UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1.	Reports to Stockholders.

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2007

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P® 500 Index and consists of blue chip stocks from diverse industries in the S&P 500 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 11.00%, while the Index returned 11.13%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.54%	17.53%	17.77%	13.98%	14.02%	14.21%	1.28%	1.28%	1.48%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.54%	17.53%	17.77%	92.39%	92.68%	94.32%	9.25%	9.24%	10.68%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.40%

Financial	19.37

Energy	13.46

Technology	13.39

Communications	12.80

Industrial	12.74

Consumer Cyclical	4.99

Basic Materials	2.04

Utilities	1.63

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.42%

General Electric Co.	5.30

AT&T Inc.	3.22

Microsoft Corp.	2.97

Citigroup Inc.	2.90

Bank of America Corp.	2.79

Procter & Gamble Co. (The)	2.75

Cisco Systems Inc.	2.52

Chevron Corp.	2.49

Johnson & Johnson	2.38

TOTAL	33.74%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P 500 INDEX FUNDS

Performance as of September 30, 2007

	Average Annual Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	16.34%	16.33%	16.44%	15.34%	15.41%	15.45%	2.29%	2.29%	2.37%
S&P 500 Growth*	16.55%	16.50%	16.78%	12.54%	12.61%	12.76%	(0.83)%	(0.83)%	(0.65)%
S&P 500 Value*	15.91%	15.82%	16.11%	18.00%	18.07%	18.22%	6.13%	6.12%	6.30%

	Cumulative Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	16.34%	16.33%	16.44%	104.14%	104.79%	105.10%	18.19%	18.21%	18.87%
S&P 500 Growth*	16.55%	16.50%	16.78%	80.51%	81.09%	82.30%	(5.99)%	(5.99)%	(4.70)%
S&P 500 Value*	15.91%	15.82%	16.11%	128.81%	129.46%	130.92%	54.91%	54.80%	56.81%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “S&P 500 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The S&P 500 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the S&P 500 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007 (the “reporting period”), the S&P 500 Fund returned 8.40%, while the Index returned 8.44%.

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P 500 INDEX FUNDS

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.75%

Financial	19.70

Industrial	11.97

Energy	11.74

Communications	11.73

Technology	11.09

Consumer Cyclical	7.57

Utilities	3.36

Basic Materials	2.85

Diversified	0.06

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.81%

General Electric Co.	3.15

AT&T Inc.	1.92

Microsoft Corp.	1.76

Citigroup Inc.	1.72

Bank of America Corp.	1.66

Procter & Gamble Co. (The)	1.63

Cisco Systems Inc.	1.50

Chevron Corp.	1.48

Johnson & Johnson	1.41

TOTAL	20.04%

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500 Index and consists of those stocks exhibiting the strongest growth characteristics within the S&P 500 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 10.54%, while the Growth Index returned 10.64%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.19%

Energy	15.97

Technology	13.58

Industrial	10.83

Communications	10.40

Consumer Cyclical	10.03

Financial	9.43

Basic Materials	1.44

Utilities	0.87

Diversified	0.12

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.71%

Procter & Gamble Co. (The)	3.30

Cisco Systems Inc.	3.03

Johnson & Johnson	2.85

American International Group Inc.	2.61

General Electric Co.	2.55

International Business Machines Corp.	2.41

Microsoft Corp.	2.00

Google Inc. Class A	1.97

PepsiCo Inc.	1.78

TOTAL	30.21%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500 Index and consists of those stocks exhibiting the strongest value characteristics within the S&P 500 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 6.27%, while the Value Index returned 6.36%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	29.73%

Industrial	13.08

Communications	13.02

Consumer Non-Cyclical	12.45

Technology	8.68

Energy	7.60

Utilities	5.78

Consumer Cyclical	5.20

Basic Materials	4.25

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
AT&T Inc.	3.78%

General Electric Co.	3.73

Citigroup Inc.	3.40

Bank of America Corp.	3.27

JPMorgan Chase & Co.	2.27

ConocoPhillips	2.09

Verizon Communications Inc.	1.88

Hewlett-Packard Co.	1.88

Wells Fargo & Co.	1.75

Merck & Co. Inc.	1.65

TOTAL	25.70%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of September 30, 2007

	Average Annual Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P MidCap 400	18.40%	18.42%	18.76%	17.97%	18.00%	18.17%	10.26%	10.25%	10.45%
S&P MidCap 400 Growth*	21.01%	20.86%	21.29%	16.40%	16.37%	16.63%	4.56%	4.54%	4.82%
S&P MidCap 400 Value*	15.77%	15.59%	16.06%	19.30%	19.28%	19.56%	14.15%	14.13%	14.41%

	Cumulative Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P MidCap 400	18.40%	18.42%	18.76%	128.44%	128.76%	130.43%	105.19%	105.13%	107.81%
S&P MidCap 400 Growth*	21.01%	20.86%	21.29%	113.67%	113.41%	115.80%	37.80%	37.60%	40.25%
S&P MidCap 400 Value*	15.77%	15.59%	16.06%	141.70%	141.50%	144.30%	158.98%	158.64%	162.81%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

* Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets). The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007 (the “reporting period”), the MidCap 400 Fund returned 4.73%, while the Index returned 4.92%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	18.25%

Industrial	16.81

Financial	14.17

Consumer Cyclical	12.82

Energy	10.77

Technology	9.42

Utilities	6.02

Communications	5.85

Basic Materials	5.81

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Noble Energy Inc.	1.01%

Lyondell Chemical Co.	0.99

Expeditors International Washington Inc.	0.84

Cameron International Corp.	0.84

Jacobs Engineering Group Inc.	0.76

GameStop Corp. Class A	0.75

Intuitive Surgical Inc.	0.73

Harris Corp.	0.66

FMC Technologies Inc.	0.63

Lam Research Corp.	0.60

TOTAL	7.81%

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P MidCap 400 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 7.92%, while the Growth Index returned 8.04%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.89%

Consumer Cyclical	17.59

Industrial	16.17

Energy	13.90

Technology	11.15

Financial	8.64

Communications	5.22

Basic Materials	2.75

Utilities	0.57

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Expeditors International Washington Inc.	1.65%

Jacobs Engineering Group Inc.	1.48

GameStop Corp. Class A	1.46

Noble Energy Inc.	1.44

FMC Technologies Inc.	1.22

Southwestern Energy Co.	1.17

Amphenol Corp. Class A	1.16

Everest Re Group Ltd.	1.14

DENTSPLY International Inc.	1.04

Energizer Holdings Inc.	1.03

TOTAL	12.79%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 Index and consists of those companies exhibiting the strongest value characteristics within the S&P MidCap 400 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 1.67%, while the Value Index returned 1.82%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	19.94%

Industrial	17.43

Consumer Non-Cyclical	12.35

Utilities	11.76

Basic Materials	9.01

Consumer Cyclical	7.81

Technology	7.62

Energy	7.51

Communications	6.52

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Lyondell Chemical Co.	2.02%

Telephone and Data Systems Inc.	1.22

Macerich Co. (The)	1.08

AMB Property Corp.	1.03

Avnet Inc.	1.03

Manpower Inc.	0.94

Regency Centers Corp.	0.92

BorgWarner Inc.	0.91

Wisconsin Energy Corp.	0.90

Arrow Electronics Inc.	0.90

TOTAL	10.95%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of September 30, 2007

	Average Annual Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P SmallCap 600	14.73%	14.66%	14.93%	18.54%	18.57%	18.73%	11.82%	11.80%	12.00%
S&P SmallCap 600 Growth*	20.23%	20.20%	20.43%	18.74%	18.78%	19.01%	8.28%	8.25%	8.54%
S&P SmallCap 600 Value*	9.76%	9.75%	10.02%	18.13%	18.24%	18.41%	12.91%	12.89%	13.20%

	Cumulative Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P SmallCap 600	14.73%	14.66%	14.93%	134.01%	134.34%	135.94%	127.64%	127.38%	130.30%
S&P SmallCap 600 Growth*	20.23%	20.20%	20.43%	136.08%	136.40%	138.74%	77.13%	76.83%	80.10%
S&P SmallCap 600 Value*	9.76%	9.75%	10.02%	130.05%	131.10%	132.78%	139.39%	139.01%	143.51%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $300 million and $2 billion (which may fluctuate depending on the overall level of the equity markets). The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007 (the “reporting period”), the SmallCap 600 Fund returned 3.20%, while the Index returned 3.26%.

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Industrial	21.86%

Consumer Non-Cyclical	18.66

Consumer Cyclical	16.30

Financial	14.84

Technology	9.47

Energy	6.73

Utilities	4.97

Communications	4.36

Basic Materials	3.10

Short-Term and Other Net Assets	(0.29)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Manitowoc Co. Inc. (The)	0.96%

Crocs Inc.	0.94

Shaw Group Inc. (The)	0.81

Trimble Navigation Ltd.	0.80

Oceaneering International Inc.	0.71

Energen Corp.	0.71

Varian Semiconductor Equipment Associates Inc.	0.71

Helix Energy Solutions Group Inc.	0.67

Southern Union Co.	0.64

FLIR Systems Inc.	0.63

TOTAL	7.58%

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P SmallCap 600 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 7.56%, while the Growth Index returned 7.63%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.75%

Industrial	19.51

Consumer Cyclical	18.51

Technology	11.08

Financial	10.98

Energy	10.86

Communications	3.29

Utilities	1.63

Basic Materials	0.43

Short-Term and Other Net Assets	(0.04)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Manitowoc Co. Inc. (The)	1.97%

Crocs Inc.	1.94

Trimble Navigation Ltd.	1.65

Oceaneering International Inc.	1.46

Helix Energy Solutions Group Inc.	1.37

FLIR Systems Inc.	1.30

Respironics Inc.	1.26

Cabot Oil & Gas Corp.	1.21

IDEXX Laboratories Inc.	1.20

Hologic Inc.	1.16

TOTAL	14.52%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 Index and consists of those companies exhibiting the strongest value characteristics within the S&P SmallCap 600 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 0.77%, while the Value Index declined 0.66%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Industrial	24.09%

Financial	18.52

Consumer Cyclical	13.94

Consumer Non-Cyclical	13.49

Utilities	8.17

Technology	7.93

Basic Materials	5.63

Communications	5.37

Energy	2.82

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Shaw Group Inc. (The)	1.58%

URS Corp.	1.02

UGI Corp.	0.93

Anixter International Inc.	0.87

Atmos Energy Corp.	0.85

Kansas City Southern Industries Inc.	0.83

Varian Semiconductor Equipment Associates Inc.	0.79

Lennox International Inc.	0.76

Texas Industries Inc.	0.73

Belden Inc.	0.71

TOTAL	9.07%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 1500 INDEX FUND

Performance as of September 30, 2007

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index (the “Index”). The Index is comprised of the S&P 500, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 85% of the total U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 7.83%, while the Index returned 7.95%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/07			Inception to 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.32%	16.30%	16.57%	10.33%	10.32%	10.56%	43.83%	43.79%	44.83%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.58%

Financial	19.08

Industrial	12.71

Energy	11.46

Communications	10.99

Technology	10.88

Consumer Cyclical	8.34

Utilities	3.61

Basic Materials	3.09

Diversified	0.05

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets

Exxon Mobil Corp.	3.37%

General Electric Co.	2.78

AT&T Inc.	1.69

Microsoft Corp.	1.56

Citigroup Inc.	1.52

Bank of America Corp.	1.46

Procter & Gamble Co. (The)	1.44

Cisco Systems Inc.	1.32

Chevron Corp.	1.31

Johnson & Johnson	1.25

TOTAL	17.70%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P U.S PREFERRED STOCK INDEX FUND

Performance as of September 30, 2007

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock Index (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the NYSE, AMEX or The NASDAQ Stock Market, Inc., and includes preferred stocks with market capitalizations over $100 million that meet various minimum requirements determined by S&P. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund declined 3.42%, while the Index declined 3.39%.

Cumulative Total Returns

Inception to 9/30/07

NAV	MARKET	INDEX
(3.22)%	(3.11)%	(3.21)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 3/26/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	74.97%

Basic Materials	11.49

Consumer Cyclical	9.68

Industrial	2.00

Utilities	0.30

Short-Term and Other Net Assets	1.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Ford Motor Co. Capital Trust II, 6.50%	9.24%

Freeport-McMoRan Copper & Gold Inc., 6.75%	8.07

Wells Fargo Capital IV, 7.00%	4.81

MetLife Inc., 6.50%	4.81

Citigroup Capital VIII, 6.95%	4.79

ABN AMRO Capital Funding Trust VII, 6.08%	3.67

Countrywide Capital V, 7.00%	3.59

Merrill Lynch & Co. Inc., 6.16%	3.58

BAC Capital Trust II, 7.00%	3.54

JP Morgan Chase Capital XI, 5.88%	3.41

TOTAL	49.51%

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2007

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals and which also meet other eligibility criteria determined by NASDAQ. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 9.85%, while the Index returned 9.96%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.95	12.71%	13.27%	12.38%	12.42%	12.94%	(2.67)%	(2.68)%	(2.28)%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.95	12.71%	13.27%	79.22%	79.54%	83.75%	(16.46)%	(16.54)%	(14.23)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Pharmaceuticals	49.52%

Biotechnology	47.04

Health Care-Products	2.94

Commercial Services	0.33

Energy-Alternate Sources	0.18

Short-Term and Other Net Assets	(0.01)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Amgen Inc.	10.53%

Gilead Sciences Inc.	7.18

Celgene Corp.	6.40

Teva Pharmaceutical Industries Ltd. SP ADR	4.99

Biogen Idec Inc.	3.95

Genzyme Corp.	3.08

Vertex Pharmaceuticals Inc.	2.61

Shire PLC ADR	2.17

Onyx Pharmaceuticals Inc.	1.78

Amylin Pharmaceuticals Inc.	1.67

TOTAL	44.36%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/07 to 9/30/07)
S&P 100
Actual	$1,000.00	$1,110.00	0.20%	$1.06
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P 500
Actual	1,000.00	1,084.00	0.09	0.49
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.09	0.48
S&P 500 Growth
Actual	1,000.00	1,105.40	0.18	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91
S&P 500 Value
Actual	1,000.00	1,062.70	0.18	0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/07 to 9/30/07)
S&P MidCap 400
Actual	$1,000.00	$1,047.30	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	1,079.20	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	1,016.70	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P SmallCap 600
Actual	1,000.00	1,032.00	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	1,075.60	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	992.30	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P 1500
Actual	1,000.00	1,078.30	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	965.80	0.48	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	1,098.50	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.82%

AEROSPACE & DEFENSE – 2.80%
Boeing Co. (The)	420,122	$44,108,609
General Dynamics Corp.	216,341	18,274,324
Raytheon Co.	234,850	14,988,127
United Technologies Corp.	531,257	42,755,563

		120,126,623

AGRICULTURE – 1.83%
Altria Group Inc.	1,127,978	78,428,310

		78,428,310

AUTO MANUFACTURERS – 0.48%
Ford Motor Co.[a]	1,109,781	9,422,041
General Motors Corp.	302,618	11,106,081

		20,528,122

BANKS – 7.06%
Bank of America Corp.	2,377,333	119,508,530
Bank of New York Mellon Corp. (The)	606,339	26,763,803
Regions Financial Corp.	376,188	11,090,022
U.S. Bancorp	925,838	30,117,510
Wachovia Corp.	1,019,996	51,152,799
Wells Fargo & Co.	1,790,578	63,780,388

		302,413,052

BEVERAGES – 3.38%
Anheuser-Busch Companies Inc.	402,240	20,107,978
Coca-Cola Co. (The)	1,066,323	61,281,583
PepsiCo Inc.	865,934	63,438,325

		144,827,886

BIOTECHNOLOGY – 0.77%
Amgen Inc.[a]	580,616	32,845,447

		32,845,447

CHEMICALS – 1.08%
Dow Chemical Co. (The)	509,284	21,929,769
Du Pont (E.I.) de Nemours and Co.	493,492	24,457,464

		46,387,233

COMPUTERS – 6.61%
Apple Inc.[a]	465,846	71,525,995
Dell Inc.[a]	1,213,640	33,496,464
EMC Corp.[a]	1,121,136	23,319,629

Security	Shares	Value
Hewlett-Packard Co.	1,381,540	$68,786,877
International Business Machines Corp.	728,945	85,869,721

		282,998,686

COSMETICS & PERSONAL CARE – 3.40%
Avon Products Inc.	232,842	8,738,560
Colgate-Palmolive Co.	273,259	19,488,832
Procter & Gamble Co. (The)	1,671,974	117,606,651

		145,834,043

DIVERSIFIED FINANCIAL SERVICES – 9.17%
American Express Co.	634,202	37,652,573
Capital One Financial Corp.	221,231	14,696,375
Citigroup Inc.	2,665,113	124,380,824
Goldman Sachs Group Inc. (The)	217,447	47,129,463
JPMorgan Chase & Co.	1,813,194	83,080,549
Lehman Brothers Holdings Inc.	284,809	17,581,260
Merrill Lynch & Co. Inc.	462,154	32,942,337
Morgan Stanley	563,079	35,473,977

		392,937,358

ELECTRIC – 1.63%
AES Corp. (The)[a]	356,451	7,143,278
American Electric Power Co. Inc.	213,213	9,824,855
Entergy Corp.	105,056	11,376,514
Exelon Corp.	359,359	27,081,294
Southern Co. (The)	401,735	14,574,946

		70,000,887

FOOD – 1.12%
Campbell Soup Co.	115,750	4,282,750
Heinz (H.J.) Co.	171,789	7,936,652
Kraft Foods Inc.	845,587	29,181,207
Sara Lee Corp.	390,417	6,516,060

		47,916,669

FOREST PRODUCTS & PAPER – 0.39%
International Paper Co.	231,207	8,293,395
Weyerhaeuser Co.	115,204	8,329,249

		16,622,644

HEALTH CARE - PRODUCTS – 3.89%
Baxter International Inc.	346,003	19,473,049
Covidien Ltd.[a]	264,857	10,991,566
Johnson & Johnson	1,550,843	101,890,385
Medtronic Inc.	608,103	34,303,090

		166,658,090

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2007

Security	Shares	Value
INSURANCE – 3.14%
Allstate Corp. (The)	314,021	$17,958,861
American International Group Inc.	1,374,023	92,952,656
CIGNA Corp.	152,243	8,113,029
Hartford Financial Services Group Inc. (The)	169,170	15,656,684

		134,681,230

INTERNET – 1.64%
Google Inc. Class Aa	123,761	70,205,902

		70,205,902

IRON & STEEL – 0.14%
Allegheny Technologies Inc.	54,579	6,000,961

		6,000,961

LODGING – 0.20%
Harrah’s Entertainment Inc.	99,875	8,682,134

		8,682,134

MACHINERY – 0.76%
Caterpillar Inc.	342,160	26,835,609
Rockwell Automation Inc.	82,285	5,719,630

		32,555,239

MANUFACTURING – 6.97%
General Electric Co.	5,488,605	227,228,247
Honeywell International Inc.	401,504	23,877,443
3M Co.	383,802	35,916,190
Tyco International Ltd.	264,778	11,740,257

		298,762,137

MEDIA – 3.13%
CBS Corp. Class B	368,108	11,595,402
Clear Channel
Communications Inc.	265,656	9,946,161
Comcast Corp. Class Aa	1,656,928	40,064,519
Time Warner Inc.	1,999,508	36,710,967
Walt Disney Co. (The)	1,040,665	35,788,469

		134,105,518

MINING – 0.43%
Alcoa Inc.	468,787	18,338,947

		18,338,947

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.[a]	501,271	8,692,039

		8,692,039

Security	Shares	Value
OIL & GAS – 10.70%
Chevron Corp.	1,142,117	$106,879,309
ConocoPhillips	871,928	76,529,121
Exxon Mobil Corp.	2,970,893	274,985,856

		458,394,286

OIL & GAS SERVICES – 2.36%
Baker Hughes Inc.	171,226	15,473,694
Halliburton Co.	477,773	18,346,483
Schlumberger Ltd.	638,664	67,059,720

		100,879,897

PHARMACEUTICALS – 5.27%
Abbott Laboratories	826,417	44,312,480
Bristol-Myers Squibb Co.	1,055,021	30,405,705
Merck & Co. Inc.	1,165,428	60,240,973
Pfizer Inc.	3,711,628	90,675,072

		225,634,230

PIPELINES – 0.40%
El Paso Corp.	374,017	6,347,068
Williams Companies Inc. (The)	320,142	10,904,037

		17,251,105

RETAIL – 4.31%
CVS Caremark Corp.	794,174	31,473,116
Home Depot Inc.	901,149	29,233,274
Limited Brands Inc.	172,467	3,947,770
McDonald’s Corp.	637,811	34,741,565
Target Corp.	454,034	28,862,941
Wal-Mart Stores Inc.	1,286,421	56,152,277

		184,410,943

SEMICONDUCTORS – 2.54%
Intel Corp.	3,129,298	80,923,646
Texas Instruments Inc.	765,964	28,026,623

		108,950,269

SOFTWARE – 4.04%
Microsoft Corp.	4,319,688	127,258,008
Oracle Corp.[a]	2,110,401	45,690,182

		172,948,190

TELECOMMUNICATIONS – 8.03%
AT&T Inc.	3,267,414	138,244,286
Cisco Systems Inc.[a]	3,263,384	108,050,644
Sprint Nextel Corp.	1,526,738	29,008,022
Verizon Communications Inc.	1,555,012	68,855,931

		344,158,883

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2007

Security	Shares	Value
TRANSPORTATION – 1.95%
Burlington Northern Santa Fe Corp.	161,377	$13,098,971
FedEx Corp.	164,435	17,224,566
Norfolk Southern Corp.	210,068	10,904,630
United Parcel
Service Inc. Class B	562,766	42,263,727

		83,491,894

TOTAL COMMON STOCKS (Cost: $4,089,451,242)		4,276,668,854

SHORT-TERM INVESTMENTS – 0.52%

MONEY MARKET FUNDS – 0.52%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[b,c]	22,507,859	22,507,859

		22,507,859

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,507,859)		22,507,859

TOTAL INVESTMENTS IN SECURITIES – 100.34% (Cost: $4,111,959,101)		4,299,176,713

Other Assets, Less Liabilities – (0.34)%		(14,746,179)

NET ASSETS – 100.00%		$4,284,430,534

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$27,404,196	0.15%

		27,404,196	0.15

AEROSPACE & DEFENSE
Boeing Co. (The)	1,041,193	109,314,853	0.61
United Technologies Corp.	1,317,358	106,020,972	0.59
Other securities[a]		212,573,116	1.19

		427,908,941	2.39

AGRICULTURE
Altria Group Inc.	2,797,258	194,493,349	1.08
Other securities[a]		115,201,354	0.65

		309,694,703	1.73

AIRLINES
Other securities[a]		14,664,284	0.08

		14,664,284	0.08

APPAREL
Other securities[a]		76,167,988	0.43

		76,167,988	0.43

AUTO MANUFACTURERS
Other securities[a]		79,034,603	0.44

		79,034,603	0.44

AUTO PARTS & EQUIPMENT
Other securities[a]		39,378,035	0.22

		39,378,035	0.22

BANKS
Bank of America Corp.	5,896,458	296,414,944	1.66
Wachovia Corp.	2,528,376	126,798,056	0.71
Wells Fargo & Co.	4,440,927	158,185,820	0.88
Other securities[a]		471,782,882	2.63

		1,053,181,702	5.88

BEVERAGES
Coca-Cola Co. (The)	2,643,617	151,928,669	0.85
PepsiCo Inc.	2,146,853	157,278,451	0.88
Other securities[a]		89,193,116	0.50

		398,400,236	2.23

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	1,442,743	$81,615,972	0.46%
Other securities[a]		88,343,361	0.49

		169,959,333	0.95

BUILDING MATERIALS
Other securities[a]		19,760,851	0.11

		19,760,851	0.11

CHEMICALS
Other securities[a]		255,053,601	1.42

		255,053,601	1.42

COAL
Other securities[a]		27,980,991	0.16

		27,980,991	0.16

COMMERCIAL SERVICES
Other securities[a]		112,812,222	0.63

		112,812,222	0.63

COMPUTERS
Apple Inc.[b]	1,155,499	177,415,316	0.99
Dell Inc.[b]	3,016,050	83,242,980	0.46
Hewlett-Packard Co.	3,425,480	170,554,649	0.95
International Business Machines Corp.	1,807,646	212,940,699	1.19
Other securities[a]		182,865,456	1.03

		827,019,100	4.62

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,146,901	291,693,016	1.63
Other securities[a]		76,265,704	0.43

		367,958,720	2.06

DISTRIBUTION & WHOLESALE
Other securities[a]		19,855,024	0.11

		19,855,024	0.11

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,571,421	93,295,265	0.52
Citigroup Inc.	6,610,315	308,503,401	1.72
Federal National Mortgage Association	1,292,366	78,588,776	0.44
Goldman Sachs Group Inc. (The)	538,941	116,810,072	0.65

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
JPMorgan Chase & Co.	4,496,358	$206,023,124	1.15%
Merrill Lynch & Co. Inc.	1,144,412	81,573,687	0.46
Morgan Stanley	1,397,679	88,053,777	0.49
Other securities[a]		383,627,782	2.15

		1,356,475,884	7.58

ELECTRIC
Other securities[a]		571,761,584	3.19

		571,761,584	3.19

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		61,055,963	0.34

		61,055,963	0.34

ELECTRONICS
Other securities[a]		110,284,190	0.62

		110,284,190	0.62

ENGINEERING & CONSTRUCTION
Other securities[a]		16,800,162	0.09

		16,800,162	0.09

ENTERTAINMENT
Other securities[a]		19,121,272	0.11

		19,121,272	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		30,714,086	0.17

		30,714,086	0.17

FOOD
Other securities[a]		321,266,928	1.79

		321,266,928	1.79

FOREST PRODUCTS & PAPER
Other securities[a]		65,998,351	0.37

		65,998,351	0.37

GAS
Other securities[a]		29,752,627	0.17

		29,752,627	0.17

HAND & MACHINE TOOLS
Other securities[a]		17,101,035	0.10

		17,101,035	0.10

HEALTH CARE - PRODUCTS
Johnson & Johnson	3,846,203	252,695,537	1.41
Medtronic Inc.	1,506,611	84,987,927	0.47
Other securities[a]		224,233,800	1.26

		561,917,264	3.14

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,760,029	$85,238,204	0.48%
Other securities[a]		161,073,926	0.90

		246,312,130	1.38

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		10,509,887	0.06

		10,509,887	0.06

HOME BUILDERS
Other securities[a]		19,321,570	0.11

		19,321,570	0.11

HOME FURNISHINGS
Other securities[a]		16,646,508	0.09

		16,646,508	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		75,304,415	0.42

		75,304,415	0.42

HOUSEWARES
Other securities[a]		10,547,342	0.06

		10,547,342	0.06

INSURANCE
American International Group Inc.	3,407,493	230,516,901	1.29

Other securities[a]		599,338,260	3.35

		829,855,161	4.64

INTERNET
Google Inc. Class Ab	306,907	174,099,134	0.97
Other securities[a]		192,459,051	1.08

		366,558,185	2.05

INVESTMENT COMPANIES
Other securities[a]		10,564,907	0.06

		10,564,907	0.06

IRON & STEEL
Other securities[a]		54,129,323	0.30

		54,129,323	0.30

LEISURE TIME
Other securities[a]		46,108,065	0.26

		46,108,065	0.26

LODGING
Other securities[a]		88,528,452	0.49

		88,528,452	0.49

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$153,953,949	0.86%

		153,953,949	0.86

MANUFACTURING
General Electric Co.	13,616,079	563,705,671	3.15
3M Co.	950,922	88,987,281	0.50
Other securities[a]		289,391,943	1.61

		942,084,895	5.26

MEDIA
Comcast Corp.
Class Ab	4,105,876	99,280,082	0.55
Time Warner Inc.	4,954,229	90,959,644	0.51
Walt Disney Co. (The)	2,578,420	88,671,864	0.49
Other securities[a]		236,575,081	1.33

		515,486,671	2.88

METAL FABRICATE & HARDWARE
Other securities[a]		26,965,803	0.15

		26,965,803	0.15

MINING
Other securities[a]		136,882,744	0.76

		136,882,744	0.76

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		34,702,587	0.19

		34,702,587	0.19

OIL & GAS
Chevron Corp.	2,832,614	265,076,018	1.48
ConocoPhillips	2,162,094	189,766,990	1.06
Exxon Mobil Corp.	7,370,464	682,210,148	3.81
Other securities[a]		517,487,653	2.89

		1,654,540,809	9.24

OIL & GAS SERVICES
Schlumberger Ltd.	1,583,897	166,309,185	0.93
Other securities[a]		176,977,234	0.99

		343,286,419	1.92

PACKAGING & CONTAINERS
Other securities[a]		21,689,278	0.12

		21,689,278	0.12

PHARMACEUTICALS
Abbott Laboratories	2,053,005	110,082,128	0.61
Merck & Co. Inc.	2,892,280	149,501,953	0.84

Security	Shares	Value	% of Net Assets
Pfizer Inc.	9,204,533	$224,866,741	1.26%
Wyeth	1,785,160	79,528,878	0.44
Other securities[a]		432,944,195	2.42

		996,923,895	5.57

PIPELINES
Other securities[a]		75,206,815	0.42

		75,206,815	0.42

REAL ESTATE
Other securities[a]		7,197,921	0.04

		7,197,921	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		209,503,209	1.17

		209,503,209	1.17

RETAIL
CVS Caremark Corp.	1,967,166	77,958,789	0.44
McDonald’s Corp.	1,582,442	86,195,616	0.48
Wal-Mart Stores Inc.	3,189,093	139,203,909	0.78
Other securities[a]		596,989,114	3.33

		900,347,428	5.03

SAVINGS & LOANS
Other securities[a]		59,864,826	0.33

		59,864,826	0.33

SEMICONDUCTORS
Intel Corp.	7,759,892	200,670,807	1.12
Other securities[a]		292,013,667	1.63

		492,684,474	2.75

SOFTWARE
Microsoft Corp.	10,714,233	315,641,304	1.76
Oracle Corp.[b]	5,230,620	113,242,923	0.63
Other securities[a]		203,691,111	1.14

		632,575,338	3.53

TELECOMMUNICATIONS
AT&T Inc.	8,104,569	342,904,314	1.92
Cisco Systems Inc.[b]	8,093,548	267,977,374	1.50
QUALCOMM Inc.	2,223,253	93,954,672	0.52
Verizon Communications Inc.	3,856,613	170,770,824	0.95
Other securities[a]		314,179,308	1.76

		1,189,786,492	6.65

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$6,608,957	0.04%

		6,608,957	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		18,105,495	0.10

		18,105,495	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	1,394,680	104,740,468	0.59
Other securities[a]		183,272,426	1.02

		288,012,894	1.61

TOTAL COMMON STOCKS (Cost: $16,257,764,899)		17,869,280,720	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	92,002,847	92,002,847	0.52
BGI Cash Premier Fund LLC 5.37%[c,d,e]	114,593,497	114,593,497	0.64

		206,596,344	1.16

TOTAL SHORT-TERM INVESTMENTS (Cost: $206,596,344)		206,596,344	1.16

TOTAL INVESTMENTS IN SECURITIES (Cost: $16,464,361,243)		18,075,877,064	100.98

Other Assets, Less Liabilities		(174,766,148)	(0.98)

NET ASSETS		$17,901,110,916	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$14,781,994	0.26%

		14,781,994	0.26

AEROSPACE & DEFENSE
Boeing Co. (The)	350,479	36,796,790	0.64
General Dynamics Corp.	348,457	29,434,163	0.52
United Technologies Corp.	853,027	68,651,613	1.20
Other securities[a]		36,478,848	0.63

		171,361,414	2.99

AGRICULTURE
Altria Group Inc.	905,183	62,937,374	1.10
Other securities[a]		32,744,054	0.57

		95,681,428	1.67

AIRLINES
Other securities[a]		3,462,564	0.06

		3,462,564	0.06

APPAREL
Other securities[a]		44,160,690	0.77

		44,160,690	0.77

BANKS
Other securities[a]		35,990,875	0.63

		35,990,875	0.63

BEVERAGES
Anheuser-Busch
Companies Inc.	647,741	32,380,573	0.56
Coca-Cola Co. (The)	1,031,287	59,268,064	1.03
PepsiCo Inc.	1,394,775	102,181,216	1.78
Other securities[a]		12,297,753	0.22

		206,127,606	3.59

BIOTECHNOLOGY
Amgen Inc.[b]	934,202	52,847,807	0.92
Other securities[a]		49,580,350	0.87

		102,428,157	1.79

BUILDING MATERIALS
Other securities[a]		5,498,268	0.10

		5,498,268	0.10

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$44,788,809	0.78%

		44,788,809	0.78

COAL
Other securities[a]		6,687,008	0.12

		6,687,008	0.12

COMMERCIAL SERVICES
Other securities[a]		36,950,433	0.64

		36,950,433	0.64

COMPUTERS
Apple Inc.[b]	388,809	59,697,734	1.04
Dell Inc.[b]	1,952,966	53,901,862	0.94
International Business Machines Corp.	1,171,084	137,953,695	2.41
Other securities[a]		58,234,864	1.01

		309,788,155	5.40

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	437,816	31,225,037	0.54
Procter & Gamble Co. (The)	2,690,550	189,253,287	3.30
Other securities[a]		18,274,807	0.32

		238,753,131	4.16

DISTRIBUTION & WHOLESALE
Other securities[a]		1,981,285	0.03

		1,981,285	0.03

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,017,452	60,406,125	1.05
CME Group Inc.	45,909	26,964,651	0.47
Goldman Sachs Group Inc. (The)	143,370	31,074,014	0.54
Other securities[a]		131,445,201	2.30

		249,889,991	4.36

ELECTRIC
Other securities[a]		50,069,842	0.87

		50,069,842	0.87

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		13,537,016	0.24

		13,537,016	0.24

ELECTRONICS
Other securities[a]		32,318,813	0.56

		32,318,813	0.56

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[a]		$3,585,966	0.06%

		3,585,966	0.06

ENTERTAINMENT
Other securities[a]		12,381,552	0.22

		12,381,552	0.22

FOOD
Other securities[a]		73,631,770	1.28

		73,631,770	1.28

HAND & MACHINE TOOLS
Other securities[a]		4,705,117	0.08

		4,705,117	0.08

HEALTH CARE - PRODUCTS
Baxter International Inc.	557,160	31,356,965	0.55
Johnson & Johnson	2,492,012	163,725,188	2.85
Medtronic Inc.	979,749	55,267,641	0.96
Other securities[a]		104,113,433	1.82

		354,463,227	6.18

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,144,530	55,429,588	0.97
Other securities[a]		53,273,707	0.93

		108,703,295	1.90

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		6,784,168	0.12

		6,784,168	0.12

HOME BUILDERS
Other securities[a]		8,527,492	0.15

		8,527,492	0.15

HOME FURNISHINGS
Other securities[a]		4,832,229	0.08

		4,832,229	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		30,095,353	0.52

		30,095,353	0.52

INSURANCE
American International Group Inc.	2,212,394	149,668,454	2.61
Other securities[a]		74,605,264	1.30

		224,273,718	3.91

Security	Shares	Value	% of Net Assets
INTERNET
Amazon.com Inc.[b]	264,175	$24,607,901	0.43%
eBay Inc.[b]	979,990	38,239,210	0.67
Google Inc. Class Ab	198,796	112,771,007	1.97
Yahoo! Inc.[b]	1,157,173	31,058,523	0.54
Other securities[a]		22,559,354	0.39

		229,235,995	4.00

INVESTMENT COMPANIES
Other securities[a]		3,527,062	0.06

		3,527,062	0.06

IRON & STEEL
Other securities[a]		17,781,521	0.31

		17,781,521	0.31

LEISURE TIME
Other securities[a]		21,567,949	0.38

		21,567,949	0.38

LODGING
Other securities[a]		30,031,245	0.52

		30,031,245	0.52

MACHINERY
Other securities[a]		43,672,405	0.76

		43,672,405	0.76

MANUFACTURING
General Electric Co.	3,528,293	146,071,330	2.55
3M Co.	406,885	38,076,298	0.66
Other securities[a]		46,947,172	0.82

		231,094,800	4.03

MEDIA
Other securities[a]		99,257,964	1.73

		99,257,964	1.73

METAL FABRICATE & HARDWARE
Other securities[a]		9,776,595	0.17

		9,776,595	0.17

MINING
Other securities[a]		20,168,159	0.35

		20,168,159	0.35

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		8,537,734	0.15

		8,537,734	0.15

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
OIL & GAS
Apache Corp.	285,028	$25,669,622	0.45%
Chevron Corp.	956,998	89,555,873	1.56
Devon Energy Corp.	382,894	31,856,781	0.55
Exxon Mobil Corp.	4,777,196	442,177,262	7.71
Occidental Petroleum Corp.	456,788	29,270,975	0.51
Other securities[a]		141,288,457	2.47

		759,818,970	13.25

OIL & GAS SERVICES
Schlumberger Ltd.	471,348	49,491,540	0.86
Other securities[a]		83,534,139	1.46

		133,025,679	2.32

PACKAGING & CONTAINERS
Other securities[a]		9,667,290	0.17

		9,667,290	0.17

PHARMACEUTICALS
Abbott Laboratories	743,508	39,866,899	0.69
Gilead Sciences Inc.[b]	799,338	32,668,944	0.57
Pfizer Inc.	3,350,670	81,856,868	1.43
Wyeth	1,155,939	51,497,082	0.90
Other securities[a]		117,559,215	2.05

		323,449,008	5.64

PIPELINES
Other securities[a]		16,136,719	0.28

		16,136,719	0.28

REAL ESTATE
Other securities[a]		2,723,949	0.05

		2,723,949	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		18,463,782	0.32

		18,463,782	0.32

RETAIL
CVS Caremark Corp.	729,542	28,911,749	0.50
Home Depot Inc.	1,451,454	47,085,168	0.82
Lowe’s Companies Inc.	1,277,571	35,797,539	0.62
McDonald’s Corp.	563,090	30,671,512	0.53
Target Corp.	495,631	31,507,263	0.55
Walgreen Co.	856,660	40,468,618	0.71
Wal-Mart Stores Inc.	2,073,174	90,494,045	1.58
Other securities[a]		136,127,217	2.38

		441,063,111	7.69

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$5,999,713	0.10%

		5,999,713	0.10

SEMICONDUCTORS
Intel Corp.	2,259,701	58,435,868	1.02
Other securities[a]		96,050,860	1.67

		154,486,728	2.69

SOFTWARE
Microsoft Corp.	3,899,739	114,886,311	2.00
Oracle Corp.[b]	3,388,445	73,359,834	1.28
Other securities[a]		118,060,107	2.06

		306,306,252	5.34

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	5,244,065	173,630,992	3.03
QUALCOMM Inc.	1,439,609	60,837,876	1.06
Other securities[a]		18,240,823	0.32

		252,709,691	4.41

TEXTILES
Other securities[a]		4,293,768	0.07

		4,293,768	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		3,565,498	0.06

		3,565,498	0.06

TRANSPORTATION
United Parcel Service Inc. Class B	589,253	44,252,900	0.77
Other securities[a]		41,128,435	0.72

		85,381,335	1.49

TOTAL COMMON STOCKS (Cost: $4,992,771,793)		5,727,984,288	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	20,632,514	20,632,514	0.36

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
BGI Cash Premier Fund LLC 5.37%[c,d,e]	1,222,496	$1,222,496	0.02%

		21,855,010	0.38

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,855,010)		21,855,010	0.38

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,014,626,803)		5,749,839,298	100.24

Other Assets, Less Liabilities		(13,916,959)	(0.24)

NET ASSETS		$5,735,922,339	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral.
See Note 5.

See notes to financial statements.

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,249,865	0.05%

		2,249,865	0.05

AEROSPACE & DEFENSE
Boeing Co. (The)	243,299	25,543,962	0.58
Other securities[a]		54,128,580	1.23

		79,672,542	1.81

AGRICULTURE
Altria Group Inc.	678,281	47,160,878	1.07
Other securities[a]		31,494,551	0.72

		78,655,429	1.79

AIRLINES
Other securities[a]		4,630,506	0.11

		4,630,506	0.11

APPAREL
Other securities[a]		4,066,952	0.09

		4,066,952	0.09

AUTO MANUFACTURERS
Other securities[a]		38,385,376	0.87

		38,385,376	0.87

AUTO PARTS & EQUIPMENT
Other securities[a]		19,079,873	0.43

		19,079,873	0.43

BANKS
Bank of America Corp.	2,863,731	143,959,757	3.27
Bank of New York Mellon Corp. (The)	730,802	32,257,600	0.73
U.S. Bancorp	1,115,667	36,292,648	0.82
Wachovia Corp.	1,228,890	61,628,834	1.40
Wells Fargo & Co.	2,157,953	76,866,286	1.75
Other securities[a]		133,957,578	3.04

		484,962,703	11.01

BEVERAGES
Coca-Cola Co. (The)	514,548	29,571,074	0.67
Other securities[a]		9,680,431	0.22

		39,251,505	0.89

BIOTECHNOLOGY
Other securities[a]		5,749,882	0.13

		5,749,882	0.13

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$5,551,532	0.13%

		5,551,532	0.13

CHEMICALS
Dow Chemical Co. (The)	614,560	26,462,954	0.60
Du Pont (E.I.) de Nemours and Co.	595,131	29,494,692	0.67
Other securities[a]		34,711,501	0.79

		90,669,147	2.06

COAL
Other securities[a]		8,638,810	0.20

		8,638,810	0.20

COMMERCIAL SERVICES
Other securities[a]		27,314,829	0.62

		27,314,829	0.62

COMPUTERS
Apple Inc.[b]	268,433	41,215,203	0.94
Hewlett-Packard Co.	1,664,354	82,868,186	1.88
Other securities[a]		45,358,260	1.03

		169,441,649	3.85

DISTRIBUTION & WHOLESALE
Other securities[a]		8,168,792	0.19

		8,168,792	0.19

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,210,381	149,828,481	3.40
Federal National Mortgage Association	627,589	38,163,687	0.87
Goldman Sachs Group Inc. (The)	154,700	33,529,678	0.76
JPMorgan Chase & Co.	2,184,291	100,084,214	2.27
Merrill Lynch & Co. Inc.	556,882	39,694,549	0.90
Morgan Stanley	679,762	42,825,006	0.97
Other securities[a]		68,297,910	1.56

		472,423,525	10.73

ELECTRIC
TXU Corp.	296,080	20,272,598	0.46
Other securities[a]		219,759,869	4.99

		240,032,467	5.45

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$19,554,295	0.44%

		19,554,295	0.44

ELECTRONICS
Other securities[a]		29,479,335	0.67

		29,479,335	0.67

ENGINEERING & CONSTRUCTION
Other securities[a]		5,486,790	0.12

		5,486,790	0.12

ENVIRONMENTAL CONTROL
Other securities[a]		14,690,839	0.33

		14,690,839	0.33

FOOD
Kraft Foods Inc.	1,018,984	35,165,138	0.80
Other securities[a]		66,152,263	1.50

		101,317,401	2.30

FOREST PRODUCTS & PAPER
Other securities[a]		32,286,543	0.73

		32,286,543	0.73

GAS
Other securities[a]		14,509,197	0.33

		14,509,197	0.33

HAND & MACHINE TOOLS
Other securities[a]		4,876,559	0.11

		4,876,559	0.11

HEALTH CARE - PRODUCTS
Other securities[a]		7,538,907	0.17

		7,538,907	0.17

HEALTH CARE - SERVICES
Other securities[a]		38,507,383	0.87

		38,507,383	0.87

HOME BUILDERS
Other securities[a]		3,015,687	0.07

		3,015,687	0.07

HOME FURNISHINGS
Other securities[a]		4,532,161	0.10

		4,532,161	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		13,692,120	0.31

		13,692,120	0.31

Security	Shares	Value	% of Net Assets
HOUSEWARES
Other securities[a]		$5,182,672	0.12%

		5,182,672	0.12

INSURANCE
Allstate Corp. (The)	378,542	21,648,817	0.49
MetLife Inc.	272,763	19,019,764	0.43
Prudential Financial Inc.	296,802	28,961,939	0.66
Travelers Companies Inc. (The)	424,819	21,385,388	0.49
Other securities[a]		145,232,582	3.29

		236,248,490	5.36

INTERNET
Other securities[a]		6,382,281	0.15

		6,382,281	0.15

INVESTMENT COMPANIES
Other securities[a]		2,329,127	0.05

		2,329,127	0.05

IRON & STEEL
Other securities[a]		13,069,074	0.30

		13,069,074	0.30

LEISURE TIME
Other securities[a]		6,451,290	0.15

		6,451,290	0.15

LODGING
Other securities[a]		20,800,597	0.47

		20,800,597	0.47

MACHINERY
Other securities[a]		42,370,894	0.96

		42,370,894	0.96

MANUFACTURING
General Electric Co.	3,967,352	164,248,373	3.73
Honeywell International Inc.	483,901	28,777,592	0.65
Other securities[a]		91,572,614	2.08

		284,598,579	6.46

MEDIA
Comcast Corp. Class Ab	1,358,463	32,847,635	0.75
News Corp. Class A	988,620	21,739,754	0.49

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
Time Warner Inc.	2,409,294	$44,234,638	1.00%
Walt Disney Co. (The)	728,091	25,039,049	0.57
Other securities[a]		52,660,002	1.20

		176,521,078	4.01

METAL FABRICATE & HARDWARE
Other securities[a]		5,768,852	0.13

		5,768,852	0.13

MINING
Alcoa Inc.	564,885	22,098,301	0.50
Freeport-McMoRan Copper & Gold Inc.	244,561	25,652,003	0.58
Other securities[a]		3,346,424	0.08

		51,096,728	1.16

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		10,477,400	0.24

		10,477,400	0.24

OIL & GAS
Chevron Corp.	660,747	61,832,704	1.41
ConocoPhillips	1,050,398	92,193,432	2.09
Marathon Oil Corp.	440,488	25,116,626	0.57
Other securities[a]		55,094,196	1.25

		234,236,958	5.32

OIL & GAS SERVICES
Schlumberger Ltd.	414,442	43,516,410	0.99
Other securities[a]		23,468,922	0.53

		66,985,332	1.52

PACKAGING & CONTAINERS
Other securities[a]		3,286,881	0.07

		3,286,881	0.07

PHARMACEUTICALS
Abbott Laboratories	437,003	23,432,101	0.53
Bristol-Myers Squibb Co.	1,271,643	36,648,751	0.83
Merck & Co. Inc.	1,404,968	72,622,796	1.65
Pfizer Inc.	1,968,820	48,098,273	1.09
Schering-Plough Corp.	609,644	19,283,040	0.44
Other securities[a]		41,571,239	0.95

		241,656,200	5.49

PIPELINES
Other securities[a]		24,474,480	0.56

		24,474,480	0.56

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$1,371,983	0.03%

		1,371,983	0.03

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		87,694,663	1.99

		87,694,663	1.99

RETAIL
Other securities[a]		108,324,381	2.46

		108,324,381	2.46

SAVINGS & LOANS
Washington Mutual Inc.	566,736	20,011,448	0.46
Other securities[a]		4,487,830	0.10

		24,499,278	0.56

SEMICONDUCTORS
Intel Corp.	2,070,359	53,539,484	1.21
Texas Instruments Inc.	554,785	20,299,583	0.46
Other securities[a]		49,937,393	1.14

		123,776,460	2.81

SOFTWARE
Microsoft Corp.	2,290,778	67,486,320	1.53
Other securities[a]		10,819,220	0.25

		78,305,540	1.78

TELECOMMUNICATIONS
AT&T Inc.	3,935,862	166,526,320	3.78
Motorola Inc.	1,492,270	27,651,763	0.63
Sprint Nextel Corp.	1,839,854	34,957,226	0.79
Verizon Communications Inc.	1,873,841	82,973,679	1.88
Other securities[a]		76,048,159	1.73

		388,157,147	8.81

TOYS, GAMES & HOBBIES
Other securities[a]		6,132,769	0.14

		6,132,769	0.14

TRANSPORTATION
Union Pacific Corp.	172,441	19,496,179	0.44
Other securities[a]		56,818,433	1.29

		76,314,612	1.73

TOTAL COMMON STOCKS (Cost: $3,746,841,676)		4,394,946,347	99.79

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	27,720,860	$27,720,860	0.63%
BGI Cash Premier Fund LLC 5.37%[c,d,e]	38,496,371	38,496,371	0.87

		66,217,231	1.50

TOTAL SHORT-TERM INVESTMENTS (Cost: $66,217,231)		66,217,231	1.50

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,813,058,907)		4,461,163,578	101.29

Other Assets, Less Liabilities		(56,905,064)	(1.29)

NET ASSETS		$4,404,258,514	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$14,440,851	0.29%

		14,440,851	0.29

AEROSPACE & DEFENSE
Other securities[a]		29,802,047	0.60

		29,802,047	0.60

AGRICULTURE
Other securities[a]		5,622,054	0.11

		5,622,054	0.11

AIRLINES
Other securities[a]		14,681,844	0.29

		14,681,844	0.29

APPAREL
Other securities[a]		35,150,168	0.70

		35,150,168	0.70

AUTO MANUFACTURERS
Other securities[a]		19,201,714	0.38

		19,201,714	0.38

AUTO PARTS & EQUIPMENT
BorgWarner Inc.	242,410	22,187,787	0.45
Other securities[a]		19,158,322	0.38

		41,346,109	0.83

BANKS
Other securities[a]		130,175,943	2.61

		130,175,943	2.61

BEVERAGES
Other securities[a]		22,082,477	0.44

		22,082,477	0.44

BIOTECHNOLOGY
Other securities[a]		84,442,952	1.69

		84,442,952	1.69

BUILDING MATERIALS
Martin Marietta Materials Inc.	174,900	23,357,895	0.47
Other securities[a]		13,136,273	0.26

		36,494,168	0.73

CHEMICALS
Lyondell Chemical Co.	1,060,448	49,151,765	0.99
Other securities[a]		143,506,969	2.87

		192,658,734	3.86

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$20,202,061	0.40%

		20,202,061	0.40

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b]	329,314	25,502,076	0.51
Manpower Inc.	354,156	22,789,939	0.46
Other securities[a]		178,668,733	3.58

		226,960,748	4.55

COMPUTERS
Cadence Design Systems Inc.[b]	1,161,324	25,769,780	0.52
Western Digital Corp.[b]	916,346	23,201,881	0.46
Other securities[a]		116,452,963	2.33

		165,424,624	3.31

COSMETICS & PERSONAL CARE
Other securities[a]		8,616,434	0.17

		8,616,434	0.17

DISTRIBUTION & WHOLESALE
CDW Corp.[b]	253,712	22,123,686	0.44
Fastenal Co.	529,251	24,033,288	0.48
Other securities[a]		21,260,094	0.43

		67,417,068	1.35

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		92,514,456	1.85

		92,514,456	1.85

ELECTRIC
Pepco Holdings Inc.	809,720	21,927,218	0.44
Wisconsin Energy Corp.	489,343	22,035,115	0.44
Other securities[a]		215,404,891	4.32

		259,367,224	5.20

ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[b]	238,351	26,421,208	0.53
Other securities[a]		33,526,882	0.67

		59,948,090	1.20

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Amphenol Corp. Class A	744,870	$29,616,031	0.59%
Arrow Electronics Inc.[b]	517,807	22,017,154	0.44
Avnet Inc.[b]	627,206	25,000,431	0.50
Other securities[a]		54,543,095	1.10

		131,176,711	2.63

ENGINEERING & CONSTRUCTION
Jacobs Engineering Group Inc.[b]	501,759	37,922,945	0.76
KBR Inc.[b]	707,158	27,416,516	0.55
Other securities[a]		12,963,852	0.26

		78,303,313	1.57

ENTERTAINMENT
Other securities[a]		21,824,324	0.44

		21,824,324	0.44

ENVIRONMENTAL CONTROL
Republic Services Inc.	687,004	22,471,901	0.45
Other securities[a]		26,756,970	0.54

		49,228,871	0.99

FOOD
Other securities[a]		47,290,510	0.95

		47,290,510	0.95

FOREST PRODUCTS & PAPER
Other securities[a]		33,980,136	0.68

		33,980,136	0.68

GAS
Other securities[a]		28,669,210	0.57

		28,669,210	0.57

HAND & MACHINE TOOLS
Other securities[a]		27,609,168	0.55

		27,609,168	0.55

HEALTH CARE - PRODUCTS
Cytyc Corp.[b]	488,204	23,262,921	0.47
DENTSPLY International Inc.	636,050	26,485,122	0.53
Henry Schein Inc.[b]	372,667	22,673,060	0.45
Intuitive Surgical Inc.[b]	157,962	36,331,260	0.73
Other securities[a]		123,469,633	2.47

		232,221,996	4.65

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Health Net Inc.[b]	465,543	$25,162,599	0.50%
Other securities[a]		107,551,651	2.16

		132,714,250	2.66

HOME BUILDERS
Other securities[a]		39,223,344	0.79

		39,223,344	0.79

HOME FURNISHINGS
Other securities[a]		2,067,343	0.04

		2,067,343	0.04

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		37,363,787	0.75

		37,363,787	0.75

INSURANCE
Everest Re Group Ltd.	264,594	29,168,843	0.59
Other securities[a]		196,403,036	3.93

		225,571,879	4.52

INTERNET
McAfee Inc.[b]	667,495	23,275,551	0.47
Other securities[a]		57,770,101	1.15

		81,045,652	1.62

IRON & STEEL
Other securities[a]		63,177,300	1.27

		63,177,300	1.27

LEISURE TIME
Other securities[a]		12,696,565	0.25

		12,696,565	0.25

LODGING
Other securities[a]		9,934,558	0.20

		9,934,558	0.20

MACHINERY
Joy Global Inc.	452,107	22,994,162	0.46
Other securities[a]		78,269,518	1.57

		101,263,680	2.03

MANUFACTURING
Roper Industries Inc.	370,633	24,276,462	0.49
Other securities[a]		140,378,968	2.81

		164,655,430	3.30

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$45,182,267	0.91%

		45,182,267	0.91

METAL FABRICATE & HARDWARE
Other securities[a]		37,414,746	0.75

		37,414,746	0.75

OFFICE FURNISHINGS
Other securities[a]		14,240,473	0.29

		14,240,473	0.29

OIL & GAS
Denbury Resources Inc.[b]	510,641	22,820,546	0.46
Newfield Exploration Co.[b]	543,758	26,187,385	0.52
Noble Energy Inc.	718,250	50,306,230	1.01
Pioneer Natural Resources Co.	507,740	22,838,145	0.46
Pride International Inc.[b]	697,866	25,507,002	0.51
Southwestern Energy Co.[b]	712,355	29,812,057	0.60
Other securities[a]		125,558,326	2.51

		303,029,691	6.07

OIL & GAS SERVICES
Cameron International Corp.[b]	454,766	41,970,354	0.84
Exterran Holdings Inc.[b]	274,690	22,068,595	0.44
FMC Technologies Inc.[b,c]	542,221	31,264,463	0.63
Grant Prideco Inc.[b]	536,764	29,264,373	0.59
Other securities[a]		26,760,084	0.53

		151,327,869	3.03

PACKAGING & CONTAINERS
Other securities[a]		23,874,449	0.48

		23,874,449	0.48

PHARMACEUTICALS
Other securities[a]		113,957,765	2.28

		113,957,765	2.28

Security	Shares	Value	% of Net Assets
PIPELINES
Equitable Resources Inc.	508,780	$26,390,419	0.53%
Other securities[a]		36,965,324	0.74

		63,355,743	1.27

REAL ESTATE
Other securities[a]		16,088,825	0.32

		16,088,825	0.32

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	418,076	25,005,126	0.50
Macerich Co. (The)	300,748	26,339,510	0.53
Regency Centers Corp.	290,836	22,321,663	0.45
Other securities[a]		119,306,471	2.39

		192,972,770	3.87

RETAIL
American Eagle Outfitters Inc.	898,945	23,651,243	0.47
GameStop Corp. Class Ab	665,500	37,500,925	0.75
Other securities[a]		282,720,514	5.67

		343,872,682	6.89

SAVINGS & LOANS
New York Community Bancorp Inc.[c]	1,313,006	25,012,764	0.50
Other securities[a]		24,839,857	0.50

		49,852,621	1.00

SEMICONDUCTORS
Lam Research Corp.[b]	565,241	30,104,736	0.60
Other securities[a]		114,134,826	2.29

		144,239,562	2.89

SOFTWARE
Activision Inc.[b]	1,194,283	25,784,570	0.52
Dun & Bradstreet Corp. (The)	246,233	24,281,036	0.49
Other securities[a]		110,874,298	2.21

		160,939,904	3.22

TELECOMMUNICATIONS
Harris Corp.	575,001	33,229,308	0.66
Telephone and Data Systems Inc.	445,794	29,756,750	0.60
Other securities[a]		88,417,279	1.77

		151,403,337	3.03

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$18,693,959	0.37%

		18,693,959	0.37

TRANSPORTATION
Expeditors International Washington Inc.	891,234	42,155,368	0.84
Other securities[a]		47,053,224	0.95

		89,208,592	1.79

TRUCKING & LEASING
Other securities[a]		9,220,790	0.19

		9,220,790	0.19

WATER
Other securities[a]		12,600,895	0.25

		12,600,895	0.25

TOTAL COMMON STOCKS (Cost: $4,271,623,267)		4,988,044,733	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	16,880,778	16,880,778	0.34
BGI Cash Premier Fund LLC 5.37%[d,e,f]	379,563,492	379,563,492	7.60

		396,444,270	7.94

TOTAL SHORT-TERM INVESTMENTS (Cost: $396,444,270)		396,444,270	7.94

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,668,067,537)		5,384,489,003	107.86

Other Assets, Less Liabilities		(392,572,774)	(7.86)

NET ASSETS		$4,991,916,229	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,249,429	0.45%

		10,249,429	0.45

AEROSPACE & DEFENSE
Other securities[a]		16,629,964	0.74

		16,629,964	0.74

AIRLINES
Other securities[a]		6,052,914	0.27

		6,052,914	0.27

APPAREL
Other securities[a]		14,768,113	0.65

		14,768,113	0.65

AUTO MANUFACTURERS
Oshkosh Truck Corp.	274,146	16,988,828	0.75

		16,988,828	0.75

BANKS
Other securities[a]		25,827,778	1.14

		25,827,778	1.14

BEVERAGES
Other securities[a]		12,416,604	0.55

		12,416,604	0.55

BIOTECHNOLOGY
Invitrogen Corp.[b]	169,603	13,861,653	0.61
Other securities[a]		31,784,601	1.41

		45,646,254	2.02

BUILDING MATERIALS
Other securities[a]		16,785,770	0.74

		16,785,770	0.74

CHEMICALS
Other securities[a]		23,603,579	1.04

		23,603,579	1.04

COAL
Other securities[a]		6,096,481	0.27

		6,096,481	0.27

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Alliance Data Systems Corp.[b]	289,432	$22,413,614	0.99%
Pharmaceutical Product Development Inc.	386,903	13,711,842	0.61
Other securities[a]		86,401,199	3.83

		122,526,655	5.43

COMPUTERS
DST Systems Inc.[b,c]	197,278	16,928,425	0.75
Western Digital Corp.[b]	810,326	20,517,454	0.91
Other securities[a]		50,758,154	2.25

		88,204,033	3.91

COSMETICS & PERSONAL CARE
Other securities[a]		3,983,927	0.18

		3,983,927	0.18

DISTRIBUTION & WHOLESALE
CDW Corp.[b]	222,955	19,441,676	0.86
Fastenal Co.	467,996	21,251,698	0.94

		40,693,374	1.80

DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	457,422	18,278,583	0.81
Nuveen Investments Inc. Class A	295,738	18,318,012	0.81
Other securities[a]		23,570,705	1.04

		60,167,300	2.66

ELECTRIC
Other securities[a]		7,148,755	0.32

		7,148,755	0.32

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	396,193	17,123,461	0.76
Energizer Holdings Inc.[b]	210,710	23,357,203	1.03

		40,480,664	1.79

ELECTRONICS
Amphenol Corp. Class A	658,423	26,178,898	1.16
Other securities[a]		19,508,403	0.86

		45,687,301	2.02

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Jacobs Engineering Group Inc.[b]	442,753	$33,463,272	1.48%
Other securities[a]		8,669,210	0.39

		42,132,482	1.87

ENTERTAINMENT
Other securities[a]		19,258,862	0.85

		19,258,862	0.85

ENVIRONMENTAL CONTROL
Stericycle Inc.[b]	324,284	18,536,073	0.82
Other securities[a]		16,874,122	0.75

		35,410,195	1.57

FOOD
Other securities[a]		6,502,240	0.29

		6,502,240	0.29

HAND & MACHINE TOOLS
Other securities[a]		5,943,219	0.26

		5,943,219	0.26

HEALTH CARE - PRODUCTS
Cytyc Corp.[b]	430,592	20,517,709	0.91
DENTSPLY International Inc.	562,345	23,416,046	1.04
Henry Schein Inc.[b]	329,563	20,050,613	0.89
Intuitive Surgical Inc.[b]	71,263	16,390,490	0.73
Other securities[a]		79,180,172	3.50

		159,555,030	7.07

HEALTH CARE - SERVICES
Covance Inc.[b]	235,764	18,366,016	0.81
Health Net Inc.[b]	269,151	14,547,612	0.64
Other securities[a]		62,236,887	2.76

		95,150,515	4.21

HOME BUILDERS
Other securities[a]		32,384,055	1.43

		32,384,055	1.43

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		15,815,070	0.70

		15,815,070	0.70

Security	Shares	Value	% of Net Assets
INSURANCE
Berkley (W.R.) Corp.	609,929	$18,072,196	0.80%
Everest Re Group Ltd.	233,839	25,778,411	1.14
Other securities[a]		45,973,614	2.04

		89,824,221	3.98

INTERNET
McAfee Inc.[b]	590,279	20,583,029	0.91
Other securities[a]		24,297,483	1.08

		44,880,512	1.99

IRON & STEEL
Steel Dynamics Inc.	346,322	16,173,237	0.72
Other securities[a]		22,437,658	0.99

		38,610,895	1.71

LEISURE TIME
Other securities[a]		4,264,602	0.19

		4,264,602	0.19

LODGING
Other securities[a]		4,255,219	0.19

		4,255,219	0.19

MACHINERY
Other securities[a]		43,231,050	1.91

		43,231,050	1.91

MANUFACTURING
Roper Industries Inc.	327,727	21,466,119	0.95
Other securities[a]		41,439,014	1.84

		62,905,133	2.79

MEDIA
Other securities[a]		17,970,037	0.80

		17,970,037	0.80

METAL FABRICATE & HARDWARE
Commercial Metals Co.	441,728	13,980,691	0.62

		13,980,691	0.62

OFFICE FURNISHINGS
Other securities[a]		5,694,464	0.25

		5,694,464	0.25

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
OIL & GAS
Denbury Resources Inc.[b]	451,580	$20,181,110	0.89%
Frontier Oil Corp.	396,553	16,512,467	0.73
Newfield Exploration Co.[b]	480,758	23,153,305	1.03
Noble Energy Inc.	463,452	32,460,178	1.44
Pioneer Natural Resources Co.	449,014	20,196,650	0.89
Southwestern Energy Co.[b]	628,792	26,314,945	1.17
Other securities[a]		64,676,842	2.86

		203,495,497	9.01

OIL & GAS SERVICES
Cameron International Corp.[b]	217,172	20,042,804	0.89
FMC Technologies Inc.[b,c]	477,728	27,545,796	1.22
Grant Prideco Inc.[b]	275,436	15,016,771	0.67
Other securities[a]		18,372,773	0.81

		80,978,144	3.59

PHARMACEUTICALS
Cephalon Inc.[b,c]	247,404	18,075,336	0.80
Endo Pharmaceuticals Holdings Inc.[b]	496,187	15,386,759	0.68
Other securities[a]		44,307,614	1.96

		77,769,709	3.44

PIPELINES
Equitable Resources Inc.	450,046	23,343,886	1.03

		23,343,886	1.03

REAL ESTATE
Other securities[a]		7,702,581	0.34

		7,702,581	0.34

RETAIL
American Eagle Outfitters Inc.	790,035	20,785,821	0.92
Dollar Tree Stores Inc.[b]	352,391	14,285,931	0.63
GameStop Corp. Class Ab	586,817	33,067,138	1.46

Security	Shares	Value	% of Net Assets
O’Reilly Automotive Inc.[b,c]	425,182	$14,205,331	0.63%
PetSmart Inc.	498,145	15,890,826	0.70
Other securities[a]		144,839,873	6.42

		243,074,920	10.76

SAVINGS & LOANS
Other securities[a]		11,779,244	0.52

		11,779,244	0.52

SEMICONDUCTORS
Lam Research Corp.[b]	255,091	13,586,147	0.60
Other securities[a]		35,841,842	1.59

		49,427,989	2.19

SOFTWARE
Activision Inc.[b]	1,049,723	22,663,520	1.00
Cerner Corp.[b,c]	242,953	14,531,019	0.64
Dun & Bradstreet Corp. (The)	217,724	21,469,764	0.95
Other securities[a]		55,399,995	2.46

		114,064,298	5.05

TELECOMMUNICATIONS
Harris Corp.	338,513	19,562,666	0.87
Other securities[a]		25,072,583	1.11

		44,635,249	1.98

TEXTILES
Other securities[a]		10,139,980	0.45

		10,139,980	0.45

TRANSPORTATION
Expeditors International Washington Inc.	787,621	37,254,473	1.65
Other securities[a]		4,745,151	0.21

		41,999,624	1.86

WATER
Other securities[a]		5,582,863	0.25

		5,582,863	0.25

TOTAL COMMON STOCKS (Cost: $2,028,304,074)		2,255,720,199	99.88

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	4,196,343	$4,196,343	0.19%
BGI Cash Premier Fund LLC 5.37%[d,e,f]	167,863,853	167,863,853	7.43

		172,060,196	7.62

TOTAL SHORT-TERM INVESTMENTS (Cost: $172,060,196)		172,060,196	7.62

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,200,364,270)		2,427,780,395	107.50

Other Assets, Less Liabilities		(169,454,502)	(7.50)

NET ASSETS		$2,258,325,893	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,135,564	0.12%

		3,135,564	0.12

AEROSPACE & DEFENSE
Other securities[a]		11,959,291	0.44

		11,959,291	0.44

AGRICULTURE
Other securities[a]		6,210,042	0.23

		6,210,042	0.23

AIRLINES
Other securities[a]		8,652,431	0.32

		8,652,431	0.32

APPAREL
Other securities[a]		20,377,876	0.76

		20,377,876	0.76

AUTO PARTS & EQUIPMENT
BorgWarner Inc.	267,819	24,513,473	0.91
Other securities[a]		21,139,845	0.79

		45,653,318	1.70

BANKS
Associated Banc-Corp	587,505	17,407,773	0.65
Colonial BancGroup Inc. (The)	708,961	15,327,737	0.57
Other securities[a]		78,697,093	2.92

		111,432,603	4.14

BEVERAGES
Other securities[a]		8,753,966	0.32

		8,753,966	0.32

BIOTECHNOLOGY
Other securities[a]		36,237,134	1.35

		36,237,134	1.35

BUILDING MATERIALS
Other securities[a]		18,711,464	0.70

		18,711,464	0.70

CHEMICALS
FMC Corp.	351,802	18,300,740	0.68
Lubrizol Corp.	319,307	20,774,113	0.77

Security	Shares	Value	% of Net Assets
Lyondell Chemical Co.	1,171,296	$54,289,570	2.02%
Other securities[a]		90,117,069	3.35

		183,481,492	6.82

COAL
Other securities[a]		14,731,829	0.55

		14,731,829	0.55

COMMERCIAL SERVICES
Manpower Inc.	391,271	25,178,289	0.94
Quanta Services Inc.[b,c]	572,952	15,154,580	0.56
Other securities[a]		56,963,653	2.12

		97,296,522	3.62

COMPUTERS
Cadence Design Systems Inc.[b]	847,130	18,797,815	0.70
Other securities[a]		53,472,565	1.99

		72,270,380	2.69

COSMETICS & PERSONAL CARE
Other securities[a]		4,494,898	0.17

		4,494,898	0.17

DISTRIBUTION & WHOLESALE
Other securities[a]		23,502,550	0.87

		23,502,550	0.87

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		26,692,034	0.99

		26,692,034	0.99

ELECTRIC
Alliant Energy Corp.	517,511	19,831,021	0.74
Energy East Corp.	731,791	19,794,947	0.73
Northeast Utilities	716,144	20,460,234	0.76
NSTAR	493,821	17,189,909	0.64
Pepco Holdings Inc.	894,601	24,225,795	0.90
SCANA Corp.	539,373	20,895,310	0.78
Sierra Pacific Resources Corp.	1,024,656	16,117,839	0.60
Wisconsin Energy Corp.	540,630	24,344,569	0.90
Other securities[a]		114,771,194	4.27

		277,630,818	10.32

ELECTRICAL COMPONENTS & EQUIPMENT
Hubbell Inc. Class B	273,305	15,611,182	0.58

		15,611,182	0.58

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Arrow Electronics Inc.[b]	572,069	$24,324,374	0.90%
Avnet Inc.[b]	692,793	27,614,729	1.03
Other securities[a]		35,892,735	1.33

		87,831,838	3.26

ENGINEERING & CONSTRUCTION
KBR Inc.[b]	617,148	23,926,828	0.89
Other securities[a]		9,830,524	0.36

		33,757,352	1.25

ENVIRONMENTAL CONTROL
Other securities[a]		10,176,212	0.38

		10,176,212	0.38

FOOD
Smithfield Foods Inc.[b]	540,005	17,010,157	0.63
Other securities[a]		27,135,822	1.01

		44,145,979	1.64

FOREST PRODUCTS & PAPER
Rayonier Inc.	359,912	17,290,172	0.64
Other securities[a]		20,229,468	0.75

		37,519,640	1.39

GAS
Other securities[a]		31,625,231	1.18

		31,625,231	1.18

HAND & MACHINE TOOLS
Kennametal Inc.	180,124	15,126,814	0.56
Other securities[a]		8,020,217	0.30

		23,147,031	0.86

HEALTH CARE - PRODUCTS
Intuitive Surgical Inc.[b]	85,520	19,669,600	0.73
Other securities[a]		37,612,761	1.40

		57,282,361	2.13

HEALTH CARE - SERVICES
Other securities[a]		27,124,034	1.01

		27,124,034	1.01

HOME BUILDERS
Other securities[a]		2,851,717	0.11

		2,851,717	0.11

HOME FURNISHINGS
Other securities[a]		2,281,480	0.08

		2,281,480	0.08

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$21,519,348	0.80%

		21,519,348	0.80

INSURANCE
Fidelity National Financial Inc.	1,021,402	17,854,107	0.66
First American Corp.	442,729	16,212,736	0.60
Old Republic International Corp.	1,070,634	20,063,681	0.75
Other securities[a]		82,591,027	3.07

		136,721,551	5.08

INTERNET
Other securities[a]		33,565,142	1.25

		33,565,142	1.25

IRON & STEEL
Other securities[a]		21,488,896	0.80

		21,488,896	0.80

LEISURE TIME
Other securities[a]		8,772,751	0.33

		8,772,751	0.33

LODGING
Other securities[a]		5,388,088	0.20

		5,388,088	0.20

MACHINERY
AGCO Corp.[b,c]	422,856	21,468,399	0.80
Other securities[a]		36,693,540	1.36

		58,161,939	2.16

MANUFACTURING
Harsco Corp.	389,170	23,066,106	0.86
Pentair Inc.	461,289	15,305,569	0.57
Other securities[a]		65,003,253	2.41

		103,374,928	3.84

MEDIA
Other securities[a]		27,330,169	1.02

		27,330,169	1.02

METAL FABRICATE & HARDWARE
Timken Co. (The)	438,726	16,298,671	0.61
Other securities[a]		7,531,826	0.28

		23,830,497	0.89

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[a]		$8,667,776	0.32%

		8,667,776	0.32

OIL & GAS
Forest Oil Corp.[b]	406,520	17,496,621	0.65
Noble Energy Inc.	214,282	15,008,311	0.56
Pride International Inc.[b]	524,332	19,164,335	0.71
Other securities[a]		29,025,554	1.08

		80,694,821	3.00

OIL & GAS SERVICES
Cameron International Corp.[b]	231,134	21,331,357	0.79
Tidewater Inc.	257,835	16,202,351	0.60
Other securities[a]		28,192,525	1.05

		65,726,233	2.44

PACKAGING & CONTAINERS
Other securities[a]		26,425,906	0.98

		26,425,906	0.98

PHARMACEUTICALS
Other securities[a]		29,112,227	1.08

		29,112,227	1.08

PIPELINES
National Fuel Gas Co.	386,301	18,082,750	0.67
ONEOK Inc.	480,268	22,764,703	0.85

		40,847,453	1.52

REAL ESTATE
Other securities[a]		8,173,633	0.30

		8,173,633	0.30

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	461,845	27,622,949	1.03
Duke Realty Corp.	665,545	22,502,076	0.84
Hospitality Properties Trust	434,004	17,642,263	0.65
Liberty Property Trust	421,930	16,965,805	0.63
Macerich Co. (The)	332,220	29,095,828	1.08
Regency Centers Corp.	321,320	24,661,310	0.92
UDR Inc.	622,933	15,149,731	0.56
Other securities[a]		59,745,440	2.22

		213,385,402	7.93

Security	Shares	Value	% of Net Assets
RETAIL
Other securities[a]		$76,228,868	2.83%

		76,228,868	2.83

SAVINGS & LOANS
Other securities[a]		40,239,637	1.50

		40,239,637	1.50

SEMICONDUCTORS
Cypress Semiconductor Corp.[b,c]	506,636	14,798,838	0.55
Intersil Corp. Class A	615,573	20,578,605	0.76
Lam Research Corp.[b]	305,993	16,297,187	0.61
Other securities[a]		45,719,732	1.70

		97,394,362	3.62

SOFTWARE
Other securities[a]		35,199,439	1.31

		35,199,439	1.31

TELECOMMUNICATIONS
Telephone and Data Systems Inc.	492,421	32,869,102	1.22
Other securities[a]		78,245,827	2.91

		111,114,929	4.13

TEXTILES
Other securities[a]		7,884,718	0.29

		7,884,718	0.29

TRANSPORTATION
Other securities[a]		46,093,520	1.71

		46,093,520	1.71

TRUCKING & LEASING
Other securities[a]		10,162,573	0.38

		10,162,573	0.38

WATER
Other securities[a]		6,968,385	0.26

		6,968,385	0.26

TOTAL COMMON STOCKS (Cost: $2,403,300,871)		2,689,051,460	99.95

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	13,399,821	$13,399,821	0.50%
BGI Cash Premier Fund LLC 5.37%[d,e,f]	113,545,447	113,545,447	4.22

		126,945,268	4.72

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,945,268)		126,945,268	4.72

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,530,246,139)		2,815,996,728	104.67

Other Assets, Less Liabilities		(125,545,321)	(4.67)

NET ASSETS		$2,690,451,407	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$12,469,375	0.24%

		12,469,375	0.24

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	390,061	18,527,897	0.36
Other securities[a]		89,710,618	1.76

		108,238,515	2.12

AGRICULTURE
Other securities[a]		5,123,671	0.10

		5,123,671	0.10

AIRLINES
Other securities[a]		16,988,382	0.33

		16,988,382	0.33

APPAREL
Crocs Inc.[b,c]	717,628	48,260,483	0.94
Other securities[a]		91,664,911	1.80

		139,925,394	2.74

AUTO MANUFACTURERS
Other securities[a]		5,589,787	0.11

		5,589,787	0.11

AUTO PARTS & EQUIPMENT
Other securities[a]		12,416,245	0.24

		12,416,245	0.24

BANKS
East West Bancorp Inc.	551,838	19,844,094	0.39
Other securities[a]		291,630,677	5.70

		311,474,771	6.09

BEVERAGES
Other securities[a]		7,444,522	0.15

		7,444,522	0.15

BIOTECHNOLOGY
Other securities[a]		52,409,923	1.02

		52,409,923	1.02

BUILDING MATERIALS
Lennox International Inc.	594,291	20,087,036	0.39
Texas Industries Inc.[c]	241,144	18,929,804	0.37
Other securities[a]		36,193,548	0.71

		75,210,388	1.47

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$65,760,894	1.29%

		65,760,894	1.29

COAL
Other securities[a]		15,533,767	0.30

		15,533,767	0.30

COMMERCIAL SERVICES
Other securities[a]		210,606,444	4.12

		210,606,444	4.12

COMPUTERS
FactSet Research Systems Inc.	377,924	25,906,690	0.51
MICROS Systems Inc.[b]	359,296	23,379,391	0.46
Other securities[a]		81,580,784	1.59

		130,866,865	2.56

COSMETICS & PERSONAL CARE
Other securities[a]		11,901,590	0.23

		11,901,590	0.23

DISTRIBUTION & WHOLESALE
Other securities[a]		82,482,567	1.61

		82,482,567	1.61

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		63,336,629	1.24

		63,336,629	1.24

ELECTRIC
Other securities[a]		67,780,401	1.32

		67,780,401	1.32

ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	396,240	18,587,618	0.36
Other securities[a]		21,544,424	0.42

		40,132,042	0.78

ELECTRONICS
FLIR Systems Inc.[b,c]	584,339	32,366,537	0.63
Itron Inc.[b]	267,112	24,860,114	0.49
Trimble Navigation Ltd.[b]	1,046,768	41,043,773	0.80
Other securities[a]		206,691,510	4.04

		304,961,934	5.96

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$5,575,209	0.11%

		5,575,209	0.11

ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[b]	711,665	41,347,736	0.81
URS Corp.[b]	470,390	26,553,515	0.52
Other securities[a]		21,466,294	0.42

		89,367,545	1.75

ENTERTAINMENT
Other securities[a]		19,030,883	0.37

		19,030,883	0.37

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	600,157	19,060,986	0.37
Other securities[a]		10,884,171	0.22

		29,945,157	0.59

FOOD
Corn Products International Inc.	655,151	30,051,776	0.59
Other securities[a]		96,853,038	1.89

		126,904,814	2.48

FOREST PRODUCTS & PAPER
Other securities[a]		33,046,601	0.65

		33,046,601	0.65

GAS
Atmos Energy Corp.	783,235	22,181,215	0.43
Energen Corp.	632,331	36,118,747	0.71
Southern Union Co.	1,055,532	32,837,601	0.64
UGI Corp.	939,898	24,418,550	0.48
Other securities[a]		65,189,658	1.27

		180,745,771	3.53

HAND & MACHINE TOOLS
Other securities[a]		29,249,139	0.57

		29,249,139	0.57

HEALTH CARE - PRODUCTS
Cooper Companies Inc. (The)	394,905	20,700,920	0.40
Hologic Inc.[b,c]	474,750	28,959,750	0.57

Security	Shares	Value	% of Net Assets
IDEXX Laboratories Inc.[b]	273,332	$29,954,454	0.59%
Immucor Inc.[b]	607,193	21,707,150	0.42
Respironics Inc.[b]	650,257	31,231,844	0.61
Other securities[a]		152,687,486	2.99

		285,241,604	5.58

HEALTH CARE - SERVICES
Pediatrix Medical Group Inc.[b]	431,632	28,237,365	0.55
Sierra Health Services Inc.[b]	494,625	20,868,229	0.41
Other securities[a]		96,090,023	1.88

		145,195,617	2.84

HOME BUILDERS
Other securities[a]		33,073,419	0.65

		33,073,419	0.65

HOME FURNISHINGS
Other securities[a]		18,980,159	0.37

		18,980,159	0.37

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		40,860,159	0.80

		40,860,159	0.80

HOUSEWARES
Toro Co. (The)	350,191	20,601,737	0.40
Other securities[a]		4,466,455	0.09

		25,068,192	0.49

INSURANCE
Philadelphia Consolidated Holding Corp.[b]	510,717	21,113,041	0.41
Other securities[a]		122,627,554	2.40

		143,740,595	2.81

INTERNET
Other securities[a]		90,030,715	1.76

		90,030,715	1.76

IRON & STEEL
Other securities[a]		14,030,412	0.27

		14,030,412	0.27

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$31,332,354	0.61%

		31,332,354	0.61

LODGING
Other securities[a]		7,125,379	0.14

		7,125,379	0.14

MACHINERY
Gardner Denver Inc.[b]	470,532	18,350,748	0.36
Manitowoc Co. Inc. (The)	1,105,373	48,945,915	0.96
Other securities[a]		69,928,718	1.36

		137,225,381	2.68

MANUFACTURING
Acuity Brands Inc.	384,893	19,429,399	0.38
AptarGroup Inc.	605,939	22,946,910	0.45
Other securities[a]		81,319,538	1.59

		123,695,847	2.42

MEDIA
Other securities[a]		4,646,865	0.09

		4,646,865	0.09

METAL FABRICATE & HARDWARE
Other securities[a]		58,906,209	1.15

		58,906,209	1.15

MINING
Other securities[a]		45,418,044	0.89

		45,418,044	0.89

OFFICE FURNISHINGS
Other securities[a]		8,639,849	0.17

		8,639,849	0.17

OIL & GAS
Atwood Oceanics Inc.[b]	242,988	18,603,161	0.36
Cabot Oil & Gas Corp.	853,712	30,016,514	0.59
St. Mary Land & Exploration Co.	558,674	19,927,902	0.39
Unit Corp.[b]	407,677	19,731,567	0.39
Other securities[a]		46,576,559	0.91

		134,855,703	2.64

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b,c]	804,737	$34,169,133	0.67%
Oceaneering International Inc.[b]	480,275	36,404,845	0.71
SEACOR Holdings Inc.[b]	212,316	20,191,252	0.39
W-H Energy Services Inc.[b]	269,898	19,904,977	0.39
Other securities[a]		77,691,276	1.52

		188,361,483	3.68

PACKAGING & CONTAINERS
Other securities[a]		1,511,717	0.03

		1,511,717	0.03

PHARMACEUTICALS
MGI PHARMA INC.[b]	705,496	19,598,679	0.38
Other securities[a]		49,167,793	0.96

		68,766,472	1.34

REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust Inc.	221,832	26,080,788	0.51
Other securities[a]		171,133,180	3.35

		197,213,968	3.86

RETAIL
Men’s Wearhouse Inc. (The)	469,411	23,714,644	0.46
Other securities[a]		376,509,858	7.36

		400,224,502	7.82

SAVINGS & LOANS
Other securities[a]		43,111,813	0.84

		43,111,813	0.84

SEMICONDUCTORS
Microsemi Corp.[b,c]	672,653	18,753,566	0.37
Varian Semiconductor Equipment Associates Inc.[b]	674,030	36,074,086	0.71
Other securities[a]		120,578,177	2.35

		175,405,829	3.43

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SOFTWARE
ANSYS Inc.[b]	685,520	$23,424,218	0.46%
Other securities[a]		159,103,249	3.11

		182,527,467	3.57

STORAGE & WAREHOUSING
Other securities[a]		7,735,984	0.15

		7,735,984	0.15

TELECOMMUNICATIONS
Anixter International Inc.[b]	275,962	22,753,067	0.44
Other securities[a]		88,761,228	1.74

		111,514,295	2.18

TEXTILES
Other securities[a]		14,029,304	0.27

		14,029,304	0.27

TOYS, GAMES & HOBBIES
Other securities[a]		11,871,327	0.23

		11,871,327	0.23

TRANSPORTATION
Kansas City Southern Industries Inc.[b,c]	677,819	21,805,437	0.43
Kirby Corp.[b]	470,737	20,778,331	0.41
Landstar System Inc.	484,016	20,314,152	0.40
Other securities[a]		56,769,167	1.10

		119,667,087	2.34

WATER
Other securities[a]		5,900,154	0.12

		5,900,154	0.12

TOTAL COMMON STOCKS (Cost: $5,370,672,108)		5,130,427,130	100.29

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	13,971,055	13,971,055	0.28

Security	Shares	Value	% of Net Assets
BGI Cash Premier Fund LLC 5.37%[d,e,f]	447,600,488	$447,600,488	8.75%

		461,571,543	9.03

TOTAL SHORT-TERM INVESTMENTS (Cost: $461,571,543)		461,571,543	9.03

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,832,243,651)		5,591,998,673	109.32

Other Assets, Less Liabilities		(476,553,827)	(9.32)

NET ASSETS		$5,115,444,846	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,314,791	0.15%

		2,314,791	0.15

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	242,790	11,532,525	0.75
Other securities[a]		17,575,635	1.14

		29,108,160	1.89

APPAREL
Crocs Inc.[b,c]	444,819	29,914,078	1.94
Quiksilver Inc.[b]	672,344	9,614,519	0.62
Other securities[a]		30,451,047	1.98

		69,979,644	4.54

AUTO MANUFACTURERS
Other securities[a]		1,545,278	0.10

		1,545,278	0.10

AUTO PARTS & EQUIPMENT
Other securities[a]		2,349,553	0.15

		2,349,553	0.15

BANKS
East West Bancorp Inc.	340,945	12,260,382	0.80
UCBH Holdings Inc.	561,302	9,811,559	0.64
Other securities[a]		51,626,840	3.34

		73,698,781	4.78

BEVERAGES
Other securities[a]		3,178,771	0.21

		3,178,771	0.21

BIOTECHNOLOGY
Other securities[a]		19,503,401	1.26

		19,503,401	1.26

BUILDING MATERIALS
Other securities[a]		12,228,470	0.79

		12,228,470	0.79

COMMERCIAL SERVICES
Other securities[a]		56,014,599	3.63

		56,014,599	3.63

Security	Shares	Value	% of Net Assets
COMPUTERS
CACI International Inc. Class Ab	164,038	$8,380,701	0.54%
FactSet Research Systems Inc.	233,655	16,017,050	1.04
MICROS Systems Inc.[b]	222,592	14,484,061	0.94
Other securities[a]		24,243,726	1.57

		63,125,538	4.09

COSMETICS & PERSONAL CARE
Other securities[a]		4,587,679	0.30

		4,587,679	0.30

DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	292,411	10,178,827	0.66
Other securities[a]		12,974,288	0.84

		23,153,115	1.50

DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[b]	242,585	10,426,303	0.68
Other securities[a]		14,799,978	0.96

		25,226,281	1.64

ELECTRIC
Other securities[a]		2,142,601	0.14

		2,142,601	0.14

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		5,399,440	0.35

		5,399,440	0.35

ELECTRONICS
Dionex Corp.[b]	102,241	8,124,070	0.53
FLIR Systems Inc.[b,c]	361,969	20,049,463	1.30
Itron Inc.[b,c]	165,662	15,418,162	1.00
Trimble Navigation Ltd.[b]	648,428	25,424,862	1.65
Other securities[a]		37,722,267	2.44

		106,738,824	6.92

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,439,348	0.22

		3,439,348	0.22

ENGINEERING & CONSTRUCTION
Other securities[a]		965,414	0.06

		965,414	0.06

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[a]		$2,881,044	0.19%

		2,881,044	0.19

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	371,806	11,808,559	0.77
Other securities[a]		2,491,442	0.16

		14,300,001	0.93

FOOD
Other securities[a]		29,216,254	1.90

		29,216,254	1.90

FOREST PRODUCTS & PAPER
Other securities[a]		1,200,955	0.08

		1,200,955	0.08

GAS
Energen Corp.	243,022	13,881,417	0.90
Southern Union Co.	291,779	9,077,245	0.59

		22,958,662	1.49

HEALTH CARE - PRODUCTS
ArthroCare Corp.[b,c]	150,193	8,394,287	0.55
Cooper Companies Inc. (The)	244,685	12,826,388	0.83
Hologic Inc.[b,c]	294,084	17,939,124	1.16
IDEXX Laboratories Inc.[b]	169,334	18,557,313	1.20
Immucor Inc.[b]	377,650	13,500,988	0.88
Mentor Corp.	184,868	8,513,171	0.55
Respironics Inc.[b]	402,825	19,347,685	1.26
Other securities[a]		45,799,298	2.97

		144,878,254	9.40

HEALTH CARE - SERVICES
Healthways Inc.[b]	193,223	10,428,245	0.68
Pediatrix Medical Group Inc.[b]	267,714	17,513,850	1.13
Sierra Health Services Inc.[b]	306,455	12,929,336	0.84
Sunrise Senior Living Inc.[b]	244,969	8,664,554	0.56
Other securities[a]		19,371,943	1.26

		68,907,928	4.47

HOME BUILDERS
Other securities[a]		5,954,191	0.39

		5,954,191	0.39

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$1,313,715	0.09%

		1,313,715	0.09

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b]	249,600	9,325,056	0.60
Other securities[a]		2,711,853	0.18

		12,036,909	0.78

HOUSEWARES
Toro Co. (The)	216,948	12,763,051	0.83

		12,763,051	0.83

INSURANCE
Hilb Rogal & Hobbs Co.	201,538	8,732,642	0.57
Philadelphia Consolidated Holding Corp.[b]	316,249	13,073,734	0.85
Other securities[a]		30,563,980	1.98

		52,370,356	3.40

INTERNET
j2 Global Communications Inc.[b,c]	270,952	8,868,259	0.57
Other securities[a]		16,485,500	1.07

		25,353,759	1.64

LEISURE TIME
Other securities[a]		11,634,467	0.75

		11,634,467	0.75

LODGING
Other securities[a]		2,068,543	0.13

		2,068,543	0.13

MACHINERY
Manitowoc Co. Inc. (The)	684,752	30,320,818	1.97
Other securities[a]		13,292,320	0.86

		43,613,138	2.83

MANUFACTURING
Ceradyne Inc.[b]	149,201	11,300,484	0.73
Other securities[a]		22,530,989	1.46

		33,831,473	2.19

METAL FABRICATE & HARDWARE
Other securities[a]		7,307,523	0.47

		7,307,523	0.47

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MINING
Other securities[a]		$5,348,646	0.35%

		5,348,646	0.35

OFFICE FURNISHINGS
Other securities[a]		1,448,910	0.09

		1,448,910	0.09

OIL & GAS
Cabot Oil & Gas Corp.	528,879	18,595,386	1.21
Penn Virginia Corp.	207,172	9,111,425	0.59
St. Mary Land & Exploration Co.	346,687	12,366,325	0.80
Unit Corp.[b]	253,709	12,279,516	0.80
Other securities[a]		22,095,112	1.43

		74,447,764	4.83

OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b,c]	498,526	21,167,414	1.37
Oceaneering International Inc.[b]	297,522	22,552,168	1.46
W-H Energy Services Inc.[b]	167,246	12,334,392	0.80
Other securities[a]		33,439,982	2.18

		89,493,956	5.81

PHARMACEUTICALS
Other securities[a]		27,714,189	1.80

		27,714,189	1.80

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		12,086,013	0.78

		12,086,013	0.78

RETAIL
Guitar Center Inc.[b,c]	161,952	9,603,754	0.62
Jack in the Box Inc.[b]	171,719	11,134,260	0.72
Men’s Wearhouse Inc. (The)	165,974	8,385,006	0.54
Tractor Supply Co.[b,c]	189,928	8,753,782	0.57
Other securities[a]		103,960,660	6.75

		141,837,462	9.20

SAVINGS & LOANS
Other securities[a]		5,862,914	0.38

		5,862,914	0.38

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[b]	179,797	$9,622,735	0.62%
Other securities[a]		27,838,832	1.81

		37,461,567	2.43

SOFTWARE
ANSYS Inc.[b]	424,705	14,512,170	0.94
Other securities[a]		55,775,435	3.62

		70,287,605	4.56

STORAGE & WAREHOUSING
Other securities[a]		4,817,504	0.31

		4,817,504	0.31

TELECOMMUNICATIONS
Other securities[a]		23,076,406	1.50

		23,076,406	1.50

TEXTILES
Other securities[a]		1,335,187	0.09

		1,335,187	0.09

TOYS, GAMES & HOBBIES
Other securities[a]		2,248,373	0.15

		2,248,373	0.15

TRANSPORTATION
Kirby Corp.[b]	291,663	12,874,005	0.84
Landstar System Inc.	299,844	12,584,453	0.82
Other securities[a]		22,093,258	1.42

		47,551,716	3.08

TOTAL COMMON STOCKS (Cost: $1,381,986,950)		1,542,308,123	100.04

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	2,354,442	2,354,442	0.15

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
BGI Cash Premier Fund LLC 5.37%[d,e,f]	137,444,325	$137,444,325	8.92%

		139,798,767	9.07

TOTAL SHORT-TERM INVESTMENTS (Cost: $139,798,767)		139,798,767	9.07

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,521,785,717)		1,682,106,890	109.11

Other Assets, Less Liabilities		(140,509,088)	(9.11)

NET ASSETS		$1,541,597,802	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,918,855	0.33%

		5,918,855	0.33

AEROSPACE & DEFENSE
Triumph Group Inc.	99,412	8,122,955	0.46
Other securities[a]		33,476,807	1.89

		41,599,762	2.35

AGRICULTURE
Other securities[a]		3,476,854	0.20

		3,476,854	0.20

AIRLINES
SkyWest Inc.	371,308	9,345,822	0.53
Other securities[a]		2,151,754	0.12

		11,497,576	0.65

APPAREL
Other securities[a]		17,883,263	1.01

		17,883,263	1.01

AUTO MANUFACTURERS
Other securities[a]		2,061,294	0.12

		2,061,294	0.12

AUTO PARTS & EQUIPMENT
Other securities[a]		5,803,913	0.33

		5,803,913	0.33

BANKS
Chittenden Corp.	273,800	9,626,808	0.54
South Financial Group Inc. (The)	441,259	10,034,230	0.57
Whitney Holding Corp.	402,688	10,622,909	0.60
Other securities[a]		99,605,542	5.63

		129,889,489	7.34

BEVERAGES
Other securities[a]		1,563,013	0.09

		1,563,013	0.09

BIOTECHNOLOGY
Other securities[a]		14,134,751	0.80

		14,134,751	0.80

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Lennox International Inc.	399,777	$13,512,463	0.76%
Texas Industries Inc.	163,121	12,804,998	0.73
Other securities[a]		11,193,987	0.63

		37,511,448	2.12

CHEMICALS
Fuller (H.B.) Co.	362,694	10,764,758	0.61
OM Group Inc.[b]	179,294	9,468,516	0.53
Other securities[a]		24,175,805	1.37

		44,409,079	2.51

COAL
Massey Energy Co.	484,391	10,569,412	0.60

		10,569,412	0.60

COMMERCIAL SERVICES
Chemed Corp.	142,816	8,877,443	0.50
Live Nation Inc.[b,c]	394,081	8,374,221	0.47
Other securities[a]		63,557,001	3.59

		80,808,665	4.56

COMPUTERS
Other securities[a]		19,243,001	1.09

		19,243,001	1.09

COSMETICS & PERSONAL CARE
Other securities[a]		3,074,672	0.17

		3,074,672	0.17

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	240,892	9,175,576	0.52
United Stationers Inc.[b]	167,407	9,294,437	0.52
Other securities[a]		12,003,302	0.68

		30,473,315	1.72

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		15,228,921	0.86

		15,228,921	0.86

ELECTRIC
Cleco Corp.	352,424	8,905,754	0.50
Other securities[a]		34,521,474	1.95

		43,427,228	2.45

ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	266,413	12,497,434	0.71
Other securities[a]		8,568,615	0.48

		21,066,049	1.19

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Benchmark Electronics Inc.[b]	430,516	$10,276,417	0.58%
Other securities[a]		78,853,073	4.45

		89,129,490	5.03

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	384,345	12,053,059	0.68
Shaw Group Inc. (The)[b,c]	481,230	27,959,462	1.58
URS Corp.[b]	318,096	17,956,519	1.02
Other securities[a]		1,437,179	0.08

		59,406,219	3.36

ENTERTAINMENT
Pinnacle Entertainment Inc.[b]	356,873	9,717,652	0.55

		9,717,652	0.55

ENVIRONMENTAL CONTROL
Other securities[a]		4,649,146	0.26

		4,649,146	0.26

FOOD
Corn Products International Inc.	270,475	12,406,688	0.70
Flowers Foods Inc.	463,678	10,108,180	0.57
Other securities[a]		31,496,350	1.78

		54,011,218	3.05

FOREST PRODUCTS & PAPER
Other securities[a]		20,917,892	1.18

		20,917,892	1.18

GAS
Atmos Energy Corp.	531,746	15,059,047	0.85
Energen Corp.	162,791	9,298,622	0.53
New Jersey Resources Corp.	167,623	8,312,425	0.47
Piedmont Natural Gas Co.[c]	442,012	11,090,081	0.63
Southern Union Co.	389,569	12,119,492	0.68
UGI Corp.	635,613	16,513,226	0.93
Other securities[a]		24,752,434	1.40

		97,145,327	5.49

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Baldor Electric Co.	270,244	$10,796,248	0.61%
Regal Beloit Corp.	186,141	8,914,292	0.50

		19,710,540	1.11

HEALTH CARE - PRODUCTS
Other securities[a]		34,649,688	1.96

		34,649,688	1.96

HEALTH CARE - SERVICES
Other securities[a]		22,806,223	1.29

		22,806,223	1.29

HOME BUILDERS
Other securities[a]		15,643,964	0.88

		15,643,964	0.88

HOME FURNISHINGS
Other securities[a]		11,325,212	0.64

		11,325,212	0.64

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		8,299,582	0.47

		8,299,582	0.47

HOUSEWARES
Other securities[a]		3,044,347	0.17

		3,044,347	0.17

INSURANCE
Other securities[a]		39,938,730	2.26

		39,938,730	2.26

INTERNET
Other securities[a]		32,634,029	1.84

		32,634,029	1.84

IRON & STEEL
Other securities[a]		9,491,463	0.54

		9,491,463	0.54

LEISURE TIME
Other securities[a]		8,156,787	0.46

		8,156,787	0.46

LODGING
Other securities[a]		2,482,560	0.14

		2,482,560	0.14

MACHINERY
Other securities[a]		45,219,931	2.55

		45,219,931	2.55

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MANUFACTURING
Acuity Brands Inc.	151,239	$7,634,545	0.43%
Barnes Group Inc.[c]	264,124	8,430,838	0.48
Other securities[a]		30,537,923	1.72

		46,603,306	2.63

MEDIA
Other securities[a]		3,154,827	0.18

		3,154,827	0.18

METAL FABRICATE & HARDWARE
Mueller Industries Inc.	221,457	8,003,456	0.45
Quanex Corp.	221,968	10,428,057	0.59
Other securities[a]		13,506,509	0.76

		31,938,022	1.80

MINING
Century Aluminum Co.[b,c]	170,774	8,991,251	0.51
Other securities[a]		15,822,338	0.89

		24,813,589	1.40

OFFICE FURNISHINGS
Other securities[a]		4,241,660	0.24

		4,241,660	0.24

OIL & GAS
Other securities[a]		10,091,786	0.57

		10,091,786	0.57

OIL & GAS SERVICES
SEACOR Holdings Inc.[b]	90,929	8,647,348	0.49
Other securities[a]		20,622,625	1.16

		29,269,973	1.65

PACKAGING & CONTAINERS
Other securities[a]		966,860	0.05

		966,860	0.05

PHARMACEUTICALS
Other securities[a]		15,908,845	0.90

		15,908,845	0.90

REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	280,283	9,613,707	0.54
Entertainment Properties Trust	159,268	8,090,814	0.46

Security	Shares	Value	% of Net Assets
Essex Property Trust Inc.	90,104	$10,593,527	0.60%
Kilroy Realty Corp.	132,841	8,054,150	0.45
Lexington Realty Trust	382,510	7,654,025	0.43
National Retail Properties Inc.	400,512	9,764,483	0.55
Senior Housing Properties Trust	493,041	10,876,484	0.61
Other securities[a]		55,453,580	3.14

		120,100,770	6.78

RETAIL
Casey’s General Store Inc.	302,506	8,379,416	0.47
Longs Drug Stores Corp.	186,606	9,268,720	0.52
Other securities[a]		93,276,456	5.28

		110,924,592	6.27

SAVINGS & LOANS
Other securities[a]		22,690,931	1.28

		22,690,931	1.28

SEMICONDUCTORS
Skyworks Solutions Inc.[b]	957,990	8,660,230	0.49
Varian Semiconductor Equipment Associates Inc.[b]	260,031	13,916,859	0.79
Other securities[a]		55,019,370	3.10

		77,596,459	4.38

SOFTWARE
Other securities[a]		46,675,725	2.64

		46,675,725	2.64

TELECOMMUNICATIONS
Anixter International Inc.[b]	186,628	15,387,479	0.87
Other securities[a]		34,886,183	1.97

		50,273,662	2.84

TEXTILES
Other securities[a]		8,012,224	0.45

		8,012,224	0.45

TOYS, GAMES & HOBBIES
Other securities[a]		5,544,540	0.31

		5,544,540	0.31

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Kansas City Southern Industries Inc.[b,c]	458,397	$14,746,631	0.83%
Other securities[a]		14,290,238	0.81

		29,036,869	1.64
WATER
Other securities[a]		3,987,048	0.23

		3,987,048	0.23

TOTAL COMMON STOCKS (Cost: $1,692,717,626)		1,769,852,248	99.96

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	6,730,607	6,730,607	0.38
BGI Cash Premier Fund LLC 5.37%[d,e,f]	102,861,086	102,861,086	5.81

		109,591,693	6.19

TOTAL SHORT-TERM INVESTMENTS (Cost: $109,591,693)		109,591,693	6.19

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,802,309,319)		1,879,443,941	106.15

Other Assets, Less Liabilities		(108,905,042)	(6.15)

NET ASSETS		$1,770,538,899	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$379,649	0.17%

		379,649	0.17

AEROSPACE & DEFENSE
Boeing Co. (The)	11,508	1,208,225	0.54
United Technologies Corp.	14,527	1,169,133	0.52
Other securities[a]		2,625,650	1.18

		5,003,008	2.24

AGRICULTURE
Altria Group Inc.	30,796	2,141,246	0.96
Other securities[a]		1,303,750	0.58

		3,444,996	1.54

AIRLINES
Other securities[a]		240,121	0.11

		240,121	0.11

APPAREL
Other securities[a]		1,180,887	0.53

		1,180,887	0.53

AUTO MANUFACTURERS
Other securities[a]		947,134	0.42

		947,134	0.42

AUTO PARTS & EQUIPMENT
Other securities[a]		606,694	0.27

		606,694	0.27

BANKS
Bank of America Corp.	64,968	3,265,941	1.46
Wachovia Corp.	27,983	1,403,347	0.63
Wells Fargo & Co.	48,856	1,740,251	0.78
Other securities[a]		6,175,830	2.76

		12,585,369	5.63

BEVERAGES
Coca-Cola Co. (The)	29,232	1,679,963	0.75
PepsiCo Inc.	23,740	1,739,192	0.78
Other securities[a]		1,069,082	0.48

		4,488,237	2.01

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	15,934	$901,386	0.40%
Other securities[a]		1,362,939	0.61

		2,264,325	1.01

BUILDING MATERIALS
Other securities[a]		469,477	0.21

		469,477	0.21

CHEMICALS
Other securities[a]		3,593,730	1.61

		3,593,730	1.61

COAL
Other securities[a]		407,238	0.18

		407,238	0.18

COMMERCIAL SERVICES
Other securities[a]		2,386,194	1.07

		2,386,194	1.07

COMPUTERS
Apple Inc.[b]	12,722	1,953,336	0.87
Dell Inc.[b]	33,247	917,617	0.41
Hewlett-Packard Co.	37,351	1,859,706	0.83
International Business Machines Corp.	19,996	2,355,529	1.05
Other securities[a]		2,762,655	1.24

		9,848,843	4.40

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	45,812	3,222,416	1.44
Other securities[a]		894,616	0.40

		4,117,032	1.84

DISTRIBUTION & WHOLESALE
Other securities[a]		594,782	0.27

		594,782	0.27

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	17,370	1,031,257	0.46
Citigroup Inc.	72,904	3,402,430	1.52
Federal National Mortgage Association	14,238	865,813	0.39
Goldman Sachs Group Inc. (The)	5,971	1,294,155	0.58

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
JPMorgan Chase & Co.	49,693	$2,276,933	1.02%
Merrill Lynch & Co. Inc.	12,678	903,688	0.40
Morgan Stanley	15,456	973,728	0.44
Other securities[a]		4,688,064	2.09

		15,436,068	6.90

ELECTRIC
Other securities[a]		7,315,944	3.27

		7,315,944	3.27

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		951,674	0.43

		951,674	0.43

ELECTRONICS
Other securities[a]		2,172,267	0.97

		2,172,267	0.97

ENERGY - ALTERNATE SOURCES
Other securities[a]		8,482	0.00

		8,482	0.00

ENGINEERING & CONSTRUCTION
Other securities[a]		609,292	0.27

		609,292	0.27

ENTERTAINMENT
Other securities[a]		316,855	0.14

		316,855	0.14

ENVIRONMENTAL CONTROL
Other securities[a]		555,417	0.25

		555,417	0.25

FOOD
Other securities[a]		3,921,017	1.75

		3,921,017	1.75

FOREST PRODUCTS & PAPER
Other securities[a]		914,395	0.41

		914,395	0.41

GAS
Other securities[a]		711,364	0.32

		711,364	0.32

HAND & MACHINE TOOLS
Other securities[a]		336,405	0.15

		336,405	0.15

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Johnson & Johnson	42,388	$2,784,892	1.25%
Medtronic Inc.	16,682	941,032	0.42
Other securities[a]		3,770,429	1.68

		7,496,353	3.35

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	19,473	943,077	0.42
Other securities[a]		2,477,979	1.11

		3,421,056	1.53

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		116,933	0.05

		116,933	0.05

HOME BUILDERS
Other securities[a]		399,103	0.18

		399,103	0.18

HOME FURNISHINGS
Other securities[a]		226,279	0.10

		226,279	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,024,783	0.46

		1,024,783	0.46

HOUSEWARES
Other securities[a]		162,738	0.07

		162,738	0.07

INSURANCE
American International Group Inc.	37,274	2,521,586	1.13
Other securities[a]		7,670,255	3.43

		10,191,841	4.56

INTERNET
Google Inc. Class Ab	3,393	1,924,747	0.86
Other securities[a]		2,546,798	1.14

		4,471,545	2.00

INVESTMENT COMPANIES
Other securities[a]		112,807	0.05

		112,807	0.05

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$838,485	0.37%

		838,485	0.37

LEISURE TIME
Other securities[a]		615,246	0.28

		615,246	0.28

LODGING
Other securities[a]		1,026,551	0.46

		1,026,551	0.46

MACHINERY
Other securities[a]		2,285,285	1.02

		2,285,285	1.02

MANUFACTURING
General Electric Co.	150,369	6,225,277	2.78
3M Co.	10,523	984,742	0.44
Other securities[a]		3,967,778	1.78

		11,177,797	5.00

MEDIA
Comcast Corp. Class Ab	45,523	1,100,746	0.49
Time Warner Inc.	54,847	1,006,991	0.45
Walt Disney Co. (The)	28,543	981,594	0.44
Other securities[a]		2,834,993	1.27

		5,924,324	2.65

METAL FABRICATE & HARDWARE
Other securities[a]		524,272	0.23

		524,272	0.23

MINING
Other securities[a]		1,573,856	0.70

		1,573,856	0.70

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		383,097	0.17

		383,097	0.17

OFFICE FURNISHINGS
Other securities[a]		66,134	0.03

		66,134	0.03

Security	Shares	Value	% of Net Assets
OIL & GAS
Chevron Corp.	31,298	$2,928,867	1.31%
ConocoPhillips	23,911	2,098,668	0.94
Exxon Mobil Corp.	81,386	7,533,088	3.37
Other securities[a]		6,990,237	3.12

		19,550,860	8.74

OIL & GAS SERVICES
Schlumberger Ltd.	17,450	1,832,250	0.82
Other securities[a]		2,799,798	1.25

		4,632,048	2.07

PACKAGING & CONTAINERS
Other securities[a]		317,069	0.14

		317,069	0.14

PHARMACEUTICALS
Abbott Laboratories	22,575	1,210,472	0.54
Merck & Co. Inc.	31,822	1,644,879	0.74
Pfizer Inc.	101,711	2,484,800	1.11
Wyeth	19,722	878,615	0.39
Other securities[a]		5,291,832	2.37

		11,510,598	5.15

PIPELINES
Other securities[a]		1,059,701	0.47

		1,059,701	0.47

REAL ESTATE
Other securities[a]		130,411	0.06

		130,411	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,290,307	1.47

		3,290,307	1.47

RETAIL
CVS Caremark Corp.	21,785	863,340	0.39
McDonald’s Corp.	17,484	952,353	0.43
Wal-Mart Stores Inc.	35,269	1,539,492	0.69
Other securities[a]		8,501,297	3.79

		11,856,482	5.30

SAVINGS & LOANS
Other securities[a]		906,333	0.41

		906,333	0.41

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	85,477	$2,210,435	0.99%
Other securities[a]		4,042,227	1.81

		6,252,662	2.80

SOFTWARE
Microsoft Corp.	118,366	3,487,062	1.56
Oracle Corp.[b]	57,926	1,254,098	0.56
Other securities[a]		3,099,285	1.39

		7,840,445	3.51

STORAGE & WAREHOUSING
Other securities[a]		11,331	0.01

		11,331	0.01

TELECOMMUNICATIONS
AT&T Inc.	89,522	3,787,676	1.69
Cisco Systems Inc.[b]	89,210	2,953,743	1.32
QUALCOMM Inc.	24,399	1,031,102	0.46
Verizon Communications Inc.	42,438	1,879,155	0.84
Other securities[a]		4,155,971	1.86

		13,807,647	6.17

TEXTILES
Other securities[a]		157,478	0.07

		157,478	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		220,111	0.10

		220,111	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	15,469	1,161,722	0.52
Other securities[a]		2,546,498	1.14

		3,708,220	1.66

TRUCKING & LEASING
Other securities[a]		32,191	0.01

		32,191	0.01

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$51,623	0.02%

		51,623	0.02

TOTAL COMMON STOCKS (Cost: $205,416,118)		223,180,898	99.79

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	1,148,540	1,148,540	0.51
BGI Cash Premier Fund LLC 5.37%[c,d,e]	775,341	775,341	0.35

		1,923,881	0.86

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,923,881)		1,923,881	0.86

TOTAL INVESTMENTS IN SECURITIES (Cost: $207,339,999)		225,104,779	100.65

Other Assets, Less Liabilities		(1,449,028)	(0.65)

NET ASSETS		$223,655,751	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2007

Security	Shares	Value
PREFERRED STOCKS – 98.44%

AUTO MANUFACTURERS – 9.24%
Ford Motor Co. Capital Trust II, 6.50%	144,400	$5,451,100

		5,451,100

BANKS – 29.58%
BAC Capital Trust II, 7.00%	84,275	2,091,705
BAC Capital Trust X, 6.25%	84,425	1,963,725
Banco Santander Central Hispano SA, 6.41%	40,350	895,366
Bank of America Corp., 5.91%	33,000	780,120
Barclays Bank PLC, 6.63%[a]	45,000	1,088,550
KeyCorp Capital IX, 6.75%	9,000	211,770
National City Capital Trust II, 6.63%	75,250	1,591,538
Royal Bank of Scotland Group PLC ADR, 6.40%	30,275	685,123
Royal Bank of Scotland Group PLC Series L, 5.75%	30,000	633,000
Royal Bank of Scotland Group PLC Series N, 6.35%	66,671	1,496,764
UBS Preferred Funding Trust IV Series D, 5.79%	19,579	489,279
USB Capital VIII, 6.35%	6,000	135,000
USB Capital XI, 6.60%	71,825	1,686,451
USB Capital XII, 6.30%	9,000	201,870
Wachovia Capital Trust IV, 6.38%	14,000	327,040
Wachovia Corp., 7.25%	13,000	338,520
Wells Fargo Capital IV, 7.00%	114,050	2,840,986

		17,456,807

CHEMICALS – 3.42%
Celanese Corp., 4.25%	32,825	1,645,846
Huntsman Corp., 5.00%	7,500	371,925

		2,017,771

DIVERSIFIED FINANCIAL SERVICES – 34.52%
ABN AMRO Capital Funding Trust V, 5.90%	77,500	1,661,600
ABN AMRO Capital Funding Trust VII, 6.08%	100,000	2,168,000
CIT Group Inc., 6.35%	6,000	137,700
Citigroup Capital VIII, 6.95%	115,400	2,826,146
Citigroup Capital IX, 6.00%	57,200	1,308,164

Security	Shares	Value
Citigroup Capital XVI, 6.45%	27,000	$632,070
Countrywide Capital V, 7.00%	110,000	2,117,500
Countrywide Financial Corp., 6.75%	9,000	173,250
Deutsche Bank Capital Funding Trust VIII, 6.38%	65,125	1,494,619
Federal Home Loan Mortgage Corp., 5.57%	20,000	442,400
JP Morgan Chase Capital X, 7.00%	18,000	447,300
JP Morgan Chase Capital XI, 5.88%	91,750	2,011,160
Lehman Brothers Holdings Capital Trust III, 6.38%	5,000	112,450
Merrill Lynch & Co. Inc., 6.00%	27,000	619,650
Merrill Lynch & Co. Inc., 6.16%	91,375	2,115,331
Merrill Lynch Capital Trust I, 6.45%	18,000	412,560
Morgan Stanley Capital Trust III, 6.25%	48,325	1,107,609
Morgan Stanley Capital Trust IV, 6.25%	11,000	249,920
Morgan Stanley Capital Trust VI, 6.60%	14,268	335,298

		20,372,727

ELECTRIC – 0.30%
Virginia Power Capital Trust II, 7.38%	7,000	175,630

		175,630

ENTERTAINMENT – 0.44%
Six Flags Inc., 7.25%	12,500	261,625

		261,625

INSURANCE – 6.62%
ACE Ltd., 7.80%	33,700	861,372
MetLife Inc., 6.50%	115,000	2,839,350
RenaissanceRe Holdings Ltd. Series C, 6.08%	5,000	100,700
RenaissanceRe Holdings Ltd. Series D, 6.60%	5,000	105,850

		3,907,272

MINING – 8.07%
Freeport-McMoRan Copper & Gold Inc., 6.75%	30,700	4,761,570

		4,761,570

REAL ESTATE INVESTMENT TRUSTS – 4.25%
BioMed Realty Trust Inc., 7.38%	3,000	69,750

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2007

Security	Shares	Value
Hospitality Properties Trust, 7.00%	5,500	$119,625
Public Storage Series I, 7.25%	59,950	1,472,972
Public Storage Series K, 7.25%	26,375	643,550
Public Storage Series M, 6.63%	9,000	199,350

		2,505,247

TRANSPORTATION – 2.00%
Bristow Group Inc., 5.50%	20,625	1,180,781

		1,180,781

TOTAL PREFERRED STOCKS (Cost: $60,427,197)		58,090,530

SHORT-TERM INVESTMENTS – 1.20%

MONEY MARKET FUNDS – 1.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[a,b]	706,351	706,351

		706,351

TOTAL SHORT-TERM INVESTMENTS (Cost: $706,351)		706,351

TOTAL INVESTMENTS IN SECURITIES – 99.64% (Cost: $61,133,548)		58,796,881

Other Assets, Less Liabilities – 0.36%		215,151

NET ASSETS – 100.00%		$59,012,032

ADR – American Depositary Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Affymetrix Inc.[a,b]	405,949	$10,298,926	0.84%
Alexion Pharmaceuticals Inc.[a,b]	254,311	16,568,362	1.35
Amgen Inc.[a]	2,290,177	129,555,312	10.53
Biogen Idec Inc.[a]	733,059	48,623,803	3.95
Celgene Corp.[a]	1,105,399	78,826,003	6.40
Exelixis Inc.[a]	851,647	9,018,942	0.73
Genzyme Corp.[a]	611,272	37,874,413	3.08
Illumina Inc.[a]	325,532	16,888,600	1.37
InterMune Inc.[a,b]	354,498	6,781,547	0.55
Invitrogen Corp.[a]	134,119	10,961,546	0.89
LifeCell Corp.[a,b]	201,712	7,578,320	0.62
Millennium Pharmaceuticals Inc.[a]	828,910	8,413,437	0.68
Myriad Genetics Inc.[a]	267,379	13,943,815	1.13
Nektar Therapeutics[a]	767,828	6,779,921	0.55
PDL BioPharma Inc.[a]	592,670	12,807,599	1.04
Qiagen NVa,b	775,764	15,057,579	1.22
Regeneron Pharmaceuticals Inc.[a]	628,911	11,194,616	0.91
Vertex Pharmaceuticals Inc.[a,b]	836,291	32,121,937	2.61
Other securities[c]		105,734,535	8.59

		579,029,213	47.04

COMMERCIAL SERVICES
Other securities[c]		4,047,434	0.33

		4,047,434	0.33

ENERGY - ALTERNATE SOURCES
Other securities[c]		2,234,623	0.18

		2,234,623	0.18

HEALTH CARE - PRODUCTS
Gen-Probe Inc.[a]	241,745	16,095,382	1.31
TECHNE Corp.[a]	172,054	10,853,166	0.88
Other securities[c]		9,186,145	0.75

		36,134,693	2.94

PHARMACEUTICALS
Abraxis BioScience Inc.[a,b]	557,529	12,728,387	1.03

Security	Shares	Value	% of Net Assets
Adams Respiratory Therapeutics Inc.[a,b]	223,871	$8,627,988	0.70%
Alkermes Inc.[a]	582,040	10,709,536	0.87
Alnylam Pharmaceuticals Inc.[a]	260,830	8,547,399	0.69
Amylin Pharmaceuticals Inc.[a,b]	410,088	20,504,400	1.67
Aspreva Pharmaceuticals Corp.[a]	261,624	5,368,525	0.44
Auxilium Pharmaceuticals Inc.[a,b]	243,191	5,126,466	0.42
Axcan Pharma Inc.[a]	526,915	10,944,025	0.89
BioMarin Pharmaceutical Inc.[a]	768,310	19,130,919	1.55
Cephalon Inc.[a,b]	200,522	14,650,137	1.19
Cubist Pharmaceuticals Inc.[a,b]	432,277	9,134,013	0.74
Endo Pharmaceuticals Holdings Inc.[a]	441,702	13,697,179	1.11
Gilead Sciences Inc.[a]	2,161,849	88,354,769	7.18
ImClone Systems Inc.[a]	258,988	10,706,564	0.87
Isis Pharmaceuticals Inc.[a]	532,434	7,970,537	0.65
MannKind Corp.[a,b]	566,616	5,484,843	0.45
Medarex Inc.[a,b]	1,167,971	16,538,469	1.34
MGI PHARMA INC.[a]	440,459	12,235,951	0.99
Onyx Pharmaceuticals Inc.[a,b]	503,072	21,893,693	1.78
OSI Pharmaceuticals Inc.[a]	343,669	11,681,309	0.95
Perrigo Co.	618,308	13,200,876	1.07
Pharmion Corp.[a]	272,283	12,563,138	1.02
Sciele Pharma Inc.[a,b]	255,028	6,635,829	0.54
Sepracor Inc.[a]	347,516	9,556,690	0.78
Shire PLC ADR	361,586	26,750,132	2.17
Teva Pharmaceutical Industries Ltd. SP ADR	1,381,907	61,453,404	4.99
United Therapeutics Corp.[a]	158,131	10,522,037	0.85
Warner Chilcott Ltd. Class Aa	1,051,139	18,678,740	1.52

SCHEDULES OF INVESTMENTS	61

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
XenoPort Inc.[a]	168,343	$7,920,538	0.64%
Zymogenetics Inc.[a,b]	538,383	7,025,898	0.57
Other securities[c]		121,208,022	9.86

		609,550,413	49.52

TOTAL COMMON STOCKS (Cost: $1,556,253,721)		1,230,996,376	100.01

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	217,696	217,696	0.02
BGI Cash Premier Fund LLC 5.37%[d,e,f]	172,394,536	172,394,536	14.00

		172,612,232	14.02

TOTAL SHORT-TERM INVESTMENTS (Cost: $172,612,232)		172,612,232	14.02

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,728,865,953)		1,403,608,608	114.03

Other Assets, Less Liabilities		(172,686,621)	(14.03)

NET ASSETS		$1,230,921,987	100.00%

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2007

	iShares S&P
	100 Index Fund	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,089,451,242	$16,257,764,899	$4,992,771,793	$3,746,841,676
Affiliated issuers (Note 2)	22,507,859	206,596,344	21,855,010	66,217,231

Total cost of investments	$4,111,959,101	$16,464,361,243	$5,014,626,803	$3,813,058,907

Investments in securities, at value (including securities on loana) (Note 1): Unaffiliated issuers	$4,276,668,854	$17,869,280,720	$5,727,984,288	$4,394,946,347
Affiliated issuers (Note 2)	22,507,859	206,596,344	21,855,010	66,217,231

Total value of investments	4,299,176,713	18,075,877,064	5,749,839,298	4,461,163,578
Receivables:
Investment securities sold	–	11,998,988	4,931,406	2,160,660
Dividends and interest	5,021,223	20,123,448	3,693,395	6,965,898
Capital shares sold	–	504,478	151,634	161,115

Total Assets	4,304,197,936	18,108,503,978	5,758,615,733	4,470,451,251

LIABILITIES
Payables:
Investment securities purchased	–	11,592,236	4,758,780	2,436,277
Collateral for securities on loan (Note 5)	–	114,593,497	1,222,496	38,496,371
Distribution to shareholders	19,086,979	79,853,115	15,908,673	24,619,640
Investment advisory fees (Note 2)	680,423	1,354,214	803,445	640,449

Total Liabilities	19,767,402	207,393,062	22,693,394	66,192,737

NET ASSETS	$4,284,430,534	$17,901,110,916	$5,735,922,339	$4,404,258,514

Net assets consist of:
Paid-in capital	$3,914,442,278	$15,399,242,751	$5,079,249,628	$3,714,479,822
Undistributed net investment income	429,637	1,444,610	334,197	775,491
Undistributed net realized gain (accumulated net realized loss)	182,341,007	888,907,734	(78,873,981)	40,898,530
Net unrealized appreciation	187,217,612	1,611,515,821	735,212,495	648,104,671

NET ASSETS	$4,284,430,534	$17,901,110,916	$5,735,922,339	$4,404,258,514

Shares outstanding[b]	59,900,000	117,200,000	80,750,000	54,050,000

Net asset value per share	$71.53	$152.74	$71.03	$81.48

[a]	Securities on loan with market values of $–, $111,926,939, $1,188,113 and $37,668,604, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

	iShares S&P
	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund	SmallCap 600 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,271,623,267	$2,028,304,074	$2,403,300,871	$5,370,672,108
Affiliated issuers (Note 2)	396,444,270	172,060,196	126,945,268	461,571,543

Total cost of investments	$4,668,067,537	$2,200,364,270	$2,530,246,139	$5,832,243,651

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,988,044,733	$2,255,720,199	$2,689,051,460	$5,130,427,130
Affiliated issuers (Note 2)	396,444,270	172,060,196	126,945,268	461,571,543

Total value of investments	5,384,489,003	2,427,780,395	2,815,996,728	5,591,998,673
Receivables:
Investment securities sold	40,905,330	9,870,508	32,877,337	–
Dividends and interest	3,114,479	1,134,138	1,979,546	4,298,313
Capital shares sold	228,436	58,469	123,854	92,612

Total Assets	5,428,737,248	2,438,843,510	2,850,977,465	5,596,389,598

LIABILITIES
Payables:
Investment securities purchased	43,610,468	10,419,933	35,236,084	23,572,110
Collateral for securities on loan (Note 5)	379,563,492	167,863,853	113,545,447	447,600,488
Capital shares redeemed	769,608	–	860,285	–
Distribution to shareholders	12,067,554	1,793,709	10,338,216	8,957,819
Investment advisory fees (Note 2)	809,897	440,122	546,026	814,335

Total Liabilities	436,821,019	180,517,617	160,526,058	480,944,752

NET ASSETS	$4,991,916,229	$2,258,325,893	$2,690,451,407	$5,115,444,846

Net assets consist of:
Paid-in capital	$4,158,977,639	$2,024,278,325	$2,397,102,438	$5,085,471,019
Undistributed net investment income	1,507,550	723,000	565,604	934,013
Undistributed net realized gain	115,009,574	5,908,443	7,032,776	269,284,792
Net unrealized appreciation (depreciation)	716,421,466	227,416,125	285,750,589	(240,244,978)

NET ASSETS	$4,991,916,229	$2,258,325,893	$2,690,451,407	$5,115,444,846

Shares outstanding[b]	56,700,000	24,950,000	32,000,000	73,350,000

Net asset value per share	$88.04	$90.51	$84.08	$69.74

[a]	Securities on loan with market values of $370,016,876, $163,738,142, $110,790,026 and $435,740,851, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

	iShares S&P
	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund	U.S. Preferred Stock Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,381,986,950	$1,692,717,626	$205,416,118	$59,275,701
Affiliated issuers (Note 2)	139,798,767	109,591,693	1,923,881	1,857,847

Total cost of investments	$1,521,785,717	$1,802,309,319	$207,339,999	$61,133,548

Investments in securities, at value (including securities on loana) (Note 1): Unaffiliated issuers	$1,542,308,123	$1,769,852,248	$223,180,898	$57,001,980
Affiliated issuers (Note 2)	139,798,767	109,591,693	1,923,881	1,794,901

Total value of investments	1,682,106,890	1,879,443,941	225,104,779	58,796,881
Receivables:
Investment securities sold	6,761,229	–	252,254	–
Dividends and interest	602,751	2,291,085	263,388	237,035
Capital shares sold	58,282	–	–	–

Total Assets	1,689,529,152	1,881,735,026	225,620,421	59,033,916

LIABILITIES
Payables:
Investment securities purchased	9,301,709	3,073,322	216,104	–
Collateral for securities on loan (Note 5)	137,444,325	102,861,086	775,341	–
Capital shares redeemed	158,750	–	–	–
Distribution to shareholders	717,464	4,895,076	933,722	–
Investment advisory fees (Note 2)	309,102	366,643	39,503	21,884

Total Liabilities	147,931,350	111,196,127	1,964,670	21,884

NET ASSETS	$1,541,597,802	$1,770,538,899	$223,655,751	$59,012,032

Net assets consist of:
Paid-in capital	$1,278,580,885	$1,680,987,621	$183,883,167	$61,386,425
Undistributed (distributions in excess of) net investment income	356,469	(87,337)	47,220	474,531
Undistributed net realized gain (accumulated net realized loss)	102,339,275	12,503,993	21,960,584	(512,257)
Net unrealized appreciation (depreciation)	160,321,173	77,134,622	17,764,780	(2,336,667)

NET ASSETS	$1,541,597,802	$1,770,538,899	$223,655,751	$59,012,032

Shares outstanding[b]	10,750,000	23,450,000	1,650,000	1,250,000

Net asset value per share	$143.40	$75.50	$135.55	$47.21

[a]	Securities on loan with market values of $133,620,764, $100,024,655, $758,243 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

iShares Nasdaq
Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,556,253,721
Affiliated issuers (Note 2)	172,612,232

Total cost of investments	$1,728,865,953

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,230,996,376
Affiliated issuers (Note 2)	172,612,232

Total value of investments	1,403,608,608
Receivables:
Dividends and interest	205,771
Capital shares redeemed	3,046

Total Assets	1,403,817,425

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	172,394,536
Capital shares sold	752
Investment advisory fees (Note 2)	500,150

Total Liabilities	172,895,438

NET ASSETS	$1,230,921,987

Net assets consist of:
Paid-in capital	$1,643,220,195
Distributions in excess of net investment income	(941,226)
Accumulated net realized loss	(86,099,637)
Net unrealized depreciation	(325,257,345)

NET ASSETS	$1,230,921,987

Shares outstanding[b]	14,800,000

Net asset value per share	$83.17

a Securities on loan with market value of $166,902,625. See Note 5.

b No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares S&P
	100 Index Fund	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$42,339,652	$174,968,531	$34,709,888	$54,544,001
Interest from affiliated issuers (Note 2)	116,181	540,308	155,741	176,427
Securities lending income from unaffiliated issuers	123	16,726	28	3,751
Securities lending income from affiliated issuers (Note 2)	6,954	182,096	213	55,892

Total investment income	42,462,910	175,707,661	34,865,870	54,780,071

EXPENSES (Note 2)
Investment advisory fees	3,941,479	8,813,653	4,485,334	4,192,638

Total expenses	3,941,479	8,813,653	4,485,334	4,192,638

Net investment income	38,521,431	166,894,008	30,380,536	50,587,433

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,351,474)	(39,936,787)	5,192,822	3,346,425
In-kind redemptions	220,722,365	1,497,335,845	32,789,481	137,117,946

Net realized gain	214,370,891	1,457,399,058	37,982,303	140,464,371

Net change in unrealized appreciation (depreciation)	159,051,580	(104,918,198)	427,831,459	72,159,651

Net realized and unrealized gain	373,422,471	1,352,480,860	465,813,762	212,624,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$411,943,902	$1,519,374,868	$496,194,298	$263,211,455

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares S&P
	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund	SmallCap 600 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$28,839,560	$6,139,775	$24,195,671	$31,194,804
Interest from affiliated issuers (Note 2)	139,927	48,501	84,050	161,734
Securities lending income from unaffiliated issuers	115,943	41,775	69,278	306,807
Securities lending income from affiliated issuers (Note 2)	767,747	370,995	300,377	1,521,380

Total investment income	29,863,177	6,601,046	24,649,376	33,184,725

EXPENSES (Note 2)
Investment advisory fees	5,008,699	2,557,434	3,526,319	4,998,887

Total expenses	5,008,699	2,557,434	3,526,319	4,998,887

Net investment income	24,854,478	4,043,612	21,123,057	28,185,838

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(38,525,952)	7,082,618	(1,817,819)	(9,950,471)
In-kind redemptions	243,981,551	65,481,928	87,447,760	348,741,771

Net realized gain	205,455,599	72,564,546	85,629,941	338,791,300

Net change in unrealized appreciation (depreciation)	(7,335,024)	82,124,833	(62,908,150)	(202,221,628)

Net realized and unrealized gain	198,120,575	154,689,379	22,721,791	136,569,672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,975,053	$158,732,991	$43,844,848	$164,755,510

[a]	Net of foreign withholding tax of $–, $–, $– and $10,502, respectively.

See notes to financial statements.

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares S&P
	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund	U.S. Preferred Stock Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,475,970	$19,201,100	$2,074,315	$1,356,147
Dividends from affiliated issuers (Note 2)	–	–	–	25,341
Interest from affiliated issuers (Note 2)	39,464	64,792	9,272	16,694
Securities lending income from unaffiliated issuers	113,923	85,861	610	–
Securities lending income from affiliated issuers (Note 2)	586,284	403,672	5,179	–

Total investment income	4,215,641	19,755,425	2,089,376	1,398,182

EXPENSES (Note 2)
Investment advisory fees	1,846,470	2,459,443	229,447	93,982

Total expenses	1,846,470	2,459,443	229,447	93,982

Net investment income	2,369,171	17,295,982	1,859,929	1,304,200

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	2,338,865	(2,535,273)	(149,325)	(638,619)
In-kind redemptions	126,681,743	72,574,892	22,826,346	126,362

Net realized gain (loss)	129,020,608	70,039,619	22,677,021	(512,257)

Net change in unrealized appreciation (depreciation)	(22,675,381)	(98,790,628)	(7,713,126)	(2,313,135)

Net realized and unrealized gain (loss)	106,345,227	(28,751,009)	14,963,895	(2,825,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,714,398	$(11,455,027)	$16,823,824	$(1,521,192)

[a]	Net of foreign withholding tax of $–, $7,788, $19 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

iShares Nasdaq
Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,533,977
Interest from affiliated issuers (Note 2)	30,981
Securities lending income from unaffiliated issuers	210,553
Securities lending income from affiliated issuers (Note 2)	790,856

Total investment income	3,566,367

EXPENSES (Note 2)
Investment advisory fees	3,251,032

Total expenses	3,251,032

Net investment income	315,335

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,200,987)
In-kind redemptions	72,226,639

Net realized gain	55,025,652

Net change in unrealized appreciation (depreciation)	77,135,812

Net realized and unrealized gain	132,161,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,476,799

[a]	Net of foreign withholding tax of $46,181.

See notes to financial statements.

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P 500 Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$38,521,431	$47,691,769	$166,894,008	$326,290,529
Net realized gain	214,370,891	199,798,583	1,457,399,058	1,069,845,201
Net change in unrealized appreciation (depreciation)	159,051,580	67,691,817	(104,918,198)	553,312,401

Net increase in net assets resulting from operations	411,943,902	315,182,169	1,519,374,868	1,949,448,131

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,594,875)	(47,284,172)	(165,630,502)	(324,889,572)

Total distributions to shareholders	(38,594,875)	(47,284,172)	(165,630,502)	(324,889,572)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,557,827,236	4,385,973,332	3,587,290,273	4,837,232,258
Cost of shares redeemed	(2,104,637,646)	(2,076,305,390)	(5,657,424,773)	(4,509,703,774)

Net increase (decrease) in net assets from capital share transactions	453,189,590	2,309,667,942	(2,070,134,500)	327,528,484

INCREASE (DECREASE) IN NET ASSETS	826,538,617	2,577,565,939	(716,390,134)	1,952,087,043

NET ASSETS
Beginning of period	3,457,891,917	880,325,978	18,617,501,050	16,665,414,007

End of period	$4,284,430,534	$3,457,891,917	$17,901,110,916	$18,617,501,050

Undistributed net investment income included in net assets at end of period	$429,637	$503,081	$1,444,610	$181,104

SHARES ISSUED AND REDEEMED
Shares sold	37,200,000	70,550,000	23,950,000	36,200,000
Shares redeemed	(30,450,000)	(32,400,000)	(37,700,000)	(33,850,000)

Net increase (decrease) in shares outstanding	6,750,000	38,150,000	(13,750,000)	2,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Growth Index Fund		iShares S&P 500 Value Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,380,536	$51,821,440	$50,587,433	$83,965,339
Net realized gain	37,982,303	113,609,780	140,464,371	168,873,963
Net change in unrealized appreciation (depreciation)	427,831,459	139,559,175	72,159,651	311,292,540

Net increase in net assets resulting from operations	496,194,298	304,990,395	263,211,455	564,131,842

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,048,524)	(51,878,684)	(49,862,929)	(83,910,417)

Total distributions to shareholders	(30,048,524)	(51,878,684)	(49,862,929)	(83,910,417)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	934,368,820	1,323,154,587	218,669,323	1,768,793,257
Cost of shares redeemed	(134,025,481)	(521,117,611)	(526,835,399)	(838,662,278)

Net increase (decrease) in net assets from capital share transactions	800,343,339	802,036,976	(308,166,076)	930,130,979

INCREASE (DECREASE) IN NET ASSETS	1,266,489,113	1,055,148,687	(94,817,550)	1,410,352,404

NET ASSETS
Beginning of period	4,469,433,226	3,414,284,539	4,499,076,064	3,088,723,660

End of period	$5,735,922,339	$4,469,433,226	$4,404,258,514	$4,499,076,064

Undistributed net investment income included in net assets at end of period	$334,197	$2,185	$775,491	$50,987

SHARES ISSUED AND REDEEMED
Shares sold	13,550,000	21,250,000	2,650,000	24,100,000
Shares redeemed	(1,950,000)	(8,350,000)	(6,650,000)	(11,100,000)

Net increase (decrease) in shares outstanding	11,600,000	12,900,000	(4,000,000)	13,000,000

See notes to financial statements.

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Index Fund		iShares S&P MidCap 400 Growth Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,854,478	$58,053,083	$4,043,612	$15,114,486
Net realized gain	205,455,599	252,267,275	72,564,546	129,077,029
Net change in unrealized appreciation (depreciation)	(7,335,024)	24,175,383	82,124,833	(62,460,547)

Net increase in net assets resulting from operations	222,975,053	334,495,741	158,732,991	81,730,968

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,918,135)	(55,846,900)	(3,429,450)	(14,960,480)
Return of capital	–	(4,192,721)	–	–

Total distributions to shareholders	(23,918,135)	(60,039,621)	(3,429,450)	(14,960,480)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	794,252,237	1,281,211,914	480,576,216	384,426,744
Cost of shares redeemed	(621,488,753)	(816,780,102)	(242,293,893)	(576,476,401)

Net increase (decrease) in net assets from capital share transactions	172,763,484	464,431,812	238,282,323	(192,049,657)

INCREASE (DECREASE) IN NET ASSETS	371,820,402	738,887,932	393,585,864	(125,279,169)

NET ASSETS
Beginning of period	4,620,095,827	3,881,207,895	1,864,740,029	1,990,019,198

End of period	$4,991,916,229	$4,620,095,827	$2,258,325,893	$1,864,740,029

Undistributed net investment income included in net assets at end of period	$1,507,550	$571,207	$723,000	$108,838

SHARES ISSUED AND REDEEMED
Shares sold	9,050,000	16,050,000	5,500,000	4,900,000
Shares redeemed	(7,050,000)	(10,350,000)	(2,750,000)	(7,450,000)

Net increase (decrease) in shares outstanding	2,000,000	5,700,000	2,750,000	(2,550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Value Index Fund		iShares S&P SmallCap 600 Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,123,057	$46,505,345	$28,185,838	$35,949,405
Net realized gain	85,629,941	145,626,030	338,791,300	451,676,503
Net change in unrealized appreciation (depreciation)	(62,908,150)	62,304,368	(202,221,628)	(262,469,953)

Net increase in net assets resulting from operations	43,844,848	254,435,743	164,755,510	225,155,955

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,881,670)	(43,607,828)	(27,383,451)	(36,928,267)
Return of capital	–	(5,524,508)	–	–

Total distributions to shareholders	(20,881,670)	(49,132,336)	(27,383,451)	(36,928,267)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	208,132,837	686,455,236	2,329,450,371	2,818,122,597
Cost of shares redeemed	(285,953,026)	(783,828,976)	(2,097,607,179)	(3,226,714,460)

Net increase (decrease) in net assets from capital share transactions	(77,820,189)	(97,373,740)	231,843,192	(408,591,863)

INCREASE (DECREASE) IN NET ASSETS	(54,857,011)	107,929,667	369,215,251	(220,364,175)

NET ASSETS
Beginning of period	2,745,308,418	2,637,378,751	4,746,229,595	4,966,593,770

End of period	$2,690,451,407	$2,745,308,418	$5,115,444,846	$4,746,229,595

Undistributed net investment income included in net assets at end of period	$565,604	$324,217	$934,013	$131,626

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	8,700,000	33,450,000	43,700,000
Shares redeemed	(3,350,000)	(10,150,000)	(29,950,000)	(50,050,000)

Net increase (decrease) in shares outstanding	(950,000)	(1,450,000)	3,500,000	(6,350,000)

See notes to financial statements.

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Growth Index Fund		iShares S&P SmallCap 600 Value Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,369,171	$3,319,684	$17,295,982	$21,607,738
Net realized gain	129,020,608	128,568,519	70,039,619	173,271,024
Net change in unrealized appreciation (depreciation)	(22,675,381)	(102,633,775)	(98,790,628)	(74,572,211)

Net increase (decrease) in net assets resulting from operations	108,714,398	29,254,428	(11,455,027)	120,306,551

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,104,894)	(3,353,104)	(17,673,676)	(22,538,795)

Total distributions to shareholders	(2,104,894)	(3,353,104)	(17,673,676)	(22,538,795)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	377,287,398	290,294,559	96,371,699	760,237,616
Cost of shares redeemed	(370,794,952)	(364,018,473)	(304,395,474)	(711,841,672)

Net increase (decrease) in net assets from capital share transactions	6,492,446	(73,723,914)	(208,023,775)	48,395,944

INCREASE (DECREASE) IN NET ASSETS	113,101,950	(47,822,590)	(237,152,478)	146,163,700

NET ASSETS
Beginning of period	1,428,495,852	1,476,318,442	2,007,691,377	1,861,527,677

End of period	$1,541,597,802	$1,428,495,852	$1,770,538,899	$2,007,691,377

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$356,469	$92,192	$(87,337)	$290,357

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	2,250,000	1,250,000	10,350,000
Shares redeemed	(2,650,000)	(2,950,000)	(3,950,000)	(9,750,000)

Net increase (decrease) in shares outstanding	50,000	(700,000)	(2,700,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 1500 Index Fund		iShares S&P U.S. Preferred Stock Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Period from March 26, 2007[a] to March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,859,929	$2,824,584	$1,304,200	$72,463
Net realized gain (loss)	22,677,021	1,611,735	(512,257)	–
Net change in unrealized appreciation (depreciation)	(7,713,126)	13,625,276	(2,313,135)	(23,532)

Net increase (decrease) in net assets resulting from operations	16,823,824	18,061,595	(1,521,192)	48,931

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,817,241)	(2,820,586)	(902,132)	–

Total distributions to shareholders	(1,817,241)	(2,820,586)	(902,132)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	86,771,739	60,349,404	41,372,734	24,981,673
Cost of shares redeemed	(80,852,785)	(6,202,537)	(4,967,982)	–

Net increase in net assets from capital share transactions	5,918,954	54,146,867	36,404,752	24,981,673

INCREASE IN NET ASSETS	20,925,537	69,387,876	33,981,428	25,030,604

NET ASSETS
Beginning of period	202,730,214	133,342,338	25,030,604	–

End of period	$223,655,751	$202,730,214	$59,012,032	$25,030,604

Undistributed net investment income included in net assets at end of period	$47,220	$4,532	$474,531	$72,463

SHARES ISSUED AND REDEEMED
Shares sold	650,000	500,000	850,000	500,000
Shares redeemed	(600,000)	(50,000)	(100,000)	–

Net increase in shares outstanding	50,000	450,000	750,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Nasdaq Biotechnology Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$315,335	$(4,435,094)
Net realized gain	55,025,652	67,662,469
Net change in unrealized appreciation (depreciation)	77,135,812	(217,078,883)

Net increase (decrease) in net assets resulting from operations	132,476,799	(153,851,508)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,256,561)	–

Total distributions to shareholders	(1,256,561)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,359,341,564	3,753,648,976
Cost of shares redeemed	(3,624,063,628)	(4,267,397,639)

Net decrease in net assets from capital share transactions	(264,722,064)	(513,748,663)

DECREASE IN NET ASSETS	(133,501,826)	(667,600,171)

NET ASSETS
Beginning of period	1,364,423,813	2,032,023,984

End of period	$1,230,921,987	$1,364,423,813

Distributions in excess of net investment income included in net assets at end of period	$(941,226)	$–

SHARES ISSUED AND REDEEMED
Shares sold	42,300,000	49,550,000
Shares redeemed	(45,500,000)	(56,250,000)

Net decrease in shares outstanding	(3,200,000)	(6,700,000)

See notes to financial statements.

FINANCIAL STATEMENTS	77

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$65.06	$58.69	$56.02	$55.24	$43.05	$57.85

Income from investment operations:
Net investment income	0.68 [a]	1.28 [a]	1.12	1.20	0.89	0.66
Net realized and unrealized gain (loss)[b]	6.47	6.20	2.57	0.89	12.21	(14.79)

Total from investment operations	7.15	7.48	3.69	2.09	13.10	(14.13)

Less distributions from:
Net investment income	(0.68)	(1.11)	(1.02)	(1.31)	(0.91)	(0.67)

Total distributions	(0.68)	(1.11)	(1.02)	(1.31)	(0.91)	(0.67)

Net asset value, end of period	$71.53	$65.06	$58.69	$56.02	$55.24	$43.05

Total return	11.00%[c]	12.82%	6.65%	3.81%	30.55%	(24.49)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,284,431	$3,457,892	$880,326	$795,417	$392,221	$299,211
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.95%	2.03%	1.96%	2.41%	1.68%	1.63%
Portfolio turnover rate[e]	4%	12%	12%	6%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$142.17	$129.59	$117.89	$112.92	$85.04	$115.00

Income from investment operations:
Net investment income	1.34 [a]	2.51 [a]	2.16	2.20	1.66	1.53
Net realized and unrealized gain (loss)[b]	10.58	12.57	11.46	5.23	27.91	(29.97)

Total from investment operations	11.92	15.08	13.62	7.43	29.57	(28.44)

Less distributions from:
Net investment income	(1.35)	(2.50)	(1.89)	(2.46)	(1.69)	(1.52)
Return of capital	–	–	(0.03)	–	–	–

Total distributions	(1.35)	(2.50)	(1.92)	(2.46)	(1.69)	(1.52)

Net asset value, end of period	$152.74	$142.17	$129.59	$117.89	$112.92	$85.04

Total return	8.40%[c]	11.75%	11.62%	6.63%	34.93%	(24.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,901,111	$18,617,501	$16,665,414	$12,513,826	$8,491,679	$4,681,323
Ratio of expenses to average net assets[d]	0.09%	0.09%	0.10%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	1.79%	1.86%	1.78%	2.02%	1.66%	1.67%
Portfolio turnover rate[e]	2%	5%	7%	6%	3%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$64.63	$60.70	$56.55	$55.47	$44.38	$58.82

Income from investment operations:
Net investment income	0.42 [a]	0.84 [a]	0.74	1.01	0.61	0.51
Net realized and unrealized gain (loss)[b]	6.38	3.90	4.07	1.17	11.10	(14.44)

Total from investment operations	6.80	4.74	4.81	2.18	11.71	(13.93)

Less distributions from:
Net investment income	(0.40)	(0.81)	(0.66)	(1.10)	(0.62)	(0.51)

Total distributions	(0.40)	(0.81)	(0.66)	(1.10)	(0.62)	(0.51)

Net asset value, end of period	$71.03	$64.63	$60.70	$56.55	$55.47	$44.38

Total return	10.54%[c]	7.86%	8.54%	3.95%	26.46%	(23.72)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,735,922	$4,469,433	$3,414,285	$2,341,101	$1,469,921	$705,581
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.22%	1.35%	1.28%	1.93%	1.22%	1.19%
Portfolio turnover rate[e]	3%	23%	12%	22%	14%	17%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$77.50	$68.56	$60.91	$57.02	$40.36	$55.81

Income from investment operations:
Net investment income	0.88 [a]	1.60 [a]	1.36	1.11	0.91	0.85
Net realized and unrealized gain (loss)[b]	3.99	8.88	7.48	4.04	16.68	(15.46)

Total from investment operations	4.87	10.48	8.84	5.15	17.59	(14.61)

Less distributions from:
Net investment income	(0.89)	(1.54)	(1.19)	(1.26)	(0.93)	(0.84)

Total distributions	(0.89)	(1.54)	(1.19)	(1.26)	(0.93)	(0.84)

Net asset value, end of period	$81.48	$77.50	$68.56	$60.91	$57.02	$40.36

Total return	6.27%[c]	15.43%	14.63%	9.10%	43.80%	(26.29)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,404,259	$4,499,076	$3,088,724	$2,704,486	$1,898,846	$670,039
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.17%	2.18%	2.12%	1.95%	1.91%	2.01%
Portfolio turnover rate[e]	2%	20%	7%	5%	5%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$84.46	$79.21	$65.84	$60.37	$40.97	$54.07

Income from investment operations:
Net investment income	0.44 [a]	1.13 [a]	0.81	0.71	0.53	0.38
Net realized and unrealized gain (loss)[b]	3.56	5.27	13.37	5.44	19.40	(13.11)

Total from investment operations	4.00	6.40	14.18	6.15	19.93	(12.73)

Less distributions from:
Net investment income	(0.42)	(1.07)	(0.81)	(0.68)	(0.53)	(0.37)
Return of capital	–	(0.08)	–	–	–	–

Total distributions	(0.42)	(1.15)	(0.81)	(0.68)	(0.53)	(0.37)

Net asset value, end of period	$88.04	$84.46	$79.21	$65.84	$60.37	$40.97

Total return	4.73%[c]	8.19%	21.64%	10.24%	48.81%	(23.59)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,991,916	$4,620,096	$3,881,208	$2,416,338	$1,636,020	$1,155,250
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	0.99%	1.44%	1.19%	1.21%	1.02%	0.98%
Portfolio turnover rate[e]	7%	12%	9%	10%	11%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$84.00	$80.40	$67.01	$62.02	$44.22	$58.69

Income from investment operations:
Net investment income	0.18 [a]	0.66 [a]	0.44	0.33	0.24	0.14
Net realized and unrealized gain (loss)[b]	6.47	3.61	13.32	5.03	17.80	(14.48)

Total from investment operations	6.65	4.27	13.76	5.36	18.04	(14.34)

Less distributions from:
Net investment income	(0.14)	(0.67)	(0.37)	(0.37)	(0.24)	(0.13)

Total distributions	(0.14)	(0.67)	(0.37)	(0.37)	(0.24)	(0.13)

Net asset value, end of period	$90.51	$84.00	$80.40	$67.01	$62.02	$44.22

Total return	7.92%[c]	5.34%	20.58%	8.67%	40.86%	(24.45)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,258,326	$1,864,740	$1,990,019	$1,112,261	$669,822	$309,516
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.40%	0.85%	0.60%	0.56%	0.45%	0.31%
Portfolio turnover rate[e]	7%	36%	24%	34%	37%	58%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$83.32	$76.67	$63.68	$57.85	$37.45	$49.42

Income from investment operations:
Net investment income	0.64 [a]	1.41 [a]	1.11	0.99	0.70	0.59
Net realized and unrealized gain (loss)[b]	0.76	6.73	13.07	5.71	20.40	(11.98)

Total from investment operations	1.40	8.14	14.18	6.70	21.10	(11.39)

Less distributions from:
Net investment income	(0.64)	(1.32)	(1.13)	(0.87)	(0.70)	(0.58)
Return of capital	–	(0.17)	(0.06)	–	–	–

Total distributions	(0.64)	(1.49)	(1.19)	(0.87)	(0.70)	(0.58)

Net asset value, end of period	$84.08	$83.32	$76.67	$63.68	$57.85	$37.45

Total return	1.67%[c]	10.78%	22.43%	11.64%	56.59%	(23.13)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,690,451	$2,745,308	$2,637,379	$1,852,990	$1,133,907	$546,783
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.50%	1.82%	1.68%	1.78%	1.47%	1.50%
Portfolio turnover rate[e]	7%	20%	21%	10%	11%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$67.95	$65.18	$53.03	$47.42	$30.56	$40.98

Income from investment operations:
Net investment income	0.40 [a]	0.49 [a]	0.53	0.45	0.29	0.23
Net realized and unrealized gain (loss)[b]	1.78	2.78	12.07	5.65	16.87	(10.42)

Total from investment operations	2.18	3.27	12.60	6.10	17.16	(10.19)

Less distributions from:
Net investment income	(0.39)	(0.50)	(0.43)	(0.49)	(0.29)	(0.23)
Return of capital	–	–	(0.02)	–	(0.01)	–

Total distributions	(0.39)	(0.50)	(0.45)	(0.49)	(0.30)	(0.23)

Net asset value, end of period	$69.74	$67.95	$65.18	$53.03	$47.42	$30.56

Total return	3.20%[c]	5.07%	23.86%	12.91%	56.27%	(24.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,115,445	$4,746,230	$4,966,594	$3,245,465	$2,226,535	$1,022,296
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.13%	0.76%	0.93%	0.95%	0.73%	0.70%
Portfolio turnover rate[e]	7%	16%	16%	14%	11%	17%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$133.50	$129.50	$105.38	$93.62	$62.55	$79.78

Income from investment operations:
Net investment income	0.22 [a]	0.31 [a]	0.62	0.43	0.31	0.19
Net realized and unrealized gain (loss)[b]	9.88	4.02	24.04	11.78	31.08	(17.25)

Total from investment operations	10.10	4.33	24.66	12.21	31.39	(17.06)

Less distributions from:
Net investment income	(0.20)	(0.33)	(0.54)	(0.45)	(0.32)	(0.17)

Total distributions	(0.20)	(0.33)	(0.54)	(0.45)	(0.32)	(0.17)

Net asset value, end of period	$143.40	$133.50	$129.50	$105.38	$93.62	$62.55

Total return	7.56%[c]	3.36%	23.47%	13.07%	50.24%	(21.39)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,541,598	$1,428,496	$1,476,318	$990,544	$688,137	$312,772
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.32%	0.25%	0.53%	0.45%	0.39%	0.34%
Portfolio turnover rate[e]	8%	32%	30%	45%	37%	57%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$76.78	$72.86	$59.34	$53.44	$33.31	$47.18

Income from investment operations:
Net investment income	0.69 [a]	0.82 [a]	0.77	0.71	0.42	0.36
Net realized and unrealized gain (loss)[b]	(1.25)	3.96	13.41	5.97	20.14	(13.88)

Total from investment operations	(0.56)	4.78	14.18	6.68	20.56	(13.52)

Less distributions from:
Net investment income	(0.72)	(0.86)	(0.61)	(0.78)	(0.41)	(0.35)
Return of capital	–	–	(0.05)	–	(0.02)	–

Total distributions	(0.72)	(0.86)	(0.66)	(0.78)	(0.43)	(0.35)

Net asset value, end of period	$75.50	$76.78	$72.86	$59.34	$53.44	$33.31

Total return	(0.77)%[c]	6.64%	24.00%	12.55%	61.91%	(28.75)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,770,539	$2,007,691	$1,861,528	$1,572,405	$1,020,634	$482,948
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.76%	1.14%	1.20%	1.36%	0.95%	0.99%
Portfolio turnover rate[e]	6%	28%	16%	13%	12%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Period from Jan. 20, 2004[a] to Mar. 31, 2004

Net asset value, beginning of period	$126.71	$115.95	$104.16	$99.19	$100.03

Income from investment operations:
Net investment income	1.08 [b]	2.02 [b]	1.73	1.78	0.29
Net realized and unrealized gain (loss)[c]	8.83	10.68	11.58	5.18	(0.86)

Total from investment operations	9.91	12.70	13.31	6.96	(0.57)

Less distributions from:
Net investment income	(1.07)	(1.94)	(1.51)	(1.99)	(0.27)
Return of capital	–	–	(0.01)	–	–

Total distributions	(1.07)	(1.94)	(1.52)	(1.99)	(0.27)

Net asset value, end of period	$135.55	$126.71	$115.95	$104.16	$99.19

Total return	7.83%[d]	11.02%	12.84%	7.08%	(0.57)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$223,656	$202,730	$133,342	$72,915	$59,516
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.62%	1.68%	1.61%	1.73%	1.52%
Portfolio turnover rate[f]	2%	4%	6%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Period from Mar. 26, 2007[a] to Mar. 31, 2007

Net asset value, beginning of period	$50.06	$49.96

Income from investment operations:
Net investment income[b]	1.61	0.14
Net realized and unrealized loss[c]	(3.29)	(0.04)

Total from investment operations	(1.68)	0.10

Less distributions from:
Net investment income	(1.17)	–

Total distributions	(1.17)	–

Net asset value, end of period	$47.21	$50.06

Total return	(3.42)%[d]	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,012	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	6.66%	21.16%
Portfolio turnover rate[f]	33%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003

Net asset value, beginning of period	$75.80	$82.27	$63.86	$77.39	$51.09	$77.28

Income from investment operations:
Net investment income (loss)	0.02 [a]	(0.21)[a]	(0.23)	(0.29)	(0.23)	(0.17)
Net realized and unrealized gain (loss)[b]	7.44	(6.26)	18.64	(13.24)	26.53	(26.02)

Total from investment operations	7.46	(6.47)	18.41	(13.53)	26.30	(26.19)

Less distributions from:
Net investment income	(0.09)	–	–	–	–	–

Total distributions	(0.09)	–	–	–	–	–

Net asset value, end of period	$83.17	$75.80	$82.27	$63.86	$77.39	$51.09

Total return	9.85%[c]	(7.87)%	28.83%	(17.48)%	51.48%	(33.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,230,922	$1,364,424	$2,032,024	$1,079,203	$1,036,973	$533,932
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	0.05%	(0.27)%	(0.37)%	(0.40)%	(0.43)%	(0.43)%
Portfolio turnover rate[e]	11%	18%	15%	14%	36%	48%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, the iShares S&P 500 Growth Index Fund, the iShares S&P U.S. Preferred Stock Index Fund, and the iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2007.

The Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$–	$360,546	$2,374,610	$8,807,208
S&P 500	–	96,320,766	24,267,905	–	41,594,450	–	162,183,121
S&P 500 Growth	–	–	21,719,804	2,989,823	40,360,646	–	65,070,273
S&P 500 Value	–	21,344,270	21,337,049	–	–	429,512	43,110,831
S&P MidCap 400	–	–	6,096,922	–	–	7,070,414	13,167,336
S&P MidCap 400 Growth	–	8,188,874	27,402,832	7,127,634	–	–	42,719,340
S&P MidCap 400 Value	1,442,036	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	46,745,727

92	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P SmallCap 600	$–	$15,304,132	$5,484,940	$–	$1,541,664	$–	$22,330,736
S&P SmallCap 600 Growth	–	–	1,510,771	2,751,799	6,860,246	–	11,122,816
S&P SmallCap 600 Value	–	–	6,867,473	3,277,415	194,198	–	10,339,086
S&P 1500	–	–	–	82,377	298,839	–	381,216
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	125,286,079

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2007 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,133,493,845	$274,286,300	$(108,603,432)	$165,682,868
S&P 500	16,848,659,102	1,993,249,660	(766,031,698)	1,227,217,962
S&P 500 Growth	5,066,407,223	819,462,646	(136,030,571)	683,432,075
S&P 500 Value	3,870,004,185	692,929,715	(101,770,322)	591,159,393
S&P MidCap 400	4,767,060,739	818,284,947	(200,856,683)	617,428,264
S&P MidCap 400 Growth	2,231,999,927	335,922,450	(140,141,982)	195,780,468
S&P MidCap 400 Value	2,565,776,972	386,897,527	(136,677,771)	250,219,756
S&P SmallCap 600	5,871,007,672	351,887,396	(630,896,395)	(279,008,999)
S&P SmallCap 600 Growth	1,542,298,021	228,155,315	(88,346,446)	139,808,869
S&P SmallCap 600 Value	1,837,499,880	224,025,676	(182,081,615)	41,944,061
S&P 1500	207,740,145	24,954,335	(7,589,701)	17,364,634
S&P U.S. Preferred Stock	61,261,153	29,762	(2,494,034)	(2,464,272)
Nasdaq Biotechnology	1,735,398,469	27,118,777	(358,908,638)	(331,789,861)
REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P 500	0.0945
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600	0.20%
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

94	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$7,077
S&P 500	198,822
S&P 500 Growth	241
S&P 500 Value	59,643
S&P MidCap 400	883,690
S&P MidCap 400 Growth	412,770

iShares Index Fund	Securities Lending Agent Fees
S&P MidCap 400 Value	$369,655
S&P SmallCap 600	1,828,187
S&P SmallCap 600 Growth	700,207
S&P SmallCap 600 Value	489,533
S&P 1500	5,789
Nasdaq Biotechnology	1,001,409

Cross trades for the six months ended September 30, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMFand TMMFare feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMFand TMMFdo not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMFand TMMFare declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended September 30, 2007, the iShares S&P U.S. Preferred Stock Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income
Barclays Bank PLC	18	31	4	45	$1,088,550	$25,341

As of September 30, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2007 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$139,678,083	$151,011,529
S&P 500	495,672,998	436,768,087
S&P 500 Growth	170,977,384	144,571,565
S&P 500 Value	129,911,255	112,771,724
S&P MidCap 400	392,801,840	330,533,055
S&P MidCap 400 Growth	161,596,683	141,770,185
S&P MidCap 400 Value	255,328,913	187,955,610
S&P SmallCap 600	559,021,995	343,266,237
S&P SmallCap 600 Growth	146,656,119	112,189,751
S&P SmallCap 600 Value	190,060,969	123,920,263
S&P 1500	6,402,529	4,981,847
S&P U.S. Preferred Stock	13,929,571	12,616,078
Nasdaq Biotechnology	154,836,912	153,892,327

In-kind transactions (see Note 4) for the six months ended September 30, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$2,550,176,203	$2,085,902,835
S&P 500	3,578,110,800	5,623,200,608
S&P 500 Growth	932,490,133	133,646,733
S&P 500 Value	218,018,803	524,766,314
S&P MidCap 400	792,345,329	616,175,535
S&P MidCap 400 Growth	478,914,040	240,370,685
S&P MidCap 400 Value	207,661,764	282,991,034
S&P SmallCap 600	2,319,141,082	2,084,603,209
S&P SmallCap 600 Growth	375,696,156	364,391,154
S&P SmallCap 600 Value	96,094,698	301,260,341
S&P 1500	86,553,572	80,328,708
S&P U.S. Preferred Stock	40,830,099	4,935,811
Nasdaq Biotechnology	3,350,457,786	3,608,414,686

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

96	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended September 30, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	97

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500 Index Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 100 Index, iShares S&P 500 Growth Index, iShares S&P 500 Value Index, iShares S&P MidCap 400 Index, iShares S&P MidCap 400 Growth Index, iShares S&P MidCap 400 Value Index, iShares S&P SmallCap 600 Index, iShares S&P SmallCap 600 Growth Index, iShares S&P SmallCap 600 Value Index, iShares S&P 1500 Index, iShares S&P U.S. Preferred Stock Index and iShares Nasdaq Biotechnology Index Funds; therefore, comparative performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support

98	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares S&P 500 Index, iShares S&P 500 Growth Index, iShares S&P 500 Value Index, iShares S&P MidCap 400 Index, and iShares S&P MidCap 400 Growth Index Funds but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

100	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select Social SM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFEValue (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&PWorld ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., MSCI Inc., Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5508-iS-1007

102	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

The Funds' complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-041-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 12.05%, while the Index returned 12.52%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.49%	20.42%	21.39%	17.05%	17.19%	17.71%	3.31%	3.34%	4.06%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.49%	20.42%	21.39%	119.72%	121.02%	125.98%	24.91%	25.09%	31.15%

Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	22.28%
Consumer Non-Cyclical	21.04
Energy	14.85
Technology	10.24
Industrial	8.90
Communications	8.23
Consumer Cyclical	7.52
Basic Materials	4.01
Utilities	2.11
Diversified	0.32
Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.36%
General Electric Co.	4.43
Microsoft Corp.	2.48
Citigroup Inc.	2.42
BP PLC (United Kingdom)	2.30
Procter & Gamble Co. (The)	2.30
HSBC Holdings PLC (United Kingdom)	2.26
Chevron Corp.	2.08
Total SA (France)	2.02
Vodafone Group PLC (United Kingdom)	1.99

TOTAL	27.64%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the consumer discretionary sector of the economy and believes to be important to global markets. Component companies include manufacturing and service companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 1.09%, while the Index returned 1.51%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/07			Inception to 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.26%	14.24%	15.16%	16.19%	16.17%	17.33%	17.11%	17.09%	18.16%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Retail	24.10%

Media	22.18

Auto Manufacturers	19.66

Auto Parts & Equipment	4.81

Home Furnishings	4.13

Lodging	3.56

Apparel	2.91

Advertising	2.60

Leisure Time	1.92

Electronics	1.91

Entertainment	1.65

Distribution & Wholesale	1.36

Internet	1.31

Holding Companies – Diversified	1.17

Home Builders	1.17

Food Service	0.73

Electrical Components & Equipment	0.72

Commercial Services	0.60

Toys, Games & Hobbies	0.51

Hand & Machine Tools	0.48

Household Products & Wares	0.47

Manufacturing	0.43

Housewares	0.31

Machinery	0.29

Chemicals	0.26

Cosmetics & Personal Care	0.26

Health Care – Products	0.20

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	5.80%

DaimlerChrysler AG Registered (Germany)	3.86

Comcast Corp. Class A	2.77

Time Warner Inc.	2.53

Walt Disney Co. (The)	2.53

McDonald’s Corp.	2.41

Home Depot Inc.	2.09

Target Corp.	1.97

Honda Motor Co. Ltd. (Japan)	1.92

Koninklijke Philips Electronics NV (Netherlands)	1.91

TOTAL	27.79%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the consumer staples sector of the economy and believes to be important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 8.15%, while the Index returned 8.63%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/07			Inception to 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.81%	19.86%	20.81%	18.49%	18.94%	19.71%	19.54%	20.02%	20.66%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Food	34.84%

Beverages	20.86

Cosmetics & Personal Care	13.80

Agriculture	13.57

Retail	12.71

Household Products & Wares	3.43

Food Service	0.24

Forest Products & Paper	0.11

Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	9.12%

Nestle SA Registered (Switzerland)	7.38

Altria Group Inc.	6.08

PepsiCo Inc.	4.91

Coca-Cola Co. (The)	4.75

Wal-Mart Stores Inc.	4.35

Tesco PLC (United Kingdom)	2.92

CVS Caremark Corp.	2.44

Diageo PLC (United Kingdom)	2.40

Kraft Foods Inc.	2.26

TOTAL	46.61%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the energy sector of the economy and that it believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, and oil refineries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 23.90%, while the Index returned 24.45%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.01%	36.57%	37.97%	27.60%	27.53%	28.19%	20.52%	20.51%	20.69%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.01%	36.57%	37.97%	238.22%	237.38%	246.16%	199.90%	199.72%	202.18%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Oil & Gas	86.21%
Oil & Gas Services	9.73
Pipelines	1.57
Utilities	1.08
Coal	0.70
Mining	0.54
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	17.19%
BP PLC (United Kingdom)	7.36
Chevron Corp.	6.66
Total SA (France)	6.47
Royal Dutch Shell PLC Class A (United Kingdom)	4.97
ConocoPhillips	4.77
Schlumberger Ltd.	4.19
Royal Dutch Shell PLC Class B (United Kingdom)	3.77
Eni SpA (Italy)	3.12
BG Group PLC (United Kingdom)	1.96

TOTAL	60.46%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the financial sector of the economy and that it believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 0.81%, while the Index returned 1.25%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.87%	8.10%	9.77%	19.37%	19.29%	20.41%	11.63%	11.59%	12.56%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.87%	8.10%	9.77%	142.40%	141.54%	153.11%	91.05%	90.68%	100.48%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Banks	53.33%
Insurance	19.50
Diversified Financial Services	18.97
Real Estate	3.75
Real Estate Investment Trusts	2.15
Savings & Loans	0.63
Holding Companies – Diversified	0.37
Investment Companies	0.23
Commercial Services	0.16
Forest Products & Paper	0.13
Venture Capital	0.10
Short-Term and Other Net Assets	0.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Citigroup Inc.	3.22%
Bank of America Corp.	3.07
HSBC Holdings PLC (United Kingdom)	3.02
American International Group Inc.	2.39
JPMorgan Chase & Co.	2.15
Banco Santander SA (Spain)	1.72
Wells Fargo & Co.	1.64
UBS AG Registered (Switzerland)	1.54
Allianz SE (Germany)	1.46
ABN AMRO Holding NV (Netherlands)	1.43

TOTAL	21.64%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be a part of the healthcare sector of the economy and that it believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 4.29%, while the Index returned 4.59%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.63%	5.81%	7.30%	9.84%	9.82%	10.56%	3.96%	3.91%	4.56%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.63%	5.81%	7.30%	59.86%	59.71%	65.19%	25.68%	25.31%	29.97%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Pharmaceuticals	63.72%
Health Care – Products	19.61
Health Care – Services	7.77
Biotechnology	5.28
Electronics	1.68
Commercial Services	0.72
Insurance	0.62
Software	0.25
Manufacturing	0.10
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Johnson & Johnson	7.85%
Pfizer Inc.	6.99
Novartis AG Registered (Switzerland)	6.19
GlaxoSmithKline PLC (United Kingdom)	6.15
Roche Holding AG (Switzerland)	5.24
Merck & Co. Inc.	4.63
Sanofi-Aventis (France)	3.62
Abbott Laboratories	3.41
AstraZeneca PLC (United Kingdom)	3.05
Medtronic Inc.	2.68

TOTAL	49.81%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the industrials sector of the economy and believes to be important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies, and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 14.44%, while the Index returned 15.51%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/07			Inception to 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.08%	30.03%	32.19%	31.46%	31.77%	34.02%	33.34%	33.68%	35.60%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Manufacturing	29.30%

Transportation	14.04

Aerospace & Defense	13.64

Machinery	8.11

Distribution & Wholesale	5.70

Engineering & Construction	5.33

Commercial Services	4.40

Electrical Components & Equipment	3.47

Building Materials	2.74

Hand & Machine Tools	2.19

Airlines	2.01

Metal Fabricate & Hardware	1.73

Holding Companies – Diversified	1.27

Electronics	1.20

Auto Manufacturers	1.06

Environmental Control	0.84

Food	0.50

Investment Companies	0.42

Advertising	0.36

Office & Business Equipment	0.25

Telecommunications	0.25

Household Products & Wares	0.18

Real Estate	0.18

Textiles	0.17

Auto Parts & Equipment	0.12

Housewares	0.01

Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
General Electric Co.	13.82%

Siemens AG (Germany)	4.00

Boeing Co. (The)	2.69

United Technologies Corp.	2.58

United Parcel Service Inc. Class B	2.56

3M Co.	2.20

ABB Ltd. Registered (Switzerland)	1.97

Caterpillar Inc.	1.65

Mitsubishi Corp. (Japan)	1.52

Emerson Electric Co.	1.46

TOTAL	34.45%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the materials sector of the economy and believes to be important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 26.78%, while the Index returned 27.92%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/07			Inception to 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
58.97%	59.31%	61.41%	58.79%	59.35%	61.87%	62.66%	63.26%	65.33%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Mining	40.12%

Chemicals	27.80

Iron & Steel	16.54

Building Materials	4.62

Forest Products & Paper	4.34

Agriculture	2.20

Packaging & Containers	1.56

Textiles	0.88

Engineering & Construction	0.78

Manufacturing	0.39

Coal	0.28

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	6.21%

Anglo American PLC (United Kingdom)	4.17

Rio Tinto PLC (United Kingdom)	4.03

BHP Billiton PLC (United Kingdom)	3.85

BASF AG (Germany)	3.23

Bayer AG (Germany)	2.87

Arcelor Mittal (Netherlands)	2.81

POSCO ADR (South Korea)	2.51

Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	2.51

Companhia Vale do Rio Doce ADR (Brazil)	2.23

TOTAL	34.42%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the information technology sector of the economy and that it believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 17.13%, while the Index returned 18.14%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.71%	22.02%	24.24%	18.90%	18.95%	19.77%	4.25%	4.29%	5.21%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.71%	22.02%	24.24%	137.61%	138.16%	146.46%	27.76%	28.06%	34.79%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Computers	22.62%

Semiconductors	20.32

Telecommunications	20.18

Software	17.12

Internet	7.80

Electronics	3.63

Office & Business Equipment	2.94

Toys, Games & Hobbies	1.82

Electrical Components & Equipment	1.64

Manufacturing	1.02

Commercial Services	0.54

Computer Systems	0.05

Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Microsoft Corp.	7.56%

Cisco Systems Inc.	6.41

International Business Machines Corp.	5.12

Intel Corp.	4.86

Nokia OYJ (Finland)	4.66

Apple Inc.	4.28

Google Inc. Class A	4.19

Hewlett-Packard Co.	4.11

Oracle Corp.	2.74

Samsung Electronics Co. Ltd. GDR (South Korea)	2.72

TOTAL	46.65%

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that it believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 18.38%, while the Index returned 18.91%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.05%	38.06%	40.34%	24.04%	24.12%	24.81%	9.19%	9.25%	9.84%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.05%	38.06%	40.34%	193.60%	194.59%	202.86%	67.78%	68.34%	73.62%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Telecommunications	95.78%

Media	1.57

Engineering & Construction	1.53

Internet	0.86

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
AT&T Inc.	16.55%

Vodafone Group PLC (United Kingdom)	12.23

Telefonica SA (Spain)	8.54

Verizon Communications Inc.	8.24

China Mobile Ltd. (Hong Kong)	4.88

Deutsche Telekom AG (Germany)	3.74

Sprint Nextel Corp.	3.49

America Movil SAB de CV Series L ADR (Mexico)	3.26

BT Group PLC (United Kingdom)	3.26

France Telecom SA (France)	3.26

TOTAL	67.45%

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of September 30, 2007

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the utilities sector of the economy and believes to be important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 7.94%, while the Index returned 8.30%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/07			Inception to 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.16%	27.87%	29.56%	29.12%	29.27%	30.85%	30.85%	31.01%	32.40%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Electric	81.29%

Water	9.85

Gas	7.86

Pipelines	0.71

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
E.ON AG (Germany)	9.81%

Suez SA (France)	5.79

Iberdrola SA (Spain)	5.60

RWE AG (Germany)	4.51

Exelon Corp.	3.87

Enel SpA (Italy)	3.61

National Grid PLC (United Kingdom)	3.31

Endesa SA (Spain)	2.64

TXU Corp.	2.45

Veolia Environnement (France)	2.35

TOTAL	43.94%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2007

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 10.21%, while the Index returned 10.33%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.37%	25.49%	27.40%	24.71%	24.44%	25.91%	7.57%	7.54%	8.43%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.37%	25.49%	27.40%	201.62%	198.46%	216.45%	68.93%	68.61%	78.79%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	29.28%
Consumer Non-Cyclical	17.61
Communications	11.31
Energy	9.84
Industrial	8.49
Basic Materials	7.54
Utilities	7.08
Consumer Cyclical	6.56
Technology	1.35
Diversified	0.47
Short-Term and Other Net Assets	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
BP PLC (United Kingdom)	2.32%
HSBC Holdings PLC (United Kingdom)	2.28
Total SA (France)	2.03
Vodafone Group PLC (United Kingdom)	1.98
Nestle SA Registered (Switzerland)	1.87
Novartis AG Registered (Switzerland)	1.58
GlaxoSmithKline PLC (United Kingdom)	1.57
Royal Dutch Shell PLC Class A (United Kingdom)	1.57
Nokia OYJ (Finland)	1.56
Telefonica SA (Spain)	1.46

TOTAL	18.22%

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2007

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index (the “Index”). The Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund returned 34.64%, while the Index returned 35.74%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
72.06%	72.63%	74.02%	52.74%	52.61%	54.08%	36.44%	36.47%	37.20%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
72.06%	72.63%	74.02%	731.44%	727.89%	768.42%	532.09%	532.79%	552.39%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Basic Materials	29.76%

Communications	17.56

Financial	17.10

Energy	13.36

Consumer Non-Cyclical	8.09

Utilities	5.79

Industrial	5.31

Consumer Cyclical	2.76

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	11.67%

Companhia Vale do Rio Doce ADR (Brazil)	10.38

America Movil SAB de CV Series L (Mexico)	10.37

Petroleo Brasileiro SA ADR (Brazil)	8.01

Banco Itau Holding Financiera SA Preferred ADR (Brazil)	6.09

Banco Bradesco SA Preferred SP ADR (Brazil)	5.21

Cemex SA de CV Series CPO (Mexico)	4.16

Unibanco – Uniao de Bancos Brasileiros SA GDR (Brazil)	3.84

Companhia de Bebidas das Americas Preferred ADR (Brazil)	3.49

Companhia Siderurgica Nacional SA SPADR (Brazil)	2.76

TOTAL	65.98%

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of September 30, 2007

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund declined 1.45%, while the Index declined 1.74%.

Average Annual Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.00%	6.22%	7.25%	14.41%	14.41%	14.86%	9.12%	9.00%	9.58%

Cumulative Total Returns

Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.00%	6.22%	7.25%	96.00%	96.00%	99.91%	67.91%	66.85%	72.03%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Cyclical	27.17%

Industrial	20.02

Financial	19.42

Consumer Non-Cyclical	9.88

Basic Materials	9.22

Technology	5.16

Communications	4.11

Utilities	3.80

Energy	0.61

Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Toyota Motor Corp.	6.81%

Mitsubishi UFJ Financial Group Inc.	3.68

Canon Inc.	2.76

Mizuho Financial Group Inc.	2.66

Sumitomo Mitsui Financial Group Inc.	2.56

Takeda Pharmaceutical Co. Ltd.	2.38

Nintendo Co. Ltd.	2.36

Honda Motor Co. Ltd.	2.18

Sony Corp.	2.07

Mitsubishi Corp.	1.94

TOTAL	29.40%

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

Performance as of September 30, 2007

The iShares S&P World ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup BMI World ex-U.S. Property Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 30, 2007 (inception date of the Fund) through September 30, 2007, the Fund returned 8.50%, while the Index returned 8.46%.

Cumulative Total Returns

Inception to 9/30/07

NAV	MARKET	INDEX
8.50%	8.80%	8.46%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 7/30/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/07
Industry	Percentage of Net Assets
Real Estate Operating/Development	35.53%

Property Trusts	18.47

REITs – Diversified	17.24

Real Estate Management/Services	15.09

REITs – Office Property	6.54

REITs – Shopping Centers	3.42

REITs – Apartments	1.14

REITs – Warehouse/Industrial	0.64

Building – Heavy Construction	0.45

Closed-End Funds	0.32

REITs – Health Care	0.27

REITs – Storage	0.19

REITs – Hotels	0.14

Diversified Operations	0.14

Building – Residential/Commercial	0.13

Investment Management/Advisory Services	0.09

Storage/Warehousing	0.08

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Westfield Group (Australia)	6.05%

Mitsubishi Estate Co. Ltd. (Japan)	5.29

Sun Hung Kai Properties Ltd. (Hong Kong)	3.74

Cheung Kong (Holdings) Ltd. (Hong Kong)	3.66

Mitsui Fudosan Co. Ltd. (Japan)	3.59

Unibail-Rodamco (France)	3.37

Land Securities Group PLC (United Kingdom)	2.59

British Land Co. PLC (United Kingdom)	2.00

Sumitomo Realty & Development Co. Ltd. (Japan)	1.95

Stockland (Australia)	1.76

TOTAL	34.00%

FUND PERFORMANCE OVERVIEWS	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/07) [a]	Ending Account Value (9/30/07) [a]	Annualized Expense Ratio	Expenses Paid During Period [b] (4/1/07 to 9/30/07)
S&P Global 100
Actual	$1,000.00	$1,120.50	0.40%	$2.12
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.40	2.02
S&P Global Consumer Discretionary Sector
Actual	1,000.00	1,010.90	0.48	2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Consumer Staples Sector
Actual	1,000.00	1,081.50	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Energy Sector
Actual	1,000.00	1,239.00	0.48	2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/07) [a]	Ending Account Value (9/30/07) [a]	Annualized Expense Ratio	Expenses Paid During Period [b] (4/1/07 to 9/30/07)
S&P Global Financials Sector
Actual	$1,000.00	$1,008.10	0.48%	$2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Healthcare Sector
Actual	1,000.00	1,042.90	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Industrials Sector
Actual	1,000.00	1,144.40	0.48	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Materials Sector
Actual	1,000.00	1,267.80	0.48	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Technology Sector
Actual	1,000.00	1,171.30	0.48	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Telecommunications Sector
Actual	1,000.00	1,183.80	0.48	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Utilities Sector
Actual	1,000.00	1,079.40	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Europe 350
Actual	1,000.00	1,102.10	0.60	3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03
S&P Latin America 40
Actual	1,000.00	1,346.40	0.50	2.93
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P/TOPIX 150
Actual	1,000.00	985.50	0.50	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P World ex-U.S. Property
Actual	1,000.00	1,085.00	0.48	0.85
Hypothetical (5% return before expenses)	1,000.00	1,007.70	0.48	0.82

[a]	Account values are based on a start date of July 30, 2007 (commencement of operations) for the iShares S&P World ex-U.S. Property Index Fund.
[b]

Except for the iShares S&P World ex-U.S. Property Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). Expenses for the iShares S&P World ex-U.S. Property Index Fund, which commenced operations on July 30, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (62 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.43%

AUSTRALIA – 1.38%
BHP Billiton Ltd.	306,734	$12,092,842

		12,092,842

BELGIUM – 0.40%
Fortis[a]	119,780	3,517,627

		3,517,627

CANADA – 0.10%
Alcan Inc.	1,560	155,780
Nortel Networks Corp.[b]	40,280	683,426

		839,206

FINLAND – 1.56%
Nokia OYJ	5,306	201,174
Nokia OYJ SP ADR	354,910	13,461,736

		13,662,910

FRANCE – 8.82%
Alcatel-Lucent	209,973	2,150,014
AXA	164,887	7,358,423
BNP Paribas	86,284	9,416,673
Carrefour SA	55,756	3,895,685
France Telecom SA	139,708	4,667,128
L’Oreal SA	22,268	2,913,496
LVMH Moet Hennessy
Louis Vuitton SA	23,355	2,792,327
Sanofi-Aventis	95,188	8,038,366
Societe Generale Class A	43,036	7,202,445
Suez SA	117,335	6,891,647
Total SA	218,996	17,758,603
Vivendi SA	105,062	4,422,652

		77,507,459

GERMANY – 7.81%
Allianz SE	41,156	9,590,141
BASF AG	45,368	6,258,450
Bayer AG	69,536	5,520,075
DaimlerChrysler AG Registered	96,672	9,711,735
Deutsche Bank AG	48,124	6,185,566
Deutsche Telekom AG	275,224	5,393,627
E.ON AG	63,176	11,649,400
Siemens AG	82,892	11,366,458
Volkswagen AG	12,989	2,927,861

		68,603,313

Security	Shares	Value
ITALY – 0.55%
Assicurazioni Generali SpA	110,452	$4,847,468

		4,847,468

JAPAN – 4.86%
Bridgestone Corp.	63,600	1,404,547
Canon Inc.	107,550	5,863,048
FUJIFILM Holdings Corp.	42,400	1,957,519
Honda Motor Co. Ltd.	148,400	4,980,429
Matsushita Electric Industrial Co. Ltd.	176,200	3,301,404
Nissan Motor Co. Ltd.	190,800	1,909,410
Seven & I Holdings Co. Ltd.	74,520	1,914,590
Sony Corp.	90,800	4,397,305
Toshiba Corp.	253,000	2,360,292
Toyota Motor Corp.	248,500	14,648,785

		42,737,329

NETHERLANDS – 3.40%
ABN AMRO Holding NV	173,628	9,123,881
Aegon NV	113,901	2,175,449
ING Groep NV	202,036	8,944,443
Koninklijke Philips Electronics NVNYS	106,850	4,801,839
Unilever NV	5,853	180,211
Unilever NV NYS	151,394	4,670,505

		29,896,328

SOUTH KOREA – 0.84%
Samsung Electronics Co. Ltd. GDR[c]	23,532	7,383,165

		7,383,165

SPAIN – 3.89%
Banco Bilbao Vizcaya Argentaria SA	339,557	7,938,892
Banco Santander SA	570,744	11,063,247
Repsol YPF SA	82,680	2,945,463
Telefonica SA	438,628	12,245,092

		34,192,694

SWEDEN – 0.62%
Telefonaktiebolaget LM Ericsson AB Class B	65,698	262,018
Telefonaktiebolaget LM Ericsson AB SP ADR	129,958	5,172,328

		5,434,346

SWITZERLAND – 5.62%
Credit Suisse Group Registered	91,796	6,074,158
Nestle SA Registered	36,464	16,324,835

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2007

Security	Shares	Value
Novartis AG Registered	248,888	$13,688,627
Swiss Reinsurance Co. Registered	33,920	3,011,046
UBS AG Registered	192,002	10,288,756

		49,387,422

UNITED KINGDOM – 13.66%
AstraZeneca PLC	136,331	6,802,195
Barclays PLC[d]	626,036	7,595,331
BP PLC	1,750,696	20,241,479
Diageo PLC	243,538	5,328,889
GlaxoSmithKline PLC	516,583	13,650,411
HSBC Holdings PLC	1,079,347	19,890,024
Reuters Group PLC	114,480	1,499,706
Royal Dutch Shell PLC Class A	10,224	420,138
Royal Dutch Shell PLC Class A ADR	162,129	13,323,761
Royal Dutch Shell PLC Class B	252,280	10,341,331
Standard Chartered PLC	107,590	3,507,176
Vodafone Group PLC	4,863,068	17,487,217

		120,087,658

UNITED STATES – 45.92%
Alcan Inc.	33,191	3,321,755
Altria Group Inc.	192,445	13,380,701
American International Group Inc.	235,124	15,906,139
Bristol-Myers Squibb Co.	180,939	5,214,662
Chevron Corp.	195,452	18,290,398
Citigroup Inc.	456,224	21,291,974
Coca-Cola Co. (The)	182,429	10,484,195
Colgate-Palmolive Co.	46,463	3,313,741
Covidien Ltd.[b]	45,014	1,868,081
Dell Inc.[b]	207,972	5,740,027
Dow Chemical Co. (The)	86,708	3,733,647
Du Pont (E.I.) de Nemours and Co.	83,952	4,160,661
EMC Corp.[b]	193,768	4,030,374
Exxon Mobil Corp.	508,526	47,069,167
Ford Motor Co.[b]	186,151	1,580,422
General Electric Co.	939,372	38,890,001
General Motors Corp.	51,387	1,885,903
Hewlett-Packard Co.	236,804	11,790,471
Intel Corp.	535,300	13,842,858
International Business Machines Corp.	124,656	14,684,477

Security	Shares	Value
Johnson & Johnson	264,773	$17,395,586
JPMorgan Chase & Co.	311,318	14,264,591
Kimberly-Clark Corp.	39,024	2,741,826
McDonald’s Corp.	108,544	5,912,392
Merck & Co. Inc.	198,534	10,262,223
Microsoft Corp.	740,940	21,828,092
Morgan Stanley	95,824	6,036,912
News Corp. Class A	211,742	4,656,207
Nike Inc. Class B	34,435	2,019,957
PepsiCo Inc.	148,458	10,876,033
Pfizer Inc.	635,133	15,516,299
Procter & Gamble Co. (The)	286,782	20,172,246
Texas Instruments Inc.	132,288	4,840,418
3M Co.	65,469	6,126,589
Tyco Electronics Ltd.[b]	45,014	1,594,846
Tyco International Ltd.	45,014	1,995,921
United Technologies Corp.	90,335	7,270,161
Wal-Mart Stores Inc.	220,075	9,606,274

		403,596,227

TOTAL COMMON STOCKS (Cost: $698,300,885)		873,785,994

RIGHTS – 0.07%

BELGIUM – 0.07%
Fortis[b]	119,780	633,684

		633,684

TOTAL RIGHTS (Cost: $611,082)		633,684

SHORT-TERM INVESTMENTS – 0.57%

MONEY MARKET FUNDS – 0.57%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	311,149	311,149
BGI Cash Premier Fund LLC 5.37%[d,e,f]	4,725,321	4,725,321

		5,036,470

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,036,470)		5,036,470

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2007

Value

TOTAL INVESTMENTS IN SECURITIES – 100.07% (Cost: $703,948,437)	$879,456,148

Other Assets, Less Liabilities – (0.07)%	(623,367)

NET ASSETS – 100.00%	$878,832,781

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.33%

AUSTRALIA – 1.01%
Aristocrat Leisure Ltd.	5,049	$62,107
John Fairfax Holdings Ltd.	17,337	72,416
Publishing & Broadcasting Ltd.	4,840	84,378
Tabcorp Holdings Ltd.	8,342	111,841

		330,742

CANADA – 1.78%
Canadian Tire Corp. Ltd. Class A	935	74,682
Magna International Inc. Class A	1,529	147,638
Shaw Communications Inc. Class B	4,420	109,866
Thomson Corp.	2,178	91,311
Tim Hortons Inc.	2,288	79,782
Yellow Pages Income Fund	5,962	81,477

		584,756

FRANCE – 8.41%
Accor SA	2,827	250,311
Christian Dior SA	660	84,232
Compagnie Generale des
Etablissements Michelin Class B	1,782	238,931
Hermes International	913	102,472
Lagardere SCA	1,617	137,264
LVMH Moet Hennessy Louis Vuitton SA	3,212	384,027
PPR SA	896	168,124
PSA Peugeot Citroen SA	1,793	147,589
Publicis Groupe SA	1,749	71,735
Renault SA	2,376	343,377
Societe Television Francaise 1	1,606	43,053
Sodexho Alliance SA	1,276	88,011
Thomson	3,685	55,970
Valeo SA	1,023	56,769
Vivendi SA	13,838	582,520

		2,754,385

GERMANY – 7.53%
Adidas AG	2,431	159,033
Bayerische Motoren Werke AG	3,703	238,191
Continental AG	1,895	261,359
DaimlerChrysler AG Registered	12,581	1,263,896
Puma AG	125	53,572
TUI AGa	2,783	74,566
Volkswagen AG	1,850	417,010

		2,467,627

Security	Shares	Value
HONG KONG – 1.00%
Esprit Holdings Ltd.	12,500	$198,715
Li & Fung Ltd.	30,000	127,435

		326,150

ITALY – 1.42%
Fiat SpA	8,525	257,146
Luxottica Group SpA	1,892	64,227
Mediaset SpA	10,956	112,807
Seat Pagine Gialle SpA	57,024	31,709

		465,889

JAPAN – 15.52%
Bridgestone Corp.	7,700	170,047
Daiwa House Industry Co. Ltd.	9,000	117,298
Denso Corp.	5,800	218,354
Dentsu Inc.	24	68,026
Honda Motor Co. Ltd.	18,700	627,588
Marui Co. Ltd.	3,700	40,791
Matsushita Electric Industrial Co. Ltd.	24,000	449,681
Nippon Television Network Corp.	200	25,718
Nissan Motor Co. Ltd.	24,200	242,179
NOK Corp.	1,900	40,638
Oriental Land Co. Ltd.	600	34,743
Pioneer Corp.	2,200	26,951
SANYO Electric Co. Ltd.[a]	22,000	36,152
Sekisui House Ltd.	7,000	88,006
Sharp Corp.	11,000	199,409
Sony Corp.	12,100	585,984
Suzuki Motor Corp.	4,000	118,246
Toyota Industries Corp.	2,200	94,683
Toyota Motor Corp.	32,200	1,898,152

		5,082,646

MEXICO – 0.34%
Grupo Televisa SA Series CPO[b]	23,100	111,310

		111,310

NETHERLANDS – 2.74%
Koninklijke Philips Electronics NV	13,882	624,843
Reed Elsevier NV	8,503	161,073
Wolters Kluwer NV CVA	3,740	110,738

		896,654

SOUTH KOREA – 0.89%
Hyundai Motor Co. Ltd. Class A GDR[c]	7,291	291,640

		291,640

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
SPAIN – 0.58%
Industria de Diseno Textil SA	2,805	$188,526

		188,526

SWEDEN – 1.54%
Electrolux AB Series B	3,949	83,326
Hennes & Mauritz AB Class B	6,670	421,189

		504,515

SWITZERLAND – 1.67%
Compagnie Financiere Richemont AG Class A	6,336	418,441
Swatch Group AG (The) Class B	396	129,492

		547,933

UNITED KINGDOM – 8.57%
Aegis Group PLC	11,260	28,676
British Sky Broadcasting Group PLC	12,925	183,013
Carnival PLC	2,222	105,660
Compass Group PLC	24,574	151,199
Daily Mail & General Trust PLC Class A	3,091	39,674
DSG International PLC	25,775	70,892
Emap PLC	2,530	45,308
Enterprise Inns PLC	6,974	84,114
GKN PLC	9,791	70,615
Home Retail Group PLC	10,307	78,274
InterContinental Hotels Group PLC	3,850	76,124
ITV PLC	40,249	84,133
Kesa Electricals PLC	6,226	34,914
Kingfisher PLC	29,156	106,209
Ladbrokes PLC	8,910	78,375
Marks & Spencer Group PLC	20,757	260,291
Next PLC	2,684	107,396
Pearson PLC	9,405	145,147
Persimmon PLC	4,377	85,965
Punch Taverns PLC	3,289	66,070
Reed Elsevier PLC	14,278	179,772
Reuters Group PLC	15,114	197,996
Trinity Mirror PLC	3,443	28,900
United Business Media PLC	2,963	41,804
WH Smith PLC	2,255	17,642
Whitbread PLC	2,519	83,242
William Hill PLC	5,060	66,338
WPP Group PLC	14,913	201,136
Yell Group PLC	10,096	88,241

		2,807,120

Security	Shares	Value
UNITED STATES – 46.33%
Abercrombie & Fitch Co. Class A	1,056	$85,219
Amazon.com Inc.[a]	3,740	348,381
Apollo Group Inc. Class Aa	1,738	104,541
AutoNation Inc.[a]	1,595	28,263
AutoZone Inc.[a]	530	61,554
Bed Bath & Beyond Inc.[a]	3,388	115,599
Best Buy Co. Inc.	4,906	225,774
Big Lots Inc.[a,b]	1,287	38,404
Black & Decker Corp. (The)	820	68,306
Block (H & R) Inc.	4,290	90,862
Brunswick Corp.	1,375	31,433
Carnival Corp.	5,489	265,832
CBS Corp. Class B	8,536	268,884
Clear Channel Communications Inc.	5,951	222,805
Coach Inc.[a]	4,334	204,868
Comcast Corp. Class Aa	37,499	906,726
Darden Restaurants Inc.	1,793	75,055
Dillard’s Inc. Class A	984	21,481
DIRECTV Group Inc. (The)[a]	9,053	219,807
Dow Jones & Co. Inc.	660	39,402
Eastman Kodak Co.	3,619	96,844
Family Dollar Stores Inc.	1,782	47,330
Ford Motor Co.[a]	26,018	220,893
Fortune Brands Inc.	1,870	152,386
Gannett Co. Inc.	2,618	114,407
Gap Inc. (The)	6,534	120,487
General Motors Corp.	6,952	255,138
Genuine Parts Co.	2,376	118,800
Goodyear Tire & Rubber Co. (The)[a]	2,541	77,272
Harley-Davidson Inc.	3,267	150,968
Harman International Industries Inc.	792	68,524
Harrah’s Entertainment Inc.	2,299	199,852
Hasbro Inc.	1,890	52,693
Hilton Hotels Corp.	4,664	216,829
Home Depot Inc.	21,133	685,555
Horton (D.R.) Inc.	4,356	55,800
IAC/InterActiveCorp[a]	2,739	81,266
International Game Technology Inc.	4,334	186,795
Interpublic Group of Companies Inc. (The)[a]	5,940	61,657
Johnson Controls Inc.	2,475	292,322

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
KB Home	1,436	$35,986
Kohl’s Corp.[a]	3,906	223,931
Leggett & Platt Inc.	2,211	42,363
Limited Brands Inc.	4,257	97,443
Liz Claiborne Inc.	1,375	47,204
Lowe’s Companies Inc.	18,238	511,029
Macy’s Inc.	5,980	193,274
Marriott International Inc. Class A	4,136	179,792
Mattel Inc.	4,862	114,063
McDonald’s Corp.	14,487	789,107
McGraw-Hill Companies Inc. (The)	4,102	208,833
Meredith Corp.	370	21,201
New York Times Co. (The) Class Ab	1,550	30,628
Newell Rubbermaid Inc.	3,520	101,446
News Corp. Class A	27,669	608,441
Nike Inc. Class B	4,427	259,688
Nordstrom Inc.	2,587	121,304
Office Depot Inc.[a]	3,707	76,438
OfficeMax Inc.	1,023	35,058
Omnicom Group Inc.	3,938	189,378
Penney (J.C.) Co. Inc.	2,728	172,873
Polo Ralph Lauren Corp.	660	51,315
RadioShack Corp.	1,606	33,180
Scripps (E.W.) Co. Class A	830	34,860
Sears Holdings Corp.[a]	972	123,638
Sherwin-Williams Co. (The)	1,298	85,292
Snap-On Inc.	630	31,210
Stanley Works (The)	1,012	56,804
Staples Inc.	8,614	185,115
Starbucks Corp.[a]	9,482	248,428
Starwood Hotels & Resorts Worldwide Inc.	2,695	163,721
Target Corp.	10,175	646,825
Tiffany & Co.	1,595	83,498
Time Warner Inc.	45,199	829,854
TJX Companies Inc.	5,511	160,205
Tribune Co.	1,924	52,564
VF Corp.	968	78,166
Viacom Inc. Class Ba	8,195	319,359
Walt Disney Co. (The)	24,101	828,833
Wendy’s International Inc.	1,210	42,241
Whirlpool Corp.	968	86,249

Security	Shares	Value
Wyndham Worldwide Corp.	2,431	$79,640
Yum! Brands Inc.	6,358	215,091

		15,174,582

TOTAL COMMON STOCKS (Cost: $28,476,969)		32,534,475

PREFERRED STOCKS – 0.37%

GERMANY – 0.37%
Porsche AG	58	122,880

		122,880

TOTAL PREFERRED STOCKS (Cost: $57,260)		122,880

SHORT-TERM INVESTMENTS – 0.42%

MONEY MARKET FUNDS – 0.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	12,558	12,558
BGI Cash Premier Fund LLC 5.37%[d,e,f]	123,441	123,441

		135,999

TOTAL SHORT-TERM INVESTMENTS (Cost: $135,999)		135,999

TOTAL INVESTMENTS IN SECURITIES – 100.12% (Cost: $28,670,228)		32,793,354

Other Assets, Less Liabilities – (0.12)%		(39,500)

NET ASSETS – 100.00%		$32,753,854

GDR – Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 98.57%

AUSTRALIA – 2.42%
Coles Group Ltd.	33,576	$457,581
Foster’s Group Ltd.	58,752	339,512
Woolworths Ltd.	36,168	950,924

		1,748,017

BELGIUM – 1.16%
Delhaize Group	2,904	277,531
InBev	6,216	561,876

		839,407

CANADA – 0.84%
Cott Corp.[a]	2,112	16,791
George Weston Ltd.	1,416	101,173
Loblaw Companies Ltd.	3,024	137,156
Shoppers Drug Mart Corp.	6,408	350,676

		605,796

CHILE – 0.06%
Distribucion y Servicio D&S SA ADR	1,394	42,280

		42,280

FRANCE – 5.82%
Carrefour SA	18,360	1,282,817
Casino Guichard-Perrachon SA	1,464	153,112
Groupe Danone	15,528	1,218,990
L’Oreal SA	7,152	935,752
Pernod Ricard SA	2,808	611,110

		4,201,781

GERMANY – 0.40%
METRO AG	3,216	289,694

		289,694

JAPAN – 4.58%
AEON Co. Ltd.	21,600	304,802
Ajinomoto Co. Inc.	15,000	187,802
Asahi Breweries Ltd.	12,000	182,585
Japan Tobacco Inc.	132	724,184
Kao Corp.	15,000	447,333
Kirin Holdings Co. Ltd.	25,000	330,392
Nippon Meat Packers Inc.	4,000	44,377
Nissin Food Products Co. Ltd.	2,700	96,248
Seven & I Holdings Co. Ltd.	24,700	634,600
Shiseido Co. Ltd.	10,000	221,710
Uni-Charm Corp.	900	55,167
Yakult Honsha Co. Ltd.	3,200	72,756

		3,301,956

Security	Shares	Value
MEXICO – 1.01%
Fomento Economico Mexicano SAB[b]	64,800	$241,548
Grupo Modelo SAB de CV Series C	19,200	92,061
Kimberly-Clark de Mexico SA de CV Class A	17,100	77,879
Wal-Mart de Mexico SAB de CV Series V	86,400	317,482

		728,970

NETHERLANDS – 4.26%
Heineken NV	7,296	477,504
Koninklijke Ahold NVa	37,944	571,998
Royal Numico NV	5,712	441,909
Unilever NV	51,336	1,580,612

		3,072,023

SOUTH KOREA – 0.45%
KT&G Corp. Class A GDR[c]	8,652	324,450

		324,450

SPAIN – 0.74%
Altadis SA	7,608	533,845

		533,845

SWEDEN – 0.23%
Swedish Match AB	8,051	166,769

		166,769

SWITZERLAND – 7.38%
Nestle SA Registered	11,900	5,327,598

		5,327,598

UNITED KINGDOM – 15.99%
Associated British Foods PLC	10,852	176,985
British American Tobacco PLC	43,080	1,537,714
Cadbury Schweppes PLC	62,470	721,639
Diageo PLC	79,108	1,730,973
Imperial Tobacco Group PLC	20,109	918,117
J Sainsbury PLC	45,024	529,739
Reckitt Benckiser PLC	18,001	1,053,287
SABMiller PLC	25,392	720,115
Scottish & Newcastle PLC	24,144	300,796
Tate & Lyle PLC	14,795	121,324
Tesco PLC	235,368	2,106,322
Unilever PLC	38,880	1,223,828
William Morrison Supermarkets PLC	68,472	393,743

		11,534,582

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
UNITED STATES – 53.23%
Altria Group Inc.	63,048	$4,383,727
Anheuser-Busch Companies Inc.	22,584	1,128,974
Archer-Daniels-Midland Co.	19,468	644,001
Avon Products Inc.	13,032	489,091
Brown-Forman Corp. Class B	2,592	194,167
Campbell Soup Co.	6,720	248,640
Clorox Co. (The)	4,104	250,303
Coca-Cola Co. (The)	59,688	3,430,269
Coca-Cola Enterprises Inc.	8,520	206,354
Colgate-Palmolive Co.	15,192	1,083,493
ConAgra Foods Inc.	14,880	388,814
Constellation Brands Inc. Class Aa	5,616	135,963
Costco Wholesale Corp.	13,128	805,665
CVS Caremark Corp.	44,352	1,757,670
Dean Foods Co.	3,960	101,297
Estee Lauder Companies Inc. (The) Class A	3,456	146,742
General Mills Inc.	9,912	574,995
Heinz (H.J.) Co.	9,648	445,738
Hershey Co. (The)	5,160	239,476
Kellogg Co.	7,920	443,520
Kimberly-Clark Corp.	12,688	891,459
Kraft Foods Inc.	47,232	1,629,976
Kroger Co. (The)	20,976	598,236
McCormick & Co. Inc. NVS	3,792	136,398
Molson Coors Brewing Co. Class B	2,040	203,327
Pepsi Bottling Group Inc.	4,200	156,114
PepsiCo Inc.	48,387	3,544,832
Procter & Gamble Co. (The)	93,514	6,577,775
Reynolds American Inc.	5,112	325,072
Safeway Inc.	13,104	433,873
Sara Lee Corp.	21,947	366,295
SUPERVALU Inc.	6,288	245,295
Sysco Corp.	18,312	651,724
Tyson Foods Inc. Class A	8,232	146,941
UST Inc.	4,704	233,318
Walgreen Co.	29,688	1,402,461
Wal-Mart Stores Inc.	71,976	3,141,752
Whole Foods Market Inc.	4,128	202,107
Wrigley (William Jr.) Co.	6,480	416,210

		38,402,064

TOTAL COMMON STOCKS (Cost: $65,556,642)		71,119,232

Security	Shares	Value
PREFERRED STOCKS – 0.99%

BRAZIL – 0.61%
Companhia de Bebidas das
Americas ADR	6,048	$442,290

		442,290

GERMANY – 0.38%
Henkel KGaA	5,328	273,462

		273,462

TOTAL PREFERRED STOCKS (Cost: $594,698)		715,752

SHORT-TERM INVESTMENTS – 0.19%

MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	42,284	42,284
BGI Cash Premier Fund LLC 5.37%[d,e,f]	90,475	90,475

		132,759

TOTAL SHORT-TERM INVESTMENTS (Cost: $132,759)		132,759

TOTAL INVESTMENTS IN SECURITIES – 99.75% (Cost: $66,284,099)		71,967,743

Other Assets, Less Liabilities – 0.25%		183,306

NET ASSETS – 100.00%		$72,151,049

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 98.14%

ARGENTINA – 0.43%
Tenaris SA ADR	77,845	$4,096,204

		4,096,204

AUSTRALIA – 1.18%
Origin Energy Ltd.	266,892	2,432,717
Santos Ltd.	185,472	2,470,208
Woodside Petroleum Ltd.	142,140	6,314,497

		11,217,422

AUSTRIA – 0.35%
OMV AG	49,542	3,299,462

		3,299,462

CANADA – 9.97%
Cameco Corp.	112,056	5,173,724
Canadian Natural Resources Ltd.	171,120	13,011,802
Canadian Oil Sands Trust	150,558	4,999,913
Enbridge Inc.	114,954	4,215,481
EnCana Corp.	241,776	14,963,494
Enerplus Resources Fund	39,054	1,843,245
Husky Energy Inc.	84,042	3,505,626
Imperial Oil Ltd.	90,068	4,467,598
Nexen Inc.	163,534	5,001,306
Penn West Energy Trust	73,830	2,295,811
Petro-Canada	153,186	8,797,751
Suncor Energy Inc.	145,651	13,845,420
Talisman Energy Inc.	334,788	6,579,863
TransCanada Corp.	166,980	6,128,369

		94,829,403

CHINA – 1.16%
PetroChina Co. Ltd. ADR	59,527	11,019,043

		11,019,043

FRANCE – 6.78%
Technip SA	33,202	2,960,583
Total SA	759,552	61,592,826

		64,553,409

HONG KONG – 0.88%
CNOOC Ltd.	4,968,000	8,351,783

		8,351,783

ITALY – 3.45%
Eni SpA	802,332	29,655,537
Saipem SpA	75,762	3,223,728

		32,879,265

Security	Shares	Value
JAPAN – 0.49%
Nippon Oil Corp.	414,000	$3,840,699
TonenGeneral Sekiyu K.K.	81,000	813,416

		4,654,115

NORWAY – 1.72%
Norsk Hydro ASA SP ADR	224,648	9,738,491
Statoil ASA SP ADR	195,086	6,617,317

		16,355,808

SPAIN – 1.09%
Repsol YPF SA	144,912	5,162,469
Repsol YPF SA SP ADR	145,990	5,182,645

		10,345,114

UNITED KINGDOM – 18.06%
BG Group PLC	1,082,886	18,664,602
BP PLC	6,056,268	70,022,336
Royal Dutch Shell PLC Class A	1,151,598	47,323,019
Royal Dutch Shell PLC Class B	874,368	35,841,640

		171,851,597

UNITED STATES – 52.58%
Anadarko Petroleum Corp.	146,418	7,869,967
Apache Corp.	105,156	9,470,349
Baker Hughes Inc.	101,336	9,157,734
BJ Services Co.	93,940	2,494,107
Chesapeake Energy Corp.	127,954	4,511,658
Chevron Corp.	677,001	63,353,754
ConocoPhillips	517,362	45,408,863
CONSOL Energy Inc.	57,625	2,685,325
Devon Energy Corp.	141,312	11,757,158
El Paso Corp.	220,249	3,737,626
ENSCO International Inc.	46,654	2,617,289
EOG Resources Inc.	77,259	5,588,143
Exxon Mobil Corp.	1,766,676	163,523,531
Halliburton Co.	285,522	10,964,045
Hess Corp.	87,630	5,830,024
Marathon Oil Corp.	215,189	12,270,077
Murphy Oil Corp.	59,340	4,147,273
Nabors Industries Ltd.[a]	88,919	2,736,038
National Oilwell Varco Inc.[a]	56,698	8,192,861
Noble Corp.	88,520	4,341,906
Occidental Petroleum Corp.	265,572	17,017,854
Peabody Energy Corp.	83,445	3,994,512
Rowan Companies Inc.	35,165	1,286,336
Schlumberger Ltd.	379,362	39,833,010
Smith International Inc.	63,756	4,552,178

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
Spectra Energy Corp.	194,299	$4,756,440
Sunoco Inc.	38,343	2,713,918
Tesoro Corp.	43,470	2,000,489
Transocean Inc.[a]	92,144	10,416,879
Valero Energy Corp.	176,852	11,880,917
Weatherford International Ltd.[a]	106,501	7,154,737
Williams Companies Inc. (The)	188,637	6,424,976
XTO Energy Inc.	122,268	7,561,053

		500,251,027

TOTAL COMMON STOCKS (Cost: $714,040,810)		933,703,652

PREFERRED STOCKS – 1.69%

BRAZIL – 1.69%
Petroleo Brasileiro SA SP ADR	248,124	16,053,623

		16,053,623

TOTAL PREFERRED STOCKS (Cost: $8,860,526)		16,053,623

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[b,c]	689,671	689,671

		689,671

TOTAL SHORT-TERM INVESTMENTS (Cost: $689,671)		689,671

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $723,591,007)		950,446,946

Other Assets, Less Liabilities – 0.10%		934,466

NET ASSETS – 100.00%		$951,381,412

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 98.39%

AUSTRALIA – 5.80%
AMP Ltd.	77,553	$723,366
ASX Ltd.	4,000	190,264
Australia & New Zealand Banking Group Ltd.	69,993	1,839,627
AXA Asia Pacific Holdings Ltd.	50,893	351,294
Centro Properties Group	24,823	161,898
Commonwealth Bank of Australia	51,509	2,570,419
Goodman Group	49,967	305,548
GPT Group	87,759	396,078
Insurance Australia Group Ltd.	75,474	350,651
Lend Lease Corp. Ltd.	18,837	315,059
Macquarie Bank Ltd.	9,894	738,981
Mirvac Group	41,328	199,324
National Australia Bank Ltd.	64,890	2,280,323
QBE Insurance Group Ltd.	33,516	1,002,507
St. George Bank Ltd.	23,499	735,951
Stockland	54,243	432,021
Suncorp-Metway Ltd.	33,914	609,248
Westfield Group	72,135	1,385,238
Westpac Banking Corp.	73,017	1,841,567

		16,429,364

AUSTRIA – 0.23%
Erste Bank der Oesterreichischen Sparkassen AG	8,568	651,287

		651,287

BELGIUM – 1.44%
Dexia SA	31,122	940,086
Fortis[a]	51,492	1,512,186
Groupe Bruxelles Lambert SA	3,591	434,396
KBC Group NV	8,694	1,192,895

		4,079,563

BRAZIL – 0.22%
Unibanco - Uniao de Bancos Brasileiros SA GDR	4,662	613,286

		613,286

CANADA – 5.08%
Bank of Montreal	18,270	1,195,079
Bank of Nova Scotia	39,816	2,093,576
Brookfield Asset Management Inc. Class A	18,711	718,350

Security	Shares	Value
Canadian Imperial Bank of Commerce	13,923	$1,392,160
Manulife Financial Corp.	59,689	2,463,365
National Bank of Canada	7,056	386,990
Royal Bank of Canada	51,219	2,837,482
Sun Life Financial Inc.	21,861	1,148,379
Toronto-Dominion Bank (The)	28,035	2,152,632

		14,388,013

CHILE – 0.11%
Banco de Chile ADR	2,731	134,037
Banco Santander Chile SA ADR	3,782	191,256

		325,293

CHINA – 1.52%
China Construction Bank Class H	1,386,000	1,264,922
China Life Insurance Co. Ltd. Class H	315,000	1,810,450
Industrial & Commercial Bank of China Class H	1,764,000	1,237,512

		4,312,884

DENMARK – 0.26%
Danske Bank A/S	18,207	737,298

		737,298

FINLAND – 0.14%
Sampo OYJ	13,482	410,503

		410,503

FRANCE – 4.24%
AXA	72,261	3,224,797
BNP Paribas	36,288	3,960,320
Credit Agricole SA	26,753	1,029,165
Societe Generale Class A	18,018	3,015,467
Unibail-Rodamco	3,087	792,383

		12,022,132

GERMANY – 3.95%
Allianz SE	17,703	4,125,140
Commerzbank AG	26,397	1,065,775
Deutsche Bank AG	21,105	2,712,708
Deutsche Boerse AG	8,883	1,206,448
Hypo Real Estate Holding AG	5,733	325,149
MLP AG	4,088	54,417
Muenchener Rueckversicherungs- Gesellschaft AG	8,883	1,702,544

		11,192,181

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
GREECE – 0.61%
National Bank of Greece SA ADR	133,961	$1,729,437

		1,729,437

HONG KONG – 1.59%
BOC Hong Kong Holdings Ltd.	157,500	399,394
Cheung Kong (Holdings) Ltd.	63,000	1,039,640
Hang Seng Bank Ltd.[a]	37,800	671,955
Hong Kong Exchanges & Clearing Ltd.	31,500	963,411
Sun Hung Kai Properties Ltd.	63,000	1,062,347
Swire Pacific Ltd. Class A	31,500	382,161

		4,518,908

IRELAND – 0.78%
Allied Irish Banks PLC	36,162	866,044
Anglo Irish Bank Corp. PLC	30,618	577,385
Bank of Ireland	41,706	771,058

		2,214,487

ITALY – 4.17%
Alleanza Assicurazioni SpA	22,743	301,931
Assicurazioni Generali SpA	48,699	2,137,280
Banca Monte dei Paschi diSiena SpA[a]	47,376	289,884
Banca Popolare di Milano Scrl	14,553	214,416
Banco Popolare SpA[b]	26,397	589,761
Capitalia SpA	67,347	641,709
Intesa Sanpaolo SpA	375,480	2,891,550
Mediobanca SpA	13,918	303,632
Mediolanum SpA[a]	16,569	116,875
UniCredito Italiano SpA German	429,076	3,661,263
Unione di Banche Italiane ScpA	25,314	678,606

		11,826,907

JAPAN – 6.44%
Acom Co. Ltd.	3,150	70,113
Credit Saison Co. Ltd.	6,300	162,135
Daiwa Securities Group Inc.	61,000	580,220
Millea Holdings Inc.	31,200	1,253,263
Mitsubishi Estate Co. Ltd.	50,000	1,430,248
Mitsubishi UFJ Financial Group Inc.[c]	378	3,296,387
Mitsui Fudosan Co. Ltd.	34,000	943,007
Mitsui Sumitomo Insurance Co. Ltd.	63,000	738,921
Mizuho Financial Group Inc.	436	2,482,981
Nikko Cordial Corp.	31,500	395,205

Security	Shares	Value
Nomura Holdings Inc.	75,600	$1,265,970
ORIX Corp.	3,780	861,070
Promise Co. Ltd.[a]	3,150	76,686
Shinsei Bank Ltd.	63,000	198,287
Sompo Japan Insurance Inc.	38,000	435,456
Sumitomo Mitsui Financial Group Inc.	311	2,420,076
Sumitomo Realty & Development Co. Ltd.	14,000	491,762
Sumitomo Trust and Banking Co. Ltd. (The)	63,000	475,999
T&D Holdings Inc.	9,450	580,894
Takefuji Corp.	5,040	99,910

		18,258,590

NETHERLANDS – 3.14%
ABN AMRO Holding NV	77,301	4,062,047
Aegon NV	49,959	954,191
ING Groep NV	87,381	3,868,490

		8,884,728

NORWAY – 0.15%
DnB NOR ASA	27,531	419,902

		419,902

PORTUGAL – 0.29%
Banco Comercial Portugues SA Class R	143,206	592,652
Banco Espirito Santo SA	9,639	217,959

		810,611

SINGAPORE – 0.79%
DBS Group Holdings Ltd.	63,000	916,703
Oversea-Chinese Banking Corp.	63,000	377,716
United Overseas Bank Ltd.	63,000	937,923

		2,232,342

SOUTH KOREA – 0.63%
Kookmin Bank SP ADR	21,648	1,774,920

		1,774,920

SPAIN – 3.47%
Banco Bilbao Vizcaya Argentaria SA	148,514	3,472,279
Banco Popular Espanol SA	47,187	808,639
Banco Sabadell SAa	43,722	419,710
Banco Santander SA	250,677	4,859,099
Bankinter SA	18,585	267,214

		9,826,941

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
SWEDEN – 1.30%
Investor AB Class B	14,742	$377,150
Nordea Bank AB	87,570	1,520,179
Skandinaviska Enskilda Banken AB Class A	20,097	650,841
Svenska Handelsbanken AB Class A	17,955	555,105
Swedbank AB	17,262	575,040

		3,678,315

SWITZERLAND – 3.96%
Baloise Holding Registered	2,331	235,055
Credit Suisse Group Registered	39,816	2,634,632
Julius Baer Holding AG	8,190	610,289
Swiss Life Holding[b]	1,420	367,095
Swiss Reinsurance Co. Registered	14,364	1,275,079
UBS AG Registered	81,648	4,375,248
Zurich Financial Services AG Registered	5,733	1,713,962

		11,211,360

UNITED KINGDOM – 11.07%
Alliance & Leicester PLC	11,781	190,096
Aviva PLC	101,241	1,518,098
Barclays PLC[d]	259,245	3,145,269
British Land Co. PLC	21,546	514,470
Friends Provident PLC	84,735	296,932
Hammerson PLC	12,585	300,501
HBOS PLC	149,310	2,781,879
HSBC Holdings PLC	463,932	8,549,260
INVESCO PLC	35,973	484,811
Land Securities Group PLC	19,026	651,987
Legal & General Group PLC	248,976	677,688
Lloyds TSB Group PLC	226,296	2,501,164
Man Group PLC	76,167	858,915
Old Mutual PLC	214,452	700,373
Provident Financial PLC	5,707	103,947
Prudential PLC	98,658	1,510,522
Royal Bank of Scotland Group PLC	373,779	3,997,973
Schroders PLC	7,245	204,730
SEGRO PLC	17,564	178,741
Standard Chartered PLC	44,152	1,439,249
Standard Life PLC	78,819	463,279
3i Group PLC	14,411	292,722

		31,362,606

Security	Shares	Value
UNITED STATES – 37.01%
ACE Ltd.	12,978	$786,077
Aflac Inc.	19,845	1,131,959
Allstate Corp. (The)	22,995	1,315,084
Ambac Financial Group Inc.	4,347	273,470
American Capital Strategies Ltd.[a]	6,363	271,891
American Express Co.	47,376	2,812,713
American International Group Inc.	100,044	6,767,977
Ameriprise Financial Inc.	9,702	612,293
Aon Corp.	11,907	533,553
Apartment Investment & Management Co. Class A	4,158	187,651
Archstone-Smith Trust	7,938	477,391
Assurant Inc.	1,885	100,847
AvalonBay Communities Inc.	2,961	349,576
Bank of America Corp.	173,187	8,706,110
Bank of New York Mellon Corp. (The)	45,801	2,021,656
BB&T Corp.	22,680	916,045
Bear Stearns Companies Inc. (The)	4,788	588,014
Boston Properties Inc.	4,365	453,523
Capital One Financial Corp.	16,569	1,100,679
CB Richard Ellis Group Inc. Class Ab	6,879	191,511
Chubb Corp.	15,624	838,071
Cincinnati Financial Corp.	7,119	308,324
CIT Group Inc.	8,505	341,901
Citigroup Inc.	195,237	9,111,711
CME Group Inc.	2,079	1,221,101
Comerica Inc.	6,426	329,525
Commerce Bancorp Inc.	7,119	276,075
Countrywide Financial Corp.	23,940	455,099
Developers Diversified Realty Corp.	4,095	228,788
Discover Financial Services LLC[b]	19,719	410,155
E*TRADE Financial Corp.[b]	17,703	231,201
Equity Residential	11,025	467,019
Federal Home Loan Mortgage Corp.	26,019	1,535,381
Federal National Mortgage Association	38,367	2,333,097
Federated Investors Inc. Class B	4,158	165,073
Fifth Third Bancorp	21,420	725,710
First Horizon National Corp.	5,355	142,764
Franklin Resources Inc.	6,300	803,250
General Growth Properties Inc.	9,450	506,709

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
Genworth Financial Inc. Class A	16,506	$507,229
Goldman Sachs Group Inc. (The)	15,876	3,440,964
Hartford Financial Services Group Inc. (The)	12,663	1,171,961
Host Hotels & Resorts Inc.	19,656	441,081
Hudson City Bancorp Inc.	17,344	266,751
Huntington Bancshares Inc.	11,151	189,344
IntercontinentalExchange Inc.[b]	2,457	373,218
Janus Capital Group Inc.	8,316	235,176
JPMorgan Chase & Co.	133,056	6,096,626
KeyCorp	16,821	543,823
Kimco Realty Corp.	8,883	401,600
Legg Mason Inc.	5,229	440,752
Lehman Brothers Holdings Inc.	20,664	1,275,589
Leucadia National Corp.	5,292	255,180
Lincoln National Corp.	10,806	712,872
Loews Corp.	17,325	837,664
M&T Bank Corp.	3,717	384,524
Marsh & McLennan Companies Inc.	21,928	559,164
Marshall & Ilsley Corp.	8,757	383,294
MBIA Inc.	5,229	319,230
Merrill Lynch & Co. Inc.	34,083	2,429,436
MetLife Inc.	28,917	2,016,382
MGIC Investment Corp.[a]	3,780	122,132
Moody’s Corp.	8,820	444,528
Morgan Stanley	41,391	2,607,633
National City Corp.	23,562	591,171
Northern Trust Corp.	6,867	455,076
Plum Creek Timber Co. Inc.	8,001	358,125
PNC Financial Services Group Inc. (The)	13,355	909,475
Principal Financial Group Inc.	10,962	691,593
Progressive Corp. (The)	29,358	569,839
ProLogis	9,764	647,841
Prudential Financial Inc.	18,144	1,770,492
Public Storage	4,599	361,711
Regions Financial Corp.	28,224	832,043
Rowe (T.) Price Group Inc.	9,198	512,237
Safeco Corp.	4,599	281,551
Schwab (Charles) Corp. (The)	40,383	872,273
Simon Property Group Inc.	8,519	851,900
SLM Corp.	16,002	794,819

Security	Shares	Value
Sovereign Bancorp Inc.	16,724	$284,977
State Street Corp.	14,805	1,009,109
SunTrust Banks Inc.	13,860	1,048,786
Synovus Financial Corp.	13,734	385,239
Torchmark Corp.	4,662	290,536
Travelers Companies Inc. (The)	25,200	1,268,568
U.S. Bancorp	68,418	2,225,638
Unum Group	13,482	329,905
Vornado Realty Trust	4,977	544,235
Wachovia Corp.	75,159	3,769,224
Washington Mutual Inc.	35,343	1,247,961
Wells Fargo & Co.	130,158	4,636,228
XL Capital Ltd. Class A	6,993	553,846
Zions Bancorporation	4,158	285,530

		104,865,055

TOTAL COMMON STOCKS (Cost: $247,959,062)		278,776,913

PREFERRED STOCKS – 0.83%

BRAZIL – 0.83%
Banco Bradesco SA SP ADR	41,139	1,208,252
Banco Itau Holding Financiera SA ADR	22,743	1,151,251

		2,359,503

TOTAL PREFERRED STOCKS (Cost: $1,248,293)		2,359,503

RIGHTS – 0.10%

BELGIUM – 0.10%
Fortis[b]	52,605	278,301

		278,301

ITALY – 0.00%
Capitalia SpA[c]	70,564	10

		10

TOTAL RIGHTS (Cost: $294,230)		278,311

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.64%

MONEY MARKET FUNDS – 0.64%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	659,542	$659,542
BGI Cash Premier Fund LLC 5.37%[d,e,f]	1,151,044	1,151,044

		1,810,586

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,810,586)		1,810,586

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $251,312,171)		283,225,313

Other Assets, Less Liabilities – 0.04%		103,611

NET ASSETS – 100.00%		$283,328,924

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.75%

AUSTRALIA – 0.71%
CSL Ltd.	55,678	$5,286,912

		5,286,912

BELGIUM – 0.37%
AGFA-Gevaert NV	39,068	750,067
UCB SA	33,476	1,970,015

		2,720,082

CANADA – 0.21%
Biovail Corp.	41,800	728,566
MDS Inc.	37,263	805,859

		1,534,425

DENMARK – 1.19%
Novo Nordisk A/S Class B	72,816	8,766,233

		8,766,233

FRANCE – 4.15%
Essilor International SA	63,195	3,954,402
Sanofi-Aventis	316,602	26,736,174

		30,690,576

GERMANY – 0.73%
Fresenius Medical Care AG & Co. KGaA	56,390	2,988,869
Merck KGaA	19,764	2,377,884

		5,366,753

IRELAND – 0.40%
Elan Corp. PLC[a]	141,942	2,975,458

		2,975,458

JAPAN – 4.86%
Astellas Pharma Inc.	131,035	6,277,467
Daiichi Sankyo Co. Ltd.	198,893	5,966,012
Eisai Co. Ltd.	76,500	3,611,659
Taisho Pharmaceutical Co. Ltd.	59,000	1,159,327
Takeda Pharmaceutical Co. Ltd.	233,100	16,375,673
Terumo Corp.	49,600	2,501,239

		35,891,377

SWITZERLAND – 12.13%
Nobel Biocare Holding AG	8,051	2,172,640
Novartis AG Registered	831,331	45,722,493
Roche Holding AG	214,048	38,679,620
Roche Holding AG Bearer	14,608	3,043,646

		89,618,399

Security	Shares	Value
UNITED KINGDOM – 10.21%
AstraZeneca PLC	451,902	$22,547,515
GlaxoSmithKline PLC	1,718,310	45,405,361
Shire PLC	168,177	4,115,051
Smith & Nephew PLC	278,226	3,386,891

		75,454,818

UNITED STATES – 64.79%
Abbott Laboratories	469,860	25,193,893
Aetna Inc.	155,964	8,464,166
Allergan Inc.	93,763	6,044,901
AmerisourceBergen Corp.	54,938	2,490,340
Amgen Inc.[a]	331,362	18,745,148
Applied Biosystems Group	55,790	1,932,566
Bard (C.R.) Inc.	31,488	2,776,927
Barr Pharmaceuticals Inc.[a]	33,499	1,906,428
Bausch & Lomb Inc.	16,650	1,065,600
Baxter International Inc.	196,554	11,062,059
Becton, Dickinson and Co.	74,711	6,130,038
Biogen Idec Inc.[a]	87,143	5,780,195
Boston Scientific Corp.[a]	406,146	5,665,737
Bristol-Myers Squibb Co.	599,648	17,281,855
Cardinal Health Inc.	111,188	6,952,586
Celgene Corp.[a]	115,851	8,261,335
CIGNA Corp.	86,592	4,614,488
Coventry Health Care Inc.[a]	47,599	2,961,134
Covidien Ltd.[a]	151,125	6,271,687
Express Scripts Inc.[a]	78,503	4,382,037
Forest Laboratories Inc.[a]	96,796	3,609,523
Genzyme Corp.[a]	80,189	4,968,510
Gilead Sciences Inc.[a]	282,408	11,542,015
Hospira Inc.[a]	47,478	1,967,963
Humana Inc.[a]	51,117	3,572,056
IMS Health Inc.	59,532	1,824,060
Johnson & Johnson	882,648	57,989,974
King Pharmaceuticals Inc.[a]	73,952	866,717
Laboratory Corp. of America Holdings[a]	35,751	2,796,801
Lilly (Eli) and Co.	301,104	17,141,851
Manor Care Inc.	22,228	1,431,483
McKesson Corp.	90,122	5,298,272
Medco Health Solutions Inc.[a]	85,292	7,709,544
Medtronic Inc.	350,838	19,790,772
Merck & Co. Inc.	661,248	34,179,909

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
Millipore Corp.[a]	16,420	$1,244,636
Mylan Laboratories Inc.	76,506	1,221,036
Patterson Companies Inc.[a]	42,544	1,642,624
PerkinElmer Inc.	36,256	1,059,038
Pfizer Inc.	2,112,156	51,599,971
Quest Diagnostics Inc.	48,101	2,778,795
Schering-Plough Corp.	493,230	15,600,865
St. Jude Medical Inc.[a]	103,239	4,549,743
Stryker Corp.	77,982	5,362,042
Tenet Healthcare Corp.[a]	143,097	480,806
Thermo Fisher Scientific Inc.[a]	128,617	7,423,773
UnitedHealth Group Inc.	403,932	19,562,427
Varian Medical Systems Inc.[a]	39,360	1,648,790
Waters Corp.[a]	30,700	2,054,444
Watson Pharmaceuticals Inc.[a]	31,448	1,018,915
WellPoint Inc.[a]	184,008	14,521,911
Wyeth	410,574	18,291,072
Zimmer Holdings Inc.[a]	72,210	5,848,288

		478,581,746

TOTAL COMMON STOCKS (Cost: $676,299,736)		736,886,779

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[b,c]	55,533	55,533

		55,533

TOTAL SHORT-TERM INVESTMENTS (Cost: $55,533)		55,533

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $676,355,269)		736,942,312

Other Assets, Less Liabilities – 0.24%		1,736,821

NET ASSETS – 100.00%		$738,679,133

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.47%

AUSTRALIA – 2.54%
Asciano Group[a]	28,595	$226,987
Brambles Ltd.	70,348	918,876
Macquarie Airports	69,961	269,317
Macquarie Infrastructure Group	119,540	330,055
Qantas Airways Ltd.	92,579	457,157
Toll Holdings Ltd.	27,864	323,270
Transurban Group	54,696	353,344
Wesfarmers Ltd.	20,382	757,556

		3,636,562

BRAZIL – 0.16%
Empresa Brasileira de Aeronautica SA ADR	5,203	228,516

		228,516

CANADA – 1.69%
ACE Aviation Holdings Inc. Class Aa	4,988	133,522
Aeroplan Income Fund[b]	108	2,418
Bombardier Inc. Class Ba	71,681	426,321
Canadian National Railway Co.	23,694	1,353,398
Canadian Pacific Railway Ltd.	7,224	508,886
Jazz Air Income Fund[b]	133	1,060

		2,425,605

CHINA – 0.64%
China Communications Construction Co. Ltd. Class H	215,000	511,440
COSCO Holdings Class H	129,000	403,506

		914,946

DENMARK – 0.90%
A.P. Moller-Maersk A/S	43	589,047
Vestas Wind Systems A/Sa	8,901	701,368

		1,290,415

FINLAND – 0.34%
Metso OYJ	7,095	487,354

		487,354

FRANCE – 5.63%
Air France-KLM	5,805	212,746
ALSTOM	4,816	976,473
Compagnie de Saint-Gobain	17,289	1,799,563
European Aeronautic Defence and Space Co.	21,781	667,839

Security	Shares	Value
Safran SA	8,772	$211,204
Schneider Electric SA	11,697	1,473,851
Thales SA	4,214	246,370
Vallourec SA	2,494	716,462
Vinci SA	22,661	1,765,736

		8,070,244

GERMANY – 5.50%
Deutsche Lufthansa AG	10,879	312,062
Deutsche Post AG	36,507	1,059,136
MAN AG	5,375	780,076
Siemens AG	41,812	5,733,416

		7,884,690

HONG KONG – 0.85%
Citic Pacific Ltd.	43,000	274,539
Hutchison Whampoa Ltd.	89,000	952,592

		1,227,131

ITALY – 0.70%
Atlantia SpA	13,201	444,751
Finmeccanica SpA	13,459	391,045
Pirelli & C. SpA[a]	141,943	170,575

		1,006,371

JAPAN – 15.96%
All Nippon Airways Co. Ltd.	86,000	334,982
Asahi Glass Co. Ltd.	43,000	577,620
Central Japan Railway Co.	86	912,229
Dai Nippon Printing Co. Ltd.	8,000	114,211
Daikin Industries Ltd.	12,900	620,241
East Japan Railway Co.	172	1,354,884
Fanuc Ltd.	8,600	875,590
Fujikura Ltd.	43,000	271,799
Furukawa Electric Co. Ltd. (The)	43,000	210,112
ITOCHU Corp.	86,000	1,043,081
Japan Airlines Corp.[a,c]	129,000	279,277
JS Group Corp.	12,900	224,094
Kajima Corp.	43,000	147,676
Kawasaki Heavy Industries Ltd.	86,000	336,478
Kintetsu Corp.	86,000	266,939
Komatsu Ltd.	43,000	1,443,116
Kubota Corp.	44,000	361,901
Marubeni Corp.	86,000	788,106
Matsushita Electric Works Ltd.	3,000	36,126
Mitsubishi Corp.	68,800	2,177,386

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
Mitsubishi Electric Corp.	86,000	$1,076,729
Mitsubishi Heavy Industries Ltd.	172,000	1,123,088
Mitsui & Co. Ltd.	86,000	2,086,163
Mitsui O.S.K. Lines Ltd.	45,000	728,122
NGK Insulators Ltd.	7,000	225,188
Nippon Express Co. Ltd.	43,000	213,477
Nippon Yusen Kabushiki Kaisha	44,000	429,231
NSK Ltd.	6,000	52,584
Obayashi Corp.	43,000	198,896
Odakyu Electric Railway Co. Ltd.	43,000	277,033
Secom Co. Ltd.	12,900	620,241
Shimizu Corp.	43,000	233,665
SMC Corp.	4,300	588,089
Sumitomo Corp.	55,900	1,078,972
Sumitomo Electric Industries Ltd.	38,700	615,754
Taisei Corp.	43,000	124,497
Tokyu Corp.	43,000	280,398
Toppan Printing Co. Ltd.	8,000	82,285
TOTO Ltd.	2,000	14,485
West Japan Railway Co.	86	409,755
Yamato Holdings Co. Ltd.	3,000	44,942

		22,879,442

MEXICO – 0.25%
Alfa SAB de CV Class Ac	21,500	145,501
Grupo Carso SA de CV Series A1	55,900	214,303

		359,804

NETHERLANDS – 0.64%
Corporate Express NV	8,772	95,310
TNT NV	19,565	818,036

		913,346

NORWAY – 0.54%
Orkla ASA	40,291	715,574
Tomra Systems ASA	8,299	59,691

		775,265

PORTUGAL – 0.12%
Brisa-Auto Estradas de Portugal SA	12,986	169,906

		169,906

SINGAPORE – 0.59%
Keppel Corp. Ltd.	45,000	436,525
Singapore Airlines Ltd.	32,667	409,314

		845,839

Security	Shares	Value
SPAIN – 1.19%
Abertis Infraestructuras SAc	17,673	$551,181
Actividades de Construccionesy Servicios SA	11,954	657,915
Grupo Ferrovial SAc	2,795	235,911
SacyrVallehermoso SAc	7,357	256,756

		1,701,763

SWEDEN – 3.42%
Assa Abloy AB Class B	15,867	328,056
Atlas Copco AB Class A	32,035	552,153
Sandvik AB	50,482	1,078,850
Scania AB Class B	20,511	497,790
Securitas AB Class B	17,845	234,474
Skanska AB Class B	17,458	344,758
SKF AB	20,468	429,511
Volvo AB Class A	26,875	465,292
Volvo AB Class B	55,968	971,148

		4,902,032

SWITZERLAND – 2.23%
ABB Ltd. Registered	107,457	2,820,263
Adecco SA Registered	6,321	372,540

		3,192,803

UNITED KINGDOM – 4.85%
BAE Systems PLC	157,853	1,587,105
BBA Aviation PLC	19,522	90,882
Biffa PLC	16,340	73,738
British Airways PLC[a]	28,939	225,960
Bunzl PLC	22,059	314,818
Capita Group PLC	29,419	433,942
Cobham PLC	52,418	207,180
Cookson Group PLC	10,965	170,451
Experian Group Ltd.	47,515	500,480
FirstGroup PLC	21,242	297,965
G4S PLC	54,567	224,568
Hays PLC	71,509	193,766
IMI PLC	20,124	219,143
Invensys PLC[a]	40,635	256,849
Rentokil Initial PLC	87,290	296,815
Rolls-Royce Group PLC[a]	85,355	908,617
Smiths Group PLC	9,824	213,960
Tomkins PLC	37,453	173,403
Wolseley PLC	33,368	561,874

		6,951,516

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
UNITED STATES – 50.73%
Allied Waste Industries Inc.[a]	13,072	$166,668
American Standard Companies Inc.	7,661	272,885
Avery Dennison Corp.	4,644	264,801
Boeing Co. (The)	36,765	3,859,957
Burlington Northern Santa Fe Corp.	13,975	1,134,351
C.H. Robinson Worldwide Inc.	8,428	457,556
Caterpillar Inc.	30,186	2,367,488
Cintas Corp.	6,665	247,272
Cooper Industries Ltd.	9,159	467,933
CSX Corp.	20,425	872,760
Cummins Inc.	5,074	648,914
Danaher Corp.	11,395	942,480
Deere & Co.	10,664	1,582,751
Donnelley (R.R.) & Sons Co.	10,535	385,160
Dover Corp.	9,503	484,178
Eaton Corp.	6,794	672,878
Emerson Electric Co.	39,431	2,098,518
Equifax Inc.	6,450	245,874
FedEx Corp.	14,491	1,517,932
Fluor Corp.	4,128	594,349
General Dynamics Corp.	18,834	1,590,908
General Electric Co.	478,461	19,808,285
Goodrich Corp.	5,762	393,141
Grainger (W.W.) Inc.	3,655	333,299
Honeywell International Inc.	34,830	2,071,340
Illinois Tool Works Inc.	19,608	1,169,421
Ingersoll-Rand Co. Ltd. Class A	14,362	782,298
ITT Industries Inc.	8,600	584,198
L-3 Communications Holdings Inc.	5,719	584,139
Lockheed Martin Corp.	16,340	1,772,727
Masco Corp.	17,974	416,458
Monster Worldwide Inc.[a]	6,278	213,829
Norfolk Southern Corp.	18,447	957,584
Northrop Grumman Corp.	15,953	1,244,334
PACCAR Inc.	11,911	1,015,413
Pall Corp.	5,762	224,142
Parker Hannifin Corp.	5,418	605,895
Pitney Bowes Inc.	7,783	353,504
Precision Castparts Corp.	6,364	941,745
Raytheon Co.	20,425	1,303,524
Robert Half International Inc.	8,342	249,092
Rockwell Automation Inc.	8,041	558,930

Security	Shares	Value
Rockwell Collins Inc.	7,783	$568,470
Ryder System Inc.	2,666	130,634
Southwest Airlines Co.	35,045	518,666
Terex Corp.[a]	4,947	440,382
Textron Inc.	12,040	749,008
3M Co.	33,669	3,150,745
Tyco International Ltd.	23,005	1,020,042
Union Pacific Corp.	12,298	1,390,412
United Parcel Service Inc. Class B	48,891	3,671,714
United Technologies Corp.	45,881	3,692,503
Waste Management Inc.	24,123	910,402

		72,701,889

TOTAL COMMON STOCKS (Cost: $136,268,692)		142,565,439

SHORT-TERM INVESTMENTS – 0.31%

MONEY MARKET FUNDS – 0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	73,687	73,687
BGI Cash Premier Fund LLC 5.37%[d,e,f]	362,192	362,192

		435,879

TOTAL SHORT-TERM INVESTMENTS (Cost: $435,879)		435,879

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $136,704,571)		143,001,318

Other Assets, Less Liabilities – 0.22%		318,064

NET ASSETS – 100.00%		$143,319,382

ADR – American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 96.43%

AUSTRALIA – 9.88%
Alumina Ltd.	163,530	$1,033,271
Amcor Ltd.	140,464	917,361
BHP Billiton Ltd.	491,402	19,373,289
BlueScope Steel Ltd.	93,240	887,012
Boral Ltd.	101,833	647,942
Newcrest Mining Ltd.	68,888	1,706,948
Newcrest Mining Ltd. Temp[a]	17,701	166,044
Orica Ltd.	45,215	1,204,392
Rio Tinto Ltd.[b]	39,579	3,790,453
Zinifex Ltd.	71,258	1,117,419

		30,844,131

BELGIUM – 0.39%
Solvay SA	8,491	1,228,921

		1,228,921

BRAZIL – 2.75%
Companhia Siderurgica Nacional SA SP ADR	22,993	1,621,466
Companhia Vale do Rio Doce ADR	205,086	6,958,568

		8,580,034

CANADA – 9.18%
Agnico-Eagle Mines Ltd.	22,673	1,125,550
Agrium Inc.	21,738	1,185,232
Alcan Inc.	53,088	5,301,321
Barrick Gold Corp.	140,225	5,637,505
First Quantum Minerals Ltd.	8,467	831,618
Fording Canadian Coal Trust	22,357	865,077
Goldcorp Inc.	101,566	3,107,182
Kinross Gold Corp.[c]	66,621	996,265
Lundin Mining Corp.[c]	59,487	760,873
NOVA Chemicals Corp.	17,403	670,936
Potash Corp. of Saskatchewan Inc.	46,233	4,887,568
Teck Cominco Ltd. Class B	60,198	2,860,571
Yamana Gold Inc.	35,432	418,965

		28,648,663

CHILE – 0.35%
Sociedad Quimica y Minera de Chile SA SP ADR	6,367	1,104,229

		1,104,229

Security	Shares	Value
FINLAND – 1.17%
Stora Enso OYJ Class R	134,379	$2,610,523
UPM-Kymmene OYJ	42,939	1,035,674

		3,646,197

FRANCE – 2.73%
Lafarge SA	24,820	3,835,102
L’Air Liquide SA	35,082	4,682,851

		8,517,953

GERMANY – 8.37%
ALTANA AG	14,591	350,685
BASF AG	73,007	10,071,210
Bayer AG	112,693	8,946,068
Linde AG	19,715	2,441,802
Salzgitter AG	4,209	824,488
ThyssenKrupp AG	55,073	3,497,864

		26,132,117

IRELAND – 1.00%
CRH PLC	78,776	3,120,071

		3,120,071

JAPAN – 11.09%
Asahi Kasei Corp.	173,000	1,395,853
JFE Holdings Inc.	79,000	5,591,097
JSR Corp.	34,100	834,600
Kobe Steel Ltd.	395,000	1,473,330
Kuraray Co. Ltd.	44,000	556,623
Mitsubishi Chemical Holdings Corp.	160,000	1,391,123
Mitsubishi Materials Corp.	158,000	980,846
Mitsui Chemicals Inc.	95,000	942,442
Nippon Paper Group Inc.	165	509,281
Nippon Steel Corp.	790,000	5,680,389
Nitto Denko Corp.	23,700	1,100,361
Oji Paper Co. Ltd.	107,000	517,254
Shin-Etsu Chemical Co. Ltd.	55,300	3,817,606
Sumitomo Chemical Co. Ltd.	237,000	2,029,692
Sumitomo Metal Industries Ltd.	553,000	3,221,406
Sumitomo Metal Mining Co. Ltd.	80,000	1,940,616
Teijin Ltd.	160,000	780,420
Toray Industries Inc.	176,000	1,395,574
Toyo Seikan Kaisha Ltd.	24,900	468,708

		34,627,221

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
MEXICO – 1.08%
Cemex SA de CV Series CPO[c]	1,117,247	$3,352,359

		3,352,359

NETHERLANDS – 4.47%
Akzo Nobel NV	41,722	3,429,560
Arcelor Mittal	111,441	8,778,530
Koninklijke DSM NV	32,320	1,739,733

		13,947,823

PORTUGAL – 0.12%
CIMPOR–Cimentos de Portugal
SGPS SA	46,689	385,777

		385,777

SOUTH KOREA – 2.51%
POSCO ADR	43,892	7,846,573

		7,846,573

SPAIN – 0.19%
Acerinox SAb	19,611	588,474

		588,474

SWEDEN – 1.02%
Boliden AB	42,344	898,388
Holmen AB Class B	13,328	508,887
Svenska Cellulosa AB Class B	95,037	1,766,596

		3,173,871

SWITZERLAND – 2.55%
Ciba Specialty Chemicals AG Registered	10,684	542,797
Clariant AG Registered[c]	37,130	454,828
Givaudan SA Registered	869	800,414
Holcim Ltd. Registered	27,768	3,056,809
Syngenta AG Registered	14,457	3,106,238

		7,961,086

TAIWAN – 1.48%
China Steel Corp. SP GDR[b]	159,439	4,623,731

		4,623,731

UNITED KINGDOM – 15.76%
Anglo American PLC	194,077	13,004,797
BHP Billiton PLC	337,360	12,028,107
Imperial Chemical Industries PLC	176,112	2,339,388
Johnson Matthey PLC	30,040	1,020,237
Lonmin PLC	18,510	1,376,087
Rexam PLC	83,208	934,924

Security	Shares	Value
Rio Tinto PLC	146,044	$12,580,107
Xstrata PLC	89,147	5,891,871

		49,175,518

UNITED STATES – 20.34%
Air Products and Chemicals Inc.	33,300	3,255,408
Alcoa Inc.	125,373	4,904,592
Allegheny Technologies Inc.	14,615	1,606,919
Ashland Inc.	10,199	614,082
Ball Corp.	17,006	914,073
Bemis Co. Inc.	13,442	391,297
Dow Chemical Co. (The)	141,360	6,086,962
Du Pont (E.I.) de Nemours and Co.	136,986	6,789,026
Eastman Chemical Co.	14,022	935,688
Ecolab Inc.	32,706	1,543,723
Freeport-McMoRan Copper & Gold Inc.	57,670	6,049,006
Hercules Inc.	22,278	468,284
International Flavors & Fragrances Inc.	12,176	643,623
International Paper Co.	63,536	2,279,036
MeadWestvaco Corp.	25,994	767,603
Monsanto Co.	80,106	6,868,288
Newmont Mining Corp.	57,126	2,555,246
Nucor Corp.	41,240	2,452,543
Pactiv Corp.[c]	21,646	620,374
PPG Industries Inc.	25,791	1,948,510
Praxair Inc.	47,242	3,956,990
Rohm & Haas Co.	24,762	1,378,501
Sealed Air Corp.	24,806	634,041
Sigma-Aldrich Corp.	22,120	1,078,129
Temple-Inland Inc.	15,261	803,186
United States Steel Corp.	16,439	1,741,548
Weyerhaeuser Co.	30,263	2,188,015

		63,474,693

TOTAL COMMON STOCKS (Cost: $262,346,616)		300,979,442

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
PREFERRED STOCKS – 3.08%

BRAZIL – 3.08%
Aracruz Celulose SA SP ADR	7,268	$534,852
Companhia Vale do Rio Doce SP ADR	275,406	7,835,301
Gerdau SA SP ADR	47,296	1,240,101

		9,610,254

TOTAL PREFERRED STOCKS (Cost: $7,011,774)		9,610,254

SHORT-TERM INVESTMENTS – 1.02%

MONEY MARKET FUNDS – 1.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	253,893	253,893
BGI Cash Premier Fund LLC 5.37%[d,e,f]	2,936,502	2,936,502

		3,190,395

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,190,395)		3,190,395

TOTAL INVESTMENTS IN SECURITIES – 100.53% (Cost: $272,548,785)		313,780,091

Other Assets, Less Liabilities – (0.53)%		(1,654,953)

NET ASSETS – 100.00%		$312,125,138

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.68%

CANADA – 1.95%
Celestica Inc.[a]	29,362	$179,062
Cognos Inc.[a]	12,190	504,185
Nortel Networks Corp.[a]	51,516	874,066
Research In Motion Ltd.[a]	54,316	5,343,050

		6,900,363

FINLAND – 4.66%
Nokia OYJ	435,825	16,524,095

		16,524,095

FRANCE – 1.56%
Alcatel-Lucent	263,728	2,700,438
Cap Gemini SA	16,566	1,018,234
Dassault Systemes SA	7,420	485,619
STMicroelectronics NV	78,546	1,316,992

		5,521,283

GERMANY – 2.12%
Infineon Technologies AGa	97,202	1,671,271
SAP AG	100,325	5,856,899

		7,528,170

JAPAN – 10.75%
Canon Inc.	137,800	7,512,116
FUJIFILM Holdings Corp.	56,100	2,590,019
Fujitsu Ltd.	214,000	1,510,829
Hirose Electric Co. Ltd.	3,200	388,680
Hitachi Ltd.	340,000	2,261,444
Hoya Corp.	53,000	1,806,373
Keyence Corp.	3,400	753,815
Konica Minolta Holdings Inc.	60,000	1,015,694
Kyocera Corp.	21,200	1,985,167
Murata Manufacturing Co. Ltd.	23,700	1,706,177
NEC Corp.	226,000	1,096,448
Nintendo Co. Ltd.	12,400	6,447,159
NTT Data Corp.	164	730,061
Ricoh Co. Ltd.	45,000	950,746
Rohm Co. Ltd.	11,400	1,006,043
TDK Corp.	13,900	1,218,206
Tokyo Electron Ltd.	21,200	1,341,877
Toshiba Corp.	326,000	3,041,325
Yahoo! Japan Corp.	2,039	771,173

		38,133,352

Security	Shares	Value
NETHERLANDS – 0.53%
ASML Holding NVa	57,028	$1,885,630

		1,885,630

SOUTH KOREA – 2.72%
Samsung Electronics Co. Ltd. GDR[b]	30,761	9,651,264

		9,651,264

SWEDEN – 1.90%
Telefonaktiebolaget LM Ericsson AB Class B	1,692,396	6,749,649

		6,749,649

TAIWAN – 3.10%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	738,187	7,470,452
United Microelectronics Corp. SP ADR[c]	985,930	3,539,489

		11,009,941

UNITED KINGDOM – 0.65%
ARM Holdings PLC	170,448	534,784
Electrocomponents PLC	53,000	275,078
LogicaCMG PLC	169,282	521,641
Misys PLC	61,374	276,339
Sage Group PLC	140,768	714,833

		2,322,675

UNITED STATES – 69.74%
Adobe Systems Inc.[a]	66,250	2,892,475
Advanced Micro Devices Inc.[a]	68,688	906,682
Affiliated Computer Services Inc. Class Aa	7,108	357,106
Agilent Technologies Inc.[a]	46,958	1,731,811
Altera Corp.	40,704	980,152
Analog Devices Inc.	39,538	1,429,694
Apple Inc.[a]	98,898	15,184,799
Applied Materials Inc.	157,728	3,264,970
Autodesk Inc.[a]	26,025	1,300,469
Automatic Data Processing Inc.	57,851	2,657,096
Avaya Inc.[a]	52,219	885,634
BMC Software Inc.[a]	23,664	739,027
Broadcom Corp. Class Aa	55,968	2,039,474
CA Inc.	45,686	1,175,044
Ciena Corp.[a,c]	9,578	364,730
Cisco Systems Inc.[a]	687,216	22,753,722

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
Citrix Systems Inc.[a]	20,776	$837,688
Cognizant Technology Solutions Corp.[a]	16,218	1,293,710
Computer Sciences Corp.[a]	18,267	1,021,125
Compuware Corp.[a]	35,574	285,303
Convergys Corp.[a]	3,644	63,260
Corning Inc.	178,292	4,394,898
Dell Inc.[a]	256,335	7,074,846
eBay Inc.[a]	129,910	5,069,088
Electronic Arts Inc.[a]	34,344	1,922,921
Electronic Data Systems Corp.	57,770	1,261,697
EMC Corp.[a]	244,544	5,086,515
Fidelity National Information Services Inc.	18,365	814,855
Fiserv Inc.[a]	15,011	763,459
Google Inc. Class Aa	26,214	14,870,416
Hewlett-Packard Co.	292,673	14,572,189
Intel Corp.	666,316	17,230,932
International Business Machines Corp.	154,184	18,162,875
Intuit Inc.[a]	36,425	1,103,677
Jabil Circuit Inc.	21,306	486,629
JDS Uniphase Corp.[a]	22,528	337,019
Juniper Networks Inc.[a]	60,441	2,212,745
KLA-Tencor Corp.	23,002	1,283,052
Lexmark International Inc. Class Aa	11,872	493,044
Linear Technology Corp.	28,631	1,001,799
LSI Corp.[a]	90,630	672,475
MEMC Electronic Materials Inc.[a]	31,800	1,871,748
Microchip Technology Inc.	23,214	843,132
Micron Technology Inc.[a]	86,814	963,635
Microsoft Corp.	910,261	26,816,289
Molex Inc.	18,322	493,411
Motorola Inc.	257,701	4,775,200
National Semiconductor Corp.	32,557	882,946
NCR Corp.[a]	19,822	987,136
Network Appliance Inc.[a]	42,718	1,149,541
Novell Inc.[a]	36,570	279,395
Novellus Systems Inc.[a]	14,946	407,428
NVIDIA Corp.[a]	65,296	2,366,327
Oracle Corp.[a]	449,704	9,736,092
Paychex Inc.	37,630	1,542,830

Security	Shares	Value
QLogic Corp.[a]	19,716	$265,180
QUALCOMM Inc.	186,713	7,890,491
SanDisk Corp.[a]	27,242	1,501,034
Solectron Corp.[a]	104,198	406,372
Sun Microsystems Inc.[a]	411,519	2,308,622
Symantec Corp.[a]	103,538	2,006,566
Tektronix Inc.	9,116	252,878
Tellabs Inc.[a]	46,962	447,078
Teradyne Inc.[a]	23,532	324,742
Texas Instruments Inc.	163,240	5,972,952
Tyco Electronics Ltd.[a]	55,757	1,975,471
Unisys Corp.[a]	38,101	252,229
VeriSign Inc.[a]	28,208	951,738
Western Union Co.	87,476	1,834,372
Xerox Corp.[a]	112,996	1,959,351
Xilinx Inc.	39,856	1,041,836
Yahoo! Inc.[a]	148,652	3,989,820

		247,474,944

TOTAL COMMON STOCKS (Cost: $315,512,046)		353,701,366

SHORT-TERM INVESTMENTS – 0.36%

MONEY MARKET FUNDS – 0.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	172,058	172,058
BGI Cash Premier Fund LLC 5.37%[d,e,f]	1,107,149	1,107,149

		1,279,207

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,279,207)		1,279,207

TOTAL INVESTMENTS IN SECURITIES – 100.04% (Cost: $316,791,253)		354,980,573

Other Assets, Less Liabilities – (0.04)%		(133,753)

NET ASSETS – 100.00%		$354,846,820

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2007

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.18%

AUSTRALIA – 2.19%
Telstra Corp. Ltd.	1,719,120	$6,633,022
Telstra Corp. Ltd. Installment Receipt	1,198,284	3,032,805

		9,665,827

AUSTRIA – 0.57%
Telekom Austria AG	96,636	2,521,857

		2,521,857

BELGIUM – 0.51%
Belgacom SA	48,564	2,247,385

		2,247,385

CANADA – 4.90%
BCE Inc.	229,512	9,215,587
Rogers Communications Inc. Class B	152,154	6,933,212
TELUS Corp.	94,590	5,473,407

		21,622,206

CHILE – 0.13%
Compania de Telecomunicaciones de Chile SA SP ADR	67,659	556,833

		556,833

FRANCE – 4.79%
Bouygues SA	78,546	6,756,987
France Telecom SA	430,464	14,380,211

		21,137,198

GERMANY – 3.74%
Deutsche Telekom AG	843,366	16,527,635

		16,527,635

GREECE – 0.86%
Hellenic Telecommunications Organization SA SP ADR	201,624	3,788,515

		3,788,515

HONG KONG – 4.88%
China Mobile Ltd.	1,314,000	21,531,694

		21,531,694

ITALY – 1.99%
Telecom Italia SpA[a]	2,893,662	8,775,710

		8,775,710

Security	Shares	Value
JAPAN – 4.92%
Nippon Telegraph and Telephone Corp.	2,417	$11,284,867
NTT DoCoMo Inc.	4,675	6,666,087
SoftBank Corp.	205,200	3,782,324

		21,733,278

MEXICO – 3.98%
America Movil SAB de CV Series L	161,000	513,715
America Movil SAB de CV Series L ADR	225,008	14,400,512
Telefonos de Mexico SP ADR	81,118	2,666,349

		17,580,576

NETHERLANDS – 2.14%
Koninklijke KPN NV	545,201	9,436,102

		9,436,102

NEW ZEALAND – 0.19%
Telecom Corp of New Zealand Ltd.	244,986	826,009

		826,009

NORWAY – 0.99%
Telenor ASA[b]	218,760	4,357,246

		4,357,246

PORTUGAL – 1.01%
Portugal Telecom SGPS SP ADR	316,692	4,446,356

		4,446,356

SINGAPORE – 1.18%
Singapore Telecommunications Ltd.	1,932,550	5,233,488

		5,233,488

SOUTH KOREA – 0.60%
SK Telecom Co. Ltd. ADR	89,751	2,665,605

		2,665,605

SPAIN – 8.54%
Telefonica SA	1,350,786	37,709,629

		37,709,629

SWEDEN – 1.27%
TeliaSonera AB	623,010	5,609,839

		5,609,839

SWITZERLAND – 0.64%
Swisscom AG Registered	1,454	551,069
Swisscom AG SP ADR	60,438	2,272,469

		2,823,538

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
TAIWAN – 0.67%
Chunghwa Telecom Co. Ltd. ADR	159,630	$2,949,962

		2,949,962

UNITED KINGDOM – 16.08%
BT Group PLC	2,301,090	14,392,546
Cable & Wireless PLC	696,768	2,611,991
Vodafone Group PLC	15,012,312	53,983,114

		70,987,651

UNITED STATES – 32.41%
Alltel Corp.	99,612	6,940,964
AT&T Inc.	1,726,464	73,046,692
CenturyTel Inc.	31,560	1,458,703
Citizens Communications Co.	96,180	1,377,298
Embarq Corp.	43,086	2,395,582
Qwest Communications International Inc.[b]	453,330	4,152,503
Sprint Nextel Corp.	811,110	15,411,090
Verizon Communications Inc.	821,688	36,384,345
Windstream Corp.	134,970	1,905,776

		143,072,953

TOTAL COMMON STOCKS (Cost: $359,174,862)		437,807,092

PREFERRED STOCKS – 0.56%

BRAZIL – 0.56%
Brasil Telecom Participacoes SA ADR	13,011	970,881
Tele Norte Leste Participacoes SA ADR	66,641	1,496,757

		2,467,638

TOTAL PREFERRED STOCKS (Cost: $1,706,699)		2,467,638

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	64,039	64,039
BGI Cash Premier Fund LLC 5.37%[c,d,e]	235,296	235,296

		299,335

TOTAL SHORT-TERM INVESTMENTS (Cost: $299,335)		299,335

Value

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $361,180,896)	$440,574,065

Other Assets, Less Liabilities – 0.19%	846,413

NET ASSETS – 100.00%	$441,420,478

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 98.94%

AUSTRALIA – 0.47%
AGL Energy Ltd.	27,425	$385,161

		385,161

BRAZIL – 0.23%
Centrais Eletricas Brasileiras SA SP ADR	12,864	187,017

		187,017

CANADA – 0.46%
TransAlta Corp.	11,850	373,257

		373,257

CHILE – 0.69%
Empresa Nacional de Electricidad SA SP ADR	6,494	278,917
Enersis SA SP ADR	16,018	284,159

		563,076

FINLAND – 1.26%
Fortum OYJ	27,900	1,021,311

		1,021,311

FRANCE – 9.95%
Electricite de France	13,950	1,471,061
Suez SA	80,175	4,709,062
Veolia Environnement	22,200	1,906,617

		8,086,740

GERMANY – 14.32%
E.ON AG	43,250	7,975,126
RWE AG	29,225	3,665,798

		11,640,924

HONG KONG – 2.24%
CLP Holdings Ltd.	112,500	779,093
Hong Kong & China Gas Co. Ltd. (The)[a]	250,500	583,634
Hongkong Electric Holdings Ltd.	88,000	457,634

		1,820,361

ITALY – 3.95%
Enel SpA	260,050	2,936,451
Snam Rete Gas SpA	44,350	275,153

		3,211,604

Security	Shares	Value
JAPAN – 6.95%
Chubu Electric Power Co. Inc.	40,000	$1,034,648
Kansai Electric Power Co. Inc. (The)	47,500	1,084,098
Kyushu Electric Power Co. Inc.	23,000	607,921
Osaka Gas Co. Ltd.	130,000	455,506
Tokyo Electric Power Co. Inc. (The)	70,000	1,764,987
Tokyo Gas Co. Ltd.	152,000	707,038

		5,654,198

PORTUGAL – 1.08%
Energias de Portugal SA	150,106	875,240

		875,240

SPAIN – 10.51%
Endesa SA	37,600	2,143,726
Gas Natural SDG SA	19,705	1,109,729
Iberdrola SA	77,725	4,554,108
Union Fenosa SA	12,475	736,087

		8,543,650

UNITED KINGDOM – 11.06%
British Energy Group PLC	40,436	440,333
Centrica PLC	234,150	1,815,158
International Power PLC	98,400	904,645
National Grid PLC	168,700	2,694,615
Scottish & Southern Energy PLC	56,650	1,743,934
Severn Trent PLC	16,927	486,256
United Utilities PLC	63,329	903,163

		8,988,104

UNITED STATES – 35.77%
AES Corp. (The)[b]	42,700	855,708
Allegheny Energy Inc.[b]	10,475	547,423
Ameren Corp.	13,150	690,375
American Electric Power Co. Inc.	24,725	1,139,328
CenterPoint Energy Inc.	20,800	333,424
CMS Energy Corp.	15,525	261,130
Consolidated Edison Inc.	16,975	785,943
Constellation Energy Group Inc.	10,800	926,532
Dominion Resources Inc.	19,200	1,618,560
DTE Energy Co.	11,302	547,469
Duke Energy Corp.	79,300	1,482,117

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2007

Security	Shares	Value
Dynegy Inc. Class Ab	31,600	$291,984
Edison International	20,726	1,149,257
Entergy Corp.	11,600	1,256,164
Exelon Corp.	41,750	3,146,280
FirstEnergy Corp.	19,025	1,205,044
FPL Group Inc.	24,325	1,480,906
Integrys Energy Group Inc.	4,925	252,308
Nicor Inc.	3,350	143,715
NiSource Inc.	18,850	360,789
PG&E Corp.	22,175	1,059,965
Pinnacle West Capital Corp.	7,200	284,472
PPL Corp.	23,651	1,095,041
Progress Energy Inc.	15,875	743,744
Public Service Enterprise Group Inc.	15,932	1,401,857
Questar Corp.	10,956	575,519
Sempra Energy	16,275	945,903
Southern Co. (The)	46,825	1,698,811
TECO Energy Inc.	14,629	240,354
TXU Corp.	29,050	1,989,054
Xcel Energy Inc.	26,600	572,964

		29,082,140

TOTAL COMMON STOCKS (Cost: $74,736,798)		80,432,783

PREFERRED STOCKS – 0.77%

BRAZIL – 0.77%
Centrais Eletricas Brasileiras SA ADR	12,081	169,463
Companhia Energetica de Minas Gerais SP ADR	16,625	354,611
Companhia Paranaense de Energia SP ADR	6,175	98,491

		622,565

TOTAL PREFERRED STOCKS (Cost: $517,693)		622,565

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.71%

MONEY MARKET FUNDS – 0.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	40,181	$40,181
BGI Cash Premier Fund LLC 5.37%[c,d,e]	540,250	540,250

		580,431

TOTAL SHORT-TERM INVESTMENTS (Cost: $580,431)		580,431

TOTAL INVESTMENTS IN SECURITIES – 100.42% (Cost: $75,834,922)		81,635,779

Other Assets, Less Liabilities – (0.42)%		(343,581)

NET ASSETS – 100.00%		$81,292,198

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.22%

AUSTRIA – 0.40%
Erste Bank der Oesterreichischen Sparkassen AG	84,328	$6,410,102
OMV AG	50,091	3,336,025
Telekom Austria AG	86,062	2,245,913

		11,992,040

BELGIUM – 1.70%
AGFA-Gevaert NV	25,673	492,897
Belgacom SA	76,408	3,535,915
Delhaize Group	30,034	2,870,304
Dexia SA	261,620	7,902,616
Fortis[a]	412,946	12,127,149
Groupe Bruxelles Lambert SA	30,988	3,748,559
InBev	63,966	5,782,005
KBC Group NV	74,168	10,176,519
Solvay SA	20,936	3,030,113
UCB SA	30,557	1,798,236

		51,464,313

DENMARK – 0.76%
A.P. Moller-Maersk A/S	287	3,931,544
Danske Bank A/S	146,368	5,927,215
Novo Nordisk A/S Class B	69,025	8,309,839
Vestas Wind Systems A/Sb	59,888	4,718,964

		22,887,562

FINLAND – 2.19%
Fortum OYJ	138,252	5,060,872
Metso OYJ	39,146	2,688,933
Nokia OYJ	1,245,905	47,237,889
Sampo OYJ	111,145	3,384,169
Stora Enso OYJ Class R	201,483	3,914,123
UPM-Kymmene OYJ	164,964	3,978,876

		66,264,862

FRANCE – 15.13%
Accor SA	77,617	6,872,447
Air France-KLM	46,747	1,713,222
ALSTOM	33,960	6,885,591
AXA	574,256	25,627,361
BNP Paribas	296,673	32,377,643
Bouygues SA	84,958	7,308,584
Cap Gemini SA	46,470	2,856,293

Security	Shares	Value
Carrefour SA	190,500	$13,310,279
Casino Guichard-Perrachon SA	15,978	1,671,058
Christian Dior SA	17,200	2,195,128
Compagnie de Saint-Gobain	116,600	12,136,563
Compagnie Generale des Etablissements Michelin Class B	46,464	6,229,907
Credit Agricole SA	223,520	8,598,626
Dassault Systemes SA	29,194	1,910,670
Electricite de France	76,971	8,116,778
Essilor International SA	61,196	3,829,315
European Aeronautic Defence and Space Co.[a]	160,206	4,912,165
France Telecom SA	491,189	16,408,809
Groupe Danone	163,962	12,871,456
Hermes International	22,025	2,472,000
Lafarge SA	53,478	8,263,239
Lagardere SCA	38,970	3,308,091
L’Air Liquide SA	74,626	9,961,302
L’Oreal SA	82,983	10,857,313
LVMH Moet Hennessy Louis Vuitton SA	79,476	9,502,163
Pernod Ricard SA	32,648	7,105,237
PPR SA	22,578	4,236,501
PSA Peugeot Citroen SA	50,973	4,195,794
Publicis Groupe SA	44,982	1,844,928
Renault SA	60,492	8,742,236
Safran SA	65,469	1,576,297
Sanofi-Aventis	329,857	27,855,522
Schneider Electric SA	77,774	9,799,718
Societe Generale Class A	148,178	24,798,864
Societe Television Francaise 1	37,800	1,013,325
Sodexho Alliance SA	31,296	2,158,619
STMicroelectronics NV	226,355	3,795,328
Suez SA	401,608	23,588,364
Technip SA	30,125	2,686,210
Thales SA	28,134	1,644,843
Thomson	77,319	1,174,364
Total SA	756,210	61,321,820
Unibail-Rodamco	25,747	6,608,839
Valeo SA	27,118	1,504,840
Vallourec SA	17,043	4,896,016
Veolia Environnement	119,292	10,245,231

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2007

Security	Shares	Value
Vinci SA	143,874	$11,210,604
Vivendi SA	357,124	15,033,363

		457,232,866

GERMANY – 12.17%
Adidas AG	65,970	4,315,685
Allianz SE	139,700	32,552,793
ALTANA AG	18,288	439,540
BASF AG	163,433	22,545,345
Bayer AG	236,525	18,776,398
Bayerische Motoren Werke AG	107,923	6,942,022
Commerzbank AG	204,724	8,265,698
Continental AG	45,963	6,339,222
DaimlerChrysler AG Registered	324,012	32,550,465
Deutsche Bank AG	161,958	20,817,096
Deutsche Boerse AG	67,921	9,224,713
Deutsche Lufthansa AG	81,855	2,347,991
Deutsche Post AG	237,821	6,899,629
Deutsche Telekom AG	924,193	18,111,620
E.ON AG	218,496	40,289,782
Fresenius Medical Care AG & Co. KGaA	55,453	2,939,205
Hypo Real Estate Holding AG	42,477	2,409,098
Infineon Technologies AGb	240,987	4,143,481
Linde AG	35,463	4,392,271
MAN AG	35,394	5,136,746
Merck KGaA	19,063	2,293,544
METRO AG	47,396	4,269,383
Muenchener Rueckversicherungs- Gesellschaft AG	70,248	13,463,953
Puma AG	2,826	1,211,165
RWE AG	149,487	18,750,697
Salzgitter AG	11,437	2,240,359
SAP AG	282,466	16,490,155
Siemens AG	280,640	38,482,396
ThyssenKrupp AG	127,888	8,122,579
TUI AGb	87,492	2,344,200
Volkswagen AG	48,107	10,843,836

		367,951,067

GREECE – 0.41%
Hellenic Telecommunications Organization SA SP ADR	254,460	4,781,303
National Bank of Greece SA ADR	598,002	7,720,206

		12,501,509

Security	Shares	Value
IRELAND – 0.97%
Allied Irish Banks PLC	310,851	$7,515,305
Anglo Irish Bank Corp. PLC	278,472	5,251,344
Bank of Ireland	348,793	6,448,468
CRH PLC	174,483	6,910,727
Elan Corp. PLC[b]	145,505	3,050,147

		29,175,991

ITALY – 5.59%
Alleanza Assicurazioni SpA	157,933	2,096,682
Assicurazioni Generali SpA	374,007	16,414,250
Atlantia SpA	86,572	2,916,674
Banca Monte dei Paschi di Siena SpA[a]	481,076	2,943,608
Banca Popolare di Milano Scrl	84,836	1,249,929
Banco Popolare SpA[b]	239,368	5,347,954
Capitalia SpA	522,144	4,975,200
Enel SpA	1,195,567	13,500,188
Eni SpA	773,549	28,591,669
Fiat SpA	213,640	6,444,195
Finmeccanica SpA	90,932	2,641,986
Intesa Sanpaolo SpA	3,080,804	23,725,094
Luxottica Group SpA	63,111	2,142,411
Mediaset SpA	228,407	2,351,762
Mediobanca SpA	133,244	2,906,822
Mediolanum SpA[a]	80,338	566,693
Pirelli & C. SpA[b]	910,421	1,094,068
Saipem SpA	63,219	2,690,014
Seat Pagine Gialle SpA[a]	1,686,199	937,629
Snam Rete Gas SpA	242,438	1,504,117
Telecom Italia SpA	3,001,288	9,102,111
UniCredito Italiano SpA German	3,418,437	29,169,181
Unione di Banche Italiane ScpA	214,328	5,745,604

		169,057,841

NETHERLANDS – 5.89%
ABN AMRO Holding NV	585,085	30,745,305
Aegon NV	387,431	7,399,729
Akzo Nobel NV	90,133	7,408,957
Arcelor Mittal	247,358	19,485,104
ASML Holding NVb	156,501	5,174,704
Corporate Express NV	70,354	764,412
Heineken NV	75,468	4,939,180
ING Groep NV	685,842	30,363,274

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2007

Security	Shares	Value
Koninklijke Ahold NVb	385,583	$5,812,583
Koninklijke DSM NV	62,542	3,366,534
Koninklijke KPN NV	594,996	10,297,932
Koninklijke Philips Electronics NV	375,043	16,881,078
Randstad Holding NV	19,986	1,077,519
Reed Elsevier NV	264,981	5,019,545
Royal Numico NV	63,966	4,948,727
TNT NV	123,952	5,182,583
Unilever NV	522,023	16,072,852
Wolters Kluwer NV CVA	102,468	3,033,992

		177,974,010

NORWAY – 1.01%
DnB NOR ASA	264,473	4,033,735
Norsk Hydro ASA	224,976	9,729,701
Orkla ASA	274,944	4,883,048
Statoil ASA	201,213	6,818,736
Telenor ASA[b]	244,542	4,870,771
Tomra Systems ASA	23,672	170,263

		30,506,254

PORTUGAL – 0.68%
Banco Comercial Portugues SA Class R	1,286,487	5,324,070
Banco Espirito Santo SA	97,458	2,203,738
Brisa–Auto Estradas de Portugal SA	136,800	1,789,861
CIMPOR-Cimentos de Portugal SGPS SA	78,975	652,546
Energias de Portugal SA	714,868	4,168,263
Portugal Telecom SGPS SA	462,744	6,469,038

		20,607,516

SPAIN – 6.59%
Abertis Infraestructuras SAa	142,453	4,442,788
Acerinox SAa	62,496	1,875,340
Actividades de Construcciones y Servicios SA	78,905	4,342,711
Altadis SA	81,903	5,747,042
Banco Bilbao Vizcaya Argentaria SA	1,122,617	26,246,949
Banco Popular Espanol SA	335,994	5,757,898
Banco Sabadell SAa	369,601	3,547,989
Banco Santander SA	1,961,571	38,022,905
Bankinter SAa	157,845	2,269,485

Security	Shares	Value
Endesa SA	185,361	$10,568,171
Gas Natural SDG SA	113,902	6,414,635
Grupo Ferrovial SAa	20,409	1,722,614
Iberdrola SA	381,604	22,359,163
Industria de Diseno Textil SA	76,414	5,135,847
Repsol YPF SA	295,870	10,540,327
SacyrVallehermoso SAa	47,830	1,669,246
Telefonica SA	1,584,181	44,225,271
Union Fenosa SA	71,531	4,220,687

		199,109,068

SWEDEN – 3.48%
Assa Abloy AB Class B	109,482	2,263,581
Atlas Copco AB Class A	202,936	3,497,788
Boliden AB	92,964	1,972,362
Electrolux AB Series B	89,496	1,888,408
Hennes & Mauritz AB Class B	157,163	9,924,345
Holmen AB Class B	15,978	610,069
Investor AB Class B	130,470	3,337,860
Nordea Bank AB	677,268	11,757,089
Sandvik AB	329,982	7,052,042
Scania AB Class B	96,741	2,347,847
Securitas AB Class B	128,793	1,692,274
Skandinaviska Enskilda Banken AB Class A	165,100	5,346,759
Skanska AB Class B	119,982	2,369,390
SKF AB	119,982	2,517,766
Svenska Cellulosa AB Class B	197,612	3,673,313
Svenska Handelsbanken AB Class A	160,455	4,960,697
Swedbank AB	124,992	4,163,792
Swedish Match AB	96,957	2,008,369
Telefonaktiebolaget LM Ericsson AB Class B	4,739,166	18,900,841
TeliaSonera AB	670,397	6,036,532
Volvo AB Class A	164,102	2,841,132
Volvo AB Class B	344,628	5,979,934

		105,142,190

SWITZERLAND – 9.85%
ABB Ltd. Registered	723,392	18,985,789
Adecco SA Registered	39,671	2,338,083
Baloise Holding Registered	15,943	1,607,675

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2007

Security	Shares	Value
Ciba Specialty Chemicals AG Registered	25,400	$1,290,438
Clariant AG Registered[b]	82,252	1,007,555
Compagnie Financiere Richemont AG Class A	160,939	10,628,697
Credit Suisse Group Registered	320,344	21,197,219
Givaudan SA Registered	2,003	1,844,913
Holcim Ltd. Registered	64,008	7,046,250
Julius Baer Holding AG	70,612	5,261,748
Nestle SA Registered	126,150	56,477,016
Nobel Biocare Holding AG	8,375	2,260,074
Novartis AG Registered	867,377	47,704,993
Roche Holding AG	222,431	40,194,474
Roche Holding AG Bearer	15,539	3,237,624
Swatch Group AG (The) Class B	9,086	2,971,111
Swiss Life Holding[b]	10,467	2,705,901
Swiss Reinsurance Co. Registered	115,586	10,260,459
Swisscom AG Registered	9,465	3,587,253
Syngenta AG Registered	34,313	7,372,507
UBS AG Registered	674,979	36,169,907
Zurich Financial Services AG Registered	45,483	13,597,790

		297,747,476

UNITED KINGDOM – 32.40%
Aegis Group PLC	298,473	760,117
Alliance & Leicester PLC	117,477	1,895,587
Anglo American PLC	419,396	28,103,072
ARM Holdings PLC	495,501	1,554,644
Associated British Foods PLC	109,983	1,793,711
AstraZeneca PLC	479,371	23,918,073
Aviva PLC	805,636	12,080,428
BAE Systems PLC	1,093,806	10,997,478
Barclays PLC[c]	2,017,053	24,471,733
BBA Aviation PLC	128,483	598,133
BG Group PLC	1,062,015	18,304,870
BHP Billiton PLC	729,006	25,991,707
Biffa PLC	104,973	473,715
BP PLC	6,075,118	70,240,279
British Airways PLC[b]	195,471	1,526,266
British American Tobacco PLC	461,347	16,467,491
British Energy Group PLC	346,117	3,769,088
British Land Co. PLC	164,463	3,927,005

Security	Shares	Value
British Sky Broadcasting Group PLC	346,494	$4,906,210
BT Group PLC	2,596,593	16,240,818
Bunzl PLC	110,690	1,579,727
Cable & Wireless PLC	822,030	3,081,564
Cadbury Schweppes PLC	635,022	7,335,631
Capita Group PLC	182,055	2,685,387
Carnival PLC	60,185	2,861,902
Centrica PLC	1,109,535	8,601,245
Cobham PLC	351,471	1,389,175
Compass Group PLC	671,988	4,134,606
Cookson Group PLC	71,783	1,115,865
Daily Mail & General Trust PLC Class A	81,668	1,048,234
Diageo PLC	835,926	18,291,013
Drax Group PLC	112,488	1,397,982
DSG International PLC	560,878	1,542,651
Electrocomponents PLC	150,489	781,060
Emap PLC	39,632	709,742
Enterprise Inns PLC	185,991	2,243,258
Experian Group Ltd.	284,198	2,993,486
FirstGroup PLC	129,468	1,816,068
Friends Provident PLC	666,009	2,333,857
G4S PLC	345,492	1,421,854
GKN PLC	223,473	1,611,736
GlaxoSmithKline PLC	1,800,060	47,565,559
Hammerson PLC	89,496	2,136,962
Hays PLC	494,499	1,339,932
HBOS PLC	1,195,786	22,279,365
Home Retail Group PLC	267,987	2,035,153
HSBC Holdings PLC	3,735,076	68,829,348
IMI PLC	108,480	1,181,308
Imperial Chemical Industries PLC	362,493	4,815,184
Imperial Tobacco Group PLC	210,403	9,606,373
InterContinental Hotels Group PLC	100,909	1,995,221
International Power PLC	457,980	4,210,458
Invensys PLC[b]	262,977	1,662,246
INVESCO PLC	252,990	3,409,564
ITV PLC	990,775	2,071,038
J Sainsbury PLC	420,396	4,946,252
Johnson Matthey PLC	63,966	2,172,453
Kesa Electricals PLC	160,149	898,085

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2007

Security	Shares	Value
Kingfisher PLC	748,512	$2,726,666
Ladbrokes PLC	241,808	2,127,006
Land Securities Group PLC	149,487	5,122,654
Legal & General Group PLC	2,020,161	5,498,675
Lloyds TSB Group PLC	1,830,476	20,231,562
LogicaCMG PLC	554,276	1,707,997
Lonmin PLC	47,070	3,499,320
Man Group PLC	603,877	6,809,759
Marks & Spencer Group PLC	519,495	6,514,410
Misys PLC	176,309	793,839
Mitchells & Butlers PLC	130,598	1,625,711
National Grid PLC	823,512	13,153,812
Next PLC	69,365	2,775,540
Old Mutual PLC	1,705,053	5,568,485
Pearson PLC	249,003	3,842,845
Provident Financial PLC	46,241	842,229
Prudential PLC	757,229	11,593,695
Punch Taverns PLC	84,024	1,687,897
Rank Group PLC	194,148	639,798
Reckitt Benckiser PLC	185,484	10,853,168
Reed Elsevier PLC	399,492	5,029,933
Rentokil Initial PLC	379,297	1,289,738
Reuters Group PLC	418,977	5,488,666
Rexam PLC	169,974	1,909,825
Rio Tinto PLC	319,871	27,553,419
Rolls-Royce Group PLC[b]	577,030	6,142,573
Royal & Sun Alliance Insurance Group PLC	889,035	2,798,421
Royal Bank of Scotland Group PLC	3,017,341	32,273,743
Royal Dutch Shell PLC Class A	1,156,723	47,533,622
Royal Dutch Shell PLC Class B	871,840	35,738,014
SABMiller PLC	254,961	7,230,672
Sage Group PLC	404,502	2,054,100
Schroders PLC	37,467	1,058,744
Scottish & Newcastle PLC	222,003	2,765,801
Scottish & Southern Energy PLC	256,464	7,895,080
SEGRO PLC	133,825	1,361,879
Severn Trent PLC	69,957	2,009,629
Shire PLC	168,299	4,118,036
Smith & Nephew PLC	281,493	3,426,661
Smiths Group PLC	122,051	2,658,182
Standard Chartered PLC	371,490	12,109,682

Security	Shares	Value
Standard Life PLC	626,693	$3,683,548
Tate & Lyle PLC	148,485	1,217,627
Tesco PLC	2,458,088	21,997,577
3i Group PLC	119,313	2,423,531
Tomkins PLC	265,983	1,231,469
Trinity Mirror PLC	87,993	738,603
Unilever PLC	408,009	12,842,923
United Business Media PLC	76,769	1,083,107
United Utilities PLC	265,482	3,786,158
Vodafone Group PLC	16,613,928	59,742,402
WH Smith PLC	62,567	489,488
Whitbread PLC	68,072	2,249,495
William Hill PLC	145,980	1,913,848
William Morrison Supermarkets PLC	728,025	4,186,450
Wolseley PLC	179,493	3,022,428
WPP Group PLC	384,984	5,192,378
Xstrata PLC	199,211	13,166,180
Yell Group PLC	247,334	2,161,756

		979,341,425

TOTAL COMMON STOCKS (Cost: $2,091,652,708)		2,998,955,990

PREFERRED STOCKS – 0.24%

GERMANY – 0.24%
Henkel KGaA	53,950	2,769,005
Porsche AG	2,136	4,525,372

		7,294,377

TOTAL PREFERRED STOCKS (Cost: $3,317,301)		7,294,377

RIGHTS – 0.07%

BELGIUM – 0.07%
Fortis[b]	412,946	2,184,649

		2,184,649

ITALY – 0.00%
Capitalia SpA[d]	515,982	73

		73

TOTAL RIGHTS (Cost: $2,050,874)		2,184,722

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.86%

MONEY MARKET FUNDS – 0.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,e]	1,527,835	$1,527,835
BGI Cash Premier Fund LLC 5.37%[c,e,f]	24,239,073	24,239,073

		25,766,908

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,766,908)		25,766,908

TOTAL INVESTMENTS IN SECURITIES – 100.39% (Cost: $2,122,787,791)		3,034,201,997

Other Assets, Less Liabilities – (0.39)%		(11,648,934)

NET ASSETS – 100.00%		$3,022,553,063

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 62.87%

ARGENTINA – 3.04%
Grupo Financiero Galicia SA ADR[a]	511,872	$4,054,026
Petrobras Energia Participaciones SA SP ADR	649,760	6,530,088
Tenaris SA ADR	1,518,008	79,877,581

		90,461,695

BRAZIL – 26.77%
Centrais Eletricas Brasileiras SA SP ADR	1,296,544	18,849,157
Companhia Siderurgica Nacional SA SP ADR	1,166,344	82,250,579
Companhia Vale do Rio Doce ADR	9,112,760	309,195,947
Empresa Brasileira de Aeronautica SA ADR	782,688	34,375,657
Petroleo Brasileiro SA ADR	3,162,496	238,768,448
Unibanco – Uniao de Bancos Brasileiros SA GDR	869,240	114,348,522

		797,788,310

CHILE – 6.62%
Banco de Chile ADR	316,995	15,558,114
Banco Santander Chile SA ADR	636,120	32,168,588
Compania de Telecomunicaciones de Chile SA SP ADR	1,420,390	11,689,810
Distribucion y Servicio D&S SA ADR	709,304	21,513,190
Empresa Nacional de Electricidad SA SP ADR	1,193,145	51,245,578
Enersis SA SP ADR	2,039,308	36,177,324
Sociedad Quimica y Minera de Chile SA SP ADR	166,160	28,817,129

		197,169,733

MEXICO – 26.44%
Alfa SAB de CV Class Ab	2,306,400	15,608,511
America Movil SAB de CV Series Lb	96,819,200	308,928,213
Cemex SA de CV Series CPO[a,b]	41,267,246	123,824,571
Fomento Economico Mexicano SAB[b]	14,731,200	54,912,019
Grupo Carso SA de CV Series A1[b]	6,497,600	24,909,749

Security	Shares	Value
Grupo Modelo SAB de CV Series Cb	4,216,000	$20,215,085
Grupo Televisa SA Series CPO[b]	12,226,400	58,914,462
Kimberly-Clark de Mexico SA de CV Class Ab	4,935,200	22,476,527
Telefonos de Mexico SA de CV Series L	46,104,400	75,852,282
Wal-Mart de Mexico SAB de CV Series Vb	22,369,600	82,198,381

		787,839,800

TOTAL COMMON STOCKS (Cost: $1,442,910,026)		1,873,259,538

PREFERRED STOCKS – 36.86%

BRAZIL – 36.86%
Aracruz Celulose SA SP ADR	457,808	33,690,091
Banco Bradesco SA SP ADR	5,285,128	155,224,209
Banco Itau Holding Financiera SA ADR	3,583,600	181,401,832
Brasil Telecom Participacoes SA ADR	344,720	25,723,006
Centrais Eletricas Brasileiras SA ADR	1,045,072	14,659,434
Companhia de Bebidas das Americas ADR	1,423,520	104,102,018
Companhia Energetica de Minas Gerais SP ADR	1,872,608	39,942,729
Companhia Paranaense de Energia SP ADR[b]	728,624	11,621,553
Companhia Vale do Rio Doce SP ADR	12,223,424	347,756,413
Gerdau SA SP ADR	2,382,288	62,463,591
Petroleo Brasileiro SA SP ADR	1,229,766	79,565,860
Tele Norte Leste Participacoes SA ADR	1,878,633	42,194,097

		1,098,344,833

TOTAL PREFERRED STOCKS (Cost: $731,189,452)		1,098,344,833

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.58%

MONEY MARKET FUNDS – 1.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	2,227,592	$2,227,592
BGI Cash Premier Fund LLC 5.37%[c,d,e]	44,664,378	44,664,378

		46,891,970

TOTAL SHORT-TERM INVESTMENTS (Cost: $46,891,970)		46,891,970

TOTAL INVESTMENTS IN SECURITIES – 101.31% (Cost: $2,220,991,448)		3,018,496,341

Other Assets, Less Liabilities – (1.31)%		(38,907,337)

NET ASSETS – 100.00%		$2,979,589,004

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.39%

ADVERTISING – 0.24%
Dentsu Inc.	256	$725,610

		725,610

AGRICULTURE – 1.08%
Japan Tobacco Inc.	600	3,291,745

		3,291,745

AIRLINES – 0.49%
All Nippon Airways Co. Ltd.	224,000	872,512
Japan Airlines Corp.[a,b]	288,000	623,501

		1,496,013

AUTO MANUFACTURERS – 10.32%
Honda Motor Co. Ltd.	196,800	6,604,773
Nissan Motor Co. Ltd.	267,200	2,673,975
Suzuki Motor Corp.	46,400	1,371,647
Toyota Motor Corp.	350,400	20,655,671

		31,306,066

AUTO PARTS & EQUIPMENT – 1.41%
Bridgestone Corp.	78,400	1,731,392
Denso Corp.	60,600	2,281,424
NOK Corp.	12,800	273,773

		4,286,589

BANKS – 9.86%
Mitsubishi UFJ Financial Group Inc.[c]	1,280	11,162,370
Mizuho Financial Group Inc.	1,418	8,075,381
Nipponkoa Insurance Co. Ltd.	90,000	781,724
Shinsei Bank Ltd.	160,000	503,587
Sumitomo Mitsui Financial Group Inc.	999	7,773,812
Sumitomo Trust and Banking Co. Ltd. (The)	213,000	1,609,329

		29,906,203

BEVERAGES – 0.74%
Asahi Breweries Ltd.	52,800	803,373
Kirin Holdings Co. Ltd.	108,000	1,427,292

		2,230,665

BUILDING MATERIALS – 1.49%
Asahi Glass Co. Ltd.	128,000	1,719,428
Daikin Industries Ltd.	36,800	1,769,369
JS Group Corp.	30,400	528,098
Matsushita Electric Works Ltd.	43,000	517,802

		4,534,697

Security	Shares	Value
CHEMICALS – 3.18%
Asahi Kasei Corp.	144,000	$1,161,866
JSR Corp.	25,600	626,562
Mitsubishi Chemical Holdings Corp.	136,000	1,182,454
Mitsui Chemicals Inc.	93,000	922,601
Nitto Denko Corp.	20,800	965,717
Shin-Etsu Chemical Co. Ltd.	47,500	3,279,137
Sumitomo Chemical Co. Ltd.	176,000	1,507,282

		9,645,619

COMMERCIAL SERVICES – 0.62%
Dai Nippon Printing Co. Ltd.	80,000	1,142,112
Toppan Printing Co. Ltd.	73,000	750,850

		1,892,962

COMPUTERS – 1.03%
Fujitsu Ltd.	242,000	1,708,508
TDK Corp.	16,000	1,402,252

		3,110,760

COSMETICS & PERSONAL CARE – 1.08%
Kao Corp.	64,000	1,908,621
Shiseido Co. Ltd.	44,000	975,525
Uni-Charm Corp.	6,400	392,297

		3,276,443

DISTRIBUTION & WHOLESALE – 5.84%
ITOCHU Corp.	176,000	2,134,678
Marubeni Corp.	198,000	1,814,476
Mitsubishi Corp.	185,600	5,873,877
Mitsui & Co. Ltd.	208,000	5,045,603
Sumitomo Corp.	147,200	2,841,229

		17,709,863

DIVERSIFIED FINANCIAL SERVICES – 3.48%
Acom Co. Ltd.	11,040	245,728
Credit Saison Co. Ltd.	22,400	576,481
Daiwa Securities Group Inc.	176,000	1,674,077
Nikko Cordial Corp.	51,000	639,856
Nomura Holdings Inc.	251,200	4,206,505
ORIX Corp.	11,680	2,660,662
Promise Co. Ltd.	11,200	272,660
Takefuji Corp.	14,240	282,287

		10,558,256

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2007

Security	Shares	Value
ELECTRIC – 3.06%
Chubu Electric Power Co. Inc.	81,600	$2,110,681
Kansai Electric Power Co. Inc. (The)	96,000	2,191,019
Kyushu Electric Power Co. Inc.	51,200	1,353,284
Tokyo Electric Power Co. Inc. (The)	144,000	3,630,831

		9,285,815

ELECTRICAL COMPONENTS & EQUIPMENT – 4.47%
Fujikura Ltd.	45,000	284,441
Furukawa Electric Co. Ltd. (The)	80,000	390,906
Hitachi Ltd.	400,000	2,660,523
Mitsubishi Electric Corp.	240,000	3,004,825
SANYO Electric Co. Ltd.[a,b]	224,000	368,091
Sharp Corp.	108,000	1,957,832
Sumitomo Electric Industries Ltd.	91,200	1,451,080
Toshiba Corp.	368,000	3,433,152

		13,550,850

ELECTRONICS – 4.63%
Advantest Corp.	24,000	747,033
Fanuc Ltd.	23,800	2,423,145
Hirose Electric Co. Ltd.	4,400	534,435
Hoya Corp.	54,900	1,871,130
Keyence Corp.	4,510	999,913
Kyocera Corp.	20,800	1,947,711
Murata Manufacturing Co. Ltd.	25,600	1,842,960
NEC Corp.	256,000	1,241,995
NGK Insulators Ltd.	34,000	1,093,770
Secom Co. Ltd.	28,100	1,351,067

		14,053,159

ENGINEERING & CONSTRUCTION – 0.55%
Kajima Corp.	128,000	439,595
Obayashi Corp.	89,000	411,668
Shimizu Corp.	80,000	434,726
Taisei Corp.	128,000	370,595

		1,656,584

ENTERTAINMENT – 0.15%
Oriental Land Co. Ltd.	8,000	463,244

		463,244

FOOD – 0.60%
Ajinomoto Co. Inc.	64,000	801,287
Nippon Meat Packers Inc.	20,000	221,884
Nissin Food Products Co. Ltd.[b]	12,800	456,288
Yakult Honsha Co. Ltd.	14,400	327,401

		1,806,860

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.29%
Nippon Paper Group Inc.	112	$345,694
Oji Paper Co. Ltd.	112,000	541,425

		887,119

GAS – 0.74%
Osaka Gas Co. Ltd.	240,000	840,934
Tokyo Gas Co. Ltd.	304,000	1,414,076

		2,255,010

HAND & MACHINE TOOLS – 0.36%
SMC Corp.	8,000	1,094,118

		1,094,118

HEALTH CARE - PRODUCTS – 0.35%
Terumo Corp.	20,800	1,048,907

		1,048,907

HOME BUILDERS – 0.56%
Daiwa House Industry Co. Ltd.	64,000	834,117
Sekisui House Ltd.	70,000	880,059

		1,714,176

HOME FURNISHINGS – 3.74%
Matsushita Electric Industrial Co. Ltd.	257,000	4,815,328
Pioneer Corp.	20,800	254,812
Sony Corp.	129,600	6,276,329

		11,346,469

HOUSEWARES – 0.08%
TOTO Ltd.	32,000	231,761

		231,761

INSURANCE – 3.02%
Millea Holdings Inc.	100,400	4,032,935
Mitsui Sumitomo Insurance Co. Ltd.	176,000	2,064,287
Sompo Japan Insurance Inc.	112,000	1,283,450
T&D Holdings Inc.	28,800	1,770,343

		9,151,015

INTERNET – 0.79%
SoftBank Corp.	91,200	1,681,033
Yahoo! Japan Corp.	1,920	726,166

		2,407,199

IRON & STEEL – 4.75%
JFE Holdings Inc.	69,425	4,913,442
Kobe Steel Ltd.	336,000	1,253,263
Nippon Steel Corp.	736,000	5,292,110
Sumitomo Metal Industries Ltd.	505,000	2,941,790

		14,400,605

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2007

Security	Shares	Value
MACHINERY – 1.90%
Komatsu Ltd.	112,000	$3,758,814
Kubota Corp.	128,000	1,052,802
Toyota Industries Corp.	22,400	964,048

		5,775,664

MANUFACTURING – 2.46%
FUJIFILM Holdings Corp.	60,800	2,807,008
Kawasaki Heavy Industries Ltd.	192,000	751,206
Konica Minolta Holdings Inc.	64,000	1,083,406
Mitsubishi Heavy Industries Ltd.	432,000	2,820,780

		7,462,400

MEDIA – 0.09%
Nippon Television Network Corp.	2,080	267,471

		267,471

METAL FABRICATE & HARDWARE – 0.16%
NSK Ltd.	55,000	482,024

		482,024

MINING – 1.00%
Mitsubishi Materials Corp.	144,000	893,936
Mitsui Mining & Smelting Co. Ltd.	80,000	344,303
Sumitomo Metal Mining Co. Ltd.	74,000	1,795,070

		3,033,309

OFFICE & BUSINESS EQUIPMENT – 3.32%
Canon Inc.	153,550	8,370,721
Ricoh Co. Ltd.	80,000	1,690,214

		10,060,935

OIL & GAS – 0.61%
Nippon Oil Corp.	165,000	1,530,713
TonenGeneral Sekiyu K.K.	32,000	321,349

		1,852,062

PACKAGING & CONTAINERS – 0.13%
Toyo Seikan Kaisha Ltd.	20,800	391,532

		391,532

PHARMACEUTICALS – 4.79%
Astellas Pharma Inc.	58,328	2,794,308
Daiichi Sankyo Co. Ltd.	83,203	2,495,764
Eisai Co. Ltd.	33,000	1,557,971
Taisho Pharmaceutical Co. Ltd.	23,000	451,941
Takeda Pharmaceutical Co. Ltd.	102,800	7,221,875

		14,521,859

Security	Shares	Value
REAL ESTATE – 3.06%
Mitsubishi Estate Co. Ltd.	160,000	$4,576,794
Mitsui Fudosan Co. Ltd.	100,000	2,773,552
Sumitomo Realty & Development Co. Ltd.	55,000	1,931,922

		9,282,268

RETAIL – 1.45%
AEON Co. Ltd.	88,000	1,241,786
Marui Co. Ltd.	40,000	440,986
Seven & I Holdings Co. Ltd.	105,600	2,713,107

		4,395,879

SEMICONDUCTORS – 0.81%
Rohm Co. Ltd.	12,800	1,129,592
Tokyo Electron Ltd.	20,800	1,316,559

		2,446,151

TELECOMMUNICATIONS – 2.99%
Nippon Telegraph and Telephone Corp.	1,136	5,303,934
NTT Data Corp.	160	712,255
NTT DoCoMo Inc.	2,135	3,044,299

		9,060,488

TEXTILES – 0.77%
Kuraray Co. Ltd.	44,000	556,623
Teijin Ltd.	112,000	546,294
Toray Industries Inc.	156,000	1,236,987

		2,339,904

TOYS, GAMES & HOBBIES – 2.36%
Nintendo Co. Ltd.	13,800	7,175,064

		7,175,064

TRANSPORTATION – 4.49%
Central Japan Railway Co.	224	2,376,038
East Japan Railway Co.	443	3,489,614
Kintetsu Corp.	192,000	595,957
Mitsui O.S.K. Lines Ltd.	144,000	2,329,992
Nippon Express Co. Ltd.	112,000	556,032
Nippon Yusen Kabushiki Kaisha	140,000	1,365,735
Odakyu Electric Railway Co. Ltd.	64,000	412,329
Tokyu Corp.	112,000	730,340

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2007

Security	Shares	Value
West Japan Railway Co.	208	$991,036
Yamato Holdings Co. Ltd.	52,000	778,994

		13,626,067

TOTAL COMMON STOCKS (Cost: $268,276,669)		301,497,459

SHORT-TERM INVESTMENTS – 0.44%

MONEY MARKET FUNDS – 0.44%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	96,733	96,733
BGI Cash Premier Fund LLC 5.37%[d,e,f]	1,235,335	1,235,335

		1,332,068

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,332,068)		1,332,068

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $269,608,737)		302,829,527

Other Assets, Less Liabilities – 0.17%		519,844

NET ASSETS – 100.00%		$303,349,371

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

AUSTRALIA – 20.24%
Abacus Property Group	25,980	$44,143
APN/UKA European Retail Trust	30,292	35,921
Australand Property Group	21,192	43,509
Babcock & Brown Japan Property Trust	25,964	39,405
Centro Properties Group	28,232	184,131
Centro Retail Group	43,444	62,667
Centro Shopping America Trust	48,996	45,961
CFS Retail Property Trust	60,212	127,350
Charter Hall Group	16,116	41,217
Commonwealth Property Office Fund	53,588	78,959
DB RREEF Trust	95,780	170,369
FKP Property Group	7,828	47,937
Goodman Group	51,460	314,678
GPT Group	71,932	324,647
ING Industrial Fund	38,312	95,949
ING Office Fund	46,232	72,825
Lend Lease Corp. Ltd.	13,956	233,422
Macquarie CountryWide Trust	43,792	77,120
Macquarie DDR Trust	44,692	46,471
Macquarie Leisure Trust Group	14,516	43,676
Macquarie Office Trust	71,136	98,520
Mirvac Group	34,868	168,168
Mirvac Real Estate Investment Trust	37,636	47,961
Multiplex Group	22,064	97,823
Stockland	47,780	380,546
Sunland Group Ltd.	7,544	27,038
Tishman Speyer Office Fund	20,144	39,218
Valad Property Group	46,372	82,074
Westfield Group	68,156	1,308,828

		4,380,533

AUSTRIA – 3.19%
CA Immobilien Anlagen AGa	4,572	120,873
conwert Immobilien Invest AGa	5,156	95,031
Immoeast AGa	14,164	153,895
IMMOFINANZ AGa	13,134	163,437
Meinl European Land Ltd.[a]	8,464	120,371
Sparkassen Immobilien AGa	3,052	35,591

		689,198

Security	Shares	Value
BELGIUM – 0.62%
Befimmo SCA	536	$55,592
Cofinimmo	448	79,041

		134,633

CANADA – 3.07%
Artis Real Estate Investment Trust	800	14,282
Boardwalk Real Estate Investment Trust	1,056	50,319
Brookfield Properties Corp.	7,244	180,061
Calloway Real Estate Investment Trust	1,760	43,907
Canadian Real Estate Investment Trust	1,620	48,827
Chartwell Seniors Housing Real Estate Investment Trust	3,428	44,157
Dundee Real Estate Investment Trust	220	8,575
Extendicare Real Estate Investment Trust	960	14,385
H&R Real Estate Investment Trust	3,296	78,942
MI Developments Inc. Class A	2,164	71,734
RioCan Real Estate Investment Trust	4,392	109,833

		665,022

DENMARK – 0.15%
Jeudan A/S	88	10,074
TK Development[a]	1,212	23,008

		33,082

FINLAND – 0.37%
Citycon OYJ	6,468	41,117
Sponda OYJ	2,840	39,379

		80,496

FRANCE – 6.75%
Fonciere des Regions	776	113,405
GAGFAH SA	1,944	38,152
Gecina SA	604	102,218
Icade	1,044	75,869
Klepierre	2,244	128,386
Mercialys	1,136	43,846
Orco Property Group	296	44,638
ProLogis European Properties	4,140	69,769
Societe de la Tour Eiffel	272	47,695
Societe Immobiliere de Location pour l’Industrie et le Commerce	400	67,052
Unibail-Rodamco	2,844	730,009

		1,461,039

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

September 30, 2007

Security	Shares	Value
GERMANY – 1.48%
Alstria Office AG	544	$10,057
Colonia Real Estate AGa	528	20,387
Deutsche EuroShop AG	1,648	60,702
Deutsche Wohnen AG	968	41,478
DIC Asset AG	1,300	45,943
IVG Immobilien AG	3,192	118,663
PATRIZIA Immobilien AG	696	10,631
Vivacon AG	488	12,666

		320,527

HONG KONG – 18.12%
Champion REIT	72,000	40,965
Cheung Kong (Holdings) Ltd.	48,000	792,107
Chinese Estates Holdings Ltd.	24,000	38,555
Coastal Greenland Ltd.	38,000	10,223
Great Eagle Holdings Ltd.	12,000	45,568
Hang Lung Development Co. Ltd.	32,000	182,065
Hang Lung Properties Ltd.	72,000	322,527
Henderson Investment Ltd.	36,000	59,779
Henderson Land Development Co. Ltd.	28,000	222,201
HKR International Ltd.	38,400	30,152
Hongkong Land Holdings Ltd.	48,000	216,960
Hopson Development Holdings Ltd.[b]	16,000	53,343
Hysan Development Co. Ltd.	24,000	66,575
K. Wah International Holdings Ltd.	68,000	42,190
Kerry Properties Ltd.	18,000	138,325
Kowloon Development Co. Ltd.	20,000	51,077
Lai Sun Development Co. Ltd.	407,172	14,413
Link REIT (The)	76,000	167,288
Miramar Hotel & Investment Co. Ltd.	24,000	38,926
Neo-China Group (Holdings) Ltd.	120,000	30,739
New World China Land Ltd.	40,000	38,359
Shui On Land Ltd.	70,000	85,240
Shun Tak Holdings Ltd.	32,000	51,571
Sino Land Co. Ltd.	64,000	159,328
SRE Group Ltd.	56,000	24,220
Sun Hung Kai Properties Ltd.	48,000	809,407
Tian An China Investments Co. Ltd.	48,000	58,697
Tomson Group Ltd.	20,000	9,963
Wheelock and Co. Ltd.	28,000	77,131
Wheelock Properties Ltd.	40,000	44,383

		3,922,277

Security	Shares	Value
ITALY – 0.70%
Beni Stabili SpA	31,484	$39,357
Immobiliare Grande Distribuzione SpA	9,908	38,749
Immobiliare Lombarda SpA	40,732	9,946
Pirelli & C. Real Estate SpA	912	46,497
Risanamento SpA[a]	2,228	16,777

		151,326

JAPAN – 22.30%
Aeon Mall Co. Ltd.	3,200	97,657
DA Office Investment Corp.	8	52,445
Daibiru Corp.	3,200	40,231
Frontier Real Estate Investment Corp.	8	63,366
Fukuoka REIT Corp.	8	66,078
Global One Real Estate Investment Corp.	4	46,603
Hankyu REIT Inc.	8	64,409
Heiwa Real Estate Co. Ltd.	6,000	41,421
Japan Excellent Inc.	8	69,208
Japan Logistics Fund Inc.	8	61,557
Japan Prime Realty Investment Corp.	16	66,635
Japan Real Estate Investment Corp.	12	143,981
Japan Retail Fund Investment Corp.	12	104,334
Kenedix Realty Investment Corp.	8	55,645
Leopalace21 Corp.	4,400	144,225
MID REIT Inc.	8	38,047
Mitsubishi Estate Co. Ltd.	40,000	1,144,199
Mitsui Fudosan Co. Ltd.	28,000	776,594
MORI TRUST Sogo Reit Inc.	8	95,292
New City Residence Investment Corp.	12	65,731
Nippon Accommodations Fund Inc.	4	23,753
Nippon Building Fund Inc.	12	174,238
Nippon Commercial Investment Corp.	12	52,063
Nippon Residential Investment Corp.	8	46,255
Nomura Real Estate Holdings Inc.	1,600	46,742
Nomura Real Estate Office Fund Inc.	8	83,467
NTT Urban Development Corp.	36	74,495
ORIX JREIT Inc.	8	54,532
Pacific Management Corp.	16	19,893
Premier Investment Co.	8	57,801
re-plus residential investment inc.	4	15,546
Shoei Co. Ltd.	2,400	36,955
Sumitomo Realty & Development Co. Ltd.	12,000	421,510

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

September 30, 2007

Security	Shares	Value
SURUGA CORP.	1,200	$21,910
TOC Co. Ltd.	2,000	18,380
Tokyo Tatemono Co. Ltd.	8,000	101,900
Tokyu Land Corp.	16,000	160,396
TOKYU REIT Inc.	8	77,903
Top REIT Inc.	8	46,603
United Urban Investment Corp.	8	55,019

		4,827,019

NETHERLANDS – 1.90%
Corio NV	1,560	132,891
Eurocommercial Properties NV	1,036	57,461
Nieuwe Steen Investments NV	1,275	35,413
Plaza Centers NVa	2,728	9,990
VastNed Offices/Industrial NV	1,220	38,465
VastNed Retail NV	704	56,517
Wereldhave NV	672	80,708

		411,445

NEW ZEALAND – 0.31%
Kiwi Income Property Trust	61,284	67,144

		67,144

NORWAY – 0.19%
Norwegian Property ASA	3,408	40,854

		40,854

SINGAPORE – 6.16%
Allgreen Properties Ltd.	36,000	46,563
Ascendas Real Estate Investment Trust	32,000	58,850
Ascott Group Ltd. (The)	36,000	39,530
CapitaCommercial Trust	28,000	53,569
CapitaLand Ltd.	60,000	329,415
CapitaMall Trust Management Ltd.	32,000	84,072
CDL Hospitality Trusts	20,000	30,988
City Developments Ltd.	20,000	218,263
GuocoLand Ltd.[b]	8,000	27,485
Keppel Land Ltd.[b]	12,000	67,096
Macquarie MEAG Prime REIT	36,000	29,587
Mapletree Logistics Trust	48,000	40,419
SC Global Developments Ltd.	4,000	15,629
Singapore Land Ltd.	8,000	54,970
Suntec REIT	44,000	57,799
United Industrial Corp. Ltd.	24,000	49,473

Security	Shares	Value
UOL Group Ltd.	16,000	$56,048
Wheelock Properties (Singapore) Ltd.	12,000	22,069
Wing Tai Holdings Ltd.	20,000	52,006

		1,333,831

SPAIN – 1.24%
Inmobiliaria Colonial SAa	25,400	141,601
Metrovacesa SA	940	106,611
Riofisa SAa	332	21,006

		269,218

SWEDEN – 1.40%
Castellum AB	6,724	83,413
Fabege AB	5,868	69,619
Hufvudstaden AB Class A	3,812	40,954
Kungsleden AB	5,356	68,719
Lennart Wallenstam Byggnads AB Class B	1,912	39,310

		302,015

SWITZERLAND – 0.96%
Allreal Holding AG	368	43,031
Mobimo Holding AGa	264	41,808
PSP Swiss Property AGa	1,496	79,141
Swiss Prime Site AGa	756	42,841

		206,821

UNITED KINGDOM – 10.73%
Big Yellow Group PLC	4,072	41,460
British Land Co. PLC	18,124	432,760
Brixton PLC	8,000	59,042
Capital & Regional PLC	2,588	38,807
Derwent London PLC	2,668	91,101
Development Securities PLC	3,384	37,092
Grainger PLC	4,048	36,906
Great Portland Estates PLC	5,760	70,117
Hammerson PLC	9,928	237,058
Helical Bar PLC	4,544	42,285
Land Securities Group PLC	16,344	560,080
Liberty International PLC	9,576	222,605
Local Shopping REIT PLC (The)	4,596	12,524
Marylebone Warwick Balfour Group PLC	1,816	9,971
Minerva PLC[a]	6,712	30,939
Quintain Estates and Development PLC	4,404	66,396
Safestore Holdings Ltd.	4,828	18,123

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

September 30, 2007

Security	Shares	Value
SEGRO PLC	15,132	$153,992
Shaftesbury PLC	4,716	47,608
St. Modwen Properties PLC	3,368	32,611
UNITE Group PLC	5,536	40,745
Workspace Group PLC	6,172	39,830

		2,322,052

TOTAL COMMON STOCKS (Cost: $20,255,034)		21,618,532

SHORT-TERM INVESTMENTS – 0.83%

MONEY MARKET FUNDS – 0.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	104,004	104,004
BGI Cash Premier Fund LLC 5.37%[c,d,e]	75,350	75,350

		179,354

TOTAL SHORT-TERM INVESTMENTS (Cost: $179,354)		179,354

TOTAL INVESTMENTS IN SECURITIES – 100.71% (Cost: $20,434,388)		21,797,886

Other Assets, Less Liabilities – (0.71)%		(154,442)

NET ASSETS – 100.00%		$21,643,444

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2007

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund	Global Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$691,787,922	$28,534,229	$66,151,340	$722,901,336
Affiliated issuers (Note 2)	12,160,515	135,999	132,759	689,671

Total cost of investments	$703,948,437	$28,670,228	$66,284,099	$723,591,007

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$866,824,347	$32,657,355	$71,834,984	$949,757,275
Affiliated issuers (Note 2)	12,631,801	135,999	132,759	689,671

Total value of investments	879,456,148	32,793,354	71,967,743	950,446,946
Foreign currencies, at value[b]	2,577,854	39,864	60,682	828,460
Receivables:
Investment securities sold	–	–	–	1,690,234
Dividends and interest	1,803,223	56,684	178,051	664,179
Capital shares sold	–	–	59,263	247,486

Total Assets	883,837,225	32,889,902	72,265,739	953,877,305

LIABILITIES
Payables:
Investment securities purchased	–	–	–	2,139,899
Collateral for securities on loan (Note 5)	4,725,321	123,441	90,475	–
Investment advisory fees (Note 2)	279,123	12,607	24,215	355,994

Total Liabilities	5,004,444	136,048	114,690	2,495,893

NET ASSETS	$878,832,781	$32,753,854	$72,151,049	$951,381,412

Net assets consist of:
Paid-in capital	$701,481,318	$28,387,915	$65,665,246	$684,565,406
Undistributed net investment income	13,082,198	341,619	727,211	10,018,430
Undistributed net realized gain (accumulated net realized loss)	(11,266,979)	(99,669)	72,519	29,925,788
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	175,536,244	4,123,989	5,686,073	226,871,788

NET ASSETS	$878,832,781	$32,753,854	$72,151,049	$951,381,412

Shares outstanding[c]	10,600,000	550,000	1,200,000	6,900,000

Net asset value per share	$82.91	$59.55	$60.13	$137.88

[a]	Securities on loan with market values of $3,517,627, $119,371, $85,777 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,565,958, $39,317, $60,081 and $819,704, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

	iShares S&P
	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund	Global Materials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$246,401,572	$676,299,736	$136,268,692	$269,358,390
Affiliated issuers (Note 2)	4,910,599	55,533	435,879	3,190,395

Total cost of investments	$251,312,171	$676,355,269	$136,704,571	$272,548,785

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$278,269,458	$736,886,779	$142,565,439	$310,589,696
Affiliated issuers (Note 2)	4,955,855	55,533	435,879	3,190,395

Total value of investments	283,225,313	736,942,312	143,001,318	313,780,091
Foreign currencies, at value[b]	73,383	459,191	111,825	770,536
Receivables:
Investment securities sold	818,946	–	–	–
Due from custodian (Note 4)	–	–	–	275,780
Dividends and interest	911,778	1,567,049	312,933	362,466
Capital shares sold	–	–	300,080	464,702

Total Assets	285,029,420	738,968,552	143,726,156	315,653,575

LIABILITIES
Payables:
Investment securities purchased	440,409	–	–	506,417
Collateral for securities on loan (Note 5)	1,151,044	–	362,192	2,936,502
Investment advisory fees (Note 2)	109,043	289,419	44,582	85,518

Total Liabilities	1,700,496	289,419	406,774	3,528,437

NET ASSETS	$283,328,924	$738,679,133	$143,319,382	$312,125,138

Net assets consist of:
Paid-in capital	$232,961,435	$649,027,030	$136,440,471	$264,583,239
Undistributed net investment income	6,474,962	10,570,554	649,140	1,875,205
Undistributed net realized gain (accumulated net realized loss)	11,953,054	18,464,271	(69,087)	4,418,768
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	31,939,473	60,617,278	6,298,858	41,247,926

NET ASSETS	$283,328,924	$738,679,133	$143,319,382	$312,125,138

Shares outstanding[c]	3,150,000	12,300,000	2,150,000	3,950,000

Net asset value per share	$89.95	$60.06	$66.66	$79.02

[a]	Securities on loan with market values of $1,098,705, $–, $346,892 and $2,795,939, respectively. See Note 5.
[b]	Cost of foreign currencies: $73,205, $454,746, $111,098 and $755,948, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

	iShares S&P
	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund	Europe 350 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$315,512,046	$360,881,561	$75,254,491	$2,075,945,800
Affiliated issuers (Note 2)	1,279,207	299,335	580,431	46,841,991

Total cost of investments	$316,791,253	$361,180,896	$75,834,922	$2,122,787,791

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$353,701,366	$440,274,730	$81,055,348	$2,983,963,356
Affiliated issuers (Note 2)	1,279,207	299,335	580,431	50,238,641

Total value of investments	354,980,573	440,574,065	81,635,779	3,034,201,997
Foreign currencies, at value[b]	635,029	415,579	107,244	6,959,468
Receivables:
Investment securities sold	1,461,199	1,755,916	–	2,055,188
Due from custodian (Note 4)	299,701	7,343	–	–
Dividends and interest	180,365	487,512	134,613	6,503,422
Capital shares sold	793,893	274,339	33,417	–

Total Assets	358,350,760	443,514,754	81,911,053	3,049,720,075

LIABILITIES
Payables:
Investment securities purchased	2,283,627	1,717,046	51,001	1,506,430
Collateral for securities on loan (Note 5)	1,107,149	235,296	540,250	24,239,073
Investment advisory fees (Note 2)	113,164	141,934	27,604	1,421,509

Total Liabilities	3,503,940	2,094,276	618,855	27,167,012

NET ASSETS	$354,846,820	$441,420,478	$81,292,198	$3,022,553,063

Net assets consist of:
Paid-in capital	$317,535,959	$358,213,240	$74,499,344	$2,015,474,588
Undistributed net investment income	816,009	6,715,180	1,016,225	59,837,895
Undistributed net realized gain (accumulated net realized loss)	(1,695,485)	(2,919,861)	(25,465)	35,626,841
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	38,190,337	79,411,919	5,802,094	911,613,739

NET ASSETS	$354,846,820	$441,420,478	$81,292,198	$3,022,553,063

Shares outstanding[c]	5,300,000	5,700,000	1,250,000	25,400,000

Net asset value per share	$66.95	$77.44	$65.03	$119.00

[a]	Securities on loan with market values of $1,024,574, $221,899, $514,191 and $23,045,984, respectively. See Note 5.
[b]	Cost of foreign currencies: $634,040, $407,651, $107,106 and $6,917,016, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

	iShares S&P
	Latin America 40 Index Fund	/TOPIX 150 Index Fund	World ex-U.S. Property Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,174,099,478	$268,276,669	$20,255,034
Affiliated issuers (Note 2)	46,891,970	1,332,068	179,354

Total cost of investments	$2,220,991,448	$269,608,737	$20,434,388

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,971,604,371	$301,497,459	$21,618,532
Affiliated issuers (Note 2)	46,891,970	1,332,068	179,354

Total value of investments	3,018,496,341	302,829,527	21,797,886
Foreign currencies, at value[b]	1,463,268	286,509	14,767
Receivables:
Investment securities sold	–	–	360,919
Dividends and interest	5,398,910	1,588,308	36,462

Total Assets	3,025,358,519	304,704,344	22,210,034

LIABILITIES
Payables:
Investment securities purchased	–	–	436,087
Collateral for securities on loan (Note 5)	44,664,378	1,235,335	75,350
Distribution to shareholders	–	–	49,601
Investment advisory fees (Note 2)	1,105,137	119,638	5,552

Total Liabilities	45,769,515	1,354,973	566,590

NET ASSETS	$2,979,589,004	$303,349,371	$21,643,444

Net assets consist of:
Paid-in capital	$2,042,597,694	$252,076,317	$20,278,533
Undistributed net investment income	24,778,665	2,414,990	11,199
Undistributed net realized gain (accumulated net realized loss)	114,702,340	15,647,263	(10,342)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	797,510,305	33,210,801	1,364,054

NET ASSETS	$2,979,589,004	$303,349,371	$21,643,444

Shares outstanding[c]	12,400,000	2,400,000	400,000

Net asset value per share	$240.29	$126.40	$54.11

[a]	Securities on loan with market values of $42,329,417, $1,165,060 and $70,873, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,457,856, $287,604 and $14,466, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund	Global Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,337,276	$328,815	$739,811	$9,514,444
Dividends from affiliated issuers (Note 2)	136,617	–	–	–
Interest from affiliated issuers (Note 2)	18,742	527	1,603	14,065
Securities lending income from unaffiliated issuers	–	12	–	97
Securities lending income from affiliated issuers (Note 2)	310	1,596	210	66

Total investment income	11,492,945	330,950	741,624	9,528,672

EXPENSES
Investment advisory fees (Note 2)	1,550,330	79,391	116,265	2,019,132

Total expenses	1,550,330	79,391	116,265	2,019,132

Net investment income	9,942,615	251,559	625,359	7,509,540

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	1,991,248	(40,187)	136,309	601,545
In-kind redemptions	–	–	–	35,529,988
Foreign currency transactions	56,032	1,551	1,153	(93,601)

Net realized gain (loss)	2,047,280	(38,636)	137,462	36,037,932

Net change in unrealized appreciation (depreciation) on:
Investments	76,272,682	142,517	3,136,286	129,666,802
Short positions	(5,220)	–	–	–
Translation of assets and liabilities in foreign currencies	8,098	664	1,957	8,447

Net change in unrealized appreciation (depreciation)	76,275,560	143,181	3,138,243	129,675,249

Net realized and unrealized gain	78,322,840	104,545	3,275,705	165,713,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,265,455	$356,104	$3,901,064	$173,222,721

[a]	Net of foreign withholding tax of $955,764, $25,261, $25,544 and $660,398, respectively.

See notes to financial statements.

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares S&P
	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund	Global Materials Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,731,292	$7,520,002	$723,081	$1,963,621
Dividends from affiliated issuers (Note 2)	61,241	–	–	–
Interest from affiliated issuers (Note 2)	6,702	13,775	1,519	4,266
Securities lending income from unaffiliated issuers	485	117	197	–
Securities lending income from affiliated issuers (Note 2)	3,231	–	2,241	3,444

Total investment income	5,802,951	7,533,894	727,038	1,971,331

EXPENSES
Investment advisory fees (Note 2)	758,810	1,882,705	154,558	434,525

Total expenses	758,810	1,882,705	154,558	434,525

Net investment income	5,044,141	5,651,189	572,480	1,536,806

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(764,108)	(2,825,215)	(73,881)	(425,427)
Investments in affiliated issuers (Note 2)	177,092	–	–	–
In-kind redemptions	13,209,374	28,967,164	–	4,919,007
Foreign currency transactions	51,494	44,903	4,992	28,447

Net realized gain (loss)	12,673,852	26,186,852	(68,889)	4,522,027

Net change in unrealized appreciation (depreciation) on:
Investments	(16,165,886)	2,424,846	4,287,510	34,691,981
Translation of assets and liabilities in foreign currencies	11,283	3,032	2,052	15,695

Net change in unrealized appreciation (depreciation)	(16,154,603)	2,427,878	4,289,562	34,707,676

Net realized and unrealized gain (loss)	(3,480,751)	28,614,730	4,220,673	39,229,703

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,563,390	$34,265,919	$4,793,153	$40,766,509

[a]	Net of foreign withholding tax of $473,042, $349,186, $23,253 and $151,445, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares S&P
	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund	Europe 350 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$ 1,297,959	$ 6,726,674	$1,039,547	$ 57,898,465
Dividends from affiliated issuers (Note 2)	–	–	–	462,732
Interest from affiliated issuers (Note 2)	6,856	6,000	1,311	24,824
Securities lending income from unaffiliated issuers	36	76	627	37,075
Securities lending income from affiliated issuers (Note 2)	1,411	1,129	609	84,583

Total investment income	1,306,262	6,733,879	1,042,094	58,507,679

EXPENSES
Investment advisory fees (Note 2)	562,737	733,800	136,916	8,527,391

Total expenses	562,737	733,800	136,916	8,527,391

Net investment income	743,525	6,000,079	905,178	49,980,288

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(987,261)	(243,819)	5,369	4,820,113
Investments in affiliated issuers (Note 2)	–	–	–	451,834
In-kind redemptions	1,903,759	–	–	53,584,912
Foreign currency transactions	2,206	47,150	(2,041)	339,048

Net realized gain (loss)	918,704	(196,669)	3,328	59,195,907

Net change in unrealized appreciation (depreciation) on:
Investments	35,237,180	45,654,468	2,622,986	153,205,662
Short positions	303	–	–	–
Translation of assets and liabilities in foreign currencies	627	16,188	1,142	65,029

Net change in unrealized appreciation (depreciation)	35,238,110	45,670,656	2,624,128	153,270,691

Net realized and unrealized gain	36,156,814	45,473,987	2,627,456	212,466,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,900,339	$51,474,066	$3,532,634	$262,446,886

[a]	Net of foreign withholding tax of $120,871, $507,923, $75,412 and $6,701,633, respectively.

See notes to financial statements.

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares S&P
	Latin America 40 Index Fund	/TOPIX 150 Index Fund	World ex-U.S. Property Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$ 26,052,354	$ 2,033,529	$ 70,312
Interest from affiliated issuers (Note 2)	63,908	3,378	136
Securities lending income from unaffiliated issuers	88,843	1,480	–
Securities lending income from affiliated issuers (Note 2)	176,206	6,252	77

Total investment income	26,381,311	2,044,639	70,525

EXPENSES
Investment advisory fees (Note 2)	5,916,438	853,784	9,725

Total expenses	5,916,438	853,784	9,725

Net investment income	20,464,873	1,190,855	60,800

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,096,912)	(372,570)	(10,288)
In-kind redemptions	126,731,361	18,869,291	–
Foreign currency transactions	4,268	(63,287)	(54)

Net realized gain (loss)	125,638,717	18,433,434	(10,342)

Net change in unrealized appreciation (depreciation) on:
Investments	521,872,315	(25,377,511)	1,363,498
Translation of assets and liabilities in foreign currencies	4,816	(6,384)	556

Net change in unrealized appreciation (depreciation)	521,877,131	(25,383,895)	1,364,054

Net realized and unrealized gain (loss)	647,515,848	(6,950,461)	1,353,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$667,980,721	$(5,759,606)	$1,414,512

[a]	For the period from July 30, 2007 (commencement of operations) to September 30, 2007.
[b]	Net of foreign withholding tax of $2,096,158, $152,478 and $5,911, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Consumer Discretionary Sector Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Period from September 12, 2006[a] to March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,942,615	$12,632,032	$251,559	$186,521
Net realized gain (loss)	2,047,280	(1,683,464)	(38,636)	(56,864)
Net change in unrealized appreciation (depreciation)	76,275,560	63,531,234	143,181	3,980,808

Net increase in net assets resulting from operations	88,265,455	74,479,802	356,104	4,110,465

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(11,129,468)	–	(100,630)

Total distributions to shareholders	–	(11,129,468)	–	(100,630)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	109,793,763	157,093,925	–	28,387,915

Net increase in net assets from capital share transactions	109,793,763	157,093,925	–	28,387,915

INCREASE IN NET ASSETS	198,059,218	220,444,259	356,104	32,397,750

NET ASSETS
Beginning of period	680,773,563	460,329,304	32,397,750	–

End of period	$878,832,781	$680,773,563	$32,753,854	$32,397,750

Undistributed net investment income included in net assets at end of period	$13,082,198	$3,139,583	$341,619	$90,060

SHARES ISSUED
Shares sold	1,400,000	2,200,000	–	550,000

Net increase in shares outstanding	1,400,000	2,200,000	–	550,000

[a]	Commencement of operations.

See notes to financial statements.

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Staples Sector Index Fund		iShares S&P Global Energy Sector Index Fund
	Six months ended September 30, 2007 (Unaudited)	Period from September 12, 2006[a] to March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$625,359	$238,344	$7,509,540	$12,152,438
Net realized gain (loss)	137,462	(63,184)	36,037,932	42,663,519
Net change in unrealized appreciation (depreciation)	3,138,243	2,547,830	129,675,249	21,372,053

Net increase in net assets resulting from operations	3,901,064	2,722,990	173,222,721	76,188,010

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(138,251)	–	(10,987,488)

Total distributions to shareholders	–	(138,251)	–	(10,987,488)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,671,330	27,993,916	135,769,068	136,878,647
Cost of shares redeemed	–	–	(114,284,930)	(130,819,328)

Net increase in net assets from capital share transactions	37,671,330	27,993,916	21,484,138	6,059,319

INCREASE IN NET ASSETS	41,572,394	30,578,655	194,706,859	71,259,841

NET ASSETS
Beginning of period	30,578,655	–	756,674,553	685,414,712

End of period	$72,151,049	$30,578,655	$951,381,412	$756,674,553

Undistributed net investment income included in net assets at end of period	$727,211	$101,852	$10,018,430	$2,508,890

SHARES ISSUED AND REDEEMED
Shares sold	650,000	550,000	1,050,000	1,300,000
Shares redeemed	–	–	(950,000)	(1,250,000)

Net increase in shares outstanding	650,000	550,000	100,000	50,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,044,141	$5,063,512	$5,651,189	$9,438,037
Net realized gain	12,673,852	4,333,610	26,186,852	18,304,112
Net change in unrealized appreciation (depreciation)	(16,154,603)	21,657,807	2,427,878	18,520,933

Net increase in net assets resulting from operations	1,563,390	31,054,929	34,265,919	46,263,082

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(4,181,676)	–	(6,276,335)

Total distributions to shareholders	–	(4,181,676)	–	(6,276,335)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	163,603,217	17,869,741	363,731,502
Cost of shares redeemed	(39,465,228)	(11,140,596)	(113,942,987)	(91,645,736)

Net increase (decrease) in net assets from capital share transactions	(39,465,228)	152,462,621	(96,073,246)	272,085,766

INCREASE (DECREASE) IN NET ASSETS	(37,901,838)	179,335,874	(61,807,327)	312,072,513

NET ASSETS
Beginning of period	321,230,762	141,894,888	800,486,460	488,413,947

End of period	$283,328,924	$321,230,762	$738,679,133	$800,486,460

Undistributed net investment income included in net assets at end of period	$6,474,962	$1,430,821	$10,570,554	$4,919,365

SHARES ISSUED AND REDEEMED
Shares sold	–	1,950,000	300,000	6,500,000
Shares redeemed	(450,000)	(150,000)	(1,900,000)	(1,700,000)

Net increase (decrease) in shares outstanding	(450,000)	1,800,000	(1,600,000)	4,800,000

See notes to financial statements.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Industrials Sector Index Fund		iShares S&P Global Materials Sector Index Fund
	Six months ended September 30, 2007 (Unaudited)	Period from September 12, 2006[a] to March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Period from September 12, 2006[a] to March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$572,480	$217,276	$1,536,806	$418,201
Net realized gain (loss)	(68,889)	1,707,864	4,522,027	1,106,985
Net change in unrealized appreciation (depreciation)	4,289,562	2,009,296	34,707,676	6,540,250

Net increase in net assets resulting from operations	4,793,153	3,934,436	40,766,509	8,065,436

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(143,986)	–	(81,268)

Total distributions to shareholders	–	(143,986)	–	(81,268)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	121,052,643	27,968,635	213,876,707	75,310,557
Cost of shares redeemed	–	(14,285,499)	(17,308,909)	(8,503,894)

Net increase in net assets from capital share transactions	121,052,643	13,683,136	196,567,798	66,806,663

INCREASE IN NET ASSETS	125,845,796	17,473,586	237,334,307	74,790,831

NET ASSETS
Beginning of period	17,473,586	–	74,790,831	–

End of period	$143,319,382	$17,473,586	$312,125,138	$74,790,831

Undistributed net investment income included in net assets at end of period	$649,140	$76,660	$1,875,205	$338,399

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	550,000	3,000,000	1,350,000
Shares redeemed	–	(250,000)	(250,000)	(150,000)

Net increase in shares outstanding	1,850,000	300,000	2,750,000	1,200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Technology Sector Index Fund		iShares S&P Global Telecommunications Sector Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$743,525	$390,733	$6,000,079	$4,913,600
Net realized gain (loss)	918,704	11,036,791	(196,669)	(1,120,617)
Net change in unrealized appreciation (depreciation)	35,238,110	(7,118,451)	45,670,656	32,803,137

Net increase in net assets resulting from operations	36,900,339	4,309,073	51,474,066	36,596,120

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(386,500)	–	(4,384,456)

Total distributions to shareholders	–	(386,500)	–	(4,384,456)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	130,009,575	146,849,726	157,708,863	128,647,858
Cost of shares redeemed	(9,255,009)	(62,275,107)	–	–

Net increase in net assets from capital share transactions	120,754,566	84,574,619	157,708,863	128,647,858

INCREASE IN NET ASSETS	157,654,905	88,497,192	209,182,929	160,859,522

NET ASSETS
Beginning of period	197,191,915	108,694,723	232,237,549	71,378,027

End of period	$354,846,820	$197,191,915	$441,420,478	$232,237,549

Undistributed net investment income included in net assets at end of period	$816,009	$72,484	$6,715,180	$715,101

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	2,650,000	2,150,000	2,150,000
Shares redeemed	(150,000)	(1,150,000)	–	–

Net increase in shares outstanding	1,850,000	1,500,000	2,150,000	2,150,000

See notes to financial statements.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Utilities Sector Index Fund		iShares S&P Europe 350 Index Fund
	Six months ended September 30, 2007 (Unaudited)	Period from September 12, 2006[a] to March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$905,178	$271,324	$49,980,288	$50,622,456
Net realized gain	3,328	1,924,356	59,195,907	17,878,882
Net change in unrealized appreciation (depreciation)	2,624,128	3,177,966	153,270,691	387,954,630

Net increase in net assets resulting from operations	3,532,634	5,373,646	262,446,886	456,455,968

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(166,106)	–	(47,592,601)

Total distributions to shareholders	–	(166,106)	–	(47,592,601)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,648,839	33,737,868	305,499,822	606,608,076
Cost of shares redeemed	–	(11,834,683)	(109,944,775)	(26,363,683)

Net increase in net assets from capital share transactions	50,648,839	21,903,185	195,555,047	580,244,393

INCREASE IN NET ASSETS	54,181,473	27,110,725	458,001,933	989,107,760

NET ASSETS
Beginning of period	27,110,725	–	2,564,551,130	1,575,443,370

End of period	$81,292,198	$27,110,725	$3,022,553,063	$2,564,551,130

Undistributed net investment income included in net assets at end of period	$1,016,225	$111,047	$59,837,895	$9,857,607

SHARES ISSUED AND REDEEMED
Shares sold	800,000	650,000	2,650,000	6,200,000
Shares redeemed	–	(200,000)	(1,000,000)	(250,000)

Net increase in shares outstanding	800,000	450,000	1,650,000	5,950,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Latin America 40 Index Fund		iShares S&P/TOPIX 150 Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,464,873	$28,526,765	$1,190,855	$2,253,528
Net realized gain (loss)	125,638,717	300,333,396	18,433,434	(881,276)
Net change in unrealized appreciation (depreciation)	521,877,131	(48,669,946)	(25,383,895)	12,266,139

Net increase (decrease) in net assets resulting from operations	667,980,721	280,190,215	(5,759,606)	13,638,391

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(30,321,934)	–	(2,167,175)

Total distributions to shareholders	–	(30,321,934)	–	(2,167,175)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,138,107,388	725,535,869	–	36,603,702
Cost of shares redeemed	(316,861,325)	(1,039,471,300)	(56,404,748)	–

Net increase (decrease) in net assets from capital share transactions	821,246,063	(313,935,431)	(56,404,748)	36,603,702

INCREASE (DECREASE) IN NET ASSETS	1,489,226,784	(64,067,150)	(62,164,354)	48,074,918

NET ASSETS
Beginning of period	1,490,362,220	1,554,429,370	365,513,725	317,438,807

End of period	$2,979,589,004	$1,490,362,220	$303,349,371	$365,513,725

Undistributed net investment income included in net assets at end of period	$24,778,665	$4,313,792	$2,414,990	$1,224,135

SHARES ISSUED AND REDEEMED
Shares sold	5,550,000	4,600,000	–	300,000
Shares redeemed	(1,500,000)	(7,300,000)	(450,000)	–

Net increase (decrease) in shares outstanding	4,050,000	(2,700,000)	(450,000)	300,000

See notes to financial statements.

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares S&P World ex-U.S. Property Index Fund
Period from July 30, 2007[a] to September 30, 2007 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$60,800
Net realized loss	(10,342)
Net change in unrealized appreciation (depreciation)	1,364,054

Net increase in net assets resulting from operations	1,414,512

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,601)

Total distributions to shareholders	(49,601)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,278,533

Net increase in net assets from capital share transactions	20,278,533

INCREASE IN NET ASSETS	21,643,444

NET ASSETS
Beginning of period	–

End of period	$21,643,444

Undistributed net investment income included in net assets at end of period	$11,199

SHARES ISSUED
Shares sold	400,000

Net increase in shares outstanding	400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$74.00	$65.76	$60.67	$57.20	$42.03	$57.08

Income from investment operations:
Net investment income	1.02 [a]	1.61 [a]	1.22	1.04	0.66	0.59
Net realized and unrealized gain (loss)[b]	7.89	7.99	5.07	3.46	15.16	(15.09)

Total from investment operations	8.91	9.60	6.29	4.50	15.82	(14.50)

Less distributions from:
Net investment income	–	(1.36)	(1.20)	(1.03)	(0.65)	(0.55)

Total distributions	–	(1.36)	(1.20)	(1.03)	(0.65)	(0.55)

Net asset value, end of period	$82.91	$74.00	$65.76	$60.67	$57.20	$42.03

Total return	12.05%[c]	14.60%	10.44%	7.85%	37.68%	(25.46)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$878,833	$680,774	$460,329	$342,782	$168,736	$65,143
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	2.57%	2.28%	2.05%	2.24%	1.63%	1.60%
Portfolio turnover rate[e]	2%	3%	6%	4%	4%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.46	0.37
Net realized and unrealized gain[c]	0.18	7.71

Total from investment operations	0.64	8.08

Less distributions from:
Net investment income	–	(0.20)

Total distributions	–	(0.20)

Net asset value, end of period	$59.55	$58.91

Total return	1.09%[d]	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,754	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.52%	1.19%
Portfolio turnover rate[f]	2%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$55.60	$50.56

Income from investment operations:
Net investment income[b]	0.74	0.47
Net realized and unrealized gain[c]	3.79	4.85

Total from investment operations	4.53	5.32

Less distributions from:
Net investment income	–	(0.28)

Total distributions	–	(0.28)

Net asset value, end of period	$60.13	$55.60

Total return	8.15%[d]	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,151	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.58%	1.64%
Portfolio turnover rate[f]	2%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$111.28	$101.54	$82.90	$60.07	$44.47	$54.57

Income from investment operations:
Net investment income	1.12 [a]	1.85 [a]	1.37 [a]	1.32	0.68	0.88
Net realized and unrealized gain (loss)[b]	25.48	9.69	18.37	22.78	15.54	(10.07)

Total from investment operations	26.60	11.54	19.74	24.10	16.22	(9.19)

Less distributions from:
Net investment income	–	(1.80)	(1.10)	(1.27)	(0.62)	(0.91)

Total distributions	–	(1.80)	(1.10)	(1.27)	(0.62)	(0.91)

Net asset value, end of period	$137.88	$111.28	$101.54	$82.90	$60.07	$44.47

Total return	23.90%[c]	11.37%	23.91%	40.40%	36.55%	(16.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$951,381	$756,675	$685,415	$323,296	$90,100	$17,786
Ratio of expenses to average net assets[d]	0.48%	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	1.79%	1.73%	1.46%	2.00%	1.92%	1.89%
Portfolio turnover rate[e]	2%	10%	5%	5%	4%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$89.23	$78.83	$64.22	$60.26	$39.98	$53.32

Income from investment operations:
Net investment income	1.45 [a]	1.81 [a]	1.52 [a]	0.86	1.38	0.56
Net realized and unrealized gain (loss)[b]	(0.73)	9.80	14.29	4.00	20.21	(13.33)

Total from investment operations	0.72	11.61	15.81	4.86	21.59	(12.77)

Less distributions from:
Net investment income	–	(1.21)	(1.20)	(0.90)	(1.31)	(0.57)

Total distributions	–	(1.21)	(1.20)	(0.90)	(1.31)	(0.57)

Net asset value, end of period	$89.95	$89.23	$78.83	$64.22	$60.26	$39.98

Total return	0.81%[c]	14.74%	24.73%	8.02%	54.23%	(24.03)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$283,329	$321,231	$141,895	$70,642	$30,129	$15,994
Ratio of expenses to average net assets[d]	0.48%	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	3.19%	2.13%	2.17%	2.11%	2.14%	2.04%
Portfolio turnover rate[e]	3%	5%	7%	5%	8%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$57.59	$53.67	$48.13	$46.66	$39.81	$49.06

Income from investment operations:
Net investment income	0.43 [a]	0.82 [a]	0.53 [a]	0.39	0.31	0.28
Net realized and unrealized gain (loss)[b]	2.04	3.59	5.38	1.44	6.84	(9.28)

Total from investment operations	2.47	4.41	5.91	1.83	7.15	(9.00)

Less distributions from:
Net investment income	–	(0.49)	(0.37)	(0.36)	(0.30)	(0.25)

Total distributions	–	(0.49)	(0.37)	(0.36)	(0.30)	(0.25)

Net asset value, end of period	$60.06	$57.59	$53.67	$48.13	$46.66	$39.81

Total return	4.29%[c]	8.22%	12.28%	3.93%	17.98%	(18.36)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$738,679	$800,486	$488,414	$228,613	$130,656	$25,874
Ratio of expenses to average net assets[d]	0.48%	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	1.44%	1.46%	1.02%	1.12%	1.25%	0.96%
Portfolio turnover rate[e]	2%	5%	5%	10%	6%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.57	0.48
Net realized and unrealized gain[c]	7.84	7.81

Total from investment operations	8.41	8.29

Less distributions from:
Net investment income	–	(0.29)

Total distributions	–	(0.29)

Net asset value, end of period	$66.66	$58.25

Total return	14.44%[d]	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$143,319	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.77%	1.60%
Portfolio turnover rate[f]	4%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$62.33	$48.72

Income from investment operations:
Net investment income[b]	0.59	0.66
Net realized and unrealized gain[c]	16.10	13.11

Total from investment operations	16.69	13.77

Less distributions from:
Net investment income	–	(0.16)

Total distributions	–	(0.16)

Net asset value, end of period	$79.02	$62.33

Total return	26.78%[d]	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$312,125	$74,791
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.69%	2.11%
Portfolio turnover rate[f]	6%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$57.16	$55.74	$47.65	$50.99	$33.46	$51.91

Income from investment operations:
Net investment income (loss)	0.20 [a]	0.15 [a]	0.05	0.59	(0.04)	(0.05)
Net realized and unrealized gain (loss)[b]	9.59	1.40	8.06	(3.31)	17.57	(18.40)

Total from investment operations	9.79	1.55	8.11	(2.72)	17.53	(18.45)

Less distributions from:
Net investment income	–	(0.13)	(0.02)	(0.57)	–	–
Return of capital	–	–	–	(0.05)	–	–

Total distributions	–	(0.13)	(0.02)	(0.62)	–	–

Net asset value, end of period	$66.95	$57.16	$55.74	$47.65	$50.99	$33.46

Total return	17.13%[c]	2.77%	17.03%	(5.40)%	52.39%	(35.54)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$354,847	$197,192	$108,695	$42,887	$28,045	$6,692
Ratio of expenses to average net assets[d]	0.48%	0.49%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets[d]	0.63%	0.27%	0.16%	1.25%	(0.14)%	(0.16)%
Portfolio turnover rate[e]	4%	6%	13%	7%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$65.42	$50.98	$50.00	$46.10	$33.40	$44.84

Income from investment operations:
Net investment income	1.39 [a]	2.17 [a]	1.37 [a]	0.75	0.62	0.65
Net realized and unrealized gain (loss)[b]	10.63	13.78	0.84	3.82	12.73	(11.45)

Total from investment operations	12.02	15.95	2.21	4.57	13.35	(10.80)

Less distributions from:
Net investment income	–	(1.51)	(1.23)	(0.67)	(0.65)	(0.64)

Total distributions	–	(1.51)	(1.23)	(0.67)	(0.65)	(0.64)

Net asset value, end of period	$77.44	$65.42	$50.98	$50.00	$46.10	$33.40

Total return	18.38%[c]	31.40%	4.55%	9.84%	40.06%	(24.24)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$441,420	$232,238	$71,378	$42,499	$20,747	$10,020
Ratio of expenses to average net assets[d]	0.48%	0.49%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	3.92%	3.65%	2.72%	2.24%	1.54%	1.78%
Portfolio turnover rate[e]	2%	8%	11%	13%	7%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$60.25	$49.99

Income from investment operations:
Net investment income[b]	0.99	0.58
Net realized and unrealized gain[c]	3.79	10.01

Total from investment operations	4.78	10.59

Less distributions from:
Net investment income	–	(0.33)

Total distributions	–	(0.33)

Net asset value, end of period	$65.03	$60.25

Total return	7.94%[d]	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,292	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.17%	1.91%
Portfolio turnover rate[f]	3%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

96	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$107.98	$88.51	$75.29	$64.39	$42.88	$59.04

Income from investment operations:
Net investment income	2.02 [a]	2.43 [a]	1.92	1.36	1.13	1.18
Net realized and unrealized gain (loss)[b]	9.00	19.12	13.18	10.89	21.49	(16.28)

Total from investment operations	11.02	21.55	15.10	12.25	22.62	(15.10)

Less distributions from:
Net investment income	–	(2.08)	(1.88)	(1.35)	(1.11)	(1.06)

Total distributions	–	(2.08)	(1.88)	(1.35)	(1.11)	(1.06)

Net asset value, end of period	$119.00	$107.98	$88.51	$75.29	$64.39	$42.88

Total return	10.21%[c]	24.44%	20.30%	19.04%	52.85%	(25.73)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,022,553	$2,564,551	$1,575,443	$1,182,054	$772,664	$375,187
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.52%	2.47%	2.47%	2.26%	2.17%	2.11%
Portfolio turnover rate[e]	3%	4%	7%	5%	5%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$178.49	$140.67	$81.84	$62.19	$35.58	$52.49

Income from investment operations:
Net investment income	1.81 [a]	3.17 [a]	3.06 [a]	0.88	0.77	0.89
Net realized and unrealized gain (loss)[b]	59.99	37.91	57.46	19.71	26.58	(16.88)

Total from investment operations	61.80	41.08	60.52	20.59	27.35	(15.99)

Less distributions from:
Net investment income	–	(3.26)	(1.69)	(0.94)	(0.74)	(0.92)

Total distributions	–	(3.26)	(1.69)	(0.94)	(0.74)	(0.92)

Net asset value, end of period	$240.29	$178.49	$140.67	$81.84	$62.19	$35.58

Total return	34.64%[c]	29.39%	74.23%	33.17%	77.07%	(30.54)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,979,589	$1,490,362	$1,554,429	$335,564	$83,960	$8,895
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.73%	2.08%	2.58%	2.00%	2.61%	2.42%
Portfolio turnover rate[e]	2%	7%	12%	6%	13%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$128.25	$124.49	$90.72	$94.57	$57.21	$73.59

Income from investment operations:
Net investment income	0.44 [a]	0.85 [a]	0.90 [a]	0.43	0.44	0.60
Net realized and unrealized gain (loss)[b]	(2.29)	3.67	33.25	(3.94)	37.16	(16.28)

Total from investment operations	(1.85)	4.52	34.15	(3.51)	37.60	(15.68)

Less distributions from:
Net investment income	–	(0.76)	(0.38)	(0.34)	(0.24)	(0.70)

Total distributions	–	(0.76)	(0.38)	(0.34)	(0.24)	(0.70)

Net asset value, end of period	$126.40	$128.25	$124.49	$90.72	$94.57	$57.21

Total return	(1.45)%[c]	3.65%	37.67%	(3.71)%	65.79%	(21.36)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$303,349	$365,514	$317,439	$95,254	$56,742	$8,581
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	0.70%	0.69%	0.85%	0.67%	1.00%	0.26%
Portfolio turnover rate[e]	1%	2%	7%	4%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P World ex-U.S. Property Index Fund

Period from Jul. 30, 2007[a] to Sep. 30, 2007 (Unaudited)
Net asset value, beginning of period	$49.99

Income from investment operations:
Net investment income[b]	0.26
Net realized and unrealized gain[c]	3.98

Total from investment operations	4.24

Less distributions from:
Net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$54.11

Total return	8.50%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,643
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	3.00%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securitites received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Utilities Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150, and iShares S&P World ex-U.S. Property Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P World ex-U.S. Property Index Fund commenced operations on July 30, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of September 30, 2007, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

102	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2007.

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P Global 100	$329,587	$1,022,864	$1,200,075	$670,310	$3,134,228	$2,131,997	$8,489,061
S&P Global Consumer Discretionary Sector	–	–	–	–	–	21,774	21,774
S&P Global Energy Sector	–	37,853	113,031	43,806	408,088	3,379,767	3,982,545
S&P Global Financials Sector	–	–	65,059	20,625	374,711	–	460,395
S&P Global Healthcare Sector	–	–	–	119,040	2,328,014	–	2,447,054
S&P Global Industrials Sector	–	–	–	–	–	175	175
S&P Global Materials Sector	–	–	–	–	–	2,966	2,966
S&P Global Technology Sector	–	114,472	244,568	111,285	401,105	358,238	1,229,668
S&P Global Telecommunications Sector	–	386,368	231,569	–	–	259,855	877,792
S&P Global Utilities Sector	–	–	–	–	–	4,149	4,149
S&P Europe 350	–	–	3,406,199	–	–	–	3,406,199
S&P Latin America 40	–	29,834	187,237	95,728	1,028,989	4,985,741	6,327,529
S&P/TOPIX 150	–	276,198	17,138	175,929	134,303	335,080	938,648

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended September 30, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2007 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
S&P Global 100	$707,946,748	$179,076,069	$(7,566,669)	$171,509,400
S&P Global Consumer Discretionary Sector	28,687,140	5,054,605	(948,391)	4,106,214
S&P Global Consumer Staples Sector	66,297,564	6,377,966	(707,787)	5,670,179
S&P Global Energy Sector	725,604,887	225,987,586	(1,145,527)	224,842,059
S&P Global Financials Sector	251,619,404	39,767,713	(8,161,804)	31,605,909
S&P Global Healthcare Sector	681,619,124	77,380,633	(22,057,445)	55,323,188
S&P Global Industrials Sector	136,805,351	8,362,687	(2,166,720)	6,195,967
S&P Global Materials Sector	272,888,693	43,165,077	(2,273,679)	40,891,398
S&P Global Technology Sector	318,391,385	42,175,189	(5,586,001)	36,589,188
S&P Global Telecommunications Sector	363,293,367	78,903,679	(1,622,981)	77,280,698
S&P Global Utilities Sector	75,870,097	6,717,966	(952,284)	5,765,682
S&P Europe 350	2,141,984,481	896,849,256	(4,631,740)	892,217,516
S&P Latin America 40	2,226,023,339	808,254,720	(15,781,718)	792,473,002
S&P/TOPIX 150	270,861,450	53,858,153	(21,890,076)	31,968,077
S&P World ex-U.S. Property	20,434,388	1,491,322	(127,824)	1,363,498

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible feral expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

104	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Investment Advisory Fee
S&P Global 100	0.40%
S&P Global Consumer Discretionary Sector	0.48
S&P Global Consumer Staples Sector	0.48
S&P Global Energy Sector	0.48
S&P Global Financials Sector	0.48
S&P Global Healthcare Sector	0.48
S&P Global Industrials Sector	0.48
S&P Global Materials Sector	0.48

iShares Index Fund	Investment Advisory Fee
S&P Global Technology Sector	0.48%
S&P Global Telecommunications Sector	0.48
S&P Global Utilities Sector	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P World ex-U.S. Property	0.48

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$310
S&P Global Consumer Discretionary Sector	1,608
S&P Global Consumer Staples Sector	210
S&P Global Energy Sector	163
S&P Global Financials Sector	3,716
S&P Global Healthcare Sector	117
S&P Global Industrials Sector	2,438
S&P Global Materials Sector	3,444

iShares Index Fund	Securities Lending Agent Fees
S&P Global Technology Sector	$1,447
S&P Global Telecommunications Sector	1,205
S&P Global Utilities Sector	1,236
S&P Europe 350	121,658
S&P Latin America 40	265,049
S&P/TOPIX 150	7,732
S&P World ex-U.S. Property	77

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended September 30, 2007, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain

S&P Global 100
Barclays PLC	500	126	–	626	$7,595,331	$136,617	$–

S&P Global Financials Sector
Barclays PLC	296	–	37	259	3,145,269	61,241	177,092

S&P Europe 350
Barclays PLC	1,886	210	79	2,017	24,471,733	462,732	451,834

As of September 30, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

106	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2007, were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$28,374,563	$18,907,232
S&P Global Consumer Discretionary Sector	1,140,540	792,565
S&P Global Consumer Staples Sector	3,574,151	994,134
S&P Global Energy Sector	22,148,705	13,837,797
S&P Global Financials Sector	12,774,601	9,324,093
S&P Global Healthcare Sector	21,948,271	17,210,076
S&P Global Industrials Sector	5,399,347	2,772,645
S&P Global Materials Sector	18,156,226	11,190,892
S&P Global Technology Sector	13,309,211	8,595,970
S&P Global Telecommunications Sector	14,340,885	7,742,287
S&P Global Utilities Sector	4,063,323	1,537,244
S&P Europe 350	146,052,007	75,043,561
S&P Latin America 40	70,071,830	47,566,905
S&P/TOPIX 150	5,054,333	4,370,414
S&P World ex-U.S. Property	598,652	471,463

In-kind transactions (see Note 4) for the six months ended September 30, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$108,702,903	$–
S&P Global Consumer Staples Sector	35,743,709	–
S&P Global Energy Sector	134,372,626	110,824,856
S&P Global Financials Sector	–	37,791,221
S&P Global Healthcare Sector	17,733,613	112,513,264
S&P Global Industrials Sector	118,394,990	–
S&P Global Materials Sector	210,058,916	17,051,892
S&P Global Technology Sector	127,455,276	9,051,258
S&P Global Telecommunications Sector	156,626,704	–
S&P Global Utilities Sector	49,690,366	–
S&P Europe 350	292,577,123	106,724,900
S&P Latin America 40	1,129,548,141	313,406,301
S&P/TOPIX 150	–	55,419,328
S&P World ex-U.S. Property	20,135,961	–

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended September 30, 2007, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized

108	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	109

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract (except for the iShares S&P World ex-U.S. Property Index Fund, which was approved at a meeting held on December 8, 2006), based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such

110	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted that at its meeting held on March 9, 2006, it approved a reduction in the investment advisory fee rates for certain of the iShares S&P series sector Funds, and that those advisory fee rates were at the same levels as those approved for certain new iShares S&P series sector Funds at the same meeting. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT 111

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates there under, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

112	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., MSCI Inc., Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage

REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5508-iS-1007

114	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-011-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of September 30, 2007

	Average Annual Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 3000	16.38%	16.32%	16.52%	15.98%	16.04%	16.18%	3.49%	3.49%	3.68%
Russell 3000 Growth	19.03%	19.06%	19.31%	13.93%	13.97%	14.19%	(3.58)%	(3.58)%	(3.36)%
Russell 3000 Value	13.48%	13.44%	13.73%	17.80%	17.84%	18.10%	8.89%	8.89%	9.16%

	Cumulative Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 3000	16.38%	16.32%	16.52%	109.89%	110.37%	111.67%	28.73%	28.69%	30.51%
Russell 3000 Growth	19.03%	19.06%	19.31%	91.91%	92.31%	94.15%	(23.07)%	(23.07)%	(21.77)%
Russell 3000 Value	13.48%	13.44%	13.73%	126.80%	127.23%	129.75%	84.49%	84.44%	87.67%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007 (the “reporting period”), the Fund returned 7.35%, while the Index returned 7.40%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.56%

Financial	19.33

Industrial	12.44

Communications	11.44

Energy	11.03

Technology	10.71

Consumer Cyclical	8.56

Utilities	3.51

Basic Materials	3.20

Diversified	0.07

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.08%

General Electric Co.	2.52

AT&T Inc.	1.54

Microsoft Corp.	1.43

Citigroup Inc.	1.37

Bank of America Corp.	1.32

Procter & Gamble Co. (The)	1.31

Chevron Corp.	1.19

Cisco Systems Inc.	1.19

Johnson & Johnson	1.13

TOTAL	16.08%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000 Index and measures the performance of equity securities issued by those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 10.83%, while the Growth Index returned 10.95%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.20%

Technology	18.68

Industrial	13.18

Communications	11.87

Consumer Cyclical	11.73

Energy	8.36

Financial	7.19

Basic Materials	2.31

Utilities	1.39

Diversified	0.02

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Microsoft Corp.	2.79%

Cisco Systems Inc.	2.32

Intel Corp.	1.74

Hewlett-Packard Co.	1.54

Apple Inc.	1.53

Google Inc. Class A	1.50

International Business Machines Corp.	1.48

Schlumberger Ltd.	1.43

PepsiCo Inc.	1.38

Exxon Mobil Corp.	1.23

TOTAL	16.94%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000 Index and measures the performance of equity securities issued by those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 3.81%, while the Value Index returned 3.90%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	32.06%

Energy	13.82

Consumer Non-Cyclical	13.65

Industrial	11.64

Communications	11.02

Utilities	5.72

Consumer Cyclical	5.25

Basic Materials	4.13

Technology	2.38

Diversified	0.13

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.02%

General Electric Co.	4.58

AT&T Inc.	3.16

Citigroup Inc.	2.79

Bank of America Corp.	2.70

Chevron Corp.	2.43

Pfizer Inc.	2.08

JPMorgan Chase & Co.	1.90

ConocoPhillips	1.74

American International Group Inc.	1.71

TOTAL	28.11%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of September 30, 2007

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the microcap sector of the U.S. equity market and consists of those securities having the highest historical trading volumes of that index. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by companies ranging in total market capitalization from approximately $50 million to $600 million, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007, the Fund declined 1.56%, while the Index declined 1.44%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/07			Inception to 9/30/07			Inception to 9/30/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.77%	8.80%	9.68%	7.56%	7.49%	8.76%	16.86%	16.70%	19.59%

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.05%

Financial	21.34

Industrial	13.75

Technology	11.35

Communications	10.34

Consumer Cyclical	10.12

Energy	4.91

Basic Materials	2.31

Utilities	1.36

Diversified	0.34

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Cepheid Inc.	0.30%

Synaptics Inc.	0.29

Concur Technologies Inc.	0.29

Sigma Designs Inc.	0.26

Argo Group International Holdings Ltd.	0.25

Alnylam Pharmaceuticals Inc.	0.25

Ameron International Corp.	0.23

Omnicell Inc.	0.23

Blue Coat Systems Inc.	0.23

ANADIGICS Inc.	0.23

TOTAL	2.56%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of September 30, 2007

	Average Annual Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell Midcap	17.66%	17.59%	17.87%	20.70%	20.69%	20.90%	11.52%	11.52%	11.70%
Russell Midcap Growth	20.96%	20.96%	21.22%	20.11%	20.11%	20.39%	8.16%	8.16%	8.43%
Russell Midcap Value	13.55%	13.44%	13.75%	20.78%	20.79%	21.02%	13.17%	13.16%	13.38%

	Cumulative Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell Midcap	17.66%	17.59%	17.87%	156.13%	156.03%	158.30%	96.80%	96.73%	98.58%
Russell Midcap Growth	20.96%	20.96%	21.22%	149.96%	150.00%	152.90%	62.75%	62.71%	65.16%
Russell Midcap Value	13.55%	13.44%	13.75%	157.03%	157.10%	159.59%	115.59%	115.48%	117.81%

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000® Index. The Index includes equity securities issued by companies which range in size between approximately $2 billion and $25 billion, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007 (the “reporting period”), the Fund returned 4.81%, while the Index returned 4.89%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	17.64%

Consumer Non-Cyclical	14.94

Industrial	13.91

Consumer Cyclical	12.64

Technology	11.42

Energy	9.72

Communications	7.80

Utilities	6.81

Basic Materials	4.82

Diversified	0.17

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
National Oilwell Varco Inc.	0.56%

Weatherford International Ltd.	0.50

Air Products and Chemicals Inc.	0.47

Williams Companies Inc. (The)	0.45

Precision Castparts Corp.	0.45

NVIDIA Corp.	0.43

Allergan Inc.	0.43

Juniper Networks Inc.	0.41

CSX Corp.	0.41

Hess Corp.	0.41

TOTAL	4.52%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap Index and measures the performance of equity securities issued by those Russell Midcap Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 8.91%, while the Growth Index returned 9.03%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	18.35%

Consumer Cyclical	16.04

Technology	15.96

Industrial	15.70

Energy	11.65

Financial	8.34

Communications	7.74

Basic Materials	3.58

Utilities	2.74

Short-Term and Other Net Assets	(0.10)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
National Oilwell Varco Inc.	1.00%

Weatherford International Ltd.	0.88

Precision Castparts Corp.	0.79

NVIDIA Corp.	0.76

Allergan Inc.	0.76

American Tower Corp. Class A	0.71

Hilton Hotels Corp.	0.70

Yum! Brands Inc.	0.69

Coach Inc.	0.68

Electronic Arts Inc.	0.67

TOTAL	7.64%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap Index and measures the performance of equity securities issued by those Russell Midcap Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 0.08%, while the Value Index declined 0.03%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	30.16%

Utilities	12.14

Industrial	11.59

Consumer Non-Cyclical	10.45

Consumer Cyclical	8.18

Communications	7.87

Energy	7.22

Basic Materials	6.48

Technology	5.46

Diversified	0.40

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Hess Corp.	0.94%

American Electric Power Co. Inc.	0.94

Edison International	0.92

Ford Motor Co.	0.87

PG&E Corp.	0.86

Xerox Corp.	0.83

Liberty Media Corp. – Liberty Capital Group Series A	0.82

Principal Financial Group Inc.	0.81

CSX Corp.	0.79

Spectra Energy Corp.	0.79

TOTAL	8.57%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/07 to 9/30/07)
Russell 3000
Actual	$1,000.00	$1,073.50	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,108.30	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell 3000 Value
Actual	1,000.00	1,038.10	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Microcap
Actual	1,000.00	984.40	0.60	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (4/1/07 to 9/30/07)
Russell Midcap
Actual	$1,000.00	$1,048.10	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,089.10	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Midcap Value
Actual	1,000.00	999.20	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,365,744	0.21%

		6,365,744	0.21

AEROSPACE & DEFENSE
Boeing Co. (The)	139,205	14,615,133	0.49
United Technologies Corp.	175,808	14,149,028	0.47
Other securities[a]		33,815,734	1.13

		62,579,895	2.09

AGRICULTURE
Altria Group Inc.	371,830	25,853,340	0.86
Other securities[a]		20,037,575	0.67

		45,890,915	1.53

AIRLINES
Other securities[a]		7,800,987	0.26

		7,800,987	0.26

APPAREL
Other securities[a]		15,320,589	0.51

		15,320,589	0.51

AUTO MANUFACTURERS
Other securities[a]		11,103,177	0.37

		11,103,177	0.37

AUTO PARTS & EQUIPMENT
Other securities[a]		10,387,211	0.35

		10,387,211	0.35

BANKS
Bank of America Corp.	784,537	39,438,675	1.32
Wachovia Corp.	338,266	16,964,040	0.57
Wells Fargo & Co.	593,544	21,142,037	0.71
Other securities[a]		86,443,274	2.88

		163,988,026	5.48

BEVERAGES
Coca-Cola Co. (The)	408,356	23,468,219	0.79
PepsiCo Inc.	287,978	21,097,268	0.71
Other securities[a]		13,256,015	0.43

		57,821,502	1.93

BIOTECHNOLOGY
Amgen Inc.[b]	192,132	10,868,907	0.36
Other securities[a]		27,230,190	0.91

		38,099,097	1.27

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$8,046,191	0.27%

		8,046,191	0.27

CHEMICALS
Other securities[a]		49,237,305	1.65

		49,237,305	1.65

COAL
Other securities[a]		5,591,842	0.19

		5,591,842	0.19

COMMERCIAL SERVICES
Other securities[a]		45,593,850	1.52

		45,593,850	1.52

COMPUTERS
Apple Inc.[b]	152,911	23,477,955	0.79
Dell Inc.[b]	401,613	11,084,519	0.37
Hewlett-Packard Co.	473,167	23,558,985	0.79
International Business Machines Corp.	241,494	28,447,993	0.95
Other securities[a]		39,119,239	1.30

		125,688,691	4.20

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	556,684	39,157,153	1.31
Other securities[a]		11,126,995	0.37

		50,284,148	1.68

DISTRIBUTION & WHOLESALE
Other securities[a]		8,047,391	0.27

		8,047,391	0.27

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	183,087	10,869,875	0.36
Citigroup Inc.	874,456	40,810,862	1.37
Federal National Mortgage Association	172,034	10,461,388	0.35
Goldman Sachs Group Inc. (The)	72,215	15,651,879	0.52
JPMorgan Chase & Co.	603,923	27,671,752	0.93
Merrill Lynch & Co. Inc.	155,503	11,084,254	0.37
Morgan Stanley	186,333	11,738,979	0.39
Other securities[a]		73,244,035	2.45

		201,533,024	6.74

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$94,875,274	3.17%

		94,875,274	3.17

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		13,381,815	0.45

		13,381,815	0.45

ELECTRONICS
Other securities[a]		31,441,533	1.05

		31,441,533	1.05

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,367,768	0.08

		2,367,768	0.08

ENGINEERING & CONSTRUCTION
Other securities[a]		12,298,283	0.41

		12,298,283	0.41

ENTERTAINMENT
Other securities[a]		6,832,076	0.23

		6,832,076	0.23

ENVIRONMENTAL CONTROL
Other securities[a]		8,455,903	0.28

		8,455,903	0.28

FOOD
Other securities[a]		49,419,227	1.65

		49,419,227	1.65

FOREST PRODUCTS & PAPER
Other securities[a]		12,270,443	0.41

		12,270,443	0.41

GAS
Other securities[a]		8,844,542	0.30

		8,844,542	0.30

HAND & MACHINE TOOLS
Other securities[a]		4,264,966	0.14

		4,264,966	0.14

HEALTH CARE - PRODUCTS
Johnson & Johnson	512,074	33,643,262	1.13
Medtronic Inc.	203,141	11,459,184	0.38
Other securities[a]		52,437,506	1.75

		97,539,952	3.26

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	236,915	$11,473,793	0.38%
Other securities[a]		32,883,389	1.10

		44,357,182	1.48

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,141,899	0.07

		2,141,899	0.07

HOME BUILDERS
Other securities[a]		5,181,207	0.17

		5,181,207	0.17

HOME FURNISHINGS
Other securities[a]		3,643,829	0.12

		3,643,829	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		13,339,057	0.45

		13,339,057	0.45

HOUSEWARES
Other securities[a]		1,966,137	0.07

		1,966,137	0.07

INSURANCE
American International Group Inc.	396,257	26,806,786	0.90
Other securities[a]		104,784,768	3.50

		131,591,554	4.40

INTERNET
Google Inc. Class Ab	40,540	22,997,126	0.77
Other securities[a]		39,705,660	1.33

		62,702,786	2.10

INVESTMENT COMPANIES
Other securities[a]		3,574,620	0.12

		3,574,620	0.12

IRON & STEEL
Other securities[a]		11,592,891	0.39

		11,592,891	0.39

LEISURE TIME
Other securities[a]		8,516,847	0.29

		8,516,847	0.29

LODGING
Other securities[a]		20,472,386	0.68

		20,472,386	0.68

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$30,173,858	1.01%

		30,173,858	1.01

MANUFACTURING
General Electric Co.	1,818,534	75,287,308	2.52
3M Co.	127,329	11,915,448	0.40
Other securities[a]		51,245,778	1.71

		138,448,534	4.63

MEDIA
Comcast Corp. Class Ab	522,133	12,625,176	0.42
Time Warner Inc.	665,905	12,226,016	0.41
Walt Disney Co. (The)	350,340	12,048,193	0.40
Other securities[a]		49,622,271	1.66

		86,521,656	2.89

METAL FABRICATE & HARDWARE
Other securities[a]		7,580,463	0.25

		7,580,463	0.25

MINING
Other securities[a]		22,438,175	0.75

		22,438,175	0.75

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,879,352	0.16

		4,879,352	0.16

OFFICE FURNISHINGS
Other securities[a]		1,202,084	0.04

		1,202,084	0.04

OIL & GAS
Chevron Corp.	379,957	35,556,376	1.19
ConocoPhillips	288,942	25,360,439	0.85
Exxon Mobil Corp.	995,762	92,167,728	3.08
Other securities[a]		96,944,841	3.24

		250,029,384	8.36

OIL & GAS SERVICES
Schlumberger Ltd.	208,358	21,877,590	0.73
Other securities[a]		37,145,057	1.24

		59,022,647	1.97

PACKAGING & CONTAINERS
Other securities[a]		6,408,856	0.21

		6,408,856	0.21

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	272,325	$14,602,067	0.49%
Bristol-Myers Squibb Co.	347,949	10,027,890	0.34
Merck & Co. Inc.	383,149	19,804,972	0.66
Pfizer Inc.	1,240,736	30,311,180	1.01
Wyeth	237,819	10,594,836	0.36
Other securities[a]		61,420,095	2.05

		146,761,040	4.91

PIPELINES
Other securities[a]		12,738,190	0.43

		12,738,190	0.43

REAL ESTATE
Other securities[a]		3,246,034	0.11

		3,246,034	0.11

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		59,763,261	2.00

		59,763,261	2.00

RETAIL
CVS Caremark Corp.	261,033	10,344,738	0.35
McDonald’s Corp.	211,073	11,497,146	0.38
Wal-Mart Stores Inc.	426,274	18,606,860	0.62
Other securities[a]		109,571,649	3.67

		150,020,393	5.02

SAVINGS & LOANS
Other securities[a]		14,230,810	0.48

		14,230,810	0.48

SEMICONDUCTORS
Intel Corp.	1,027,137	26,561,763	0.89
Other securities[a]		56,828,287	1.90

		83,390,050	2.79

SOFTWARE
Microsoft Corp.	1,451,111	42,749,730	1.43
Oracle Corp.[b]	681,649	14,757,701	0.49
Other securities[a]		49,041,142	1.64

		106,548,573	3.56

STORAGE & WAREHOUSING
Other securities[a]		152,860	0.01

		152,860	0.01

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	1,089,979	$46,117,011	1.54%
Cisco Systems Inc.[b]	1,073,312	35,537,360	1.19
QUALCOMM Inc.	294,677	12,453,050	0.42
Verizon Communications Inc.	513,280	22,728,038	0.76
Other securities[a]		69,878,573	2.33

		186,714,032	6.24

TEXTILES
Other securities[a]		1,937,504	0.07

		1,937,504	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		2,993,647	0.10

		2,993,647	0.10

TRANSPORTATION
Other securities[a]		44,834,222	1.50

		44,834,222	1.50

TRUCKING & LEASING
Other securities[a]		796,312	0.03

		796,312	0.03

WATER
Other securities[a]		1,110,560	0.04

		1,110,560	0.04

TOTAL COMMON STOCKS (Cost: $2,794,946,229)		2,986,394,259	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	18,554,631	18,554,631	0.62
BGI Cash Premier Fund LLC 5.37%[c,d,e]	35,304,475	35,304,475	1.18

		53,859,106	1.80

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,859,106)		53,859,106	1.80

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES (Cost: $2,848,805,335)	$3,040,253,365	101.65%

Other Assets, Less Liabilities	(49,264,240)	(1.65)

NET ASSETS	$2,990,989,125	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,076,986	0.33%

		1,076,986	0.33

AEROSPACE & DEFENSE
Boeing Co. (The)	29,583	3,105,919	0.96
Lockheed Martin Corp.	13,249	1,437,384	0.44
United Technologies Corp.	22,794	1,834,461	0.56
Other securities[a]		2,443,155	0.75

		8,820,919	2.71

AGRICULTURE
Altria Group Inc.	45,120	3,137,194	0.96
Monsanto Co.	20,458	1,754,069	0.54
Other securities[a]		432,944	0.14

		5,324,207	1.64

AIRLINES
Other securities[a]		907,409	0.28

		907,409	0.28

APPAREL
Other securities[a]		2,530,987	0.78

		2,530,987	0.78

AUTO MANUFACTURERS
Other securities[a]		1,027,700	0.32

		1,027,700	0.32

AUTO PARTS & EQUIPMENT
Other securities[a]		1,356,660	0.42

		1,356,660	0.42

BANKS
Other securities[a]		2,410,414	0.74

		2,410,414	0.74

BEVERAGES
Coca-Cola Co. (The)	57,275	3,291,594	1.01
PepsiCo Inc.	61,194	4,483,072	1.38
Other securities[a]		1,323,759	0.41

		9,098,425	2.80

BIOTECHNOLOGY
Amgen Inc.[b]	29,220	1,652,975	0.51
Genentech Inc.[b]	17,512	1,366,286	0.42
Other securities[a]		3,409,594	1.05

		6,428,855	1.98

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$886,119	0.27%

		886,119	0.27

CHEMICALS
Other securities[a]		3,709,344	1.14

		3,709,344	1.14

COAL
Other securities[a]		1,180,524	0.36

		1,180,524	0.36

COMMERCIAL SERVICES
Other securities[a]		7,785,052	2.39

		7,785,052	2.39

COMPUTERS
Apple Inc.[b]	32,493	4,988,975	1.53
Dell Inc.[b]	85,349	2,355,632	0.73
EMC Corp.[b]	78,854	1,640,163	0.51
Hewlett-Packard Co.	100,544	5,006,086	1.54
International Business Machines Corp.	40,849	4,812,012	1.48
Other securities[a]		3,639,712	1.11

		22,442,580	6.90

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	17,755	1,266,287	0.39
Procter & Gamble Co. (The)	46,848	3,295,288	1.01
Other securities[a]		840,101	0.26

		5,401,676	1.66

DISTRIBUTION & WHOLESALE
Other securities[a]		1,033,162	0.32

		1,033,162	0.32

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	38,910	2,310,087	0.71
Goldman Sachs Group Inc. (The)	6,734	1,459,527	0.45
Other securities[a]		9,810,919	3.02

		13,580,533	4.18

ELECTRIC
Other securities[a]		4,502,894	1.38

		4,502,894	1.38

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	24,884	1,324,326	0.41
Other securities[a]		835,990	0.25

		2,160,316	0.66

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$4,136,945	1.27%

		4,136,945	1.27

ENERGY - ALTERNATE SOURCES
Other securities[a]		459,908	0.14

		459,908	0.14

ENGINEERING & CONSTRUCTION
Other securities[a]		2,025,847	0.62

		2,025,847	0.62

ENTERTAINMENT
Other securities[a]		1,216,024	0.37

		1,216,024	0.37

ENVIRONMENTAL CONTROL
Other securities[a]		1,172,713	0.36

		1,172,713	0.36

FOOD
Other securities[a]		3,762,489	1.16

		3,762,489	1.16

FOREST PRODUCTS & PAPER
Other securities[a]		134,847	0.04

		134,847	0.04

GAS
Other securities[a]		3,882	0.00

		3,882	0.00

HAND & MACHINE TOOLS
Other securities[a]		429,905	0.13

		429,905	0.13

HEALTH CARE - PRODUCTS
Baxter International Inc.	24,511	1,379,479	0.42
Johnson & Johnson	40,810	2,681,217	0.83
Medtronic Inc.	43,171	2,435,276	0.75
Other securities[a]		7,664,337	2.35

		14,160,309	4.35

HEALTH CARE - SERVICES
United Health Group Inc.	50,348	2,438,354	0.75
Other securities[a]		5,002,632	1.54

		7,440,986	2.29

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		67,291	0.02

		67,291	0.02

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$210,096	0.07%

		210,096	0.07

HOME FURNISHINGS
Other securities[a]		594,933	0.18

		594,933	0.18

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,302,395	0.40

		1,302,395	0.40

HOUSEWARES
Other securities[a]		245,899	0.08

		245,899	0.08

INSURANCE
Other securities[a]		2,990,275	0.92

		2,990,275	0.92

INTERNET
eBay Inc.[b]	42,947	1,675,792	0.52
Google Inc. Class Ab	8,614	4,886,464	1.50
Other securities[a]		5,108,598	1.57

		11,670,854	3.59

INVESTMENT COMPANIES
Other securities[a]		8,776	0.00

		8,776	0.00

IRON & STEEL
Other securities[a]		1,037,149	0.32

		1,037,149	0.32

LEISURE TIME
Other securities[a]		991,948	0.31

		991,948	0.31

LODGING
Other securities[a]		3,729,746	1.15

		3,729,746	1.15

MACHINERY
Caterpillar Inc.	24,091	1,889,457	0.58
Other securities[a]		2,836,655	0.87

		4,726,112	1.45

MANUFACTURING
General Electric Co.	42,912	1,776,557	0.55
Honeywell International Inc.	25,086	1,491,864	0.46

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
3M Co.	25,328	$2,370,194	0.73%
Other securities[a]		4,093,591	1.25

		9,732,206	2.99

MEDIA
Comcast Corp. Class Ab	68,137	1,647,553	0.51
Other securities[a]		7,210,375	2.21

		8,857,928	2.72

METAL FABRICATE & HARDWARE
Other securities[a]		1,003,600	0.31

		1,003,600	0.31

MINING
Other securities[a]		2,632,762	0.81

		2,632,762	0.81

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		309,628	0.10

		309,628	0.10

OFFICE FURNISHINGS
Other securities[a]		242,066	0.07

		242,066	0.07

OIL & GAS
Exxon Mobil Corp.	43,173	3,996,093	1.23
Other securities[a]		8,620,296	2.65

		12,616,389	3.88

OIL & GAS SERVICES
Halliburton Co.	34,411	1,321,382	0.41
Schlumberger Ltd.	44,275	4,648,875	1.43
Other securities[a]		6,036,215	1.85

		12,006,472	3.69

PACKAGING & CONTAINERS
Other securities[a]		952,857	0.29

		952,857	0.29

PHARMACEUTICALS
Abbott Laboratories	57,871	3,103,043	0.95
Bristol-Myers Squibb Co.	73,948	2,131,181	0.66
Gilead Sciences Inc.[b]	35,124	1,435,518	0.44
Merck & Co. Inc.	67,254	3,476,359	1.07
Schering-Plough Corp.	55,965	1,770,173	0.54
Other securities[a]		9,329,717	2.87

		21,245,991	6.53

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$936,600	0.29%

		936,600	0.29

REAL ESTATE
Other securities[a]		616,485	0.19

		616,485	0.19

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,487,279	1.07

		3,487,279	1.07

RETAIL
Lowe’s Companies Inc.	56,581	1,585,400	0.49
Target Corp.	32,139	2,043,076	0.63
Walgreen Co.	37,480	1,770,555	0.54
Wal-Mart Stores Inc.	66,492	2,902,376	0.89
Other securities[a]		15,297,590	4.71

		23,598,997	7.26

SAVINGS & LOANS
Other securities[a]		285,022	0.09

		285,022	0.09

SEMICONDUCTORS
Intel Corp.	218,257	5,644,126	1.74
Texas Instruments Inc.	53,912	1,972,640	0.61
Other securities[a]		8,535,881	2.62

		16,152,647	4.97

SOFTWARE
Microsoft Corp.	308,338	9,083,637	2.79
Oracle Corp.[b]	144,854	3,136,089	0.96
Other securities[a]		9,598,927	2.96

		21,818,653	6.71

STORAGE & WAREHOUSING
Other securities[a]		25,779	0.01

		25,779	0.01

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	228,065	7,551,232	2.32
Corning Inc.	59,111	1,457,086	0.45
QUALCOMM Inc.	62,623	2,646,448	0.81
Other securities[a]		5,347,141	1.65

		17,001,907	5.23

TEXTILES
Other securities[a]		142,983	0.04

		142,983	0.04

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$241,770	0.07%

		241,770	0.07

TRANSPORTATION
United Parcel Service Inc. Class B	25,252	1,896,425	0.58
Other securities[a]		4,924,384	1.52

		6,820,809	2.10

TRUCKING & LEASING
Other securities[a]		64,476	0.02

		64,476	0.02

WATER
Other securities[a]		24,762	0.01

		24,762	0.01

TOTAL COMMON STOCKS (Cost: $ 280,402,021)		325,002,159	99.93

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	1,509,381	1,509,381	0.47
BGI Cash Premier Fund LLC 5.37%[c,d,e]	2,472,573	2,472,573	0.76

		3,981,954	1.23

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,981,954)		3,981,954	1.23

Security	Shares	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES (Cost: $284,383,975)		$328,984,113	101.16%

SHORT POSITIONS[f]

COMMON STOCKS
Wachovia Corp.	(2,419)	(121,313)	(0.04)

		(121,313)	(0.04)

TOTAL SHORT POSITIONS (Proceeds: $121,325)		(121,313)	(0.04)

Other Assets, Less Liabilities		(3,645,634)	(1.12)

NET ASSETS		$325,217,166	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$615,995	0.09%

		615,995	0.09

AEROSPACE & DEFENSE
General Dynamics Corp.	29,610	2,501,157	0.36
United Technologies Corp.	32,947	2,651,575	0.38
Other securities[a]		4,981,977	0.70

		10,134,709	1.44

AGRICULTURE
Altria Group Inc.	76,669	5,330,796	0.76
Other securities[a]		4,677,425	0.67

		10,008,221	1.43

AIRLINES
Other securities[a]		1,690,569	0.24

		1,690,569	0.24

APPAREL
Other securities[a]		1,629,257	0.23

		1,629,257	0.23

AUTO MANUFACTURERS
Other securities[a]		3,003,433	0.43

		3,003,433	0.43

AUTO PARTS & EQUIPMENT
Other securities[a]		1,907,779	0.27

		1,907,779	0.27

BANKS
Bank of America Corp.	377,012	18,952,393	2.70
Bank of New York Mellon Corp. (The)	62,812	2,772,522	0.40
U.S. Bancorp	147,739	4,805,950	0.69
Wachovia Corp.	168,022	8,426,303	1.20
Wells Fargo & Co.	285,240	10,160,249	1.45
Other securities[a]		28,522,301	4.05

		73,639,718	10.49

BEVERAGES
Coca-Cola Co. (The)	66,736	3,835,318	0.54
Other securities[a]		3,359,570	0.48

		7,194,888	1.02

BIOTECHNOLOGY
Other securities[a]		3,819,576	0.54

		3,819,576	0.54

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$1,826,348	0.26%

		1,826,348	0.26

CHEMICALS
Dow Chemical Co. (The)	81,005	3,488,075	0.50
Du Pont (E.I.) de Nemours and Co.	66,014	3,271,654	0.47
Other securities[a]		8,518,266	1.21

		15,277,995	2.18

COAL
Other securities[a]		21,991	0.00

		21,991	0.00

COMMERCIAL SERVICES
Other securities[a]		4,279,956	0.61

		4,279,956	0.61

COMPUTERS
International Business Machines Corp.	23,674	2,788,797	0.40
Other securities[a]		6,849,472	0.97

		9,638,269	1.37

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	161,591	11,366,311	1.62
Other securities[a]		583,481	0.08

		11,949,792	1.70

DISTRIBUTION & WHOLESALE
Other securities[a]		1,508,794	0.22

		1,508,794	0.22

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	420,225	19,611,901	2.79
Federal National Mortgage Association	82,681	5,027,832	0.72
Goldman Sachs Group Inc. (The)	19,506	4,227,730	0.60
JPMorgan Chase & Co.	290,226	13,298,155	1.90
Lehman Brothers Holdings Inc.	45,267	2,794,332	0.40
Merrill Lynch & Co. Inc.	55,797	3,977,210	0.57
Morgan Stanley	84,449	5,320,287	0.76
Other securities[a]		11,866,782	1.68

		66,124,229	9.42

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$35,438,212	5.05%

		35,438,212	5.05

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		1,536,107	0.22

		1,536,107	0.22

ELECTRONICS
Other securities[a]		5,776,211	0.82

		5,776,211	0.82

ENERGY - ALTERNATE SOURCES
Other securities[a]		112,468	0.02

		112,468	0.02

ENGINEERING & CONSTRUCTION
Other securities[a]		1,350,910	0.19

		1,350,910	0.19

ENTERTAINMENT
Other securities[a]		530,145	0.08

		530,145	0.08

ENVIRONMENTAL CONTROL
Other securities[a]		1,402,766	0.20

		1,402,766	0.20

FOOD
Kraft Foods Inc.	136,303	4,703,817	0.67
Other securities[a]		10,550,156	1.50

		15,253,973	2.17

FOREST PRODUCTS & PAPER
Other securities[a]		5,598,794	0.80

		5,598,794	0.80

GAS
Other securities[a]		4,244,124	0.60

		4,244,124	0.60

HAND & MACHINE TOOLS
Other securities[a]		1,070,806	0.15

		1,070,806	0.15

HEALTH CARE - PRODUCTS
Johnson & Johnson	153,806	10,105,054	1.44
Other securities[a]		4,634,671	0.66

		14,739,725	2.10

HEALTH CARE - SERVICES
Other securities[a]		4,504,849	0.64

		4,504,849	0.64

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$876,882	0.13%

		876,882	0.13

HOME BUILDERS
Other securities[a]		2,024,088	0.29

		2,024,088	0.29

HOME FURNISHINGS
Other securities[a]		397,151	0.06

		397,151	0.06

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		3,461,374	0.49

		3,461,374	0.49

HOUSEWARES
Other securities[a]		383,173	0.05

		383,173	0.05

INSURANCE
Allstate Corp. (The)	51,604	2,951,233	0.42
American International Group Inc.	177,095	11,980,477	1.71
Hartford Financial Services Group Inc. (The)	26,899	2,489,502	0.35
MetLife Inc.	40,087	2,795,267	0.40
Prudential Financial Inc.	29,876	2,915,300	0.42
Travelers Companies Inc. (The)	56,413	2,839,830	0.40
Other securities[a]		30,497,735	4.34

		56,469,344	8.04

INTERNET
Other securities[a]		3,726,639	0.53

		3,726,639	0.53

INVESTMENT COMPANIES
Other securities[a]		1,693,927	0.24

		1,693,927	0.24

IRON & STEEL
Other securities[a]		3,223,811	0.46

		3,223,811	0.46

LEISURE TIME
Other securities[a]		1,859,502	0.27

		1,859,502	0.27

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$1,415,699	0.20%

		1,415,699	0.20

MACHINERY
Deere & Co.	18,196	2,700,650	0.39
Other securities[a]		1,106,959	0.15

		3,807,609	0.54

MANUFACTURING
General Electric Co.	776,991	32,167,427	4.58
Other securities[a]		12,344,125	1.76

		44,511,552	6.34

MEDIA
Time Warner Inc.	273,960	5,029,906	0.72
Walt Disney Co. (The)	94,473	3,248,926	0.46
Other securities[a]		13,315,562	1.90

		21,594,394	3.08

METAL FABRICATE & HARDWARE
Other securities[a]		1,370,111	0.20

		1,370,111	0.20

MINING
Alcoa Inc.	73,874	2,889,951	0.41
Other securities[a]		1,967,012	0.28

		4,856,963	0.69

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		1,653,578	0.24

		1,653,578	0.24

OFFICE FURNISHINGS
Other securities[a]		28,702	0.00

		28,702	0.00

OIL & GAS
Apache Corp.	28,137	2,534,018	0.36
Chevron Corp.	182,591	17,086,866	2.43
ConocoPhillips	138,856	12,187,391	1.74
Devon Energy Corp.	37,814	3,146,125	0.45
Exxon Mobil Corp.	380,936	35,259,436	5.02
Marathon Oil Corp.	58,291	3,323,753	0.47
Occidental Petroleum Corp.	70,854	4,540,324	0.65
Other securities[a]		13,577,342	1.93

		91,655,255	13.05

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$1,227,803	0.18%

		1,227,803	0.18

PACKAGING & CONTAINERS
Other securities[a]		922,742	0.13

		922,742	0.13

PHARMACEUTICALS
Lilly (Eli) and Co.	43,121	2,454,879	0.35
Pfizer Inc.	596,249	14,566,363	2.08
Wyeth	54,189	2,414,120	0.34
Other securities[a]		3,046,812	0.43

		22,482,174	3.20

PIPELINES
Other securities[a]		3,995,120	0.57

		3,995,120	0.57

REAL ESTATE
Other securities[a]		149,503	0.02

		149,503	0.02

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		20,833,999	2.97

		20,833,999	2.97

RETAIL
McDonald’s Corp.	80,449	4,382,057	0.62
Wal-Mart Stores Inc.	54,478	2,377,965	0.34
Other securities[a]		12,152,237	1.73

		18,912,259	2.69

SAVINGS & LOANS
Washington Mutual Inc.	74,975	2,647,367	0.38
Other securities[a]		3,545,940	0.50

		6,193,307	0.88

SEMICONDUCTORS
Other securities[a]		3,604,385	0.51

		3,604,385	0.51

SOFTWARE
Other securities[a]		1,860,781	0.27

		1,860,781	0.27

STORAGE & WAREHOUSING
Other securities[a]		14,858	0.00

		14,858	0.00

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	523,791	$22,161,597	3.16%
Motorola Inc.	196,695	3,644,758	0.52
Sprint Nextel Corp.	238,995	4,540,905	0.65
Verizon Communications Inc.	246,666	10,922,370	1.56
Other securities[a]		10,023,201	1.42

		51,292,831	7.31

TEXTILES
Other securities[a]		603,932	0.09

		603,932	0.09

TOYS, GAMES & HOBBIES
Other securities[a]		884,529	0.13

		884,529	0.13

TRANSPORTATION
Other securities[a]		6,128,223	0.87

		6,128,223	0.87

TRUCKING & LEASING
Other securities[a]		236,973	0.03

		236,973	0.03

WATER
Other securities[a]		477,712	0.07

		477,712	0.07

TOTAL COMMON STOCKS (Cost: $667,750,164)		700,661,494	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[b,c]	4,652,109	4,652,109	0.66
BGI Cash Premier Fund LLC 5.37%[b,c,d]	6,655,189	6,655,189	0.95

		11,307,298	1.61

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,307,298)		11,307,298	1.61

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES (Cost: $679,057,462)	$711,968,792	101.41%

Other Assets, Less Liabilities	(9,879,885)	(1.41)

NET ASSETS	$702,088,907	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$714,924	0.28%

		714,924	0.28

AEROSPACE & DEFENSE
EDO Corp.	9,041	506,386	0.19
Kaman Corp.	16,197	559,768	0.22
Other securities[a]		1,427,767	0.55

		2,493,921	0.96

AGRICULTURE
Other securities[a]		260,273	0.10

		260,273	0.10

AIRLINES
Other securities[a]		895,870	0.35

		895,870	0.35

APPAREL
Other securities[a]		1,679,041	0.65

		1,679,041	0.65

AUTO MANUFACTURERS
Other securities[a]		335,086	0.13

		335,086	0.13

AUTO PARTS & EQUIPMENT
Aftermarket Technology Corp.[b]	14,562	462,198	0.18
Other securities[a]		2,117,546	0.81

		2,579,744	0.99

BANKS
Columbia Banking System Inc.	14,704	467,881	0.18
IBERIABANK Corp.	9,839	518,023	0.20
Other securities[a]		24,992,695	9.62

		25,978,599	10.00

BEVERAGES
Other securities[a]		1,721,454	0.66

		1,721,454	0.66

BIOTECHNOLOGY
Savient Pharmaceuticals Inc.[b]	31,419	457,146	0.18
Other securities[a]		9,479,936	3.65

		9,937,082	3.83

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Apogee Enterprises Inc.	18,185	$471,719	0.18%
Other securities[a]		1,207,028	0.47

		1,678,747	0.65

CHEMICALS
Other securities[a]		2,905,802	1.12

		2,905,802	1.12

COAL
Other securities[a]		135,365	0.05

		135,365	0.05

COMMERCIAL SERVICES
Healthcare Services Group Inc.	29,510	598,168	0.23
Other securities[a]		12,518,271	4.82

		13,116,439	5.05

COMPUTER SYSTEMS
Other securities[a]		59,951	0.02

		59,951	0.02

COMPUTERS
Echelon Corp.[b,c]	17,387	434,849	0.17
Sigma Designs Inc.[b,c]	13,764	663,975	0.26
Synaptics Inc.[b]	15,686	749,163	0.29
Other securities[a]		9,176,171	3.52

		11,024,158	4.24

COSMETICS & PERSONAL CARE
Other securities[a]		593,524	0.23

		593,524	0.23

DISTRIBUTION & WHOLESALE
Other securities[a]		1,958,257	0.75

		1,958,257	0.75

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		4,340,246	1.67

		4,340,246	1.67

ELECTRIC
Empire District Electric Co. (The)	19,665	444,232	0.17
Other securities[a]		404,670	0.16

		848,902	0.33

ELECTRICAL COMPONENTS & EQUIPMENT
American Superconductor Corp.[b,c]	22,389	458,527	0.18

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
Superior Essex Inc.[b]	13,375	$498,620	0.19%
Other securities[a]		2,637,931	1.01

		3,595,078	1.38

ELECTRONICS
Cubic Corp.	10,457	440,972	0.17
Electro Scientific Industries Inc.[b]	18,589	445,392	0.17
Taser International Inc.[b,c]	34,053	534,292	0.21
Other securities[a]		6,497,461	2.50

		7,918,117	3.05

ENERGY - ALTERNATE SOURCES
Other securities[a]		1,297,849	0.50

		1,297,849	0.50

ENGINEERING & CONSTRUCTION
Layne Christensen Co.[b]	9,016	500,208	0.19
Other securities[a]		477,311	0.19

		977,519	0.38

ENTERTAINMENT
Other securities[a]		2,221,617	0.86

		2,221,617	0.86

ENVIRONMENTAL CONTROL
Darling International Inc.[b]	47,791	472,653	0.18
Other securities[a]		1,774,959	0.69

		2,247,612	0.87

FOOD
Other securities[a]		3,041,598	1.17

		3,041,598	1.17

FOREST PRODUCTS & PAPER
Other securities[a]		1,500,909	0.58

		1,500,909	0.58

GAS
Other securities[a]		866,085	0.33

		866,085	0.33

HAND & MACHINE TOOLS
Other securities[a]		223,577	0.09

		223,577	0.09

HEALTH CARE
Other securities[a]		75,092	0.03

		75,092	0.03

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Cepheid Inc.[b]	33,856	$771,917	0.30%
Other securities[a]		12,073,131	4.65

		12,845,048	4.95

HEALTH CARE - SERVICES
Other securities[a]		5,489,587	2.11

		5,489,587	2.11

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		888,862	0.34

		888,862	0.34

HOME BUILDERS
Other securities[a]		1,146,669	0.44

		1,146,669	0.44

HOME FURNISHINGS
Other securities[a]		2,144,103	0.83

		2,144,103	0.83

HOUSEHOLD PRODUCTS & WARES
WD-40 Co.	14,701	501,892	0.19
Other securities[a]		1,096,482	0.43

		1,598,374	0.62

HOUSEWARES
Other securities[a]		602,809	0.23

		602,809	0.23

INSURANCE
Argo Group International Holdings Ltd.[b]	15,221	662,266	0.25
Other securities[a]		5,025,623	1.94

		5,687,889	2.19

INTERNET
Blue Coat Systems Inc.[b]	7,680	604,877	0.23
Other securities[a]		11,269,806	4.34

		11,874,683	4.57

INVESTMENT COMPANIES
Other securities[a]		2,607,125	1.00

		2,607,125	1.00

IRON & STEEL
Other securities[a]		686,747	0.26

		686,747	0.26

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
LEISURE TIME
Ambassadors Group Inc.	11,628	$443,027	0.17%
Other securities[a]		950,138	0.37

		1,393,165	0.54

LODGING
Other securities[a]		1,513,375	0.58

		1,513,375	0.58

MACHINERY
Cascade Corp.	7,222	470,658	0.18
Tennant Co.	11,347	552,599	0.21
Other securities[a]		3,942,048	1.52

		4,965,305	1.91

MANUFACTURERS
Other securities[a]		64,102	0.02

		64,102	0.02

MANUFACTURING
Ameron International Corp.	5,778	611,139	0.23
Raven Industries Inc.	11,047	442,432	0.17
Other securities[a]		3,725,620	1.44

		4,779,191	1.84

MEDIA
Other securities[a]		3,578,853	1.38

		3,578,853	1.38

METAL FABRICATE & HARDWARE
CIRCOR International Inc.	12,849	583,473	0.22
Ladish Co. Inc.[b]	9,504	527,282	0.20
RBC Bearings Inc.[b]	12,359	473,968	0.18
Other securities[a]		1,580,529	0.62

		3,165,252	1.22

MINING
Other securities[a]		899,073	0.35

		899,073	0.35

OIL & GAS
Arena Resources Inc.[b]	8,846	579,413	0.22
Other securities[a]		6,517,777	2.51

		7,097,190	2.73

OIL & GAS SERVICES
Flotek Industries Inc.[b]	10,155	448,343	0.17
NATCO Group Inc. Class Ab	9,145	473,254	0.18
Other securities[a]		3,298,718	1.28

		4,220,315	1.63

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$636,131	0.25%

		636,131	0.25

PHARMACEUTICALS
Alnylam Pharmaceuticals Inc.[b]	20,156	660,512	0.25
Other securities[a]		12,983,392	5.00

		13,643,904	5.25

REAL ESTATE
Other securities[a]		1,588,141	0.61

		1,588,141	0.61

REAL ESTATE INVESTMENT TRUSTS
Agree Realty Corp.	15,695	491,881	0.19
CapLease Inc.	42,357	434,159	0.17
Gladstone Commercial Corp.	30,976	579,251	0.22
Universal Health Realty Income Trust	15,755	559,775	0.22
Other securities[a]		7,114,076	2.73

		9,179,142	3.53

RETAIL
Other securities[a]		8,817,191	3.39

		8,817,191	3.39

SAVINGS & LOANS
KNBT Bancorp Inc.	28,351	468,926	0.18
Partners Trust Financial Group Inc.	38,270	465,746	0.18
Provident New York Bancorp	33,590	440,365	0.17
Other securities[a]		4,714,147	1.81

		6,089,184	2.34

SEMICONDUCTORS
ANADIGICS Inc.[b]	33,085	598,177	0.23
Standard Microsystems Corp.[b]	13,970	536,727	0.21
Other securities[a]		8,031,284	3.09

		9,166,188	3.53

SOFTWARE
Concur Technologies Inc.[b]	23,637	745,038	0.29
INVESTools Inc.[b]	37,340	451,441	0.17
Omnicell Inc.[b]	21,372	609,957	0.23
Phase Forward Inc.[b]	24,266	485,563	0.19

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
Ultimate Software Group Inc.[b]	16,518	$576,478	0.22%
Other securities[a]		6,390,225	2.46

		9,258,702	3.56

TELECOMMUNICATIONS
Harmonic Inc.[b]	46,942	498,055	0.19
Other securities[a]		10,178,391	3.92

		10,676,446	4.11

TEXTILES
Other securities[a]		241,205	0.09

		241,205	0.09

TOYS, GAMES & HOBBIES
Other securities[a]		748,965	0.29

		748,965	0.29

TRANSPORTATION
Other securities[a]		2,714,343	1.05

		2,714,343	1.05

TRUCKING & LEASING
Other securities[a]		217,927	0.08

		217,927	0.08

WATER
Other securities[a]		1,937,394	0.75

		1,937,394	0.75

TOTAL COMMON STOCKS (Cost: $284,329,663)		259,385,018	99.87

RIGHTS

APPAREL
Other securities[a]		2	0.00

		2	0.00

HOME BUILDERS
Other securities[a]		418	0.00

		418	0.00

TOTAL RIGHTS (Cost: $0)		420	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	1,048,240	$1,048,240	0.40%
BGI Cash Premier Fund LLC 5.37%[d,e,f]	19,524,321	19,524,321	7.52

		20,572,561	7.92

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,572,561)		20,572,561	7.92

TOTAL INVESTMENTS IN SECURITIES (Cost: $304,902,224)		279,957,999	107.79

Other Assets, Less Liabilities		(20,240,063)	(7.79)

NET ASSETS		$259,717,936	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$14,080,369	0.36%

		14,080,369	0.36

AEROSPACE & DEFENSE
Other securities[a]		39,756,709	1.01

		39,756,709	1.01

AGRICULTURE
Other securities[a]		25,795,586	0.66

		25,795,586	0.66

AIRLINES
Other securities[a]		32,280,605	0.82

		32,280,605	0.82

APPAREL
Coach Inc.[b]	320,897	15,168,801	0.39
Other securities[a]		27,286,926	0.69

		42,455,727	1.08

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	1,748,225	14,842,430	0.38
Other securities[a]		3,962,920	0.10

		18,805,350	0.48

AUTO PARTS & EQUIPMENT
Other securities[a]		17,819,785	0.45

		17,819,785	0.45

BANKS
Northern Trust Corp.	189,710	12,572,082	0.32
Other securities[a]		102,276,940	2.60

		114,849,022	2.92

BEVERAGES
Other securities[a]		29,833,164	0.76

		29,833,164	0.76

BIOTECHNOLOGY
Other securities[a]		19,452,243	0.49

		19,452,243	0.49

BUILDING MATERIALS
Other securities[a]		29,362,209	0.75

		29,362,209	0.75

Security	Shares	Value	% of Net Assets
CHEMICALS
Air Products and Chemicals Inc.	187,292	$18,309,666	0.47%
Other securities[a]		97,360,065	2.47

		115,669,731	2.94

COAL
Other securities[a]		25,533,252	0.65

		25,533,252	0.65

COMMERCIAL SERVICES
Other securities[a]		89,603,341	2.28

		89,603,341	2.28

COMPUTERS
Other securities[a]		107,249,619	2.73

		107,249,619	2.73

COSMETICS & PERSONAL CARE
Avon Products Inc.	379,455	14,240,946	0.36
Other securities[a]		6,651,880	0.17

		20,892,826	0.53

DISTRIBUTION & WHOLESALE
Other securities[a]		29,468,118	0.75

		29,468,118	0.75

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	203,407	12,837,016	0.33
Rowe (T.) Price Group Inc.	229,667	12,790,155	0.33
Other securities[a]		94,067,796	2.39

		119,694,967	3.05

ELECTRIC
American Electric Power Co. Inc.	344,789	15,887,877	0.40
Constellation Energy Group Inc.	155,898	13,374,489	0.34
Edison International	281,708	15,620,709	0.40
PG&E Corp.	303,921	14,527,424	0.37
PPL Corp.	333,707	15,450,634	0.39
Other securities[a]		156,532,404	3.99

		231,393,537	5.89

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		18,580,467	0.47

		18,580,467	0.47

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[b]	349,017	$12,871,747	0.33%
Other securities[a]		70,360,978	1.79

		83,232,725	2.12

ENERGY - ALTERNATE SOURCES
Other securities[a]		7,960,485	0.20

		7,960,485	0.20

ENGINEERING & CONSTRUCTION
Other securities[a]		49,480,631	1.26

		49,480,631	1.26

ENTERTAINMENT
International Game Technology Inc.	287,443	12,388,793	0.31
Other securities[a]		10,953,867	0.28

		23,342,660	0.59

ENVIRONMENTAL CONTROL
Other securities[a]		15,889,921	0.40

		15,889,921	0.40

FOOD
Heinz (H.J.) Co.	280,878	12,976,564	0.33
Safeway Inc.	381,826	12,642,259	0.32
Wrigley (William Jr.) Co.	207,189	13,307,749	0.34
Other securities[a]		72,772,828	1.85

		111,699,400	2.84

FOREST PRODUCTS & PAPER
Other securities[a]		26,771,372	0.68

		26,771,372	0.68

GAS
Sempra Energy	228,102	13,257,288	0.34
Other securities[a]		20,003,691	0.51

		33,260,979	0.85

HAND & MACHINE TOOLS
Other securities[a]		16,986,701	0.43

		16,986,701	0.43

HEALTH CARE - PRODUCTS
St. Jude Medical Inc.[b]	292,526	12,891,621	0.33
Other securities[a]		77,464,355	1.97

		90,355,976	2.30

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$75,130,998	1.91%

		75,130,998	1.91

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		6,835,860	0.17

		6,835,860	0.17

HOME BUILDERS
Other securities[a]		20,464,949	0.52

		20,464,949	0.52

HOME FURNISHINGS
Other securities[a]		10,958,266	0.28

		10,958,266	0.28

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		29,442,494	0.75

		29,442,494	0.75

HOUSEWARES
Other securities[a]		8,997,489	0.23

		8,997,489	0.23

INSURANCE
CIGNA Corp.	248,840	13,260,684	0.34
Principal Financial Group Inc.	231,541	14,607,922	0.37
XL Capital Ltd. Class A	160,777	12,733,538	0.32
Other securities[a]		160,453,389	4.09

		201,055,533	5.12

INTERNET
Other securities[a]		46,714,398	1.19

		46,714,398	1.19

INVESTMENT COMPANIES
Other securities[a]		10,813,494	0.28

		10,813,494	0.28

IRON & STEEL
Other securities[a]		37,884,016	0.96

		37,884,016	0.96

LEISURE TIME
Other securities[a]		16,574,918	0.42

		16,574,918	0.42

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
LODGING
Harrah’s Entertainment Inc.	161,414	$14,031,719	0.36%
Hilton Hotels Corp.	336,999	15,667,084	0.40
Other securities[a]		32,452,024	0.82

		62,150,827	1.58

MACHINERY
Other securities[a]		55,053,565	1.40

		55,053,565	1.40

MANUFACTURING
Eaton Corp.	126,670	12,545,397	0.32
Ingersoll-Rand Co. Ltd. Class A	260,800	14,205,776	0.36
Textron Inc.	215,461	13,403,829	0.34
Other securities[a]		84,366,203	2.15

		124,521,205	3.17

MEDIA
Liberty Global Inc. Class Ab	331,969	13,617,368	0.35
Liberty Media Corp. - Liberty Capital Group Series Ab	111,556	13,925,535	0.35
Other securities[a]		67,096,940	1.71

		94,639,843	2.41

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	118,967	17,604,737	0.45
Other securities[a]		6,306,799	0.16

		23,911,536	0.61

MINING
Other securities[a]		9,322,277	0.24

		9,322,277	0.24

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[b]	810,469	14,053,532	0.36
Other securities[a]		8,625,985	0.22

		22,679,517	0.58

OFFICE FURNISHINGS
Other securities[a]		2,776,548	0.07

		2,776,548	0.07

Security	Shares	Value	% of Net Assets
OIL & GAS
Chesapeake Energy Corp.	398,372	$14,046,597	0.36%
Global SantaFe Corp.	197,115	14,984,682	0.38
Hess Corp.	240,038	15,969,728	0.41
Other securities[a]		138,637,221	3.52

		183,638,228	4.67

OIL & GAS SERVICES
National Oilwell Varco Inc.[b]	153,571	22,191,008	0.56
Smith International Inc.	173,340	12,376,476	0.32
Weatherford International Ltd.[b]	291,645	19,592,711	0.50
Other securities[a]		49,000,661	1.24

		103,160,856	2.62

PACKAGING & CONTAINERS
Other securities[a]		27,878,920	0.71

		27,878,920	0.71

PHARMACEUTICALS
Allergan Inc.	263,781	17,005,961	0.43
Other securities[a]		78,260,788	1.99

		95,266,749	2.42

PIPELINES
Spectra Energy Corp.	546,304	13,373,522	0.34
Williams Companies Inc. (The)	517,796	17,636,132	0.45
Other securities[a]		31,196,963	0.79

		62,206,617	1.58

REAL ESTATE
Other securities[a]		13,566,040	0.35

		13,566,040	0.35

REAL ESTATE INVESTMENT TRUSTS
ProLogis	221,863	14,720,610	0.37
Vornado Realty Trust	115,422	12,621,396	0.32
Other securities[a]		177,442,997	4.52

		204,785,003	5.21

RETAIL
Yum! Brands Inc.	452,902	15,321,675	0.39
Other securities[a]		175,627,392	4.47

		190,949,067	4.86

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$27,769,087	0.71%

		27,769,087	0.71

SEMICONDUCTORS
Broadcom Corp. Class Ab	405,089	14,761,443	0.38
NVIDIA Corp.[b]	470,681	17,057,479	0.43
Other securities[a]		136,845,127	3.48

		168,664,049	4.29

SOFTWARE
Electronic Arts Inc.[b]	269,311	15,078,723	0.38
Other securities[a]		135,024,463	3.44

		150,103,186	3.82

TELECOMMUNICATIONS
American Tower Corp. Class Ab	361,291	15,730,610	0.40
Juniper Networks Inc.[b]	444,510	16,273,511	0.41
Qwest Communications International Inc.[b,c]	1,391,033	12,741,862	0.32
Other securities[a]		106,001,359	2.71

		150,747,342	3.84

TEXTILES
Other securities[a]		8,222,063	0.21

		8,222,063	0.21

TOYS, GAMES & HOBBIES
Other securities[a]		11,820,983	0.30

		11,820,983	0.30

TRANSPORTATION
CSX Corp.	377,984	16,151,256	0.41
Other securities[a]		43,374,964	1.10

		59,526,220	1.51

TRUCKING & LEASING
Other securities[a]		2,610,035	0.07

		2,610,035	0.07

WATER
Other securities[a]		2,600,149	0.07

		2,600,149	0.07

TOTAL COMMON STOCKS (Cost: $ 3,429,643,945)		3,924,999,804	99.87

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	24,162,959	$24,162,959	0.61%
BGI Cash Premier Fund LLC 5.37%[d,e,f]	155,073,100	155,073,100	3.95

		179,236,059	4.56

TOTAL SHORT-TERM INVESTMENTS (Cost: $179,236,059)		179,236,059	4.56

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,608,880,004)		4,104,235,863	104.43

Other Assets, Less Liabilities		(174,205,590)	(4.43)

NET ASSETS		$3,930,030,273	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$11,092,120	0.37%

		11,092,120	0.37

AEROSPACE & DEFENSE
Rockwell Collins Inc.	196,262	14,334,976	0.47
Other securities[a]		25,989,420	0.86

		40,324,396	1.33

AGRICULTURE
Other securities[a]		11,346,466	0.37

		11,346,466	0.37

AIRLINES
Other securities[a]		26,166,613	0.86

		26,166,613	0.86

APPAREL
Coach Inc.[b]	435,267	20,575,071	0.68
Other securities[a]		21,922,568	0.72

		42,497,639	1.40

AUTO MANUFACTURERS
Other securities[a]		5,382,590	0.18

		5,382,590	0.18

AUTO PARTS & EQUIPMENT
Other securities[a]		15,394,812	0.51

		15,394,812	0.51

BANKS
Northern Trust Corp.	218,210	14,460,777	0.48
Other securities[a]		6,983,955	0.23

		21,444,732	0.71

BEVERAGES
Other securities[a]		10,894,948	0.36

		10,894,948	0.36

BIOTECHNOLOGY
Other securities[a]		18,972,620	0.63

		18,972,620	0.63

BUILDING MATERIALS
Other securities[a]		20,284,974	0.67

		20,284,974	0.67
CHEMICALS
Other securities[a]		65,114,547	2.15

		65,114,547	2.15

Security	Shares	Value	% of Net Assets
COAL
Peabody Energy Corp.	310,757	$14,875,938	0.49%
Other securities[a]		19,756,338	0.65

		34,632,276	1.14

COMMERCIAL SERVICES
Other securities[a]		95,474,982	3.15

		95,474,982	3.15

COMPUTERS
Cognizant Technology Solutions Corp.[b]	168,598	13,449,062	0.45
Other securities[a]		71,534,746	2.36

		84,983,808	2.81

COSMETICS & PERSONAL CARE
Avon Products Inc.	474,546	17,809,711	0.59
Other securities[a]		7,001,042	0.23

		24,810,753	0.82

DISTRIBUTION & WHOLESALE
Other securities[a]		22,813,710	0.75

		22,813,710	0.75

DIVERSIFIED FINANCIAL SERVICES
NYMEX Holdings Inc.	107,994	14,058,659	0.46
Rowe (T.) Price Group Inc.	311,520	17,348,549	0.57
Other securities[a]		76,943,080	2.55

		108,350,288	3.58

ELECTRIC
AES Corp. (The)[b]	782,942	15,690,158	0.52
Constellation Energy Group Inc.	164,094	14,077,624	0.46
PPL Corp.	337,671	15,634,167	0.52
Other securities[a]		37,279,015	1.23

		82,680,964	2.73

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		18,619,199	0.62

		18,619,199	0.62

ELECTRONICS
Agilent Technologies Inc.[b]	473,406	17,459,213	0.58
Garmin Ltd.	135,460	16,173,924	0.53
Other securities[a]		53,533,387	1.77

		87,166,524	2.88

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$10,797,437	0.36%

		10,797,437	0.36

ENGINEERING & CONSTRUCTION
Fluor Corp.	103,417	14,889,980	0.49
McDermott International Inc.[b]	261,012	14,115,529	0.47
Other securities[a]		27,306,858	0.90

		56,312,367	1.86

ENTERTAINMENT
International Game Technology Inc.	389,889	16,804,216	0.56
Other securities[a]		11,884,177	0.39

		28,688,393	0.95

ENVIRONMENTAL CONTROL
Other securities[a]		17,258,943	0.57

		17,258,943	0.57

FOOD
Wrigley (William Jr.) Co.	247,308	15,884,593	0.52
Other securities[a]		41,464,369	1.37

		57,348,962	1.89

FOREST PRODUCTS & PAPER
Other securities[a]		3,048,699	0.10

		3,048,699	0.10

HAND & MACHINE TOOLS
Other securities[a]		9,972,338	0.33

		9,972,338	0.33

HEALTH CARE - PRODUCTS
St. Jude Medical Inc.[b]	396,783	17,486,227	0.58
Other securities[a]		95,103,303	3.14

		112,589,530	3.72

HEALTH CARE - SERVICES
Humana Inc.[b]	192,340	13,440,719	0.44
Other securities[a]		75,683,110	2.50

		89,123,829	2.94

HOME BUILDERS
Other securities[a]		4,150,347	0.14

		4,150,347	0.14

HOME FURNISHINGS
Other securities[a]		12,515,747	0.41

		12,515,747	0.41

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$20,306,345	0.67%

		20,306,345	0.67

HOUSEWARES
Other securities[a]		7,656,289	0.25

		7,656,289	0.25

INSURANCE
CIGNA Corp.	337,525	17,986,707	0.59
Other securities[a]		15,530,713	0.52

		33,517,420	1.11

INTERNET
Other securities[a]		43,315,741	1.43

		43,315,741	1.43

IRON & STEEL
Other securities[a]		27,544,992	0.91

		27,544,992	0.91

LEISURE TIME
Harley-Davidson Inc.	302,034	13,956,991	0.46

		13,956,991	0.46

LODGING
Hilton Hotels Corp.	457,105	21,250,811	0.70
Starwood Hotels & Resorts Worldwide Inc.	252,273	15,325,585	0.51
Other securities[a]		31,114,040	1.03

		67,690,436	2.24

MACHINERY
Cummins Inc.	122,291	15,639,796	0.52
Other securities[a]		54,198,257	1.79

		69,838,053	2.31

MANUFACTURING
Textron Inc.	292,253	18,181,059	0.60
Other securities[a]		41,071,506	1.36

		59,252,565	1.96

MEDIA
Other securities[a]		55,411,479	1.83

		55,411,479	1.83

METAL FABRICATE & HARDWARE
Precision
Castparts Corp.	161,365	23,878,793	0.79

		23,878,793	0.79

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MINING
Other securities[a]		$12,652,545	0.42%

		12,652,545	0.42

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		9,570,857	0.32

		9,570,857	0.32

OFFICE FURNISHINGS
Other securities[a]		3,393,365	0.11

		3,393,365	0.11

OIL & GAS
GlobalSantaFe Corp.	267,366	20,325,163	0.67
Noble Corp.	314,364	15,419,554	0.51
Other securities[a]		107,112,556	3.54

		142,857,273	4.72

OIL & GAS SERVICES
National Oilwell Varco Inc.[b]	208,305	30,100,073	1.00
Smith International Inc.	235,119	16,787,497	0.56
Weatherford International Ltd.[b]	395,589	26,575,669	0.88
Other securities[a]		61,436,141	2.02

		134,899,380	4.46

PACKAGING & CONTAINERS
Other securities[a]		26,061,502	0.86

		26,061,502	0.86

PHARMACEUTICALS
Allergan Inc.	357,791	23,066,786	0.76
Express Scripts Inc.[b]	257,953	14,398,936	0.48
Forest Laboratories Inc.[b]	375,324	13,995,832	0.46
Other securities[a]		63,428,661	2.10

		114,890,215	3.80

PIPELINES
Williams Companies Inc. (The)	587,859	20,022,478	0.66
Other securities[a]		9,260,568	0.31

		29,283,046	0.97

REAL ESTATE
Other securities[a]		18,409,045	0.61

		18,409,045	0.61

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
ProLogis	263,318	$17,471,149	0.58%
Other securities[a]		45,243,122	1.49

		62,714,271	2.07

RETAIL
Penney (J.C.) Co. Inc.	264,809	16,780,946	0.55
TJX Companies Inc. (The)	533,233	15,501,083	0.51
Yum! Brands Inc.	614,317	20,782,344	0.69
Other securities[a]		171,313,306	5.66

		224,377,679	7.41

SAVINGS & LOANS
Other securities[a]		7,853,214	0.26

		7,853,214	0.26

SEMICONDUCTORS
Analog Devices Inc.	383,623	13,871,808	0.46
Broadcom Corp. Class Ab	549,461	20,022,359	0.66
MEMC Electronic Materials Inc.[b]	263,162	15,489,715	0.51
NVIDIA Corp.[b]	638,434	23,136,848	0.76
Other securities[a]		124,522,437	4.12

		197,043,167	6.51

SOFTWARE
Autodesk Inc.[b]	270,613	13,522,532	0.45
Electronic Arts Inc.[b]	365,296	20,452,923	0.67
MasterCard Inc. Class A	93,474	13,831,348	0.46
Paychex Inc.	397,762	16,308,242	0.54
Other securities[a]		127,092,935	4.20

		191,207,980	6.32

TELECOMMUNICATIONS
American Tower Corp. Class Ab	490,055	21,336,995	0.71
Juniper Networks Inc.[b]	432,306	15,826,723	0.52
NII Holdings Inc. Class Bb	202,773	16,657,802	0.55
Other securities[a]		70,485,048	2.33

		124,306,568	4.11

TEXTILES
Other securities[a]		4,491,771	0.15

		4,491,771	0.15

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$6,608,446	0.22%

		6,608,446	0.22

TRANSPORTATION
Other securities[a]		43,934,504	1.45

		43,934,504	1.45

TRUCKING & LEASING
Other securities[a]		1,993,256	0.07

		1,993,256	0.07

WATER
Other securities[a]		245,670	0.01

		245,670	0.01

TOTAL COMMON STOCKS (Cost: $2,665,610,321)		3,029,418,411	100.10

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	19,233,490	19,233,490	0.64
BGI Cash Premier Fund LLC 5.37%[c,d,e]	122,943,422	122,943,422	4.06

		142,176,912	4.70

TOTAL SHORT-TERM INVESTMENTS (Cost: $142,176,912)		142,176,912	4.70

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,807,787,233)		3,171,595,323	104.80

SHORT POSITIONS[f]

COMMON STOCKS
Wachovia Corp.	(75,876)	(3,805,181)	(0.12)

		(3,805,181)	(0.12)

TOTAL SHORT POSITIONS (Proceeds: $3,805,564)		(3,805,181)	(0.12)

Other Assets, Less Liabilities		(141,592,903)	(4.68)

NET ASSETS		$3,026,197,239	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$12,510,176	0.35%

		12,510,176	0.35

AEROSPACE & DEFENSE
Other securities[a]		21,196,021	0.59

		21,196,021	0.59

AGRICULTURE
Bunge Ltd.	220,482	23,690,791	0.66
Other securities[a]		13,131,362	0.37

		36,822,153	1.03

AIRLINES
Southwest Airlines Co.	1,126,557	16,673,044	0.47
Other securities[a]		10,776,917	0.30

		27,449,961	0.77

APPAREL
Other securities[a]		23,489,552	0.65

		23,489,552	0.65

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	3,692,564	31,349,868	0.87

		31,349,868	0.87

AUTO PARTS & EQUIPMENT
Other securities[a]		13,665,792	0.38

		13,665,792	0.38

BANKS
KeyCorp	716,440	23,162,505	0.65
Marshall & Ilsley Corp.	473,202	20,712,052	0.58
Other securities[a]		165,294,549	4.60

		209,169,106	5.83

BEVERAGES
Other securities[a]		46,049,140	1.28

		46,049,140	1.28

BIOTECHNOLOGY
Other securities[a]		11,574,373	0.32

		11,574,373	0.32

BUILDING MATERIALS
Other securities[a]		30,128,978	0.84

		30,128,978	0.84

Security	Shares	Value	% of Net Assets
CHEMICALS
Air Products and Chemicals Inc.	209,271	$20,458,333	0.57%
Lyondell Chemical Co.	422,589	19,587,000	0.55
PPG Industries Inc.	299,828	22,652,005	0.63
Other securities[a]		80,225,203	2.24

		142,922,541	3.99

COMMERCIAL SERVICES
Other securities[a]		40,825,894	1.14

		40,825,894	1.14

COMPUTERS
Computer Sciences Corp.[b]	316,339	17,683,350	0.49
Other securities[a]		76,458,474	2.13

		94,141,824	2.62

COSMETICS & PERSONAL CARE
Other securities[a]		5,503,187	0.15

		5,503,187	0.15

DISTRIBUTION & WHOLESALE
Other securities[a]		26,705,268	0.74

		26,705,268	0.74

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	429,628	27,113,823	0.76
Other securities[a]		68,567,024	1.91

		95,680,847	2.67

ELECTRIC
Ameren Corp.	378,083	19,849,357	0.55
American Electric Power Co. Inc.	728,257	33,558,083	0.94
Consolidated Edison Inc.	494,042	22,874,145	0.64
Edison International	595,023	32,994,025	0.92
PG&E Corp.	641,932	30,684,350	0.86
Progress Energy Inc.	470,926	22,062,883	0.61
Xcel Energy Inc.	746,793	16,085,921	0.45
Other securities[a]		181,882,605	5.07

		359,991,369	10.04

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		10,266,165	0.29

		10,266,165	0.29

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$40,007,975	1.12%

		40,007,975	1.12

ENGINEERING & CONSTRUCTION
Other securities[a]		16,816,439	0.47

		16,816,439	0.47

ENTERTAINMENT
Other securities[a]		4,639,567	0.13

		4,639,567	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		6,701,472	0.19

		6,701,472	0.19

FOOD
ConAgra Foods Inc.	909,649	23,769,128	0.66
Safeway Inc.	806,484	26,702,685	0.74
Other securities[a]		96,205,186	2.69

		146,676,999	4.09

FOREST PRODUCTS & PAPER
Other securities[a]		51,934,924	1.45

		51,934,924	1.45

GAS
Sempra Energy	481,790	28,001,635	0.78
Other securities[a]		42,254,919	1.18

		70,256,554	1.96

HAND & MACHINE TOOLS
Other securities[a]		20,336,136	0.57

		20,336,136	0.57

HEALTH CARE - PRODUCTS
Other securities[a]		15,244,395	0.42

		15,244,395	0.42

HEALTH CARE - SERVICES
Other securities[a]		19,624,101	0.55

		19,624,101	0.55

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		14,438,322	0.40

		14,438,322	0.40

HOME BUILDERS
Other securities[a]		36,750,936	1.02

		36,750,936	1.02

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$3,642,319	0.10%

		3,642,319	0.10

HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	278,979	22,733,999	0.63
Other securities[a]		7,831,237	0.22

		30,565,236	0.85

HOUSEWARES
Other securities[a]		7,091,075	0.20

		7,091,075	0.20

INSURANCE
Aon Corp.	536,217	24,027,884	0.67
Genworth Financial Inc. Class A	794,198	24,405,705	0.68
Principal Financial Group Inc.	461,674	29,127,013	0.81
Unum Group	658,917	16,123,699	0.45
XL Capital Ltd. Class A	299,860	23,748,912	0.66
Other securities[a]		255,023,959	7.12

		372,457,172	10.39

INTERNET
Liberty Media Corp. - Liberty Interactive Group Series Ab	477,221	9,167,415	0.25
Other securities[a]		22,053,191	0.62

		31,220,606	0.87

INVESTMENT COMPANIES
Other securities[a]		22,839,342	0.64

		22,839,342	0.64

IRON & STEEL
United States Steel Corp.	216,074	22,890,880	0.64
Other securities[a]		14,254,968	0.40

		37,145,848	1.04

LEISURE TIME
Other securities[a]		13,263,597	0.37

		13,263,597	0.37

LODGING
Other securities[a]		25,877,055	0.72

		25,877,055	0.72

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$7,492,287	0.21%

		7,492,287	0.21

MANUFACTURING
Eaton Corp.	235,979	23,371,360	0.65
Ingersoll-Rand Co. Ltd. Class A	516,705	28,144,921	0.79
ITT Industries Inc.	290,395	19,726,532	0.55
Parker Hannifin Corp.	211,534	23,655,847	0.66
Other securities[a]		75,911,291	2.11

		170,809,951	4.76

MEDIA
Gannett Co. Inc.	428,572	18,728,596	0.52
Liberty Media Corp. - Liberty Capital Group Series Ab	235,626	29,413,194	0.82
Other securities[a]		65,470,465	1.83

		113,612,255	3.17

METAL FABRICATE & HARDWARE
Other securities[a]		13,332,442	0.37

		13,332,442	0.37

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[b]	1,711,855	29,683,566	0.83
Other securities[a]		3,311,254	0.09

		32,994,820	0.92

OFFICE FURNISHINGS
Other securities[a]		563,116	0.02

		563,116	0.02

OIL & GAS
Hess Corp.	507,004	33,730,976	0.94
Murphy Oil Corp.	343,573	24,012,317	0.67
Noble Energy Inc.	267,733	18,752,019	0.52
Other securities[a]		88,957,529	2.48

		165,452,841	4.61

OIL & GAS SERVICES
Other securities[a]		7,841,800	0.22

		7,841,800	0.22

PACKAGING & CONTAINERS
Other securities[a]		18,317,173	0.51

		18,317,173	0.51

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$22,306,856	0.62%

		22,306,856	0.62

PIPELINES
El Paso Corp.	1,278,834	21,701,813	0.60
Spectra Energy Corp.	1,153,894	28,247,325	0.79
Other securities[a]		35,857,971	1.00

		85,807,109	2.39

REAL ESTATE INVESTMENT TRUSTS
Archstone-Smith Trust	407,108	24,483,475	0.68
AvalonBay Communities Inc.	145,454	17,172,299	0.48
Boston Properties Inc.	187,124	19,442,184	0.54
Equity Residential	530,987	22,492,609	0.63
Host Hotels & Resorts Inc.	953,415	21,394,633	0.60
Kimco Realty Corp.	392,130	17,728,197	0.49
Public Storage	210,362	16,544,971	0.46
Vornado Realty Trust	243,790	26,658,436	0.74
Other securities[a]		169,142,211	4.72

		335,059,015	9.34

RETAIL
Gap Inc. (The)	1,095,090	20,193,460	0.56
Other securities[a]		33,794,751	0.95

		53,988,211	1.51

SAVINGS & LOANS
Other securities[a]		46,421,401	1.29

		46,421,401	1.29

SEMICONDUCTORS
Other securities[a]		49,421,636	1.38

		49,421,636	1.38

SOFTWARE
Other securities[a]		19,347,284	0.54

		19,347,284	0.54

TELECOMMUNICATIONS
Qwest Communications International Inc.[b,c]	2,938,108	26,913,069	0.75
Other securities[a]		97,972,871	2.73

		124,885,940	3.48

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$10,368,473	0.29%

		10,368,473	0.29

TOYS, GAMES & HOBBIES
Other securities[a]		14,686,050	0.41

		14,686,050	0.41

TRANSPORTATION
CSX Corp.	661,848	28,280,765	0.79
Other securities[a]		29,014,785	0.81

		57,295,550	1.60

TRUCKING & LEASING
Other securities[a]		2,429,440	0.07

		2,429,440	0.07

WATER
Other securities[a]		5,122,028	0.14

		5,122,028	0.14

TOTAL COMMON STOCKS (Cost: $3,562,704,112)		3,584,527,963	99.95

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	18,556,281	18,556,281	0.52
BGI Cash Premier Fund LLC 5.37%[d,e,f]	142,829,220	142,829,220	3.98

		161,385,501	4.50

TOTAL SHORT-TERM INVESTMENTS (Cost: $161,385,501)		161,385,501	4.50

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,724,089,613)		3,745,913,464	104.45

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[g]

COMMON STOCKS
Wachovia Corp.	(17,919)	$(898,638)	(0.03)%

		(898,638)	(0.03)

TOTAL SHORT POSITIONS (Proceeds: $898,728)		(898,638)	(0.03)

Other Assets, Less Liabilities		(158,655,266)	(4.42)

NET ASSETS		$3,586,359,560	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2007

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,794,946,229	$280,402,021	$667,750,164	$284,329,663
Affiliated issuers (Note 2)	53,859,106	3,981,954	11,307,298	20,572,561

Total cost of investments	$2,848,805,335	$284,383,975	$679,057,462	$304,902,224

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,986,394,259	$325,002,159	$700,661,494	$259,385,438
Affiliated issuers (Note 2)	53,859,106	3,981,954	11,307,298	20,572,561

Total value of investments	3,040,253,365	328,984,113	711,968,792	279,957,999
Receivables:
Investment securities sold	2,576,238	322,886	478,323	–
Due from custodian (Note 4)	13,552	2,088	–	–
Dividends and interest	3,314,977	220,281	1,076,028	309,413
Capital shares sold	92,081	–	63,518	–

Total Assets	3,046,250,213	329,529,368	713,586,661	280,267,412

LIABILITIES
Payables:
Investment securities purchased	6,542,125	930,367	739,120	298,013
Collateral for securities on loan (Note 5)	35,304,475	2,472,573	6,655,189	19,524,321
Capital shares redeemed	–	–	52,565	–
Short positions, at value (Proceeds: $–, $121,325, $– and $–, respectively) (Note 1)	–	121,313	–	–
Distribution to shareholders	12,917,066	723,629	3,903,132	592,169
Investment advisory fees (Note 2)	497,422	64,320	147,748	134,973

Total Liabilities	55,261,088	4,312,202	11,497,754	20,549,476

NET ASSETS	$2,990,989,125	$325,217,166	$702,088,907	$259,717,936

Net assets consist of:
Paid-in capital	$2,672,335,351	$298,035,443	$611,788,322	$267,240,993
Undistributed (distributions in excess of) net investment income	168,403	(20,274)	270,564	40,391
Undistributed net realized gain (accumulated net realized loss)	127,037,341	(17,398,153)	57,118,691	17,380,777
Net unrealized appreciation (depreciation)	191,448,030	44,600,150	32,911,330	(24,944,225)

NET ASSETS	$2,990,989,125	$325,217,166	$702,088,907	$259,717,936

Shares outstanding[b]	34,000,000	6,500,000	6,300,000	4,500,000

Net asset value per share	$87.97	$50.03	$111.44	$57.72

[a]	Securities on loan with market values of $34,415,428, $2,411,563, $6,412,710 and $18,457,943, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,429,643,945	$2,665,610,321	$3,562,704,112
Affiliated issuers (Note 2)	179,236,059	142,176,912	161,385,501

Total cost of investments	$3,608,880,004	$2,807,787,233	$3,724,089,613

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,924,999,804	$3,029,418,411	$3,584,527,963
Affiliated issuers (Note 2)	179,236,059	142,176,912	161,385,501

Total value of investments	4,104,235,863	3,171,595,323	3,745,913,464
Receivables:
Investment securities sold	1,204,837	5,373,953	898,728
Dividends and interest	4,137,989	1,591,773	6,323,726
Capital shares sold	107,517	86,818	406,365
Capital shares redeemed	73,451	–	–

Total Assets	4,109,759,657	3,178,647,867	3,753,542,283

LIABILITIES
Payables:
Investment securities purchased	13,011,397	20,944,435	7,707,249
Collateral for securities on loan (Note 5)	155,073,100	122,943,422	142,829,220
Short positions, at value (Proceeds: $–, $3,805,564 and $898,728, respectively) (Note 1)	–	3,805,181	898,638
Distribution to shareholders	11,018,221	4,172,933	15,010,412
Investment advisory fees (Note 2)	626,666	584,657	737,204

Total Liabilities	179,729,384	152,450,628	167,182,723

NET ASSETS	$3,930,030,273	$3,026,197,239	$3,586,359,560

Net assets consist of:
Paid-in capital	$3,340,760,102	$2,612,947,875	$3,259,737,182
Undistributed net investment income	1,587,518	420,296	1,890,927
Undistributed net realized gain	92,326,794	49,020,596	302,907,510
Net unrealized appreciation	495,355,859	363,808,472	21,823,941

NET ASSETS	$3,930,030,273	$3,026,197,239	$3,586,359,560

Shares outstanding[b]	36,300,000	26,050,000	23,700,000

Net asset value per share	$108.27	$116.17	$151.32

[a]	Securities on loan with market values of $151,208,106, $119,975,177 and $139,220,313, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$27,228,846	$1,637,471	$8,586,065	$1,678,236
Interest from affiliated issuers (Note 2)	141,973	14,143	28,164	14,767
Securities lending income from unaffiliated issuers	32,879	3,285	5,720	29,178
Securities lending income from affiliated issuers (Note 2)	202,791	17,384	46,221	206,130

Total investment income	27,606,489	1,672,283	8,666,170	1,928,311

EXPENSES
Investment advisory fees (Note 2)	3,063,939	369,738	879,281	851,498

Total expenses	3,063,939	369,738	879,281	851,498

Net investment income	24,542,550	1,302,545	7,786,889	1,076,813

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(24,583,628)	(839,532)	(4,629,607)	(8,838,770)
In-kind redemptions	236,552,142	3,506,704	66,163,070	27,659,772

Net realized gain	211,968,514	2,667,172	61,533,463	18,821,002

Net change in unrealized appreciation (depreciation) on:
Investments	(24,109,701)	26,469,387	(41,026,906)	(26,504,535)
Short positions (Note 1)	–	(979)	–	177
Net change in unrealized appreciation (depreciation)	(24,109,701)	26,468,408	(41,026,906)	(26,504,358)

Net realized and unrealized gain (loss)	187,858,813	29,135,580	20,506,557	(7,683,356)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$212,401,363	$30,438,125	$28,293,446	$(6,606,543)

[a]	Net of foreign withholding tax of $2,157, $–, $1,022 and $324, respectively.

See notes to financial statements.

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$26,179,874	$10,067,720	$39,737,958
Interest from affiliated issuers (Note 2)	226,762	192,017	144,919
Securities lending income from unaffiliated issuers	73,260	51,245	71,877
Securities lending income from affiliated issuers (Note 2)	623,824	205,730	1,027,846

Total investment income	27,103,720	10,516,712	40,982,600

EXPENSES
Investment advisory fees (Note 2)	3,755,254	3,155,771	4,692,712

Total expenses	3,755,254	3,155,771	4,692,712

Net investment income	23,348,466	7,360,941	36,289,888

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(28,962,980)	(40,358,296)	(38,178,869)
In-kind redemptions	150,860,680	118,156,264	362,379,996

Net realized gain	121,897,700	77,797,968	324,201,127

Net change in unrealized appreciation (depreciation) on:
Investments	21,139,753	105,069,706	(385,232,012)
Short positions (Note 1)	–	382	90
Net change in unrealized appreciation (depreciation)	21,139,753	105,070,088	(385,231,922)

Net realized and unrealized gain (loss)	143,037,453	182,868,056	(61,030,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,385,919	$190,228,997	$(24,740,907)

[a]	Net of foreign withholding tax of $7,771, $– and $17,048, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,542,550	$41,611,637	$1,302,545	$2,419,834
Net realized gain	211,968,514	150,802,589	2,667,172	8,090,748
Net change in unrealized appreciation (depreciation)	(24,109,701)	69,377,940	26,648,408	5,008,707

Net increase in net assets resulting from operations	212,401,363	261,792,166	30,438,125	15,519,289

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,779,201)	(41,648,195)	(1,401,264)	(2,337,434)

Total distributions to shareholders	(24,779,201)	(41,648,195)	(1,401,264)	(2,337,434)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	747,303,754	1,125,988,846	45,206,479	80,317,455
Cost of shares redeemed	(872,589,268)	(597,595,218)	(14,295,491)	(54,288,194)

Net increase (decrease) in net assets from capital share transactions	(125,285,514)	528,393,628	30,910,988	26,029,261

INCREASE IN NET ASSETS	62,336,648	748,537,599	59,947,849	39,211,116

NET ASSETS
Beginning of period	2,928,652,477	2,180,114,878	265,269,317	226,058,201

End of period	$2,990,989,125	$2,928,652,477	$325,217,166	$265,269,317

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$168,403	$405,054	$(20,274)	$78,445

SHARES ISSUED AND REDEEMED
Shares sold	8,700,000	14,200,000	950,000	1,850,000
Shares redeemed	(10,150,000)	(7,600,000)	(300,000)	(1,250,000)

Net increase (decrease) in shares outstanding	(1,450,000)	6,600,000	650,000	600,000

See notes to financial statements.

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,786,889	$12,759,888	$1,076,813	$1,247,037
Net realized gain	61,533,463	27,914,052	18,821,002	23,828,568
Net change in unrealized appreciation (depreciation)	(41,026,906)	44,158,239	(26,504,358)	(20,114,922)

Net increase (decrease) in net assets resulting from operations	28,293,446	84,832,179	(6,606,543)	4,960,683

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,568,238)	(12,598,684)	(1,058,340)	(1,269,631)
Return of capital	–	(233,748)	–	(189,978)

Total distributions to shareholders	(7,568,238)	(12,832,432)	(1,058,340)	(1,459,609)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	268,339,460	320,062,674	151,263,744	163,327,038
Cost of shares redeemed	(281,575,204)	(137,328,659)	(139,972,793)	(127,196,013)

Net increase (decrease) in net assets from capital share transactions	(13,235,744)	182,734,015	11,290,951	36,131,025

INCREASE IN NET ASSETS	7,489,464	254,733,762	3,626,068	39,632,099

NET ASSETS
Beginning of period	694,599,443	439,865,681	256,091,868	216,459,769

End of period	$702,088,907	$694,599,443	$259,717,936	$256,091,868

Undistributed net investment income included in net assets at end of period	$270,564	$51,913	$40,391	$21,918

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	3,150,000	2,550,000	2,950,000
Shares redeemed	(2,500,000)	(1,350,000)	(2,400,000)	(2,300,000)

Net increase (decrease) in shares outstanding	(100,000)	1,800,000	150,000	650,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,348,466	$35,453,466	$7,360,941	$11,172,629
Net realized gain	121,897,700	89,193,064	77,797,968	63,804,324
Net change in unrealized appreciation (depreciation)	21,139,753	164,079,646	105,070,088	14,928,845

Net increase in net assets resulting from operations	166,385,919	288,726,176	190,228,997	89,905,798

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,345,468)	(34,652,778)	(7,091,574)	(11,516,317)
Return of capital	–	(2,368,213)	–	–

Total distributions to shareholders	(22,345,468)	(37,020,991)	(7,091,574)	(11,516,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	896,353,915	1,253,265,580	1,423,920,359	420,395,284
Cost of shares redeemed	(440,740,674)	(370,962,653)	(398,791,997)	(261,869,442)

Net increase in net assets from capital share transactions	455,613,241	882,302,927	1,025,128,362	158,525,842

INCREASE IN NET ASSETS	599,653,692	1,134,008,112	1,208,265,785	236,915,323

NET ASSETS
Beginning of period	3,330,376,581	2,196,368,469	1,817,931,454	1,581,016,131

End of period	$3,930,030,273	$3,330,376,581	$3,026,197,239	$1,817,931,454

Undistributed net investment income included in net assets at end of period	$1,587,518	$584,520	$420,296	$150,929

SHARES ISSUED AND REDEEMED
Shares sold	8,300,000	12,800,000	12,550,000	4,100,000
Shares redeemed	(4,050,000)	(4,000,000)	(3,500,000)	(2,750,000)

Net increase in shares outstanding	4,250,000	8,800,000	9,050,000	1,350,000

See notes to financial statements.

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,289,888	$53,566,154
Net realized gain	324,201,127	195,828,509
Net change in unrealized appreciation (depreciation)	(385,231,922)	197,631,760

Net increase (decrease) in net assets resulting from operations	(24,740,907)	447,026,423

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,796,127)	(52,354,086)
Return of capital	–	(4,257,253)

Total distributions to shareholders	(34,796,127)	(56,611,339)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,980,174,811	1,778,509,187
Cost of shares redeemed	(1,743,522,204)	(834,603,742)

Net increase in net assets from capital share transactions	236,652,607	943,905,445

INCREASE IN NET ASSETS	177,115,573	1,334,320,529

NET ASSETS
Beginning of period	3,409,243,987	2,074,923,458

End of period	$3,586,359,560	$3,409,243,987

Undistributed net investment income included in net assets at end of period	$1,890,927	$397,166

SHARES ISSUED AND REDEEMED
Shares sold	12,600,000	12,750,000
Shares redeemed	(11,200,000)	(6,000,000)

Net increase in shares outstanding	1,400,000	6,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$82.61	$75.57	$67.26	$64.13	$47.25	$63.89

Income from investment operations:
Net investment income	0.69 [a]	1.31 [a]	1.16	1.17	0.90	0.90
Net realized and unrealized gain (loss)[b]	5.38	7.00	8.26	3.26	16.90	(16.65)

Total from investment operations	6.07	8.31	9.42	4.43	17.80	(15.75)

Less distributions from:
Net investment income	(0.71)	(1.27)	(1.11)	(1.12)	(0.92)	(0.89)
Return of capital	–	–	–	(0.18)	(0.00)[c]	–

Total distributions	(0.71)	(1.27)	(1.11)	(1.30)	(0.92)	(0.89)

Net asset value, end of period	$87.97	$82.61	$75.57	$67.26	$64.13	$47.25

Total return	7.35%[d]	11.10%	14.10%	6.95%	37.86%	(24.73)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,990,989	$2,928,652	$2,180,115	$1,957,315	$1,417,348	$985,140
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.60%	1.68%	1.62%	1.81%	1.54%	1.53%
Portfolio turnover rate[f]	6%	6%	5%	5%	4%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$45.35	$43.06	$38.01	$38.13	$28.70	$39.72

Income from investment operations:
Net investment income	0.21 [a]	0.42 [a]	0.32	0.42	0.25	0.23
Net realized and unrealized gain (loss)[b]	4.69	2.26	5.04	(0.07)	9.44	(11.03)

Total from investment operations	4.90	2.68	5.36	0.35	9.69	(10.80)

Less distributions from:
Net investment income	(0.22)	(0.39)	(0.31)	(0.41)	(0.26)	(0.22)
Return of capital	–	–	–	(0.06)	–	–

Total distributions	(0.22)	(0.39)	(0.31)	(0.47)	(0.26)	(0.22)

Net asset value, end of period	$50.03	$45.35	$43.06	$38.01	$38.13	$28.70

Total return	10.83%[c]	6.27%	14.13%	0.91%	33.84%	(27.21)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$325,217	$265,269	$226,058	$129,224	$114,404	$57,406
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.88%	0.97%	0.86%	1.12%	0.78%	0.83%
Portfolio turnover rate[e]	17%	17%	20%	16%	11%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$108.53	$95.62	$85.66	$77.89	$55.99	$74.12

Income from investment operations:
Net investment income	1.24 [a]	2.29 [a]	1.91	1.81	1.43	1.21
Net realized and unrealized gain (loss)[b]	2.88	12.82	9.93	7.92	21.94	(18.13)

Total from investment operations	4.12	15.11	11.84	9.73	23.37	(16.92)

Less distributions from:
Net investment income	(1.21)	(2.16)	(1.85)	(1.96)	(1.47)	(1.21)
Return of capital	–	(0.04)	(0.03)	–	–	–

Total distributions	(1.21)	(2.20)	(1.88)	(1.96)	(1.47)	(1.21)

Net asset value, end of period	$111.44	$108.53	$95.62	$85.66	$77.89	$55.99

Total return	3.81%[c]	15.95%	13.95%	12.61%	42.04%	(22.92)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$702,089	$694,599	$439,866	$364,051	$225,872	$97,977
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.21%	2.23%	2.26%	2.33%	2.19%	2.20%
Portfolio turnover rate[e]	14%	14%	7%	16%	13%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006
Net asset value, beginning of period	$58.87	$58.50	$50.00

Income from investment operations:
Net investment income	0.22 [b]	0.30 [b]	0.15
Net realized and unrealized gain (loss)[c]	(1.14)	0.41	8.47

Total from investment operations	(0.92)	0.71	8.62

Less distributions from:
Net investment income	(0.23)	(0.30)	(0.12)
Return of capital	–	(0.04)	–

Total distributions	(0.23)	(0.34)	(0.12)

Net asset value, end of period	$57.72	$58.87	$58.50

Total return	(1.56)%[d]	1.25%	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$259,718	$256,092	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.76%	0.53%	0.56%
Portfolio turnover rate[f]	14%	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$103.91	$94.47	$78.85	$70.20	$47.26	$60.93

Income from investment operations:
Net investment income	0.67 [a]	1.35 [a]	1.20	0.98	0.77	0.60
Net realized and unrealized gain (loss)[b]	4.32	9.46	15.60	8.69	22.98	(13.67)

Total from investment operations	4.99	10.81	16.80	9.67	23.75	(13.07)

Less distributions from:
Net investment income	(0.63)	(1.28)	(1.13)	(0.97)	(0.79)	(0.60)
Return of capital	–	(0.09)	(0.05)	(0.05)	(0.02)	–

Total distributions	(0.63)	(1.37)	(1.18)	(1.02)	(0.81)	(0.60)

Net asset value, end of period	$108.27	$103.91	$94.47	$78.85	$70.20	$47.26

Total return	4.81%[c]	11.56%	21.42%	13.85%	50.47%	(21.50)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,930,030	$3,330,377	$2,196,368	$1,202,454	$593,199	$193,754
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.24%	1.40%	1.49%	1.48%	1.39%	1.50%
Portfolio turnover rate[e]	13%	19%	9%	15%	7%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$106.94	$101.02	$82.96	$77.09	$51.77	$70.30

Income from investment operations:
Net investment income	0.33 [a]	0.73 [a]	0.53	0.27	0.15	0.09
Net realized and unrealized gain (loss)[b]	9.19	5.94	18.05	5.89	25.33	(18.54)

Total from investment operations	9.52	6.67	18.58	6.16	25.48	(18.45)

Less distributions from:
Net investment income	(0.29)	(0.75)	(0.52)	(0.29)	(0.16)	(0.08)

Total distributions	(0.29)	(0.75)	(0.52)	(0.29)	(0.16)	(0.08)

Net asset value, end of period	$116.17	$106.94	$101.02	$82.96	$77.09	$51.77

Total return	8.91%[c]	6.66%	22.44%	8.01%	49.25%	(26.24)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,026,197	$1,817,931	$1,581,016	$842,049	$493,380	$116,473
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.58%	0.73%	0.64%	0.38%	0.27%	0.20%
Portfolio turnover rate[e]	24%	30%	14%	27%	10%	31%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$152.88	$133.44	$113.16	$97.65	$65.77	$83.45

Income from investment operations:
Net investment income	1.50 [a]	2.88 [a]	2.46	1.98	1.49	1.35
Net realized and unrealized gain (loss)[b]	(1.60)	19.43	20.21	15.50	31.94	(17.70)

Total from investment operations	(0.10)	22.31	22.67	17.48	33.43	(16.35)

Less distributions from:
Net investment income	(1.46)	(2.65)	(2.30)	(1.97)	(1.51)	(1.33)
Return of capital	–	(0.22)	(0.09)	–	(0.04)	–

Total distributions	(1.46)	(2.87)	(2.39)	(1.97)	(1.55)	(1.33)

Net asset value, end of period	$151.32	$152.88	$133.44	$113.16	$97.65	$65.77

Total return	(0.08)%[c]	16.91%	20.19%	18.07%	51.17%	(19.69)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,586,360	$3,409,244	$2,074,923	$1,148,612	$400,383	$105,226
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.93%	2.05%	2.18%	2.20%	2.05%	2.24%
Portfolio turnover rate[e]	18%	25%	11%	20%	10%	24%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2007.

The Funds had tax basis net capital loss carry forwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Russell 3000	$18,659,562	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$44,770,984
Russell 3000 Growth	4,176,050	6,607,675	2,294,465	911,779	2,128,959	1,086,830	17,205,758
Russell 3000 Value	–	342,926	144,266	–	309,470	290,191	1,086,853
Russell Microcap	–	–	–	–	83,822	758,530	842,352
Russell Midcap	–	564,856	1,554,124	–	–	2,966,359	5,085,339
Russell Midcap Growth	–	686,773	2,148,153	–	17,096,686	–	19,931,612
Russell Midcap Value	–	–	1,606,781	–	–	1,114,118	2,720,899

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2007 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$2,903,053,773	$301,322,800	$(164,123,208)	$137,199,592
Russell 3000 Growth	287,440,024	50,267,795	(8,723,706)	41,544,089
Russell 3000 Value	684,698,099	55,158,414	(27,887,721)	27,270,693
Russell Microcap	307,775,372	14,224,198	(42,041,571)	(27,817,373)
Russell Midcap	3,655,769,767	586,295,050	(137,828,954)	448,466,096
Russell Midcap Growth	2,842,086,425	410,256,529	(80,747,631)	329,508,898
Russell Midcap Value	3,754,813,833	211,625,465	(220,525,834)	(8,900,369)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of September 30, 2007, in order to track the performance of their respective benchmark indexes, the iShares Russell 3000 Growth Index Fund, iShares Russell Midcap Growth Index Fund and iShares Russell Midcap Value Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Summary Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal,

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$235,670
Russell 3000 Growth	20,669
Russell 3000 Value	51,941
Russell Microcap	235,308
Russell Midcap	697,084
Russell Midcap Growth	256,975
Russell Midcap Value	1,099,723

Cross trades for the six months ended September 30, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of September 30, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$216,279,220	$190,293,113
Russell 3000 Growth	53,942,812	51,271,207
Russell 3000 Value	108,271,286	100,311,780
Russell Microcap	50,509,818	38,878,103
Russell Midcap	519,984,325	478,629,035
Russell Midcap Growth	633,176,102	593,366,039
Russell Midcap Value	982,413,532	652,746,195

In-kind transactions (see Note 4) for the six months ended September 30, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$744,533,646	$866,189,317
Russell 3000 Growth	45,093,778	14,262,160
Russell 3000 Value	267,475,095	280,976,390
Russell Microcap	150,667,312	139,097,967
Russell Midcap	893,723,937	435,130,268
Russell Midcap Growth	1,419,537,511	395,646,091
Russell Midcap Value	1,682,400,422	1,729,126,765

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended September 30, 2007, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	59

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares Russell 3000 Index Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the iShares Russell 3000 Index Fund for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates there under, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	63

Notes:

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSITM Natural Resources (IGE)

iShares S&P GSTITM Networking (IGN)

iShares S&P GSTITM Semiconductor (IGW)

iShares S&P GSTITM Software (IGV)

iShares S&P GSTITM Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., MSCI Inc., Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange , Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor

NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT® “is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5508-iS-1007

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

The Funds' complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-040-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of September 30, 2007

	Average Annual Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 1000	16.74%	16.72%	16.90%	15.82%	15.85%	15.98%	2.62%	2.62%	2.77%
Russell 1000 Growth	19.13%	19.12%	19.35%	13.62%	13.66%	13.84%	(2.59)%	(2.59)%	(2.39)%
Russell 1000 Value	14.27%	14.24%	14.45%	17.84%	17.89%	18.07%	8.15%	8.15%	8.34%

	Cumulative Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 1000	16.74%	16.72%	16.90%	108.45%	108.67%	109.85%	21.06%	21.03%	22.32%
Russell 1000 Growth	19.13%	19.12%	19.35%	89.35%	89.65%	91.19%	(17.58)%	(17.57)%	(16.30)%
Russell 1000 Value	14.27%	14.24%	14.45%	127.19%	127.68%	129.46%	78.01%	78.06%	80.37%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest companies in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007 (the “reporting period”), the Fund returned 7.94%, while the Index returned 7.99%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.46%

Financial	19.28

Industrial	12.25

Communications	11.61

Energy	11.51

Technology	10.83

Consumer Cyclical	8.16

Utilities	3.57

Basic Materials	3.12

Diversified	0.05

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.35%

General Electric Co.	2.74

AT&T Inc.	1.68

Microsoft Corp.	1.56

Citigroup Inc.	1.48

Bank of America Corp.	1.44

Procter & Gamble Co. (The)	1.42

Chevron Corp.	1.29

Cisco Systems Inc.	1.29

Johnson & Johnson	1.22

TOTAL	17.47%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000 Index and measures the performance of equity securities issued by those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 11.25%, while the Growth Index returned 11.35%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.87%

Technology	19.23

Industrial	13.00

Communications	11.92

Consumer Cyclical	11.47

Energy	8.55

Financial	7.14

Basic Materials	2.27

Utilities	1.47

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Microsoft Corp.	3.05%

Cisco Systems Inc.	2.53

Intel Corp.	1.89

Hewlett-Packard Co.	1.68

Apple Inc.	1.67

Google Inc. Class A	1.64

International Business Machines Corp.	1.61

Schlumberger Ltd.	1.56

PepsiCo Inc.	1.50

Exxon Mobil Corp.	1.34

TOTAL	18.47%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000 Index and measures the performance of equity securities issued by those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 4.59%, while the Value Index returned 4.67%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	32.01%

Energy	14.62

Consumer Non-Cyclical	13.82

Industrial	11.48

Communications	11.29

Utilities	5.75

Consumer Cyclical	4.71

Basic Materials	3.99

Technology	2.05

Diversified	0.10

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.46%

General Electric Co.	4.98

AT&TInc.	3.43

Citigroup Inc.	3.04

Bank of America Corp.	2.93

Chevron Corp.	2.65

Pfizer Inc.	2.25

JPMorgan Chase & Co.	2.06

ConocoPhillips	1.89

American International Group Inc.	1.85

TOTAL	30.54%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of September 30, 2007

	Average Annual Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 2000	12.40%	12.30%	12.34%	18.61%	18.74%	18.75%	8.69%	8.66%	8.90%
Russell 2000 Growth	18.75%	18.84%	18.94%	18.50%	18.66%	18.70%	1.09%	1.06%	1.31%
Russell 2000 Value	5.86%	5.90%	6.09%	18.43%	18.59%	18.70%	13.71%	13.70%	14.03%

	Cumulative Total Returns
	Year Ended 9/30/07			Five Years Ended 9/30/07			Inception to 9/30/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 2000	12.40%	12.30%	12.34%	134.79%	136.00%	136.14%	84.63%	84.30%	87.35%
Russell 2000 Growth	18.75%	18.84%	18.94%	133.66%	135.21%	135.64%	8.08%	7.90%	9.77%
Russell 2000 Value	5.86%	5.90%	6.09%	133.00%	134.59%	135.64%	151.93%	151.67%	156.70%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2007 (the “reporting period”), the Fund returned 1.32%, while the Index returned 1.19%.

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.86%

Financial	19.68

Industrial	14.69

Consumer Cyclical	12.99

Communications	9.60

Technology	9.45

Energy	5.45

Basic Materials	4.12

Utilities	2.82

Diversified	0.31

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exterran Holdings Inc.	0.35%

CF Industries Holdings Inc.	0.31

FLIR Systems Inc.	0.27

Chipotle Mexican Grill Inc. Class B	0.26

Priceline.com Inc.	0.25

Hologic Inc.	0.24

Kyphon Inc.	0.23

Time WarnerTelecom Inc. Class A	0.23

Sotheby’s Holdings Inc. Class A	0.23

ON Semiconductor Corp.	0.22

TOTAL	2.59%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000 Index and measures the performance of equity securities issued by those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 6.63%, while the Growth Index returned 6.70%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	28.86%

Industrial	15.52

Consumer Cyclical	14.47

Technology	12.35

Communications	11.33

Financial	7.79

Energy	6.17

Basic Materials	2.70

Utilities	0.51

Diversified	0.24

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
FLIR Systems Inc.	0.51%

Chipotle Mexican Grill Inc. Class B	0.49

Priceline.com Inc.	0.47

Hologic Inc.	0.46

Kyphon Inc.	0.45

Sotheby’s Holdings Inc. Class A	0.44

ON Semiconductor Corp.	0.43

Tempur-Pedic International Inc.	0.41

Time WarnerTelecom Inc. Class A	0.41

Terra Industries Inc.	0.41

TOTAL	4.48%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000 Index and measures the performance of equity securities issued by those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 4.17%, while the Value Index declined 4.10%.

PORTFOLIO ALLOCATION As of 9/30/07
Sector	Percentage of Net Assets
Financial	32.60%

Industrial	13.81

Consumer Non-Cyclical	12.09

Consumer Cyclical	11.39

Communications	7.66

Technology	6.27

Basic Materials	5.66

Utilities	5.33

Energy	4.65

Diversified	0.37

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/07
Security	Percentage of Net Assets
Exterran Holdings Inc.	0.74%

CF Industries Holdings Inc.	0.58

Realty Income Corp.	0.43

Aspen Insurance Holdings Ltd.	0.37

AptarGroup Inc.	0.37

Oil States International Inc.	0.36

Westar Energy Inc.	0.33

SAIC Inc.	0.33

Washington Group International Inc.	0.33

Andrew Corp.	0.33

TOTAL	4.17%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Annualized Expense Ratio	Expense Paid During Period [a] (4/1/07 to 9/30/07)
Russell 1000
Actual	$1,000.00	$1,079.40	0.15%	$0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	1,112.50	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,045.90	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 2000
Actual	1,000.00	1,013.20	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Annualized Expense Ratio	Expense Paid During Period [a] (4/1/07 to 9/30/07)
Russell 2000 Growth
Actual	$1,000.00	$1,066.30	0.25%	$1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell 2000 Value
Actual	1,000.00	958.30	0.25	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,739,088	0.21%

		7,739,088	0.21

AEROSPACE & DEFENSE
Boeing Co. (The)	189,619	19,908,099	0.53
United Technologies Corp.	239,480	19,273,350	0.52
Other securities[a]		41,838,953	1.11

		81,020,402	2.16

AGRICULTURE
Altria Group Inc.	506,462	35,214,303	0.94
Other securities[a]		26,256,547	0.70

		61,470,850	1.64

AIRLINES
Other securities[a]		8,972,144	0.24

		8,972,144	0.24

APPAREL
Other securities[a]		16,828,779	0.45

		16,828,779	0.45

AUTO MANUFACTURERS
Other securities[a]		14,607,668	0.39

		14,607,668	0.39

AUTO PARTS & EQUIPMENT
Other securities[a]		10,549,525	0.28

		10,549,525	0.28

BANKS
Bank of America Corp.	1,068,580	53,717,517	1.44
Wachovia Corp.	460,759	23,107,064	0.62
Wells Fargo & Co.	808,473	28,797,808	0.77
Other securities[a]		96,993,438	2.58

		202,615,827	5.41

BEVERAGES
Coca-Cola Co. (The)	556,223	31,966,136	0.85
PepsiCo Inc.	392,258	28,736,821	0.77
Other securities[a]		17,419,393	0.47

		78,122,350	2.09

BIOTECHNOLOGY
Amgen Inc.[b]	261,723	14,805,670	0.40
Other securities[a]		29,214,122	0.78

		44,019,792	1.18

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$8,184,271	0.22%

		8,184,271	0.22

CHEMICALS
Other securities[a]		59,535,939	1.59

		59,535,939	1.59

COAL
Other securities[a]		7,127,835	0.19

		7,127,835	0.19

COMMERCIAL SERVICES
Other securities[a]		41,518,621	1.11

		41,518,621	1.11

COMPUTERS
Apple Inc.[b]	208,279	31,979,158	0.85
Dell Inc.[b]	547,073	15,099,215	0.40
Hewlett-Packard Co.	644,490	32,089,157	0.86
International Business Machines Corp.	328,939	38,749,014	1.04
Other securities[a]		45,206,206	1.21

		163,122,750	4.36

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	758,234	53,334,180	1.42
Other securities[a]		14,603,069	0.39

		67,937,249	1.81

DISTRIBUTION & WHOLESALE
Other securities[a]		8,194,545	0.22

		8,194,545	0.22

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	249,403	14,807,056	0.40
Citigroup Inc.	1,191,058	55,586,677	1.48
Federal National Mortgage Association	234,340	14,250,215	0.38
Goldman Sachs Group Inc. (The)	98,367	21,320,064	0.57
JPMorgan Chase & Co.	822,593	37,691,211	1.01
Merrill Lynch & Co. Inc.	211,823	15,098,743	0.40
Morgan Stanley	253,820	15,990,660	0.43
Other securities[a]		92,744,032	2.47

		267,488,658	7.14

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$123,552,778	3.30%

		123,552,778	3.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,341,673	0.41

		15,341,673	0.41

ELECTRONICS
Other securities[a]		33,238,394	0.89

		33,238,394	0.89

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,220,516	0.06

		2,220,516	0.06

ENGINEERING & CONSTRUCTION
Other securities[a]		13,750,414	0.37

		13,750,414	0.37

ENTERTAINMENT
Other securities[a]		6,494,987	0.17

		6,494,987	0.17

ENVIRONMENTAL CONTROL
Other securities[a]		9,111,947	0.24

		9,111,947	0.24

FOOD
Other securities[a]		62,346,862	1.66

		62,346,862	1.66

FOREST PRODUCTS & PAPER
Other securities[a]		14,970,305	0.40

		14,970,305	0.40

GAS
Other securities[a]		9,248,072	0.25

		9,248,072	0.25

HAND & MACHINE TOOLS
Other securities[a]		4,706,415	0.12

		4,706,415	0.12

HEALTH CARE - PRODUCTS
Johnson & Johnson	697,478	45,824,305	1.22
Medtronic Inc.	276,721	15,609,832	0.42
Other securities[a]		57,883,863	1.55

		119,318,000	3.19

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	322,724	$15,629,523	0.42%
Other securities[a]		39,262,617	1.05

		54,892,140	1.47

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,896,010	0.05

		1,896,010	0.05

HOME BUILDERS
Other securities[a]		5,661,855	0.15

		5,661,855	0.15

HOME FURNISHINGS
Other securities[a]		3,036,090	0.08

		3,036,090	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		15,393,938	0.41

		15,393,938	0.41

HOUSEWARES
Other securities[a]		2,495,823	0.07

		2,495,823	0.07

INSURANCE
American International Group Inc.	539,729	36,512,667	0.98
Other securities[a]		131,160,916	3.50

		167,673,583	4.48

INTERNET
Google Inc. Class Ab	55,217	31,322,948	0.84
Other securities[a]		42,589,687	1.13

		73,912,635	1.97

INVESTMENT COMPANIES
Other securities[a]		3,007,640	0.08

		3,007,640	0.08

IRON & STEEL
Other securities[a]		14,883,300	0.40

		14,883,300	0.40

LEISURE TIME
Other securities[a]		9,724,300	0.26

		9,724,300	0.26

LODGING
Other securities[a]		26,669,443	0.71

		26,669,443	0.71

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$35,554,430	0.95%

		35,554,430	0.95

MANUFACTURING
General Electric Co.	2,477,226	102,557,156	2.74
3M Co.	173,447	16,231,170	0.43
Other securities[a]		63,181,889	1.69

		181,970,215	4.86

MEDIA
Comcast Corp. Class Ab	711,232	17,197,590	0.46
Time Warner Inc.	907,078	16,653,952	0.45
Walt Disney Co. (The)	477,231	16,411,974	0.44
Other securities[a]		63,406,010	1.69

		113,669,526	3.04

METAL FABRICATE & HARDWARE
Other securities[a]		6,655,333	0.18

		6,655,333	0.18

MINING
Other securities[a]		27,205,020	0.73

		27,205,020	0.73

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,336,551	0.17

		6,336,551	0.17

OFFICE FURNISHINGS
Other securities[a]		768,512	0.02

		768,512	0.02

OIL & GAS
Chevron Corp.	517,524	48,429,896	1.29
ConocoPhillips	393,564	34,543,112	0.92
Exxon Mobil Corp.	1,356,395	125,547,921	3.35
Other securities[a]		121,992,287	3.27

		330,513,216	8.83

OIL & GAS SERVICES
Schlumberger Ltd.	283,806	29,799,630	0.80
Other securities[a]		44,131,457	1.17

		73,931,087	1.97

PACKAGING & CONTAINERS
Other securities[a]		7,730,251	0.21

		7,730,251	0.21

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	370,945	$19,890,071	0.53%
Bristol-Myers Squibb Co.	473,983	13,660,190	0.36
Merck & Co. Inc.	521,894	26,976,701	0.72
Pfizer Inc.	1,689,971	41,285,992	1.10
Wyeth	323,958	14,432,329	0.39
Other securities[a]		72,250,810	1.93

		188,496,093	5.03

PIPELINES
Other securities[a]		17,331,664	0.46

		17,331,664	0.46

REAL ESTATE
Other securities[a]		3,763,204	0.10

		3,763,204	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		62,360,312	1.66

		62,360,312	1.66

RETAIL
CVS Caremark Corp.	355,585	14,091,834	0.38
McDonald’s Corp.	287,523	15,661,378	0.42
Wal-Mart Stores Inc.	580,634	25,344,674	0.68
Other securities[a]		130,972,463	3.49

		186,070,349	4.97

SAVINGS & LOANS
Other securities[a]		15,208,777	0.41

		15,208,777	0.41

SEMICONDUCTORS
Intel Corp.	1,399,043	36,179,252	0.97
Other securities[a]		66,516,863	1.77

		102,696,115	2.74

SOFTWARE
Microsoft Corp.	1,976,483	58,227,189	1.56
Oracle Corp.[b]	928,505	20,102,133	0.54
Other securities[a]		54,840,912	1.46

		133,170,234	3.56

TELECOMMUNICATIONS
AT&T Inc.	1,484,601	62,813,468	1.68
Cisco Systems Inc.[b]	1,461,920	48,404,171	1.29
QUALCOMM Inc.	401,399	16,963,122	0.45

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	699,141	$30,957,963	0.83%
Other securities[a]		80,193,304	2.14

		239,332,028	6.39

TEXTILES
Other securities[a]		2,280,554	0.06

		2,280,554	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,301,483	0.09

		3,301,483	0.09

TRANSPORTATION
Other securities[a]		55,720,254	1.49

		55,720,254	1.49

TRUCKING & LEASING
Other securities[a]		723,017	0.02

		723,017	0.02

WATER
Other securities[a]		720,748	0.02

		720,748	0.02

TOTAL COMMON STOCKS (Cost: $ 3,433,392,289)		3,738,112,386	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	22,276,911	22,276,911	0.60
BGI Cash Premier Fund LLC 5.37%[c,d,e]	29,614,224	29,614,224	0.79

		51,891,135	1.39

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,891,135)		51,891,135	1.39

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,485,283,424)		3,790,003,521	101.23

Other Assets, Less Liabilities		(46,121,849)	(1.23)

NET ASSETS		$3,743,881,672	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$42,028,566	0.32%

		42,028,566	0.32

AEROSPACE & DEFENSE
Boeing Co. (The)	1,301,859	136,682,176	1.04
Lockheed Martin Corp.	582,022	63,143,567	0.48
United Technologies Corp.	1,002,890	80,712,587	0.62
Other securities[a]		91,604,555	0.69

		372,142,885	2.83

AGRICULTURE
Altria Group Inc.	1,985,601	138,058,838	1.05
Monsanto Co.	899,814	77,150,052	0.59
Other securities[a]		15,991,856	0.12

		231,200,746	1.76

AIRLINES
Other securities[a]		36,842,714	0.28

		36,842,714	0.28

APPAREL
Other securities[a]		94,466,483	0.72

		94,466,483	0.72

AUTO MANUFACTURERS
Other securities[a]		42,623,361	0.32

		42,623,361	0.32

AUTO PARTS & EQUIPMENT
Other securities[a]		52,215,306	0.40

		52,215,306	0.40

BANKS
Other securities[a]		96,094,270	0.73

		96,094,270	0.73

BEVERAGES
Coca-Cola Co. (The)	2,520,555	144,856,296	1.10
PepsiCo Inc.	2,693,254	197,307,788	1.50
Other securities[a]		54,903,384	0.42

		397,067,468	3.02

BIOTECHNOLOGY
Amgen Inc.[b]	1,284,622	72,671,067	0.55
Genentech Inc.[b]	769,561	60,041,149	0.46

Security	Shares	Value	% of Net Assets
Other securities[a]		$104,578,715	0.80%

		237,290,931	1.81

BUILDING MATERIALS
Other securities[a]		28,540,417	0.22

		28,540,417	0.22

CHEMICALS
Other securities[a]		147,955,988	1.13

		147,955,988	1.13

COAL
Other securities[a]		48,840,256	0.37

		48,840,256	0.37

COMMERCIAL SERVICES
Other securities[a]		244,847,531	1.86

		244,847,531	1.86

COMPUTERS
Apple Inc.[b]	1,430,106	219,578,475	1.67
Dell Inc.[b]	3,755,730	103,658,148	0.79
EMC Corp.[b]	3,469,306	72,161,565	0.55
Hewlett-Packard Co.	4,425,264	220,333,895	1.68
International Business Machines Corp.	1,797,828	211,784,138	1.61
Other securities[a]		128,144,428	0.98

		955,660,649	7.28

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	779,662	55,605,494	0.42
Procter & Gamble Co. (The)	2,061,705	145,020,330	1.10
Other securities[a]		34,981,151	0.27

		235,606,975	1.79

DISTRIBUTION & WHOLESALE
Other securities[a]		32,186,770	0.24

		32,186,770	0.24

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,712,135	101,649,455	0.77
Goldman Sachs Group Inc. (The)	295,763	64,103,673	0.49
Other securities[a]		402,866,735	3.07

		568,619,863	4.33

ELECTRIC
Other securities[a]		192,559,183	1.47

		192,559,183	1.47

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,092,545	$58,145,245	0.44%
Other securities[a]		26,236,080	0.20

		84,381,325	0.64

ELECTRONICS
Other securities[a]		142,802,478	1.09

		142,802,478	1.09

ENERGY - ALTERNATE SOURCES
Other securities[a]		15,228,072	0.12

		15,228,072	0.12

ENGINEERING & CONSTRUCTION
Other securities[a]		79,377,200	0.60

		79,377,200	0.60

ENTERTAINMENT
Other securities[a]		40,409,160	0.31

		40,409,160	0.31

ENVIRONMENTAL CONTROL
Other securities[a]		42,426,858	0.32

		42,426,858	0.32

FOOD
Other securities[a]		155,800,102	1.19

		155,800,102	1.19

FOREST PRODUCTS & PAPER
Other securities[a]		4,382,149	0.03

		4,382,149	0.03

HAND & MACHINE TOOLS
Other securities[a]		14,100,761	0.11

		14,100,761	0.11

HEALTH CARE - PRODUCTS
Baxter International Inc.	1,077,082	60,618,175	0.46
Johnson & Johnson	1,795,891	117,990,039	0.90
Medtronic Inc.	1,899,710	107,162,641	0.82
Other securities[a]		257,501,528	1.96

		543,272,383	4.14

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	2,215,545	107,298,844	0.82
Other securities[a]		199,202,585	1.51

		306,501,429	2.33

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$5,924,381	0.04%

		5,924,381	0.04

HOME FURNISHINGS
Other securities[a]		17,636,162	0.13

		17,636,162	0.13

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		50,629,806	0.39

		50,629,806	0.39

HOUSEWARES
Other securities[a]		10,769,945	0.08

		10,769,945	0.08

INSURANCE
Other securities[a]		126,942,860	0.97

		126,942,860	0.97

INTERNET
eBay Inc.[b]	1,889,531	73,729,500	0.56
Google Inc. Class Ab	379,132	215,070,210	1.64
Other securities[a]		165,709,656	1.26

		454,509,366	3.46

IRON & STEEL
Other securities[a]		45,512,884	0.35

		45,512,884	0.35

LEISURE TIME
Other securities[a]		34,201,096	0.26

		34,201,096	0.26

LODGING
Other securities[a]		159,557,140	1.22

		159,557,140	1.22

MACHINERY
Caterpillar Inc.	1,058,755	83,038,155	0.63
Other securities[a]		101,539,808	0.78

		184,577,963	1.41

MANUFACTURING
General Electric Co.	1,888,001	78,163,241	0.60
Honeywell International Inc.	1,103,410	65,619,793	0.50
3M Co.	1,114,521	104,296,875	0.79
Other securities[a]		153,644,879	1.17

		401,724,788	3.06

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class Ab	2,993,045	$72,371,828	0.55%
Other securities[a]		308,062,024	2.35

		380,433,852	2.90

METAL FABRICATE & HARDWARE
Other securities[a]		33,660,863	0.26

		33,660,863	0.26

MINING
Other securities[a]		100,398,438	0.76

		100,398,438	0.76

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		13,481,474	0.10

		13,481,474	0.10

OFFICE FURNISHINGS
Other securities[a]		4,837,586	0.04

		4,837,586	0.04

OIL & GAS
Exxon Mobil Corp.	1,900,042	175,867,888	1.34
Other securities[a]		341,106,382	2.60

		516,974,270	3.94

OIL & GAS SERVICES
Halliburton Co.	1,511,118	58,026,931	0.44
Schlumberger Ltd.	1,948,606	204,603,630	1.56
Other securities[a]		237,895,520	1.81

		500,526,081	3.81

PACKAGING & CONTAINERS
Other securities[a]		36,737,482	0.28

		36,737,482	0.28

PHARMACEUTICALS
Abbott Laboratories	2,546,792	136,558,987	1.04
Bristol-Myers Squibb Co.	3,253,807	93,774,718	0.71
Gilead Sciences Inc.[b]	1,543,861	63,097,599	0.48
Merck & Co. Inc.	2,959,796	152,991,855	1.17
Schering-Plough Corp.	2,462,384	77,885,206	0.59
Other securities[a]		339,357,937	2.59

		863,666,302	6.58

PIPELINES
Other securities[a]		41,266,574	0.31

		41,266,574	0.31

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$25,910,346	0.20%

		25,910,346	0.20

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		108,510,521	0.83

		108,510,521	0.83

RETAIL
Lowe’s Companies Inc.	2,489,341	69,751,335	0.53
Target Corp.	1,414,087	89,893,511	0.68
Walgreen Co.	1,649,024	77,899,894	0.59
Wal-Mart Stores Inc.	2,926,082	127,723,479	0.97
Other securities[a]		594,193,159	4.54

		959,461,378	7.31

SAVINGS & LOANS
Other securities[a]		11,103,356	0.08

		11,103,356	0.08

SEMICONDUCTORS
Intel Corp.	9,606,290	248,418,659	1.89
Texas Instruments Inc.	2,370,328	86,730,302	0.66
Other securities[a]		325,086,344	2.48

		660,235,305	5.03

SOFTWARE
Microsoft Corp.	13,571,887	399,827,789	3.05
Oracle Corp.[b]	6,374,758	138,013,511	1.05
Other securities[a]		358,231,332	2.72

		896,072,632	6.82

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	10,038,331	332,369,139	2.53
Corning Inc.	2,600,175	64,094,314	0.49
QUALCOMM Inc.	2,755,756	116,458,249	0.89
Other securities[a]		175,205,597	1.33

		688,127,299	5.24

TEXTILES
Other securities[a]		6,319,020	0.05

		6,319,020	0.05

TOYS, GAMES & HOBBIES
Other securities[a]		9,329,686	0.07

		9,329,686	0.07

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
TRANSPORTATION
United Parcel Service Inc. Class B	1,110,072	$83,366,407	0.63%
Other securities[a]		199,804,799	1.53

		283,171,206	2.16

TRUCKING & LEASING
Other securities[a]		2,780,494	0.02

		2,780,494	0.02

WATER
Other securities[a]		379,913	0.00

		379,913	0.00

TOTAL COMMON STOCKS (Cost: $11,480,741,517)		13,120,842,748	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[c,d]	57,864,626	57,864,626	0.44
BGI Cash Premier Fund LLC 5.37%[c,d,e]	214,706,875	214,706,875	1.64

		272,571,501	2.08

TOTAL SHORT-TERM INVESTMENTS (Cost: $272,571,501)		272,571,501	2.08

TOTAL INVESTMENTS IN SECURITIES (Cost: $11,753,313,018)		13,393,414,249	102.00

SHORT POSITIONS[f]

COMMON STOCKS
Wachovia Corp.	(106,808)	(5,356,421)	(0.04)

		(5,356,421)	(0.04)

TOTAL SHORT POSITIONS (Proceeds: $5,356,963)		(5,356,421)	(0.04)

Other Assets, Less Liabilities		(257,278,300)	(1.96)

NET ASSETS		$13,130,779,528	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.
f	See Note 1.

See notes to financial statements.

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,700,386	0.09%

		8,700,386	0.09

AEROSPACE & DEFENSE
General Dynamics Corp.	442,424	37,371,555	0.39
United Technologies Corp.	492,247	39,616,039	0.41
Other securities[a]		64,146,368	0.66

		141,133,962	1.46

AGRICULTURE
Altria Group Inc.	1,145,091	79,618,177	0.83
Other securities[a]		66,800,825	0.69

		146,419,002	1.52

AIRLINES
Other securities[a]		19,068,115	0.20

		19,068,115	0.20

APPAREL
Other securities[a]		16,321,395	0.17

		16,321,395	0.17

AUTO MANUFACTURERS
Other securities[a]		44,217,999	0.46

		44,217,999	0.46

AUTO PARTS & EQUIPMENT
Other securities[a]		15,643,152	0.16

		15,643,152	0.16

BANKS
Bank of America Corp.	5,632,000	283,120,640	2.93
Bank of New York Mellon Corp. (The)	938,122	41,408,705	0.43
U.S. Bancorp	2,206,607	71,780,926	0.74
Wachovia Corp.	2,511,096	125,931,464	1.30
Wells Fargo & Co.	4,260,839	151,771,085	1.57
Other securities[a]		324,309,592	3.37

		998,322,412	10.34

BEVERAGES
Coca-Cola Co. (The)	996,682	57,279,315	0.59
Other securities[a]		49,831,819	0.52

		107,111,134	1.11

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$49,858,797	0.52%

		49,858,797	0.52

BUILDING MATERIALS
Other securities[a]		20,913,597	0.22

		20,913,597	0.22

CHEMICALS
Dow Chemical Co. (The)	1,209,741	52,091,447	0.54
Du Pont (E.I.) de Nemours and Co.	985,837	48,858,082	0.51
Other securities[a]		99,286,661	1.02

		200,236,190	2.07

COMMERCIAL SERVICES
Other securities[a]		31,248,039	0.32

		31,248,039	0.32

COMPUTERS
International Business Machines Corp.	353,691	41,664,800	0.43
Other securities[a]		84,487,034	0.88

		126,151,834	1.31

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	2,413,777	169,785,074	1.76
Other securities[a]		7,424,785	0.08

		177,209,859	1.84

DISTRIBUTION & WHOLESALE
Other securities[a]		18,536,585	0.19

		18,536,585	0.19

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	6,277,559	292,973,679	3.04
Federal National Mortgage Association	1,234,885	75,093,357	0.78
Goldman Sachs Group Inc. (The)	291,331	63,143,081	0.65
JPMorgan Chase & Co.	4,335,403	198,648,165	2.06
Lehman Brothers Holdings Inc.	675,993	41,729,048	0.43
Merrill Lynch & Co. Inc.	837,264	59,680,178	0.62
Morgan Stanley	1,261,305	79,462,215	0.82

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
Other securities[a]		$162,475,751	1.68%

		973,205,474	10.08

ELECTRIC
Other securities[a]		503,010,862	5.21

		503,010,862	5.21

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,198,979	0.17

		16,198,979	0.17

ELECTRONICS
Other securities[a]		65,637,680	0.68

		65,637,680	0.68

ENGINEERING & CONSTRUCTION
Other securities[a]		11,694,630	0.12

		11,694,630	0.12

ENTERTAINMENT
Other securities[a]		3,210,981	0.03

		3,210,981	0.03

ENVIRONMENTAL CONTROL
Other securities[a]		15,522,490	0.16

		15,522,490	0.16

FOOD
Kraft Foods Inc.	2,035,770	70,254,423	0.73
Other securities[a]		139,036,104	1.44

		209,290,527	2.17

FOREST PRODUCTS & PAPER
Other securities[a]		75,586,273	0.78

		75,586,273	0.78

GAS
Other securities[a]		48,786,889	0.50

		48,786,889	0.50

HAND & MACHINE TOOLS
Other securities[a]		14,115,523	0.15

		14,115,523	0.15

HEALTH CARE - PRODUCTS
Johnson & Johnson	2,297,514	150,946,670	1.56
Other securities[a]		60,220,314	0.63

		211,166,984	2.19

HEALTH CARE - SERVICES
Other securities[a]		54,100,957	0.56

		54,100,957	0.56

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$10,021,997	0.10%

		10,021,997	0.10

HOME BUILDERS
Other securities[a]		25,522,146	0.26

		25,522,146	0.26

HOME FURNISHINGS
Other securities[a]		2,541,221	0.03

		2,541,221	0.03

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		42,280,386	0.44

		42,280,386	0.44

HOUSEWARES
Other securities[a]		4,919,430	0.05

		4,919,430	0.05

INSURANCE
Allstate Corp. (The)	770,899	44,087,714	0.46
American International Group Inc.	2,645,468	178,965,910	1.85
Hartford Financial Services Group Inc. (The)	401,936	37,199,177	0.39
MetLife Inc.	598,633	41,742,679	0.43
Prudential Financial Inc.	446,142	43,534,536	0.45
Travelers Companies Inc. (The)	842,731	42,423,079	0.44
Other securities[a]		398,260,277	4.13

		786,213,372	8.15

INTERNET
Other securities[a]		40,656,371	0.42

		40,656,371	0.42

INVESTMENT COMPANIES
Other securities[a]		15,870,406	0.16

		15,870,406	0.16

IRON & STEEL
Other securities[a]		43,457,958	0.45

		43,457,958	0.45

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$24,952,498	0.26%

		24,952,498	0.26

LODGING
Other securities[a]		17,980,406	0.19

		17,980,406	0.19

MACHINERY
Deere & Co.	271,808	40,341,743	0.42
Other securities[a]		5,202,406	0.05

		45,544,149	0.47

MANUFACTURING
General Electric Co.	11,607,472	480,549,341	4.98
Other securities[a]		169,984,453	1.76

		650,533,794	6.74

MEDIA
Time Warner Inc.	4,091,754	75,124,603	0.78
Walt Disney Co. (The)	1,410,836	48,518,650	0.50
Other securities[a]		183,030,582	1.90

		306,673,835	3.18

METAL FABRICATE & HARDWARE
Other securities[a]		9,245,936	0.10

		9,245,936	0.10

MINING
Alcoa Inc.	1,103,580	43,172,050	0.45
Other securities[a]		22,993,518	0.24

		66,165,568	0.69

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		22,913,613	0.24

		22,913,613	0.24

OFFICE FURNISHINGS
Other securities[a]		389,465	0.00

		389,465	0.00

OIL & GAS
Apache Corp.	420,344	37,856,181	0.39
Chevron Corp.	2,727,610	255,249,744	2.65
ConocoPhillips	2,074,227	182,054,904	1.89
Devon Energy Corp.	564,725	46,985,120	0.49
Exxon Mobil Corp.	5,690,786	526,739,151	5.46
Marathon Oil Corp.	870,532	49,637,735	0.51

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	1,058,188	$67,808,687	0.70%
Other securities[a]		178,852,301	1.85

		1,345,183,823	13.94

OIL & GAS SERVICES
Other securities[a]		5,457,583	0.06

		5,457,583	0.06

PACKAGING & CONTAINERS
Other securities[a]		12,702,146	0.13

		12,702,146	0.13

PHARMACEUTICALS
Lilly (Eli) and Co.	644,346	36,682,618	0.38
Pfizer Inc.	8,906,906	217,595,714	2.25
Wyeth	809,332	36,055,741	0.37
Other securities[a]		40,216,719	0.42

		330,550,792	3.42

PIPELINES
Other securities[a]		59,588,071	0.62

		59,588,071	0.62

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		245,325,626	2.54

		245,325,626	2.54

RETAIL
McDonald’s Corp.	1,201,504	65,445,923	0.68
Wal-Mart Stores Inc.	814,132	35,536,862	0.37
Other securities[a]		142,985,592	1.48

		243,968,377	2.53

SAVINGS & LOANS
Washington Mutual Inc.	1,119,966	39,545,999	0.41
Other securities[a]		32,245,327	0.33

		71,791,326	0.74

SEMICONDUCTORS
Other securities[a]		34,309,153	0.35

		34,309,153	0.35

SOFTWARE
Other securities[a]		14,155,960	0.15

		14,155,960	0.15

TELECOMMUNICATIONS
AT&T Inc.	7,824,747	331,065,046	3.43
Motorola Inc.	2,937,452	54,430,986	0.56

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
Sprint Nextel Corp.	3,569,459	$67,819,721	0.70%
Verizon Communications Inc.	3,684,669	163,157,143	1.69
Other securities[a]		117,198,541	1.22

		733,671,437	7.60

TEXTILES
Other securities[a]		7,213,165	0.07

		7,213,165	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		10,199,324	0.11

		10,199,324	0.11

TRANSPORTATION
Other securities[a]		76,112,760	0.79

		76,112,760	0.79

TRUCKING & LEASING
Other securities[a]		1,680,887	0.02

		1,680,887	0.02

WATER
Other securities[a]		3,545,927	0.04

		3,545,927	0.04

TOTAL COMMON STOCKS (Cost: $ 8,931,592,946)		9,633,959,615	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[b,c]	70,370,866	70,370,866	0.73
BGI Cash Premier Fund LLC 5.37%[b,c,d]	112,451,015	112,451,015	1.16

		182,821,881	1.89

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 182,821,881)		182,821,881	1.89

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES (Cost: $ 9,114,414,827)	$9,816,781,496	101.71%

Other Assets, Less Liabilities	(165,001,186)	(1.71)

NET ASSETS	$9,651,780,310	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$35,095,432	0.28%

		35,095,432	0.28

AEROSPACE & DEFENSE
Other securities[a]		164,437,782	1.29

		164,437,782	1.29

AGRICULTURE
Other securities[a]		40,506,225	0.32

		40,506,225	0.32

AIRLINES
Other securities[a]		63,117,625	0.50

		63,117,625	0.50

APPAREL
Other securities[a]		154,799,205	1.22

		154,799,205	1.22

AUTO MANUFACTURERS
Other securities[a]		19,522,888	0.15

		19,522,888	0.15

AUTO PARTS & EQUIPMENT
Lear Corp.[b]	711,023	22,823,838	0.18
Other securities[a]		114,830,359	0.90

		137,654,197	1.08

BANKS
Other securities[a]		799,748,538	6.29

		799,748,538	6.29

BEVERAGES
Other securities[a]		21,503,527	0.17

		21,503,527	0.17

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b,c]	337,637	21,997,051	0.17
Illumina Inc.[b]	497,053	25,787,110	0.20
Myriad Genetics Inc.[b,c]	399,222	20,819,427	0.16
Other securities[a]		235,458,410	1.86

		304,061,998	2.39

BUILDING MATERIALS
Other securities[a]		105,484,317	0.83

		105,484,317	0.83

Security Shares		Value	% of Net Assets
CHEMICALS
CF Industries Holdings Inc.	513,464	$38,977,052	0.31%
Hercules Inc.	1,081,074	22,724,175	0.18
Terra Industries Inc.[b,c]	860,887	26,911,328	0.21
Other securities[a]		201,728,333	1.58

		290,340,888	2.28

COAL
Other securities[a]		19,359,973	0.15

		19,359,973	0.15

COMMERCIAL SERVICES
DeVry Inc.	555,854	20,572,157	0.16
Sotheby’s Holdings Inc. Class A	612,644	29,278,257	0.23
Strayer Education Inc.	134,662	22,708,053	0.18
Other securities[a]		720,375,320	5.66

		792,933,787	6.23

COMPUTERS
MICROS Systems Inc.[b]	375,673	24,445,042	0.19
Other securities[a]		288,593,247	2.27

		313,038,289	2.46

COSMETICS & PERSONAL CARE
Other securities[a]		21,165,625	0.17

		21,165,625	0.17

DISTRIBUTION & WHOLESALE
Other securities[a]		105,868,517	0.83

		105,868,517	0.83

DIVERSIFIED FINANCIAL SERVICES
International Securities Exchange Holdings Inc.	360,540	23,965,094	0.19
Waddell & Reed Financial Inc. Class A	778,129	21,032,827	0.17
Other securities[a]		224,120,289	1.76

		269,118,210	2.12

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRIC
Westar Energy Inc.	823,855	$20,233,879	0.16%
Other securities[a]		199,720,014	1.57

		219,953,893	1.73

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		109,609,989	0.86

		109,609,989	0.86

ELECTRONICS
FLIR Systems Inc.[b]	614,671	34,046,627	0.27
Itron Inc.[b]	278,274	25,898,961	0.20
Other securities[a]		309,605,996	2.44

		369,551,584	2.91

ENERGY - ALTERNATE SOURCES
Other securities[a]		39,240,338	0.31

		39,240,338	0.31

ENGINEERING & CONSTRUCTION
Washington Group
International Inc.[b]	270,510	23,753,483	0.19
Other securities[a]		90,393,950	0.71

		114,147,433	0.90

ENTERTAINMENT
Other securities[a]		108,907,923	0.86

		108,907,923	0.86

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	636,752	20,223,244	0.16
Other securities[a]		71,764,330	0.56

		91,987,574	0.72

FOOD
Other securities[a]		192,934,069	1.52

		192,934,069	1.52

FOREST PRODUCTS & PAPER
Other securities[a]		66,907,564	0.53

		66,907,564	0.53

GAS
Other securities[a]		108,036,076	0.85

		108,036,076	0.85

HAND & MACHINE TOOLS
Other securities[a]		42,227,353	0.33

		42,227,353	0.33

Security Shares		Value	% of Net Assets
HEALTH CARE - PRODUCTS
Hologic Inc.[b,c]	499,631	$30,477,491	0.24%
Immucor Inc.[b]	638,687	22,833,060	0.18
Inverness Medical Innovations Inc.[b]	494,773	27,370,842	0.22
Kyphon Inc.[b]	422,338	29,563,660	0.23
Ventana Medical
Systems Inc.[b]	248,810	21,375,267	0.17
Other securities[a]		384,439,140	3.02

		516,059,460	4.06

HEALTH CARE - SERVICES
Other securities[a]		212,913,299	1.67

		212,913,299	1.67

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		39,390,501	0.31

		39,390,501	0.31

HOME BUILDERS
Other securities[a]		53,825,834	0.42

		53,825,834	0.42

HOME FURNISHINGS
Tempur-Pedic
International Inc.	769,524	27,510,483	0.22
Other securities[a]		46,092,922	0.36

		73,603,405	0.58

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		107,195,538	0.84

		107,195,538	0.84

HOUSEWARES
Other securities[a]		6,580,198	0.05

		6,580,198	0.05

INSURANCE
Aspen Insurance
Holdings Ltd.	817,152	22,806,712	0.18
Other securities[a]		421,092,517	3.31

		443,899,229	3.49

INTERNET
Equinix Inc.[b,c]	292,632	25,953,532	0.20
Priceline.com Inc.[b,c]	351,304	31,178,230	0.25
ValueClick Inc.[b]	925,589	20,788,729	0.16
Other securities[a]		365,926,830	2.88

		443,847,321	3.49

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Other securities[a]		$71,319,100	0.56%

		71,319,100	0.56

IRON & STEEL
Other securities[a]		36,069,119	0.28

		36,069,119	0.28

LEISURE TIME
Other securities[a]		72,490,955	0.57

		72,490,955	0.57

LODGING
Other securities[a]		46,564,521	0.37

		46,564,521	0.37

MACHINERY
Bucyrus International Inc. Class A	346,610	25,278,267	0.20
Other securities[a]		188,852,174	1.48

		214,130,441	1.68

MANUFACTURING
Acuity Brands Inc.	402,870	20,336,878	0.16
AptarGroup Inc.	641,772	24,303,906	0.19
Other securities[a]		211,490,350	1.66

		256,131,134	2.01

MEDIA
Other securities[a]		161,118,827	1.27

		161,118,827	1.27

METAL FABRICATE & HARDWARE
Other securities[a]		142,359,965	1.12

		142,359,965	1.12

MINING
Other securities[a]		130,712,778	1.03

		130,712,778	1.03

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		12,814,817	0.10

		12,814,817	0.10

OFFICE FURNISHINGS
Other securities[a]		33,580,630	0.26

		33,580,630	0.26

OIL & GAS
Petrohawk
Energy Corp.[b]	1,572,422	25,819,169	0.20
Other securities[a]		360,668,070	2.84

		386,487,239	3.04

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Exterran
Holdings Inc.[b,c]	559,197	$44,925,887	0.35%
Oil States International Inc.[b]	456,631	22,055,277	0.17
W-H Energy
Services Inc.[b]	282,113	20,805,834	0.16
Other securities[a]		160,155,407	1.27

		247,942,405	1.95

PACKAGING & CONTAINERS
Other securities[a]		37,736,736	0.30

		37,736,736	0.30

PHARMACEUTICALS
BioMarin
Pharmaceutical Inc.[b]	888,314	22,119,019	0.17
MGI PHARMA INC.[b]	739,739	20,549,949	0.16
Onyx Pharmaceuticals Inc.[b]	507,139	22,070,689	0.17
Other securities[a]		378,906,857	2.99

		443,646,514	3.49

REAL ESTATE
Other securities[a]		23,932,462	0.19

		23,932,462	0.19

REAL ESTATE INVESTMENT TRUSTS
Alexandria Real
Estate Equities Inc.	273,345	26,312,190	0.21
Nationwide Health Properties Inc.	827,434	24,930,586	0.20
Realty Income Corp.	936,709	26,181,017	0.21
Other securities[a]		656,698,622	5.15

		734,122,415	5.77

RETAIL
Chipotle Mexican
Grill Inc. Class Bb	304,024	32,530,568	0.26
Men’s Wearhouse
Inc. (The)	502,601	25,391,403	0.20
Other securities[a]		667,531,321	5.24

		725,453,292	5.70

SAVINGS & LOANS
Other securities[a]		160,480,493	1.26

		160,480,493	1.26

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
ON Semiconductor Corp.[b,c]	2,250,384	$28,264,823	0.22%
Other securities[a]		393,644,761	3.10

		421,909,584	3.32

SOFTWARE
ANSYS Inc.[b]	718,874	24,563,925	0.19
Nuance Communications Inc.[b,c]	1,221,787	23,592,707	0.19
Other securities[a]		411,066,563	3.23

		459,223,195	3.61

STORAGE & WAREHOUSING
Other securities[a]		8,050,668	0.06

		8,050,668	0.06

TELECOMMUNICATIONS
Anixter
International Inc.[b]	286,312	23,606,424	0.19
Foundry Networks Inc.[b]	1,350,894	24,005,386	0.19
Polycom Inc.[b]	850,163	22,835,378	0.18
Time Warner Telecom Inc. Class Ab,c	1,341,665	29,476,380	0.23
Other securities[a]		475,311,242	3.73

		575,234,810	4.52

TEXTILES
Other securities[a]		13,008,423	0.10

		13,008,423	0.10

TOYS, GAMES & HOBBIES
Other securities[a]		29,963,167	0.24

		29,963,167	0.24

TRANSPORTATION
Other securities[a]		207,703,742	1.63

		207,703,742	1.63

TRUCKING & LEASING
Other securities[a]		13,692,919	0.11

		13,692,919	0.11

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$30,675,635	0.24%

		30,675,635	0.24

TOTAL COMMON STOCKS (Cost: $13,684,444,672)		12,715,131,590	99.97

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	47,372,972	47,372,972	0.37
BGI Cash Premier Fund LLC 5.37%[d,e,f]	1,202,911,186	1,202,911,186	9.46

		1,250,284,158	9.83

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,250,284,158)		1,250,284,158	9.83

TOTAL INVESTMENTS IN SECURITIES (Cost: $14,934,728,830)		13,965,415,748	109.80

Other Assets, Less Liabilities		(1,246,313,432)	(9.80)

NET ASSETS		$12,719,102,316	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$14,814,515	0.48%

		14,814,515	0.48

AEROSPACE & DEFENSE
Other securities[a]		41,930,609	1.35

		41,930,609	1.35

AGRICULTURE
Other securities[a]		8,525,133	0.27

		8,525,133	0.27

AIRLINES
Other securities[a]		8,699,207	0.28

		8,699,207	0.28

APPAREL
Other securities[a]		45,115,568	1.45

		45,115,568	1.45

AUTO MANUFACTURERS
Other securities[a]		7,161,345	0.23

		7,161,345	0.23

AUTO PARTS & EQUIPMENT
Other securities[a]		20,266,290	0.65

		20,266,290	0.65

BANKS
Other securities[a]		26,344,400	0.85

		26,344,400	0.85

BEVERAGES
Other securities[a]		9,099,859	0.29

		9,099,859	0.29

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b,c]	158,574	10,331,096	0.33
Illumina Inc.[b]	233,374	12,107,443	0.39
Myriad Genetics Inc.[b]	187,477	9,776,926	0.31
Other securities[a]		86,207,367	2.77

		118,422,832	3.80

BUILDING MATERIALS
Other securities[a]		27,633,996	0.89

		27,633,996	0.89

Security	Shares	Value	% of Net Assets
CHEMICALS
Terra Industries Inc.[b,c]	404,215	$12,635,761	0.41%
Other securities[a]		27,094,473	0.87

		39,730,234	1.28

COAL
Other securities[a]		7,961,829	0.25

		7,961,829	0.25

COMMERCIAL SERVICES
DeVry Inc.	261,044	9,661,238	0.31
FTI Consulting Inc.[b]	186,078	9,361,584	0.30
Sotheby’s Holdings Inc. Class A	287,666	13,747,558	0.44
Strayer Education Inc.	63,253	10,666,353	0.34
Other securities[a]		216,305,416	6.95

		259,742,149	8.34

COMPUTERS
Henry (Jack) & Associates Inc.	342,857	8,866,282	0.28
MICROS Systems Inc.[b]	176,437	11,480,756	0.37
Other securities[a]		64,278,550	2.07

		84,625,588	2.72

COSMETICS & PERSONAL CARE
Other securities[a]		5,422,472	0.17

		5,422,472	0.17

DISTRIBUTION & WHOLESALE
Other securities[a]		36,007,489	1.16

		36,007,489	1.16

DIVERSIFIED FINANCIAL SERVICES
International Securities Exchange Holdings Inc.	169,312	11,254,169	0.36
Waddell & Reed Financial Inc. Class A	305,571	8,259,584	0.26
Other securities[a]		56,528,930	1.82

		76,042,683	2.44

ELECTRIC
ITC Holdings Corp.	185,106	9,172,002	0.29
Other securities[a]		4,402,879	0.15

		13,574,881	0.44

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	196,177	$9,202,663	0.29%
Other securities[a]		19,065,955	0.62

		28,268,618	0.91

ELECTRONICS
FLIR Systems Inc.[b,c]	288,543	15,982,397	0.51
Itron Inc.[b]	130,650	12,159,595	0.39
Other securities[a]		75,051,090	2.41

		103,193,082	3.31

ENERGY - ALTERNATE SOURCES
Other securities[a]		12,649,014	0.41

		12,649,014	0.41

ENGINEERING & CONSTRUCTION
Other securities[a]		24,334,645	0.78

		24,334,645	0.78

ENTERTAINMENT
Vail Resorts Inc.[b]	136,836	8,523,514	0.27
Other securities[a]		26,392,541	0.85

		34,916,055	1.12

ENVIRONMENTAL CONTROL
Other securities[a]		24,588,864	0.79

		24,588,864	0.79

FOOD
Other securities[a]		25,626,017	0.82

		25,626,017	0.82

FOREST PRODUCTS & PAPER
Other securities[a]		4,297,286	0.14

		4,297,286	0.14

GAS
Other securities[a]		434,620	0.01

		434,620	0.01

HAND & MACHINE TOOLS
Other securities[a]		13,174,055	0.42

		13,174,055	0.42

HEALTH CARE - PRODUCTS
Hologic Inc.[b,c]	234,597	14,310,417	0.46
Immucor Inc.[b]	299,921	10,722,176	0.34
Kyphon Inc.[b]	198,338	13,883,660	0.45

Security	Shares	Value	% of Net Assets
Ventana Medical Systems Inc.[b]	116,857	$10,039,185	0.32%
Other securities[a]		161,729,188	5.20

		210,684,626	6.77

HEALTH CARE - SERVICES
Psychiatric
Solutions Inc.[b]	236,426	9,286,813	0.30
Other securities[a]		45,325,363	1.45

		54,612,176	1.75

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		7,492,538	0.24

		7,492,538	0.24

HOME BUILDERS
Other securities[a]		9,045,277	0.29

		9,045,277	0.29

HOME FURNISHINGS
Tempur-Pedic International Inc.	361,306	12,916,689	0.41
Other securities[a]		10,067,773	0.33

		22,984,462	0.74

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,976,984	0.58

		17,976,984	0.58

HOUSEWARES
Other securities[a]		263,246	0.01

		263,246	0.01

INSURANCE
Other securities[a]		12,254,758	0.39

		12,254,758	0.39

INTERNET
Equinix Inc.[b,c]	137,450	12,190,440	0.39
Priceline.com Inc.[b,c]	164,947	14,639,046	0.47
ValueClick Inc.[b]	434,688	9,763,092	0.31
Other securities[a]		119,788,461	3.85

		156,381,039	5.02

INVESTMENT COMPANIES
Other securities[a]		868,086	0.03

		868,086	0.03

IRON & STEEL
Other securities[a]		620,008	0.02

		620,008	0.02

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
LEISURE TIME
Life Time Fitness Inc.[b,c]	138,252	$8,480,378	0.27%
Other securities[a]		16,033,079	0.52

		24,513,457	0.79

LODGING
Other securities[a]		11,176,364	0.36

		11,176,364	0.36

MACHINERY
Bucyrus International Inc. Class A	162,796	11,872,712	0.38
Other securities[a]		49,507,090	1.59

		61,379,802	1.97

MANUFACTURING
Hexcel Corp.[b,c]	410,719	9,327,428	0.30
Other securities[a]		61,974,882	1.99

		71,302,310	2.29

MEDIA
Other securities[a]		23,256,224	0.75

		23,256,224	0.75

METAL FABRICATE & HARDWARE
Other securities[a]		28,090,486	0.90

		28,090,486	0.90

MINING
Other securities[a]		39,386,261	1.26

		39,386,261	1.26

OFFICE FURNISHINGS
Other securities[a]		15,655,641	0.50

		15,655,641	0.50

OIL & GAS
Atwood Oceanics Inc.[b]	119,410	9,142,030	0.29
Other securities[a]		90,356,919	2.90

		99,498,949	3.19

OIL & GAS SERVICES
Hercules
Offshore Inc.[b,c]	361,608	9,441,585	0.30
W-H Energy
Services Inc.[b]	132,480	9,770,400	0.31
Other securities[a]		52,938,536	1.71

		72,150,521	2.32

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Greif Inc. Class A	144,579	$8,773,054	0.28%
Other securities[a]		5,542,850	0.18

		14,315,904	0.46

PHARMACEUTICALS
BioMarin Pharmaceutical Inc.[b]	417,173	10,387,608	0.33
MGI PHARMA INC.[b]	347,434	9,651,717	0.31
Onyx Pharmaceuticals Inc.[b,c]	238,203	10,366,595	0.33
OSI Pharmaceuticals Inc.[b]	251,144	8,536,385	0.27
Other securities[a]		150,139,470	4.83

		189,081,775	6.07

REAL ESTATE
Other securities[a]		3,561,058	0.11

		3,561,058	0.11

REAL ESTATE INVESTMENT TRUSTS
Digital Realty Trust Inc.	232,062	9,140,922	0.29
Nationwide Health
Properties Inc.	345,071	10,396,989	0.33
Other securities[a]		99,959,762	3.22

		119,497,673	3.84

RETAIL
Chipotle Mexican Grill Inc. Class Bb	142,729	15,272,003	0.49
Men’s Wearhouse Inc. (The)	236,014	11,923,427	0.38
Other securities[a]		180,401,172	5.80

		207,596,602	6.67

SAVINGS & LOANS
Other securities[a]		4,149,348	0.13

		4,149,348	0.13

SEMICONDUCTORS
FormFactor Inc.[b]	208,041	9,230,779	0.30
Microsemi Corp.[b]	332,125	9,259,645	0.30
ON Semiconductor Corp.[b]	1,056,663	13,271,687	0.43
Other securities[a]		99,465,851	3.18

		131,227,962	4.21

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SOFTWARE
ANSYS Inc.[b]	337,540	$11,533,742	0.37%
Nuance Communications Inc.[b,c]	573,698	11,078,108	0.36
Other securities[a]		146,153,049	4.69

		168,764,899	5.42

STORAGE & WAREHOUSING
Other securities[a]		3,016,835	0.10

		3,016,835	0.10

TELECOMMUNICATIONS
Anixter International Inc.[b]	111,769	9,215,354	0.30
Foundry Networks Inc.[b]	551,974	9,808,578	0.32
Polycom Inc.[b]	399,248	10,723,801	0.34
Time Warner Telecom Inc. Class Ab,c	582,737	12,802,732	0.41
Other securities[a]		115,514,807	3.71

		158,065,272	5.08

TOYS, GAMES & HOBBIES
Other securities[a]		3,718,240	0.12

		3,718,240	0.12

TRANSPORTATION
Other securities[a]		44,734,549	1.44

		44,734,549	1.44

TRUCKING & LEASING
Other securities[a]		194,142	0.01

		194,142	0.01

WATER
Other securities[a]		2,000,448	0.06

		2,000,448	0.06

TOTAL COMMON STOCKS (Cost: $3,330,060,278)		3,112,121,257	99.94

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	11,472,683	$11,472,683	0.37%
BGI Cash Premier Fund LLC 5.37%[d,e,f]	354,057,878	354,057,878	11.37

		365,530,561	11.74

TOTAL SHORT-TERM INVESTMENTS (Cost: $365,530,561)		365,530,561	11.74

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,695,590,839)		3,477,651,818	111.68

Other Assets, Less Liabilities		(363,768,227)	(11.68)

NET ASSETS		$3,113,883,591	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,292,577	0.06%

		2,292,577	0.06

AEROSPACE & DEFENSE
Other securities[a]		48,494,579	1.23

		48,494,579	1.23

AGRICULTURE
Other securities[a]		14,414,746	0.37

		14,414,746	0.37

AIRLINES
Other securities[a]		28,974,546	0.74

		28,974,546	0.74

APPAREL
Other securities[a]		37,907,928	0.97

		37,907,928	0.97

AUTO MANUFACTURERS
Other securities[a]		2,759,036	0.07

		2,759,036	0.07

AUTO PARTS & EQUIPMENT
Lear Corp.[b]	305,810	9,816,501	0.25
Other securities[a]		51,476,507	1.31

		61,293,008	1.56

BANKS
Cathay General Bancorp	305,978	9,855,551	0.25
First Midwest Bancorp Inc.	297,255	10,154,231	0.26
South Financial Group Inc. (The)	443,325	10,081,210	0.26
UCBH Holdings Inc.	597,290	10,440,629	0.27
Other securities[a]		438,791,459	11.17

		479,323,080	12.21

BEVERAGES
Other securities[a]		1,372,676	0.03

		1,372,676	0.03

BIOTECHNOLOGY
Bio-Rad Laboratories Inc. Class Ab	111,689	10,107,854	0.26
Other securities[a]		23,926,940	0.61

		34,034,794	0.87

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$30,122,411	0.77%

		30,122,411	0.77

CHEMICALS
CF Industries Holdings Inc.	298,303	22,644,181	0.58
Fuller (H.B.) Co.	362,659	10,763,719	0.27
Olin Corp.	440,865	9,866,559	0.25
Other securities[a]		89,374,971	2.28

		132,649,430	3.38

COAL
Other securities[a]		1,558,555	0.04

		1,558,555	0.04

COMMERCIAL SERVICES
Deluxe Corp.	307,006	11,310,101	0.29
SAIC Inc.[b]	677,917	13,009,227	0.33
Other securities[a]		130,776,053	3.33

		155,095,381	3.95

COMPUTERS
Palm Inc.[b,c]	618,483	10,062,718	0.26
Other securities[a]		74,556,317	1.90

		84,619,035	2.16

COSMETICS & PERSONAL CARE
Other securities[a]		6,205,056	0.16

		6,205,056	0.16

DISTRIBUTION & WHOLESALE
Other securities[a]		18,874,439	0.48

		18,874,439	0.48

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		69,252,178	1.76

		69,252,178	1.76

ELECTRIC
PNM Resources Inc.	458,487	10,673,577	0.27
Westar Energy Inc.	531,225	13,046,886	0.33
Other securities[a]		99,432,886	2.54

		123,153,349	3.14

ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b]	623,429	11,121,973	0.28
Other securities[a]		20,717,813	0.53

		31,839,786	0.81

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
ELECTRONICS
Brady Corp. Class A	301,324	$10,811,505	0.27%
Other securities[a]		85,871,580	2.19

		96,683,085	2.46

ENERGY - ALTERNATE SOURCES
Other securities[a]		7,979,702	0.20

		7,979,702	0.20

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b,c]	381,304	11,957,693	0.31
Washington Group
International Inc.[b]	147,599	12,960,668	0.33
Other securities[a]		15,325,691	0.38

		40,244,052	1.02

ENTERTAINMENT
Other securities[a]		22,287,803	0.57

		22,287,803	0.57

ENVIRONMENTAL CONTROL
Other securities[a]		25,598,031	0.65

		25,598,031	0.65

FOOD
Other securities[a]		89,205,869	2.27

		89,205,869	2.27

FOREST PRODUCTS & PAPER
Potlatch Corp.	233,300	10,505,499	0.27
Other securities[a]		26,722,976	0.68

		37,228,475	0.95

GAS
Nicor Inc.	269,188	11,548,165	0.29
Piedmont Natural Gas Co.	446,006	11,190,291	0.29
WGL Holdings Inc.	294,296	9,973,691	0.25
Other securities[a]		36,336,355	0.93

		69,048,502	1.76

HAND & MACHINE TOOLS
Other securities[a]		9,150,294	0.23

		9,150,294	0.23

HEALTH CARE - PRODUCTS
Inverness Medical
Innovations Inc.[b]	200,973	11,117,826	0.28
Other securities[a]		31,295,864	0.80

		42,413,690	1.08

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
AMERIGROUP Corp.[b]	315,458	$10,876,992	0.28%
Other securities[a]		51,428,291	1.31

		62,305,283	1.59

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		14,397,517	0.37

		14,397,517	0.37

HOME BUILDERS
Other securities[a]		22,340,805	0.57

		22,340,805	0.57

HOME FURNISHINGS
Other securities[a]		15,899,166	0.40

		15,899,166	0.40

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		44,443,170	1.13

		44,443,170	1.13

HOUSEWARES
Other securities[a]		3,875,042	0.10

		3,875,042	0.10

INSURANCE
Aspen Insurance Holdings Ltd.	526,929	14,706,588	0.37
Assured Guaranty Ltd.	405,257	11,010,833	0.28
Delphi Financial Group Inc. Class A	259,654	10,495,215	0.27
IPC Holdings Ltd.	361,514	10,429,679	0.27
Max Capital Group Ltd.	360,551	10,109,850	0.26
Montpelier Re Holdings Ltd.	614,953	10,884,668	0.28
Platinum Underwriters Holdings Ltd.	357,842	12,867,998	0.33
ProAssurance Corp.[b,c]	199,305	10,736,560	0.27
Zenith National Insurance Corp.	221,476	9,942,058	0.25
Other securities[a]		167,845,560	4.27

		269,029,009	6.85

INTERNET
Other securities[a]		70,477,741	1.79

		70,477,741	1.79

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Apollo Investment Corp.	599,958	$12,479,126	0.32%
Other securities[a]		32,037,209	0.81

		44,516,335	1.13

IRON & STEEL
Other securities[a]		22,392,902	0.57

		22,392,902	0.57

LEISURE TIME
Other securities[a]		13,102,991	0.33

		13,102,991	0.33

LODGING
Other securities[a]		14,691,968	0.37

		14,691,968	0.37

MACHINERY
Other securities[a]		53,772,359	1.37

		53,772,359	1.37

MANUFACTURING
AptarGroup Inc.	381,120	14,433,014	0.37
Other securities[a]		52,696,300	1.34

		67,129,314	1.71

MEDIA
Other securities[a]		71,670,373	1.83

		71,670,373	1.83

METAL FABRICATE & HARDWARE
Quanex Corp.	221,797	10,420,023	0.26
Worthington Industries Inc.	413,053	9,731,529	0.25
Other securities[a]		33,069,730	0.85

		53,221,282	1.36

MINING
Other securities[a]		29,995,688	0.76

		29,995,688	0.76

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		8,261,239	0.21

		8,261,239	0.21

OFFICE FURNISHINGS
Other securities[a]		170,444	0.00

		170,444	0.00

Security	Shares	Value	% of Net Assets
OIL & GAS
Encore Acquisition Co.[b]	317,631	$10,053,021	0.26%
Whiting Petroleum Corp.[b]	251,421	11,175,663	0.28
Other securities[a]		91,084,657	2.32

		112,313,341	2.86

OIL & GAS SERVICES
Exterran Holdings Inc.[b]	360,630	28,973,014	0.74
Oil States
International Inc.[b]	294,377	14,218,409	0.36
Other securities[a]		17,651,765	0.45

		60,843,188	1.55

PACKAGING & CONTAINERS
Other securities[a]		4,673,668	0.12

		4,673,668	0.12

PHARMACEUTICALS
Other securities[a]		25,094,193	0.64

		25,094,193	0.64

REAL ESTATE
Other securities[a]		10,558,870	0.27

		10,558,870	0.27

REAL ESTATE INVESTMENT TRUSTS
DCT Industrial Trust Inc.	1,006,911	10,542,358	0.27
DiamondRock Hospitality Co.	565,193	9,840,010	0.25
LaSalle Hotel Properties	239,770	10,089,522	0.26
National Retail Properties Inc.	398,943	9,726,230	0.25
Realty Income Corp.	603,973	16,881,045	0.43
Senior Housing Properties Trust	500,090	11,031,985	0.28
Other securities[a]		241,613,269	6.15

		309,724,419	7.89

RETAIL
Other securities[a]		181,952,806	4.63

		181,952,806	4.63

SAVINGS & LOANS
Other securities[a]		97,594,204	2.49

		97,594,204	2.49

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Other securities[a]		$91,724,602	2.34%

		91,724,602	2.34

SOFTWARE
Sybase Inc.[b]	488,664	11,302,798	0.29
Other securities[a]		52,960,854	1.35

		64,263,652	1.64

STORAGE & WAREHOUSING
Other securities[a]		1,043,929	0.03

		1,043,929	0.03

TELECOMMUNICATIONS
Andrew Corp.[b]	931,007	12,894,447	0.33
3Com Corp.[b]	2,326,759	11,494,189	0.29
Other securities[a]		128,586,289	3.28

		152,974,925	3.90

TEXTILES
Other securities[a]		8,379,611	0.21

		8,379,611	0.21

TOYS, GAMES & HOBBIES
Other securities[a]		14,155,210	0.36

		14,155,210	0.36

TRANSPORTATION
Other securities[a]		72,878,535	1.86

		72,878,535	1.86

TRUCKING & LEASING
Other securities[a]		8,544,072	0.22

		8,544,072	0.22

WATER
Other securities[a]		17,019,234	0.43

		17,019,234	0.43

TOTAL COMMON STOCKS (Cost: $ 4,325,475,376)		3,919,507,180	99.83

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%[d,e]	20,751,388	$20,751,388	0.53%
BGI Cash Premier Fund LLC 5.37%[d,e,f]	326,444,815	326,444,815	8.31

		347,196,203	8.84

TOTAL SHORT-TERM INVESTMENTS (Cost: $347,196,203)		347,196,203	8.84

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,672,671,579)		4,266,703,383	108.67

Other Assets, Less Liabilities		(340,485,923)	(8.67)

NET ASSETS		$3,926,217,460	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2007.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2007

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,433,392,289	$11,480,741,517	$8,931,592,946	$13,684,444,672
Affiliated issuers (Note 2)	51,891,135	272,571,501	182,821,881	1,250,284,158

Total cost of investments	$3,485,283,424	$11,753,313,018	$9,114,414,827	$14,934,728,830

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,738,112,386	$13,120,842,748	$9,633,959,615	$12,715,131,590
Affiliated issuers (Note 2)	51,891,135	272,571,501	182,821,881	1,250,284,158

Total value of investments	3,790,003,521	13,393,414,249	9,816,781,496	13,965,415,748
Receivables:
Investment securities sold	2,653,573	14,213,720	6,052,929	55,699,928
Due from custodian (Note 4)	–	–	–	12,491,014
Dividends and interest	4,045,563	8,854,915	14,355,650	13,594,076
Capital shares sold	58,302	524,952	–	4,121,225

Total Assets	3,796,760,959	13,417,007,836	9,837,190,075	14,051,321,991

LIABILITIES
Payables:
Investment securities purchased	7,118,932	36,803,821	11,719,624	85,924,406
Collateral for securities on loan (Note 5)	29,614,224	214,706,875	112,451,015	1,202,911,186
Capital shares redeemed	203,810	–	527,581	7,704,533
Short positions, at value (Proceeds: $–, $5,356,963, $– and $–, respectively) (Note 1)	–	5,356,421	–	–
Distribution to shareholders	15,489,371	27,360,793	59,118,595	33,780,458
Investment advisory fees (Note 2)	452,950	2,000,398	1,592,950	1,899,092

Total Liabilities	52,879,287	286,228,308	185,409,765	1,332,219,675

NET ASSETS	$3,743,881,672	$13,130,779,528	$9,651,780,310	$12,719,102,316

Net assets consist of:
Paid-in capital	$3,447,342,740	$11,765,783,099	$8,216,473,044	$14,225,367,675
Undistributed net investment income	684,139	390,955	3,649,326	4,445,126
Undistributed net realized gain
(accumulated net realized loss)	(8,865,304)	(275,496,299)	729,291,271	(541,397,403)
Net unrealized appreciation (depreciation)	304,720,097	1,640,101,773	702,366,669	(969,313,082)

NET ASSETS	$3,743,881,672	$13,130,779,528	$9,651,780,310	$12,719,102,316

Shares outstanding[b]	45,150,000	213,300,000	112,250,000	158,650,000

Net asset value per share	$82.92	$61.56	$85.98	$80.17

[a]	Securities on loan with market values of $28,776,272, $209,834,685, $109,817,295 and $1,164,298,057, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2007

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,330,060,278	$4,325,475,376
Affiliated issuers (Note 2)	365,530,561	347,196,203

Total cost of investments	$3,695,590,839	$4,672,671,579

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,112,121,257	$3,919,507,180
Affiliated issuers (Note 2)	365,530,561	347,196,203

Total value of investments	3,477,651,818	4,266,703,383
Receivables:
Investment securities sold	8,944,708	17,461,601
Due from custodian (Note 4)	706,975	–
Dividends and interest	1,519,744	7,075,030
Capital shares sold	784,445	–

Total Assets	3,489,607,690	4,291,240,014

LIABILITIES
Payables:
Investment securities purchased	13,856,238	21,759,063
Collateral for securities on loan (Note 5)	354,057,878	326,444,815
Distribution to shareholders	7,209,235	15,982,760
Investment advisory fees (Note 2)	600,748	835,916

Total Liabilities	375,724,099	365,022,554

NET ASSETS	$3,113,883,591	$3,926,217,460

Net assets consist of:
Paid-in capital	$3,206,843,950	$3,986,441,049
Undistributed net investment income	4,063	2,668,490
Undistributed net realized gain	124,974,599	343,076,117
Net unrealized depreciation	(217,939,021)	(405,968,196)

NET ASSETS	$3,113,883,591	$3,926,217,460

Shares outstanding[b]	36,350,000	51,100,000

Net asset value per share	$85.66	$76.83

[a]	Securities on loan with market values of $344,073,248 and $315,288,835, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$32,154,329	$59,047,991	$127,026,459	$76,486,018
Interest from affiliated issuers (Note 2)	157,869	487,702	366,976	399,638
Securities lending income from unaffiliated issuers	18,814	66,998	62,972	1,364,192
Securities lending income from affiliated issuers (Note 2)	115,647	314,390	474,655	5,179,348

Total investment income	32,446,659	59,917,081	127,931,062	83,429,196

EXPENSES
Investment advisory fees (Note 2)	2,670,474	10,373,119	10,241,846	11,115,634

Total expenses	2,670,474	10,373,119	10,241,846	11,115,634

Net investment income	29,776,185	49,543,962	117,689,216	72,313,562

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(13,658,802)	(22,834,841)	(60,410,992)	(62,750,443)
In-kind redemptions	62,739,972	65,574,575	864,353,484	(94,675,900)

Net realized gain (loss)	49,081,170	42,739,734	803,942,492	(157,426,343)

Net change in unrealized appreciation (depreciation) on:
Investments	188,007,061	1,017,044,337	(546,359,474)	468,233,500
Short positions (Note 1)	–	(33,925)	–	–

Net change in unrealized appreciation (depreciation)	188,007,061	1,017,010,412	(546,359,474)	468,233,500

Net realized and unrealized gain	237,088,231	1,059,750,146	257,583,018	310,807,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$266,864,416	$1,109,294,108	$375,272,234	$383,120,719

[a]	Net of foreign withholding tax of $2,137, $–, $12,229 and $18,394, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2007

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,118,926	$44,235,602
Interest from affiliated issuers (Note 2)	140,507	188,334
Securities lending income from unaffiliated issuers	411,378	306,761
Securities lending income from affiliated issuers (Note 2)	1,958,512	1,921,454

Total investment income	14,629,323	46,652,151

EXPENSES
Investment advisory fees (Note 2)	3,786,240	5,553,558

Total expenses	3,786,240	5,553,558

Net investment income	10,843,083	41,098,593

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(109,664,838)	(110,943,317)
In-kind redemptions	371,290,266	501,833,609

Net realized gain	261,625,428	390,890,292

Net change in unrealized appreciation (depreciation) on:
Investments	(66,215,088)	(617,545,740)
Short positions (Note 1)	–	540

Net change in unrealized appreciation (depreciation)	(66,215,088)	(617,545,200)

Net realized and unrealized gain (loss)	195,410,340	(226,654,908)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,253,423	$(185,556,315)

[a]	Net of foreign withholding tax of $– and $16,636, respectively.

See notes to financial statements.

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,776,185	$50,196,110	$49,543,962	$71,911,535
Net realized gain	49,081,170	275,850,725	42,739,734	105,854,566
Net change in unrealized appreciation (depreciation)	188,007,061	18,981,139	1,017,010,412	278,951,186

Net increase in net assets resulting from operations	266,864,416	345,027,974	1,109,294,108	456,717,287

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,308,121)	(50,050,948)	(52,523,431)	(68,834,878)

Total distributions to shareholders	(29,308,121)	(50,050,948)	(52,523,431)	(68,834,878)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	607,307,188	2,496,721,427	3,813,547,186	3,176,432,435
Cost of shares redeemed	(322,619,059)	(2,105,809,163)	(236,246,323)	(921,672,045)

Net increase in net assets from capital share transactions	284,688,129	390,912,264	3,577,300,863	2,254,760,390

INCREASE IN NET ASSETS	522,244,424	685,889,290	4,634,071,540	2,642,642,799

NET ASSETS
Beginning of period	3,221,637,248	2,535,747,958	8,496,707,988	5,854,065,189

End of period	$3,743,881,672	$3,221,637,248	$13,130,779,528	$8,496,707,988

Undistributed net investment income included in net assets at end of period	$684,139	$216,075	$390,955	$3,370,424

SHARES ISSUED AND REDEEMED
Shares sold	7,500,000	35,000,000	64,450,000	58,900,000
Shares redeemed	(3,950,000)	(29,350,000)	(4,000,000)	(17,450,000)

Net increase in shares outstanding	3,550,000	5,650,000	60,450,000	41,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Value Index Fund		iShares Russell 2000 Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$117,689,216	$182,171,097	$72,313,562	$104,388,644
Net realized gain (loss)	803,942,492	358,221,732	(157,426,343)	1,009,189,108
Net change in unrealized appreciation (depreciation)	(546,359,474)	667,118,432	468,233,500	(884,210,540)

Net increase in net assets resulting from operations	375,272,234	1,207,511,261	383,120,719	229,367,212

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(114,560,266)	(180,706,150)	(68,695,980)	(97,907,889)
Return of capital	–	(1,893,651)	–	(11,098,007)

Total distributions to shareholders	(114,560,266)	(182,599,801)	(68,695,980)	(109,005,896)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,274,761,065	3,824,541,147	115,667,053,331	110,028,174,079
Cost of shares redeemed	(3,399,750,816)	(1,427,669,907)	(111,312,277,045)	(111,307,356,017)

Net increase (decrease) in net assets from capital share transactions	(124,989,751)	2,396,871,240	4,354,776,286	(1,279,181,938)

INCREASE (DECREASE) IN NET ASSETS	135,722,217	3,421,782,700	4,669,201,025	(1,158,820,622)

NET ASSETS
Beginning of period	9,516,058,093	6,094,275,393	8,049,901,291	9,208,721,913

End of period	$9,651,780,310	$9,516,058,093	$12,719,102,316	$8,049,901,291

Undistributed net investment income included in net assets at end of period	$3,649,326	$520,376	$4,445,126	$827,544

SHARES ISSUED AND REDEEMED
Shares sold	37,300,000	49,550,000	1,428,200,000	1,469,500,000
Shares redeemed	(39,500,000)	(18,700,000)	(1,370,850,000)	(1,489,400,000)

Net increase (decrease) in shares outstanding	(2,200,000)	30,850,000	57,350,000	(19,900,000)

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,843,083	$9,412,211	$41,098,593	$62,092,947
Net realized gain	261,625,428	510,898,191	390,890,292	535,638,890
Net change in unrealized appreciation (depreciation)	(66,215,088)	(539,039,540)	(617,545,200)	(214,007,768)

Net increase (decrease) in net assets resulting from operations	206,253,423	(18,729,138)	(185,556,315)	383,724,069

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,009,017)	(10,451,823)	(39,479,519)	(64,691,661)

Total distributions to shareholders	(11,009,017)	(10,451,823)	(39,479,519)	(64,691,661)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,887,491,839	3,746,297,788	2,861,592,431	3,295,813,870
Cost of shares redeemed	(4,020,525,258)	(3,375,614,566)	(3,196,884,278)	(2,632,513,160)

Net increase (decrease) in net assets from capital share transactions	(133,033,419)	370,683,222	(335,291,847)	663,300,710

INCREASE (DECREASE) IN NET ASSETS	62,210,987	341,502,261	(560,327,681)	982,333,118

NET ASSETS
Beginning of period	3,051,672,604	2,710,170,343	4,486,545,141	3,504,212,023

End of period	$3,113,883,591	$3,051,672,604	$3,926,217,460	$4,486,545,141

Undistributed net investment income included in net assets at end of period	$4,063	$169,997	$2,668,490	$1,049,416

SHARES ISSUED AND REDEEMED
Shares sold	46,200,000	48,550,000	35,350,000	43,900,000
Shares redeemed	(47,700,000)	(44,650,000)	(39,700,000)	(35,350,000)

Net increase (decrease) in shares outstanding	(1,500,000)	3,900,000	(4,350,000)	8,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$77.44	$70.54	$63.41	$60.52	$45.17	$60.81

Income from investment operations:
Net investment income	0.68 [a]	1.29 [a]	1.14	1.20	0.88	0.72
Net realized and unrealized gain (loss)[b]	5.46	6.87	7.09	3.08	15.36	(15.64)

Total from investment operations	6.14	8.16	8.23	4.28	16.24	(14.92)

Less distributions from:
Net investment income	(0.66)	(1.26)	(1.10)	(1.18)	(0.89)	(0.72)
Return of capital	–	–	–	(0.21)	–	–

Total distributions	(0.66)	(1.26)	(1.10)	(1.39)	(0.89)	(0.72)

Net asset value, end of period	$82.92	$77.44	$70.54	$63.41	$60.52	$45.17

Total return	7.94%[c]	11.67%	13.06%	7.12%	36.12%	(24.59)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,743,882	$3,221,637	$2,535,748	$1,984,792	$2,084,785	$919,140
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.67%	1.76%	1.72%	1.87%	1.62%	1.66%
Portfolio turnover rate[e]	6%	7%	7%	5%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$55.59	$52.55	$46.93	$47.03	$35.97	$49.59

Income from investment operations:
Net investment income	0.28 [a]	0.58 [a]	0.44	0.53	0.37	0.31
Net realized and unrealized gain (loss)[b]	5.97	2.99	5.61	(0.06)	11.07	(13.63)

Total from investment operations	6.25	3.57	6.05	0.47	11.44	(13.32)

Less distributions from:
Net investment income	(0.28)	(0.53)	(0.43)	(0.53)	(0.38)	(0.30)
Return of capital	–	–	–	(0.04)	–	–

Total distributions	(0.28)	(0.53)	(0.43)	(0.57)	(0.38)	(0.30)

Net asset value, end of period	$61.56	$55.59	$52.55	$46.93	$47.03	$35.97

Total return	11.25%[c]	6.84%	12.93%	0.98%	31.88%	(26.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,130,780	$8,496,708	$5,854,065	$3,129,992	$1,646,146	$915,350
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	0.96%	1.10%	0.96%	1.27%	0.87%	0.92%
Portfolio turnover rate[e]	17%	15%	18%	14%	9%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$83.15	$72.90	$65.91	$59.75	$43.45	$57.62

Income from investment operations:
Net investment income	0.99 [a]	1.83 [a]	1.59	1.40	1.15	1.02
Net realized and unrealized gain (loss)[b]	2.82	10.17	6.97	6.30	16.32	(14.18)

Total from investment operations	3.81	12.00	8.56	7.70	17.47	(13.16)

Less distributions from:
Net investment income	(0.98)	(1.73)	(1.55)	(1.54)	(1.17)	(1.01)
Return of capital	–	(0.02)	(0.02)	–	–	–

Total distributions	(0.98)	(1.75)	(1.57)	(1.54)	(1.17)	(1.01)

Net asset value, end of period	$85.98	$83.15	$72.90	$65.91	$59.75	$43.45

Total return	4.59%[c]	16.63%	13.10%	13.02%	40.48%	(22.95)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,651,780	$9,516,058	$6,094,275	$4,791,379	$2,706,693	$984,133
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.30%	2.34%	2.38%	2.42%	2.29%	2.29%
Portfolio turnover rate[e]	11%	14%	7%	15%	12%	20%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$79.47	$75.98	$61.14	$58.80	$36.31	$50.39

Income from investment operations:
Net investment income	0.53 [a]	0.80 [a]	0.81	0.74	0.50	0.51
Net realized and unrealized gain (loss)[b]	0.52	3.51	14.80	2.36	22.48	(14.07)

Total from investment operations	1.05	4.31	15.61	3.10	22.98	(13.56)

Less distributions from:
Net investment income	(0.35)	(0.74)	(0.72)	(0.61)	(0.45)	(0.52)
Return of capital	–	(0.08)	(0.05)	(0.15)	(0.04)	–

Total distributions	(0.35)	(0.82)	(0.77)	(0.76)	(0.49)	(0.52)

Net asset value, end of period	$80.17	$79.47	$75.98	$61.14	$58.80	$36.31

Total return	1.32%[c]	5.73%	25.69%	5.27%	63.44%	(26.99)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,719,102	$8,049,901	$9,208,722	$6,908,105	$5,280,402	$1,706,545
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.30%	1.07%	1.19%	1.20%	1.08%	1.28%
Portfolio turnover rate[e]	5%	25%	20%	17%	26%	30%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$80.63	$79.83	$62.76	$62.52	$38.56	$56.68

Income from investment operations:
Net investment income	0.30 [a]	0.26 [a]	0.30	0.20	0.20	0.21
Net realized and unrealized gain (loss)[b]	5.05	0.83	17.04	0.25	23.97	(18.14)

Total from investment operations	5.35	1.09	17.34	0.45	24.17	(17.93)

Less distributions from:
Net investment income	(0.32)	(0.29)	(0.27)	(0.17)	(0.21)	(0.19)
Return of capital	–	–	–	(0.04)	–	–

Total distributions	(0.32)	(0.29)	(0.27)	(0.21)	(0.21)	(0.19)

Net asset value, end of period	$85.66	$80.63	$79.83	$62.76	$62.52	$38.56

Total return	6.63%[c]	1.38%	27.67%	0.74%	62.76%	(31.65)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,113,884	$3,051,673	$2,710,170	$2,105,733	$1,522,368	$638,186
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.72%	0.34%	0.45%	0.37%	0.38%	0.58%
Portfolio turnover rate[e]	27%	43%	38%	22%	37%	41%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2007 (Unaudited)	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003
Net asset value, beginning of period	$80.91	$74.72	$61.48	$57.08	$35.30	$46.94

Income from investment operations:
Net investment income	0.75 [a]	1.24 [a]	1.15	0.99	0.74	0.74
Net realized and unrealized gain (loss)[b]	(4.10)	6.22	13.18	4.45	21.75	(11.63)

Total from investment operations	(3.35)	7.46	14.33	5.44	22.49	(10.89)

Less distributions from:
Net investment income	(0.73)	(1.27)	(1.02)	(1.04)	(0.66)	(0.75)
Return of capital	–	–	(0.07)	–	(0.05)	–

Total distributions	(0.73)	(1.27)	(1.09)	(1.04)	(0.71)	(0.75)

Net asset value, end of period	$76.83	$80.91	$74.72	$61.48	$57.08	$35.30

Total return	(4.17)%[c]	10.11%	23.51%	9.58%	64.00%	(23.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,926,217	$4,486,545	$3,504,212	$2,711,333	$1,712,273	$635,447
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.85%	1.63%	1.80%	1.84%	1.64%	1.85%
Portfolio turnover rate[e]	22%	36%	14%	23%	16%	45%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2007.

The Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Russell 1000	$11,319,502	$9,766,316	$5,661,012	$–	$3,566,065	$707,111	$31,020,006
Russell 1000 Growth	20,107,067	68,492,707	23,134,640	16,440,477	76,953,145	38,155,726	243,283,762
Russell 1000 Value	–	–	6,460,764	–	9,884,283	1,336,109	17,681,156
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	370,072,358
Russell 2000 Growth	–	51,999,054	4,816,733	24,718,345	39,417,433	–	120,951,565
Russell 2000 Value	–	–	–	–	11,905,952	–	11,905,952

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2007 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 1000	$3,523,408,517	$419,591,099	$(152,996,095)	$266,595,004
Russell 1000 Growth	11,854,875,458	1,751,154,049	(212,615,258)	1,538,538,791
Russell 1000 Value	9,194,938,459	944,842,231	(322,999,194)	621,843,037
Russell 2000	14,934,495,173	125,203,776	(1,094,283,201)	(969,079,425)
Russell 2000 Growth	3,708,870,257	115,461,910	(346,680,349)	(231,218,439)
Russell 2000 Value	4,736,515,076	78,044,699	(547,856,392)	(469,811,693)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of September 30, 2007, in order to track the performance of its benchmark index, the iShares Russell 1000 Growth Index Fund sold non-index securities that the Fund received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Fund’s Statement of Operations. Details of the short positions resulting from the non-index securities sold by the Fund are included in its Summary Schedule of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$134,461
Russell 1000 Growth	381,388
Russell 1000 Value	537,627
Russell 2000	6,543,540
Russell 2000 Growth	2,369,890
Russell 2000 Value	2,228,215

Cross trades for the six months ended September 30, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of September 30, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$228,400,943	$203,349,224
Russell 1000 Growth	1,793,669,157	1,720,446,083
Russell 1000 Value	1,790,567,981	1,148,969,129
Russell 2000	922,961,106	512,969,297
Russell 2000 Growth	941,501,293	833,625,533
Russell 2000 Value	1,187,763,232	979,172,738

In-kind transactions (see Note 4) for the six months ended September 30, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$605,441,305	$321,204,233
Russell 1000 Growth	3,802,652,503	235,102,084
Russell 1000 Value	2,685,550,459	3,378,597,609
Russell 2000	115,355,290,542	110,925,222,413
Russell 2000 Growth	3,874,309,373	4,004,735,558
Russell 2000 Value	2,852,800,187	3,171,509,310

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended September 30, 2007, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of September 30, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	51

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 2000 Index Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 1000 Index, iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds; therefore, comparative performance information was not generally available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AUDITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	55

Notes:

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSITM Natural Resources (IGE)

iShares S&P GSTITM Networking (IGN)

iShares S&P GSTITM Semiconductor (IGW)

iShares S&P GSTITM Software (IGV)

iShares S&P GSTITM Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration &

  Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

  Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

  Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

  Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

  Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select

  Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., MSCI Inc., Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5508-iS-1007

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

The Funds' complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-010-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.15%
Interpublic Group of Companies Inc. (The)(a)	622,044	$6,456,817
Omnicom Group Inc.	435,587	20,947,379

		27,404,196
AEROSPACE & DEFENSE – 2.39%
Boeing Co. (The)	1,041,193	109,314,853
General Dynamics Corp.	537,660	45,416,140
Goodrich Corp.	165,790	11,311,852
L-3 Communications Holdings Inc.	166,509	17,007,229
Lockheed Martin Corp.	461,105	50,025,281
Northrop Grumman Corp.	456,568	35,612,304
Raytheon Co.	580,658	37,057,594
Rockwell Collins Inc.	221,012	16,142,716
United Technologies Corp.	1,317,358	106,020,972

		427,908,941
AGRICULTURE – 1.73%
Altria Group Inc.	2,797,258	194,493,349
Archer-Daniels-Midland Co.	854,231	28,257,961
Monsanto Co.	723,504	62,033,233
Reynolds American Inc.	226,724	14,417,379
UST Inc.	211,548	10,492,781

		309,694,703
AIRLINES – 0.08%
Southwest Airlines Co.	990,830	14,664,284

		14,664,284
APPAREL – 0.43%
Coach Inc.(a)	492,917	23,300,187
Jones Apparel Group Inc.	122,521	2,588,869
Liz Claiborne Inc.	134,904	4,631,254
Nike Inc. Class B	511,365	29,996,671
Polo Ralph Lauren Corp.	79,148	6,153,757
VF Corp.	117,613	9,497,250

		76,167,988
AUTO MANUFACTURERS – 0.44%
Ford Motor Co.(a)(b)	2,772,764	23,540,766
General Motors Corp.	748,177	27,458,096
PACCAR Inc.	328,865	28,035,741

		79,034,603
AUTO PARTS & EQUIPMENT – 0.22%
Goodyear Tire & Rubber Co. (The)(a)	277,189	8,429,317
Johnson Controls Inc.	262,033	30,948,718

		39,378,035

BANKS – 5.88%
Bank of America Corp.	5,896,458	296,414,944
Bank of New York Mellon Corp. (The)	1,509,896	66,646,809
BB&T Corp.	730,207	29,493,061
Comerica Inc.	202,675	10,393,174
Commerce Bancorp Inc.	253,425	9,827,821
Discover Financial Services LLC(a)	632,661	13,159,349
Fifth Third Bancorp	710,910	24,085,631
First Horizon National Corp.(b)	166,769	4,446,062
Huntington Bancshares Inc.	484,103	8,220,069
KeyCorp	516,385	16,694,727
M&T Bank Corp.	99,338	10,276,516
Marshall & Ilsley Corp.	352,123	15,412,424
National City Corp.	840,235	21,081,496
Northern Trust Corp.	252,975	16,764,653
PNC Financial Services Group Inc. (The)	454,014	30,918,353
Regions Financial Corp.	933,084	27,507,316
State Street Corp.	517,137	35,248,058
SunTrust Banks Inc.	463,432	35,067,899
Synovus Financial Corp.	433,297	12,153,981
U.S. Bancorp	2,293,325	74,601,862
Wachovia Corp.	2,528,376	126,798,056
Wells Fargo & Co.	4,440,927	158,185,820
Zions Bancorporation	142,473	9,783,621

		1,053,181,702
BEVERAGES – 2.23%
Anheuser-Busch Companies Inc.	993,811	49,680,612
Brown-Forman Corp. Class B	113,578	8,508,128
Coca-Cola Co. (The)	2,643,617	151,928,669
Coca-Cola Enterprises Inc.	374,868	9,079,303
Constellation Brands Inc. Class A(a)	255,046	6,174,664
Molson Coors Brewing Co. Class B	89,557	8,926,146
Pepsi Bottling Group Inc.	183,596	6,824,263
PepsiCo Inc.	2,146,853	157,278,451

		398,400,236
BIOTECHNOLOGY – 0.95%
Amgen Inc.(a)	1,442,743	81,615,972
Biogen Idec Inc.(a)	380,463	25,236,111
Celgene Corp.(a)	506,717	36,133,989
Genzyme Corp.(a)	348,139	21,570,692
Millipore Corp.(a)	71,274	5,402,569

		169,959,333
BUILDING MATERIALS – 0.11%
American Standard Companies Inc.	238,347	8,489,920
Masco Corp.(b)	486,445	11,270,931

		19,760,851
CHEMICALS – 1.42%
Air Products and Chemicals Inc.	286,687	28,026,521
Ashland Inc.	74,168	4,465,655
Dow Chemical Co. (The)	1,261,456	54,318,295
Du Pont (E.I.) de Nemours and Co.	1,222,342	60,579,270
Eastman Chemical Co.	111,670	7,451,739
Ecolab Inc.	230,690	10,888,568
Hercules Inc.	152,404	3,203,532
International Flavors & Fragrances Inc.	116,827	6,175,475
PPG Industries Inc.	217,523	16,433,863
Praxair Inc.	423,384	35,462,644

Rohm & Haas Co.	181,914	10,127,152
Sherwin-Williams Co. (The)	143,751	9,445,878

Sigma-Aldrich Corp.	173,882	8,475,009

		255,053,601
COAL – 0.16%
CONSOL Energy Inc.	240,805	11,221,513
Peabody Energy Corp.	350,104	16,759,478

		27,980,991
COMMERCIAL SERVICES – 0.63%
Apollo Group Inc. Class A(a)	187,110	11,254,666
Block (H & R) Inc.	426,258	9,028,144
Convergys Corp.(a)	178,138	3,092,476
Donnelley (R.R.) & Sons Co.	291,739	10,665,978
Equifax Inc.	188,745	7,194,959
McKesson Corp.	391,261	23,002,234
Monster Worldwide Inc.(a)	173,551	5,911,147
Moody’s Corp.	292,180	14,725,872
Robert Half International Inc.	216,709	6,470,931
Western Union Co.	1,023,644	21,465,815

		112,812,222
COMPUTERS – 4.62%
Affiliated Computer Services Inc. Class A(a)	130,723	6,567,524
Apple Inc.(a)	1,155,499	177,415,316
Cognizant Technology Solutions Corp.(a)	191,069	15,241,574
Computer Sciences Corp.(a)	229,483	12,828,100
Dell Inc.(a)	3,016,050	83,242,980
Electronic Data Systems Corp.	673,671	14,712,975
EMC Corp.(a)	2,781,181	57,848,565
Hewlett-Packard Co.	3,425,480	170,554,649
International Business Machines Corp.	1,807,646	212,940,699
Lexmark International Inc. Class A(a)	124,922	5,188,011
NCR Corp.(a)	237,457	11,825,359
Network Appliance Inc.(a)	468,904	12,618,207
SanDisk Corp.(a)	302,044	16,642,624
Sun Microsystems Inc.(a)	4,695,106	26,339,545
Unisys Corp.(a)	461,174	3,052,972

		827,019,100
COSMETICS & PERSONAL CARE – 2.06%
Avon Products Inc.	573,979	21,541,432
Colgate-Palmolive Co.	677,106	48,291,200
Estee Lauder Companies Inc. (The) Class A	151,509	6,433,072
Procter & Gamble Co. (The)	4,146,901	291,693,016

		367,958,720
DISTRIBUTION & WHOLESALE – 0.11%
Genuine Parts Co.	225,718	11,285,900
Grainger (W.W.) Inc.	93,970	8,569,124

		19,855,024
DIVERSIFIED FINANCIAL SERVICES – 7.58%
American Express Co.	1,571,421	93,295,265
Ameriprise Financial Inc.	310,916	19,621,909
Bear Stearns Companies Inc. (The)	154,022	18,915,442
Capital One Financial Corp.	553,170	36,747,083
CIT Group Inc.	252,665	10,157,133
Citigroup Inc.	6,610,315	308,503,401
CME Group Inc.	70,530	41,425,795
Countrywide Financial Corp.	763,612	14,516,264
E*TRADE Financial Corp.(a)	561,472	7,332,824
Federal Home Loan Mortgage Corp.	863,422	50,950,532
Federal National Mortgage Association	1,292,366	78,588,776

Federated Investors Inc. Class B	115,135	4,570,859
Franklin Resources Inc.	215,457	27,470,767
Goldman Sachs Group Inc. (The)	538,941	116,810,072
IntercontinentalExchange Inc.(a)	92,049	13,982,243
Janus Capital Group Inc.	208,488	5,896,041
JPMorgan Chase & Co.	4,496,358	206,023,124
Legg Mason Inc.	175,098	14,759,010
Lehman Brothers Holdings Inc.	705,308	43,538,663
Merrill Lynch & Co. Inc.	1,144,412	81,573,687
Morgan Stanley	1,397,679	88,053,777
Rowe (T.) Price Group Inc.	351,882	19,596,309
Schwab (Charles) Corp. (The)	1,252,528	27,054,605
SLM Corp.	545,446	27,092,303

		1,356,475,884
ELECTRIC – 3.19%
AES Corp. (The)(a)	882,230	17,679,889
Allegheny Energy Inc.(a)	219,546	11,473,474
Ameren Corp.	273,373	14,352,082
American Electric Power Co. Inc.	528,090	24,334,387
CenterPoint Energy Inc.	424,385	6,802,892
CMS Energy Corp.	298,066	5,013,470
Consolidated Edison Inc.	358,365	16,592,299
Constellation Energy Group Inc.	239,232	20,523,713
Dominion Resources Inc.	386,365	32,570,569
DTE Energy Co.	226,070	10,950,831
Duke Energy Corp.	1,666,929	31,154,903
Dynegy Inc. Class A(a)	648,280	5,990,107
Edison International	431,620	23,933,329
Entergy Corp.	259,742	28,127,461
Exelon Corp.	894,725	67,426,476
FirstEnergy Corp.	403,154	25,535,774
FPL Group Inc.	538,742	32,798,613
Integrys Energy Group Inc.	99,698	5,107,529
PG&E Corp.	467,513	22,347,121
Pinnacle West Capital Corp.	132,253	5,225,316
PPL Corp.	508,426	23,540,124
Progress Energy Inc.	341,929	16,019,374
Public Service Enterprise Group Inc.	336,330	29,593,677
Southern Co. (The)	1,001,652	36,339,935
TECO Energy Inc.	278,620	4,577,727
TXU Corp.	610,971	41,833,184
Xcel Energy Inc.	553,265	11,917,328

		571,761,584
ELECTRICAL COMPONENTS & EQUIPMENT – 0.34%
Emerson Electric Co.	1,052,462	56,012,028
Molex Inc.	187,298	5,043,935

		61,055,963
ELECTRONICS – 0.62%
Agilent Technologies Inc.(a)	512,759	18,910,552
Applied Biosystems Group	243,443	8,432,866
Jabil Circuit Inc.	271,997	6,212,411
PerkinElmer Inc.	158,262	4,622,833
Solectron Corp.(a)	1,189,872	4,640,501
Tektronix Inc.	99,702	2,765,733

Thermo Fisher Scientific Inc.(a)	564,489	32,582,305
Tyco Electronics Ltd.(a)	656,957	23,275,987
Waters Corp.(a)	132,113	8,841,002

		110,284,190

ENGINEERING & CONSTRUCTION – 0.09%
Fluor Corp.	116,684	16,800,162

		16,800,162
ENTERTAINMENT – 0.11%
International Game Technology Inc.	443,649	19,121,272

		19,121,272
ENVIRONMENTAL CONTROL – 0.17%
Allied Waste Industries Inc.(a)	376,085	4,795,084
Waste Management Inc.	686,778	25,919,002

		30,714,086
FOOD – 1.79%
Campbell Soup Co.	295,791	10,944,267
ConAgra Foods Inc.	649,580	16,973,525
Dean Foods Co.	170,716	4,366,915
General Mills Inc.	438,207	25,420,388
Heinz (H.J.) Co.	423,376	19,559,971
Hershey Co. (The)	223,921	10,392,174
Kellogg Co.	350,850	19,647,600
Kraft Foods Inc.	2,094,410	72,278,089
Kroger Co. (The)	936,175	26,699,711
McCormick & Co. Inc. NVS	171,595	6,172,272
Safeway Inc.	582,515	19,287,072
Sara Lee Corp.	960,769	16,035,235
SUPERVALU Inc.	276,975	10,804,795
Sysco Corp.	809,614	28,814,162
Tyson Foods Inc. Class A	360,264	6,430,712
Whole Foods Market Inc.	183,927	9,005,066
Wrigley (William Jr.) Co.	287,015	18,434,974

		321,266,928
FOREST PRODUCTS & PAPER – 0.37%
International Paper Co.	569,987	20,445,434
MeadWestvaco Corp.	242,620	7,164,569
Plum Creek Timber Co. Inc.	231,222	10,349,497
Temple-Inland Inc.	140,312	7,384,621
Weyerhaeuser Co.	285,674	20,654,230

		65,998,351
GAS – 0.17%
Nicor Inc.	59,248	2,541,739
NiSource Inc.	362,857	6,945,083
Sempra Energy	348,689	20,265,805

		29,752,627
HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp. (The)	86,875	7,236,688
Snap-On Inc.	76,222	3,776,038
Stanley Works (The)	108,468	6,088,309

		17,101,035
HEALTH CARE - PRODUCTS – 3.14%
Bard (C.R.) Inc.	136,822	12,066,332
Bausch & Lomb Inc.	72,044	4,610,816
Baxter International Inc.	856,204	48,187,161
Becton, Dickinson and Co.	323,032	26,504,776
Boston Scientific Corp.(a)	1,762,150	24,581,993
Covidien Ltd.(a)	657,510	27,286,665
Johnson & Johnson	3,846,203	252,695,537
Medtronic Inc.	1,506,611	84,987,927
Patterson Companies Inc.(a)	184,638	7,128,873
St. Jude Medical Inc.(a)	450,810	19,867,197

Stryker Corp.	314,794	21,645,235
Varian Medical Systems Inc.(a)	167,101	6,999,861
Zimmer Holdings Inc.(a)	313,062	25,354,891

		561,917,264
HEALTH CARE - SERVICES – 1.38%
Aetna Inc.	678,981	36,848,299
Coventry Health Care Inc.(a)	207,169	12,887,984
Humana Inc.(a)	222,443	15,544,317
Laboratory Corp. of America Holdings(a)(b)	155,893	12,195,509
Manor Care Inc.	97,089	6,252,532
Quest Diagnostics Inc.	207,122	11,965,438
Tenet Healthcare Corp.(a)	619,943	2,083,008
UnitedHealth Group Inc.	1,760,029	85,238,204
WellPoint Inc.(a)	802,038	63,296,839

		246,312,130
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Leucadia National Corp.	217,957	10,509,887

		10,509,887
HOME BUILDERS – 0.11%
Centex Corp.	157,293	4,179,275
Horton (D.R.) Inc.	362,967	4,649,607
KB Home	100,951	2,529,832
Lennar Corp. Class A	183,384	4,153,648
Pulte Homes Inc.	279,883	3,809,208

		19,321,570
HOME FURNISHINGS – 0.09%
Harman International Industries Inc.	86,044	7,444,527
Whirlpool Corp.	103,277	9,201,981

		16,646,508
HOUSEHOLD PRODUCTS & WARES – 0.42%
Avery Dennison Corp.	139,762	7,969,229
Clorox Co. (The)	183,128	11,168,977
Fortune Brands Inc.	202,260	16,482,167
Kimberly-Clark Corp.	564,817	39,684,042

		75,304,415
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	365,973	10,547,342

		10,547,342
INSURANCE – 4.64%
ACE Ltd.	434,784	26,334,867
Aflac Inc.	647,158	36,913,891
Allstate Corp. (The)	776,805	44,425,478
Ambac Financial Group Inc.	134,855	8,483,728
American International Group Inc.	3,407,493	230,516,901
Aon Corp.	388,629	17,414,465
Assurant Inc.	127,548	6,823,818
Chubb Corp.	519,916	27,888,294
CIGNA Corp.	375,249	19,997,019
Cincinnati Financial Corp.	227,454	9,851,033
Genworth Financial Inc. Class A	585,379	17,988,697
Hartford Financial Services Group Inc. (The)	420,757	38,941,060
Lincoln National Corp.	358,462	23,647,738
Loews Corp.	589,779	28,515,815
Marsh & McLennan Companies Inc.	718,898	18,331,899
MBIA Inc.	167,581	10,230,820
MetLife Inc.	985,851	68,743,390

MGIC Investment Corp.(b)	107,869	3,485,247
Principal Financial Group Inc.	352,404	22,233,168
Progressive Corp. (The)	960,505	18,643,402
Prudential Financial Inc.	609,619	59,486,622
Safeco Corp.	137,756	8,433,422
Torchmark Corp.	126,007	7,852,756
Travelers Companies Inc. (The)	871,790	43,885,909
Unum Group	477,801	11,691,790
XL Capital Ltd. Class A	241,085	19,093,932

		829,855,161
INTERNET – 2.05%
Akamai Technologies Inc.(a)(b)	218,721	6,283,854
Amazon.com Inc.(a)	404,698	37,697,619
eBay Inc.(a)	1,513,453	59,054,936
Google Inc. Class A(a)	306,907	174,099,134
IAC/InterActiveCorp(a)	252,669	7,496,689
Symantec Corp.(a)	1,191,995	23,100,863
VeriSign Inc.(a)	323,013	10,898,459
Yahoo! Inc.(a)	1,785,642	47,926,631

		366,558,185
INVESTMENT COMPANIES – 0.06%
American Capital Strategies Ltd.(b)	247,248	10,564,907

		10,564,907
IRON & STEEL – 0.30%
Allegheny Technologies Inc.	134,953	14,838,082
Nucor Corp.	382,020	22,718,729
United States Steel Corp.	156,433	16,572,512

		54,129,323
LEISURE TIME – 0.26%
Brunswick Corp.	116,619	2,665,910
Carnival Corp.	579,184	28,049,881
Harley-Davidson Inc.	333,094	15,392,274

		46,108,065
LODGING – 0.49%
Harrah’s Entertainment Inc.	247,201	21,489,183
Hilton Hotels Corp.	515,564	23,968,570
Marriott International Inc. Class A	423,894	18,426,672
Starwood Hotels & Resorts Worldwide Inc.	278,270	16,904,903
Wyndham Worldwide Corp.	236,237	7,739,124

		88,528,452
MACHINERY – 0.86%
Caterpillar Inc.	847,828	66,495,150
Cummins Inc.	138,032	17,652,912
Deere & Co.	294,636	43,729,875
Rockwell Automation Inc.	202,227	14,056,799
Terex Corp.(a)	135,017	12,019,213

		153,953,949
MANUFACTURING – 5.26%
Cooper Industries Ltd.	242,508	12,389,734
Danaher Corp.	325,886	26,954,031
Dover Corp.	270,866	13,800,623
Eastman Kodak Co.	380,070	10,170,673
Eaton Corp.	193,612	19,175,332
General Electric Co.	13,616,079	563,705,671
Honeywell International Inc.	993,995	59,112,883
Illinois Tool Works Inc.	555,154	33,109,385

Ingersoll-Rand Co. Ltd. Class A	380,304	20,715,159
ITT Industries Inc.	239,999	16,303,132
Leggett & Platt Inc.	230,363	4,413,755
Pall Corp.	162,722	6,329,886
Parker Hannifin Corp.	153,416	17,156,511
Textron Inc.	331,285	20,609,240
3M Co.	950,922	88,987,281
Tyco International Ltd.	657,456	29,151,599

		942,084,895
MEDIA – 2.88%
CBS Corp. Class B	909,121	28,637,312
Clear Channel Communications Inc.	652,966	24,447,047
Comcast Corp. Class A(a)	4,105,876	99,280,082
DIRECTV Group Inc. (The)(a)	1,008,015	24,474,604
Dow Jones & Co. Inc.	86,438	5,160,349
Gannett Co. Inc.	308,736	13,491,763
McGraw-Hill Companies Inc. (The)	449,684	22,893,412
Meredith Corp.	50,411	2,888,550
New York Times Co. (The) Class A(b)	189,688	3,748,235
News Corp. Class A	3,074,991	67,619,052
Scripps (E.W.) Co. Class A	117,066	4,916,772
Time Warner Inc.	4,954,229	90,959,644
Tribune Co.	101,039	2,760,385
Viacom Inc. Class B(a)	911,922	35,537,600
Walt Disney Co. (The)	2,578,420	88,671,864

		515,486,671
METAL FABRICATE & HARDWARE – 0.15%
Precision Castparts Corp.	182,226	26,965,803

		26,965,803
MINING – 0.76%
Alcoa Inc.	1,171,489	45,828,650
Freeport-McMoRan Copper & Gold Inc.	506,268	53,102,451
Newmont Mining Corp.	597,290	26,716,782
Vulcan Materials Co.	126,022	11,234,861

		136,882,744
OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	290,538	13,196,236
Xerox Corp.(a)	1,240,274	21,506,351

		34,702,587
OIL & GAS – 9.24%
Anadarko Petroleum Corp.	614,083	33,006,961
Apache Corp.	439,753	39,604,155
Chesapeake Energy Corp.	542,536	19,129,819
Chevron Corp.	2,832,614	265,076,018
ConocoPhillips	2,162,094	189,766,990
Devon Energy Corp.	591,318	49,197,658
ENSCO International Inc.	196,075	10,999,808
EOG Resources Inc.	323,410	23,392,245
Exxon Mobil Corp.	7,370,464	682,210,148
Hess Corp.	365,480	24,315,384
Marathon Oil Corp.	904,566	51,578,353
Murphy Oil Corp.	249,092	17,409,040
Nabors Industries Ltd.(a)(b)	373,131	11,481,241
Noble Corp.	354,585	17,392,394
Occidental Petroleum Corp.	1,103,953	70,741,308
Rowan Companies Inc.	146,311	5,352,056
Sunoco Inc.	159,500	11,289,410
Tesoro Corp.	181,523	8,353,688

Transocean Inc.(a)	383,350	43,337,718
Valero Energy Corp.	734,373	49,335,178
XTO Energy Inc.	510,531	31,571,237

		1,654,540,809
OIL & GAS SERVICES – 1.92%
Baker Hughes Inc.	423,891	38,307,030
BJ Services Co.	386,298	10,256,212
Halliburton Co.	1,182,093	45,392,371
National Oilwell Varco Inc.(a)	235,753	34,066,309
Schlumberger Ltd.	1,583,897	166,309,185
Smith International Inc.	265,338	18,945,133
Weatherford International Ltd.(a)	446,713	30,010,179

		343,286,419
PACKAGING & CONTAINERS – 0.12%
Ball Corp.	135,310	7,272,913
Bemis Co. Inc.	137,701	4,008,476
Pactiv Corp.(a)	172,352	4,939,608
Sealed Air Corp.	213,939	5,468,281

		21,689,278
PHARMACEUTICALS – 5.57%
Abbott Laboratories	2,053,005	110,082,128
Allergan Inc.	407,134	26,247,929
AmerisourceBergen Corp.	238,631	10,817,143
Barr Pharmaceuticals Inc.(a)	141,847	8,072,513
Bristol-Myers Squibb Co.	2,625,535	75,667,919
Cardinal Health Inc.	482,437	30,166,786
Express Scripts Inc.(a)	340,984	19,033,727
Forest Laboratories Inc.(a)	419,210	15,632,341
Gilead Sciences Inc.(a)	1,230,234	50,279,664
Hospira Inc.(a)	206,215	8,547,612
King Pharmaceuticals Inc.(a)	323,851	3,795,534
Lilly (Eli) and Co.	1,309,920	74,573,746
Medco Health Solutions Inc.(a)	359,453	32,490,957
Merck & Co. Inc.	2,892,280	149,501,953
Mylan Laboratories Inc.	330,053	5,267,646
Pfizer Inc.	9,204,533	224,866,741
Schering-Plough Corp.	2,149,145	67,977,456
Watson Pharmaceuticals Inc.(a)	134,976	4,373,222
Wyeth	1,785,160	79,528,878

		996,923,895
PIPELINES – 0.42%
El Paso Corp.	927,780	15,744,427
Questar Corp.	228,464	12,001,214
Spectra Energy Corp.	835,178	20,445,157
Williams Companies Inc. (The)	793,189	27,016,017

		75,206,815
REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	258,546	7,197,921

		7,197,921
REAL ESTATE INVESTMENT TRUSTS – 1.17%
Apartment Investment and Management Co. Class A	127,694	5,762,830
Archstone-Smith Trust	295,379	17,764,093
AvalonBay Communities Inc.	105,503	12,455,684
Boston Properties Inc.	157,675	16,382,433
Developers Diversified Realty Corp.	165,003	9,218,718
Equity Residential	367,489	15,566,834

General Growth Properties Inc.	324,413	17,395,025
Host Hotels & Resorts Inc.	691,754	15,522,960
Kimco Realty Corp.	333,047	15,057,055
ProLogis	339,872	22,550,507
Public Storage	164,055	12,902,926
Simon Property Group Inc.	295,833	29,583,300
Vornado Realty Trust	176,871	19,340,844

		209,503,209
RETAIL – 5.03%
Abercrombie & Fitch Co. Class A	114,737	9,259,276
AutoNation Inc.(a)	199,988	3,543,787
AutoZone Inc.(a)	60,509	7,027,515
Bed Bath & Beyond Inc.(a)	359,599	12,269,518
Best Buy Co. Inc.	528,268	24,310,893
Big Lots Inc.(a)(b)	134,120	4,002,141
Circuit City Stores Inc.	212,877	1,683,857
Costco Wholesale Corp.	581,427	35,682,175
CVS Caremark Corp.	1,967,166	77,958,789
Darden Restaurants Inc.	187,574	7,851,848
Dillard’s Inc. Class A	80,475	1,756,769
Family Dollar Stores Inc.	192,185	5,104,434
Gap Inc. (The)	655,803	12,093,007
Home Depot Inc.	2,241,536	72,715,428
Kohl’s Corp.(a)	421,741	24,178,412
Limited Brands Inc.	422,199	9,664,135
Lowe’s Companies Inc.	1,963,881	55,027,946
Macy’s Inc.	575,077	18,586,489
McDonald’s Corp.	1,582,442	86,195,616
Nordstrom Inc.	262,205	12,294,792
Office Depot Inc.(a)	360,711	7,437,861
OfficeMax Inc.	99,274	3,402,120
Penney (J.C.) Co. Inc.	294,017	18,631,857
RadioShack Corp.	178,947	3,697,045
Sears Holdings Corp.(a)(b)	100,344	12,763,757
Staples Inc.	947,231	20,355,994
Starbucks Corp.(a)	985,251	25,813,576
Target Corp.	1,124,575	71,489,233
Tiffany & Co.	181,237	9,487,757
TJX Companies Inc. (The)	589,743	17,143,829
Walgreen Co.	1,319,770	62,345,935
Wal-Mart Stores Inc.	3,189,093	139,203,909
Wendy’s International Inc.	115,306	4,025,332
Yum! Brands Inc.	689,991	23,342,396

		900,347,428
SAVINGS & LOANS – 0.33%
Hudson City Bancorp Inc.	700,256	10,769,937
Sovereign Bancorp Inc.	476,704	8,123,036
Washington Mutual Inc.	1,160,347	40,971,853

		59,864,826
SEMICONDUCTORS – 2.75%
Advanced Micro Devices Inc.(a)(b)	729,966	9,635,551
Altera Corp.	469,421	11,303,658
Analog Devices Inc.	412,600	14,919,616
Applied Materials Inc.	1,829,999	37,880,979
Broadcom Corp. Class A(a)	620,669	22,617,178
Intel Corp.	7,759,892	200,670,807
KLA-Tencor Corp.	254,763	14,210,680
Linear Technology Corp.	293,379	10,265,331
LSI Corp.(a)	944,149	7,005,586
MEMC Electronic Materials Inc.(a)	297,231	17,495,017

Microchip Technology Inc.	288,019	10,460,850
Micron Technology Inc.(a)(b)	1,001,948	11,121,623
National Semiconductor Corp.	318,818	8,646,344
Novellus Systems Inc.(a)(b)	163,241	4,449,950
NVIDIA Corp.(a)	725,064	26,276,319
QLogic Corp.(a)	192,510	2,589,260
Teradyne Inc.(a)	249,430	3,442,134
Texas Instruments Inc.	1,898,024	69,448,698
Xilinx Inc.	391,924	10,244,893

		492,684,474
SOFTWARE – 3.53%
Adobe Systems Inc.(a)	778,259	33,978,788
Autodesk Inc.(a)	305,646	15,273,131
Automatic Data Processing Inc.	705,007	32,380,972
BMC Software Inc.(a)	266,304	8,316,674
CA Inc.	515,130	13,249,144
Citrix Systems Inc.(a)	237,997	9,596,039
Compuware Corp.(a)	397,714	3,189,666
Electronic Arts Inc.(a)	411,433	23,036,134
Fidelity National Information Services Inc.	223,534	9,918,204
Fiserv Inc.(a)	221,064	11,243,315
IMS Health Inc.	257,919	7,902,638
Intuit Inc.(a)	449,204	13,610,881
Microsoft Corp.	10,714,233	315,641,304
Novell Inc.(a)	463,650	3,542,286
Oracle Corp.(a)	5,230,620	113,242,923
Paychex Inc.	450,079	18,453,239

		632,575,338
TELECOMMUNICATIONS – 6.65%
Alltel Corp.	463,679	32,309,153
AT&T Inc.	8,104,569	342,904,314
Avaya Inc.(a)	601,136	10,195,267
CenturyTel Inc.	146,623	6,776,915
Ciena Corp.(a)(b)	112,763	4,294,015
Cisco Systems Inc.(a)	8,093,548	267,977,374
Citizens Communications Co.	449,632	6,438,730
Corning Inc.	2,085,518	51,408,019
Embarq Corp.	201,011	11,176,212
JDS Uniphase Corp.(a)	278,155	4,161,199
Juniper Networks Inc.(a)	680,893	24,927,493
Motorola Inc.	3,069,721	56,881,930
QUALCOMM Inc.	2,223,253	93,954,672
Qwest Communications International Inc.(a)(b)	2,112,686	19,352,204
Sprint Nextel Corp.	3,781,169	71,842,211
Tellabs Inc.(a)	578,342	5,505,816
Verizon Communications Inc.	3,856,613	170,770,824
Windstream Corp.	631,030	8,910,144

		1,189,786,492
TEXTILES – 0.04%
Cintas Corp.	178,139	6,608,957

		6,608,957

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	210,706	5,874,483
Mattel Inc.	521,356	12,231,012

		18,105,495

TRANSPORTATION – 1.61%
Burlington Northern Santa Fe Corp.	398,796	32,370,271
C.H. Robinson Worldwide Inc.	227,859	12,370,465

CSX Corp.	580,100	24,787,673
FedEx Corp.	409,129	42,856,263
Norfolk Southern Corp.	520,781	27,033,742
Ryder System Inc.	78,802	3,861,298
Union Pacific Corp.	353,730	39,992,714
United Parcel Service Inc. Class B	1,394,680	104,740,468

		288,012,894

TOTAL COMMON STOCKS
(Cost: $16,257,764,899)		17,869,280,720
SHORT-TERM INVESTMENTS – 1.16%

MONEY MARKET FUNDS – 1.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	92,002,847	92,002,847
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	114,593,497	114,593,497

		206,596,344

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,596,344)		206,596,344

TOTAL INVESTMENTS IN SECURITIES – 100.98%
(Cost: $16,464,361,243)		18,075,877,064
Other Assets, Less Liabilities – (0.98)%		(174,766,148)

NET ASSETS – 100.00%		$17,901,110,916

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.26%
Interpublic Group of Companies Inc. (The)(a)	112,858	$1,171,466
Omnicom Group Inc.	283,022	13,610,528

		14,781,994
AEROSPACE & DEFENSE – 2.99%
Boeing Co. (The)	350,479	36,796,790
General Dynamics Corp.	348,457	29,434,163
L-3 Communications Holdings Inc.	107,841	11,014,880
Lockheed Martin Corp.	138,165	14,989,521
Rockwell Collins Inc.	143,407	10,474,447
United Technologies Corp.	853,027	68,651,613

		171,361,414
AGRICULTURE – 1.67%
Altria Group Inc.	905,183	62,937,374
Archer-Daniels-Midland Co.	345,311	11,422,888
Monsanto Co.	196,354	16,835,392
UST Inc.	90,439	4,485,774

		95,681,428
AIRLINES – 0.06%
Southwest Airlines Co.	233,957	3,462,564

		3,462,564
APPAREL – 0.77%
Coach Inc.(a)	319,711	15,112,739
Liz Claiborne Inc.	88,645	3,043,183
Nike Inc. Class B	331,612	19,452,360
Polo Ralph Lauren Corp.	51,939	4,038,257
VF Corp.	31,135	2,514,151

		44,160,690
BANKS – 0.63%
Commerce Bancorp Inc.	163,841	6,353,754
Discover Financial Services LLC(a)	289,567	6,022,994
M&T Bank Corp.	29,804	3,083,224
Northern Trust Corp.	66,746	4,423,257
State Street Corp.	178,640	12,176,102
Synovus Financial Corp.	140,162	3,931,544

		35,990,875
BEVERAGES – 3.59%
Anheuser-Busch Companies Inc.	647,741	32,380,573
Brown-Forman Corp. Class B	73,563	5,510,604
Coca-Cola Co. (The)	1,031,287	59,268,064
Constellation Brands Inc. Class A(a)	97,848	2,368,900
Pepsi Bottling Group Inc.	118,866	4,418,249
PepsiCo Inc.	1,394,775	102,181,216

		206,127,606

BIOTECHNOLOGY – 1.79%
Amgen Inc.(a)	934,202	52,847,807
Biogen Idec Inc.(a)	130,381	8,648,172
Celgene Corp.(a)	328,464	23,422,768
Genzyme Corp.(a)	225,922	13,998,127
Millipore Corp.(a)	46,323	3,511,283

		102,428,157
BUILDING MATERIALS – 0.10%
American Standard Companies Inc.	154,359	5,498,268

		5,498,268
CHEMICALS – 0.78%
Ecolab Inc.	150,272	7,092,838
Hercules Inc.	49,434	1,039,103
International Flavors & Fragrances Inc.	75,610	3,996,745
Praxair Inc.	274,462	22,988,937
Sherwin-Williams Co. (The)	63,721	4,187,107
Sigma-Aldrich Corp.	112,517	5,484,079

		44,788,809
COAL – 0.12%
CONSOL Energy Inc.	68,790	3,205,614
Peabody Energy Corp.	72,726	3,481,394

		6,687,008
COMMERCIAL SERVICES – 0.64%
Apollo Group Inc. Class A(a)	121,229	7,291,924
Block (H & R) Inc.	276,910	5,864,954
Convergys Corp.(a)	72,616	1,260,614
Equifax Inc.	73,145	2,788,287
Monster Worldwide Inc.(a)	49,003	1,669,042
Moody’s Corp.	191,815	9,667,476
Robert Half International Inc.	63,696	1,901,963
Western Union Co.	310,261	6,506,173

		36,950,433
COMPUTERS – 5.40%
Affiliated Computer Services Inc. Class A(a)	85,050	4,272,912
Apple Inc.(a)	388,809	59,697,734
Cognizant Technology Solutions Corp.(a)	123,613	9,860,609
Dell Inc.(a)	1,952,966	53,901,862
EMC Corp.(a)	664,682	13,825,386
International Business Machines Corp.	1,171,084	137,953,695
Lexmark International Inc. Class A(a)	81,228	3,373,399
NCR Corp.(a)	78,506	3,909,599
Network Appliance Inc.(a)	308,156	8,292,478
SanDisk Corp.(a)	195,382	10,765,548
Sun Microsystems Inc.(a)	701,414	3,934,933

		309,788,155
COSMETICS & PERSONAL CARE – 4.16%
Avon Products Inc.	374,298	14,047,404
Colgate-Palmolive Co.	437,816	31,225,037
Estee Lauder Companies Inc. (The) Class A	99,562	4,227,403
Procter & Gamble Co. (The)	2,690,550	189,253,287

		238,753,131
DISTRIBUTION & WHOLESALE – 0.03%
Grainger (W.W.) Inc.	21,727	1,981,285

		1,981,285

DIVERSIFIED FINANCIAL SERVICES – 4.36%
American Express Co.	1,017,452	60,406,125
Ameriprise Financial Inc.	122,650	7,740,441
Capital One Financial Corp.	358,566	23,819,539
CME Group Inc.	45,909	26,964,651
Countrywide Financial Corp.	498,732	9,480,895
E*TRADE Financial Corp.(a)	187,135	2,443,983
Federal Home Loan Mortgage Corp.	337,252	19,901,241
Federated Investors Inc. Class B	75,844	3,011,007
Franklin Resources Inc.	77,283	9,853,582
Goldman Sachs Group Inc. (The)	143,370	31,074,014
IntercontinentalExchange Inc.(a)	38,260	5,811,694
Janus Capital Group Inc.	44,517	1,258,941
Legg Mason Inc.	76,979	6,488,560
Lehman Brothers Holdings Inc.	159,404	9,840,009
Rowe (T.) Price Group Inc.	120,627	6,717,718
Schwab (Charles) Corp. (The)	347,651	7,509,262
SLM Corp.	353,701	17,568,329

		249,889,991
ELECTRIC – 0.87%
AES Corp. (The)(a)	571,787	11,458,611
Allegheny Energy Inc.(a)	33,922	1,772,764
Constellation Energy Group Inc.	86,513	7,421,950
Edison International	145,275	8,055,499
Exelon Corp.	283,453	21,361,018

		50,069,842
ELECTRICAL COMPONENTS & EQUIPMENT – 0.24%
Emerson Electric Co.	231,507	12,320,803
Molex Inc.	45,162	1,216,213

		13,537,016
ELECTRONICS – 0.56%
Agilent Technologies Inc.(a)	80,781	2,979,203
Applied Biosystems Group	157,352	5,450,673
Jabil Circuit Inc.	176,093	4,021,964
Tektronix Inc.	23,305	646,481
Thermo Fisher Scientific Inc.(a)	167,745	9,682,241
Tyco Electronics Ltd.(a)	105,667	3,743,782
Waters Corp.(a)	86,588	5,794,469

		32,318,813
ENGINEERING & CONSTRUCTION – 0.06%
Fluor Corp.	24,906	3,585,966

		3,585,966
ENTERTAINMENT – 0.22%
International Game Technology Inc.	287,275	12,381,552

		12,381,552
FOOD – 1.28%
Campbell Soup Co.	191,633	7,090,421
Dean Foods Co.	63,219	1,617,142
General Mills Inc.	125,878	7,302,183
Hershey Co. (The)	146,470	6,797,673
Kellogg Co.	227,158	12,720,848
McCormick & Co. Inc. NVS	111,504	4,010,799
Sysco Corp.	527,431	18,771,269
Whole Foods Market Inc.	68,995	3,377,995
Wrigley (William Jr.) Co.	185,948	11,943,440

		73,631,770

HAND & MACHINE TOOLS – 0.08%
Black & Decker Corp. (The)	56,484	4,705,117

		4,705,117
HEALTH CARE - PRODUCTS – 6.18%
Bard (C.R.) Inc.	88,551	7,809,313
Baxter International Inc.	557,160	31,356,965
Becton, Dickinson and Co.	209,591	17,196,942
Boston Scientific Corp.(a)	1,143,544	15,952,439
Covidien Ltd.(a)	255,177	10,589,845
Johnson & Johnson	2,492,012	163,725,188
Medtronic Inc.	979,749	55,267,641
Patterson Companies Inc.(a)	119,295	4,605,980
St. Jude Medical Inc.(a)	291,902	12,864,121
Stryker Corp.	205,243	14,112,509
Varian Medical Systems Inc.(a)	108,801	4,557,674
Zimmer Holdings Inc.(a)	202,798	16,424,610

		354,463,227
HEALTH CARE - SERVICES – 1.90%
Coventry Health Care Inc.(a)	134,027	8,337,820
Humana Inc.(a)	143,967	10,060,414
Laboratory Corp. of America Holdings(a)	100,745	7,881,281
Manor Care Inc.	41,992	2,704,285
Quest Diagnostics Inc.	135,131	7,806,518
UnitedHealth Group Inc.	1,144,530	55,429,588
WellPoint Inc.(a)	208,862	16,483,389

		108,703,295
HOLDING COMPANIES - DIVERSIFIED – 0.12%
Leucadia National Corp.	140,692	6,784,168

		6,784,168
HOME BUILDERS – 0.15%
Centex Corp.	59,271	1,574,830
Horton (D.R.) Inc.	234,471	3,003,574
KB Home	36,022	902,711
Lennar Corp. Class A	69,117	1,565,500
Pulte Homes Inc.	108,808	1,480,877

		8,527,492
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	55,851	4,832,229

		4,832,229
HOUSEHOLD PRODUCTS & WARES – 0.52%
Avery Dennison Corp.	41,020	2,338,960
Clorox Co. (The)	118,451	7,224,326
Fortune Brands Inc.	75,727	6,170,993
Kimberly-Clark Corp.	204,399	14,361,074

		30,095,353
INSURANCE – 3.91%
Aflac Inc.	280,447	15,996,697
Ambac Financial Group Inc.	87,072	5,477,700
American International Group Inc.	2,212,394	149,668,454
CIGNA Corp.	134,799	7,183,439
MBIA Inc.	65,976	4,027,835
MetLife Inc.	273,953	19,102,743
MGIC Investment Corp.	43,310	1,399,346
Principal Financial Group Inc.	96,405	6,082,191

Progressive Corp. (The)	626,535	12,161,044
Torchmark Corp.	50,935	3,174,269

		224,273,718

INTERNET – 4.00%
Akamai Technologies Inc.(a)	141,213	4,057,049
Amazon.com Inc.(a)	264,175	24,607,901
eBay Inc.(a)	979,990	38,239,210
Google Inc. Class A(a)	198,796	112,771,007
Symantec Corp.(a)	771,711	14,955,759
VeriSign Inc.(a)	105,114	3,546,546
Yahoo! Inc.(a)	1,157,173	31,058,523

		229,235,995
INVESTMENT COMPANIES – 0.06%
American Capital Strategies Ltd.	82,543	3,527,062

		3,527,062
IRON & STEEL – 0.31%
Allegheny Technologies Inc.	27,037	2,972,718
Nucor Corp.	249,013	14,808,803

		17,781,521
LEISURE TIME – 0.38%
Carnival Corp.	237,871	11,520,093
Harley-Davidson Inc.	217,439	10,047,856

		21,567,949
LODGING – 0.52%
Harrah’s Entertainment Inc.	103,935	9,035,070
Hilton Hotels Corp.	196,948	9,156,113
Marriott International Inc. Class A	157,837	6,861,174
Starwood Hotels & Resorts Worldwide Inc.	81,957	4,978,888

		30,031,245
MACHINERY – 0.76%
Caterpillar Inc.	301,505	23,647,037
Deere & Co.	86,377	12,820,074
Rockwell Automation Inc.	50,418	3,504,555
Terex Corp.(a)	41,572	3,700,739

		43,672,405
MANUFACTURING – 4.03%
Cooper Industries Ltd.	62,832	3,210,087
Danaher Corp.	211,403	17,485,142
Dover Corp.	57,727	2,941,191
General Electric Co.	3,528,293	146,071,330
Illinois Tool Works Inc.	179,423	10,700,788
ITT Industries Inc.	155,641	10,572,693
Pall Corp.	52,372	2,037,271
3M Co.	406,885	38,076,298

		231,094,800
MEDIA – 1.73%
Clear Channel Communications Inc.	207,103	7,753,936
Comcast Corp. Class A(a)	852,425	20,611,636
DIRECTV Group Inc. (The)(a)	223,557	5,427,964
McGraw-Hill Companies Inc. (The)	293,146	14,924,063
Meredith Corp.	18,697	1,071,338
News Corp. Class A	677,730	14,903,283
Scripps (E.W.) Co. Class A	43,295	1,818,390
Viacom Inc. Class B(a)	218,510	8,515,335
Walt Disney Co. (The)	704,624	24,232,019

		99,257,964

METAL FABRICATE & HARDWARE – 0.17%
Precision Castparts Corp.	66,067	9,776,595

		9,776,595
MINING – 0.35%
Newmont Mining Corp.	387,226	17,320,619
Vulcan Materials Co.	31,941	2,847,540

		20,168,159
OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	187,973	8,537,734

		8,537,734
OIL & GAS – 13.25%
Anadarko Petroleum Corp.	398,105	21,398,144
Apache Corp.	285,028	25,669,622
Chesapeake Energy Corp.	351,283	12,386,239
Chevron Corp.	956,998	89,555,873
Devon Energy Corp.	382,894	31,856,781
ENSCO International Inc.	68,856	3,862,822
EOG Resources Inc.	209,795	15,174,472
Exxon Mobil Corp.	4,777,196	442,177,262
Murphy Oil Corp.	161,198	11,266,128
Nabors Industries Ltd.(a)	240,589	7,402,924
Noble Corp.	229,672	11,265,412
Occidental Petroleum Corp.	456,788	29,270,975
Sunoco Inc.	60,313	4,268,954
Tesoro Corp.	51,424	2,366,532
Transocean Inc.(a)	111,460	12,600,553
Valero Energy Corp.	280,258	18,827,732
XTO Energy Inc.	330,992	20,468,545

		759,818,970
OIL & GAS SERVICES – 2.32%
Baker Hughes Inc.	156,313	14,126,006
BJ Services Co.	251,533	6,678,201
Halliburton Co.	431,086	16,553,702
National Oilwell Varco Inc.(a)	152,834	22,084,513
Schlumberger Ltd.	471,348	49,491,540
Smith International Inc.	171,634	12,254,668
Weatherford International Ltd.(a)	176,199	11,837,049

		133,025,679
PACKAGING & CONTAINERS – 0.17%
Ball Corp.	87,362	4,695,707
Pactiv Corp.(a)	111,857	3,205,822
Sealed Air Corp.	69,083	1,765,761

		9,667,290
PHARMACEUTICALS – 5.64%
Abbott Laboratories	743,508	39,866,899
Allergan Inc.	263,612	16,995,066
Barr Pharmaceuticals Inc.(a)	93,038	5,294,793
Cardinal Health Inc.	312,683	19,552,068
Express Scripts Inc.(a)	220,571	12,312,273
Forest Laboratories Inc.(a)	272,340	10,155,559
Gilead Sciences Inc.(a)	799,338	32,668,944
Hospira Inc.(a)	133,641	5,539,419
King Pharmaceuticals Inc.(a)	140,447	1,646,039
Lilly (Eli) and Co.	406,536	23,144,094
Mylan Laboratories Inc.	212,937	3,398,475
Pfizer Inc.	3,350,670	81,856,868
Schering-Plough Corp.	569,346	18,008,414

Watson Pharmaceuticals Inc.(a)	46,698	1,513,015
Wyeth	1,155,939	51,497,082

		323,449,008
PIPELINES – 0.28%
Questar Corp.	147,871	7,767,664
Spectra Energy Corp.	113,468	2,777,697
Williams Companies Inc. (The)	164,162	5,591,358

		16,136,719
REAL ESTATE – 0.05%
CB Richard Ellis Group Inc. Class A(a)	97,843	2,723,949

		2,723,949
REAL ESTATE INVESTMENT TRUSTS – 0.32%
AvalonBay Communities Inc.	22,405	2,645,134
General Growth Properties Inc.	83,717	4,488,906
Kimco Realty Corp.	70,218	3,174,556
Public Storage	42,106	3,311,637
Vornado Realty Trust	44,294	4,843,549

		18,463,782
RETAIL – 7.69%
Abercrombie & Fitch Co. Class A	75,126	6,062,668
AutoZone Inc.(a)	39,730	4,614,242
Bed Bath & Beyond Inc.(a)	234,733	8,009,090
Best Buy Co. Inc.	344,266	15,843,121
Big Lots Inc.(a)(b)	38,587	1,151,436
CVS Caremark Corp.	729,542	28,911,749
Darden Restaurants Inc.	121,228	5,074,604
Family Dollar Stores Inc.	74,763	1,985,705
Gap Inc. (The)	210,732	3,885,898
Home Depot Inc.	1,451,454	47,085,168
Kohl’s Corp.(a)	274,824	15,755,660
Lowe’s Companies Inc.	1,277,571	35,797,539
McDonald’s Corp.	563,090	30,671,512
Nordstrom Inc.	106,393	4,988,768
Office Depot Inc.(a)	128,189	2,643,257
RadioShack Corp.	116,321	2,403,192
Staples Inc.	612,568	13,164,086
Starbucks Corp.(a)	639,012	16,742,114
Target Corp.	495,631	31,507,263
Tiffany & Co.	117,179	6,134,321
TJX Companies Inc. (The)	384,739	11,184,363
Walgreen Co.	856,660	40,468,618
Wal-Mart Stores Inc.	2,073,174	90,494,045
Wendy’s International Inc.	37,442	1,307,100
Yum! Brands Inc.	448,643	15,177,592

		441,063,111
SAVINGS & LOANS – 0.10%
Hudson City Bancorp Inc.	270,394	4,158,660
Sovereign Bancorp Inc.	108,043	1,841,053

		5,999,713
SEMICONDUCTORS – 2.69%
Altera Corp.	167,358	4,029,981
Analog Devices Inc.	113,524	4,105,028
Applied Materials Inc.	413,697	8,563,528
Broadcom Corp. Class A(a)	204,159	7,439,554
Intel Corp.	2,259,701	58,435,868
KLA-Tencor Corp.	165,098	9,209,166
Linear Technology Corp.	115,611	4,045,229

LSI Corp.(a)	213,926	1,587,331
MEMC Electronic Materials Inc.(a)	115,038	6,771,137
Microchip Technology Inc.	100,722	3,658,223
National Semiconductor Corp.	206,211	5,592,442
Novellus Systems Inc.(a)	46,644	1,271,515
NVIDIA Corp.(a)	470,498	17,050,848
QLogic Corp.(a)	125,476	1,687,652
Texas Instruments Inc.	491,042	17,967,227
Xilinx Inc.	117,521	3,071,999

		154,486,728
SOFTWARE – 5.34%
Adobe Systems Inc.(a)	504,878	22,042,973
Autodesk Inc.(a)	198,012	9,894,660
Automatic Data Processing Inc.	459,101	21,086,509
BMC Software Inc.(a)	68,077	2,126,045
CA Inc.	78,147	2,009,941
Citrix Systems Inc.(a)	154,683	6,236,819
Electronic Arts Inc.(a)	266,508	14,921,783
Fidelity National Information Services Inc.	144,772	6,423,534
Fiserv Inc.(a)	144,055	7,326,637
IMS Health Inc.	167,837	5,142,526
Intuit Inc.(a)	293,662	8,897,959
Microsoft Corp.	3,899,739	114,886,311
Oracle Corp.(a)	3,388,445	73,359,834
Paychex Inc.	291,481	11,950,721

		306,306,252
TELECOMMUNICATIONS – 4.41%
Avaya Inc.(a)	76,258	1,293,336
Ciena Corp.(a)	17,480	665,638
Cisco Systems Inc.(a)	5,244,065	173,630,992
Corning Inc.	377,420	9,303,403
JDS Uniphase Corp.(a)	45,860	686,066
Juniper Networks Inc.(a)	171,876	6,292,380
QUALCOMM Inc.	1,439,609	60,837,876

		252,709,691
TEXTILES – 0.07%
Cintas Corp.	115,735	4,293,768

		4,293,768
TOYS, GAMES & HOBBIES – 0.06%
Mattel Inc.	151,982	3,565,498

		3,565,498
TRANSPORTATION – 1.49%
Burlington Northern Santa Fe Corp.	111,842	9,078,215
C.H. Robinson Worldwide Inc.	147,382	8,001,369
FedEx Corp.	169,447	17,749,573
Norfolk Southern Corp.	121,350	6,299,278
United Parcel Service Inc. Class B	589,253	44,252,900

		85,381,335

TOTAL COMMON STOCKS
(Cost: $4,992,771,793)		5,727,984,288

SHORT-TERM INVESTMENTS – 0.38%

MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	20,632,514	20,632,514
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	1,222,496	1,222,496

		21,855,010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,855,010)		21,855,010

TOTAL INVESTMENTS IN SECURITIES – 100.24%
(Cost: $5,014,626,803)		5,749,839,298
Other Assets, Less Liabilities – (0.24)%		(13,916,959)

NET ASSETS – 100.00%		$5,735,922,339

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.05%
Interpublic Group of Companies Inc. (The)(a)	216,750	$2,249,865

		2,249,865
AEROSPACE & DEFENSE – 1.81%
Boeing Co. (The)	243,299	25,543,962
Goodrich Corp.	80,584	5,498,246
Lockheed Martin Corp.	121,583	13,190,540
Northrop Grumman Corp.	222,684	17,369,352
Raytheon Co.	283,147	18,070,442

		79,672,542
AGRICULTURE – 1.79%
Altria Group Inc.	678,281	47,160,878
Archer-Daniels-Midland Co.	159,818	5,286,779
Monsanto Co.	203,371	17,437,030
Reynolds American Inc.	110,515	7,027,649
UST Inc.	35,143	1,743,093

		78,655,429
AIRLINES – 0.11%
Southwest Airlines Co.	312,872	4,630,506

		4,630,506
APPAREL – 0.09%
Jones Apparel Group Inc.	63,357	1,338,733
VF Corp.	33,786	2,728,219

		4,066,952
AUTO MANUFACTURERS – 0.87%
Ford Motor Co.(a)(b)	1,336,604	11,347,768
General Motors Corp.	364,558	13,379,279
PACCAR Inc.	160,215	13,658,329

		38,385,376
AUTO PARTS & EQUIPMENT – 0.43%
Goodyear Tire & Rubber Co. (The)(a)	133,099	4,047,541
Johnson Controls Inc.	127,274	15,032,332

		19,079,873
BANKS – 11.01%
Bank of America Corp.	2,863,731	143,959,757
Bank of New York Mellon Corp. (The)	730,802	32,257,600
BB&T Corp.	350,077	14,139,610
Comerica Inc.	99,936	5,124,718
Discover Financial Services LLC(a)	95,282	1,981,866
Fifth Third Bancorp	347,446	11,771,470
First Horizon National Corp.	80,793	2,153,941
Huntington Bancshares Inc.	235,614	4,000,726
KeyCorp	253,293	8,188,963

M&T Bank Corp.	26,402	2,731,287
Marshall & Ilsley Corp.	166,829	7,302,105
National City Corp.	411,072	10,313,796
Northern Trust Corp.	71,775	4,756,529
PNC Financial Services Group Inc. (The)	221,553	15,087,759
Regions Financial Corp.	454,667	13,403,583
State Street Corp.	119,074	8,116,084
SunTrust Banks Inc.	226,015	17,102,555
Synovus Financial Corp.	105,287	2,953,300
U.S. Bancorp	1,115,667	36,292,648
Wachovia Corp.	1,228,890	61,628,834
Wells Fargo & Co.	2,157,953	76,866,286
Zions Bancorporation	70,326	4,829,286

		484,962,703
BEVERAGES – 0.89%
Coca-Cola Co. (The)	514,548	29,571,074
Coca-Cola Enterprises Inc.	179,926	4,357,808
Constellation Brands Inc. Class A(a)	50,722	1,227,980
Molson Coors Brewing Co. Class B	41,082	4,094,643

		39,251,505
BIOTECHNOLOGY – 0.13%
Biogen Idec Inc.(a)	86,686	5,749,882

		5,749,882
BUILDING MATERIALS – 0.13%
Masco Corp.	239,600	5,551,532

		5,551,532
CHEMICALS – 2.06%
Air Products and Chemicals Inc.	139,788	13,665,675
Ashland Inc.	35,826	2,157,083
Dow Chemical Co. (The)	614,560	26,462,954
Du Pont (E.I.) de Nemours and Co.	595,131	29,494,692
Eastman Chemical Co.	54,240	3,619,435
Hercules Inc.	37,746	793,421
PPG Industries Inc.	105,700	7,985,635
Rohm & Haas Co.	89,794	4,998,832
Sherwin-Williams Co. (The)	22,697	1,491,420

		90,669,147
COAL – 0.20%
CONSOL Energy Inc.	66,039	3,077,417
Peabody Energy Corp.	116,177	5,561,393

		8,638,810
COMMERCIAL SERVICES – 0.62%
Convergys Corp.(a)	33,026	573,331
Donnelley (R.R.) & Sons Co.	141,857	5,186,292
Equifax Inc.	38,399	1,463,770
McKesson Corp.	190,376	11,192,205
Monster Worldwide Inc.(a)	46,770	1,592,986
Robert Half International Inc.	59,292	1,770,459
Western Union Co.	263,986	5,535,786

		27,314,829
COMPUTERS – 3.85%
Apple Inc.(a)	268,433	41,215,203
Computer Sciences Corp.(a)	111,583	6,237,490
Electronic Data Systems Corp.	327,723	7,157,470
EMC Corp.(a)	853,263	17,747,870
Hewlett-Packard Co.	1,664,354	82,868,186

NCR Corp.(a)	56,654	2,821,369
Sun Microsystems Inc.(a)	1,768,633	9,922,031
Unisys Corp.(a)	222,361	1,472,030

		169,441,649
DISTRIBUTION & WHOLESALE – 0.19%
Genuine Parts Co.	109,747	5,487,350
Grainger (W.W.) Inc.	29,405	2,681,442

		8,168,792
DIVERSIFIED FINANCIAL SERVICES – 10.73%
Ameriprise Financial Inc.	59,321	3,743,748
Bear Stearns Companies Inc. (The)	75,488	9,270,681
CIT Group Inc.	123,995	4,984,599
Citigroup Inc.	3,210,381	149,828,481
E*TRADE Financial Corp.(a)	134,266	1,753,514
Federal Home Loan Mortgage Corp.	168,849	9,963,779
Federal National Mortgage Association	627,589	38,163,687
Franklin Resources Inc.	47,577	6,066,067
Goldman Sachs Group Inc. (The)	154,700	33,529,678
IntercontinentalExchange Inc.(a)	16,083	2,443,008
Janus Capital Group Inc.	71,604	2,024,961
JPMorgan Chase & Co.	2,184,291	100,084,214
Legg Mason Inc.	27,019	2,277,432
Lehman Brothers Holdings Inc.	223,431	13,792,396
Merrill Lynch & Co. Inc.	556,882	39,694,549
Morgan Stanley	679,762	42,825,006
Rowe (T.) Price Group Inc.	80,493	4,482,655
Schwab (Charles) Corp. (The)	346,994	7,495,070

		472,423,525
ELECTRIC – 5.45%
Allegheny Energy Inc.(a)	81,176	4,242,258
Ameren Corp.	132,854	6,974,835
American Electric Power Co. Inc.	256,909	11,838,367
CenterPoint Energy Inc.	207,455	3,325,504
CMS Energy Corp.	145,123	2,440,969
Consolidated Edison Inc.	174,652	8,086,388
Constellation Energy Group Inc.	51,333	4,403,858
Dominion Resources Inc.	188,532	15,893,248
DTE Energy Co.	111,406	5,396,507
Duke Energy Corp.	812,516	15,185,924
Dynegy Inc. Class A(a)	288,000	2,661,120
Edison International	100,750	5,586,588
Entergy Corp.	126,822	13,733,554
Exelon Corp.	221,080	16,660,589
FirstEnergy Corp.	196,763	12,462,968
FPL Group Inc.	262,005	15,950,864
Integrys Energy Group Inc.	48,907	2,505,506
PG&E Corp.	226,667	10,834,683
Pinnacle West Capital Corp.	64,777	2,559,339
PPL Corp.	248,600	11,510,180
Progress Energy Inc.	163,761	7,672,203
Public Service Enterprise Group Inc.	163,073	14,348,793
Southern Co. (The)	485,137	17,600,770
TECO Energy Inc.	134,596	2,211,412
TXU Corp.	296,080	20,272,598
Xcel Energy Inc.	263,391	5,673,442

		240,032,467

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
Emerson Electric Co.	338,279	18,003,208
Molex Inc.	57,597	1,551,087

		19,554,295

ELECTRONICS – 0.67%
Agilent Technologies Inc.(a)	191,291	7,054,812
PerkinElmer Inc.	77,426	2,261,613
Solectron Corp.(a)	576,144	2,246,962
Tektronix Inc.	33,280	923,187
Thermo Fisher Scientific Inc.(a)	147,153	8,493,671
Tyco Electronics Ltd.(a)	239,884	8,499,090

		29,479,335
ENGINEERING & CONSTRUCTION – 0.12%
Fluor Corp.	38,108	5,486,790

		5,486,790
ENVIRONMENTAL CONTROL – 0.33%
Allied Waste Industries Inc.(a)	163,781	2,088,208
Waste Management Inc.	333,933	12,602,631

		14,690,839
FOOD – 2.30%
ConAgra Foods Inc.	318,504	8,322,510
Dean Foods Co.	36,033	921,724
General Mills Inc.	120,401	6,984,462
Heinz (H.J.) Co.	207,304	9,577,445
Kraft Foods Inc.	1,018,984	35,165,138
Kroger Co. (The)	456,106	13,008,143
Safeway Inc.	284,989	9,435,986
Sara Lee Corp.	471,314	7,866,231
SUPERVALU Inc.	133,924	5,224,375
Tyson Foods Inc. Class A	162,404	2,898,911
Whole Foods Market Inc.	39,062	1,912,476

		101,317,401
FOREST PRODUCTS & PAPER – 0.73%
International Paper Co.	278,977	10,006,905
MeadWestvaco Corp.	118,991	3,513,804
Plum Creek Timber Co. Inc.	114,055	5,105,102
Temple-Inland Inc.	68,249	3,591,945
Weyerhaeuser Co.	139,264	10,068,787

		32,286,543
GAS – 0.33%
Nicor Inc.	29,080	1,247,532
NiSource Inc.	176,028	3,369,176
Sempra Energy	170,208	9,892,489

		14,509,197
HAND & MACHINE TOOLS – 0.11%
Snap-On Inc.	37,445	1,855,025
Stanley Works (The)	53,831	3,021,534

		4,876,559
HEALTH CARE - PRODUCTS – 0.17%
Bausch & Lomb Inc.	34,929	2,235,456
Covidien Ltd.(a)	127,794	5,303,451

		7,538,907
HEALTH CARE - SERVICES – 0.87%
Aetna Inc.	331,126	17,970,208
Manor Care Inc.	15,686	1,010,178
Tenet Healthcare Corp.(a)	303,225	1,018,836
WellPoint Inc.(a)	234,518	18,508,161

		38,507,383

HOME BUILDERS – 0.07%
Centex Corp.	32,546	864,747
KB Home	22,028	552,022
Lennar Corp. Class A	37,372	846,476
Pulte Homes Inc.	55,286	752,442

		3,015,687
HOME FURNISHINGS – 0.10%
Whirlpool Corp.	50,866	4,532,161

		4,532,161
HOUSEHOLD PRODUCTS & WARES – 0.31%
Avery Dennison Corp.	31,845	1,815,802
Fortune Brands Inc.	41,398	3,373,523
Kimberly-Clark Corp.	121,019	8,502,795

		13,692,120
HOUSEWARES – 0.12%
Newell Rubbermaid Inc.	179,829	5,182,672

		5,182,672
INSURANCE – 5.36%
ACE Ltd.	210,160	12,729,391
Aflac Inc.	104,033	5,934,042
Allstate Corp. (The)	378,542	21,648,817
Aon Corp.	189,144	8,475,543
Assurant Inc.	63,512	3,397,892
Chubb Corp.	254,983	13,677,288
CIGNA Corp.	83,383	4,443,480
Cincinnati Financial Corp.	110,626	4,791,212
Genworth Financial Inc. Class A	285,161	8,762,998
Hartford Financial Services Group Inc. (The)	204,265	18,904,726
Lincoln National Corp.	174,591	11,517,768
Loews Corp.	287,582	13,904,590
Marsh & McLennan Companies Inc.	352,261	8,982,656
MBIA Inc.	33,921	2,070,877
MetLife Inc.	272,763	19,019,764
MGIC Investment Corp.	20,608	665,844
Principal Financial Group Inc.	100,049	6,312,091
Prudential Financial Inc.	296,802	28,961,939
Safeco Corp.	68,052	4,166,143
Torchmark Corp.	23,253	1,449,127
Travelers Companies Inc. (The)	424,819	21,385,388
Unum Group	232,746	5,695,295
XL Capital Ltd. Class A	118,076	9,351,619

		236,248,490
INTERNET – 0.15%
IAC/InterActiveCorp(a)	125,562	3,725,425
VeriSign Inc.(a)	78,745	2,656,856

		6,382,281
INVESTMENT COMPANIES – 0.05%
American Capital Strategies Ltd.(b)	54,508	2,329,127

		2,329,127
IRON & STEEL – 0.30%
Allegheny Technologies Inc.	45,440	4,996,128
United States Steel Corp.	76,203	8,072,946

		13,069,074

LEISURE TIME – 0.15%
Brunswick Corp.	58,704	1,341,973
Carnival Corp.	105,499	5,109,317

		6,451,290
LODGING – 0.47%
Harrah’s Entertainment Inc.	41,981	3,649,408
Hilton Hotels Corp.	103,226	4,798,977
Marriott International Inc. Class A	90,093	3,916,343
Starwood Hotels & Resorts Worldwide Inc.	75,553	4,589,845
Wyndham Worldwide Corp.	117,400	3,846,024

		20,800,597
MACHINERY – 0.96%
Caterpillar Inc.	185,849	14,576,137
Cummins Inc.	67,344	8,612,624
Deere & Co.	79,166	11,749,818
Rockwell Automation Inc.	61,970	4,307,535
Terex Corp.(a)	35,102	3,124,780

		42,370,894
MANUFACTURING – 6.46%
Cooper Industries Ltd.	70,901	3,622,332
Dover Corp.	88,090	4,488,186
Eastman Kodak Co.	185,398	4,961,250
Eaton Corp.	94,571	9,366,312
General Electric Co.	3,967,352	164,248,373
Honeywell International Inc.	483,901	28,777,592
Illinois Tool Works Inc.	132,665	7,912,141
Ingersoll-Rand Co. Ltd. Class A	186,127	10,138,338
Leggett & Platt Inc.	113,757	2,179,584
Pall Corp.	39,660	1,542,774
Parker Hannifin Corp.	74,787	8,363,430
Textron Inc.	161,954	10,075,158
3M Co.	157,641	14,752,045
Tyco International Ltd.	319,600	14,171,064

		284,598,579
MEDIA – 4.01%
CBS Corp. Class B	443,947	13,984,331
Clear Channel Communications Inc.	158,555	5,936,299
Comcast Corp. Class A(a)	1,358,463	32,847,635
DIRECTV Group Inc. (The)(a)	326,082	7,917,271
Dow Jones & Co. Inc.	41,929	2,503,161
Gannett Co. Inc.	151,143	6,604,949
Meredith Corp.	10,926	626,060
New York Times Co. (The) Class A(b)	92,430	1,826,417
News Corp. Class A	988,620	21,739,754
Scripps (E.W.) Co. Class A	22,287	936,054
Time Warner Inc.	2,409,294	44,234,638
Tribune Co.	52,010	1,420,913
Viacom Inc. Class B(a)	279,819	10,904,547
Walt Disney Co. (The)	728,091	25,039,049

		176,521,078
METAL FABRICATE & HARDWARE – 0.13%
Precision Castparts Corp.	38,984	5,768,852

		5,768,852
MINING – 1.16%
Alcoa Inc.	564,885	22,098,301
Freeport-McMoRan Copper & Gold Inc.	244,561	25,652,003
Vulcan Materials Co.	37,537	3,346,424

		51,096,728

OFFICE & BUSINESS EQUIPMENT – 0.24%
Xerox Corp.(a)	604,233	10,477,400

		10,477,400
OIL & GAS – 5.32%
Chevron Corp.	660,747	61,832,704
ConocoPhillips	1,050,398	92,193,432
ENSCO International Inc.	44,057	2,471,598
Hess Corp.	175,865	11,700,298
Marathon Oil Corp.	440,488	25,116,626
Occidental Petroleum Corp.	193,447	12,396,084
Rowan Companies Inc.	71,535	2,616,750
Sunoco Inc.	33,031	2,337,934
Tesoro Corp.	49,337	2,270,489
Transocean Inc.(a)	102,166	11,549,866
Valero Energy Corp.	145,150	9,751,177

		234,236,958
OIL & GAS SERVICES – 1.52%
Baker Hughes Inc.	88,687	8,014,644
Halliburton Co.	254,346	9,766,886
Schlumberger Ltd.	414,442	43,516,410
Weatherford International Ltd.(a)	84,659	5,687,392

		66,985,332
PACKAGING & CONTAINERS – 0.07%
Bemis Co. Inc.	67,217	1,956,687
Sealed Air Corp.	52,042	1,330,194

		3,286,881
PHARMACEUTICALS – 5.49%
Abbott Laboratories	437,003	23,432,101
AmerisourceBergen Corp.	116,250	5,269,613
Bristol-Myers Squibb Co.	1,271,643	36,648,751
King Pharmaceuticals Inc.(a)	52,440	614,597
Lilly (Eli) and Co.	330,898	18,838,023
Medco Health Solutions Inc.(a)	175,407	15,855,039
Merck & Co. Inc.	1,404,968	72,622,796
Pfizer Inc.	1,968,820	48,098,273
Schering-Plough Corp.	609,644	19,283,040
Watson Pharmaceuticals Inc.(a)	30,678	993,967

		241,656,200
PIPELINES – 0.56%
El Paso Corp.	450,829	7,650,568
Spectra Energy Corp.	321,475	7,869,708
Williams Companies Inc. (The)	262,895	8,954,204

		24,474,480
REAL ESTATE – 0.03%
CB Richard Ellis Group Inc. Class A(a)	49,281	1,371,983

		1,371,983
REAL ESTATE INVESTMENT TRUSTS – 1.99%
Apartment Investment and Management Co. Class A	62,401	2,816,157
Archstone-Smith Trust	143,925	8,655,650
AvalonBay Communities Inc.	34,390	4,060,083
Boston Properties Inc.	76,847	7,984,403
Developers Diversified Realty Corp.	80,540	4,499,770
Equity Residential	180,301	7,637,550

General Growth Properties Inc.	94,825	5,084,517
Host Hotels & Resorts Inc.	336,111	7,542,331
Kimco Realty Corp.	102,959	4,654,776
ProLogis	165,534	10,983,181
Public Storage	47,632	3,746,257
Simon Property Group Inc.	144,141	14,414,100
Vornado Realty Trust	51,357	5,615,888

		87,694,663
RETAIL – 2.46%
AutoNation Inc.(a)	96,761	1,714,605
Big Lots Inc.(a)(b)	39,530	1,179,575
Circuit City Stores Inc.	88,565	700,549
Costco Wholesale Corp.	283,584	17,403,550
CVS Caremark Corp.	412,492	16,347,058
Dillard’s Inc. Class A	39,400	860,102
Family Dollar Stores Inc.	39,532	1,049,970
Gap Inc. (The)	166,364	3,067,752
Limited Brands Inc.	208,502	4,772,611
Macy’s Inc.	281,641	9,102,637
McDonald’s Corp.	346,716	18,885,621
Nordstrom Inc.	49,775	2,333,950
Office Depot Inc.(a)	81,550	1,681,561
OfficeMax Inc.	48,871	1,674,809
Penney (J.C.) Co. Inc.	143,963	9,122,935
Sears Holdings Corp.(a)(b)	49,346	6,276,811
Target Corp.	175,617	11,163,973
Wendy’s International Inc.	28,253	986,312

		108,324,381
SAVINGS & LOANS – 0.56%
Hudson City Bancorp Inc.	124,101	1,908,673
Sovereign Bancorp Inc.	151,359	2,579,157
Washington Mutual Inc.	566,736	20,011,448

		24,499,278
SEMICONDUCTORS – 2.81%
Advanced Micro Devices Inc.(a)(b)	354,158	4,674,886
Altera Corp.	103,020	2,480,722
Analog Devices Inc.	118,202	4,274,184
Applied Materials Inc.	579,761	12,001,053
Broadcom Corp. Class A(a)	146,671	5,344,691
Intel Corp.	2,070,359	53,539,484
Linear Technology Corp.	57,720	2,019,623
LSI Corp.(a)	309,788	2,298,627
MEMC Electronic Materials Inc.(a)	57,974	3,412,350
Microchip Technology Inc.	64,908	2,357,459
Micron Technology Inc.(a)(b)	487,301	5,409,041
Novellus Systems Inc.(a)	46,367	1,263,964
Teradyne Inc.(a)	121,971	1,683,200
Texas Instruments Inc.	554,785	20,299,583
Xilinx Inc.	103,963	2,717,593

		123,776,460
SOFTWARE – 1.78%
BMC Software Inc.(a)	80,589	2,516,794
CA Inc.	195,600	5,030,832
Compuware Corp.(a)	192,891	1,546,986

Microsoft Corp.	2,290,778	67,486,320
Novell Inc.(a)	225,734	1,724,608

		78,305,540

TELECOMMUNICATIONS – 8.81%
Alltel Corp.	222,774	15,522,892
AT&T Inc.	3,935,862	166,526,320
Avaya Inc.(a)	231,886	3,932,787
CenturyTel Inc.	70,666	3,266,183
Ciena Corp.(a)	41,687	1,587,441
Citizens Communications Co.	221,058	3,165,551
Corning Inc.	730,649	18,010,498
Embarq Corp.	97,283	5,408,935
JDS Uniphase Corp.(a)	102,436	1,532,443
Juniper Networks Inc.(a)	202,220	7,403,274
Motorola Inc.	1,492,270	27,651,763
Qwest Communications International Inc.(a)(b)	1,002,639	9,184,173
Sprint Nextel Corp.	1,839,854	34,957,226
Tellabs Inc.(a)	282,359	2,688,058
Verizon Communications Inc.	1,873,841	82,973,679
Windstream Corp.	307,785	4,345,924

		388,157,147
TOYS, GAMES & HOBBIES – 0.14%
Hasbro Inc.	102,926	2,869,577
Mattel Inc.	139,096	3,263,192

		6,132,769
TRANSPORTATION – 1.73%
Burlington Northern Santa Fe Corp.	111,264	9,031,299
CSX Corp.	282,158	12,056,611
FedEx Corp.	71,544	7,494,234
Norfolk Southern Corp.	162,529	8,436,880
Ryder System Inc.	39,479	1,934,471
Union Pacific Corp.	172,441	19,496,179
United Parcel Service Inc. Class B	237,882	17,864,938

		76,314,612

TOTAL COMMON STOCKS (Cost: $3,746,841,676)		4,394,946,347
SHORT-TERM INVESTMENTS – 1.50%

MONEY MARKET FUNDS – 1.50%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%(c)(d)	27,720,860	27,720,860
BGI Cash Premier Fund LLC 5.37%(c)(d)(e)	38,496,371	38,496,371

		66,217,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,217,231)		66,217,231

TOTAL INVESTMENTS IN SECURITIES – 101.29%
(Cost: $3,813,058,907)		4,461,163,578
Other Assets, Less Liabilities – (1.29)%		(56,905,064)

NET ASSETS – 100.00%		$4,404,258,514

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.29%
Catalina Marketing Corp.(a)	154,237	$4,995,736
Getty Images Inc.(a)	196,522	5,471,172
Harte-Hanks Inc.	201,928	3,973,943

		14,440,851
AEROSPACE & DEFENSE – 0.60%
Alliant Techsystems Inc.(a)(b)	140,654	15,373,482
DRS Technologies Inc.	172,395	9,502,412
Sequa Corp. Class A(a)	29,715	4,926,153

		29,802,047
AGRICULTURE – 0.11%
Universal Corp.	114,853	5,622,054

		5,622,054
AIRLINES – 0.29%
AirTran Holdings Inc.(a)(b)	385,127	3,789,650
Alaska Air Group Inc.(a)	170,116	3,927,978
JetBlue Airways Corp.(a)(b)	755,338	6,964,216

		14,681,844
APPAREL – 0.70%
Hanesbrands Inc.(a)	401,971	11,279,306
Phillips-Van Heusen Corp.	236,436	12,408,161
Timberland Co. Class A(a)	211,229	4,004,902
Warnaco Group Inc. (The)(a)	190,883	7,457,799

		35,150,168
AUTO MANUFACTURERS – 0.38%
Oshkosh Truck Corp.	309,855	19,201,714

		19,201,714
AUTO PARTS & EQUIPMENT – 0.83%
ArvinMeritor Inc.	303,436	5,103,794
BorgWarner Inc.	242,410	22,187,787
Lear Corp.(a)	323,155	10,373,275
Modine Manufacturing Co.	138,289	3,681,253

		41,346,109
BANKS – 2.61%
Associated Banc-Corp	531,742	15,755,515
Bank of Hawaii Corp.	207,252	10,953,268
Cathay General Bancorp	209,629	6,752,150
City National Corp.	171,579	11,926,456
Colonial BancGroup Inc. (The)	641,502	13,869,273
Cullen/Frost Bankers Inc.	247,601	12,409,762
First Community Bancorp	110,939	6,069,473
FirstMerit Corp.	337,674	6,672,438
SVB Financial Group(a)(b)	144,283	6,833,243

TCF Financial Corp.	457,641	11,981,041
Webster Financial Corp.	229,112	9,650,197
Westamerica Bancorporation	124,774	6,214,993
Wilmington Trust Corp.	285,042	11,088,134

		130,175,943
BEVERAGES – 0.44%
Hansen Natural Corp.(a)	247,424	14,023,992
PepsiAmericas Inc.	248,412	8,058,485

		22,082,477
BIOTECHNOLOGY – 1.69%
Affymetrix Inc.(a)(b)	287,359	7,290,298
Charles River Laboratories International Inc.(a)	284,102	15,952,327
Invitrogen Corp.(a)	193,727	15,833,308
Millennium Pharmaceuticals Inc.(a)	1,340,482	13,605,892
PDL BioPharma Inc.(a)	489,809	10,584,772
Vertex Pharmaceuticals Inc.(a)(b)	551,324	21,176,355

		84,442,952
BUILDING MATERIALS – 0.73%
Florida Rock Industries Inc.	210,214	13,136,273
Martin Marietta Materials Inc.	174,900	23,357,895

		36,494,168
CHEMICALS – 3.86%
Airgas Inc.	331,458	17,113,177
Albemarle Corp.	331,697	14,661,007
Cabot Corp.	283,812	10,083,840
Chemtura Corp.	1,013,113	9,006,575
Cytec Industries Inc.	175,981	12,035,341
Ferro Corp.	182,618	3,648,708
FMC Corp.	316,279	16,452,834
Lubrizol Corp.	288,976	18,800,779
Lyondell Chemical Co.	1,060,448	49,151,765
Minerals Technologies Inc.	80,913	5,421,171
Olin Corp.	310,052	6,938,964
RPM International Inc.	507,918	12,164,636
Sensient Technologies Corp.	197,784	5,710,024
Valspar Corp. (The)	421,533	11,469,913

		192,658,734
COAL – 0.40%
Arch Coal Inc.	598,757	20,202,061

		20,202,061
COMMERCIAL SERVICES – 4.55%
Alliance Data Systems Corp.(a)	329,314	25,502,076
Avis Budget Group Inc.(a)	432,268	9,894,615
Career Education Corp.(a)(b)	382,373	10,702,620
ChoicePoint Inc.(a)	310,683	11,781,099
Corinthian Colleges Inc.(a)	355,114	5,649,864
Corporate Executive Board Co. (The)(b)	151,622	11,256,417
Deluxe Corp.	218,918	8,064,939
DeVry Inc.	250,410	9,267,674
Gartner Inc.(a)	284,087	6,948,768
ITT Educational Services Inc.(a)	124,971	15,207,721
Kelly Services Inc. Class A	92,843	1,839,220
Korn/Ferry International(a)	203,419	3,358,448
Manpower Inc.	354,156	22,789,939

MPS Group Inc.(a)	427,398	4,765,488
Navigant Consulting Inc.(a)	184,190	2,331,845
Pharmaceutical Product Development Inc.	437,102	15,490,895

Quanta Services Inc.(a)(b)	710,310	18,787,700
Rent-A-Center Inc.(a)	290,438	5,265,641
Rollins Inc.	120,037	3,203,788
Sotheby’s Holdings Inc. Class A	274,646	13,125,332
Strayer Education Inc.	60,767	10,247,139
United Rentals Inc.(a)	300,770	9,675,771
Valassis Communications Inc.(a)	202,214	1,803,749

		226,960,748
COMPUTERS – 3.31%
Cadence Design Systems Inc.(a)	1,161,324	25,769,780
Ceridian Corp.(a)	603,230	20,956,210
Diebold Inc.	275,763	12,525,155
DST Systems Inc.(a)(b)	222,994	19,135,115
Henry (Jack) & Associates Inc.	329,230	8,513,888
Imation Corp.	143,777	3,526,850
Mentor Graphics Corp.(a)	365,246	5,515,215
NCR Corp.	748,232	17,770,510
Palm Inc.(a)(b)	436,602	7,103,515
SRA International Inc. Class A(a)	177,627	4,987,766
Synopsys Inc.(a)	606,305	16,418,739
Western Digital Corp.(a)	916,346	23,201,881

		165,424,624
COSMETICS & PERSONAL CARE – 0.17%
Alberto-Culver Co.	347,577	8,616,434

		8,616,434
DISTRIBUTION & WHOLESALE – 1.35%
CDW Corp.(a)	253,712	22,123,686
Fastenal Co.	529,251	24,033,288
Ingram Micro Inc. Class A(a)	610,349	11,968,944
Tech Data Corp.(a)	231,584	9,291,150

		67,417,068
DIVERSIFIED FINANCIAL SERVICES – 1.85%
AmeriCredit Corp.(a)	480,171	8,441,406
Eaton Vance Corp.	517,141	20,664,954
IndyMac Bancorp Inc.(b)	308,906	7,293,271
Jefferies Group Inc.	464,276	12,920,801
Nuveen Investments Inc. Class A	334,353	20,709,825
Raymond James Financial Inc.	395,334	12,986,722
Waddell & Reed Financial Inc. Class A	351,368	9,497,477

		92,514,456
ELECTRIC – 5.20%
Alliant Energy Corp.	468,304	17,945,409
Aquila Inc.(a)	1,572,814	6,306,984
Black Hills Corp.	158,396	6,497,404
DPL Inc.	475,937	12,498,106
Energy East Corp.	662,219	17,913,024
Great Plains Energy Inc.	360,949	10,398,941
Hawaiian Electric Industries Inc.	346,160	7,515,134
IDACORP Inc.	185,719	6,080,440
MDU Resources Group Inc.	761,995	21,213,941
Northeast Utilities	648,092	18,515,988
NSTAR	446,829	15,554,117
OGE Energy Corp.	384,564	12,729,068
Pepco Holdings Inc.	809,720	21,927,218
PNM Resources Inc.	321,875	7,493,250
Puget Energy Inc.	490,516	12,002,927
SCANA Corp.	488,122	18,909,846
Sierra Pacific Resources Corp.	927,162	14,584,258

Westar Energy Inc.	376,468	9,246,054
Wisconsin Energy Corp.	489,343	22,035,115

		259,367,224
ELECTRICAL COMPONENTS & EQUIPMENT – 1.20%
AMETEK Inc.	447,861	19,356,552
Energizer Holdings Inc.(a)	238,351	26,421,208
Hubbell Inc. Class B	248,080	14,170,330

		59,948,090
ELECTRONICS – 2.63%
Amphenol Corp. Class A	744,870	29,616,031
Arrow Electronics Inc.(a)	517,807	22,017,154
Avnet Inc.(a)	627,206	25,000,431
Gentex Corp.	602,480	12,917,171
KEMET Corp.(a)	352,758	2,592,771
National Instruments Corp.	240,272	8,248,538
Thomas & Betts Corp.(a)	212,565	12,464,812
Varian Inc.(a)	127,964	8,139,790
Vishay Intertechnology Inc.(a)	781,275	10,180,013

		131,176,711
ENGINEERING & CONSTRUCTION – 1.57%
Dycom Industries Inc.(a)	172,144	5,272,771
Granite Construction Inc.	145,060	7,691,081
Jacobs Engineering Group Inc.(a)	501,759	37,922,945
KBR Inc.(a)	707,158	27,416,516

		78,303,313
ENTERTAINMENT – 0.44%
International Speedway Corp. Class A	131,053	6,010,091
Macrovision Corp.(a)(b)	226,721	5,584,138
Scientific Games Corp. Class A(a)(b)	272,077	10,230,095

		21,824,324
ENVIRONMENTAL CONTROL – 0.99%
Mine Safety Appliances Co.	123,144	5,801,314
Republic Services Inc.	687,004	22,471,901
Stericycle Inc.(a)	366,614	20,955,656

		49,228,871
FOOD – 0.95%
Hormel Foods Corp.	303,342	10,853,577
Ruddick Corp.	153,852	5,160,196
Smithfield Foods Inc.(a)	488,616	15,391,404
Smucker (J.M.) Co. (The)	241,031	12,875,876
Tootsie Roll Industries Inc.	113,436	3,009,457

		47,290,510
FOREST PRODUCTS & PAPER – 0.68%
Bowater Inc.	236,584	3,529,833
Louisiana-Pacific Corp.	437,950	7,432,012
Potlatch Corp.	163,744	7,373,392
Rayonier Inc.	325,664	15,644,899

		33,980,136
GAS – 0.57%
AGL Resources Inc.	325,629	12,901,421
Vectren Corp.	320,883	8,756,897
WGL Holdings Inc.	206,872	7,010,892

		28,669,210

HAND & MACHINE TOOLS – 0.55%
Kennametal Inc.	162,986	13,687,564
Lincoln Electric Holdings Inc.	179,379	13,921,604

		27,609,168
HEALTH CARE - PRODUCTS – 4.65%
Advanced Medical Optics Inc.(a)(b)	253,588	7,757,257
Beckman Coulter Inc.	258,985	19,102,734
Cytyc Corp.(a)	488,204	23,262,921
DENTSPLY International Inc.	636,050	26,485,122
Edwards Lifesciences Corp.(a)	240,082	11,838,443
Gen-Probe Inc.(a)	221,449	14,744,074
Henry Schein Inc.(a)	372,667	22,673,060
Hillenbrand Industries Inc.	259,095	14,255,407
Intuitive Surgical Inc.(a)	157,962	36,331,260
Kyphon Inc.(a)	192,017	13,441,190
ResMed Inc.(a)	324,130	13,895,453
Steris Corp.	272,592	7,449,939
TECHNE Corp.(a)	165,653	10,449,391
Ventana Medical Systems Inc.(a)	122,637	10,535,745

		232,221,996
HEALTH CARE - SERVICES – 2.66%
Apria Healthcare Group Inc.(a)	183,585	4,775,046
Community Health Systems Inc.(a)	400,588	12,594,487
Covance Inc.(a)	266,554	20,764,557
Health Management Associates Inc. Class A	1,017,165	7,059,125
Health Net Inc.(a)	465,543	25,162,599
Kindred Healthcare Inc.(a)	134,213	2,403,755
LifePoint Hospitals Inc.(a)	243,531	7,308,365
Lincare Holdings Inc.(a)	355,819	13,040,766
Psychiatric Solutions Inc.(a)	227,819	8,948,730
Universal Health Services Inc. Class B	225,942	12,295,764
WellCare Health Plans Inc.(a)	174,154	18,361,056

		132,714,250
HOME BUILDERS – 0.79%
Hovnanian Enterprises Inc. Class A(a)(b)	153,773	1,705,343
M.D.C. Holdings Inc.	146,223	5,986,370
NVR Inc.(a)(b)	22,527	10,593,322
Ryland Group Inc.	175,911	3,769,773
Thor Industries Inc.	145,102	6,528,139
Toll Brothers Inc.(a)(b)	532,286	10,640,397

		39,223,344
HOME FURNISHINGS – 0.04%
Furniture Brands International Inc.(b)	203,880	2,067,343

		2,067,343
HOUSEHOLD PRODUCTS & WARES – 0.75%
American Greetings Corp. Class A	233,509	6,164,638
Blyth Inc.	107,799	2,204,490
Church & Dwight Co. Inc.	275,683	12,968,128
Scotts Miracle-Gro Co. (The) Class A(b)	184,072	7,869,078
Tupperware Brands Corp.	259,049	8,157,453

		37,363,787
INSURANCE – 4.52%
American Financial Group Inc.	308,895	8,809,685
Berkley (W.R.) Corp.	689,538	20,431,011
Brown & Brown Inc.	476,430	12,530,109
Commerce Group Inc.	190,749	5,621,373
Everest Re Group Ltd.	264,594	29,168,843
Fidelity National Financial Inc.	924,242	16,155,750

First American Corp.	400,604	14,670,118
Gallagher (Arthur J.) & Co.	399,463	11,572,443
Hanover Insurance Group Inc. (The)	217,572	9,614,507
HCC Insurance Holdings Inc.	471,025	13,490,156
Horace Mann Educators Corp.	181,393	3,575,256
Mercury General Corp.	149,177	8,045,116
Old Republic International Corp.	968,864	18,156,512
PMI Group Inc. (The)	362,633	11,858,099
Protective Life Corp.	293,990	12,476,936
Radian Group Inc.(b)	337,220	7,850,482
StanCorp Financial Group Inc.	217,981	10,792,239
Unitrin Inc.	216,843	10,753,244

		225,571,879
INTERNET – 1.62%
Avocent Corp.(a)	212,034	6,174,430
CheckFree Corp.(a)(b)	369,305	17,187,455
Digital River Inc.(a)(b)	168,351	7,533,707
F5 Networks Inc.(a)	353,003	13,128,182
McAfee Inc.(a)	667,495	23,275,551
NetFlix Inc.(a)(b)	207,420	4,297,742
ValueClick Inc.(a)	420,685	9,448,585

		81,045,652
IRON & STEEL – 1.27%
Carpenter Technology Corp.	108,049	14,047,450
Cleveland-Cliffs Inc.	171,632	15,098,467
Reliance Steel & Aluminum Co.	276,410	15,628,221
Steel Dynamics Inc.	394,072	18,403,162

		63,177,300
LEISURE TIME – 0.25%
Callaway Golf Co.	284,205	4,550,122
Life Time Fitness Inc.(a)(b)	132,808	8,146,443

		12,696,565
LODGING – 0.20%
Boyd Gaming Corp.	231,845	9,934,558

		9,934,558
MACHINERY – 2.03%
AGCO Corp.(a)(b)	382,685	19,428,917
Flowserve Corp.	238,583	18,175,253
Graco Inc.	270,487	10,578,747
IDEX Corp.	341,085	12,412,083
Joy Global Inc.	452,107	22,994,162
Nordson Corp.	141,625	7,110,991
Zebra Technologies Corp. Class A(a)	289,491	10,563,527

		101,263,680
MANUFACTURING – 3.30%
Brink’s Co. (The)	203,293	11,360,013
Carlisle Companies Inc.	260,919	12,680,663
Crane Co.	212,514	10,194,297
Donaldson Co. Inc.	295,450	12,337,992
Federal Signal Corp.	201,766	3,099,126
Harsco Corp.	352,229	20,876,613
Lancaster Colony Corp.	91,915	3,508,396
Matthews International Corp. Class A	131,385	5,754,663
Pentair Inc.	417,402	13,849,398
Roper Industries Inc.	370,633	24,276,462
SPX Corp.	227,919	21,096,183
Teleflex Inc.	165,061	12,861,553

Trinity Industries Inc.	339,906	12,760,071

		164,655,430
MEDIA – 0.91%
Belo Corp.	368,839	6,403,045
Entercom Communications Corp.	111,504	2,155,372
Lee Enterprises Inc.	167,333	2,605,375
Media General Inc. Class A	95,268	2,620,823
Scholastic Corp.(a)	102,783	3,583,015
Washington Post Co. (The) Class B	24,159	19,394,845
Wiley (John) & Sons Inc. Class A	187,398	8,419,792

		45,182,267
METAL FABRICATE & HARDWARE – 0.75%
Commercial Metals Co.	500,761	15,849,086
Timken Co. (The)	396,981	14,747,844
Worthington Industries Inc.	289,381	6,817,816

		37,414,746
OFFICE FURNISHINGS – 0.29%
Herman Miller Inc.	258,031	7,002,961
HNI Corp.	201,042	7,237,512

		14,240,473
OIL & GAS – 6.07%
Bill Barrett Corp.(a)(b)	140,587	5,540,534
Cimarex Energy Co.	347,699	12,951,788
Denbury Resources Inc.(a)	510,641	22,820,546
Encore Acquisition Co.(a)	223,141	7,062,413
Forest Oil Corp.(a)	366,326	15,766,671
Frontier Oil Corp.	448,246	18,664,963
Helmerich & Payne Inc.	431,967	14,181,477
Newfield Exploration Co.(a)	543,758	26,187,385
Noble Energy Inc.	718,250	50,306,230
Patterson-UTI Energy Inc.	655,199	14,787,841
Pioneer Natural Resources Co.	507,740	22,838,145
Plains Exploration & Production Co.(a)	305,091	13,491,124
Pogo Producing Co.	245,823	13,055,660
Pride International Inc.(a)	697,866	25,507,002
Quicksilver Resources Inc.(a)(b)	213,727	10,055,855
Southwestern Energy Co.(a)	712,355	29,812,057

		303,029,691
OIL & GAS SERVICES – 3.03%
Cameron International Corp.(a)	454,766	41,970,354
Exterran Holdings Inc.(a)	274,690	22,068,595
FMC Technologies Inc.(a)(b)	542,221	31,264,463
Grant Prideco Inc.(a)	536,764	29,264,373
Superior Energy Services Inc.(a)	341,419	12,099,889
Tidewater Inc.	233,294	14,660,195

		151,327,869
PACKAGING & CONTAINERS – 0.48%
Packaging Corp. of America	382,645	11,123,490
Sonoco Products Co.	422,497	12,750,959

		23,874,449
PHARMACEUTICALS – 2.28%
Cephalon Inc.(a)(b)	279,756	20,438,973
Endo Pharmaceuticals Holdings Inc.(a)	560,769	17,389,447
Medicis Pharmaceutical Corp. Class A(b)	234,202	7,145,503
NBTY Inc.(a)	237,273	9,633,284
Omnicare Inc.	508,852	16,858,267

Par Pharmaceutical Companies Inc.(a)	148,462	2,755,455
Perrigo Co.	324,369	6,925,278
Sepracor Inc.(a)(b)	449,765	12,368,538
Valeant Pharmaceuticals International(a)	372,986	5,773,823
VCA Antech Inc.(a)	351,358	14,669,197

		113,957,765
PIPELINES – 1.27%
Equitable Resources Inc.	508,780	26,390,419
National Fuel Gas Co.	349,542	16,362,061
ONEOK Inc.	434,668	20,603,263

		63,355,743
REAL ESTATE – 0.32%
Jones Lang LaSalle Inc.	156,567	16,088,825

		16,088,825
REAL ESTATE INVESTMENT TRUSTS – 3.87%
AMB Property Corp.	418,076	25,005,126
Cousins Properties Inc.	156,817	4,604,147
Duke Realty Corp.	602,364	20,365,927
Equity One Inc.	155,098	4,218,666
Highwoods Properties Inc.	239,577	8,785,289
Hospitality Properties Trust	392,710	15,963,662
Liberty Property Trust	378,874	15,234,524
Macerich Co. (The)	300,748	26,339,510
Mack-Cali Realty Corp.	284,728	11,702,321
Nationwide Health Properties Inc.	380,904	11,476,638
Regency Centers Corp.	290,836	22,321,663
UDR Inc.	558,675	13,586,976
Weingarten Realty Investors	322,439	13,368,321

		192,972,770
RETAIL – 6.89%
Advance Auto Parts Inc.	443,687	14,890,136
Aeropostale Inc.(a)	323,479	6,165,510
American Eagle Outfitters Inc.	898,945	23,651,243
AnnTaylor Stores Corp.(a)	260,939	8,263,938
Applebee’s International Inc.	314,170	7,816,550
Barnes & Noble Inc.	212,684	7,499,238
BJ’s Wholesale Club Inc.(a)	272,929	9,050,326
Bob Evans Farms Inc.	148,522	4,482,394
Borders Group Inc.	247,558	3,299,948
Brinker International Inc.	440,723	12,093,439
CarMax Inc.(a)(b)	910,580	18,512,091
CBRL Group Inc.	102,772	4,193,098
Charming Shoppes Inc.(a)	514,850	4,324,740
Cheesecake Factory Inc. (The)(a)(b)	302,700	7,104,369
Chico’s FAS Inc.(a)(b)	737,919	10,367,762
Coldwater Creek Inc.(a)	258,101	2,802,977
Collective Brands Inc.(a)(b)	275,055	6,067,713
Copart Inc.(a)	302,391	10,399,226
Dick’s Sporting Goods Inc.(a)	171,652	11,526,432
Dollar Tree Stores Inc.(a)	398,193	16,142,744
Foot Locker Inc.	647,146	9,920,748
GameStop Corp. Class A(a)	665,500	37,500,925
MSC Industrial Direct Co. Inc. Class A	199,197	10,077,376
99 Cents Only Stores(a)	197,975	2,033,203
O’Reilly Automotive Inc.(a)(b)	480,436	16,051,367
Pacific Sunwear of California Inc.(a)	294,065	4,352,162
PetSmart Inc.	563,016	17,960,210
Regis Corp.	185,347	5,914,423
Ross Stores Inc.	573,607	14,707,283

Ruby Tuesday Inc.	205,366	3,766,412
Saks Inc.	601,250	10,311,438
Urban Outfitters Inc.(a)(b)	472,726	10,305,427
Williams-Sonoma Inc.(b)	377,616	12,317,834

		343,872,682
SAVINGS & LOANS – 1.00%
Astoria Financial Corp.	337,877	8,963,877
First Niagara Financial Group Inc.	442,183	6,256,889
New York Community Bancorp Inc.(b)	1,313,006	25,012,764
Washington Federal Inc.	366,302	9,619,091

		49,852,621
SEMICONDUCTORS – 2.89%
Atmel Corp.(a)	2,018,793	10,416,971
Cree Inc.(a)(b)	355,255	11,048,431
Cypress Semiconductor Corp.(a)(b)	644,807	18,834,812
Fairchild Semiconductor International Inc. Class A(a)	520,932	9,731,010
Integrated Device Technology Inc.(a)	822,576	12,733,476
International Rectifier Corp.(a)	304,032	10,030,016
Intersil Corp. Class A	557,058	18,622,449
Lam Research Corp.(a)	565,241	30,104,736
Lattice Semiconductor Corp.(a)	483,892	2,172,675
Micrel Inc.	235,180	2,539,944
Semtech Corp.(a)(b)	266,833	5,464,740
Silicon Laboratories Inc.(a)	231,469	9,666,145
TriQuint Semiconductor Inc.(a)	585,368	2,874,157

		144,239,562
SOFTWARE – 3.22%
ACI Worldwide Inc.(a)	154,226	3,446,951
Activision Inc.(a)	1,194,283	25,784,570
Acxiom Corp.	290,294	5,744,918
Advent Software Inc.(a)(b)	73,517	3,453,093
Broadridge Financial Solutions Inc.	583,581	11,058,860
Cerner Corp.(a)(b)	274,531	16,419,699
CSG Systems International Inc.(a)(b)	178,837	3,800,286
Dun & Bradstreet Corp. (The)	246,233	24,281,036
Fair Isaac Corp.	239,580	8,651,234
Global Payments Inc.	336,482	14,879,234
MoneyGram International Inc.	347,637	7,853,120
Parametric Technology Corp.(a)	481,656	8,390,448
SEI Investments Co.	532,491	14,526,354
Sybase Inc.(a)	383,159	8,862,468
Wind River Systems Inc.(a)	321,804	3,787,633

		160,939,904
TELECOMMUNICATIONS – 3.03%
ADC Telecommunications Inc.(a)	492,671	9,661,278
ADTRAN Inc.	255,849	5,892,202
Andrew Corp.(a)	654,188	9,060,504
Cincinnati Bell Inc.(a)	1,041,670	5,145,850
CommScope Inc.(a)(b)	258,424	12,983,222
Harris Corp.	575,001	33,229,308
NeuStar Inc. Class A(a)(b)	315,297	10,811,534
Plantronics Inc.	201,730	5,759,392
Polycom Inc.(a)	383,462	10,299,789
Powerwave Technologies Inc.(a)(b)	549,868	3,387,187
RF Micro Devices Inc.(a)(b)	815,477	5,488,160
Telephone and Data Systems Inc.	445,794	29,756,750
3Com Corp.(a)	1,676,833	8,283,555
UTStarcom Inc.(a)(b)	449,346	1,644,606

		151,403,337

TEXTILES – 0.37%
Mohawk Industries Inc.(a)	229,938	18,693,959

		18,693,959
TRANSPORTATION – 1.79%
Alexander & Baldwin Inc.	180,269	9,036,885
Con-way Inc.	192,029	8,833,334
Expeditors International Washington Inc.	891,234	42,155,368
Hunt (J.B.) Transport Services Inc.	391,175	10,287,903
Overseas Shipholding Group Inc.	116,746	8,969,595
Werner Enterprises Inc.	193,291	3,314,941
YRC Worldwide Inc.(a)(b)	241,968	6,610,566

		89,208,592
TRUCKING & LEASING – 0.19%
GATX Corp.	215,691	9,220,790

		9,220,790
WATER – 0.25%
Aqua America Inc.(b)	555,595	12,600,895

		12,600,895

TOTAL COMMON STOCKS
(Cost: $4,271,623,267)		4,988,044,733
SHORT-TERM INVESTMENTS – 7.94%

MONEY MARKET FUNDS – 7.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%(c)(d)	16,880,778	16,880,778
BGI Cash Premier Fund LLC 5.37%(c)(d)(e)	379,563,492	379,563,492

		396,444,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $396,444,270)		396,444,270

TOTAL INVESTMENTS IN SECURITIES – 107.86%
(Cost: $4,668,067,537)		5,384,489,003
Other Assets, Less Liabilities – (7.86)%		(392,572,774)

NET ASSETS – 100.00%		$4,991,916,229

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.45%
Catalina Marketing Corp.(a)	136,637	$4,425,672
Getty Images Inc.(a)	84,078	2,340,732
Harte-Hanks Inc.	176,983	3,483,025

		10,249,429
AEROSPACE & DEFENSE – 0.74%
Alliant Techsystems Inc.(a)(b)	123,216	13,467,509
DRS Technologies Inc.	57,374	3,162,455

		16,629,964
AIRLINES – 0.27%
AirTran Holdings Inc.(a)(b)	340,846	3,353,925
JetBlue Airways Corp.(a)(b)	292,732	2,698,989

		6,052,914
APPAREL – 0.65%
Hanesbrands Inc.(a)	128,358	3,601,725
Phillips-Van Heusen Corp.	74,465	3,907,923
Timberland Co. Class A(a)	187,194	3,549,198
Warnaco Group Inc. (The)(a)	94,939	3,709,267

		14,768,113
AUTO MANUFACTURERS – 0.75%
Oshkosh Truck Corp.	274,146	16,988,828

		16,988,828
BANKS – 1.14%
Cathay General Bancorp	100,601	3,240,358
City National Corp.	70,003	4,865,909
Cullen/Frost Bankers Inc.	83,546	4,187,326
First Community Bancorp	40,927	2,239,116
SVB Financial Group(a)(b)	66,709	3,159,338
TCF Financial Corp.	198,822	5,205,160
Westamerica Bancorporation	58,835	2,930,571

		25,827,778
BEVERAGES – 0.55%
Hansen Natural Corp.(a)	219,065	12,416,604

		12,416,604
BIOTECHNOLOGY – 2.02%
Affymetrix Inc.(a)	254,280	6,451,084
Charles River Laboratories International Inc.(a)	158,457	8,897,361
Invitrogen Corp.(a)	169,603	13,861,653
Millennium Pharmaceuticals Inc.(a)	406,691	4,127,914
PDL BioPharma Inc.(a)	221,567	4,788,063
Vertex Pharmaceuticals Inc.(a)(b)	195,787	7,520,179

		45,646,254

BUILDING MATERIALS – 0.74%
Florida Rock Industries Inc.	109,691	6,854,591
Martin Marietta Materials Inc.	74,363	9,931,179

		16,785,770
CHEMICALS – 1.04%
Airgas Inc.	173,197	8,942,161
Albemarle Corp.	182,300	8,057,660
Minerals Technologies Inc.	25,750	1,725,250
Valspar Corp. (The)	179,291	4,878,508

		23,603,579
COAL – 0.27%
Arch Coal Inc.	180,690	6,096,481

		6,096,481
COMMERCIAL SERVICES – 5.43%
Alliance Data Systems Corp.(a)	289,432	22,413,614
Career Education Corp.(a)(b)	338,108	9,463,643
ChoicePoint Inc.(a)	278,472	10,559,658
Corinthian Colleges Inc.(a)	314,453	5,002,947
Corporate Executive Board Co. (The)(b)	134,055	9,952,243
DeVry Inc.	221,463	8,196,346
Gartner Inc.(a)	140,982	3,448,420
ITT Educational Services Inc.(a)	110,609	13,460,009
Korn/Ferry International(a)	45,676	754,111
Navigant Consulting Inc.(a)	74,980	949,247
Pharmaceutical Product Development Inc.	386,903	13,711,842
Quanta Services Inc.(a)	170,485	4,509,328
Rent-A-Center Inc.(a)	152,555	2,765,822
Rollins Inc.	106,558	2,844,033
Sotheby’s Holdings Inc. Class A	81,661	3,902,579
Strayer Education Inc.	53,414	9,007,203
Valassis Communications Inc.(a)	177,759	1,585,610

		122,526,655
COMPUTERS – 3.91%
Cadence Design Systems Inc.(a)	349,996	7,766,411
Ceridian Corp.(a)	224,324	7,793,016
Diebold Inc.	124,641	5,661,194
DST Systems Inc.(a)(b)	197,278	16,928,425
Henry (Jack) & Associates Inc.	288,152	7,451,611
Imation Corp.	34,064	835,590
Mentor Graphics Corp.(a)	140,399	2,120,025
NCR Corp.	340,123	8,077,921
SRA International Inc. Class A(a)	155,828	4,375,650
Synopsys Inc.(a)	246,556	6,676,736
Western Digital Corp.(a)	810,326	20,517,454

		88,204,033
COSMETICS & PERSONAL CARE – 0.18%
Alberto-Culver Co.	160,707	3,983,927

		3,983,927
DISTRIBUTION & WHOLESALE – 1.80%
CDW Corp.(a)	222,955	19,441,676
Fastenal Co.	467,996	21,251,698

		40,693,374
DIVERSIFIED FINANCIAL SERVICES – 2.66%
Eaton Vance Corp.	457,422	18,278,583
IndyMac Bancorp Inc.(b)	158,964	3,753,140
Jefferies Group Inc.	217,456	6,051,800

Nuveen Investments Inc. Class A	295,738	18,318,012
Raymond James Financial Inc.	163,361	5,366,409
Waddell & Reed Financial Inc. Class A	310,742	8,399,356

		60,167,300
ELECTRIC – 0.32%
MDU Resources Group Inc.	256,780	7,148,755

		7,148,755
ELECTRICAL COMPONENTS & EQUIPMENT – 1.79%
AMETEK Inc.	396,193	17,123,461
Energizer Holdings Inc.(a)	210,710	23,357,203

		40,480,664
ELECTRONICS – 2.02%
Amphenol Corp. Class A	658,423	26,178,898
Gentex Corp.	378,639	8,118,020
National Instruments Corp.	116,892	4,012,902
Thomas & Betts Corp.(a)	50,915	2,985,656
Varian Inc.(a)	69,043	4,391,825

		45,687,301
ENGINEERING & CONSTRUCTION – 1.87%
Granite Construction Inc.	67,063	3,555,680
Jacobs Engineering Group Inc.(a)	442,753	33,463,272
KBR Inc.(a)	131,894	5,113,530

		42,132,482
ENTERTAINMENT – 0.85%
International Speedway Corp. Class A	116,031	5,321,182
Macrovision Corp.(a)	198,622	4,892,060
Scientific Games Corp. Class A(a)(b)	240,575	9,045,620

		19,258,862
ENVIRONMENTAL CONTROL – 1.57%
Mine Safety Appliances Co.	109,032	5,136,498
Republic Services Inc.	358,839	11,737,624
Stericycle Inc.(a)	324,284	18,536,073

		35,410,195
FOOD – 0.29%
Hormel Foods Corp.	145,224	5,196,115
Tootsie Roll Industries Inc.	49,232	1,306,125

		6,502,240
HAND & MACHINE TOOLS – 0.26%
Lincoln Electric Holdings Inc.	76,578	5,943,219

		5,943,219
HEALTH CARE - PRODUCTS – 7.07%
Beckman Coulter Inc.	162,789	12,007,317
Cytyc Corp.(a)	430,592	20,517,709
DENTSPLY International Inc.	562,345	23,416,046
Edwards Lifesciences Corp.(a)	212,245	10,465,801
Gen-Probe Inc.(a)	195,983	13,048,548
Henry Schein Inc.(a)	329,563	20,050,613
Hillenbrand Industries Inc.	71,639	3,941,578
Intuitive Surgical Inc.(a)	71,263	16,390,490
Kyphon Inc.(a)	69,967	4,897,690
ResMed Inc.(a)	286,981	12,302,875
Steris Corp.	144,916	3,960,554
TECHNE Corp.(a)	146,475	9,239,643
Ventana Medical Systems Inc.(a)	108,441	9,316,166

		159,555,030

HEALTH CARE - SERVICES – 4.21%
Apria Healthcare Group Inc.(a)	162,620	4,229,746
Community Health Systems Inc.(a)	351,502	11,051,223
Covance Inc.(a)	235,764	18,366,016
Health Management Associates Inc. Class A	900,105	6,246,729
Health Net Inc.(a)	269,151	14,547,612
Kindred Healthcare Inc.(a)	58,271	1,043,634
LifePoint Hospitals Inc.(a)(b)	137,639	4,130,546
Lincare Holdings Inc.(a)	313,298	11,482,372
Psychiatric Solutions Inc.(a)	79,346	3,116,711
Universal Health Services Inc. Class B	199,733	10,869,470
WellCare Health Plans Inc.(a)	95,480	10,066,456

		95,150,515
HOME BUILDERS – 1.43%
Hovnanian Enterprises Inc. Class A(a)(b)	135,653	1,504,392
M.D.C. Holdings Inc.	74,121	3,034,514
NVR Inc.(a)(b)	19,805	9,313,301
Ryland Group Inc.	156,041	3,343,959
Thor Industries Inc.	128,464	5,779,595
Toll Brothers Inc.(a)(b)	470,650	9,408,294

		32,384,055
HOUSEHOLD PRODUCTS & WARES – 0.70%
Blyth Inc.	51,189	1,046,815
Church & Dwight Co. Inc.	244,156	11,485,098
Scotts Miracle-Gro Co. (The) Class A	76,799	3,283,157

		15,815,070
INSURANCE – 3.98%
Berkley (W.R.) Corp.	609,929	18,072,196
Brown & Brown Inc.	414,806	10,909,398
Commerce Group Inc.	74,372	2,191,743
Everest Re Group Ltd.	233,839	25,778,411
Gallagher (Arthur J.) & Co.	188,002	5,446,418
HCC Insurance Holdings Inc.	417,127	11,946,517
PMI Group Inc. (The)	157,555	5,152,049
Radian Group Inc.(b)	197,268	4,592,399
StanCorp Financial Group Inc.	115,837	5,735,090

		89,824,221
INTERNET – 1.99%
Avocent Corp.(a)	69,335	2,019,035
CheckFree Corp.(a)(b)	140,839	6,554,647
Digital River Inc.(a)	92,612	4,144,387
F5 Networks Inc.(a)	171,706	6,385,746
McAfee Inc.(a)	590,279	20,583,029
NetFlix Inc.(a)(b)	65,227	1,351,503
ValueClick Inc.(a)	171,067	3,842,165

		44,880,512
IRON & STEEL – 1.71%
Carpenter Technology Corp.	30,735	3,995,857
Cleveland-Cliffs Inc.	151,927	13,365,018
Reliance Steel & Aluminum Co.	89,791	5,076,783
Steel Dynamics Inc.	346,322	16,173,237

		38,610,895

LEISURE TIME – 0.19%
Life Time Fitness Inc.(a)(b)	69,524	4,264,602

4,264,602

LODGING – 0.19%
Boyd Gaming Corp.	99,305	4,255,219

		4,255,219
MACHINERY – 1.91%
Flowserve Corp.	112,059	8,536,655
Graco Inc.	243,272	9,514,368
IDEX Corp.	129,973	4,729,717
Joy Global Inc.	172,277	8,762,008
Nordson Corp.	46,762	2,347,920
Zebra Technologies Corp. Class A(a)	255,971	9,340,382

		43,231,050
MANUFACTURING – 2.79%
Brink’s Co. (The)	95,515	5,337,378
Carlisle Companies Inc.	99,950	4,857,570
Crane Co.	61,745	2,961,908
Donaldson Co. Inc.	260,240	10,867,622
Matthews International Corp. Class A	116,339	5,095,648
Roper Industries Inc.	327,727	21,466,119
SPX Corp.	84,869	7,855,475
Teleflex Inc.	57,282	4,463,413

		62,905,133
MEDIA – 0.80%
Entercom Communications Corp.	99,291	1,919,295
Washington Post Co. (The) Class B	10,742	8,623,678
Wiley (John) & Sons Inc. Class A	165,303	7,427,064

		17,970,037
METAL FABRICATE & HARDWARE – 0.62%
Commercial Metals Co.	441,728	13,980,691

		13,980,691
OFFICE FURNISHINGS – 0.25%
Herman Miller Inc.	105,633	2,866,880
HNI Corp.	78,544	2,827,584

		5,694,464
OIL & GAS – 9.01%
Bill Barrett Corp.(a)	60,917	2,400,739
Cimarex Energy Co.	194,296	7,237,526
Denbury Resources Inc.(a)	451,580	20,181,110
Encore Acquisition Co.(a)	138,497	4,383,430
Frontier Oil Corp.	396,553	16,512,467
Helmerich & Payne Inc.	138,256	4,538,944
Newfield Exploration Co.(a)	480,758	23,153,305
Noble Energy Inc.	463,452	32,460,178
Patterson-UTI Energy Inc.	580,005	13,090,713
Pioneer Natural Resources Co.	449,014	20,196,650
Plains Exploration & Production Co.(a)	120,825	5,342,882
Pogo Producing Co.	217,290	11,540,272
Pride International Inc.(a)	198,363	7,250,168
Quicksilver Resources Inc.(a)(b)	188,994	8,892,168
Southwestern Energy Co.(a)	628,792	26,314,945

		203,495,497
OIL & GAS SERVICES – 3.59%
Cameron International Corp.(a)	217,172	20,042,804
Exterran Holdings Inc.(a)	95,666	7,685,806
FMC Technologies Inc.(a)(b)	477,728	27,545,796
Grant Prideco Inc.(a)	275,436	15,016,771

Superior Energy Services Inc.(a)	301,551	10,686,967

		80,978,144
PHARMACEUTICALS – 3.44%
Cephalon Inc.(a)(b)	247,404	18,075,336
Endo Pharmaceuticals Holdings Inc.(a)	496,187	15,386,759
Medicis Pharmaceutical Corp. Class A	207,257	6,323,411
NBTY Inc.(a)	209,826	8,518,936
Omnicare Inc.	293,047	9,708,647
Par Pharmaceutical Companies Inc.(a)	131,521	2,441,030
Sepracor Inc.(a)	397,713	10,937,108
VCA Antech Inc.(a)	152,778	6,378,482

		77,769,709
PIPELINES – 1.03%
Equitable Resources Inc.	450,046	23,343,886

		23,343,886
REAL ESTATE – 0.34%
Jones Lang LaSalle Inc.	74,957	7,702,581

		7,702,581
RETAIL – 10.76%
Advance Auto Parts Inc.	392,774	13,181,495
Aeropostale Inc.(a)	286,355	5,457,926
American Eagle Outfitters Inc.	790,035	20,785,821
AnnTaylor Stores Corp.(a)	129,671	4,106,681
Applebee’s International Inc.	277,964	6,915,744
Barnes & Noble Inc.	79,559	2,805,250
Brinker International Inc.	389,580	10,690,075
CarMax Inc.(a)	449,679	9,141,974
CBRL Group Inc.	58,342	2,380,354
Charming Shoppes Inc.(a)	202,762	1,703,201
Cheesecake Factory Inc. (The)(a)(b)	267,867	6,286,839
Chico’s FAS Inc.(a)	652,478	9,167,316
Coldwater Creek Inc.(a)	143,165	1,554,772
Collective Brands Inc.(a)	97,707	2,155,416
Copart Inc.(a)	266,046	9,149,322
Dick’s Sporting Goods Inc.(a)	151,145	10,149,387
Dollar Tree Stores Inc.(a)	352,391	14,285,931
GameStop Corp. Class A(a)	586,817	33,067,138
MSC Industrial Direct Co. Inc. Class A	93,634	4,736,944
99 Cents Only Stores(a)	174,548	1,792,608
O’Reilly Automotive Inc.(a)(b)	425,182	14,205,331
Pacific Sunwear of California Inc.(a)	260,631	3,857,339
PetSmart Inc.	498,145	15,890,826
Regis Corp.	95,734	3,054,872
Ross Stores Inc.	507,788	13,019,684
Ruby Tuesday Inc.	192,543	3,531,239
Urban Outfitters Inc.(a)(b)	418,010	9,112,618
Williams-Sonoma Inc.(b)	333,808	10,888,817

		243,074,920
SAVINGS & LOANS – 0.52%
New York Community Bancorp Inc.	618,333	11,779,244

		11,779,244
SEMICONDUCTORS – 2.19%
Atmel Corp.(a)	450,974	2,327,026
Cree Inc.(a)(b)	314,071	9,767,608
Cypress Semiconductor Corp.(a)(b)	164,313	4,799,583
Integrated Device Technology Inc.(a)	161,254	2,496,212
International Rectifier Corp.(a)	126,848	4,184,716

Lam Research Corp.(a)	255,091	13,586,147
Lattice Semiconductor Corp.(a)	93,130	418,154
Micrel Inc.	83,532	902,146
Semtech Corp.(a)	117,202	2,400,297
Silicon Laboratories Inc.(a)	204,648	8,546,100

		49,427,989
SOFTWARE – 5.05%
ACI Worldwide Inc.(a)	87,213	1,949,210
Activision Inc.(a)	1,049,723	22,663,520
Advent Software Inc.(a)(b)	26,486	1,244,047
Broadridge Financial Solutions Inc.	289,641	5,488,697
Cerner Corp.(a)(b)	242,953	14,531,019
CSG Systems International Inc.(a)	158,601	3,370,271
Dun & Bradstreet Corp. (The)	217,724	21,469,764
Fair Isaac Corp.	211,914	7,652,215
Global Payments Inc.	295,443	13,064,489
MoneyGram International Inc.	138,733	3,133,978
Parametric Technology Corp.(a)	119,877	2,088,257
SEI Investments Co.	471,446	12,861,047
Sybase Inc.(a)	156,491	3,619,637
Wind River Systems Inc.(a)	78,857	928,147

		114,064,298
TELECOMMUNICATIONS – 1.98%
ADTRAN Inc.	87,028	2,004,255
Cincinnati Bell Inc.(a)	398,196	1,967,088
CommScope Inc.(a)(b)	68,428	3,437,823
Harris Corp.	338,513	19,562,666
NeuStar Inc. Class A(a)(b)	138,143	4,736,923
Plantronics Inc.	178,459	5,095,004
Polycom Inc.(a)	176,897	4,751,453
RF Micro Devices Inc.(a)	324,517	2,183,999
UTStarcom Inc.(a)(b)	244,819	896,038

		44,635,249
TEXTILES – 0.45%
Mohawk Industries Inc.(a)	124,723	10,139,980

		10,139,980
TRANSPORTATION – 1.86%
Expeditors International Washington Inc.	787,621	37,254,473
Hunt (J.B.) Transport Services Inc.	180,424	4,745,151

		41,999,624
WATER – 0.25%
Aqua America Inc.	246,158	5,582,863

		5,582,863

TOTAL COMMON STOCKS
(Cost: $2,028,304,074)		2,255,720,199
SHORT-TERM INVESTMENTS – 7.62%

MONEY MARKET FUNDS – 7.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	4,196,343	4,196,343
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	167,863,853	167,863,853

		172,060,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $172,060,196)	172,060,196

TOTAL INVESTMENTS IN SECURITIES – 107.50%
(Cost: $2,200,364,270)	2,427,780,395
Other Assets, Less Liabilities – (7.50)%	(169,454,502)

NET ASSETS – 100.00%	$2,258,325,893

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVERTISING – 0.12%
Getty Images Inc.(a)	112,628	$3,135,564

		3,135,564
AEROSPACE & DEFENSE – 0.44%
DRS Technologies Inc.	118,189	6,514,578
Sequa Corp. Class A(a)	32,843	5,444,713

		11,959,291
AGRICULTURE – 0.23%
Universal Corp.	126,865	6,210,042

		6,210,042
AIRLINES – 0.32%
Alaska Air Group Inc.(a)	187,869	4,337,895
JetBlue Airways Corp.(a)(b)	467,954	4,314,536

		8,652,431
APPAREL – 0.76%
Hanesbrands Inc.(a)	283,553	7,956,497
Phillips-Van Heusen Corp.	167,454	8,787,986
Warnaco Group Inc. (The)(a)	92,997	3,633,393

		20,377,876
AUTO PARTS & EQUIPMENT – 1.70%
ArvinMeritor Inc.	335,179	5,637,711
BorgWarner Inc.	267,819	24,513,473
Lear Corp.(a)	356,291	11,436,941
Modine Manufacturing Co.	152,712	4,065,193

		45,653,318
BANKS – 4.14%
Associated Banc-Corp	587,505	17,407,773
Bank of Hawaii Corp.	228,521	12,077,335
Cathay General Bancorp	106,756	3,438,611
City National Corp.	102,465	7,122,342
Colonial BancGroup Inc. (The)	708,961	15,327,737
Cullen/Frost Bankers Inc.	169,228	8,481,707
First Community Bancorp	71,267	3,899,018
FirstMerit Corp.	373,032	7,371,112
SVB Financial Group(a)	76,662	3,630,712
TCF Financial Corp.	251,264	6,578,091
Webster Financial Corp.	252,548	10,637,322
Westamerica Bancorporation	64,939	3,234,612
Wilmington Trust Corp.	314,299	12,226,231

		111,432,603
BEVERAGES – 0.32%
PepsiAmericas Inc.	269,851	8,753,966

		8,753,966

BIOTECHNOLOGY – 1.35%
Charles River Laboratories International Inc.(a)	116,493	6,541,082
Millennium Pharmaceuticals Inc.(a)	977,392	9,920,529
PDL BioPharma Inc.(a)	265,524	5,737,974
Vertex Pharmaceuticals Inc.(a)(b)	365,466	14,037,549

		36,237,134
BUILDING MATERIALS – 0.70%
Florida Rock Industries Inc.	84,702	5,293,028
Martin Marietta Materials Inc.	100,475	13,418,436

		18,711,464
CHEMICALS – 6.82%
Airgas Inc.	150,548	7,772,793
Albemarle Corp.	139,701	6,174,784
Cabot Corp.	312,896	11,117,195
Chemtura Corp.	1,116,544	9,926,076
Cytec Industries Inc.	194,075	13,272,789
Ferro Corp.	201,658	4,029,127
FMC Corp.	351,802	18,300,740
Lubrizol Corp.	319,307	20,774,113
Lyondell Chemical Co.	1,171,296	54,289,570
Minerals Technologies Inc.	57,276	3,837,492
Olin Corp.	342,527	7,665,754
RPM International Inc.	560,188	13,416,503
Sensient Technologies Corp.	218,481	6,307,546
Valspar Corp. (The)	242,448	6,597,010

		183,481,492
COAL – 0.55%
Arch Coal Inc.	436,628	14,731,829

		14,731,829
COMMERCIAL SERVICES – 3.62%
Avis Budget Group Inc.(a)	479,823	10,983,148
Deluxe Corp.	241,198	8,885,734
Gartner Inc.(a)	126,410	3,091,989
Kelly Services Inc. Class A	102,055	2,021,710
Korn/Ferry International(a)	168,677	2,784,857
Manpower Inc.	391,271	25,178,289
MPS Group Inc.(a)	472,062	5,263,491
Navigant Consulting Inc.(a)	110,195	1,395,069
Quanta Services Inc.(a)(b)	572,952	15,154,580
Rent-A-Center Inc.(a)	132,021	2,393,541
Sotheby’s Holdings Inc. Class A	196,375	9,384,761
United Rentals Inc.(a)	334,453	10,759,353

		97,296,522
COMPUTERS – 2.69%
Cadence Design Systems Inc.(a)	847,130	18,797,815
Ceridian Corp.(a)	386,541	13,428,434
Diebold Inc.	149,465	6,788,700
Imation Corp.	106,561	2,613,941
Mentor Graphics Corp.(a)	227,044	3,428,364
NCR Corp.	404,079	9,596,876
Palm Inc.(a)(b)	480,796	7,822,551
Synopsys Inc.(a)	361,658	9,793,699

		72,270,380

COSMETICS & PERSONAL CARE – 0.17%
Alberto-Culver Co.	181,319	4,494,898

4,494,898

DISTRIBUTION & WHOLESALE – 0.87%
Ingram Micro Inc. Class A(a)	676,306	13,262,361
Tech Data Corp.(a)	255,239	10,240,189

		23,502,550
DIVERSIFIED FINANCIAL SERVICES – 0.99%
AmeriCredit Corp.(a)	529,098	9,301,543
IndyMac Bancorp Inc.(b)	139,783	3,300,277
Jefferies Group Inc.	232,778	6,478,212
Raymond James Financial Inc.	231,720	7,612,002

		26,692,034
ELECTRIC – 10.32%
Alliant Energy Corp.	517,511	19,831,021
Aquila Inc.(a)	1,737,478	6,967,287
Black Hills Corp.	174,981	7,177,721
DPL Inc.	524,927	13,784,583
Energy East Corp.	731,791	19,794,947
Great Plains Energy Inc.	397,946	11,464,824
Hawaiian Electric Industries Inc.(b)	382,422	8,302,382
IDACORP Inc.	205,369	6,723,781
MDU Resources Group Inc.	521,981	14,531,951
Northeast Utilities	716,144	20,460,234
NSTAR	493,821	17,189,909
OGE Energy Corp.	424,174	14,040,159
Pepco Holdings Inc.	894,601	24,225,795
PNM Resources Inc.	354,518	8,253,179
Puget Energy Inc.	540,967	13,237,462
SCANA Corp.	539,373	20,895,310
Sierra Pacific Resources Corp.	1,024,656	16,117,839
Westar Energy Inc.	418,887	10,287,865
Wisconsin Energy Corp.	540,630	24,344,569

		277,630,818
ELECTRICAL COMPONENTS & EQUIPMENT – 0.58%
Hubbell Inc. Class B	273,305	15,611,182

		15,611,182
ELECTRONICS – 3.26%
Arrow Electronics Inc.(a)	572,069	24,324,374
Avnet Inc.(a)	692,793	27,614,729
Gentex Corp.	193,535	4,149,390
KEMET Corp.(a)	389,445	2,862,421
National Instruments Corp.	119,688	4,108,889
Thomas & Betts Corp.(a)	171,098	10,033,187
Varian Inc.(a)	55,274	3,515,979
Vishay Intertechnology Inc.(a)	861,310	11,222,869

		87,831,838
ENGINEERING & CONSTRUCTION – 1.25%
Dycom Industries Inc.(a)	190,153	5,824,386
Granite Construction Inc.	75,559	4,006,138
KBR Inc.(a)	617,148	23,926,828

		33,757,352
ENVIRONMENTAL CONTROL – 0.38%
Republic Services Inc.	311,104	10,176,212

		10,176,212
FOOD – 1.64%
Hormel Foods Corp.	154,388	5,524,003
Ruddick Corp.	170,176	5,707,703

Smithfield Foods Inc.(a)	540,005	17,010,157
Smucker (J.M.) Co. (The)	265,864	14,202,455
Tootsie Roll Industries Inc.	64,141	1,701,661

		44,145,979
FOREST PRODUCTS & PAPER – 1.39%
Bowater Inc.(b)	261,237	3,897,656
Louisiana-Pacific Corp.	483,828	8,210,561
Potlatch Corp.	180,352	8,121,251
Rayonier Inc.	359,912	17,290,172

		37,519,640
GAS – 1.18%
AGL Resources Inc.	359,170	14,230,315
Vectren Corp.	353,597	9,649,662
WGL Holdings Inc.	228,541	7,745,254

		31,625,231
HAND & MACHINE TOOLS – 0.86%
Kennametal Inc.	180,124	15,126,814
Lincoln Electric Holdings Inc.	103,340	8,020,217

		23,147,031
HEALTH CARE - PRODUCTS – 2.13%
Advanced Medical Optics Inc.(a)(b)	279,344	8,545,133
Beckman Coulter Inc.	83,238	6,139,635
Hillenbrand Industries Inc.	197,516	10,867,330
Intuitive Surgical Inc.(a)	85,520	19,669,600
Kyphon Inc.(a)	125,140	8,759,800
Steris Corp.	120,778	3,300,863

		57,282,361
HEALTH CARE - SERVICES – 1.01%
Health Net Inc.(a)	174,804	9,448,156
Kindred Healthcare Inc.(a)	75,400	1,350,414
LifePoint Hospitals Inc.(a)	97,149	2,915,441
Psychiatric Solutions Inc.(a)	153,675	6,036,354
WellCare Health Plans Inc.(a)	69,939	7,373,669

		27,124,034
HOME BUILDERS – 0.11%
M.D.C. Holdings Inc.	69,656	2,851,717

		2,851,717
HOME FURNISHINGS – 0.08%
Furniture Brands International Inc.(b)	224,998	2,281,480

		2,281,480
HOUSEHOLD PRODUCTS & WARES – 0.80%
American Greetings Corp. Class A	257,950	6,809,880
Blyth Inc.	54,166	1,107,695
Scotts Miracle-Gro Co. (The) Class A(b)	107,937	4,614,307
Tupperware Brands Corp.	285,407	8,987,466

		21,519,348
INSURANCE – 5.08%
American Financial Group Inc.	343,696	9,802,210
Commerce Group Inc.	118,201	3,483,383
Fidelity National Financial Inc.	1,021,402	17,854,107
First American Corp.	442,729	16,212,736
Gallagher (Arthur J.) & Co.	192,638	5,580,723
Hanover Insurance Group Inc. (The)	239,811	10,597,248
Horace Mann Educators Corp.	200,312	3,948,150

Mercury General Corp.	164,344	8,863,072
Old Republic International Corp.	1,070,634	20,063,681
PMI Group Inc. (The)	204,562	6,689,177
Protective Life Corp.	324,246	13,761,000
Radian Group Inc.	127,086	2,958,562
StanCorp Financial Group Inc.	100,543	4,977,884
Unitrin Inc.	240,565	11,929,618

		136,721,551
INTERNET – 1.25%
Avocent Corp.(a)	147,738	4,302,131
CheckFree Corp.(a)(b)	232,542	10,822,505
Digital River Inc.(a)(b)	70,872	3,171,522
F5 Networks Inc.(a)	175,725	6,535,213
NetFlix Inc.(a)(b)	149,128	3,089,932
ValueClick Inc.(a)	251,284	5,643,839

		33,565,142
IRON & STEEL – 0.80%
Carpenter Technology Corp.	81,171	10,553,042
Reliance Steel & Aluminum Co.	193,418	10,935,854

		21,488,896
LEISURE TIME – 0.33%
Callaway Golf Co.	316,962	5,074,562
Life Time Fitness Inc.(a)	60,290	3,698,189

		8,772,751
LODGING – 0.20%
Boyd Gaming Corp.	125,743	5,388,088

		5,388,088
MACHINERY – 2.16%
AGCO Corp.(a)(b)	422,856	21,468,399
Flowserve Corp.	123,857	9,435,426
IDEX Corp.	214,986	7,823,341
Joy Global Inc.	284,712	14,480,452
Nordson Corp.	98,672	4,954,321

		58,161,939
MANUFACTURING – 3.84%
Brink’s Co. (The)	105,705	5,906,795
Carlisle Companies Inc.	164,773	8,007,968
Crane Co.	157,416	7,551,246
Federal Signal Corp.	222,786	3,421,993
Harsco Corp.	389,170	23,066,106
Lancaster Colony Corp.	101,505	3,874,446
Pentair Inc.	461,289	15,305,569
SPX Corp.	146,041	13,517,555
Teleflex Inc.	111,003	8,649,354
Trinity Industries Inc.	374,904	14,073,896

		103,374,928
MEDIA – 1.02%
Belo Corp.	407,447	7,073,280
Lee Enterprises Inc.	184,723	2,876,137
Media General Inc. Class A	105,186	2,893,667
Scholastic Corp.(a)	114,909	4,005,728
Washington Post Co. (The) Class B	13,056	10,481,357

		27,330,169
METAL FABRICATE & HARDWARE – 0.89%
Timken Co. (The)	438,726	16,298,671

Worthington Industries Inc.	319,687	7,531,826

		23,830,497
OFFICE FURNISHINGS – 0.32%
Herman Miller Inc.	154,168	4,184,120
HNI Corp.	124,546	4,483,656

		8,667,776
OIL & GAS – 3.00%
Bill Barrett Corp.(a)(b)	79,376	3,128,208
Cimarex Energy Co.	142,665	5,314,271
Encore Acquisition Co.(a)(b)	74,267	2,350,551
Forest Oil Corp.(a)	406,520	17,496,621
Helmerich & Payne Inc.	305,417	10,026,840
Noble Energy Inc.	214,282	15,008,311
Plains Exploration & Production Co.(a)	185,565	8,205,684
Pride International Inc.(a)	524,332	19,164,335

		80,694,821
OIL & GAS SERVICES – 2.44%
Cameron International Corp.(a)	231,134	21,331,357
Exterran Holdings Inc.(a)	181,912	14,614,810
Grant Prideco Inc.(a)	249,041	13,577,715
Tidewater Inc.	257,835	16,202,351

		65,726,233
PACKAGING & CONTAINERS – 0.98%
Packaging Corp. of America	425,242	12,361,785
Sonoco Products Co.	466,008	14,064,121

		26,425,906
PHARMACEUTICALS – 1.08%
Omnicare Inc.	197,392	6,539,597
Perrigo Co.	360,020	7,686,427
Valeant Pharmaceuticals International(a)	426,262	6,598,536
VCA Antech Inc.(a)	198,507	8,287,667

		29,112,227
PIPELINES – 1.52%
National Fuel Gas Co.	386,301	18,082,750
ONEOK Inc.	480,268	22,764,703

		40,847,453
REAL ESTATE – 0.30%
Jones Lang LaSalle Inc.	79,541	8,173,633

		8,173,633
REAL ESTATE INVESTMENT TRUSTS – 7.93%
AMB Property Corp.	461,845	27,622,949
Cousins Properties Inc.	173,202	5,085,211
Duke Realty Corp.	665,545	22,502,076
Equity One Inc.	171,288	4,659,034
Highwoods Properties Inc.	264,017	9,681,503
Hospitality Properties Trust	434,004	17,642,263
Liberty Property Trust	421,930	16,965,805
Macerich Co. (The)	332,220	29,095,828
Mack-Cali Realty Corp.	313,997	12,905,277
Nationwide Health Properties Inc.	420,416	12,667,134
Regency Centers Corp.	321,320	24,661,310
UDR Inc.	622,933	15,149,731
Weingarten Realty Investors	355,699	14,747,281

		213,385,402

RETAIL – 2.83%
AnnTaylor Stores Corp.(a)	127,092	4,025,004
Barnes & Noble Inc.	136,450	4,811,227
BJ’s Wholesale Club Inc.(a)	300,800	9,974,528
Bob Evans Farms Inc.	164,040	4,950,727
Borders Group Inc.	273,339	3,643,609
CarMax Inc.(a)(b)	442,492	8,995,862
CBRL Group Inc.	40,978	1,671,902
Charming Shoppes Inc.(a)	319,164	2,680,978
Coldwater Creek Inc.(a)	105,940	1,150,508
Collective Brands Inc.(a)	182,569	4,027,472
Foot Locker Inc.	713,395	10,936,345
MSC Industrial Direct Co. Inc. Class A	103,590	5,240,618
Regis Corp.	86,261	2,752,588
Saks Inc.(b)	662,828	11,367,500

		76,228,868
SAVINGS & LOANS – 1.50%
Astoria Financial Corp.	380,035	10,082,329
First Niagara Financial Group Inc.	488,471	6,911,865
New York Community Bancorp Inc.	663,637	12,642,285
Washington Federal Inc.	403,776	10,603,158

		40,239,637
SEMICONDUCTORS – 3.62%
Atmel Corp.(a)	1,624,683	8,383,364
Cypress Semiconductor Corp.(a)(b)	506,636	14,798,838
Fairchild Semiconductor International Inc. Class A(a)	574,203	10,726,112
Integrated Device Technology Inc.(a)	707,547	10,952,828
International Rectifier Corp.(a)	178,241	5,880,171
Intersil Corp. Class A	615,573	20,578,605
Lam Research Corp.(a)	305,993	16,297,187
Lattice Semiconductor Corp.(a)	417,288	1,873,623
Micrel Inc.	158,876	1,715,861
Semtech Corp.(a)(b)	147,199	3,014,636
TriQuint Semiconductor Inc.(a)	646,260	3,173,137

		97,394,362
SOFTWARE – 1.31%
ACI Worldwide Inc.(a)	63,415	1,417,325
Acxiom Corp.	320,662	6,345,901
Advent Software Inc.(a)(b)	48,834	2,293,733
Broadridge Financial Solutions Inc.	284,131	5,384,282
MoneyGram International Inc.	211,524	4,778,327
Parametric Technology Corp.(a)	383,367	6,678,253
Sybase Inc.(a)	228,878	5,293,948
Wind River Systems Inc.(a)	255,537	3,007,670

		35,199,439
TELECOMMUNICATIONS – 4.13%
ADC Telecommunications Inc.(a)	543,050	10,649,209
ADTRAN Inc.	175,470	4,041,074
Andrew Corp.(a)	720,976	9,985,518
Cincinnati Bell Inc.(a)	657,035	3,245,753
CommScope Inc.(a)(b)	199,484	10,022,076
Harris Corp.	209,923	12,131,450
NeuStar Inc. Class A(a)(b)	167,604	5,747,141
Polycom Inc.(a)	203,648	5,469,985
Powerwave Technologies Inc.(a)(b)	607,196	3,740,327
RF Micro Devices Inc.(a)(b)	496,406	3,340,812
Telephone and Data Systems Inc.	492,421	32,869,102
3Com Corp.(a)	1,852,296	9,150,342

UTStarcom Inc.(a)(b)	197,306	722,140

		111,114,929
TEXTILES – 0.29%
Mohawk Industries Inc.(a)	96,983	7,884,718

		7,884,718
TRANSPORTATION – 1.71%
Alexander & Baldwin Inc.	198,665	9,959,076
Con-way Inc.	211,616	9,734,336
Hunt (J.B.) Transport Services Inc.	207,741	5,463,588
Overseas Shipholding Group Inc.	129,808	9,973,149
Werner Enterprises Inc.	213,438	3,660,462
YRC Worldwide Inc.(a)(b)	267,310	7,302,909

		46,093,520
TRUCKING & LEASING – 0.38%
GATX Corp.	237,721	10,162,573

		10,162,573
WATER – 0.26%
Aqua America Inc.	307,248	6,968,385

		6,968,385

TOTAL COMMON STOCKS
(Cost: $2,403,300,871)		2,689,051,460
SHORT-TERM INVESTMENTS – 4.72%

MONEY MARKET FUNDS – 4.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	13,399,821	13,399,821
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	113,545,447	113,545,447

		126,945,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,945,268)		126,945,268

TOTAL INVESTMENTS IN SECURITIES – 104.67%
(Cost: $2,530,246,139)		2,815,996,728
Other Assets, Less Liabilities – (4.67)%		(125,545,321)

NET ASSETS – 100.00%		$2,690,451,407

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 100.29%

ADVERTISING – 0.24%
inVentiv Health Inc.(a)	284,559	$12,469,375

		12,469,375
AEROSPACE & DEFENSE – 2.12%
AAR Corp.(a)	331,595	10,060,592
Curtiss-Wright Corp.	390,061	18,527,897
EDO Corp.	148,561	8,320,902
Esterline Technologies Corp.(a)	227,882	13,000,668
GenCorp Inc.(a)(b)	498,330	5,960,027
Kaman Corp.	217,194	7,506,225
Moog Inc. Class A(a)	372,453	16,365,585
Teledyne Technologies Inc.(a)	309,029	16,499,058
Triumph Group Inc.	146,831	11,997,561

		108,238,515
AGRICULTURE – 0.10%
Alliance One International Inc.(a)	783,436	5,123,671

		5,123,671
AIRLINES – 0.33%
Frontier Airlines Holdings Inc.(a)(b)	327,597	2,027,825
Mesa Air Group Inc.(a)	257,383	1,142,781
SkyWest Inc.	548,978	13,817,776

		16,988,382
APPAREL – 2.74%
Ashworth Inc.(a)	130,595	803,159
Crocs Inc.(a)(b)	717,628	48,260,483
Deckers Outdoor Corp.(a)	111,988	12,296,282
Gymboree Corp.(a)	267,659	9,432,303
Iconix Brand Group Inc.(a)(b)	501,175	11,922,953
Kellwood Co.	229,313	3,909,787
K-Swiss Inc. Class A	236,760	5,424,172
Maidenform Brands Inc.(a)	172,623	2,741,253
Oxford Industries Inc.	136,811	4,941,613
Quiksilver Inc.(a)(b)	1,084,579	15,509,480
SKECHERS U.S.A. Inc. Class A(a)	282,355	6,240,045
Volcom Inc.(a)(b)	129,624	5,511,612
Wolverine World Wide Inc.	471,980	12,932,252

		139,925,394
AUTO MANUFACTURERS – 0.11%
A.S.V. Inc.(a)(b)	181,120	2,541,114
Wabash National Corp.	270,033	3,048,673

		5,589,787
AUTO PARTS & EQUIPMENT – 0.24%
Keystone Automotive Industries Inc.(a)	145,636	6,955,575

Standard Motor Products Inc.	109,541	1,029,685
Superior Industries International Inc.(b)	204,287	4,430,985

		12,416,245
BANKS – 6.09%
Alabama National BanCorporation	149,287	11,632,443
Bank Mutual Corp.	489,739	5,774,023
Boston Private Financial Holdings Inc.	329,330	9,168,547
Cascade Bancorp(b)	252,417	5,618,802
Central Pacific Financial Corp.	269,596	7,872,203
Chittenden Corp.	407,886	14,341,272
Community Bank System Inc.	264,575	5,164,504
Corus Bankshares Inc.(b)	292,833	3,812,686
East West Bancorp Inc.	551,838	19,844,094
First BanCorp (Puerto Rico)	671,407	6,378,366
First Commonwealth Financial Corp.(b)	561,193	6,206,795
First Financial Bancorp	283,778	3,626,683
First Indiana Corp.	114,400	3,583,008
First Midwest Bancorp Inc.	436,602	14,914,324
Fremont General Corp.(b)	578,561	2,256,388
Frontier Financial Corp.	343,068	8,003,776
Glacier Bancorp Inc.	468,436	10,549,179
Hanmi Financial Corp.	357,470	5,537,210
Independent Bank Corp. (Michigan)	179,332	1,981,619
Irwin Financial Corp.	166,168	1,831,171
Nara Bancorp Inc.	186,722	2,916,598
PrivateBancorp Inc.(b)	164,603	5,734,769
Prosperity Bancshares Inc.	333,675	11,064,663
Provident Bankshares Corp.	285,600	8,947,848
Signature Bank(a)	259,435	9,139,895
South Financial Group Inc. (The)	652,053	14,827,685
Sterling Bancorp	161,516	2,261,224
Sterling Bancshares Inc.	647,318	7,385,898
Sterling Financial Corp. (Washington)	452,888	12,187,216
Susquehanna Bancshares Inc.	461,923	9,284,652
TrustCo Bank Corp. NY(b)	664,597	7,264,045
UCBH Holdings Inc.	909,968	15,906,241
Umpqua Holdings Corp.	541,274	10,830,893
United Bancshares Inc.	338,513	10,304,336
United Community Banks Inc.	362,579	8,890,437
Whitney Holding Corp.	595,093	15,698,553
Wilshire Bancorp Inc.	148,445	1,628,442
Wintrust Financial Corp.	213,265	9,104,283

		311,474,771
BEVERAGES – 0.15%
Boston Beer Co. Inc. Class A(a)	89,440	4,352,150
Peet’s Coffee & Tea Inc.(a)(b)	110,798	3,092,372

		7,444,522
BIOTECHNOLOGY – 1.02%
ArQule Inc.(a)	302,626	2,157,723
Cambrex Corp.	254,199	2,768,227
CryoLife Inc.(a)	215,945	2,040,680
Enzo Biochem Inc.(a)	278,108	3,156,526
Integra LifeSciences Holdings Corp.(a)(b)	162,454	7,892,015
LifeCell Corp.(a)	268,522	10,088,372

Martek Biosciences Corp.(a)	285,819	8,297,326
Regeneron Pharmaceuticals Inc.(a)	582,849	10,374,712
Savient Pharmaceuticals Inc.(a)	387,240	5,634,342

		52,409,923

BUILDING MATERIALS – 1.47%
Apogee Enterprises Inc.	252,991	6,562,587
Drew Industries Inc.(a)	159,582	6,491,796
Lennox International Inc.	594,291	20,087,036
NCI Building Systems Inc.(a)(b)	177,782	7,681,960
Simpson Manufacturing Co. Inc.(b)	327,127	10,418,995
Texas Industries Inc.(b)	241,144	18,929,804
Universal Forest Products Inc.	168,502	5,038,210

		75,210,388
CHEMICALS – 1.29%
Arch Chemicals Inc.	216,722	10,159,927
Fuller (H.B.) Co.	535,985	15,908,035
Georgia Gulf Corp.(b)	305,691	4,249,105
OM Group Inc.(a)(b)	265,169	14,003,575
OMNOVA Solutions Inc.(a)	375,752	2,171,847
Penford Corp.	79,817	3,009,101
PolyOne Corp.(a)	824,832	6,161,495
Quaker Chemical Corp.	89,933	2,115,224
Schulman (A.) Inc.	236,463	4,665,415
Tronox Inc. Class B	367,350	3,317,170

		65,760,894
COAL – 0.30%
Massey Energy Co.	711,905	15,533,767

		15,533,767
COMMERCIAL SERVICES – 4.12%
Aaron Rents Inc.	474,198	10,574,615
ABM Industries Inc.	389,148	7,775,177
Administaff Inc.	210,476	7,640,279
AMN Healthcare Services Inc.(a)	274,394	5,139,400
Arbitron Inc.	261,337	11,849,020
Bankrate Inc.(a)(b)	111,953	5,163,272
Bowne & Co. Inc.	246,250	4,102,525
Bright Horizons Family Solutions Inc.(a)	231,977	9,937,895
CDI Corp.	116,096	3,236,756
Chemed Corp.	210,994	13,115,387
Coinstar Inc.(a)	247,102	7,949,271
Consolidated Graphics Inc.(a)	119,867	7,526,449
CPI Corp.	46,707	1,799,154
Cross Country Healthcare Inc.(a)	277,745	4,852,205
Gevity HR Inc.	198,573	2,035,373
Healthcare Services Group Inc.(b)	368,136	7,462,117
Heidrick & Struggles International Inc.(a)	160,426	5,847,528
Hooper Holmes Inc.(a)	619,930	1,463,035
Kendle International Inc.(a)	110,755	4,599,655
Labor Ready Inc.(a)	411,650	7,619,641
Live Nation Inc.(a)(b)	582,743	12,383,289
MAXIMUS Inc.	195,058	8,500,628
Midas Inc.(a)	125,061	2,359,901
On Assignment Inc.(a)	314,080	2,933,507
PAREXEL International Corp.(a)	243,786	10,061,048
PharmaNet Development Group Inc.(a)	165,242	4,796,975
Pre-Paid Legal Services Inc.(a)(b)	78,629	4,360,764
Rewards Network Inc.(a)	239,633	1,162,220
Spherion Corp.(a)	498,389	4,116,693
StarTek Inc.	101,008	1,023,211
Universal Technical Institute Inc.(a)	206,534	3,717,612
Viad Corp.	186,366	6,709,176
Volt Information Sciences Inc.(a)	116,343	2,052,291
Watson Wyatt Worldwide Inc.	372,505	16,740,375

		210,606,444

COMPUTERS – 2.56%
Agilysys Inc.(b)	236,808	4,002,055
Ansoft Corp.(a)	141,045	4,651,664
CACI International Inc. Class A(a)	264,749	13,526,026
Catapult Communications Corp.(a)	87,333	667,224
CIBER Inc.(a)	481,277	3,758,773
FactSet Research Systems Inc.	377,924	25,906,690
Hutchinson Technology Inc.(a)	231,246	5,688,652
Manhattan Associates Inc.(a)	229,668	6,295,200
Mercury Computer Systems Inc.(a)(b)	197,970	2,035,132
MICROS Systems Inc.(a)	359,296	23,379,391
MTS Systems Corp.	158,556	6,595,930
Radiant Systems Inc.(a)	232,111	3,674,317
RadiSys Corp.(a)	196,266	2,443,512
SI International Inc.(a)	116,117	3,317,463
Stratasys Inc.(a)	183,663	5,061,752
Sykes Enterprises Inc.(a)	282,859	4,698,288
Synaptics Inc.(a)	231,706	11,066,279
Tyler Technologies Inc.(a)	307,005	4,098,517

		130,866,865
COSMETICS & PERSONAL CARE – 0.23%
Chattem Inc.(a)	168,769	11,901,590

		11,901,590
DISTRIBUTION & WHOLESALE – 1.61%
Bell Microproducts Inc.(a)	269,460	1,676,041
Brightpoint Inc.(a)	452,467	6,791,530
Building Materials Holding Corp.(b)	262,614	2,778,456
LKQ Corp.(a)	474,564	16,519,573
Owens & Minor Inc.	355,960	13,558,516
Pool Corp.(b)	436,072	10,893,079
ScanSource Inc.(a)	228,559	6,424,793
United Stationers Inc.(a)	247,313	13,730,818
Watsco Inc.	217,742	10,109,761

		82,482,567
DIVERSIFIED FINANCIAL SERVICES – 1.24%
Financial Federal Corp.	228,543	6,401,489
Investment Technology Group Inc.(a)	389,304	16,732,286
LaBranche & Co. Inc.(a)(b)	475,341	2,224,596
optionsXpress Holdings Inc.	387,201	10,121,434
Piper Jaffray Companies(a)	163,607	8,769,335
Portfolio Recovery Associates Inc.(b)	141,555	7,512,324
SWS Group Inc.	200,352	3,544,227
TradeStation Group Inc.(a)	247,888	2,892,853
World Acceptance Corp.(a)	155,323	5,138,085

		63,336,629
ELECTRIC – 1.32%
ALLETE Inc.	227,887	10,200,222
Avista Corp.	467,471	9,513,035
Central Vermont Public Service Corp.	90,812	3,318,270
CH Energy Group Inc.	120,267	5,748,763
Cleco Corp.	525,181	13,271,324
El Paso Electric Co.(a)	405,940	9,389,392
UIL Holdings Corp.	222,911	7,021,696
UniSource Energy Corp.	311,733	9,317,699

		67,780,401
ELECTRICAL COMPONENTS & EQUIPMENT – 0.78%
Advanced Energy Industries Inc.(a)	316,750	4,782,925
Belden Inc.	396,240	18,587,618

C&D Technologies Inc.(a)(b)	230,190	1,146,346
Greatbatch Inc.(a)(b)	199,200	5,296,728
Littelfuse Inc.(a)	194,916	6,956,552
Magnetek Inc.(a)	266,714	1,280,227
Vicor Corp.	171,753	2,081,646

		40,132,042
ELECTRONICS – 5.96%
Analogic Corp.	123,852	7,896,804
Bel Fuse Inc. Class B	106,005	3,674,133
Benchmark Electronics Inc.(a)	636,339	15,189,412
Brady Corp. Class A	476,450	17,095,026
Checkpoint Systems Inc.(a)	348,348	9,192,904
Coherent Inc.(a)	276,719	8,877,146
CTS Corp.	318,666	4,110,791
Cubic Corp.	137,269	5,788,634
Cymer Inc.(a)	281,956	10,824,291
Daktronics Inc.(b)	290,718	7,913,344
Dionex Corp.(a)	164,954	13,107,245
Electro Scientific Industries Inc.(a)	249,150	5,969,634
FARO Technologies Inc.(a)	147,076	6,493,405
FEI Co.(a)	316,546	9,949,041
FLIR Systems Inc.(a)(b)	584,339	32,366,537
Itron Inc.(a)	267,112	24,860,114
Keithley Instruments Inc.	127,177	1,348,076
LoJack Corp.(a)	166,799	3,162,509
Methode Electronics Inc.	333,855	5,024,518
Park Electrochemical Corp.	180,203	6,051,217
Photon Dynamics Inc.(a)	149,622	1,354,079
Planar Systems Inc.(a)	155,070	1,040,520
Plexus Corp.(a)	409,137	11,210,354
Rogers Corp.(a)	156,789	6,458,139
Sonic Solutions Inc.(a)	233,648	2,446,295
Technitrol Inc.	361,684	9,747,384
Trimble Navigation Ltd.(a)	1,046,768	41,043,773
TTM Technologies Inc.(a)	374,880	4,337,362
Watts Water Technologies Inc. Class A	273,720	8,403,204
Woodward Governor Co.	261,607	16,324,277
X-Rite Inc.	256,355	3,701,766

		304,961,934
ENERGY - ALTERNATE SOURCES – 0.11%
Headwaters Inc.(a)(b)	374,678	5,575,209

		5,575,209
ENGINEERING & CONSTRUCTION – 1.75%
EMCOR Group Inc.(a)(b)	566,646	17,770,019
Insituform Technologies Inc. Class A(a)	242,697	3,696,275
Shaw Group Inc. (The)(a)	711,665	41,347,736
URS Corp.(a)	470,390	26,553,515

		89,367,545
ENTERTAINMENT – 0.37%
Pinnacle Entertainment Inc.(a)	527,266	14,357,453
Shuffle Master Inc.(a)(b)	312,604	4,673,430

		19,030,883
ENVIRONMENTAL CONTROL – 0.59%
Tetra Tech Inc.(a)	515,349	10,884,171
Waste Connections Inc.(a)	600,157	19,060,986

		29,945,157

FOOD – 2.48%
Corn Products International Inc.	655,151	30,051,776
Flowers Foods Inc.	685,110	14,935,398
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	174,094	5,302,903
Hain Celestial Group Inc.(a)	350,189	11,251,573
J&J Snack Foods Corp.	122,424	4,262,804
Lance Inc.	275,502	6,342,056
Nash Finch Co.	119,197	4,747,617
Performance Food Group Co.(a)	313,797	9,454,704
Ralcorp Holdings Inc.(a)	229,043	12,785,180
Sanderson Farms Inc.	135,853	5,660,995
Spartan Stores Inc.	192,969	4,347,592
TreeHouse Foods Inc.(a)	276,389	7,476,322
United Natural Foods Inc.(a)	377,880	10,285,894

		126,904,814
FOREST PRODUCTS & PAPER – 0.65%
Buckeye Technologies Inc.(a)	339,063	5,133,414
Caraustar Industries Inc.(a)	259,449	1,157,143
Deltic Timber Corp.	92,212	5,248,707
Neenah Paper Inc.	132,223	4,375,259
Rock-Tenn Co. Class A	310,899	8,984,981
Schweitzer-Mauduit International Inc.	139,512	3,250,630
Wausau Paper Corp.	439,145	4,896,467

		33,046,601
GAS – 3.53%
Atmos Energy Corp.	783,235	22,181,215
Energen Corp.	632,331	36,118,747
Laclede Group Inc. (The)	191,648	6,186,397
New Jersey Resources Corp.	247,592	12,278,087
Northwest Natural Gas Co.	234,601	10,721,266
Piedmont Natural Gas Co.(b)	649,916	16,306,392
South Jersey Industries Inc.	261,195	9,089,586
Southern Union Co.	1,055,532	32,837,601
Southwest Gas Corp.	374,971	10,607,930
UGI Corp.	939,898	24,418,550

		180,745,771
HAND & MACHINE TOOLS – 0.57%
Baldor Electric Co.	402,332	16,073,163
Regal Beloit Corp.	275,130	13,175,976

		29,249,139
HEALTH CARE - PRODUCTS – 5.58%
American Medical Systems Holdings Inc.(a)(b)	635,365	10,769,437
ArthroCare Corp.(a)(b)	240,722	13,453,953
BioLase Technology Inc.(a)(b)	211,728	1,448,220
CONMED Corp.(a)(b)	249,620	6,986,864
Cooper Companies Inc. (The)	394,905	20,700,920
Cyberonics Inc.(a)	196,593	2,740,506
Datascope Corp.	113,023	3,821,308
DJO Inc.(a)	208,956	10,259,740
Haemonetics Corp.(a)	234,422	11,585,135
Hologic Inc.(a)(b)	474,750	28,959,750
ICU Medical Inc.(a)	114,028	4,418,585
IDEXX Laboratories Inc.(a)	273,332	29,954,454
Immucor Inc.(a)	607,193	21,707,150
Invacare Corp.	283,321	6,624,045
Kensey Nash Corp.(a)	105,326	2,750,062
LCA-Vision Inc.	177,446	5,215,138
Mentor Corp.	298,232	13,733,584
Meridian Bioscience Inc.	348,244	10,558,758
Merit Medical Systems Inc.(a)	243,621	3,162,201

Osteotech Inc.(a)	154,573	1,162,389
Palomar Medical Technologies Inc.(a)(b)	162,049	4,616,776
PolyMedica Corp.	200,546	10,532,676
Possis Medical Inc.(a)	152,841	2,070,996
PSS World Medical Inc.(a)	594,075	11,364,655
Respironics Inc.(a)	650,257	31,231,844
SurModics Inc.(a)(b)	133,666	6,550,971
Symmetry Medical Inc.(a)	313,532	5,235,984
Vital Sign Inc.	69,534	3,625,503

		285,241,604
HEALTH CARE - SERVICES – 2.84%
Amedisys Inc.(a)	229,122	8,802,867
AMERIGROUP Corp.(a)	462,437	15,944,828
AmSurg Corp.(a)	268,542	6,195,264
Centene Corp.(a)	386,469	8,312,948
Gentiva Health Services Inc.(a)	245,419	4,714,499
Healthways Inc.(a)	311,972	16,837,129
LHC Group Inc.(a)	123,445	2,650,364
Matria Healthcare Inc.(a)	189,349	4,953,370
MedCath Corp.(a)	121,283	3,330,431
Odyssey Healthcare Inc.(a)	294,753	2,832,576
Pediatrix Medical Group Inc.(a)	431,632	28,237,365
RehabCare Group Inc.(a)	153,138	2,693,697
Res-Care Inc.(a)	215,934	4,931,933
Sierra Health Services Inc.(a)	494,625	20,868,229
Sunrise Senior Living Inc.(a)	392,709	13,890,117

		145,195,617
HOME BUILDERS – 0.65%
Champion Enterprises Inc.(a)	680,005	7,466,455
Coachmen Industries Inc.	140,445	940,981
Fleetwood Enterprises Inc.(a)(b)	568,642	4,861,889
M/I Homes Inc.	108,009	1,500,245
Meritage Homes Corp.(a)(b)	225,735	3,187,378
Monaco Coach Corp.(b)	258,568	3,627,709
Skyline Corp.	60,309	1,814,095
Standard-Pacific Corp.(b)	575,094	3,157,266
Winnebago Industries Inc.	272,923	6,517,401

		33,073,419
HOME FURNISHINGS – 0.37%
Audiovox Corp. Class A(a)	165,757	1,705,640
Bassett Furniture Industries Inc.	105,324	1,093,263
Ethan Allen Interiors Inc.	265,010	8,663,177
La-Z-Boy Inc.(b)	457,464	3,376,084
Universal Electronics Inc.(a)	127,446	4,141,995

		18,980,159
HOUSEHOLD PRODUCTS & WARES – 0.80%
Central Garden & Pet Co. Class A(a)	635,053	5,702,776
Fossil Inc.(a)	402,090	15,022,082
Playtex Products Inc.(a)	497,869	9,101,045
Russ Berrie and Co. Inc.(a)	142,622	2,396,050
Spectrum Brands Inc.(a)(b)	347,973	2,018,243
Standard Register Co. (The)	109,539	1,392,241
WD-40 Co.	153,126	5,227,722

		40,860,159
HOUSEWARES – 0.49%
Libbey Inc.	127,777	2,238,653
National Presto Industries Inc.	42,034	2,227,802
Toro Co. (The)	350,191	20,601,737

		25,068,192

INSURANCE – 2.81%
Delphi Financial Group Inc. Class A	386,876	15,637,528
Hilb Rogal & Hobbs Co.	324,730	14,070,551
Infinity Property and Casualty Corp.	171,220	6,886,468
LandAmerica Financial Group Inc.	148,745	5,798,080
Philadelphia Consolidated Holding Corp.(a)	510,717	21,113,041
Presidential Life Corp.	192,617	3,266,784
ProAssurance Corp.(a)(b)	294,012	15,838,426
RLI Corp.	174,111	9,875,576
Safety Insurance Group Inc.	140,965	5,066,282
SCPIE Holdings Inc.(a)	74,938	1,667,370
Selective Insurance Group Inc.	473,053	10,066,568
Stewart Information Services Corp.	162,179	5,557,874
Tower Group Inc.	179,026	4,686,901
Triad Guaranty Inc.(a)(b)	109,372	2,074,787
United Fire & Casualty Co.	193,097	7,548,162
Zenith National Insurance Corp.	324,932	14,586,197

		143,740,595
INTERNET – 1.76%
Authorize.Net Holdings Inc.(a)	244,988	4,319,138
Blue Coat Systems Inc.(a)	141,687	11,159,268
Blue Nile Inc.(a)(b)	139,265	13,107,622
CyberSource Corp.(a)(b)	281,321	3,288,642
InfoSpace Inc.	294,514	5,171,666
j2 Global Communications Inc.(a)	436,966	14,301,897
Knot Inc. (The)(a)	245,614	5,221,754
MIVA Inc.(a)	269,643	1,272,715
Napster Inc.(a)	417,895	1,366,517
PCTEL Inc.(a)	200,974	1,525,393
Perficient Inc.(a)(b)	261,372	5,716,206
Secure Computing Corp.(a)	509,662	4,959,011
Stamps.com Inc.(a)	153,384	1,836,006
United Online Inc.	595,019	8,931,235
Websense Inc.(a)	398,056	7,853,645

		90,030,715
IRON & STEEL – 0.27%
Gibraltar Industries Inc.	265,009	4,902,666
Material Sciences Corp.(a)	113,035	1,200,432
Ryerson Inc.	234,953	7,927,314

		14,030,412
LEISURE TIME – 0.61%
Arctic Cat Inc.	106,892	1,748,753
Multimedia Games Inc.(a)(b)	208,480	1,776,250
Nautilus Inc.(b)	282,047	2,247,915
Polaris Industries Inc.(b)	313,114	13,658,033
WMS Industries Inc.(a)	359,559	11,901,403

		31,332,354
LODGING – 0.14%
Marcus Corp.	190,456	3,656,755
Monarch Casino & Resort Inc.(a)	121,920	3,468,624

		7,125,379
MACHINERY – 2.68%
Albany International Corp. Class A(b)	231,766	8,688,907

Applied Industrial Technologies Inc.	324,747	10,011,950
Astec Industries Inc.(a)	165,989	9,536,068
Briggs & Stratton Corp.	438,989	11,053,743

Cascade Corp.	84,580	5,512,079
Cognex Corp.	383,468	6,810,392
Gardner Denver Inc.(a)	470,532	18,350,748
Gerber Scientific Inc.(a)	205,833	2,233,288
Intevac Inc.(a)	189,874	2,886,085
Lindsay Corp.(b)	103,332	4,523,875
Manitowoc Co. Inc. (The)	1,105,373	48,945,915
Robbins & Myers Inc.	151,376	8,672,331

		137,225,381
MANUFACTURING – 2.42%
Acuity Brands Inc.	384,893	19,429,399
AptarGroup Inc.	605,939	22,946,910
Barnes Group Inc.	393,794	12,569,904
Ceradyne Inc.(a)	240,767	18,235,693
CLARCOR Inc.	439,316	15,029,000
EnPro Industries Inc.(a)	190,726	7,743,476
Griffon Corp.(a)	234,145	3,535,589
Lydall Inc.(a)	146,303	1,357,692
Myers Industries Inc.	237,190	4,701,106
Smith (A.O.) Corp.	195,560	8,581,173
Standex International Corp.	111,477	2,305,344
Sturm, Ruger & Co. Inc.(a)	195,711	3,505,184
Tredegar Corp.	217,703	3,755,377

		123,695,847
MEDIA – 0.09%
4Kids Entertainment Inc.(a)	117,944	2,074,635
Radio One Inc. Class D(a)	689,606	2,572,230

		4,646,865
METAL FABRICATE & HARDWARE – 1.15%
Castle (A.M.) & Co.	140,901	4,593,373
Kaydon Corp.	247,184	12,851,096
Lawson Products Inc.	37,202	1,295,002
Mueller Industries Inc.	327,106	11,821,611
Quanex Corp.	328,039	15,411,272
Valmont Industries Inc.	152,432	12,933,855

		58,906,209
MINING – 0.89%
AMCOL International Corp.	196,140	6,490,273
Brush Engineered Materials Inc.(a)	180,461	9,364,121
Century Aluminum Co.(a)(b)	254,815	13,416,010
RTI International Metals Inc.(a)	203,730	16,147,640

		45,418,044
OFFICE FURNISHINGS – 0.17%
Interface Inc. Class A	478,662	8,639,849

		8,639,849
OIL & GAS – 2.64%
Atwood Oceanics Inc.(a)	242,988	18,603,161
Cabot Oil & Gas Corp.	853,712	30,016,514
Penn Virginia Corp.	334,378	14,705,944
Petroleum Development Corp.(a)	131,848	5,847,459
Pioneer Drilling Co.(a)	440,636	5,366,946
St. Mary Land & Exploration Co.	558,674	19,927,902
Stone Energy Corp.(a)	247,725	9,911,477

Swift Energy Co.(a)	262,579	10,744,733
Unit Corp.(a)	407,677	19,731,567

		134,855,703

OIL & GAS SERVICES – 3.68%
CARBO Ceramics Inc.	179,329	9,097,360
Dril-Quip Inc.(a)(b)	237,183	11,704,981
Gulf Island Fabrication Inc.	96,912	3,720,452
Helix Energy Solutions Group Inc.(a)(b)	804,737	34,169,133
Hornbeck Offshore Services Inc.(a)(b)	204,214	7,494,654
ION Geophysical Corp.(a)(b)	625,955	8,656,958
Lufkin Industries Inc.	132,397	7,284,483
Matrix Service Co.(a)	236,214	4,948,683
NATCO Group Inc. Class A(a)	158,659	8,210,603
Oceaneering International Inc.(a)	480,275	36,404,845
SEACOR Holdings Inc.(a)	212,316	20,191,252
Superior Well Services Inc.(a)	138,153	3,140,218
Tetra Technologies Inc.(a)	635,425	13,432,884
W-H Energy Services Inc.(a)	269,898	19,904,977

		188,361,483
PACKAGING & CONTAINERS – 0.03%
Chesapeake Corp.	178,690	1,511,717

		1,511,717
PHARMACEUTICALS – 1.34%
Alpharma Inc. Class A	381,063	8,139,506
Bradley Pharmaceuticals Inc.(a)	122,209	2,224,204
HealthExtras Inc.(a)	320,509	8,919,765
Mannatech Inc.(b)	142,669	1,155,619
MGI PHARMA INC.(a)	705,496	19,598,679
Noven Pharmaceuticals Inc.(a)	220,620	3,514,477
PetMed Express Inc.(a)	216,653	3,035,309
PharMerica Corp.(a)(b)	270,417	4,034,622
Sciele Pharma Inc.(a)	307,833	8,009,815
Theragenics Corp.(a)	296,578	1,331,635
USANA Health Sciences Inc.(a)(b)	75,492	3,302,775
ViroPharma Inc.(a)	617,985	5,500,066

		68,766,472
REAL ESTATE INVESTMENT TRUSTS – 3.86%
Acadia Realty Trust	284,917	7,729,798
Colonial Properties Trust	413,515	14,183,564
EastGroup Properties Inc.	210,318	9,518,993
Entertainment Properties Trust	235,280	11,952,224
Essex Property Trust Inc.	221,832	26,080,788
Inland Real Estate Corp.	513,658	7,956,562
Kilroy Realty Corp.	288,458	17,489,209
Kite Realty Group Trust	256,518	4,822,538
Lexington Realty Trust	565,289	11,311,433
LTC Properties Inc.	182,822	4,327,397
Medical Properties Trust Inc.(b)	436,986	5,820,654
Mid-America Apartment Communities Inc.	225,557	11,244,016
National Retail Properties Inc.	592,584	14,447,198
Parkway Properties Inc.	141,047	6,225,815
PS Business Parks Inc.	141,744	8,058,146
Senior Housing Properties Trust	733,893	16,189,680
Sovran Self Storage Inc.	188,557	8,643,453
Tanger Factory Outlet Centers Inc.	276,238	11,212,500

		197,213,968
RETAIL – 7.82%
Big 5 Sporting Goods Corp.	200,127	3,742,375
Brown Shoe Co. Inc.	391,483	7,594,770
Cabela’s Inc. Class A(a)(b)	349,487	8,265,368
California Pizza Kitchen Inc.(a)	258,629	4,544,112
Casey’s General Store Inc.	446,835	12,377,329

Cash America International Inc.	258,476	9,718,698
Cato Corp. Class A	283,085	5,786,257
CEC Entertainment Inc.(a)	285,341	7,667,113
Charlotte Russe Holding Inc.(a)	224,971	3,293,575
Children’s Place Retail Stores Inc. (The)(a)	206,401	5,011,416
Christopher & Banks Corp.	322,260	3,905,791
CKE Restaurants Inc.	557,620	9,039,020
Cost Plus Inc.(a)(b)	175,446	705,293
Dress Barn Inc.(a)	412,787	7,021,507
Finish Line Inc. (The) Class A	373,538	1,621,155
First Cash Financial Services Inc.(a)	247,896	5,805,724
Fred’s Inc.	357,320	3,762,580
Genesco Inc.(a)	200,424	9,245,559
Group 1 Automotive Inc.	212,928	7,147,993
Guitar Center Inc.(a)(b)	261,257	15,492,540
Haverty Furniture Companies Inc.	202,079	1,772,233
Hibbett Sports Inc.(a)	274,766	6,814,197
Hot Topic Inc.(a)	394,011	2,939,322
IHOP Corp.	131,023	8,297,687
Insight Enterprises Inc.(a)	429,889	11,095,435
Jack in the Box Inc.(a)	277,115	17,968,137
Jo-Ann Stores Inc.(a)(b)	217,932	4,598,365
Jos. A. Bank Clothiers Inc.(a)(b)	160,809	5,374,237
Landry’s Restaurants Inc.	132,119	3,495,869
Lithia Motors Inc. Class A	141,172	2,408,394
Longs Drug Stores Corp.	278,042	13,810,346
MarineMax Inc.(a)(b)	167,115	2,433,194
Men’s Wearhouse Inc. (The)	469,411	23,714,644
Movado Group Inc.	170,496	5,442,232
O’Charley’s Inc.	211,907	3,212,510
P.F. Chang’s China Bistro Inc.(a)(b)	228,635	6,767,596
Panera Bread Co. Class A(a)	283,188	11,554,070
Papa John’s International Inc.(a)	191,234	4,673,759
Pep Boys - Manny, Moe & Jack (The)	371,233	5,208,399
Rare Hospitality International Inc.(a)	265,124	10,103,876
Red Robin Gourmet Burgers Inc.(a)(b)	148,649	6,377,042
Ruth’s Chris Steak House Inc.(a)	162,529	2,316,038
School Specialty Inc.(a)(b)	159,577	5,526,152
Select Comfort Corp.(a)(b)	402,156	5,610,076
Sonic Automotive Inc.	271,679	6,503,995
Sonic Corp.(a)	554,636	12,978,482
Stage Stores Inc.	365,871	6,669,828
Steak n Shake Co. (The)(a)	252,392	3,788,404
Stein Mart Inc.	237,003	1,803,593
Texas Roadhouse Inc. Class A(a)	476,134	5,570,768
Tractor Supply Co.(a)(b)	304,552	14,036,802
Triarc Companies Inc. Class B	557,075	6,969,008
Tuesday Morning Corp.	267,264	2,402,703
Tween Brands Inc.(a)	271,945	8,930,674
World Fuel Services Corp.	252,958	10,323,216
Zale Corp.(a)(b)	433,650	10,034,661
Zumiez Inc.(a)	156,646	6,950,383

		400,224,502
SAVINGS & LOANS – 0.84%
Anchor BanCorp Wisconsin Inc.	157,519	4,253,013
BankAtlantic Bancorp Inc. Class A	383,483	3,324,798
BankUnited Financial Corp. Class A	276,653	4,299,188
Brookline Bancorp Inc.	528,627	6,126,787
Dime Community Bancshares Inc.	232,528	3,480,944
Downey Financial Corp.(b)	172,460	9,968,188
FirstFed Financial Corp.(a)(b)	129,330	6,408,301
Flagstar Bancorp Inc.	326,127	3,173,216

Franklin Bank Corp.(a)	225,802	2,077,378

		43,111,813
SEMICONDUCTORS – 3.43%
Actel Corp.(a)	232,106	2,490,497
AMIS Holdings Inc.(a)	577,329	5,605,865
ATMI Inc.(a)	300,193	8,930,742
Axcelis Technologies Inc.(a)	902,830	4,613,461
Brooks Automation Inc.(a)(b)	620,697	8,838,725
Cabot Microelectronics Corp.(a)	210,969	9,018,925
Cohu Inc.	202,470	3,796,312
Diodes Inc.(a)	270,684	8,688,956
DSP Group Inc.(a)	252,259	3,993,260
Exar Corp.(a)	435,055	5,681,818
Kopin Corp.(a)	606,509	2,310,799
Kulicke and Soffa Industries Inc.(a)	478,190	4,055,051
Microsemi Corp.(a)(b)	672,653	18,753,566
MKS Instruments Inc.(a)	442,386	8,414,182
Pericom Semiconductor Corp.(a)	231,787	2,716,544
Photronics Inc.(a)(b)	371,645	4,240,469
Rudolph Technologies Inc.(a)	251,365	3,476,378
Skyworks Solutions Inc.(a)	1,415,998	12,800,622
Standard Microsystems Corp.(a)	202,416	7,776,823
Supertex Inc.(a)	122,258	4,875,649
Ultratech Inc.(a)(b)	206,483	2,861,854
Varian Semiconductor Equipment Associates Inc.(a)	674,030	36,074,086
Veeco Instruments Inc.(a)	278,186	5,391,245

		175,405,829
SOFTWARE – 3.57%
Allscripts Healthcare Solutions Inc.(a)(b)	491,702	13,290,705
ANSYS Inc.(a)	685,520	23,424,218
Avid Technology Inc.(a)(b)	306,007	8,286,670
Blackbaud Inc.	385,519	9,730,500
Captaris Inc.(a)	246,842	1,305,794
Concur Technologies Inc.(a)	376,827	11,877,587
Digi International Inc.(a)	224,565	3,197,806
Epicor Software Corp.(a)(b)	516,442	7,111,406
EPIQ Systems Inc.(a)	190,709	3,589,143
Informatica Corp.(a)	762,036	11,963,965
JDA Software Group Inc.(a)	231,701	4,786,943
ManTech International Corp. Class A(a)	169,173	6,086,845
Neoware Inc.(a)	178,016	2,887,420
Omnicell Inc.(a)	300,418	8,573,930
Phase Forward Inc.(a)	372,955	7,462,830
Phoenix Technologies Ltd.(a)	230,664	2,470,411
Progress Software Corp.(a)	364,849	11,054,925
Quality Systems Inc.(b)	152,472	5,585,049
Smith Micro Software Inc.(a)	266,346	4,277,517
SPSS Inc.(a)	166,123	6,834,300
SYNNEX Corp.(a)	148,200	3,046,992
Take-Two Interactive Software Inc.(a)(b)	648,462	11,075,731
THQ Inc.(a)	584,739	14,606,780

		182,527,467
STORAGE & WAREHOUSING – 0.15%
Mobile Mini Inc.(a)(b)	320,198	7,735,984

		7,735,984
TELECOMMUNICATIONS – 2.18%
Adaptec Inc.(a)	1,057,582	4,039,963
Anixter International Inc.(a)	275,962	22,753,067

Applied Signal Technology Inc.	107,984	1,459,944
Arris Group Inc.(a)	969,770	11,976,659
Black Box Corp.	154,873	6,622,369
C-COR Inc.(a)	442,353	5,082,636
Comtech Telecommunications Corp.(a)	204,880	10,959,031
Ditech Networks Inc.(a)	296,504	1,562,576
General Communication Inc. Class A(a)	400,988	4,867,994
Harmonic Inc.(a)	701,757	7,445,642
NETGEAR Inc.(a)	308,573	9,386,791
Network Equipment Technologies Inc.(a)	237,583	3,444,953
Newport Corp.(a)	346,265	5,273,616
Novatel Wireless Inc.(a)(b)	285,947	6,476,700
Symmetricom Inc.(a)	413,078	1,941,467
Tollgrade Communications Inc.(a)	118,035	1,194,514
Viasat Inc.(a)	227,907	7,026,373

		111,514,295
TEXTILES – 0.27%
Angelica Corp.	86,392	1,702,786
G&K Services Inc. Class A	188,642	7,583,408
UniFirst Corp.	126,618	4,743,110

		14,029,304
TOYS, GAMES & HOBBIES – 0.23%
JAKKS Pacific Inc.(a)	249,392	6,661,260
RC2 Corp.(a)	188,157	5,210,067

		11,871,327
TRANSPORTATION – 2.34%
Arkansas Best Corp.	222,162	7,255,811
Bristow Group Inc.(a)	209,829	9,171,626
Forward Air Corp.	260,067	7,744,795
Heartland Express Inc.	513,669	7,335,193
Hub Group Inc. Class A(a)	349,243	10,487,767
Kansas City Southern Industries Inc.(a)(b)	677,819	21,805,437
Kirby Corp.(a)	470,737	20,778,331
Knight Transportation Inc.	512,342	8,817,406
Landstar System Inc.	484,016	20,314,152
Old Dominion Freight Line Inc.(a)	248,501	5,956,569

		119,667,087
WATER – 0.12%
American States Water Co.	151,286	5,900,154

		5,900,154

TOTAL COMMON STOCKS
(Cost: $5,370,672,108)		5,130,427,130
SHORT-TERM INVESTMENTS – 9.03%

MONEY MARKET FUNDS – 9.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	13,971,055	13,971,055
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	447,600,488	447,600,488

		461,571,543

TOTAL SHORT-TERM INVESTMENTS
(Cost: $461,571,543)	461,571,543

TOTAL INVESTMENTS IN SECURITIES – 109.32% (Cost: $5,832,243,651)	5,591,998,673
Other Assets, Less Liabilities – (9.32)%	(476,553,827)

NET ASSETS – 100.00%	$5,115,444,846

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 100.04%

ADVERTISING – 0.15%
inVentiv Health Inc.(a)	52,825	$2,314,791

		2,314,791
AEROSPACE & DEFENSE – 1.89%
Curtiss-Wright Corp.	242,790	11,532,525
EDO Corp.	53,290	2,984,773
Esterline Technologies Corp.(a)	47,965	2,736,403
GenCorp Inc.(a)	144,097	1,723,400
Moog Inc. Class A(a)	118,516	5,207,593
Teledyne Technologies Inc.(a)	92,217	4,923,466

		29,108,160
APPAREL – 4.54%
Crocs Inc.(a)(b)	444,819	29,914,078
Deckers Outdoor Corp.(a)	68,777	7,551,715
Gymboree Corp.(a)	165,990	5,849,488
Iconix Brand Group Inc.(a)	96,105	2,286,338
K-Swiss Inc. Class A	146,392	3,353,841
Maidenform Brands Inc.(a)	54,253	861,538
Oxford Industries Inc.	38,471	1,389,573
Quiksilver Inc.(a)	672,344	9,614,519
SKECHERS U.S.A. Inc. Class A(a)	97,006	2,143,833
Volcom Inc.(a)	46,179	1,963,531
Wolverine World Wide Inc.	184,350	5,051,190

		69,979,644
AUTO MANUFACTURERS – 0.10%
A.S.V. Inc.(a)(b)	110,141	1,545,278

		1,545,278
AUTO PARTS & EQUIPMENT – 0.15%
Keystone Automotive Industries Inc.(a)	49,195	2,349,553

		2,349,553
BANKS – 4.78%
Alabama National BanCorporation	37,932	2,955,661
Boston Private Financial Holdings Inc.	108,088	3,009,170
Cascade Bancorp(b)	155,924	3,470,868
Corus Bankshares Inc.(b)	43,944	572,151
East West Bancorp Inc.	340,945	12,260,382
First Midwest Bancorp Inc.	97,534	3,331,761
Frontier Financial Corp.	118,649	2,768,081
Glacier Bancorp Inc.	167,061	3,762,214
Hanmi Financial Corp.	122,974	1,904,867
Independent Bank Corp. (Michigan)	56,461	623,894
Nara Bancorp Inc.	117,056	1,828,415
PrivateBancorp Inc.(b)	101,557	3,538,246
Prosperity Bancshares Inc.	127,757	4,236,422
Signature Bank(a)	87,678	3,088,896

Sterling Bancshares Inc.	163,246	1,862,637
Sterling Financial Corp. (Washington)	151,885	4,087,225
UCBH Holdings Inc.	561,302	9,811,559
Umpqua Holdings Corp.	161,102	3,223,651
United Community Banks Inc.	114,281	2,802,170
Wilshire Bancorp Inc.	86,141	944,967
Wintrust Financial Corp.	84,693	3,615,544

		73,698,781
BEVERAGES – 0.21%
Boston Beer Co. Inc. Class A(a)	41,465	2,017,687
Peet’s Coffee & Tea Inc.(a)	41,601	1,161,084

		3,178,771
BIOTECHNOLOGY – 1.26%
ArQule Inc.(a)	56,332	401,647
CryoLife Inc.(a)	34,606	327,027
Enzo Biochem Inc.(a)	67,123	761,846
Integra LifeSciences Holdings Corp.(a)(b)	100,776	4,895,698
LifeCell Corp.(a)	130,131	4,889,022
Martek Biosciences Corp.(a)	109,539	3,179,917
Regeneron Pharmaceuticals Inc.(a)	209,844	3,735,223
Savient Pharmaceuticals Inc.(a)	90,242	1,313,021

		19,503,401
BUILDING MATERIALS – 0.79%
Drew Industries Inc.(a)	98,927	4,024,350
NCI Building Systems Inc.(a)	39,356	1,700,573
Simpson Manufacturing Co. Inc.(b)	204,193	6,503,547

		12,228,470
COMMERCIAL SERVICES – 3.63%
Aaron Rents Inc.	166,542	3,713,887
Administaff Inc.	43,943	1,595,131
AMN Healthcare Services Inc.(a)	169,553	3,175,728
Arbitron Inc.	91,552	4,150,968
Bankrate Inc.(a)(b)	67,633	3,119,234
Bright Horizons Family Solutions Inc.(a)	143,550	6,149,682
Coinstar Inc.(a)	153,024	4,922,782
Cross Country Healthcare Inc.(a)	94,186	1,645,429
Healthcare Services Group Inc.(b)	140,976	2,857,584
Heidrick & Struggles International Inc.(a)	26,492	965,633
Kendle International Inc.(a)	26,012	1,080,278
Labor Ready Inc.(a)	114,161	2,113,120
MAXIMUS Inc.	56,133	2,446,276
On Assignment Inc.(a)	62,032	579,379
PAREXEL International Corp.(a)	72,982	3,011,967
PharmaNet Development Group Inc.(a)	102,103	2,964,050
Pre-Paid Legal Services Inc.(a)(b)	48,918	2,712,992
Rewards Network Inc.(a)	143,769	697,280
Universal Technical Institute Inc.(a)	41,240	742,320
Watson Wyatt Worldwide Inc.	164,016	7,370,879

		56,014,599
COMPUTERS – 4.09%
Ansoft Corp.(a)	68,710	2,266,056
CACI International Inc. Class A(a)	164,038	8,380,701
Catapult Communications Corp.(a)	24,001	183,368
FactSet Research Systems Inc.	233,655	16,017,050
Hutchinson Technology Inc.(a)	81,027	1,993,264
Manhattan Associates Inc.(a)	142,370	3,902,362
Mercury Computer Systems Inc.(a)(b)	72,994	750,378
MICROS Systems Inc.(a)	222,592	14,484,061

MTS Systems Corp.	50,748	2,111,117
SI International Inc.(a)	17,454	498,661
Stratasys Inc.(a)	84,431	2,326,918
Sykes Enterprises Inc.(a)	50,110	832,327
Synaptics Inc.(a)	143,566	6,856,712
Tyler Technologies Inc.(a)	188,956	2,522,563

		63,125,538
COSMETICS & PERSONAL CARE – 0.30%
Chattem Inc.(a)	65,055	4,587,679

		4,587,679
DISTRIBUTION & WHOLESALE – 1.50%
LKQ Corp.(a)	292,411	10,178,827
Pool Corp.(b)	269,970	6,743,851
ScanSource Inc.(a)(b)	141,703	3,983,271
Watsco Inc.	48,399	2,247,166

		23,153,115
DIVERSIFIED FINANCIAL SERVICES – 1.64%
Investment Technology Group Inc.(a)	242,585	10,426,303
optionsXpress Holdings Inc.	241,270	6,306,798
Portfolio Recovery Associates Inc.(b)	87,607	4,649,303
TradeStation Group Inc.(a)	58,040	677,327
World Acceptance Corp.(a)	95,724	3,166,550

		25,226,281
ELECTRIC – 0.14%
El Paso Electric Co.(a)	92,633	2,142,601

		2,142,601
ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
Greatbatch Inc.(a)	122,942	3,269,028
Littelfuse Inc.(a)	52,395	1,869,978
Magnetek Inc.(a)	54,257	260,434

		5,399,440
ELECTRONICS – 6.92%
Bel Fuse Inc. Class B	22,389	776,003
Brady Corp. Class A	130,315	4,675,702
Checkpoint Systems Inc.(a)	92,503	2,441,154
Cubic Corp.	49,049	2,068,396
Cymer Inc.(a)	71,631	2,749,914
Daktronics Inc.(b)	177,792	4,839,498
Dionex Corp.(a)	102,241	8,124,070
FARO Technologies Inc.(a)	72,616	3,205,996
FEI Co.(a)	90,510	2,844,729
FLIR Systems Inc.(a)(b)	361,969	20,049,463
Itron Inc.(a)(b)	165,662	15,418,162
LoJack Corp.(a)	66,406	1,259,058
Rogers Corp.(a)	54,225	2,233,528
Sonic Solutions Inc.(a)	63,995	670,028
Technitrol Inc.	73,582	1,983,035
Trimble Navigation Ltd.(a)	648,428	25,424,862
TTM Technologies Inc.(a)	89,148	1,031,442
Watts Water Technologies Inc. Class A	74,409	2,284,356
Woodward Governor Co.	61,753	3,853,387
X-Rite Inc.	55,820	806,041

		106,738,824
ENERGY - ALTERNATE SOURCES – 0.22%
Headwaters Inc.(a)(b)	231,139	3,439,348

		3,439,348

ENGINEERING & CONSTRUCTION – 0.06%
Insituform Technologies Inc. Class A(a)	63,389	965,414

		965,414
ENTERTAINMENT – 0.19%
Shuffle Master Inc.(a)(b)	192,712	2,881,044

		2,881,044
ENVIRONMENTAL CONTROL – 0.93%
Tetra Tech Inc.(a)	117,966	2,491,442
Waste Connections Inc.(a)	371,806	11,808,559

		14,300,001
FOOD – 1.90%
Corn Products International Inc.	158,577	7,273,927
Hain Celestial Group Inc.(a)(b)	102,075	3,279,670
J&J Snack Foods Corp.	42,841	1,491,724
Ralcorp Holdings Inc.(a)	85,345	4,763,958
Sanderson Farms Inc.	83,763	3,490,404
TreeHouse Foods Inc.(a)	93,791	2,537,047
United Natural Foods Inc.(a)	234,369	6,379,524

		29,216,254
FOREST PRODUCTS & PAPER – 0.08%
Deltic Timber Corp.	21,099	1,200,955

		1,200,955
GAS – 1.49%
Energen Corp.	243,022	13,881,417
Southern Union Co.	291,779	9,077,245

		22,958,662
HEALTH CARE - PRODUCTS – 9.40%
American Medical Systems Holdings Inc.(a)(b)	394,067	6,679,436
ArthroCare Corp.(a)(b)	150,193	8,394,287
BioLase Technology Inc.(a)(b)	128,763	880,739
CONMED Corp.(a)	55,164	1,544,040
Cooper Companies Inc. (The)	244,685	12,826,388
Cyberonics Inc.(a)	70,359	980,804
DJO Inc.(a)	77,660	3,813,106
Haemonetics Corp.(a)	91,571	4,525,439
Hologic Inc.(a)(b)	294,084	17,939,124
ICU Medical Inc.(a)	70,354	2,726,217
IDEXX Laboratories Inc.(a)	169,334	18,557,313
Immucor Inc.(a)	377,650	13,500,988
Kensey Nash Corp.(a)	65,051	1,698,482
LCA-Vision Inc.	47,976	1,410,015
Mentor Corp.	184,868	8,513,171
Meridian Bioscience Inc.	89,042	2,699,753
Merit Medical Systems Inc.(a)	151,122	1,961,564
Palomar Medical Technologies Inc.(a)	41,849	1,192,278
PolyMedica Corp.	124,334	6,530,022
Possis Medical Inc.(a)	92,773	1,257,074
PSS World Medical Inc.(a)	136,162	2,604,779
Respironics Inc.(a)	402,825	19,347,685
SurModics Inc.(a)(b)	82,590	4,047,736
Vital Sign Inc.	23,932	1,247,814

		144,878,254

HEALTH CARE - SERVICES – 4.47%
Amedisys Inc.(a)	142,128	5,460,558
AMERIGROUP Corp.(a)	106,239	3,663,121

AmSurg Corp.(a)	166,518	3,841,570
Centene Corp.(a)	119,299	2,566,121
Healthways Inc.(a)	193,223	10,428,245
LHC Group Inc.(a)	36,411	781,744
Matria Healthcare Inc.(a)	50,917	1,331,989
Odyssey Healthcare Inc.(a)	179,692	1,726,840
Pediatrix Medical Group Inc.(a)	267,714	17,513,850
Sierra Health Services Inc.(a)	306,455	12,929,336
Sunrise Senior Living Inc.(a)	244,969	8,664,554

		68,907,928
HOME BUILDERS – 0.39%
Meritage Homes Corp.(a)	136,461	1,926,829
Winnebago Industries Inc.(b)	168,650	4,027,362

		5,954,191
HOME FURNISHINGS – 0.09%
Universal Electronics Inc.(a)	40,422	1,313,715

		1,313,715
HOUSEHOLD PRODUCTS & WARES – 0.78%
Central Garden & Pet Co. Class A(a)	116,427	1,045,514
Fossil Inc.(a)	249,600	9,325,056
WD-40 Co.	48,809	1,666,339

		12,036,909
HOUSEWARES – 0.83%
Toro Co. (The)	216,948	12,763,051

		12,763,051
INSURANCE – 3.40%
Delphi Financial Group Inc. Class A	139,610	5,643,036
Hilb Rogal & Hobbs Co.	201,538	8,732,642
Infinity Property and Casualty Corp.	105,896	4,259,137
Philadelphia Consolidated Holding Corp.(a)	316,249	13,073,734
ProAssurance Corp.(a)	120,422	6,487,133
RLI Corp.	71,331	4,045,894
Tower Group Inc.	54,799	1,434,638
Triad Guaranty Inc.(a)(b)	49,449	938,048
United Fire & Casualty Co.	63,295	2,474,202
Zenith National Insurance Corp.	117,663	5,281,892

		52,370,356
INTERNET – 1.64%
Authorize.Net Holdings Inc.(a)	56,601	997,876
Blue Coat Systems Inc.(a)	27,601	2,173,855
Blue Nile Inc.(a)(b)	23,806	2,240,621
CyberSource Corp.(a)(b)	68,706	803,173
j2 Global Communications Inc.(a)(b)	270,952	8,868,259
Knot Inc. (The)(a)	69,217	1,471,553
Napster Inc.(a)	68,404	223,681
PCTEL Inc.(a)	28,426	215,753
Perficient Inc.(a)	60,463	1,322,326
Secure Computing Corp.(a)	168,950	1,643,883
Stamps.com Inc.(a)	44,352	530,893
Websense Inc.(a)	246,421	4,861,886

		25,353,759
LEISURE TIME – 0.75%
Multimedia Games Inc.(a)(b)	110,042	937,558
Nautilus Inc.(b)	171,237	1,364,759
Polaris Industries Inc.(b)	138,822	6,055,416
WMS Industries Inc.(a)	98,995	3,276,734

		11,634,467

LODGING – 0.13%
Monarch Casino & Resort Inc.(a)	72,708	2,068,543

		2,068,543
MACHINERY – 2.83%
Astec Industries Inc.(a)	29,694	1,705,920
Cascade Corp.	19,727	1,285,609
Gardner Denver Inc.(a)	160,941	6,276,699
Intevac Inc.(a)	34,375	522,500
Lindsay Corp.	33,596	1,470,833
Manitowoc Co. Inc. (The)	684,752	30,320,818
Robbins & Myers Inc.	35,447	2,030,759

		43,613,138
MANUFACTURING – 2.19%
Acuity Brands Inc.	100,533	5,074,906
AptarGroup Inc.	202,976	7,686,701
Ceradyne Inc.(a)	149,201	11,300,484
CLARCOR Inc.	166,326	5,690,012
EnPro Industries Inc.(a)	71,873	2,918,044
Griffon Corp.(a)	76,909	1,161,326

		33,831,473
METAL FABRICATE & HARDWARE – 0.47%
Kaydon Corp.	58,644	3,048,902
Valmont Industries Inc.	50,190	4,258,621

		7,307,523
MINING – 0.35%
Brush Engineered Materials Inc.(a)	27,704	1,437,561
RTI International Metals Inc.(a)	49,345	3,911,085

		5,348,646
OFFICE FURNISHINGS – 0.09%
Interface Inc. Class A	80,272	1,448,910

		1,448,910
OIL & GAS – 4.83%
Atwood Oceanics Inc.(a)	64,976	4,974,563
Cabot Oil & Gas Corp.	528,879	18,595,386
Penn Virginia Corp.	207,172	9,111,425
Petroleum Development Corp.(a)	81,577	3,617,940
Pioneer Drilling Co.(a)	53,179	647,720
St. Mary Land & Exploration Co.	346,687	12,366,325
Stone Energy Corp.(a)	153,344	6,135,293
Swift Energy Co.(a)	164,213	6,719,596
Unit Corp.(a)	253,709	12,279,516

		74,447,764
OIL & GAS SERVICES – 5.81%
CARBO Ceramics Inc.	111,252	5,643,814
Dril-Quip Inc.(a)	77,319	3,815,693
Gulf Island Fabrication Inc.	35,547	1,364,649
Helix Energy Solutions Group Inc.(a)(b)	498,526	21,167,414
Hornbeck Offshore Services Inc.(a)(b)	126,370	4,637,779
ION Geophysical Corp.(a)	103,709	1,434,295
Lufkin Industries Inc.	36,684	2,018,354
Matrix Service Co.(a)	88,381	1,851,582
NATCO Group Inc. Class A(a)	42,708	2,210,139
Oceaneering International Inc.(a)	297,522	22,552,168
SEACOR Holdings Inc.(a)	46,289	4,402,084

Superior Well Services Inc.(a)	41,545	944,318
Tetra Technologies Inc.(a)	242,066	5,117,275
W-H Energy Services Inc.(a)	167,246	12,334,392

		89,493,956
PHARMACEUTICALS – 1.80%
Bradley Pharmaceuticals Inc.(a)	73,604	1,339,593
HealthExtras Inc.(a)	195,980	5,454,123
Mannatech Inc.(b)	38,046	308,173
MGI PHARMA INC.(a)	245,162	6,810,600
Noven Pharmaceuticals Inc.(a)	135,630	2,160,586
PetMed Express Inc.(a)	132,370	1,854,504
PharMerica Corp.(a)(b)	84,136	1,255,309
Sciele Pharma Inc.(a)(b)	187,935	4,890,069
USANA Health Sciences Inc.(a)(b)	46,123	2,017,881
ViroPharma Inc.(a)	182,399	1,623,351

		27,714,189
REAL ESTATE INVESTMENT TRUSTS – 0.78%
Essex Property Trust Inc.	55,088	6,476,696
Kilroy Realty Corp.	57,297	3,473,917
PS Business Parks Inc.	37,562	2,135,400

		12,086,013
RETAIL – 9.20%
Big 5 Sporting Goods Corp.	38,669	723,110
Brown Shoe Co. Inc.	89,120	1,728,928
Cabela’s Inc. Class A(a)(b)	94,836	2,242,871
California Pizza Kitchen Inc.(a)	106,525	1,871,644
Cash America International Inc.	103,605	3,895,548
Cato Corp. Class A	86,099	1,759,864
CEC Entertainment Inc.(a)	176,644	4,746,424
Charlotte Russe Holding Inc.(a)	101,982	1,493,016
Children’s Place Retail Stores Inc. (The)(a)	127,647	3,099,269
Christopher & Banks Corp.	197,928	2,398,887
Dress Barn Inc.(a)	256,950	4,370,719
Finish Line Inc. (The) Class A	107,461	466,381
First Cash Financial Services Inc.(a)	112,936	2,644,961
Genesco Inc.(a)	92,575	4,270,485
Guitar Center Inc.(a)(b)	161,952	9,603,754
Hibbett Sports Inc.(a)	170,508	4,228,598
Hot Topic Inc.(a)	241,837	1,804,104
IHOP Corp.	38,089	2,412,176
Jack in the Box Inc.(a)	171,719	11,134,260
Jos. A. Bank Clothiers Inc.(a)(b)	99,413	3,322,382
Lithia Motors Inc. Class A	19,138	326,494
MarineMax Inc.(a)	47,380	689,853
Men’s Wearhouse Inc. (The)	165,974	8,385,006
Movado Group Inc.	41,870	1,336,490
P.F. Chang’s China Bistro Inc.(a)(b)	141,434	4,186,446
Panera Bread Co. Class A(a)(b)	175,369	7,155,055
Papa John’s International Inc.(a)	117,624	2,874,731
Red Robin Gourmet Burgers Inc.(a)	43,862	1,881,680
Ruth’s Chris Steak House Inc.(a)	49,388	703,779
School Specialty Inc.(a)	42,000	1,454,460
Select Comfort Corp.(a)(b)	153,487	2,141,144
Sonic Corp.(a)	343,880	8,046,792
Stage Stores Inc.	226,860	4,135,658
Steak n Shake Co. (The)(a)	86,532	1,298,845
Texas Roadhouse Inc. Class A(a)	161,371	1,888,041
Tractor Supply Co.(a)(b)	189,928	8,753,782
Triarc Companies Inc. Class B	116,640	1,459,166
Tuesday Morning Corp.	98,056	881,523

Tween Brands Inc.(a)	168,622	5,537,546
World Fuel Services Corp.	100,273	4,092,141
Zale Corp.(a)(b)	144,952	3,354,189
Zumiez Inc.(a)	68,453	3,037,260

		141,837,462
SAVINGS & LOANS – 0.38%
Anchor BanCorp Wisconsin Inc.	51,008	1,377,216
BankUnited Financial Corp. Class A	72,511	1,126,821
FirstFed Financial Corp.(a)(b)	42,212	2,091,605
Franklin Bank Corp.(a)	137,747	1,267,272

		5,862,914
SEMICONDUCTORS – 2.43%
Actel Corp.(a)	39,882	427,934
AMIS Holdings Inc.(a)	355,976	3,456,527
ATMI Inc.(a)	63,660	1,893,885
Cabot Microelectronics Corp.(a)	130,527	5,580,029
Diodes Inc.(a)	168,364	5,404,484
DSP Group Inc.(a)	97,569	1,544,517
Kopin Corp.(a)	118,175	450,247
Microsemi Corp.(a)	179,817	5,013,298
Rudolph Technologies Inc.(a)	50,170	693,851
Standard Microsystems Corp.(a)	56,780	2,181,488
Supertex Inc.(a)	29,904	1,192,572
Varian Semiconductor Equipment Associates Inc.(a)	179,797	9,622,735

		37,461,567
SOFTWARE – 4.56%
Allscripts Healthcare Solutions Inc.(a)(b)	130,216	3,519,738
ANSYS Inc.(a)	424,705	14,512,170
Avid Technology Inc.(a)	56,454	1,528,774
Blackbaud Inc.	241,254	6,089,251
Captaris Inc.(a)	39,971	211,447
Concur Technologies Inc.(a)	82,105	2,587,950
Epicor Software Corp.(a)	191,333	2,634,655
EPIQ Systems Inc.(a)	120,051	2,259,360
Informatica Corp.(a)	190,376	2,988,903
JDA Software Group Inc.(a)	49,484	1,022,339
ManTech International Corp. Class A(a)	102,831	3,699,859
Neoware Inc.(a)	111,557	1,809,455
Omnicell Inc.(a)	70,488	2,011,728
Phase Forward Inc.(a)	68,556	1,371,806
Phoenix Technologies Ltd.(a)	54,728	586,137
Progress Software Corp.(a)	134,701	4,081,440
Quality Systems Inc.(b)	95,018	3,480,509
Smith Micro Software Inc.(a)	53,291	855,853
SPSS Inc.(a)	33,853	1,392,712
SYNNEX Corp.(a)	52,062	1,070,395
Take-Two Interactive Software Inc.(a)(b)	405,278	6,922,148
THQ Inc.(a)	226,220	5,650,976

		70,287,605
STORAGE & WAREHOUSING – 0.31%
Mobile Mini Inc.(a)(b)	199,400	4,817,504

		4,817,504
TELECOMMUNICATIONS – 1.50%
Arris Group Inc.(a)	119,620	1,477,307
C-COR Inc.(a)	64,810	744,667
Comtech Telecommunications Corp.(a)	127,031	6,794,888
Ditech Networks Inc.(a)	42,266	222,742

General Communication Inc. Class A(a)	250,474	3,040,754
Harmonic Inc.(a)	116,068	1,231,481
NETGEAR Inc.(a)	191,709	5,831,788
Network Equipment Technologies Inc.(a)	35,445	513,953
Novatel Wireless Inc.(a)(b)	38,275	866,929
Viasat Inc.(a)	76,286	2,351,897

		23,076,406
TEXTILES – 0.09%
UniFirst Corp.	35,643	1,335,187

		1,335,187
TOYS, GAMES & HOBBIES – 0.15%
RC2 Corp.(a)	81,198	2,248,373

		2,248,373
TRANSPORTATION – 3.08%
Bristow Group Inc.(a)	67,511	2,950,906
Forward Air Corp.	161,474	4,808,696
Heartland Express Inc.	317,759	4,537,599
Hub Group Inc. Class A(a)	75,466	2,266,244
Kirby Corp.(a)	291,663	12,874,005
Knight Transportation Inc.	316,947	5,454,658
Landstar System Inc.	299,844	12,584,453
Old Dominion Freight Line Inc.(a)	86,573	2,075,155

		47,551,716

TOTAL COMMON STOCKS
(Cost: $1,381,986,950)		1,542,308,123
SHORT-TERM INVESTMENTS – 9.07%

MONEY MARKET FUNDS – 9.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	2,354,442	2,354,442
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	137,444,325	137,444,325

		139,798,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,798,767)		139,798,767

TOTAL INVESTMENTS IN SECURITIES – 109.11%
(Cost: $1,521,785,717)		1,682,106,890
Other Assets, Less Liabilities – (9.11)%		(140,509,088)

NET ASSETS – 100.00%		$1,541,597,802

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.33%
inVentiv Health Inc.(a)	135,072	$5,918,855

		5,918,855
AEROSPACE & DEFENSE – 2.35%
AAR Corp.(a)	225,224	6,833,296
EDO Corp.	41,444	2,321,278
Esterline Technologies Corp.(a)	101,897	5,813,224
GenCorp Inc.(a)	179,756	2,149,882
Kaman Corp.	146,754	5,071,818
Moog Inc. Class A(a)	124,467	5,469,080
Teledyne Technologies Inc.(a)	108,976	5,818,229
Triumph Group Inc.	99,412	8,122,955

		41,599,762
AGRICULTURE – 0.20%
Alliance One International Inc.(a)	531,629	3,476,854

		3,476,854
AIRLINES – 0.65%
Frontier Airlines Holdings Inc.(a)(b)	222,404	1,376,681
Mesa Air Group Inc.(a)	174,566	775,073
SkyWest Inc.	371,308	9,345,822

		11,497,576
APPAREL – 1.01%
Ashworth Inc.(a)	88,056	541,544
Iconix Brand Group Inc.(a)	234,399	5,576,352
Kellwood Co.(b)	155,743	2,655,418
Maidenform Brands Inc.(a)	56,289	893,869
Oxford Industries Inc.	51,261	1,851,547
SKECHERS U.S.A. Inc. Class A(a)	75,507	1,668,705
Volcom Inc.(a)	37,281	1,585,188
Wolverine World Wide Inc.	113,527	3,110,640

		17,883,263
AUTO MANUFACTURERS – 0.12%
Wabash National Corp.	182,577	2,061,294

		2,061,294
AUTO PARTS & EQUIPMENT – 0.33%
Keystone Automotive Industries Inc.(a)	45,591	2,177,426
Standard Motor Products Inc.	66,432	624,461
Superior Industries International Inc.(b)	138,406	3,002,026

		5,803,913
BANKS – 7.34%
Alabama National BanCorporation	59,766	4,656,967
Bank Mutual Corp.	330,907	3,901,394
Boston Private Financial Holdings Inc.	105,318	2,932,053

Central Pacific Financial Corp.	182,152	5,318,838
Chittenden Corp.	273,800	9,626,808
Community Bank System Inc.	178,819	3,490,547
Corus Bankshares Inc.(b)	149,159	1,942,050
First BanCorp (Puerto Rico)	454,263	4,315,498
First Commonwealth Financial Corp.(b)	380,008	4,202,888
First Financial Bancorp	191,826	2,451,536
First Indiana Corp.	77,562	2,429,242
First Midwest Bancorp Inc.	189,362	6,468,606
Fremont General Corp.(b)	375,939	1,466,162
Frontier Financial Corp.	102,643	2,394,661
Glacier Bancorp Inc.	137,067	3,086,749
Hanmi Financial Corp.	107,236	1,661,086
Independent Bank Corp. (Michigan)	51,550	569,628
Irwin Financial Corp.	113,003	1,245,293
Prosperity Bancshares Inc.	80,527	2,670,275
Provident Bankshares Corp.	192,974	6,045,875
Signature Bank(a)	82,030	2,889,917
South Financial Group Inc. (The)	441,259	10,034,230
Sterling Bancorp	109,165	1,528,310
Sterling Bancshares Inc.	258,989	2,955,065
Sterling Financial Corp. (Washington)	141,380	3,804,536
Susquehanna Bancshares Inc.	312,116	6,273,532
TrustCo Bank Corp. NY(b)	449,100	4,908,663
Umpqua Holdings Corp.	191,090	3,823,711
United Bancshares Inc.	229,235	6,977,913
United Community Banks Inc.	120,623	2,957,676
Whitney Holding Corp.	402,688	10,622,909
Wintrust Financial Corp.	52,398	2,236,871

		129,889,489
BEVERAGES – 0.09%
Boston Beer Co. Inc. Class A(a)	15,768	767,271
Peet’s Coffee & Tea Inc.(a)	28,511	795,742

		1,563,013
BIOTECHNOLOGY – 0.80%
ArQule Inc.(a)	137,761	982,236
Cambrex Corp.	171,786	1,870,750
CryoLife Inc.(a)	103,525	978,311
Enzo Biochem Inc.(a)	113,465	1,287,828
LifeCell Corp.(a)	40,594	1,525,117
Martek Biosciences Corp.(a)	74,024	2,148,917
Regeneron Pharmaceuticals Inc.(a)	166,648	2,966,334
Savient Pharmaceuticals Inc.(a)	163,248	2,375,258

		14,134,751
BUILDING MATERIALS – 2.12%
Apogee Enterprises Inc.	171,687	4,453,561
Lennox International Inc.	399,777	13,512,463
NCI Building Systems Inc.(a)(b)	77,096	3,331,318
Texas Industries Inc.	163,121	12,804,998
Universal Forest Products Inc.	114,017	3,409,108

		37,511,448
CHEMICALS – 2.51%
Arch Chemicals Inc.	146,563	6,870,873
Fuller (H.B.) Co.	362,694	10,764,758
Georgia Gulf Corp.(b)	206,694	2,873,047
OM Group Inc.(a)	179,294	9,468,516
OMNOVA Solutions Inc.(a)	249,652	1,442,989
Penford Corp.	54,228	2,044,396
PolyOne Corp.(a)	557,555	4,164,936

Quaker Chemical Corp.	61,116	1,437,448
Schulman (A.) Inc.	156,616	3,090,034
Tronox Inc. Class B	249,400	2,252,082

		44,409,079
COAL – 0.60%
Massey Energy Co.	484,391	10,569,412

		10,569,412
COMMERCIAL SERVICES – 4.56%
Aaron Rents Inc.	130,503	2,910,217
ABM Industries Inc.	262,911	5,252,962
Administaff Inc.	94,099	3,415,794
Arbitron Inc.	78,734	3,569,800
Bowne & Co. Inc.	166,794	2,778,788
CDI Corp.	78,641	2,192,511
Chemed Corp.	142,816	8,877,443
Consolidated Graphics Inc.(a)	79,985	5,022,258
CPI Corp.	31,785	1,224,358
Cross Country Healthcare Inc.(a)	73,587	1,285,565
Gevity HR Inc.	141,500	1,450,375
Healthcare Services Group Inc.	95,205	1,929,805
Heidrick & Struggles International Inc.(a)	79,369	2,893,000
Hooper Holmes Inc.(a)	398,588	940,668
Kendle International Inc.(a)	46,198	1,918,603
Labor Ready Inc.(a)	153,653	2,844,117
Live Nation Inc.(a)(b)	394,081	8,374,221
MAXIMUS Inc.	71,473	3,114,793
Midas Inc.(a)	81,176	1,531,791
On Assignment Inc.(a)	143,113	1,336,675
PAREXEL International Corp.(a)	86,068	3,552,026
Spherion Corp.(a)	337,789	2,790,137
StarTek Inc.	65,278	661,266
Universal Technical Institute Inc.(a)	95,651	1,721,718
Viad Corp.	125,906	4,532,616
Volt Information Sciences Inc.(a)	78,495	1,384,652
Watson Wyatt Worldwide Inc.	73,487	3,302,506

		80,808,665
COMPUTERS – 1.09%
Agilysys Inc.	160,531	2,712,974
Ansoft Corp.(a)	20,052	661,315
Catapult Communications Corp.(a)	19,368	147,972
CIBER Inc.(a)	326,785	2,552,191
Hutchinson Technology Inc.(a)	67,963	1,671,890
Mercury Computer Systems Inc.(a)(b)	55,443	569,954
MTS Systems Corp.	51,750	2,152,800
Radiant Systems Inc.(a)	157,364	2,491,072
RadiSys Corp.(a)	133,231	1,658,726
SI International Inc.(a)	58,158	1,661,574
Stratasys Inc.(a)	29,888	823,713
Sykes Enterprises Inc.(a)	128,767	2,138,820

		19,243,001
COSMETICS & PERSONAL CARE – 0.17%
Chattem Inc.(a)(b)	43,600	3,074,672

		3,074,672
DISTRIBUTION & WHOLESALE – 1.72%
Bell Microproducts Inc.(a)	185,016	1,150,800
Brightpoint Inc.(a)	306,132	4,595,041
Building Materials Holding Corp.(b)	177,307	1,875,908
Owens & Minor Inc.	240,892	9,175,576

United StationersInc.(a)	167,407	9,294,437
Watsco Inc.	94,369	4,381,553

		30,473,315
DIVERSIFIED FINANCIAL SERVICES – 0.86%
Financial Federal Corp.	154,424	4,325,416
LaBranche & Co. Inc.(a)(b)	324,592	1,519,091
Piper Jaffray Companies(a)	110,531	5,924,462
SWS Group Inc.	135,284	2,393,174
TradeStation Group Inc.(a)	91,412	1,066,778

		15,228,921
ELECTRIC – 2.45%
ALLETE Inc.	154,153	6,899,888
Avista Corp.	315,848	6,427,507
Central Vermont Public Service Corp.	61,457	2,245,639
CH Energy Group Inc.	81,264	3,884,419
Cleco Corp.	352,424	8,905,754
El Paso Electric Co.(a)	173,242	4,007,087
UIL Holdings Corp.	150,635	4,745,003
UniSource Energy Corp.	211,172	6,311,931

		43,427,228
ELECTRICAL COMPONENTS & EQUIPMENT – 1.19%
Advanced Energy Industries Inc.(a)	214,578	3,240,128
Belden Inc.	266,413	12,497,434
C&D Technologies Inc.(a)(b)	139,678	695,596
Littelfuse Inc.(a)	76,639	2,735,246
Magnetek Inc.(a)	102,978	494,294
Vicor Corp.	115,788	1,403,351

		21,066,049
ELECTRONICS – 5.03%
Analogic Corp.	83,724	5,338,242
Bel Fuse Inc. Class B	46,847	1,623,717
Benchmark Electronics Inc.(a)	430,516	10,276,417
Brady Corp. Class A	180,835	6,488,360
Checkpoint Systems Inc.(a)	134,611	3,552,384
Coherent Inc.(a)	186,946	5,997,228
CTS Corp.	215,613	2,781,408
Cubic Corp.	39,383	1,660,781
Cymer Inc.(a)	112,944	4,335,920
Electro Scientific Industries Inc.(a)	168,866	4,046,029
FARO Technologies Inc.(a)	20,195	891,609
FEI Co.(a)	108,446	3,408,458
Keithley Instruments Inc.	78,758	834,835
LoJack Corp.(a)	39,779	754,210
Methode Electronics Inc.	226,031	3,401,767
Park Electrochemical Corp.	121,836	4,091,253
Photon Dynamics Inc.(a)	101,357	917,281
Planar Systems Inc.(a)(b)	100,087	671,584
Plexus Corp.(a)	276,998	7,589,745
Rogers Corp.(a)	47,144	1,941,861
Sonic Solutions Inc.(a)	76,304	798,903
Technitrol Inc.	164,052	4,421,201
TTM Technologies Inc.(a)	155,510	1,799,251
Watts Water Technologies Inc. Class A	98,891	3,035,954
Woodward Governor Co.	109,939	6,860,194
X-Rite Inc.	111,558	1,610,898

		89,129,490
ENGINEERING & CONSTRUCTION – 3.36%
EMCOR Group Inc.(a)	384,345	12,053,059

Insituform Technologies Inc. Class A(a)(b)	94,365	1,437,179
Shaw Group Inc. (The)(a)(b)	481,230	27,959,462
URS Corp.(a)	318,096	17,956,519

		59,406,219
ENTERTAINMENT – 0.55%
Pinnacle Entertainment Inc.(a)	356,873	9,717,652

		9,717,652
ENVIRONMENTAL CONTROL – 0.26%
Tetra Tech Inc.(a)	220,130	4,649,146

		4,649,146
FOOD – 3.05%
Corn Products International Inc.	270,475	12,406,688
Flowers Foods Inc.	463,678	10,108,180
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	117,883	3,590,716
Hain Celestial Group Inc.(a)(b)	126,075	4,050,790
J&J Snack Foods Corp.	35,729	1,244,084
Lance Inc.	186,342	4,289,593
Nash Finch Co.(b)	80,826	3,219,300
Performance Food Group Co.(a)	212,038	6,388,705
Ralcorp Holdings Inc.(a)	62,285	3,476,749
Spartan Stores Inc.	130,811	2,947,172
TreeHouse Foods Inc.(a)	84,630	2,289,241

		54,011,218
FOREST PRODUCTS & PAPER – 1.18%
Buckeye Technologies Inc.(a)	229,857	3,480,035
Caraustar Industries Inc.(a)	158,356	706,268
Deltic Timber Corp.	39,118	2,226,597
Neenah Paper Inc.	89,603	2,964,963
Rock-Tenn Co. Class A	210,630	6,087,207
Schweitzer-Mauduit International Inc.	94,723	2,207,046
Wausau Paper Corp.	291,101	3,245,776

		20,917,892
GAS – 5.49%
Atmos Energy Corp.	531,746	15,059,047
Energen Corp.	162,791	9,298,622
Laclede Group Inc. (The)	129,627	4,184,360
New Jersey Resources Corp.	167,623	8,312,425
Northwest Natural Gas Co.	158,825	7,258,302
Piedmont Natural Gas Co.(b)	442,012	11,090,081
South Jersey Industries Inc.	176,468	6,141,086
Southern Union Co.	389,569	12,119,492
Southwest Gas Corp.	253,400	7,168,686
UGI Corp.	635,613	16,513,226

		97,145,327
HAND & MACHINE TOOLS – 1.11%
Baldor Electric Co.	270,244	10,796,248
Regal Beloit Corp.	186,141	8,914,292

		19,710,540
HEALTH CARE - PRODUCTS – 1.96%
CONMED Corp.(a)(b)	108,284	3,030,869
Cyberonics Inc.(a)	55,324	771,217
Datascope Corp.	77,052	2,605,128
DJO Inc.(a)	56,939	2,795,705
Haemonetics Corp.(a)	58,910	2,911,332
Invacare Corp.	191,417	4,475,329
LCA-Vision Inc.	67,324	1,978,652

Meridian Bioscience Inc.	131,285	3,980,561
Osteotech Inc.(a)	105,730	795,090
Palomar Medical Technologies Inc.(a)(b)	63,921	1,821,109
PSS World Medical Inc.(a)	253,930	4,857,681
Symmetry Medical Inc.(a)	212,691	3,551,940
Vital Sign Inc.	20,619	1,075,075

		34,649,688
HEALTH CARE - SERVICES – 1.29%
AMERIGROUP Corp.(a)	197,442	6,807,800
Centene Corp.(a)	131,283	2,823,897
Gentiva Health Services Inc.(a)	167,135	3,210,663
LHC Group Inc.(a)	34,153	733,265
Matria Healthcare Inc.(a)	72,133	1,886,999
MedCath Corp.(a)	82,056	2,253,258
RehabCare Group Inc.(a)	103,517	1,820,864
Res-Care Inc.(a)	143,147	3,269,477

		22,806,223
HOME BUILDERS – 0.88%
Champion Enterprises Inc.(a)	459,986	5,050,646
Coachmen Industries Inc.	85,103	570,190
Fleetwood Enterprises Inc.(a)(b)	385,682	3,297,581
M/I Homes Inc.	73,495	1,020,846
Monaco Coach Corp.	170,189	2,387,752
Skyline Corp.	39,096	1,176,008
Standard-Pacific Corp.(b)	389,971	2,140,941

		15,643,964
HOME FURNISHINGS – 0.64%
Audiovox Corp. Class A(a)	109,277	1,124,460
Bassett Furniture Industries Inc.	65,980	684,872
Ethan Allen Interiors Inc.	179,395	5,864,423
La-Z-Boy Inc.(b)	310,778	2,293,542
Universal Electronics Inc.(a)	41,782	1,357,915

		11,325,212
HOUSEHOLD PRODUCTS & WARES – 0.47%
Central Garden & Pet Co. Class A(a)	302,300	2,714,654
Russ Berrie and Co. Inc.(a)	92,512	1,554,202
Spectrum Brands Inc.(a)(b)	236,112	1,369,450
Standard Register Co. (The)	74,898	951,954
WD-40 Co.	50,068	1,709,322

		8,299,582
HOUSEWARES – 0.17%
Libbey Inc.	87,267	1,528,918
National Presto Industries Inc.	28,593	1,515,429

		3,044,347
INSURANCE – 2.26%
Delphi Financial Group Inc. Class A	110,313	4,458,851
LandAmerica Financial Group Inc.	100,537	3,918,932
Presidential Life Corp.	129,744	2,200,458
ProAssurance Corp.(a)	67,979	3,662,029
RLI Corp.	40,413	2,292,225
Safety Insurance Group Inc.	93,472	3,359,384
SCPIE Holdings Inc.(a)	50,493	1,123,469
Selective Insurance Group Inc.	319,639	6,801,918
Stewart Information Services Corp.	109,612	3,756,403
Tower Group Inc.	61,067	1,598,734
Triad Guaranty Inc.(a)(b)	15,064	285,764
United Fire & Casualty Co.	58,679	2,293,762

Zenith National Insurance Corp.	93,268	4,186,801

		39,938,730
INTERNET – 1.84%
Authorize.Net Holdings Inc.(a)	104,951	1,850,286
Blue Coat Systems Inc.(a)	63,162	4,974,639
Blue Nile Inc.(a)(b)	66,003	6,212,202
CyberSource Corp.(a)(b)	115,336	1,348,278
InfoSpace Inc.	199,052	3,495,353
Knot Inc. (The)(a)	90,008	1,913,570
MIVA Inc.(a)	179,198	845,815
Napster Inc.(a)	177,458	580,288
PCTEL Inc.(a)	93,500	709,665
Perficient Inc.(a)	111,803	2,445,132
Secure Computing Corp.(a)	160,441	1,561,091
Stamps.com Inc.(a)	53,999	646,368
United Online Inc.	403,154	6,051,342

		32,634,029
IRON & STEEL – 0.54%
Gibraltar Industries Inc.	179,132	3,313,942
Material Sciences Corp.(a)	77,176	819,609
Ryerson Inc.	158,800	5,357,912

		9,491,463
LEISURE TIME – 0.46%
Arctic Cat Inc.	72,500	1,186,100
Polaris Industries Inc.	62,282	2,716,741
WMS Industries Inc.(a)	128,518	4,253,946

		8,156,787
LODGING – 0.14%
Marcus Corp.	129,300	2,482,560

		2,482,560
MACHINERY – 2.55%
Albany International Corp. Class A(b)	156,783	5,877,795
Applied Industrial Technologies Inc.	219,430	6,765,027
Astec Industries Inc.(a)	79,965	4,593,989
Briggs & Stratton Corp.	296,961	7,477,478
Cascade Corp.	35,718	2,327,742
Cognex Corp.	259,011	4,600,035
Gardner Denver Inc.(a)	143,756	5,606,484
Gerber Scientific Inc.(a)	140,298	1,522,233
Intevac Inc.(a)	88,900	1,351,280
Lindsay Corp.(b)	33,214	1,454,109
Robbins & Myers Inc.	63,602	3,643,759

		45,219,931
MANUFACTURING – 2.63%
Acuity Brands Inc.	151,239	7,634,545
AptarGroup Inc.	188,907	7,153,908
Barnes Group Inc.(b)	264,124	8,430,838
CLARCOR Inc.	112,240	3,839,730
EnPro Industries Inc.(a)	50,777	2,061,546
Griffon Corp.(a)	73,348	1,107,555
Lydall Inc.(a)	99,667	924,910
Myers Industries Inc.	162,977	3,230,204
Smith (A.O.) Corp.	132,463	5,812,476
Standex International Corp.	75,105	1,553,171
Sturm, Ruger & Co. Inc.(a)	128,743	2,305,787
Tredegar Corp.	147,747	2,548,636

		46,603,306

MEDIA – 0.18%
4Kids Entertainment Inc.(a)	80,250	1,411,597
Radio One Inc. Class D(a)	467,354	1,743,230

		3,154,827
METAL FABRICATE & HARDWARE – 1.80%
Castle (A.M.) & Co.	95,651	3,118,223
Kaydon Corp.	104,663	5,441,429
Lawson Products Inc.	23,525	818,905
Mueller Industries Inc.	221,457	8,003,456
Quanex Corp.	221,968	10,428,057
Valmont Industries Inc.	48,650	4,127,952

		31,938,022
MINING – 1.40%
AMCOL International Corp.	132,800	4,394,352
Brush Engineered Materials Inc.(a)	91,592	4,752,709
Century Aluminum Co.(a)(b)	170,774	8,991,251
RTI International Metals Inc.(a)	84,220	6,675,277

		24,813,589
OFFICE FURNISHINGS – 0.24%
Interface Inc. Class A	234,995	4,241,660

		4,241,660
OIL & GAS – 0.57%
Atwood Oceanics Inc.(a)	93,845	7,184,773
Pioneer Drilling Co.(a)	238,671	2,907,013

		10,091,786
OIL & GAS SERVICES – 1.65%
Dril-Quip Inc.(a)	71,772	3,541,948
Gulf Island Fabrication Inc.	26,544	1,019,024
ION Geophysical Corp.(a)	309,331	4,278,048
Lufkin Industries Inc.	49,414	2,718,758
Matrix Service Co.(a)	63,156	1,323,118
NATCO Group Inc. Class A(a)	58,941	3,050,197
SEACOR Holdings Inc.(a)	90,929	8,647,348
Superior Well Services Inc.(a)	48,712	1,107,224
Tetra Technologies Inc.(a)	169,551	3,584,308

		29,269,973
PACKAGING & CONTAINERS – 0.05%
Chesapeake Corp.	114,286	966,860

		966,860
PHARMACEUTICALS – 0.90%
Alpharma Inc. Class A	254,553	5,437,252
Mannatech Inc.(b)	51,052	413,521
MGI PHARMA INC.(a)	210,662	5,852,190
PharMerica Corp.(a)(b)	90,450	1,349,514
Theragenics Corp.(a)	202,421	908,870
ViroPharma Inc.(a)	218,820	1,947,498

		15,908,845
REAL ESTATE INVESTMENT TRUSTS – 6.78%
Acadia Realty Trust	192,501	5,222,552
Colonial Properties Trust	280,283	9,613,707
EastGroup Properties Inc.	142,104	6,431,627
Entertainment Properties Trust	159,268	8,090,814
Essex Property Trust Inc.	90,104	10,593,527
Inland Real Estate Corp.	347,501	5,382,790

Kilroy Realty Corp.	132,841	8,054,150
Kite Realty Group Trust	173,597	3,263,624
Lexington Realty Trust	382,510	7,654,025
LTC Properties Inc.	123,522	2,923,766
Medical Properties Trust Inc.(b)	295,812	3,940,216
Mid-America Apartment Communities Inc.	152,413	7,597,788
National Retail Properties Inc.	400,512	9,764,483
Parkway Properties Inc.	95,309	4,206,939
PS Business Parks Inc.	54,792	3,114,925
Senior Housing Properties Trust	493,041	10,876,484
Sovran Self Storage Inc.	126,042	5,777,765
Tanger Factory Outlet Centers Inc.	187,031	7,591,588

		120,100,770
RETAIL – 6.27%
Big 5 Sporting Goods Corp.	92,490	1,729,563
Brown Shoe Co. Inc.	167,195	3,243,583
Cabela’s Inc. Class A(a)(b)	132,744	3,139,396
California Pizza Kitchen Inc.(a)	56,558	993,724
Casey’s General Store Inc.	302,506	8,379,416
Cash America International Inc.	64,073	2,409,145
Cato Corp. Class A	97,576	1,994,453
Charlotte Russe Holding Inc.(a)	36,088	528,328
CKE Restaurants Inc.	377,697	6,122,468
Cost Plus Inc.(a)(b)	116,900	469,938
Finish Line Inc. (The) Class A	97,258	422,100
First Cash Financial Services Inc.(a)	41,425	970,173
Fred’s Inc.	241,792	2,546,070
Genesco Inc.(a)	35,467	1,636,093
Group 1 Automotive Inc.	143,887	4,830,287
Haverty Furniture Companies Inc.	137,766	1,208,208
IHOP Corp.	47,231	2,991,139
Insight Enterprises Inc.(a)	291,934	7,534,817
Jo-Ann Stores Inc.(a)	147,708	3,116,639
Landry’s Restaurants Inc.	89,685	2,373,065
Lithia Motors Inc. Class A	74,373	1,268,803
Longs Drug Stores Corp.	186,606	9,268,720
MarineMax Inc.(a)	60,157	875,886
Men’s Wearhouse Inc. (The)	136,847	6,913,510
Movado Group Inc.	69,701	2,224,856
O’Charley’s Inc.	143,930	2,181,979
Pep Boys - Manny, Moe & Jack (The)	251,213	3,524,518
Rare Hospitality International Inc.(a)	57,679	2,198,147
Red Robin Gourmet Burgers Inc.(a)	52,423	2,248,947
Ruth’s Chris Steak House Inc.(a)	47,705	679,796
School Specialty Inc.(a)(b)	61,773	2,139,199
Select Comfort Corp.(a)(b)	104,247	1,454,246
Sonic Automotive Inc.	184,696	4,421,622
Steak n Shake Co. (The)(a)	73,843	1,108,383
Stein Mart Inc.	160,276	1,219,700
Texas Roadhouse Inc. Class A(a)	145,783	1,705,661
Triarc Companies Inc. Class B	249,839	3,125,486
Tuesday Morning Corp.(b)	70,840	636,852
World Fuel Services Corp.	62,084	2,533,648
Zale Corp.(a)(b)	135,439	3,134,058
Zumiez Inc.(a)	32,048	1,421,970

		110,924,592
SAVINGS & LOANS – 1.28%
Anchor BanCorp Wisconsin Inc.	50,563	1,365,201
BankAtlantic Bancorp Inc. Class A	259,020	2,245,703
BankUnited Financial Corp. Class A(b)	107,271	1,666,991
Brookline Bancorp Inc.	357,044	4,138,140

Dime Community Bancshares Inc.	157,205	2,353,359
Downey Financial Corp.(b)	116,536	6,735,781
FirstFed Financial Corp.(a)(b)	41,037	2,033,383
Flagstar Bancorp Inc.	221,210	2,152,373

		22,690,931
SEMICONDUCTORS – 4.38%
Actel Corp.(a)	112,311	1,205,097
ATMI Inc.(a)	135,900	4,043,025
Axcelis Technologies Inc.(a)	612,879	3,131,812
Brooks Automation Inc.(a)(b)	420,534	5,988,404
Cohu Inc.	137,472	2,577,600
DSP Group Inc.(a)	64,124	1,015,083
Exar Corp.(a)	294,057	3,840,384
Kopin Corp.(a)	258,084	983,300
Kulicke and Soffa Industries Inc.(a)(b)	324,189	2,749,123
Microsemi Corp.(a)	259,820	7,243,782
MKS Instruments Inc.(a)	295,681	5,623,853
Pericom Semiconductor Corp.(a)	157,033	1,840,427
Photronics Inc.(a)	251,430	2,868,816
Rudolph Technologies Inc.(a)	102,690	1,420,203
Skyworks Solutions Inc.(a)	957,990	8,660,230
Standard Microsystems Corp.(a)	75,248	2,891,028
Supertex Inc.(a)	49,859	1,988,377
Ultratech Inc.(a)(b)	140,972	1,953,872
Varian Semiconductor Equipment Associates Inc.(a)	260,031	13,916,859
Veeco Instruments Inc.(a)	188,606	3,655,184

		77,596,459
SOFTWARE – 2.64%
Allscripts Healthcare Solutions Inc.(a)(b)	182,935	4,944,733
Avid Technology Inc.(a)(b)	145,213	3,932,368
Captaris Inc.(a)	118,395	626,310
Concur Technologies Inc.(a)	165,689	5,222,517
Digi International Inc.(a)	152,066	2,165,420
Epicor Software Corp.(a)(b)	141,112	1,943,112
Informatica Corp.(a)	312,564	4,907,255
JDA Software Group Inc.(a)	102,544	2,118,559
Omnicell Inc.(a)	126,573	3,612,393
Phase Forward Inc.(a)	176,771	3,537,188
Phoenix Technologies Ltd.(a)	94,119	1,008,014
Progress Software Corp.(a)	101,754	3,083,146
Smith Micro Software Inc.(a)	121,218	1,946,761
SPSS Inc.(a)	74,548	3,066,905
SYNNEX Corp.(a)	38,929	800,380
THQ Inc.(a)	150,547	3,760,664

		46,675,725
TELECOMMUNICATIONS – 2.84%
Adaptec Inc.(a)	715,192	2,732,033
Anixter International Inc.(a)	186,628	15,387,479
Applied Signal Technology Inc.	73,668	995,991
Arris Group Inc.(a)	526,649	6,504,115
Black Box Corp.	104,858	4,483,728
C-COR Inc.(a)	228,460	2,625,005
Ditech Networks Inc.(a)	150,335	792,265
Harmonic Inc.(a)	347,220	3,684,004
Network Equipment Technologies Inc.(a)	121,239	1,757,966
Newport Corp.(a)	235,377	3,584,792
Novatel Wireless Inc.(a)	151,009	3,420,354
Symmetricom Inc.(a)	282,475	1,327,633
Tollgrade Communications Inc.(a)	76,968	778,916

Viasat Inc.(a)	71,339	2,199,381

		50,273,662
TEXTILES – 0.45%
Angelica Corp.	58,217	1,147,457
G&K Services Inc. Class A	127,445	5,123,289
UniFirst Corp.	46,489	1,741,478

		8,012,224
TOYS, GAMES & HOBBIES – 0.31%
JAKKS Pacific Inc.(a)	168,763	4,507,660
RC2 Corp.(a)	37,446	1,036,880

		5,544,540
TRANSPORTATION – 1.64%
Arkansas Best Corp.	150,138	4,903,507
Bristow Group Inc.(a)(b)	68,328	2,986,617
Hub Group Inc. Class A(a)	153,729	4,616,482
Kansas City Southern Industries Inc.(a)(b)	458,397	14,746,631
Old Dominion Freight Line Inc.(a)	74,411	1,783,632

		29,036,869
WATER – 0.23%
American States Water Co.	102,232	3,987,048

		3,987,048

TOTAL COMMON STOCKS
(Cost: $1,692,717,626)		1,769,852,248
SHORT-TERM INVESTMENTS – 6.19%

MONEY MARKET FUNDS – 6.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	6,730,607	6,730,607
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	102,861,086	102,861,086

		109,591,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $109,591,693)		109,591,693

TOTAL INVESTMENTS IN SECURITIES – 106.15%
(Cost: $1,802,309,319)		1,879,443,941
Other Assets, Less Liabilities – (6.15)%		(108,905,042)

NET ASSETS – 100.00%		$1,770,538,899

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.17%
Catalina Marketing Corp.(a)	558	$18,074
Getty Images Inc.(a)	694	19,321
Harte-Hanks Inc.	770	15,154
Interpublic Group of Companies Inc. (The)(a)	6,986	72,515
inVentiv Health Inc.(a)	519	22,743
Omnicom Group Inc.	4,821	231,842

		379,649
AEROSPACE & DEFENSE – 2.24%
AAR Corp.(a)	526	15,959
Alliant Techsystems Inc.(a)	502	54,869
Boeing Co. (The)	11,508	1,208,225
Curtiss-Wright Corp.	635	30,162
DRS Technologies Inc.	569	31,363
EDO Corp.	206	11,538
Esterline Technologies Corp.(a)	370	21,108
GenCorp Inc.(a)	831	9,939
General Dynamics Corp.	5,909	499,133
Goodrich Corp.	1,864	127,181
Kaman Corp.	370	12,787
L-3 Communications Holdings Inc.	1,836	187,529
Lockheed Martin Corp.	5,120	555,469
Moog Inc. Class A(a)	582	25,573
Northrop Grumman Corp.	5,041	393,198
Raytheon Co.	6,422	409,852
Rockwell Collins Inc.	2,438	178,072
Sequa Corp. Class A(a)	101	16,744
Teledyne Technologies Inc.(a)	488	26,054
Triumph Group Inc.	234	19,120
United Technologies Corp.	14,527	1,169,133

		5,003,008
AGRICULTURE – 1.54%
Alliance One International Inc.(a)	1,218	7,966
Altria Group Inc.	30,796	2,141,246
Archer-Daniels-Midland Co.	9,580	316,906
Monsanto Co.	7,980	684,205
Reynolds American Inc.	2,535	161,201
Universal Corp.	385	18,846
UST Inc.	2,311	114,626

		3,444,996
AIRLINES – 0.11%
AirTran Holdings Inc.(a)	1,282	12,615
Alaska Air Group Inc.(a)	565	13,046
Frontier Airlines Holdings Inc.(a)(b)	519	3,213
JetBlue Airways Corp.(a)(b)	2,468	22,755
Mesa Air Group Inc.(a)	524	2,327

SkyWest Inc.	913	22,980
Southwest Airlines Co.	11,026	163,185

		240,121
APPAREL – 0.53%
Ashworth Inc.(a)	242	1,488
Coach Inc.(a)	5,410	255,731
Crocs Inc.(a)	1,090	73,302
Deckers Outdoor Corp.(a)	157	17,239
Gymboree Corp.(a)	488	17,197
Hanesbrands Inc.(a)	1,352	37,937
Iconix Brand Group Inc.(a)	820	19,508
Jones Apparel Group Inc.	1,614	34,104
Kellwood Co.	365	6,223
K-Swiss Inc. Class A	395	9,049
Liz Claiborne Inc.	1,485	50,980
Maidenform Brands Inc.(a)	280	4,446
Nike Inc. Class B	5,529	324,331
Oxford Industries Inc.	220	7,946
Phillips-Van Heusen Corp.	780	40,934
Polo Ralph Lauren Corp.	876	68,109
Quiksilver Inc.(a)	1,718	24,567
SKECHERS U.S.A. Inc. Class A(a)	361	7,978
Timberland Co. Class A(a)	757	14,353
VF Corp.	1,334	107,720
Volcom Inc.(a)	171	7,271
Warnaco Group Inc. (The)(a)	714	27,896
Wolverine World Wide Inc.	824	22,578

		1,180,887
AUTO MANUFACTURERS – 0.42%
A.S.V. Inc.(a)(b)	260	3,648
Ford Motor Co.(a)	30,227	256,627
General Motors Corp.	8,266	303,362
Oshkosh Truck Corp.	1,126	69,778
PACCAR Inc.	3,620	308,605
Wabash National Corp.	453	5,114

		947,134
AUTO PARTS & EQUIPMENT – 0.27%
ArvinMeritor Inc.	1,045	17,577
BorgWarner Inc.	872	79,814
Goodyear Tire & Rubber Co. (The)(a)	3,089	93,936
Johnson Controls Inc.	2,906	343,228
Keystone Automotive Industries Inc.(a)	232	11,080
Lear Corp.(a)	1,174	37,685
Modine Manufacturing Co.	521	13,869
Standard Motor Products Inc.	162	1,523
Superior Industries International Inc.(b)	368	7,982

		606,694
BANKS – 5.63%
Alabama National BanCorporation	247	19,246
Associated Banc-Corp	1,882	55,764
Bank Mutual Corp.	887	10,458
Bank of America Corp.	64,968	3,265,941
Bank of Hawaii Corp.	722	38,158
Bank of New York Mellon Corp. (The)	16,557	730,826
BB&T Corp.	7,913	319,606
Boston Private Financial Holdings Inc.	491	13,669
Cascade Bancorp(b)	405	9,015
Cathay General Bancorp	737	23,739
Central Pacific Financial Corp.	438	12,790

Chittenden Corp.	694	24,401
City National Corp.	590	41,011
Colonial BancGroup Inc. (The)	2,179	47,110
Comerica Inc.	2,322	119,072
Commerce Bancorp Inc.	2,807	108,855
Community Bank System Inc.	454	8,862
Corus Bankshares Inc.(b)	473	6,158
Cullen/Frost Bankers Inc.	846	42,402
Discover Financial Services LLC(a)	7,112	147,930
East West Bancorp Inc.	853	30,674
Fifth Third Bancorp	7,875	266,805
First BanCorp (Puerto Rico)	1,248	11,856
First Commonwealth Financial Corp.	995	11,005
First Community Bancorp	379	20,735
First Financial Bancorp	462	5,904
First Horizon National Corp.	1,780	47,455
First Indiana Corp.	168	5,262
First Midwest Bancorp Inc.	696	23,775
FirstMerit Corp.	1,126	22,250
Fremont General Corp.	1,022	3,986
Frontier Financial Corp.	572	13,345
Glacier Bancorp Inc.	739	16,642
Hanmi Financial Corp.	587	9,093
Huntington Bancshares Inc.	5,316	90,266
Independent Bank Corp. (Michigan)	301	3,326
Irwin Financial Corp.	282	3,108
KeyCorp	5,768	186,479
M&T Bank Corp.	1,122	116,071
Marshall & Ilsley Corp.	3,756	164,400
Nara Bancorp Inc.	338	5,280
National City Corp.	9,463	237,427
Northern Trust Corp.	2,775	183,899
PNC Financial Services Group Inc. (The)	5,050	343,905
PrivateBancorp Inc.(b)	264	9,198
Prosperity Bancshares Inc.	473	15,685
Provident Bankshares Corp.	467	14,631
Regions Financial Corp.	10,345	304,971
Signature Bank(a)	429	15,114
South Financial Group Inc. (The)	1,099	24,991
State Street Corp.	5,725	390,216
Sterling Bancorp	266	3,724
Sterling Bancshares Inc.	990	11,296
Sterling Financial Corp. (Washington)	706	18,998
SunTrust Banks Inc.	5,155	390,079
Susquehanna Bancshares Inc.	735	14,773
SVB Financial Group(a)	520	24,627
Synovus Financial Corp.	4,823	135,285
TCF Financial Corp.	1,588	41,574
TrustCo Bank Corp. NY(b)	1,112	12,154
U.S. Bancorp	25,409	826,555
UCBH Holdings Inc.	1,387	24,245
Umpqua Holdings Corp.	1,010	20,210
United Bancshares Inc.	538	16,377
United Community Banks Inc.	522	12,799
Wachovia Corp.	27,983	1,403,347
Webster Financial Corp.	790	33,275
Wells Fargo & Co.	48,856	1,740,251
Westamerica Bancorporation	430	21,418
Whitney Holding Corp.	944	24,903
Wilmington Trust Corp.	963	37,461
Wilshire Bancorp Inc.	199	2,183
Wintrust Financial Corp.	361	15,411
Zions Bancorporation	1,626	111,657

		12,585,369

BEVERAGES – 2.01%
Anheuser-Busch Companies Inc.	11,083	554,039
Boston Beer Co. Inc. Class A(a)	149	7,250
Brown-Forman Corp. Class B	1,162	87,045
Coca-Cola Co. (The)	29,232	1,679,963
Coca-Cola Enterprises Inc.	4,089	99,036
Constellation Brands Inc. Class A(a)	2,803	67,861
Hansen Natural Corp.(a)	934	52,939
Molson Coors Brewing Co. Class B	956	95,285
Peet’s Coffee & Tea Inc.(a)	234	6,531
Pepsi Bottling Group Inc.	1,946	72,333
PepsiAmericas Inc.	825	26,763
PepsiCo Inc.	23,740	1,739,192

		4,488,237
BIOTECHNOLOGY – 1.01%
Affymetrix Inc.(a)	986	25,015
Amgen Inc.(a)	15,934	901,386
ArQule Inc.(a)	488	3,479
Biogen Idec Inc.(a)	4,175	276,928
Cambrex Corp.	385	4,193
Celgene Corp.(a)	5,585	398,266
Charles River Laboratories International Inc.(a)	1,015	56,992
CryoLife Inc.(a)	334	3,156
Enzo Biochem Inc.(a)	390	4,426
Genzyme Corp.(a)	3,847	238,360
Integra LifeSciences Holdings Corp.(a)	271	13,165
Invitrogen Corp.(a)	727	59,418
LifeCell Corp.(a)	423	15,892
Martek Biosciences Corp.(a)	473	13,731
Millennium Pharmaceuticals Inc.(a)	4,867	49,400
Millipore Corp.(a)	825	62,535
PDL BioPharma Inc.(a)	1,648	35,613
Regeneron Pharmaceuticals Inc.(a)	898	15,984
Savient Pharmaceuticals Inc.(a)	837	12,178
Vertex Pharmaceuticals Inc.(a)	1,932	74,208

		2,264,325
BUILDING MATERIALS – 0.21%
American Standard Companies Inc.	2,545	90,653
Apogee Enterprises Inc.	452	11,725
Drew Industries Inc.(a)	224	9,112
Florida Rock Industries Inc.	791	49,430
Lennox International Inc.	856	28,933
Martin Marietta Materials Inc.	621	82,935
Masco Corp.	5,506	127,574
NCI Building Systems Inc.(a)	305	13,179
Simpson Manufacturing Co. Inc.(b)	525	16,721
Texas Industries Inc.	399	31,321
Universal Forest Products Inc.	264	7,894

		469,477
CHEMICALS – 1.61%
Air Products and Chemicals Inc.	3,191	311,952
Airgas Inc.	1,198	61,853
Albemarle Corp.	1,114	49,239
Arch Chemicals Inc.	370	17,346
Ashland Inc.	851	51,239
Cabot Corp.	1,036	36,809
Chemtura Corp.	3,432	30,510
Cytec Industries Inc.	591	40,418

Dow Chemical Co. (The)	13,946	600,515
Du Pont (E.I.) de Nemours and Co.	13,526	670,349
Eastman Chemical Co.	1,250	83,412
Ecolab Inc.	2,576	121,587
Ferro Corp.	625	12,487
FMC Corp.	1,114	57,950
Fuller (H.B.) Co.	870	25,822
Georgia Gulf Corp.(b)	518	7,200
Hercules Inc.	1,689	35,503
International Flavors & Fragrances Inc.	1,204	63,643
Lubrizol Corp.	981	63,824
Lyondell Chemical Co.	3,615	167,555
Minerals Technologies Inc.	292	19,564
Olin Corp.	1,028	23,007
OM Group Inc.(a)	435	22,972
OMNOVA Solutions Inc.(a)	555	3,208
Penford Corp.	164	6,183
PolyOne Corp.(a)	1,375	10,271
PPG Industries Inc.	2,374	179,356
Praxair Inc.	4,648	389,316
Quaker Chemical Corp.	164	3,857
Rohm & Haas Co.	2,067	115,070
RPM International Inc.	1,694	40,571
Schulman (A.) Inc.	453	8,938
Sensient Technologies Corp.	696	20,094
Sherwin-Williams Co. (The)	1,608	105,662
Sigma-Aldrich Corp.	1,895	92,362
Tronox Inc. Class B	534	4,822
Valspar Corp. (The)	1,443	39,264

		3,593,730
COAL – 0.18%
Arch Coal Inc.	2,051	69,201
CONSOL Energy Inc.	2,712	126,379
Massey Energy Co.	1,188	25,922
Peabody Energy Corp.	3,880	185,736

		407,238
COMMERCIAL SERVICES – 1.07%
Aaron Rents Inc.	685	15,275
ABM Industries Inc.	590	11,788
Administaff Inc.	333	12,088
Alliance Data Systems Corp.(a)	1,083	83,868
AMN Healthcare Services Inc.(a)	459	8,597
Apollo Group Inc. Class A(a)	2,081	125,172
Arbitron Inc.	438	19,859
Avis Budget Group Inc.(a)	1,424	32,595
Bankrate Inc.(a)	138	6,365
Block (H & R) Inc.	4,684	99,207
Bowne & Co. Inc.	466	7,764
Bright Horizons Family Solutions Inc.(a)	371	15,894
Career Education Corp.(a)(b)	1,394	39,018
CDI Corp.	198	5,520
Chemed Corp.	370	22,999
ChoicePoint Inc.(a)	1,197	45,390
Coinstar Inc.(a)	370	11,903
Consolidated Graphics Inc.(a)	168	10,549
Convergys Corp.(a)	2,007	34,842
Corinthian Colleges Inc.(a)	1,276	20,301
Corporate Executive Board Co. (The)	565	41,946
CPI Corp.(b)	108	4,160
Cross Country Healthcare Inc.(a)	326	5,695
Deluxe Corp.	717	26,414

DeVry Inc.	886	32,791
Donnelley (R.R.) & Sons Co.	3,223	117,833
Equifax Inc.	2,134	81,348
Gartner Inc.(a)	890	21,769
Gevity HR Inc.	406	4,161
Healthcare Services Group Inc.	585	11,858
Heidrick & Struggles International Inc.(a)	287	10,461
Hooper Holmes Inc.(a)	1,036	2,445
ITT Educational Services Inc.(a)	449	54,639
Kelly Services Inc. Class A	274	5,428
Kendle International Inc.(a)	172	7,143
Korn/Ferry International(a)	797	13,158
Labor Ready Inc.(a)	789	14,604
Live Nation Inc.(a)	930	19,762
Manpower Inc.	1,245	80,116
MAXIMUS Inc.	374	16,299
McKesson Corp.	4,290	252,209
Midas Inc.(a)	165	3,114
Monster Worldwide Inc.(a)	1,963	66,860
Moody’s Corp.	3,297	166,169
MPS Group Inc.(a)	1,449	16,156
Navigant Consulting Inc.(a)	751	9,508
On Assignment Inc.(a)	452	4,222
PAREXEL International Corp.(a)	374	15,435
Pharmaceutical Product Development Inc.	1,582	56,066
PharmaNet Development Group Inc.(a)	233	6,764
Pre-Paid Legal Services Inc.(a)	161	8,929
Quanta Services Inc.(a)	2,479	65,570
Rent-A-Center Inc.(a)	1,026	18,601
Rewards Network Inc.(a)	405	1,964
Robert Half International Inc.	2,450	73,157
Rollins Inc.	458	12,224
Sotheby’s Holdings Inc. Class A	876	41,864
Spherion Corp.(a)	891	7,360
StarTek Inc.	171	1,732
Strayer Education Inc.	204	34,401
United Rentals Inc.(a)	977	31,430
Universal Technical Institute Inc.(a)	337	6,066
Valassis Communications Inc.(a)	723	6,449
Viad Corp.	334	12,024
Volt Information Sciences Inc.(a)	199	3,510
Watson Wyatt Worldwide Inc.	602	27,054
Western Union Co.	11,270	236,332

		2,386,194
COMPUTERS – 4.40%
Affiliated Computer Services Inc. Class A(a)	1,493	75,008
Agilysys Inc.	473	7,994
Ansoft Corp.(a)	249	8,212
Apple Inc.(a)	12,722	1,953,336
CACI International Inc. Class A(a)	451	23,042
Cadence Design Systems Inc.(a)	4,002	88,804
Catapult Communications Corp.(a)	142	1,085
Ceridian Corp.(a)	2,050	71,217
CIBER Inc.(a)	924	7,216
Cognizant Technology Solutions Corp.(a)	2,096	167,198
Computer Sciences Corp.(a)	2,499	139,694
Dell Inc.(a)	33,247	917,617
Diebold Inc.	968	43,967
DST Systems Inc.(a)	830	71,222
Electronic Data Systems Corp.	7,423	162,118
EMC Corp.(a)	30,735	639,288
FactSet Research Systems Inc.	527	36,126

Henry (Jack) & Associates Inc.	1,093	28,265
Hewlett-Packard Co.	37,351	1,859,706
Hutchinson Technology Inc.(a)	390	9,594
Imation Corp.	668	16,386
International Business Machines Corp.	19,996	2,355,529
Lexmark International Inc. Class A(a)	1,433	59,512
Manhattan Associates Inc.(a)	388	10,635
Mentor Graphics Corp.(a)	1,182	17,848
Mercury Computer Systems Inc.(a)	342	3,516
MICROS Systems Inc.(a)	572	37,220
MTS Systems Corp.	275	11,440
NCR Corp.(a)	2,663	132,617
Network Appliance Inc.(a)	5,366	144,399
Palm Inc.(a)	1,453	23,640
Radiant Systems Inc.(a)	339	5,366
RadiSys Corp.(a)	270	3,361
SanDisk Corp.(a)	3,347	184,420
SI International Inc.(a)	173	4,943
SRA International Inc. Class A(a)	575	16,146
Stratasys Inc.(a)	302	8,323
Sun Microsystems Inc.(a)	52,635	295,282
Sykes Enterprises Inc.(a)	408	6,777
Synaptics Inc.(a)	374	17,862
Synopsys Inc.(a)	2,181	59,061
Tyler Technologies Inc.(a)	506	6,755
Unisys Corp.(a)	4,902	32,451
Western Digital Corp.(a)	3,343	84,645

		9,848,843
COSMETICS & PERSONAL CARE – 1.84%
Alberto-Culver Co.	1,132	28,062
Avon Products Inc.	6,410	240,567
Chattem Inc.(a)	266	18,758
Colgate-Palmolive Co.	7,483	533,688
Estee Lauder Companies Inc. (The) Class A	1,732	73,541
Procter & Gamble Co. (The)	45,812	3,222,416

		4,117,032
DISTRIBUTION & WHOLESALE – 0.27%
Bell Microproducts Inc.(a)	452	2,811
Brightpoint Inc.(a)	1,086	16,301
Building Materials Holding Corp.	400	4,232
CDW Corp.(a)	887	77,346
Fastenal Co.	1,877	85,235
Genuine Parts Co.	2,536	126,800
Grainger (W.W.) Inc.	1,034	94,290
Ingram Micro Inc. Class A(a)	2,101	41,201
LKQ Corp.(a)	658	22,905
Owens & Minor Inc.	591	22,511
Pool Corp.(b)	764	19,085
ScanSource Inc.(a)	358	10,063
Tech Data Corp.(a)	784	31,454
United Stationers Inc.(a)	451	25,040
Watsco Inc.	334	15,508

		594,782
DIVERSIFIED FINANCIAL SERVICES – 6.90%
American Express Co.	17,370	1,031,257
AmeriCredit Corp.(a)(b)	1,742	30,624
Ameriprise Financial Inc.	3,417	215,647
Bear Stearns Companies Inc. (The)	1,714	210,496
Capital One Financial Corp.	6,036	400,971
CIT Group Inc.	2,849	114,530

Citigroup Inc.	72,904	3,402,430
CME Group Inc.	784	460,482
Countrywide Financial Corp.	8,631	164,075
E*TRADE Financial Corp.(a)	6,136	80,136
Eaton Vance Corp.	1,818	72,647
Federal Home Loan Mortgage Corp.	9,582	565,434
Federal National Mortgage Association	14,238	865,813
Federated Investors Inc. Class B	1,283	50,935
Financial Federal Corp.	397	11,120
Franklin Resources Inc.	2,409	307,147
Goldman Sachs Group Inc. (The)	5,971	1,294,155
IndyMac Bancorp Inc.(b)	999	23,586
IntercontinentalExchange Inc.(a)	1,046	158,887
Investment Technology Group Inc.(a)	624	26,820
Janus Capital Group Inc.	2,408	68,098
Jefferies Group Inc.	1,620	45,085
JPMorgan Chase & Co.	49,693	2,276,933
LaBranche & Co. Inc.(a)	887	4,151
Legg Mason Inc.	1,905	160,572
Lehman Brothers Holdings Inc.	7,831	483,408
Merrill Lynch & Co. Inc.	12,678	903,688
Morgan Stanley	15,456	973,728
Nuveen Investments Inc. Class A	1,187	73,523
optionsXpress Holdings Inc.	646	16,886
Piper Jaffray Companies(a)	301	16,134
Portfolio Recovery Associates Inc.(b)	232	12,312
Raymond James Financial Inc.	1,422	46,713
Rowe (T.) Price Group Inc.	3,888	216,523
Schwab (Charles) Corp. (The)	14,018	302,789
SLM Corp.	5,981	297,076
SWS Group Inc.	364	6,439
TradeStation Group Inc.(a)	328	3,828
Waddell & Reed Financial Inc. Class A	1,186	32,058
World Acceptance Corp.(a)	270	8,932

		15,436,068
ELECTRIC – 3.27%
AES Corp. (The)(a)	9,767	195,731
Allegheny Energy Inc.(a)	2,457	128,403
ALLETE Inc.	440	19,694
Alliant Energy Corp.	1,678	64,301
Ameren Corp.	3,052	160,230
American Electric Power Co. Inc.	5,798	267,172
Aquila Inc.(a)	5,488	22,007
Avista Corp.	726	14,774
Black Hills Corp.	598	24,530
CenterPoint Energy Inc.	4,792	76,816
Central Vermont Public Service Corp.	171	6,248
CH Energy Group Inc.	196	9,369
Cleco Corp.	784	19,812
CMS Energy Corp.	3,418	57,491
Consolidated Edison Inc.	4,008	185,570
Constellation Energy Group Inc.	2,643	226,743
Dominion Resources Inc.	4,261	359,202
DPL Inc.	1,696	44,537
DTE Energy Co.	2,560	124,006
Duke Energy Corp.	18,341	342,793
Dynegy Inc. Class A(a)	6,625	61,215
Edison International	4,772	264,607
El Paso Electric Co.(a)	717	16,584
Energy East Corp.	2,341	63,324
Entergy Corp.	2,885	312,417
Exelon Corp.	9,866	743,502

FirstEnergy Corp.	4,480	283,763
FPL Group Inc.	5,915	360,105
Great Plains Energy Inc.	1,326	38,202
Hawaiian Electric Industries Inc.	1,164	25,270
IDACORP Inc.	626	20,495
Integrys Energy Group Inc.	1,080	55,328
MDU Resources Group Inc.	2,744	76,393
Northeast Utilities	2,209	63,111
NSTAR	1,525	53,085
OGE Energy Corp.	1,308	43,295
Pepco Holdings Inc.	2,889	78,234
PG&E Corp.	5,126	245,023
Pinnacle West Capital Corp.	1,420	56,104
PNM Resources Inc.	1,058	24,630
PPL Corp.	5,634	260,854
Progress Energy Inc.	3,674	172,127
Public Service Enterprise Group Inc.	3,689	324,595
Puget Energy Inc.	1,642	40,180
SCANA Corp.	1,668	64,618
Sierra Pacific Resources Corp.	3,172	49,896
Southern Co. (The)	11,042	400,604
TECO Energy Inc.	2,979	48,945
TXU Corp.	6,690	458,064
UIL Holdings Corp.	336	10,584
UniSource Energy Corp.	519	15,513
Westar Energy Inc.	1,231	30,233
Wisconsin Energy Corp.	1,676	75,470
Xcel Energy Inc.	6,042	130,145

		7,315,944
ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
Advanced Energy Industries Inc.(a)	454	6,855
AMETEK Inc.	1,607	69,455
Belden Inc.	631	29,600
C&D Technologies Inc.(a)	387	1,927
Emerson Electric Co.	11,665	620,811
Energizer Holdings Inc.(a)	848	94,001
Greatbatch Inc.(a)	305	8,110
Hubbell Inc. Class B	853	48,723
Littelfuse Inc.(a)	335	11,956
Magnetek Inc.(a)	488	2,342
Molex Inc.	2,013	54,210
Vicor Corp.	304	3,684

		951,674
ELECTRONICS – 0.97%
Agilent Technologies Inc.(a)	5,678	209,405
Amphenol Corp. Class A	2,679	106,517
Analogic Corp.	200	12,752
Applied Biosystems Group	2,628	91,034
Arrow Electronics Inc.(a)	1,854	78,832
Avnet Inc.(a)	2,056	81,952
Bel Fuse Inc. Class B	164	5,684
Benchmark Electronics Inc.(a)	980	23,393
Brady Corp. Class A	762	27,341
Checkpoint Systems Inc.(a)	586	15,465
Coherent Inc.(a)	454	14,564
CTS Corp.	522	6,734
Cubic Corp.	258	10,880
Cymer Inc.(a)	550	21,114
Daktronics Inc.(b)	438	11,922
Dionex Corp.(a)	291	23,123
Electro Scientific Industries Inc.(a)	419	10,039

FARO Technologies Inc.(a)	243	10,728
FEI Co.(a)	359	11,283
FLIR Systems Inc.(a)	956	52,953
Gentex Corp.	2,167	46,460
Itron Inc.(a)	451	41,975
Jabil Circuit Inc.	2,729	62,330
Keithley Instruments Inc.	242	2,565
KEMET Corp.(a)	1,283	9,430
LoJack Corp.(a)	268	5,081
Methode Electronics Inc.	521	7,841
National Instruments Corp.	817	28,048
Park Electrochemical Corp.	288	9,671
PerkinElmer Inc.	1,808	52,812
Photon Dynamics Inc.(a)	251	2,272
Planar Systems Inc.(a)	242	1,624
Plexus Corp.(a)	627	17,180
Rogers Corp.(a)	253	10,421
Solectron Corp.(a)	13,254	51,691
Sonic Solutions Inc.(a)	338	3,539
Technitrol Inc.	593	15,981
Tektronix Inc.	1,189	32,983
Thermo Fisher Scientific Inc.(a)	6,212	358,557
Thomas & Betts Corp.(a)	757	44,390
Trimble Navigation Ltd.(a)	1,798	70,500
TTM Technologies Inc.(a)	810	9,372
Tyco Electronics Ltd.(a)	7,219	255,769
Varian Inc.(a)	450	28,624
Vishay Intertechnology Inc.(a)	2,615	34,073
Waters Corp.(a)	1,479	98,975
Watts Water Technologies Inc. Class A	387	11,881
Woodward Governor Co.	430	26,832
X-Rite Inc.	393	5,675

		2,172,267
ENERGY - ALTERNATE SOURCES – 0.00%
Headwaters Inc.(a)	570	8,482

		8,482
ENGINEERING & CONSTRUCTION – 0.27%
Dycom Industries Inc.(a)	616	18,868
EMCOR Group Inc.(a)	924	28,977
Fluor Corp.	1,297	186,742
Granite Construction Inc.	467	24,760
Insituform Technologies Inc. Class A(a)	402	6,122
Jacobs Engineering Group Inc.(a)	1,755	132,643
KBR Inc.(a)	2,540	98,476
Shaw Group Inc. (The)(a)	1,147	66,641
URS Corp.(a)	816	46,063

		609,292
ENTERTAINMENT – 0.14%
International Game Technology Inc.	4,871	209,940
International Speedway Corp. Class A	498	22,838
Macrovision Corp.(a)	754	18,571
Pinnacle Entertainment Inc.(a)	813	22,138
Scientific Games Corp. Class A(a)	957	35,983
Shuffle Master Inc.(a)(b)	494	7,385

		316,855
ENVIRONMENTAL CONTROL – 0.25%
Allied Waste Industries Inc.(a)	3,583	45,683
Mine Safety Appliances Co.	422	19,880
Republic Services Inc.	2,519	82,397

Stericycle Inc.(a)	1,274	72,822
Tetra Tech Inc.(a)	832	17,572
Waste Connections Inc.(a)	945	30,013
Waste Management Inc.	7,606	287,050

		555,417
FOOD – 1.75%
Campbell Soup Co.	3,178	117,586
ConAgra Foods Inc.	7,227	188,842
Corn Products International Inc.	1,056	48,439
Dean Foods Co.	1,944	49,728
Flowers Foods Inc.	1,180	25,724
General Mills Inc.	4,888	283,553
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	260	7,920
Hain Celestial Group Inc.(a)	550	17,671
Heinz (H.J.) Co.	4,772	220,466
Hershey Co. (The)	2,538	117,789
Hormel Foods Corp.	1,045	37,390
J&J Snack Foods Corp.	194	6,755
Kellogg Co.	3,784	211,904
Kraft Foods Inc.	23,205	800,805
Kroger Co. (The)	10,326	294,498
Lance Inc.	438	10,083
McCormick & Co. Inc. NVS	1,876	67,480
Nash Finch Co.	175	6,970
Performance Food Group Co.(a)	524	15,788
Ralcorp Holdings Inc.(a)	373	20,821
Ruddick Corp.	502	16,837
Safeway Inc.	6,404	212,036
Sanderson Farms Inc.	224	9,334
Sara Lee Corp.	10,823	180,636
Smithfield Foods Inc.(a)	1,708	53,802
Smucker (J.M.) Co. (The)	824	44,018
Spartan Stores Inc.	312	7,029
SUPERVALU Inc.	3,012	117,498
Sysco Corp.	9,026	321,235
Tootsie Roll Industries Inc.	407	10,798
TreeHouse Foods Inc.(a)	454	12,281
Tyson Foods Inc. Class A	3,600	64,260
United Natural Foods Inc.(a)	593	16,141
Whole Foods Market Inc.	2,040	99,878
Wrigley (William Jr.) Co.	3,192	205,022

		3,921,017
FOREST PRODUCTS & PAPER – 0.41%
Bowater Inc.(b)	762	11,369
Buckeye Technologies Inc.(a)	552	8,357
Caraustar Industries Inc.(a)	439	1,958
Deltic Timber Corp.	174	9,904
International Paper Co.	6,414	230,070
Louisiana-Pacific Corp.	1,510	25,625
MeadWestvaco Corp.	2,750	81,207
Neenah Paper Inc.	232	7,677
Plum Creek Timber Co. Inc.	2,606	116,645
Potlatch Corp.	568	25,577
Rayonier Inc.	1,185	56,927
Rock-Tenn Co. Class A	522	15,086
Schweitzer-Mauduit International Inc.	209	4,870
Temple-Inland Inc.	1,562	82,208

Wausau Paper Corp.	764	8,519
Weyerhaeuser Co.	3,159	228,396

		914,395

GAS – 0.32%
AGL Resources Inc.	1,096	43,424
Atmos Energy Corp.	1,230	34,834
Energen Corp.	1,024	58,491
Laclede Group Inc. (The)	334	10,782
New Jersey Resources Corp.	419	20,778
Nicor Inc.	626	26,855
NiSource Inc.	3,900	74,646
Northwest Natural Gas Co.	406	18,554
Piedmont Natural Gas Co.	1,069	26,821
Sempra Energy	3,846	223,530
South Jersey Industries Inc.	426	14,825
Southern Union Co.	1,518	47,225
Southwest Gas Corp.	581	16,436
UGI Corp.	1,497	38,892
Vectren Corp.	1,120	30,565
WGL Holdings Inc.	729	24,706

		711,364
HAND & MACHINE TOOLS – 0.15%
Baldor Electric Co.	649	25,928
Black & Decker Corp. (The)	1,002	83,467
Kennametal Inc.	560	47,029
Lincoln Electric Holdings Inc.	601	46,644
Regal Beloit Corp.	440	21,072
Snap-On Inc.	851	42,159
Stanley Works (The)	1,249	70,106

		336,405
HEALTH CARE - PRODUCTS – 3.35%
Advanced Medical Optics Inc.(a)	916	28,020
American Medical Systems Holdings Inc.(a)	1,026	17,391
ArthroCare Corp.(a)	370	20,679
Bard (C.R.) Inc.	1,533	135,195
Bausch & Lomb Inc.	830	53,120
Baxter International Inc.	9,499	534,604
Beckman Coulter Inc.	902	66,532
Becton, Dickinson and Co.	3,613	296,447
BioLase Technology Inc.(a)(b)	406	2,777
Boston Scientific Corp.(a)	19,236	268,342
CONMED Corp.(a)	451	12,623
Cooper Companies Inc. (The)	632	33,129
Covidien Ltd.(a)	7,219	299,589
Cyberonics Inc.(a)	340	4,740
Cytyc Corp.(a)	1,727	82,292
Datascope Corp.	168	5,680
DENTSPLY International Inc.	2,224	92,607
DJO Inc.(a)	305	14,975
Edwards Lifesciences Corp.(a)	849	41,864
Gen-Probe Inc.(a)	802	53,397
Haemonetics Corp.(a)	374	18,483
Henry Schein Inc.(a)	1,336	81,282
Hillenbrand Industries Inc.	880	48,418
Hologic Inc.(a)(b)	824	50,264
ICU Medical Inc.(a)	198	7,672
IDEXX Laboratories Inc.(a)	456	49,973
Immucor Inc.(a)	944	33,748
Intuitive Surgical Inc.(a)	551	126,730
Invacare Corp.	473	11,059
Johnson & Johnson	42,388	2,784,892
Kensey Nash Corp.(a)	165	4,308
Kyphon Inc.(a)	663	46,410
LCA-Vision Inc.(b)	300	8,817

Medtronic Inc.	16,682	941,032
Mentor Corp.	603	27,768
Meridian Bioscience Inc.	456	13,826
Merit Medical Systems Inc.(a)	374	4,855
Osteotech Inc.(a)	288	2,166
Palomar Medical Technologies Inc.(a)	242	6,895
Patterson Companies Inc.(a)	1,984	76,602
PolyMedica Corp.	341	17,909
Possis Medical Inc.(a)	288	3,902
PSS World Medical Inc.(a)	934	17,867
ResMed Inc.(a)	1,195	51,230
Respironics Inc.(a)	1,059	50,864
St. Jude Medical Inc.(a)	4,992	219,997
Steris Corp.	923	25,226
Stryker Corp.	3,517	241,829
SurModics Inc.(a)(b)	226	11,076
Symmetry Medical Inc.(a)	509	8,500
TECHNE Corp.(a)	564	35,577
Varian Medical Systems Inc.(a)	1,872	78,418
Ventana Medical Systems Inc.(a)	466	40,034
Vital Sign Inc.	94	4,901
Zimmer Holdings Inc.(a)	3,455	279,820

		7,496,353
HEALTH CARE - SERVICES – 1.53%
Aetna Inc.	7,545	409,467
Amedisys Inc.(a)	340	13,063
AMERIGROUP Corp.(a)	756	26,067
AmSurg Corp.(a)	438	10,105
Apria Healthcare Group Inc.(a)	651	16,933
Centene Corp.(a)	622	13,379
Community Health Systems Inc.(a)	1,396	43,890
Covance Inc.(a)	913	71,123
Coventry Health Care Inc.(a)	2,289	142,399
Gentiva Health Services Inc.(a)	339	6,512
Health Management Associates Inc. Class A	3,400	23,596
Health Net Inc.(a)	1,670	90,263
Healthways Inc.(a)	490	26,445
Humana Inc.(a)	2,466	172,324
Kindred Healthcare Inc.(a)	457	8,185
Laboratory Corp. of America Holdings(a)	1,743	136,355
LHC Group Inc.(a)	217	4,659
LifePoint Hospitals Inc.(a)(b)	803	24,098
Lincare Holdings Inc.(a)	1,234	45,226
Manor Care Inc.	1,093	70,389
Matria Healthcare Inc.(a)	306	8,005
MedCath Corp.(a)	186	5,108
Odyssey Healthcare Inc.(a)	550	5,285
Pediatrix Medical Group Inc.(a)	696	45,532
Psychiatric Solutions Inc.(a)	759	29,814
Quest Diagnostics Inc.	2,346	135,528
RehabCare Group Inc.(a)	235	4,134
Res-Care Inc.(a)	289	6,601
Sierra Health Services Inc.(a)	792	33,414
Sunrise Senior Living Inc.(a)	631	22,318
Tenet Healthcare Corp.(a)	7,152	24,031
UnitedHealth Group Inc.	19,473	943,077
Universal Health Services Inc. Class B	802	43,645
WellCare Health Plans Inc.(a)	554	58,408
WellPoint Inc.(a)	8,891	701,678

		3,421,056

HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.	2,425	116,933

		116,933
HOME BUILDERS – 0.18%
Centex Corp.	1,739	46,205
Champion Enterprises Inc.(a)	1,131	12,418
Coachmen Industries Inc.	242	1,621
Fleetwood Enterprises Inc.(a)	888	7,592
Horton (D.R.) Inc.	3,962	50,753
Hovnanian Enterprises Inc. Class A(a)	554	6,144
KB Home	1,112	27,867
Lennar Corp. Class A	1,991	45,096
M.D.C. Holdings Inc.	484	19,815
M/I Homes Inc.	186	2,584
Meritage Homes Corp.(a)	396	5,592
Monaco Coach Corp.	437	6,131
NVR Inc.(a)	70	32,917
Pulte Homes Inc.	3,028	41,211
Ryland Group Inc.	634	13,587
Skyline Corp.	108	3,249
Standard-Pacific Corp.	979	5,375
Thor Industries Inc.	494	22,225
Toll Brothers Inc.(a)	1,883	37,641
Winnebago Industries Inc.(b)	464	11,080

		399,103
HOME FURNISHINGS – 0.10%
Audiovox Corp. Class A(a)	270	2,778
Bassett Furniture Industries Inc.	164	1,702
Ethan Allen Interiors Inc.	465	15,201
Furniture Brands International Inc.(b)	748	7,585
Harman International Industries Inc.	946	81,848
La-Z-Boy Inc.(b)	785	5,793
Universal Electronics Inc.(a)	211	6,858
Whirlpool Corp.	1,173	104,514

		226,279
HOUSEHOLD PRODUCTS & WARES – 0.46%
American Greetings Corp. Class A	838	22,123
Avery Dennison Corp.	1,468	83,705
Blyth Inc.	388	7,935
Central Garden & Pet Co. Class A(a)	1,026	9,213
Church & Dwight Co. Inc.	920	43,277
Clorox Co. (The)	2,072	126,371
Fortune Brands Inc.	2,237	182,293
Fossil Inc.(a)	665	24,844
Kimberly-Clark Corp.	6,216	436,736
Playtex Products Inc.(a)	914	16,708
Russ Berrie and Co. Inc.(a)	163	2,738
Scotts Miracle-Gro Co. (The) Class A	650	27,788
Spectrum Brands Inc.(a)	616	3,573
Standard Register Co. (The)	208	2,644
Tupperware Brands Corp.	846	26,641
WD-40 Co.	240	8,194

		1,024,783
HOUSEWARES – 0.07%
Libbey Inc.	198	3,469
National Presto Industries Inc.	65	3,445
Newell Rubbermaid Inc.	4,131	119,055
Toro Co. (The)	625	36,769

		162,738

INSURANCE – 4.56%
ACE Ltd.	4,772	289,040
Aflac Inc.	7,130	406,695
Allstate Corp. (The)	8,625	493,264
Ambac Financial Group Inc.	1,519	95,560
American Financial Group Inc.	993	28,320
American International Group Inc.	37,274	2,521,586
Aon Corp.	4,340	194,475
Assurant Inc.	1,448	77,468
Berkley (W.R.) Corp.	2,566	76,031
Brown & Brown Inc.	1,615	42,475
Chubb Corp.	5,842	313,365
CIGNA Corp.	4,187	223,125
Cincinnati Financial Corp.	2,489	107,799
Commerce Group Inc.	692	20,393
Delphi Financial Group Inc. Class A	638	25,788
Everest Re Group Ltd.	930	102,523
Fidelity National Financial Inc.	3,142	54,922
First American Corp.	1,385	50,719
Gallagher (Arthur J.) & Co.	1,379	39,950
Genworth Financial Inc. Class A	6,407	196,887
Hanover Insurance Group Inc. (The)	729	32,215
Hartford Financial Services Group Inc. (The)	4,614	427,026
HCC Insurance Holdings Inc.	1,591	45,566
Hilb Rogal & Hobbs Co.	517	22,402
Horace Mann Educators Corp.	628	12,378
Infinity Property and Casualty Corp.	321	12,911
LandAmerica Financial Group Inc.	252	9,823
Lincoln National Corp.	3,992	263,352
Loews Corp.	6,569	317,611
Marsh & McLennan Companies Inc.	8,073	205,862
MBIA Inc.	1,933	118,010
Mercury General Corp.	520	28,044
MetLife Inc.	10,843	756,082
MGIC Investment Corp.	1,232	39,806
Old Republic International Corp.	3,291	61,673
Philadelphia Consolidated Holding Corp.(a)	815	33,692
PMI Group Inc. (The)	1,282	41,921
Presidential Life Corp.	303	5,139
Principal Financial Group Inc.	3,905	246,366
ProAssurance Corp.(a)	514	27,689
Progressive Corp. (The)	10,818	209,977
Protective Life Corp.	981	41,634
Prudential Financial Inc.	6,762	659,836
Radian Group Inc.	1,213	28,239
RLI Corp.	326	18,491
Safeco Corp.	1,544	94,524
Safety Insurance Group Inc.	201	7,224
SCPIE Holdings Inc.(a)	164	3,649
Selective Insurance Group Inc.	837	17,811
StanCorp Financial Group Inc.	768	38,024
Stewart Information Services Corp.	288	9,870
Torchmark Corp.	1,440	89,741
Tower Group Inc.	293	7,671
Travelers Companies Inc. (The)	9,650	485,781
Triad Guaranty Inc.(a)	187	3,547
United Fire & Casualty Co.	286	11,180
Unitrin Inc.	625	30,994
Unum Group	5,204	127,342

XL Capital Ltd. Class A	2,704	214,157
Zenith National Insurance Corp.	539	24,196

		10,191,841

INTERNET – 2.00%
Akamai Technologies Inc.(a)	2,400	68,952
Amazon.com Inc.(a)	4,494	418,616
Authorize.Net Holdings Inc.(a)	406	7,158
Avocent Corp.(a)	715	20,821
Blue Coat Systems Inc.(a)	193	15,201
Blue Nile Inc.(a)(b)	200	18,824
CheckFree Corp.(a)(b)	1,297	60,362
CyberSource Corp.(a)	460	5,377
Digital River Inc.(a)	599	26,805
eBay Inc.(a)	16,530	645,001
F5 Networks Inc.(a)	1,172	43,587
Google Inc. Class A(a)	3,393	1,924,747
IAC/InterActiveCorp(a)	2,895	85,895
InfoSpace Inc.	405	7,112
j2 Global Communications Inc.(a)	703	23,009
Knot Inc. (The)(a)	402	8,547
McAfee Inc.(a)	2,281	79,538
MIVA Inc.(a)	486	2,294
Napster Inc.(a)	488	1,596
NetFlix Inc.(a)(b)	867	17,964
PCTEL Inc.(a)	334	2,535
Perficient Inc.(a)	427	9,338
Secure Computing Corp.(a)	878	8,543
Stamps.com Inc.(a)	257	3,076
Symantec Corp.(a)	13,252	256,824
United Online Inc.	897	13,464
ValueClick Inc.(a)	1,404	31,534
VeriSign Inc.(a)	3,646	123,016
Websense Inc.(a)	696	13,732
Yahoo! Inc.(a)	19,675	528,077

		4,471,545
INVESTMENT COMPANIES – 0.05%
American Capital Strategies Ltd.	2,640	112,807

		112,807
IRON & STEEL – 0.37%
Allegheny Technologies Inc.	1,474	162,066
Carpenter Technology Corp.	389	50,574
Cleveland-Cliffs Inc.	625	54,981
Gibraltar Industries Inc.	428	7,918
Material Sciences Corp.(a)	200	2,124
Nucor Corp.	4,268	253,818
Reliance Steel & Aluminum Co.	912	51,564
Ryerson Inc.	361	12,180
Steel Dynamics Inc.	1,289	60,196
United States Steel Corp.	1,728	183,064

		838,485
LEISURE TIME – 0.28%
Arctic Cat Inc.	174	2,847
Brunswick Corp.	1,345	30,747
Callaway Golf Co.	993	15,898
Carnival Corp.	6,508	315,182
Harley-Davidson Inc.	3,751	173,334
Life Time Fitness Inc.(a)	469	28,768
Multimedia Games Inc.(a)	405	3,451
Nautilus Inc.	476	3,794
Polaris Industries Inc.	571	24,907
WMS Industries Inc.(a)	493	16,318

		615,246

LODGING – 0.46%
Boyd Gaming Corp.	623	26,696
Harrah’s Entertainment Inc.	2,725	236,884
Hilton Hotels Corp.	5,703	265,132
Marcus Corp.	334	6,413
Marriott International Inc. Class A	4,764	207,091
Monarch Casino & Resort Inc.(a)	152	4,324
Starwood Hotels & Resorts Worldwide Inc.	3,143	190,937
Wyndham Worldwide Corp.	2,719	89,074

		1,026,551
MACHINERY – 1.02%
AGCO Corp.(a)	1,317	66,864
Albany International Corp. Class A	435	16,308
Applied Industrial Technologies Inc.	525	16,186
Astec Industries Inc.(a)	256	14,707
Briggs & Stratton Corp.	760	19,137
Cascade Corp.	153	9,971
Caterpillar Inc.	9,374	735,203
Cognex Corp.	672	11,935
Cummins Inc.	1,508	192,858
Deere & Co.	3,264	484,443
Flowserve Corp.	828	63,077
Gardner Denver Inc.(a)	765	29,835
Gerber Scientific Inc.(a)	370	4,015
Graco Inc.	962	37,624
IDEX Corp.	1,134	41,266
Intevac Inc.(a)	301	4,575
Joy Global Inc.	1,555	79,087
Lindsay Corp.	170	7,443
Manitowoc Co. Inc. (The)	1,883	83,379
Nordson Corp.	494	24,804
Robbins & Myers Inc.(b)	233	13,349
Rockwell Automation Inc.	2,262	157,232
Terex Corp.(a)	1,518	135,132
Zebra Technologies Corp. Class A(a)	1,010	36,855

		2,285,285
MANUFACTURING – 5.00%
Acuity Brands Inc.	649	32,762
AptarGroup Inc.	996	37,719
Barnes Group Inc.	530	16,918
Brink’s Co. (The)	687	38,390
Carlisle Companies Inc.	870	42,282
Ceradyne Inc.(a)	371	28,100
CLARCOR Inc.	760	26,000
Cooper Industries Ltd.	2,716	138,760
Crane Co.	717	34,394
Danaher Corp.	3,544	293,124
Donaldson Co. Inc.	1,000	41,760
Dover Corp.	3,019	153,818
Eastman Kodak Co.	4,264	114,105
Eaton Corp.	2,146	212,540
EnPro Industries Inc.(a)	303	12,302
Federal Signal Corp.	720	11,059
General Electric Co.	150,369	6,225,277
Griffon Corp.(a)	372	5,617
Harsco Corp.	1,200	71,124
Honeywell International Inc.	11,019	655,300
Illinois Tool Works Inc.	6,029	359,570
Ingersoll-Rand Co. Ltd. Class A	4,252	231,606
ITT Industries Inc.	2,654	180,286
Lancaster Colony Corp.	365	13,932

Leggett & Platt Inc.	2,576	49,356
Lydall Inc.(a)	208	1,930
Matthews International Corp. Class A	475	20,805
Myers Industries Inc.	452	8,959
Pall Corp.	1,786	69,475
Parker Hannifin Corp.	1,723	192,683
Pentair Inc.	1,429	47,414
Roper Industries Inc.	1,327	86,919
Smith (A.O.) Corp.	306	13,427
SPX Corp.	804	74,418
Standex International Corp.	173	3,578
Sturm, Ruger & Co. Inc.(a)	452	8,095
Teleflex Inc.	563	43,869
Textron Inc.	3,638	226,320
3M Co.	10,523	984,742
Tredegar Corp.	395	6,814
Trinity Industries Inc.	1,123	42,157
Tyco International Ltd.	7,219	320,091

		11,177,797
MEDIA – 2.65%
Belo Corp.	1,249	21,683
CBS Corp. Class B	10,124	318,906
Clear Channel Communications Inc.	8,162	305,585
Comcast Corp. Class A(a)	45,523	1,100,746
DIRECTV Group Inc. (The)(a)	11,319	274,825
Dow Jones & Co. Inc.	991	59,163
Entercom Communications Corp.	475	9,182
4Kids Entertainment Inc.(a)	176	3,096
Gannett Co. Inc.	3,392	148,230
Lee Enterprises Inc.	599	9,326
McGraw-Hill Companies Inc. (The)	5,038	256,485
Media General Inc. Class A	367	10,096
Meredith Corp.	596	34,151
New York Times Co. (The) Class A(b)	2,044	40,389
News Corp. Class A	34,105	749,969
Radio One Inc. Class D(a)	1,224	4,566
Scholastic Corp.(a)	430	14,990
Scripps (E.W.) Co. Class A	1,197	50,274
Time Warner Inc.	54,847	1,006,991
Tribune Co.	1,223	33,412
Viacom Inc. Class B(a)	10,094	393,363
Walt Disney Co. (The)	28,543	981,594
Washington Post Co. (The) Class B	86	69,041
Wiley (John) & Sons Inc. Class A	629	28,261

		5,924,324
METAL FABRICATE & HARDWARE – 0.23%
Castle (A.M.) & Co.	173	5,640
Commercial Metals Co.	1,710	54,122
Kaydon Corp.	420	21,836
Lawson Products Inc.	74	2,576
Mueller Industries Inc.	553	19,985
Precision Castparts Corp.	2,009	297,292
Quanex Corp.	561	26,356
Timken Co. (The)	1,326	49,261
Valmont Industries Inc.	257	21,806
Worthington Industries Inc.	1,078	25,398

		524,272

MINING – 0.70%
Alcoa Inc.	12,780	499,954
AMCOL International Corp.	320	10,589
Brush Engineered Materials Inc.(a)	288	14,944
Century Aluminum Co.(a)	412	21,692
Freeport-McMoRan Copper & Gold Inc.	5,562	583,398
Newmont Mining Corp.	6,584	294,502
RTI International Metals Inc.(a)	326	25,839
Vulcan Materials Co.	1,379	122,938

		1,573,856
OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.	3,194	145,071
Xerox Corp.(a)	13,727	238,026

		383,097
OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	967	26,244
HNI Corp.	727	26,172
Interface Inc. Class A	760	13,718

		66,134
OIL & GAS – 8.74%
Anadarko Petroleum Corp.	6,759	363,296
Apache Corp.	4,828	434,810
Atwood Oceanics Inc.(a)	390	29,858
Bill Barrett Corp.(a)	438	17,262
Cabot Oil & Gas Corp.	1,384	48,661
Chesapeake Energy Corp.	5,963	210,255
Chevron Corp.	31,298	2,928,867
Cimarex Energy Co.	1,181	43,992
ConocoPhillips	23,911	2,098,668
Denbury Resources Inc.(a)	1,812	80,978
Devon Energy Corp.	6,533	543,546
Encore Acquisition Co.(a)	761	24,086
ENSCO International Inc.	2,222	124,654
EOG Resources Inc.	3,565	257,856
Exxon Mobil Corp.	81,386	7,533,088
Forest Oil Corp.(a)	1,188	51,132
Frontier Oil Corp.	1,588	66,124
Helmerich & Payne Inc.	1,490	48,917
Hess Corp.	3,978	264,656
Marathon Oil Corp.	10,037	572,310
Murphy Oil Corp.	2,760	192,896
Nabors Industries Ltd.(a)	4,065	125,080
Newfield Exploration Co.(a)	1,861	89,626
Noble Corp.	3,948	193,649
Noble Energy Inc.	2,513	176,011
Occidental Petroleum Corp.	12,197	781,584
Patterson-UTI Energy Inc.	2,365	53,378
Penn Virginia Corp.	546	24,013
Petroleum Development Corp.(a)	241	10,688
Pioneer Drilling Co.(a)	724	8,818
Pioneer Natural Resources Co.	1,811	81,459
Plains Exploration & Production Co.(a)	1,118	49,438
Pogo Producing Co.	831	44,134
Pride International Inc.(a)	2,458	89,840
Quicksilver Resources Inc.(a)	828	38,957
Rowan Companies Inc.	1,579	57,760
Southwestern Energy Co.(a)	2,524	105,629
St. Mary Land & Exploration Co.	972	34,671
Stone Energy Corp.(a)	404	16,164
Sunoco Inc.	1,800	127,404
Swift Energy Co.(a)	419	17,145
Tesoro Corp.	2,004	92,224
Transocean Inc.(a)	4,224	477,523

Unit Corp.(a)	669	32,380
Valero Energy Corp.	8,008	537,977
XTO Energy Inc.	5,650	349,396

		19,550,860
OIL & GAS SERVICES – 2.07%
Baker Hughes Inc.	4,684	423,293
BJ Services Co.	4,276	113,528
Cameron International Corp.(a)	1,642	151,540
CARBO Ceramics Inc.	297	15,067
Dril-Quip Inc.(a)	320	15,792
Exterran Holdings Inc.(a)	934	75,038
FMC Technologies Inc.(a)	1,930	111,284
Grant Prideco Inc.(a)	1,847	100,698
Gulf Island Fabrication Inc.	158	6,066
Halliburton Co.	13,125	504,000
Helix Energy Solutions Group Inc.(a)	1,319	56,005
Hornbeck Offshore Services Inc.(a)	357	13,102
ION Geophysical Corp.(a)	990	13,692
Lufkin Industries Inc.	221	12,159
Matrix Service Co.(a)	342	7,165
NATCO Group Inc. Class A(a)	253	13,093
National Oilwell Varco Inc.(a)	2,615	377,868
Oceaneering International Inc.(a)	832	63,066
Schlumberger Ltd.	17,450	1,832,250
SEACOR Holdings Inc.(a)	302	28,720
Smith International Inc.	2,953	210,844
Superior Energy Services Inc.(a)	1,163	41,217
Superior Well Services Inc.(a)	230	5,228
Tetra Technologies Inc.(a)	1,011	21,373
Tidewater Inc.	859	53,980
Weatherford International Ltd.(a)	4,923	330,727
W-H Energy Services Inc.(a)	478	35,253

		4,632,048
PACKAGING & CONTAINERS – 0.14%
Ball Corp.	1,497	80,464
Bemis Co. Inc.	1,495	43,519
Chesapeake Corp.	287	2,428
Packaging Corp. of America	1,133	32,936
Pactiv Corp.(a)	1,968	56,403
Sealed Air Corp.	2,292	58,584
Sonoco Products Co.	1,416	42,735

		317,069
PHARMACEUTICALS – 5.15%
Abbott Laboratories	22,575	1,210,472
Allergan Inc.	4,504	290,373
Alpharma Inc. Class A	629	13,435
AmerisourceBergen Corp.	2,691	121,983
Barr Pharmaceuticals Inc.(a)	1,605	91,341
Bradley Pharmaceuticals Inc.(a)	266	4,841
Bristol-Myers Squibb Co.	28,754	828,690
Cardinal Health Inc.	5,385	336,724
Cephalon Inc.(a)	980	71,599
Endo Pharmaceuticals Holdings Inc.(a)	1,939	60,128
Express Scripts Inc.(a)	3,832	213,902
Forest Laboratories Inc.(a)	4,705	175,449
Gilead Sciences Inc.(a)	13,646	557,712
HealthExtras Inc.(a)	427	11,883
Hospira Inc.(a)	2,237	92,724
King Pharmaceuticals Inc.(a)	3,483	40,821
Lilly (Eli) and Co.	14,424	821,158

Mannatech Inc.(b)	229	1,855
Medco Health Solutions Inc.(a)	4,001	361,650
Medicis Pharmaceutical Corp. Class A	797	24,316
Merck & Co. Inc.	31,822	1,644,879
MGI PHARMA INC.(a)	1,098	30,502
Mylan Laboratories Inc.	3,713	59,259
NBTY Inc.(a)	823	33,414
Noven Pharmaceuticals Inc.(a)	370	5,894
Omnicare Inc.	1,745	57,812
Par Pharmaceutical Companies Inc.(a)	519	9,633
Perrigo Co.	1,177	25,129
PetMed Express Inc.(a)	340	4,763
Pfizer Inc.	101,711	2,484,800
PharMerica Corp.(a)	400	5,968
Schering-Plough Corp.	23,713	750,042
Sciele Pharma Inc.(a)(b)	397	10,330
Sepracor Inc.(a)	1,574	43,285
Theragenics Corp.(a)	488	2,191
USANA Health Sciences Inc.(a)(b)	154	6,738
Valeant Pharmaceuticals International(a)	1,358	21,022
VCA Antech Inc.(a)	1,185	49,474
ViroPharma Inc.(a)	1,001	8,909
Watson Pharmaceuticals Inc.(a)	1,447	46,883
Wyeth	19,722	878,615

		11,510,598
PIPELINES – 0.47%
El Paso Corp.	10,393	176,369
Equitable Resources Inc.	1,813	94,040
National Fuel Gas Co.	1,209	56,593
ONEOK Inc.	1,622	76,883
Questar Corp.	2,539	133,374
Spectra Energy Corp.	9,191	224,996
Williams Companies Inc. (The)	8,733	297,446

		1,059,701
REAL ESTATE – 0.06%
CB Richard Ellis Group Inc. Class A(a)	2,776	77,284
Jones Lang LaSalle Inc.	517	53,127

		130,411
REAL ESTATE INVESTMENT TRUSTS – 1.47%
Acadia Realty Trust	456	12,371
AMB Property Corp.	1,479	88,459
Apartment Investment and Management Co. Class A	1,388	62,640
Archstone-Smith Trust	3,229	194,192
AvalonBay Communities Inc.	1,169	138,012
Boston Properties Inc.	1,753	182,137
Colonial Properties Trust	662	22,707
Cousins Properties Inc.	631	18,526
Developers Diversified Realty Corp.	1,809	101,069
Duke Realty Corp.	2,006	67,823
EastGroup Properties Inc.	331	14,981
Entertainment Properties Trust	369	18,745
Equity One Inc.	535	14,552
Equity Residential	4,126	174,777
Essex Property Trust Inc.	375	44,089
General Growth Properties Inc.	3,566	191,209
Highwoods Properties Inc.	796	29,189
Hospitality Properties Trust	1,415	57,520
Host Hotels & Resorts Inc.	7,548	169,377
Inland Real Estate Corp.	966	14,963

Kilroy Realty Corp.	457	27,708
Kimco Realty Corp.	3,579	161,807
Kite Realty Group Trust	411	7,727
Lexington Realty Trust	955	19,110
Liberty Property Trust	1,298	52,193
LTC Properties Inc.	299	7,077
Macerich Co. (The)	1,027	89,945
Mack-Cali Realty Corp.	957	39,333
Medical Properties Trust Inc.	659	8,778
Mid-America Apartment Communities Inc.	341	16,999
National Retail Properties Inc.	1,049	25,575
Nationwide Health Properties Inc.	1,292	38,928
Parkway Properties Inc.	207	9,137
ProLogis	3,749	248,746
PS Business Parks Inc.	229	13,019
Public Storage	1,821	143,222
Regency Centers Corp.	1,047	80,357
Senior Housing Properties Trust	1,048	23,119
Simon Property Group Inc.	3,282	328,200
Sovran Self Storage Inc.	274	12,560
Tanger Factory Outlet Centers Inc.	425	17,251
UDR Inc.	1,925	46,816
Vornado Realty Trust	1,911	208,968
Weingarten Realty Investors	1,119	46,394

		3,290,307
RETAIL – 5.30%
Abercrombie & Fitch Co. Class A	1,269	102,408
Advance Auto Parts Inc.	1,547	51,917
Aeropostale Inc.(a)	1,188	22,643
American Eagle Outfitters Inc.	2,860	75,247
AnnTaylor Stores Corp.(a)	1,023	32,398
Applebee’s International Inc.	1,052	26,174
AutoNation Inc.(a)	2,179	38,612
AutoZone Inc.(a)	711	82,576
Barnes & Noble Inc.	748	26,374
Bed Bath & Beyond Inc.(a)	4,058	138,459
Best Buy Co. Inc.	5,911	272,024
Big 5 Sporting Goods Corp.	329	6,152
Big Lots Inc.(a)(b)	1,620	48,341
BJ’s Wholesale Club Inc.(a)	969	32,132
Bob Evans Farms Inc.	523	15,784
Borders Group Inc.	918	12,237
Brinker International Inc.	1,628	44,672
Brown Shoe Co. Inc.	603	11,698
Cabela’s Inc. Class A(a)	578	13,670
California Pizza Kitchen Inc.(a)	409	7,186
CarMax Inc.(a)	3,230	65,666
Casey’s General Store Inc.	753	20,858
Cash America International Inc.	435	16,356
Cato Corp. Class A	458	9,362
CBRL Group Inc.	348	14,198
CEC Entertainment Inc.(a)	498	13,381
Charlotte Russe Holding Inc.(a)	367	5,373
Charming Shoppes Inc.(a)	1,703	14,305
Cheesecake Factory Inc. (The)(a)	1,128	26,474
Chico’s FAS Inc.(a)	2,563	36,010
Children’s Place Retail Stores Inc. (The)(a)	321	7,794
Christopher & Banks Corp.	523	6,339
Circuit City Stores Inc.	2,135	16,888
CKE Restaurants Inc.	980	15,886
Coldwater Creek Inc.(a)	857	9,307
Collective Brands Inc.(a)	980	21,619

Copart Inc.(a)	987	33,943
Cost Plus Inc.(a)	333	1,339
Costco Wholesale Corp.	6,457	396,266
CVS Caremark Corp.	21,785	863,340
Darden Restaurants Inc.	2,104	88,073
Dick’s Sporting Goods Inc.(a)	612	41,096
Dillard’s Inc. Class A	899	19,625
Dollar Tree Stores Inc.(a)	1,507	61,094
Dress Barn Inc.(a)	688	11,703
Family Dollar Stores Inc.	2,189	58,140
Finish Line Inc. (The) Class A	641	2,782
First Cash Financial Services Inc.(a)	394	9,227
Foot Locker Inc.	2,234	34,247
Fred’s Inc.	587	6,181
GameStop Corp. Class A(a)	2,250	126,788
Gap Inc. (The)	7,394	136,345
Genesco Inc.(a)	334	15,407
Group 1 Automotive Inc.	327	10,977
Guitar Center Inc.(a)	407	24,135
Haverty Furniture Companies Inc.	370	3,245
Hibbett Sports Inc.(a)	518	12,846
Home Depot Inc.	24,626	798,867
Hot Topic Inc.(a)	670	4,998
IHOP Corp.	268	16,972
Insight Enterprises Inc.(a)	728	18,790
Jack in the Box Inc.(a)	455	29,502
Jo-Ann Stores Inc.(a)	336	7,090
Jos. A. Bank Clothiers Inc.(a)(b)	222	7,419
Kohl’s Corp.(a)	4,718	270,483
Landry’s Restaurants Inc.	258	6,827
Limited Brands Inc.	4,704	107,675
Lithia Motors Inc. Class A	216	3,685
Longs Drug Stores Corp.	402	19,967
Lowe’s Companies Inc.	21,777	610,192
Macy’s Inc.	6,438	208,076
MarineMax Inc.(a)	232	3,378
McDonald’s Corp.	17,484	952,353
Men’s Wearhouse Inc. (The)	770	38,900
Movado Group Inc.	292	9,321
MSC Industrial Direct Co. Inc. Class A	791	40,017
99 Cents Only Stores(a)	728	7,477
Nordstrom Inc.	2,442	114,505
O’Charley’s Inc.	304	4,609
Office Depot Inc.(a)	4,051	83,532
OfficeMax Inc.	1,050	35,984
O’Reilly Automotive Inc.(a)	1,732	57,866
P.F. Chang’s China Bistro Inc.(a)(b)	371	10,982
Pacific Sunwear of California Inc.(a)	1,083	16,028
Panera Bread Co. Class A(a)	454	18,523
Papa John’s International Inc.(a)	331	8,090
Penney (J.C.) Co. Inc.	3,306	209,501
Pep Boys - Manny, Moe & Jack (The)	857	12,024
PetSmart Inc.	2,007	64,023
RadioShack Corp.	1,948	40,246
Rare Hospitality International Inc.(a)	469	17,874
Red Robin Gourmet Burgers Inc.(a)	233	9,996
Regis Corp.	683	21,795
Ross Stores Inc.	2,043	52,383
Ruby Tuesday Inc.	825	15,131
Ruth’s Chris Steak House Inc.(a)	216	3,078
Saks Inc.	2,199	37,713
School Specialty Inc.(a)	329	11,393
Sears Holdings Corp.(a)(b)	1,132	143,990

Select Comfort Corp.(a)(b)	769	10,728
Sonic Automotive Inc.	457	10,941
Sonic Corp.(a)	1,100	25,740
Stage Stores Inc.	600	10,938
Staples Inc.	10,402	223,539
Starbucks Corp.(a)	10,870	284,794
Steak n Shake Co. (The)(a)	405	6,079
Stein Mart Inc.	386	2,937
Target Corp.	12,477	793,163
Texas Roadhouse Inc. Class A(a)	773	9,044
Tiffany & Co.	1,982	103,758
TJX Companies Inc. (The)	6,545	190,263
Tractor Supply Co.(a)	492	22,676
Triarc Companies Inc. Class B	892	11,159
Tuesday Morning Corp.(b)	390	3,506
Tween Brands Inc.(a)	471	15,468
Urban Outfitters Inc.(a)	1,581	34,466
Walgreen Co.	14,674	693,200
Wal-Mart Stores Inc.	35,269	1,539,492
Wendy’s International Inc.	1,305	45,558
Williams-Sonoma Inc.	1,407	45,896
World Fuel Services Corp.	404	16,487
Yum! Brands Inc.	7,678	259,747
Zale Corp.(a)(b)	718	16,615
Zumiez Inc.(a)	264	11,714

		11,856,482
SAVINGS & LOANS – 0.41%
Anchor BanCorp Wisconsin Inc.	292	7,884
Astoria Financial Corp.	1,234	32,738
BankAtlantic Bancorp Inc. Class A	670	5,809
BankUnited Financial Corp. Class A	458	7,117
Brookline Bancorp Inc.	890	10,315
Dime Community Bancshares Inc.	395	5,913
Downey Financial Corp.(b)	298	17,224
First Niagara Financial Group Inc.	1,591	22,513
FirstFed Financial Corp.(a)(b)	241	11,942
Flagstar Bancorp Inc.	491	4,777
Franklin Bank Corp.(a)	341	3,137
Hudson City Bancorp Inc.	7,546	116,057
New York Community Bancorp Inc.	4,350	82,868
Sovereign Bancorp Inc.	5,224	89,017
Washington Federal Inc.	1,247	32,746
Washington Mutual Inc.	12,922	456,276

		906,333
SEMICONDUCTORS – 2.80%
Actel Corp.(a)	369	3,959
Advanced Micro Devices Inc.(a)	8,232	108,662
Altera Corp.	5,186	124,879
AMIS Holdings Inc.(a)	937	9,098
Analog Devices Inc.	4,637	167,674
Applied Materials Inc.	20,319	420,603
Atmel Corp.(a)	6,034	31,135
ATMI Inc.(a)	558	16,601
Axcelis Technologies Inc.(a)	1,483	7,578
Broadcom Corp. Class A(a)	6,763	246,444
Brooks Automation Inc.(a)	1,081	15,393
Cabot Microelectronics Corp.(a)	371	15,860
Cohu Inc.	305	5,719
Cree Inc.(a)(b)	1,293	40,212
Cypress Semiconductor Corp.(a)	2,312	67,534
Diodes Inc.(a)	412	13,225

DSP Group Inc.(a)	407	6,443
Exar Corp.(a)	828	10,814
Fairchild Semiconductor International Inc. Class A(a)	1,724	32,204
Integrated Device Technology Inc.(a)	2,806	43,437
Intel Corp.	85,477	2,210,435
International Rectifier Corp.(a)	1,027	33,881
Intersil Corp. Class A	2,066	69,066
KLA-Tencor Corp.	2,790	155,626
Kopin Corp.(a)	964	3,673
Kulicke and Soffa Industries Inc.(a)	730	6,190
Lam Research Corp.(a)(b)	2,032	108,224
Lattice Semiconductor Corp.(a)	1,658	7,444
Linear Technology Corp.	3,329	116,482
LSI Corp.(a)	11,118	82,496
MEMC Electronic Materials Inc.(a)	3,320	195,415
Micrel Inc.	895	9,666
Microchip Technology Inc.	3,212	116,660
Micron Technology Inc.(a)	11,182	124,120
Microsemi Corp.(a)	1,055	29,413
MKS Instruments Inc.(a)	529	10,062
National Semiconductor Corp.	3,621	98,202
Novellus Systems Inc.(a)	1,835	50,022
NVIDIA Corp.(a)	8,005	290,101
Pericom Semiconductor Corp.(a)	452	5,297
Photronics Inc.(a)	628	7,165
QLogic Corp.(a)	2,248	30,236
Rudolph Technologies Inc.(a)	332	4,592
Semtech Corp.(a)	1,028	21,053
Silicon Laboratories Inc.(a)	783	32,698
Skyworks Solutions Inc.(a)	2,347	21,217
Standard Microsystems Corp.(a)	288	11,065
Supertex Inc.(a)	194	7,737
Teradyne Inc.(a)	2,801	38,654
Texas Instruments Inc.	20,995	768,207
TriQuint Semiconductor Inc.(a)	2,023	9,933
Ultratech Inc.(a)	339	4,699
Varian Semiconductor Equipment Associates Inc.(a)	1,143	61,173
Veeco Instruments Inc.(a)	431	8,353
Xilinx Inc.	4,435	115,931

		6,252,662
SOFTWARE – 3.51%
ACI Worldwide Inc.(a)	556	12,427
Activision Inc.(a)	3,934	84,935
Acxiom Corp.	1,068	21,136
Adobe Systems Inc.(a)	8,572	374,254
Advent Software Inc.(a)	272	12,776
Allscripts Healthcare Solutions Inc.(a)	641	17,326
ANSYS Inc.(a)	1,100	37,587
Autodesk Inc.(a)	3,428	171,297
Automatic Data Processing Inc.	7,843	360,229
Avid Technology Inc.(a)(b)	600	16,248
Blackbaud Inc.	640	16,154
BMC Software Inc.(a)	3,006	93,877
Broadridge Financial Solutions Inc.	1,987	37,654
CA Inc.	5,807	149,356
Captaris Inc.(a)	524	2,772
Cerner Corp.(a)	1,001	59,870
Citrix Systems Inc.(a)	2,610	105,235
Compuware Corp.(a)	4,603	36,916
Concur Technologies Inc.(a)	400	12,608

CSG Systems International Inc.(a)	696	14,790
Digi International Inc.(a)	334	4,756
Dun & Bradstreet Corp. (The)	858	84,607
Electronic Arts Inc.(a)	4,539	254,139
Epicor Software Corp.(a)	817	11,250
EPIQ Systems Inc.(a)	251	4,724
Fair Isaac Corp.	880	31,777
Fidelity National Information Services Inc.	2,445	108,485
Fiserv Inc.(a)	2,511	127,709
Global Payments Inc.	975	43,115
IMS Health Inc.	2,864	87,753
Informatica Corp.(a)	1,256	19,719
Intuit Inc.(a)	4,994	151,318
JDA Software Group Inc.(a)	419	8,657
ManTech International Corp. Class A(a)	272	9,787
Microsoft Corp.	118,366	3,487,062
MoneyGram International Inc.	1,188	26,837
Neoware Inc.(a)	294	4,769
Novell Inc.(a)	4,912	37,528
Omnicell Inc.(a)	498	14,213
Oracle Corp.(a)	57,926	1,254,098
Parametric Technology Corp.(a)	1,622	28,255
Paychex Inc.	4,977	204,057
Phase Forward Inc.(a)	612	12,246
Phoenix Technologies Ltd.(a)	406	4,348
Progress Software Corp.(a)	596	18,059
Quality Systems Inc.	238	8,718
SEI Investments Co.	1,806	49,268
Smith Micro Software Inc.(a)	327	5,252
SPSS Inc.(a)	269	11,067
Sybase Inc.(a)	1,311	30,323
SYNNEX Corp.(a)	242	4,976
Take-Two Interactive Software Inc.(a)(b)	1,030	17,592
THQ Inc.(a)	932	23,281
Wind River Systems Inc.(a)	1,126	13,253

		7,840,445
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	469	11,331

		11,331
TELECOMMUNICATIONS – 6.17%
Adaptec Inc.(a)	1,654	6,318
ADC Telecommunications Inc.(a)	1,659	32,533
ADTRAN Inc.	1,013	23,329
Alltel Corp.	5,071	353,347
Andrew Corp.(a)	2,211	30,622
Anixter International Inc.(a)	489	40,318
Applied Signal Technology Inc.	165	2,231
Arris Group Inc.(a)	1,560	19,266
AT&T Inc.	89,522	3,787,676
Avaya Inc.(a)	6,495	110,155
Black Box Corp.	265	11,331
C-COR Inc.(a)	622	7,147
CenturyTel Inc.	1,661	76,771
Ciena Corp.(a)	1,199	45,658
Cincinnati Bell Inc.(a)	3,659	18,075
Cisco Systems Inc.(a)	89,210	2,953,743
Citizens Communications Co.	4,899	70,154
CommScope Inc.(a)	921	46,271
Comtech Telecommunications Corp.(a)	317	16,956
Corning Inc.	23,033	567,763
Ditech Networks Inc.(a)	425	2,240

Embarq Corp.	2,216	123,210
General Communication Inc. Class A(a)	669	8,122
Harmonic Inc.(a)	1,062	11,268
Harris Corp.	1,996	115,349
JDS Uniphase Corp.(a)	2,963	44,326
Juniper Networks Inc.(a)	7,495	274,392
Motorola Inc.	33,867	627,556
NETGEAR Inc.(a)	490	14,906
Network Equipment Technologies Inc.(a)	406	5,887
NeuStar Inc. Class A(a)	925	31,718
Newport Corp.(a)	572	8,712
Novatel Wireless Inc.(a)	432	9,785
Plantronics Inc.	652	18,615
Polycom Inc.(a)	1,395	37,470
Powerwave Technologies Inc.(a)	1,759	10,835
QUALCOMM Inc.	24,399	1,031,102
Qwest Communications International Inc.(a)	22,624	207,236
RF Micro Devices Inc.(a)	2,830	19,046
Sprint Nextel Corp.	41,899	796,081
Symmetricom Inc.(a)	730	3,431
Telephone and Data Systems Inc.	1,497	99,925
Tellabs Inc.(a)	6,368	60,623
3Com Corp.(a)	5,751	28,410
Tollgrade Communications Inc.(a)	171	1,731
UTStarcom Inc.(a)	1,605	5,874
Verizon Communications Inc.	42,438	1,879,155
Viasat Inc.(a)	336	10,359
Windstream Corp.	7,126	100,619

		13,807,647
TEXTILES – 0.07%
Angelica Corp.	129	2,543
Cintas Corp.	1,947	72,234
G&K Services Inc. Class A	320	12,864
Mohawk Industries Inc.(a)	765	62,195
UniFirst Corp.	204	7,642

		157,478
TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	2,355	65,657
JAKKS Pacific Inc.(a)	385	10,283
Mattel Inc.	5,809	136,279
RC2 Corp.(a)	285	7,892

		220,111
TRANSPORTATION – 1.66%
Alexander & Baldwin Inc.	655	32,835
Arkansas Best Corp.	373	12,182
Bristow Group Inc.(a)	335	14,643
Burlington Northern Santa Fe Corp.	4,437	360,151
C.H. Robinson Worldwide Inc.	2,504	135,942
Con-way Inc.	692	31,832
CSX Corp.	6,398	273,387
Expeditors International Washington Inc.	3,137	148,380
FedEx Corp.	4,516	473,051
Forward Air Corp.	451	13,431
Heartland Express Inc.	918	13,109
Hub Group Inc. Class A(a)	574	17,237
Hunt (J.B.) Transport Services Inc.	1,572	41,344
Kansas City Southern Industries Inc.(a)	1,081	34,776
Kirby Corp.(a)	749	33,061
Knight Transportation Inc.	854	14,697
Landstar System Inc.	835	35,045

Norfolk Southern Corp.	5,740	297,963
Old Dominion Freight Line Inc.(a)	424	10,163
Overseas Shipholding Group Inc.	375	28,811
Ryder System Inc.	876	42,924
Union Pacific Corp.	3,945	446,022
United Parcel Service Inc. Class B	15,469	1,161,722
Werner Enterprises Inc.	758	13,000
YRC Worldwide Inc.(a)	824	22,512

		3,708,220
TRUCKING & LEASING – 0.01%
GATX Corp.	753	32,191

		32,191
WATER – 0.02%
American States Water Co.	242	9,438
Aqua America Inc.	1,860	42,185

		51,623

TOTAL COMMON STOCKS
(Cost: $205,416,118)		223,180,898
SHORT-TERM INVESTMENTS – 0.86%

MONEY MARKET FUNDS – 0.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	1,148,540	1,148,540
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	775,341	775,341

		1,923,881

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,923,881)		1,923,881

TOTAL INVESTMENTS IN SECURITIES – 100.65%
(Cost: $207,339,999)		225,104,779
Other Assets, Less Liabilities – (0.65)%		(1,449,028)

NET ASSETS – 100.00%		$223,655,751

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 100.01%

BIOTECHNOLOGY – 47.04%
Acorda Therapeutics Inc.(a)	184,459	$3,384,823
Affymetrix Inc.(a)(b)	405,949	10,298,926
Alexion Pharmaceuticals Inc.(a)(b)	254,311	16,568,362
Amgen Inc.(a)	2,290,177	129,555,312
Arena Pharmaceuticals Inc.(a)(b)	319,817	3,501,996
ARIAD Pharmaceuticals Inc.(a)	458,111	2,121,054
ArQule Inc.(a)	182,972	1,304,590
Barrier Therapeutics Inc.(a)	229,263	1,384,749
BioCryst Pharmaceuticals Inc.(a)(b)	216,653	1,564,235
Biogen Idec Inc.(a)	733,059	48,623,803
BioMimetic Therapeutics Inc.(a)	126,887	1,692,673
Celgene Corp.(a)	1,105,399	78,826,003
Cell Genesys Inc.(a)(b)	657,310	2,510,924
Coley Pharmaceutical Group Inc.(a)	173,411	544,511
Crucell NV ADR(a)(b)	91,031	1,878,880
CuraGen Corp.(a)(b)	349,791	482,712
Cytokinetics Inc.(a)	309,923	1,586,806
deCODE genetics Inc.(a)(b)	488,940	1,696,622
Encysive Pharmaceuticals Inc.(a)(b)	487,187	735,652
Enzon Pharmaceuticals Inc.(a)(b)	384,508	3,387,515
Exelixis Inc.(a)	851,647	9,018,942
Genitope Corp.(a)(b)	312,790	1,401,299
Genomic Health Inc.(a)	195,062	3,743,240
GenVec Inc.(a)	480,727	1,129,708
Genzyme Corp.(a)	611,272	37,874,413
Geron Corp.(a)(b)	613,127	4,488,090
GTx Inc.(a)	240,784	3,919,964
Harvard Bioscience Inc.(a)	205,983	926,924
Human Genome Sciences Inc.(a)(b)	482,501	4,964,935
Illumina Inc.(a)	325,532	16,888,600
ImmunoGen Inc.(a)	217,730	1,012,445
Immunomedics Inc.(a)	529,153	1,211,760
Incyte Corp.(a)	643,332	4,599,824
InterMune Inc.(a)(b)	354,498	6,781,547
Invitrogen Corp.(a)	134,119	10,961,546
Keryx Biopharmaceuticals Inc.(a)	336,372	3,343,538
Kosan Biosciences Inc.(a)	268,039	1,342,875
Lexicon Pharmaceuticals Inc.(a)	572,578	1,981,120
LifeCell Corp.(a)(b)	201,712	7,578,320
Maxygen Inc.(a)	233,760	1,591,906
Medivation Inc.(a)	190,032	3,810,142
Millennium Pharmaceuticals Inc.(a)	828,910	8,413,437
Momenta Pharmaceuticals Inc.(a)(b)	256,135	2,917,378
Monogram Biosciences Inc.(a)	903,985	1,292,699
Myriad Genetics Inc.(a)	267,379	13,943,815
Nektar Therapeutics(a)	767,828	6,779,921
Neurochem Inc.(a)(b)	322,938	894,538
Northfield Laboratories Inc.(a)(b)	176,429	338,744
Novavax Inc.(a)(b)	429,636	1,542,393

Omrix Biopharmaceuticals Inc.(a)	110,511	3,902,143
Orchid Cellmark Inc.(a)	157,113	878,262
Oscient Pharmaceuticals Corp.(a)(b)	99,499	256,707
Panacos Pharmaceuticals Inc.(a)	399,843	639,749
PDL BioPharma Inc.(a)	592,670	12,807,599
Qiagen NV(a)(b)	775,764	15,057,579
Regeneron Pharmaceuticals Inc.(a)	628,911	11,194,616
Sangamo BioSciences Inc.(a)(b)	240,832	3,398,140
Savient Pharmaceuticals Inc.(a)	333,009	4,845,281
Seattle Genetics Inc.(a)	386,346	4,342,529
StemCells Inc.(a)(b)	537,457	1,134,034
SuperGen Inc.(a)	397,285	1,724,217
Telik Inc.(a)(b)	391,134	1,138,200
Tercica Inc.(a)	342,388	2,122,806
Third Wave Technologies Inc.(a)	289,323	2,496,858
Vertex Pharmaceuticals Inc.(a)(b)	836,291	32,121,937
XOMA Ltd.(a)	1,356,113	4,624,345

		579,029,213
COMMERCIAL SERVICES – 0.33%
Albany Molecular Research Inc.(a)	268,042	4,047,434

		4,047,434
ENERGY - ALTERNATE SOURCES – 0.18%
Verenium Corp.(a)(b)	423,224	2,234,623

		2,234,623
HEALTH CARE - PRODUCTS – 2.94%
Caliper Life Sciences Inc.(a)	302,058	1,733,813
Cerus Corp.(a)	216,866	1,893,240
Columbia Laboratories Inc.(a)	342,958	888,261
EPIX Pharmaceuticals Inc.(a)	252,972	1,027,066
Gen-Probe Inc.(a)	241,745	16,095,382
Luminex Corp.(a)	241,629	3,643,765
TECHNE Corp.(a)	172,054	10,853,166

		36,134,693
PHARMACEUTICALS – 49.52%
Abraxis BioScience Inc.(a)(b)	557,529	12,728,387
ACADIA Pharmaceuticals Inc.(a)	252,729	3,803,571
Adams Respiratory Therapeutics Inc.(a)(b)	223,871	8,627,988
Adolor Corp.(a)	437,286	1,495,518
Akorn Inc.(a)	626,458	4,692,170
Alexza Pharmaceuticals Inc.(a)	212,098	1,836,769
Alkermes Inc.(a)	582,040	10,709,536
Allos Therapeutics Inc.(a)	436,736	2,074,496
Alnylam Pharmaceuticals Inc.(a)	260,830	8,547,399
Altus Pharmaceuticals Inc.(a)(b)	204,102	2,141,030
Amylin Pharmaceuticals Inc.(a)(b)	410,088	20,504,400
Anadys Pharmaceuticals Inc.(a)(b)	198,870	407,684
Angiotech Pharmaceuticals Inc.(a)	307,527	1,928,194
Antigenics Inc.(a)(b)	342,896	812,664
Array BioPharma Inc.(a)	213,170	2,393,899
Aspreva Pharmaceuticals Corp.(a)	261,624	5,368,525
AtheroGenics Inc.(a)(b)	401,293	666,146
Auxilium Pharmaceuticals Inc.(a)(b)	243,191	5,126,466
AVANIR Pharmaceuticals Class A(a)(b)	300,274	642,586
AVI BioPharma Inc.(a)(b)	389,643	993,590
Axcan Pharma Inc.(a)	526,915	10,944,025
BioMarin Pharmaceutical Inc.(a)	768,310	19,130,919
Cardiome Pharma Corp.(a)	387,755	3,660,407
Cell Therapeutics Inc.(a)(b)	300,609	1,106,241
Cephalon Inc.(a)(b)	200,522	14,650,137

CollaGenex Pharmaceuticals Inc.(a)	153,545	1,378,834
CombinatoRX Inc.(a)(b)	206,216	1,274,415
Cubist Pharmaceuticals Inc.(a)(b)	432,277	9,134,013
CV Therapeutics Inc.(a)	534,938	4,803,743
Cypress Bioscience Inc.(a)	280,689	3,842,632
Dendreon Corp.(a)(b)	563,697	4,334,830
Depomed Inc.(a)(b)	319,212	654,385
Discovery Laboratories Inc.(a)	589,467	1,585,666
Draxis Health Inc.(a)	74,947	389,724
DURECT Corp.(a)(b)	472,909	2,591,541
Dyax Corp.(a)	390,194	1,404,698
Dynavax Technologies Corp.(a)	191,583	821,891
Emisphere Technologies Inc.(a)	171,525	825,035
Endo Pharmaceuticals Holdings Inc.(a)	441,702	13,697,179
Flamel Technologies SA SP ADR(a)(b)	174,943	1,572,738
Genta Inc.(a)	274,404	367,701
Gilead Sciences Inc.(a)	2,161,849	88,354,769
Hi-Tech Pharmacal Co. Inc.(a)(b)	88,140	1,046,222
Hollis-Eden Pharmaceuticals Inc.(a)(b)	185,879	366,182
Idenix Pharmaceuticals Inc.(a)(b)	348,134	1,006,107
ImClone Systems Inc.(a)	258,988	10,706,564
Indevus Pharmaceuticals Inc.(a)	418,669	2,893,003
Inspire Pharmaceuticals Inc.(a)(b)	436,299	2,342,926
Introgen Therapeutics Inc.(a)(b)	232,649	970,146
Isis Pharmaceuticals Inc.(a)	532,434	7,970,537
ISTA Pharmaceuticals Inc.(a)(b)	177,966	1,227,965
Labopharm Inc.(a)	60,129	101,618
Ligand Pharmaceuticals Inc. Class B	744,201	3,974,033
MannKind Corp.(a)(b)	566,616	5,484,843
Matrixx Initiatives Inc.(a)	65,540	1,295,070
Medarex Inc.(a)(b)	1,167,971	16,538,469
Medicines Co. (The)(a)	249,043	4,435,456
MGI PHARMA INC.(a)	440,459	12,235,951
Nabi Biopharmaceuticals(a)	536,186	2,176,915
Nastech Pharmaceutical Co. Inc.(a)(b)	179,179	2,384,873
NeoPharm Inc.(a)(b)	186,521	184,656
Neurocrine Biosciences Inc.(a)	142,357	1,423,570
NitroMed Inc.(a)(b)	329,684	586,838
Noven Pharmaceuticals Inc.(a)	144,106	2,295,609
NPS Pharmaceuticals Inc.(a)	284,023	1,633,132
Nuvelo Inc.(a)	343,786	704,761
Onyx Pharmaceuticals Inc.(a)(b)	503,072	21,893,693
OSI Pharmaceuticals Inc.(a)	343,669	11,681,309
Osiris Therapeutics Inc.(a)(b)	205,682	2,649,184
Pain Therapeutics Inc.(a)(b)	243,947	2,280,904
Penwest Pharmaceuticals Co.(a)(b)	140,372	1,545,496
Perrigo Co.	618,308	13,200,876
Pharmacyclics Inc.(a)(b)	159,427	366,682
Pharmion Corp.(a)	272,283	12,563,138
POZEN Inc.(a)	199,971	2,211,679
Progenics Pharmaceuticals Inc.(a)	197,989	4,377,537
QLT Inc.(a)(b)	432,063	2,458,438
Renovis Inc.(a)	212,146	818,884
Rigel Pharmaceuticals Inc.(a)	219,349	2,068,461
Salix Pharmaceuticals Ltd.(a)(b)	346,458	4,303,008
Santarus Inc.(a)	374,368	992,075
SciClone Pharmaceuticals Inc.(a)	298,802	585,652
Sciele Pharma Inc.(a)(b)	255,028	6,635,829
Sepracor Inc.(a)	347,516	9,556,690
Shire PLC ADR	361,586	26,750,132
Teva Pharmaceutical Industries Ltd. SP ADR	1,381,907	61,453,404
Trimeris Inc.(a)	210,930	1,641,035
United Therapeutics Corp.(a)	158,131	10,522,037

Vanda Pharmaceuticals Inc.(a)	183,735	2,555,754
ViaCell Inc.(a)	241,288	1,138,879
ViroPharma Inc.(a)	453,525	4,036,373
VIVUS Inc.(a)	327,843	1,626,101
Warner Chilcott Ltd. Class A(a)	1,051,139	18,678,740
XenoPort Inc.(a)	168,343	7,920,538
Zymogenetics Inc.(a)(b)	538,383	7,025,898

		609,550,413

TOTAL COMMON STOCKS
(Cost: $1,556,253,721)		1,230,996,376
SHORT-TERM INVESTMENTS – 14.02%

MONEY MARKET FUNDS – 14.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	217,696	217,696
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	172,394,536	172,394,536

		172,612,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $172,612,232)		172,612,232

TOTAL INVESTMENTS IN SECURITIES – 114.03%
(Cost: $1,728,865,953)		1,403,608,608
Other Assets, Less Liabilities – (14.03)%		(172,686,621)

NET ASSETS – 100.00%		$1,230,921,987

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.21%
Catalina Marketing Corp.(a)	6,419	$207,911
Clear Channel Outdoor Holdings Inc. Class A(a)	7,007	178,678
Donnelley (R.H.) Corp.(a)(b)	12,616	706,748
Gaiam Inc.(a)	3,092	74,301
Getty Images Inc.(a)	8,748	243,544
Greenfield Online Inc.(a)	3,797	57,904
Harte-Hanks Inc.	8,788	172,948
Interpublic Group of Companies Inc. (The)(a)(b)	83,383	865,516
inVentiv Health Inc.(a)	5,475	239,914
Lamar Advertising Co.	14,696	719,663
Marchex Inc. Class B	4,932	46,903
Omnicom Group Inc.	58,469	2,811,774
ValueVision Media Inc. Class A(a)	5,390	39,940

		6,365,744
AEROSPACE & DEFENSE – 2.09%
AAR Corp.(a)	6,539	198,393
AeroVironment Inc.(a)	1,215	27,957
Alliant Techsystems Inc.(a)	5,893	644,105
Argon ST Inc.(a)	2,307	45,679
BE Aerospace Inc.(a)	16,202	672,869
Boeing Co. (The)	139,205	14,615,133
Curtiss-Wright Corp.	7,839	372,352
DRS Technologies Inc.	7,307	402,762
EDO Corp.	3,078	172,399
Esterline Technologies Corp.(a)	4,478	255,470
GenCorp Inc.(a)	9,887	118,249
General Dynamics Corp.	71,518	6,041,125
Goodrich Corp.	22,123	1,509,452
HEICO Corp.	4,474	220,837
Innovative Solutions and Support Inc.(a)	2,231	42,322
Kaman Corp.	4,296	148,470
L-3 Communications Holdings Inc.	22,119	2,259,235
Lockheed Martin Corp.	62,249	6,753,394
Moog Inc. Class A(a)	6,651	292,245
MTC Technologies Inc.(a)	1,681	32,460
Northrop Grumman Corp.	61,022	4,759,716
Orbital Sciences Corp.(a)	10,451	232,430
Raytheon Co.	78,413	5,004,318
Rockwell Collins Inc.	29,585	2,160,888
Sequa Corp. Class A(a)	1,263	209,380
Spirit AeroSystems Holdings Inc. Class A(a)	12,415	483,440
Teledyne Technologies Inc.(a)	6,149	328,295
TransDigm Group Inc.(a)	1,671	76,381
Triumph Group Inc.	2,909	237,694

United Industrial Corp.	1,507	113,417
United Technologies Corp.	175,808	14,149,028

		62,579,895

AGRICULTURE – 1.53%
Alico Inc.	630	27,304
Alliance One International Inc.(a)	16,808	109,924
Altria Group Inc.	371,830	25,853,340
Andersons Inc. (The)(b)	2,737	131,431
Archer-Daniels-Midland Co.	115,422	3,818,160
Bunge Ltd.	21,349	2,293,950
Cadiz Inc.(a)(b)	2,094	39,577
Carolina Group	19,202	1,578,980
Maui Land & Pineapple Co. Inc.(a)	787	23,956
Monsanto Co.	96,224	8,250,246
Reynolds American Inc.	30,255	1,923,915
Tejon Ranch Co.(a)	1,937	80,192
Universal Corp.	4,752	232,610
UST Inc.	28,331	1,405,218
Vector Group Ltd.(b)	5,449	122,112

		45,890,915
AIRLINES – 0.26%
AirTran Holdings Inc.(a)	16,070	158,129
Alaska Air Group Inc.(a)	7,065	163,131
Allegiant Travel Co.(a)	947	28,713
AMR Corp.(a)(b)	42,648	950,624
Continental Airlines Inc. Class B(a)	17,084	564,285
Copa Holdings SA Class A	3,088	123,674
Delta Air Lines Inc.(a)	42,203	757,544
ExpressJet Holdings Inc.(a)	9,533	29,457
JetBlue Airways Corp.(a)(b)	31,404	289,545
Midwest Air Group Inc.(a)	4,342	71,426
Northwest Airlines Corp.(a)	46,432	826,490
Pinnacle Airlines Corp.(a)	3,464	55,493
Republic Airways Holdings Inc.(a)	5,948	125,919
SkyWest Inc.	11,331	285,201
Southwest Airlines Co.	137,844	2,040,091
UAL Corp.(a)(b)	20,539	955,680
US Airways Group Inc.(a)	14,308	375,585

		7,800,987
APPAREL – 0.51%
Carter’s Inc.(a)	10,278	205,046
Cherokee Inc.	1,315	50,443
Coach Inc.(a)	65,604	3,101,101
Columbia Sportswear Co.	2,410	133,297
Crocs Inc.(a)	14,217	956,093
Deckers Outdoor Corp.(a)	2,264	248,587
G-III Apparel Group Ltd.(a)	2,306	45,405
Guess? Inc.	9,559	468,678
Gymboree Corp.(a)	5,537	195,124
Hanesbrands Inc.(a)	16,950	475,617
Heelys Inc.(a)(b)	1,115	8,887
Iconix Brand Group Inc.(a)	8,921	212,231
Jones Apparel Group Inc.	19,156	404,766
Kellwood Co.	4,555	77,663
K-Swiss Inc. Class A	4,528	103,736
Liz Claiborne Inc.	18,381	631,020
Maidenform Brands Inc.(a)	4,038	64,123
NexCen Brands Inc.(a)	7,385	49,627
Nike Inc. Class B	63,083	3,700,449
Oxford Industries Inc.	2,705	97,705
Perry Ellis International Inc.(a)	1,994	55,254
Phillips-Van Heusen Corp.	9,892	519,132
Polo Ralph Lauren Corp.	10,884	846,231

Quiksilver Inc.(a)	21,869	312,727
SKECHERS U.S.A. Inc. Class A(a)	3,599	79,538
Steven Madden Ltd.	3,619	68,580
Timberland Co. Class A(a)	8,312	157,596
True Religion Apparel Inc.(a)	2,433	42,821
VF Corp.	15,837	1,278,838
Volcom Inc.(a)	2,564	109,021
Warnaco Group Inc. (The)(a)	8,139	317,991
Weyco Group Inc.	1,298	40,770
Wolverine World Wide Inc.	9,580	262,492

		15,320,589
AUTO MANUFACTURERS – 0.37%
A.S.V. Inc.(a)(b)	3,594	50,424
Force Protection Inc.(a)(b)	11,947	258,772
Ford Motor Co.(a)	357,986	3,039,301
General Motors Corp.	85,274	3,129,556
Oshkosh Truck Corp.	13,203	818,190
PACCAR Inc.	43,946	3,746,397
Wabash National Corp.	5,362	60,537

		11,103,177
AUTO PARTS & EQUIPMENT – 0.35%
Accuride Corp.(a)	4,146	50,208
Aftermarket Technology Corp.(a)	3,823	121,342
American Axle & Manufacturing Holdings Inc.	7,845	198,086
Amerigon Inc. Class A(a)	3,780	65,432
ArvinMeritor Inc.	12,606	212,033
Autoliv Inc.	14,159	846,000
BorgWarner Inc.	10,316	944,223
Commercial Vehicle Group Inc.(a)	3,710	47,599
Cooper Tire & Rubber Co.	10,842	264,545
Exide Technologies Inc.(a)	10,659	69,283
Goodyear Tire & Rubber Co. (The)(a)	37,173	1,130,431
Hayes Lemmerz International Inc.(a)	16,688	69,422
Johnson Controls Inc.	34,899	4,121,921
Keystone Automotive Industries Inc.(a)	2,888	137,931
Lear Corp.(a)	13,475	432,547
Miller Industries Inc.(a)	1,738	29,755
Modine Manufacturing Co.	5,719	152,240
Noble International Ltd.	2,066	43,985
Spartan Motors Inc.	5,676	95,527
Standard Motor Products Inc.	2,772	26,057
Superior Industries International Inc.(b)	4,009	86,955
Tenneco Inc.(a)	8,138	252,359
Titan International Inc.	4,246	135,532
TRW Automotive Holdings Corp.(a)	7,464	236,460
Visteon Corp.(a)	22,813	117,487
WABCO Holdings Inc.	10,692	499,851

		10,387,211
BANKS – 5.48%
Alabama National BanCorporation	3,013	234,773
AMCORE Financial Inc.	4,059	101,150
AmericanWest Bancorporation	3,044	59,693
Ameris Bancorp	2,408	43,537
Associated Banc-Corp	22,422	664,364
BancFirst Corp.	1,405	63,042
Banco Latinoamericano de Exportaciones SA	4,786	87,009
Bancorp Inc. (The)(a)	1,878	34,668
BancorpSouth Inc.	14,466	351,524
Bank Mutual Corp.	9,743	114,870
Bank of America Corp.	784,537	39,438,675

Bank of Hawaii Corp.	8,705	460,059
Bank of New York Mellon Corp. (The)	200,124	8,833,473
Bank of the Ozarks Inc.	2,157	65,853
Banner Corp.	2,668	91,753
BB&T Corp.	97,467	3,936,692
BOK Financial Corp.	3,900	200,499
Boston Private Financial Holdings Inc.	6,492	180,737
Capital City Bank Group Inc.(b)	2,246	70,075
Capital Corp of the West	1,731	31,885
Capitol Bancorp Ltd.	2,488	61,777
Cascade Bancorp(b)	3,939	87,682
Cass Information Systems Inc.	1,093	39,097
Cathay General Bancorp	9,011	290,244
Centennial Bank Holdings Inc.(a)	9,719	62,202
Center Financial Corp.	1,746	24,287
Central Pacific Financial Corp.	5,403	157,768
Chemical Financial Corp.	4,384	106,312
Chittenden Corp.	8,104	284,937
Citizens Republic Bancorp Inc.	13,290	214,102
City Bank	2,614	75,074
City Holding Co.	3,039	110,650
City National Corp.	7,311	508,188
CoBiz Financial Inc.	3,241	55,486
Colonial BancGroup Inc. (The)	27,952	604,322
Columbia Banking System Inc.	3,118	99,215
Comerica Inc.	27,579	1,414,251
Commerce Bancorp Inc.	33,942	1,316,271
Commerce Bancshares Inc.	12,238	561,602
Community Bancorp(a)	1,817	45,679
Community Bank System Inc.	5,280	103,066
Community Banks Inc.	4,372	130,242
Community Trust Bancorp Inc.	2,672	80,267
Corus Bankshares Inc.(b)	6,847	89,148
Cullen/Frost Bankers Inc.	10,717	537,136
CVB Financial Corp.	11,669	136,527
Discover Financial Services LLC(a)	84,399	1,755,499
East West Bancorp Inc.	11,197	402,644
Enterprise Financial Services Corp.(b)	1,794	43,666
F.N.B. Corp. (Pennsylvania)	10,594	175,225
Fifth Third Bancorp	97,373	3,298,997
First Bancorp (North Carolina)	2,122	43,246
First BanCorp (Puerto Rico)	14,653	139,203
First Busey Corp. Class A	4,466	97,850
First Charter Corp.	6,185	186,601
First Citizens BancShares Inc. Class A	1,091	190,270
First Commonwealth Financial Corp.	13,019	143,990
First Community Bancorp	4,534	248,055
First Community Bancshares Inc.	1,745	63,221
First Financial Bancorp	5,816	74,328
First Financial Bankshares Inc.(b)	3,668	147,380
First Financial Corp.	2,343	70,993
First Horizon National Corp.	22,126	589,879
First Indiana Corp.	2,183	68,372
First Merchants Corp.	3,207	69,143
First Midwest Bancorp Inc.	8,735	298,388
First Regional Bancorp(a)	1,475	36,182
1st Source Corp.	2,696	61,738
First South Bancorp Inc.(b)	1,506	39,397
First State Bancorp	3,610	70,900
FirstMerit Corp.	14,138	279,367
Fremont General Corp.(b)	11,933	46,539
Frontier Financial Corp.	6,893	160,814
Fulton Financial Corp.	30,438	437,698

Glacier Bancorp Inc.	9,245	208,197
Great Southern Bancorp Inc.	1,814	45,060
Greater Bay Bancorp	8,999	248,372
Green Bancshares Inc.	2,056	74,941
Hancock Holding Co.	4,700	188,376
Hanmi Financial Corp.	7,112	110,165
Harleysville National Corp.	5,070	80,562
Heartland Financial USA Inc.	2,248	46,196
Heritage Commerce Corp.	2,493	52,777
Home Bancshares Inc.	2,020	44,016
Horizon Financial Corp.	2,163	43,866
Huntington Bancshares Inc.	64,878	1,101,628
IBERIABANK Corp.	2,040	107,406
Imperial Capital Bancorp Inc.	988	27,911
Independent Bank Corp. (Massachusetts)	2,480	73,656
Independent Bank Corp. (Michigan)	3,963	43,791
Integra Bank Corp.	3,671	66,555
International Bancshares Corp.	9,020	195,734
Irwin Financial Corp.	3,302	36,388
KeyCorp	69,519	2,247,549
K-Fed Bancorp	876	11,537
Lakeland Bancorp Inc.(b)	3,355	45,561
Lakeland Financial Corp.	2,151	49,710
M&T Bank Corp.	12,146	1,256,504
Macatawa Bank Corp.	2,720	36,802
MainSource Financial Group Inc.	3,285	57,915
Marshall & Ilsley Corp.	45,797	2,004,535
MB Financial Inc.	6,438	222,433
Midwest Banc Holdings Inc.	3,435	50,735
Nara Bancorp Inc.	3,922	61,262
National City Corp.	102,151	2,562,969
National Penn Bancshares Inc.	8,608	140,827
NBT Bancorp Inc.	5,970	129,788
Northern Trust Corp.	38,866	2,575,650
Old National Bancorp	11,688	193,670
Old Second Bancorp Inc.	2,325	66,262
Omega Financial Corp.	2,237	59,079
Oriental Financial Group Inc.	3,661	42,102
Pacific Capital Bancorp	8,276	217,659
Park National Corp.(b)	2,136	186,259
Peoples Bancorp Inc.	1,835	48,040
Pinnacle Financial Partners Inc.(a)	2,732	78,736
PNC Financial Services Group Inc. (The)	61,043	4,157,028
Popular Inc.	49,175	603,869
Preferred Bank	1,641	64,557
PrivateBancorp Inc.(b)	3,311	115,355
Prosperity Bancshares Inc.	6,255	207,416
Provident Bankshares Corp.	5,686	178,142
Regions Financial Corp.	124,665	3,675,124
Renasant Corp.	3,659	79,144
Republic Bancorp Inc. Class A	1,718	27,213
Royal Bancshares of Pennsylvania Inc. Class A	976	21,394
S&T Bancorp Inc.	4,382	140,618
Sandy Spring Bancorp Inc.	2,770	83,432
Santander BanCorp	778	9,990
SCBT Financial Corp.	1,635	56,473
Seacoast Banking Corp. of Florida(b)	2,600	48,620
Security Bank Corp.	2,889	36,170
Sierra Bancorp	1,331	38,146
Signature Bank(a)	5,201	183,231
Simmons First National Corp. Class A	2,466	64,954
South Financial Group Inc. (The)	13,047	296,689

Southside Bancshares Inc.	1,898	41,927
Southwest Bancorp Inc.	2,497	46,994
State Street Corp.	70,237	4,787,354
Sterling Bancorp	3,273	45,822
Sterling Bancshares Inc.	13,096	149,425
Sterling Financial Corp. (Pennsylvania)	4,633	79,456
Sterling Financial Corp. (Washington)	9,027	242,917
Suffolk Bancorp	1,746	55,977
Sun Bancorp Inc. (New Jersey)(a)	2,555	44,713
SunTrust Banks Inc.	63,032	4,769,631
Superior Bancorp(a)	6,112	53,969
Susquehanna Bancshares Inc.	9,212	185,161
SVB Financial Group(a)(b)	6,021	285,155
SY Bancorp Inc.	2,171	58,704
Synovus Financial Corp.	49,148	1,378,601
Taylor Capital Group Inc.	1,048	29,271
TCF Financial Corp.	22,761	595,883
Texas Capital Bancshares Inc.(a)	4,122	89,612
Tompkins Financial Corp.	1,141	45,298
TriCo Bancshares	2,446	54,472
TrustCo Bank Corp. NY	13,229	144,593
Trustmark Corp.	8,588	240,808
U.S. Bancorp	307,400	9,999,722
UCBH Holdings Inc.	17,557	306,896
UMB Financial Corp.	5,445	233,373
Umpqua Holdings Corp.	10,762	215,348
Union Bankshares Corp.	2,398	54,459
UnionBanCal Corp.	8,426	492,163
United Bancshares Inc.	7,008	213,324
United Community Banks Inc.	7,368	180,663
United Security Bancshares(b)	1,444	27,147
Univest Corp. of Pennsylvania	2,300	54,556
USB Holding Co. Inc.	1,982	46,042
Valley National Bancorp	21,166	469,462
Virginia Commerce Bancorp Inc.(a)	3,035	43,522
W Holding Co. Inc.	20,087	44,995
Wachovia Corp.	338,266	16,964,040
Washington Trust Bancorp Inc.	2,005	54,075
Webster Financial Corp.	9,919	417,788
Wells Fargo & Co.	593,544	21,142,037
WesBanco Inc.	3,695	92,301
West Coast Bancorp	2,763	78,497
Westamerica Bancorporation	5,273	262,648
Western Alliance Bancorporation(a)(b)	2,929	69,037
Whitney Holding Corp.	11,929	314,687
Wilmington Trust Corp.	12,072	469,601
Wilshire Bancorp Inc.	3,076	33,744
Wintrust Financial Corp.	4,258	181,774
Yardville National Bancorp	1,718	57,776
Zions Bancorporation	19,141	1,314,412

		163,988,026
BEVERAGES – 1.93%
Anheuser-Busch Companies Inc.	134,335	6,715,407
Boston Beer Co. Inc. Class A(a)	1,605	78,099
Brown-Forman Corp. Class B	13,823	1,035,481
Coca-Cola Bottling Co. Consolidated	1,171	70,611
Coca-Cola Co. (The)	408,356	23,468,219
Coca-Cola Enterprises Inc.	55,221	1,337,453
Constellation Brands Inc. Class A(a)	34,102	825,609
Farmer Brothers Co.	1,171	29,134
Green Mountain Coffee Roasters Inc.(a)	3,077	102,126
Hansen Natural Corp.(a)	12,151	688,719

Jones Soda Co.(a)(b)	4,531	54,644
Molson Coors Brewing Co. Class B	9,750	971,782
National Beverage Corp.	1,782	15,111
Peet’s Coffee & Tea Inc.(a)	2,350	65,588
Pepsi Bottling Group Inc.	25,003	929,362
PepsiAmericas Inc.	10,385	336,889
PepsiCo Inc.	287,978	21,097,268

		57,821,502
BIOTECHNOLOGY – 1.27%
Acorda Therapeutics Inc.(a)	4,463	81,896
Affymax Inc.(a)	754	20,403
Affymetrix Inc.(a)	12,050	305,708
Alexion Pharmaceuticals Inc.(a)	6,424	418,524
AMAG Pharmaceuticals Inc.(a)	2,982	170,570
American Oriental Bioengineering Inc.(a)	9,624	107,308
Amgen Inc.(a)	192,132	10,868,907
Arena Pharmaceuticals Inc.(a)	10,705	117,220
ARIAD Pharmaceuticals Inc.(a)	12,063	55,852
ArQule Inc.(a)	7,337	52,313
Biogen Idec Inc.(a)	50,923	3,377,723
BioMimetic Therapeutics Inc.(a)	1,874	24,999
Bio-Rad Laboratories Inc. Class A(a)	3,276	296,478
Cambrex Corp.	5,062	55,125
Celera Group(a)	13,884	195,209
Celgene Corp.(a)	67,173	4,790,107
Cell Genesys Inc.(a)(b)	12,820	48,972
Charles River Laboratories International Inc.(a)	11,855	665,658
CryoLife Inc.(a)	3,947	37,299
Cytokinetics Inc.(a)	5,747	29,425
Encysive Pharmaceuticals Inc.(a)	10,571	15,962
Enzo Biochem Inc.(a)	5,459	61,960
Enzon Pharmaceuticals Inc.(a)(b)	7,768	68,436
Exelixis Inc.(a)	17,020	180,242
Genentech Inc.(a)	82,304	6,421,358
Genomic Health Inc.(a)	2,349	45,077
GenVec Inc.(a)	11,655	27,389
Genzyme Corp.(a)	46,657	2,890,868
Geron Corp.(a)	12,805	93,733
GTx Inc.(a)	2,981	48,531
Halozyme Therapeutics Inc.(a)	11,304	98,232
Human Genome Sciences Inc.(a)	23,594	242,782
Illumina Inc.(a)	9,418	488,606
Immunomedics Inc.(a)	10,209	23,379
Incyte Corp.(a)	14,755	105,498
Integra LifeSciences Holdings Corp.(a)(b)	3,148	152,930
InterMune Inc.(a)(b)	4,754	90,944
Invitrogen Corp.(a)	8,225	672,229
Keryx Biopharmaceuticals Inc.(a)	7,674	76,280
Kosan Biosciences Inc.(a)	7,477	37,460
LifeCell Corp.(a)	5,948	223,466
Martek Biosciences Corp.(a)	5,688	165,123
Maxygen Inc.(a)	4,304	29,310
Medivation Inc.(a)	3,772	75,629
Millennium Pharmaceuticals Inc.(a)	56,464	573,110
Millipore Corp.(a)	9,489	719,266
Molecular Insight Pharmaceuticals Inc.(a)	900	6,111
Momenta Pharmaceuticals Inc.(a)(b)	4,174	47,542
Myriad Genetics Inc.(a)	7,576	395,088
Nektar Therapeutics(a)	16,106	142,216
Novacea Inc.(a)	1,147	9,187
Omrix Biopharmaceuticals Inc.(a)	2,596	91,665
Orexigen Therapeutics Inc.(a)	1,276	16,856

PDL BioPharma Inc.(a)	20,510	443,221
Protalix BioTherapeutics Inc.(a)(b)	1,043	36,046
Regeneration Technologies Inc.(a)	5,220	55,958
Regeneron Pharmaceuticals Inc.(a)	11,243	200,125
Savient Pharmaceuticals Inc.(a)	9,323	135,650
Seattle Genetics Inc.(a)	8,439	94,854
SuperGen Inc.(a)	9,375	40,687
Telik Inc.(a)(b)	9,202	26,778
Tercica Inc.(a)(b)	5,813	36,041
Vertex Pharmaceuticals Inc.(a)	23,291	894,607
XOMA Ltd.(a)	23,158	78,969

		38,099,097
BUILDING MATERIALS – 0.27%
AAON Inc.	2,462	48,575
American Standard Companies Inc.	31,836	1,133,998
Apogee Enterprises Inc.	5,085	131,905
Armstrong World Industries Inc.(a)	3,419	138,777
Builders FirstSource Inc.(a)	2,685	28,944
Comfort Systems USA Inc.	7,180	101,956
Drew Industries Inc.(a)	3,175	129,159
Eagle Materials Inc.	8,444	301,789
Florida Rock Industries Inc.	8,702	543,788
Genlyte Group Inc. (The)(a)	5,019	322,521
Goodman Global Inc.(a)	6,602	157,656
Interline Brands Inc.(a)	4,873	112,030
Lennox International Inc.	10,176	343,949
LSI Industries Inc.	3,214	65,951
Martin Marietta Materials Inc.	7,578	1,012,042
Masco Corp.	66,819	1,548,196
NCI Building Systems Inc.(a)	3,557	153,698
Owens Corning(a)	19,409	486,195
PGT Inc.(a)	1,817	14,409
Simpson Manufacturing Co. Inc.(b)	6,718	213,968
Texas Industries Inc.	4,805	377,192
Trex Co. Inc.(a)(b)	2,106	23,419
U.S. Concrete Inc.(a)	5,967	39,323
Universal Forest Products Inc.	2,951	88,235
USG Corp.(a)(b)	14,075	528,516

		8,046,191
CHEMICALS – 1.65%
Air Products and Chemicals Inc.	38,256	3,739,907
Airgas Inc.	13,833	714,198
Albemarle Corp.	14,014	619,419
American Vanguard Corp.(b)	3,184	62,152
Arch Chemicals Inc.	4,289	201,068
Ashland Inc.	10,001	602,160
Balchem Corp.	3,117	63,618
Cabot Corp.	11,897	422,700
Celanese Corp. Class A	22,606	881,182
CF Industries Holdings Inc.	9,754	740,426
Chemtura Corp.	42,433	377,229
Cytec Industries Inc.	7,397	505,881
Dow Chemical Co. (The)	168,533	7,257,031
Du Pont (E.I.) de Nemours and Co.	163,308	8,093,544
Eastman Chemical Co.	14,929	996,212
Ecolab Inc.	30,977	1,462,114
Ferro Corp.	7,641	152,667
FMC Corp.	13,653	710,229
Fuller (H.B.) Co.	10,650	316,092
Georgia Gulf Corp.(b)	6,042	83,984
Grace (W.R.) & Co.(a)	12,329	331,157

Hercules Inc.	20,508	431,078
Huntsman Corp.	15,898	421,138
Innophos Holdings Inc.	3,674	55,992
Innospec Inc.	4,234	96,451
International Flavors & Fragrances Inc.	15,893	840,104
Kronos Worldwide Inc.	402	7,590
Landec Corp.(a)	3,800	58,748
Lubrizol Corp.	12,319	801,474
Lyondell Chemical Co.	40,864	1,894,046
Minerals Technologies Inc.	3,353	224,651
Mosaic Co. (The)(a)	27,458	1,469,552
NewMarket Corp.	2,686	132,635
NL Industries Inc.	1,248	14,140
Olin Corp.	12,969	290,246
OM Group Inc.(a)	5,227	276,038
PolyOne Corp.(a)	16,353	122,157
PPG Industries Inc.	29,013	2,191,932
Praxair Inc.	56,334	4,718,536
Rockwood Holdings Inc.(a)	6,166	220,928
Rohm & Haas Co.	26,969	1,501,364
RPM International Inc.	21,270	509,416
Schulman (A.) Inc.	4,740	93,520
Sensient Technologies Corp.	8,273	238,842
ShengdaTech Inc.(a)(b)	5,052	30,464
Sherwin-Williams Co. (The)	19,662	1,291,990
Sigma-Aldrich Corp.	23,301	1,135,691
Spartech Corp.	5,635	96,133
Stepan Co.	1,071	33,105
Symyx Technologies Inc.(a)	5,822	50,593
Terra Industries Inc.(a)(b)	16,326	510,351
Tronox Inc. Class B	7,274	65,684
UAP Holding Corp.	9,067	284,341
Valhi Inc.	1,171	27,811
Valspar Corp. (The)	18,052	491,195
Westlake Chemical Corp.	3,371	85,387
Zoltek Companies Inc.(a)(b)	4,378	191,012

		49,237,305
COAL – 0.19%
Alpha Natural Resources Inc.(a)	11,521	267,633
Arch Coal Inc.	25,386	856,524
CONSOL Energy Inc.	32,274	1,503,968
Foundation Coal Holdings Inc.	7,933	310,974
International Coal Group Inc.(a)(b)	22,334	99,163
Massey Energy Co.	14,258	311,110
Peabody Energy Corp.	46,845	2,242,470

		5,591,842
COMMERCIAL SERVICES – 1.52%
Aaron Rents Inc.	8,124	181,165
ABM Industries Inc.	7,627	152,387
Accenture Ltd.	104,865	4,220,816
Administaff Inc.	4,114	149,338
Advance America Cash Advance Centers Inc.	11,748	125,351
Advisory Board Co. (The)(a)	3,159	184,707
Albany Molecular Research Inc.(a)	4,542	68,584
Alliance Data Systems Corp.(a)	13,931	1,078,817
AMN Healthcare Services Inc.(a)	6,098	114,216
Apollo Group Inc. Class A(a)	25,562	1,537,554
Arbitron Inc.	5,249	237,990
Arrowhead Research Corp.(a)	5,940	29,997
Avis Budget Group Inc.(a)	17,938	410,601
Bankrate Inc.(a)(b)	1,974	91,041

Barrett Business Services Inc.	1,303	31,050
BearingPoint Inc.(a)	35,453	143,585
Block (H & R) Inc.	57,273	1,213,042
Bowne & Co. Inc.	4,857	80,918
Bright Horizons Family Solutions Inc.(a)	4,588	196,550
Capella Education Co.(a)	1,878	104,999
Career Education Corp.(a)	16,684	466,985
CBIZ Inc.(a)	8,358	66,446
CDI Corp.	2,287	63,762
Cenveo Inc.(a)	9,433	204,036
Chemed Corp.	4,292	266,791
ChoicePoint Inc.(a)	13,354	506,384
Clayton Holdings Inc.(a)	2,114	16,933
Coinmach Service Corp. Class A	5,133	61,545
Coinstar Inc.(a)	4,899	157,601
Compass Diversified Holdings	3,707	59,534
Consolidated Graphics Inc.(a)	1,838	115,408
Convergys Corp.(a)	24,092	418,237
Corinthian Colleges Inc.(a)	15,255	242,707
Cornell Companies Inc.(a)	1,856	43,709
Corporate Executive Board Co. (The)	6,559	486,940
Corrections Corp. of America(a)	21,584	564,853
CorVel Corp.(a)	1,337	30,911
CoStar Group Inc.(a)	3,373	180,287
CPI Corp.	933	35,939
CRA International Inc.(a)	2,059	99,223
Cross Country Healthcare Inc.(a)	5,653	98,758
Deluxe Corp.	9,147	336,975
DeVry Inc.	10,568	391,122
Diamond Management & Technology Consultants Inc.	4,981	45,825
Dollar Financial Corp.(a)	2,830	80,740
Dollar Thrifty Automotive Group Inc.(a)	4,174	144,796
Donnelley (R.R.) & Sons Co.	38,967	1,424,634
DynCorp International Inc.(a)	4,441	102,632
Electro Rent Corp.	3,093	43,333
Emergency Medical Services LP(a)	1,654	50,033
Equifax Inc.	25,842	985,097
Euronet Worldwide Inc.(a)	8,054	239,768
ExlService Holdings Inc.(a)	3,965	84,296
Exponent Inc.(a)	2,601	65,259
First Advantage Corp. Class A(a)	1,302	23,006
Forrester Research Inc.(a)	2,652	62,508
FTI Consulting Inc.(a)	7,515	378,080
Gartner Inc.(a)	12,120	296,455
Genpact Ltd.(a)	6,249	105,921
GEO Group Inc. (The)(a)	8,868	262,581
Gevity HR Inc.	4,315	44,229
Global Cash Access Inc.(a)	7,789	82,486
Great Lakes Dredge & Dock Corp.(a)	2,483	21,751
H&E Equipment Services Inc.(a)	3,108	55,882
Healthcare Services Group Inc.(b)	7,340	148,782
HealthSpring Inc.(a)	8,427	164,326
Heartland Payment Systems Inc.(b)	2,882	74,067
Heidrick & Struggles International Inc.	3,146	114,672
Hertz Global Holdings Inc.(a)	56,888	1,292,495
Hewitt Associates Inc. Class A(a)	16,686	584,844
HMS Holdings Corp.(a)	3,714	91,402
Home Solutions of America Inc.(a)(b)	6,942	23,533
Hudson Highland Group Inc.(a)	4,387	55,847
Huron Consulting Group Inc.(a)	3,270	237,467
ICT Group Inc.(a)	1,430	19,176
Integrated Electrical Services Inc.(a)	2,404	61,566

Interactive Data Corp.	6,362	179,408
Iron Mountain Inc.(a)	31,473	959,297
ITT Educational Services Inc.(a)	7,232	880,062
Jackson Hewitt Tax Service Inc.	5,340	149,306
Kelly Services Inc. Class A	4,097	81,162
Kendle International Inc.(a)	2,247	93,318
Kenexa Corp.(a)	4,683	144,143
Kforce Inc.(a)	5,715	73,495
Korn/Ferry International(a)	8,451	139,526
Labor Ready Inc.(a)	8,162	151,079
Landauer Inc.	1,635	83,320
LECG Corp.(a)	4,388	65,381
Lincoln Educational Services Corp.(a)	835	10,888
Live Nation Inc.(a)	11,518	244,758
Manpower Inc.	14,992	964,735
MAXIMUS Inc.	3,829	166,868
McGrath RentCorp	4,452	147,984
McKesson Corp.	52,514	3,087,298
Michael Baker Corp.(a)	1,263	61,900
Midas Inc.(a)	2,589	48,854
Monro Muffler Brake Inc.	2,222	75,081
Monster Worldwide Inc.(a)	22,364	761,718
Moody’s Corp.	40,078	2,019,931
Morningstar Inc.(a)	2,172	133,361
MPS Group Inc.(a)	18,051	201,269
Multi-Color Corp.	1,457	33,249
Navigant Consulting Inc.(a)	8,719	110,383
Net 1 UEPS Technologies Inc.(a)	7,344	199,536
Odyssey Marine Exploration Inc.(a)	7,207	44,611
On Assignment Inc.(a)	6,182	57,740
PAREXEL International Corp.(a)	4,903	202,347
PeopleSupport Inc.(a)	4,147	49,598
Pharmaceutical Product Development Inc.	18,187	644,547
PharmaNet Development Group Inc.(a)	3,272	94,986
PHH Corp.(a)	9,400	247,032
PRA International(a)	3,498	102,841
Premier Exhibitions Inc.(a)	5,118	77,179
Pre-Paid Legal Services Inc.(a)(b)	1,600	88,736
Protection One Inc.(a)	1,132	15,191
Providence Service Corp. (The)(a)	2,035	59,748
QC Holdings Inc.	1,395	20,158
Quanta Services Inc.(a)	28,957	765,913
Rent-A-Center Inc.(a)	12,381	224,468
Resources Connection Inc.	8,603	199,159
Robert Half International Inc.	26,148	780,779
Rollins Inc.	4,997	133,370
RSC Holdings Inc.(a)	3,683	60,401
SAIC Inc.(a)	20,024	384,261
Senomyx Inc.(a)	5,324	65,219
Service Corp. International	51,691	666,814
Sotheby’s Holdings Inc. Class A	11,624	555,511
Source Interlink Companies Inc.(a)(b)	6,041	21,264
Spherion Corp.(a)	9,894	81,724
Standard Parking Corp.(a)	878	34,936
Steiner Leisure Ltd.(a)	3,023	131,198
Stewart Enterprises Inc. Class A	16,593	126,439
Strayer Education Inc.	2,607	439,618
Team Inc.(a)	2,790	76,390
TeleTech Holdings Inc.(a)	7,339	175,475
TNS Inc.	4,270	68,576
United Rentals Inc.(a)	14,365	462,122
Universal Technical Institute Inc.(a)	4,141	74,538
Valassis Communications Inc.(a)	8,438	75,267

Viad Corp.	3,756	135,216
VistaPrint Ltd.(a)	7,594	283,788
Volt Information Sciences Inc.(a)	2,476	43,677
Watson Wyatt Worldwide Inc.	7,522	338,039
Weight Watchers International Inc.	6,235	358,887
Western Union Co.	136,702	2,866,641
Wright Express Corp.(a)	7,039	256,853

		45,593,850
COMPUTERS – 4.20%
Affiliated Computer Services Inc. Class A(a)	16,465	827,202
Agilysys Inc.	5,422	91,632
Ansoft Corp.(a)	3,011	99,303
Apple Inc.(a)	152,911	23,477,955
Brocade Communications Systems Inc.(a)	70,437	602,941
CACI International Inc. Class A(a)	5,433	277,572
Cadence Design Systems Inc.(a)	49,364	1,095,387
Ceridian Corp.(a)	25,491	885,557
CIBER Inc.(a)	9,548	74,570
Cognizant Technology Solutions Corp.(a)	25,389	2,025,281
Computer Sciences Corp.(a)	30,615	1,711,378
COMSYS IT Partners Inc.(a)	3,031	50,951
Comtech Group Inc.(a)	3,459	62,988
Cray Inc.(a)	5,728	41,242
Data Domain Inc.(a)	1,520	47,044
Dell Inc.(a)	401,613	11,084,519
Diebold Inc.	11,569	525,464
DST Systems Inc.(a)	9,614	824,977
Echelon Corp.(a)(b)	5,249	131,277
Electronic Data Systems Corp.	89,811	1,961,472
Electronics For Imaging Inc.(a)	9,975	267,928
EMC Corp.(a)	371,011	7,717,029
FactSet Research Systems Inc.	7,555	517,895
Gateway Inc.(a)	53,896	101,324
Henry (Jack) & Associates Inc.	13,861	358,445
Hewlett-Packard Co.	473,167	23,558,985
Hutchinson Technology Inc.(a)	4,563	112,250
iGATE Corp.(a)	3,822	32,755
IHS Inc. Class A(a)	5,538	312,842
Imation Corp.	6,192	151,890
Immersion Corp.(a)	5,214	85,405
Integral Systems Inc.(b)	1,947	41,841
International Business Machines Corp.	241,494	28,447,993
Intervoice Inc.(a)	6,832	64,152
Isilon Systems Inc.(a)(b)	1,507	11,604
Lexmark International Inc. Class A(a)	16,694	693,302
Limelight Networks Inc.(a)	3,263	28,649
LivePerson Inc.(a)	6,431	39,615
Magma Design Automation Inc.(a)	7,473	105,145
Manhattan Associates Inc.(a)	4,740	129,923
Mentor Graphics Corp.(a)	14,984	226,258
Mercury Computer Systems Inc.(a)	3,894	40,030
MICROS Systems Inc.(a)	7,173	466,747
MTS Systems Corp.	3,097	128,835
NCR Corp.(a)	31,794	1,583,341
Ness Technologies Inc.(a)	5,995	65,465
Netezza Corp.(a)	1,790	22,393
Network Appliance Inc.(a)	65,611	1,765,592
On2 Technologies Inc.(a)(b)	19,854	23,031
Palm Inc.	18,176	295,724
Perot Systems Corp. Class A(a)	15,329	259,213
Quantum Corp.(a)	34,446	117,116
Rackable Systems Inc.(a)	5,053	65,537

Radiant Systems Inc.(a)	4,605	72,897
RadiSys Corp.(a)	3,844	47,858
Rimage Corp.(a)	1,756	39,405
Riverbed Technology Inc.(a)	3,443	139,063
SanDisk Corp.(a)	40,281	2,219,483
Seagate Technology	96,289	2,463,073
SI International Inc.(a)	2,324	66,397
Sigma Designs Inc.(a)	4,023	194,070
Silicon Graphics Inc.(a)	1,130	22,317
Silicon Storage Technology Inc.(a)	16,013	51,562
SMART Modular Technologies (WWH) Inc.(a)	8,813	63,013
SRA International Inc. Class A(a)	7,245	203,440
STEC Inc.(a)	5,708	43,552
Stratasys Inc.(a)	3,643	100,401
Sun Microsystems Inc.(a)	630,563	3,537,458
Super Micro Computer Inc.(a)	1,642	16,026
Sykes Enterprises Inc.(a)	5,753	95,557
Synaptics Inc.(a)	4,493	214,586
Synopsys Inc.(a)	25,471	689,755
Syntel Inc.	2,227	92,599
3D Systems Corp.(a)(b)	3,102	73,269
Tyler Technologies Inc.(a)	6,851	91,461
Unisys Corp.(a)	61,142	404,760
Virtusa Corp.(a)	779	11,685
Western Digital Corp.(a)	39,417	998,038

		125,688,691
COSMETICS & PERSONAL CARE – 1.68%
Alberto-Culver Co.	14,713	364,735
Avon Products Inc.	77,637	2,913,717
Bare Escentuals Inc.(a)(b)	6,838	170,061
Chattem Inc.(a)	3,002	211,701
Colgate-Palmolive Co.	90,448	6,450,751
Elizabeth Arden Inc.(a)	4,303	116,009
Estee Lauder Companies Inc. (The) Class A	19,411	824,191
Inter Parfums Inc.	1,524	36,073
Procter & Gamble Co. (The)	556,684	39,157,153
Revlon Inc. Class A(a)	34,571	39,757

		50,284,148
DISTRIBUTION & WHOLESALE – 0.27%
Beacon Roofing Supply Inc.(a)(b)	7,834	80,063
Beijing Med-Pharm Corp.(a)	4,679	54,510
BlueLinx Holdings Inc.	2,024	14,249
Brightpoint Inc.(a)	8,950	134,339
Building Materials Holding Corp.(b)	5,147	54,455
CDW Corp.(a)	10,400	906,880
Central European Distribution Corp.(a)	6,221	298,048
Core-Mark Holding Co. Inc.(a)	1,631	57,460
Fastenal Co.	22,478	1,020,726
Genuine Parts Co.	30,165	1,508,250
Grainger (W.W.) Inc.	12,583	1,147,444
Houston Wire & Cable Co.	2,977	53,913
Ingram Micro Inc. Class A(a)	25,532	500,683
LKQ Corp.(a)	7,971	277,471
MWI Veterinary Supply Inc.(a)	1,508	56,927
NuCO2 Inc.(a)	2,699	69,472
Owens & Minor Inc.	7,304	278,209
Pool Corp.(b)	8,656	216,227
ScanSource Inc.(a)(b)	4,509	126,748
Tech Data Corp.(a)	9,679	388,321
United Stationers Inc.(a)	4,907	272,437
Watsco Inc.	4,021	186,695

WESCO International Inc.(a)	8,008	343,864

		8,047,391
DIVERSIFIED FINANCIAL SERVICES – 6.74%
Accredited Home Lenders Holding Co.(a)(b)	3,822	44,603
Advanta Corp. Class B	6,497	178,148
Affiliated Managers Group Inc.(a)(b)	5,317	677,971
American Express Co.	183,087	10,869,875
AmeriCredit Corp.(a)	20,711	364,099
Ameriprise Financial Inc.	41,652	2,628,658
Ampal-American Israel Corp. Class A(a)(b)	3,093	17,383
Asset Acceptance Capital Corp.	2,997	34,765
Asta Funding Inc.(b)	1,973	75,605
Bear Stearns Companies Inc. (The)	21,077	2,588,466
BlackRock Inc.	11,324	1,963,695
Calamos Asset Management Inc. Class A	4,103	115,828
Capital One Financial Corp.	69,208	4,597,487
Centerline Holding Co.	8,962	137,567
CIT Group Inc.	34,039	1,368,368
Citigroup Inc.	874,456	40,810,862
CME Group Inc.	9,678	5,684,373
Cohen & Steers Inc.	3,093	114,534
CompuCredit Corp.(a)	3,590	77,939
Countrywide Financial Corp.	105,031	1,996,639
Cowen Group Inc.(a)	2,783	38,461
Credit Acceptance Corp.(a)	917	21,183
Delta Financial Corp.(b)	2,920	14,337
E*TRADE Financial Corp.(a)	75,706	988,720
Eaton Vance Corp.	19,400	775,224
Edwards (A.G.) Inc.	13,482	1,129,117
Encore Capital Group Inc.(a)(b)	2,834	33,441
Epoch Holding Corp.(a)	1,542	21,711
eSpeed Inc.(a)	3,425	29,215
Evercore Partners Inc. Class A	1,555	40,881
FBR Capital Markets Corp.(a)	5,492	70,737
FCStone Group Inc.(a)	1,580	50,970
Federal Agricultural Mortgage Corp.(b)	1,797	52,760
Federal Home Loan Mortgage Corp.	116,945	6,900,924
Federal National Mortgage Association	172,034	10,461,388
Federated Investors Inc. Class B	15,567	618,010
Financial Federal Corp.	4,728	132,431
First Marblehead Corp. (The)	10,747	407,634
Franklin Resources Inc.	29,313	3,737,407
Friedman, Billings, Ramsey Group Inc. Class A	28,322	130,564
GAMCO Investors Inc. Class A	993	54,416
GFI Group Inc.(a)	2,825	243,289
Goldman Sachs Group Inc. (The)	72,215	15,651,879
Greenhill & Co. Inc.	3,345	204,212
IndyMac Bancorp Inc.(b)	12,941	305,537
Interactive Brokers Group Inc.(a)	7,051	185,159
IntercontinentalExchange Inc.(a)	12,449	1,891,003
International Securities Exchange Holdings Inc.	6,840	454,655
Investment Technology Group Inc.(a)	7,845	337,178
Janus Capital Group Inc.	31,101	879,536
Jefferies Group Inc.	22,077	614,403
JPMorgan Chase & Co.	603,923	27,671,752
KBW Inc.(a)	5,124	147,469
Knight Capital Group Inc. Class A(a)	18,254	218,318
LaBranche & Co. Inc.(a)	9,336	43,692
Landenburg Thalmann Financial Services Inc.(a)(b)	17,237	33,785
Lazard Ltd. Class A	9,082	385,077

Legg Mason Inc.	23,281	1,962,355
Lehman Brothers Holdings Inc.	94,191	5,814,410
MarketAxess Holdings Inc.(a)	5,460	81,900
Merrill Lynch & Co. Inc.	155,503	11,084,254
MF Global Ltd.(a)	17,213	499,177
Morgan Stanley	186,333	11,738,979
Nasdaq Stock Market Inc. (The)(a)	19,822	746,893
National Financial Partners Corp.	6,609	350,145
Nelnet Inc. Class A	3,093	56,416
NewStar Financial Inc.(a)	2,407	27,055
Nuveen Investments Inc. Class A	14,138	875,708
NYMEX Holdings Inc.	16,256	2,116,206
NYSE Euronext Inc.	46,723	3,699,060
Ocwen Financial Corp.(a)	6,254	58,975
optionsXpress Holdings Inc.	7,695	201,147
Penson Worldwide Inc.(a)	2,544	47,013
Piper Jaffray Companies(a)	3,314	177,630
Portfolio Recovery Associates Inc.(b)	2,820	149,657
Raymond James Financial Inc.	16,557	543,897
Rowe (T.) Price Group Inc.	46,884	2,610,970
Sanders Morris Harris Group Inc.	3,258	33,069
Schwab (Charles) Corp. (The)	179,302	3,872,923
SLM Corp.	72,855	3,618,708
Stewart (W.P.) & Co. Ltd.(b)	3,839	38,083
Stifel Financial Corp.(a)(b)	2,622	151,656
Student Loan Corp. (The)	705	127,126
SWS Group Inc.	3,913	69,221
TD Ameritrade Holding Corp.(a)	43,680	795,850
Thomas Weisel Partners Group Inc.(a)	3,770	54,703
TradeStation Group Inc.(a)	5,071	59,179
U.S. Global Investors Inc. Class A(b)	2,080	39,562
Waddell & Reed Financial Inc. Class A	14,739	398,395
World Acceptance Corp.(a)	3,306	109,362

		201,533,024
ELECTRIC – 3.17%
AES Corp. (The)(a)	118,259	2,369,910
Allegheny Energy Inc.(a)	29,300	1,531,218
ALLETE Inc.	4,490	200,972
Alliant Energy Corp.	20,227	775,099
Ameren Corp.	36,601	1,921,552
American Electric Power Co. Inc.	70,616	3,253,985
Aquila Inc.(a)	65,875	264,159
Avista Corp.	9,257	188,380
Black Hills Corp.	6,610	271,142
CenterPoint Energy Inc.	56,970	913,229
Central Vermont Public Service Corp.	1,772	64,749
CH Energy Group Inc.	2,775	132,645
Cleco Corp.	10,517	265,765
CMS Energy Corp.	39,476	663,986
Consolidated Edison Inc.	47,769	2,211,705
Constellation Energy Group Inc.	31,898	2,736,529
Dominion Resources Inc.	51,545	4,345,243
DPL Inc.	19,945	523,756
DTE Energy Co.	31,127	1,507,792
Duke Energy Corp.	222,704	4,162,338
Dynegy Inc. Class A(a)	59,405	548,902
Edison International	57,691	3,198,966
El Paso Electric Co.(a)	8,042	186,011
Empire District Electric Co. (The)	5,331	120,427
Energy East Corp.	28,154	761,566
EnerNOC Inc.(a)	656	25,046
Entergy Corp.	34,920	3,781,487

Exelon Corp.	118,926	8,962,263
FirstEnergy Corp.	53,834	3,409,846
FPL Group Inc.	71,783	4,370,149
Great Plains Energy Inc.	15,133	435,982
Hawaiian Electric Industries Inc.(b)	14,421	313,080
IDACORP Inc.	7,753	253,833
Integrys Energy Group Inc.	13,485	690,837
ITC Holdings Corp.	7,472	370,238
MDU Resources Group Inc.	32,303	899,316
MGE Energy Inc.	3,707	123,962
Mirant Corp.(a)	45,224	1,839,712
Northeast Utilities	27,530	786,532
NorthWestern Corp.	6,328	171,932
NRG Energy Inc.(a)	42,890	1,813,818
NSTAR	19,054	663,270
OGE Energy Corp.	16,117	533,473
Ormat Technologies Inc.	2,365	109,594
Otter Tail Corp.	5,211	185,772
Pepco Holdings Inc.	34,343	930,008
PG&E Corp.	62,204	2,973,351
Pike Electric Corp.(a)	3,103	58,212
Pinnacle West Capital Corp.	17,621	696,206
PNM Resources Inc.	13,475	313,698
Portland General Electric Co.	5,358	148,952
PPL Corp.	68,176	3,156,549
Progress Energy Inc.	45,566	2,134,767
Public Service Enterprise Group Inc.	44,861	3,947,319
Puget Energy Inc.	20,559	503,079
Reliant Energy Inc.(a)	60,371	1,545,498
SCANA Corp.	20,731	803,119
Sierra Pacific Resources Corp.	38,914	612,117
Southern Co. (The)	133,027	4,826,220
TECO Energy Inc.	36,868	605,741
TXU Corp.	81,191	5,559,148
UIL Holdings Corp.	4,393	138,379
UniSource Energy Corp.	6,208	185,557
Westar Energy Inc.	15,622	383,676
Wisconsin Energy Corp.	20,754	934,553
Xcel Energy Inc.	72,375	1,558,957

		94,875,274
ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
Advanced Energy Industries Inc.(a)	6,311	95,296
American Superconductor Corp.(a)(b)	7,202	147,497
AMETEK Inc.	19,002	821,266
Belden Inc.	7,902	370,683
Coleman Cable Inc.(a)	1,484	20,539
Emerson Electric Co.	140,603	7,482,892
Encore Wire Corp.	4,108	103,234
Energizer Holdings Inc.(a)	10,020	1,110,717
Energy Conversion Devices Inc.(a)(b)	6,975	158,472
EnerSys Inc.(a)	3,710	65,927
General Cable Corp.(a)	9,319	625,491
GrafTech International Ltd.(a)	18,286	326,222
Greatbatch Inc.(a)	3,914	104,073
Hubbell Inc. Class B	10,508	600,217
Insteel Industries Inc.	3,200	49,120
Lamson & Sessions Co. (The)(a)	2,471	66,618
Littelfuse Inc.(a)	3,896	139,048
Medis Technologies Ltd.(a)(b)	4,021	52,273
Molex Inc.	24,541	660,889
Powell Industries Inc.(a)	1,421	53,842

Power-One Inc.(a)	12,352	62,995
Superior Essex Inc.(a)	3,605	134,394
Universal Display Corp.(a)(b)	5,002	88,635
Vicor Corp.	3,422	41,475

		13,381,815
ELECTRONICS – 1.05%
Agilent Technologies Inc.(a)	71,417	2,633,859
American Science and Engineering Inc.	1,633	102,324
Amphenol Corp. Class A	31,695	1,260,193
Analogic Corp.	2,434	155,192
Applied Biosystems Group	32,852	1,137,993
Arrow Electronics Inc.(a)	22,089	939,224
Avnet Inc.(a)	26,530	1,057,486
AVX Corp.	8,850	142,485
Badger Meter Inc.(b)	2,485	79,644
Bel Fuse Inc. Class B	2,094	72,578
Benchmark Electronics Inc.(a)	12,760	304,581
Brady Corp. Class A	8,863	318,004
Checkpoint Systems Inc.(a)	6,944	183,252
Cogent Inc.(a)	7,669	120,250
Coherent Inc.(a)	5,529	177,370
CTS Corp.	6,324	81,580
Cubic Corp.	2,735	115,335
Cymer Inc.(a)	5,750	220,742
Daktronics Inc.(b)	5,600	152,432
Dionex Corp.(a)	3,341	265,476
Dolby Laboratories Inc. Class A(a)	6,948	241,929
Eagle Test Systems Inc.(a)	2,164	27,742
Electro Scientific Industries Inc.(a)	5,115	122,555
Excel Technology Inc.(a)	2,146	53,543
FARO Technologies Inc.(a)	2,892	127,682
FEI Co.(a)	6,845	215,138
FLIR Systems Inc.(a)(b)	11,664	646,069
Garmin Ltd.	20,394	2,435,044
Gentex Corp.	25,088	537,887
II-VI Inc.(a)	4,173	144,094
Ionatron Inc.(a)	5,622	19,283
Itron Inc.(a)	5,265	490,014
Jabil Circuit Inc.	32,324	738,280
KEMET Corp.(a)	14,748	108,398
L-1 Identity Solutions Inc.(a)	10,429	196,587
LoJack Corp.(a)	3,287	62,322
Measurement Specialties Inc.(a)	2,493	69,555
Methode Electronics Inc.	6,479	97,509
Mettler-Toledo International Inc.(a)	6,738	687,276
Multi-Fineline Electronix Inc.(a)	1,485	22,023
National Instruments Corp.	10,099	346,699
OSI Systems Inc.(a)	2,659	59,854
OYO Geospace Corp.(a)	700	64,897
Park Electrochemical Corp.	3,563	119,646
PerkinElmer Inc.	21,056	615,046
Plexus Corp.(a)	8,146	223,200
Rofin-Sinar Technologies Inc.(a)	2,734	191,954
Rogers Corp.(a)	3,085	127,071
Sanmina-SCI Corp.(a)	93,171	197,523
Solectron Corp.(a)	156,079	608,708
Sonic Solutions Inc.(a)	3,917	41,011
Stoneridge Inc.(a)	2,479	25,286
Taser International Inc.(a)(b)	10,917	171,288
Technitrol Inc.	7,432	200,292
Tektronix Inc.	13,900	385,586
Thermo Fisher Scientific Inc.(a)	74,605	4,306,201

Thomas & Betts Corp.(a)	10,231	599,946
Trimble Navigation Ltd.(a)	21,255	833,409
TTM Technologies Inc.(a)	7,413	85,768
Tyco Electronics Ltd.(a)	87,553	3,102,003
Varian Inc.(a)	5,388	342,731
Vishay Intertechnology Inc.(a)	32,501	423,488
Waters Corp.(a)	17,907	1,198,336
Watts Water Technologies Inc. Class A	5,531	169,802
Woodward Governor Co.	5,258	328,099
X-Rite Inc.	5,067	73,167
Zygo Corp.(a)	2,885	37,592

		31,441,533
ENERGY - ALTERNATE SOURCES – 0.08%
Aventine Renewable Energy Holdings Inc.(a)	5,280	55,810
Clean Energy Fuels Corp.(a)	1,735	26,268
Comverge Inc.(a)	983	32,301
Covanta Holding Corp.(a)	21,122	517,700
Evergreen Energy Inc.(a)(b)	14,691	74,924
Evergreen Solar Inc.(a)(b)	15,461	138,067
First Solar Inc.(a)	6,298	741,527
FuelCell Energy Inc.(a)(b)	11,655	104,196
Headwaters Inc.(a)(b)	6,940	103,267
MGP Ingredients Inc.	1,717	17,634
Nova Biosource Fuels Inc.(a)(b)	5,518	15,506
Pacific Ethanol Inc.(a)(b)	6,265	60,269
SunPower Corp. Class A(a)(b)	4,375	362,337
US BioEnergy Corp.(a)	2,032	15,667
VeraSun Energy Corp.(a)(b)	5,749	63,239
Verenium Corp.(a)(b)	7,397	39,056

		2,367,768
ENGINEERING & CONSTRUCTION – 0.41%
AECOM Technology Corp.(a)	7,497	261,870
Dycom Industries Inc.(a)	7,156	219,188
EMCOR Group Inc.(a)	11,463	359,480
ENGlobal Corp.(a)(b)	2,958	33,751
Fluor Corp.	15,567	2,241,337
Foster Wheeler Ltd.(a)	12,464	1,636,274
Granite Construction Inc.	6,350	336,677
Insituform Technologies Inc. Class A(a)	4,799	73,089
Jacobs Engineering Group Inc.(a)	21,105	1,595,116
KBR Inc.(a)	29,998	1,163,022
Layne Christensen Co.(a)	2,418	134,151
McDermott International Inc.(a)	39,314	2,126,101
Perini Corp.(a)	4,688	262,200
Shaw Group Inc. (The)(a)	14,366	834,665
Stanley Inc.(a)	1,409	38,818
URS Corp.(a)	9,309	525,493
Washington Group International Inc.(a)	5,205	457,051

		12,298,283
ENTERTAINMENT – 0.23%
Bally Technologies Inc.(a)	9,353	331,377
Bluegreen Corp.(a)	3,709	28,745
Carmike Cinemas Inc.(b)	2,230	40,965
Churchill Downs Inc.	1,684	84,133
Cinemark Holdings Inc.	4,935	91,594
Dover Downs Gaming & Entertainment Inc.	2,751	28,583
DreamWorks Animation SKG Inc. Class A(a)	11,612	388,073
Great Wolf Resorts Inc.(a)	5,391	66,633
International Game Technology Inc.	58,737	2,531,565
International Speedway Corp. Class A	6,114	280,388

Isle of Capri Casinos Inc.(a)	2,833	55,102
Lakes Entertainment Inc.(a)	3,112	29,657
Macrovision Corp.(a)	9,310	229,305
Magna Entertainment Corp. Class A(a)	7,101	16,119
National CineMedia Inc.	7,378	165,267
Penn National Gaming Inc.(a)	13,081	772,041
Pinnacle Entertainment Inc.(a)	10,517	286,378
Regal Entertainment Group Class A	13,760	302,032
Scientific Games Corp. Class A(a)	11,394	428,414
Shuffle Master Inc.(a)(b)	6,199	92,675
Six Flags Inc.(a)(b)	12,415	42,956
Speedway Motorsports Inc.	2,428	89,836
Steinway Musical Instruments Inc.	1,415	41,912
Vail Resorts Inc.(a)	5,530	344,464
Warner Music Group Corp.	6,323	63,862

		6,832,076
ENVIRONMENTAL CONTROL – 0.28%
Allied Waste Industries Inc.(a)	50,284	641,121
American Ecology Corp.	2,862	60,646
Calgon Carbon Corp.(a)(b)	7,087	98,935
Casella Waste Systems Inc. Class A(a)	3,991	50,047
Clean Harbors Inc.(a)	2,930	130,444
Darling International Inc.(a)	14,214	140,576
Fuel Tech Inc.(a)(b)	3,093	68,324
Metal Management Inc.	4,484	243,033
Mine Safety Appliances Co.	4,960	233,666
Nalco Holding Co.	25,399	753,080
Rentech Inc.(a)(b)	28,621	61,821
Republic Services Inc.	29,557	966,810
Stericycle Inc.(a)	15,612	892,382
Tetra Tech Inc.(a)	10,216	215,762
Waste Connections Inc.(a)	12,064	383,153
Waste Holdings Inc.	905	25,901
Waste Management Inc.	91,600	3,456,984
Waste Services Inc.(a)	3,421	33,218

		8,455,903
FOOD – 1.65%
American Dairy Inc.(a)(b)	1,125	21,949
Arden Group Inc. Class A	214	29,859
Benihana Inc.(a)	2,176	37,667
Cal-Maine Foods Inc.	2,229	56,260
Campbell Soup Co.	40,952	1,515,224
Chiquita Brands International Inc.(a)(b)	7,464	118,155
ConAgra Foods Inc.	87,928	2,297,559
Corn Products International Inc.	13,101	600,943
Dean Foods Co.	22,838	584,196
Del Monte Foods Co.	35,512	372,876
Flowers Foods Inc.	13,489	294,060
Fresh Del Monte Produce Inc.	5,009	144,009
General Mills Inc.	57,205	3,318,462
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	3,456	105,270
Hain Celestial Group Inc.(a)	6,991	224,621
Heinz (H.J.) Co.	57,492	2,656,130
Hershey Co. (The)	29,853	1,385,478
Hormel Foods Corp.	13,004	465,283
Imperial Sugar Co.(b)	2,068	54,037
Ingles Markets Inc. Class A	2,191	62,794
J&J Snack Foods Corp.	2,443	85,065
Kellogg Co.	41,715	2,336,040
Kraft Foods Inc.	283,601	9,787,070
Kroger Co. (The)	125,421	3,577,007

Lance Inc.	5,450	125,459
M&F Worldwide Corp.(a)	2,139	107,356
McCormick & Co. Inc. NVS	23,257	836,554
Nash Finch Co.(b)	2,409	95,950
Pathmark Stores Inc.(a)	5,658	72,139
Performance Food Group Co.(a)	6,219	187,378
Pilgrim’s Pride Corp.	7,154	248,458
Ralcorp Holdings Inc.(a)	4,753	265,312
Ruddick Corp.	7,207	241,723
Safeway Inc.	78,136	2,587,083
Sanderson Farms Inc.	2,992	124,677
Sara Lee Corp.	129,789	2,166,178
Seaboard Corp.	62	121,520
Smithfield Foods Inc.(a)	19,205	604,958
Smucker (J.M.) Co. (The)	9,937	530,835
Spartan Stores Inc.	3,790	85,389
SUPERVALU Inc.	37,198	1,451,094
Sysco Corp.	109,375	3,892,656
Tootsie Roll Industries Inc.	6,290	166,874
TreeHouse Foods Inc.(a)	5,490	148,504
Tyson Foods Inc. Class A	46,886	836,915
United Natural Foods Inc.(a)	7,529	204,939
Village Super Market Inc. Class A	528	27,456
Weis Markets Inc.	2,193	93,619
Whole Foods Market Inc.	25,079	1,227,868
Winn-Dixie Stores Inc.(a)	6,011	112,526
Wrigley (William Jr.) Co.	42,438	2,725,793

		49,419,227
FOREST PRODUCTS & PAPER – 0.41%
Bowater Inc.	9,833	146,708
Buckeye Technologies Inc.(a)	6,672	101,014
Deltic Timber Corp.	1,830	104,164
Domtar Corp.(a)	77,357	634,327
Glatfelter (P.H.) Co.	7,899	117,221
International Paper Co.	77,040	2,763,425
Louisiana-Pacific Corp.(b)	18,342	311,264
MeadWestvaco Corp.	32,753	967,196
Mercer International Inc.(a)	5,615	53,062
Neenah Paper Inc.	2,596	85,902
Plum Creek Timber Co. Inc.	31,328	1,402,241
Potlatch Corp.	6,866	309,176
Rayonier Inc.	13,615	654,065
Rock-Tenn Co. Class A	6,177	178,515
Schweitzer-Mauduit International Inc.	2,765	64,424
Smurfit-Stone Container Corp.(a)	44,838	523,708
Temple-Inland Inc.	18,745	986,549
Wausau Paper Corp.	7,847	87,494
Weyerhaeuser Co.	38,192	2,761,282
Xerium Technologies Inc.	3,464	18,706

		12,270,443
GAS – 0.30%
AGL Resources Inc.	13,684	542,160
Atmos Energy Corp.	15,613	442,160
Energen Corp.	12,750	728,280
EnergySouth Inc.	1,239	62,470
Laclede Group Inc. (The)	3,777	121,922
New Jersey Resources Corp.	4,934	244,677
Nicor Inc.	7,899	338,867
NiSource Inc.	48,681	931,754
Northwest Natural Gas Co.	4,744	216,801
Piedmont Natural Gas Co.	13,132	329,482

SEMCO Energy Inc.(a)	6,256	49,360
Sempra Energy	46,687	2,713,448
South Jersey Industries Inc.	5,162	179,638
Southern Union Co.	18,891	587,699
Southwest Gas Corp.	7,408	209,572
UGI Corp.	18,731	486,631
Vectren Corp.	13,440	366,778
WGL Holdings Inc.	8,641	292,843

		8,844,542
HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	8,039	321,158
Black & Decker Corp. (The)	11,720	976,276
Franklin Electric Co. Inc.(b)	3,392	139,445
Kennametal Inc.	6,836	574,087
Lincoln Electric Holdings Inc.	7,544	585,490
Raser Technologies Inc.(a)	5,467	70,470
Regal Beloit Corp.	5,633	269,764
Snap-On Inc.	10,193	504,961
Stanley Works (The)	14,668	823,315

		4,264,966
HEALTH CARE - PRODUCTS – 3.26%
Abaxis Inc.(a)	3,695	82,953
ABIOMED Inc.(a)	5,067	62,983
Accuray Inc.(a)	2,906	50,739
Advanced Medical Optics Inc.(a)	10,800	330,372
Align Technology Inc.(a)	10,422	263,989
American Medical Systems Holdings Inc.(a)	12,651	214,434
AngioDynamics Inc.(a)	3,712	69,971
Arrow International Inc.	4,603	209,390
ArthroCare Corp.(a)(b)	4,842	270,619
Aspect Medical Systems Inc.(a)	2,913	39,529
Bard (C.R.) Inc.	18,308	1,614,583
Bausch & Lomb Inc.	9,564	612,096
Baxter International Inc.	115,201	6,483,512
Beckman Coulter Inc.	11,030	813,573
Becton, Dickinson and Co.	43,353	3,557,114
Boston Scientific Corp.(a)	235,291	3,282,309
Bruker BioSciences Corp.(a)	11,414	100,443
Cantel Medical Corp.(a)	2,024	31,595
Cepheid Inc.(a)	9,700	221,160
Conceptus Inc.(a)	5,150	97,747
CONMED Corp.(a)	4,990	139,670
Cooper Companies Inc. (The)	7,980	418,312
Covidien Ltd.(a)	87,711	3,640,006
Cutera Inc.(a)	2,352	61,646
Cyberonics Inc.(a)	3,890	54,227
Cynosure Inc. Class A(a)	1,333	49,188
Cytyc Corp.(a)	20,482	975,967
Dade Behring Holdings Inc.	15,592	1,190,449
Datascope Corp.	2,276	76,952
DENTSPLY International Inc.	26,919	1,120,907
DJO Inc.(a)	4,147	203,618
Edwards Lifesciences Corp.(a)	10,128	499,412
ev3 Inc.(a)	3,077	50,524
FoxHollow Technologies Inc.(a)	3,484	91,978
Gen-Probe Inc.(a)	9,359	623,122
Haemonetics Corp.(a)	4,660	230,297
Hansen Medical Inc.(a)(b)	1,733	46,982
Henry Schein Inc.(a)	15,786	960,420
Hillenbrand Industries Inc.	10,842	596,527
Hologic Inc.(a)(b)	9,472	577,792

ICU Medical Inc.(a)	2,288	88,660
IDEXX Laboratories Inc.(a)	5,447	596,937
Immucor Inc.(a)	12,102	432,646
Insulet Corp.(a)	1,380	30,015
Intuitive Surgical Inc.(a)	6,615	1,521,450
Invacare Corp.	5,083	118,841
Inverness Medical Innovations Inc.(a)	9,439	522,165
Johnson & Johnson	512,074	33,643,262
Kensey Nash Corp.(a)	2,101	54,857
Kinetic Concepts Inc.(a)	9,361	526,837
Kyphon Inc.(a)	8,000	560,000
LCA-Vision Inc.(b)	3,538	103,982
Luminex Corp.(a)	6,313	95,200
Masimo Corp.(a)	2,423	62,174
Medical Action Industries Inc.(a)	2,426	57,399
Medtronic Inc.	203,141	11,459,184
Mentor Corp.	6,063	279,201
Meridian Bioscience Inc.	6,998	212,179
Merit Medical Systems Inc.(a)	4,818	62,538
Metabolix Inc.(a)	2,526	61,281
Micrus Endovascular Corp.(a)	2,632	48,087
Minrad International Inc.(a)	8,290	39,709
Natus Medical Inc.(a)	3,772	60,126
Northstar Neuroscience Inc.(a)	3,436	38,346
NuVasive Inc.(a)	6,066	217,951
NxStage Medical Inc.(a)	3,563	51,628
Oakley Inc.	4,341	126,019
OraSure Technologies Inc.(a)	8,116	81,566
Orthofix International NV(a)	2,922	143,090
Palomar Medical Technologies Inc.(a)	3,210	91,453
Patterson Companies Inc.(a)	24,738	955,134
PolyMedica Corp.	3,995	209,817
PSS World Medical Inc.(a)	11,834	226,384
Quidel Corp.(a)	5,069	99,150
ResMed Inc.(a)	13,693	587,019
Respironics Inc.(a)	12,950	621,988
Sirona Dental Systems Inc.(a)	2,962	105,655
Sonic Innovations Inc.(a)	4,629	42,448
SonoSite Inc.(a)	2,933	89,515
Spectranetics Corp.(a)	5,479	73,857
St. Jude Medical Inc.(a)	59,872	2,638,559
Stereotaxis Inc.(a)(b)	4,587	63,255
Steris Corp.	11,451	312,956
Stryker Corp.	53,729	3,694,406
SurModics Inc.(a)(b)	2,665	130,612
Symmetry Medical Inc.(a)	6,212	103,740
TECHNE Corp.(a)	6,947	438,217
Thoratec Corp.(a)	9,342	193,286
TomoTherapy Inc.(a)	2,068	48,040
Varian Medical Systems Inc.(a)	22,632	948,054
Ventana Medical Systems Inc.(a)	4,789	411,423
Visicu Inc.(a)	2,698	20,451
Vital Images Inc.(a)	3,022	58,989
Vital Sign Inc.	1,894	98,753
Volcano Corp.(a)	4,173	68,604
West Pharmaceutical Services Inc.	5,984	249,293
Wright Medical Group Inc.(a)	6,238	167,303
Zimmer Holdings Inc.(a)	41,806	3,385,868
Zoll Medical Corp.(a)	3,599	93,286

		97,539,952
HEALTH CARE - SERVICES – 1.48%
Aetna Inc.	90,582	4,915,885

Air Methods Corp.(a)	1,820	84,084
Alliance Imaging Inc.(a)	4,465	40,453
Amedisys Inc.(a)	4,549	174,773
American Dental Partners Inc.(a)	2,217	62,098
AMERIGROUP Corp.(a)	9,259	319,250
AmSurg Corp.(a)	5,367	123,817
Apria Healthcare Group Inc.(a)	7,689	199,991
Assisted Living Concepts Inc.(a)	10,563	96,546
Bio-Reference Laboratories Inc.(a)	1,944	65,629
Brookdale Senior Living Inc.	6,608	263,064
Capital Senior Living Corp.(a)	4,085	34,396
Centene Corp.(a)	7,683	165,261
Community Health Systems Inc.(a)	16,820	528,821
Covance Inc.(a)	11,281	878,790
Coventry Health Care Inc.(a)	27,640	1,719,484
DaVita Inc.(a)	18,704	1,181,719
Emeritus Corp.(a)	1,661	45,013
Gentiva Health Services Inc.(a)	4,862	93,399
Health Management Associates Inc. Class A	42,587	295,554
Health Net Inc.(a)	19,918	1,076,568
HealthSouth Corp.(a)	13,863	242,741
Healthways Inc.(a)	6,167	332,833
Humana Inc.(a)	29,405	2,054,821
Hythiam Inc.(a)	5,351	39,811
Kindred Healthcare Inc.(a)	5,332	95,496
Laboratory Corp. of America Holdings(a)	20,785	1,626,011
LHC Group Inc.(a)	2,538	54,491
LifePoint Hospitals Inc.(a)	10,148	304,541
Lincare Holdings Inc.(a)	14,725	539,671
Magellan Health Services Inc.(a)	6,882	279,272
Manor Care Inc.	13,019	838,424
Matria Healthcare Inc.(a)	3,773	98,702
MedCath Corp.(a)	1,752	48,110
Molina Healthcare Inc.(a)	2,374	86,105
National Healthcare Corp.	1,218	62,593
NightHawk Radiology Holdings Inc.(a)(b)	3,757	92,084
Odyssey Healthcare Inc.(a)	5,925	56,939
Pediatrix Medical Group Inc.(a)	8,644	565,490
Psychiatric Solutions Inc.(a)	9,548	375,045
Quest Diagnostics Inc.	27,621	1,595,665
Radiation Therapy Services Inc.(a)	2,301	47,907
RehabCare Group Inc.(a)	3,092	54,388
Res-Care Inc.(a)	4,298	98,166
Sierra Health Services Inc.(a)	9,769	412,154
Skilled Healthcare Group Inc. Class A(a)	3,927	61,850
Sun Healthcare Group Inc.(a)	7,556	126,261
Sunrise Senior Living Inc.(a)	7,839	277,265
Tenet Healthcare Corp.(a)	83,187	279,508
UnitedHealth Group Inc.	236,915	11,473,793
Universal Health Services Inc. Class B	7,979	434,217
WellCare Health Plans Inc.(a)	7,360	775,965
WellPoint Inc.(a)	108,493	8,562,268

		44,357,182
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Aldabra Acquisition Corp.(a)	7,318	67,252
Alternative Asset Management Acquisition Corp.	7,318	64,545
Energy Infrastructure Acquisition Corp.(a)(b)	3,913	38,465
Freedom Acquisition Holding Inc.(a)	9,268	104,265
Information Services Group Inc.(a)(b)	5,706	43,651
Leucadia National Corp.	29,016	1,399,152
Marathon Acquisition Corp.(a)	6,644	52,421

NTR Acquisition Co.(a)(b)	4,338	41,124
Resource America Inc. Class A	2,343	36,996
Star Maritime Acquisition Corp.(a)(b)	3,311	46,387
Walter Industries Inc.	9,206	247,641

		2,141,899
HOME BUILDERS – 0.17%
AMREP Corp.(b)	355	9,514
Beazer Homes USA Inc.(b)	6,881	56,768
Brookfield Homes Corp.(b)	1,981	36,748
Centex Corp.	21,125	561,291
Champion Enterprises Inc.(a)	13,489	148,109
Fleetwood Enterprises Inc.(a)	11,240	96,102
Horton (D.R.) Inc.	55,290	708,265
Hovnanian Enterprises Inc. Class A(a)(b)	6,566	72,817
KB Home	13,534	339,162
Lennar Corp. Class A	23,887	541,041
M.D.C. Holdings Inc.	6,144	251,535
M/I Homes Inc.	2,127	29,544
Meritage Homes Corp.(a)(b)	4,600	64,952
Monaco Coach Corp.	5,251	73,672
NVR Inc.(a)	807	379,492
Palm Harbor Homes Inc.(a)(b)	1,668	20,817
Pulte Homes Inc.	37,254	507,027
Ryland Group Inc.	7,387	158,303
Skyline Corp.	1,187	35,705
Standard-Pacific Corp.	11,371	62,427
Thor Industries Inc.	6,069	273,044
Toll Brothers Inc.(a)	22,141	442,599
WCI Communities Inc.(a)(b)	5,428	32,514
Williams Scotsman International Inc.(a)	5,301	146,891
Winnebago Industries Inc.(b)	5,564	132,868

		5,181,207
HOME FURNISHINGS – 0.12%
American Woodmark Corp.	2,080	51,563
Audiovox Corp. Class A(a)	2,969	30,551
DTS Inc.(a)	3,183	96,668
Ethan Allen Interiors Inc.	4,646	151,878
Furniture Brands International Inc.	8,471	85,896
Harman International Industries Inc.	11,537	998,181
Hooker Furniture Corp.	2,097	41,982
Kimball International Inc. Class B	4,615	52,519
La-Z-Boy Inc.(b)	9,047	66,767
Sealy Corp.	7,840	110,074
Tempur-Pedic International Inc.	14,644	523,523
TiVo Inc.(a)	17,150	108,903
Universal Electronics Inc.(a)	2,521	81,933
Whirlpool Corp.	13,955	1,243,391

		3,643,829
HOUSEHOLD PRODUCTS & WARES – 0.45%
ACCO Brands Corp.(a)	9,486	212,866
American Greetings Corp. Class A	9,756	257,558
Avery Dennison Corp.	18,902	1,077,792
Blyth Inc.	4,448	90,962
Central Garden & Pet Co. Class A(a)	12,282	110,292
Church & Dwight Co. Inc.	11,568	544,159
Clorox Co. (The)	24,436	1,490,352
CSS Industries Inc.	1,380	49,639
Ennis Inc.	4,479	98,717
Fortune Brands Inc.	27,067	2,205,690
Fossil Inc.(a)	7,688	287,224

Helen of Troy Ltd.(a)	5,318	102,691
Jarden Corp.(a)	12,079	373,724
Kimberly-Clark Corp.	75,300	5,290,578
Playtex Products Inc.(a)	9,887	180,734
Prestige Brands Holdings Inc.(a)	5,947	65,298
Russ Berrie and Co. Inc.(a)	2,939	49,375
Scotts Miracle-Gro Co. (The) Class A	7,682	328,406
Spectrum Brands Inc.(a)(b)	6,887	39,945
Standard Register Co. (The)	3,107	39,490
Tupperware Brands Corp.	10,802	340,155
WD-40 Co.	3,029	103,410

		13,339,057
HOUSEWARES – 0.07%
Libbey Inc.	2,517	44,098
Lifetime Brands Inc.	1,905	38,652
National Presto Industries Inc.	792	41,976
Newell Rubbermaid Inc.	49,384	1,423,247
Toro Co. (The)	7,108	418,164

		1,966,137
INSURANCE – 4.40%
ACA Capital Holdings Inc.(a)(b)	1,447	8,812
ACE Ltd.	58,104	3,519,359
Aflac Inc.	86,487	4,933,218
Alfa Corp.	5,747	104,480
Alleghany Corp.(a)	884	358,904
Allied World Assurance Holdings Ltd.	10,599	550,194
Allstate Corp. (The)	107,396	6,141,977
Ambac Financial Group Inc.	18,066	1,136,532
American Equity Investment Life Holding Co.	9,979	106,276
American Financial Group Inc.	14,476	412,856
American International Group Inc.	396,257	26,806,786
American National Insurance Co.	2,759	362,946
American Physicians Capital Inc.	1,732	67,479
Amerisafe Inc.(a)	3,298	54,549
AmTrust Financial Services Inc.	4,482	67,992
Aon Corp.	51,856	2,323,667
Arch Capital Group Ltd.(a)	8,955	666,342
Argo Group International Holdings Ltd.(a)	5,108	222,249
Aspen Insurance Holdings Ltd.	15,486	432,214
Assurant Inc.	21,499	1,150,197
Assured Guaranty Ltd.	11,933	324,220
Axis Capital Holdings Ltd.	27,332	1,063,488
Baldwin & Lyons Inc. Class B	1,435	39,190
Berkley (W.R.) Corp.	30,257	896,515
Brown & Brown Inc.	19,672	517,374
CastlePoint Holdings Ltd.	1,396	16,054
Chubb Corp.	71,066	3,811,980
CIGNA Corp.	50,935	2,714,326
Cincinnati Financial Corp.	30,396	1,316,451
Citizens Inc.(a)(b)	6,077	46,489
CNA Financial Corp.	5,237	205,919
CNA Surety Corp.(a)	2,922	51,515
Commerce Group Inc.	9,356	275,721
Conseco Inc.(a)	33,150	530,400
Crawford & Co. Class B(a)	4,441	28,245
Darwin Professional Underwriters Inc.(a)	1,349	29,138
Delphi Financial Group Inc. Class A	7,648	309,132
Donegal Group Inc. Class A	2,358	38,152
eHealth Inc.(a)	2,193	60,746
EMC Insurance Group Inc.	999	25,964
Employers Holdings Inc.	9,404	193,816

Endurance Specialty Holdings Ltd.	10,328	429,128
Enstar Group Ltd.(a)	1,222	154,889
Erie Indemnity Co. Class A	8,650	528,775
Everest Re Group Ltd.	11,225	1,237,444
FBL Financial Group Inc. Class A	2,515	99,317
Fidelity National Financial Inc.	38,995	681,633
First Acceptance Corp.(a)	3,026	15,281
First American Corp.	16,985	621,991
First Mercury Financial Corp.(a)	2,183	46,956
Flagstone Reinsurance Holdings Ltd	2,364	31,418
FPIC Insurance Group Inc.(a)	1,732	74,563
Gallagher (Arthur J.) & Co.	17,368	503,151
Genworth Financial Inc. Class A	77,071	2,368,392
Great American Financial Resources Inc.	1,605	39,355
Greenlight Capital Re Ltd.(a)	2,097	42,527
Hallmark Financial Services Inc.(a)	816	11,465
Hanover Insurance Group Inc. (The)	9,068	400,715
Harleysville Group Inc.	2,748	87,881
Hartford Financial Services Group Inc. (The)	55,997	5,182,522
HCC Insurance Holdings Inc.	19,706	564,380
Hilb Rogal & Hobbs Co.	6,488	281,125
Horace Mann Educators Corp.	7,603	149,855
Independence Holding Co.	1,092	22,255
Infinity Property and Casualty Corp.	3,410	137,150
IPC Holdings Ltd.	10,826	312,330
James River Group Inc.	1,047	33,923
Kansas City Life Insurance Co.	828	36,498
LandAmerica Financial Group Inc.	3,030	118,109
Lincoln National Corp.	47,873	3,158,182
Loews Corp.	77,080	3,726,818
Markel Corp.(a)	1,773	858,132
Marsh & McLennan Companies Inc.	98,269	2,505,860
Max Capital Group Ltd.	10,583	296,747
MBIA Inc.	23,159	1,413,857
Meadowbrook Insurance Group Inc.(a)	5,798	52,240
Mercury General Corp.	4,666	251,637
MetLife Inc.	83,392	5,814,924
MGIC Investment Corp.	14,853	479,900
Midland Co. (The)	1,867	102,610
Montpelier Re Holdings Ltd.	18,406	325,786
National Interstate Corp.	951	29,281
National Western Life Insurance Co. Class A	419	107,247
Nationwide Financial Services Inc.	9,289	499,934
Navigators Group Inc. (The)(a)	2,327	126,240
NYMAGIC Inc.	1,047	29,117
Odyssey Re Holdings Corp.	4,997	185,439
Old Republic International Corp.	40,718	763,055
OneBeacon Insurance Group Ltd.	4,993	107,599
PartnerRe Ltd.	10,113	798,826
Philadelphia Consolidated Holding Corp.(a)	9,999	413,359
Phoenix Companies Inc.	20,032	282,652
Platinum Underwriters Holdings Ltd.	10,573	380,205
PMA Capital Corp. Class A(a)	5,760	54,720
PMI Group Inc. (The)	15,330	501,291
Presidential Life Corp.	3,777	64,058
Primus Guaranty Ltd.(a)(b)	7,898	83,087
Principal Financial Group Inc.	47,376	2,988,952
ProAssurance Corp.(a)	5,842	314,709
Progressive Corp. (The)	130,239	2,527,939
Protective Life Corp.	12,327	523,158
Prudential Financial Inc.	81,883	7,990,143
Radian Group Inc.	14,096	328,155
RAM Holdings Ltd.(a)	3,184	29,611

Reinsurance Group of America Inc.	5,148	291,840
RenaissanceRe Holdings Ltd.	12,866	841,565
RLI Corp.	3,754	212,927
Safeco Corp.	18,734	1,146,895
Safety Insurance Group Inc.	2,863	102,896
Scottish Re Group Ltd.(a)	11,934	38,069
SeaBright Insurance Holdings Inc.(a)	3,676	62,749
Security Capital Assurance Ltd.	4,199	95,905
Selective Insurance Group Inc.	9,655	205,458
StanCorp Financial Group Inc.	9,381	464,453
State Auto Financial Corp.	2,524	73,827
Stewart Information Services Corp.	3,075	105,380
Torchmark Corp.	16,816	1,047,973
Tower Group Inc.	3,514	91,997
Transatlantic Holdings Inc.	4,713	331,465
Travelers Companies Inc. (The)	117,433	5,911,577
Triad Guaranty Inc.(a)	2,011	38,149
United America Indemnity Ltd. Class A(a)	4,356	93,698
United Fire & Casualty Co.	3,834	149,871
Unitrin Inc.	8,013	397,365
Universal American Financial Corp.(a)	6,906	157,526
Unum Group	64,017	1,566,496
Validus Holdings Ltd.(a)	2,794	67,727
Wesco Financial Corp.	268	106,664
White Mountains Insurance Group Ltd.	1,615	839,396
XL Capital Ltd. Class A	32,928	2,607,898
Zenith National Insurance Corp.	6,492	291,426

		131,591,554
INTERNET – 2.10%
Akamai Technologies Inc.(a)	29,332	842,708
Amazon.com Inc.(a)	53,823	5,013,612
Ariba Inc.(a)	13,794	148,699
Art Technology Group Inc.(a)	22,495	67,935
AsiaInfo Holdings Inc.(a)	5,579	50,546
Authorize.Net Holdings Inc.(a)	4,952	87,304
Avocent Corp.(a)	8,875	258,440
Blue Coat Systems Inc.(a)	2,267	178,549
Blue Nile Inc.(a)(b)	2,410	226,829
CheckFree Corp.(a)	14,176	659,751
Chordiant Software Inc.(a)	5,810	80,527
CMGI Inc.(a)	85,661	116,499
CNET Networks Inc.(a)	26,594	198,125
Cogent Communications Group Inc.(a)	8,780	204,925
comScore Inc.(a)	1,058	28,566
CyberSource Corp.(a)	5,540	64,763
DealerTrack Holdings Inc.(a)	5,852	245,082
Dice Holdings Inc.(a)	3,004	30,881
Digital River Inc.(a)	7,255	324,661
EarthLink Inc.(a)	21,677	171,682
eBay Inc.(a)	202,067	7,884,654
Equinix Inc.(a)	5,559	493,028
eResearch Technology Inc.(a)(b)	6,893	78,511
Expedia Inc.(a)	35,855	1,143,057
F5 Networks Inc.(a)	14,660	545,205
FTD Group Inc.	3,361	50,012
Global Sources Ltd.(a)	2,765	61,300
Google Inc. Class A(a)	40,540	22,997,126
GSI Commerce Inc.(a)	3,522	93,685
Harris Interactive Inc.(a)	9,253	39,880
HLTH Corp.(a)	31,887	451,839
i2 Technologies Inc.(a)(b)	2,721	41,495
IAC/InterActiveCorp(a)	30,732	911,818

iBasis Inc.(a)	5,811	62,468
iMergent Inc.(b)	2,176	48,808
InfoSpace Inc.	5,749	100,952
Internap Network Services Corp.(a)	8,584	121,635
Internet Capital Group Inc.(a)	6,795	81,540
Interwoven Inc.(a)	7,677	109,244
iPass Inc.(a)	8,877	37,283
j2 Global Communications Inc.(a)	8,668	283,704
Keynote Systems Inc.(a)	2,762	37,922
Knot Inc. (The)(a)	4,864	103,409
Liberty Media Corp. - Liberty Interactive Group Series A(a)	115,455	2,217,891
Lionbridge Technologies Inc.(a)	10,622	42,382
Liquidity Services Inc.(a)	1,853	20,364
LoopNet Inc.(a)(b)	4,767	97,914
McAfee Inc.(a)	28,286	986,333
Mercadolibre Inc.(a)	2,844	104,176
Move Inc.(a)	18,338	50,613
NetFlix Inc.(a)(b)	8,265	171,251
NIC Inc.	6,903	47,907
NutriSystem Inc.(a)(b)	6,034	282,934
1-800-FLOWERS.COM Inc.(a)	4,265	49,431
Online Resources Corp.(a)	4,587	57,980
Openwave Systems Inc.	14,570	63,817
Orbitz Worldwide Inc.(a)	6,009	67,842
Overstock.com Inc.(a)(b)	2,907	83,722
Perficient Inc.(a)	5,130	112,193
Priceline.com Inc.(a)	6,764	600,305
RealNetworks Inc.(a)	17,985	121,938
RightNow Technologies Inc.(a)	3,159	50,828
S1 Corp.(a)	9,656	87,387
Safeguard Scientifics Inc.(a)	21,276	48,722
Sapient Corp.(a)	14,337	96,201
Secure Computing Corp.(a)	8,195	79,737
Shutterfly Inc.(a)	2,555	81,530
Sohu.com Inc.(a)	4,836	182,366
SonicWALL Inc.(a)	11,364	99,208
Sourcefire Inc.(a)	1,150	10,442
Stamps.com Inc.(a)	3,088	36,963
Symantec Corp.(a)	159,231	3,085,897
TechTarget Inc.(a)(b)	1,352	22,849
Terremark Worldwide Inc.(a)	8,520	61,088
TheStreet.com Inc.	3,653	44,238
TIBCO Software Inc.(a)	36,655	270,880
Travelzoo Inc.(a)	1,319	30,271
TriZetto Group Inc. (The)(a)	7,941	139,047
United Online Inc.	11,747	176,322
ValueClick Inc.(a)	17,543	394,016
Vasco Data Security International Inc.(a)	4,588	162,002
VeriSign Inc.(a)	43,039	1,452,136
Vignette Corp.(a)	5,042	101,193
Vocus Inc.(a)	2,297	67,164
WebMD Health Corp. Class A(a)(b)	1,332	69,397
Websense Inc.(a)	7,889	155,650
Yahoo! Inc.(a)	213,845	5,739,600

		62,702,786
INVESTMENT COMPANIES – 0.12%
Allied Capital Corp.(b)	27,088	796,116
American Capital Strategies Ltd.	33,365	1,425,686
Apollo Investment Corp.	17,642	366,954
Ares Capital Corp.	12,216	198,754
BlackRock Kelso Capital Corp.	1,763	25,564

Capital Southwest Corp.	524	64,326
Gladstone Capital Corp.(b)	2,490	48,605
Hercules Technology Growth Capital Inc.	5,556	73,728
Kayne Anderson Energy Development Co.	1,737	44,259
Kohlberg Capital Corp.	2,495	37,575
MCG Capital Corp.	10,995	158,218
MVC Capital Inc.	4,280	79,308
NGP Capital Resources Co.	3,090	50,151
Patriots Capital Funding Inc.	3,195	42,717
PennantPark Investment Corp.	3,524	47,222
Prospect Energy Corp.(b)	3,502	59,604
Technology Investment Capital Corp.	4,176	55,833

		3,574,620
IRON & STEEL – 0.39%
AK Steel Holding Corp.(a)	19,805	870,430
Allegheny Technologies Inc.	18,029	1,982,289
Carpenter Technology Corp.	4,603	598,436
Claymont Steel Holdings Inc.(a)	1,542	31,226
Cleveland-Cliffs Inc.	7,234	636,375
Gibraltar Industries Inc.	4,449	82,307
Nucor Corp.	53,361	3,173,379
Olympic Steel Inc.	1,550	42,098
Reliance Steel & Aluminum Co.	11,582	654,846
Ryerson Inc.	4,655	157,060
Schnitzer Steel Industries Inc. Class A	3,829	280,627
Steel Dynamics Inc.	16,637	776,948
United States Steel Corp.	20,925	2,216,795
Universal Stainless & Alloy Products Inc.(a)	1,153	45,878
Wheeling-Pittsburgh Corp.(a)	2,290	44,197

		11,592,891
LEISURE TIME – 0.29%
Ambassadors Group Inc.	2,767	105,423
Ambassadors International Inc.	1,586	38,905
Arctic Cat Inc.	2,117	34,634
Brunswick Corp.	15,907	363,634
Callaway Golf Co.	12,670	202,847
Carnival Corp.	77,435	3,750,177
Harley-Davidson Inc.	45,609	2,107,592
Life Time Fitness Inc.(a)	5,591	342,952
Marine Products Corp.	2,088	17,706
Multimedia Games Inc.(a)	4,311	36,730
Nautilus Inc.	5,555	44,273
Polaris Industries Inc.(b)	6,301	274,850
Royal Caribbean Cruises Ltd.	23,474	916,190
Town Sports International Holdings Inc.(a)	2,867	43,607
WMS Industries Inc.(a)	7,170	237,327

		8,516,847
LODGING – 0.68%
Ameristar Casinos Inc.	4,690	131,789
Boyd Gaming Corp.	10,103	432,914
Choice Hotels International Inc.	6,552	246,814
Gaylord Entertainment Co.(a)	7,182	382,226
Harrah’s Entertainment Inc.	33,013	2,869,820
Hilton Hotels Corp.	68,882	3,202,324
Las Vegas Sands Corp.(a)	18,442	2,460,532
Lodgian Inc.(a)	3,289	38,810
Marcus Corp.	3,707	71,174
Marriott International Inc. Class A	58,269	2,532,953
MGM MIRAGE(a)	20,936	1,872,516
Monarch Casino & Resort Inc.(a)	2,117	60,229

Morgans Hotel Group Co.(a)	4,106	89,306
MTR Gaming Group Inc.(a)	3,619	34,489
Orient-Express Hotels Ltd.	7,447	381,808
Riviera Holdings Corp.(a)	1,769	49,620
Starwood Hotels & Resorts Worldwide Inc.	38,115	2,315,486
Station Casinos Inc.	7,776	680,244
Trump Entertainment Resorts Inc.(a)	5,470	35,282
Wyndham Worldwide Corp.	32,322	1,058,869
Wynn Resorts Ltd.	9,680	1,525,181

		20,472,386
MACHINERY – 1.01%
AGCO Corp.(a)	16,276	826,333
Albany International Corp. Class A	5,136	192,549
Altra Holdings Inc.(a)	2,299	38,324
Applied Industrial Technologies Inc.	7,580	233,691
Astec Industries Inc.(a)	3,301	189,642
Briggs & Stratton Corp.	8,685	218,688
Bucyrus International Inc. Class A	6,557	478,202
Cascade Corp.	2,079	135,488
Caterpillar Inc.	113,221	8,879,923
Chart Industries Inc.(a)	2,566	82,523
Cognex Corp.	7,801	138,546
Columbus McKinnon Corp.(a)	3,305	82,261
Cummins Inc.	18,406	2,353,943
Deere & Co.	40,125	5,955,353
Flow International Corp.(a)	6,534	57,630
Flowserve Corp.	10,164	774,294
Gardner Denver Inc.(a)	9,281	361,959
Gehl Corp.(a)	1,827	40,797
Gerber Scientific Inc.(a)	4,064	44,094
Gorman-Rupp Co. (The)	2,016	66,851
Graco Inc.	11,706	457,822
Hardinge Inc.	1,947	67,814
Hurco Companies Inc.(a)	1,004	54,276
IDEX Corp.	14,263	519,031
Intermec Inc.(a)	10,637	277,838
Intevac Inc.(a)	3,710	56,392
iRobot Corp.(a)(b)	2,700	53,676
Joy Global Inc.	19,329	983,073
Kadant Inc.(a)	2,430	68,040
Lindsay Corp.(b)	2,047	89,618
Manitowoc Co. Inc. (The)	22,182	982,219
Middleby Corp. (The)(a)	2,492	160,834
NACCO Industries Inc.	1,075	111,241
Nordson Corp.	5,908	296,641
Park-Ohio Holdings Corp.(a)	1,413	36,667
Robbins & Myers Inc.	2,457	140,762
Rockwell Automation Inc.	27,859	1,936,479
Sauer-Danfoss Inc.	1,921	51,252
Tecumseh Products Co. Class A(a)(b)	2,720	52,360
Tennant Co.	2,978	145,029
Terex Corp.(a)	18,264	1,625,861
TurboChef Technologies Inc.(a)	3,461	45,685
Twin Disc Inc.	812	47,258
Wabtec Corp.	8,542	319,983
Zebra Technologies Corp. Class A(a)	12,138	442,916

		30,173,858
MANUFACTURING – 4.63%
Actuant Corp. Class A	4,824	313,415
Acuity Brands Inc.	7,650	386,172
American Railcar Industries Inc.	1,670	36,773

Ameron International Corp.	1,620	171,347
AptarGroup Inc.	12,165	460,689
AZZ Inc.(a)	2,050	71,668
Barnes Group Inc.	8,098	258,488
Blount International Inc.(a)	6,684	75,930
Brink’s Co. (The)	7,680	429,158
Carlisle Companies Inc.	10,917	530,566
Ceradyne Inc.(a)	4,783	362,264
CLARCOR Inc.	9,030	308,916
Cooper Industries Ltd.	32,360	1,653,272
Crane Co.	8,964	430,003
Danaher Corp.	43,416	3,590,937
Donaldson Co. Inc.	14,177	592,032
Dover Corp.	36,119	1,840,263
Eastman Kodak Co.(b)	50,929	1,362,860
Eaton Corp.	25,935	2,568,602
EnPro Industries Inc.(a)	3,958	160,695
ESCO Technologies Inc.(a)	4,547	151,142
Federal Signal Corp.	8,449	129,777
FreightCar America Inc.	2,163	82,627
General Electric Co.	1,818,534	75,287,308
GenTek Inc.(a)	1,535	46,173
Griffon Corp.(a)	5,229	78,958
Harsco Corp.	14,970	887,272
Hexcel Corp.(a)	16,603	377,054
Honeywell International Inc.	137,853	8,198,118
Illinois Tool Works Inc.	87,760	5,234,006
Ingersoll-Rand Co. Ltd. Class A	53,354	2,906,192
ITT Industries Inc.	32,088	2,179,738
Koppers Holdings Inc.	3,061	118,185
Lancaster Colony Corp.	3,940	150,390
Leggett & Platt Inc.	31,137	596,585
LSB Industries Inc.(a)(b)	2,587	61,183
Matthews International Corp. Class A	5,564	243,703
Myers Industries Inc.	4,937	97,851
Pall Corp.	21,886	851,365
Parker Hannifin Corp.	20,455	2,287,483
Pentair Inc.	17,536	581,844
Polypore International Inc.	2,650	37,259
Raven Industries Inc.	2,821	112,981
Reddy Ice Holdings Inc.	3,816	100,628
Roper Industries Inc.	15,661	1,025,796
Smith & Wesson Holding Corp.(a)	5,197	99,211
Smith (A.O.) Corp.	3,634	159,460
SPX Corp.	10,108	935,596
Standex International Corp.	2,197	45,434
Sturm, Ruger & Co. Inc.(a)	3,973	71,156
Teleflex Inc.	6,898	537,492
Textron Inc.	44,132	2,745,452
3M Co.	127,329	11,915,448
Tredegar Corp.	5,534	95,462
Trinity Industries Inc.	14,107	529,577
Tyco International Ltd.	87,654	3,886,578

		138,448,534
MEDIA – 2.89%
Acacia Research Corp. - Acacia Technologies Group(a)	5,024	73,752
Belo Corp.	14,881	258,334
Cablevision Systems Corp.(a)	39,069	1,365,071
CBS Corp. Class B	113,724	3,582,306
Central European Media Enterprises Ltd.(a)	6,002	550,443
Charter Communications Inc. Class A(a)(b)	71,836	185,337

Citadel Broadcasting Corp.	32,038	133,278
CKX Inc.(a)	6,645	81,800
Clear Channel Communications Inc.	89,354	3,345,414
Comcast Corp. Class A(a)	522,133	12,625,176
Courier Corp.	1,815	63,906
Cox Radio Inc. Class A(a)	5,826	76,029
Crown Media Holdings Inc. Class A(a)(b)	2,846	20,463
CTC Media Inc.(a)	9,162	201,198
Cumulus Media Inc. Class A(a)(b)	5,010	51,202
DG FastChannel Inc.(a)	2,791	65,812
DIRECTV Group Inc. (The)(a)	133,194	3,233,950
Discovery Holding Co. Class A(a)	49,715	1,434,278
Dolan Media Co.(a)	1,971	47,895
Dow Jones & Co. Inc.	10,511	627,507
EchoStar Communications Corp.(a)	36,844	1,724,668
Emmis Communications Corp.	5,607	27,699
Entercom Communications Corp.	5,806	112,230
Entravision Communications Corp.(a)	12,150	112,023
Fisher Communications Inc.(a)	1,078	53,760
Gannett Co. Inc.	41,491	1,813,157
GateHouse Media Inc.	4,018	51,230
Gemstar-TV Guide International Inc.(a)	44,015	306,344
Gray Television Inc.	7,351	62,410
Hearst-Argyle Television Inc.	4,366	113,341
Idearc Inc.	26,113	821,776
Journal Communications Inc. Class A	8,291	78,599
Lee Enterprises Inc.	8,092	125,992
Liberty Global Inc. Class A(a)	67,935	2,786,694
Liberty Media Corp. - Liberty Capital Group Series A(a)	22,796	2,845,625
Lin TV Corp. Class A(a)	4,797	62,409
LodgeNet Entertainment Corp.(a)(b)	3,989	101,161
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	4,664	54,336
McClatchy Co. (The) Class A(b)	7,931	158,461
McGraw-Hill Companies Inc. (The)	60,616	3,085,961
Media General Inc. Class A	3,873	106,546
Mediacom Communications Corp.(a)	9,537	67,236
Meredith Corp.	8,479	485,847
New York Times Co. (The) Class A(b)	25,152	497,004
News Corp. Class A	402,901	8,859,793
Nexstar Broadcasting Group Inc. Class A(a)	1,855	19,459
Playboy Enterprises Inc. Class B(a)	3,860	41,456
PRIMEDIA Inc.	7,763	108,993
Radio One Inc. Class D(a)	13,440	50,131
Salem Communications Corp. Class A	1,634	13,072
Scholastic Corp.(a)	5,550	193,473
Scripps (E.W.) Co. Class A	15,850	665,700
Sinclair Broadcast Group Inc. Class A	8,633	103,941
Sirius Satellite Radio Inc.(a)(b)	260,105	907,766
Spanish Broadcasting System Inc. Class A(a)	7,106	18,333
Sun-Times Media Group Inc. Class A(a)	11,465	26,026
Time Warner Cable Inc. Class A(a)	27,537	903,214
Time Warner Inc.	665,905	12,226,016
Tribune Co.	14,966	408,871
Value Line Inc.	255	12,564
Viacom Inc. Class B(a)	107,717	4,197,732
Walt Disney Co. (The)	350,340	12,048,193
Washington Post Co. (The) Class B	1,037	832,504
Westwood One Inc.	12,497	34,367
Wiley (John) & Sons Inc. Class A	8,932	401,315
World Wrestling Entertainment Inc.	3,957	59,672
XM Satellite Radio Holdings Inc. Class A(a)	50,205	711,405

		86,521,656

METAL FABRICATE & HARDWARE – 0.25%
Ampco-Pittsburgh Corp.	1,265	49,816
Castle (A.M.) & Co.	2,394	78,044
CIRCOR International Inc.	2,889	131,189
Commercial Metals Co.	20,954	663,194
Dynamic Materials Corp.	2,134	102,197
Foster (L.B.) Co. Class A(a)	1,845	80,184
Haynes International Inc.(a)	2,049	174,923
Kaydon Corp.	4,989	259,378
Ladish Co. Inc.(a)	2,538	140,808
Lawson Products Inc.	740	25,759
Mueller Industries Inc.	6,492	234,621
Mueller Water Products Inc. Class A(b)	20,163	249,820
Northwest Pipe Co.(a)	1,587	60,020
Precision Castparts Corp.	24,306	3,596,802
Quanex Corp.	6,502	305,464
RBC Bearings Inc.(a)	3,711	142,317
Sun Hydraulics Corp.	1,954	62,137
Timken Co. (The)	16,934	629,098
TriMas Corp.(a)	2,408	31,954
Valmont Industries Inc.	3,261	276,696
Worthington Industries Inc.	12,141	286,042

		7,580,463
MINING – 0.75%
Alcoa Inc.	153,799	6,016,617
AMCOL International Corp.	4,493	148,673
Apex Silver Mines Ltd.(a)	10,319	200,705
Brush Engineered Materials Inc.(a)	3,582	185,870
Century Aluminum Co.(a)	5,156	271,463
Coeur d’Alene Mines Corp.(a)(b)	48,966	185,581
Compass Minerals International Inc.	5,672	193,075
Freeport-McMoRan Copper & Gold Inc.	67,388	7,068,327
Hecla Mining Co.(a)	21,151	189,301
Horsehead Holding Corp.(a)	990	22,196
Idaho General Mines Inc.(a)(b)	8,485	56,340
Kaiser Aluminum Corp.	2,651	187,081
Newmont Mining Corp.	75,143	3,361,146
Royal Gold Inc.	4,269	139,810
RTI International Metals Inc.(a)	4,054	321,320
Southern Copper Corp.(b)	12,973	1,606,447
Stillwater Mining Co.(a)	7,341	75,539
Titanium Metals Corp.(a)	11,972	401,780
Uranium Resources Inc.(a)	9,152	85,937
US Gold Corp.(a)	9,760	61,195
USEC Inc.(a)(b)	15,349	157,327
Vulcan Materials Co.	16,853	1,502,445

		22,438,175
OFFICE & BUSINESS EQUIPMENT – 0.16%
IKON Office Solutions Inc.	18,897	242,826
Pitney Bowes Inc.	38,831	1,763,704
Xerox Corp.(a)	165,676	2,872,822

		4,879,352
OFFICE FURNISHINGS – 0.04%
CompX International Inc.	283	5,541
Herman Miller Inc.	11,186	303,588
HNI Corp.	8,447	304,092
Interface Inc. Class A	9,628	173,785
Knoll Inc.	8,728	154,835

Steelcase Inc. Class A	14,474	260,243

		1,202,084
OIL & GAS – 8.36%
Alon USA Energy Inc.	2,298	77,626
Anadarko Petroleum Corp.	82,028	4,409,005
Apache Corp.	58,608	5,278,236
Apco Argentina Inc.	385	40,587
Arena Resources Inc.(a)	2,705	177,178
Atlas America Inc.	4,013	207,191
ATP Oil & Gas Corp.(a)	3,722	175,046
Atwood Oceanics Inc.(a)	4,825	369,402
Berry Petroleum Co. Class A	6,958	275,467
Bill Barrett Corp.(a)	5,427	213,878
Bois d’Arc Energy Inc.(a)	3,186	61,076
BPZ Energy Inc.(a)	9,947	77,587
Brigham Exploration Co.(a)	8,010	47,499
Bronco Drilling Co. Inc.(a)	4,561	67,503
Cabot Oil & Gas Corp.	17,041	599,162
Callon Petroleum Co.(a)	3,667	51,045
Carrizo Oil & Gas Inc.(a)	3,980	178,543
Cheniere Energy Inc.(a)(b)	7,613	298,201
Chesapeake Energy Corp.	81,468	2,872,562
Chevron Corp.	379,957	35,556,376
Cimarex Energy Co.	14,877	554,168
Clayton Williams Energy Inc.(a)	994	32,802
CNX Gas Corp.(a)	4,918	141,491
Comstock Resources Inc.(a)	7,852	242,156
Concho Resources Inc.(a)	4,075	60,351
ConocoPhillips	288,942	25,360,439
Contango Oil & Gas Co.(a)	2,326	84,201
Continental Resources Inc.(a)	5,181	93,983
Crosstex Energy Inc.	6,476	245,505
Delek US Holdings Inc.	2,070	51,916
Delta Petroleum Corp.(a)(b)	11,549	207,305
Denbury Resources Inc.(a)	21,512	961,371
Devon Energy Corp.	78,673	6,545,594
Diamond Offshore Drilling Inc.	12,085	1,369,110
Edge Petroleum Corp.(a)	5,022	64,482
Encore Acquisition Co.(a)	9,328	295,231
Energy Partners Ltd.(a)	4,984	73,165
ENSCO International Inc.	26,073	1,462,695
EOG Resources Inc.	43,192	3,124,077
EXCO Resources Inc.(a)	10,836	179,227
Exxon Mobil Corp.	995,762	92,167,728
Forest Oil Corp.(a)	13,890	597,826
Frontier Oil Corp.	19,404	807,983
FX Energy Inc.(a)	6,290	46,861
GeoGlobal Resources Inc.(a)(b)	5,688	20,477
GeoMet Inc.(a)	3,163	16,100
GlobalSantaFe Corp.	40,313	3,064,594
GMX Resources Inc.(a)	2,026	65,176
Goodrich Petroleum Corp.(a)(b)	2,728	86,478
Grey Wolf Inc.(a)	32,495	212,842
Gulfport Energy Corp.(a)	3,479	82,313
Harvest Natural Resources Inc.(a)	6,587	78,649
Helmerich & Payne Inc.	18,151	595,897
Hess Corp.	49,084	3,265,559
Holly Corp.	7,930	474,452

Marathon Oil Corp.	121,280	6,915,386
Mariner Energy Inc.(a)	15,688	324,898
McMoRan Exploration Co.(a)(b)	5,154	69,321
Meridian Resource Corp. (The)(a)	15,717	38,978
Murphy Oil Corp.	33,235	2,322,794
Nabors Industries Ltd.(a)	49,861	1,534,223
Newfield Exploration Co.(a)	23,069	1,111,003
Noble Corp.	47,461	2,327,962
Noble Energy Inc.	30,209	2,115,838
Occidental Petroleum Corp.	147,415	9,446,353
Oilsands Quest Inc.(a)(b)	21,676	96,025
Parallel Petroleum Corp.(a)	6,616	112,406
Parker Drilling Co.(a)	19,620	159,314
Patterson-UTI Energy Inc.	27,573	622,323
Penn Virginia Corp.	6,595	290,048
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	29,811	489,497
Petroleum Development Corp.(a)	2,610	115,754
PetroQuest Energy Inc.(a)	7,288	78,200
Pioneer Drilling Co.(a)	8,718	106,185
Pioneer Natural Resources Co.	21,945	987,086
Plains Exploration & Production Co.(a)	12,826	567,166
Pogo Producing Co.	10,291	546,555
Pride International Inc.(a)	29,447	1,076,288
Quicksilver Resources Inc.(a)	8,807	414,369
Range Resources Corp.	26,249	1,067,284
Rex Energy Corp.	1,698	13,669
Rosetta Resources Inc.(a)	8,934	163,850
Rowan Companies Inc.	19,695	720,443
Southwestern Energy Co.(a)	30,155	1,261,987
St. Mary Land & Exploration Co.	11,050	394,154
Stone Energy Corp.(a)	4,941	197,689
SulphCo Inc.(a)(b)	7,852	69,098
Sunoco Inc.	21,486	1,520,779
Swift Energy Co.(a)	5,243	214,544
Tesoro Corp.	24,219	1,114,558
Toreador Resources Corp.(a)	2,652	31,373
Transocean Inc.(a)	50,948	5,759,671
TXCO Resources Inc.(a)	5,912	52,972
Unit Corp.(a)	8,159	394,896
VAALCO Energy Inc.(a)	10,407	47,560
Valero Energy Corp.	97,068	6,521,028
Venoco Inc.(a)	2,749	47,145
W&T Offshore Inc.	4,916	119,852
Warren Resources Inc.(a)	10,308	129,262
Western Refining Inc.	4,787	194,256
Whiting Petroleum Corp.(a)	7,425	330,041
XTO Energy Inc.	65,167	4,029,927

		250,029,384
OIL & GAS SERVICES – 1.97%
Allis-Chalmers Energy Inc.(a)	4,447	84,226
Baker Hughes Inc.	56,677	5,121,900
Basic Energy Services Inc.(a)	7,162	150,545
BJ Services Co.	51,995	1,380,467
Cal Dive International Inc.(a)	3,918	58,770
Cameron International Corp.(a)	19,512	1,800,762
CARBO Ceramics Inc.	3,579	181,563
Complete Production Services Inc.(a)	7,517	153,948
Dawson Geophysical Co.(a)	1,339	103,786
Dresser-Rand Group Inc.(a)	15,101	644,964
Dril-Quip Inc.(a)	4,680	230,958
Exterran Holdings Inc.(a)	10,739	862,771
Flotek Industries Inc.(a)	3,212	141,810

FMC Technologies Inc.(a)	23,014	1,326,987
Geokinetics Inc.(a)	1,190	27,787
Global Industries Ltd.(a)	16,177	416,720
Grant Prideco Inc.(a)	22,595	1,231,879
Gulf Island Fabrication Inc.	1,874	71,943
Halliburton Co.	161,497	6,201,485
Helix Energy Solutions Group Inc.(a)	16,277	691,121
Hercules Offshore Inc.(a)	14,836	387,368
Horizon Offshore Inc.(a)	5,797	95,651
Hornbeck Offshore Services Inc.(a)	4,038	148,195
ION Geophysical Corp.(a)(b)	12,521	173,165
Lufkin Industries Inc.	2,640	145,253
MarkWest Hydrocarbon Inc.	1,108	64,408
Matrix Service Co.(a)	4,739	99,282
NATCO Group Inc. Class A(a)	3,178	164,462
National Oilwell Varco Inc.(a)	31,424	4,540,768
Newpark Resources Inc.(a)	15,820	84,795
Oceaneering International Inc.(a)	9,593	727,149
Oil States International Inc.(a)	8,644	417,505
RPC Inc.	5,681	80,727
Schlumberger Ltd.	208,358	21,877,590
SEACOR Holdings Inc.(a)	4,264	405,506
Smith International Inc.	35,394	2,527,132
Superior Energy Services Inc.(a)	14,183	502,646
Superior Offshore International Inc.(a)	1,768	19,890
Superior Well Services Inc.(a)	2,759	62,712
T-3 Energy Services Inc.(a)	972	41,446
Tetra Technologies Inc.(a)	12,756	269,662
Tidewater Inc.	10,004	628,651
Trico Marine Services Inc.(a)	2,095	62,431
Union Drilling Inc.(a)	2,402	35,021
Weatherford International Ltd.(a)	59,687	4,009,773
W-H Energy Services Inc.(a)	5,342	393,973
Willbros Group Inc.(a)	5,091	173,094

		59,022,647
PACKAGING & CONTAINERS – 0.21%
AEP Industries Inc.(a)	1,129	47,802
Ball Corp.	18,112	973,520
Bemis Co. Inc.	18,393	535,420
Chesapeake Corp.	3,510	29,695
Crown Holdings Inc.(a)	28,764	654,669
Graphic Packaging Corp.(a)	12,071	54,561
Greif Inc. Class A	5,815	352,854
Owens-Illinois Inc.(a)	27,467	1,138,507
Packaging Corp. of America	16,261	472,707
Pactiv Corp.(a)	22,911	656,629
Sealed Air Corp.	28,426	726,569
Silgan Holdings Inc.	4,381	235,479
Sonoco Products Co.	17,576	530,444

		6,408,856
PHARMACEUTICALS – 4.91%
Abbott Laboratories	272,325	14,602,067
Abraxis BioScience Inc.(a)	4,496	102,644
ACADIA Pharmaceuticals Inc.(a)	5,446	81,962
Adams Respiratory Therapeutics Inc.(a)(b)	6,274	241,800
Akorn Inc.(a)	9,692	72,593
Alexza Pharmaceuticals Inc.(a)	3,581	31,011
Alkermes Inc.(a)	17,681	325,330
Allergan Inc.	53,879	3,473,579
Allos Therapeutics Inc.(a)	7,335	34,841
Alnylam Pharmaceuticals Inc.(a)	5,694	186,592

Alpharma Inc. Class A(a)	7,634	163,062
Altus Pharmaceuticals Inc.(a)(b)	3,709	38,907
AmerisourceBergen Corp.	31,888	1,445,483
Amicus Therapeutics Inc.(a)	894	14,939
Amylin Pharmaceuticals Inc.(a)(b)	23,325	1,166,250
Animal Health International Inc.(a)	2,077	23,117
Array BioPharma Inc.(a)	8,272	92,895
Auxilium Pharmaceuticals Inc.(a)	5,602	118,090
Barr Pharmaceuticals Inc.(a)	19,450	1,106,900
Bentley Pharmaceuticals Inc.(a)	3,357	41,895
Biodel Inc.(a)	896	15,268
BioMarin Pharmaceutical Inc.(a)	16,833	419,142
Bionovo Inc.(a)(b)	7,900	30,415
Bradley Pharmaceuticals Inc.(a)	2,252	40,986
Bristol-Myers Squibb Co.	347,949	10,027,890
Cadence Pharmaceuticals Inc.(a)	2,852	39,928
Caraco Pharmaceutical Laboratories Ltd.(a)	1,739	26,520
Cardinal Health Inc.	64,386	4,026,057
Cephalon Inc.(a)	11,778	860,501
Cubist Pharmaceuticals Inc.(a)	9,746	205,933
CV Therapeutics Inc.(a)(b)	10,457	93,904
Cypress Bioscience Inc.(a)	6,632	90,792
Cytrx Corp.(a)(b)	15,315	52,990
Dendreon Corp.(a)(b)	14,662	112,751
Discovery Laboratories Inc.(a)	14,868	39,995
DURECT Corp.(a)	12,200	66,856
Emergent BioSolutions Inc.(a)	1,042	9,253
Endo Pharmaceuticals Holdings Inc.(a)	23,533	729,758
Express Scripts Inc.(a)	38,888	2,170,728
Forest Laboratories Inc.(a)	56,484	2,106,288
Gilead Sciences Inc.(a)	165,110	6,748,046
HealthExtras Inc.(a)	5,436	151,284
Herbalife Ltd.	8,911	405,094
Hospira Inc.(a)	27,776	1,151,315
Idenix Pharmaceuticals Inc.(a)(b)	4,397	12,707
I-Flow Corp.(a)	3,622	67,333
ImClone Systems Inc.(a)	10,573	437,088
Indevus Pharmaceuticals Inc.(a)	10,706	73,978
Isis Pharmaceuticals Inc.(a)	14,530	217,514
Javelin Pharmaceuticals Inc.(a)	7,474	37,519
Jazz Pharmaceuticals Inc.(a)	1,059	11,861
King Pharmaceuticals Inc.(a)	42,867	502,401
K-V Pharmaceutical Co. Class A(a)	6,225	178,035
Ligand Pharmaceuticals Inc. Class B	15,872	84,756
Lilly (Eli) and Co.	175,635	9,998,901
Mannatech Inc.(b)	2,753	22,299
MannKind Corp.(a)(b)	7,321	70,867
Medarex Inc.(a)	22,123	313,262
Medco Health Solutions Inc.(a)	49,562	4,479,909
Medicines Co. (The)(a)	9,114	162,320
Medicis Pharmaceutical Corp. Class A	9,842	300,279
Merck & Co. Inc.	383,149	19,804,972
MGI PHARMA INC.(a)	14,008	389,142
Mylan Laboratories Inc.	43,760	698,410
Nabi Biopharmaceuticals(a)	10,649	43,235
Nastech Pharmaceutical Co. Inc.(a)(b)	4,459	59,349
NBTY Inc.(a)	9,740	395,444
Neurocrine Biosciences Inc.(a)	6,670	66,700
Neurogen Corp.(a)	5,573	24,744
Noven Pharmaceuticals Inc.(a)	4,389	69,917
Obagi Medical Products Inc.(a)	959	17,713
Omnicare Inc.	21,391	708,684
Onyx Pharmaceuticals Inc.(a)	9,615	418,445

OSI Pharmaceuticals Inc.(a)	10,134	344,455
Osiris Therapeutics Inc.(a)(b)	2,261	29,122
Pain Therapeutics Inc.(a)(b)	6,343	59,307
Par Pharmaceutical Companies Inc.(a)	6,333	117,540
Penwest Pharmaceuticals Co.(a)(b)	4,096	45,097
Perrigo Co.	13,506	288,353
PetMed Express Inc.(a)	3,772	52,846
Pfizer Inc.	1,240,736	30,311,180
PharMerica Corp.(a)(b)	4,729	70,557
Pharmion Corp.(a)	4,561	210,445
Poniard Pharmaceuticals Inc.(a)	4,089	23,185
POZEN Inc.(a)	4,458	49,305
Progenics Pharmaceuticals Inc.(a)	4,081	90,231
Rigel Pharmaceuticals Inc.(a)	5,301	49,988
Salix Pharmaceuticals Ltd.(a)(b)	8,302	103,111
Santarus Inc.(a)	8,931	23,667
Schering-Plough Corp.	263,326	8,329,001
Sciele Pharma Inc.(a)(b)	6,206	161,480
Sepracor Inc.(a)	18,733	515,158
Sirtris Pharmaceuticals Inc.(a)(b)	1,043	17,814
Somaxon Pharmaceuticals Inc.(a)	1,767	17,970
Sucampo Pharmaceuticals Inc.	762	8,192
Synta Pharmaceuticals Corp.(a)	895	5,907
Synutra International Inc.(a)(b)	771	23,014
Tiens Biotech Group (USA) Inc.(a)(b)	610	2,044
Trubion Pharmaceuticals Inc.(a)(b)	1,539	18,668
United Therapeutics Corp.(a)	3,673	244,401
USANA Health Sciences Inc.(a)(b)	1,492	65,275
Valeant Pharmaceuticals International(a)	16,686	258,299
Vanda Pharmaceuticals Inc.(a)	4,667	64,918
VCA Antech Inc.(a)	14,764	616,397
ViroPharma Inc.(a)	12,274	109,239
VIVUS Inc.(a)	10,266	50,919
Warner Chilcott Ltd. Class A(a)	16,000	284,320
Watson Pharmaceuticals Inc.(a)	18,051	584,852
Wyeth	237,819	10,594,836
XenoPort Inc.(a)	3,767	177,237
Zymogenetics Inc.(a)	6,841	89,275

		146,761,040
PIPELINES – 0.43%
El Paso Corp.	123,774	2,100,445
Equitable Resources Inc.	21,542	1,117,384
National Fuel Gas Co.	14,889	696,954
ONEOK Inc.	18,425	873,345
Questar Corp.	30,515	1,602,953
Spectra Energy Corp.	111,748	2,735,591
Williams Companies Inc. (The)	106,034	3,611,518

		12,738,190
REAL ESTATE – 0.11%
Avatar Holdings Inc.(a)(b)	1,053	52,576
CB Richard Ellis Group Inc. Class A(a)	34,726	966,772
Consolidated-Tomoka Land Co.	1,053	70,772
Forest City Enterprises Inc. Class A	12,833	707,868
Grubb & Ellis Co.(a)	2,783	25,882
HFF Inc. Class A(a)	2,904	34,470
Hilltop Holdings Inc.(a)	8,353	98,064
Jones Lang LaSalle Inc.	6,531	671,126
Meruelo Maddux Properties Inc.(a)	8,033	47,475
Resource Capital Corp.	3,856	43,419
St. Joe Co. (The)(b)	13,087	439,854
Stratus Properties Inc.(a)(b)	884	31,232

Tarragon Corp.(a)(b)	2,420	6,340
Thomas Properties Group Inc.	4,182	50,184

		3,246,034
REAL ESTATE INVESTMENT TRUSTS – 2.00%
Acadia Realty Trust	5,665	153,691
Agree Realty Corp.	1,363	42,716
Alesco Financial Inc.	11,640	57,269
Alexander’s Inc.(a)	362	139,551
Alexandria Real Estate Equities Inc.	5,273	507,579
AMB Property Corp.	17,696	1,058,398
American Campus Communities Inc.	4,073	119,298
American Financial Realty Trust	22,890	184,265
Annaly Capital Management Inc.	55,673	886,871
Anthracite Capital Inc.	11,428	103,995
Anworth Mortgage Asset Corp.	8,010	43,174
Apartment Investment and Management Co. Class A	17,319	781,606
Arbor Realty Trust Inc.	2,496	47,149
Archstone-Smith Trust	39,361	2,367,171
Ashford Hospitality Trust Inc.	18,645	187,382
Associated Estates Realty Corp.	2,845	37,099
AvalonBay Communities Inc.	14,101	1,664,764
BioMed Realty Trust Inc.	11,505	277,271
Boston Properties Inc.	18,093	1,879,863
Brandywine Realty Trust	15,328	387,952
BRE Properties Inc. Class A	8,919	498,840
BRT Realty Trust	1,225	21,242
Camden Property Trust	10,132	650,981
Capital Trust Inc. Class A	2,357	83,674
CapitalSource Inc.	22,071	446,717
CapLease Inc.	7,662	78,536
CBL & Associates Properties Inc.	11,539	404,442
CBRE Realty Finance Inc.	5,074	29,937
Cedar Shopping Centers Inc.	7,791	106,113
Colonial Properties Trust	8,174	280,368
Corporate Office Properties Trust	6,866	285,832
Cousins Properties Inc.	7,173	210,599
Crystal River Capital Inc.	4,448	74,771
DCT Industrial Trust Inc.	29,562	309,514
Deerfield Triarc Capital Corp.	9,113	82,473
Developers Diversified Realty Corp.	22,122	1,235,956
DiamondRock Hospitality Co.	16,645	289,789
Digital Realty Trust Inc.	9,358	368,612
Douglas Emmett Inc.	18,187	449,765
Duke Realty Corp.	24,338	822,868
EastGroup Properties Inc.	4,183	189,323
Education Realty Trust Inc.	4,930	66,555
Entertainment Properties Trust	4,681	237,795
Equity Inns Inc.	9,690	218,800
Equity Lifestyle Properties Inc.	3,551	183,942
Equity One Inc.	6,420	174,624
Equity Residential	51,520	2,182,387
Essex Property Trust Inc.	4,309	506,609
Extra Space Storage Inc.	11,301	173,922
Federal Realty Investment Trust	10,012	887,063
FelCor Lodging Trust Inc.	10,976	218,752
First Industrial Realty Trust Inc.	7,968	309,716
First Potomac Realty Trust	4,270	93,086
Franklin Street Properties Corp.	10,484	180,849
General Growth Properties Inc.	38,264	2,051,716

Getty Realty Corp.	3,092	84,102
Glimcher Realty Trust	6,504	152,844

GMH Communities Trust	5,532	42,873
Gramercy Capital Corp.	3,275	82,432
HCP Inc.	36,507	1,210,937
Health Care REIT Inc.	14,149	625,952
Healthcare Realty Trust Inc.	8,428	224,690
Hersha Hospitality Trust	7,118	70,468
Highwoods Properties Inc.	9,986	366,187
Home Properties Inc.	5,825	303,949
Hospitality Properties Trust	16,518	671,457
Host Hotels & Resorts Inc.	92,152	2,067,891
HRPT Properties Trust	37,254	368,442
Impac Mortgage Holdings Inc.(b)	13,361	20,576
Inland Real Estate Corp.	10,215	158,230
Investors Real Estate Trust	8,531	92,135
iStar Financial Inc.	22,771	773,986
JER Investors Trust Inc.	4,535	56,461
Kilroy Realty Corp.	5,801	351,715
Kimco Realty Corp.	37,967	1,716,488
Kite Realty Group Trust	3,687	69,316
LaSalle Hotel Properties	7,070	297,506
Lexington Realty Trust	11,640	232,916
Liberty Property Trust	16,158	649,713
LTC Properties Inc.	4,166	98,609
Luminent Mortgage Capital Inc.(b)	8,238	13,757
Macerich Co. (The)	12,724	1,114,368
Mack-Cali Realty Corp.	11,920	489,912
Maguire Properties Inc.	6,570	169,703
Medical Properties Trust Inc.	8,708	115,991
MFA Mortgage Investments Inc.	14,271	114,882
Mid-America Apartment Communities Inc.	4,454	222,032
Mission West Properties Inc.	3,457	42,003
National Health Investors Inc.	4,095	126,576
National Retail Properties Inc.	11,746	286,367
Nationwide Health Properties Inc.	15,696	472,920
Newcastle Investment Corp.(b)	7,289	128,432
NorthStar Realty Finance Corp.	10,779	107,035
NovaStar Financial Inc.(b)	1,675	14,857
Omega Healthcare Investors Inc.	11,842	183,906
Parkway Properties Inc.(b)	2,799	123,548
Pennsylvania Real Estate Investment Trust	5,666	220,634
Post Properties Inc.	7,688	297,526
ProLogis	45,403	3,012,489
PS Business Parks Inc.	2,804	159,407
Public Storage	22,109	1,738,873
Quadra Realty Trust Inc.	2,946	28,075
RAIT Financial Trust(b)	11,150	91,765
Ramco-Gershenson Properties Trust	3,257	101,749
Realty Income Corp.	17,770	496,672
Redwood Trust Inc.(b)	3,765	125,073
Regency Centers Corp.	12,358	948,477
Republic Property Trust	4,574	67,101
Saul Centers Inc.	1,873	96,460
Senior Housing Properties Trust	14,689	324,039
Simon Property Group Inc.	38,934	3,893,400
SL Green Realty Corp.	10,534	1,230,055
Sovran Self Storage Inc.	3,636	166,674
Strategic Hotels & Resorts Inc.	13,085	269,420
Sun Communities Inc.	2,822	84,886
Sunstone Hotel Investors Inc.	10,989	281,758
Tanger Factory Outlet Centers Inc.	5,505	223,448
Taubman Centers Inc.	9,418	515,636
Thornburg Mortgage Inc.(b)	21,259	273,178
UDR Inc.	23,897	581,175

Universal Health Realty Income Trust	2,076	73,760
Urstadt Biddle Properties Inc. Class A	3,769	58,306
U-Store-It Trust	8,145	107,514
Ventas Inc.	23,657	979,400
Vornado Realty Trust	23,633	2,584,269
Washington Real Estate Investment Trust	7,902	262,188
Weingarten Realty Investors	13,521	560,581
Winthrop Realty Trust Inc.	8,897	59,877

		59,763,261
RETAIL – 5.02%
Abercrombie & Fitch Co. Class A	15,567	1,256,257
AC Moore Arts & Crafts Inc.(a)	3,569	56,247
Advance Auto Parts Inc.	18,965	636,465
Aeropostale Inc.(a)	13,658	260,321
AFC Enterprises Inc.(a)	5,139	77,342
American Eagle Outfitters Inc.	32,673	859,627
AnnTaylor Stores Corp.(a)	11,551	365,820
Applebee’s International Inc.	13,142	326,973
Asbury Automotive Group Inc.	4,486	88,868
AutoNation Inc.(a)	27,657	490,082
AutoZone Inc.(a)	8,238	956,761
Barnes & Noble Inc.	9,064	319,597
Bebe Stores Inc.	4,436	64,899
Bed Bath & Beyond Inc.(a)	49,039	1,673,211
Best Buy Co. Inc.	69,953	3,219,237
Big 5 Sporting Goods Corp.	3,984	74,501
Big Lots Inc.(a)(b)	19,001	566,990
BJ’s Restaurants Inc.(a)(b)	3,011	63,382
BJ’s Wholesale Club Inc.(a)	11,479	380,644
Blockbuster Inc. Class A(a)(b)	33,749	181,232
Bob Evans Farms Inc.	6,305	190,285
Bon-Ton Stores Inc. (The)	1,783	40,510
Books-A-Million Inc.	2,602	34,424
Borders Group Inc.	10,305	137,366
Brinker International Inc.	18,710	513,402
Brown Shoe Co. Inc.	7,757	150,486
Buckle Inc. (The)	2,450	92,953
Buffalo Wild Wings Inc.(a)	2,692	101,542
Build-A-Bear Workshop Inc.(a)	2,760	49,018
Burger King Holdings Inc.	11,193	285,310
Cabela’s Inc. Class A(a)(b)	6,838	161,719
Cache Inc.(a)	2,176	38,842
California Pizza Kitchen Inc.(a)	5,133	90,187
CarMax Inc.(a)	38,411	780,896
Carrols Restaurant Group Inc.(a)	1,729	19,365
Casey’s General Store Inc.	8,887	246,170
Cash America International Inc.	5,205	195,708
Casual Male Retail Group Inc.(a)	6,368	57,057
Cato Corp. Class A	5,240	107,106
CBRL Group Inc.	4,352	177,562
CEC Entertainment Inc.(a)	5,053	135,774
Charlotte Russe Holding Inc.(a)	4,402	64,445
Charming Shoppes Inc.(a)	21,758	182,767
Cheesecake Factory Inc. (The)(a)(b)	12,633	296,497
Chico’s FAS Inc.(a)	30,969	435,114
Children’s Place Retail Stores Inc. (The)(a)	3,946	95,809
Chipotle Mexican Grill Inc. Class B(a)	5,813	621,991
Christopher & Banks Corp.	6,384	77,374
Circuit City Stores Inc.	30,018	237,442
Citi Trends Inc.(a)(b)	2,417	52,594
CKE Restaurants Inc.	10,292	166,833
Coldwater Creek Inc.(a)	10,852	117,853

Collective Brands Inc.(a)	11,472	253,072
Conn’s Inc.(a)(b)	2,150	51,364
Copart Inc.(a)	12,005	412,852
Costco Wholesale Corp.	79,022	4,849,580
CSK Auto Corp.(a)	7,747	82,506
CVS Caremark Corp.	261,033	10,344,738
Darden Restaurants Inc.	25,100	1,050,686
Deb Shops Inc.	900	24,201
Denny’s Corp.(a)	16,482	65,928
Dick’s Sporting Goods Inc.(a)	7,157	480,593
Dillard’s Inc. Class A	10,754	234,760
Dollar Tree Stores Inc.(a)	17,156	695,504
Domino’s Pizza Inc.	7,720	128,075
Dress Barn Inc.(a)	8,279	140,826
DSW Inc. Class A(a)(b)	2,859	71,961
Eddie Bauer Holdings Inc.(a)	5,349	46,001
EZCORP Inc.(a)	6,491	87,304
Family Dollar Stores Inc.	26,576	705,859
Finish Line Inc. (The) Class A	7,475	32,442
First Cash Financial Services Inc.(a)	4,607	107,896
Foot Locker Inc.	27,307	418,616
Fred’s Inc.	7,064	74,384
GameStop Corp. Class A(a)	27,879	1,570,982
Gander Mountain Co.(a)(b)	914	4,945
Gap Inc. (The)	105,986	1,954,382
Genesco Inc.(a)	3,997	184,382
Group 1 Automotive Inc.	4,283	143,780
Guitar Center Inc.(a)	5,177	306,996
Haverty Furniture Companies Inc.	3,491	30,616
hhgregg Inc.(a)	1,658	17,409
Hibbett Sports Inc.(a)	5,567	138,062
Home Depot Inc.	298,820	9,693,721
Hot Topic Inc.(a)	7,802	58,203
IHOP Corp.	3,188	201,896
Insight Enterprises Inc.(a)	8,528	220,108
J. Crew Group Inc.(a)	6,853	284,400
Jack in the Box Inc.(a)	5,510	357,268
Jamba Inc.(a)	9,198	64,662
Jo-Ann Stores Inc.(a)	4,438	93,642
Jos. A. Bank Clothiers Inc.(a)(b)	3,163	105,707
Kenneth Cole Productions Inc. Class A	1,725	33,413
Kohl’s Corp.(a)	56,851	3,259,268
Krispy Kreme Doughnuts Inc.(a)(b)	11,353	45,412
Landry’s Restaurants Inc.	2,668	70,595
Limited Brands Inc.	56,420	1,291,454
Lithia Motors Inc. Class A	2,796	47,700
Longs Drug Stores Corp.	5,963	296,182
Lowe’s Companies Inc.	266,216	7,459,372
lululemon athletica inc.(a)	3,222	135,421
Macy’s Inc.	76,987	2,488,220
MarineMax Inc.(a)	2,885	42,006
McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,564	48,280
McDonald’s Corp.	211,073	11,497,146
Men’s Wearhouse Inc. (The)	9,532	481,557
Morton’s Restaurant Group Inc.(a)	1,857	29,526
Movado Group Inc.	3,076	98,186
MSC Industrial Direct Co. Inc. Class A	8,093	409,425
New York & Co. Inc.(a)	3,808	23,229
99 Cents Only Stores(a)	8,250	84,728
Nordstrom Inc.	43,229	2,027,008
Nu Skin Enterprises Inc. Class A	8,845	142,935
O’Charley’s Inc.	4,212	63,854

Office Depot Inc.(a)	48,400	998,008
OfficeMax Inc.	13,292	455,517
O’Reilly Automotive Inc.(a)	20,090	671,207
P.F. Chang’s China Bistro Inc.(a)(b)	4,517	133,703
Pacific Sunwear of California Inc.(a)	12,354	182,839
Panera Bread Co. Class A(a)	5,010	204,408
Pantry Inc. (The)(a)	4,020	103,033
Papa John’s International Inc.(a)	3,760	91,894
PC Connection Inc.(a)	1,656	20,700
Penney (J.C.) Co. Inc.	39,859	2,525,865
Penske Automotive Group Inc.	9,892	200,214
Pep Boys - Manny, Moe & Jack (The)	7,400	103,822
PetSmart Inc.	24,158	770,640
Pier 1 Imports Inc.(a)	15,517	73,395
PriceSmart Inc.	2,405	56,758
RadioShack Corp.	23,838	492,493
Rare Hospitality International Inc.(a)	5,365	204,460
Red Robin Gourmet Burgers Inc.(a)(b)	2,945	126,341
Regis Corp.	7,841	250,206
Retail Ventures Inc.(a)	4,870	50,697
Rite Aid Corp.(a)	119,797	553,462
Ross Stores Inc.	24,425	626,257
Ruby Tuesday Inc.	9,551	175,165
Rush Enterprises Inc. Class A(a)	3,877	98,282
Ruth’s Chris Steak House Inc.(a)	3,339	47,581
Saks Inc.	24,786	425,080
Sally Beauty Co. Inc.(a)	16,466	139,138
School Specialty Inc.(a)	3,772	130,624
Sears Holdings Corp.(a)(b)	13,279	1,689,089
Select Comfort Corp.(a)(b)	8,655	120,737
Shoe Carnival Inc.(a)	1,684	26,574
Sonic Automotive Inc.	5,451	130,497
Sonic Corp.(a)	11,750	274,950
Stage Stores Inc.	7,644	139,350
Staples Inc.	126,399	2,716,315
Starbucks Corp.(a)	131,093	3,434,637
Steak n Shake Co. (The)(a)	5,021	75,365
Stein Mart Inc.	4,772	36,315
Syms Corp.	1,196	17,952
Systemax Inc.(b)	1,853	37,875
Talbots Inc. (The)(b)	4,074	73,332
Target Corp.	151,220	9,613,055
Texas Roadhouse Inc. Class A(a)	9,242	108,131
Tiffany & Co.	24,149	1,264,200
Tim Hortons Inc.	33,601	1,170,995
TJX Companies Inc. (The)	80,254	2,332,984
Tractor Supply Co.(a)	6,068	279,674
Triarc Companies Inc. Class B	11,087	138,698
Tuesday Morning Corp.	5,263	47,314
Tween Brands Inc.(a)	5,391	177,040
Under Armour Inc. Class A(a)(b)	4,374	261,653
Urban Outfitters Inc.(a)	19,925	434,365
Walgreen Co.	176,348	8,330,680
Wal-Mart Stores Inc.	426,274	18,606,860
Wendy’s International Inc.	15,319	534,786
West Marine Inc.(a)(b)	2,586	29,868
Wet Seal Inc. Class A(a)	14,818	57,346
Williams-Sonoma Inc.	16,265	530,564
World Fuel Services Corp.	5,037	205,560
Yum! Brands Inc.	92,757	3,137,969
Zale Corp.(a)(b)	8,594	198,865
Zumiez Inc.(a)	3,086	136,926

		150,020,393

SAVINGS & LOANS – 0.48%
Abington Bancorp Inc.	1,830	17,843
Anchor BanCorp Wisconsin Inc.	3,446	93,042
Astoria Financial Corp.	15,315	406,307
BankAtlantic Bancorp Inc. Class A	7,854	68,094
BankFinancial Corp.	4,074	64,451
BankUnited Financial Corp. Class A	5,628	87,459
Beneficial Mutual Bancorp. Inc.(a)	6,442	62,810
Berkshire Hills Bancorp Inc.	1,567	47,370
Brookline Bancorp Inc.	11,103	128,684
Capitol Federal Financial	3,849	131,636
Clifton Savings Bancorp Inc.	2,103	24,878
Dime Community Bancshares Inc.	4,550	68,114
Downey Financial Corp.(b)	3,764	217,559
First Financial Holdings Inc.	2,103	65,782
First Niagara Financial Group Inc.	18,931	267,874
First Place Financial Corp.	3,089	54,675
FirstFed Financial Corp.(a)(b)	2,658	131,704
Flagstar Bancorp Inc.	7,792	75,816
Flushing Financial Corp.	3,764	63,235
Franklin Bank Corp.(a)	5,020	46,184
Hudson City Bancorp Inc.	96,432	1,483,124
Investors Bancorp Inc.(a)	8,987	127,256
Kearny Financial Corp.	3,712	47,476
KNBT Bancorp Inc.	4,857	80,335
NASB Financial Inc.	662	23,766
New York Community Bancorp Inc.	55,652	1,060,171
NewAlliance Bancshares Inc.	19,965	293,086
Northwest Bancorp Inc.	3,211	91,385
Oritani Financial Corp.(a)	2,146	33,993
Partners Trust Financial Group Inc.	7,679	93,453
People’s United Financial Inc.	38,142	659,094
PFF Bancorp Inc.	4,233	64,934
Provident Financial Services Inc.	11,599	189,876
Provident New York Bancorp	7,452	97,696
Rockville Financial Inc.	1,578	22,502
Roma Financial Corp.	1,765	30,182
Sovereign Bancorp Inc.	75,949	1,294,171
TFS Financial Corp.(a)	18,535	239,843
TierOne Corp.	3,158	83,592
United Community Financial Corp.	4,712	34,021
ViewPoint Financial Group	2,041	37,718
Washington Federal Inc.	15,334	402,671
Washington Mutual Inc.	155,892	5,504,547
Wauwatosa Holdings Inc.(a)	1,670	27,138
Westfield Financial Inc.	1,802	17,497
WSFS Financial Corp.	1,086	67,766

		14,230,810
SEMICONDUCTORS – 2.79%
Actel Corp.(a)	4,567	49,004
Advanced Analogic Technologies Inc.(a)	6,702	71,309
Advanced Micro Devices Inc.(a)(b)	97,970	1,293,204
Altera Corp.	62,817	1,512,633
AMIS Holdings Inc.(a)	11,767	114,258
Amkor Technology Inc.(a)	18,395	211,910
ANADIGICS Inc.(a)	10,359	187,291
Analog Devices Inc.	57,776	2,089,180
Applied Materials Inc.	244,349	5,058,024
Applied Micro Circuits Corp.(a)	49,809	157,396
Asyst Technologies Inc.(a)	8,643	45,721
Atmel Corp.(a)	85,973	443,621

ATMI Inc.(a)	6,065	180,434
AuthenTec Inc.(a)	1,372	13,720
Axcelis Technologies Inc.(a)	17,887	91,403
Broadcom Corp. Class A(a)	82,850	3,019,054
Brooks Automation Inc.(a)	12,625	179,780
Cabot Microelectronics Corp.(a)	4,191	179,165
Cavium Networks Inc.(a)	1,173	38,123
Cirrus Logic Inc.(a)	15,491	99,142
Cohu Inc.	3,991	74,831
Conexant Systems Inc.(a)	86,234	103,481
Credence Systems Corp.(a)	17,794	54,983
Cree Inc.(a)(b)	14,805	460,436
Cypress Semiconductor Corp.(a)	26,588	776,635
Diodes Inc.(a)	5,235	168,044
DSP Group Inc.(a)	5,029	79,609
Emulex Corp.(a)	15,011	287,761
Entegris Inc.(a)	20,908	181,481
Exar Corp.(a)	7,734	101,006
Fairchild Semiconductor International Inc. Class A(a)	21,756	406,402
FormFactor Inc.(a)	8,418	373,507
Genesis Microchip Inc.(a)	6,491	50,889
Hittite Microwave Corp.(a)	2,891	127,638
Integrated Device Technology Inc.(a)	34,788	538,518
Intel Corp.	1,027,137	26,561,763
International Rectifier Corp.(a)	12,738	420,227
Intersil Corp. Class A	24,063	804,426
IPG Photonics Corp.(a)	1,745	34,307
IXYS Corp.(a)	4,536	47,310
KLA-Tencor Corp.	33,843	1,887,763
Kulicke and Soffa Industries Inc.(a)	10,165	86,199
Lam Research Corp.(a)	21,879	1,165,276
Lattice Semiconductor Corp.(a)	20,164	90,536
Linear Technology Corp.	39,296	1,374,967
LSI Corp.(a)	126,999	942,333
LTX Corp.(a)	10,926	39,006
Marvell Technology Group Ltd.(a)	83,594	1,368,434
Mattson Technology Inc.(a)	9,244	79,961
Maxim Integrated Products Inc.	56,700	1,664,145
MEMC Electronic Materials Inc.(a)	39,602	2,330,974
Micrel Inc.	9,784	105,667
Microchip Technology Inc.	38,700	1,405,584
Micron Technology Inc.(a)(b)	133,870	1,485,957
Microsemi Corp.(a)	13,396	373,480
Microtune Inc.(a)	9,416	56,684
MIPS Technologies Inc. Class A(a)	7,638	60,340
MKS Instruments Inc.(a)	8,899	169,259
Monolithic Power Systems Inc.(a)	4,177	106,096
National Semiconductor Corp.	47,825	1,297,014
NetLogic Microsystems Inc.(a)	2,908	105,008
Novellus Systems Inc.(a)	22,201	605,199
NVIDIA Corp.(a)	96,245	3,487,919
OmniVision Technologies Inc.(a)(b)	9,668	219,754
ON Semiconductor Corp.(a)	42,667	535,898
Pericom Semiconductor Corp.(a)	4,560	53,443
Photronics Inc.(a)	7,339	83,738
PLX Technology Inc.(a)	5,062	54,670
PMC-Sierra Inc.(a)	37,581	315,305
QLogic Corp.(a)	26,980	362,881
Rambus Inc.(a)	18,046	344,859
Rudolph Technologies Inc.(a)	5,133	70,989
Semitool Inc.(a)	3,884	37,675
Semtech Corp.(a)	11,325	231,936

Silicon Image Inc.(a)	15,415	79,387
Silicon Laboratories Inc.(a)	9,638	402,483
SiRF Technology Holdings Inc.(a)(b)	9,298	198,512
Skyworks Solutions Inc.(a)	28,131	254,304
Spansion Inc. Class A(a)	15,832	133,780
Standard Microsystems Corp.(a)	4,017	154,333
Supertex Inc.(a)	2,003	79,880
Syntax-Brillian Corp.(a)(b)	10,077	41,013
Techwell Inc.(a)	2,623	27,856
Teradyne Inc.(a)	33,361	460,382
Tessera Technologies Inc.(a)	8,446	316,725
Texas Instruments Inc.	253,477	9,274,723
TriQuint Semiconductor Inc.(a)	24,461	120,104
Ultra Clean Holdings Inc.(a)	3,332	48,980
Ultratech Inc.(a)(b)	4,085	56,618
Varian Semiconductor Equipment Associates Inc.(a)	13,956	746,925
Veeco Instruments Inc.(a)	5,481	106,222
Volterra Semiconductor Corp.(a)(b)	3,711	45,571
Xilinx Inc.	52,781	1,379,695
Zoran Corp.(a)	8,712	175,982

		83,390,050
SOFTWARE – 3.56%
ACI Worldwide Inc.(a)	6,514	145,588
Activision Inc.(a)	50,287	1,085,696
Actuate Corp.(a)	10,630	68,564
Acxiom Corp.	11,167	220,995
Adobe Systems Inc.(a)	103,861	4,534,571
Advent Software Inc.(a)	3,213	150,915
Allscripts Healthcare Solutions Inc.(a)(b)	9,749	263,515
American Reprographics Co.(a)	5,216	97,644
ANSYS Inc.(a)	13,634	465,874
Aspen Technology Inc.(a)	15,477	221,631
Autodesk Inc.(a)	40,809	2,039,226
Automatic Data Processing Inc.	97,890	4,496,088
Avid Technology Inc.(a)	7,244	196,168
BEA Systems Inc.(a)	69,733	967,197
Blackbaud Inc.	7,747	195,534
Blackboard Inc.(a)	5,042	231,125
BladeLogic Inc.(a)	1,025	26,281
BMC Software Inc.(a)	35,609	1,112,069
Borland Software Corp.(a)	12,772	55,558
Bottomline Technologies Inc.(a)	3,789	47,476
Broadridge Financial Solutions Inc.	24,478	463,858
CA Inc.	72,795	1,872,287
Cerner Corp.(a)	11,563	691,583
Citrix Systems Inc.(a)	32,041	1,291,893
CommVault Systems Inc.(a)	6,248	115,713
Computer Programs and Systems Inc.	1,614	42,545
Compuware Corp.(a)	52,945	424,619
Concur Technologies Inc.(a)	6,627	208,883
CSG Systems International Inc.(a)	7,639	162,329
Digi International Inc.(a)	4,388	62,485
DivX Inc.(a)	4,084	60,729
Double-Take Software Inc.(a)	1,484	28,359
Dun & Bradstreet Corp. (The)	10,537	1,039,054
Eclipsys Corp.(a)	8,022	187,073
Electronic Arts Inc.(a)	55,082	3,084,041
Epicor Software Corp.(a)	10,217	140,688
EPIQ Systems Inc.(a)	4,543	85,499
Fair Isaac Corp.	10,077	363,880
FalconStor Software Inc.(a)	5,641	67,974

Fidelity National Information Services Inc.	34,032	1,510,000
Fiserv Inc.(a)	29,810	1,516,137
Global Payments Inc.	14,185	627,261
Glu Mobile Inc.(a)	1,298	11,773
Guidance Software Inc.(a)	570	7,222
IMS Health Inc.	34,559	1,058,888
Informatica Corp.(a)	15,368	241,278
infoUSA Inc.	5,737	53,297
InnerWorkings Inc.(a)(b)	4,099	70,626
InPhonic Inc.(a)(b)	4,369	12,015
Interactive Intelligence Inc.(a)	2,310	43,890
Intuit Inc.(a)	59,583	1,805,365
INVESTools Inc.(a)	9,147	110,587
JDA Software Group Inc.(a)	4,496	92,887
Lawson Software Inc.(a)	21,863	218,849
ManTech International Corp. Class A(a)	3,436	123,627
MasterCard Inc. Class A	14,122	2,089,632
Microsoft Corp.	1,451,111	42,749,730
MicroStrategy Inc. Class A(a)	1,733	137,496
Midway Games Inc.(a)(b)	4,064	17,719
MoneyGram International Inc.	14,650	330,944
Monotype Imaging Holdings Inc.	1,945	24,468
MSC Software Corp.(a)	7,733	105,323
NAVTEQ Corp.(a)	17,333	1,351,454
Novell Inc.(a)	60,950	465,658
Nuance Communications Inc.(a)	23,172	447,451
Omnicell Inc.(a)	5,898	168,329
Omniture Inc.(a)	5,759	174,613
OpenTV Corp.(a)	16,483	24,395
Oracle Corp.(a)	681,649	14,757,701
Packeteer Inc.(a)	6,341	48,192
Parametric Technology Corp.(a)	20,181	351,553
Paychex Inc.	60,051	2,462,091
PDF Solutions Inc.(a)	3,988	39,401
Pegasystems Inc.	2,410	28,679
Phase Forward Inc.(a)	7,212	144,312
Progress Software Corp.(a)	7,193	217,948
PROS Holdings Inc.(a)	1,385	16,717
QAD Inc.	2,527	21,884
Quality Systems Inc.	3,013	110,366
Quest Software Inc.(a)	11,978	205,542
Red Hat Inc.(a)	33,964	674,865
Renaissance Learning Inc.(b)	1,507	18,220
Salesforce.com Inc.(a)	16,895	867,051
Schawk Inc.	2,579	58,208
SeaChange International Inc.(a)	5,159	35,700
SEI Investments Co.	23,050	628,804
Smith Micro Software Inc.(a)	5,193	83,400
Solera Holdings Inc.(a)	4,605	82,844
SourceForge Inc.(a)	11,867	29,074
SPSS Inc.(a)	3,222	132,553
Sybase Inc.(a)	16,038	370,959
Synchronoss Technologies Inc.(a)	3,227	135,728
SYNNEX Corp.(a)	2,875	59,110
Take-Two Interactive Software Inc.(a)(b)	12,816	218,897
Taleo Corp. Class A(a)	2,919	74,172
THQ Inc.(a)	11,781	294,289
Total System Services Inc.	6,542	181,737
Trident Microsystems Inc.(a)	10,028	159,345
Ultimate Software Group Inc.(a)	4,358	152,094
Unica Corp.(a)	1,673	18,788
VeriFone Holdings Inc.(a)	10,930	484,527
Visual Sciences Inc.(a)	3,602	52,013

VMware Inc. Class A(a)	6,718	571,030
Wind River Systems Inc.(a)	13,140	154,658

		106,548,573
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	6,327	152,860

		152,860
TELECOMMUNICATIONS – 6.24%
Acme Packet Inc.(a)	3,869	59,660
Adaptec Inc.(a)	20,788	79,410
ADC Telecommunications Inc.(a)	20,636	404,672
ADTRAN Inc.	10,368	238,775
Airvana Inc.(a)	1,504	9,099
Alaska Communications Systems Group Inc.	7,513	108,563
Alltel Corp.	60,796	4,236,265
Amdocs Ltd.(a)	35,011	1,302,059
American Tower Corp. Class A(a)	73,798	3,213,165
Anaren Inc.(a)	3,038	42,836
Andrew Corp.(a)	27,395	379,421
Anixter International Inc.(a)	5,430	447,704
Arris Group Inc.(a)	19,179	236,861
Aruba Networks Inc.(a)(b)	1,403	28,060
AT&T Inc.	1,089,979	46,117,011
Atheros Communications Inc.(a)	9,732	291,668
Atlantic Tele-Network Inc.	1,678	60,995
Avanex Corp.(a)	34,211	56,106
Avaya Inc.(a)	79,714	1,351,949
BigBand Networks Inc.(a)	2,178	13,939
Black Box Corp.	3,029	129,520
Cbeyond Inc.(a)	3,646	148,720
C-COR Inc.(a)	8,705	100,020
Centennial Communications Corp.(a)	4,205	42,555
CenturyTel Inc.	19,434	898,239
Ciena Corp.(a)(b)	15,009	571,543
Cincinnati Bell Inc.(a)	43,549	215,132
Cisco Systems Inc.(a)	1,073,312	35,537,360
Citizens Communications Co.	60,930	872,518
Clearwire Corp. Class A(a)(b)	4,079	99,691
CommScope Inc.(a)	10,758	540,482
Comtech Telecommunications Corp.(a)	4,070	217,704
Consolidated Communications Holdings Inc.	3,474	68,125
Corning Inc.	278,075	6,854,549
CPI International Inc.(a)	1,255	23,858
Crown Castle International Corp.(a)(b)	41,005	1,666,033
Ditech Networks Inc.(a)	5,747	30,287
Dobson Communications Corp. Class A(a)	25,688	328,550
Embarq Corp.	26,730	1,486,188
EMS Technologies Inc.(a)	2,698	66,182
Extreme Networks Inc.(a)	20,808	79,903
FairPoint Communications Inc.	6,201	116,951
FiberTower Corp.(a)(b)	18,081	69,431
Finisar Corp.(a)	47,117	131,928
Foundry Networks Inc.(a)	25,600	454,912
General Communication Inc. Class A(a)	9,422	114,383
GeoEye Inc.(a)	3,093	79,645
Global Crossing Ltd.(a)	4,258	89,759
Globalstar Inc.(a)(b)	3,407	24,973
Golden Telecom Inc.	2,768	222,796
Harmonic Inc.(a)	13,973	148,254
Harris Corp.	23,779	1,374,188
Harris Stratex Networks Inc.(a)	4,389	76,676
Hughes Communications Inc.(a)	1,113	57,709

Hungarian Telephone and Cable Corp.(a)	629	12,366
Hypercom Corp.(a)	9,352	42,271
ICO Global Communications (Holdings) Ltd.(a)	18,064	62,863
IDT Corp. Class B	8,694	72,769
Infinera Corp.(a)	2,858	57,589
InterDigital Inc.(a)	8,254	171,518
Iowa Telecommunications Services Inc.	5,586	110,882
iPCS Inc.	3,009	103,480
Ixia(a)	7,721	67,327
JDS Uniphase Corp.(a)	36,210	541,702
Juniper Networks Inc.(a)	90,828	3,325,213
Knology Inc.(a)	4,564	76,356
Leap Wireless International Inc.(a)	8,976	730,377
Level 3 Communications Inc.(a)	271,056	1,260,410
Loral Space & Communications Inc.(a)	2,013	80,017
MasTec Inc.(a)	7,462	104,990
MetroPCS Communications Inc.(a)	10,111	275,828
Motorola Inc.	409,230	7,583,032
MRV Communications Inc.(a)	22,129	54,880
NETGEAR Inc.(a)	6,083	185,045
Network Equipment Technologies Inc.(a)	4,626	67,077
NeuStar Inc. Class A(a)	13,316	456,606
Newport Corp.(a)	6,149	93,649
NextWave Wireless Inc.(a)	6,334	36,230
NII Holdings Inc. Class B(a)	30,627	2,516,008
North Pittsburgh Systems Inc.	2,632	62,536
Novatel Wireless Inc.(a)	5,784	131,008
NTELOS Holdings Corp.	4,888	144,000
Oplink Communications Inc.(a)	3,905	53,342
Opnext Inc.(a)	3,273	37,967
Optium Corp.(a)(b)	2,161	22,431
ORBCOMM Inc.(a)	4,601	34,646
PAETEC Holding Corp.(a)	13,145	163,918
Plantronics Inc.	8,474	241,933
Polycom Inc.(a)	16,107	432,634
Powerwave Technologies Inc.(a)	22,892	141,015
Preformed Line Products Co.	417	21,692
Premiere Global Services Inc.(a)	11,238	142,161
QUALCOMM Inc.	294,677	12,453,050
Qwest Communications International Inc.(a)(b)	284,835	2,609,089
RCN Corp.(a)	5,367	66,014
RF Micro Devices Inc.(a)	34,160	229,897
Rural Cellular Corp. Class A(a)	2,152	93,612
SAVVIS Inc.(a)	4,835	187,501
SBA Communications Corp.(a)	18,332	646,753
Shenandoah Telecommunications Co.	4,104	89,303
ShoreTel Inc.(a)	1,605	22,984
Sirenza Microdevices Inc.(a)	6,923	119,699
Sonus Networks Inc.(a)	44,413	270,919
Sprint Nextel Corp.	497,265	9,448,035
Starent Networks Corp.(a)	2,156	45,513
SureWest Communications	2,530	63,275
Switch & Data Facilities Co. Inc.(a)	2,258	36,783
Sycamore Networks Inc.(a)	32,388	131,819
Symmetricom Inc.(a)	8,161	38,357
Syniverse Holdings Inc.(a)	4,803	76,368
Tekelec(a)	10,700	129,470
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone and Data Systems Inc.	18,165	1,212,514
Tellabs Inc.(a)	77,855	741,180
3Com Corp.(a)	68,408	337,936
Time Warner Telecom Inc. Class A(a)(b)	25,465	559,466
United States Cellular Corp.(a)	2,998	294,404

USA Mobility Inc.(a)	4,057	68,442
UTStarcom Inc.(a)(b)	18,728	68,544
Veraz Networks Inc.(a)	1,610	11,302
Verizon Communications Inc.	513,280	22,728,038
Viasat Inc.(a)	4,274	131,767
Virgin Media Inc.	51,942	1,260,632
Vonage Holdings Corp.(a)(b)	11,355	11,809
Windstream Corp.	84,618	1,194,806

		186,714,032
TEXTILES – 0.07%
Cintas Corp.	24,126	895,075
G&K Services Inc. Class A	3,762	151,232
Mohawk Industries Inc.(a)	9,809	797,472
UniFirst Corp.	2,502	93,725

		1,937,504
TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	28,329	789,813
JAKKS Pacific Inc.(a)	4,963	132,562
LeapFrog Enterprises Inc.(a)	6,050	49,913
Marvel Entertainment Inc.(a)(b)	9,530	223,383
Mattel Inc.	69,654	1,634,083
RC2 Corp.(a)	3,773	104,474
Topps Co. Inc. (The)	6,132	59,419

		2,993,647
TRANSPORTATION – 1.50%
ABX Air Inc.(a)	10,326	73,108
Alexander & Baldwin Inc.	7,549	378,431
American Commercial Lines Inc.(a)(b)	9,765	231,723
Arkansas Best Corp.	3,956	129,203
Arlington Tankers Ltd.	2,355	58,004
Atlas Air Worldwide Holdings Inc.(a)	2,397	123,757
Bristow Group Inc.(a)	3,570	156,045
Burlington Northern Santa Fe Corp.	62,964	5,110,788
C.H. Robinson Worldwide Inc.	29,951	1,626,040
Celadon Group Inc.(a)	4,138	48,704
Con-way Inc.	8,016	368,736
CSX Corp.	77,366	3,305,849
Double Hull Tankers Inc.	3,713	55,287
Dynamex Inc.(a)	1,851	47,423
Eagle Bulk Shipping Inc.	7,324	188,520
Expeditors International Washington Inc.	37,675	1,782,028
FedEx Corp.	54,444	5,703,009
Forward Air Corp.	5,294	157,655
Frontline Ltd.	8,712	420,615
Genco Shipping & Trading Ltd.	3,102	203,274
General Maritime Corp.	5,053	141,029
Genesee & Wyoming Inc. Class A(a)	6,574	189,594
Golar LNG Ltd.	6,134	136,911
GulfMark Offshore Inc.(a)	4,017	195,467
Heartland Express Inc.	10,192	145,542
Horizon Lines Inc. Class A	5,899	180,096
Hub Group Inc. Class A(a)	6,819	204,775
Hunt (J.B.) Transport Services Inc.	17,138	450,729
Kansas City Southern Industries Inc.(a)	13,498	434,231
Kirby Corp.(a)	9,361	413,195
Knight Transportation Inc.(b)	10,048	172,926
Knightsbridge Tankers Ltd.(b)	3,028	81,453
Laidlaw International Inc.	13,972	492,094
Landstar System Inc.	9,788	410,802
Marten Transport Ltd.(a)	2,685	41,376

Nordic American Tanker Shipping Ltd.(b)	5,222	204,911
Norfolk Southern Corp.	69,585	3,612,157
Old Dominion Freight Line Inc.(a)	5,202	124,692
Overseas Shipholding Group Inc.	5,963	458,137
Pacer International Inc.	6,427	122,434
Patriot Transportation Holding Inc.(a)(b)	305	29,994
PHI Inc.(a)	2,413	72,728
Ryder System Inc.	10,742	526,358
Saia Inc.(a)	2,491	41,176
Ship Finance International Ltd.	5,546	145,693
TBS International Ltd.(a)	867	35,764
Teekay Corp.	7,116	418,492
Ultrapetrol (Bahamas) Ltd.(a)	2,672	44,382
Union Pacific Corp.	47,643	5,386,518
United Parcel Service Inc. Class B	118,708	8,914,971
Universal Truckload Services Inc.(a)	991	21,762
UTi Worldwide Inc.	17,377	399,323
Werner Enterprises Inc.	8,179	140,270
YRC Worldwide Inc.(a)(b)	10,104	276,041

		44,834,222
TRUCKING & LEASING – 0.03%
Aircastle Ltd.	4,373	146,146
AMERCO(a)	1,855	117,718
GATX Corp.	8,993	384,451
Greenbrier Companies Inc. (The)	2,818	75,269
TAL International Group Inc.	2,901	72,728

		796,312
WATER – 0.04%
American States Water Co.	3,021	117,819
Aqua America Inc.	23,329	529,102
California Water Service Group	3,444	132,560
Consolidated Water Co. Ltd.(b)	2,511	75,380
PICO Holdings Inc.(a)	2,677	111,229
SJW Corp.	2,662	90,881
Southwest Water Co.	4,243	53,589

		1,110,560

TOTAL COMMON STOCKS
(Cost: $2,794,946,229)		2,986,394,259
SHORT-TERM INVESTMENTS – 1.80%

MONEY MARKET FUNDS – 1.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	18,554,631	18,554,631
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	35,304,475	35,304,475

		53,859,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,859,106)		53,859,106

TOTAL INVESTMENTS IN SECURITIES – 101.65%
(Cost: $2,848,805,335)		3,040,253,365
Other Assets, Less Liabilities – (1.65)%		(49,264,240)

NET ASSETS – 100.00%		$2,990,989,125

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.33%
Catalina Marketing Corp.(a)	1,145	$37,087
Clear Channel Outdoor Holdings Inc. Class A(a)	1,480	37,740
Gaiam Inc.(a)	490	11,775
Getty Images Inc.(a)	905	25,195
Greenfield Online Inc.(a)	808	12,322
Harte-Hanks Inc.	1,303	25,643
Interpublic Group of Companies Inc. (The)(a)	10,791	112,011
inVentiv Health Inc.(a)	1,162	50,919
Lamar Advertising Co.	3,087	151,170
Marchex Inc. Class B	812	7,722
Omnicom Group Inc.	12,441	598,288
ValueVision Media Inc. Class A(a)	960	7,114

		1,076,986
AEROSPACE & DEFENSE – 2.71%
AAR Corp.(a)	1,298	39,381
AeroVironment Inc.(a)	260	5,983
Alliant Techsystems Inc.(a)	1,062	116,077
Argon ST Inc.(a)	184	3,643
BE Aerospace Inc.(a)	3,435	142,656
Boeing Co. (The)	29,583	3,105,919
Curtiss-Wright Corp.	780	37,050
DRS Technologies Inc.	86	4,740
EDO Corp.	44	2,464
Esterline Technologies Corp.(a)	186	10,611
GenCorp Inc.(a)	2,092	25,020
General Dynamics Corp.	2,098	177,218
Goodrich Corp.	4,747	323,888
HEICO Corp.	951	46,941
Innovative Solutions and Support Inc.(a)	473	8,973
Kaman Corp.	303	10,472
L-3 Communications Holdings Inc.	1,568	160,156
Lockheed Martin Corp.	13,249	1,437,384
Moog Inc. Class A(a)	356	15,643
MTC Technologies Inc.(a)	94	1,815
Northrop Grumman Corp.	809	63,102
Orbital Sciences Corp.(a)	1,869	41,567
Raytheon Co.	8,630	550,767
Rockwell Collins Inc.	6,321	461,686
Spirit AeroSystems Holdings Inc. Class A(a)	2,156	83,955
Teledyne Technologies Inc.(a)	1,099	58,676
TransDigm Group Inc.(a)	352	16,090
Triumph Group Inc.	134	10,949
United Industrial Corp.	314	23,632
United Technologies Corp.	22,794	1,834,461

		8,820,919

AGRICULTURE – 1.64%
Alico Inc.	134	5,808
Alliance One International Inc.(a)	3,565	23,315
Altria Group Inc.	45,120	3,137,194
Cadiz Inc.(a)	440	8,316
Carolina Group	2,395	196,941
Maui Land & Pineapple Co. Inc.(a)	57	1,735
Monsanto Co.	20,458	1,754,069
Tejon Ranch Co.(a)	411	17,015
UST Inc.	3,295	163,432
Vector Group Ltd.(b)	731	16,382

		5,324,207
AIRLINES – 0.28%
AirTran Holdings Inc.(a)	3,411	33,564
Allegiant Travel Co.(a)	201	6,094
AMR Corp.(a)	8,974	200,030
Continental Airlines Inc. Class B(a)	3,624	119,701
Copa Holdings SA Class A	649	25,992
Delta Air Lines Inc.(a)	8,953	160,706
ExpressJet Holdings Inc.(a)	165	510
JetBlue Airways Corp.(a)	919	8,473
Midwest Air Group Inc.(a)	917	15,085
Northwest Airlines Corp.(a)	6,509	115,860
Pinnacle Airlines Corp.(a)	737	11,807
Southwest Airlines Co.	6,116	90,517
UAL Corp.(a)	2,559	119,070

		907,409
APPAREL – 0.78%
Carter’s Inc.(a)	2,181	43,511
Cherokee Inc.	207	7,941
Coach Inc.(a)	13,950	659,416
Columbia Sportswear Co.	117	6,471
Crocs Inc.(a)	2,982	200,539
Deckers Outdoor Corp.(a)	480	52,704
G-III Apparel Group Ltd.(a)	459	9,038
Guess? Inc.	2,031	99,580
Gymboree Corp.(a)	1,217	42,887
Hanesbrands Inc.(a)	3,599	100,988
Heelys Inc.(a)(b)	241	1,921
Iconix Brand Group Inc.(a)	1,895	45,082
K-Swiss Inc. Class A	310	7,102
Liz Claiborne Inc.	265	9,097
Maidenform Brands Inc.(a)	524	8,321
NexCen Brands Inc.(a)	1,568	10,537
Nike Inc. Class B	13,380	784,871
Phillips-Van Heusen Corp.	2,088	109,578
Polo Ralph Lauren Corp.	2,287	177,814
Quiksilver Inc.(a)	1,429	20,435
SKECHERS U.S.A. Inc. Class A(a)	762	16,840
Steven Madden Ltd.	380	7,201
Timberland Co. Class A(a)	640	12,134
True Religion Apparel Inc.(a)(b)	520	9,152
Volcom Inc.(a)	545	23,173
Warnaco Group Inc. (The)(a)	889	34,733
Wolverine World Wide Inc.	1,092	29,921

		2,530,987
AUTO MANUFACTURERS – 0.32%
A.S.V. Inc.(a)(b)	448	6,285
Force Protection Inc.(a)(b)	2,543	55,081
Oshkosh Truck Corp.	2,760	171,037
PACCAR Inc.	9,329	795,297

		1,027,700

AUTO PARTS & EQUIPMENT – 0.42%
Amerigon Inc. Class A(a)	805	13,935
Autoliv Inc.	1,762	105,279
BorgWarner Inc.	449	41,097
Goodyear Tire & Rubber Co. (The)(a)	7,821	237,837
Hayes Lemmerz International Inc.(a)	3,543	14,739
Johnson Controls Inc.	5,879	694,369
Keystone Automotive Industries Inc.(a)	613	29,277
Lear Corp.(a)	950	30,495
Miller Industries Inc.(a)	100	1,712
Noble International Ltd.	435	9,261
Spartan Motors Inc.	1,200	20,196
Tenneco Inc.(a)	392	12,156
Titan International Inc.	899	28,696
Visteon Corp.(a)	2,485	12,798
WABCO Holdings Inc.	2,242	104,813

		1,356,660
BANKS – 0.74%
Bank of Hawaii Corp.	625	33,031
Bank of New York Mellon Corp. (The)	14,811	653,758
Bank of the Ozarks Inc.	363	11,082
Cascade Bancorp	89	1,981
Cass Information Systems Inc.	237	8,477
City Bank	52	1,493
CoBiz Financial Inc.	355	6,078
Commerce Bancorp Inc.	2,051	79,538
Discover Financial Services LLC(a)	1,123	23,358
Enterprise Financial Services Corp.(b)	275	6,693
First Busey Corp. Class A	47	1,030
First Financial Bankshares Inc.	42	1,688
First South Bancorp Inc.	314	8,214
Frontier Financial Corp.	97	2,263
K-Fed Bancorp	167	2,199
Northern Trust Corp.	7,025	465,547
Pinnacle Financial Partners Inc.(a)	315	9,078
Preferred Bank	47	1,849
PrivateBancorp Inc.(b)	441	15,364
Sierra Bancorp(b)	281	8,053
Signature Bank(a)	1,050	36,991
Southside Bancshares Inc.	38	839
State Street Corp.	12,060	822,010
Suffolk Bancorp	307	9,842
Superior Bancorp(a)	666	5,881
SVB Financial Group(a)(b)	242	11,461
Synovus Financial Corp.	3,899	109,367
Texas Capital Bancshares Inc.(a)	107	2,326
TrustCo Bank Corp. NY(b)	2,805	30,659
United Bancshares Inc.	91	2,770
United Security Bancshares(b)	302	5,678
Virginia Commerce Bancorp Inc.(a)	548	7,858
Westamerica Bancorporation	293	14,594
Western Alliance Bancorporation(a)	354	8,344
Wilshire Bancorp Inc.	93	1,020

		2,410,414
BEVERAGES – 2.80%
Anheuser-Busch Companies Inc.	17,990	899,320
Boston Beer Co. Inc. Class A(a)	287	13,965
Brown-Forman Corp. Class B	2,046	153,266
Coca-Cola Bottling Co. Consolidated	224	13,507

Coca-Cola Co. (The)	57,275	3,291,594
Green Mountain Coffee Roasters Inc.(a)	643	21,341
Hansen Natural Corp.(a)	2,546	144,307
Jones Soda Co.(a)(b)	961	11,590
National Beverage Corp.	382	3,239
Peet’s Coffee & Tea Inc.(a)	510	14,234
Pepsi Bottling Group Inc.	1,318	48,990
PepsiCo Inc.	61,194	4,483,072

		9,098,425
BIOTECHNOLOGY – 1.98%
Acorda Therapeutics Inc.(a)	1,089	19,983
Affymax Inc.(a)	157	4,248
Affymetrix Inc.(a)	2,562	64,998
Alexion Pharmaceuticals Inc.(a)	1,355	88,278
AMAG Pharmaceuticals Inc.(a)	664	37,981
American Oriental Bioengineering Inc.(a)	1,995	22,244
Amgen Inc.(a)	29,220	1,652,975
ARIAD Pharmaceuticals Inc.(a)	1,478	6,843
ArQule Inc.(a)	1,457	10,388
Biogen Idec Inc.(a)	2,088	138,497
BioMimetic Therapeutics Inc.(a)	399	5,323
Celgene Corp.(a)	14,279	1,018,235
Cell Genesys Inc.(a)(b)	2,722	10,398
Charles River Laboratories International Inc.(a)	859	48,233
CryoLife Inc.(a)	836	7,900
Cytokinetics Inc.(a)	887	4,541
Encysive Pharmaceuticals Inc.(a)	2,245	3,390
Enzo Biochem Inc.(a)	1,159	13,155
Enzon Pharmaceuticals Inc.(a)	1,413	12,449
Exelixis Inc.(a)	3,612	38,251
Genentech Inc.(a)	17,512	1,366,286
Genomic Health Inc.(a)	510	9,787
GenVec Inc.(a)	2,471	5,807
Genzyme Corp.(a)	9,933	615,449
Geron Corp.(a)(b)	2,719	19,903
GTx Inc.(a)	630	10,256
Halozyme Therapeutics Inc.(a)	2,398	20,839
Human Genome Sciences Inc.(a)	5,012	51,573
Illumina Inc.(a)	1,997	103,604
Immunomedics Inc.(a)	1,858	4,255
Incyte Corp.(a)	1,867	13,349
Integra LifeSciences Holdings Corp.(a)	670	32,549
InterMune Inc.(a)(b)	869	16,624
Invitrogen Corp.(a)	655	53,533
Keryx Biopharmaceuticals Inc.(a)	1,629	16,192
Kosan Biosciences Inc.(a)	1,585	7,941
LifeCell Corp.(a)	1,267	47,601
Medivation Inc.(a)	795	15,940
Millennium Pharmaceuticals Inc.(a)	6,613	67,122
Millipore Corp.(a)	2,010	152,358
Molecular Insight Pharmaceuticals Inc.(a)	168	1,141
Momenta Pharmaceuticals Inc.(a)(b)	387	4,408
Myriad Genetics Inc.(a)	1,603	83,596
Nektar Therapeutics(a)	3,417	30,172
Novacea Inc.(a)	247	1,978
Omrix Biopharmaceuticals Inc.(a)	512	18,079
Orexigen Therapeutics Inc.(a)	235	3,104
PDL BioPharma Inc.(a)	4,346	93,917
Protalix BioTherapeutics Inc.(a)(b)	681	23,535
Regeneration Technologies Inc.(a)	1,114	11,942
Regeneron Pharmaceuticals Inc.(a)	2,372	42,222
Savient Pharmaceuticals Inc.(a)	1,979	28,794

Seattle Genetics Inc.(a)	2,046	22,997
SuperGen Inc.(a)	1,989	8,632
Telik Inc.(a)(b)	1,820	5,296
Tercica Inc.(a)	1,226	7,601
Vertex Pharmaceuticals Inc.(a)	4,889	187,786
XOMA Ltd.(a)	4,216	14,377

		6,428,855
BUILDING MATERIALS – 0.27%
AAON Inc.	517	10,200
American Standard Companies Inc.	6,735	239,901
Apogee Enterprises Inc.	1,072	27,808
Builders FirstSource Inc.(a)	39	420
Comfort Systems USA Inc.	164	2,329
Drew Industries Inc.(a)	675	27,459
Eagle Materials Inc.	1,789	63,939
Florida Rock Industries Inc.	1,688	105,483
Genlyte Group Inc. (The)(a)	1,060	68,116
Goodman Global Inc.(a)	1,147	27,390
Interline Brands Inc.(a)	413	9,495
Lennox International Inc.	294	9,937
Martin Marietta Materials Inc.	1,588	212,077
Masco Corp.	815	18,884
NCI Building Systems Inc.(a)	110	4,753
PGT Inc.(a)	114	904
Simpson Manufacturing Co. Inc.(b)	649	20,671
Texas Industries Inc.	415	32,577
Trex Co. Inc.(a)(b)	51	567
U.S. Concrete Inc.(a)	487	3,209

		886,119
CHEMICALS – 1.14%
Air Products and Chemicals Inc.	3,865	377,842
Airgas Inc.	2,745	141,724
Albemarle Corp.	2,978	131,628
American Vanguard Corp.(b)	677	13,215
Balchem Corp.	664	13,552
Cabot Corp.	1,857	65,979
Celanese Corp. Class A	3,097	120,721
CF Industries Holdings Inc.	208	15,789
Chemtura Corp.	564	5,014
Du Pont (E.I.) de Nemours and Co.	5,579	276,495
Ecolab Inc.	6,636	313,219
Grace (W.R.) & Co.(a)	999	26,833
Hercules Inc.	2,058	43,259
Innophos Holdings Inc.	380	5,791
International Flavors & Fragrances Inc.	2,480	131,093
Kronos Worldwide Inc.	92	1,737
Landec Corp.(a)	808	12,492
Lubrizol Corp.	675	43,915
Mosaic Co. (The)(a)	2,475	132,462
NewMarket Corp.	119	5,876
Praxair Inc.	11,957	1,001,518
Rohm & Haas Co.	3,078	171,352
RPM International Inc.	3,879	92,902
ShengdaTech Inc.(a)	1,066	6,428
Sherwin-Williams Co. (The)	4,221	277,362
Sigma-Aldrich Corp.	1,476	71,940
Symyx Technologies Inc.(a)	673	5,848
Terra Industries Inc.(a)	3,466	108,347
UAP Holding Corp.	1,114	34,935
Valhi Inc.	252	5,985
Valspar Corp. (The)	447	12,163
Zoltek Companies Inc.(a)	961	41,928

		3,709,344

COAL – 0.36%
Alpha Natural Resources Inc.(a)	2,446	56,821
Arch Coal Inc.	5,320	179,497
CONSOL Energy Inc.	6,904	321,726
Foundation Coal Holdings Inc.	1,687	66,130
International Coal Group Inc.(a)(b)	2,557	11,353
Massey Energy Co.	3,023	65,962
Peabody Energy Corp.	10,007	479,035

		1,180,524
COMMERCIAL SERVICES – 2.39%
Aaron Rents Inc.	1,048	23,370
ABM Industries Inc.	122	2,438
Accenture Ltd.	22,305	897,776
Administaff Inc.	875	31,762
Advance America Cash Advance Centers Inc.	2,296	24,498
Advisory Board Co. (The)(a)	672	39,292
Albany Molecular Research Inc.(a)	389	5,874
Alliance Data Systems Corp.(a)	2,939	227,596
AMN Healthcare Services Inc.(a)	1,294	24,237
Apollo Group Inc. Class A(a)	5,481	329,682
Arbitron Inc.	1,120	50,781
Arrowhead Research Corp.(a)	1,265	6,388
Avis Budget Group Inc.(a)	1,350	30,902
Bankrate Inc.(a)	418	19,278
Barrett Business Services Inc.	183	4,361
Block (H & R) Inc.	12,048	255,177
Bright Horizons Family Solutions Inc.(a)	980	41,983
Capella Education Co.(a)	400	22,364
Career Education Corp.(a)	3,542	99,141
CBIZ Inc.(a)	497	3,951
CDI Corp.	104	2,900
Cenveo Inc.(a)	1,999	43,238
Chemed Corp.	879	54,639
ChoicePoint Inc.(a)	2,838	107,617
Clayton Holdings Inc.(a)	79	633
Coinmach Service Corp. Class A	1,083	12,985
Coinstar Inc.(a)	290	9,329
Consolidated Graphics Inc.(a)	336	21,097
Corinthian Colleges Inc.(a)	3,233	51,437
Corporate Executive Board Co. (The)	1,397	103,713
Corrections Corp. of America(a)	4,580	119,859
CorVel Corp.(a)	283	6,543
CoStar Group Inc.(a)	720	38,484
CPI Corp.	190	7,319
CRA International Inc.(a)	386	18,601
Cross Country Healthcare Inc.(a)	98	1,712
DeVry Inc.	2,235	82,717
Diamond Management & Technology Consultants Inc.	1,053	9,688
Dollar Financial Corp.(a)	602	17,175
DynCorp International Inc.(a)	124	2,866
Emergency Medical Services LP(a)	349	10,557
Equifax Inc.	5,428	206,915
Euronet Worldwide Inc.(a)	1,709	50,877
ExlService Holdings Inc.(a)	674	14,329
Exponent Inc.(a)	407	10,212
First Advantage Corp. Class A(a)	174	3,075
Forrester Research Inc.(a)	532	12,539
FTI Consulting Inc.(a)	1,592	80,094

Gartner Inc.(a)	2,575	62,984
Genpact Ltd.(a)	1,122	19,018
GEO Group Inc. (The)(a)	1,877	55,578
Gevity HR Inc.	357	3,659
Global Cash Access Inc.(a)	1,559	16,510
Great Lakes Dredge & Dock Corp.(a)	261	2,286
H&E Equipment Services Inc.(a)	663	11,921
Healthcare Services Group Inc.(b)	1,552	31,459
HealthSpring Inc.(a)	1,117	21,781
Heartland Payment Systems Inc.(b)	611	15,703
Heidrick & Struggles International Inc.	633	23,073
Hertz Global Holdings Inc.(a)	7,798	177,171
Hewitt Associates Inc. Class A(a)	2,215	77,636
HMS Holdings Corp.(a)	783	19,270
Home Solutions of America Inc.(a)(b)	339	1,149
Hudson Highland Group Inc.(a)	939	11,953
Huron Consulting Group Inc.(a)	693	50,326
ICT Group Inc.(a)	178	2,387
Integrated Electrical Services Inc.(a)	245	6,274
Interactive Data Corp.	478	13,480
Iron Mountain Inc.(a)	6,605	201,320
ITT Educational Services Inc.(a)	1,522	185,212
Jackson Hewitt Tax Service Inc.	998	27,904
Kelly Services Inc. Class A	184	3,645
Kendle International Inc.(a)	476	19,768
Kenexa Corp.(a)	941	28,964
Kforce Inc.(a)	948	12,191
Korn/Ferry International(a)	1,547	25,541
Labor Ready Inc.(a)	1,729	32,004
Landauer Inc.	179	9,122
LECG Corp.(a)	416	6,198
Lincoln Educational Services Corp.(a)	127	1,656
Live Nation Inc.(a)	180	3,825
Manpower Inc.	3,151	202,767
MAXIMUS Inc.	73	3,181
McGrath RentCorp	938	31,179
McKesson Corp.	10,308	606,007
Michael Baker Corp.(a)	269	13,184
Midas Inc.(a)	549	10,360
Monro Muffler Brake Inc.	407	13,753
Monster Worldwide Inc.(a)	4,690	159,741
Moody’s Corp.	8,571	431,978
Morningstar Inc.(a)	463	28,428
MPS Group Inc.(a)	376	4,192
Multi-Color Corp.	267	6,093
Navigant Consulting Inc.(a)	1,514	19,167
Net 1 UEPS Technologies Inc.(a)	1,560	42,385
Odyssey Marine Exploration Inc.(a)	1,535	9,502
On Assignment Inc.(a)	278	2,597
PAREXEL International Corp.(a)	1,038	42,838
PeopleSupport Inc.(a)	448	5,358
Pharmaceutical Product Development Inc.	3,863	136,905
PharmaNet Development Group Inc.(a)	340	9,870
PRA International(a)	493	14,494
Premier Exhibitions Inc.(a)	1,087	16,392
Pre-Paid Legal Services Inc.(a)(b)	339	18,801
Protection One Inc.(a)	205	2,751
Providence Service Corp. (The)(a)	331	9,718
QC Holdings Inc.	231	3,338
Quanta Services Inc.(a)	6,136	162,297
Resources Connection Inc.	1,828	42,318
Robert Half International Inc.	5,481	163,663
Rollins Inc.	1,055	28,158

RSC Holdings Inc.(a)	424	6,954
Senomyx Inc.(a)	1,134	13,891
Sotheby’s Holdings Inc. Class A	2,465	117,802
Source Interlink Companies Inc.(a)	250	880
Spherion Corp.(a)	1,051	8,681
Standard Parking Corp.(a)	107	4,258
Steiner Leisure Ltd.(a)	481	20,875
Strayer Education Inc.	541	91,229
Team Inc.(a)	591	16,182
TeleTech Holdings Inc.(a)	1,559	37,276
Universal Technical Institute Inc.(a)	880	15,840
Valassis Communications Inc.(a)	879	7,841
VistaPrint Ltd.(a)	1,606	60,016
Watson Wyatt Worldwide Inc.	386	17,347
Weight Watchers International Inc.	1,320	75,979
Western Union Co.	27,450	575,626
Wright Express Corp.(a)	1,370	49,991

		7,785,052
COMPUTERS – 6.90%
Affiliated Computer Services Inc. Class A(a)	1,442	72,446
Ansoft Corp.(a)	635	20,942
Apple Inc.(a)	32,493	4,988,975
Brocade Communications Systems Inc.(a)	14,947	127,946
CACI International Inc. Class A(a)	98	5,007
Cadence Design Systems Inc.(a)	2,865	63,574
Ceridian Corp.(a)	4,829	167,759
Cognizant Technology Solutions Corp.(a)	5,435	433,550
COMSYS IT Partners Inc.(a)	654	10,994
Comtech Group Inc.(a)	736	13,403
Cray Inc.(a)	642	4,622
Data Domain Inc.(a)	137	4,240
Dell Inc.(a)	85,349	2,355,632
Diebold Inc.	2,455	111,506
DST Systems Inc.(a)	2,019	173,250
Echelon Corp.(a)(b)	1,120	28,011
Electronic Data Systems Corp.	11,012	240,502
EMC Corp.(a)	78,854	1,640,163
FactSet Research Systems Inc.	1,599	109,611
Henry (Jack) & Associates Inc.	2,940	76,028
Hewlett-Packard Co.	100,544	5,006,086
iGATE Corp.(a)	813	6,967
IHS Inc. Class A(a)	1,173	66,263
Integral Systems Inc.(b)	294	6,318
International Business Machines Corp.	40,849	4,812,012
Intervoice Inc.(a)	1,448	13,597
Isilon Systems Inc.(a)(b)	314	2,418
Lexmark International Inc. Class A(a)	1,921	79,779
Limelight Networks Inc.(a)	485	4,258
LivePerson Inc.(a)	1,373	8,458
Magma Design Automation Inc.(a)	1,437	20,219
Manhattan Associates Inc.(a)	822	22,531
Mentor Graphics Corp.(a)	1,939	29,279
MICROS Systems Inc.(a)	1,514	98,516
MTS Systems Corp.	405	16,848
NCR Corp.(a)	835	41,583
Ness Technologies Inc.(a)	466	5,089
Netezza Corp.(a)	266	3,328
Network Appliance Inc.(a)	14,025	377,413
On2 Technologies Inc.(a)(b)	4,207	4,880
Rackable Systems Inc.(a)	106	1,375
Radiant Systems Inc.(a)	983	15,561
RadiSys Corp.(a)	157	1,955

Rimage Corp.(a)	307	6,889
Riverbed Technology Inc.(a)	733	29,606
SanDisk Corp.(a)	5,153	283,930
Seagate Technology	7,685	196,582
Sigma Designs Inc.(a)	858	41,390
Silicon Graphics Inc.(a)	14	276
SMART Modular Technologies (WWH) Inc.(a)	1,867	13,349
SRA International Inc. Class A(a)	884	24,823
STEC Inc.(a)	393	2,999
Stratasys Inc.(a)	770	21,221
Sun Microsystems Inc.(a)	33,958	190,504
Super Micro Computer Inc.(a)	347	3,387
Sykes Enterprises Inc.(a)	1,223	20,314
Synaptics Inc.(a)	954	45,563
Synopsys Inc.(a)	5,403	146,313
Syntel Inc.	473	19,667
3D Systems Corp.(a)(b)	817	19,298
Tyler Technologies Inc.(a)	1,451	19,371
Virtusa Corp.(a)	116	1,740
Western Digital Corp.(a)	2,467	62,464

		22,442,580
COSMETICS & PERSONAL CARE – 1.66%
Alberto-Culver Co.	525	13,015
Avon Products Inc.	15,239	571,920
Bare Escentuals Inc.(a)(b)	1,449	36,037
Chattem Inc.(a)	563	39,703
Colgate-Palmolive Co.	17,755	1,266,287
Estee Lauder Companies Inc. (The) Class A	4,073	172,940
Inter Parfums Inc.	274	6,486
Procter & Gamble Co. (The)	46,848	3,295,288

		5,401,676
DISTRIBUTION & WHOLESALE – 0.32%
Beacon Roofing Supply Inc.(a)	1,505	15,381
Beijing Med-Pharm Corp.(a)	997	11,615
Brightpoint Inc.(a)	1,699	25,502
CDW Corp.(a)	2,182	190,270
Central European Distribution Corp.(a)	1,127	53,995
Fastenal Co.	4,715	214,108
Grainger (W.W.) Inc.	2,215	201,986
Houston Wire & Cable Co.	629	11,391
LKQ Corp.(a)	1,694	58,968
MWI Veterinary Supply Inc.(a)	314	11,853
NuCO2 Inc.(a)	440	11,326
Owens & Minor Inc.	268	10,208
Pool Corp.(b)	1,838	45,913
ScanSource Inc.(a)	864	24,287
United Stationers Inc.(a)	659	36,588
Watsco Inc.	792	36,773
WESCO International Inc.(a)	1,700	72,998

		1,033,162
DIVERSIFIED FINANCIAL SERVICES – 4.18%
Advanta Corp. Class B	667	18,289
Affiliated Managers Group Inc.(a)	1,115	142,174
American Express Co.	38,910	2,310,087
AmeriCredit Corp.(a)	297	5,221
Asta Funding Inc.(b)	279	10,691
BlackRock Inc.	1,386	240,346
Calamos Asset Management Inc. Class A	52	1,468
Centerline Holding Co.	1,052	16,148
CME Group Inc.	2,060	1,209,941

Cohen & Steers Inc.	652	24,144
CompuCredit Corp.(a)	459	9,965
Credit Acceptance Corp.(a)	187	4,320
E*TRADE Financial Corp.(a)	5,986	78,177
Eaton Vance Corp.	4,118	164,555
Edwards (A.G.) Inc.	2,458	205,857
Encore Capital Group Inc.(a)	98	1,156
Epoch Holding Corp.(a)	320	4,506
Evercore Partners Inc. Class A	19	500
FBR Capital Markets Corp.(a)	341	4,392
FCStone Group Inc.(a)	333	10,746
Federal Home Loan Mortgage Corp.	9,759	575,879
Federated Investors Inc. Class B	3,250	129,025
First Marblehead Corp. (The)	2,286	86,708
Franklin Resources Inc.	6,226	793,815
GAMCO Investors Inc. Class A	50	2,740
GFI Group Inc.(a)	601	51,758
Goldman Sachs Group Inc. (The)	6,734	1,459,527
Greenhill & Co. Inc.	707	43,162
Interactive Brokers Group Inc.(a)	663	17,410
IntercontinentalExchange Inc.(a)	2,659	403,902
International Securities Exchange Holdings Inc.	1,449	96,315
Investment Technology Group Inc.(a)	1,656	71,175
Janus Capital Group Inc.	5,156	145,812
KBW Inc.(a)	60	1,727
Knight Capital Group Inc. Class A(a)	1,594	19,064
Landenburg Thalmann Financial Services Inc.(a)	3,652	7,158
Lazard Ltd. Class A	1,925	81,620
Legg Mason Inc.	2,029	171,024
MarketAxess Holdings Inc.(a)	1,159	17,385
Merrill Lynch & Co. Inc.	8,293	591,125
MF Global Ltd.(a)	1,979	57,391
Morgan Stanley	2,239	141,057
Nasdaq Stock Market Inc. (The)(a)	3,364	126,756
National Financial Partners Corp.	941	49,854
Nelnet Inc. Class A	47	857
NewStar Financial Inc.(a)	258	2,900
Nuveen Investments Inc. Class A	2,965	183,652
NYMEX Holdings Inc.	3,477	452,636
NYSE Euronext Inc.	9,912	784,733
optionsXpress Holdings Inc.	1,633	42,687
Penson Worldwide Inc.(a)	511	9,443
Portfolio Recovery Associates Inc.(b)	600	31,842
Rowe (T.) Price Group Inc.	10,011	557,513
Schwab (Charles) Corp. (The)	38,039	821,642
SLM Corp.	15,481	768,941
Stewart (W.P.) & Co. Ltd.(b)	373	3,700
Stifel Financial Corp.(a)	555	32,101
SWS Group Inc.	105	1,857
TD Ameritrade Holding Corp.(a)	9,261	168,735
TradeStation Group Inc.(a)	1,078	12,580
U.S. Global Investors Inc. Class A(b)	438	8,331
Waddell & Reed Financial Inc. Class A	2,616	70,710
World Acceptance Corp.(a)	653	21,601

		13,580,533
ELECTRIC – 1.38%
AES Corp. (The)(a)	25,191	504,828
Allegheny Energy Inc.(a)	6,281	328,245
CenterPoint Energy Inc.	11,965	191,799
Constellation Energy Group Inc.	5,283	453,229
DPL Inc.	2,267	59,531

Dynegy Inc. Class A(a)	2,032	18,776
EnerNOC Inc.(a)	114	4,353
Exelon Corp.	11,414	860,159
ITC Holdings Corp.	1,584	78,487
Mirant Corp.(a)	6,659	270,888
NRG Energy Inc.(a)	7,405	313,157
Ormat Technologies Inc.	512	23,726
Pike Electric Corp.(a)	509	9,549
PPL Corp.	10,848	502,262
Sierra Pacific Resources Corp.	1,203	18,923
TXU Corp.	12,633	864,982

		4,502,894
ELECTRICAL COMPONENTS & EQUIPMENT – 0.66%
Advanced Energy Industries Inc.(a)	1,334	20,143
American Superconductor Corp.(a)(b)	1,616	33,096
AMETEK Inc.	3,984	172,188
Belden Inc.	1,681	78,856
Coleman Cable Inc.(a)	310	4,290
Emerson Electric Co.	24,884	1,324,326
Energizer Holdings Inc.(a)	1,515	167,938
Energy Conversion Devices Inc.(a)	1,474	33,489
General Cable Corp.(a)	1,950	130,884
Greatbatch Inc.(a)	731	19,437
Hubbell Inc. Class B	747	42,669
Insteel Industries Inc.	314	4,820
Lamson & Sessions Co. (The)(a)	74	1,995
Littelfuse Inc.(a)	256	9,137
Medis Technologies Ltd.(a)(b)	857	11,141
Molex Inc.	2,930	78,905
Powell Industries Inc.(a)	204	7,730
Universal Display Corp.(a)	589	10,437
Vicor Corp.	729	8,835

		2,160,316
ELECTRONICS – 1.27%
Agilent Technologies Inc.(a)	15,192	560,281
American Science and Engineering Inc.	345	21,618
Amphenol Corp. Class A	6,799	270,328
Applied Biosystems Group	1,224	42,399
Arrow Electronics Inc.(a)	2,555	108,639
Avnet Inc.(a)	3,271	130,382
AVX Corp.	366	5,893
Badger Meter Inc.	445	14,262
Benchmark Electronics Inc.(a)	525	12,532
Cogent Inc.(a)(b)	1,620	25,402
Coherent Inc.(a)	387	12,415
Cubic Corp.	372	15,687
Cymer Inc.(a)	909	34,897
Daktronics Inc.(b)	1,185	32,256
Dionex Corp.(a)	706	56,099
Dolby Laboratories Inc. Class A(a)	1,469	51,151
Eagle Test Systems Inc.(a)	424	5,436
Excel Technology Inc.(a)	92	2,295
FARO Technologies Inc.(a)	679	29,978
FEI Co.(a)	1,514	47,585
FLIR Systems Inc.(a)	2,473	136,979
Garmin Ltd.	4,362	520,823
Gentex Corp.	5,324	114,147
II-VI Inc.(a)	886	30,594
Ionatron Inc.(a)	1,189	4,078
Itron Inc.(a)	1,123	104,518

Jabil Circuit Inc.	4,305	98,326
L-1 Identity Solutions Inc.(a)	1,179	22,224
LoJack Corp.(a)	696	13,196
Measurement Specialties Inc.(a)	214	5,971
Mettler-Toledo International Inc.(a)	1,410	143,820
Multi-Fineline Electronix Inc.(a)	141	2,091
National Instruments Corp.	2,140	73,466
OSI Systems Inc.(a)	264	5,943
OYO Geospace Corp.(a)	147	13,628
PerkinElmer Inc.	1,124	32,832
Plexus Corp.(a)	1,045	28,633
Rofin-Sinar Technologies Inc.(a)	520	36,509
Sanmina-SCI Corp.(a)	4,390	9,307
Solectron Corp.(a)	10,379	40,478
Sonic Solutions Inc.(a)	222	2,324
Taser International Inc.(a)(b)	2,317	36,354
Technitrol Inc.	563	15,173
Tektronix Inc.	590	16,367
Thermo Fisher Scientific Inc.(a)	7,919	457,085
Thomas & Betts Corp.(a)	2,172	127,366
Trimble Navigation Ltd.(a)	4,454	174,641
TTM Technologies Inc.(a)	184	2,129
Varian Inc.(a)	665	42,301
Vishay Intertechnology Inc.(a)	1,166	15,193
Waters Corp.(a)	3,839	256,906
Woodward Governor Co.	1,121	69,950
X-Rite Inc.	281	4,058

		4,136,945
ENERGY - ALTERNATE SOURCES – 0.14%
Aventine Renewable Energy Holdings Inc.(a)	689	7,283
Clean Energy Fuels Corp.(a)	374	5,662
Comverge Inc.(a)	142	4,666
Covanta Holding Corp.(a)	4,477	109,731
Evergreen Energy Inc.(a)(b)	1,112	5,671
Evergreen Solar Inc.(a)(b)	3,522	31,451
First Solar Inc.(a)	1,348	158,714
FuelCell Energy Inc.(a)(b)	2,471	22,091
MGP Ingredients Inc.	28	288
Nova Biosource Fuels Inc.(a)(b)	1,169	3,285
Pacific Ethanol Inc.(a)	863	8,302
SunPower Corp. Class A(a)(b)	947	78,431
US BioEnergy Corp.(a)	272	2,097
VeraSun Energy Corp.(a)(b)	1,072	11,792
Verenium Corp.(a)(b)	1,978	10,444

		459,908
ENGINEERING & CONSTRUCTION – 0.62%
AECOM Technology Corp.(a)	1,357	47,400
Dycom Industries Inc.(a)	734	22,482
ENGlobal Corp.(a)	626	7,143
Fluor Corp.	3,333	479,885
Foster Wheeler Ltd.(a)	2,665	349,861
Granite Construction Inc.	773	40,984
Jacobs Engineering Group Inc.(a)	4,517	341,395
Layne Christensen Co.(a)	518	28,739
McDermott International Inc.(a)	8,414	455,029
Perini Corp.(a)	766	42,842
Shaw Group Inc. (The)(a)	2,755	160,065
Stanley Inc.(a)	296	8,155
URS Corp.(a)	485	27,378
Washington Group International Inc.(a)	165	14,489

		2,025,847

ENTERTAINMENT – 0.37%
Bally Technologies Inc.(a)	1,984	70,293
Cinemark Holdings Inc.	483	8,964
Dover Downs Gaming & Entertainment Inc.	579	6,016
DreamWorks Animation SKG Inc. Class A(a)	1,950	65,169
International Game Technology Inc.	12,533	540,172
Isle of Capri Casinos Inc.(a)	57	1,109
Lakes Entertainment Inc.(a)	344	3,278
Macrovision Corp.(a)	1,976	48,669
National CineMedia Inc.	1,566	35,078
Penn National Gaming Inc.(a)	2,738	161,597
Pinnacle Entertainment Inc.(a)	1,196	32,567
Regal Entertainment Group Class A	2,364	51,890
Scientific Games Corp. Class A(a)	2,423	91,105
Shuffle Master Inc.(a)(b)	1,313	19,629
Vail Resorts Inc.(a)	1,172	73,004
Warner Music Group Corp.	741	7,484

		1,216,024
ENVIRONMENTAL CONTROL – 0.36%
Allied Waste Industries Inc.(a)	1,618	20,629
American Ecology Corp.	559	11,845
Clean Harbors Inc.(a)	620	27,602
Darling International Inc.(a)	3,015	29,818
Fuel Tech Inc.(a)	646	14,270
Metal Management Inc.	79	4,282
Mine Safety Appliances Co.	394	18,561
Nalco Holding Co.	5,381	159,547
Rentech Inc.(a)	6,073	13,118
Republic Services Inc.	5,548	181,475
Stericycle Inc.(a)	3,271	186,970
Tetra Tech Inc.(a)	1,294	27,329
Waste Connections Inc.(a)	1,831	58,153
Waste Holdings Inc.	185	5,295
Waste Management Inc.	10,965	413,819

		1,172,713
FOOD – 1.16%
American Dairy Inc.(a)(b)	243	4,741
Arden Group Inc. Class A	40	5,581
Benihana Inc.(a)	410	7,097
Cal-Maine Foods Inc.	30	757
Campbell Soup Co.	4,911	181,707
Dean Foods Co.	316	8,083
Flowers Foods Inc.	1,206	26,291
General Mills Inc.	1,034	59,982
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	147	4,478
Heinz (H.J.) Co.	6,782	313,328
Hershey Co. (The)	4,435	205,828
Ingles Markets Inc. Class A	396	11,349
J&J Snack Foods Corp.	355	12,361
Kellogg Co.	6,023	337,288
Kroger Co. (The)	17,049	486,237
Lance Inc.	329	7,574
M&F Worldwide Corp.(a)	449	22,535
McCormick & Co. Inc. NVS	3,233	116,291
Nash Finch Co.	228	9,081
Pathmark Stores Inc.(a)	1,195	15,236
Ralcorp Holdings Inc.(a)	259	14,457
Sanderson Farms Inc.	385	16,043
Sara Lee Corp.	14,329	239,151
Seaboard Corp.	1	1,960

Spartan Stores Inc.	285	6,421
Sysco Corp.	23,218	826,329
Tootsie Roll Industries Inc.	308	8,171
United Natural Foods Inc.(a)	1,594	43,389
Whole Foods Market Inc.	5,277	258,362
Winn-Dixie Stores Inc.(a)	73	1,367
Wrigley (William Jr.) Co.	7,956	511,014

		3,762,489
FOREST PRODUCTS & PAPER – 0.04%
Deltic Timber Corp.	391	22,256
Domtar Corp.(a)	8,144	66,781
Neenah Paper Inc.	380	12,574
Plum Creek Timber Co. Inc.	515	23,051
Rayonier Inc.	173	8,311
Xerium Technologies Inc.	347	1,874

		134,847
GAS – 0.00%
EnergySouth Inc.	77	3,882

		3,882
HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	1,706	68,155
Black & Decker Corp. (The)	1,274	106,124
Franklin Electric Co. Inc.(b)	724	29,764
Kennametal Inc.	836	70,207
Lincoln Electric Holdings Inc.	1,089	84,517
Raser Technologies Inc.(a)(b)	1,160	14,952
Stanley Works (The)	1,001	56,186

		429,905
HEALTH CARE - PRODUCTS – 4.35%
Abaxis Inc.(a)	780	17,511
ABIOMED Inc.(a)	1,076	13,375
Accuray Inc.(a)	616	10,755
Advanced Medical Optics Inc.(a)	2,234	68,338
Align Technology Inc.(a)	2,208	55,929
American Medical Systems Holdings Inc.(a)	2,690	45,595
AngioDynamics Inc.(a)	355	6,692
Arrow International Inc.	939	42,715
ArthroCare Corp.(a)(b)	1,027	57,399
Aspect Medical Systems Inc.(a)	617	8,373
Bard (C.R.) Inc.	3,922	345,881
Bausch & Lomb Inc.	437	27,968
Baxter International Inc.	24,511	1,379,479
Beckman Coulter Inc.	1,873	138,152
Becton, Dickinson and Co.	9,207	755,434
Bruker BioSciences Corp.(a)	2,426	21,349
Cepheid Inc.(a)	2,057	46,900
Conceptus Inc.(a)	1,093	20,745
Cooper Companies Inc. (The)	666	34,912
Cutera Inc.(a)	506	13,262
Cyberonics Inc.(a)	825	11,500
Cynosure Inc. Class A(a)	282	10,406
Cytyc Corp.(a)	4,298	204,800
Dade Behring Holdings Inc.	2,948	225,080
DENTSPLY International Inc.	5,670	236,099
DJO Inc.(a)	881	43,257
Edwards Lifesciences Corp.(a)	2,153	106,164
ev3 Inc.(a)	657	10,788
FoxHollow Technologies Inc.(a)	740	19,536
Gen-Probe Inc.(a)	1,956	130,230

Haemonetics Corp.(a)	917	45,318
Hansen Medical Inc.(a)(b)	287	7,781
Henry Schein Inc.(a)	3,310	201,380
Hillenbrand Industries Inc.	393	21,623
Hologic Inc.(a)(b)	2,006	122,366
ICU Medical Inc.(a)	320	12,400
IDEXX Laboratories Inc.(a)	1,156	126,686
Immucor Inc.(a)	2,571	91,913
Insulet Corp.(a)	238	5,176
Intuitive Surgical Inc.(a)	1,400	322,000
Inverness Medical Innovations Inc.(a)	754	41,711
Johnson & Johnson	40,810	2,681,217
Kensey Nash Corp.(a)	333	8,695
Kinetic Concepts Inc.(a)	1,630	91,736
Kyphon Inc.(a)	1,699	118,930
LCA-Vision Inc.	750	22,042
Luminex Corp.(a)	1,334	20,117
Masimo Corp.(a)	452	11,598
Medical Action Industries Inc.(a)	433	10,245
Medtronic Inc.	43,171	2,435,276
Mentor Corp.	1,307	60,187
Meridian Bioscience Inc.	1,478	44,813
Merit Medical Systems Inc.(a)	138	1,791
Metabolix Inc.(a)	538	13,052
Micrus Endovascular Corp.(a)	557	10,176
Minrad International Inc.(a)	1,761	8,435
Natus Medical Inc.(a)	803	12,800
Northstar Neuroscience Inc.(a)	732	8,169
NuVasive Inc.(a)	1,288	46,278
NxStage Medical Inc.(a)	755	10,940
Oakley Inc.	917	26,621
OraSure Technologies Inc.(a)	1,720	17,286
Orthofix International NV(a)	364	17,825
Palomar Medical Technologies Inc.(a)	682	19,430
Patterson Companies Inc.(a)	5,191	200,425
PolyMedica Corp.	853	44,800
PSS World Medical Inc.(a)	2,504	47,902
Quidel Corp.(a)	1,069	20,910
ResMed Inc.(a)	2,901	124,366
Respironics Inc.(a)	2,746	131,890
Sirona Dental Systems Inc.(a)	626	22,329
Sonic Innovations Inc.(a)	987	9,051
SonoSite Inc.(a)	621	18,953
Spectranetics Corp.(a)	1,162	15,664
St. Jude Medical Inc.(a)	12,736	561,276
Stereotaxis Inc.(a)	980	13,514
Steris Corp.	1,121	30,637
Stryker Corp.	11,405	784,208
SurModics Inc.(a)(b)	563	27,593
Symmetry Medical Inc.(a)	120	2,004
TECHNE Corp.(a)	1,469	92,665
Thoratec Corp.(a)	1,982	41,008
TomoTherapy Inc.(a)	385	8,944
Varian Medical Systems Inc.(a)	4,758	199,313
Ventana Medical Systems Inc.(a)	1,028	88,315
Visicu Inc.(a)	569	4,313
Vital Images Inc.(a)	606	11,829
Vital Sign Inc.	369	19,240
Volcano Corp.(a)	886	14,566
West Pharmaceutical Services Inc.	1,227	51,117
Wright Medical Group Inc.(a)	1,253	33,605
Zimmer Holdings Inc.(a)	8,896	720,487
Zoll Medical Corp.(a)	569	14,748

		14,160,309

HEALTH CARE - SERVICES – 2.29%
Aetna Inc.	15,565	844,713
Air Methods Corp.(a)	389	17,972
Alliance Imaging Inc.(a)	565	5,119
Amedisys Inc.(a)	911	35,001
American Dental Partners Inc.(a)	436	12,212
Apria Healthcare Group Inc.(a)	668	17,375
Assisted Living Concepts Inc.(a)	647	5,914
Bio-Reference Laboratories Inc.(a)	412	13,909
Brookdale Senior Living Inc.	344	13,695
Capital Senior Living Corp.(a)	228	1,920
Centene Corp.(a)	1,135	24,414
Community Health Systems Inc.(a)	304	9,558
Covance Inc.(a)	2,369	184,545
Coventry Health Care Inc.(a)	5,538	344,519
DaVita Inc.(a)	4,008	253,225
Emeritus Corp.(a)	315	8,536
Gentiva Health Services Inc.(a)	315	6,051
Health Net Inc.(a)	4,185	226,199
Healthways Inc.(a)	1,307	70,539
Humana Inc.(a)	6,266	437,868
Hythiam Inc.(a)(b)	1,138	8,467
Laboratory Corp. of America Holdings(a)	4,452	348,280
LHC Group Inc.(a)	540	11,594
Lincare Holdings Inc.(a)	3,127	114,605
Magellan Health Services Inc.(a)	234	9,496
Manor Care Inc.	2,729	175,748
Matria Healthcare Inc.(a)	639	16,716
MedCath Corp.(a)	117	3,213
National Healthcare Corp.	164	8,428
NightHawk Radiology Holdings Inc.(a)(b)	786	19,265
Odyssey Healthcare Inc.(a)	93	894
Pediatrix Medical Group Inc.(a)	1,810	118,410
Psychiatric Solutions Inc.(a)	2,029	79,699
Quest Diagnostics Inc.	5,494	317,388
Radiation Therapy Services Inc.(a)	486	10,119
Sierra Health Services Inc.(a)	2,069	87,291
Skilled Healthcare Group Inc. Class A(a)	443	6,977
Sun Healthcare Group Inc.(a)	1,599	26,719
Sunrise Senior Living Inc.(a)	1,421	50,261
Tenet Healthcare Corp.(a)	13,656	45,884
UnitedHealth Group Inc.	50,348	2,438,354
Universal Health Services Inc. Class B	471	25,632
WellCare Health Plans Inc.(a)	1,544	162,784
WellPoint Inc.(a)	10,409	821,478

		7,440,986
HOLDING COMPANIES - DIVERSIFIED – 0.02%
Aldabra Acquisition Corp.(a)	628	5,771
Alternative Asset Management Acquisition Corp.	628	5,539
Information Services Group Inc.(a)	489	3,741
Walter Industries Inc.	1,942	52,240

		67,291
HOME BUILDERS – 0.07%
AMREP Corp.(b)	22	590
Centex Corp.	230	6,111
Champion Enterprises Inc.(a)	2,420	26,572
Fleetwood Enterprises Inc.(a)	2,386	20,400
NVR Inc.(a)	76	35,739

Pulte Homes Inc.	2,814	38,299
Thor Industries Inc.	1,176	52,908
Williams Scotsman International Inc.(a)	127	3,519
Winnebago Industries Inc.	1,087	25,958

		210,096
HOME FURNISHINGS – 0.18%
DTS Inc.(a)	677	20,560
Ethan Allen Interiors Inc.	91	2,975
Harman International Industries Inc.	2,433	210,503
Kimball International Inc. Class B	505	5,747
Sealy Corp.	1,157	16,244
Tempur-Pedic International Inc.	3,097	110,718
TiVo Inc.(a)	3,636	23,089
Universal Electronics Inc.(a)	537	17,452
Whirlpool Corp.	2,106	187,645

		594,933
HOUSEHOLD PRODUCTS & WARES – 0.40%
ACCO Brands Corp.(a)	527	11,826
Avery Dennison Corp.	3,393	193,469
Blyth Inc.	126	2,577
Church & Dwight Co. Inc.	2,313	108,804
Clorox Co. (The)	4,798	292,630
Fossil Inc.(a)	1,632	60,972
Jarden Corp.(a)	1,314	40,655
Kimberly-Clark Corp.	7,119	500,181
Playtex Products Inc.(a)	1,745	31,899
Scotts Miracle-Gro Co. (The) Class A	301	12,868
Standard Register Co. (The)	147	1,868
Tupperware Brands Corp.	1,137	35,804
WD-40 Co.	259	8,842

		1,302,395
HOUSEWARES – 0.08%
Libbey Inc.	32	561
Lifetime Brands Inc.	86	1,745
Newell Rubbermaid Inc.	5,376	154,936
Toro Co. (The)	1,507	88,657

		245,899
INSURANCE – 0.92%
ACE Ltd.	673	40,764
Aflac Inc.	16,841	960,610
American International Group Inc.	5,934	401,435
AmTrust Financial Services Inc.	729	11,059
Berkley (W.R.) Corp.	1,709	50,638
Brown & Brown Inc.	4,173	109,750
CIGNA Corp.	10,835	577,397
Citizens Inc.(a)	95	727
CNA Financial Corp.	105	4,129
Darwin Professional Underwriters Inc.(a)	187	4,039
eHealth Inc.(a)	467	12,936
Enstar Group Ltd.(a)	261	33,082
Erie Indemnity Co. Class A	358	21,885
First Mercury Financial Corp.(a)	254	5,464
Gallagher (Arthur J.) & Co.	720	20,858
Greenlight Capital Re Ltd.(a)	35	710
Hanover Insurance Group Inc. (The)	100	4,419
HCC Insurance Holdings Inc.	1,807	51,752
Hilb Rogal & Hobbs Co.	90	3,900
James River Group Inc.	12	389
National Interstate Corp.	48	1,478

PartnerRe Ltd.	473	37,362
Philadelphia Consolidated Holding Corp.(a)	1,619	66,929
Primus Guaranty Ltd.(a)	330	3,472
Principal Financial Group Inc.	557	35,141
Prudential Financial Inc.	4,219	411,690
Tower Group Inc.	746	19,530
Transatlantic Holdings Inc.	358	25,178
Universal American Financial Corp.(a)	343	7,824
Validus Holdings Ltd.(a)	65	1,576
XL Capital Ltd. Class A	810	64,152

		2,990,275
INTERNET – 3.59%
Akamai Technologies Inc.(a)	6,149	176,661
Amazon.com Inc.(a)	11,421	1,063,866
Art Technology Group Inc.(a)	4,774	14,417
Authorize.Net Holdings Inc.(a)	959	16,907
Blue Coat Systems Inc.(a)	480	37,805
Blue Nile Inc.(a)(b)	501	47,154
CheckFree Corp.(a)	2,328	108,345
Chordiant Software Inc.(a)	1,218	16,881
CNET Networks Inc.(a)	5,637	41,996
Cogent Communications Group Inc.(a)	1,861	43,436
comScore Inc.(a)	157	4,239
CyberSource Corp.(a)	1,174	13,724
DealerTrack Holdings Inc.(a)	1,249	52,308
Dice Holdings Inc.(a)	404	4,153
Digital River Inc.(a)	1,544	69,094
eBay Inc.(a)	42,947	1,675,792
Equinix Inc.(a)	1,177	104,388
eResearch Technology Inc.(a)(b)	1,459	16,618
F5 Networks Inc.(a)	3,114	115,810
Global Sources Ltd.(a)	590	13,080
Google Inc. Class A(a)	8,614	4,886,464
GSI Commerce Inc.(a)	748	19,897
Harris Interactive Inc.(a)	1,083	4,668
HLTH Corp.(a)	6,875	97,419
IAC/InterActiveCorp(a)	434	12,877
iBasis Inc.(a)	1,241	13,341
iMergent Inc.	463	10,385
InfoSpace Inc.	634	11,133
Internap Network Services Corp.(a)	1,825	25,860
Interwoven Inc.(a)	1,322	18,812
iPass Inc.(a)	999	4,196
j2 Global Communications Inc.(a)	1,840	60,223
Knot Inc. (The)(a)	1,031	21,919
Liberty Media Corp. - Liberty Interactive Group Series A(a)	14,830	284,884
Lionbridge Technologies Inc.(a)	1,923	7,673
Liquidity Services Inc.(a)	395	4,341
LoopNet Inc.(a)(b)	1,013	20,807
McAfee Inc.(a)	5,952	207,546
Mercadolibre Inc.(a)	423	15,494
Move Inc.(a)	3,891	10,739
NetFlix Inc.(a)(b)	1,748	36,219
NIC Inc.	1,461	10,139
NutriSystem Inc.(a)(b)	1,283	60,160
1-800-FLOWERS.COM Inc.(a)	902	10,454
Online Resources Corp.(a)	980	12,387
Orbitz Worldwide Inc.(a)	785	8,863
Overstock.com Inc.(a)(b)	616	17,741
Perficient Inc.(a)	1,090	23,838
Priceline.com Inc.(a)	1,414	125,492

RightNow Technologies Inc.(a)	672	10,812
Sapient Corp.(a)	3,038	20,385
Secure Computing Corp.(a)	127	1,236
Shutterfly Inc.(a)	543	17,327
Sohu.com Inc.(a)	1,026	38,690
SonicWALL Inc.(a)	624	5,448
Sourcefire Inc.(a)	248	2,252
Stamps.com Inc.(a)	649	7,769
Symantec Corp.(a)	4,838	93,760
TechTarget Inc.(a)	205	3,464
Terremark Worldwide Inc.(a)	1,798	12,892
TheStreet.com Inc.	772	9,349
Travelzoo Inc.(a)	279	6,403
TriZetto Group Inc. (The)(a)	1,688	29,557
United Online Inc.	692	10,387
ValueClick Inc.(a)	3,726	83,686
Vasco Data Security International Inc.(a)	980	34,604
VeriSign Inc.(a)	9,211	310,779
Vignette Corp.(a)	572	11,480
Vocus Inc.(a)	486	14,211
WebMD Health Corp. Class A(a)	282	14,692
Websense Inc.(a)	1,678	33,107
Yahoo! Inc.(a)	45,377	1,217,919

		11,670,854
INVESTMENT COMPANIES – 0.00%
BlackRock Kelso Capital Corp.	109	1,580
PennantPark Investment Corp.	537	7,196

		8,776
IRON & STEEL – 0.32%
AK Steel Holding Corp.(a)	4,153	182,524
Allegheny Technologies Inc.	3,865	424,957
Carpenter Technology Corp.	541	70,335
Cleveland-Cliffs Inc.	1,532	134,770
Nucor Corp.	2,528	150,340
Reliance Steel & Aluminum Co.	247	13,965
Steel Dynamics Inc.	1,177	54,966
Universal Stainless & Alloy Products Inc.(a)	133	5,292

		1,037,149
LEISURE TIME – 0.31%
Ambassadors Group Inc.	590	22,479
Ambassadors International Inc.	124	3,042
Carnival Corp.	6,885	333,441
Harley-Davidson Inc.	9,704	448,422
Life Time Fitness Inc.(a)	1,183	72,565
Marine Products Corp.	73	619
Nautilus Inc.	437	3,483
Polaris Industries Inc.	1,126	49,116
Town Sports International Holdings Inc.(a)	559	8,502
WMS Industries Inc.(a)	1,519	50,279

		991,948
LODGING – 1.15%
Ameristar Casinos Inc.	404	11,352
Boyd Gaming Corp.	2,097	89,856
Choice Hotels International Inc.	1,396	52,587
Gaylord Entertainment Co.(a)	659	35,072
Harrah’s Entertainment Inc.	4,057	352,675
Hilton Hotels Corp.	14,656	681,357
Las Vegas Sands Corp.(a)(b)	3,939	525,541
Marcus Corp.	281	5,395

Marriott International Inc. Class A	12,397	538,898
MGM MIRAGE(a)	4,474	400,155
Monarch Casino & Resort Inc.(a)	444	12,632
Morgans Hotel Group Co.(a)	760	16,530
MTR Gaming Group Inc.(a)	765	7,290
Orient-Express Hotels Ltd.	1,500	76,905
Riviera Holdings Corp.(a)	209	5,862
Starwood Hotels & Resorts Worldwide Inc.	8,101	492,136
Station Casinos Inc.	956	83,631
Wyndham Worldwide Corp.	504	16,511
Wynn Resorts Ltd.	2,065	325,361

		3,729,746
MACHINERY – 1.45%
AGCO Corp.(a)	2,230	113,217
Altra Holdings Inc.(a)	671	11,186
Applied Industrial Technologies Inc.	277	8,540
Astec Industries Inc.(a)	698	40,100
Bucyrus International Inc. Class A	1,397	101,883
Cascade Corp.	87	5,670
Caterpillar Inc.	24,091	1,889,457
Chart Industries Inc.(a)	302	9,712
Cognex Corp.	1,305	23,177
Columbus McKinnon Corp.(a)	391	9,732
Cummins Inc.	3,935	503,247
Deere & Co.	477	70,796
Flow International Corp.(a)	1,393	12,286
Flowserve Corp.	1,915	145,885
Gorman-Rupp Co. (The)	426	14,126
Graco Inc.	2,481	97,032
Hurco Companies Inc.(a)	211	11,407
IDEX Corp.	3,024	110,043
Intermec Inc.(a)	2,257	58,953
Intevac Inc.(a)	797	12,114
iRobot Corp.(a)(b)	570	11,332
Joy Global Inc.	4,050	205,983
Kadant Inc.(a)	28	784
Lindsay Corp.	166	7,267
Manitowoc Co. Inc. (The)	4,654	206,079
Middleby Corp. (The)(a)	511	32,980
Nordson Corp.	952	47,800
Rockwell Automation Inc.	5,960	414,280
Sauer-Danfoss Inc.	226	6,030
Tennant Co.	320	15,584
Terex Corp.(a)	3,907	347,801
TurboChef Technologies Inc.(a)	736	9,715
Twin Disc Inc.	168	9,778
Wabtec Corp.	1,817	68,065
Zebra Technologies Corp. Class A(a)	2,578	94,071

		4,726,112
MANUFACTURING – 2.99%
Actuant Corp. Class A	897	58,278
Acuity Brands Inc.	1,155	58,304
American Railcar Industries Inc.	367	8,081
Ameron International Corp.	34	3,596
AptarGroup Inc.	207	7,839
AZZ Inc.(a)	432	15,103
Barnes Group Inc.	1,562	49,859
Brink’s Co. (The)	1,630	91,084
Carlisle Companies Inc.	631	30,667
Ceradyne Inc.(a)	722	54,684
CLARCOR Inc.	948	32,431

Cooper Industries Ltd.	2,199	112,347
Danaher Corp.	9,236	763,910
Donaldson Co. Inc.	2,960	123,610
Dover Corp.	2,456	125,133
Eaton Corp.	645	63,881
ESCO Technologies Inc.(a)	964	32,043
FreightCar America Inc.	27	1,031
General Electric Co.	42,912	1,776,557
GenTek Inc.(a)	319	9,596
Harsco Corp.	3,138	185,989
Hexcel Corp.(a)	3,518	79,894
Honeywell International Inc.	25,086	1,491,864
Illinois Tool Works Inc.	13,898	828,877
Ingersoll-Rand Co. Ltd. Class A	695	37,857
ITT Industries Inc.	851	57,808
Koppers Holdings Inc.	360	13,900
Lancaster Colony Corp.	764	29,162
LSB Industries Inc.(a)(b)	549	12,984
Matthews International Corp. Class A	1,178	51,596
Myers Industries Inc.	1,045	20,712
Pall Corp.	4,187	162,874
Polypore International Inc.	215	3,023
Raven Industries Inc.	600	24,030
Reddy Ice Holdings Inc.	371	9,783
Roper Industries Inc.	3,290	215,495
Smith & Wesson Holding Corp.(a)	1,110	21,190
Sturm, Ruger & Co. Inc.(a)	840	15,044
Textron Inc.	9,382	583,654
3M Co.	25,328	2,370,194
Trinity Industries Inc.	2,617	98,242

		9,732,206
MEDIA – 2.72%
Acacia Research Corp. - Acacia Technologies Group(a)	1,061	15,575
Cablevision Systems Corp.(a)	2,715	94,862
Central European Media Enterprises Ltd.(a)	1,158	106,200
Citadel Broadcasting Corp.	2,486	10,342
CKX Inc.(a)	1,296	15,954
Clear Channel Communications Inc.	3,958	148,188
Comcast Corp. Class A(a)	68,137	1,647,553
Courier Corp.	281	9,894
Crown Media Holdings Inc. Class A(a)(b)	334	2,401
CTC Media Inc.(a)	1,940	42,602
Cumulus Media Inc. Class A(a)	494	5,049
DIRECTV Group Inc. (The)(a)	28,358	688,532
Discovery Holding Co. Class A(a)	5,768	166,407
Dolan Media Co.(a)	230	5,589
Dow Jones & Co. Inc.	2,224	132,773
EchoStar Communications Corp.(a)	7,890	369,331
Entravision Communications Corp.(a)	1,180	10,880
Gemstar-TV Guide International Inc.(a)	8,548	59,494
Liberty Global Inc. Class A(a)	7,408	303,876
LodgeNet Entertainment Corp.(a)	605	15,343
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	994	11,580
McGraw-Hill Companies Inc. (The)	12,930	658,266
Meredith Corp.	1,796	102,911
New York Times Co. (The) Class A(b)	1,342	26,518
News Corp. Class A	56,712	1,247,097
Nexstar Broadcasting Group Inc. Class A(a)	114	1,196
Sinclair Broadcast Group Inc. Class A	870	10,475
Sirius Satellite Radio Inc.(a)(b)	54,545	190,362

Spanish Broadcasting System Inc. Class A(a)	773	1,994
Sun-Times Media Group Inc. Class A(a)	1,332	3,024
Time Warner Cable Inc. Class A(a)	3,201	104,993
Time Warner Inc.	20,513	376,619
Value Line Inc.	47	2,316
Viacom Inc. Class B(a)	22,889	891,984
Walt Disney Co. (The)	32,639	1,122,455
Westwood One Inc.	2,353	6,471
Wiley (John) & Sons Inc. Class A	1,897	85,232
World Wrestling Entertainment Inc.	838	12,637
XM Satellite Radio Holdings Inc. Class A(a)	10,653	150,953

		8,857,928
METAL FABRICATE & HARDWARE – 0.31%
Ampco-Pittsburgh Corp.	21	827
Castle (A.M.) & Co.	145	4,727
Dynamic Materials Corp.	447	21,407
Foster (L.B.) Co. Class A(a)	361	15,689
Haynes International Inc.(a)	432	36,880
Kaydon Corp.	870	45,231
Ladish Co. Inc.(a)	210	11,651
Precision Castparts Corp.	5,170	765,057
RBC Bearings Inc.(a)	791	30,335
Sun Hydraulics Corp.	414	13,165
Valmont Industries Inc.	691	58,631

		1,003,600
MINING – 0.81%
AMCOL International Corp.	288	9,530
Apex Silver Mines Ltd.(a)	2,189	42,576
Brush Engineered Materials Inc.(a)	759	39,385
Century Aluminum Co.(a)	639	33,643
Coeur d’Alene Mines Corp.(a)(b)	5,378	20,383
Freeport-McMoRan Copper & Gold Inc.	11,819	1,239,695
Hecla Mining Co.(a)	4,490	40,185
Horsehead Holding Corp.(a)	109	2,444
Idaho General Mines Inc.(a)(b)	1,811	12,025
Kaiser Aluminum Corp.	561	39,590
Newmont Mining Corp.	6,728	300,943
Royal Gold Inc.	334	10,938
RTI International Metals Inc.(a)	863	68,401
Southern Copper Corp.(b)	2,781	344,371
Stillwater Mining Co.(a)	96	988
Titanium Metals Corp.(a)	2,547	85,477
Uranium Resources Inc.(a)	914	8,582
US Gold Corp.(a)	1,878	11,775
Vulcan Materials Co.	3,610	321,831

		2,632,762
OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	6,817	309,628

		309,628
OFFICE FURNISHINGS – 0.07%
Herman Miller Inc.	2,367	64,240
HNI Corp.	1,790	64,440

Interface Inc. Class A	2,043	36,876
Knoll Inc.	1,851	32,837
Steelcase Inc. Class A	2,429	43,673

		242,066

OIL & GAS – 3.88%
Alon USA Energy Inc.	486	16,417
Apco Argentina Inc.	88	9,277
Arena Resources Inc.(a)	611	40,020
Atlas America Inc.	856	44,195
ATP Oil & Gas Corp.(a)	795	37,389
Atwood Oceanics Inc.(a)	1,024	78,397
Berry Petroleum Co. Class A	592	23,437
Bill Barrett Corp.(a)	911	35,903
Bois d’Arc Energy Inc.(a)	591	11,329
BPZ Energy Inc.(a)(b)	2,163	16,871
Cabot Oil & Gas Corp.	3,616	127,139
Carrizo Oil & Gas Inc.(a)	850	38,131
Cheniere Energy Inc.(a)(b)	1,640	64,239
Chesapeake Energy Corp.	10,163	358,347
CNX Gas Corp.(a)	1,041	29,950
Comstock Resources Inc.(a)	1,222	37,686
Concho Resources Inc.(a)	703	10,411
Contango Oil & Gas Co.(a)	491	17,774
Continental Resources Inc.(a)	516	9,360
Crosstex Energy Inc.	1,379	52,278
Delek US Holdings Inc.	248	6,220
Delta Petroleum Corp.(a)	2,451	43,995
Denbury Resources Inc.(a)	4,519	201,954
Diamond Offshore Drilling Inc.	2,548	288,663
ENSCO International Inc.	5,158	289,364
Exxon Mobil Corp.	43,173	3,996,093
Frontier Oil Corp.	2,068	86,112
FX Energy Inc.(a)	1,330	9,909
GeoGlobal Resources Inc.(a)(b)	1,201	4,324
GlobalSantaFe Corp.	8,578	652,100
GMX Resources Inc.(a)(b)	428	13,769
Goodrich Petroleum Corp.(a)(b)	575	18,228
Grey Wolf Inc.(a)	543	3,557
Gulfport Energy Corp.(a)	739	17,485
Holly Corp.	1,686	100,873
Mariner Energy Inc.(a)	1,736	35,953
McMoRan Exploration Co.(a)	804	10,814
Nabors Industries Ltd.(a)	9,418	289,792
Noble Corp.	10,104	495,601
Noble Energy Inc.	905	63,386
Parallel Petroleum Corp.(a)	1,408	23,922
Parker Drilling Co.(a)	3,326	27,007
Penn Virginia Corp.	637	28,015
Petrohawk Energy Corp.(a)	3,263	53,578
Petroleum Development Corp.(a)	80	3,548
PetroQuest Energy Inc.(a)	1,550	16,632
Pride International Inc.(a)	4,582	167,472
Quicksilver Resources Inc.(a)	1,866	87,795
Range Resources Corp.	5,517	224,321
Rex Energy Corp.	178	1,433
Rosetta Resources Inc.(a)	1,024	18,780
Rowan Companies Inc.	2,949	107,874
Southwestern Energy Co.(a)	6,457	270,225
SulphCo Inc.(a)(b)	1,038	9,134
Sunoco Inc.	4,599	325,517
Tesoro Corp.	5,194	239,028
Transocean Inc.(a)	10,808	1,221,844
TXCO Resources Inc.(a)	1,260	11,290
Unit Corp.(a)	1,350	65,340
Valero Energy Corp.	16,248	1,091,541
Venoco Inc.(a)	770	13,206
W&T Offshore Inc.	653	15,920
Warren Resources Inc.(a)	2,345	29,406
Western Refining Inc.	527	21,386
XTO Energy Inc.	13,833	855,433

		12,616,389

OIL & GAS SERVICES – 3.69%
Baker Hughes Inc.	12,034	1,087,513
Basic Energy Services Inc.(a)	1,118	23,500
BJ Services Co.	11,129	295,475
Cal Dive International Inc.(a)	830	12,450
Cameron International Corp.(a)	4,170	384,849
CARBO Ceramics Inc.	758	38,453
Complete Production Services Inc.(a)	1,592	32,604
Dawson Geophysical Co.(a)	262	20,308
Dresser-Rand Group Inc.(a)	3,204	136,843
Dril-Quip Inc.(a)	997	49,202
Flotek Industries Inc.(a)	676	29,845
FMC Technologies Inc.(a)	4,935	284,552
Geokinetics Inc.(a)	255	5,954
Global Industries Ltd.(a)	3,431	88,383
Grant Prideco Inc.(a)	4,757	259,352
Gulf Island Fabrication Inc.	364	13,974
Halliburton Co.	34,411	1,321,382
Helix Energy Solutions Group Inc.(a)	2,719	115,449
Hercules Offshore Inc.(a)	3,176	82,925
ION Geophysical Corp.(a)	2,649	36,636
Lufkin Industries Inc.	559	30,756
MarkWest Hydrocarbon Inc.	240	13,951
Matrix Service Co.(a)	1,130	23,674
NATCO Group Inc. Class A(a)	649	33,586
National Oilwell Varco Inc.(a)	6,665	963,093
Newpark Resources Inc.(a)	2,889	15,485
Oceaneering International Inc.(a)	2,037	154,405
RPC Inc.	1,200	17,052
Schlumberger Ltd.	44,275	4,648,875
Smith International Inc.	7,559	539,713
Superior Energy Services Inc.(a)	3,009	106,639
Superior Offshore International Inc.(a)	239	2,689
Superior Well Services Inc.(a)	427	9,706
T-3 Energy Services Inc.(a)	186	7,931
Tetra Technologies Inc.(a)	2,710	57,289
Tidewater Inc.	1,382	86,845
Weatherford International Ltd.(a)	12,683	852,044
W-H Energy Services Inc.(a)	1,137	83,854
Willbros Group Inc.(a)	1,154	39,236

		12,006,472
PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	244	10,331
Ball Corp.	3,806	204,573
Crown Holdings Inc.(a)	6,100	138,836
Graphic Packaging Corp.(a)	2,565	11,594
Greif Inc. Class A	1,242	75,365
Owens-Illinois Inc.(a)	5,413	224,369
Packaging Corp. of America	3,454	100,408
Pactiv Corp.(a)	4,860	139,288
Sealed Air Corp.	828	21,164
Silgan Holdings Inc.	501	26,929

		952,857
PHARMACEUTICALS – 6.53%
Abbott Laboratories	57,871	3,103,043
Abraxis BioScience Inc.(a)	955	21,803
ACADIA Pharmaceuticals Inc.(a)	1,156	17,398
Adams Respiratory Therapeutics Inc.(a)(b)	1,327	51,143

Akorn Inc.(a)	2,055	15,392
Alexza Pharmaceuticals Inc.(a)	758	6,564
Alkermes Inc.(a)	3,752	69,037
Allergan Inc.	11,467	739,277
Allos Therapeutics Inc.(a)	1,558	7,401
Alnylam Pharmaceuticals Inc.(a)	1,202	39,390
Altus Pharmaceuticals Inc.(a)(b)	791	8,298
AmerisourceBergen Corp.	3,132	141,974
Amicus Therapeutics Inc.(a)	158	2,640
Amylin Pharmaceuticals Inc.(a)	4,909	245,450
Animal Health International Inc.(a)	263	2,927
Array BioPharma Inc.(a)	1,749	19,641
Auxilium Pharmaceuticals Inc.(a)	1,154	24,326
Barr Pharmaceuticals Inc.(a)	4,182	237,998
Bentley Pharmaceuticals Inc.(a)	375	4,680
Biodel Inc.(a)	183	3,118
BioMarin Pharmaceutical Inc.(a)	3,570	88,893
Bionovo Inc.(a)(b)	1,442	5,552
Bradley Pharmaceuticals Inc.(a)	139	2,530
Bristol-Myers Squibb Co.	73,948	2,131,181
Cadence Pharmaceuticals Inc.(a)	606	8,484
Caraco Pharmaceutical Laboratories Ltd.(a)	374	5,704
Cardinal Health Inc.	13,679	855,348
Cephalon Inc.(a)	2,470	180,458
Cubist Pharmaceuticals Inc.(a)	2,065	43,633
CV Therapeutics Inc.(a)(b)	2,214	19,882
Cypress Bioscience Inc.(a)	1,650	22,589
Cytrx Corp.(a)(b)	3,239	11,207
Dendreon Corp.(a)(b)	3,115	23,954
Discovery Laboratories Inc.(a)	3,153	8,482
DURECT Corp.(a)	2,589	14,188
Endo Pharmaceuticals Holdings Inc.(a)	4,987	154,647
Express Scripts Inc.(a)	8,271	461,687
Forest Laboratories Inc.(a)	12,077	450,351
Gilead Sciences Inc.(a)	35,124	1,435,518
HealthExtras Inc.(a)	1,154	32,116
Herbalife Ltd.	1,893	86,056
Hospira Inc.(a)	5,843	242,192
Idenix Pharmaceuticals Inc.(a)(b)	927	2,679
I-Flow Corp.(a)	766	14,240
ImClone Systems Inc.(a)	2,231	92,230
Indevus Pharmaceuticals Inc.(a)	2,070	14,304
Isis Pharmaceuticals Inc.(a)	1,581	23,668
Javelin Pharmaceuticals Inc.(a)	1,584	7,952
Jazz Pharmaceuticals Inc.(a)	205	2,296
K-V Pharmaceutical Co. Class A(a)	1,318	37,695
Ligand Pharmaceuticals Inc. Class B	3,365	17,969
Lilly (Eli) and Co.	18,233	1,038,005
Mannatech Inc.(b)	580	4,698
Medarex Inc.(a)	4,697	66,510
Medco Health Solutions Inc.(a)	10,513	950,270
Medicines Co. (The)(a)	1,931	34,391
Medicis Pharmaceutical Corp. Class A	2,083	63,552
Merck & Co. Inc.	67,254	3,476,359
MGI PHARMA INC.(a)	2,977	82,701
Mylan Laboratories Inc.	9,272	147,981
Nabi Biopharmaceuticals(a)	956	3,881
Nastech Pharmaceutical Co. Inc.(a)(b)	948	12,618
NBTY Inc.(a)	2,064	83,798
Neurocrine Biosciences Inc.(a)	750	7,500
Neurogen Corp.(a)	1,180	5,239
Noven Pharmaceuticals Inc.(a)	925	14,735
Obagi Medical Products Inc.(a)	203	3,749

Omnicare Inc.	547	18,122
Onyx Pharmaceuticals Inc.(a)	2,078	90,435
OSI Pharmaceuticals Inc.(a)	2,154	73,214
Osiris Therapeutics Inc.(a)(b)	479	6,170
Pain Therapeutics Inc.(a)(b)	1,340	12,529
Par Pharmaceutical Companies Inc.(a)	1,200	22,272
Penwest Pharmaceuticals Co.(a)(b)	871	9,590
Perrigo Co.	1,511	32,260
PetMed Express Inc.(a)	796	11,152
PharMerica Corp.(a)	271	4,043
Pharmion Corp.(a)	967	44,617
Poniard Pharmaceuticals Inc.(a)	870	4,933
POZEN Inc.(a)	948	10,485
Progenics Pharmaceuticals Inc.(a)	868	19,191
Rigel Pharmaceuticals Inc.(a)	980	9,241
Salix Pharmaceuticals Ltd.(a)	1,565	19,437
Santarus Inc.(a)	1,897	5,027
Schering-Plough Corp.	55,965	1,770,173
Sciele Pharma Inc.(a)	1,115	29,012
Sepracor Inc.(a)	3,974	109,285
Sirtris Pharmaceuticals Inc.(a)	209	3,570
Somaxon Pharmaceuticals Inc.(a)	380	3,865
Sucampo Pharmaceuticals Inc.	139	1,494
Synta Pharmaceuticals Corp.(a)	183	1,208
Synutra International Inc.(a)(b)	148	4,418
Tiens Biotech Group (USA) Inc.(a)(b)	10	34
Trubion Pharmaceuticals Inc.(a)	320	3,882
United Therapeutics Corp.(a)	776	51,635
USANA Health Sciences Inc.(a)(b)	311	13,606
Valeant Pharmaceuticals International(a)	3,542	54,830
Vanda Pharmaceuticals Inc.(a)	994	13,827
VCA Antech Inc.(a)	3,134	130,845
ViroPharma Inc.(a)	2,306	20,523
VIVUS Inc.(a)	2,179	10,808
Warner Chilcott Ltd. Class A(a)	3,383	60,116
Watson Pharmaceuticals Inc.(a)	2,221	71,960
Wyeth	26,630	1,186,367
XenoPort Inc.(a)	802	37,734
Zymogenetics Inc.(a)	1,449	18,909

		21,245,991
PIPELINES – 0.29%
Equitable Resources Inc.	3,451	179,003
Questar Corp.	2,200	115,566
Williams Companies Inc. (The)	18,850	642,031

		936,600
REAL ESTATE – 0.19%
CB Richard Ellis Group Inc. Class A(a)	7,284	202,787
Consolidated-Tomoka Land Co.	216	14,517
Forest City Enterprises Inc. Class A	2,692	148,491
Grubb & Ellis Co.(a)	593	5,515
Jones Lang LaSalle Inc.	1,376	141,398
St. Joe Co. (The)(b)	2,771	93,133
Thomas Properties Group Inc.	887	10,644

		616,485
REAL ESTATE INVESTMENT TRUSTS – 1.07%
Acadia Realty Trust	1,197	32,475
Alexander’s Inc.(a)	78	30,069
Alexandria Real Estate Equities Inc.	549	52,847
Apartment Investment and Management Co. Class A	200	9,026

Associated Estates Realty Corp.	551	7,185
CapitalSource Inc.	2,768	56,024
Corporate Office Properties Trust	145	6,036
Cousins Properties Inc.	1,515	44,480
Digital Realty Trust Inc.	1,985	78,189
Duke Realty Corp.	3,736	126,314
EastGroup Properties Inc.	723	32,723
Equity Inns Inc.	2,055	46,402
Equity Lifestyle Properties Inc.	753	39,005
Essex Property Trust Inc.	416	48,909
Federal Realty Investment Trust	1,088	96,397
FelCor Lodging Trust Inc.	2,328	46,397
First Industrial Realty Trust Inc.	1,032	40,114
General Growth Properties Inc.	4,550	243,971
Getty Realty Corp.	647	17,598
Glimcher Realty Trust	1,387	32,595
Health Care REIT Inc.	376	16,634
Highwoods Properties Inc.	1,504	55,152
Home Properties Inc.	953	49,728
Inland Real Estate Corp.	398	6,165
JER Investors Trust Inc.	498	6,200
Kilroy Realty Corp.	1,217	73,787
Kite Realty Group Trust	45	846
Macerich Co. (The)	2,677	234,452
Maguire Properties Inc.	605	15,627
Mid-America Apartment Communities Inc.	947	47,208
National Health Investors Inc.	55	1,700
Nationwide Health Properties Inc.	2,958	89,125
Omega Healthcare Investors Inc.	2,506	38,918
Post Properties Inc.	273	10,565
ProLogis	8,463	561,520
PS Business Parks Inc.	597	33,939
Public Storage	360	28,314
Quadra Realty Trust Inc.	248	2,363
Ramco-Gershenson Properties Trust	441	13,777
Saul Centers Inc.	399	20,549
Simon Property Group Inc.	4,595	459,500
Sun Communities Inc.	600	18,048
Tanger Factory Outlet Centers Inc.	1,167	47,369
Taubman Centers Inc.	1,100	60,225
UDR Inc.	5,068	123,254
Universal Health Realty Income Trust	144	5,116
Ventas Inc.	4,969	205,717
Washington Real Estate Investment Trust	1,681	55,776
Weingarten Realty Investors	2,869	118,949

		3,487,279
RETAIL – 7.26%
Abercrombie & Fitch Co. Class A	3,336	269,215
AC Moore Arts & Crafts Inc.(a)	638	10,055
Advance Auto Parts Inc.	3,975	133,401
Aeropostale Inc.(a)	2,890	55,083
AFC Enterprises Inc.(a)	653	9,828
American Eagle Outfitters Inc.	6,925	182,197
AnnTaylor Stores Corp.(a)	2,070	65,557
Applebee’s International Inc.	2,452	61,006
AutoZone Inc.(a)	1,727	200,574
Barnes & Noble Inc.	168	5,924
Bebe Stores Inc.	944	13,811
Bed Bath & Beyond Inc.(a)	10,493	358,021
Best Buy Co. Inc.	14,876	684,594
Big 5 Sporting Goods Corp.	850	15,895
Big Lots Inc.(a)(b)	4,039	120,524

BJ’s Restaurants Inc.(a)	635	13,367
Bon-Ton Stores Inc. (The)	121	2,749
Brinker International Inc.	4,004	109,870
Brown Shoe Co. Inc.	766	14,860
Buckle Inc. (The)	524	19,881
Buffalo Wild Wings Inc.(a)	568	21,425
Build-A-Bear Workshop Inc.(a)	589	10,461
Burger King Holdings Inc.	2,368	60,360
Cabela’s Inc. Class A(a)	186	4,399
Cache Inc.(a)	335	5,980
California Pizza Kitchen Inc.(a)	1,082	19,011
CarMax Inc.(a)	8,064	163,941
Carrols Restaurant Group Inc.(a)	373	4,178
Cash America International Inc.	1,049	39,442
Casual Male Retail Group Inc.(a)	1,229	11,012
Cato Corp. Class A	285	5,825
CBRL Group Inc.	553	22,562
CEC Entertainment Inc.(a)	493	13,247
Charlotte Russe Holding Inc.(a)	942	13,791
Cheesecake Factory Inc. (The)(a)	2,687	63,064
Chico’s FAS Inc.(a)	6,569	92,294
Children’s Place Retail Stores Inc. (The)(a)	835	20,274
Chipotle Mexican Grill Inc. Class B(a)	1,220	130,540
Christopher & Banks Corp.	1,347	16,326
Circuit City Stores Inc.	2,749	21,745
Citi Trends Inc.(a)	517	11,250
CKE Restaurants Inc.	2,351	38,110
Coldwater Creek Inc.(a)	2,305	25,032
Collective Brands Inc.(a)	1,085	23,935
Conn’s Inc.(a)(b)	26	621
Copart Inc.(a)	2,377	81,745
Costco Wholesale Corp.	11,550	708,824
CSK Auto Corp.(a)	99	1,054
CVS Caremark Corp.	29,626	1,174,078
Darden Restaurants Inc.	5,277	220,895
Deb Shops Inc.	172	4,625
Denny’s Corp.(a)	3,495	13,980
Dick’s Sporting Goods Inc.(a)	1,511	101,464
Dollar Tree Stores Inc.(a)	3,637	147,444
Dress Barn Inc.(a)	1,350	22,964
DSW Inc. Class A(a)(b)	607	15,278
EZCORP Inc.(a)	1,385	18,628
Family Dollar Stores Inc.	5,631	149,559
First Cash Financial Services Inc.(a)	983	23,022
GameStop Corp. Class A(a)	5,971	336,466
Gander Mountain Co.(a)	105	568
Genesco Inc.(a)	704	32,476
Guitar Center Inc.(a)	1,035	61,376
hhgregg Inc.(a)	98	1,029
Hibbett Sports Inc.(a)	1,179	29,239
Home Depot Inc.	36,825	1,194,603
Hot Topic Inc.(a)	832	6,207
IHOP Corp.	280	17,732
J. Crew Group Inc.(a)	1,452	60,258
Jack in the Box Inc.(a)	637	41,303
Jo-Ann Stores Inc.(a)	91	1,920
Jos. A. Bank Clothiers Inc.(a)(b)	673	22,492
Kohl’s Corp.(a)	12,066	691,744
Krispy Kreme Doughnuts Inc.(a)(b)	2,415	9,660
Limited Brands Inc.	13,342	305,398
Longs Drug Stores Corp.	1,162	57,717
Lowe’s Companies Inc.	56,581	1,585,400
lululemon athletica inc.(a)	386	16,224

McCormick & Schmick’s Seafood Restaurants Inc.(a)	511	9,622
McDonald’s Corp.	9,326	507,987
Men’s Wearhouse Inc. (The)	2,026	102,354
Morton’s Restaurant Group Inc.(a)	160	2,544
MSC Industrial Direct Co. Inc. Class A	1,716	86,812
New York & Co. Inc.(a)	810	4,941
99 Cents Only Stores(a)	980	10,065
Nordstrom Inc.	9,723	455,911
Nu Skin Enterprises Inc. Class A	1,249	20,184
Office Depot Inc.(a)	10,251	211,376
OfficeMax Inc.	1,291	44,243
O’Reilly Automotive Inc.(a)	4,259	142,293
P.F. Chang’s China Bistro Inc.(a)(b)	959	28,386
Pacific Sunwear of California Inc.(a)	2,131	31,539
Panera Bread Co. Class A(a)	1,058	43,166
Pantry Inc. (The)(a)	346	8,868
Papa John’s International Inc.(a)	498	12,171
PC Connection Inc.(a)	79	988
Penney (J.C.) Co. Inc.	8,499	538,582
Pep Boys - Manny, Moe & Jack (The)	278	3,900
PetSmart Inc.	5,072	161,797
PriceSmart Inc.	158	3,729
RadioShack Corp.	3,547	73,281
Rare Hospitality International Inc.(a)	916	34,909
Red Robin Gourmet Burgers Inc.(a)(b)	623	26,727
Retail Ventures Inc.(a)	1,032	10,743
Ross Stores Inc.	5,184	132,918
Ruby Tuesday Inc.	1,634	29,968
Ruth’s Chris Steak House Inc.(a)	706	10,061
Saks Inc.	4,520	77,518
Sally Beauty Co. Inc.(a)	3,492	29,507
School Specialty Inc.(a)	152	5,264
Select Comfort Corp.(a)(b)	1,838	25,640
Shoe Carnival Inc.(a)	105	1,657
Sonic Corp.(a)	2,489	58,243
Staples Inc.	26,902	578,124
Starbucks Corp.(a)	27,824	728,989
Stein Mart Inc.	144	1,096
Systemax Inc.(b)	234	4,783
Target Corp.	32,139	2,043,076
Texas Roadhouse Inc. Class A(a)	1,964	22,979
Tiffany & Co.	5,179	271,121
Tim Hortons Inc.	7,207	251,164
TJX Companies Inc. (The)	17,134	498,085
Tractor Supply Co.(a)	1,289	59,410
Triarc Companies Inc. Class B	2,348	29,373
Tween Brands Inc.(a)	1,146	37,635
Under Armour Inc. Class A(a)	923	55,214
Urban Outfitters Inc.(a)	4,220	91,996
Walgreen Co.	37,480	1,770,555
Wal-Mart Stores Inc.	66,492	2,902,376
Wendy’s International Inc.	3,254	113,597
Wet Seal Inc. Class A(a)	3,144	12,167
Williams-Sonoma Inc.	3,393	110,680
World Fuel Services Corp.	809	33,015
Yum! Brands Inc.	19,701	666,485
Zumiez Inc.(a)	644	28,574

		23,598,997
SAVINGS & LOANS – 0.09%
Abington Bancorp Inc.	89	868
Beneficial Mutual Bancorp. Inc.(a)	123	1,199

Capitol Federal Financial	564	19,289
Hudson City Bancorp Inc.	8,081	124,286
NewAlliance Bancshares Inc.	2,030	29,800
Oritani Financial Corp.(a)	205	3,247
People’s United Financial Inc.	5,606	96,872
TFS Financial Corp.(a)	696	9,006
Wauwatosa Holdings Inc.(a)	28	455

		285,022
SEMICONDUCTORS – 4.97%
Advanced Analogic Technologies Inc.(a)	1,424	15,151
Advanced Micro Devices Inc.(a)	8,394	110,801
Altera Corp.	13,455	323,996
AMIS Holdings Inc.(a)	2,492	24,197
Amkor Technology Inc.(a)	3,902	44,951
ANADIGICS Inc.(a)	2,196	39,704
Analog Devices Inc.	12,344	446,359
Applied Materials Inc.	51,843	1,073,150
Applied Micro Circuits Corp.(a)	4,035	12,751
Asyst Technologies Inc.(a)	1,652	8,739
ATMI Inc.(a)	1,116	33,201
AuthenTec Inc.(a)	192	1,920
Broadcom Corp. Class A(a)	17,635	642,619
Brooks Automation Inc.(a)	271	3,859
Cabot Microelectronics Corp.(a)	722	30,866
Cavium Networks Inc.(a)	164	5,330
Cirrus Logic Inc.(a)	1,840	11,776
Cohu Inc.	388	7,275
Conexant Systems Inc.(a)	4,846	5,815
Cree Inc.(a)(b)	782	24,320
Cypress Semiconductor Corp.(a)	5,636	164,628
Diodes Inc.(a)	1,114	35,759
DSP Group Inc.(a)	53	839
Emulex Corp.(a)	1,895	36,327
Entegris Inc.(a)	698	6,059
Exar Corp.(a)	1,025	13,387
Fairchild Semiconductor International Inc. Class A(a)	1,904	35,567
FormFactor Inc.(a)	1,784	79,156
Genesis Microchip Inc.(a)	331	2,595
Hittite Microwave Corp.(a)	613	27,064
Integrated Device Technology Inc.(a)	2,479	38,375
Intel Corp.	218,257	5,644,126
International Rectifier Corp.(a)	614	20,256
Intersil Corp. Class A	2,756	92,133
IPG Photonics Corp.(a)	376	7,392
IXYS Corp.(a)	563	5,872
KLA-Tencor Corp.	7,239	403,791
Kulicke and Soffa Industries Inc.(a)	1,964	16,655
Lam Research Corp.(a)	4,661	248,245
Linear Technology Corp.	8,366	292,726
LSI Corp.(a)	16,152	119,848
LTX Corp.(a)	2,319	8,279
Marvell Technology Group Ltd.(a)	17,923	293,400
Mattson Technology Inc.(a)	1,679	14,523
Maxim Integrated Products Inc.	12,135	356,162
MEMC Electronic Materials Inc.(a)	8,456	497,720
Micrel Inc.	2,072	22,378
Microchip Technology Inc.	8,284	300,875
Micron Technology Inc.(a)	9,199	102,109
Microsemi Corp.(a)	2,846	79,346
Microtune Inc.(a)	1,996	12,016
MIPS Technologies Inc. Class A(a)	1,615	12,759

MKS Instruments Inc.(a)	105	1,997
Monolithic Power Systems Inc.(a)	886	22,504
National Semiconductor Corp.	10,186	276,244
NetLogic Microsystems Inc.(a)(b)	616	22,244
Novellus Systems Inc.(a)	3,072	83,743
NVIDIA Corp.(a)	20,466	741,688
OmniVision Technologies Inc.(a)(b)	545	12,388
ON Semiconductor Corp.(a)	9,057	113,756
Pericom Semiconductor Corp.(a)	292	3,422
PLX Technology Inc.(a)	1,068	11,534
PMC-Sierra Inc.(a)	7,404	62,120
QLogic Corp.(a)	5,122	68,891
Rambus Inc.(a)	3,011	57,540
Rudolph Technologies Inc.(a)	555	7,676
Semitool Inc.(a)	151	1,465
Semtech Corp.(a)	1,940	39,731
Silicon Image Inc.(a)	2,970	15,296
Silicon Laboratories Inc.(a)	2,045	85,399
SiRF Technology Holdings Inc.(a)	1,974	42,145
Skyworks Solutions Inc.(a)	804	7,268
Standard Microsystems Corp.(a)	288	11,065
Supertex Inc.(a)	423	16,869
Syntax-Brillian Corp.(a)(b)	1,979	8,055
Techwell Inc.(a)	556	5,905
Teradyne Inc.(a)	3,570	49,266
Tessera Technologies Inc.(a)	1,790	67,125
Texas Instruments Inc.	53,912	1,972,640
Ultra Clean Holdings Inc.(a)	86	1,264
Ultratech Inc.(a)	459	6,362
Varian Semiconductor Equipment Associates Inc.(a)	2,979	159,436
Veeco Instruments Inc.(a)	156	3,023
Volterra Semiconductor Corp.(a)(b)	793	9,738
Xilinx Inc.	11,303	295,460
Zoran Corp.(a)	606	12,241

		16,152,647
SOFTWARE – 6.71%
ACI Worldwide Inc.(a)	1,389	31,044
Activision Inc.(a)	10,566	228,120
Actuate Corp.(a)	2,256	14,551
Acxiom Corp.	2,363	46,764
Adobe Systems Inc.(a)	22,089	964,406
Advent Software Inc.(a)	682	32,034
Allscripts Healthcare Solutions Inc.(a)	2,066	55,844
American Reprographics Co.(a)	1,114	20,854
ANSYS Inc.(a)	2,890	98,751
Aspen Technology Inc.(a)	3,284	47,027
Autodesk Inc.(a)	8,721	435,788
Automatic Data Processing Inc.	20,774	954,150
BEA Systems Inc.(a)	14,618	202,752
Blackbaud Inc.	1,383	34,907
Blackboard Inc.(a)	1,064	48,774
BladeLogic Inc.(a)	153	3,923
BMC Software Inc.(a)	7,484	233,725
Broadridge Financial Solutions Inc.	5,193	98,407
CA Inc.	9,601	246,938
Cerner Corp.(a)	2,454	146,774
Citrix Systems Inc.(a)	6,866	276,837
CommVault Systems Inc.(a)	1,322	24,483
Computer Programs and Systems Inc.	238	6,274
Compuware Corp.(a)	9,110	73,062
Concur Technologies Inc.(a)	1,410	44,443

CSG Systems International Inc.(a)	679	14,429
Digi International Inc.(a)	135	1,922
DivX Inc.(a)	869	12,922
Double-Take Software Inc.(a)	310	5,924
Dun & Bradstreet Corp. (The)	2,215	218,421
Eclipsys Corp.(a)	1,703	39,714
Electronic Arts Inc.(a)	11,717	656,035
Epicor Software Corp.(a)	2,170	29,881
EPIQ Systems Inc.(a)	963	18,124
Fair Isaac Corp.	215	7,764
FalconStor Software Inc.(a)	1,192	14,364
Fidelity National Information Services Inc.	6,171	273,807
Fiserv Inc.(a)	6,378	324,385
Global Payments Inc.	3,009	133,058
Glu Mobile Inc.(a)	275	2,494
Guidance Software Inc.(a)	123	1,558
IMS Health Inc.	6,534	200,202
Informatica Corp.(a)	3,263	51,229
infoUSA Inc.	409	3,800
InnerWorkings Inc.(a)(b)	872	15,025
InPhonic Inc.(a)(b)	169	465
Interactive Intelligence Inc.(a)	488	9,272
Intuit Inc.(a)	12,740	386,022
INVESTools Inc.(a)	1,489	18,002
JDA Software Group Inc.(a)	293	6,053
ManTech International Corp. Class A(a)	127	4,569
MasterCard Inc. Class A	3,012	445,686
Microsoft Corp.	308,338	9,083,637
MicroStrategy Inc. Class A(a)	304	24,119
Midway Games Inc.(a)(b)	865	3,771
MoneyGram International Inc.	3,113	70,323
Monotype Imaging Holdings Inc.	289	3,636
NAVTEQ Corp.(a)	3,709	289,191
Novell Inc.(a)	1,613	12,323
Nuance Communications Inc.(a)	4,916	94,928
Omnicell Inc.(a)	1,257	35,875
Omniture Inc.(a)	1,296	39,295
OpenTV Corp.(a)	2,189	3,240
Oracle Corp.(a)	144,854	3,136,089
Packeteer Inc.(a)	1,125	8,550
Parametric Technology Corp.(a)	1,957	34,091
Paychex Inc.	12,766	523,406
PDF Solutions Inc.(a)	435	4,298
Pegasystems Inc.	47	559
Phase Forward Inc.(a)	1,536	30,735
Progress Software Corp.(a)	1,532	46,420
PROS Holdings Inc.(a)	206	2,486
QAD Inc.	369	3,196
Quality Systems Inc.	636	23,297
Quest Software Inc.(a)	2,235	38,353
Red Hat Inc.(a)	7,202	143,104
Renaissance Learning Inc.(b)	314	3,796
Salesforce.com Inc.(a)	3,540	181,673
Schawk Inc.	55	1,241
SeaChange International Inc.(a)	460	3,183
SEI Investments Co.	4,858	132,526
Smith Micro Software Inc.(a)	1,109	17,811
Solera Holdings Inc.(a)	683	12,287
SourceForge Inc.(a)	2,519	6,172
SPSS Inc.(a)	684	28,140
Sybase Inc.(a)	360	8,327
Synchronoss Technologies Inc.(a)	685	28,811
Take-Two Interactive Software Inc.(a)(b)	2,396	40,924

Taleo Corp. Class A(a)	618	15,703
THQ Inc.(a)	2,494	62,300
Total System Services Inc.	1,394	38,725
Trident Microsystems Inc.(a)	2,127	33,798
Ultimate Software Group Inc.(a)	920	32,108
Unica Corp.(a)	367	4,121
VeriFone Holdings Inc.(a)	2,319	102,801
Visual Sciences Inc.(a)	762	11,003
VMware Inc. Class A(a)	1,174	99,790
Wind River Systems Inc.(a)	2,781	32,732

		21,818,653
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,067	25,779

		25,779
TELECOMMUNICATIONS – 5.23%
Acme Packet Inc.(a)	821	12,660
ADTRAN Inc.	1,138	26,208
Airvana Inc.(a)	179	1,083
Amdocs Ltd.(a)	7,520	279,669
American Tower Corp. Class A(a)	15,707	683,883
Anaren Inc.(a)	32	451
Anixter International Inc.(a)	954	78,657
Arris Group Inc.(a)	3,785	46,745
Aruba Networks Inc.(a)	176	3,520
Atheros Communications Inc.(a)	2,063	61,828
Avanex Corp.(a)	7,256	11,900
Avaya Inc.(a)	4,343	73,657
BigBand Networks Inc.(a)	464	2,970
Cbeyond Inc.(a)	770	31,408
C-COR Inc.(a)	1,847	21,222
Centennial Communications Corp.(a)	891	9,017
Ciena Corp.(a)	3,179	121,056
Cisco Systems Inc.(a)	228,065	7,551,232
Citizens Communications Co.	2,246	32,163
CommScope Inc.(a)	2,287	114,899
Comtech Telecommunications Corp.(a)	866	46,322
Consolidated Communications Holdings Inc.	414	8,119
Corning Inc.	59,111	1,457,086
CPI International Inc.(a)	267	5,076
Crown Castle International Corp.(a)	7,204	292,699
Ditech Networks Inc.(a)	473	2,493
Dobson Communications Corp. Class A(a)	5,452	69,731
EMS Technologies Inc.(a)	287	7,040
Extreme Networks Inc.(a)	248	952
FairPoint Communications Inc.	155	2,923
Finisar Corp.(a)	9,994	27,983
Foundry Networks Inc.(a)	4,725	83,963
General Communication Inc. Class A(a)	262	3,181
GeoEye Inc.(a)	465	11,974
Global Crossing Ltd.(a)	382	8,053
Globalstar Inc.(a)(b)	726	5,322
Golden Telecom Inc.	250	20,123
Harmonic Inc.(a)	2,962	31,427
Harris Corp.	5,100	294,729
Harris Stratex Networks Inc.(a)	940	16,422
Hughes Communications Inc.(a)	241	12,496
Hungarian Telephone and Cable Corp.(a)	52	1,022
Hypercom Corp.(a)	1,144	5,171
ICO Global Communications (Holdings) Ltd.(a)	1,631	5,676
Infinera Corp.(a)	365	7,355
InterDigital Inc.(a)	1,746	36,282

iPCS Inc.	472	16,232
Ixia(a)	1,141	9,950
JDS Uniphase Corp.(a)	4,205	62,907
Juniper Networks Inc.(a)	13,855	507,232
Knology Inc.(a)	501	8,382
Leap Wireless International Inc.(a)	1,905	155,010
Level 3 Communications Inc.(a)	58,162	270,453
MasTec Inc.(a)	1,321	18,586
MetroPCS Communications Inc.(a)	2,150	58,652
NETGEAR Inc.(a)	1,292	39,303
Network Equipment Technologies Inc.(a)	987	14,312
NeuStar Inc. Class A(a)	2,831	97,075
NII Holdings Inc. Class B(a)	6,492	533,318
North Pittsburgh Systems Inc.	488	11,595
Novatel Wireless Inc.(a)	1,358	30,759
NTELOS Holdings Corp.	1,035	30,491
Oplink Communications Inc.(a)	358	4,890
Opnext Inc.(a)	693	8,039
Optium Corp.(a)	153	1,588
ORBCOMM Inc.(a)	982	7,394
PAETEC Holding Corp.(a)	1,115	13,904
Polycom Inc.(a)	3,418	91,807
Premiere Global Services Inc.(a)	308	3,896
QUALCOMM Inc.	62,623	2,646,448
RF Micro Devices Inc.(a)	3,403	22,902
Rural Cellular Corp. Class A(a)	189	8,222
SAVVIS Inc.(a)	721	27,960
SBA Communications Corp.(a)	3,830	135,122
Shenandoah Telecommunications Co.	76	1,654
ShoreTel Inc.(a)	205	2,936
Sirenza Microdevices Inc.(a)	1,465	25,330
Sonus Networks Inc.(a)	9,415	57,432
Starent Networks Corp.(a)	275	5,805
Switch & Data Facilities Co. Inc.(a)	478	7,787
Sycamore Networks Inc.(a)	2,625	10,684
Symmetricom Inc.(a)	873	4,103
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone and Data Systems Inc.	1,713	114,343
Time Warner Telecom Inc. Class A(a)	4,990	109,630
United States Cellular Corp.(a)	214	21,015
UTStarcom Inc.(a)(b)	1,819	6,658
Veraz Networks Inc.(a)	341	2,394
Viasat Inc.(a)	904	27,870
Vonage Holdings Corp.(a)	1,143	1,189
Windstream Corp.	9,830	138,800

		17,001,907
TEXTILES – 0.04%
Cintas Corp.	3,854	142,983

		142,983
TOYS, GAMES & HOBBIES – 0.07%
Hasbro Inc.	2,000	55,760
Marvel Entertainment Inc.(a)	1,353	31,714
Mattel Inc.	6,577	154,296

		241,770
TRANSPORTATION – 2.10%
American Commercial Lines Inc.(a)	2,109	50,047
Arlington Tankers Ltd.	496	12,216
Burlington Northern Santa Fe Corp.	12,605	1,023,148
C.H. Robinson Worldwide Inc.	6,415	348,270
Celadon Group Inc.(a)	879	10,346

Con-way Inc.	1,326	60,996
CSX Corp.	2,785	119,003
Double Hull Tankers Inc.	792	11,793
Dynamex Inc.(a)	395	10,120
Eagle Bulk Shipping Inc.	417	10,734
Expeditors International Washington Inc.	8,069	381,664
FedEx Corp.	9,694	1,015,447
Forward Air Corp.	877	26,117
Frontline Ltd.	1,809	87,339
Genco Shipping & Trading Ltd.	37	2,425
Genesee & Wyoming Inc. Class A(a)	699	20,159
Golar LNG Ltd.	286	6,384
Heartland Express Inc.	710	10,139
Horizon Lines Inc. Class A	1,257	38,376
Hub Group Inc. Class A(a)	1,445	43,393
Hunt (J.B.) Transport Services Inc.	3,634	95,574
Kansas City Southern Industries Inc.(a)	1,720	55,332
Kirby Corp.(a)	1,986	87,662
Knight Transportation Inc.(b)	2,131	36,675
Knightsbridge Tankers Ltd.(b)	606	16,301
Landstar System Inc.	2,073	87,004
Norfolk Southern Corp.	7,551	391,972
Old Dominion Freight Line Inc.(a)	1,034	24,785
Pacer International Inc.	429	8,172
PHI Inc.(a)	261	7,867
Saia Inc.(a)	57	942
Ship Finance International Ltd.	1,175	30,867
Ultrapetrol (Bahamas) Ltd.(a)	200	3,322
Union Pacific Corp.	6,216	702,781
United Parcel Service Inc. Class B	25,252	1,896,425
Universal Truckload Services Inc.(a)	103	2,262
UTi Worldwide Inc.	3,688	84,750

		6,820,809
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	923	30,847
GATX Corp.	745	31,849
TAL International Group Inc.	71	1,780

		64,476
WATER – 0.01%
Aqua America Inc.	340	7,711
Consolidated Water Co. Ltd.(b)	535	16,061
SJW Corp.	29	990

		24,762

TOTAL COMMON STOCKS
(Cost: $280,402,021)		325,002,159
SHORT-TERM INVESTMENTS – 1.23%

MONEY MARKET FUNDS – 1.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	1,509,381	1,509,381
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	2,472,573	2,472,573

		3,981,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,981,954)		3,981,954

TOTAL INVESTMENTS IN SECURITIES – 101.16%
(Cost: $284,383,975)		328,984,113
SHORT POSITIONS(g) – (0.04)%

COMMON STOCKS – (0.04)%
Wachovia Corp.	(2,419)	(121,313)

		(121,313)

TOTAL SHORT POSITIONS
(Proceeds: $121,325)		(121,313)
Other Assets, Less Liabilities – (1.12)%		(3,645,634)

NET ASSETS – 100.00%		$325,217,166

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

(g)	See Note 1.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.09%
Catalina Marketing Corp.(a)	487	$15,774
Donnelley (R.H.) Corp.(a)	6,082	340,714
Gaiam Inc.(a)	359	8,627
Getty Images Inc.(a)	2,160	60,134
Harte-Hanks Inc.	1,272	25,033
Interpublic Group of Companies Inc. (The)(a)	15,197	157,745
Marchex Inc. Class B	520	4,945
ValueVision Media Inc. Class A(a)	408	3,023

		615,995
AEROSPACE & DEFENSE – 1.44%
AAR Corp.(a)	214	6,493
Alliant Techsystems Inc.(a)	389	42,518
Argon ST Inc.(a)	673	13,325
Curtiss-Wright Corp.	1,981	94,097
DRS Technologies Inc.	3,257	179,526
EDO Corp.	1,386	77,630
Esterline Technologies Corp.(a)	1,735	98,982
General Dynamics Corp.	29,610	2,501,157
Kaman Corp.	1,367	47,244
L-3 Communications Holdings Inc.	7,077	722,845
Moog Inc. Class A(a)	2,403	105,588
MTC Technologies Inc.(a)	592	11,432
Northrop Grumman Corp.	27,477	2,143,206
Orbital Sciences Corp.(a)	772	17,169
Raytheon Co.	18,246	1,164,460
Sequa Corp. Class A(a)	612	101,457
Spirit AeroSystems Holdings Inc. Class A(a)	1,089	42,406
Teledyne Technologies Inc.(a)	458	24,453
Triumph Group Inc.	1,091	89,146
United Technologies Corp.	32,947	2,651,575

		10,134,709
AGRICULTURE – 1.43%
Altria Group Inc.	76,669	5,330,796
Andersons Inc. (The)	1,313	63,050
Archer-Daniels-Midland Co.	55,510	1,836,271
Bunge Ltd.	10,265	1,102,974
Carolina Group	3,737	307,294
Maui Land & Pineapple Co. Inc.(a)	238	7,245
Reynolds American Inc.	14,567	926,316
Universal Corp.	2,285	111,851
UST Inc.	6,069	301,022
Vector Group Ltd.(b)	955	21,402

		10,008,221
AIRLINES – 0.24%
Alaska Air Group Inc.(a)	3,414	78,829

ExpressJet Holdings Inc.(a)	4,203	12,987
JetBlue Airways Corp.(a)(b)	13,019	120,035
Northwest Airlines Corp.(a)	7,508	133,642
Republic Airways Holdings Inc.(a)	3,077	65,140
SkyWest Inc.	5,457	137,353
Southwest Airlines Co.	52,466	776,497
UAL Corp.(a)	3,983	185,329
US Airways Group Inc.(a)	6,886	180,757

		1,690,569
APPAREL – 0.23%
Cherokee Inc.	171	6,560
Columbia Sportswear Co.	905	50,056
G-III Apparel Group Ltd.(a)	73	1,437
Jones Apparel Group Inc.	9,212	194,650
Kellwood Co.	2,195	37,425
K-Swiss Inc. Class A	1,478	33,861
Liz Claiborne Inc.	8,239	282,845
Maidenform Brands Inc.(a)	755	11,989
Oxford Industries Inc.	1,299	46,920
Perry Ellis International Inc.(a)	964	26,712
Quiksilver Inc.(a)	7,281	104,118
Steven Madden Ltd.	874	16,562
Timberland Co. Class A(a)	2,543	48,215
VF Corp.	7,624	615,638
Warnaco Group Inc. (The)(a)	1,903	74,350
Weyco Group Inc.	627	19,694
Wolverine World Wide Inc.	2,125	58,225

		1,629,257
AUTO MANUFACTURERS – 0.43%
A.S.V. Inc.(a)(b)	701	9,835
Ford Motor Co.(a)	171,788	1,458,480
General Motors Corp.	41,033	1,505,911
Wabash National Corp.	2,587	29,207

		3,003,433
AUTO PARTS & EQUIPMENT – 0.27%
Accuride Corp.(a)	1,994	24,147
Aftermarket Technology Corp.(a)	1,851	58,751
American Axle & Manufacturing Holdings Inc.	3,785	95,571
ArvinMeritor Inc.	6,041	101,610
Autoliv Inc.	2,749	164,253
BorgWarner Inc.	3,885	355,594
Commercial Vehicle Group Inc.(a)	1,807	23,184
Cooper Tire & Rubber Co.	5,215	127,246
Exide Technologies Inc.(a)(c)	5,138	33,397
Johnson Controls Inc.	3,487	411,850
Lear Corp.(a)	4,325	138,832
Miller Industries Inc.(a)	624	10,683
Modine Manufacturing Co.	2,744	73,045
Standard Motor Products Inc.	1,335	12,549
Superior Industries International Inc.(b)	1,929	41,840
Tenneco Inc.(a)	3,027	93,867
TRW Automotive Holdings Corp.(a)	3,596	113,921
Visteon Corp.(a)	5,328	27,439

		1,907,779
BANKS – 10.49%
Alabama National BanCorporation	1,436	111,893
AMCORE Financial Inc.	1,958	48,793
AmericanWest Bancorporation	1,458	28,591
Ameris Bancorp	1,145	20,702

Associated Banc-Corp	10,792	319,767
BancFirst Corp.	672	30,153
Banco Latinoamericano de Exportaciones SA	2,300	41,814
Bancorp Inc. (The)(a)	907	16,743
BancorpSouth Inc.	6,953	168,958
Bank Mutual Corp.	4,679	55,165
Bank of America Corp.	377,012	18,952,393
Bank of Hawaii Corp.	2,780	146,923
Bank of New York Mellon Corp. (The)	62,812	2,772,522
Bank of the Ozarks Inc.	216	6,594
Banner Corp.	1,321	45,429
BB&T Corp.	46,782	1,889,525
BOK Financial Corp.	1,883	96,805
Boston Private Financial Holdings Inc.	3,135	87,278
Capital City Bank Group Inc.(b)	1,078	33,634
Capital Corp of the West	805	14,828
Capitol Bancorp Ltd.	1,208	29,995
Cascade Bancorp(b)	1,708	38,020
Cathay General Bancorp	4,327	139,373
Centennial Bank Holdings Inc.(a)	4,669	29,882
Center Financial Corp.	852	11,851
Central Pacific Financial Corp.	2,604	76,037
Chemical Financial Corp.	2,102	50,974
Chittenden Corp.	3,901	137,159
Citizens Republic Bancorp Inc.	6,406	103,201
City Bank	1,028	29,524
City Holding Co.	1,455	52,977
City National Corp.	3,458	240,366
CoBiz Financial Inc.	765	13,097
Colonial BancGroup Inc. (The)	13,449	290,767
Columbia Banking System Inc.	1,526	48,557
Comerica Inc.	13,289	681,460
Commerce Bancorp Inc.	11,644	451,554
Commerce Bancshares Inc.	5,891	270,338
Community Bancorp(a)	882	22,173
Community Bank System Inc.	2,544	49,659
Community Banks Inc.	2,097	62,470
Community Trust Bancorp Inc.	1,286	38,631
Corus Bankshares Inc.(b)	3,292	42,862
Cullen/Frost Bankers Inc.	5,075	254,359
CVB Financial Corp.	5,615	65,696
Discover Financial Services LLC(a)	38,285	796,328
East West Bancorp Inc.	5,353	192,494
Enterprise Financial Services Corp.(b)	246	5,988
F.N.B. Corp. (Pennsylvania)	5,111	84,536
Fifth Third Bancorp	46,817	1,586,160
First Bancorp (North Carolina)	1,018	20,747
First BanCorp (Puerto Rico)	7,044	66,918
First Busey Corp. Class A	2,017	44,192
First Charter Corp.	2,977	89,816
First Citizens BancShares Inc. Class A	508	88,595
First Commonwealth Financial Corp.	6,264	69,280
First Community Bancorp	2,186	119,596
First Community Bancshares Inc.	852	30,868
First Financial Bancorp	2,806	35,861
First Financial Bankshares Inc.	1,653	66,418
First Financial Corp.	1,118	33,875
First Horizon National Corp.	10,781	287,421
First Indiana Corp.	1,043	32,667
First Merchants Corp.	1,547	33,353
First Midwest Bancorp Inc.	4,203	143,574
First Regional Bancorp(a)	709	17,392
1st Source Corp.	1,280	29,312

First State Bancorp	1,732	34,016
FirstMerit Corp.	6,807	134,506
Fremont General Corp.(b)	5,728	22,339
Frontier Financial Corp.	3,101	72,346
Fulton Financial Corp.	14,649	210,653
Glacier Bancorp Inc.	4,455	100,327
Great Southern Bancorp Inc.	880	21,859
Greater Bay Bancorp	4,322	119,287
Green Bancshares Inc.	956	34,846
Hancock Holding Co.	2,264	90,741
Hanmi Financial Corp.	3,435	53,208
Harleysville National Corp.	2,447	38,883
Heartland Financial USA Inc.	1,078	22,153
Heritage Commerce Corp.	1,210	25,616
Home Bancshares Inc.	975	21,245
Horizon Financial Corp.	1,035	20,990
Huntington Bancshares Inc.	31,196	529,708
IBERIABANK Corp.	983	51,755
Imperial Capital Bancorp Inc.	467	13,193
Independent Bank Corp. (Massachusetts)	1,205	35,788
Independent Bank Corp. (Michigan)	1,909	21,094
Integra Bank Corp.	1,758	31,873
International Bancshares Corp.	4,331	93,983
Irwin Financial Corp.	1,595	17,577
KeyCorp	33,328	1,077,494
K-Fed Bancorp	28	369
Lakeland Bancorp Inc.(b)	1,617	21,959
Lakeland Financial Corp.	1,030	23,803
M&T Bank Corp.	5,853	605,493
Macatawa Bank Corp.	1,306	17,670
MainSource Financial Group Inc.	1,588	27,996
Marshall & Ilsley Corp.	22,031	964,297
MB Financial Inc.	3,091	106,794
Midwest Banc Holdings Inc.	1,651	24,385
Nara Bancorp Inc.	1,892	29,553
National City Corp.	49,162	1,233,475
National Penn Bancshares Inc.	4,150	67,894
NBT Bancorp Inc.	2,879	62,589
Northern Trust Corp.	2,818	186,749
Old National Bancorp	5,623	93,173
Old Second Bancorp Inc.	1,111	31,663
Omega Financial Corp.	1,066	28,153
Oriental Financial Group Inc.	1,754	20,171
Pacific Capital Bancorp	3,982	104,727
Park National Corp.(b)	1,023	89,206
Peoples Bancorp Inc.	890	23,300
Pinnacle Financial Partners Inc.(a)	594	17,119
PNC Financial Services Group Inc. (The)	29,314	1,996,283
Popular Inc.	24,005	294,781
Preferred Bank	665	26,161
PrivateBancorp Inc.(b)	590	20,556
Prosperity Bancshares Inc.	3,007	99,712
Provident Bankshares Corp.	2,730	85,531
Regions Financial Corp.	59,927	1,766,648
Renasant Corp.	1,810	39,150
Republic Bancorp Inc. Class A	799	12,656
Royal Bancshares of Pennsylvania Inc. Class A	462	10,127
S&T Bancorp Inc.	2,101	67,421
Sandy Spring Bancorp Inc.	1,335	40,210
Santander BanCorp	371	4,764
SCBT Financial Corp.	776	26,803
Seacoast Banking Corp. of Florida(b)	1,255	23,468

Security Bank Corp.	1,384	17,328
Signature Bank(a)	128	4,509
Simmons First National Corp. Class A	1,191	31,371
South Financial Group Inc. (The)	6,275	142,693
Southside Bancshares Inc.	830	18,335
Southwest Bancorp Inc.	1,212	22,810
State Street Corp.	6,426	437,996
Sterling Bancorp	1,583	22,162
Sterling Bancshares Inc.	6,296	71,837
Sterling Financial Corp. (Pennsylvania)	2,236	38,347
Sterling Financial Corp. (Washington)	4,334	116,628
Suffolk Bancorp	145	4,649
Sun Bancorp Inc. (New Jersey)(a)	1,236	21,630
SunTrust Banks Inc.	30,320	2,294,314
Superior Bancorp(a)	1,427	12,600
Susquehanna Bancshares Inc.	4,411	88,661
SVB Financial Group(a)	2,358	111,675
SY Bancorp Inc.	1,038	28,068
Synovus Financial Corp.	14,781	414,607
Taylor Capital Group Inc.	490	13,686
TCF Financial Corp.	10,942	286,462
Texas Capital Bancshares Inc.(a)	1,744	37,915
Tompkins Financial Corp.	553	21,954
TriCo Bancshares	1,183	26,345
Trustmark Corp.	4,142	116,142
U.S. Bancorp	147,739	4,805,950
UCBH Holdings Inc.	8,451	147,723
UMB Financial Corp.	2,621	112,336
Umpqua Holdings Corp.	5,181	103,672
Union Bankshares Corp.	1,130	25,662
UnionBanCal Corp.	4,045	236,268
United Bancshares Inc.	3,042	92,598
United Community Banks Inc.	3,498	85,771
Univest Corp. of Pennsylvania	1,100	26,092
USB Holding Co. Inc.	959	22,278
Valley National Bancorp	10,183	225,859
Virginia Commerce Bancorp Inc.(a)	206	2,954
W Holding Co. Inc.	9,657	21,632
Wachovia Corp.	168,022	8,426,303
Washington Trust Bancorp Inc.	969	26,134
Webster Financial Corp.	4,782	201,418
Wells Fargo & Co.	285,240	10,160,249
WesBanco Inc.	1,768	44,165
West Coast Bancorp	1,332	37,842
Westamerica Bancorporation	1,875	93,394
Western Alliance Bancorporation(a)	607	14,307
Whitney Holding Corp.	5,712	150,683
Wilmington Trust Corp.	5,813	226,126
Wilshire Bancorp Inc.	1,285	14,096
Wintrust Financial Corp.	2,041	87,130
Yardville National Bancorp	840	28,249
Zions Bancorporation	9,217	632,931

		73,639,718
BEVERAGES – 1.02%
Anheuser-Busch Companies Inc.	23,871	1,193,311
Boston Beer Co. Inc. Class A(a)	110	5,353
Brown-Forman Corp. Class B	1,945	145,700
Coca-Cola Co. (The)	66,736	3,835,318
Coca-Cola Enterprises Inc.	26,555	643,162
Constellation Brands Inc. Class A(a)	16,410	397,286
Farmer Brothers Co.	574	14,281
Molson Coors Brewing Co. Class B	4,682	466,655

Pepsi Bottling Group Inc.	8,927	331,817
PepsiAmericas Inc.	4,994	162,005

		7,194,888
BIOTECHNOLOGY – 0.54%
Amgen Inc.(a)	26,333	1,489,658
Arena Pharmaceuticals Inc.(a)	5,157	56,469
ARIAD Pharmaceuticals Inc.(a)	2,448	11,334
Biogen Idec Inc.(a)	19,774	1,311,609
Bio-Rad Laboratories Inc. Class A(a)	1,584	143,352
Cambrex Corp.	2,423	26,386
Celera Group(a)	6,671	93,794
Charles River Laboratories International Inc.(a)	3,754	210,787
Cytokinetics Inc.(a)	764	3,912
Enzon Pharmaceuticals Inc.(a)	524	4,616
Immunomedics Inc.(a)	697	1,596
Incyte Corp.(a)	2,866	20,492
InterMune Inc.(a)	326	6,236
Invitrogen Corp.(a)	2,471	201,955
Martek Biosciences Corp.(a)	2,731	79,281
Maxygen Inc.(a)	2,060	14,029
Millennium Pharmaceuticals Inc.(a)	12,174	123,566
Molecular Insight Pharmaceuticals Inc.(a)	36	244
Momenta Pharmaceuticals Inc.(a)	1,128	12,848
Orexigen Therapeutics Inc.(a)	89	1,176
Telik Inc.(a)(b)	307	893
XOMA Ltd.(a)	1,567	5,343

		3,819,576
BUILDING MATERIALS – 0.26%
Armstrong World Industries Inc.(a)	1,644	66,730
Builders FirstSource Inc.(a)	1,203	12,968
Comfort Systems USA Inc.	3,091	43,892
Goodman Global Inc.(a)	588	14,041
Interline Brands Inc.(a)	1,399	32,163
Lennox International Inc.	4,230	142,974
LSI Industries Inc.	1,550	31,806
Masco Corp.	30,291	701,842
NCI Building Systems Inc.(a)	1,462	63,173
Owens Corning(a)	9,328	233,666
PGT Inc.(a)	625	4,956
Simpson Manufacturing Co. Inc.(b)	1,647	52,457
Texas Industries Inc.	1,367	107,309
Trex Co. Inc.(a)(b)	888	9,875
U.S. Concrete Inc.(a)	1,777	11,710
Universal Forest Products Inc.	1,410	42,159
USG Corp.(a)(b)	6,781	254,627

		1,826,348
CHEMICALS – 2.18%
Air Products and Chemicals Inc.	9,740	952,182
Airgas Inc.	416	21,478
Arch Chemicals Inc.	2,054	96,292
Ashland Inc.	4,750	285,997
Cabot Corp.	1,643	58,376
Celanese Corp. Class A	3,898	151,944
CF Industries Holdings Inc.	4,225	320,720
Chemtura Corp.	19,124	170,012
Cytec Industries Inc.	3,560	243,468
Dow Chemical Co. (The)	81,005	3,488,075
Du Pont (E.I.) de Nemours and Co.	66,014	3,271,654
Eastman Chemical Co.	7,180	479,121
Ferro Corp.	3,670	73,327

FMC Corp.	6,490	337,610
Fuller (H.B.) Co.	5,134	152,377
Georgia Gulf Corp.	2,909	40,435
Grace (W.R.) & Co.(a)	3,669	98,549
Hercules Inc.	5,196	109,220
Huntsman Corp.	7,644	202,490
Innophos Holdings Inc.	898	13,686
Innospec Inc.	2,030	46,243
International Flavors & Fragrances Inc.	1,923	101,650
Lubrizol Corp.	4,318	280,929
Lyondell Chemical Co.	19,647	910,638
Minerals Technologies Inc.	1,616	108,272
Mosaic Co. (The)(a)	7,484	400,544
NewMarket Corp.	1,023	50,516
NL Industries Inc.	606	6,866
Olin Corp.	6,242	139,696
OM Group Inc.(a)	2,522	133,187
PolyOne Corp.(a)	7,864	58,744
PPG Industries Inc.	13,944	1,053,469
Rockwood Holdings Inc.(a)	2,969	106,379
Rohm & Haas Co.	5,917	329,399
RPM International Inc.	1,429	34,225
Schulman (A.) Inc.	2,281	45,004
Sensient Technologies Corp.	3,980	114,903
Sigma-Aldrich Corp.	7,758	378,125
Spartech Corp.	2,701	46,079
Stepan Co.	524	16,197
Symyx Technologies Inc.(a)	1,281	11,132
Tronox Inc. Class B	3,508	31,677
UAP Holding Corp.	1,841	57,734
Valspar Corp. (The)	7,653	208,238
Westlake Chemical Corp.	1,624	41,136

		15,277,995
COAL – 0.00%
International Coal Group Inc.(a)(b)	4,953	21,991

		21,991
COMMERCIAL SERVICES – 0.61%
Aaron Rents Inc.	1,531	34,141
ABM Industries Inc.	3,391	67,752
Advance America Cash Advance Centers Inc.	450	4,801
Albany Molecular Research Inc.(a)	1,308	19,751
Avis Budget Group Inc.(a)	5,552	127,085
Barrett Business Services Inc.	208	4,957
BearingPoint Inc.(a)	17,052	69,061
Bowne & Co. Inc.	2,338	38,951
CBIZ Inc.(a)	2,891	22,983
CDI Corp.	862	24,033
Chemed Corp.	150	9,324
Clayton Holdings Inc.(a)	847	6,784
Coinstar Inc.(a)	1,688	54,303
Compass Diversified Holdings	1,789	28,731
Consolidated Graphics Inc.(a)	136	8,539
Convergys Corp.(a)	11,583	201,081
Cornell Companies Inc.(a)	898	21,148
CRA International Inc.(a)	116	5,590
Cross Country Healthcare Inc.(a)	2,497	43,623
Deluxe Corp.	4,392	161,801
Dollar Thrifty Automotive Group Inc.(a)	2,006	69,588
Donnelley (R.R.) & Sons Co.	18,752	685,573
DynCorp International Inc.(a)	1,835	42,407
Electro Rent Corp.	1,468	20,567

ExlService Holdings Inc.(a)	380	8,079
Exponent Inc.(a)	333	8,355
First Advantage Corp. Class A(a)	228	4,029
Forrester Research Inc.(a)	74	1,744
Genpact Ltd.(a)	465	7,882
Gevity HR Inc.	1,264	12,956
Global Cash Access Inc.(a)	205	2,171
Great Lakes Dredge & Dock Corp.(a)	95	832
HealthSpring Inc.(a)	1,521	29,659
Heidrick & Struggles International Inc.	91	3,317
Hertz Global Holdings Inc.(a)	9,440	214,477
Hewitt Associates Inc. Class A(a)	3,015	105,676
Home Solutions of America Inc.(a)(b)	2,571	8,716
ICT Group Inc.(a)	273	3,661
Integrated Electrical Services Inc.(a)	581	14,879
Interactive Data Corp.	1,978	55,780
Jackson Hewitt Tax Service Inc.	477	13,337
Kelly Services Inc. Class A	1,543	30,567
Kforce Inc.(a)	587	7,549
Korn/Ferry International(a)	659	10,880
Landauer Inc.	365	18,600
LECG Corp.(a)	1,184	17,642
Lincoln Educational Services Corp.(a)	110	1,434
Live Nation Inc.(a)	5,130	109,012
MAXIMUS Inc.	1,690	73,650
McKesson Corp.	1,965	115,522
Monro Muffler Brake Inc.	136	4,595
MPS Group Inc.(a)	7,823	87,226
Multi-Color Corp.	61	1,392
Navigant Consulting Inc.(a)	1,491	18,876
On Assignment Inc.(a)	2,343	21,884
PeopleSupport Inc.(a)	971	11,613
PharmaNet Development Group Inc.(a)	812	23,572
PHH Corp.(a)	4,527	118,970
PRA International(a)	560	16,464
Protection One Inc.(a)	98	1,315
Providence Service Corp. (The)(a)	238	6,988
QC Holdings Inc.	148	2,139
Rent-A-Center Inc.(a)	5,951	107,892
RSC Holdings Inc.(a)	794	13,022
SAIC Inc.(a)	9,565	183,552
Service Corp. International	24,868	320,797
Source Interlink Companies Inc.(a)(b)	2,348	8,265
Spherion Corp.(a)	2,386	19,708
Standard Parking Corp.(a)	172	6,844
Steiner Leisure Ltd.(a)	359	15,581
Stewart Enterprises Inc. Class A	8,619	65,677
TNS Inc.	2,046	32,859
United Rentals Inc.(a)	6,910	222,295
Valassis Communications Inc.(a)	2,059	18,366
Viad Corp.	1,782	64,152
Volt Information Sciences Inc.(a)	1,204	21,239
Watson Wyatt Worldwide Inc.	2,744	123,315
Western Union Co.	3,729	78,197
Wright Express Corp.(a)	279	10,181

		4,279,956
COMPUTERS – 1.37%
Affiliated Computer Services Inc. Class A(a)	4,554	228,793
Agilysys Inc.	2,612	44,143
CACI International Inc. Class A(a)	2,397	122,463
Cadence Design Systems Inc.(a)	17,243	382,622
Ceridian Corp.(a)	1,187	41,236

CIBER Inc.(a)	4,589	35,840
Computer Sciences Corp.(a)	14,737	823,798
Cray Inc.(a)	1,289	9,281
Data Domain Inc.(a)	420	12,999
Electronic Data Systems Corp.	18,274	399,104
Electronics For Imaging Inc.(a)	4,806	129,089
Gateway Inc.(a)	25,929	48,747
Hutchinson Technology Inc.(a)	2,198	54,071
Imation Corp.	2,980	73,099
Immersion Corp.(a)	2,521	41,294
Integral Systems Inc.(b)	266	5,716
International Business Machines Corp.	23,674	2,788,797
Lexmark International Inc. Class A(a)	3,649	151,543
Limelight Networks Inc.(a)	470	4,127
Manhattan Associates Inc.(a)	409	11,211
Mentor Graphics Corp.(a)	2,809	42,416
Mercury Computer Systems Inc.(a)	1,880	19,326
MTS Systems Corp.	582	24,211
NCR Corp.(a)	13,201	657,410
Ness Technologies Inc.(a)	1,843	20,126
Netezza Corp.(a)	258	3,228
Palm Inc.	8,748	142,330
Perot Systems Corp. Class A(a)	7,389	124,948
Quantum Corp.(a)	16,585	56,389
Rackable Systems Inc.(a)	2,182	28,301
RadiSys Corp.(a)	1,498	18,650
Rimage Corp.(a)	150	3,366
SanDisk Corp.(a)	7,901	435,345
Seagate Technology	28,713	734,479
SI International Inc.(a)	1,110	31,713
Silicon Graphics Inc.(a)	518	10,230
Silicon Storage Technology Inc.(a)	7,684	24,742
SRA International Inc. Class A(a)	1,493	41,923
STEC Inc.(a)	1,848	14,100
Sun Microsystems Inc.(a)	225,815	1,266,822
Unisys Corp.(a)	29,425	194,793
Virtusa Corp.(a)	112	1,680
Western Digital Corp.(a)	13,182	333,768

		9,638,269
COSMETICS & PERSONAL CARE – 1.70%
Alberto-Culver Co.	5,898	146,211
Avon Products Inc.	2,896	108,687
Chattem Inc.(a)	150	10,578
Colgate-Palmolive Co.	3,377	240,848
Elizabeth Arden Inc.(a)	2,060	55,538
Inter Parfums Inc.	105	2,485
Procter & Gamble Co. (The)	161,591	11,366,311
Revlon Inc. Class A(a)	16,638	19,134

		11,949,792
DISTRIBUTION & WHOLESALE – 0.22%
Beacon Roofing Supply Inc.(a)(b)	343	3,505
BlueLinx Holdings Inc.	977	6,878
Brightpoint Inc.(a)	451	6,770
Building Materials Holding Corp.(b)	2,488	26,323
Central European Distribution Corp.(a)	436	20,889
Core-Mark Holding Co. Inc.(a)	774	27,268
Genuine Parts Co.	14,507	725,350
Grainger (W.W.) Inc.	980	89,366
Ingram Micro Inc. Class A(a)	12,270	240,615
NuCO2 Inc.(a)	291	7,490
Owens & Minor Inc.(b)	2,814	107,185

ScanSource Inc.(a)	226	6,353
Tech Data Corp.(a)	4,652	186,638
United Stationers Inc.(a)	861	47,803
Watsco Inc.	137	6,361

		1,508,794
DIVERSIFIED FINANCIAL SERVICES – 9.42%
Accredited Home Lenders Holding Co.(a)(b)	1,821	21,251
Advanta Corp. Class B	1,622	44,475
AmeriCredit Corp.(a)	9,299	163,476
Ameriprise Financial Inc.	20,043	1,264,914
Ampal-American Israel Corp. Class A(a)(b)	1,480	8,318
Asset Acceptance Capital Corp.	1,430	16,588
Asta Funding Inc.(b)	321	12,301
Bear Stearns Companies Inc. (The)	10,110	1,241,609
BlackRock Inc.	2,344	406,473
Calamos Asset Management Inc. Class A	1,850	52,225
Capital One Financial Corp.	33,251	2,208,864
Centerline Holding Co.	1,919	29,457
CIT Group Inc.	16,382	658,556
Citigroup Inc.	420,225	19,611,901
CompuCredit Corp.(a)	686	14,893
Countrywide Financial Corp.	50,379	957,705
Cowen Group Inc.(a)	1,340	18,519
Delta Financial Corp.(b)	1,398	6,864
E*TRADE Financial Corp.(a)	22,829	298,147
Edwards (A.G.) Inc.	857	71,774
Encore Capital Group Inc.(a)	1,142	13,476
eSpeed Inc.(a)	1,647	14,049
Evercore Partners Inc. Class A	699	18,377
FBR Capital Markets Corp.(a)	1,868	24,060
Federal Agricultural Mortgage Corp.(b)	874	25,661
Federal Home Loan Mortgage Corp.	34,148	2,015,073
Federal National Mortgage Association	82,681	5,027,832
Financial Federal Corp.	2,275	63,723
Friedman, Billings, Ramsey Group Inc. Class A	13,634	62,853
GAMCO Investors Inc. Class A	349	19,125
Goldman Sachs Group Inc. (The)	19,506	4,227,730
IndyMac Bancorp Inc.(b)	6,223	146,925
Interactive Brokers Group Inc.(a)	1,879	49,343
Janus Capital Group Inc.	3,358	94,964
Jefferies Group Inc.	10,610	295,276
JPMorgan Chase & Co.	290,226	13,298,155
KBW Inc.(a)	2,326	66,942
Knight Capital Group Inc. Class A(a)	5,166	61,785
LaBranche & Co. Inc.(a)	4,501	21,065
Legg Mason Inc.	6,613	557,410
Lehman Brothers Holdings Inc.	45,267	2,794,332
Merrill Lynch & Co. Inc.	55,797	3,977,210
MF Global Ltd.(a)	3,796	110,084
Morgan Stanley	84,449	5,320,287
Nasdaq Stock Market Inc. (The)(a)	1,906	71,818
National Financial Partners Corp.	1,046	55,417
Nelnet Inc. Class A	1,368	24,952
NewStar Financial Inc.(a)	587	6,598
Ocwen Financial Corp.(a)	3,006	28,347
Penson Worldwide Inc.(a)	75	1,386
Piper Jaffray Companies(a)	1,600	85,760
Raymond James Financial Inc.	7,957	261,387
Sanders Morris Harris Group Inc.	1,569	15,925
Stewart (W.P.) & Co. Ltd.(b)	1,011	10,029
Student Loan Corp. (The)	341	61,489

SWS Group Inc.	1,653	29,242
Thomas Weisel Partners Group Inc.(a)	1,821	26,423
Waddell & Reed Financial Inc. Class A	1,162	31,409

		66,124,229
ELECTRIC – 5.05%
ALLETE Inc.	2,168	97,040
Alliant Energy Corp.	9,734	373,007
Ameren Corp.	17,601	924,052
American Electric Power Co. Inc.	33,886	1,561,467
Aquila Inc.(a)	31,703	127,129
Avista Corp.	4,460	90,761
Black Hills Corp.	3,184	130,608
Central Vermont Public Service Corp.	863	31,534
CH Energy Group Inc.	1,337	63,909
Cleco Corp.	5,049	127,588
CMS Energy Corp.	18,995	319,496
Consolidated Edison Inc.	22,986	1,064,252
Constellation Energy Group Inc.	3,416	293,059
Dominion Resources Inc.	24,755	2,086,846
DPL Inc.	4,438	116,542
DTE Energy Co.	14,984	725,825
Duke Energy Corp.	106,935	1,998,615
Dynegy Inc. Class A(a)	23,972	221,501
Edison International	27,695	1,535,688
El Paso Electric Co.(a)	3,875	89,629
Empire District Electric Co. (The)	2,566	57,966
Energy East Corp.	13,533	366,068
EnerNOC Inc.(a)	56	2,138
Entergy Corp.	16,759	1,814,832
Exelon Corp.	31,308	2,359,371
FirstEnergy Corp.	25,898	1,640,379
FPL Group Inc.	34,564	2,104,256
Great Plains Energy Inc.	7,278	209,679
Hawaiian Electric Industries Inc.	6,934	150,537
IDACORP Inc.	3,725	121,956
Integrys Energy Group Inc.	6,404	328,077
MDU Resources Group Inc.	15,543	432,717
MGE Energy Inc.	1,793	59,958
Mirant Corp.(a)	6,818	277,356
Northeast Utilities	13,229	377,953
NorthWestern Corp.	3,037	82,515
NRG Energy Inc.(a)	4,000	169,160
NSTAR	9,038	314,613
OGE Energy Corp.	7,765	257,021
Otter Tail Corp.	2,515	89,660
Pepco Holdings Inc.	16,496	446,712
PG&E Corp.	29,922	1,430,272
Pike Electric Corp.(a)	352	6,604
Pinnacle West Capital Corp.	8,597	339,667
PNM Resources Inc.	6,484	150,948
Portland General Electric Co.	2,577	71,641
PPL Corp.	8,376	387,809
Progress Energy Inc.	21,911	1,026,530
Public Service Enterprise Group Inc.	21,532	1,894,601
Puget Energy Inc.	9,883	241,837
Reliant Energy Inc.(a)	29,078	744,397
SCANA Corp.	9,983	386,741
Sierra Pacific Resources Corp.	15,987	251,476
Southern Co. (The)	63,865	2,317,022
TECO Energy Inc.	17,736	291,402
TXU Corp.	10,438	714,690
UIL Holdings Corp.	2,129	67,063

UniSource Energy Corp.	2,987	89,281
Westar Energy Inc.	7,520	184,691
Wisconsin Energy Corp.	10,002	450,390
Xcel Energy Inc.	34,804	749,678

		35,438,212
ELECTRICAL COMPONENTS & EQUIPMENT – 0.22%
Emerson Electric Co.	11,453	609,529
Encore Wire Corp.	1,978	49,707
Energizer Holdings Inc.(a)	1,349	149,537
EnerSys Inc.(a)	1,807	32,110
GrafTech International Ltd.(a)	8,869	158,223
Greatbatch Inc.(a)	239	6,355
Hubbell Inc. Class B	3,358	191,809
Insteel Industries Inc.	830	12,740
Lamson & Sessions Co. (The)(a)	1,036	27,931
Littelfuse Inc.(a)	1,297	46,290
Molex Inc.	5,008	134,865
Powell Industries Inc.(a)	229	8,677
Power-One Inc.(a)	5,938	30,284
Superior Essex Inc.(a)	1,730	64,494
Universal Display Corp.(a)(b)	765	13,556

		1,536,107
ELECTRONICS – 0.82%
Analogic Corp.	1,178	75,109
Applied Biosystems Group	12,996	450,181
Arrow Electronics Inc.(a)	4,713	200,397
Avnet Inc.(a)	5,219	208,029
AVX Corp.	3,430	55,223
Badger Meter Inc.	182	5,833
Bel Fuse Inc. Class B	1,006	34,868
Benchmark Electronics Inc.(a)	4,950	118,157
Brady Corp. Class A	4,265	153,028
Checkpoint Systems Inc.(a)	3,332	87,931
Coherent Inc.(a)	1,779	57,070
CTS Corp.	3,035	39,151
Cubic Corp.	476	20,073
Cymer Inc.(a)	708	27,180
Eagle Test Systems Inc.(a)	74	949
Electro Scientific Industries Inc.(a)	2,475	59,301
Excel Technology Inc.(a)	829	20,684
Jabil Circuit Inc.	5,763	131,627
KEMET Corp.(a)	7,100	52,185
L-1 Identity Solutions Inc.(a)	2,338	44,071
Measurement Specialties Inc.(a)	730	20,367
Methode Electronics Inc.	3,097	46,610
Multi-Fineline Electronix Inc.(a)	389	5,769
OSI Systems Inc.(a)	680	15,307
Park Electrochemical Corp.	1,712	57,489
PerkinElmer Inc.	7,587	221,616
Plexus Corp.(a)	1,546	42,360
Rofin-Sinar Technologies Inc.(a)	136	9,549
Rogers Corp.(a)	1,496	61,620
Sanmina-SCI Corp.(a)	34,879	73,943
Solectron Corp.(a)	54,377	212,070
Sonic Solutions Inc.(a)	1,391	14,564
Stoneridge Inc.(a)	1,205	12,291
Technitrol Inc.	2,166	58,374
Tektronix Inc.	5,346	148,298
Thermo Fisher Scientific Inc.(a)	18,036	1,041,038
TTM Technologies Inc.(a)	3,145	36,388

Tyco Electronics Ltd.(a)	42,143	1,493,126
Varian Inc.(a)	1,088	69,208
Vishay Intertechnology Inc.(a)	12,998	169,364
Watts Water Technologies Inc. Class A	2,657	81,570
X-Rite Inc.	1,816	26,223
Zygo Corp.(a)	1,383	18,020

		5,776,211
ENERGY - ALTERNATE SOURCES – 0.02%
Aventine Renewable Energy Holdings Inc.(a)	980	10,359
Comverge Inc.(a)	138	4,535
Evergreen Energy Inc.(a)(b)	4,563	23,271
Headwaters Inc.(a)	3,331	49,565
MGP Ingredients Inc.	768	7,887
Pacific Ethanol Inc.(a)(b)	1,056	10,159
US BioEnergy Corp.(a)	360	2,776
VeraSun Energy Corp.(a)(b)	356	3,916

		112,468
ENGINEERING & CONSTRUCTION – 0.19%
AECOM Technology Corp.(a)	769	26,861
Dycom Industries Inc.(a)	1,794	54,950
EMCOR Group Inc.(a)	5,396	169,219
Granite Construction Inc.	1,293	68,555
Insituform Technologies Inc. Class A(a)	2,305	35,105
KBR Inc.(a)	14,389	557,862
Perini Corp.(a)	523	29,251
Shaw Group Inc. (The)(a)	584	33,930
URS Corp.(a)	3,392	191,478
Washington Group International Inc.(a)	2,092	183,699

		1,350,910
ENTERTAINMENT – 0.08%
Bluegreen Corp.(a)	1,794	13,903
Carmike Cinemas Inc.(b)	1,063	19,527
Churchill Downs Inc.	797	39,818
Cinemark Holdings Inc.	1,278	23,720
DreamWorks Animation SKG Inc. Class A(a)	1,160	38,767
Great Wolf Resorts Inc.(a)	2,599	32,124
International Speedway Corp. Class A	2,939	134,783
Isle of Capri Casinos Inc.(a)	1,223	23,787
Lakes Entertainment Inc.(a)	734	6,995
Magna Entertainment Corp. Class A(a)	3,406	7,732
Pinnacle Entertainment Inc.(a)	2,337	63,637
Regal Entertainment Group Class A	1,251	27,459
Six Flags Inc.(a)(b)	5,965	20,639
Speedway Motorsports Inc.	1,175	43,475
Steinway Musical Instruments Inc.	676	20,023
Warner Music Group Corp.	1,362	13,756

		530,145
ENVIRONMENTAL CONTROL – 0.20%
Allied Waste Industries Inc.(a)	20,519	261,617
American Ecology Corp.	100	2,119
Calgon Carbon Corp.(a)(b)	3,400	47,464
Casella Waste Systems Inc. Class A(a)	1,921	24,089
Metal Management Inc.	1,997	108,237
Mine Safety Appliances Co.	1,487	70,053
Republic Services Inc.	1,492	48,803
Tetra Tech Inc.(a)	1,983	41,881
Waste Connections Inc.(a)	1,655	52,563
Waste Management Inc.	19,342	729,967
Waste Services Inc.(a)	1,645	15,973

		1,402,766

FOOD – 2.17%
Benihana Inc.(a)	111	1,921
Cal-Maine Foods Inc.	994	25,089
Campbell Soup Co.	8,433	312,021
Chiquita Brands International Inc.(a)(b)	3,596	56,925
ConAgra Foods Inc.	42,298	1,105,247
Corn Products International Inc.	6,298	288,889
Dean Foods Co.	10,276	262,860
Del Monte Foods Co.	17,085	179,392
Flowers Foods Inc.	3,754	81,837
Fresh Del Monte Produce Inc.	2,401	69,029
General Mills Inc.	25,267	1,465,739
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,328	40,451
Hain Celestial Group Inc.(a)	3,360	107,957
Heinz (H.J.) Co.	12,444	574,913
Hershey Co. (The)	4,188	194,365
Hormel Foods Corp.	6,257	223,875
Imperial Sugar Co.(b)	995	25,999
Ingles Markets Inc. Class A	149	4,270
J&J Snack Foods Corp.	383	13,336
Kellogg Co.	6,620	370,720
Kraft Foods Inc.	136,303	4,703,817
Kroger Co. (The)	22,055	629,009
Lance Inc.	1,886	43,416
McCormick & Co. Inc. NVS	3,729	134,132
Nash Finch Co.(b)	623	24,814
Performance Food Group Co.(a)	2,991	90,119
Pilgrim’s Pride Corp.	3,417	118,672
Ralcorp Holdings Inc.(a)	1,696	94,671
Ruddick Corp.	3,480	116,719
Safeway Inc.	37,481	1,240,996
Sanderson Farms Inc.	554	23,085
Sara Lee Corp.	29,944	499,765
Seaboard Corp.	29	56,840
Smithfield Foods Inc.(a)	9,233	290,839
Smucker (J.M.) Co. (The)	4,790	255,882
Spartan Stores Inc.	1,180	26,585
SUPERVALU Inc.	17,889	697,850
Tootsie Roll Industries Inc.	2,311	61,311
TreeHouse Foods Inc.(a)	2,640	71,412
Tyson Foods Inc. Class A	22,611	403,606
Village Super Market Inc. Class A	259	13,468
Weis Markets Inc.	1,048	44,739
Winn-Dixie Stores Inc.(a)	2,741	51,312
Wrigley (William Jr.) Co.	2,430	156,079

		15,253,973
FOREST PRODUCTS & PAPER – 0.80%
Bowater Inc.	4,758	70,989
Buckeye Technologies Inc.(a)	3,219	48,736
Domtar Corp.(a)	18,763	153,857
Glatfelter (P.H.) Co.	3,807	56,496
International Paper Co.	37,077	1,329,952
Louisiana-Pacific Corp.	8,826	149,777
MeadWestvaco Corp.	15,762	465,452
Mercer International Inc.(a)	2,693	25,449
Neenah Paper Inc.	391	12,938
Plum Creek Timber Co. Inc.	13,884	621,448
Potlatch Corp.	3,300	148,599
Rayonier Inc.	6,152	295,542
Rock-Tenn Co. Class A	2,973	85,920

Schweitzer-Mauduit International Inc.	1,332	31,036
Smurfit-Stone Container Corp.(a)	21,574	251,984
Temple-Inland Inc.	9,023	474,880
Wausau Paper Corp.	3,762	41,946
Weyerhaeuser Co.	18,382	1,329,019
Xerium Technologies Inc.	884	4,774

		5,598,794
GAS – 0.60%
AGL Resources Inc.	6,580	260,700
Atmos Energy Corp.	7,516	212,853
Energen Corp.	6,153	351,459
EnergySouth Inc.	431	21,731
Laclede Group Inc. (The)	1,831	59,105
New Jersey Resources Corp.	2,370	117,528
Nicor Inc.	3,807	163,320
NiSource Inc.	23,414	448,144
Northwest Natural Gas Co.	2,282	104,287
Piedmont Natural Gas Co.	6,311	158,343
SEMCO Energy Inc.(a)	3,007	23,725
Sempra Energy	22,390	1,301,307
South Jersey Industries Inc.	2,495	86,826
Southern Union Co.	9,093	282,883
Southwest Gas Corp.	3,564	100,826
UGI Corp.	8,985	233,430
Vectren Corp.	6,469	176,539
WGL Holdings Inc.	4,164	141,118

		4,244,124
HAND & MACHINE TOOLS – 0.15%
Black & Decker Corp. (The)	2,692	224,244
Kennametal Inc.	1,384	116,228
Lincoln Electric Holdings Inc.	1,149	89,174
Regal Beloit Corp.	2,700	129,303
Snap-On Inc.	4,905	242,994
Stanley Works (The)	4,790	268,863

		1,070,806
HEALTH CARE - PRODUCTS – 2.10%
AngioDynamics Inc.(a)	979	18,454
Bausch & Lomb Inc.	3,605	230,720
Beckman Coulter Inc.	986	72,727
Boston Scientific Corp.(a)	113,253	1,579,879
Cantel Medical Corp.(a)	977	15,251
CONMED Corp.(a)	2,393	66,980
Cooper Companies Inc. (The)	2,260	118,469
Covidien Ltd.(a)	42,110	1,747,565
Datascope Corp.	1,090	36,853
Haemonetics Corp.(a)	161	7,957
Hansen Medical Inc.(a)(b)	154	4,175
Hillenbrand Industries Inc.	4,323	237,851
ICU Medical Inc.(a)	360	13,950
Insulet Corp.(a)	127	2,762
Invacare Corp.	2,432	56,860
Inverness Medical Innovations Inc.(a)	2,849	157,607
Johnson & Johnson	153,806	10,105,054
Kensey Nash Corp.(a)	261	6,815
Kinetic Concepts Inc.(a)	825	46,431
Masimo Corp.(a)	142	3,644
Medical Action Industries Inc.(a)	184	4,353
Merit Medical Systems Inc.(a)	2,002	25,986
Orthofix International NV(a)	581	28,452
Steris Corp.	2,980	81,443

Symmetry Medical Inc.(a)	2,718	45,391
TomoTherapy Inc.(a)	122	2,834
Vital Images Inc.(a)	78	1,523
Vital Sign Inc.	85	4,432
Wright Medical Group Inc.(a)	160	4,291
Zoll Medical Corp.(a)	425	11,016

		14,739,725
HEALTH CARE - SERVICES – 0.64%
Aetna Inc.	8,368	454,131
Alliance Imaging Inc.(a)	871	7,891
Amedisys Inc.(a)	129	4,956
American Dental Partners Inc.(a)	70	1,961
AMERIGROUP Corp.(a)	4,461	153,815
AmSurg Corp.(a)	2,589	59,728
Apria Healthcare Group Inc.(a)	2,173	56,520
Assisted Living Concepts Inc.(a)	3,628	33,160
Brookdale Senior Living Inc.	2,411	95,982
Capital Senior Living Corp.(a)	1,456	12,260
Centene Corp.(a)	1,122	24,134
Community Health Systems Inc.(a)	7,405	232,813
Coventry Health Care Inc.(a)	861	53,563
Emeritus Corp.(a)	425	11,517
Gentiva Health Services Inc.(a)	1,616	31,043
Health Management Associates Inc. Class A	20,502	142,284
HealthSouth Corp.(a)	6,662	116,652
Kindred Healthcare Inc.(a)	2,566	45,957
LifePoint Hospitals Inc.(a)	4,886	146,629
Magellan Health Services Inc.(a)	2,782	112,894
Matria Healthcare Inc.(a)	357	9,339
MedCath Corp.(a)	592	16,256
Molina Healthcare Inc.(a)	1,154	41,856
National Healthcare Corp.	217	11,152
Odyssey Healthcare Inc.(a)	2,651	25,476
Quest Diagnostics Inc.	968	55,921
RehabCare Group Inc.(a)	1,480	26,033
Res-Care Inc.(a)	2,058	47,005
Skilled Healthcare Group Inc. Class A(a)	881	13,876
Sunrise Senior Living Inc.(a)	556	19,666
Tenet Healthcare Corp.(a)	9,046	30,395
Universal Health Services Inc. Class B	2,783	151,451
WellPoint Inc.(a)	28,618	2,258,533

		4,504,849
HOLDING COMPANIES - DIVERSIFIED – 0.13%
Aldabra Acquisition Corp.(a)	2,096	19,262
Alternative Asset Management Acquisition Corp.	2,096	18,487
Energy Infrastructure Acquisition Corp.(a)(b)	1,889	18,569
Freedom Acquisition Holding Inc.(a)	4,464	50,220
Information Services Group Inc.(a)(b)	1,631	12,477
Leucadia National Corp.	13,955	672,910
Marathon Acquisition Corp.(a)	3,199	25,240
NTR Acquisition Co.(a)(b)	2,074	19,662
Resource America Inc. Class A	1,118	17,653
Star Maritime Acquisition Corp.(a)	1,599	22,402

		876,882
HOME BUILDERS – 0.29%
AMREP Corp.(b)	95	2,546
Beazer Homes USA Inc.(b)	3,306	27,274
Brookfield Homes Corp.(b)	959	17,789
Centex Corp.	9,790	260,120

Champion Enterprises Inc.(a)	1,013	11,123
Horton (D.R.) Inc.	26,615	340,938
Hovnanian Enterprises Inc. Class A(a)(b)	3,166	35,111
KB Home	6,517	163,316
Lennar Corp. Class A	11,480	260,022
M.D.C. Holdings Inc.	2,952	120,855
M/I Homes Inc.	1,020	14,168
Meritage Homes Corp.(a)(b)	2,222	31,375
Monaco Coach Corp.	2,532	35,524
NVR Inc.(a)	223	104,866
Palm Harbor Homes Inc.(a)(b)	831	10,371
Pulte Homes Inc.	11,537	157,019
Ryland Group Inc.	3,555	76,184
Skyline Corp.	580	17,446
Standard-Pacific Corp.	5,474	30,052
Thor Industries Inc.	254	11,427
Toll Brothers Inc.(a)	10,666	213,213
WCI Communities Inc.(a)(b)	2,614	15,658
Williams Scotsman International Inc.(a)	2,267	62,819
Winnebago Industries Inc.	204	4,872

		2,024,088
HOME FURNISHINGS – 0.06%
American Woodmark Corp.	1,000	24,790
Audiovox Corp. Class A(a)	1,418	14,591
Ethan Allen Interiors Inc.	2,036	66,557
Furniture Brands International Inc.(b)	4,087	41,442
Hooker Furniture Corp.	1,007	20,160
Kimball International Inc. Class B	1,085	12,347
La-Z-Boy Inc.(b)	4,342	32,044
Sealy Corp.	1,160	16,286
Whirlpool Corp.	1,896	168,934

		397,151
HOUSEHOLD PRODUCTS & WARES – 0.49%
ACCO Brands Corp.(a)	3,371	75,645
American Greetings Corp. Class A	4,685	123,684
Avery Dennison Corp.	1,313	74,867
Blyth Inc.	1,866	38,160
Central Garden & Pet Co. Class A(a)	5,909	53,063
Church & Dwight Co. Inc.	326	15,335
Clorox Co. (The)	946	57,697
CSS Industries Inc.	661	23,776
Ennis Inc.	2,163	47,673
Fortune Brands Inc.	12,980	1,057,740
Helen of Troy Ltd.(a)	2,560	49,434
Jarden Corp.(a)	2,830	87,560
Kimberly-Clark Corp.	20,087	1,411,313
Playtex Products Inc.(a)	798	14,587
Prestige Brands Holdings Inc.(a)	2,869	31,502
Russ Berrie and Co. Inc.(a)	1,405	23,604
Scotts Miracle-Gro Co. (The) Class A	3,001	128,293
Spectrum Brands Inc.(a)	3,309	19,192
Standard Register Co. (The)	1,167	14,833
Tupperware Brands Corp.	2,627	82,724
WD-40 Co.	899	30,692

		3,461,374
HOUSEWARES – 0.05%
Libbey Inc.	1,140	19,973
Lifetime Brands Inc.	733	14,873
National Presto Industries Inc.	377	19,981
Newell Rubbermaid Inc.	11,393	328,346

		383,173

INSURANCE – 8.04%
ACA Capital Holdings Inc.(a)(b)	697	4,245
ACE Ltd.	26,133	1,582,876
Aflac Inc.	3,479	198,442
Alfa Corp.	2,772	50,395
Alleghany Corp.(a)	429	174,174
Allied World Assurance Holdings Ltd.	5,113	265,416
Allstate Corp. (The)	51,604	2,951,233
Ambac Financial Group Inc.	8,714	548,198
American Equity Investment Life Holding Co.	4,808	51,205
American Financial Group Inc.	6,957	198,414
American International Group Inc.	177,095	11,980,477
American National Insurance Co.	1,330	174,961
American Physicians Capital Inc.	809	31,519
Amerisafe Inc.(a)	1,593	26,348
AmTrust Financial Services Inc.	519	7,873
Aon Corp.	24,939	1,117,517
Arch Capital Group Ltd.(a)	4,304	320,261
Argo Group International Holdings Ltd.(a)	2,496	108,601
Aspen Insurance Holdings Ltd.	7,455	208,069
Assurant Inc.	10,344	553,404
Assured Guaranty Ltd.	5,739	155,929
Axis Capital Holdings Ltd.	13,140	511,277
Baldwin & Lyons Inc. Class B	684	18,680
Berkley (W.R.) Corp.	10,543	312,389
CastlePoint Holdings Ltd.	668	7,682
Chubb Corp.	34,104	1,829,339
Cincinnati Financial Corp.	14,637	633,928
Citizens Inc.(a)(b)	2,719	20,800
CNA Financial Corp.	2,290	90,043
CNA Surety Corp.(a)	1,398	24,647
Commerce Group Inc.	4,509	132,880
Conseco Inc.(a)	15,959	255,344
Crawford & Co. Class B(a)	2,147	13,655
Darwin Professional Underwriters Inc.(a)	219	4,730
Delphi Financial Group Inc. Class A	3,673	148,463
Donegal Group Inc. Class A	1,125	18,202
EMC Insurance Group Inc.	505	13,125
Employers Holdings Inc.	4,529	93,343
Endurance Specialty Holdings Ltd.	4,962	206,171
Erie Indemnity Co. Class A	3,291	201,179
Everest Re Group Ltd.	5,383	593,422
FBL Financial Group Inc. Class A	1,220	48,178
Fidelity National Financial Inc.	19,014	332,365
First Acceptance Corp.(a)	1,442	7,282
First American Corp.	8,286	303,433
First Mercury Financial Corp.(a)	472	10,153
Flagstone Reinsurance Holdings Ltd	1,160	15,416
FPIC Insurance Group Inc.(a)	827	35,602
Gallagher (Arthur J.) & Co.	6,748	195,490
Genworth Financial Inc. Class A	36,922	1,134,613
Great American Financial Resources Inc.	763	18,709
Greenlight Capital Re Ltd.(a)(b)	918	18,617
Hallmark Financial Services Inc.(a)	388	5,451
Hanover Insurance Group Inc. (The)	4,135	182,726
Harleysville Group Inc.	1,317	42,118
Hartford Financial Services Group Inc. (The)	26,899	2,489,502
HCC Insurance Holdings Inc.	5,388	154,312
Hilb Rogal & Hobbs Co.	2,911	126,134
Horace Mann Educators Corp.	3,654	72,020
Independence Holding Co.	533	10,863

Infinity Property and Casualty Corp.	1,640	65,961
IPC Holdings Ltd.	5,181	149,472
James River Group Inc.	467	15,131
Kansas City Life Insurance Co.	392	17,279
LandAmerica Financial Group Inc.	1,443	56,248
Lincoln National Corp.	23,035	1,519,619
Loews Corp.	36,996	1,788,757
Markel Corp.(a)	845	408,980
Marsh & McLennan Companies Inc.	47,283	1,205,716
Max Capital Group Ltd.	5,098	142,948
MBIA Inc.	11,152	680,830
Meadowbrook Insurance Group Inc.(a)	2,779	25,039
Mercury General Corp.	2,250	121,342
MetLife Inc.	40,087	2,795,267
MGIC Investment Corp.	7,022	226,881
Midland Co. (The)	837	46,002
Montpelier Re Holdings Ltd.	8,808	155,902
National Interstate Corp.	336	10,345
National Western Life Insurance Co. Class A	195	49,912
Nationwide Financial Services Inc.	4,481	241,167
Navigators Group Inc. (The)(a)	1,112	60,326
NYMAGIC Inc.	494	13,738
Odyssey Re Holdings Corp.	2,396	88,916
Old Republic International Corp.	19,820	371,427
OneBeacon Insurance Group Ltd.	2,394	51,591
PartnerRe Ltd.	3,742	295,581
Philadelphia Consolidated Holding Corp.(a)	1,137	47,004
Phoenix Companies Inc.	9,656	136,246
Platinum Underwriters Holdings Ltd.	5,062	182,030
PMA Capital Corp. Class A(a)	2,761	26,229
PMI Group Inc. (The)	7,348	240,280
Presidential Life Corp.	1,831	31,054
Primus Guaranty Ltd.(a)(b)	3,067	32,265
Principal Financial Group Inc.	21,459	1,353,848
ProAssurance Corp.(a)	2,817	151,752
Progressive Corp. (The)	62,652	1,216,075
Protective Life Corp.	5,928	251,584
Prudential Financial Inc.	29,876	2,915,300
Radian Group Inc.	6,785	157,955
RAM Holdings Ltd.(a)	1,537	14,294
Reinsurance Group of America Inc.	2,489	141,101
RenaissanceRe Holdings Ltd.	6,187	404,692
RLI Corp.	1,781	101,018
Safeco Corp.	9,070	555,265
Safety Insurance Group Inc.	1,374	49,382
Scottish Re Group Ltd.(a)	5,755	18,358
SeaBright Insurance Holdings Inc.(a)	1,760	30,043
Security Capital Assurance Ltd.	2,016	46,045
Selective Insurance Group Inc.	4,642	98,782
StanCorp Financial Group Inc.	4,519	223,736
State Auto Financial Corp.	1,223	35,773
Stewart Information Services Corp.	1,459	50,000
Torchmark Corp.	8,144	507,534
Transatlantic Holdings Inc.	1,465	103,033
Travelers Companies Inc. (The)	56,413	2,839,830
Triad Guaranty Inc.(a)	971	18,420
United America Indemnity Ltd. Class A(a)	2,090	44,956
United Fire & Casualty Co.	1,855	72,512
Unitrin Inc.	3,863	191,566
Universal American Financial Corp.(a)	2,547	58,097
Unum Group	30,653	750,079
Validus Holdings Ltd.(a)	1,195	28,967
Wesco Financial Corp.	120	47,760

White Mountains Insurance Group Ltd.	780	405,405
XL Capital Ltd. Class A	13,941	1,104,127
Zenith National Insurance Corp.	3,135	140,730

		56,469,344
INTERNET – 0.53%
Ariba Inc.(a)	6,633	71,504
AsiaInfo Holdings Inc.(a)	2,678	24,263
Authorize.Net Holdings Inc.(a)	198	3,491
Avocent Corp.(a)	4,270	124,342
CheckFree Corp.(a)	1,442	67,111
CMGI Inc.(a)	41,216	56,054
comScore Inc.(a)	152	4,104
Dice Holdings Inc.(a)	531	5,459
EarthLink Inc.(a)	10,435	82,645
Expedia Inc.(a)	17,254	550,058
FTD Group Inc.	1,620	24,106
Harris Interactive Inc.(a)	2,000	8,620
i2 Technologies Inc.(a)(b)	1,306	19,916
IAC/InterActiveCorp(a)	13,799	409,416
InfoSpace Inc.	1,358	23,846
Internet Capital Group Inc.(a)	3,270	39,240
Interwoven Inc.(a)	682	9,705
iPass Inc.(a)	2,011	8,446
Keynote Systems Inc.(a)	1,331	18,275
Liberty Media Corp. - Liberty Interactive Group Series A(a)	22,374	429,805
Lionbridge Technologies Inc.(a)	762	3,040
Mercadolibre Inc.(a)	410	15,018
Openwave Systems Inc.	7,004	30,678
Orbitz Worldwide Inc.(a)	1,112	12,554
RealNetworks Inc.(a)	8,647	58,627
S1 Corp.(a)	4,643	42,019
Safeguard Scientifics Inc.(a)	10,229	23,424
Secure Computing Corp.(a)	3,654	35,553
SonicWALL Inc.(a)	4,060	35,444
Symantec Corp.(a)	65,674	1,272,762
TechTarget Inc.(a)	199	3,363
TIBCO Software Inc.(a)	17,639	130,352
United Online Inc.	4,068	61,061
Vignette Corp.(a)	1,113	22,338

		3,726,639
INVESTMENT COMPANIES – 0.24%
Allied Capital Corp.(b)	13,039	383,216
American Capital Strategies Ltd.	15,965	682,184
Apollo Investment Corp.	8,487	176,530
Ares Capital Corp.	5,881	95,684
BlackRock Kelso Capital Corp.	600	8,700
Capital Southwest Corp.	257	31,549
Gladstone Capital Corp.(b)	1,209	23,600
Hercules Technology Growth Capital Inc.	2,763	36,665
Kayne Anderson Energy Development Co.	848	21,607
Kohlberg Capital Corp.	1,211	18,238
MCG Capital Corp.	5,287	76,080
MVC Capital Inc.	2,050	37,986
NGP Capital Resources Co.	1,478	23,988
Patriots Capital Funding Inc.	1,542	20,617
PennantPark Investment Corp.	472	6,325
Prospect Energy Corp.(b)	1,679	28,577
Technology Investment Capital Corp.	1,674	22,381

		1,693,927

IRON & STEEL – 0.46%
Carpenter Technology Corp.	984	127,930
Claymont Steel Holdings Inc.(a)	737	14,924
Gibraltar Industries Inc.	2,117	39,164
Nucor Corp.	19,862	1,181,193
Olympic Steel Inc.	740	20,098
Reliance Steel & Aluminum Co.	5,017	283,661
Ryerson Inc.	2,245	75,746
Schnitzer Steel Industries Inc. Class A	1,853	135,806
Steel Dynamics Inc.	5,322	248,537
United States Steel Corp.	10,056	1,065,333
Universal Stainless & Alloy Products Inc.(a)	258	10,266
Wheeling-Pittsburgh Corp.(a)	1,096	21,153

		3,223,811
LEISURE TIME – 0.27%
Ambassadors International Inc.	477	11,701
Arctic Cat Inc.	1,015	16,605
Brunswick Corp.	7,648	174,833
Callaway Golf Co.	6,101	97,677
Carnival Corp.	21,757	1,053,692
Marine Products Corp.	848	7,191
Multimedia Games Inc.(a)	2,063	17,577
Nautilus Inc.	1,669	13,302
Polaris Industries Inc.	480	20,938
Royal Caribbean Cruises Ltd.	11,387	444,435
Town Sports International Holdings Inc.(a)	102	1,551

		1,859,502
LODGING – 0.20%
Ameristar Casinos Inc.	1,224	34,394
Gaylord Entertainment Co.(a)	1,971	104,897
Harrah’s Entertainment Inc.	6,779	589,298
Lodgian Inc.(a)	1,589	18,750
Marcus Corp.	1,149	22,061
Orient-Express Hotels Ltd.	194	9,946
Riviera Holdings Corp.(a)	393	11,024
Station Casinos Inc.	1,553	135,856
Trump Entertainment Resorts Inc.(a)	2,632	16,976
Wyndham Worldwide Corp.	14,423	472,497

		1,415,699
MACHINERY – 0.54%
AGCO Corp.(a)	2,676	135,861
Albany International Corp. Class A	2,484	93,125
Applied Industrial Technologies Inc.	3,014	92,922
Briggs & Stratton Corp.	4,183	105,328
Cascade Corp.	805	52,462
Chart Industries Inc.(a)	379	12,189
Cognex Corp.	781	13,871
Columbus McKinnon Corp.(a)	709	17,647
Deere & Co.	18,196	2,700,650
Flowserve Corp.	489	37,252
Gardner Denver Inc.(a)	4,477	174,603
Gehl Corp.(a)	886	19,784
Gerber Scientific Inc.(a)	1,960	21,266
Hardinge Inc.	936	32,601
Kadant Inc.(a)	1,113	31,164
Lindsay Corp.	604	26,443
NACCO Industries Inc.	493	51,016
Nordson Corp.	681	34,193
Park-Ohio Holdings Corp.(a)	675	17,516
Robbins & Myers Inc.	1,188	68,061

Sauer-Danfoss Inc.	417	11,126
Tecumseh Products Co. Class A(a)	1,305	25,121
Tennant Co.	686	33,408

		3,807,609
MANUFACTURING – 6.34%
Actuant Corp. Class A	285	18,516
Acuity Brands Inc.	1,055	53,256
Ameron International Corp.	710	75,097
AptarGroup Inc.	5,395	204,309
Barnes Group Inc.	356	11,364
Blount International Inc.(a)	3,223	36,613
Carlisle Companies Inc.	3,820	185,652
Ceradyne Inc.(a)	669	50,670
CLARCOR Inc.	2,180	74,578
Cooper Industries Ltd.	10,593	541,196
Crane Co.	4,307	206,607
Dover Corp.	11,819	602,178
Eastman Kodak Co.(b)	24,517	656,075
Eaton Corp.	10,978	1,087,261
EnPro Industries Inc.(a)	1,812	73,567
Federal Signal Corp.	4,054	62,269
FreightCar America Inc.	975	37,245
General Electric Co.	776,991	32,167,427
Griffon Corp.(a)	2,523	38,097
Honeywell International Inc.	9,572	569,247
Illinois Tool Works Inc.	10,742	640,653
Ingersoll-Rand Co. Ltd. Class A	24,011	1,307,879
ITT Industries Inc.	13,527	918,889
Koppers Holdings Inc.	669	25,830
Lancaster Colony Corp.	166	6,336
Leggett & Platt Inc.	14,987	287,151
Pall Corp.	904	35,166
Parker Hannifin Corp.	9,841	1,100,519
Pentair Inc.	8,442	280,106
Polypore International Inc.	788	11,079
Reddy Ice Holdings Inc.	1,006	26,528
Smith (A.O.) Corp.	1,742	76,439
SPX Corp.	4,862	450,027
Standex International Corp.	1,049	21,693
Teleflex Inc.	3,313	258,149
3M Co.	3,956	370,202
Tredegar Corp.	2,659	45,868
Trinity Industries Inc.	858	32,209
Tyco International Ltd.	42,075	1,865,605

		44,511,552
MEDIA – 3.08%
Belo Corp.	7,164	124,367
Cablevision Systems Corp.(a)	12,626	441,152
CBS Corp. Class B	54,682	1,722,483
Central European Media Enterprises Ltd.(a)	265	24,303
Charter Communications Inc. Class A(a)(b)	34,570	89,191
Citadel Broadcasting Corp.	9,775	40,664
CKX Inc.(a)	262	3,225
Clear Channel Communications Inc.	34,820	1,303,661
Comcast Corp. Class A(a)	97,144	2,348,942
Courier Corp.	240	8,450
Cox Radio Inc. Class A(a)	2,810	36,670
Crown Media Holdings Inc. Class A(a)	618	4,443
Cumulus Media Inc. Class A(a)	1,284	13,122
DG FastChannel Inc.(a)	1,353	31,904
Discovery Holding Co. Class A(a)	10,620	306,387

Dolan Media Co.(a)	428	10,400
Emmis Communications Corp.	2,689	13,284
Entercom Communications Corp.	2,769	53,525
Entravision Communications Corp.(a)	3,169	29,218
Fisher Communications Inc.(a)	527	26,281
Gannett Co. Inc.	19,958	872,165
GateHouse Media Inc.(b)	1,866	23,791
Gemstar-TV Guide International Inc.(a)	1,798	12,514
Gray Television Inc.	3,541	30,063
Hearst-Argyle Television Inc.	2,094	54,360
Idearc Inc.	12,543	394,728
Journal Communications Inc. Class A	3,988	37,806
Lee Enterprises Inc.	3,897	60,676
Liberty Global Inc. Class A(a)	15,944	654,023
Liberty Media Corp. - Liberty Capital Group Series A(a)	10,952	1,367,138
Lin TV Corp. Class A(a)	2,304	29,975
LodgeNet Entertainment Corp.(a)	554	14,049
McClatchy Co. (The) Class A(b)	3,821	76,344
Media General Inc. Class A	1,872	51,499
Mediacom Communications Corp.(a)	4,585	32,324
New York Times Co. (The) Class A(b)	9,054	178,907
News Corp. Class A	65,720	1,445,183
Nexstar Broadcasting Group Inc. Class A(a)	643	6,745
Playboy Enterprises Inc. Class B(a)	1,866	20,041
PRIMEDIA Inc.(b)	3,731	52,383
Radio One Inc. Class D(a)	6,469	24,129
Salem Communications Corp. Class A	775	6,200
Scholastic Corp.(a)	2,646	92,240
Scripps (E.W.) Co. Class A	7,728	324,576
Sinclair Broadcast Group Inc. Class A	2,190	26,368
Spanish Broadcasting System Inc. Class A(a)	1,655	4,270
Sun-Times Media Group Inc. Class A(a)	2,497	5,668
Time Warner Cable Inc. Class A(a)	5,889	193,159
Time Warner Inc.	273,960	5,029,906
Tribune Co.	7,048	192,551
Walt Disney Co. (The)	94,473	3,248,926
Washington Post Co. (The) Class B	496	398,189
Westwood One Inc.	664	1,826

		21,594,394
METAL FABRICATE & HARDWARE – 0.20%
Ampco-Pittsburgh Corp.	557	21,935
Castle (A.M.) & Co.	782	25,493
CIRCOR International Inc.	1,385	62,893
Commercial Metals Co.	10,086	319,222
Foster (L.B.) Co. Class A(a)	82	3,564
Kaydon Corp.	423	21,992
Ladish Co. Inc.(a)	757	41,998
Lawson Products Inc.	355	12,358
Mueller Industries Inc.	3,135	113,299
Mueller Water Products Inc. Class A(b)	9,709	120,295
Northwest Pipe Co.(a)	756	28,592
Quanex Corp.	3,139	147,470
Timken Co. (The)	8,030	298,314
TriMas Corp.(a)	1,134	15,048
Worthington Industries Inc.	5,842	137,638

		1,370,111
MINING – 0.69%
Alcoa Inc.	73,874	2,889,951
AMCOL International Corp.	1,513	50,065
Century Aluminum Co.(a)	1,113	58,599

Coeur d’Alene Mines Corp.(a)(b)	11,355	43,035
Compass Minerals International Inc.	2,725	92,759
Freeport-McMoRan Copper & Gold Inc.	5,724	600,390
Horsehead Holding Corp.(a)	228	5,112
Newmont Mining Corp.	21,073	942,595
Royal Gold Inc.	1,296	42,444
Stillwater Mining Co.(a)	3,322	34,183
Uranium Resources Inc.(a)	2,343	22,001
USEC Inc.(a)	7,398	75,829

		4,856,963
OFFICE & BUSINESS EQUIPMENT – 0.24%
IKON Office Solutions Inc.	9,096	116,884
Pitney Bowes Inc.	3,383	153,656
Xerox Corp.(a)	79,760	1,383,038

		1,653,578
OFFICE FURNISHINGS – 0.00%
CompX International Inc.	127	2,487
Steelcase Inc. Class A	1,458	26,215

		28,702
OIL & GAS – 13.05%
Anadarko Petroleum Corp.	39,442	2,120,007
Apache Corp.	28,137	2,534,018
Berry Petroleum Co. Class A	2,009	79,536
Bill Barrett Corp.(a)	543	21,400
Bois d’Arc Energy Inc.(a)	211	4,045
Brigham Exploration Co.(a)	3,862	22,902
Bronco Drilling Co. Inc.(a)	2,198	32,530
Callon Petroleum Co.(a)	1,756	24,444
Chesapeake Energy Corp.	16,394	578,052
Chevron Corp.	182,591	17,086,866
Cimarex Energy Co.	7,047	262,501
Clayton Williams Energy Inc.(a)	470	15,510
Comstock Resources Inc.(a)	979	30,192
Concho Resources Inc.(a)	368	5,450
ConocoPhillips	138,856	12,187,391
Continental Resources Inc.(a)	1,334	24,199
Delek US Holdings Inc.	431	10,809
Devon Energy Corp.	37,814	3,146,125
Edge Petroleum Corp.(a)	2,407	30,906
Encore Acquisition Co.(a)	4,497	142,330
Energy Partners Ltd.(a)	2,391	35,100
ENSCO International Inc.	918	51,500
EOG Resources Inc.	20,800	1,504,464
EXCO Resources Inc.(a)	5,212	86,206
Exxon Mobil Corp.	380,936	35,259,436
Forest Oil Corp.(a)	6,674	287,249
Frontier Oil Corp.	4,635	193,001
GeoMet Inc.(a)	1,529	7,783
Grey Wolf Inc.(a)	14,402	94,333
Harvest Natural Resources Inc.(a)	3,175	37,909
Helmerich & Payne Inc.	8,738	286,869
Hess Corp.	23,610	1,570,773
Marathon Oil Corp.	58,291	3,323,753
Mariner Energy Inc.(a)	3,426	70,952
McMoRan Exploration Co.(a)	1,369	18,413
Meridian Resource Corp. (The)(a)	7,560	18,749

Murphy Oil Corp.	15,981	1,116,912
Nabors Industries Ltd.(a)	2,807	86,371
Newfield Exploration Co.(a)	11,090	534,094
Noble Energy Inc.	12,476	873,819
Occidental Petroleum Corp.	70,854	4,540,324
Oilsands Quest Inc.(a)	10,656	47,206
Parker Drilling Co.(a)	1,906	15,477
Patterson-UTI Energy Inc.	13,273	299,572
Penn Virginia Corp.	1,738	76,437
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	6,943	114,004
Petroleum Development Corp.(a)	1,089	48,297
Pioneer Drilling Co.(a)	4,196	51,107
Pioneer Natural Resources Co.	10,554	474,719
Plains Exploration & Production Co.(a)	6,065	268,194
Pogo Producing Co.	4,946	262,682
Pride International Inc.(a)	3,635	132,859
Rex Energy Corp.	415	3,341
Rosetta Resources Inc.(a)	1,978	36,277
Rowan Companies Inc.	2,675	97,851
St. Mary Land & Exploration Co.	5,310	189,408
Stone Energy Corp.(a)	2,373	94,944
SulphCo Inc.(a)(b)	1,399	12,311
Swift Energy Co.(a)	2,529	103,487
Toreador Resources Corp.(a)	1,277	15,107
Unit Corp.(a)	857	41,479
VAALCO Energy Inc.(a)	5,003	22,864
Valero Energy Corp.	9,876	663,470
W&T Offshore Inc.	878	21,406
Warren Resources Inc.(a)	235	2,947
Western Refining Inc.	1,107	44,922
Whiting Petroleum Corp.(a)	3,547	157,664

		91,655,255
OIL & GAS SERVICES – 0.18%
Allis-Chalmers Energy Inc.(a)	2,126	40,266
Basic Energy Services Inc.(a)	927	19,486
Dawson Geophysical Co.(a)	48	3,720
Exterran Holdings Inc.(a)	5,158	414,394
Gulf Island Fabrication Inc.	89	3,417
Helix Energy Solutions Group Inc.(a)	1,557	66,110
Horizon Offshore Inc.(a)	2,765	45,622
Hornbeck Offshore Services Inc.(a)	1,941	71,235
Newpark Resources Inc.(a)	1,047	5,612
Oil States International Inc.(a)	4,165	201,169
SEACOR Holdings Inc.(a)	2,044	194,384
Superior Offshore International Inc.(a)	324	3,645
Superior Well Services Inc.(a)	353	8,024
T-3 Energy Services Inc.(a)	27	1,151
Tidewater Inc.	1,633	102,618
Trico Marine Services Inc.(a)	1,006	29,979
Union Drilling Inc.(a)	1,164	16,971

		1,227,803
PACKAGING & CONTAINERS – 0.13%
Bemis Co. Inc.	8,847	257,536
Chesapeake Corp.	1,682	14,230
Owens-Illinois Inc.(a)	829	34,362
Sealed Air Corp.	11,953	305,519
Silgan Holdings Inc.	968	52,030
Sonoco Products Co.	8,584	259,065

		922,742

PHARMACEUTICALS – 3.20%
Alpharma Inc. Class A(a)	3,667	78,327
AmerisourceBergen Corp.	8,324	377,327
Amicus Therapeutics Inc.(a)	56	936
Animal Health International Inc.(a)	401	4,463
Bentley Pharmaceuticals Inc.(a)	769	9,597
Bionovo Inc.(a)(b)	535	2,060
Bradley Pharmaceuticals Inc.(a)	759	13,814
Emergent BioSolutions Inc.(a)	478	4,245
Indevus Pharmaceuticals Inc.(a)	467	3,227
Isis Pharmaceuticals Inc.(a)	3,394	50,808
Jazz Pharmaceuticals Inc.(a)	46	515
King Pharmaceuticals Inc.(a)	20,609	241,537
Lilly (Eli) and Co.	43,121	2,454,879
MannKind Corp.(a)(b)	3,528	34,151
Merck & Co. Inc.	32,038	1,656,044
Nabi Biopharmaceuticals(a)	2,952	11,985
Neurocrine Biosciences Inc.(a)	1,517	15,170
Omnicare Inc.	9,040	299,495
Par Pharmaceutical Companies Inc.(a)	309	5,735
Perrigo Co.	3,078	65,715
Pfizer Inc.	596,249	14,566,363
PharMerica Corp.(a)	1,668	24,887
Rigel Pharmaceuticals Inc.(a)	345	3,253
Salix Pharmaceuticals Ltd.(a)	435	5,403
Sciele Pharma Inc.(a)	465	12,099
Sirtris Pharmaceuticals Inc.(a)	43	734
Sucampo Pharmaceuticals Inc.	52	559
Tiens Biotech Group (USA) Inc.(a)(b)	270	904
ViroPharma Inc.(a)	676	6,016
Watson Pharmaceuticals Inc.(a)	3,636	117,806
Wyeth	54,189	2,414,120

		22,482,174
PIPELINES – 0.57%
El Paso Corp.	59,518	1,010,020
Equitable Resources Inc.	2,472	128,223
National Fuel Gas Co.	7,062	330,572
ONEOK Inc.	8,853	419,632
Questar Corp.	9,680	508,490
Spectra Energy Corp.	53,790	1,316,779
Williams Companies Inc. (The)	8,262	281,404

		3,995,120
REAL ESTATE – 0.02%
Avatar Holdings Inc.(a)(b)	485	24,216
HFF Inc. Class A(a)	1,391	16,511
Hilltop Holdings Inc.(a)	4,014	47,124
Meruelo Maddux Properties Inc.(a)	3,872	22,884
Resource Capital Corp.	1,865	21,000
Stratus Properties Inc.(a)(b)	416	14,697
Tarragon Corp.(a)(b)	1,172	3,071

		149,503
REAL ESTATE INVESTMENT TRUSTS – 2.97%
Agree Realty Corp.	654	20,496
Alesco Financial Inc.(b)	5,609	27,596
Alexandria Real Estate Equities Inc.	1,245	119,844
AMB Property Corp.	8,503	508,564
American Campus Communities Inc.	1,964	57,526
American Financial Realty Trust	11,018	88,695
Annaly Capital Management Inc.	27,057	431,018
Anthracite Capital Inc.	5,446	49,559
Anworth Mortgage Asset Corp.	3,862	20,816

Apartment Investment and Management Co. Class A	7,876	355,444
Arbor Realty Trust Inc.	1,228	23,197
Archstone-Smith Trust	18,933	1,138,631
Ashford Hospitality Trust Inc.	8,961	90,058
AvalonBay Communities Inc.	6,776	799,975
BioMed Realty Trust Inc.	5,538	133,466
Boston Properties Inc.	8,718	905,800
Brandywine Realty Trust	7,361	186,307
BRE Properties Inc. Class A	4,289	239,884
BRT Realty Trust	596	10,335
Camden Property Trust	4,806	308,785
Capital Trust Inc. Class A	1,153	40,931
CapitalSource Inc.	4,353	88,105
CapLease Inc.	3,679	37,710
CBL & Associates Properties Inc.	5,552	194,598
CBRE Realty Finance Inc.	2,470	14,573
Cedar Shopping Centers Inc.	3,741	50,952
Colonial Properties Trust	3,931	134,833
Corporate Office Properties Trust	2,975	123,849
Crystal River Capital Inc.	2,117	35,587
DCT Industrial Trust Inc.	14,248	149,177
Deerfield Triarc Capital Corp.	4,378	39,621
Developers Diversified Realty Corp.	10,652	595,127
DiamondRock Hospitality Co.	7,994	139,176
Douglas Emmett Inc.	8,761	216,660
Duke Realty Corp.	3,118	105,420
EastGroup Properties Inc.	378	17,108
Education Realty Trust Inc.	2,368	31,968
Entertainment Properties Trust	2,256	114,605
Equity One Inc.	3,075	83,640
Equity Residential	24,699	1,046,250
Essex Property Trust Inc.	1,119	131,561
Extra Space Storage Inc.	5,445	83,799
Federal Realty Investment Trust	2,292	203,071
First Industrial Realty Trust Inc.	1,502	58,383
First Potomac Realty Trust	2,046	44,603
Franklin Street Properties Corp.	5,035	86,854
General Growth Properties Inc.	8,288	444,403
GMH Communities Trust	2,658	20,600
Gramercy Capital Corp.	1,584	39,869
HCP Inc.	17,570	582,797
Health Care REIT Inc.	5,958	263,582
Healthcare Realty Trust Inc.	4,045	107,840
Hersha Hospitality Trust	3,446	34,115
Highwoods Properties Inc.	1,408	51,631
Home Properties Inc.	643	33,552
Hospitality Properties Trust	7,941	322,802
Host Hotels & Resorts Inc.	44,348	995,169
HRPT Properties Trust	17,928	177,308
Impac Mortgage Holdings Inc.(b)	6,436	9,911
Inland Real Estate Corp.	4,012	62,146
Investors Real Estate Trust	4,077	44,032
iStar Financial Inc.	10,974	373,006
JER Investors Trust Inc.	1,060	13,197
Kimco Realty Corp.	18,276	826,258
Kite Realty Group Trust	1,654	31,095
LaSalle Hotel Properties	3,393	142,777
Lexington Realty Trust	5,595	111,956
Liberty Property Trust	7,782	312,914
LTC Properties Inc.	2,003	47,411
Luminent Mortgage Capital Inc.(b)	3,958	6,610
Mack-Cali Realty Corp.	5,749	236,284

Maguire Properties Inc.	1,801	46,520
Medical Properties Trust Inc.	4,192	55,837
MFA Mortgage Investments Inc.	6,871	55,312
Mission West Properties Inc.	1,660	20,169
National Health Investors Inc.	1,841	56,905
National Retail Properties Inc.	5,647	137,674
Nationwide Health Properties Inc.	848	25,550
Newcastle Investment Corp.	3,514	61,917
NorthStar Realty Finance Corp.	5,188	51,517
NovaStar Financial Inc.(b)	800	7,096
Parkway Properties Inc.	1,347	59,457
Pennsylvania Real Estate Investment Trust	2,722	105,995
Post Properties Inc.	3,069	118,770
ProLogis	2,717	180,273
Public Storage	9,810	771,557
Quadra Realty Trust Inc.	852	8,120
RAIT Financial Trust	5,360	44,113
Ramco-Gershenson Properties Trust	560	17,494
Realty Income Corp.	8,548	238,917
Redwood Trust Inc.(b)	1,785	59,298
Regency Centers Corp.	5,940	455,895
Republic Property Trust	2,211	32,435
Senior Housing Properties Trust	7,075	156,075
Simon Property Group Inc.	8,407	840,700
SL Green Realty Corp.	5,074	592,491
Sovran Self Storage Inc.	1,743	79,899
Strategic Hotels & Resorts Inc.	6,291	129,532
Sunstone Hotel Investors Inc.	5,284	135,482
Taubman Centers Inc.	2,031	111,197
Thornburg Mortgage Inc.(b)	10,222	131,353
Universal Health Realty Income Trust	667	23,699
Urstadt Biddle Properties Inc. Class A	1,787	27,645
U-Store-It Trust	3,919	51,731
Vornado Realty Trust	11,332	1,239,154
Winthrop Realty Trust Inc.	4,279	28,798

		20,833,999
RETAIL – 2.69%
AC Moore Arts & Crafts Inc.(a)	264	4,161
AFC Enterprises Inc.(a)	1,001	15,065
AnnTaylor Stores Corp.(a)	1,171	37,086
Applebee’s International Inc.	758	18,859
Asbury Automotive Group Inc.	2,166	42,908
AutoNation Inc.(a)	13,318	235,995
Barnes & Noble Inc.	3,962	139,700
BJ’s Wholesale Club Inc.(a)	5,527	183,275
Blockbuster Inc. Class A(a)(b)	16,247	87,246
Bob Evans Farms Inc.	3,027	91,355
Bon-Ton Stores Inc. (The)	597	13,564
Books-A-Million Inc.	1,256	16,617
Borders Group Inc.	4,952	66,010
Brown Shoe Co. Inc.	1,990	38,606
Cabela’s Inc. Class A(a)(b)	2,860	67,639
Cache Inc.(a)	288	5,141
Casey’s General Store Inc.	4,275	118,418
Cash America International Inc.	133	5,001
Casual Male Retail Group Inc.(a)	259	2,321
Cato Corp. Class A	1,879	38,407
CBRL Group Inc.	829	33,823
CEC Entertainment Inc.(a)	1,305	35,065
Charming Shoppes Inc.(a)	10,468	87,931
Circuit City Stores Inc.	8,201	64,870
Collective Brands Inc.(a)	3,052	67,327

Conn’s Inc.(a)(b)	969	23,149
Copart Inc.(a)	387	13,309
Costco Wholesale Corp.	11,866	728,216
CSK Auto Corp.(a)	3,501	37,286
CVS Caremark Corp.	58,356	2,312,648
Deb Shops Inc.	28	753
Dillard’s Inc. Class A	5,178	113,036
Domino’s Pizza Inc.	3,703	61,433
Dress Barn Inc.(a)	909	15,462
Eddie Bauer Holdings Inc.(a)	2,573	22,128
Finish Line Inc. (The) Class A	3,600	15,624
Foot Locker Inc.	13,134	201,344
Fred’s Inc.	3,391	35,707
Gander Mountain Co.(a)(b)	200	1,082
Gap Inc. (The)	50,990	940,256
Genesco Inc.(a)	325	14,992
Group 1 Automotive Inc.	2,052	68,886
Guitar Center Inc.(a)	151	8,954
Haverty Furniture Companies Inc.	1,674	14,681
hhgregg Inc.(a)	575	6,038
Home Depot Inc.	60,288	1,955,743
Hot Topic Inc.(a)	1,852	13,816
IHOP Corp.	839	53,134
Insight Enterprises Inc.(a)	4,086	105,460
Jack in the Box Inc.(a)	1,209	78,392
Jamba Inc.(a)(b)	4,402	30,946
Jo-Ann Stores Inc.(a)	1,909	40,280
Kenneth Cole Productions Inc. Class A	843	16,329
Landry’s Restaurants Inc.	1,269	33,578
Lithia Motors Inc. Class A	1,346	22,963
Longs Drug Stores Corp.	152	7,550
lululemon athletica inc.(a)	677	28,454
Macy’s Inc.	37,041	1,197,165
MarineMax Inc.(a)	1,383	20,136
McCormick & Schmick’s Seafood Restaurants Inc.(a)	85	1,601
McDonald’s Corp.	80,449	4,382,057
Morton’s Restaurant Group Inc.(a)	530	8,427
Movado Group Inc.	1,459	46,571
99 Cents Only Stores(a)	1,754	18,014
Nu Skin Enterprises Inc. Class A	1,427	23,060
O’Charley’s Inc.	2,022	30,654
OfficeMax Inc.	3,446	118,094
Pacific Sunwear of California Inc.(a)	1,101	16,295
Pantry Inc. (The)(a)	1,156	29,628
Papa John’s International Inc.(a)	697	17,035
PC Connection Inc.(a)	616	7,700
Penske Automotive Group Inc.	4,739	95,917
Pep Boys - Manny, Moe & Jack (The)	2,927	41,066
Pier 1 Imports Inc.(a)	7,468	35,324
PriceSmart Inc.	769	18,148
RadioShack Corp.	3,417	70,595
Rare Hospitality International Inc.(a)	522	19,893
Regis Corp.	3,750	119,663
Rite Aid Corp.(a)	57,556	265,909
Ruby Tuesday Inc.	895	16,414
Rush Enterprises Inc. Class A(a)	1,873	47,481
Saks Inc.	1,666	28,572
School Specialty Inc.(a)	1,440	49,867
Sears Holdings Corp.(a)(b)	6,862	872,846
Shoe Carnival Inc.(a)	561	8,853
Sonic Automotive Inc.	2,624	62,819
Stage Stores Inc.	3,671	66,922

Steak n Shake Co. (The)(a)	2,406	36,114
Stein Mart Inc.	1,971	14,999
Syms Corp.	584	8,766
Systemax Inc.(b)	372	7,604
Talbots Inc. (The)(b)	1,964	35,352
Tuesday Morning Corp.	2,537	22,808
Wal-Mart Stores Inc.	54,478	2,377,965
West Marine Inc.(a)	1,249	14,426
World Fuel Services Corp.	578	23,588
Zale Corp.(a)(b)	4,144	95,892

		18,912,259
SAVINGS & LOANS – 0.88%
Abington Bancorp Inc.	685	6,679
Anchor BanCorp Wisconsin Inc.	1,655	44,685
Astoria Financial Corp.	7,342	194,783
BankAtlantic Bancorp Inc. Class A	3,789	32,851
BankFinancial Corp.	1,964	31,070
BankUnited Financial Corp. Class A	2,698	41,927
Beneficial Mutual Bancorp. Inc.(a)	2,817	27,466
Berkshire Hills Bancorp Inc.	747	22,582
Brookline Bancorp Inc.	5,332	61,798
Capitol Federal Financial	578	19,768
Clifton Savings Bancorp Inc.	1,010	11,948
Dime Community Bancshares Inc.	2,193	32,829
Downey Financial Corp.	1,785	103,173
First Financial Holdings Inc.	1,009	31,562
First Niagara Financial Group Inc.	9,110	128,907
First Place Financial Corp.	1,477	26,143
FirstFed Financial Corp.(a)(b)	1,263	62,582
Flagstar Bancorp Inc.	3,765	36,633
Flushing Financial Corp.	1,785	29,988
Franklin Bank Corp.(a)	1,999	18,391
Hudson City Bancorp Inc.	28,064	431,624
Investors Bancorp Inc.(a)	4,317	61,129
Kearny Financial Corp.	1,808	23,124
KNBT Bancorp Inc.	2,338	38,671
NASB Financial Inc.	323	11,596
New York Community Bancorp Inc.	26,756	509,702
NewAlliance Bancshares Inc.	5,003	73,444
Northwest Bancorp Inc.	1,549	44,085
Oritani Financial Corp.(a)	575	9,108
Partners Trust Financial Group Inc.	3,686	44,859
People’s United Financial Inc.	5,636	97,390
PFF Bancorp Inc.	2,031	31,156
Provident Financial Services Inc.	5,578	91,312
Provident New York Bancorp	3,583	46,973
Rockville Financial Inc.	752	10,724
Roma Financial Corp.	860	14,706
Sovereign Bancorp Inc.	36,551	622,829
TFS Financial Corp.(a)	7,325	94,786
TierOne Corp.	1,526	40,393
United Community Financial Corp.	2,269	16,382
ViewPoint Financial Group	983	18,166
Washington Federal Inc.	7,391	194,088
Washington Mutual Inc.	74,975	2,647,367
Wauwatosa Holdings Inc.(a)	760	12,350
Westfield Financial Inc.	876	8,506
WSFS Financial Corp.	530	33,072

		6,193,307
SEMICONDUCTORS – 0.51%
Actel Corp.(a)	2,200	23,606

Advanced Micro Devices Inc.(a)(b)	28,033	370,036
Applied Micro Circuits Corp.(a)	14,811	46,803
Asyst Technologies Inc.(a)	422	2,232
Atmel Corp.(a)	41,355	213,392
ATMI Inc.(a)	396	11,781
AuthenTec Inc.(a)	225	2,250
Axcelis Technologies Inc.(a)	8,598	43,936
Brooks Automation Inc.(a)	5,475	77,964
Cabot Microelectronics Corp.(a)	384	16,416
Cavium Networks Inc.(a)	198	6,435
Cirrus Logic Inc.(a)	3,281	20,998
Cohu Inc.	1,042	19,538
Conexant Systems Inc.(a)	30,499	36,599
Credence Systems Corp.(a)	8,558	26,444
Cree Inc.(a)(b)	5,350	166,385
DSP Group Inc.(a)	2,282	36,124
Emulex Corp.(a)	2,930	56,168
Entegris Inc.(a)	8,601	74,657
Exar Corp.(a)	1,976	25,807
Fairchild Semiconductor International Inc. Class A(a)	6,157	115,013
Genesis Microchip Inc.(a)	2,391	18,745
Integrated Device Technology Inc.(a)	11,111	171,998
International Rectifier Corp.(a)	4,751	156,735
Intersil Corp. Class A	5,178	173,101
IXYS Corp.(a)	905	9,439
Kulicke and Soffa Industries Inc.(a)	432	3,663
Lattice Semiconductor Corp.(a)	9,709	43,593
LSI Corp.(a)	25,002	185,515
Mattson Technology Inc.(a)	649	5,614
Micron Technology Inc.(a)(b)	43,485	482,684
MKS Instruments Inc.(a)	4,044	76,917
Novellus Systems Inc.(a)	3,734	101,789
OmniVision Technologies Inc.(a)(b)	3,406	77,418
Pericom Semiconductor Corp.(a)	1,533	17,967
Photronics Inc.(a)	3,535	40,334
PMC-Sierra Inc.(a)	1,282	10,756
QLogic Corp.(a)	1,365	18,359
Rambus Inc.(a)	1,862	35,583
Rudolph Technologies Inc.(a)	1,192	16,485
Semitool Inc.(a)	1,529	14,831
Semtech Corp.(a)	1,165	23,859
Silicon Image Inc.(a)	687	3,538
Skyworks Solutions Inc.(a)	11,702	105,786
Spansion Inc. Class A(a)	7,608	64,288
Standard Microsystems Corp.(a)	1,276	49,024
Syntax-Brillian Corp.(a)(b)	360	1,465
Teradyne Inc.(a)	7,945	109,641
TriQuint Semiconductor Inc.(a)	11,767	57,776
Ultra Clean Holdings Inc.(a)	1,416	20,815
Ultratech Inc.(a)(b)	930	12,890
Veeco Instruments Inc.(a)	2,277	44,128
Zoran Corp.(a)	2,825	57,065

		3,604,385
SOFTWARE – 0.27%
Avid Technology Inc.(a)	3,496	94,672
Blackbaud Inc.	590	14,892
BladeLogic Inc.(a)	148	3,795
Borland Software Corp.(a)	6,152	26,761
Bottomline Technologies Inc.(a)	1,837	23,018
CA Inc.	13,066	336,058
Computer Programs and Systems Inc.	232	6,116

Compuware Corp.(a)	4,814	38,608
CSG Systems International Inc.(a)	2,126	45,178
Digi International Inc.(a)	1,833	26,102
Fair Isaac Corp.	4,375	157,981
Fidelity National Information Services Inc.	2,555	113,365
IMS Health Inc.	1,776	54,417
infoUSA Inc.	1,817	16,880
InPhonic Inc.(a)(b)	1,707	4,694
INVESTools Inc.(a)	1,038	12,549
JDA Software Group Inc.(a)	1,504	31,073
Lawson Software Inc.(a)	11,008	110,190
ManTech International Corp. Class A(a)	1,366	49,149
MicroStrategy Inc. Class A(a)	114	9,045
Monotype Imaging Holdings Inc.	280	3,522
MSC Software Corp.(a)	3,709	50,517
Novell Inc.(a)	25,671	196,126
OpenTV Corp.(a)	2,968	4,393
Packeteer Inc.(a)	499	3,792
Parametric Technology Corp.(a)	5,278	91,943
PDF Solutions Inc.(a)	925	9,139
Pegasystems Inc.	1,019	12,126
PROS Holdings Inc.(a)	200	2,414
QAD Inc.	388	3,360
Quest Software Inc.(a)	702	12,046
Schawk Inc.	1,114	25,143
SeaChange International Inc.(a)	1,461	10,110
Solera Holdings Inc.(a)	664	11,945
Sybase Inc.(a)	6,916	159,967
SYNNEX Corp.(a)	1,379	28,352
Take-Two Interactive Software Inc.(a)(b)	730	12,468
VMware Inc. Class A(a)	575	48,875

		1,860,781
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	615	14,858

		14,858
TELECOMMUNICATIONS – 7.31%
Adaptec Inc.(a)	10,008	38,231
ADC Telecommunications Inc.(a)	9,923	194,590
ADTRAN Inc.	2,406	55,410
Airvana Inc.(a)	319	1,930
Alaska Communications Systems Group Inc.	3,616	52,251
Alltel Corp.	29,189	2,033,890
Anaren Inc.(a)	1,375	19,388
Andrew Corp.(a)	13,178	182,515
Anixter International Inc.(a)	446	36,773
Arris Group Inc.(a)	636	7,855
Aruba Networks Inc.(a)(b)	268	5,360
AT&T Inc.	523,791	22,161,597
Atlantic Tele-Network Inc.	794	28,862
Avaya Inc.(a)	28,457	482,631
Black Box Corp.	1,471	62,900
CenturyTel Inc.	9,374	433,266
Cincinnati Bell Inc.(a)	20,951	103,498
Citizens Communications Co.	24,180	346,258
Clearwire Corp. Class A(a)	1,966	48,049
Consolidated Communications Holdings Inc.	728	14,276
Crown Castle International Corp.(a)	3,567	144,927
Ditech Networks Inc.(a)	1,727	9,101
Embarq Corp.	12,856	714,794
EMS Technologies Inc.(a)	642	15,748
Extreme Networks Inc.(a)	9,459	36,323

FairPoint Communications Inc.	2,627	49,545
FiberTower Corp.(a)(b)	8,708	33,439
Foundry Networks Inc.(a)	1,605	28,521
General Communication Inc. Class A(a)	3,940	47,832
GeoEye Inc.(a)	432	11,124
Global Crossing Ltd.(a)	1,174	24,748
Golden Telecom Inc.	764	61,494
Hungarian Telephone and Cable Corp.(a)	176	3,460
Hypercom Corp.(a)	1,913	8,647
ICO Global Communications (Holdings) Ltd.(a)	5,014	17,449
IDT Corp. Class B	4,186	35,037
Infinera Corp.(a)	548	11,042
Iowa Telecommunications Services Inc.	2,680	53,198
iPCS Inc.	374	12,862
Ixia(a)	1,124	9,801
JDS Uniphase Corp.(a)	7,869	117,720
Juniper Networks Inc.(a)	12,396	453,818
Knology Inc.(a)	1,075	17,985
Loral Space & Communications Inc.(a)	972	38,637
MasTec Inc.(a)	595	8,372
Motorola Inc.	196,695	3,644,758
MRV Communications Inc.(a)	10,661	26,439
Newport Corp.(a)	2,954	44,989
NextWave Wireless Inc.(a)	2,292	13,110
North Pittsburgh Systems Inc.	165	3,920
Oplink Communications Inc.(a)	1,082	14,780
Optium Corp.(a)	681	7,069
PAETEC Holding Corp.(a)	3,818	47,610
Plantronics Inc.	4,065	116,056
Powerwave Technologies Inc.(a)	11,019	67,877
Preformed Line Products Co.	212	11,028
Premiere Global Services Inc.(a)	4,723	59,746
Qwest Communications International Inc.(a)(b)	137,035	1,255,241
RCN Corp.(a)	2,589	31,845
RF Micro Devices Inc.(a)	8,708	58,605
Rural Cellular Corp. Class A(a)	597	25,970
SAVVIS Inc.(a)	701	27,185
Shenandoah Telecommunications Co.	1,810	39,386
ShoreTel Inc.(a)	308	4,411
Sprint Nextel Corp.	238,995	4,540,905
Starent Networks Corp.(a)	413	8,718
SureWest Communications	1,226	30,662
Sycamore Networks Inc.(a)	9,632	39,202
Symmetricom Inc.(a)	1,948	9,156
Syniverse Holdings Inc.(a)	2,307	36,681
Tekelec(a)	5,155	62,376
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone and Data Systems Inc.	4,791	319,799
Tellabs Inc.(a)	37,400	356,048
3Com Corp.(a)	32,922	162,635
Time Warner Telecom Inc. Class A(a)	916	20,125
United States Cellular Corp.(a)	958	94,076
USA Mobility Inc.(a)	1,957	33,015
UTStarcom Inc.(a)(b)	4,865	17,806
Verizon Communications Inc.	246,666	10,922,370
Virgin Media Inc.	24,954	605,634
Vonage Holdings Corp.(a)	2,884	2,999
Windstream Corp.	18,091	255,445

		51,292,831
TEXTILES – 0.09%
Cintas Corp.	2,745	101,840
G&K Services Inc. Class A	1,817	73,043

Mohawk Industries Inc.(a)	4,718	383,573
UniFirst Corp.	1,214	45,476

		603,932
TOYS, GAMES & HOBBIES – 0.13%
Hasbro Inc.	8,940	249,247
JAKKS Pacific Inc.(a)	2,382	63,623
LeapFrog Enterprises Inc.(a)	2,912	24,024
Marvel Entertainment Inc.(a)	1,509	35,371
Mattel Inc.	18,561	435,441
RC2 Corp.(a)	1,790	49,565
Topps Co. Inc. (The)	2,813	27,258

		884,529
TRANSPORTATION – 0.87%
ABX Air Inc.(a)	4,961	35,124
Alexander & Baldwin Inc.	3,631	182,022
Arkansas Best Corp.(b)	1,907	62,283
Atlas Air Worldwide Holdings Inc.(a)	1,129	58,290
Bristow Group Inc.(a)	1,715	74,963
Burlington Northern Santa Fe Corp.	1,720	139,612
Con-way Inc.	852	39,192
CSX Corp.	30,833	1,317,494
Eagle Bulk Shipping Inc.	2,576	66,306
FedEx Corp.	4,229	442,988
Forward Air Corp.	573	17,064
Genco Shipping & Trading Ltd.	1,412	92,528
General Maritime Corp.	2,420	67,542
Genesee & Wyoming Inc. Class A(a)	1,586	45,740
Golar LNG Ltd.	2,297	51,269
GulfMark Offshore Inc.(a)	1,932	94,011
Heartland Express Inc.	3,285	46,910
Kansas City Southern Industries Inc.(a)	2,596	83,513
Knightsbridge Tankers Ltd.	81	2,179
Laidlaw International Inc.	6,713	236,432
Marten Transport Ltd.(a)	1,291	19,894
Nordic American Tanker Shipping Ltd.(b)	2,552	100,140
Norfolk Southern Corp.	16,452	854,023
Old Dominion Freight Line Inc.(a)	163	3,907
Overseas Shipholding Group Inc.	2,808	215,739
Pacer International Inc.	2,138	40,729
Patriot Transportation Holding Inc.(a)	136	13,374
PHI Inc.(a)	556	16,758
Ryder System Inc.	5,173	253,477
Saia Inc.(a)	1,064	17,588
TBS International Ltd.(a)	409	16,871
Teekay Corp.	3,413	200,719
Ultrapetrol (Bahamas) Ltd.(a)	845	14,035
Union Pacific Corp.	8,837	999,111
Universal Truckload Services Inc.(a)	271	5,951
Werner Enterprises Inc.	3,933	67,451
YRC Worldwide Inc.(a)	4,868	132,994

		6,128,223
TRUCKING & LEASING – 0.03%
AMERCO(a)(b)	898	56,987
GATX Corp.	2,637	112,732
Greenbrier Companies Inc. (The)	1,355	36,192
TAL International Group Inc.	1,239	31,062

		236,973
WATER – 0.07%
American States Water Co.	1,440	56,160

Aqua America Inc.(b)	10,455	237,119
California Water Service Group	1,655	63,701
PICO Holdings Inc.(a)	1,288	53,516
SJW Corp.	1,216	41,514
Southwest Water Co.(b)	2,035	25,702

		477,712

TOTAL COMMON STOCKS
(Cost: $667,750,164)		700,661,494
SHORT-TERM INVESTMENTS – 1.61%

MONEY MARKET FUNDS – 1.61%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	4,652,109	4,652,109
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	6,655,189	6,655,189

		11,307,298

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,307,298)		11,307,298

TOTAL INVESTMENTS IN SECURITIES – 101.41%
(Cost: $679,057,462)		711,968,792
Other Assets, Less Liabilities – (1.41)%		(9,879,885)

NET ASSETS – 100.00%		$702,088,907

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.28%
Gaiam Inc.(a)	9,038	$217,183
Greenfield Online Inc.(a)	16,570	252,692
Traffix Inc.	12,597	83,518
ValueVision Media Inc. Class A(a)	21,799	161,531

		714,924
AEROSPACE & DEFENSE – 0.96%
Argon ST Inc.(a)	6,593	130,541
Ducommun Inc.(a)	8,128	262,534
EDO Corp.	9,041	506,386
Herley Industries Inc.(a)	13,380	200,165
Innovative Solutions and Support Inc.(a)(b)	9,589	181,903
Kaman Corp.	16,197	559,768
LMI Aerospace Inc.(a)	4,205	97,346
MTC Technologies Inc.(a)	8,115	156,701
United Industrial Corp.	5,296	398,577

		2,493,921
AGRICULTURE – 0.10%
Alico Inc.	2,958	128,200
Cadiz Inc.(a)	6,988	132,073

		260,273
AIRLINES – 0.35%
ExpressJet Holdings Inc.(a)	34,298	105,981
Frontier Airlines Holdings Inc.(a)(b)	26,967	166,926
Hawaiian Holdings Inc.(a)	24,017	105,194
Mesa Air Group Inc.(a)	22,991	102,080
Midwest Air Group Inc.(a)	11,367	186,987
Pinnacle Airlines Corp.(a)	14,276	228,702

		895,870
APPAREL – 0.65%
Ashworth Inc.(a)	16,570	101,905
Cherokee Inc.	8,488	325,600
G-III Apparel Group Ltd.(a)	6,995	137,732
Hartmarx Corp.(a)	22,953	112,470
Maidenform Brands Inc.(a)	12,235	194,292
NexCen Brands Inc.(a)	24,277	163,141
Perry Ellis International Inc.(a)	7,855	217,662
Rocky Brands Inc.(a)	4,642	49,344
Tandy Brands Accessories Inc.	12,581	131,346
True Religion Apparel Inc.(a)	7,361	129,554
Unifi Inc.(a)	42,180	115,995

		1,679,041
AUTO MANUFACTURERS – 0.13%
A.S.V. Inc.(a)(b)	12,538	175,908

Wabash National Corp.	14,099	159,178

		335,086
AUTO PARTS & EQUIPMENT – 0.99%
Accuride Corp.(a)	10,802	130,812
Aftermarket Technology Corp.(a)	14,562	462,198
Amerigon Inc. Class A(a)	15,586	269,794
Amerityre Corp.(a)(b)	15,992	55,492
Commercial Vehicle Group Inc.(a)	11,222	143,978
Exide Technologies Inc.(a)	33,025	214,662
Fuel Systems Solutions Inc.(a)	5,801	103,606
Hayes Lemmerz International Inc.(a)	51,780	215,405
Miller Industries Inc.(a)	5,363	91,815
Noble International Ltd.	5,981	127,335
Spartan Motors Inc.	20,918	352,050
Standard Motor Products Inc.	7,128	67,003
Strattec Security Corp.	1,230	57,220
Superior Industries International Inc.(b)	9,833	213,278
Supreme Industries Inc.	10,728	75,096

		2,579,744
BANKS – 10.00%
Access National Corp.	6,607	52,195
AmericanWest Bancorporation	9,754	191,276
Ameris Bancorp	15,326	277,094
AmeriServ Financial Inc.(a)	44,354	147,699
Arrow Financial Corp.	13,093	291,712
Banco Latinoamericano de Exportaciones SA	14,833	269,664
Bancorp Inc. (The)(a)	10,581	195,325
BancTrust Financial Group Inc.(b)	12,315	196,055
Bank of Florida Corp.(a)	7,339	119,479
Bank of Granite Corp.	19,255	261,483
Bank of the Ozarks Inc.	12,305	375,672
Banner Corp.	10,736	369,211
Bridge Capital Holdings(a)	3,669	81,672
Bryn Mawr Bank Corp.	12,577	273,676
Camden National Corp.	4,550	159,159
Capital City Bank Group Inc.(b)	5,402	168,542
Capital Corp of the West	3,309	60,952
Capitol Bancorp Ltd.	6,051	150,246
Cardinal Financial Corp.	29,685	296,553
Centennial Bank Holdings Inc.(a)	27,133	173,651
Center Bancorp Inc.	8,717	104,778
Center Financial Corp.	11,245	156,418
Citizens & Northern Corp.(b)	2,547	46,788
City Bank	12,928	371,292
CoBiz Financial Inc.	11,069	189,501
Columbia Bancorp	5,196	102,933
Columbia Banking System Inc.	14,704	467,881
Community Bancorp(a)	10,827	272,191
Community Bank System Inc.	11,851	231,332
Community Trust Bancorp Inc.	11,521	346,091
Eagle Bancorp Inc.	468	6,215
Eastern Virginia Bankshares	639	12,454
EuroBancshares Inc.(a)	12,362	95,187
Financial Institutions Inc.	12,848	232,292
First Bancorp (North Carolina)	12,031	245,192
First Busey Corp. Class A	12,695	278,147
First Citizens Banc Corp.	82	1,416
First Community Bancshares Inc.	9,102	329,765
First Financial Bancorp	12,857	164,312
First Financial Corp.	12,480	378,144
First Indiana Corp.	10,790	337,943

First Merchants Corp.	16,481	355,330
First Regional Bancorp(a)	2,879	70,622
First Security Group Inc.	16,512	165,120
1st Source Corp.	6,053	138,614
First South Bancorp Inc.(b)	5,399	141,238
First State Bancorp	12,144	238,508
Firstbank Corp.	4,828	79,699
FNB United Corp.	787	12,576
Gateway Financial Holdings Inc.	15,363	241,814
GB&T Bancshares Inc.	12,711	168,421
German American Bancorp Inc.	22,228	305,413
Great Southern Bancorp Inc.	6,175	153,387
Green Bancshares Inc.	5,653	206,052
Harleysville National Corp.	13,371	212,465
Heartland Financial USA Inc.	12,000	246,600
Heritage Commerce Corp.	11,077	234,500
Horizon Financial Corp.	14,730	298,724
IBERIABANK Corp.	9,839	518,023
Imperial Capital Bancorp Inc.	4,531	128,001
Independent Bank Corp. (Massachusetts)	12,240	363,528
Independent Bank Corp. (Michigan)	10,228	113,019
Integra Bank Corp.	18,118	328,479
Intervest Bancshares Corp.	2,505	61,999
Lakeland Bancorp Inc.	18,620	252,860
Lakeland Financial Corp.	15,123	349,493
LNB Bancorp Inc.(b)	16,079	237,165
Macatawa Bank Corp.	15,366	207,902
MainSource Financial Group Inc.	22,811	402,158
MBT Financial Corp.	14,460	173,375
Mercantile Bank Corp.	9,730	208,806
Midwest Banc Holdings Inc.	17,185	253,822
Millenium Bankshares Corp.	6,009	42,123
Nara Bancorp Inc.	18,650	291,313
Old Second Bancorp Inc.	13,651	389,053
Omega Financial Corp.	12,509	330,363
Oriental Financial Group Inc.	22,630	260,245
Pacific Mercantile Bancorp(a)	11,327	178,627
Peoples Bancorp Inc.	13,417	351,257
Pinnacle Financial Partners Inc.(a)	11,462	330,335
Preferred Bank	10,414	409,687
PremierWest Bancorp	9,994	127,923
QCR Holdings Inc.	1,544	22,388
Renasant Corp.	16,003	346,145
Republic First Bancorp Inc.(a)	18,026	143,667
Riverview Bancorp Inc.	7,553	112,162
Sandy Spring Bancorp Inc.	11,468	345,416
SCBT Financial Corp.	10,516	363,223
Seacoast Banking Corp. of Florida	12,090	226,083
Security Bank Corp.	11,138	139,448
Simmons First National Corp. Class A	11,937	314,421
Smithtown Bancorp Inc.	6,682	155,290
Southcoast Financial Corp.(a)	246	4,480
Southern Community Financial Corp.	29,523	255,374
Southside Bancshares Inc.(b)	15,329	338,618
Southwest Bancorp Inc.	15,135	284,841
State Bancorp Inc.	1,854	30,220
Sterling Bancorp	16,446	230,244
Sterling Financial Corp. (Pennsylvania)	12,209	209,384
Suffolk Bancorp	8,876	284,565
Sun American Bancorp(a)	3,475	21,927
Sun Bancorp Inc. (New Jersey)(a)	5,088	89,040
Superior Bancorp(a)	26,768	236,361
SY Bancorp Inc.	11,882	321,289

Temecula Valley Bancorp Inc.(b)	5,187	88,023
Texas Capital Bancshares Inc.(a)	17,731	385,472
TriCo Bancshares	11,186	249,112
Union Bankshares Corp.	13,099	297,478
United Security Bancshares Inc.	34	801
Univest Corp. of Pennsylvania	9,215	218,580
Vineyard National Bancorp	12,066	201,744
Virginia Commerce Bancorp Inc.(a)	16,374	234,803
Virginia Financial Group Inc.(b)	12,598	239,488
Washington Trust Bancorp Inc.	11,077	298,747
West Bancorporation	20,018	310,679
West Coast Bancorp	12,804	363,762
Wilshire Bancorp Inc.	16,625	182,376
Yardville National Bancorp	11,083	372,721

		25,978,599
BEVERAGES – 0.66%
Boston Beer Co. Inc. Class A(a)	8,613	419,109
Coca-Cola Bottling Co. Consolidated	5,635	339,790
Green Mountain Coffee Roasters Inc.(a)	12,792	424,566
Jones Soda Co.(a)(b)	16,505	199,050
Peet’s Coffee & Tea Inc.(a)	12,144	338,939

		1,721,454
BIOTECHNOLOGY – 3.83%
Aastrom Biosciences Inc.(a)(b)	92,195	106,946
Acorda Therapeutics Inc.(a)	14,077	258,313
ADVENTRX Pharmaceuticals Inc.(a)	44,321	113,905
Affymax Inc.(a)	2,251	60,912
American Oriental Bioengineering Inc.(a)	28,749	320,551
ARIAD Pharmaceuticals Inc.(a)	45,433	210,355
ArQule Inc.(a)	22,487	160,332
Avigen Inc.(a)	24,583	132,748
Barrier Therapeutics Inc.(a)(b)	17,829	107,687
BioCryst Pharmaceuticals Inc.(a)	14,398	103,954
BioMimetic Therapeutics Inc.(a)	6,974	93,033
BioSante Pharmaceuticals Inc.(a)(b)	13,397	77,435
Cambrex Corp.	19,931	217,049
Cell Genesys Inc.(a)(b)	42,611	162,774
Coley Pharmaceutical Group Inc.(a)	9,136	28,687
CryoLife Inc.(a)	12,034	113,721
CuraGen Corp.(a)	41,304	57,000
Cytokinetics Inc.(a)	24,568	125,788
Cytori Therapeutics Inc.(a)	14,801	88,806
deCODE genetics Inc.(a)(b)	38,676	134,206
Encysive Pharmaceuticals Inc.(a)	39,030	58,935
EntreMed Inc.(a)	41,762	44,685
Enzo Biochem Inc.(a)	20,179	229,032
Enzon Pharmaceuticals Inc.(a)	29,823	262,741
Genitope Corp.(a)(b)	22,884	102,520
Genomic Health Inc.(a)	8,084	155,132
GenVec Inc.(a)	36,350	85,422
Geron Corp.(a)	43,144	315,814
GTx Inc.(a)	9,447	153,797
Halozyme Therapeutics Inc.(a)	41,638	361,834
Harvard Bioscience Inc.(a)	24,131	108,589
ImmunoGen Inc.(a)	31,202	145,089
Immunomedics Inc.(a)	37,881	86,747
Incyte Corp.(a)	50,734	362,748
Inovio Biomedical Corp.(a)	31,734	42,841
Keryx Biopharmaceuticals Inc.(a)	24,182	240,369
Kosan Biosciences Inc.(a)	23,552	117,996
Lexicon Pharmaceuticals Inc.(a)	54,274	187,788

Maxygen Inc.(a)	18,700	127,347
Medivation Inc.(a)	13,105	262,755
Metabasis Therapeutics Inc.(a)	11,307	33,016
Micromet Inc.(a)	14,793	29,290
Molecular Insight Pharmaceuticals Inc.(a)	4,532	30,772
Momenta Pharmaceuticals Inc.(a)(b)	14,393	163,936
Monogram Biosciences Inc.(a)	92,917	132,871
Nanogen Inc.(a)	48,558	35,447
Neose Technologies Inc.(a)	27,080	41,703
Novavax Inc.(a)(b)	37,938	136,197
Omrix Biopharmaceuticals Inc.(a)	8,678	306,420
Orchid Cellmark Inc.(a)	20,206	112,952
Oxigene Inc.(a)	20,066	70,432
Panacos Pharmaceuticals Inc.(a)	35,589	56,942
Peregrine Pharmaceuticals Inc.(a)(b)	130,296	87,246
Regeneration Technologies Inc.(a)	20,864	223,662
RegeneRx Biopharmaceuticals Inc.(a)	26,537	43,786
Repligen Corp.(a)	27,421	117,910
Sangamo BioSciences Inc.(a)(b)	18,043	254,587
Savient Pharmaceuticals Inc.(a)	31,419	457,146
Seattle Genetics Inc.(a)	23,441	263,477
Sequenom Inc.(a)	20,252	145,612
Sonus Pharmaceuticals Inc.(a)	24,685	15,305
StemCells Inc.(a)	57,298	120,899
SuperGen Inc.(a)	34,123	148,094
Telik Inc.(a)(b)	24,511	71,327
Tercica Inc.(a)	19,313	119,741
Third Wave Technologies Inc.(a)	24,709	213,239
Vical Inc.(a)	25,987	127,076
XOMA Ltd.(a)	73,787	251,614

		9,937,082
BUILDING MATERIALS – 0.65%
AAON Inc.	7,704	152,000
Apogee Enterprises Inc.	18,185	471,719
Comfort Systems USA Inc.	26,155	371,401
Craftmade International Inc.	8,761	102,942
Energy Focus Inc.(a)	8,299	62,160
LSI Industries Inc.	15,384	315,680
Trex Co. Inc.(a)(b)	5,193	57,746
U.S. Concrete Inc.(a)	22,018	145,099

		1,678,747
CHEMICALS – 1.12%
Aceto Corp.	20,429	183,861
American Vanguard Corp.(b)	8,146	159,010
Balchem Corp.	9,784	199,691
Georgia Gulf Corp.	16,452	228,683
ICO Inc.(a)	16,393	230,813
Innophos Holdings Inc.	11,922	181,691
Innospec Inc.	15,046	342,748
Landec Corp.(a)	17,223	266,268
OMNOVA Solutions Inc.(a)	30,823	178,157
Penford Corp.	8,824	332,665
Quaker Chemical Corp.	9,806	230,637
Symyx Technologies Inc.(a)	16,159	140,422
Tronox Inc. Class B	18,519	167,227
Wellman Inc.(c)	26,637	63,929

		2,905,802
COAL – 0.05%
James River Coal Co.(a)(b)	6,458	40,040
Westmoreland Coal Co.(a)	4,783	95,325

		135,365

COMMERCIAL SERVICES – 5.05%
Albany Molecular Research Inc.(a)	15,691	236,934
Arrowhead Research Corp.(a)	23,032	116,312
Barrett Business Services Inc.	5,688	135,545
Bowne & Co. Inc.	18,573	309,426
Capella Education Co.(a)	5,684	317,792
Carriage Services Inc.(a)	15,381	125,663
Cash Systems Inc.(a)(b)	19,510	102,818
CBIZ Inc.(a)	19,864	157,919
CDI Corp.	12,555	350,033
Clayton Holdings Inc.(a)	4,817	38,584
Coinmach Service Corp. Class A	19,129	229,357
Collectors Universe Inc.	5,799	81,650
Compass Diversified Holdings	12,579	202,019
Cornell Companies Inc.(a)	8,620	203,001
CorVel Corp.(a)	4,053	93,705
CPI Corp.	2,744	105,699
CRA International Inc.(a)	6,644	320,174
Cross Country Healthcare Inc.(a)	16,251	283,905
Diamond Management & Technology Consultants Inc.	17,930	164,956
Document Security Systems Inc.(a)(b)	10,623	119,190
Dollar Financial Corp.(a)	9,779	278,995
Edgewater Technology Inc.(a)	6,788	59,123
Electro Rent Corp.	14,542	203,733
Emergency Medical Services LP(a)	5,543	167,676
ExlService Holdings Inc.(a)	12,007	255,269
Exponent Inc.(a)	12,741	319,672
First Consulting Group Inc.(a)	20,153	207,576
Forrester Research Inc.(a)	10,736	253,048
Franklin Covey Co.(a)	11,668	88,677
Gevity HR Inc.	12,068	123,697
Healthcare Services Group Inc.	29,510	598,168
HMS Holdings Corp.(a)	15,316	376,927
Home Solutions of America Inc.(a)(b)	22,923	77,709
Hooper Holmes Inc.(a)	44,808	105,747
Hudson Highland Group Inc.(a)	15,832	201,541
ICT Group Inc.(a)	2,652	35,563
Integrated Electrical Services Inc.(a)	6,881	176,222
Intersections Inc.(a)	10,397	106,153
Kendle International Inc.(a)	8,355	346,983
Kforce Inc.(a)	20,935	269,224
Landauer Inc.	6,651	338,935
LECG Corp.(a)	14,127	210,492
Mac-Gray Corp.(a)	6,709	86,412
Medifast Inc.(a)(b)	6,586	36,750
Michael Baker Corp.(a)	3,902	191,237
Midas Inc.(a)	11,359	214,344
Monro Muffler Brake Inc.	8,428	284,782
Odyssey Marine Exploration Inc.(a)	28,098	173,927
On Assignment Inc.(a)	23,221	216,884
PDI Inc.(a)	8,626	89,538
PeopleSupport Inc.(a)	15,526	185,691
PharmaNet Development Group Inc.(a)	9,885	286,962
PRA International(a)	11,865	348,831
Premier Exhibitions Inc.(a)	17,116	258,109
Princeton Review Inc. (The)(a)	10,784	85,948
Providence Service Corp. (The)(a)	9,212	270,464
Rewards Network Inc.(a)	14,428	69,976
Rural/Metro Corp.(a)	20,176	65,168
Saba Software Inc.(a)	14,006	68,349

Senomyx Inc.(a)	17,154	210,136
SM&A(a)	9,936	67,764
Source Interlink Companies Inc.(a)(b)	23,581	83,005
Spherion Corp.(a)	35,793	295,650
Standard Parking Corp.(a)	6,379	253,820
StarTek Inc.	12,485	126,473
Team Inc.(a)	9,972	273,033
TNS Inc.	13,593	218,304
Transcend Services Inc.(a)	3,694	56,740
Volt Information Sciences Inc.(a)	5,801	102,330

		13,116,439
COMPUTER SYSTEMS – 0.02%
Electronic Clearing House Inc.(a)	5,551	59,951

		59,951
COMPUTERS – 4.24%
Agilysys Inc.	18,534	313,225
Ansoft Corp.(a)	11,569	381,546
Applix Inc.(a)	8,956	159,238
Catapult Communications Corp.(a)	8,876	67,813
CIBER Inc.(a)	35,624	278,223
Computer Task Group Inc.(a)	26,034	113,248
COMSYS IT Partners Inc.(a)	9,311	156,518
Comtech Group Inc.(a)	12,249	223,054
Cray Inc.(a)	22,139	159,401
Digimarc Corp.(a)	15,156	136,859
Dot Hill Systems Corp.(a)	40,041	121,324
EasyLink Services International Corp. Class A(a)(b)	13,318	47,146
Echelon Corp.(a)(b)	17,387	434,849
Furmanite Corp.(a)	25,722	234,070
Hutchinson Technology Inc.(a)	14,046	345,532
iCAD Inc.(a)	18,406	55,402
iGATE Corp.(a)	10,654	91,305
Immersion Corp.(a)	18,879	309,238
InFocus Corp.(a)	44,580	75,786
Integral Systems Inc.(b)	5,923	127,285
Intervoice Inc.(a)	26,367	247,586
Iomega Corp.(a)	41,086	215,291
LaserCard Corp.(a)(b)	7,985	88,713
LivePerson Inc.(a)	27,359	168,531
Magma Design Automation Inc.(a)	23,644	332,671
Manhattan Associates Inc.(a)	15,782	432,585
Maxwell Technologies Inc.(a)(b)	9,330	108,508
Mercury Computer Systems Inc.(a)	12,282	126,259
Mobility Electronics Inc.(a)	24,038	84,373
NCI Inc. Class A(a)	5,853	110,739
Ness Technologies Inc.(a)	18,419	201,135
NetScout Systems Inc.(a)	16,472	179,545
On2 Technologies Inc.(a)(b)	67,595	78,410
PAR Technology Corp.(a)	5,825	46,600
Pomeroy IT Solutions Inc.(a)	5,838	46,996
QuadraMed Corp.(a)	26,263	75,375
Quantum Corp.(a)	119,628	406,735
Rackable Systems Inc.(a)	15,073	195,497
Radiant Systems Inc.(a)	18,707	296,132
RadiSys Corp.(a)	15,507	193,062
Rainmaker Systems Inc.(a)	10,178	88,243
Rimage Corp.(a)	9,303	208,759
SI International Inc.(a)	8,715	248,988
Sigma Designs Inc.(a)(b)	13,764	663,975
Silicon Graphics Inc.(a)	4,275	84,431
Silicon Storage Technology Inc.(a)	57,695	185,778

STEC Inc.(a)	16,801	128,192
Stratasys Inc.(a)	13,278	365,942
Synaptics Inc.(a)	15,686	749,163
TechTeam Global Inc.(a)	6,205	73,219
3D Systems Corp.(a)(b)	10,445	246,711
Tier Technologies Inc. Class B(a)	12,872	131,294
Tyler Technologies Inc.(a)	23,811	317,877
USA Technologies Inc.(a)	7,878	65,781

		11,024,158
COSMETICS & PERSONAL CARE – 0.23%
Elizabeth Arden Inc.(a)	13,045	351,693
Inter Parfums Inc.	4,227	100,053
Parlux Fragrances Inc.(a)	10,030	39,117
Physicians Formula Holdings Inc.(a)	8,752	102,661

		593,524
DISTRIBUTION & WHOLESALE – 0.75%
Beijing Med-Pharm Corp.(a)	20,146	234,701
Bell Microproducts Inc.(a)	23,449	145,853
Building Materials Holding Corp.	13,087	138,460
Chindex International Inc.(a)	3,606	87,049
Core-Mark Holding Co. Inc.(a)	6,775	238,683
Handleman Co.(b)	21,133	64,456
Houston Wire & Cable Co.	8,622	156,144
Industrial Distribution Group Inc.(a)	12,142	114,620
MWI Veterinary Supply Inc.(a)	5,367	202,604
Navarre Corp.(a)(b)	22,176	83,382
NuCO2 Inc.(a)	11,917	306,744
Rentrak Corp.(a)	13,515	185,561

		1,958,257
DIVERSIFIED FINANCIAL SERVICES – 1.67%
Accredited Home Lenders Holding Co.(a)	11,430	133,388
Asta Funding Inc.(b)	7,728	296,137
Calamos Asset Management Inc. Class A	11,330	319,846
Consumer Portfolio Services(a)	20,343	115,345
Cowen Group Inc.(a)	7,666	105,944
Delta Financial Corp.(b)	7,093	34,827
Diamond Hill Investment Group(a)	2,043	167,015
Encore Capital Group Inc.(a)	13,020	153,636
Epoch Holding Corp.(a)	7,795	109,754
eSpeed Inc.(a)	16,094	137,282
Evercore Partners Inc. Class A	3,286	86,389
Federal Agricultural Mortgage Corp.	4,939	145,009
FirstCity Financial Corp.(a)	14,600	144,394
International Assets Holding Corp.(a)(b)	3,719	95,764
LaBranche & Co. Inc.(a)	21,978	102,857
Landenburg Thalmann Financial Services Inc.(a)(b)	53,268	104,405
MarketAxess Holdings Inc.(a)	20,605	309,075
Marlin Business Services Corp.(a)	8,885	127,322
MRU Holdings Inc.(a)	15,586	91,334
NewStar Financial Inc.(a)	6,355	71,430
Penson Worldwide Inc.(a)	5,912	109,254
Sanders Morris Harris Group Inc.	12,342	125,271
SWS Group Inc.	11,149	197,226
Thomas Weisel Partners Group Inc.(a)	10,464	151,833
TradeStation Group Inc.(a)	13,253	154,663
U.S. Global Investors Inc. Class A(b)	7,298	138,808
United PanAm Financial Corp.(a)	4,777	39,362
Westwood Holdings Group Inc.	4,837	165,957
World Acceptance Corp.(a)	12,295	406,719

		4,340,246

ELECTRIC – 0.33%
Central Vermont Public Service Corp.	10,403	380,126
Empire District Electric Co. (The)	19,665	444,232
Unitil Corp.	832	24,544

		848,902
ELECTRICAL COMPONENTS & EQUIPMENT – 1.38%
Active Power Inc.(a)	31,393	69,379
American Superconductor Corp.(a)(b)	22,389	458,527
C&D Technologies Inc.(a)	19,998	99,590
China BAK Battery Inc.(a)(b)	14,346	111,612
Greatbatch Inc.(a)	13,877	368,989
Insteel Industries Inc.	12,370	189,879
Lamson & Sessions Co. (The)(a)	9,305	250,863
Magnetek Inc.(a)	24,838	119,222
Medis Technologies Ltd.(a)(b)	11,673	151,749
Powell Industries Inc.(a)	4,609	174,635
Power-One Inc.(a)	42,987	219,234
PowerSecure International Inc.(a)	8,265	102,982
Research Frontiers Inc.(a)(b)	10,453	155,959
Superior Essex Inc.(a)	13,375	498,620
Ultralife Batteries Inc.(a)	12,895	165,056
Universal Display Corp.(a)(b)	16,565	293,532
Valence Technology Inc.(a)(b)	35,084	49,468
Vicor Corp.	9,553	115,782

		3,595,078
ELECTRONICS – 3.05%
American Science and Engineering Inc.	5,849	366,498
Axsys Technologies Inc.(a)	5,856	181,302
Badger Meter Inc.(b)	11,280	361,524
Bel Fuse Inc. Class B	8,559	296,655
California Micro Devices Corp.(a)	25,446	111,708
CTS Corp.	23,334	301,009
Cubic Corp.	10,457	440,972
Cyberoptics Corp.(a)	8,913	109,630
DDi Corp.(a)	13,263	87,934
Eagle Test Systems Inc.(a)	8,014	102,739
Electro Scientific Industries Inc.(a)	18,589	445,392
Excel Technology Inc.(a)	9,102	227,095
FARO Technologies Inc.(a)	9,330	411,919
Frequency Electronics Inc.	10,260	103,421
LaBarge Inc.(a)	8,626	103,512
LeCroy Corp.(a)	13,557	101,135
LoJack Corp.(a)	12,818	243,029
Measurement Specialties Inc.(a)	11,077	309,048
Merix Corp.(a)	17,438	98,699
Methode Electronics Inc.	22,784	342,899
Nu Horizons Electronics Corp.(a)	8,275	78,033
NVE Corp.(a)	2,795	86,980
OSI Systems Inc.(a)	10,464	235,545
OYO Geospace Corp.(a)	2,298	213,048
Park Electrochemical Corp.	9,960	334,457
Photon Dynamics Inc.(a)	13,162	119,116
Planar Systems Inc.(a)	13,415	90,015
RAE Systems Inc.(a)	35,478	117,432
Sonic Solutions Inc.(a)	15,325	160,453
Spectrum Control Inc.(a)	11,247	162,969
SRS Labs Inc.(a)	10,620	77,845
Stoneridge Inc.(a)	10,964	111,833
Taser International Inc.(a)(b)	34,053	534,292

TTM Technologies Inc.(a)	24,560	284,159
UQM Technologies Inc.(a)	30,925	114,422
X-Rite Inc.	19,545	282,230
Zygo Corp.(a)	12,983	169,168

		7,918,117
ENERGY – ALTERNATE SOURCES – 0.50%
Clean Energy Fuels Corp.(a)	10,332	156,426
Evergreen Energy Inc.(a)(b)	44,770	228,327
FuelCell Energy Inc.(a)(b)	39,086	349,429
Green Plains Renewable Energy Inc.(a)	2,422	27,490
MGP Ingredients Inc.	4,525	46,472
Pacific Ethanol Inc.(a)	18,841	181,250
Plug Power Inc.(a)(b)	33,196	102,908
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	39,166	43,083
Syntroleum Corp.(a)	33,027	62,091
Verenium Corp.(a)(b)	19,010	100,373

		1,297,849
ENGINEERING & CONSTRUCTION – 0.38%
ENGlobal Corp.(a)(b)	10,597	120,912
Insituform Technologies Inc. Class A(a)	13,322	202,894
Layne Christensen Co.(a)	9,016	500,208
Sterling Construction Co. Inc.(a)	6,651	153,505

		977,519
ENTERTAINMENT – 0.86%
Bluegreen Corp.(a)	14,595	113,111
Carmike Cinemas Inc.(b)	12,469	229,056
Century Casinos Inc.(a)	10,117	61,663
Churchill Downs Inc.	5,489	274,230
Dover Downs Gaming & Entertainment Inc.	15,316	159,133
Dover Motorsports Inc.	26,604	172,128
Elixir Gaming Technologies Inc.(a)	24,468	106,680
Empire Resorts Inc.(a)	17,121	84,578
Entertainment Distribution Co. Inc.(a)	60,448	77,373
Great Wolf Resorts Inc.(a)	17,913	221,405
Image Entertainment Inc.(a)	25,464	109,241
Lakes Entertainment Inc.(a)	12,257	116,809
Progressive Gaming International Corp.(a)	21,552	107,760
Six Flags Inc.(a)(b)	33,325	115,304
Steinway Musical Instruments Inc.	5,044	149,403
VCG Holding Corp.(a)(b)	7,635	66,043
Youbet.com Inc.(a)	30,529	57,700

		2,221,617
ENVIRONMENTAL CONTROL – 0.87%
American Ecology Corp.	12,713	269,388
Basin Water Inc.(a)	7,244	85,697
Calgon Carbon Corp.(a)(b)	24,202	337,860
Casella Waste Systems Inc. Class A(a)	17,901	224,479
Darling International Inc.(a)	47,791	472,653
Fuel Tech Inc.(a)(b)	9,599	212,042
Perma-Fix Environmental Services Inc.(a)	48,605	128,803
Rentech Inc.(a)	98,563	212,896
Waste Services Inc.(a)	17,614	171,032
WCA Waste Corp.(a)	16,431	132,762

		2,247,612
FOOD – 1.17%
Ark Restaurants Corp.	5,758	209,994
Benihana Inc.(a)	7,172	124,147

Cal-Maine Foods Inc.	10,339	260,956
Chiquita Brands International Inc.(a)(b)	21,531	340,836
Diamond Foods Inc.	9,374	193,667
Imperial Sugar Co.(b)	8,751	228,664
J&J Snack Foods Corp.	10,787	375,603
Lifeway Foods Inc.(a)(b)	9,418	158,505
Nash Finch Co.	8,283	329,912
Pathmark Stores Inc.(a)	23,389	298,210
Rocky Mountain Chocolate Factory Inc.	7,170	123,396
Sanfilippo (John B.) & Son Inc.(a)	7,355	60,090
Spartan Stores Inc.	14,099	317,650
Village Super Market Inc. Class A	384	19,968

		3,041,598
FOREST PRODUCTS & PAPER – 0.58%
Buckeye Technologies Inc.(a)	20,884	316,184
Caraustar Industries Inc.(a)	20,726	92,438
Glatfelter (P.H.) Co.	19,488	289,202
Mercer International Inc.(a)	22,009	207,985
Neenah Paper Inc.	9,360	309,722
Schweitzer-Mauduit International Inc.	10,450	243,485
Xerium Technologies Inc.	7,758	41,893

		1,500,909
GAS – 0.33%
Chesapeake Utilities Corp.	6,348	215,769
EnergySouth Inc.	7,467	376,486
SEMCO Energy Inc.(a)	34,706	273,830

		866,085
HAND & MACHINE TOOLS – 0.09%
Raser Technologies Inc.(a)	17,345	223,577

		223,577
HEALTH CARE – 0.03%
MEDTOX Scientific Inc.(a)	3,672	75,092

		75,092
HEALTH CARE - PRODUCTS – 4.95%
Abaxis Inc.(a)	14,388	323,011
ABIOMED Inc.(a)	20,347	252,913
AngioDynamics Inc.(a)	13,166	248,179
Artes Medical Inc.(a)(b)	6,221	24,635
Aspect Medical Systems Inc.(a)	8,443	114,572
ATS Medical Inc.(a)	36,069	65,285
BioLase Technology Inc.(a)(b)	18,545	126,848
Caliper Life Sciences Inc.(a)	27,316	156,794
Candela Corp.(a)	15,804	134,176
Cantel Medical Corp.(a)	8,761	136,759
Cardiac Science Corp.(a)	13,127	132,320
Cepheid Inc.(a)	33,856	771,917
Cerus Corp.(a)	17,863	155,944
Columbia Laboratories Inc.(a)	38,157	98,827
Conceptus Inc.(a)	18,920	359,102
Cutera Inc.(a)	8,889	232,981
Cyberonics Inc.(a)	11,860	165,328
Cynosure Inc. Class A(a)	4,390	161,991
Datascope Corp.	9,761	330,019
Delcath Systems Inc.(a)	23,215	83,342
DexCom Inc.(a)	12,692	126,793
Digirad Corp.(a)	21,587	69,726
Endologix Inc.(a)	30,334	119,516
EPIX Pharmaceuticals Inc.(a)	22,183	90,063

Hanger Orthopedic Group Inc.(a)	15,486	175,456
Hansen Medical Inc.(a)(b)	4,975	134,872
HealthTronics Inc.(a)	25,152	128,275
ICU Medical Inc.(a)	9,283	359,716
Invacare Corp.	14,733	344,458
IRIS International Inc.(a)	13,836	265,651
Kensey Nash Corp.(a)	8,513	222,274
Lifecore Biomedical Inc.(a)	10,777	139,023
Luminex Corp.(a)	19,976	301,238
Medical Action Industries Inc.(a)	7,879	186,417
Merge Technologies Inc.(a)	16,986	74,569
Merit Medical Systems Inc.(a)	19,644	254,979
Metabolix Inc.(a)	7,908	191,848
Microtek Medical Holdings Inc.(a)	33,211	205,244
Microvision Inc.(a)	29,134	134,890
Micrus Endovascular Corp.(a)	9,317	170,222
Minrad International Inc.(a)	30,036	143,872
Natus Medical Inc.(a)	15,544	247,771
Neurometrix Inc.(a)(b)	7,337	64,052
NMT Medical Inc.(a)	11,994	95,592
Northstar Neuroscience Inc.(a)	12,018	134,121
NxStage Medical Inc.(a)	13,543	196,238
OraSure Technologies Inc.(a)	31,122	312,776
Orthovita Inc.(a)	57,668	174,734
Palatin Technologies Inc.(a)	52,881	21,152
PhotoMedex Inc.(a)	50,642	53,174
Possis Medical Inc.(a)	14,856	201,299
Quidel Corp.(a)	18,444	360,765
Somanetics Corp.(a)	10,870	202,399
Sonic Innovations Inc.(a)	20,207	185,298
SonoSite Inc.(a)(b)	11,132	339,749
Spectranetics Corp.(a)	22,811	307,492
STAAR Surgical Co.(a)	25,057	75,171
Stereotaxis Inc.(a)(b)	14,807	204,189
Symmetry Medical Inc.(a)	18,473	308,499
Synergetics USA Inc.(a)	11,390	43,965
Synovis Life Technologies Inc.(a)	7,307	157,612
Thermage Inc.(a)	10,811	76,542
ThermoGenesis Corp.(a)	43,794	97,661
Vascular Solutions Inc.(a)	13,947	111,297
Vital Images Inc.(a)	11,074	216,164
VNUS Medical Technologies Inc.(a)	8,305	131,966
Volcano Corp.(a)	13,186	216,778
Zila Inc.(a)	43,119	50,018
Zoll Medical Corp.(a)	13,292	344,529

		12,845,048
HEALTH CARE - SERVICES – 2.11%
Air Methods Corp.(a)	6,720	310,464
Alliance Imaging Inc.(a)	13,891	125,852
Allied Healthcare International Inc.(a)	28,077	67,104
America Service Group Inc.(a)	9,576	108,688
American Dental Partners Inc.(a)	10,264	287,495
Bio-Reference Laboratories Inc.(a)	6,269	211,641
Capital Senior Living Corp.(a)	14,499	122,082
Continucare Corp.(a)	33,844	96,455
Emeritus Corp.(a)	3,898	105,636
Five Star Quality Care Inc.(a)	16,266	133,707
Gentiva Health Services Inc.(a)	17,876	343,398
Hythiam Inc.(a)(b)	24,061	179,014
I-trax Inc.(a)	25,549	97,086
LHC Group Inc.(a)	8,784	188,592
Matria Healthcare Inc.(a)	12,576	328,988

MedCath Corp.(a)	6,545	179,726
Metropolitan Health Networks Inc.(a)	38,391	88,683
NightHawk Radiology Holdings Inc.(a)(b)	11,770	288,483
NovaMed Inc.(a)	14,552	63,301
Odyssey Healthcare Inc.(a)	21,314	204,828
Psychemedics Corp.	11,566	200,670
Radiation Therapy Services Inc.(a)	9,335	194,355
RadNet Inc.(a)	17,417	152,573
RehabCare Group Inc.(a)	13,528	237,958
Res-Care Inc.(a)	15,474	353,426
Skilled Healthcare Group Inc. Class A(a)	11,929	187,882
Sun Healthcare Group Inc.(a)	22,928	383,127
U.S. Physical Therapy Inc.(a)	11,937	176,668
VistaCare Inc. Class A(a)	10,964	71,705

		5,489,587
HOLDING COMPANIES - DIVERSIFIED – 0.34%
Freedom Acquisition Holding Inc.(a)(b)	28,336	318,780
Information Services Group Inc.(a)	19,518	149,313
NTR Acquisition Co.(a)	13,891	131,687
Resource America Inc. Class A	7,587	119,799
Star Maritime Acquisition Corp.(a)	12,083	169,283

		888,862
HOME BUILDERS – 0.44%
Cavalier Homes Inc.(a)	20,058	64,186
Cavco Industries Inc.(a)	5,493	184,015
Coachmen Industries Inc.	11,781	78,933
Fleetwood Enterprises Inc.(a)	38,092	325,687
Levitt Corp. Class A	7,307	14,687
M/I Homes Inc.	5,195	72,159
Monaco Coach Corp.	19,726	276,756
Skyline Corp.	4,330	130,246

		1,146,669
HOME FURNISHINGS – 0.83%
American Technology Corp.(a)	21,474	81,601
American Woodmark Corp.	5,288	131,090
Audiovox Corp. Class A(a)	14,221	146,334
Bassett Furniture Industries Inc.	10,851	112,633
DTS Inc.(a)	13,244	402,220
Hooker Furniture Corp.	7,944	159,039
Kimball International Inc. Class B	17,112	194,735
La-Z-Boy Inc.(b)	21,147	156,065
Stanley Furniture Co. Inc.	10,554	171,502
TiVo Inc.(a)	53,794	341,592
Universal Electronics Inc.(a)	7,609	247,292

		2,144,103
HOUSEHOLD PRODUCTS & WARES – 0.62%
CSS Industries Inc.	3,141	112,982
Ennis Inc.	17,479	385,237
Prestige Brands Holdings Inc.(a)	17,238	189,273
Russ Berrie and Co. Inc.(a)	8,758	147,134
Spectrum Brands Inc.(a)	19,000	110,200
Standard Register Co. (The)	11,932	151,656
WD-40 Co.	14,701	501,892

		1,598,374
HOUSEWARES – 0.23%
Libbey Inc.	9,977	174,797
Lifetime Brands Inc.	6,587	133,650
National Presto Industries Inc.	5,554	294,362

		602,809

INSURANCE – 2.19%
Affirmative Insurance Holdings Inc.	12,598	144,751
AmCOMP Inc.(a)	6,488	61,247
American Independence Corp.(a)	1,154	11,759
American Physicians Capital Inc.	8,121	316,394
American Safety Insurance Holdings Ltd.(a)	6,431	127,462
Amerisafe Inc.(a)	9,875	163,332
Argo Group International Holdings Ltd.(a)	15,221	662,266
Baldwin & Lyons Inc. Class B	13,189	360,192
Citizens Inc.(a)(b)	22,502	172,140
Crawford & Co. Class B(a)	23,449	149,136
Donegal Group Inc. Class A	4,837	78,263
Eastern Insurance Holdings Inc.	13,373	206,613
eHealth Inc.(a)	8,003	221,683
EMC Insurance Group Inc.	1,854	48,185
First Acceptance Corp.(a)	6,318	31,906
First Mercury Financial Corp.(a)	6,318	135,900
FPIC Insurance Group Inc.(a)	7,468	321,497
James River Group Inc.	5,636	182,606
KMG America Corp.(a)	20,066	118,791
Life Partners Holdings Inc.(b)	3,703	124,606
Meadowbrook Insurance Group Inc.(a)	12,011	108,219
National Atlantic Holdings Corp. Class A(a)	11,286	104,508
National Interstate Corp.	6,896	212,328
North Pointe Holdings Corp.(a)	179	1,946
NYMAGIC Inc.	4,817	133,961
Penn Treaty American Corp.(a)	16,469	96,179
PMA Capital Corp. Class A(a)	25,265	240,017
Presidential Life Corp.	9,623	163,206
Primus Guaranty Ltd.(a)(b)	22,950	241,434
ProCentury Corp.	8,204	120,025
RAM Holdings Ltd.(a)	10,011	93,102
Scottish Re Group Ltd.(a)	33,969	108,361
SCPIE Holdings Inc.(a)	4,561	101,482
SeaBright Insurance Holdings Inc.(a)	11,921	203,491
Specialty Underwriters’ Alliance Inc.(a)	10,914	76,398
21st Century Holding Co.	3,134	44,503

		5,687,889
INTERNET – 4.57%
Access Integrated Technologies Inc. Class A(a)(b)	9,940	55,664
ActivIdentity Corp.(a)	39,988	207,138
Alloy Inc.(a)	6,118	57,448
Answers Corp.(a)	6,571	54,079
Answerthink Inc.(a)	34,435	113,291
Applied Digital Solutions Inc.(a)	57,925	53,291
Arbinet-thexchange Inc.(a)	12,268	73,608
Art Technology Group Inc.(a)	80,877	244,249
AsiaInfo Holdings Inc.(a)	20,009	181,282
Audible Inc.(a)	15,823	205,699
Authorize.Net Holdings Inc.(a)	15,027	264,926
Autobytel Inc.(a)	31,988	104,281
Blue Coat Systems Inc.(a)	7,680	604,877
Centillium Communications Inc.(a)	34,072	57,241
Chordiant Software Inc.(a)	20,185	279,764
CyberSource Corp.(a)(b)	22,178	259,261
Drugstore.com Inc.(a)	58,770	190,415
eDiets.com Inc.(a)(b)	9,590	39,415
Entrust Inc.(a)	43,570	92,804
eResearch Technology Inc.(a)	26,744	304,614
FTD Group Inc.	10,396	154,692

Harris Interactive Inc.(a)	39,906	171,995
Health Grades Inc.(a)	15,799	93,214
HealthStream Inc.(a)	24,266	71,585
Hollywood Media Corp.(a)	28,942	102,165
i2 Technologies Inc.(a)(b)	7,654	116,723
iBasis Inc.(a)	18,868	202,831
iMergent Inc.(b)	7,418	166,386
Internap Network Services Corp.(a)	26,403	374,131
Internet Capital Group Inc.(a)	23,243	278,916
Interwoven Inc.(a)	26,147	372,072
iPass Inc.(a)(b)	37,736	158,491
Jupitermedia Corp.(a)	13,056	82,644
Keynote Systems Inc.(a)	14,670	201,419
Knot Inc. (The)(a)	15,389	327,170
Lionbridge Technologies Inc.(a)	38,055	151,839
Liquidity Services Inc.(a)	6,278	68,995
LoopNet Inc.(a)	14,848	304,978
MIVA Inc.(a)	20,542	96,958
Napster Inc.(a)	27,784	90,854
NIC Inc.	23,131	160,529
1-800-FLOWERS.COM Inc.(a)	17,938	207,901
Online Resources Corp.(a)	19,188	242,536
Overstock.com Inc.(a)(b)	8,626	248,429
PCTEL Inc.(a)	17,900	135,861
Perficient Inc.(a)	17,179	375,705
RightNow Technologies Inc.(a)	11,668	187,738
S1 Corp.(a)	33,836	306,216
Safeguard Scientifics Inc.(a)	61,901	141,753
Secure Computing Corp.(a)	28,363	275,972
Shutterfly Inc.(a)	8,235	262,779
SonicWALL Inc.(a)	39,156	341,832
Stamps.com Inc.(a)	8,324	99,638
SumTotal Systems Inc.(a)	22,630	132,612
SupportSoft Inc.(a)	33,022	192,848
TeleCommunication Systems Inc.(a)	24,573	98,046
Terremark Worldwide Inc.(a)	29,770	213,451
TheStreet.com Inc.	11,143	134,942
Think Partnership Inc.(a)	32,921	49,381
Travelzoo Inc.(a)	4,794	110,022
Tumbleweed Communications Corp.(a)	38,600	82,990
Vignette Corp.(a)	18,465	370,593
Vocus Inc.(a)	7,961	232,780
Web.com Inc.(a)	7,205	51,516
Website Pros Inc.(a)	10,487	109,694
Zix Corp.(a)(b)	40,372	77,514

		11,874,683
INVESTMENT COMPANIES – 1.00%
Capital Southwest Corp.	1,880	230,789
Gladstone Capital Corp.(b)	16,197	316,165
Gladstone Investment Corp.	14,217	182,546
Harris & Harris Group Inc.(a)	15,753	167,612
Hercules Technology Growth Capital Inc.	17,569	233,141
Kohlberg Capital Corp.	7,489	112,784
Medallion Financial Corp.	15,866	172,781
MVC Capital Inc.	13,902	257,604
NGP Capital Resources Co.	14,136	229,427
Patriots Capital Funding Inc.	15,629	208,960
Prospect Energy Corp.(b)	14,383	244,799
Technology Investment Capital Corp.	14,074	188,169
UTEK Corp.(b)	4,227	62,348

		2,607,125

IRON & STEEL – 0.26%
Claymont Steel Holdings Inc.(a)	5,636	114,129
Material Sciences Corp.(a)	8,626	91,608
Olympic Steel Inc.	6,276	170,456
Universal Stainless & Alloy Products Inc.(a)	3,599	143,204
Wheeling-Pittsburgh Corp.(a)	8,671	167,350

		686,747
LEISURE TIME – 0.54%
Aldila Inc.	6,601	109,115
Ambassadors Group Inc.	11,628	443,027
Ambassadors International Inc.	4,532	111,170
Arctic Cat Inc.	12,955	211,944
Escalade Inc.	9,443	93,391
Multimedia Games Inc.(a)	17,993	153,300
Nautilus Inc.	17,089	136,199
Town Sports International Holdings Inc.(a)	8,877	135,019

		1,393,165
LODGING – 0.58%
Interstate Hotels & Resorts Inc.(a)	28,176	128,201
Lodgian Inc.(a)	14,814	174,805
Marcus Corp.	9,498	182,362
Monarch Casino & Resort Inc.(a)	7,843	223,133
Morgans Hotel Group Co.(a)	11,213	243,883
MTR Gaming Group Inc.(a)	15,415	146,905
Red Lion Hotels Corp.(a)	9,663	99,529
Riviera Holdings Corp.(a)	7,174	201,231
Trump Entertainment Resorts Inc.(a)	17,570	113,326

		1,513,375
MACHINERY – 1.91%
Bolt Technology Corp.(a)	3,180	103,859
Cascade Corp.	7,222	470,658
Chart Industries Inc.(a)	6,711	215,826
Columbus McKinnon Corp.(a)	11,078	275,731
Flow International Corp.(a)	20,387	179,813
Gehl Corp.(a)	7,416	165,599
Gerber Scientific Inc.(a)	15,897	172,482
Gorman-Rupp Co. (The)	6,349	210,533
Hardinge Inc.	6,467	225,246
Hurco Companies Inc.(a)	4,142	223,917
Intevac Inc.(a)	13,853	210,566
iRobot Corp.(a)(b)	7,756	154,189
Kadant Inc.(a)	7,409	207,452
Lindsay Corp.	8,247	361,054
Park-Ohio Holdings Corp.(a)	7,115	184,634
Presstek Inc.(a)(b)	21,765	136,467
Robbins & Myers Inc.	7,161	410,254
Tecumseh Products Co. Class A(a)	10,343	199,103
Tennant Co.	11,347	552,599
TurboChef Technologies Inc.(a)(b)	11,345	149,754
Twin Disc Inc.	2,673	155,569

		4,965,305
MANUFACTURERS – 0.02%
Synalloy Corp.	3,038	64,102

		64,102
MANUFACTURING – 1.84%
Ameron International Corp.	5,778	611,139
AZZ Inc.(a)	5,809	203,083
Blount International Inc.(a)	19,630	222,997

Flanders Corp.(a)	15,834	72,361
FreightCar America Inc.	6,846	261,517
GenTek Inc.(a)	7,528	226,442
GP Strategies Corp.(a)	15,640	173,604
Koppers Holdings Inc.	9,046	349,266
LSB Industries Inc.(a)(b)	7,990	188,963
Lydall Inc.(a)	8,044	74,648
Myers Industries Inc.	18,188	360,486
Nanophase Technologies Corp.(a)	15,049	100,076
Portec Rail Products Inc.	15,277	178,130
Quixote Corp.	7,355	145,629
Raven Industries Inc.	11,047	442,432
Reddy Ice Holdings Inc.	13,892	366,332
Smith & Wesson Holding Corp.(a)(b)	18,525	353,642
Standex International Corp.	6,962	143,974
Sturm, Ruger & Co. Inc.(a)	17,000	304,470

		4,779,191
MEDIA – 1.38%
Acacia Research Corp. - Acacia Technologies Group(a)	19,652	288,491
Acme Communications Inc.	19,835	76,761
Beasley Broadcast Group Inc. Class A	14,867	111,651
Courier Corp.	6,723	236,717
Crown Media Holdings Inc. Class A(a)(b)	10,350	74,417
Cumulus Media Inc. Class A(a)	12,228	124,970
DG FastChannel Inc.(a)	8,101	191,022
Emmis Communications Corp.	26,160	129,230
Fisher Communications Inc.(a)	6,054	301,913
4Kids Entertainment Inc.(a)	10,510	184,871
Global Traffic Network Inc.(a)	5,849	43,868
Gray Television Inc.	22,624	192,078
Journal Register Co.	17,963	43,111
LodgeNet Entertainment Corp.(a)(b)	14,478	367,162
New Frontier Media Inc.	18,277	112,038
Nexstar Broadcasting Group Inc. Class A(a)	7,099	74,469
Outdoor Channel Holdings Inc.(a)	9,883	89,243
Playboy Enterprises Inc. Class B(a)	16,925	181,775
PRIMEDIA Inc.(b)	23,872	335,163
Private Media Group Inc.(a)	4,736	7,578
Regent Communications Inc.(a)	35,791	94,130
Saga Communications Inc.(a)	12,296	90,253
Salem Communications Corp. Class A	6,840	54,720
Spanish Broadcasting System Inc. Class A(a)	24,485	63,171
Sun-Times Media Group Inc. Class A(a)	30,432	69,081
WorldSpace Inc. Class A(a)(b)	5,706	22,710
Young Broadcasting Inc. Class A(a)	8,300	18,260

		3,578,853
METAL FABRICATE & HARDWARE – 1.22%
Ampco-Pittsburgh Corp.	3,671	144,564
Castle (A.M.) & Co.	7,435	242,381
CIRCOR International Inc.	12,849	583,473
Dynamic Materials Corp.	7,322	350,651
Foster (L.B.) Co. Class A(a)	5,788	251,546
Ladish Co. Inc.(a)	9,504	527,282
NN Inc.	14,460	141,853
Northwest Pipe Co.(a)	5,173	195,643
RBC Bearings Inc.(a)	12,359	473,968
Sun Hydraulics Corp.	7,984	253,891

		3,165,252

MINING – 0.35%
Charles & Colvard Ltd.(b)	14,850	59,846
Idaho General Mines Inc.(a)	30,422	202,002
U.S. Energy Corp.	18,953	83,583
Uranerz Energy Corp.(a)	18,646	74,584
Uranium Resources Inc.(a)	29,999	281,691
US Gold Corp.(a)	31,478	197,367

		899,073
OIL & GAS – 2.73%
Abraxas Petroleum Corp.(a)	25,213	96,314
Adams Resources & Energy Inc.	4,937	137,495
American Oil & Gas Inc.(a)(b)	32,636	190,268
Arena Resources Inc.(a)	8,846	579,413
Aurora Oil & Gas Corp.(a)	56,131	80,829
BPZ Energy Inc.(a)(b)	33,974	264,997
Brigham Exploration Co.(a)	27,193	161,254
Bronco Drilling Co. Inc.(a)	13,058	193,258
Callon Petroleum Co.(a)	10,710	149,083
Cano Petroleum Inc.(a)	19,944	147,984
Clayton Williams Energy Inc.(a)	5,151	169,983
Contango Oil & Gas Co.(a)	8,878	321,384
Double Eagle Petroleum Co.(a)	10,296	184,401
Edge Petroleum Corp.(a)	16,837	216,187
Endeavour International Corp.(a)	65,291	73,779
Energy Partners Ltd.(a)	14,004	205,579
FX Energy Inc.(a)	22,620	168,519
Gasco Energy Inc.(a)(b)	54,481	100,790
GeoGlobal Resources Inc.(a)(b)	24,615	88,614
GMX Resources Inc.(a)(b)	7,355	236,610
Gulfport Energy Corp.(a)	10,932	258,651
Harvest Natural Resources Inc.(a)	26,024	310,727
McMoRan Exploration Co.(a)	16,571	222,880
Meridian Resource Corp. (The)(a)	60,674	150,472
Oilsands Quest Inc.(a)(b)	62,565	277,163
Panhandle Oil and Gas Inc.	2,970	73,359
Petroleum Development Corp.(a)	9,646	427,800
PetroQuest Energy Inc.(a)	26,271	281,888
Quest Resource Corp.(a)	13,219	127,563
RAM Energy Resources Inc.(a)(b)	36,535	176,464
SulphCo Inc.(a)(b)	28,087	247,166
Toreador Resources Corp.(a)	10,276	121,565
Transmeridian Exploration Inc.(a)(b)	50,891	105,853
Tri-Valley Corp.(a)	19,182	145,783
TXCO Resources Inc.(a)	24,248	217,262
VAALCO Energy Inc.(a)	40,668	185,853

		7,097,190
OIL & GAS SERVICES – 1.62%
Allis-Chalmers Energy Inc.(a)	15,196	287,812
Dawson Geophysical Co.(a)	5,553	430,413
Flotek Industries Inc.(a)	10,155	448,343
Geokinetics Inc.(a)	4,271	99,728
Gulf Island Fabrication Inc.	7,881	302,552
Horizon Offshore Inc.(a)	18,077	298,271
MarkWest Hydrocarbon Inc.	5,513	320,471
Matrix Service Co.(a)	15,402	322,672
Mitcham Industries Inc.(a)	8,543	164,709
NATCO Group Inc. Class A(a)	9,145	473,254
Natural Gas Services Group Inc.(a)	6,957	119,730
Newpark Resources Inc.(a)	54,356	291,348

Omni Energy Services Corp.(a)	8,482	67,771
Superior Offshore International Inc.(a)	5,043	56,734
Superior Well Services Inc.(a)	7,787	176,999
TGC Industries Inc.(a)	7,776	82,348
Trico Marine Services Inc.(a)	5,823	173,525
Union Drilling Inc.(a)	7,108	103,635

		4,220,315
PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)	6,168	261,153
Astronics Corp.(a)	5,367	233,840
Chesapeake Corp.	16,683	141,138

		636,131
PHARMACEUTICALS – 5.25%
ACADIA Pharmaceuticals Inc.(a)	18,631	280,397
Accelrys Inc.(a)	15,527	106,360
Achillion Pharmaceuticals Inc.(a)	7,300	47,012
Acusphere Inc.(a)	30,673	46,010
Adolor Corp.(a)	22,916	78,373
Advanced Life Sciences Holdings Inc.(a)	12,545	22,456
Akorn Inc.(a)	34,283	256,780
Alexza Pharmaceuticals Inc.(a)	14,091	122,028
Alfacell Corp.(a)(b)	37,105	77,549
Allos Therapeutics Inc.(a)	31,449	149,383
Alnylam Pharmaceuticals Inc.(a)	20,156	660,512
Altus Pharmaceuticals Inc.(a)	11,368	119,250
Anadys Pharmaceuticals Inc.(a)	17,857	36,607
Anika Therapeutics Inc.(a)	10,413	216,695
Animal Health International Inc.(a)	6,786	75,528
Antigenics Inc.(a)(b)	22,674	53,737
Array BioPharma Inc.(a)	26,731	300,189
Auxilium Pharmaceuticals Inc.(a)	18,674	393,648
AVANIR Pharmaceuticals Class A(a)	19,690	42,137
AVI BioPharma Inc.(a)(b)	30,076	76,694
Bentley Pharmaceuticals Inc.(a)	10,623	132,575
Bionovo Inc.(a)(b)	27,736	106,784
BioScrip Inc.(a)	26,384	169,385
BioSphere Medical Inc.(a)	10,383	49,527
Bradley Pharmaceuticals Inc.(a)	7,996	145,527
Cadence Pharmaceuticals Inc.(a)	9,899	138,586
Caraco Pharmaceutical Laboratories Ltd.(a)	6,564	100,101
Cell Therapeutics Inc.(a)(b)	32,849	120,884
Chelsea Therapeutics International(a)	17,973	120,239
CollaGenex Pharmaceuticals Inc.(a)	13,614	122,254
CombinatoRX Inc.(a)(b)	16,853	104,152
Cortex Pharmaceuticals Inc.(a)(b)	31,175	52,062
Cyclacel Pharmaceuticals Inc.(a)	12,702	70,750
Cypress Bioscience Inc.(a)	20,549	281,316
Cytrx Corp.(a)(b)	57,256	198,106
Dendreon Corp.(a)(b)	47,358	364,183
Depomed Inc.(a)	32,043	65,688
Discovery Laboratories Inc.(a)	55,742	149,946
DURECT Corp.(a)	39,490	216,405
Dyax Corp.(a)	31,050	111,780
Dynavax Technologies Corp.(a)	27,427	117,662
Emisphere Technologies Inc.(a)	15,403	74,088
Generex Biotechnology Corp.(a)(b)	54,403	82,149
Hemispherx Biopharma Inc.(a)(b)	60,418	103,919
Hi-Tech Pharmacal Co. Inc.(a)	7,466	88,621
Idenix Pharmaceuticals Inc.(a)	11,947	34,527
I-Flow Corp.(a)	14,917	277,307
Immtech Pharmaceuticals Inc.(a)(b)	13,153	107,855

Indevus Pharmaceuticals Inc.(a)	40,457	279,558
InSite Vision Inc.(a)	68,009	78,210
Inspire Pharmaceuticals Inc.(a)	29,722	159,607
Integrated BioPharma Inc.(a)	8,861	34,912
Introgen Therapeutics Inc.(a)(b)	29,363	122,444
Isolagen Inc.(a)	18,025	47,947
ISTA Pharmaceuticals Inc.(a)(b)	16,874	116,431
Javelin Pharmaceuticals Inc.(a)	24,609	123,537
La Jolla Pharmaceutical Co.(a)	13,510	59,849
Ligand Pharmaceuticals Inc. Class B	48,654	259,812
Mannatech Inc.(b)	11,533	93,417
Matrixx Initiatives Inc.(a)	9,249	182,760
Memory Pharmaceuticals Corp.(a)	28,113	50,041
Nabi Biopharmaceuticals(a)	31,001	125,864
Nastech Pharmaceutical Co. Inc.(a)(b)	17,161	228,413
Neogen Corp.(a)	11,838	280,797
Neurocrine Biosciences Inc.(a)	19,574	195,740
Neurogen Corp.(a)	16,798	74,583
NexMed Inc.(a)	54,710	90,272
Noven Pharmaceuticals Inc.(a)	15,842	252,363
NPS Pharmaceuticals Inc.(a)	32,467	186,685
Nutraceutical International Corp.(a)	7,658	116,478
Nutrition 21 Inc.(a)(b)	39,656	37,673
Nuvelo Inc.(a)	24,124	49,454
Osiris Therapeutics Inc.(a)(b)	7,203	92,775
Pain Therapeutics Inc.(a)(b)	24,920	233,002
Penwest Pharmaceuticals Co.(a)(b)	15,096	166,207
PetMed Express Inc.(a)	15,738	220,489
Pharmacopeia Inc.(a)	26,357	150,762
Pharmacyclics Inc.(a)(b)	13,330	30,659
Poniard Pharmaceuticals Inc.(a)	15,761	89,365
POZEN Inc.(a)	15,574	172,248
Progenics Pharmaceuticals Inc.(a)	14,206	314,095
Reliv International Inc.	16,425	164,250
Repros Therapeutics Inc.(a)	8,379	96,359
Rigel Pharmaceuticals Inc.(a)	21,313	200,982
Salix Pharmaceuticals Ltd.(a)(b)	28,103	349,039
Santarus Inc.(a)	30,886	81,848
Schiff Nutrition International Inc.	8,338	49,945
SCOLR Pharma Inc.(a)(b)	32,210	81,491
Somaxon Pharmaceuticals Inc.(a)	5,908	60,084
Spectrum Pharmaceuticals Inc.(a)	16,771	70,774
Star Scientific Inc.(a)	23,999	24,239
Theragenics Corp.(a)	24,663	110,737
Titan Pharmaceuticals Inc.(a)	24,475	51,887
Trimeris Inc.(a)	13,619	105,956
Trubion Pharmaceuticals Inc.(a)(b)	4,692	56,914
Vanda Pharmaceuticals Inc.(a)	16,304	226,789
ViaCell Inc.(a)	16,368	77,257
Vion Pharmaceuticals Inc.(a)	56,643	43,615
VIVUS Inc.(a)	41,848	207,566

		13,643,904
REAL ESTATE – 0.61%
Avatar Holdings Inc.(a)(b)	4,499	224,635
California Coastal Communities Inc.(a)	8,981	110,466
Consolidated-Tomoka Land Co.	4,563	306,679
Grubb & Ellis Co.(a)	10,415	96,860
HFF Inc. Class A(a)	8,852	105,073
Hilltop Holdings Inc.(a)	25,342	297,515
HouseValues Inc.(a)(b)	12,187	47,773
Tarragon Corp.(a)(b)	8,989	23,551
Thomas Properties Group Inc.	20,620	247,440

ZipRealty Inc.(a)(b)	20,086	128,149

		1,588,141
REAL ESTATE INVESTMENT TRUSTS – 3.53%
Agree Realty Corp.	15,695	491,881
Alesco Financial Inc.	28,333	139,398
American Campus Communities Inc.	14,460	423,533
AmREIT Class A	18,020	145,602
Anworth Mortgage Asset Corp.	27,951	150,656
Arbor Realty Trust Inc.	11,327	213,967
Associated Estates Realty Corp.	20,716	270,137
Capital Trust Inc. Class A	10,907	387,199
CapLease Inc.	42,357	434,159
Capstead Mortgage Corp.(b)	15,941	163,873
Cedar Shopping Centers Inc.	31,393	427,573
Cogdell Spencer Inc.	6,846	126,651
Crystal River Capital Inc.	8,368	140,666
Education Realty Trust Inc.	21,474	289,899
Feldman Mall Properties Inc.	17,068	129,034
First Potomac Realty Trust	17,161	374,110
Gladstone Commercial Corp.	30,976	579,251
GMH Communities Trust	23,533	182,381
Hersha Hospitality Trust	38,831	384,427
Impac Mortgage Holdings Inc.(b)	32,121	49,466
Investors Real Estate Trust	20,733	223,916
JER Investors Trust Inc.	11,209	139,552
Kite Realty Group Trust	10,621	199,675
LTC Properties Inc.	17,500	414,225
Luminent Mortgage Capital Inc.(b)	30,098	50,264
Medical Properties Trust Inc.	19,184	255,531
MFA Mortgage Investments Inc.	21,921	176,464
Monmouth Real Estate Investment Corp. Class A	28,603	240,837
NovaStar Financial Inc.(b)	3,714	32,943
One Liberty Properties Inc.	18,062	351,306
PMC Commercial Trust	8,576	112,260
Ramco-Gershenson Properties Trust	12,102	378,066
Republic Property Trust	8,962	131,473
Sun Communities Inc.	11,175	336,144
Universal Health Realty Income Trust	15,755	559,775
Urstadt Biddle Properties Inc. Class A	4,709	72,848

		9,179,142
RETAIL – 3.39%
AC Moore Arts & Crafts Inc.(a)	10,145	159,885
AFC Enterprises Inc.(a)	15,193	228,655
Allion Healthcare Inc.(a)	8,325	58,442
America’s Car-Mart Inc.(a)	8,761	99,087
Big 5 Sporting Goods Corp.	11,780	220,286
BJ’s Restaurants Inc.(a)	12,848	270,450
Bluefly Inc.(a)	81,685	74,333
Books-A-Million Inc.	10,920	144,472
Buca Inc.(a)	19,326	36,140
Buffalo Wild Wings Inc.(a)	9,880	372,674
Build-A-Bear Workshop Inc.(a)	8,095	143,767
Cache Inc.(a)	11,553	206,221
California Pizza Kitchen Inc.(a)	20,829	365,966
Casual Male Retail Group Inc.(a)	27,080	242,637
Charlotte Russe Holding Inc.(a)	13,559	198,504
Citi Trends Inc.(a)	7,900	171,904
Cosi Inc.(a)	28,456	98,458
Cost Plus Inc.(a)(b)	14,821	59,580
CSK Auto Corp.(a)	23,942	254,982

dELiA*s Inc.(a)	13,323	62,618
Denny’s Corp.(a)	62,523	250,092
Design Within Reach Inc.(a)	17,615	83,847
Duckwall-ALCO Stores Inc.(a)	326	12,013
Eddie Bauer Holdings Inc.(a)	17,616	151,498
EZCORP Inc.(a)	25,061	337,070
Famous Dave’s of America Inc.(a)	9,678	157,364
Finish Line Inc. (The) Class A	21,563	93,583
Fred’s Inc.	20,120	211,864
Hastings Entertainment Inc.(a)	13,322	111,638
Haverty Furniture Companies Inc.	16,354	143,425
Hot Topic Inc.(a)	25,173	187,791
Jamba Inc.(a)(b)	27,829	195,638
Kona Grill Inc.(a)	3,605	63,989
Krispy Kreme Doughnuts Inc.(a)(b)	36,295	145,180
Lithia Motors Inc. Class A	6,311	107,666
Luby’s Inc.(a)	19,727	217,392
MarineMax Inc.(a)	10,147	147,740
McCormick & Schmick’s Seafood Restaurants Inc.(a)	8,442	158,963
Mothers Work Inc.(a)	3,440	64,225
Nathan’s Famous Inc.(a)	5,488	90,552
O’Charley’s Inc.	17,246	261,449
PriceSmart Inc.	6,891	162,628
Restoration Hardware Inc.(a)	22,799	75,009
Rex Stores Corp.(a)	4,229	81,831
Rubio’s Restaurants Inc.(a)	11,843	117,838
Rush Enterprises Inc. Class A(a)	14,811	375,459
Ruth’s Chris Steak House Inc.(a)	9,102	129,704
Sharper Image Corp.(a)(b)	9,211	38,041
Shoe Carnival Inc.(a)	7,468	117,845
Sport Supply Group Inc.	6,867	61,734
Steak n Shake Co. (The)(a)	12,321	184,938
Stein Mart Inc.	14,697	111,844
Susser Holdings Corp.(a)	4,268	90,695
Systemax Inc.(b)	4,853	99,195
Tuesday Morning Corp.	14,068	126,471
United Retail Group Inc.(a)	6,029	81,934
West Marine Inc.(a)	10,623	122,696
Wet Seal Inc. Class A(a)	45,811	177,289

		8,817,191
SAVINGS & LOANS – 2.34%
Abington Bancorp Inc.	22,452	218,907
American Bancorp of New Jersey	12,066	131,157
BankAtlantic Bancorp Inc. Class A	18,269	158,392
BankFinancial Corp.	11,677	184,730
Berkshire Hills Bancorp Inc.	11,006	332,711
Beverly Hills Bancorp Inc.	10,916	67,570
CFS Bancorp Inc.	26,980	380,418
Citizens First Bancorp Inc.	10,412	186,895
Dime Community Bancshares Inc.	8,960	134,131
First Financial Holdings Inc.	10,355	323,904
First Place Financial Corp.	12,961	229,410
Flushing Financial Corp.	14,595	245,196
Franklin Bank Corp.(a)	20,187	185,720
Great Lakes Bancorp Inc.(a)	8,506	114,406
KNBT Bancorp Inc.	28,351	468,926
Legacy Bancorp Inc.	13,483	187,683
OceanFirst Financial Corp.	9,215	160,617
Partners Trust Financial Group Inc.	38,270	465,746
Provident New York Bancorp	33,590	440,365
Synergy Financial Group Inc.	18,403	278,989

TierOne Corp.	12,070	319,493
United Community Financial Corp.	26,830	193,713
Willow Financial Bancorp Inc.	21,316	264,958
WSFS Financial Corp.	6,653	415,147

		6,089,184
SEMICONDUCTORS – 3.53%
Actel Corp.(a)	17,656	189,449
Advanced Analogic Technologies Inc.(a)	22,163	235,814
ANADIGICS Inc.(a)	33,085	598,177
Asyst Technologies Inc.(a)	32,555	172,216
Aviza Technology Inc.(a)	12,258	42,045
Bookham Inc.(a)	43,118	119,006
Cascade Microtech Inc.(a)	6,651	65,978
CEVA Inc.(a)	18,743	168,500
Cohu Inc.	15,336	287,550
Credence Systems Corp.(a)	57,906	178,930
DSP Group Inc.(a)	14,380	227,635
EMCORE Corp.(a)(b)	26,751	256,810
Exar Corp.(a)	22,520	294,111
FSI International Inc.(a)	26,150	60,930
Genesis Microchip Inc.(a)	18,187	142,586
Ikanos Communications Inc.(a)	14,268	79,473
Integrated Silicon Solution Inc.(a)	25,900	163,170
IXYS Corp.(a)	17,728	184,903
Kopin Corp.(a)	49,532	188,717
Kulicke and Soffa Industries Inc.(a)	35,174	298,276
Lattice Semiconductor Corp.(a)	59,883	268,875
Leadis Technology Inc.(a)	22,461	78,614
LTX Corp.(a)	38,830	138,623
Mattson Technology Inc.(a)	31,052	268,600
Microtune Inc.(a)	34,745	209,165
Mindspeed Technologies Inc.(a)(b)	59,312	98,458
MIPS Technologies Inc. Class A(a)(b)	30,568	241,487
Monolithic Power Systems Inc.(a)	15,640	397,256
MoSys Inc.(a)	14,737	104,043
Nanometrics Inc.(a)	12,485	111,990
Pericom Semiconductor Corp.(a)	20,707	242,686
Photronics Inc.(a)	20,130	229,683
PLX Technology Inc.(a)	18,908	204,206
QuickLogic Corp.(a)	20,657	67,342
Rudolph Technologies Inc.(a)	18,832	260,447
Semitool Inc.(a)	11,285	109,465
SigmaTel Inc.(a)	18,114	47,096
Standard Microsystems Corp.(a)	13,970	536,727
Supertex Inc.(a)	7,468	297,824
Syntax-Brillian Corp.(a)(b)	30,936	125,910
Techwell Inc.(a)	9,581	101,750
TranSwitch Corp.(a)	82,050	114,870
Ultra Clean Holdings Inc.(a)	10,707	157,393
Ultratech Inc.(a)(b)	16,884	234,012
Veeco Instruments Inc.(a)	16,044	310,933
Virage Logic Corp.(a)	14,609	108,399
Volterra Semiconductor Corp.(a)(b)	11,894	146,058

		9,166,188
SOFTWARE – 3.56%
Actuate Corp.(a)	40,073	258,471
American Software Inc. Class A	18,019	165,775
AMICAS Inc.(a)	45,512	133,805
Borland Software Corp.(a)	49,886	217,004
Bottomline Technologies Inc.(a)	13,074	163,817
Callidus Software Inc.(a)	17,511	150,595

Captaris Inc.(a)	24,327	128,690
Computer Programs and Systems Inc.	7,702	203,025
Concur Technologies Inc.(a)	23,637	745,038
Concurrent Computer Corp.(a)	56,135	72,976
Convera Corp. Class A(a)(b)	15,115	58,949
Digi International Inc.(a)	18,666	265,804
DivX Inc.(a)	11,992	178,321
Emageon Inc.(a)	14,595	122,306
EPIQ Systems Inc.(a)	19,067	358,841
FalconStor Software Inc.(a)	18,856	227,215
infoUSA Inc.	14,632	135,931
InnerWorkings Inc.(a)(b)	11,944	205,795
InPhonic Inc.(a)(b)	15,160	41,690
Interactive Intelligence Inc.(a)	7,318	139,042
INVESTools Inc.(a)	37,340	451,441
JDA Software Group Inc.(a)	16,025	331,077
MGT Capital Investments Inc.(a)	18,095	72,199
Moldflow Corp.(a)	8,573	165,116
MSC Software Corp.(a)	22,853	311,258
NaviSite Inc.(a)	4,725	41,533
Neoware Inc.(a)	11,440	185,557
Omnicell Inc.(a)	21,372	609,957
OpenTV Corp.(a)	45,786	67,763
OPNET Technologies Inc.(a)	6,167	71,537
Packeteer Inc.(a)	23,427	178,045
PDF Solutions Inc.(a)	16,060	158,673
Phase Forward Inc.(a)	24,266	485,563
Phoenix Technologies Ltd.(a)	20,095	215,217
PLATO Learning Inc.(a)	24,580	92,912
Schawk Inc.	6,166	139,167
SeaChange International Inc.(a)	21,700	150,164
Smith Micro Software Inc.(a)	16,356	262,677
SourceForge Inc.(a)	43,608	106,840
SYNNEX Corp.(a)	7,479	153,768
Taleo Corp. Class A(a)	9,613	244,266
Ultimate Software Group Inc.(a)	16,518	576,478
Viewpoint Corp.(a)	38,473	28,085
Visual Sciences Inc.(a)	12,903	186,319

		9,258,702
TELECOMMUNICATIONS – 4.11%
Adaptec Inc.(a)	76,997	294,129
Airspan Networks Inc.(a)	33,814	84,535
Alaska Communications Systems Group Inc.	24,928	360,210
Anaren Inc.(a)	11,327	159,711
Applied Signal Technology Inc.	11,440	154,669
Avanex Corp.(a)	113,514	186,163
Avici Systems Inc.	10,530	112,250
Aware Inc.(a)	16,603	71,393
CalAmp Corp.(a)	16,607	57,294
Carrier Access Corp.(a)	15,919	60,492
C-COR Inc.(a)	29,769	342,046
Consolidated Communications Holdings Inc.	12,670	248,459
D&E Communications Inc.	12,557	178,561
Ditech Networks Inc.(a)	24,133	127,181
EFJ Inc.(a)	18,319	106,250
8X8 Inc.(a)(b)	52,831	66,039
EMS Technologies Inc.(a)	8,513	208,824
Endwave Corp.(a)	7,162	75,989
Extreme Networks Inc.(a)	62,502	240,008
FairPoint Communications Inc.	18,844	355,398
FiberTower Corp.(a)(b)	56,224	215,900
GeoEye Inc.(a)	9,371	241,303

Globecomm Systems Inc.(a)	12,036	159,597
Harmonic Inc.(a)	46,942	498,055
Hickory Tech Corp.	23,206	224,866
Hypercom Corp.(a)	35,401	160,013
I.D. Systems Inc.(a)(b)	7,227	88,458
Iowa Telecommunications Services Inc.	19,763	392,296
iPCS Inc.	10,433	358,791
Knology Inc.(a)	14,867	248,725
KVH Industries Inc.(a)	17,844	152,745
Lantronix Inc.(a)	51,973	50,934
LCC International Inc. Class A(a)	24,405	83,953
MRV Communications Inc.(a)	78,733	195,258
NEON Communications Group Inc.(a)	23,037	112,881
Network Equipment Technologies Inc.(a)	18,872	273,644
Newport Corp.(a)	17,771	270,652
NMS Communications Corp.(a)	42,472	52,241
North Pittsburgh Systems Inc.	11,619	276,067
Novatel Wireless Inc.(a)(b)	17,739	401,788
Oplink Communications Inc.(a)	11,076	151,298
ORBCOMM Inc.(a)	13,754	103,568
ParkerVision Inc.(a)(b)	13,286	201,681
Radyne Corp.(a)	12,961	136,609
Rural Cellular Corp. Class A(a)	7,404	322,074
Shenandoah Telecommunications Co.	12,300	267,648
Sirenza Microdevices Inc.(a)	21,855	377,873
SureWest Communications	10,133	253,426
Switch & Data Facilities Co. Inc.(a)	6,519	106,195
Symmetricom Inc.(a)	32,178	151,237
Telkonet Inc.(a)(b)	35,478	59,248
Tollgrade Communications Inc.(a)	10,510	106,361
USA Mobility Inc.(a)	15,068	254,197
Vonage Holdings Corp.(a)(b)	29,904	31,100
Westell Technologies Inc. Class A(a)	49,585	117,021
Zhone Technologies Inc.(a)	74,909	89,142

		10,676,446
TEXTILES – 0.09%
Angelica Corp.	6,423	126,597
Dixie Group Inc.(a)	12,064	114,608

		241,205
TOYS, GAMES & HOBBIES – 0.29%
JAKKS Pacific Inc.(a)	14,204	379,389
Lenox Group Inc.(a)	12,163	58,382
Topps Co. Inc. (The)	32,115	311,194

		748,965
TRANSPORTATION – 1.05%
ABX Air Inc.(a)	41,065	290,740
Arlington Tankers Ltd.	9,473	233,320
Celadon Group Inc.(a)	18,040	212,331
Covenant Transportation Group Class A(a)	11,781	79,522
Double Hull Tankers Inc.	14,497	215,860
Dynamex Inc.(a)	11,440	293,093
Frozen Food Express Industries Inc.	16,197	109,006
Knightsbridge Tankers Ltd.(b)	9,309	250,412
Marten Transport Ltd.(a)	12,257	188,880
PHI Inc.(a)	7,842	236,358
Saia Inc.(a)	10,793	178,408
SIRVA Inc.(a)	24,870	17,160
U.S. Xpress Enterprises Inc. Class A(a)	8,658	171,082
Universal Truckload Services Inc.(a)	6,979	153,259
USA Truck Inc.(a)	5,568	84,912

		2,714,343

TRUCKING & LEASING – 0.08%
Greenbrier Companies Inc. (The)	8,159	217,927

		217,927
WATER – 0.75%
American States Water Co.	8,733	340,587
Connecticut Water Service Inc.	13,249	306,847
Consolidated Water Co. Ltd.(b)	8,607	258,382
Middlesex Water Co.	13,870	262,143
Pure Cycle Corp.(a)	16,039	141,304
SJW Corp.	10,312	352,052
Southwest Water Co.	21,859	276,079

		1,937,394

TOTAL COMMON STOCKS
(Cost: $284,329,663)		259,385,018
RIGHTS – 0.00%

APPAREL – 0.00%
Mossimo Inc.(c)	21,276	2

		2
HOME BUILDERS – 0.00%
Levitt Corp. Class A(c)	41,738	418

		418

TOTAL RIGHTS
(Cost: $0)		420
SHORT-TERM INVESTMENTS – 7.92%

MONEY MARKET FUNDS – 7.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	1,048,240	1,048,240
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	19,524,321	19,524,321

		20,572,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,572,561)		20,572,561

TOTAL INVESTMENTS IN SECURITIES – 107.79%
(Cost: $304,902,224)		279,957,999
Other Assets, Less Liabilities – (7.79)%		(20,240,063)

NET ASSETS – 100.00%		$259,717,936

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.36%
Clear Channel Outdoor Holdings Inc. Class A(a)	34,340	$875,670
Donnelley (R.H.) Corp.(a)(b)	61,385	3,438,788
Getty Images Inc.(a)	43,079	1,199,319
Harte-Hanks Inc.	43,545	856,966
Interpublic Group of Companies Inc. (The)(a)	405,440	4,208,467
Lamar Advertising Co.	71,496	3,501,159

		14,080,369
AEROSPACE & DEFENSE – 1.01%
Alliant Techsystems Inc.(a)	28,623	3,128,494
BE Aerospace Inc.(a)	79,596	3,305,622
DRS Technologies Inc.	35,174	1,938,791
Goodrich Corp.	108,227	7,384,328
L-3 Communications Holdings Inc.	108,210	11,052,569
Rockwell Collins Inc.	144,694	10,568,450
Spirit AeroSystems Holdings Inc. Class A(a)	61,080	2,378,455

		39,756,709
AGRICULTURE – 0.66%
Bunge Ltd.	104,387	11,216,383
Carolina Group	93,762	7,710,049
UST Inc.	138,491	6,869,154

		25,795,586
AIRLINES – 0.82%
AMR Corp.(a)(b)	208,032	4,637,033
Continental Airlines Inc. Class B(a)	84,071	2,776,865
Copa Holdings SA Class A	15,037	602,232
Delta Air Lines Inc.(a)	207,502	3,724,661
Northwest Airlines Corp.(a)	227,378	4,047,328
Southwest Airlines Co.	675,147	9,992,176
UAL Corp.(a)(b)	99,944	4,650,394
US Airways Group Inc.(a)	70,473	1,849,916

		32,280,605
APPAREL – 1.08%
Coach Inc.(a)	320,897	15,168,801
Crocs Inc.(a)	69,175	4,652,019
Guess? Inc.	47,068	2,307,744
Hanesbrands Inc.(a)	83,513	2,343,375
Jones Apparel Group Inc.	94,341	1,993,425
Liz Claiborne Inc.	90,276	3,099,175
Phillips-Van Heusen Corp.	48,434	2,541,816
Polo Ralph Lauren Corp.	52,902	4,113,130
VF Corp.	77,229	6,236,242

		42,455,727

AUTO MANUFACTURERS – 0.48%
Ford Motor Co.(a)(b)	1,748,225	14,842,430
Oshkosh Truck Corp.	63,949	3,962,920

		18,805,350
AUTO PARTS & EQUIPMENT – 0.45%
Autoliv Inc.	68,836	4,112,951
BorgWarner Inc.	50,176	4,592,609
Goodyear Tire & Rubber Co. (The)(a)	181,332	5,514,306
TRW Automotive Holdings Corp.(a)	36,911	1,169,340
WABCO Holdings Inc.	51,991	2,430,579

		17,819,785
BANKS – 2.92%
Associated Banc-Corp	110,111	3,262,589
BancorpSouth Inc.	71,115	1,728,094
Bank of Hawaii Corp.	42,954	2,270,119
BOK Financial Corp.	19,400	997,354
City National Corp.	35,427	2,462,531
Colonial BancGroup Inc. (The)	137,354	2,969,593
Comerica Inc.	134,838	6,914,493
Commerce Bancorp Inc.	165,475	6,417,120
Commerce Bancshares Inc.	60,221	2,763,542
Cullen/Frost Bankers Inc.	51,922	2,602,331
East West Bancorp Inc.	54,564	1,962,121
First Citizens BancShares Inc. Class A	5,245	914,728
First Horizon National Corp.	108,813	2,900,955
Fulton Financial Corp.	150,079	2,158,136
Huntington Bancshares Inc.	315,894	5,363,880
KeyCorp	339,199	10,966,304
M&T Bank Corp.	59,338	6,138,516
Marshall & Ilsley Corp.	224,037	9,806,099
Northern Trust Corp.	189,710	12,572,082
Popular Inc.	241,229	2,962,292
Synovus Financial Corp.	239,751	6,725,016
TCF Financial Corp.	111,802	2,926,976
UnionBanCal Corp.	41,387	2,417,415
Valley National Bancorp	104,192	2,310,978
Webster Financial Corp.	48,928	2,060,847
Whitney Holding Corp.	58,450	1,541,911
Wilmington Trust Corp.	59,493	2,314,278
Zions Bancorporation	93,472	6,418,722

		114,849,022
BEVERAGES – 0.76%
Brown-Forman Corp. Class B	67,291	5,040,769
Coca-Cola Enterprises Inc.	269,472	6,526,612
Constellation Brands Inc. Class A(a)	165,893	4,016,270
Hansen Natural Corp.(a)	58,950	3,341,286
Molson Coors Brewing Co. Class B	47,363	4,720,670
Pepsi Bottling Group Inc.	121,801	4,527,343
PepsiAmericas Inc.	51,178	1,660,214

		29,833,164
BIOTECHNOLOGY – 0.49%
Charles River Laboratories International Inc.(a)	58,172	3,266,358
Invitrogen Corp.(a)	40,400	3,301,892
Millennium Pharmaceuticals Inc.(a)	277,707	2,818,726
Millipore Corp.(a)	46,608	3,532,886

PDL BioPharma Inc.(a)	100,909	2,180,643
Vertex Pharmaceuticals Inc.(a)	113,297	4,351,738

		19,452,243

BUILDING MATERIALS – 0.75%
American Standard Companies Inc.	156,077	5,559,463
Armstrong World Industries Inc.(a)	16,817	682,602
Eagle Materials Inc.	41,404	1,479,779
Florida Rock Industries Inc.	39,514	2,469,230
Lennox International Inc.	50,084	1,692,839
Martin Marietta Materials Inc.	36,856	4,922,119
Masco Corp.	326,580	7,566,859
Owens Corning(a)	95,346	2,388,417
USG Corp.(a)(b)	69,265	2,600,901

		29,362,209
CHEMICALS – 2.94%
Air Products and Chemicals Inc.	187,292	18,309,666
Airgas Inc.	67,903	3,505,832
Albemarle Corp.	68,993	3,049,491
Ashland Inc.	48,511	2,920,847
Cabot Corp.	58,538	2,079,855
Celanese Corp. Class A	110,277	4,298,597
Chemtura Corp.	209,066	1,858,597
Cytec Industries Inc.	36,441	2,492,200
Eastman Chemical Co.	72,744	4,854,207
Ecolab Inc.	151,121	7,132,911
FMC Corp.	66,182	3,442,788
Huntsman Corp.	78,211	2,071,809
International Flavors & Fragrances Inc.	77,176	4,079,523
Lubrizol Corp.	59,841	3,893,255
Lyondell Chemical Co.	200,075	9,273,476
Mosaic Co. (The)(a)	133,771	7,159,424
PPG Industries Inc.	141,951	10,724,398
Rohm & Haas Co.	131,749	7,334,467
RPM International Inc.	104,627	2,505,817
Sherwin-Williams Co. (The)	96,021	6,309,540
Sigma-Aldrich Corp.	113,545	5,534,183
Valspar Corp. (The)	88,730	2,414,343
Westlake Chemical Corp.	16,759	424,505

		115,669,731
COAL – 0.65%
Arch Coal Inc.	123,320	4,160,817
CONSOL Energy Inc.	157,449	7,337,123
Foundation Coal Holdings Inc.	39,185	1,536,052
Massey Energy Co.	70,211	1,532,004
Peabody Energy Corp.	229,105	10,967,256

		25,533,252
COMMERCIAL SERVICES – 2.28%
Alliance Data Systems Corp.(a)	68,050	5,269,792
Apollo Group Inc. Class A(a)	125,038	7,521,036
Avis Budget Group Inc.(a)	88,235	2,019,699
Block (H & R) Inc.	279,224	5,913,964
Career Education Corp.(a)	82,256	2,302,345
ChoicePoint Inc.(a)	65,808	2,495,439
Convergys Corp.(a)	118,549	2,058,011
Corporate Executive Board Co. (The)	32,401	2,405,450
Corrections Corp. of America(a)	106,163	2,778,286
Donnelley (R.R.) & Sons Co.	190,313	6,957,843
Equifax Inc.	125,781	4,794,772
Genpact Ltd.(a)	30,429	515,772
Hertz Global Holdings Inc.(a)	277,233	6,298,734
Hewitt Associates Inc. Class A(a)	82,149	2,879,322
Iron Mountain Inc.(a)	153,063	4,665,360
ITT Educational Services Inc.(a)	35,212	4,284,948
Manpower Inc.	73,093	4,703,535

Monster Worldwide Inc.(a)	108,744	3,703,821
Pharmaceutical Product Development Inc.	89,449	3,170,073
Quanta Services Inc.(a)(b)	142,048	3,757,170
Robert Half International Inc.	126,963	3,791,115
Service Corp. International	254,044	3,277,168
United Rentals Inc.(a)	70,722	2,275,127
Weight Watchers International Inc.	30,656	1,764,559

		89,603,341
COMPUTERS – 2.73%
Affiliated Computer Services Inc. Class A(a)	80,002	4,019,300
Brocade Communications Systems Inc.(a)	346,882	2,969,310
Cadence Design Systems Inc.(a)	240,673	5,340,534
Ceridian Corp.(a)	124,139	4,312,589
Cognizant Technology Solutions Corp.(a)	124,299	9,915,331
Computer Sciences Corp.(a)	149,772	8,372,255
Diebold Inc.	56,901	2,584,443
DST Systems Inc.(a)	46,747	4,011,360
Electronic Data Systems Corp.	439,987	9,609,316
FactSet Research Systems Inc.	37,177	2,548,483
Lexmark International Inc. Class A(a)	81,653	3,391,049
NCR Corp.(a)	155,124	7,725,175
Network Appliance Inc.(a)	320,836	8,633,697
Riverbed Technology Inc.(a)	16,922	683,480
SanDisk Corp.(a)	197,323	10,872,497
Seagate Technology	470,089	12,024,877
Synopsys Inc.(a)	124,986	3,384,621
Unisys Corp.(a)	301,073	1,993,103
Western Digital Corp.(a)	191,872	4,858,199

		107,249,619
COSMETICS & PERSONAL CARE – 0.53%
Alberto-Culver Co.	72,457	1,796,209
Avon Products Inc.	379,455	14,240,946
Bare Escentuals Inc.(a)(b)	33,918	843,541
Estee Lauder Companies Inc. (The) Class A	94,492	4,012,130

		20,892,826
DISTRIBUTION & WHOLESALE – 0.75%
CDW Corp.(a)	50,543	4,407,350
Fastenal Co.	109,360	4,966,038
Genuine Parts Co.	147,320	7,366,000
Grainger (W.W.) Inc.	61,341	5,593,686
Ingram Micro Inc. Class A(a)	125,609	2,463,192
Pool Corp.(b)	42,730	1,067,395
Tech Data Corp.(a)	47,543	1,907,425
WESCO International Inc.(a)	39,521	1,697,032

		29,468,118
DIVERSIFIED FINANCIAL SERVICES – 3.05%
Affiliated Managers Group Inc.(a)(b)	25,741	3,282,235
AmeriCredit Corp.(a)	101,847	1,790,470
Ameriprise Financial Inc.	203,407	12,837,016
BlackRock Inc.	55,207	9,573,446
CIT Group Inc.	165,829	6,666,326
E*TRADE Financial Corp.(a)	369,103	4,820,485
Eaton Vance Corp.	95,399	3,812,144
Federated Investors Inc. Class B	75,357	2,991,673
First Marblehead Corp. (The)	52,835	2,004,032
IndyMac Bancorp Inc.(b)	63,685	1,503,603
IntercontinentalExchange Inc.(a)	60,831	9,240,229
Investment Technology Group Inc.(a)	38,370	1,649,143
Janus Capital Group Inc.	151,705	4,290,217

Jefferies Group Inc.	108,426	3,017,496
Lazard Ltd. Class A	44,525	1,887,860
Legg Mason Inc.	113,954	9,605,183
MF Global Ltd.(a)	83,815	2,430,635
Nasdaq Stock Market Inc. (The)(a)	97,400	3,670,032
Nuveen Investments Inc. Class A	68,693	4,254,844
NYMEX Holdings Inc.	79,620	10,364,932
Raymond James Financial Inc.	81,338	2,671,953
Rowe (T.) Price Group Inc.	229,667	12,790,155
Student Loan Corp. (The)	3,481	627,694
TD Ameritrade Holding Corp.(a)	214,773	3,913,164

		119,694,967
ELECTRIC – 5.89%
AES Corp. (The)(a)	577,222	11,567,529
Allegheny Energy Inc.(a)	143,283	7,487,970
Alliant Energy Corp.	98,359	3,769,117
Ameren Corp.	179,001	9,397,552
American Electric Power Co. Inc.	344,789	15,887,877
CenterPoint Energy Inc.	277,380	4,446,401
CMS Energy Corp.	193,891	3,261,247
Consolidated Edison Inc.	233,904	10,829,755
Constellation Energy Group Inc.	155,898	13,374,489
DPL Inc.	98,075	2,575,449
DTE Energy Co.	152,235	7,374,263
Dynegy Inc. Class A(a)	292,268	2,700,556
Edison International	281,708	15,620,709
Energy East Corp.	136,825	3,701,116
Great Plains Energy Inc.	74,448	2,144,847
Hawaiian Electric Industries Inc.(b)	70,967	1,540,694
Integrys Energy Group Inc.	65,359	3,348,342
MDU Resources Group Inc.	157,227	4,377,200
Mirant Corp.(a)	221,247	9,000,328
Northeast Utilities	133,807	3,822,866
NRG Energy Inc.(a)(b)	209,519	8,860,559
NSTAR	92,319	3,213,624
OGE Energy Corp.	79,367	2,627,048
Pepco Holdings Inc.	166,955	4,521,141
PG&E Corp.	303,921	14,527,424
Pinnacle West Capital Corp.	86,567	3,420,262
PPL Corp.	333,707	15,450,634
Progress Energy Inc.	222,960	10,445,676
Puget Energy Inc.	101,137	2,474,822
Reliant Energy Inc.(a)	295,385	7,561,856
SCANA Corp.	100,880	3,908,091
Sierra Pacific Resources Corp.	191,217	3,007,843
TECO Energy Inc.	181,177	2,976,738
Wisconsin Energy Corp.	101,124	4,553,614
Xcel Energy Inc.	353,570	7,615,898

		231,393,537
ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
AMETEK Inc.	92,375	3,992,447
Energizer Holdings Inc.(a)	48,807	5,410,256
General Cable Corp.(a)	45,160	3,031,139
Hubbell Inc. Class B	51,576	2,946,021
Molex Inc.	118,849	3,200,604

		18,580,467

ELECTRONICS – 2.12%
Agilent Technologies Inc.(a)	349,017	12,871,747
Amphenol Corp. Class A	154,705	6,151,071

Applied Biosystems Group	159,921	5,539,663
Arrow Electronics Inc.(a)	107,359	4,564,905
Avnet Inc.(a)	129,243	5,151,626
AVX Corp.	43,595	701,879
Dolby Laboratories Inc. Class A(a)	34,316	1,194,883
Garmin Ltd.	99,868	11,924,239
Gentex Corp.	123,438	2,646,511
Jabil Circuit Inc.	158,835	3,627,791
Mettler-Toledo International Inc.(a)	32,647	3,329,994
National Instruments Corp.	49,758	1,708,192
PerkinElmer Inc.	103,582	3,025,630
Sanmina-SCI Corp.(a)	461,179	977,699
Solectron Corp.(a)	767,796	2,994,404
Tektronix Inc.	68,365	1,896,445
Thomas & Betts Corp.(a)	50,282	2,948,536
Trimble Navigation Ltd.(a)	103,384	4,053,687
Vishay Intertechnology Inc.(a)	160,040	2,085,321
Waters Corp.(a)	87,246	5,838,502

		83,232,725
ENERGY - ALTERNATE SOURCES – 0.20%
Covanta Holding Corp.(a)	103,915	2,546,957
First Solar Inc.(a)	30,844	3,631,573
SunPower Corp. Class A(a)(b)	21,516	1,781,955

		7,960,485
ENGINEERING & CONSTRUCTION – 1.26%
Fluor Corp.	76,245	10,977,755
Foster Wheeler Ltd.(a)	60,889	7,993,508
Jacobs Engineering Group Inc.(a)	103,105	7,792,676
KBR Inc.(a)	145,943	5,658,210
McDermott International Inc.(a)	192,432	10,406,723
Shaw Group Inc. (The)(a)	69,879	4,059,970
URS Corp.(a)	45,913	2,591,789

		49,480,631
ENTERTAINMENT – 0.59%
DreamWorks Animation SKG Inc. Class A(a)	57,119	1,908,917
International Game Technology Inc.	287,443	12,388,793
International Speedway Corp. Class A	30,130	1,381,762
Penn National Gaming Inc.(a)	63,566	3,751,665
Regal Entertainment Group Class A	67,744	1,486,981
Scientific Games Corp. Class A(a)(b)	56,013	2,106,089
Warner Music Group Corp.	31,530	318,453

		23,342,660
ENVIRONMENTAL CONTROL – 0.40%
Allied Waste Industries Inc.(a)	246,986	3,149,071
Nalco Holding Co.	124,752	3,698,897
Republic Services Inc.	143,775	4,702,880
Stericycle Inc.(a)	75,911	4,339,073

		15,889,921
FOOD – 2.84%
Campbell Soup Co.	199,969	7,398,853
ConAgra Foods Inc.	430,670	11,253,407
Corn Products International Inc.	64,380	2,953,111
Dean Foods Co.	112,461	2,876,752
Del Monte Foods Co.	175,014	1,837,647
Heinz (H.J.) Co.	280,878	12,976,564
Hershey Co. (The)	145,657	6,759,941
Hormel Foods Corp.	64,017	2,290,528
McCormick & Co. Inc. NVS	112,980	4,063,891

Safeway Inc.	381,826	12,642,259
Sara Lee Corp.	635,154	10,600,720
Smithfield Foods Inc.(a)	94,339	2,971,678
Smucker (J.M.) Co. (The)	48,959	2,615,390
SUPERVALU Inc.	181,666	7,086,791
Tyson Foods Inc. Class A	228,543	4,079,493
Whole Foods Market Inc.	122,235	5,984,626
Wrigley (William Jr.) Co.	207,189	13,307,749

		111,699,400
FOREST PRODUCTS & PAPER – 0.68%
Domtar Corp.(a)	375,942	3,082,724
Louisiana-Pacific Corp.	90,236	1,531,305
MeadWestvaco Corp.	159,482	4,709,503
Plum Creek Timber Co. Inc.	152,836	6,840,939
Rayonier Inc.	66,918	3,214,741
Smurfit-Stone Container Corp.(a)	220,601	2,576,620
Temple-Inland Inc.	91,498	4,815,540

		26,771,372
GAS – 0.85%
AGL Resources Inc.	67,323	2,667,337
Atmos Energy Corp.	76,946	2,179,111
Energen Corp.	61,947	3,538,413
NiSource Inc.	236,979	4,535,778
Sempra Energy	228,102	13,257,288
Southern Union Co.	92,913	2,890,523
UGI Corp.	91,916	2,387,978
Vectren Corp.	66,125	1,804,551

		33,260,979
HAND & MACHINE TOOLS – 0.43%
Black & Decker Corp. (The)	57,039	4,751,349
Kennametal Inc.	33,620	2,823,408
Lincoln Electric Holdings Inc.	37,110	2,880,107
Snap-On Inc.	50,161	2,484,976
Stanley Works (The)	72,098	4,046,861

		16,986,701
HEALTH CARE - PRODUCTS – 2.30%
Advanced Medical Optics Inc.(a)(b)	51,865	1,586,550
Bard (C.R.) Inc.	89,490	7,892,123
Bausch & Lomb Inc.	46,993	3,007,552
Beckman Coulter Inc.	53,604	3,953,831
Cooper Companies Inc. (The)	38,616	2,024,251
Cytyc Corp.(a)	99,636	4,747,655
Dade Behring Holdings Inc.	70,281	5,365,954
DENTSPLY International Inc.	131,350	5,469,414
Edwards Lifesciences Corp.(a)	49,873	2,459,238
Gen-Probe Inc.(a)	45,368	3,020,601
Henry Schein Inc.(a)	76,815	4,673,425
Hillenbrand Industries Inc.	53,294	2,932,236
IDEXX Laboratories Inc.(a)	26,783	2,935,149
Intuitive Surgical Inc.(a)	32,401	7,452,230
Kinetic Concepts Inc.(a)	46,064	2,592,482
Patterson Companies Inc.(a)	120,307	4,645,053
ResMed Inc.(a)	67,333	2,886,566
Respironics Inc.(a)	63,676	3,058,358
St. Jude Medical Inc.(a)	292,526	12,891,621

TECHNE Corp.(a)	34,076	2,149,514
Varian Medical Systems Inc.(a)	110,102	4,612,173

		90,355,976

HEALTH CARE - SERVICES – 1.91%
Brookdale Senior Living Inc.	32,697	1,301,668
Community Health Systems Inc.(a)	82,752	2,601,723
Covance Inc.(a)	54,973	4,282,397
Coventry Health Care Inc.(a)	135,175	8,409,237
DaVita Inc.(a)	91,049	5,752,476
Health Management Associates Inc. Class A	210,293	1,459,433
Health Net Inc.(a)	97,304	5,259,281
Humana Inc.(a)	143,284	10,012,686
Laboratory Corp. of America Holdings(a)(b)	101,684	7,954,739
LifePoint Hospitals Inc.(a)	49,959	1,499,270
Lincare Holdings Inc.(a)	72,515	2,657,675
Manor Care Inc.	63,269	4,074,524
Pediatrix Medical Group Inc.(a)	41,985	2,746,659
Quest Diagnostics Inc.	135,122	7,805,998
Sierra Health Services Inc.(a)	47,902	2,020,985
Tenet Healthcare Corp.(a)	410,195	1,378,255
Universal Health Services Inc. Class B	39,390	2,143,604
WellCare Health Plans Inc.(a)	35,762	3,770,388

		75,130,998
HOLDING COMPANIES - DIVERSIFIED – 0.17%
Leucadia National Corp.	141,764	6,835,860

		6,835,860
HOME BUILDERS – 0.52%
Centex Corp.	103,902	2,760,676
Horton (D.R.) Inc.	271,924	3,483,346
KB Home	66,735	1,672,379
Lennar Corp. Class A	117,435	2,659,903
M.D.C. Holdings Inc.	30,294	1,240,236
NVR Inc.(a)	3,920	1,843,380
Pulte Homes Inc.	183,116	2,492,209
Ryland Group Inc.	36,543	783,116
Thor Industries Inc.	29,979	1,348,755
Toll Brothers Inc.(a)(b)	109,102	2,180,949

		20,464,949
HOME FURNISHINGS – 0.28%
Harman International Industries Inc.	56,382	4,878,171
Whirlpool Corp.	68,239	6,080,095

		10,958,266
HOUSEHOLD PRODUCTS & WARES – 0.75%
Avery Dennison Corp.	92,132	5,253,367
Church & Dwight Co. Inc.	56,918	2,677,423
Clorox Co. (The)	119,645	7,297,149
Fortune Brands Inc.	132,082	10,763,362
Jarden Corp.(a)(b)	59,406	1,838,022
Scotts Miracle-Gro Co. (The) Class A	37,735	1,613,171

		29,442,494
HOUSEWARES – 0.23%
Newell Rubbermaid Inc.	241,155	6,950,087
Toro Co. (The)	34,802	2,047,402

		8,997,489
INSURANCE – 5.12%
Alleghany Corp.(a)	4,282	1,738,492
Allied World Assurance Holdings Ltd.	52,224	2,710,948
Ambac Financial Group Inc.	88,134	5,544,510
American Financial Group Inc.	71,264	2,032,449
American National Insurance Co.	13,589	1,787,633

Aon Corp.	253,869	11,375,870
Arch Capital Group Ltd.(a)	43,969	3,271,733
Assurant Inc.	104,636	5,598,026
Axis Capital Holdings Ltd.	132,942	5,172,773
Berkley (W.R.) Corp.	147,374	4,366,692
Brown & Brown Inc.	96,827	2,546,550
CIGNA Corp.	248,840	13,260,684
Cincinnati Financial Corp.	148,447	6,429,240
CNA Financial Corp.	25,985	1,021,730
Conseco Inc.(a)	163,074	2,609,184
Endurance Specialty Holdings Ltd.	50,681	2,105,796
Erie Indemnity Co. Class A	41,981	2,566,299
Everest Re Group Ltd.	54,629	6,022,301
Fidelity National Financial Inc.	191,648	3,350,007
First American Corp.	83,563	3,060,077
Gallagher (Arthur J.) & Co.	85,594	2,479,658
Genworth Financial Inc. Class A	376,011	11,554,818
Hanover Insurance Group Inc. (The)	44,596	1,970,697
HCC Insurance Holdings Inc.	96,874	2,774,471
Markel Corp.(a)	8,617	4,170,628
MBIA Inc.	113,099	6,904,694
Mercury General Corp.	23,097	1,245,621
MGIC Investment Corp.(b)	71,799	2,319,826
Nationwide Financial Services Inc.	45,806	2,465,279
Old Republic International Corp.	200,120	3,750,249
OneBeacon Insurance Group Ltd.	24,662	531,466
PartnerRe Ltd.	49,181	3,884,807
Philadelphia Consolidated Holding Corp.(a)	49,226	2,035,003
PMI Group Inc. (The)	75,116	2,456,293
Principal Financial Group Inc.	231,541	14,607,922
Protective Life Corp.	60,628	2,573,052
Radian Group Inc.	69,545	1,619,008
Reinsurance Group of America Inc.	25,476	1,444,234
RenaissanceRe Holdings Ltd.	62,546	4,091,134
Safeco Corp.	91,812	5,620,731
StanCorp Financial Group Inc.	46,256	2,290,135
Torchmark Corp.	82,580	5,146,386
Transatlantic Holdings Inc.	23,212	1,632,500
Unitrin Inc.	39,444	1,956,028
Unum Group	311,965	7,633,784
Wesco Financial Corp.	1,246	495,908
White Mountains Insurance Group Ltd.	7,882	4,096,669
XL Capital Ltd. Class A	160,777	12,733,538

		201,055,533
INTERNET – 1.19%
Akamai Technologies Inc.(a)	142,605	4,097,042
CheckFree Corp.(a)(b)	68,742	3,199,253
Expedia Inc.(a)(b)	174,824	5,573,389
F5 Networks Inc.(a)	72,194	2,684,895
HLTH Corp.(a)(b)	156,879	2,222,975
IAC/InterActiveCorp(a)	150,890	4,476,906
Liberty Media Corp. - Liberty Interactive Group Series A(a)	563,435	10,823,586
McAfee Inc.(a)	137,938	4,809,898
NutriSystem Inc.(a)(b)	29,701	1,392,680
VeriSign Inc.(a)	210,018	7,086,007
WebMD Health Corp. Class A(a)(b)	6,675	347,767

		46,714,398
INVESTMENT COMPANIES – 0.28%
Allied Capital Corp.(b)	131,673	3,869,869
American Capital Strategies Ltd.(b)	162,500	6,943,625

		10,813,494

IRON & STEEL – 0.96%
AK Steel Holding Corp.(a)	96,310	4,232,824
Allegheny Technologies Inc.	88,325	9,711,334
Carpenter Technology Corp.	22,622	2,941,086
Cleveland-Cliffs Inc.	35,489	3,121,967
Reliance Steel & Aluminum Co.	56,922	3,218,370
Steel Dynamics Inc.	81,813	3,820,667
United States Steel Corp.	102,301	10,837,768

		37,884,016
LEISURE TIME – 0.42%
Brunswick Corp.	78,278	1,789,435
Harley-Davidson Inc.	222,675	10,289,812
Royal Caribbean Cruises Ltd.	115,185	4,495,671

		16,574,918
LODGING – 1.58%
Boyd Gaming Corp.	48,726	2,087,909
Choice Hotels International Inc.	32,405	1,220,696
Harrah’s Entertainment Inc.	161,414	14,031,719
Hilton Hotels Corp.	336,999	15,667,084
Orient-Express Hotels Ltd.	36,610	1,876,995
Starwood Hotels & Resorts Worldwide Inc.	185,989	11,298,832
Station Casinos Inc.	38,083	3,331,501
Wyndham Worldwide Corp.	157,635	5,164,123
Wynn Resorts Ltd.(b)	47,423	7,471,968

		62,150,827
MACHINERY – 1.40%
AGCO Corp.(a)(b)	79,191	4,020,527
Cummins Inc.	90,159	11,530,435
Flowserve Corp.	49,387	3,762,302
Gardner Denver Inc.(a)	45,697	1,782,183
Graco Inc.	57,629	2,253,870
IDEX Corp.	70,124	2,551,813
Joy Global Inc.	93,917	4,776,619
Manitowoc Co. Inc. (The)	107,844	4,775,332
Rockwell Automation Inc.	136,404	9,481,442
Terex Corp.(a)	89,148	7,935,955
Zebra Technologies Corp. Class A(a)	59,827	2,183,087

		55,053,565
MANUFACTURING – 3.17%
Brink’s Co. (The)	37,757	2,109,861
Carlisle Companies Inc.	53,681	2,608,897
Cooper Industries Ltd.	158,271	8,086,065
Crane Co.	44,101	2,115,525
Donaldson Co. Inc.	68,596	2,864,569
Dover Corp.	176,748	9,005,311
Eastman Kodak Co.(b)	248,755	6,656,684
Eaton Corp.	126,670	12,545,397
Harsco Corp.	72,768	4,312,959
Ingersoll-Rand Co. Ltd. Class A	260,800	14,205,776
ITT Industries Inc.	157,126	10,673,569
Leggett & Platt Inc.	152,994	2,931,365
Pall Corp.	106,359	4,137,365
Parker Hannifin Corp.	100,151	11,199,886
Pentair Inc.	86,175	2,859,286
Roper Industries Inc.	76,334	4,999,877
SPX Corp.	49,221	4,555,896
Teleflex Inc.	33,912	2,642,423

Textron Inc.	215,461	13,403,829
Trinity Industries Inc.	69,437	2,606,665

		124,521,205
MEDIA – 2.41%
Cablevision Systems Corp.(a)	190,667	6,661,905
Central European Media Enterprises Ltd.(a)	29,570	2,711,865
CTC Media Inc.(a)	45,228	993,207
Discovery Holding Co. Class A(a)	242,338	6,991,451
Dow Jones & Co. Inc.	51,566	3,078,490
EchoStar Communications Corp.(a)	180,016	8,426,549
Gannett Co. Inc.	202,907	8,867,036
Hearst-Argyle Television Inc.	21,625	561,385
Idearc Inc.	126,970	3,995,746
Liberty Global Inc. Class A(a)	331,969	13,617,368
Liberty Media Corp. - Liberty Capital Group Series A(a)	111,556	13,925,535
McClatchy Co. (The) Class A(b)	39,504	789,290
Meredith Corp.	41,615	2,384,539
New York Times Co. (The) Class A(b)	123,701	2,444,332
Scripps (E.W.) Co. Class A	77,771	3,266,382
Sirius Satellite Radio Inc.(a)(b)	1,264,685	4,413,751
Tribune Co.	72,141	1,970,892
Washington Post Co. (The) Class B	5,072	4,071,802
Wiley (John) & Sons Inc. Class A	43,834	1,969,462
XM Satellite Radio Holdings Inc. Class A(a)	246,920	3,498,856

		94,639,843
METAL FABRICATE & HARDWARE – 0.61%
Commercial Metals Co.	102,961	3,258,716
Precision Castparts Corp.	118,967	17,604,737
Timken Co. (The)	82,048	3,048,083

		23,911,536
MINING – 0.24%
Titanium Metals Corp.(a)	58,905	1,976,852
Vulcan Materials Co.	82,394	7,345,425

		9,322,277
OFFICE & BUSINESS EQUIPMENT – 0.58%
Pitney Bowes Inc.	189,916	8,625,985
Xerox Corp.(a)	810,469	14,053,532

		22,679,517
OFFICE FURNISHINGS – 0.07%
HNI Corp.	41,461	1,492,596
Steelcase Inc. Class A	71,410	1,283,952

		2,776,548
OIL & GAS – 4.67%
Cabot Oil & Gas Corp.	83,754	2,944,791
Cheniere Energy Inc.(a)(b)	36,907	1,445,647
Chesapeake Energy Corp.	398,372	14,046,597
Cimarex Energy Co.	72,052	2,683,937
CNX Gas Corp.(a)(b)	24,190	695,946
Continental Resources Inc.(a)	25,958	470,878
Denbury Resources Inc.(a)	104,705	4,679,266
Diamond Offshore Drilling Inc.	58,977	6,681,504
ENSCO International Inc.	128,493	7,208,457
Forest Oil Corp.(a)	68,227	2,936,490
Frontier Oil Corp.	95,303	3,968,417
GlobalSantaFe Corp.	197,115	14,984,682
Helmerich & Payne Inc.	89,299	2,931,686

Hess Corp.	240,038	15,969,728
Holly Corp.	39,096	2,339,114
Murphy Oil Corp.	162,664	11,368,587
Nabors Industries Ltd.(a)	243,300	7,486,341
Newfield Exploration Co.(a)	112,396	5,412,991
Noble Corp.	231,766	11,368,122
Noble Energy Inc.	147,735	10,347,359
Patterson-UTI Energy Inc.	133,494	3,012,960
Pioneer Natural Resources Co.	106,740	4,801,165
Plains Exploration & Production Co.(a)	62,041	2,743,453
Pogo Producing Co.	50,572	2,685,879
Pride International Inc.(a)	143,409	5,241,599
Quicksilver Resources Inc.(a)(b)	43,273	2,035,995
Range Resources Corp.	127,986	5,203,911
Rowan Companies Inc.	95,689	3,500,304
Southwestern Energy Co.(a)	146,859	6,146,049
St. Mary Land & Exploration Co.	54,236	1,934,598
Sunoco Inc.	105,010	7,432,608
Tesoro Corp.	118,146	5,437,079
Unit Corp.(a)	40,132	1,942,389
W&T Offshore Inc.	24,276	591,849
Western Refining Inc.	23,604	957,850

		183,638,228
OIL & GAS SERVICES – 2.62%
BJ Services Co.	253,636	6,734,036
Cameron International Corp.(a)	95,233	8,789,054
Dresser-Rand Group Inc.(a)	74,227	3,170,235
FMC Technologies Inc.(a)	112,293	6,474,814
Global Industries Ltd.(a)	79,724	2,053,690
Grant Prideco Inc.(a)	110,203	6,008,268
Helix Energy Solutions Group Inc.(a)	78,916	3,350,773
National Oilwell Varco Inc.(a)	153,571	22,191,008
Oceaneering International Inc.(a)	47,130	3,572,454
SEACOR Holdings Inc.(a)	20,909	1,988,446
Smith International Inc.	173,340	12,376,476
Superior Energy Services Inc.(a)	69,823	2,474,527
Tetra Technologies Inc.(a)	62,930	1,330,340
Tidewater Inc.	48,600	3,054,024
Weatherford International Ltd.(a)	291,645	19,592,711

		103,160,856
PACKAGING & CONTAINERS – 0.71%
Ball Corp.	88,278	4,744,942
Bemis Co. Inc.	90,440	2,632,708
Crown Holdings Inc.(a)	141,223	3,214,235
Owens-Illinois Inc.(a)	133,825	5,547,046
Packaging Corp. of America	80,200	2,331,414
Pactiv Corp.(a)	112,640	3,228,262
Sealed Air Corp.	139,705	3,570,860
Sonoco Products Co.	86,463	2,609,453

		27,878,920
PHARMACEUTICALS – 2.42%
Abraxis BioScience Inc.(a)	22,421	511,871
Allergan Inc.	263,781	17,005,961
AmerisourceBergen Corp.	155,790	7,061,961
Amylin Pharmaceuticals Inc.(a)(b)	113,745	5,687,250
Barr Pharmaceuticals Inc.(a)	94,899	5,400,702
Cephalon Inc.(a)	57,249	4,182,612
Endo Pharmaceuticals Holdings Inc.(a)	115,697	3,587,764
Express Scripts Inc.(a)	190,178	10,615,736
Forest Laboratories Inc.(a)	276,709	10,318,479

Herbalife Ltd.	43,794	1,990,875
Hospira Inc.(a)	135,428	5,613,491
ImClone Systems Inc.(a)	51,761	2,139,800
King Pharmaceuticals Inc.(a)	210,762	2,470,131
Mylan Laboratories Inc.	214,786	3,427,985
NBTY Inc.(a)	47,786	1,940,112
Omnicare Inc.	104,987	3,478,219
Sepracor Inc.(a)	91,935	2,528,212
VCA Antech Inc.(a)	72,714	3,035,810
Warner Chilcott Ltd. Class A(a)	78,612	1,396,935
Watson Pharmaceuticals Inc.(a)	88,668	2,872,843

		95,266,749
PIPELINES – 1.58%
El Paso Corp.	605,462	10,274,690
Equitable Resources Inc.	105,155	5,454,390
National Fuel Gas Co.	72,134	3,376,593
ONEOK Inc.	89,877	4,260,170
Questar Corp.	149,079	7,831,120
Spectra Energy Corp.	546,304	13,373,522
Williams Companies Inc. (The)	517,796	17,636,132

		62,206,617
REAL ESTATE – 0.35%
CB Richard Ellis Group Inc. Class A(a)	168,848	4,700,728
Forest City Enterprises Inc. Class A	62,281	3,435,420
Jones Lang LaSalle Inc.	31,779	3,265,610
St. Joe Co. (The)(b)	64,394	2,164,282

		13,566,040
REAL ESTATE INVESTMENT TRUSTS – 5.21%
AMB Property Corp.	86,143	5,152,213
Annaly Capital Management Inc.	273,571	4,357,986
Apartment Investment and Management Co. Class A	83,798	3,781,804
Archstone-Smith Trust	192,743	11,591,564
AvalonBay Communities Inc.	68,868	8,130,556
Boston Properties Inc.	88,595	9,205,021
Brandywine Realty Trust	75,172	1,902,603
BRE Properties Inc. Class A	43,869	2,453,593
Camden Property Trust	49,104	3,154,932
CapitalSource Inc.	108,855	2,203,225
CBL & Associates Properties Inc.	56,075	1,965,429
Colonial Properties Trust	39,702	1,361,779
Developers Diversified Realty Corp.	108,041	6,036,251
Douglas Emmett Inc.	89,713	2,218,602
Duke Realty Corp.	118,394	4,002,901
Equity Residential	251,395	10,649,092
Essex Property Trust Inc.	21,132	2,484,489
Federal Realty Investment Trust	48,749	4,319,161
General Growth Properties Inc.	187,118	10,033,267
HCP Inc.	178,138	5,908,837
Health Care REIT Inc.	69,669	3,082,157
Hospitality Properties Trust	79,949	3,249,927
Host Hotels & Resorts Inc.	451,392	10,129,236
HRPT Properties Trust	183,069	1,810,552
iStar Financial Inc.	110,824	3,766,908
Kilroy Realty Corp.	28,255	1,713,101
Kimco Realty Corp.	185,653	8,393,372
Liberty Property Trust	79,557	3,198,987
Macerich Co. (The)	61,977	5,427,946

Mack-Cali Realty Corp.	58,038	2,385,362
ProLogis	221,863	14,720,610

Public Storage	107,904	8,486,650
Regency Centers Corp.	60,078	4,610,987
SL Green Realty Corp.	51,375	5,999,059
Taubman Centers Inc.	46,408	2,540,838
Thornburg Mortgage Inc.(b)	104,906	1,348,042
UDR Inc.	117,433	2,855,971
Ventas Inc.	115,225	4,770,315
Vornado Realty Trust	115,422	12,621,396
Weingarten Realty Investors	66,577	2,760,282

		204,785,003
RETAIL – 4.86%
Abercrombie & Fitch Co. Class A	75,885	6,123,920
Advance Auto Parts Inc.	91,935	3,085,339
American Eagle Outfitters Inc.	160,594	4,225,228
AnnTaylor Stores Corp.(a)	55,871	1,769,435
AutoNation Inc.(a)	136,115	2,411,958
AutoZone Inc.(a)	40,100	4,657,214
Barnes & Noble Inc.	44,530	1,570,128
Bed Bath & Beyond Inc.(a)	239,619	8,175,800
Big Lots Inc.(a)(b)	92,539	2,761,364
BJ’s Wholesale Club Inc.(a)	56,422	1,870,954
Brinker International Inc.	90,924	2,494,955
Burger King Holdings Inc.	55,089	1,404,219
CarMax Inc.(a)	186,763	3,796,892
Cheesecake Factory Inc. (The)(a)(b)	62,299	1,462,158
Chico’s FAS Inc.(a)(b)	152,133	2,137,469
Circuit City Stores Inc.	147,453	1,166,353
Coldwater Creek Inc.(a)	53,820	584,485
Copart Inc.(a)	59,112	2,032,862
Darden Restaurants Inc.	122,249	5,117,343
Dick’s Sporting Goods Inc.(a)	34,895	2,343,199
Dillard’s Inc. Class A	53,018	1,157,383
Dollar Tree Stores Inc.(a)	84,204	3,413,630
Family Dollar Stores Inc.	130,636	3,469,692
Foot Locker Inc.	134,395	2,060,275
GameStop Corp. Class A(a)	136,109	7,669,742
Gap Inc. (The)	518,469	9,560,568
Limited Brands Inc.	275,363	6,303,059
MSC Industrial Direct Co. Inc. Class A	39,882	2,017,630
Nordstrom Inc.	211,117	9,899,276
Office Depot Inc.(a)	237,612	4,899,559
OfficeMax Inc.	65,202	2,234,473
O’Reilly Automotive Inc.(a)	98,571	3,293,257
Panera Bread Co. Class A(a)	24,718	1,008,494
Penney (J.C.) Co. Inc.	195,232	12,371,852
Penske Automotive Group Inc.	48,807	987,854
PetSmart Inc.	117,696	3,754,502
RadioShack Corp.	117,118	2,419,658
Rite Aid Corp.(a)(b)	589,058	2,721,448
Ross Stores Inc.	120,027	3,077,492
Saks Inc.	121,940	2,091,271
Tiffany & Co.	117,856	6,169,762
Tim Hortons Inc.	163,743	5,706,444
TJX Companies Inc. (The)	393,126	11,428,173
Tractor Supply Co.(a)	29,928	1,379,382
Urban Outfitters Inc.(a)	98,020	2,136,836
Wendy’s International Inc.	75,517	2,636,298
Williams-Sonoma Inc.	78,728	2,568,107
Yum! Brands Inc.	452,902	15,321,675

		190,949,067

SAVINGS & LOANS – 0.71%
Astoria Financial Corp.	75,009	1,989,989
Capitol Federal Financial	19,094	653,015
Hudson City Bancorp Inc.	470,736	7,239,920
New York Community Bancorp Inc.	270,995	5,162,455
People’s United Financial Inc.	187,331	3,237,080
Sovereign Bancorp Inc.	370,734	6,317,307
TFS Financial Corp.(a)	91,695	1,186,533
Washington Federal Inc.	75,506	1,982,788

		27,769,087
SEMICONDUCTORS – 4.29%
Advanced Micro Devices Inc.(a)(b)	477,877	6,307,976
Altera Corp.	307,008	7,392,753
Analog Devices Inc.	282,826	10,226,988
Atmel Corp.(a)	423,291	2,184,182
Broadcom Corp. Class A(a)	405,089	14,761,443
Cree Inc.(a)(b)	72,756	2,262,712
Cypress Semiconductor Corp.(a)(b)	130,884	3,823,122
Fairchild Semiconductor International Inc. Class A(a)	106,853	1,996,014
Integrated Device Technology Inc.(a)	170,992	2,646,956
International Rectifier Corp.(a)	62,751	2,070,155
Intersil Corp. Class A	116,963	3,910,073
KLA-Tencor Corp.	165,688	9,242,077
Lam Research Corp.(a)	106,817	5,689,073
Linear Technology Corp.	191,953	6,716,435
LSI Corp.(a)	619,406	4,595,992
Marvell Technology Group Ltd.(a)	408,343	6,684,575
Maxim Integrated Products Inc.	277,285	8,138,315
MEMC Electronic Materials Inc.(a)	194,017	11,419,841
Microchip Technology Inc.	188,802	6,857,289
Micron Technology Inc.(a)(b)	653,994	7,259,333
National Semiconductor Corp.	233,556	6,334,039
Novellus Systems Inc.(a)(b)	109,204	2,976,901
NVIDIA Corp.(a)	470,681	17,057,479
QLogic Corp.(a)	133,222	1,791,836
Rambus Inc.(a)	89,126	1,703,198
Silicon Laboratories Inc.(a)	47,389	1,978,965
Teradyne Inc.(a)	164,134	2,265,049
Varian Semiconductor Equipment Associates Inc.(a)	67,983	3,638,450
Xilinx Inc.	257,568	6,732,828

		168,664,049
SOFTWARE – 3.82%
Activision Inc.(a)	244,971	5,288,924
Acxiom Corp.	54,974	1,087,935
Autodesk Inc.(a)	199,509	9,969,465
BEA Systems Inc.(a)	338,955	4,701,306
BMC Software Inc.(a)	173,413	5,415,688
Broadridge Financial Solutions Inc.	120,614	2,285,635
CA Inc.	356,040	9,157,349
Cerner Corp.(a)(b)	56,786	3,396,371
Citrix Systems Inc.(a)	156,147	6,295,847
Compuware Corp.(a)	260,697	2,090,790
Dun & Bradstreet Corp. (The)	51,367	5,065,300
Electronic Arts Inc.(a)	269,311	15,078,723
Fair Isaac Corp.	49,558	1,789,539
Fidelity National Information Services Inc.	166,489	7,387,117
Fiserv Inc.(a)	145,427	7,396,417
Global Payments Inc.	69,841	3,088,369
IMS Health Inc.	169,682	5,199,056
Intuit Inc.(a)	291,168	8,822,390

MasterCard Inc. Class A	68,915	10,197,353
MoneyGram International Inc.	72,082	1,628,332
NAVTEQ Corp.(a)	84,469	6,586,048
Novell Inc.(a)	300,513	2,295,919
Paychex Inc.	293,248	12,023,168
Red Hat Inc.(a)	166,867	3,315,647
Salesforce.com Inc.(a)(b)	82,167	4,216,810
SEI Investments Co.	111,793	3,049,713
Total System Services Inc.	32,224	895,183
VeriFone Holdings Inc.(a)	53,661	2,378,792

		150,103,186
TELECOMMUNICATIONS – 3.84%
ADC Telecommunications Inc.(a)	101,377	1,988,003
Amdocs Ltd.(a)	170,947	6,357,519
American Tower Corp. Class A(a)	361,291	15,730,610
Avaya Inc.(a)	388,978	6,597,067
CenturyTel Inc.	94,703	4,377,173
Ciena Corp.(a)(b)	73,759	2,808,743
Citizens Communications Co.	296,082	4,239,894
Clearwire Corp. Class A(a)(b)	20,220	494,177
CommScope Inc.(a)(b)	52,928	2,659,103
Crown Castle International Corp.(a)	200,454	8,144,446
Embarq Corp.	130,621	7,262,528
Harris Corp.	116,109	6,709,939
JDS Uniphase Corp.(a)(b)	178,007	2,662,985
Juniper Networks Inc.(a)	444,510	16,273,511
Leap Wireless International Inc.(a)	44,042	3,583,698
Level 3 Communications Inc.(a)(b)	1,322,851	6,151,257
MetroPCS Communications Inc.(a)	49,857	1,360,099
NeuStar Inc. Class A(a)(b)	65,488	2,245,584
NII Holdings Inc. Class B(a)	149,496	12,281,096
Qwest Communications International Inc.(a)(b)	1,391,033	12,741,862
SBA Communications Corp.(a)	88,849	3,134,593
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone and Data Systems Inc.	88,705	5,921,059
Tellabs Inc.(a)	378,441	3,602,758
United States Cellular Corp.(a)	14,681	1,441,674
Virgin Media Inc.	253,457	6,151,402
Windstream Corp.	412,646	5,826,562

		150,747,342
TEXTILES – 0.21%
Cintas Corp.	117,292	4,351,533
Mohawk Industries Inc.(a)	47,608	3,870,530

		8,222,063
TOYS, GAMES & HOBBIES – 0.30%
Hasbro Inc.	137,810	3,842,143
Mattel Inc.	340,104	7,978,840

		11,820,983
TRANSPORTATION – 1.51%
Alexander & Baldwin Inc.	37,183	1,863,984
C.H. Robinson Worldwide Inc.	146,329	7,944,201
Con-way Inc.	39,427	1,813,642
CSX Corp.	377,984	16,151,256
Expeditors International Washington Inc.	184,290	8,716,917
Frontline Ltd.	41,980	2,026,794
Hunt (J.B.) Transport Services Inc.	84,296	2,216,985
Kansas City Southern Industries Inc.(a)	66,481	2,138,694
Kirby Corp.(a)	46,073	2,033,662
Laidlaw International Inc.	68,719	2,420,283

Landstar System Inc.	48,141	2,020,478
Overseas Shipholding Group Inc.	28,759	2,209,554
Ryder System Inc.	52,890	2,591,610
Teekay Corp.	34,847	2,049,352
UTi Worldwide Inc.	85,749	1,970,512
YRC Worldwide Inc.(a)(b)	49,718	1,358,296

		59,526,220
TRUCKING & LEASING – 0.07%
Aircastle Ltd.	21,428	716,124
GATX Corp.	44,302	1,893,911

		2,610,035
WATER – 0.07%
Aqua America Inc.	114,645	2,600,149

		2,600,149

TOTAL COMMON STOCKS
(Cost: $3,429,643,945)		3,924,999,804

SHORT-TERM INVESTMENTS – 4.56%

MONEY MARKET FUNDS – 4.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	24,162,959	24,162,959
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	155,073,100	155,073,100

		179,236,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $179,236,059)		179,236,059

TOTAL INVESTMENTS IN SECURITIES – 104.43%
(Cost: $3,608,880,004)		4,104,235,863
Other Assets, Less Liabilities – (4.43)%		(174,205,590)

NET ASSETS – 100.00%		$3,930,030,273

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 100.10%

ADVERTISING – 0.37%
Clear Channel Outdoor Holdings Inc. Class A(a)	47,069	$1,200,259
Getty Images Inc.(a)	28,571	795,417
Harte-Hanks Inc.	41,767	821,975
Interpublic Group of Companies Inc. (The)(a)	339,578	3,524,820
Lamar Advertising Co.	96,991	4,749,649

		11,092,120
AEROSPACE & DEFENSE – 1.33%
Alliant Techsystems Inc.(a)	33,483	3,659,692
BE Aerospace Inc.(a)	108,125	4,490,431
DRS Technologies Inc.	2,748	151,470
Goodrich Corp.	146,796	10,015,891
L-3 Communications Holdings Inc.	49,345	5,040,098
Rockwell Collins Inc.	196,262	14,334,976
Spirit AeroSystems Holdings Inc. Class A(a)	67,587	2,631,838

		40,324,396
AGRICULTURE – 0.37%
Carolina Group	75,416	6,201,458
UST Inc.	103,730	5,145,008

		11,346,466
AIRLINES – 0.86%
AMR Corp.(a)(b)	282,168	6,289,525
Continental Airlines Inc. Class B(a)	114,024	3,766,213
Copa Holdings SA Class A	20,463	819,543
Delta Air Lines Inc.(a)	281,480	5,052,566
Northwest Airlines Corp.(a)	204,867	3,646,633
Southwest Airlines Co.	192,439	2,848,097
UAL Corp.(a)(b)	80,465	3,744,036

		26,166,613
APPAREL – 1.40%
Coach Inc.(a)	435,267	20,575,071
Crocs Inc.(a)	93,748	6,304,553
Guess? Inc.	63,740	3,125,172
Hanesbrands Inc.(a)	113,008	3,171,004
Liz Claiborne Inc.	8,429	289,368
Phillips-Van Heusen Corp.	65,719	3,448,933
Polo Ralph Lauren Corp.	71,814	5,583,538

		42,497,639
AUTO MANUFACTURERS – 0.18%
Oshkosh Truck Corp.	86,858	5,382,590

		5,382,590
AUTO PARTS & EQUIPMENT – 0.51%
Autoliv Inc.	55,236	3,300,351

BorgWarner Inc.	14,359	1,314,279
Goodyear Tire & Rubber Co. (The)(a)	245,955	7,479,492
WABCO Holdings Inc.	70,603	3,300,690

		15,394,812
BANKS – 0.71%
Bank of Hawaii Corp.	19,930	1,053,300
Commerce Bancorp Inc.	64,357	2,495,764
Northern Trust Corp.	218,210	14,460,777
Synovus Financial Corp.	122,456	3,434,891

		21,444,732
BEVERAGES – 0.36%
Brown-Forman Corp. Class B	64,255	4,813,342
Hansen Natural Corp.(a)	79,964	4,532,360
Pepsi Bottling Group Inc.	41,680	1,549,246

		10,894,948
BIOTECHNOLOGY – 0.63%
Charles River Laboratories International Inc.(a)	26,866	1,508,526
Invitrogen Corp.(a)	20,762	1,696,878
Millennium Pharmaceuticals Inc.(a)	207,946	2,110,652
Millipore Corp.(a)	63,306	4,798,595
PDL BioPharma Inc.(a)	136,842	2,957,156
Vertex Pharmaceuticals Inc.(a)(b)	153,627	5,900,813

		18,972,620
BUILDING MATERIALS – 0.67%
American Standard Companies Inc.	211,696	7,540,612
Eagle Materials Inc.	56,185	2,008,052
Florida Rock Industries Inc.	50,437	3,151,808
Lennox International Inc.	9,403	317,821
Martin Marietta Materials Inc.	49,989	6,676,031
Masco Corp.	25,492	590,650

		20,284,974
CHEMICALS – 2.15%
Air Products and Chemicals Inc.	119,653	11,697,277
Airgas Inc.	86,354	4,458,457
Albemarle Corp.	93,621	4,138,048
Cabot Corp.	57,127	2,029,722
Celanese Corp. Class A	96,237	3,751,318
Chemtura Corp.	18,368	163,292
Ecolab Inc.	204,978	9,674,962
International Flavors & Fragrances Inc.	77,986	4,122,340
Lubrizol Corp.	21,393	1,391,829
Mosaic Co. (The)(a)	77,923	4,170,439
Rohm & Haas Co.	96,681	5,382,231
RPM International Inc.	122,018	2,922,331
Sherwin-Williams Co. (The)	130,240	8,558,070
Sigma-Aldrich Corp.	46,510	2,266,897
Valspar Corp. (The)	14,235	387,334

		65,114,547
COAL – 1.14%
Arch Coal Inc.	167,265	5,643,521
CONSOL Energy Inc.	213,559	9,951,849
Foundation Coal Holdings Inc.	53,134	2,082,853
Massey Energy Co.	95,239	2,078,115
Peabody Energy Corp.	310,757	14,875,938

		34,632,276

COMMERCIAL SERVICES – 3.15%
Alliance Data Systems Corp.(a)	92,301	7,147,789
Apollo Group Inc. Class A(a)	169,599	10,201,380
Avis Budget Group Inc.(a)	43,111	986,811
Block (H & R) Inc.	378,733	8,021,565
Career Education Corp.(a)(b)	111,438	3,119,150
ChoicePoint Inc.(a)	89,059	3,377,117
Corporate Executive Board Co. (The)	43,851	3,255,498
Corrections Corp. of America(a)	144,176	3,773,086
Equifax Inc.	170,607	6,503,539
Genpact Ltd.(a)	34,803	589,911
Hertz Global Holdings Inc.(a)	245,177	5,570,421
Hewitt Associates Inc. Class A(a)	69,595	2,439,305
Iron Mountain Inc.(a)	207,610	6,327,953
ITT Educational Services Inc.(a)	47,761	5,812,036
Manpower Inc.	99,140	6,379,659
Monster Worldwide Inc.(a)	147,589	5,026,881
Pharmaceutical Product Development Inc.	121,395	4,302,239
Quanta Services Inc.(a)	192,919	5,102,708
Robert Half International Inc.	172,379	5,147,237
Weight Watchers International Inc.	41,534	2,390,697

		95,474,982
COMPUTERS – 2.81%
Affiliated Computer Services Inc. Class A(a)	45,326	2,277,178
Brocade Communications Systems Inc.(a)	469,965	4,022,900
Cadence Design Systems Inc.(a)	90,187	2,001,250
Ceridian Corp.(a)	151,878	5,276,242
Cognizant Technology Solutions Corp.(a)	168,598	13,449,062
Diebold Inc.	77,275	3,509,830
DST Systems Inc.(a)	63,350	5,436,063
Electronic Data Systems Corp.	346,145	7,559,807
FactSet Research Systems Inc.	50,371	3,452,932
Lexmark International Inc. Class A(a)	60,541	2,514,268
NCR Corp.(a)	26,357	1,312,579
Network Appliance Inc.(a)	435,179	11,710,667
Riverbed Technology Inc.(a)	23,435	946,540
SanDisk Corp.(a)	158,984	8,760,018
Seagate Technology	241,664	6,181,765
Synopsys Inc.(a)	169,753	4,596,911
Western Digital Corp.(a)	78,033	1,975,796

		84,983,808
COSMETICS & PERSONAL CARE – 0.82%
Alberto-Culver Co.	16,579	410,993
Avon Products Inc.	474,546	17,809,711
Bare Escentuals Inc.(a)(b)	46,170	1,148,248
Estee Lauder Companies Inc. (The) Class A	128,163	5,441,801

		24,810,753
DISTRIBUTION & WHOLESALE – 0.75%
CDW Corp.(a)	68,551	5,977,647
Fastenal Co.	148,334	6,735,847
Grainger (W.W.) Inc.	69,640	6,350,472
Pool Corp.(b)	57,892	1,446,142
WESCO International Inc.(a)	53,647	2,303,602

		22,813,710
DIVERSIFIED FINANCIAL SERVICES – 3.58%
Affiliated Managers Group Inc.(a)(b)	34,940	4,455,199
AmeriCredit Corp.(a)	9,665	169,911
BlackRock Inc.	42,685	7,402,006
E*TRADE Financial Corp.(a)	188,540	2,462,332
Eaton Vance Corp.	129,397	5,170,704

Edwards (A.G.) Inc.	77,079	6,455,366
Federated Investors Inc. Class B	102,243	4,059,047
First Marblehead Corp. (The)	71,659	2,718,026
IntercontinentalExchange Inc.(a)	82,509	12,533,117
Investment Technology Group Inc.(a)	52,000	2,234,960
Janus Capital Group Inc.	159,407	4,508,030
Lazard Ltd. Class A	60,397	2,560,833
Legg Mason Inc.	63,682	5,367,756
MF Global Ltd.(a)	61,374	1,779,846
Nasdaq Stock Market Inc. (The)(a)	105,842	3,988,127
Nuveen Investments Inc. Class A	93,173	5,771,136
NYMEX Holdings Inc.	107,994	14,058,659
Rowe (T.) Price Group Inc.	311,520	17,348,549
TD Ameritrade Holding Corp.(a)	291,256	5,306,684

		108,350,288
ELECTRIC – 2.73%
AES Corp. (The)(a)	782,942	15,690,158
Allegheny Energy Inc.(a)	194,347	10,156,574
CenterPoint Energy Inc.	376,226	6,030,903
Constellation Energy Group Inc.	164,094	14,077,624
DPL Inc.	71,471	1,876,828
Dynegy Inc. Class A(a)	63,398	585,798
Mirant Corp.(a)	205,571	8,362,628
NRG Energy Inc.(a)(b)	228,774	9,674,852
PPL Corp.	337,671	15,634,167
Sierra Pacific Resources Corp.	37,599	591,432

		82,680,964
ELECTRICAL COMPONENTS & EQUIPMENT – 0.62%
AMETEK Inc.	125,180	5,410,280
Energizer Holdings Inc.(a)	47,535	5,269,255
General Cable Corp.(a)	61,350	4,117,812
Hubbell Inc. Class B	23,601	1,348,089
Molex Inc.	91,859	2,473,763

		18,619,199
ELECTRONICS – 2.88%
Agilent Technologies Inc.(a)	473,406	17,459,213
Amphenol Corp. Class A	209,838	8,343,159
Applied Biosystems Group	38,932	1,348,604
Arrow Electronics Inc.(a)	80,168	3,408,743
Avnet Inc.(a)	102,904	4,101,753
AVX Corp.	11,846	190,721
Dolby Laboratories Inc. Class A(a)	46,640	1,624,005
Garmin Ltd.	135,460	16,173,924
Gentex Corp.	167,379	3,588,606
Jabil Circuit Inc.	135,354	3,091,485
Mettler-Toledo International Inc.(a)	44,303	4,518,906
National Instruments Corp.	67,388	2,313,430
PerkinElmer Inc.	35,901	1,048,668
Sanmina-SCI Corp.(a)	138,123	292,821
Solectron Corp.(a)	324,330	1,264,887
Tektronix Inc.	18,303	507,725
Thomas & Betts Corp.(a)	68,250	4,002,180
Trimble Navigation Ltd.(a)	140,097	5,493,203
Vishay Intertechnology Inc.(a)	36,468	475,178
Waters Corp.(a)	118,340	7,919,313

		87,166,524
ENERGY - ALTERNATE SOURCES – 0.36%
Covanta Holding Corp.(a)	140,873	3,452,797

First Solar Inc.(a)	41,870	4,929,774
SunPower Corp. Class A(a)(b)	29,158	2,414,866

		10,797,437
ENGINEERING & CONSTRUCTION – 1.86%
Fluor Corp.	103,417	14,889,980
Foster Wheeler Ltd.(a)	82,587	10,842,021
Jacobs Engineering Group Inc.(a)	139,850	10,569,863
McDermott International Inc.(a)	261,012	14,115,529
Shaw Group Inc. (The)(a)	86,667	5,035,353
URS Corp.(a)	15,228	859,621

		56,312,367
ENTERTAINMENT – 0.95%
DreamWorks Animation SKG Inc. Class A(a)	61,409	2,052,289
International Game Technology Inc.	389,889	16,804,216
Penn National Gaming Inc.(a)(b)	86,151	5,084,632
Regal Entertainment Group Class A	74,977	1,645,745
Scientific Games Corp. Class A(a)(b)	76,189	2,864,706
Warner Music Group Corp.	23,446	236,805

		28,688,393
ENVIRONMENTAL CONTROL – 0.57%
Allied Waste Industries Inc.(a)	51,354	654,763
Nalco Holding Co.	169,305	5,019,893
Republic Services Inc.	174,341	5,702,694
Stericycle Inc.(a)	102,897	5,881,593

		17,258,943
FOOD – 1.89%
Campbell Soup Co.	154,337	5,710,469
Dean Foods Co.	11,222	287,059
Heinz (H.J.) Co.	209,924	9,698,489
Hershey Co. (The)	139,484	6,473,452
McCormick & Co. Inc. NVS	101,675	3,657,250
Sara Lee Corp.	450,580	7,520,180
Whole Foods Market Inc.	165,798	8,117,470
Wrigley (William Jr.) Co.	247,308	15,884,593

		57,348,962
FOREST PRODUCTS & PAPER – 0.10%
Domtar Corp.(a)	249,857	2,048,827
Plum Creek Timber Co. Inc.	16,282	728,782
Rayonier Inc.	5,643	271,090

		3,048,699
HAND & MACHINE TOOLS – 0.33%
Black & Decker Corp. (The)	39,943	3,327,252
Kennametal Inc.	26,404	2,217,408
Lincoln Electric Holdings Inc.	34,304	2,662,333
Stanley Works (The)	31,451	1,765,345

		9,972,338
HEALTH CARE – PRODUCTS – 3.72%
Advanced Medical Optics Inc.(a)(b)	70,339	2,151,670
Bard (C.R.) Inc.	121,382	10,704,679
Bausch & Lomb Inc.	14,211	909,504
Beckman Coulter Inc.	58,985	4,350,734
Cooper Companies Inc. (The)	21,378	1,120,635
Cytyc Corp.(a)	135,144	6,439,612
Dade Behring Holdings Inc.	92,223	7,041,226
DENTSPLY International Inc.	178,158	7,418,499
Edwards Lifesciences Corp.(a)	67,556	3,331,186

Gen-Probe Inc.(a)	61,511	4,095,402
Henry Schein Inc.(a)	104,190	6,338,920
Hillenbrand Industries Inc.	12,464	685,769
IDEXX Laboratories Inc.(a)	36,333	3,981,733
Intuitive Surgical Inc.(a)	43,945	10,107,350
Kinetic Concepts Inc.(a)	51,174	2,880,073
Patterson Companies Inc.(a)	163,181	6,300,418
ResMed Inc.(a)	91,315	3,914,674
Respironics Inc.(a)	86,367	4,148,207
St. Jude Medical Inc.(a)	396,783	17,486,227
TECHNE Corp.(a)	46,299	2,920,541
Varian Medical Systems Inc.(a)	149,498	6,262,471

		112,589,530
HEALTH CARE - SERVICES – 2.94%
Brookdale Senior Living Inc.	10,749	427,918
Community Health Systems Inc.(a)	9,715	305,440
Covance Inc.(a)	74,539	5,806,588
Coventry Health Care Inc.(a)	171,431	10,664,723
DaVita Inc.(a)	123,499	7,802,667
Health Net Inc.(a)	130,955	7,078,118
Humana Inc.(a)	192,340	13,440,719
Laboratory Corp. of America Holdings(a)(b)	137,922	10,789,638
Lincare Holdings Inc.(a)	98,445	3,608,009
Manor Care Inc.	85,815	5,526,486
Pediatrix Medical Group Inc.(a)	56,941	3,725,080
Quest Diagnostics Inc.	169,898	9,815,007
Sierra Health Services Inc.(a)	65,133	2,747,961
Tenet Healthcare Corp.(a)	431,473	1,449,749
Universal Health Services Inc. Class B	15,098	821,633
WellCare Health Plans Inc.(a)	48,507	5,114,093

		89,123,829
HOME BUILDERS – 0.14%
Centex Corp.	7,285	193,562
NVR Inc.(a)	2,275	1,069,819
Pulte Homes Inc.	88,853	1,209,289
Thor Industries Inc.	37,290	1,677,677

		4,150,347
HOME FURNISHINGS – 0.41%
Harman International Industries Inc.	76,407	6,610,734
Whirlpool Corp.	66,274	5,905,013

		12,515,747
HOUSEHOLD PRODUCTS & WARES – 0.67%
Avery Dennison Corp.	106,719	6,085,117
Church & Dwight Co. Inc.	72,688	3,419,244
Clorox Co. (The)	149,302	9,105,929
Jarden Corp.(a)(b)	41,596	1,286,980
Scotts Miracle-Gro Co. (The) Class A	9,569	409,075

		20,306,345
HOUSEWARES – 0.25%
Newell Rubbermaid Inc.	169,114	4,873,865
Toro Co. (The)	47,296	2,782,424

		7,656,289
INSURANCE – 1.11%
Berkley (W.R.) Corp.	53,978	1,599,368
Brown & Brown Inc.	131,073	3,447,220
CIGNA Corp.	337,525	17,986,707
CNA Financial Corp.	3,437	135,143

Erie Indemnity Co. Class A	11,116	679,521
Gallagher (Arthur J.) & Co.	22,368	648,001
Hanover Insurance Group Inc. (The)	3,227	142,601
HCC Insurance Holdings Inc.	56,978	1,631,850
PartnerRe Ltd.	14,959	1,181,611
Philadelphia Consolidated Holding Corp.(a)	51,056	2,110,655
Principal Financial Group Inc.	17,813	1,123,822
Transatlantic Holdings Inc.	11,492	808,232
XL Capital Ltd. Class A	25,539	2,022,689

		33,517,420
INTERNET – 1.43%
Akamai Technologies Inc.(a)	193,424	5,557,072
CheckFree Corp.(a)(b)	73,105	3,402,307
F5 Networks Inc.(a)	98,043	3,646,219
HLTH Corp.(a)(b)	212,770	3,014,951
IAC/InterActiveCorp(a)	13,713	406,865
Liberty Media Corp. - Liberty Interactive Group Series A(a)	457,785	8,794,050
McAfee Inc.(a)	187,093	6,523,933
NutriSystem Inc.(a)(b)	40,407	1,894,684
VeriSign Inc.(a)	284,865	9,611,345
WebMD Health Corp. Class A(a)(b)	8,912	464,315

		43,315,741
IRON & STEEL – 0.91%
AK Steel Holding Corp.(a)	130,557	5,737,980
Allegheny Technologies Inc.	119,803	13,172,340
Carpenter Technology Corp.	17,081	2,220,701
Cleveland-Cliffs Inc.	48,138	4,234,700
Reliance Steel & Aluminum Co.	7,728	436,941
Steel Dynamics Inc.	37,309	1,742,330

		27,544,992
LEISURE TIME – 0.46%
Harley-Davidson Inc.	302,034	13,956,991

		13,956,991
LODGING – 2.24%
Boyd Gaming Corp.	66,036	2,829,643
Choice Hotels International Inc.	43,945	1,655,408
Harrah’s Entertainment Inc.	125,676	10,925,015
Hilton Hotels Corp.	457,105	21,250,811
Orient-Express Hotels Ltd.	47,017	2,410,562
Starwood Hotels & Resorts Worldwide Inc.	252,273	15,325,585
Station Casinos Inc.	30,215	2,643,208
Wyndham Worldwide Corp.	15,730	515,315
Wynn Resorts Ltd.(b)	64,324	10,134,889

		67,690,436
MACHINERY – 2.31%
AGCO Corp.(a)(b)	70,149	3,561,465
Cummins Inc.	122,291	15,639,796
Flowserve Corp.	60,152	4,582,379
Graco Inc.	78,016	3,051,206
IDEX Corp.	95,237	3,465,675
Joy Global Inc.	127,387	6,478,903
Manitowoc Co. Inc. (The)	146,277	6,477,146
Rockwell Automation Inc.	185,014	12,860,323
Terex Corp.(a)	120,918	10,764,120
Zebra Technologies Corp. Class A(a)	81,037	2,957,040

		69,838,053

MANUFACTURING – 1.96%
Brink’s Co. (The)	51,162	2,858,933
Carlisle Companies Inc.	20,198	981,623
Cooper Industries Ltd.	69,030	3,526,743
Donaldson Co. Inc.	93,063	3,886,311
Dover Corp.	77,208	3,933,748
Eaton Corp.	20,303	2,010,809
Harsco Corp.	98,700	5,849,949
Ingersoll-Rand Co. Ltd. Class A	22,256	1,212,284
ITT Industries Inc.	26,700	1,813,731
Pall Corp.	131,768	5,125,775
Roper Industries Inc.	103,536	6,781,608
Textron Inc.	292,253	18,181,059
Trinity Industries Inc.	82,312	3,089,992

		59,252,565
MEDIA – 1.83%
Cablevision Systems Corp.(a)	85,354	2,982,269
Central European Media Enterprises Ltd.(a)	36,402	3,338,427
CTC Media Inc.(a)	61,517	1,350,913
Discovery Holding Co. Class A(a)	181,448	5,234,775
Dow Jones & Co. Inc.	69,970	4,177,209
EchoStar Communications Corp.(a)	244,170	11,429,598
Liberty Global Inc. Class A(a)	229,196	9,401,620
Meredith Corp.	56,408	3,232,178
New York Times Co. (The) Class A(b)	43,216	853,948
Sirius Satellite Radio Inc.(a)(b)	1,714,875	5,984,914
Wiley (John) & Sons Inc. Class A	59,641	2,679,670
XM Satellite Radio Holdings Inc. Class A(a)	334,930	4,745,958

		55,411,479
METAL FABRICATE & HARDWARE – 0.79%
Precision Castparts Corp.	161,365	23,878,793

		23,878,793
MINING – 0.42%
Titanium Metals Corp.(a)(b)	80,132	2,689,230
Vulcan Materials Co.	111,759	9,963,315

		12,652,545
OFFICE & BUSINESS EQUIPMENT – 0.32%
Pitney Bowes Inc.	210,719	9,570,857

		9,570,857
OFFICE FURNISHINGS – 0.11%
HNI Corp.	56,180	2,022,480
Steelcase Inc. Class A	76,245	1,370,885

		3,393,365
OIL & GAS – 4.72%
Cabot Oil & Gas Corp.	113,676	3,996,848
Cheniere Energy Inc.(a)(b)	50,158	1,964,689
Chesapeake Energy Corp.	315,027	11,107,852
CNX Gas Corp.(a)(b)	33,370	960,055
Continental Resources Inc.(a)	16,524	299,745
Denbury Resources Inc.(a)	142,019	6,346,829
Diamond Offshore Drilling Inc.	79,995	9,062,634
ENSCO International Inc.	160,931	9,028,229
Frontier Oil Corp.	65,027	2,707,724
GlobalSantaFe Corp.	267,366	20,325,163
Holly Corp.	52,930	3,166,802
Nabors Industries Ltd.(a)	291,066	8,956,101
Noble Corp.	314,364	15,419,554

Noble Energy Inc.	28,540	1,998,942
Pride International Inc.(a)	144,155	5,268,865
Quicksilver Resources Inc.(a)(b)	58,725	2,763,011
Range Resources Corp.	173,595	7,058,373
Rowan Companies Inc.	92,535	3,384,930
Southwestern Energy Co.(a)	199,195	8,336,311
Sunoco Inc.	142,436	10,081,620
Tesoro Corp.	160,249	7,374,659
Unit Corp.(a)	42,580	2,060,872
W&T Offshore Inc.	20,437	498,254
Western Refining Inc.	16,984	689,211

		142,857,273
OIL & GAS SERVICES – 4.46%
BJ Services Co.	344,027	9,133,917
Cameron International Corp.(a)	129,172	11,921,284
Dresser-Rand Group Inc.(a)	100,664	4,299,359
FMC Technologies Inc.(a)	152,314	8,782,425
Global Industries Ltd.(a)	108,080	2,784,141
Grant Prideco Inc.(a)	149,475	8,149,377
Helix Energy Solutions Group Inc.(a)	85,457	3,628,504
National Oilwell Varco Inc.(a)	208,305	30,100,073
Oceaneering International Inc.(a)	63,950	4,847,410
Smith International Inc.	235,119	16,787,497
Superior Energy Services Inc.(a)	94,749	3,357,905
Tetra Technologies Inc.(a)	85,416	1,805,694
Tidewater Inc.	43,382	2,726,125
Weatherford International Ltd.(a)	395,589	26,575,669

		134,899,380
PACKAGING & CONTAINERS – 0.86%
Ball Corp.	119,739	6,435,971
Crown Holdings Inc.(a)	191,770	4,364,685
Owens-Illinois Inc.(a)	170,083	7,049,940
Packaging Corp. of America	108,545	3,155,403
Pactiv Corp.(a)	152,920	4,382,687
Sealed Air Corp.	26,323	672,816

		26,061,502
PHARMACEUTICALS – 3.80%
Abraxis BioScience Inc.(a)	30,311	692,000
Allergan Inc.	357,791	23,066,786
AmerisourceBergen Corp.	96,782	4,387,128
Amylin Pharmaceuticals Inc.(a)(b)	154,282	7,714,100
Barr Pharmaceuticals Inc.(a)	128,714	7,325,114
Cephalon Inc.(a)	77,650	5,673,109
Endo Pharmaceuticals Holdings Inc.(a)	156,977	4,867,857
Express Scripts Inc.(a)	257,953	14,398,936
Forest Laboratories Inc.(a)	375,324	13,995,832
Herbalife Ltd.	59,307	2,696,096
Hospira Inc.(a)	183,692	7,614,033
ImClone Systems Inc.(a)	70,127	2,899,050
Mylan Laboratories Inc.	291,635	4,654,495
NBTY Inc.(a)	64,777	2,629,946
Omnicare Inc.	17,137	567,749
Sepracor Inc.(a)	124,970	3,436,675
VCA Antech Inc.(a)	98,575	4,115,506
Warner Chilcott Ltd. Class A(a)	106,456	1,891,723
Watson Pharmaceuticals Inc.(a)	69,879	2,264,080

		114,890,215
PIPELINES – 0.97%
Equitable Resources Inc.	108,400	5,622,708

Questar Corp.	69,253	3,637,860
Williams Companies Inc. (The)	587,859	20,022,478

		29,283,046
REAL ESTATE – 0.61%
CB Richard Ellis Group Inc. Class A(a)	229,023	6,376,000
Forest City Enterprises Inc. Class A	84,572	4,664,992
Jones Lang LaSalle Inc.	43,154	4,434,505
St. Joe Co. (The)(b)	87,282	2,933,548

		18,409,045
REAL ESTATE INVESTMENT TRUSTS – 2.07%
Apartment Investment and Management Co. Class A	6,237	281,476
CapitalSource Inc.	87,495	1,770,899
Duke Realty Corp.	117,398	3,969,226
Essex Property Trust Inc.	13,252	1,558,038
Federal Realty Investment Trust	34,333	3,041,904
General Growth Properties Inc.	140,103	7,512,323
Health Care REIT Inc.	11,811	522,519
Kilroy Realty Corp.	38,334	2,324,190
Macerich Co. (The)	84,064	7,362,325
ProLogis	263,318	17,471,149
Public Storage	11,514	905,576
Taubman Centers Inc.	34,791	1,904,807
UDR Inc.	159,372	3,875,927
Ventas Inc.	156,288	6,470,323
Weingarten Realty Investors	90,294	3,743,589

		62,714,271
RETAIL – 7.41%
Abercrombie & Fitch Co. Class A	102,930	8,306,450
Advance Auto Parts Inc.	124,859	4,190,268
American Eagle Outfitters Inc.	217,823	5,730,923
AnnTaylor Stores Corp.(a)	61,064	1,933,897
AutoZone Inc.(a)	54,390	6,316,855
Barnes & Noble Inc.	5,549	195,658
Bed Bath & Beyond Inc.(a)	325,013	11,089,444
Big Lots Inc.(a)(b)	125,400	3,741,936
Brinker International Inc.	123,163	3,379,593
Burger King Holdings Inc.	74,669	1,903,313
CarMax Inc.(a)	253,576	5,155,200
Cheesecake Factory Inc. (The)(a)	84,401	1,980,892
Chico’s FAS Inc.(a)	206,424	2,900,257
Circuit City Stores Inc.	87,696	693,675
Coldwater Creek Inc.(a)	73,938	802,967
Copart Inc.(a)	74,801	2,572,406
Darden Restaurants Inc.	165,817	6,941,100
Dick’s Sporting Goods Inc.(a)	47,401	3,182,977
Dollar Tree Stores Inc.(a)	114,360	4,636,154
Family Dollar Stores Inc.	177,145	4,704,971
GameStop Corp. Class A(a)	184,618	10,403,224
Limited Brands Inc.	373,819	8,556,717
MSC Industrial Direct Co. Inc. Class A	54,057	2,734,744
Nordstrom Inc.	286,512	13,434,548
Office Depot Inc.(a)	322,287	6,645,558
OfficeMax Inc.	41,028	1,406,030
O’Reilly Automotive Inc.(a)(b)	133,851	4,471,962
Panera Bread Co. Class A(a)	33,616	1,371,533
Penney (J.C.) Co. Inc.	264,809	16,780,946
PetSmart Inc.	159,474	5,087,221
RadioShack Corp.	111,378	2,301,069
Ross Stores Inc.	162,949	4,178,012

Saks Inc.	142,415	2,442,417
Tiffany & Co.	159,858	8,368,566
Tim Hortons Inc.	222,097	7,740,081
TJX Companies Inc. (The)	533,233	15,501,083
Tractor Supply Co.(a)	40,541	1,868,535
Urban Outfitters Inc.(a)	132,795	2,894,931
Wendy’s International Inc.	102,336	3,572,550
Williams-Sonoma Inc.	106,581	3,476,672
Yum! Brands Inc.	614,317	20,782,344

		224,377,679
SAVINGS & LOANS – 0.26%
Capitol Federal Financial	17,693	605,101
Hudson City Bancorp Inc.	254,349	3,911,888
People’s United Financial Inc.	176,278	3,046,084
TFS Financial Corp.(a)	22,422	290,141

		7,853,214
SEMICONDUCTORS – 6.51%
Advanced Micro Devices Inc.(a)(b)	263,498	3,478,174
Altera Corp.	416,425	10,027,514
Analog Devices Inc.	383,623	13,871,808
Broadcom Corp. Class A(a)	549,461	20,022,359
Cree Inc.(a)(b)	24,725	768,948
Cypress Semiconductor Corp.(a)	177,320	5,179,517
Fairchild Semiconductor International Inc. Class A(a)	60,394	1,128,160
Integrated Device Technology Inc.(a)	78,595	1,216,651
International Rectifier Corp.(a)	19,081	629,482
Intersil Corp. Class A	86,799	2,901,691
KLA-Tencor Corp.	224,735	12,535,718
Lam Research Corp.(a)	144,883	7,716,469
Linear Technology Corp.	260,362	9,110,066
LSI Corp.(a)	496,762	3,685,974
Marvell Technology Group Ltd.(a)	553,868	9,066,819
Maxim Integrated Products Inc.	376,107	11,038,740
MEMC Electronic Materials Inc.(a)	263,162	15,489,715
Microchip Technology Inc.	256,086	9,301,044
Micron Technology Inc.(a)(b)	289,193	3,210,042
National Semiconductor Corp.	316,793	8,591,426
Novellus Systems Inc.(a)	96,612	2,633,643
NVIDIA Corp.(a)	638,434	23,136,848
QLogic Corp.(a)	161,841	2,176,761
Rambus Inc.(a)	95,413	1,823,342
Silicon Laboratories Inc.(a)	64,174	2,679,906
Teradyne Inc.(a)	112,660	1,554,708
Varian Semiconductor Equipment Associates Inc.(a)	92,214	4,935,293
Xilinx Inc.	349,363	9,132,349

		197,043,167
SOFTWARE – 6.32%
Activision Inc.(a)	332,272	7,173,753
Acxiom Corp.	74,487	1,474,098
Autodesk Inc.(a)	270,613	13,522,532
BEA Systems Inc.(a)	459,748	6,376,705
BMC Software Inc.(a)	235,210	7,345,608
Broadridge Financial Solutions Inc.	163,240	3,093,398
CA Inc.	301,833	7,763,145
Cerner Corp.(a)(b)	77,127	4,612,966
Citrix Systems Inc.(a)	211,794	8,539,534
Compuware Corp.(a)	287,433	2,305,213
Dun & Bradstreet Corp. (The)	69,669	6,870,060

Electronic Arts Inc.(a)	365,296	20,452,923
Fair Isaac Corp.	6,775	244,645
Fidelity National Information Services Inc.	190,371	8,446,761
Fiserv Inc.(a)	197,256	10,032,440
Global Payments Inc.	94,701	4,187,678
IMS Health Inc.	205,529	6,297,409
Intuit Inc.(a)	394,934	11,966,500
MasterCard Inc. Class A	93,474	13,831,348
MoneyGram International Inc.	98,305	2,220,710
NAVTEQ Corp.(a)	114,571	8,933,101
Novell Inc.(a)	51,085	390,289
Paychex Inc.	397,762	16,308,242
Red Hat Inc.(a)	226,569	4,501,926
Salesforce.com Inc.(a)(b)	111,351	5,714,533
SEI Investments Co.	151,843	4,142,277
Total System Services Inc.	44,115	1,225,515
VeriFone Holdings Inc.(a)	72,968	3,234,671

		191,207,980
TELECOMMUNICATIONS – 4.11%
Amdocs Ltd.(a)	231,869	8,623,208
American Tower Corp. Class A(a)	490,055	21,336,995
Avaya Inc.(a)	136,522	2,315,413
Ciena Corp.(a)(b)	100,148	3,813,636
Citizens Communications Co.	72,021	1,031,341
CommScope Inc.(a)(b)	71,827	3,608,588
Crown Castle International Corp.(a)	222,409	9,036,478
Harris Corp.	157,488	9,101,232
JDS Uniphase Corp.(a)(b)	132,455	1,981,527
Juniper Networks Inc.(a)	432,306	15,826,723
Leap Wireless International Inc.(a)	59,810	4,866,740
Level 3 Communications Inc.(a)(b)	1,794,283	8,343,416
MetroPCS Communications Inc.(a)	67,613	1,844,483
NeuStar Inc. Class A(a)(b)	89,016	3,052,359
NII Holdings Inc. Class B(a)	202,773	16,657,802
SBA Communications Corp.(a)	120,565	4,253,533
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone and Data Systems Inc.	53,961	3,601,897
United States Cellular Corp.(a)	6,605	648,611
Windstream Corp.	308,965	4,362,586

		124,306,568
TEXTILES – 0.15%
Cintas Corp.	121,072	4,491,771

		4,491,771
TOYS, GAMES & HOBBIES – 0.22%
Hasbro Inc.	63,124	1,759,897
Mattel Inc.	206,673	4,848,549

		6,608,446
TRANSPORTATION – 1.45%
C.H. Robinson Worldwide Inc.	198,480	10,775,479
Con-way Inc.	41,780	1,921,880
CSX Corp.	87,743	3,749,258
Expeditors International Washington Inc.	249,972	11,823,676
Frontline Ltd.	56,922	2,748,194
Hunt (J.B.) Transport Services Inc.	114,211	3,003,749
Kansas City Southern Industries Inc.(a)	54,309	1,747,121
Kirby Corp.(a)	62,437	2,755,969
Landstar System Inc.	65,206	2,736,696
UTi Worldwide Inc.	116,296	2,672,482

		43,934,504

TRUCKING & LEASING – 0.07%
Aircastle Ltd.	29,394	982,347
GATX Corp.	23,647	1,010,909

		1,993,256
WATER – 0.01%
Aqua America Inc.	10,832	245,670

		245,670

TOTAL COMMON STOCKS
(Cost: $2,665,610,321)		3,029,418,411
SHORT-TERM INVESTMENTS – 4.70%

MONEY MARKET FUNDS – 4.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	19,233,490	19,233,490
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	122,943,422	122,943,422

		142,176,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,176,912)		142,176,912

TOTAL INVESTMENTS IN SECURITIES – 104.80%
(Cost: $2,807,787,233)		3,171,595,323
SHORT POSITIONS(g) – (0.12)%

COMMON STOCKS – (0.12)%
Wachovia Corp.	(75,876)	(3,805,181)

		(3,805,181)

TOTAL SHORT POSITIONS
(Proceeds: $3,805,564)		(3,805,181)
Other Assets, Less Liabilities – (4.68)%		(141,592,903)

NET ASSETS – 100.00%		$3,026,197,239

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

(g)	See Note 1.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVERTISING – 0.35%
Donnelley (R.H.) Corp.(a)	129,678	$7,264,562
Getty Images Inc.(a)	46,579	1,296,759
Harte-Hanks Inc.	27,409	539,409
Interpublic Group of Companies Inc. (The)(a)	328,463	3,409,446

		12,510,176
AEROSPACE & DEFENSE – 0.59%
Alliant Techsystems Inc.(a)	8,366	914,404
DRS Technologies Inc.	70,189	3,868,818
L-3 Communications Holdings Inc.	151,764	15,501,175
Spirit AeroSystems Holdings Inc. Class A(a)	23,411	911,624

		21,196,021
AGRICULTURE – 1.03%
Bunge Ltd.	220,482	23,690,791
Carolina Group	80,625	6,629,794
UST Inc.	131,080	6,501,568

		36,822,153
AIRLINES – 0.77%
Northwest Airlines Corp.(a)	162,272	2,888,442
Southwest Airlines Co.	1,126,557	16,673,044
UAL Corp.(a)	85,810	3,992,739
US Airways Group Inc.(a)	148,409	3,895,736

		27,449,961
APPAREL – 0.65%
Jones Apparel Group Inc.	199,112	4,207,237
Liz Claiborne Inc.	177,987	6,110,294
VF Corp.	163,121	13,172,021

		23,489,552
AUTO MANUFACTURERS – 0.87%
Ford Motor Co.(a)(b)	3,692,564	31,349,868

		31,349,868
AUTO PARTS & EQUIPMENT – 0.38%
Autoliv Inc.	59,244	3,539,829
BorgWarner Inc.	83,833	7,673,234
TRW Automotive Holdings Corp.(a)	77,422	2,452,729

		13,665,792
BANKS – 5.83%
Associated Banc-Corp	232,947	6,902,220
BancorpSouth Inc.	149,938	3,643,493
Bank of Hawaii Corp.	60,095	3,176,021
BOK Financial Corp.	40,572	2,085,807
City National Corp.	74,777	5,197,749

Colonial BancGroup Inc. (The)	290,349	6,277,345
Comerica Inc.	284,800	14,604,544
Commerce Bancorp Inc.	249,197	9,663,860
Commerce Bancshares Inc.	127,170	5,835,831
Cullen/Frost Bankers Inc.	109,658	5,496,059
East West Bancorp Inc.	115,360	4,148,346
First Citizens BancShares Inc. Class A	10,962	1,911,773
First Horizon National Corp.(b)	229,723	6,124,415
Fulton Financial Corp.	316,544	4,551,903
Huntington Bancshares Inc.	667,206	11,329,158
KeyCorp	716,440	23,162,505
M&T Bank Corp.	125,327	12,965,078
Marshall & Ilsley Corp.	473,202	20,712,052
Northern Trust Corp.	60,979	4,041,078
Popular Inc.	510,363	6,267,258
Synovus Financial Corp.	315,484	8,849,326
TCF Financial Corp.	236,268	6,185,496
UnionBanCal Corp.	87,388	5,104,333
Valley National Bancorp	219,951	4,878,513
Webster Financial Corp.	103,338	4,352,597
Whitney Holding Corp.	123,555	3,259,381
Wilmington Trust Corp.	125,604	4,885,996
Zions Bancorporation	197,422	13,556,969

		209,169,106
BEVERAGES – 1.28%
Brown-Forman Corp. Class B	42,128	3,155,808
Coca-Cola Enterprises Inc.	569,160	13,785,055
Constellation Brands Inc. Class A(a)	350,089	8,475,655
Molson Coors Brewing Co. Class B	100,037	9,970,688
Pepsi Bottling Group Inc.	192,701	7,162,696
PepsiAmericas Inc.	107,868	3,499,238

		46,049,140
BIOTECHNOLOGY – 0.32%
Charles River Laboratories International Inc.(a)	81,086	4,552,979
Invitrogen Corp.(a)	53,334	4,358,988
Millennium Pharmaceuticals Inc.(a)	262,306	2,662,406

		11,574,373
BUILDING MATERIALS – 0.84%
Armstrong World Industries Inc.(a)	35,467	1,439,606
Lennox International Inc.	91,361	3,088,002
Masco Corp.	649,782	15,055,449
Owens Corning(a)(b)	201,499	5,047,550
USG Corp.(a)(b)	146,428	5,498,371

		30,128,978
CHEMICALS – 3.99%
Air Products and Chemicals Inc.	209,271	20,458,333
Airgas Inc.	9,021	465,754
Ashland Inc.	102,526	6,173,090
Cabot Corp.	34,605	1,229,516
Celanese Corp. Class A	82,995	3,235,145
Chemtura Corp.	412,289	3,665,249
Cytec Industries Inc.	76,943	5,262,132
Eastman Chemical Co.	153,644	10,252,664
FMC Corp.	139,872	7,276,141
Huntsman Corp.	165,121	4,374,055

International Flavors & Fragrances Inc.	41,502	2,193,796
Lubrizol Corp.	93,296	6,069,838
Lyondell Chemical Co.	422,589	19,587,000
Mosaic Co. (The)(a)	161,334	8,634,596

PPG Industries Inc.	299,828	22,652,005
Rohm & Haas Co.	127,741	7,111,341
RPM International Inc.	30,839	738,594
Sigma-Aldrich Corp.	167,399	8,159,027
Valspar Corp. (The)	165,329	4,498,602
Westlake Chemical Corp.	34,965	885,663

		142,922,541
COMMERCIAL SERVICES – 1.14%
Avis Budget Group Inc.(a)	119,692	2,739,750
Convergys Corp.(a)	250,296	4,345,139
Donnelley (R.R.) & Sons Co.	401,966	14,695,877
Genpact Ltd.(a)	9,882	167,500
Hertz Global Holdings Inc.(a)	203,980	4,634,426
Hewitt Associates Inc. Class A(a)	64,968	2,277,128
Service Corp. International	536,984	6,927,094
United Rentals Inc.(a)	156,636	5,038,980

		40,825,894
COMPUTERS – 2.62%
Affiliated Computer Services Inc. Class A(a)	98,422	4,944,721
Cadence Design Systems Inc.(a)	368,033	8,166,652
Ceridian Corp.(a)	25,638	890,664
Computer Sciences Corp.(a)	316,339	17,683,350
Electronic Data Systems Corp.	390,319	8,524,567
Lexmark International Inc. Class A(a)	78,877	3,275,762
NCR Corp.(a)	284,067	14,146,537
SanDisk Corp.(a)	169,217	9,323,857
Seagate Technology	616,599	15,772,602
Unisys Corp.(a)	635,822	4,209,142
Western Digital Corp.(a)	284,517	7,203,970

		94,141,824
COSMETICS & PERSONAL CARE – 0.15%
Alberto-Culver Co.	127,492	3,160,527
Avon Products Inc.	62,421	2,342,660

		5,503,187
DISTRIBUTION & WHOLESALE – 0.74%
Genuine Parts Co.	311,161	15,558,050
Grainger (W.W.) Inc.	21,101	1,924,200
Ingram Micro Inc. Class A(a)	265,123	5,199,062
Tech Data Corp.(a)	100,298	4,023,956

		26,705,268
DIVERSIFIED FINANCIAL SERVICES – 2.67%
AmeriCredit Corp.(a)	200,472	3,524,298
Ameriprise Financial Inc.	429,628	27,113,823
BlackRock Inc.	50,141	8,694,951
CIT Group Inc.	350,255	14,080,251
E*TRADE Financial Corp.(a)	486,620	6,355,257
Edwards (A.G.) Inc.	18,398	1,540,832
IndyMac Bancorp Inc.(b)	134,584	3,177,528
Janus Capital Group Inc.	71,982	2,035,651
Jefferies Group Inc.	229,144	6,377,078
Legg Mason Inc.	141,524	11,929,058
MF Global Ltd.(a)	80,615	2,337,835
Nasdaq Stock Market Inc. (The)(a)	41,102	1,548,723

Raymond James Financial Inc.	171,888	5,646,521
Student Loan Corp. (The)	7,315	1,319,041

		95,680,847

ELECTRIC – 10.04%
Alliant Energy Corp.	207,731	7,960,252
Ameren Corp.	378,083	19,849,357
American Electric Power Co. Inc.	728,257	33,558,083
CMS Energy Corp.	410,066	6,897,310
Consolidated Edison Inc.	494,042	22,874,145
Constellation Energy Group Inc.	73,777	6,329,329
DPL Inc.	95,661	2,512,058
DTE Energy Co.	321,543	15,575,543
Dynegy Inc. Class A(a)	517,961	4,785,960
Edison International	595,023	32,994,025
Energy East Corp.	288,614	7,807,009
Great Plains Energy Inc.	157,209	4,529,191
Hawaiian Electric Industries Inc.(b)	149,895	3,254,220
Integrys Energy Group Inc.	138,232	7,081,625
MDU Resources Group Inc.	332,083	9,245,191
Mirant Corp.(a)	147,259	5,990,496
Northeast Utilities	282,264	8,064,282
NRG Energy Inc.(a)	86,190	3,644,975
NSTAR	195,101	6,791,466
OGE Energy Corp.	167,642	5,548,950
Pepco Holdings Inc.	352,625	9,549,085
PG&E Corp.	641,932	30,684,350
Pinnacle West Capital Corp.	183,082	7,233,570
PPL Corp.	179,033	8,289,228
Progress Energy Inc.	470,926	22,062,883
Puget Energy Inc.	213,564	5,225,911
Reliant Energy Inc.(a)	623,897	15,971,763
SCANA Corp.	213,066	8,254,177
Sierra Pacific Resources Corp.	345,283	5,431,302
TECO Energy Inc.	382,954	6,291,934
Wisconsin Energy Corp.	213,586	9,617,778
Xcel Energy Inc.	746,793	16,085,921

		359,991,369
ELECTRICAL COMPONENTS & EQUIPMENT – 0.29%
Energizer Holdings Inc.(a)	29,029	3,217,865
Hubbell Inc. Class B	72,527	4,142,742
Molex Inc.	107,893	2,905,558

		10,266,165
ELECTRONICS – 1.12%
Applied Biosystems Group	277,650	9,617,796
Arrow Electronics Inc.(a)	101,924	4,333,808
Avnet Inc.(a)	112,846	4,498,042
AVX Corp.	73,987	1,191,191
Jabil Circuit Inc.	124,556	2,844,859
PerkinElmer Inc.	163,959	4,789,242
Sanmina-SCI Corp.(a)	751,702	1,593,608
Solectron Corp.(a)	1,097,280	4,279,392
Tektronix Inc.	115,317	3,198,894
Vishay Intertechnology Inc.(a)	280,978	3,661,143

		40,007,975
ENGINEERING & CONSTRUCTION – 0.47%
KBR Inc.(a)	308,245	11,950,659
Shaw Group Inc. (The)(a)	12,531	728,051
URS Corp.(a)	73,299	4,137,729

		16,816,439
ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class A(a)	25,006	835,701
International Speedway Corp. Class A	63,616	2,917,430

Regal Entertainment Group Class A	26,912	590,718
Warner Music Group Corp.	29,279	295,718

		4,639,567
ENVIRONMENTAL CONTROL – 0.19%
Allied Waste Industries Inc.(a)	443,138	5,650,009
Republic Services Inc.	32,145	1,051,463

		6,701,472
FOOD – 4.09%
Campbell Soup Co.	182,079	6,736,923
ConAgra Foods Inc.	909,649	23,769,128
Corn Products International Inc.	135,973	6,237,081
Dean Foods Co.	221,874	5,675,537
Del Monte Foods Co.	368,301	3,867,160
Heinz (H.J.) Co.	266,376	12,306,571
Hershey Co. (The)	90,559	4,202,843
Hormel Foods Corp.	135,114	4,834,379
McCormick & Co. Inc. NVS	80,548	2,897,312
Safeway Inc.	806,484	26,702,685
Sara Lee Corp.	639,923	10,680,315
Smithfield Foods Inc.(a)	199,422	6,281,793
Smucker (J.M.) Co. (The)	103,459	5,526,780
SUPERVALU Inc.	383,701	14,968,176
Tyson Foods Inc. Class A	482,498	8,612,589
Wrigley (William Jr.) Co.	52,588	3,377,727

		146,676,999
FOREST PRODUCTS & PAPER – 1.45%
Domtar Corp.(a)	418,736	3,433,635
Louisiana-Pacific Corp.	190,778	3,237,503
MeadWestvaco Corp.	336,847	9,947,092
Plum Creek Timber Co. Inc.	297,632	13,322,008
Rayonier Inc.	132,816	6,380,481
Smurfit-Stone Container Corp.(a)	466,036	5,443,300
Temple-Inland Inc.	193,253	10,170,905

		51,934,924
GAS – 1.96%
AGL Resources Inc.	142,145	5,631,785
Atmos Energy Corp.	162,340	4,597,469
Energen Corp.	131,011	7,483,348
NiSource Inc.	500,528	9,580,106
Sempra Energy	481,790	28,001,635
Southern Union Co.	196,392	6,109,755
UGI Corp.	194,163	5,044,355
Vectren Corp.	139,542	3,808,101

		70,256,554
HAND & MACHINE TOOLS – 0.57%
Black & Decker Corp. (The)	58,242	4,851,559
Kennametal Inc.	29,834	2,505,459
Lincoln Electric Holdings Inc.	24,791	1,924,030
Snap-On Inc.	105,948	5,248,664
Stanley Works (The)	103,446	5,806,424

		20,336,136
HEALTH CARE - PRODUCTS – 0.42%
Bausch & Lomb Inc.	77,822	4,980,608
Beckman Coulter Inc.	21,334	1,573,596
Cooper Companies Inc. (The)	48,696	2,552,644
Hillenbrand Industries Inc.	93,452	5,141,729
Kinetic Concepts Inc.(a)	17,694	995,818

		15,244,395

HEALTH CARE - SERVICES – 0.55%
Brookdale Senior Living Inc.(b)	51,986	2,069,563
Community Health Systems Inc.(a)	159,924	5,028,011
Coventry Health Care Inc.(a)	18,517	1,151,943
Health Management Associates Inc. Class A	443,206	3,075,850
LifePoint Hospitals Inc.(a)	105,585	3,168,606
Quest Diagnostics Inc.	20,774	1,200,114
Tenet Healthcare Corp.(a)	194,865	654,746
Universal Health Services Inc. Class B	60,185	3,275,268

		19,624,101
HOLDING COMPANIES - DIVERSIFIED – 0.40%
Leucadia National Corp.	299,426	14,438,322

		14,438,322
HOME BUILDERS – 1.02%
Centex Corp.	208,326	5,535,222
Horton (D.R.) Inc.	573,665	7,348,649
KB Home	140,452	3,519,727
Lennar Corp. Class A	247,981	5,616,770
M.D.C. Holdings Inc.	63,916	2,616,721
NVR Inc.(a)(b)	4,755	2,236,039
Pulte Homes Inc.	248,673	3,384,440
Ryland Group Inc.	76,665	1,642,931
Thor Industries Inc.	5,439	244,701
Toll Brothers Inc.(a)(b)	230,402	4,605,736

		36,750,936
HOME FURNISHINGS – 0.10%
Whirlpool Corp.	40,879	3,642,319

		3,642,319
HOUSEHOLD PRODUCTS & WARES – 0.85%
Avery Dennison Corp.	28,368	1,617,543
Church & Dwight Co. Inc.	6,929	325,940
Clorox Co. (The)	20,198	1,231,876
Fortune Brands Inc.	278,979	22,733,999
Jarden Corp.(a)(b)	60,862	1,883,070
Scotts Miracle-Gro Co. (The) Class A	64,861	2,772,808

		30,565,236
HOUSEWARES – 0.20%
Newell Rubbermaid Inc.	246,047	7,091,075

		7,091,075
INSURANCE – 10.39%
Alleghany Corp.(a)	9,022	3,662,932
Allied World Assurance Holdings Ltd.	110,352	5,728,372
Ambac Financial Group Inc.	186,150	11,710,696
American Financial Group Inc.	150,381	4,288,866
American National Insurance Co.	28,665	3,770,881
Aon Corp.	536,217	24,027,884
Arch Capital Group Ltd.(a)	92,951	6,916,484
Assurant Inc.	221,005	11,823,767
Axis Capital Holdings Ltd.	280,789	10,925,500
Berkley (W.R.) Corp.	227,580	6,743,195
Cincinnati Financial Corp.	313,543	13,579,547
CNA Financial Corp.	49,400	1,942,408
Conseco Inc.(a)	344,656	5,514,496
Endurance Specialty Holdings Ltd.	107,297	4,458,190
Erie Indemnity Co. Class A	71,141	4,348,849

Everest Re Group Ltd.	115,383	12,719,822
Fidelity National Financial Inc.	404,849	7,076,760
First American Corp.	176,512	6,463,869
Gallagher (Arthur J.) & Co.	145,744	4,222,204
Genworth Financial Inc. Class A	794,198	24,405,705
Hanover Insurance Group Inc. (The)	89,118	3,938,124
HCC Insurance Holdings Inc.	116,426	3,334,441
Markel Corp.(a)	18,183	8,800,572
MBIA Inc.	238,877	14,583,441
Mercury General Corp.	48,625	2,622,346
MGIC Investment Corp.(b)	151,825	4,905,466
Nationwide Financial Services Inc.	96,721	5,205,524
Old Republic International Corp.	422,601	7,919,543
OneBeacon Insurance Group Ltd.	51,622	1,112,454
PartnerRe Ltd.	80,742	6,377,811
Philadelphia Consolidated Holding Corp.(a)	24,493	1,012,541
PMI Group Inc. (The)	158,789	5,192,400
Principal Financial Group Inc.	461,674	29,127,013
Protective Life Corp.	128,053	5,434,569
Radian Group Inc.	146,745	3,416,224
Reinsurance Group of America Inc.	53,603	3,038,754
RenaissanceRe Holdings Ltd.	131,972	8,632,289
Safeco Corp.	193,922	11,871,905
StanCorp Financial Group Inc.	97,625	4,833,414
Torchmark Corp.	174,413	10,869,418
Transatlantic Holdings Inc.	31,481	2,214,059
Unitrin Inc.	83,443	4,137,938
Unum Group	658,917	16,123,699
Wesco Financial Corp.	2,576	1,025,248
White Mountains Insurance Group Ltd.	16,640	8,648,640
XL Capital Ltd. Class A	299,860	23,748,912

		372,457,172
INTERNET – 0.87%
CheckFree Corp.(a)(b)	31,183	1,451,257
Expedia Inc.(a)	369,253	11,771,786
IAC/InterActiveCorp(a)	297,612	8,830,148
Liberty Media Corp. - Liberty Interactive Group Series A(a)	477,221	9,167,415

		31,220,606
INVESTMENT COMPANIES – 0.64%
Allied Capital Corp.(b)	278,108	8,173,594
American Capital Strategies Ltd.(b)	343,219	14,665,748

		22,839,342
IRON & STEEL – 1.04%
Carpenter Technology Corp.	21,239	2,761,282
Reliance Steel & Aluminum Co.	108,295	6,122,999
Steel Dynamics Inc.	115,004	5,370,687
United States Steel Corp.	216,074	22,890,880

		37,145,848
LEISURE TIME – 0.37%
Brunswick Corp.	164,834	3,768,105
Royal Caribbean Cruises Ltd.	243,287	9,495,492

		13,263,597
LODGING – 0.72%
Harrah’s Entertainment Inc.	145,238	12,625,539
Orient-Express Hotels Ltd.	4,066	208,464

Station Casinos Inc.	33,641	2,942,915
Wyndham Worldwide Corp.	308,307	10,100,137

		25,877,055

MACHINERY – 0.21%
AGCO Corp.(a)	57,719	2,930,394
Flowserve Corp.	10,508	800,499
Gardner Denver Inc.(a)	96,446	3,761,394

		7,492,287
MANUFACTURING – 4.76%
Carlisle Companies Inc.	82,431	4,006,147
Cooper Industries Ltd.	226,653	11,579,702
Crane Co.	93,108	4,466,391
Dover Corp.	253,112	12,896,056
Eastman Kodak Co.(b)	525,407	14,059,891
Eaton Corp.	235,979	23,371,360
Ingersoll-Rand Co. Ltd. Class A	516,705	28,144,921
ITT Industries Inc.	290,395	19,726,532
Leggett & Platt Inc.	323,628	6,200,712
Pall Corp.	19,506	758,783
Parker Hannifin Corp.	211,534	23,655,847
Pentair Inc.	182,317	6,049,278
SPX Corp.	103,957	9,622,260
Teleflex Inc.	71,617	5,580,397
Trinity Industries Inc.	18,425	691,674

		170,809,951
MEDIA – 3.17%
Cablevision Systems Corp.(a)	269,820	9,427,511
Central European Media Enterprises Ltd.(a)	5,733	525,773
Discovery Holding Co. Class A(a)	229,362	6,617,094
Gannett Co. Inc.	428,572	18,728,596
Hearst-Argyle Television Inc.	45,032	1,169,031
Idearc Inc.	268,170	8,439,310
Liberty Global Inc. Class A(a)	344,275	14,122,160
Liberty Media Corp. - Liberty Capital Group Series A(a)	235,626	29,413,194
McClatchy Co. (The) Class A(b)	82,409	1,646,532
New York Times Co. (The) Class A(b)	195,185	3,856,856
Scripps (E.W.) Co. Class A	164,503	6,909,126
Tribune Co.	152,324	4,161,492
Washington Post Co. (The) Class B	10,707	8,595,580

		113,612,255
METAL FABRICATE & HARDWARE – 0.37%
Commercial Metals Co.	217,771	6,892,452
Timken Co. (The)	173,351	6,439,990

		13,332,442
OFFICE & BUSINESS EQUIPMENT – 0.92%
Pitney Bowes Inc.	72,903	3,311,254
Xerox Corp.(a)	1,711,855	29,683,566

		32,994,820
OFFICE FURNISHINGS – 0.02%
Steelcase Inc. Class A	31,319	563,116

		563,116
OIL & GAS – 4.61%
Chesapeake Energy Corp.	350,877	12,371,923
Cimarex Energy Co.	152,178	5,668,630
Continental Resources Inc.(a)	28,682	520,291
ENSCO International Inc.	19,818	1,111,790
Forest Oil Corp.(a)	144,113	6,202,624

Frontier Oil Corp.	100,132	4,169,496
Helmerich & Payne Inc.	188,747	6,196,564
Hess Corp.	507,004	33,730,976
Murphy Oil Corp.	343,573	24,012,317
Nabors Industries Ltd.(a)	60,542	1,862,877
Newfield Exploration Co.(a)	237,390	11,432,702
Noble Energy Inc.	267,733	18,752,019
Patterson - UTI Energy Inc.	284,591	6,423,219
Pioneer Natural Resources Co.	225,445	10,140,516
Plains Exploration & Production Co.(a)	131,012	5,793,351
Pogo Producing Co.	106,880	5,676,397
Pride International Inc.(a)	78,584	2,872,245
Rowan Companies Inc.	57,708	2,110,959
St. Mary Land & Exploration Co.	114,513	4,084,679
Unit Corp.(a)	18,421	891,576
W&T Offshore Inc.	18,897	460,709
Western Refining Inc.	23,829	966,981

		165,452,841
OIL & GAS SERVICES – 0.22%
Helix Energy Solutions Group Inc.(a)	33,597	1,426,529
SEACOR Holdings Inc.(a)	44,210	4,204,371
Tidewater Inc.	35,183	2,210,900

		7,841,800
PACKAGING & CONTAINERS – 0.51%
Bemis Co. Inc.	191,116	5,563,387
Owens-Illinois Inc.(a)	17,770	736,566
Sealed Air Corp.	254,388	6,502,157
Sonoco Products Co.	182,739	5,515,063

		18,317,173
PHARMACEUTICALS – 0.62%
AmerisourceBergen Corp.	178,349	8,084,560
King Pharmaceuticals Inc.(a)	445,294	5,218,846
Omnicare Inc.	195,166	6,465,850
Watson Pharmaceuticals Inc.(a)	78,321	2,537,600

		22,306,856
PIPELINES – 2.39%
El Paso Corp.	1,278,834	21,701,813
Equitable Resources Inc.	53,394	2,769,547
National Fuel Gas Co.	152,469	7,137,074
ONEOK Inc.	189,729	8,993,155
Questar Corp.	207,194	10,883,901
Spectra Energy Corp.	1,153,894	28,247,325
Williams Companies Inc. (The)	178,341	6,074,294

		85,807,109
REAL ESTATE INVESTMENT TRUSTS – 9.34%
AMB Property Corp.	181,945	10,882,130
Annaly Capital Management Inc.	577,811	9,204,529
Apartment Investment and Management Co. Class A	167,638	7,565,503
Archstone-Smith Trust	407,108	24,483,475
AvalonBay Communities Inc.	145,454	17,172,299
Boston Properties Inc.	187,124	19,442,184
Brandywine Realty Trust	159,172	4,028,643
BRE Properties Inc. Class A	92,643	5,181,523
Camden Property Trust	103,801	6,669,214
CapitalSource Inc.	93,742	1,897,338
CBL & Associates Properties Inc.	119,191	4,177,645
Colonial Properties Trust	84,404	2,895,057

Developers Diversified Realty Corp.	228,194	12,749,199
Douglas Emmett Inc.	189,200	4,678,916
Duke Realty Corp.	67,163	2,270,781
Equity Residential	530,987	22,492,609
Essex Property Trust Inc.	24,087	2,831,909
Federal Realty Investment Trust	49,554	4,390,484
General Growth Properties Inc.	177,061	9,494,011
HCP Inc.	376,252	12,480,279
Health Care REIT Inc.(b)	128,737	5,695,325
Hospitality Properties Trust	170,449	6,928,752
Host Hotels & Resorts Inc.	953,415	21,394,633
HRPT Properties Trust	386,592	3,823,395
iStar Financial Inc.	234,071	7,956,073
Kimco Realty Corp.	392,130	17,728,197
Liberty Property Trust	167,733	6,744,544
Mack-Cali Realty Corp.	123,336	5,069,110
ProLogis	58,502	3,881,608
Public Storage	210,362	16,544,971
Regency Centers Corp.	126,886	9,738,500
SL Green Realty Corp.	108,510	12,670,713
Taubman Centers Inc.	43,782	2,397,064
Thornburg Mortgage Inc.(b)	221,009	2,839,966
Vornado Realty Trust	243,790	26,658,436

		335,059,015
RETAIL – 1.51%
AnnTaylor Stores Corp.(a)	23,529	745,163
AutoNation Inc.(a)	287,645	5,097,069
Barnes & Noble Inc.	85,748	3,023,474
BJ’s Wholesale Club Inc.(a)	119,437	3,960,531
Circuit City Stores Inc.	176,791	1,398,417
Copart Inc.(a)	8,309	285,747
Dillard’s Inc. Class A	111,617	2,436,599
Foot Locker Inc.	283,852	4,351,451
Gap Inc. (The)	1,095,090	20,193,460
OfficeMax Inc.	74,323	2,547,049
Penske Automotive Group Inc.	102,063	2,065,755
RadioShack Corp.	73,669	1,522,002
Rite Aid Corp.(a)(b)	1,243,637	5,745,603
Saks Inc.	35,912	615,891

		53,988,211
SAVINGS & LOANS – 1.29%
Astoria Financial Corp.	158,724	4,210,948
Capitol Federal Financial	12,384	423,533
Hudson City Bancorp Inc.	598,549	9,205,684
New York Community Bancorp Inc.	572,373	10,903,706
People’s United Financial Inc.	121,408	2,097,930
Sovereign Bancorp Inc.	783,042	13,343,036
TFS Financial Corp.(a)	157,917	2,043,446
Washington Federal Inc.	159,677	4,193,118

		46,421,401
SEMICONDUCTORS – 1.38%
Advanced Micro Devices Inc.(a)(b)	598,546	7,900,807
Atmel Corp.(a)	893,608	4,611,017
Cree Inc.(a)(b)	115,435	3,590,028
Fairchild Semiconductor International Inc. Class A(a)	132,664	2,478,164
Integrated Device Technology Inc.(a)	239,586	3,708,791

International Rectifier Corp.(a)	102,629	3,385,731
Intersil Corp. Class A	111,675	3,733,295
LSI Corp.(a)	534,236	3,964,031

Micron Technology Inc.(a)(b)	931,021	10,334,333
Novellus Systems Inc.(a)(b)	80,412	2,192,031
QLogic Corp.(a)	29,367	394,986
Rambus Inc.(a)	40,083	765,986
Teradyne Inc.(a)	171,191	2,362,436

		49,421,636
SOFTWARE – 0.54%
CA Inc.	282,029	7,253,786
Compuware Corp.(a)	103,736	831,963
Fair Isaac Corp.	94,273	3,404,198
Fidelity National Information Services Inc.	55,102	2,444,876
IMS Health Inc.	38,323	1,174,217
Novell Inc.(a)	554,744	4,238,244

		19,347,284
TELECOMMUNICATIONS – 3.48%
ADC Telecommunications Inc.(a)	214,418	4,204,736
Avaya Inc.(a)	608,793	10,325,129
CenturyTel Inc.	200,022	9,245,017
Citizens Communications Co.	515,320	7,379,382
Clearwire Corp. Class A(a)(b)	42,284	1,033,421
Crown Castle International Corp.(a)(b)	77,164	3,135,173
Embarq Corp.	275,887	15,339,317
JDS Uniphase Corp.(a)	169,659	2,538,099
Juniper Networks Inc.(a)	265,709	9,727,606
Qwest Communications International Inc.(a)(b)	2,938,108	26,913,069
TeleCorp PCS Inc. Escrow(c)	774	0
Telephone and Data Systems Inc.	103,434	6,904,219
Tellabs Inc.(a)	799,513	7,611,364
United States Cellular Corp.(a)	20,576	2,020,563
Virgin Media Inc.	535,334	12,992,556
Windstream Corp.	390,672	5,516,289

		124,885,940
TEXTILES – 0.29%
Cintas Corp.	59,120	2,193,352
Mohawk Industries Inc.(a)	100,555	8,175,121

		10,368,473
TOYS, GAMES & HOBBIES – 0.41%
Hasbro Inc.	193,093	5,383,433
Mattel Inc.	396,531	9,302,617

		14,686,050
TRANSPORTATION – 1.60%
Alexander & Baldwin Inc.	78,263	3,923,324
Con-way Inc.	18,305	842,030
CSX Corp.	661,848	28,280,765
Kansas City Southern Industries Inc.(a)(b)	55,876	1,797,531
Laidlaw International Inc.	144,782	5,099,222
Overseas Shipholding Group Inc.	60,731	4,665,963
Ryder System Inc.	111,737	5,475,113
Teekay Corp.	73,763	4,338,002
YRC Worldwide Inc.(a)(b)	105,183	2,873,600

		57,295,550
TRUCKING & LEASING – 0.07%
GATX Corp.	56,829	2,429,440

		2,429,440

WATER – 0.14%
Aqua America Inc.	225,839	5,122,028

5,122,028

TOTAL COMMON STOCKS
(Cost: $3,562,704,112)		3,584,527,963
SHORT-TERM INVESTMENTS – 4.50%

MONEY MARKET FUNDS – 4.50%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	18,556,281	18,556,281
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	142,829,220	142,829,220

		161,385,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,385,501)		161,385,501

TOTAL INVESTMENTS IN SECURITIES – 104.45%
(Cost: $3,724,089,613)		3,745,913,464
SHORT POSITIONS(g) – (0.03)%

COMMON STOCKS – (0.03)%
Wachovia Corp.	(17,919)	(898,638)

		(898,638)

TOTAL SHORT POSITIONS
(Proceeds: $898,728)		(898,638)
Other Assets, Less Liabilities – (4.42)%		(158,655,266)

NET ASSETS – 100.00%		$3,586,359,560

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

(g)	See Note 1.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.21%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,549	$243,499
Donnelley (R.H.) Corp.(a)(b)	17,026	953,797
Getty Images Inc.(a)	11,928	332,076
Harte-Hanks Inc.	11,976	235,688
Interpublic Group of Companies Inc. (The)(a)	112,387	1,166,577
Lamar Advertising Co.	19,826	970,879
Omnicom Group Inc.	79,779	3,836,572

		7,739,088
AEROSPACE & DEFENSE – 2.16%
Alliant Techsystems Inc.(a)	7,947	868,607
BE Aerospace Inc.(a)	22,084	917,149
Boeing Co. (The)	189,619	19,908,099
DRS Technologies Inc.	9,768	538,412
General Dynamics Corp.	97,603	8,244,525
Goodrich Corp.	30,362	2,071,599
L-3 Communications Holdings Inc.	30,240	3,088,714
Lockheed Martin Corp.	84,819	9,202,013
Northrop Grumman Corp.	83,037	6,476,886
Raytheon Co.	106,829	6,817,827
Rockwell Collins Inc.	40,449	2,954,395
Spirit AeroSystems Holdings Inc. Class A(a)	16,919	658,826
United Technologies Corp.	239,480	19,273,350

		81,020,402
AGRICULTURE – 1.64%
Altria Group Inc.	506,462	35,214,303
Archer-Daniels-Midland Co.	157,171	5,199,217
Bunge Ltd.	29,208	3,138,400
Carolina Group	26,003	2,138,227
Monsanto Co.	131,088	11,239,485
Reynolds American Inc.	41,452	2,635,933
UST Inc.	38,413	1,905,285

		61,470,850
AIRLINES – 0.24%
AMR Corp.(a)(b)	57,679	1,285,665
Continental Airlines Inc. Class B(a)(b)	23,291	769,302
Copa Holdings SA Class A	4,182	167,489
Delta Air Lines Inc.(a)	57,544	1,032,915
Northwest Airlines Corp.(a)	63,102	1,123,216
Southwest Airlines Co.	188,608	2,791,398
UAL Corp.(a)(b)	27,720	1,289,812
US Airways Group Inc.(a)	19,518	512,347

		8,972,144
APPAREL – 0.45%
Coach Inc.(a)	89,491	4,230,240

Crocs Inc.(a)	19,154	1,288,106
Guess? Inc.	13,014	638,076
Hanesbrands Inc.(a)	23,128	648,972
Jones Apparel Group Inc.	26,109	551,683
Liz Claiborne Inc.	25,068	860,584
Nike Inc. Class B	85,856	5,036,313
Phillips-Van Heusen Corp.	13,425	704,544
Polo Ralph Lauren Corp.	14,669	1,140,515
VF Corp.	21,421	1,729,746

		16,828,779
AUTO MANUFACTURERS – 0.39%
Ford Motor Co.(a)	486,647	4,131,633
General Motors Corp.	116,385	4,271,329
Oshkosh Truck Corp.	17,766	1,100,959
PACCAR Inc.	59,868	5,103,747

		14,607,668
AUTO PARTS & EQUIPMENT – 0.28%
Autoliv Inc.	19,079	1,139,970
BorgWarner Inc.	13,897	1,271,992
Goodyear Tire & Rubber Co. (The)(a)	50,285	1,529,167
Johnson Controls Inc.	47,510	5,611,406
TRW Automotive Holdings Corp.(a)	10,169	322,154
WABCO Holdings Inc.	14,435	674,836

		10,549,525
BANKS – 5.41%
Associated Banc-Corp	30,577	905,997
BancorpSouth Inc.	19,711	478,977
Bank of America Corp.	1,068,580	53,717,517
Bank of Hawaii Corp.	11,876	627,647
Bank of New York Mellon Corp. (The)	272,715	12,037,640
BB&T Corp.	132,745	5,361,571
BOK Financial Corp.	5,337	274,375
City National Corp.	9,814	682,171
Colonial BancGroup Inc. (The)	38,095	823,614
Comerica Inc.	37,824	1,939,615
Commerce Bancorp Inc.	45,883	1,779,343
Commerce Bancshares Inc.	16,668	764,894
Cullen/Frost Bankers Inc.	14,388	721,127
Discover Financial Services LLC(a)	115,042	2,392,874
East West Bancorp Inc.	15,295	550,008
Fifth Third Bancorp	132,611	4,492,861
First Citizens BancShares Inc. Class A	1,455	253,752
First Horizon National Corp.	30,132	803,319
Fulton Financial Corp.	41,514	596,971
Huntington Bancshares Inc.	87,580	1,487,108
KeyCorp	94,741	3,062,977
M&T Bank Corp.	16,443	1,701,028
Marshall & Ilsley Corp.	62,729	2,745,648
National City Corp.	138,773	3,481,815
Northern Trust Corp.	52,991	3,511,714
PNC Financial Services Group Inc. (The)	83,065	5,656,726
Popular Inc.	66,964	822,318
Regions Financial Corp.	169,743	5,004,024
State Street Corp.	95,602	6,516,232
SunTrust Banks Inc.	85,770	6,490,216
Synovus Financial Corp.	66,484	1,864,876
TCF Financial Corp.	30,990	811,318

U.S. Bancorp	418,747	13,621,840
UnionBanCal Corp.	11,474	670,196
Valley National Bancorp	28,851	639,915

Wachovia Corp.	460,759	23,107,064
Webster Financial Corp.	13,549	570,684
Wells Fargo & Co.	808,473	28,797,808
Whitney Holding Corp.	16,196	427,250
Wilmington Trust Corp.	16,466	640,527
Zions Bancorporation	25,925	1,780,270

		202,615,827
BEVERAGES – 2.09%
Anheuser-Busch Companies Inc.	183,007	9,148,520
Brown-Forman Corp. Class B	18,667	1,398,345
Coca-Cola Co. (The)	556,223	31,966,136
Coca-Cola Enterprises Inc.	74,719	1,809,694
Constellation Brands Inc. Class A(a)	45,957	1,112,619
Hansen Natural Corp.(a)	16,339	926,095
Molson Coors Brewing Co. Class B	13,147	1,310,361
Pepsi Bottling Group Inc.	33,754	1,254,636
PepsiAmericas Inc.	14,153	459,123
PepsiCo Inc.	392,258	28,736,821

		78,122,350
BIOTECHNOLOGY – 1.18%
Amgen Inc.(a)	261,723	14,805,670
Biogen Idec Inc.(a)	69,383	4,602,174
Celgene Corp.(a)	91,459	6,521,941
Charles River Laboratories International Inc.(a)	16,139	906,205
Genentech Inc.(a)	112,127	8,748,149
Genzyme Corp.(a)	63,737	3,949,145
Invitrogen Corp.(a)	11,193	914,804
Millennium Pharmaceuticals Inc.(a)	76,971	781,256
Millipore Corp.(a)	12,928	979,942
PDL BioPharma Inc.(a)	27,954	604,086
Vertex Pharmaceuticals Inc.(a)	31,409	1,206,420

		44,019,792
BUILDING MATERIALS – 0.22%
American Standard Companies Inc.	43,344	1,543,913
Armstrong World Industries Inc.(a)	4,654	188,906
Eagle Materials Inc.	11,495	410,831
Florida Rock Industries Inc.	11,304	706,387
Lennox International Inc.	13,863	468,569
Martin Marietta Materials Inc.	10,206	1,363,011
Masco Corp.	91,490	2,119,823
Owens Corning(a)	26,422	661,871
USG Corp.(a)(b)	19,200	720,960

		8,184,271
CHEMICALS – 1.59%
Air Products and Chemicals Inc.	52,179	5,101,019
Airgas Inc.	18,842	972,812
Albemarle Corp.	19,125	845,325
Ashland Inc.	13,457	810,246
Cabot Corp.	16,368	581,555
Celanese Corp. Class A	30,850	1,202,533
Chemtura Corp.	57,826	514,073
Cytec Industries Inc.	10,087	689,850
Dow Chemical Co. (The)	229,372	9,876,758
Du Pont (E.I.) de Nemours and Co.	222,643	11,034,187
Eastman Chemical Co.	20,156	1,345,010
Ecolab Inc.	42,421	2,002,271
FMC Corp.	18,346	954,359
Huntsman Corp.	21,651	573,535
International Flavors & Fragrances Inc.	21,407	1,131,574

Lubrizol Corp.	16,574	1,078,304
Lyondell Chemical Co.	55,993	2,595,276
Mosaic Co. (The)(a)	37,085	1,984,789
PPG Industries Inc.	39,676	2,997,522
Praxair Inc.	76,717	6,425,816
Rohm & Haas Co.	36,958	2,057,452
RPM International Inc.	28,977	693,999
Sherwin-Williams Co. (The)	26,604	1,748,149
Sigma-Aldrich Corp.	31,484	1,534,530
Valspar Corp. (The)	24,572	668,604
Westlake Chemical Corp.	4,595	116,391

		59,535,939
COAL – 0.19%
Arch Coal Inc.	34,194	1,153,706
CONSOL Energy Inc.	44,190	2,059,254
Foundation Coal Holdings Inc.	10,838	424,850
Massey Energy Co.	19,458	424,574
Peabody Energy Corp.	64,037	3,065,451

		7,127,835
COMMERCIAL SERVICES – 1.11%
Accenture Ltd.	142,937	5,753,214
Alliance Data Systems Corp.(a)	18,870	1,461,293
Apollo Group Inc. Class A(a)	35,076	2,109,821
Avis Budget Group Inc.(a)	24,430	559,203
Block (H & R) Inc.	77,423	1,639,819
Career Education Corp.(a)	22,769	637,304
ChoicePoint Inc.(a)	18,223	691,016
Convergys Corp.(a)	32,807	569,530
Corporate Executive Board Co. (The)	8,967	665,710
Corrections Corp. of America(a)	29,447	770,628
Donnelley (R.R.) & Sons Co.	52,748	1,928,467
Equifax Inc.	34,885	1,329,816
Genpact Ltd.(a)	8,563	145,143
Hertz Global Holdings Inc.(a)	76,857	1,746,191
Hewitt Associates Inc. Class A(a)	22,771	798,124
Iron Mountain Inc.(a)	42,435	1,293,419
ITT Educational Services Inc.(a)	9,769	1,188,790
Manpower Inc.	20,248	1,302,959
McKesson Corp.	71,669	4,213,421
Monster Worldwide Inc.(a)	30,134	1,026,364
Moody’s Corp.	54,925	2,768,220
Pharmaceutical Product Development Inc.	24,796	878,770
Quanta Services Inc.(a)(b)	39,733	1,050,938
Robert Half International Inc.	35,230	1,051,968
Service Corp. International	70,471	909,076
United Rentals Inc.(a)	19,588	630,146
Weight Watchers International Inc.	8,475	487,821
Western Union Co.	186,526	3,911,450

		41,518,621
COMPUTERS – 4.36%
Affiliated Computer Services Inc. Class A(a)	22,195	1,115,077
Apple Inc.(a)	208,279	31,979,158
Brocade Communications Systems Inc.(a)	96,046	822,154
Cadence Design Systems Inc.(a)	66,729	1,480,717
Ceridian Corp.(a)	34,412	1,195,473
Cognizant Technology Solutions Corp.(a)	34,714	2,769,136
Computer Sciences Corp.(a)	41,967	2,345,955
Dell Inc.(a)	547,073	15,099,215
Diebold Inc.	15,756	715,638
DST Systems Inc.(a)	12,937	1,110,124

Electronic Data Systems Corp.	123,053	2,687,478
EMC Corp.(a)	505,060	10,505,248
FactSet Research Systems Inc.	10,279	704,625
Hewlett-Packard Co.	644,490	32,089,157
International Business Machines Corp.	328,939	38,749,014
Lexmark International Inc. Class A(a)	22,666	941,319
NCR Corp.(a)	43,183	2,150,513
Network Appliance Inc.(a)	89,785	2,416,114
Riverbed Technology Inc.(a)	4,683	189,146
SanDisk Corp.(a)	55,089	3,035,404
Seagate Technology	131,224	3,356,710
Sun Microsystems Inc.(a)	860,502	4,827,416
Synopsys Inc.(a)	34,682	939,189
Unisys Corp.(a)	83,353	551,797
Western Digital Corp.(a)	53,198	1,346,973

		163,122,750
COSMETICS & PERSONAL CARE – 1.81%
Alberto-Culver Co.	20,074	497,634
Avon Products Inc.	105,865	3,973,113
Bare Escentuals Inc.(a)(b)	9,308	231,490
Colgate-Palmolive Co.	123,227	8,788,550
Estee Lauder Companies Inc. (The) Class A	26,196	1,112,282
Procter & Gamble Co. (The)	758,234	53,334,180

		67,937,249
DISTRIBUTION & WHOLESALE – 0.22%
CDW Corp.(a)	14,029	1,223,329
Fastenal Co.	30,334	1,377,467
Genuine Parts Co.	41,326	2,066,300
Grainger (W.W.) Inc.	17,012	1,551,324
Ingram Micro Inc. Class A(a)	34,795	682,330
Pool Corp.(b)	11,816	295,164
Tech Data Corp.(a)	13,195	529,383
WESCO International Inc.(a)	10,928	469,248

		8,194,545
DIVERSIFIED FINANCIAL SERVICES – 7.14%
Affiliated Managers Group Inc.(a)	7,145	911,059
American Express Co.	249,403	14,807,056
AmeriCredit Corp.(a)(b)	28,257	496,758
Ameriprise Financial Inc.	56,771	3,582,818
Bear Stearns Companies Inc. (The)	28,779	3,534,349
BlackRock Inc.	15,321	2,656,815
Capital One Financial Corp.	94,166	6,255,447
CIT Group Inc.	46,031	1,850,446
Citigroup Inc.	1,191,058	55,586,677
CME Group Inc.	13,181	7,741,860
Countrywide Financial Corp.	142,423	2,707,461
E*TRADE Financial Corp.(a)	102,318	1,336,273
Eaton Vance Corp.	26,438	1,056,462
Edwards (A.G.) Inc.	18,207	1,524,836
Federal Home Loan Mortgage Corp.	159,194	9,394,038
Federal National Mortgage Association	234,340	14,250,215
Federated Investors Inc. Class B	20,883	829,055
First Marblehead Corp. (The)	14,657	555,940
Franklin Resources Inc.	39,928	5,090,820
Goldman Sachs Group Inc. (The)	98,367	21,320,064
IndyMac Bancorp Inc.(b)	17,657	416,882
IntercontinentalExchange Inc.(a)	17,033	2,587,313
Investment Technology Group Inc.(a)	10,634	457,049
Janus Capital Group Inc.	42,438	1,200,147
Jefferies Group Inc.	30,059	836,542

JPMorgan Chase & Co.	822,593	37,691,211
Lazard Ltd. Class A	12,370	524,488
Legg Mason Inc.	31,888	2,687,840
Lehman Brothers Holdings Inc.	128,448	7,929,095
Merrill Lynch & Co. Inc.	211,823	15,098,743
MF Global Ltd.(a)	23,586	683,994
Morgan Stanley	253,820	15,990,660
Nasdaq Stock Market Inc. (The)(a)	27,019	1,018,076
Nuveen Investments Inc. Class A	19,041	1,179,400
NYMEX Holdings Inc.	22,237	2,894,813
NYSE Euronext Inc.	63,569	5,032,758
Raymond James Financial Inc.	22,552	740,833
Rowe (T.) Price Group Inc.	64,127	3,571,233
Schwab (Charles) Corp. (The)	244,215	5,275,044
SLM Corp.	99,192	4,926,867
Student Loan Corp. (The)	957	172,566
TD Ameritrade Holding Corp.(a)	59,531	1,084,655

		267,488,658
ELECTRIC – 3.30%
AES Corp. (The)(a)	161,344	3,233,334
Allegheny Energy Inc.(a)	40,191	2,100,382
Alliant Energy Corp.	27,260	1,044,603
Ameren Corp.	50,118	2,631,195
American Electric Power Co. Inc.	96,097	4,428,150
CenterPoint Energy Inc.	76,895	1,232,627
CMS Energy Corp.	53,832	905,454
Consolidated Edison Inc.	65,380	3,027,094
Constellation Energy Group Inc.	43,488	3,730,836
Dominion Resources Inc.	70,058	5,905,889
DPL Inc.	27,168	713,432
DTE Energy Co.	42,216	2,044,943
Duke Energy Corp.	303,300	5,668,677
Dynegy Inc. Class A(a)	80,980	748,255
Edison International	78,510	4,353,379
Energy East Corp.	37,886	1,024,816
Entergy Corp.	47,533	5,147,349
Exelon Corp.	162,034	12,210,882
FirstEnergy Corp.	73,443	4,651,880
FPL Group Inc.	97,837	5,956,317
Great Plains Energy Inc.	20,622	594,120
Hawaiian Electric Industries Inc.(b)	19,657	426,753
Integrys Energy Group Inc.	18,140	929,312
MDU Resources Group Inc.	43,580	1,213,267
Mirant Corp.(a)	61,928	2,519,231
Northeast Utilities	37,049	1,058,490
NRG Energy Inc.(a)	58,700	2,482,423
NSTAR	25,592	890,858
OGE Energy Corp.	21,981	727,571
Pepco Holdings Inc.	46,277	1,253,181
PG&E Corp.	84,788	4,052,866
Pinnacle West Capital Corp.	24,043	949,939
PPL Corp.	92,974	4,304,696
Progress Energy Inc.	62,339	2,920,582
Public Service Enterprise Group Inc.	61,085	5,374,869
Puget Energy Inc.	28,013	685,478
Reliant Energy Inc.(a)	82,858	2,121,165
SCANA Corp.	27,968	1,083,480
Sierra Pacific Resources Corp.	53,049	834,461
Southern Co. (The)	180,909	6,563,379
TECO Energy Inc.	50,263	825,821
TXU Corp.	110,742	7,582,505
Wisconsin Energy Corp.	28,034	1,262,371
Xcel Energy Inc.	99,186	2,136,466

		123,552,778

ELECTRICAL COMPONENTS & EQUIPMENT – 0.41%
AMETEK Inc.	25,574	1,105,308
Emerson Electric Co.	191,452	10,189,075
Energizer Holdings Inc.(a)	13,532	1,500,022
General Cable Corp.(a)	12,537	841,483
Hubbell Inc. Class B	14,303	816,987
Molex Inc.	33,004	888,798

		15,341,673
ELECTRONICS – 0.89%
Agilent Technologies Inc.(a)	97,434	3,593,366
Amphenol Corp. Class A	42,873	1,704,630
Applied Biosystems Group	44,333	1,535,695
Arrow Electronics Inc.(a)	29,765	1,265,608
Avnet Inc.(a)	35,842	1,428,662
AVX Corp.	12,052	194,037
Dolby Laboratories Inc. Class A(a)	9,442	328,770
Garmin Ltd.	27,934	3,335,320
Gentex Corp.	34,215	733,570
Jabil Circuit Inc.	44,009	1,005,166
Mettler-Toledo International Inc.(a)	9,054	923,508
National Instruments Corp.	13,769	472,690
PerkinElmer Inc.	28,716	838,794
Sanmina-SCI Corp.(a)	127,037	269,318
Solectron Corp.(a)	215,201	839,284
Tektronix Inc.	18,924	524,952
Thermo Fisher Scientific Inc.(a)	101,603	5,864,525
Thomas & Betts Corp.(a)	13,930	816,855
Trimble Navigation Ltd.(a)	28,646	1,123,210
Tyco Electronics Ltd.(a)	119,778	4,243,735
Vishay Intertechnology Inc.(a)	44,321	577,503
Waters Corp.(a)	24,196	1,619,196

		33,238,394
ENERGY - ALTERNATE SOURCES – 0.06%
Covanta Holding Corp.(a)	28,798	705,839
First Solar Inc.(a)	8,623	1,015,272
SunPower Corp. Class A(a)(b)	6,030	499,405

		2,220,516
ENGINEERING & CONSTRUCTION – 0.37%
Fluor Corp.	21,331	3,071,237
Foster Wheeler Ltd.(a)	16,892	2,217,582
Jacobs Engineering Group Inc.(a)	28,597	2,161,361
KBR Inc.(a)	40,468	1,568,944
McDermott International Inc.(a)	53,439	2,889,981
Shaw Group Inc. (The)(a)	19,344	1,123,886
URS Corp.(a)	12,709	717,423

		13,750,414
ENTERTAINMENT – 0.17%
DreamWorks Animation SKG Inc. Class A(a)	15,843	529,473
International Game Technology Inc.	80,340	3,462,654
International Speedway Corp. Class A	8,328	381,922
Penn National Gaming Inc.(a)	17,585	1,037,867

Regal Entertainment Group Class A	18,754	411,650
Scientific Games Corp. Class A(a)(b)	15,542	584,379
Warner Music Group Corp.	8,618	87,042

		6,494,987

ENVIRONMENTAL CONTROL – 0.24%
Allied Waste Industries Inc.(a)	68,563	874,178
Nalco Holding Co.	34,594	1,025,712
Republic Services Inc.	39,855	1,303,657
Stericycle Inc.(a)	21,022	1,201,618
Waste Management Inc.	124,716	4,706,782

		9,111,947
FOOD – 1.66%
Campbell Soup Co.	56,110	2,076,070
ConAgra Foods Inc.	120,330	3,144,223
Corn Products International Inc.	17,852	818,871
Dean Foods Co.	31,180	797,584
Del Monte Foods Co.	48,416	508,368
General Mills Inc.	77,856	4,516,427
Heinz (H.J.) Co.	78,431	3,623,512
Hershey Co. (The)	40,393	1,874,639
Hormel Foods Corp.	17,734	634,523
Kellogg Co.	57,071	3,195,976
Kraft Foods Inc.	386,331	13,332,283
Kroger Co. (The)	171,175	4,881,911
McCormick & Co. Inc. NVS	31,333	1,127,048
Safeway Inc.	106,586	3,529,062
Sara Lee Corp.	177,653	2,965,029
Smithfield Foods Inc.(a)	26,169	824,323
Smucker (J.M.) Co. (The)	13,572	725,016
SUPERVALU Inc.	50,374	1,965,090
Sysco Corp.	148,935	5,300,597
Tyson Foods Inc. Class A	63,329	1,130,423
Whole Foods Market Inc.	33,905	1,659,989
Wrigley (William Jr.) Co.	57,853	3,715,898

		62,346,862
FOREST PRODUCTS & PAPER – 0.40%
Domtar Corp.(a)	105,489	865,010
International Paper Co.	105,103	3,770,045
Louisiana-Pacific Corp.	25,019	424,572
MeadWestvaco Corp.	44,216	1,305,698
Plum Creek Timber Co. Inc.	42,376	1,896,750
Rayonier Inc.	18,576	892,391
Smurfit-Stone Container Corp.(a)	61,145	714,174
Temple-Inland Inc.	25,364	1,334,907
Weyerhaeuser Co.	52,099	3,766,758

		14,970,305
GAS – 0.25%
AGL Resources Inc.	18,661	739,349
Atmos Energy Corp.	21,304	603,329
Energen Corp.	17,194	982,121
NiSource Inc.	65,709	1,257,670
Sempra Energy	63,692	3,701,779
Southern Union Co.	25,786	802,202
UGI Corp.	25,460	661,451
Vectren Corp.	18,328	500,171

		9,248,072
HAND & MACHINE TOOLS – 0.12%
Black & Decker Corp. (The)	15,831	1,318,722
Kennametal Inc.	9,305	781,434

Lincoln Electric Holdings Inc.	10,266	796,744
Snap-On Inc.	13,884	687,813
Stanley Works (The)	19,984	1,121,702

		4,706,415

HEALTH CARE - PRODUCTS – 3.19%
Advanced Medical Optics Inc.(a)(b)	14,372	439,639
Bard (C.R.) Inc.	25,087	2,212,423
Bausch & Lomb Inc.	13,020	833,280
Baxter International Inc.	156,976	8,834,609
Beckman Coulter Inc.	14,832	1,094,008
Becton, Dickinson and Co.	59,049	4,844,970
Boston Scientific Corp.(a)	321,385	4,483,321
Cooper Companies Inc. (The)	10,694	560,579
Covidien Ltd.(a)	119,617	4,964,105
Cytyc Corp.(a)	27,637	1,316,903
Dade Behring Holdings Inc.	19,592	1,495,849
DENTSPLY International Inc.	36,404	1,515,863
Edwards Lifesciences Corp.(a)	13,805	680,725
Gen-Probe Inc.(a)	12,575	837,243
Henry Schein Inc.(a)	21,310	1,296,500
Hillenbrand Industries Inc.	14,773	812,810
IDEXX Laboratories Inc.(a)	7,418	812,939
Intuitive Surgical Inc.(a)	8,984	2,066,320
Johnson & Johnson	697,478	45,824,305
Kinetic Concepts Inc.(a)	12,773	718,864
Medtronic Inc.	276,721	15,609,832
Patterson Companies Inc.(a)	33,356	1,287,875
ResMed Inc.(a)	18,672	800,469
Respironics Inc.(a)	17,669	848,642
St. Jude Medical Inc.(a)	81,629	3,597,390
Stryker Corp.	73,124	5,028,006
TECHNE Corp.(a)	9,440	595,475
Varian Medical Systems Inc.(a)	30,563	1,280,284
Zimmer Holdings Inc.(a)	57,103	4,624,772

		119,318,000
HEALTH CARE - SERVICES – 1.47%
Aetna Inc.	123,299	6,691,437
Brookdale Senior Living Inc.	9,028	359,405
Community Health Systems Inc.(a)	22,934	721,045
Covance Inc.(a)	15,240	1,187,196
Coventry Health Care Inc.(a)	37,897	2,357,572
DaVita Inc.(a)	25,244	1,594,916
Health Management Associates Inc. Class A	58,075	403,040
Health Net Inc.(a)	26,916	1,454,810
Humana Inc.(a)	39,862	2,785,557
Laboratory Corp. of America Holdings(a)	28,499	2,229,477
LifePoint Hospitals Inc.(a)	13,829	415,008
Lincare Holdings Inc.(a)	20,089	736,262
Manor Care Inc.	17,526	1,128,674
Pediatrix Medical Group Inc.(a)	11,631	760,900
Quest Diagnostics Inc.	37,892	2,189,021
Sierra Health Services Inc.(a)	13,305	561,338
Tenet Healthcare Corp.(a)	113,409	381,054
UnitedHealth Group Inc.	322,724	15,629,523
Universal Health Services Inc. Class B	10,893	592,797
WellCare Health Plans Inc.(a)	9,915	1,045,338
WellPoint Inc.(a)	147,843	11,667,770

		54,892,140
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.	39,320	1,896,010

		1,896,010

HOME BUILDERS – 0.15%
Centex Corp.	28,802	765,269
Horton (D.R.) Inc.	75,285	964,401
KB Home	18,443	462,182
Lennar Corp. Class A	32,533	736,872
M.D.C. Holdings Inc.	8,364	342,422
NVR Inc.(a)	1,081	508,340
Pulte Homes Inc.	50,739	690,558
Ryland Group Inc.	10,074	215,886
Thor Industries Inc.	8,274	372,247
Toll Brothers Inc.(a)	30,199	603,678

		5,661,855
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	15,607	1,350,318
Whirlpool Corp.	18,920	1,685,772

		3,036,090
HOUSEHOLD PRODUCTS & WARES – 0.41%
Avery Dennison Corp.	25,533	1,455,892
Church & Dwight Co. Inc.	15,755	741,115
Clorox Co. (The)	33,333	2,032,980
Fortune Brands Inc.	36,928	3,009,263
Jarden Corp.(a)	16,617	514,130
Kimberly-Clark Corp.	102,377	7,193,008
Scotts Miracle-Gro Co. (The) Class A	10,469	447,550

		15,393,938
HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	66,857	1,926,819
Toro Co. (The)	9,672	569,004

		2,495,823
INSURANCE – 4.48%
ACE Ltd.	79,175	4,795,630
Aflac Inc.	117,705	6,713,893
Alleghany Corp.(a)	1,175	477,050
Allied World Assurance Holdings Ltd.	14,476	751,449
Allstate Corp. (The)	146,430	8,374,332
Ambac Financial Group Inc.	24,432	1,537,017
American Financial Group Inc.	19,723	562,500
American International Group Inc.	539,729	36,512,667
American National Insurance Co.	3,752	493,576
Aon Corp.	70,962	3,179,807
Arch Capital Group Ltd.(a)	12,216	908,993
Assurant Inc.	29,005	1,551,767
Axis Capital Holdings Ltd.	36,863	1,434,339
Berkley (W.R.) Corp.	40,849	1,210,356
Brown & Brown Inc.	26,836	705,787
Chubb Corp.	96,762	5,190,314
CIGNA Corp.	69,466	3,701,843
Cincinnati Financial Corp.	41,171	1,783,116
CNA Financial Corp.	7,162	281,610
Conseco Inc.(a)	45,209	723,344
Endurance Specialty Holdings Ltd.	14,084	585,190
Erie Indemnity Co. Class A	11,621	710,392
Everest Re Group Ltd.	15,153	1,670,467
Fidelity National Financial Inc.	53,140	928,887
First American Corp.	23,175	848,668
Gallagher (Arthur J.) & Co.	23,700	686,589
Genworth Financial Inc. Class A	105,125	3,230,491

Hanover Insurance Group Inc. (The)	12,353	545,879
Hartford Financial Services Group Inc. (The)	76,409	7,071,653
HCC Insurance Holdings Inc.	26,876	769,729

Lincoln National Corp.	65,335	4,310,150
Loews Corp.	104,956	5,074,623
Markel Corp.(a)	2,399	1,161,116
Marsh & McLennan Companies Inc.	134,092	3,419,346
MBIA Inc.	31,366	1,914,894
Mercury General Corp.	6,369	343,480
MetLife Inc.	113,753	7,931,997
MGIC Investment Corp.	19,911	643,324
Nationwide Financial Services Inc.	12,685	682,707
Old Republic International Corp.	55,457	1,039,264
OneBeacon Insurance Group Ltd.	6,802	146,583
PartnerRe Ltd.	13,616	1,075,528
Philadelphia Consolidated Holding Corp.(a)	13,647	564,167
PMI Group Inc. (The)	20,827	681,043
Principal Financial Group Inc.	64,599	4,075,551
Progressive Corp. (The)	177,796	3,451,020
Protective Life Corp.	16,812	713,501
Prudential Financial Inc.	111,423	10,872,656
Radian Group Inc.	19,226	447,581
Reinsurance Group of America Inc.	7,054	399,891
RenaissanceRe Holdings Ltd.	17,316	1,132,640
Safeco Corp.	25,448	1,557,927
StanCorp Financial Group Inc.	12,797	633,579
Torchmark Corp.	22,882	1,426,006
Transatlantic Holdings Inc.	6,426	451,941
Travelers Companies Inc. (The)	160,041	8,056,464
Unitrin Inc.	10,935	542,267
Unum Group	86,877	2,125,880
Wesco Financial Corp.	391	155,618
White Mountains Insurance Group Ltd.	2,215	1,151,246
XL Capital Ltd. Class A	44,877	3,554,258

		167,673,583
INTERNET – 1.97%
Akamai Technologies Inc.(a)	39,543	1,136,070
Amazon.com Inc.(a)	73,266	6,824,728
CheckFree Corp.(a)(b)	19,053	886,727
eBay Inc.(a)	275,269	10,740,996
Expedia Inc.(a)	48,480	1,545,542
F5 Networks Inc.(a)	20,008	744,098
Google Inc. Class A(a)	55,217	31,322,948
HLTH Corp.(a)	43,872	621,666
IAC/InterActiveCorp(a)	41,857	1,241,897
Liberty Media Corp. - Liberty Interactive Group Series A(a)	157,526	3,026,075
McAfee Inc.(a)	38,229	1,333,045
NutriSystem Inc.(a)(b)	8,231	385,952
Symantec Corp.(a)	217,337	4,211,991
VeriSign Inc.(a)	58,941	1,988,669
WebMD Health Corp. Class A(a)(b)	1,819	94,770
Yahoo! Inc.(a)	290,889	7,807,461

		73,912,635
INVESTMENT COMPANIES – 0.08%
Allied Capital Corp.(b)	36,490	1,072,441
American Capital Strategies Ltd.(b)	45,289	1,935,199

		3,007,640
IRON & STEEL – 0.40%
AK Steel Holding Corp.(a)	26,701	1,173,509
Allegheny Technologies Inc.	24,717	2,717,634
Carpenter Technology Corp.	6,274	815,683
Cleveland-Cliffs Inc.	9,839	865,537

Nucor Corp.	72,785	4,328,524
Reliance Steel & Aluminum Co.	15,772	891,749
Steel Dynamics Inc.	22,649	1,057,708
United States Steel Corp.	28,629	3,032,956

		14,883,300
LEISURE TIME – 0.26%
Brunswick Corp.	21,663	495,216
Carnival Corp.	105,498	5,109,268
Harley-Davidson Inc.	62,193	2,873,939
Royal Caribbean Cruises Ltd.	31,921	1,245,877

		9,724,300
LODGING – 0.71%
Boyd Gaming Corp.	13,488	577,961
Choice Hotels International Inc.	8,959	337,486
Harrah’s Entertainment Inc.	45,052	3,916,370
Hilton Hotels Corp.	93,825	4,361,924
Las Vegas Sands Corp.(a)	25,068	3,344,573
Marriott International Inc. Class A	79,450	3,453,691
MGM MIRAGE(a)	28,636	2,561,204
Orient-Express Hotels Ltd.	10,147	520,237
Starwood Hotels & Resorts Worldwide Inc.	51,961	3,156,631
Station Casinos Inc.	10,583	925,801
Wyndham Worldwide Corp.	43,689	1,431,252
Wynn Resorts Ltd.	13,216	2,082,313

		26,669,443
MACHINERY – 0.95%
AGCO Corp.(a)	21,920	1,112,878
Caterpillar Inc.	154,285	12,100,573
Cummins Inc.	25,171	3,219,119
Deere & Co.	54,730	8,123,027
Flowserve Corp.	13,671	1,041,457
Gardner Denver Inc.(a)	12,675	494,325
Graco Inc.	15,958	624,117
IDEX Corp.	19,464	708,295
Joy Global Inc.	26,043	1,324,547
Manitowoc Co. Inc. (The)	29,933	1,325,433
Rockwell Automation Inc.	38,141	2,651,181
Terex Corp.(a)	25,002	2,225,678
Zebra Technologies Corp. Class A(a)	16,547	603,800

		35,554,430
MANUFACTURING – 4.86%
Brink’s Co. (The)	10,467	584,896
Carlisle Companies Inc.	14,863	722,342
Cooper Industries Ltd.	44,395	2,268,141
Crane Co.	12,226	586,481
Danaher Corp.	59,226	4,898,582
Donaldson Co. Inc.	19,008	793,774
Dover Corp.	49,500	2,522,025
Eastman Kodak Co.(b)	68,953	1,845,182
Eaton Corp.	35,368	3,502,847
General Electric Co.	2,477,226	102,557,156
Harsco Corp.	20,162	1,195,002
Honeywell International Inc.	187,939	11,176,732
Illinois Tool Works Inc.	119,316	7,116,006
Ingersoll-Rand Co. Ltd. Class A	72,790	3,964,871
ITT Industries Inc.	43,924	2,983,757
Leggett & Platt Inc.	42,465	813,629
Pall Corp.	29,499	1,147,511
Parker Hannifin Corp.	27,982	3,129,227

Pentair Inc.	23,905	793,168
Roper Industries Inc.	21,148	1,385,194
SPX Corp.	13,642	1,262,704
Teleflex Inc.	9,381	730,968
Textron Inc.	60,120	3,740,065
3M Co.	173,447	16,231,170
Trinity Industries Inc.	19,238	722,195
Tyco International Ltd.	119,454	5,296,590

		181,970,215
MEDIA – 3.04%
Cablevision Systems Corp.(a)	52,878	1,847,557
CBS Corp. Class B	154,816	4,876,704
Central European Media Enterprises Ltd.(a)	8,191	751,197
Clear Channel Communications Inc.	121,392	4,544,916
Comcast Corp. Class A(a)	711,232	17,197,590
CTC Media Inc.(a)	12,467	273,775
DIRECTV Group Inc. (The)(a)	181,765	4,413,254
Discovery Holding Co. Class A(a)	67,173	1,937,941
Dow Jones & Co. Inc.	14,307	854,128
EchoStar Communications Corp.(a)	50,461	2,362,079
Gannett Co. Inc.	56,778	2,481,199
Hearst-Argyle Television Inc.	5,940	154,202
Idearc Inc.	35,201	1,107,775
Liberty Global Inc. Class A(a)	92,595	3,798,247
Liberty Media Corp. - Liberty Capital Group Series A(a)	31,133	3,886,332
McClatchy Co. (The) Class A(b)	10,834	216,463
McGraw-Hill Companies Inc. (The)	82,820	4,216,366
Meredith Corp.	11,537	661,070
New York Times Co. (The) Class A(b)	34,293	677,630
News Corp. Class A	549,023	12,073,016
Scripps (E.W.) Co. Class A	21,592	906,864
Sirius Satellite Radio Inc.(a)(b)	350,512	1,223,287
Time Warner Cable Inc. Class A(a)	37,228	1,221,078
Time Warner Inc.	907,078	16,653,952
Tribune Co.	19,966	545,471
Viacom Inc. Class B(a)	146,741	5,718,497
Walt Disney Co. (The)	477,231	16,411,974
Washington Post Co. (The) Class B	1,421	1,140,779
Wiley (John) & Sons Inc. Class A	12,153	546,034
XM Satellite Radio Holdings Inc. Class A(a)	68,465	970,149

		113,669,526
METAL FABRICATE & HARDWARE – 0.18%
Commercial Metals Co.	28,593	904,968
Precision Castparts Corp.	33,150	4,905,537
Timken Co. (The)	22,741	844,828

		6,655,333
MINING – 0.73%
Alcoa Inc.	209,625	8,200,530
Freeport-McMoRan Copper & Gold Inc.	91,829	9,631,944
Newmont Mining Corp.	102,498	4,584,736
Southern Copper Corp.(b)	17,785	2,202,317
Titanium Metals Corp.(a)	16,344	548,505
Vulcan Materials Co.	22,849	2,036,988

		27,205,020
OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.	53,190	2,415,890
Xerox Corp.(a)	226,105	3,920,661

		6,336,551
OFFICE FURNISHINGS – 0.02%
HNI Corp.	11,498	413,928
Steelcase Inc. Class A	19,721	354,584

		768,512

OIL & GAS – 8.83%
Anadarko Petroleum Corp.	111,729	6,005,434
Apache Corp.	79,699	7,177,692
Cabot Oil & Gas Corp.	23,239	817,083
Cheniere Energy Inc.(a)(b)	10,428	408,465
Chesapeake Energy Corp.	111,150	3,919,149
Chevron Corp.	517,524	48,429,896
Cimarex Energy Co.	19,962	743,584
CNX Gas Corp.(a)	6,676	192,069
ConocoPhillips	393,564	34,543,112
Continental Resources Inc.(a)	7,094	128,685
Denbury Resources Inc.(a)	29,023	1,297,038
Devon Energy Corp.	107,234	8,921,869
Diamond Offshore Drilling Inc.	16,347	1,851,952
ENSCO International Inc.	35,754	2,005,799
EOG Resources Inc.	58,995	4,267,108
Exxon Mobil Corp.	1,356,395	125,547,921
Forest Oil Corp.(a)	18,912	813,972
Frontier Oil Corp.	26,406	1,099,546
GlobalSantaFe Corp.	55,012	4,182,012
Helmerich & Payne Inc.	24,752	812,608
Hess Corp.	66,902	4,450,990
Holly Corp.	10,834	648,198
Marathon Oil Corp.	165,149	9,416,796
Murphy Oil Corp.	45,440	3,175,802
Nabors Industries Ltd.(a)	67,464	2,075,867
Newfield Exploration Co.(a)	31,178	1,501,532
Noble Corp.	64,726	3,174,810
Noble Energy Inc.	41,336	2,895,173
Occidental Petroleum Corp.	200,852	12,870,596
Patterson-UTI Energy Inc.	37,582	848,226
Pioneer Natural Resources Co.	29,600	1,331,408
Plains Exploration & Production Co.(a)	17,187	760,009
Pogo Producing Co.	14,039	745,611
Pride International Inc.(a)	39,758	1,453,155
Quicksilver Resources Inc.(a)	12,000	564,600
Range Resources Corp.	35,473	1,442,332
Rowan Companies Inc.	26,511	969,772
Southwestern Energy Co.(a)	40,713	1,703,839
St. Mary Land & Exploration Co.	15,061	537,226
Sunoco Inc.	29,434	2,083,339
Tesoro Corp.	32,745	1,506,925
Transocean Inc.(a)	69,490	7,855,844
Unit Corp.(a)	11,112	537,821
Valero Energy Corp.	132,180	8,879,852
W&T Offshore Inc.	6,673	162,688
Western Refining Inc.	6,516	264,419
XTO Energy Inc.	88,800	5,491,392

		330,513,216
OIL & GAS SERVICES – 1.97%
Baker Hughes Inc.	77,101	6,967,617
BJ Services Co.	70,324	1,867,102
Cameron International Corp.(a)	26,688	2,463,036
Dresser-Rand Group Inc.(a)	20,583	879,100
FMC Technologies Inc.(a)	31,116	1,794,149
Global Industries Ltd.(a)	22,053	568,085

Grant Prideco Inc.(a)	30,559	1,666,077
Halliburton Co.	220,329	8,460,634
Helix Energy Solutions Group Inc.(a)	21,880	929,025
National Oilwell Varco Inc.(a)	42,756	6,178,242
Oceaneering International Inc.(a)	13,055	989,569
Schlumberger Ltd.	283,806	29,799,630
SEACOR Holdings Inc.(a)	5,781	549,773
Smith International Inc.	48,412	3,456,617
Superior Energy Services Inc.(a)	19,331	685,091
Tetra Technologies Inc.(a)	17,397	367,773
Tidewater Inc.	13,493	847,900
Weatherford International Ltd.(a)	81,299	5,461,667

		73,931,087
PACKAGING & CONTAINERS – 0.21%
Ball Corp.	24,471	1,315,316
Bemis Co. Inc.	25,082	730,137
Crown Holdings Inc.(a)	39,183	891,805
Owens-Illinois Inc.(a)	37,099	1,537,754
Packaging Corp. of America	22,190	645,063
Pactiv Corp.(a)	31,270	896,198
Sealed Air Corp.	38,732	989,990
Sonoco Products Co.	23,989	723,988

		7,730,251
PHARMACEUTICALS – 5.03%
Abbott Laboratories	370,945	19,890,071
Abraxis BioScience Inc.(a)	6,161	140,656
Allergan Inc.	73,535	4,740,801
AmerisourceBergen Corp.	43,478	1,970,858
Amylin Pharmaceuticals Inc.(a)(b)	31,538	1,576,900
Barr Pharmaceuticals Inc.(a)	26,305	1,497,018
Bristol-Myers Squibb Co.	473,983	13,660,190
Cardinal Health Inc.	87,715	5,484,819
Cephalon Inc.(a)	15,886	1,160,631
Endo Pharmaceuticals Holdings Inc.(a)	32,086	994,987
Express Scripts Inc.(a)	53,171	2,968,005
Forest Laboratories Inc.(a)	77,330	2,883,636
Gilead Sciences Inc.(a)	224,971	9,194,565
Herbalife Ltd.	12,126	551,248
Hospira Inc.(a)	37,561	1,556,903
ImClone Systems Inc.(a)	14,353	593,353
King Pharmaceuticals Inc.(a)	58,423	684,718
Lilly (Eli) and Co.	239,251	13,620,559
Medco Health Solutions Inc.(a)	67,432	6,095,178
Merck & Co. Inc.	521,894	26,976,701
Mylan Laboratories Inc.	59,609	951,360
NBTY Inc.(a)	13,269	538,721
Omnicare Inc.	29,126	964,944
Pfizer Inc.	1,689,971	41,285,992
Schering-Plough Corp.	359,039	11,356,404
Sepracor Inc.(a)	25,505	701,388
VCA Antech Inc.(a)	20,137	840,720
Warner Chilcott Ltd. Class A(a)	21,741	386,338
Watson Pharmaceuticals Inc.(a)	24,571	796,100
Wyeth	323,958	14,432,329

		188,496,093
PIPELINES – 0.46%
El Paso Corp.	169,307	2,873,140
Equitable Resources Inc.	29,143	1,511,647
National Fuel Gas Co.	20,006	936,481
ONEOK Inc.	25,141	1,191,683

Questar Corp.	41,340	2,171,590
Spectra Energy Corp.	152,498	3,733,151
Williams Companies Inc. (The)	144,274	4,913,972

		17,331,664
REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)	46,817	1,303,385
Forest City Enterprises Inc. Class A	17,281	953,220
Jones Lang LaSalle Inc.	8,828	907,165
St. Joe Co. (The)(b)	17,835	599,434

		3,763,204
REAL ESTATE INVESTMENT TRUSTS – 1.66%
AMB Property Corp.	23,867	1,427,485
Annaly Capital Management Inc.	76,517	1,218,916
Apartment Investment and Management Co. Class A	23,298	1,051,439
Archstone-Smith Trust	53,865	3,239,441
AvalonBay Communities Inc.	19,309	2,279,621
Boston Properties Inc.	24,809	2,577,655
Brandywine Realty Trust	20,863	528,043
BRE Properties Inc. Class A	12,137	678,822
Camden Property Trust	13,619	875,021
CapitalSource Inc.	30,119	609,609
CBL & Associates Properties Inc.	15,719	550,951
Colonial Properties Trust	11,130	381,759
Developers Diversified Realty Corp.	29,947	1,673,139
Douglas Emmett Inc.	24,796	613,205
Duke Realty Corp.	32,811	1,109,340
Equity Residential	70,290	2,977,484
Essex Property Trust Inc.	5,836	686,139
Federal Realty Investment Trust	13,511	1,197,075
General Growth Properties Inc.	52,367	2,807,919
HCP Inc.	49,398	1,638,532
Health Care REIT Inc.	19,289	853,345
Hospitality Properties Trust	22,505	914,828
Host Hotels & Resorts Inc.	125,632	2,819,182
HRPT Properties Trust	50,796	502,372
iStar Financial Inc.	30,724	1,044,309
Kilroy Realty Corp.	7,850	475,946
Kimco Realty Corp.	52,023	2,351,960
Liberty Property Trust	22,030	885,826
Macerich Co. (The)	17,182	1,504,800
Mack-Cali Realty Corp.	16,280	669,108
ProLogis	61,906	4,107,463
Public Storage	30,238	2,378,219
Regency Centers Corp.	16,640	1,277,120
Simon Property Group Inc.	53,152	5,315,200
SL Green Realty Corp.	14,251	1,664,089
Taubman Centers Inc.	12,842	703,100
Thornburg Mortgage Inc.(b)	28,964	372,187
UDR Inc.	32,569	792,078
Ventas Inc.	31,932	1,321,985
Vornado Realty Trust	32,205	3,521,617
Weingarten Realty Investors	18,427	763,983

		62,360,312
RETAIL – 4.97%
Abercrombie & Fitch Co. Class A	21,028	1,696,960
Advance Auto Parts Inc.	25,511	856,149
American Eagle Outfitters Inc.	44,512	1,171,111
AnnTaylor Stores Corp.(a)	15,803	500,481
AutoNation Inc.(a)	37,736	668,682

AutoZone Inc.(a)	11,106	1,289,851
Barnes & Noble Inc.	12,348	435,390
Bed Bath & Beyond Inc.(a)	67,203	2,292,966
Best Buy Co. Inc.	95,440	4,392,149
Big Lots Inc.(a)(b)	25,951	774,378
BJ’s Wholesale Club Inc.(a)	15,646	518,821
Brinker International Inc.	25,564	701,476
Burger King Holdings Inc.	15,235	388,340
CarMax Inc.(a)	51,816	1,053,419
Cheesecake Factory Inc. (The)(a)(b)	17,248	404,811
Chico’s FAS Inc.(a)	42,201	592,924
Circuit City Stores Inc.	40,905	323,559
Coldwater Creek Inc.(a)	14,784	160,554
Copart Inc.(a)	16,384	563,446
Costco Wholesale Corp.	107,465	6,595,127
CVS Caremark Corp.	355,585	14,091,834
Darden Restaurants Inc.	33,909	1,419,431
Dick’s Sporting Goods Inc.(a)	9,698	651,221
Dillard’s Inc. Class A	14,665	320,137
Dollar Tree Stores Inc.(a)	23,379	947,785
Family Dollar Stores Inc.	36,204	961,578
Foot Locker Inc.	37,213	570,475
GameStop Corp. Class A(a)	38,182	2,151,556
Gap Inc. (The)	145,129	2,676,179
Home Depot Inc.	406,702	13,193,413
Kohl’s Corp.(a)	77,445	4,439,922
Limited Brands Inc.	84,288	1,929,352
Lowe’s Companies Inc.	363,045	10,172,521
Macy’s Inc.	104,904	3,390,497
McDonald’s Corp.	287,523	15,661,378
MSC Industrial Direct Co. Inc. Class A	11,032	558,109
Nordstrom Inc.	62,291	2,920,825
Office Depot Inc.(a)	65,877	1,358,384
OfficeMax Inc.	18,062	618,985
O’Reilly Automotive Inc.(a)	27,348	913,697
Panera Bread Co. Class A(a)	6,823	278,378
Penney (J.C.) Co. Inc.	54,487	3,452,841
Penske Automotive Group Inc.	13,424	271,702
PetSmart Inc.	32,593	1,039,717
RadioShack Corp.	32,497	671,388
Rite Aid Corp.(a)(b)	165,014	762,365
Ross Stores Inc.	33,310	854,068
Saks Inc.	33,750	578,813
Sears Holdings Corp.(a)(b)	19,524	2,483,453
Staples Inc.	172,478	3,706,552
Starbucks Corp.(a)	178,425	4,674,735
Target Corp.	205,999	13,095,356
Tiffany & Co.	32,669	1,710,222
Tim Hortons Inc.	45,387	1,581,737
TJX Companies Inc. (The)	109,744	3,190,258
Tractor Supply Co.(a)	8,272	381,256
Urban Outfitters Inc.(a)	27,144	591,739
Walgreen Co.	240,416	11,357,252
Wal-Mart Stores Inc.	580,634	25,344,674
Wendy’s International Inc.	20,911	730,003
Williams-Sonoma Inc.	21,807	711,344
Yum! Brands Inc.	126,356	4,274,623

		186,070,349
SAVINGS & LOANS – 0.41%
Astoria Financial Corp.	20,809	552,063
Capitol Federal Financial	5,276	180,439
Hudson City Bancorp Inc.	130,526	2,007,490

New York Community Bancorp Inc.	75,124	1,431,112
People’s United Financial Inc.	52,010	898,733
Sovereign Bancorp Inc.	102,790	1,751,542
TFS Financial Corp.(a)	25,255	326,800
Washington Federal Inc.	20,929	549,596
Washington Mutual Inc.	212,716	7,511,002

		15,208,777
SEMICONDUCTORS – 2.74%
Advanced Micro Devices Inc.(a)(b)	132,499	1,748,987
Altera Corp.	86,102	2,073,336
Analog Devices Inc.	79,050	2,858,448
Applied Materials Inc.	333,466	6,902,746
Atmel Corp.(a)	117,194	604,721
Broadcom Corp. Class A(a)	112,959	4,116,226
Cree Inc.(a)(b)	20,186	627,785
Cypress Semiconductor Corp.(a)	36,239	1,058,541
Fairchild Semiconductor International Inc. Class A(a)	29,667	554,180
Integrated Device Technology Inc.(a)	47,436	734,309
Intel Corp.	1,399,043	36,179,252
International Rectifier Corp.(a)	17,375	573,201
Intersil Corp. Class A	32,401	1,083,165
KLA-Tencor Corp.	46,306	2,582,949
Lam Research Corp.(a)(b)	29,840	1,589,278
Linear Technology Corp.	53,582	1,874,834
LSI Corp.(a)	173,302	1,285,901
Marvell Technology Group Ltd.(a)	113,198	1,853,051
Maxim Integrated Products Inc.	77,615	2,278,000
MEMC Electronic Materials Inc.(a)	54,219	3,191,330
Microchip Technology Inc.	52,346	1,901,207
Micron Technology Inc.(a)(b)	181,324	2,012,696
National Semiconductor Corp.	65,221	1,768,794
Novellus Systems Inc.(a)	30,307	826,169
NVIDIA Corp.(a)	131,157	4,753,130
QLogic Corp.(a)	36,813	495,135
Rambus Inc.(a)	24,624	470,565
Silicon Laboratories Inc.(a)	13,145	548,935
Teradyne Inc.(a)	45,467	627,445
Texas Instruments Inc.	345,334	12,635,771
Varian Semiconductor Equipment Associates Inc.(a)	19,048	1,019,449
Xilinx Inc.	71,407	1,866,579

		102,696,115
SOFTWARE – 3.56%
Activision Inc.(a)	67,909	1,466,155
Acxiom Corp.	15,203	300,867
Adobe Systems Inc.(a)	141,538	6,179,549
Autodesk Inc.(a)	55,829	2,789,775
Automatic Data Processing Inc.	133,151	6,115,625
BEA Systems Inc.(a)	93,970	1,303,364
BMC Software Inc.(a)	48,069	1,501,195
Broadridge Financial Solutions Inc.	33,374	632,437
CA Inc.	99,632	2,562,535
Cerner Corp.(a)	15,748	941,888
Citrix Systems Inc.(a)	43,293	1,745,574
Compuware Corp.(a)	72,195	579,004
Dun & Bradstreet Corp. (The)	14,249	1,405,094
Electronic Arts Inc.(a)	75,100	4,204,849
Fair Isaac Corp.	13,743	496,260
Fidelity National Information Services Inc.	46,683	2,071,325
Fiserv Inc.(a)	40,331	2,051,235

Global Payments Inc.	19,333	854,905
IMS Health Inc.	47,040	1,441,306
Intuit Inc.(a)	80,792	2,447,998
MasterCard Inc. Class A	19,282	2,853,158
Microsoft Corp.	1,976,483	58,227,189
MoneyGram International Inc.	19,998	451,755
NAVTEQ Corp.(a)	23,421	1,826,135
Novell Inc.(a)	83,120	635,037
Oracle Corp.(a)	928,505	20,102,133
Paychex Inc.	81,812	3,354,292
Red Hat Inc.(a)	46,300	919,981
Salesforce.com Inc.(a)	22,753	1,167,684
SEI Investments Co.	31,207	851,327
Total System Services Inc.	8,947	248,548
VeriFone Holdings Inc.(a)	14,880	659,630
VMware Inc. Class A(a)	9,205	782,425

		133,170,234
TELECOMMUNICATIONS – 6.39%
ADC Telecommunications Inc.(a)	28,108	551,197
Alltel Corp.	82,777	5,767,901
Amdocs Ltd.(a)(b)	47,377	1,761,951
American Tower Corp. Class A(a)	100,743	4,386,350
AT&T Inc.	1,484,601	62,813,468
Avaya Inc.(a)	107,827	1,828,746
CenturyTel Inc.	26,253	1,213,414
Ciena Corp.(a)	20,471	779,536
Cisco Systems Inc.(a)	1,461,920	48,404,171
Citizens Communications Co.	82,089	1,175,514
Clearwire Corp. Class A(a)(b)	5,556	135,789
CommScope Inc.(a)	14,670	737,021
Corning Inc.	378,629	9,333,205
Crown Castle International Corp.(a)(b)	55,591	2,258,662
Embarq Corp.	36,622	2,036,183
Harris Corp.	32,203	1,861,011
JDS Uniphase Corp.(a)	49,363	738,470
Juniper Networks Inc.(a)	123,752	4,530,561
Leap Wireless International Inc.(a)	12,241	996,050
Level 3 Communications Inc.(a)(b)	366,748	1,705,378
MetroPCS Communications Inc.(a)	13,785	376,055
Motorola Inc.	557,129	10,323,600
NeuStar Inc. Class A(a)	18,177	623,289
NII Holdings Inc. Class B(a)	41,607	3,418,015
QUALCOMM Inc.	401,399	16,963,122
Qwest Communications International Inc.(a)(b)	388,393	3,557,680
SBA Communications Corp.(a)(b)	24,633	869,052
Sprint Nextel Corp.	677,394	12,870,486
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone and Data Systems Inc.	24,585	1,641,049
Tellabs Inc.(a)	104,936	998,991
United States Cellular Corp.(a)	4,043	397,023
Verizon Communications Inc.	699,141	30,957,963
Virgin Media Inc.	70,276	1,705,599
Windstream Corp.	114,414	1,615,526

		239,332,028
TEXTILES – 0.06%
Cintas Corp.	32,518	1,206,418
Mohawk Industries Inc.(a)	13,212	1,074,136

		2,280,554
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	38,195	1,064,877
Mattel Inc.	95,337	2,236,606

		3,301,483

TRANSPORTATION – 1.49%
Alexander & Baldwin Inc.	10,272	514,935
Burlington Northern Santa Fe Corp.	85,928	6,974,776
C.H. Robinson Worldwide Inc.	41,025	2,227,247
Con-way Inc.	10,939	503,194
CSX Corp.	105,261	4,497,803
Expeditors International Washington Inc.	51,654	2,443,234
FedEx Corp.	74,172	7,769,517
Frontline Ltd.	11,628	561,400
Hunt (J.B.) Transport Services Inc.	23,358	614,315
Kansas City Southern Industries Inc.(a)	18,398	591,864
Kirby Corp.(a)	12,772	563,756
Laidlaw International Inc.	19,026	670,096
Landstar System Inc.	13,328	559,376
Norfolk Southern Corp.	94,694	4,915,566
Overseas Shipholding Group Inc.(b)	7,971	612,412
Ryder System Inc.	14,651	717,899
Teekay Corp.	9,682	569,398
Union Pacific Corp.	64,989	7,347,656
United Parcel Service Inc. Class B	161,712	12,144,571
UTi Worldwide Inc.	23,711	544,879
YRC Worldwide Inc.(a)(b)	13,776	376,360

		55,720,254
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	5,949	198,816
GATX Corp.	12,262	524,201

		723,017
WATER – 0.02%
Aqua America Inc.(b)	31,779	720,748

		720,748

TOTAL COMMON STOCKS
(Cost: $3,433,392,289)		3,738,112,386
SHORT-TERM INVESTMENTS – 1.39%

MONEY MARKET FUNDS – 1.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	22,276,911	22,276,911
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	29,614,224	29,614,224

		51,891,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,891,135)		51,891,135

TOTAL INVESTMENTS IN SECURITIES – 101.23%
(Cost: $3,485,283,424)		3,790,003,521
Other Assets, Less Liabilities – (1.23)%		(46,121,849)

NET ASSETS – 100.00%		$3,743,881,672

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.32%
Clear Channel Outdoor Holdings Inc. Class A(a)	67,852	$1,730,226
Getty Images Inc.(a)	41,451	1,153,996
Harte-Hanks Inc.	60,021	1,181,213
Interpublic Group of Companies Inc. (The)(a)	477,644	4,957,945
Lamar Advertising Co.	136,794	6,698,802
Omnicom Group Inc.	547,024	26,306,384

		42,028,566
AEROSPACE & DEFENSE – 2.83%
Alliant Techsystems Inc.(a)	47,074	5,145,188
BE Aerospace Inc.(a)	152,191	6,320,492
Boeing Co. (The)	1,301,859	136,682,176
DRS Technologies Inc.	3,790	208,905
General Dynamics Corp.	92,950	7,851,486
Goodrich Corp.	206,636	14,098,774
L-3 Communications Holdings Inc.	69,371	7,085,554
Lockheed Martin Corp.	582,022	63,143,567
Northrop Grumman Corp.	36,454	2,843,412
Raytheon Co.	378,391	24,148,914
Rockwell Collins Inc.	276,492	20,194,976
Spirit AeroSystems Holdings Inc. Class A(a)	95,194	3,706,854
United Technologies Corp.	1,002,890	80,712,587

		372,142,885
AGRICULTURE – 1.76%
Altria Group Inc.	1,985,601	138,058,838
Carolina Group	106,380	8,747,627
Monsanto Co.	899,814	77,150,052
UST Inc.	146,053	7,244,229

		231,200,746
AIRLINES – 0.28%
AMR Corp.(a)(b)	397,114	8,851,671
Continental Airlines Inc. Class B(a)(b)	160,502	5,301,381
Copa Holdings SA Class A	28,794	1,153,200
Delta Air Lines Inc.(a)	396,966	7,125,540
Northwest Airlines Corp.(a)	287,590	5,119,102
Southwest Airlines Co.	271,299	4,015,225
UAL Corp.(a)(b)	113,402	5,276,595

		36,842,714
APPAREL – 0.72%
Coach Inc.(a)	613,701	29,009,646
Crocs Inc.(a)	132,224	8,892,064
Guess? Inc.	89,807	4,403,237
Hanesbrands Inc.(a)	158,961	4,460,446
Liz Claiborne Inc.	11,885	408,012
Nike Inc. Class B	589,222	34,563,763

Phillips-Van Heusen Corp.	92,749	4,867,468
Polo Ralph Lauren Corp.	101,117	7,861,847

		94,466,483
AUTO MANUFACTURERS – 0.32%
Oshkosh Truck Corp.	122,848	7,612,891
PACCAR Inc.	410,680	35,010,470

		42,623,361
AUTO PARTS & EQUIPMENT – 0.40%
Autoliv Inc.	77,677	4,641,201
BorgWarner Inc.	20,179	1,846,984
Goodyear Tire & Rubber Co. (The)(a)	346,205	10,528,094
Johnson Controls Inc.	258,729	30,558,482
WABCO Holdings Inc.	99,263	4,640,545

		52,215,306
BANKS – 0.73%
Bank of Hawaii Corp.	28,429	1,502,473
Bank of New York Mellon Corp. (The)	649,471	28,667,650
Commerce Bancorp Inc.	90,760	3,519,673
Discover Financial Services LLC(a)	46,944	976,435
Northern Trust Corp.	307,624	20,386,242
State Street Corp.	531,249	36,209,932
Synovus Financial Corp.	172,259	4,831,865

		96,094,270
BEVERAGES – 3.02%
Anheuser-Busch Companies Inc.	791,312	39,557,687
Brown-Forman Corp. Class B	90,583	6,785,573
Coca-Cola Co. (The)	2,520,555	144,856,296
Hansen Natural Corp.(a)	112,759	6,391,180
Pepsi Bottling Group Inc.	58,352	2,168,944
PepsiCo Inc.	2,693,254	197,307,788

		397,067,468
BIOTECHNOLOGY – 1.81%
Amgen Inc.(a)	1,284,622	72,671,067
Biogen Idec Inc.(a)	90,804	6,023,029
Celgene Corp.(a)	628,013	44,783,607
Charles River Laboratories International Inc.(a)	38,281	2,149,478
Genentech Inc.(a)	769,561	60,041,149
Genzyme Corp.(a)	436,611	27,052,418
Invitrogen Corp.(a)	29,044	2,373,766
Millennium Pharmaceuticals Inc.(a)	293,876	2,982,841
Millipore Corp.(a)	89,094	6,753,325
PDL BioPharma Inc.(a)	192,525	4,160,465
Vertex Pharmaceuticals Inc.(a)(b)	216,084	8,299,786

		237,290,931
BUILDING MATERIALS – 0.22%
American Standard Companies Inc.	298,482	10,631,929
Eagle Materials Inc.	80,258	2,868,421
Florida Rock Industries Inc.	68,557	4,284,127
Lennox International Inc.	12,971	438,420
Martin Marietta Materials Inc.	70,571	9,424,757
Masco Corp.	38,531	892,763

		28,540,417
CHEMICALS – 1.13%
Air Products and Chemicals Inc.	168,683	16,490,450
Airgas Inc.	121,816	6,289,360
Albemarle Corp.	131,846	5,827,593

Cabot Corp.	80,611	2,864,109
Celanese Corp. Class A	136,280	5,312,194
Chemtura Corp.	25,067	222,846
Du Pont (E.I.) de Nemours and Co.	242,874	12,036,835
Ecolab Inc.	288,959	13,638,865
International Flavors & Fragrances Inc.	109,983	5,813,701
Lubrizol Corp.	30,167	1,962,665
Mosaic Co. (The)(a)	110,029	5,888,752
Praxair Inc.	526,831	44,127,365
Rohm & Haas Co.	135,972	7,569,561
RPM International Inc.	171,704	4,112,311
Sherwin-Williams Co. (The)	183,567	12,062,188
Sigma-Aldrich Corp.	65,432	3,189,156
Valspar Corp. (The)	20,141	548,037

		147,955,988
COAL – 0.37%
Arch Coal Inc.	235,764	7,954,677
CONSOL Energy Inc.	300,629	14,009,311
Foundation Coal Holdings Inc.	75,566	2,962,187
Massey Energy Co.	134,749	2,940,223
Peabody Energy Corp.	438,142	20,973,858

		48,840,256
COMMERCIAL SERVICES – 1.86%
Accenture Ltd.	981,363	39,499,861
Alliance Data Systems Corp.(a)	129,966	10,064,567
Apollo Group Inc. Class A(a)	238,930	14,371,640
Avis Budget Group Inc.(a)	60,675	1,388,851
Block (H & R) Inc.	534,069	11,311,581
Career Education Corp.(a)(b)	157,134	4,398,181
ChoicePoint Inc.(a)	125,240	4,749,101
Corporate Executive Board Co. (The)	62,313	4,626,117
Corrections Corp. of America(a)	203,345	5,321,539
Equifax Inc.	240,028	9,149,867
Genpact Ltd.(a)	48,761	826,499
Hertz Global Holdings Inc.(a)	345,686	7,853,986
Hewitt Associates Inc. Class A(a)	98,426	3,449,831
Iron Mountain Inc.(a)	292,610	8,918,753
ITT Educational Services Inc.(a)	67,336	8,194,118
Manpower Inc.	139,819	8,997,353
McKesson Corp.	453,135	26,639,807
Monster Worldwide Inc.(a)	208,150	7,089,589
Moody’s Corp.	374,452	18,872,381
Pharmaceutical Product Development Inc.	170,759	6,051,699
Quanta Services Inc.(a)(b)	271,597	7,183,741
Robert Half International Inc.	243,099	7,258,936
Weight Watchers International Inc.	58,428	3,363,116
Western Union Co.	1,204,884	25,266,417

		244,847,531
COMPUTERS – 7.28%
Affiliated Computer Services Inc. Class A(a)	64,037	3,217,219
Apple Inc.(a)	1,430,106	219,578,475
Brocade Communications Systems Inc.(a)	661,536	5,662,748
Cadence Design Systems Inc.(a)	127,609	2,831,644
Ceridian Corp.(a)	214,126	7,438,737
Cognizant Technology Solutions Corp.(a)	237,505	18,945,774
Dell Inc.(a)	3,755,730	103,658,148
Diebold Inc.	108,946	4,948,327
DST Systems Inc.(a)(b)	89,155	7,650,391
Electronic Data Systems Corp.	487,921	10,656,195
EMC Corp.(a)	3,469,306	72,161,565

FactSet Research Systems Inc.	70,861	4,857,522
Hewlett-Packard Co.	4,425,264	220,333,895
International Business Machines Corp.	1,797,828	211,784,138
Lexmark International Inc. Class A(a)	85,197	3,538,231
NCR Corp.(a)	37,040	1,844,592
Network Appliance Inc.(a)	612,807	16,490,636
Riverbed Technology Inc.(a)	32,496	1,312,513
SanDisk Corp.(a)	224,056	12,345,486
Seagate Technology	340,606	8,712,701
Sun Microsystems Inc.(a)	1,504,457	8,440,004
Synopsys Inc.(a)	238,775	6,466,027
Western Digital Corp.(a)	110,019	2,785,681

		955,660,649
COSMETICS & PERSONAL CARE – 1.79%
Alberto-Culver Co.	24,934	618,114
Avon Products Inc.	668,476	25,087,904
Bare Escentuals Inc.(a)(b)	64,880	1,613,566
Colgate-Palmolive Co.	779,662	55,605,494
Estee Lauder Companies Inc. (The) Class A	180,442	7,661,567
Procter & Gamble Co. (The)	2,061,705	145,020,330

		235,606,975
DISTRIBUTION & WHOLESALE – 0.24%
CDW Corp.(a)	96,951	8,454,127
Fastenal Co.	208,967	9,489,191
Grainger (W.W.) Inc.	98,152	8,950,481
Pool Corp.(b)	81,676	2,040,266
WESCO International Inc.(a)	75,750	3,252,705

		32,186,770
DIVERSIFIED FINANCIAL SERVICES – 4.33%
Affiliated Managers Group Inc.(a)(b)	49,506	6,312,510
American Express Co.	1,712,135	101,649,455
AmeriCredit Corp.(a)	16,282	286,238
BlackRock Inc.	60,183	10,436,334
CME Group Inc.	90,423	53,109,949
E*TRADE Financial Corp.(a)	264,913	3,459,764
Eaton Vance Corp.	182,608	7,297,016
Edwards (A.G.) Inc.	108,943	9,123,976
Federal Home Loan Mortgage Corp.	428,744	25,300,183
Federated Investors Inc. Class B	144,084	5,720,135
First Marblehead Corp. (The)(b)	101,504	3,850,047
Franklin Resources Inc.	274,035	34,939,463
Goldman Sachs Group Inc. (The)	295,763	64,103,673
IntercontinentalExchange Inc.(a)(b)	116,304	17,666,578
Investment Technology Group Inc.(a)	73,327	3,151,594
Janus Capital Group Inc.	225,623	6,380,618
Lazard Ltd. Class A	85,419	3,621,766
Legg Mason Inc.	89,790	7,568,399
Merrill Lynch & Co. Inc.	363,623	25,919,047
MF Global Ltd.(a)	85,987	2,493,623
Morgan Stanley	99,353	6,259,239
Nasdaq Stock Market Inc. (The)(a)	149,018	5,614,998
Nuveen Investments Inc. Class A	131,146	8,123,183
NYMEX Holdings Inc.	152,121	19,803,112
NYSE Euronext Inc.	436,303	34,542,109
Rowe (T.) Price Group Inc.	438,828	24,438,331
Schwab (Charles) Corp. (The)	1,674,873	36,177,257
SLM Corp.	680,242	33,787,620
TD Ameritrade Holding Corp.(a)	410,738	7,483,646

		568,619,863

ELECTRIC – 1.47%
AES Corp. (The)(a)	1,103,556	22,115,262
Allegheny Energy Inc.(a)	273,633	14,300,061
CenterPoint Energy Inc.	529,778	8,492,341
Constellation Energy Group Inc.	231,308	19,843,913
DPL Inc.	101,144	2,656,041
Dynegy Inc. Class A(a)	89,307	825,197
Exelon Corp.	502,651	37,879,779
Mirant Corp.(a)	289,897	11,793,010
NRG Energy Inc.(a)(b)	322,327	13,631,209
PPL Corp.	475,881	22,033,290
Sierra Pacific Resources Corp.	56,761	892,851
TXU Corp.	556,393	38,096,229

		192,559,183
ELECTRICAL COMPONENTS & EQUIPMENT – 0.64%
AMETEK Inc.	176,379	7,623,100
Emerson Electric Co.	1,092,545	58,145,245
Energizer Holdings Inc.(a)	67,099	7,437,924
General Cable Corp.(a)	86,428	5,801,047
Hubbell Inc. Class B	33,049	1,887,759
Molex Inc.	129,456	3,486,250

		84,381,325
ELECTRONICS – 1.09%
Agilent Technologies Inc.(a)	666,842	24,593,133
Amphenol Corp. Class A	295,795	11,760,809
Applied Biosystems Group	54,305	1,881,125
Arrow Electronics Inc.(a)	112,671	4,790,771
Avnet Inc.(a)	144,840	5,773,322
AVX Corp.	16,224	261,206
Dolby Laboratories Inc. Class A(a)	65,369	2,276,149
Garmin Ltd.	190,998	22,805,161
Gentex Corp.	235,523	5,049,613
Jabil Circuit Inc.	190,895	4,360,042
Mettler-Toledo International Inc.(a)	62,377	6,362,454
National Instruments Corp.	94,994	3,261,144
PerkinElmer Inc.	49,691	1,451,474
Sanmina-SCI Corp.(a)	192,837	408,814
Solectron Corp.(a)	455,821	1,777,702
Tektronix Inc.	26,525	735,804
Thermo Fisher Scientific Inc.(a)	346,687	20,010,774
Thomas & Betts Corp.(a)	96,398	5,652,779
Trimble Navigation Ltd.(a)	197,542	7,745,622
Vishay Intertechnology Inc.(a)	53,552	697,783
Waters Corp.(a)	166,569	11,146,797

		142,802,478
ENERGY - ALTERNATE SOURCES – 0.12%
Covanta Holding Corp.(a)	198,733	4,870,946
First Solar Inc.(a)	58,984	6,944,776
SunPower Corp. Class A(a)(b)	41,202	3,412,350

		15,228,072
ENGINEERING & CONSTRUCTION – 0.60%
Fluor Corp.	145,766	20,987,389
Foster Wheeler Ltd.(a)	116,438	15,285,981
Jacobs Engineering Group Inc.(a)	196,950	14,885,481
McDermott International Inc.(a)	367,954	19,898,952
Shaw Group Inc. (The)(a)(b)	122,082	7,092,964
URS Corp.(a)	21,726	1,226,433

		79,377,200

ENTERTAINMENT – 0.31%
DreamWorks Animation SKG Inc. Class A(a)	86,528	2,891,766
International Game Technology Inc.	549,594	23,687,501
Penn National Gaming Inc.(a)(b)	121,157	7,150,686
Regal Entertainment Group Class A	105,584	2,317,569
Scientific Games Corp. Class A(a)(b)	107,185	4,030,156
Warner Music Group Corp.	32,820	331,482

		40,409,160
ENVIRONMENTAL CONTROL – 0.32%
Allied Waste Industries Inc.(a)	71,569	912,505
Nalco Holding Co.	238,371	7,067,700
Republic Services Inc.	245,735	8,037,992
Stericycle Inc.(a)	145,129	8,295,574
Waste Management Inc.	479,944	18,113,087

		42,426,858
FOOD – 1.19%
Campbell Soup Co.	217,640	8,052,680
Dean Foods Co.	15,143	387,358
General Mills Inc.	45,755	2,654,248
Heinz (H.J.) Co.	295,576	13,655,611
Hershey Co. (The)	196,470	9,118,173
Kellogg Co.	262,562	14,703,472
Kroger Co. (The)	746,822	21,299,363
McCormick & Co. Inc. NVS	143,286	5,153,997
Sara Lee Corp.	634,090	10,582,962
Sysco Corp.	1,021,642	36,360,239
Whole Foods Market Inc.(b)	233,617	11,437,888
Wrigley (William Jr.) Co.	348,655	22,394,111

		155,800,102
FOREST PRODUCTS & PAPER – 0.03%
Domtar Corp.(a)	358,196	2,937,207
Plum Creek Timber Co. Inc.	23,802	1,065,378
Rayonier Inc.	7,901	379,564

		4,382,149
HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp. (The)	56,164	4,678,461
Kennametal Inc.	37,213	3,125,148
Lincoln Electric Holdings Inc.	48,640	3,774,950
Stanley Works (The)	44,935	2,522,202

		14,100,761
HEALTH CARE - PRODUCTS – 4.14%
Advanced Medical Optics Inc.(a)(b)	99,120	3,032,081
Bard (C.R.) Inc.	170,943	15,075,463
Bausch & Lomb Inc.	19,746	1,263,744
Baxter International Inc.	1,077,082	60,618,175
Beckman Coulter Inc.	82,940	6,117,654
Becton, Dickinson and Co.	405,058	33,235,009
Cooper Companies Inc. (The)	29,443	1,543,402
Cytyc Corp.(a)	190,331	9,069,272
Dade Behring Holdings Inc.	123,876	9,457,933
DENTSPLY International Inc.	250,907	10,447,767
Edwards Lifesciences Corp.(a)	94,975	4,683,217
Gen-Probe Inc.(a)	86,709	5,773,085
Henry Schein Inc.(a)	146,523	8,914,459
Hillenbrand Industries Inc.	17,700	973,854
IDEXX Laboratories Inc.(a)	51,158	5,606,405
Intuitive Surgical Inc.(a)	61,952	14,248,960

Johnson & Johnson	1,795,891	117,990,039
Kinetic Concepts Inc.(a)	72,148	4,060,489
Medtronic Inc.	1,899,710	107,162,641
Patterson Companies Inc.(a)	230,074	8,883,157
ResMed Inc.(a)	128,376	5,503,479
Respironics Inc.(a)	121,797	5,849,910
St. Jude Medical Inc.(a)	558,927	24,631,913
Stryker Corp.	501,870	34,508,581
TECHNE Corp.(a)	65,033	4,102,282
Varian Medical Systems Inc.(a)	210,337	8,811,017
Zimmer Holdings Inc.(a)	391,510	31,708,395

		543,272,383
HEALTH CARE - SERVICES – 2.33%
Aetna Inc.	685,225	37,187,161
Brookdale Senior Living Inc.	15,415	613,671
Community Health Systems Inc.(a)	14,738	463,363
Covance Inc.(a)	104,956	8,176,072
Coventry Health Care Inc.(a)	241,450	15,020,605
DaVita Inc.(a)	174,060	10,997,111
Health Net Inc.(a)	185,308	10,015,897
Humana Inc.(a)	275,629	19,260,955
Laboratory Corp. of America Holdings(a)(b)	194,299	15,200,011
Lincare Holdings Inc.(a)	138,919	5,091,381
Manor Care Inc.	120,752	7,776,429
Pediatrix Medical Group Inc.(a)	80,332	5,255,319
Quest Diagnostics Inc.	239,329	13,826,036
Sierra Health Services Inc.(a)	91,351	3,854,099
Tenet Healthcare Corp.(a)	606,138	2,036,624
UnitedHealth Group Inc.	2,215,545	107,298,844
Universal Health Services Inc. Class B	20,730	1,128,127
WellCare Health Plans Inc.(a)	68,198	7,190,115
WellPoint Inc.(a)	457,547	36,109,609

		306,501,429
HOME BUILDERS – 0.04%
Centex Corp.	11,989	318,548
NVR Inc.(a)	3,306	1,554,647
Pulte Homes Inc.	124,955	1,700,638
Thor Industries Inc.	52,246	2,350,548

		5,924,381
HOME FURNISHINGS – 0.13%
Harman International Industries Inc.	107,586	9,308,341
Whirlpool Corp.	93,466	8,327,821

		17,636,162
HOUSEHOLD PRODUCTS & WARES – 0.39%
Avery Dennison Corp.	150,134	8,560,641
Church & Dwight Co. Inc.	102,352	4,814,638
Clorox Co. (The)	210,534	12,840,469
Jarden Corp.(a)(b)	58,203	1,800,801
Kimberly-Clark Corp.	313,037	21,993,980
Scotts Miracle-Gro Co. (The) Class A	14,486	619,277

		50,629,806
HOUSEWARES – 0.08%
Newell Rubbermaid Inc.	237,849	6,854,808
Toro Co. (The)	66,550	3,915,137

		10,769,945
INSURANCE – 0.97%
ACE Ltd.	29,698	1,798,808

Aflac Inc.	740,719	42,250,612
American International Group Inc.	259,181	17,533,595
Berkley (W.R.) Corp.	76,389	2,263,406
Brown & Brown Inc.	184,559	4,853,902
CIGNA Corp.	475,898	25,360,604
CNA Financial Corp.	5,805	228,253
Erie Indemnity Co. Class A	15,937	974,229
Gallagher (Arthur J.) & Co.	33,226	962,557
Hanover Insurance Group Inc. (The)	4,300	190,017
HCC Insurance Holdings Inc.	80,678	2,310,618
PartnerRe Ltd.	20,819	1,644,493
Philadelphia Consolidated Holding Corp.(a)	72,254	2,986,980
Principal Financial Group Inc.	24,801	1,564,695
Prudential Financial Inc.	184,550	18,008,389
Transatlantic Holdings Inc.	15,940	1,121,060
XL Capital Ltd. Class A	36,498	2,890,642

		126,942,860
INTERNET – 3.46%
Akamai Technologies Inc.(a)(b)	272,391	7,825,793
Amazon.com Inc.(a)	503,233	46,876,154
CheckFree Corp.(a)(b)	103,074	4,797,064
eBay Inc.(a)	1,889,531	73,729,500
F5 Networks Inc.(a)	138,098	5,135,865
Google Inc. Class A(a)	379,132	215,070,210
HLTH Corp.(a)(b)	299,528	4,244,312
IAC/InterActiveCorp(a)	19,617	582,036
Liberty Media Corp. - Liberty Interactive Group Series A(a)	644,910	12,388,721
McAfee Inc.(a)	263,570	9,190,686
NutriSystem Inc.(a)(b)	56,642	2,655,943
Symantec Corp.(a)	214,283	4,152,805
VeriSign Inc.(a)	401,380	13,542,561
WebMD Health Corp. Class A(a)(b)	12,521	652,344
Yahoo! Inc.(a)	1,999,455	53,665,372

		454,509,366
IRON & STEEL – 0.35%
AK Steel Holding Corp.(a)	184,101	8,091,239
Allegheny Technologies Inc.	168,759	18,555,052
Carpenter Technology Corp.	24,208	3,147,282
Cleveland-Cliffs Inc.	67,868	5,970,348
Nucor Corp.	112,235	6,674,615
Reliance Steel & Aluminum Co.	11,195	632,965
Steel Dynamics Inc.	52,278	2,441,383

		45,512,884
LEISURE TIME – 0.26%
Carnival Corp.	299,850	14,521,736
Harley-Davidson Inc.	425,868	19,679,360

		34,201,096
LODGING – 1.22%
Boyd Gaming Corp.	93,177	3,992,634
Choice Hotels International Inc.	61,670	2,323,109
Harrah’s Entertainment Inc.	176,909	15,378,699
Hilton Hotels Corp.	644,456	29,960,759
Las Vegas Sands Corp.(a)(b)	172,371	22,997,739
Marriott International Inc. Class A	543,769	23,637,638
MGM MIRAGE(a)	195,430	17,479,259
Orient-Express Hotels Ltd.	66,847	3,427,246
Starwood Hotels & Resorts Worldwide Inc.	355,581	21,601,546
Station Casinos Inc.	42,579	3,724,811

Wyndham Worldwide Corp.	23,421	767,272
Wynn Resorts Ltd.	90,546	14,266,428

		159,557,140
MACHINERY – 1.41%
AGCO Corp.(a)(b)	98,817	5,016,939
Caterpillar Inc.	1,058,755	83,038,155
Cummins Inc.	172,313	22,037,110
Deere & Co.	21,131	3,136,263
Flowserve Corp.	84,738	6,455,341
Graco Inc.	110,133	4,307,302
IDEX Corp.	133,634	4,862,941
Joy Global Inc.	179,506	9,129,675
Manitowoc Co. Inc. (The)	205,988	9,121,149
Rockwell Automation Inc.	260,857	18,132,170
Terex Corp.(a)	170,371	15,166,426
Zebra Technologies Corp. Class A(a)	114,401	4,174,492

		184,577,963
MANUFACTURING – 3.06%
Brink’s Co. (The)	72,148	4,031,630
Carlisle Companies Inc.	28,736	1,396,570
Cooper Industries Ltd.	97,470	4,979,742
Danaher Corp.	406,406	33,613,840
Donaldson Co. Inc.	131,235	5,480,374
Dover Corp.	108,933	5,550,136
Eaton Corp.	28,660	2,838,486
General Electric Co.	1,888,001	78,163,241
Harsco Corp.	139,097	8,244,279
Honeywell International Inc.	1,103,410	65,619,793
Illinois Tool Works Inc.	611,769	36,485,903
Ingersoll-Rand Co. Ltd. Class A	31,625	1,722,614
ITT Industries Inc.	37,494	2,546,967
Pall Corp.	185,757	7,225,947
Roper Industries Inc.	145,702	9,543,481
Textron Inc.	412,104	25,636,990
3M Co.	1,114,521	104,296,875
Trinity Industries Inc.	115,821	4,347,920

		401,724,788
MEDIA – 2.90%
Cablevision Systems Corp.(a)	120,130	4,197,342
Central European Media Enterprises Ltd.(a)	51,257	4,700,779
Clear Channel Communications Inc.	168,838	6,321,295
Comcast Corp. Class A(a)	2,993,045	72,371,828
CTC Media Inc.(a)	86,289	1,894,906
DIRECTV Group Inc. (The)(a)	1,246,487	30,264,704
Discovery Holding Co. Class A(a)	255,331	7,366,299
Dow Jones & Co. Inc.	98,403	5,874,659
EchoStar Communications Corp.(a)	343,870	16,096,555
Liberty Global Inc. Class A(a)	322,830	13,242,487
McGraw-Hill Companies Inc. (The)	567,505	28,891,680
Meredith Corp.	79,776	4,571,165
New York Times Co. (The) Class A(b)	60,410	1,193,702
News Corp. Class A	2,490,217	54,759,872
Sirius Satellite Radio Inc.(a)(b)	2,417,414	8,436,775
Time Warner Cable Inc. Class A(a)	141,364	4,636,739
Time Warner Inc.	895,681	16,444,703
Viacom Inc. Class B(a)	1,007,123	39,247,583
Walt Disney Co. (The)	1,438,152	49,458,047
Wiley (John) & Sons Inc. Class A	84,312	3,788,138
XM Satellite Radio Holdings Inc. Class A(a)	471,037	6,674,594

		380,433,852

METAL FABRICATE & HARDWARE – 0.26%
Precision Castparts Corp.	227,469	33,660,863

		33,660,863
MINING – 0.76%
Freeport-McMoRan Copper & Gold Inc.	519,222	54,461,196
Newmont Mining Corp.	293,181	13,113,986
Southern Copper Corp.(b)	121,223	15,011,044
Titanium Metals Corp.(a)(b)	112,504	3,775,634
Vulcan Materials Co.	157,449	14,036,578

		100,398,438
OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	296,818	13,481,474

		13,481,474
OFFICE FURNISHINGS – 0.04%
HNI Corp.	80,343	2,892,348
Steelcase Inc. Class A	108,189	1,945,238

		4,837,586
OIL & GAS – 3.94%
Cabot Oil & Gas Corp.	160,400	5,639,664
Cheniere Energy Inc.(a)(b)	71,357	2,795,054
Chesapeake Energy Corp.	443,586	15,640,842
CNX Gas Corp.(a)(b)	46,021	1,324,024
Continental Resources Inc.(a)	25,351	459,867
Denbury Resources Inc.(a)	200,279	8,950,469
Diamond Offshore Drilling Inc.	112,577	12,753,848
ENSCO International Inc.	228,313	12,808,359
Exxon Mobil Corp.	1,900,042	175,867,888
Frontier Oil Corp.	91,364	3,804,397
GlobalSantaFe Corp.	376,949	28,655,663
Holly Corp.	75,364	4,509,028
Nabors Industries Ltd.(a)	410,155	12,620,469
Noble Corp.	443,187	21,738,322
Noble Energy Inc.	40,717	2,851,819
Pride International Inc.(a)	203,228	7,427,983
Quicksilver Resources Inc.(a)(b)	82,591	3,885,907
Range Resources Corp.	244,300	9,933,238
Rowan Companies Inc.	130,589	4,776,946
Southwestern Energy Co.(a)	280,466	11,737,502
Sunoco Inc.	200,572	14,196,486
Tesoro Corp.	225,545	10,379,581
Transocean Inc.(a)	476,385	53,855,324
Unit Corp.(a)	60,103	2,908,985
Valero Energy Corp.	716,087	48,106,725
W&T Offshore Inc.	28,966	706,191
Western Refining Inc.	24,104	978,140
XTO Energy Inc.	609,016	37,661,549

		516,974,270
OIL & GAS SERVICES – 3.81%
Baker Hughes Inc.	529,558	47,856,156
BJ Services Co.	484,696	12,868,679
Cameron International Corp.(a)	182,038	16,800,287
Dresser-Rand Group Inc.(a)	141,538	6,045,088
FMC Technologies Inc.(a)	214,663	12,377,469
Global Industries Ltd.(a)	152,375	3,925,180

Grant Prideco Inc.(a)	210,550	11,479,186
Halliburton Co.	1,511,118	58,026,931
Helix Energy Solutions Group Inc.(a)	120,204	5,103,862

National Oilwell Varco Inc.(a)	293,631	42,429,679
Oceaneering International Inc.(a)	89,960	6,818,968
Schlumberger Ltd.	1,948,606	204,603,630
Smith International Inc.	331,222	23,649,251
Superior Energy Services Inc.(a)	133,037	4,714,831
Tetra Technologies Inc.(a)	120,120	2,539,337
Tidewater Inc.	60,850	3,823,814
Weatherford International Ltd.(a)	557,662	37,463,733

		500,526,081
PACKAGING & CONTAINERS – 0.28%
Ball Corp.	168,923	9,079,611
Crown Holdings Inc.(a)	270,518	6,156,990
Owens-Illinois Inc.(a)	239,422	9,924,042
Packaging Corp. of America	153,116	4,451,082
Pactiv Corp.(a)	215,689	6,181,647
Sealed Air Corp.	36,937	944,110

		36,737,482
PHARMACEUTICALS – 6.58%
Abbott Laboratories	2,546,792	136,558,987
Abraxis BioScience Inc.(a)	42,237	964,271
Allergan Inc.	504,405	32,518,990
AmerisourceBergen Corp.	137,026	6,211,389
Amylin Pharmaceuticals Inc.(a)(b)	217,218	10,860,900
Barr Pharmaceuticals Inc.(a)	181,556	10,332,352
Bristol-Myers Squibb Co.	3,253,807	93,774,718
Cardinal Health Inc.	602,644	37,683,329
Cephalon Inc.(a)(b)	109,734	8,017,166
Endo Pharmaceuticals Holdings Inc.(a)	221,368	6,864,622
Express Scripts Inc.(a)	363,642	20,298,496
Forest Laboratories Inc.(a)	529,166	19,732,600
Gilead Sciences Inc.(a)	1,543,861	63,097,599
Herbalife Ltd.	84,235	3,829,323
Hospira Inc.(a)	258,490	10,714,411
ImClone Systems Inc.(a)	98,954	4,090,758
Lilly (Eli) and Co.	803,060	45,718,206
Medco Health Solutions Inc.(a)	463,083	41,858,072
Merck & Co. Inc.	2,959,796	152,991,855
Mylan Laboratories Inc.	409,955	6,542,882
NBTY Inc.(a)	91,077	3,697,726
Omnicare Inc.	24,417	808,935
Schering-Plough Corp.	2,462,384	77,885,206
Sepracor Inc.(a)	175,628	4,829,770
VCA Antech Inc.(a)	139,057	5,805,630
Warner Chilcott Ltd. Class A(a)	150,326	2,671,293
Watson Pharmaceuticals Inc.(a)	98,641	3,195,968
Wyeth	1,169,716	52,110,848

		863,666,302
PIPELINES – 0.31%
Equitable Resources Inc.	152,556	7,913,080
Questar Corp.	97,533	5,123,408
Williams Companies Inc. (The)	828,834	28,230,086

		41,266,574
REAL ESTATE – 0.20%
CB Richard Ellis Group Inc. Class A(a)(b)	322,326	8,973,556
Forest City Enterprises Inc. Class A	118,999	6,563,985
Jones Lang LaSalle Inc.	60,717	6,239,279
St. Joe Co. (The)(b)	122,985	4,133,526

		25,910,346

REAL ESTATE INVESTMENT TRUSTS – 0.83%
Apartment Investment and Management Co. Class A	8,594	387,847
CapitalSource Inc.	123,689	2,503,465
Duke Realty Corp.	165,426	5,593,053
Essex Property Trust Inc.	18,668	2,194,797
Federal Realty Investment Trust	48,545	4,301,087
General Growth Properties Inc.	197,112	10,569,145
Health Care REIT Inc.	16,624	735,446
Kilroy Realty Corp.	54,011	3,274,687
Macerich Co. (The)	118,304	10,361,064
ProLogis	370,927	24,611,006
Public Storage	16,020	1,259,973
Simon Property Group Inc.	201,214	20,121,400
Taubman Centers Inc.	49,640	2,717,790
UDR Inc.	224,498	5,459,791
Ventas Inc.	220,854	9,143,356
Weingarten Realty Investors	127,270	5,276,614

		108,510,521
RETAIL – 7.31%
Abercrombie & Fitch Co. Class A	144,901	11,693,511
Advance Auto Parts Inc.	175,458	5,888,370
American Eagle Outfitters Inc.	307,080	8,079,275
AnnTaylor Stores Corp.(a)	86,685	2,745,314
AutoZone Inc.(a)	76,660	8,903,292
Barnes & Noble Inc.	7,712	271,925
Bed Bath & Beyond Inc.(a)	457,596	15,613,176
Best Buy Co. Inc.	654,597	30,124,554
Big Lots Inc.(a)(b)	177,625	5,300,330
Brinker International Inc.	174,950	4,800,628
Burger King Holdings Inc.	105,642	2,692,815
CarMax Inc.(a)	357,169	7,261,246
Cheesecake Factory Inc. (The)(a)(b)	119,385	2,801,966
Chico’s FAS Inc.(a)(b)	290,373	4,079,741
Circuit City Stores Inc.	123,410	976,173
Coldwater Creek Inc.(a)	103,453	1,123,500
Copart Inc.(a)	105,926	3,642,795
Costco Wholesale Corp.	508,091	31,181,545
CVS Caremark Corp.	1,305,861	51,751,271
Darden Restaurants Inc.	233,568	9,777,156
Dick’s Sporting Goods Inc.(a)	66,698	4,478,771
Dollar Tree Stores Inc.(a)	161,067	6,529,656
Family Dollar Stores Inc.	249,883	6,636,892
GameStop Corp. Class A(a)	260,233	14,664,130
Home Depot Inc.	1,643,719	53,322,244
Kohl’s Corp.(a)	530,951	30,439,421
Limited Brands Inc.	555,680	12,719,515
Lowe’s Companies Inc.	2,489,341	69,751,335
McDonald’s Corp.	408,595	22,256,170
MSC Industrial Direct Co. Inc. Class A	76,309	3,860,472
Nordstrom Inc.	417,493	19,576,247
Office Depot Inc.(a)	454,610	9,374,058
OfficeMax Inc.	58,764	2,013,842
O’Reilly Automotive Inc.(a)(b)	188,113	6,284,855
Panera Bread Co. Class A(a)	47,241	1,927,433
Penney (J.C.) Co. Inc.	372,996	23,636,757
PetSmart Inc.	224,334	7,156,255
RadioShack Corp.	157,364	3,251,140
Ross Stores Inc.	229,161	5,875,688
Saks Inc.	200,485	3,438,318
Staples Inc.	1,182,770	25,417,727
Starbucks Corp.(a)	1,224,759	32,088,686

Target Corp.	1,414,087	89,893,511
Tiffany & Co.	225,048	11,781,263
Tim Hortons Inc.	313,178	10,914,253
TJX Companies Inc. (The)	751,643	21,850,262
Tractor Supply Co.(a)	57,869	2,667,182
Urban Outfitters Inc.(a)	187,487	4,087,217
Walgreen Co.	1,649,024	77,899,894
Wal-Mart Stores Inc.	2,926,082	127,723,479
Wendy’s International Inc.	144,296	5,037,373
Williams-Sonoma Inc.	150,136	4,897,436
Yum! Brands Inc.	866,134	29,301,313

		959,461,378
SAVINGS & LOANS – 0.08%
Capitol Federal Financial	25,059	857,018
Hudson City Bancorp Inc.	358,049	5,506,794
People’s United Financial Inc.	248,334	4,291,212
TFS Financial Corp.(a)	34,647	448,332

		11,103,356
SEMICONDUCTORS – 5.03%
Advanced Micro Devices Inc.(a)(b)	371,334	4,901,609
Altera Corp.	586,420	14,120,994
Analog Devices Inc.	540,894	19,558,727
Applied Materials Inc.	2,284,588	47,290,972
Broadcom Corp. Class A(a)	774,674	28,229,121
Cree Inc.(a)(b)	35,401	1,100,971
Cypress Semiconductor Corp.(a)	250,102	7,305,479
Fairchild Semiconductor International Inc. Class A(a)	83,981	1,568,765
Integrated Device Technology Inc.(a)	111,043	1,718,946
Intel Corp.	9,606,290	248,418,659
International Rectifier Corp.(a)	28,120	927,679
Intersil Corp. Class A	122,485	4,094,674
KLA-Tencor Corp.	316,866	17,674,785
Lam Research Corp.(a)(b)	204,442	10,888,581
Linear Technology Corp.	367,155	12,846,753
LSI Corp.(a)	705,560	5,235,255
Marvell Technology Group Ltd.(a)	780,431	12,775,655
Maxim Integrated Products Inc.	529,606	15,543,936
MEMC Electronic Materials Inc.(a)	370,978	21,835,765
Microchip Technology Inc.	360,666	13,099,389
Micron Technology Inc.(a)(b)	406,873	4,516,290
National Semiconductor Corp.	446,921	12,120,498
Novellus Systems Inc.(a)	136,165	3,711,858
NVIDIA Corp.(a)	900,056	32,618,029
QLogic Corp.(a)	227,403	3,058,570
Rambus Inc.(a)(b)	134,190	2,564,371
Silicon Laboratories Inc.(a)	90,536	3,780,783
Teradyne Inc.(a)	158,937	2,193,331
Texas Instruments Inc.	2,370,328	86,730,302
Varian Semiconductor Equipment Associates Inc.(a)	129,672	6,940,045
Xilinx Inc.	492,139	12,864,513

		660,235,305
SOFTWARE – 6.82%
Activision Inc.(a)	468,048	10,105,156
Acxiom Corp.	105,370	2,085,272
Adobe Systems Inc.(a)	972,065	42,440,358
Autodesk Inc.(a)	381,121	19,044,616
Automatic Data Processing Inc.	914,559	42,005,695
BEA Systems Inc.(a)	647,769	8,984,556

BMC Software Inc.(a)	331,079	10,339,597
Broadridge Financial Solutions Inc.	230,222	4,362,707
CA Inc.	425,663	10,948,052
Cerner Corp.(a)(b)	108,585	6,494,469
Citrix Systems Inc.(a)	298,669	12,042,334
Compuware Corp.(a)	404,224	3,241,876
Dun & Bradstreet Corp. (The)	98,126	9,676,205
Electronic Arts Inc.(a)	515,050	28,837,650
Fair Isaac Corp.	10,628	383,777
Fidelity National Information Services Inc.	268,353	11,906,823
Fiserv Inc.(a)	277,738	14,125,755
Global Payments Inc.	133,097	5,885,549
IMS Health Inc.	289,667	8,875,397
Intuit Inc.(a)	556,885	16,873,616
MasterCard Inc. Class A	131,651	19,480,398
Microsoft Corp.	13,571,887	399,827,789
MoneyGram International Inc.	137,782	3,112,495
NAVTEQ Corp.(a)	161,515	12,593,325
Novell Inc.(a)	71,398	545,481
Oracle Corp.(a)	6,374,758	138,013,511
Paychex Inc.	560,286	22,971,726
Red Hat Inc.(a)	318,686	6,332,291
Salesforce.com Inc.(a)(b)	156,816	8,047,797
SEI Investments Co.	214,592	5,854,070
Total System Services Inc.	62,814	1,744,973
VeriFone Holdings Inc.(a)(b)	102,752	4,554,996
VMware Inc. Class A(a)	50,992	4,334,320

		896,072,632
TELECOMMUNICATIONS – 5.24%
Amdocs Ltd.(a)	326,747	12,151,721
American Tower Corp. Class A(a)	690,926	30,082,918
Avaya Inc.(a)	192,871	3,271,092
Ciena Corp.(a)(b)	140,885	5,364,901
Cisco Systems Inc.(a)	10,038,331	332,369,139
Citizens Communications Co.	100,856	1,444,258
CommScope Inc.(a)	101,295	5,089,061
Corning Inc.	2,600,175	64,094,314
Crown Castle International Corp.(a)	313,296	12,729,217
Harris Corp.	221,944	12,826,144
JDS Uniphase Corp.(a)(b)	187,248	2,801,230
Juniper Networks Inc.(a)	609,368	22,308,962
Leap Wireless International Inc.(a)	84,287	6,858,433
Level 3 Communications Inc.(a)(b)	2,527,231	11,751,624
MetroPCS Communications Inc.(a)	95,029	2,592,391
NeuStar Inc. Class A(a)(b)	125,176	4,292,285
NII Holdings Inc. Class B(a)	285,839	23,481,674
QUALCOMM Inc.	2,755,756	116,458,249
SBA Communications Corp.(a)	169,824	5,991,391
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone and Data Systems Inc.	76,055	5,076,671
United States Cellular Corp.(a)	9,736	956,075
Windstream Corp.	434,529	6,135,549

		688,127,299
TEXTILES – 0.05%
Cintas Corp.	170,324	6,319,020

		6,319,020
TOYS, GAMES & HOBBIES – 0.07%
Hasbro Inc.	89,317	2,490,158
Mattel Inc.	291,540	6,839,528

		9,329,686

TRANSPORTATION – 2.16%
Burlington Northern Santa Fe Corp.	555,152	45,061,688
C.H. Robinson Worldwide Inc.	279,550	15,176,770
Con-way Inc.	59,207	2,723,522
CSX Corp.	123,416	5,273,566
Expeditors International Washington Inc.	352,239	16,660,905
FedEx Corp.	426,915	44,719,346
Frontline Ltd.	80,415	3,882,436
Hunt (J.B.) Transport Services Inc.	161,048	4,235,562
Kansas City Southern Industries Inc.(a)	76,786	2,470,206
Kirby Corp.(a)	88,537	3,908,023
Landstar System Inc.	92,086	3,864,849
Norfolk Southern Corp.	330,326	17,147,223
Union Pacific Corp.	273,550	30,927,563
United Parcel Service Inc. Class B	1,110,072	83,366,407
UTi Worldwide Inc.	163,322	3,753,140

		283,171,206
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	41,019	1,370,855
GATX Corp.	32,974	1,409,639

		2,780,494
WATER – 0.00%
Aqua America Inc.	16,751	379,913

		379,913

TOTAL COMMON STOCKS
(Cost: $11,480,741,517)		13,120,842,748
SHORT-TERM INVESTMENTS – 2.08%

MONEY MARKET FUNDS – 2.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	57,864,626	57,864,626
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	214,706,875	214,706,875

		272,571,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $272,571,501)		272,571,501

TOTAL INVESTMENTS IN SECURITIES – 102.00%
(Cost: $11,753,313,018)		13,393,414,249

SHORT POSITIONS(g) – (0.04)%

COMMON STOCKS – (0.04)%
Wachovia Corp.	(106,808)	(5,356,421)

		(5,356,421)

TOTAL SHORT POSITIONS
(Proceeds: $5,356,963)		(5,356,421)
Other Assets, Less Liabilities – (1.96)%		(257,278,300)

NET ASSETS – 100.00%		$13,130,779,528

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

(g)	See Note 1.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.09%
Donnelley (R.H.) Corp.(a)(b)	90,283	$5,057,654
Getty Images Inc.(a)	32,490	904,522
Harte-Hanks Inc.	19,081	375,514
Interpublic Group of Companies Inc. (The)(a)	227,620	2,362,696

		8,700,386
AEROSPACE & DEFENSE – 1.46%
Alliant Techsystems Inc.(a)	5,917	646,728
DRS Technologies Inc.	48,630	2,680,486
General Dynamics Corp.	442,424	37,371,555
L-3 Communications Holdings Inc.	105,440	10,769,642
Northrop Grumman Corp.	410,501	32,019,078
Raytheon Co.	272,549	17,394,077
Spirit AeroSystems Holdings Inc. Class A(a)	16,342	636,357
United Technologies Corp.	492,247	39,616,039

		141,133,962
AGRICULTURE – 1.52%
Altria Group Inc.	1,145,091	79,618,177
Archer-Daniels-Midland Co.	827,994	27,390,042
Bunge Ltd.	153,168	16,457,902
Carolina Group	56,186	4,620,175
Reynolds American Inc.	217,375	13,822,876
UST Inc.	90,924	4,509,830

		146,419,002
AIRLINES – 0.20%
Northwest Airlines Corp.(a)	112,428	2,001,218
Southwest Airlines Co.	782,292	11,577,922
UAL Corp.(a)	59,492	2,768,163
US Airways Group Inc.(a)	103,650	2,720,812

		19,068,115
APPAREL – 0.17%
Jones Apparel Group Inc.	138,407	2,924,540
Liz Claiborne Inc.	123,405	4,236,494
VF Corp.	113,441	9,160,361

		16,321,395
AUTO MANUFACTURERS – 0.46%
Ford Motor Co.(a)(b)	2,564,976	21,776,646
General Motors Corp.	611,481	22,441,353

		44,217,999
AUTO PARTS & EQUIPMENT – 0.16%
Autoliv Inc.	41,226	2,463,253
BorgWarner Inc.	58,399	5,345,260
Johnson Controls Inc.	51,915	6,131,681
TRW Automotive Holdings Corp.(a)	53,755	1,702,958

		15,643,152

BANKS – 10.34%
Associated Banc-Corp	161,542	4,786,489
BancorpSouth Inc.	104,286	2,534,150
Bank of America Corp.	5,632,000	283,120,640
Bank of Hawaii Corp.	41,531	2,194,913
Bank of New York Mellon Corp. (The)	938,122	41,408,705
BB&T Corp.	699,554	28,254,986
BOK Financial Corp.	28,061	1,442,616
City National Corp.	51,859	3,604,719
Colonial BancGroup Inc. (The)	201,310	4,352,322
Comerica Inc.	197,786	10,142,466
Commerce Bancorp Inc.	173,313	6,721,078
Commerce Bancshares Inc.	88,223	4,048,554
Cullen/Frost Bankers Inc.	75,964	3,807,316
Discover Financial Services LLC(a)	571,016	11,877,133
East West Bancorp Inc.	79,717	2,866,623
Fifth Third Bancorp	697,795	23,641,295
First Citizens BancShares Inc. Class A	7,612	1,327,533
First Horizon National Corp.	160,034	4,266,506
Fulton Financial Corp.	219,262	3,152,988
Huntington Bancshares Inc.	463,188	7,864,932
KeyCorp	497,696	16,090,512
M&T Bank Corp.	86,985	8,998,598
Marshall & Ilsley Corp.	328,661	14,385,492
National City Corp.	732,660	18,382,439
Northern Trust Corp.	42,170	2,794,606
PNC Financial Services Group Inc. (The)	437,889	29,820,241
Popular Inc.	353,943	4,346,420
Regions Financial Corp.	893,933	26,353,145
State Street Corp.	96,170	6,554,947
SunTrust Banks Inc.	452,697	34,255,582
Synovus Financial Corp.	219,459	6,155,825
TCF Financial Corp.	163,845	4,289,462
U.S. Bancorp	2,206,607	71,780,926
UnionBanCal Corp.	60,579	3,538,419
Valley National Bancorp	152,378	3,379,744
Wachovia Corp.	2,511,096	125,931,464
Webster Financial Corp.	71,579	3,014,907
Wells Fargo & Co.	4,260,839	151,771,085
Whitney Holding Corp.	85,623	2,258,735
Wilmington Trust Corp.	86,947	3,382,238
Zions Bancorporation	137,202	9,421,661

		998,322,412
BEVERAGES – 1.11%
Anheuser-Busch Companies Inc.	356,649	17,828,884
Brown-Forman Corp. Class B	29,170	2,185,125
Coca-Cola Co. (The)	996,682	57,279,315
Coca-Cola Enterprises Inc.	395,154	9,570,630
Constellation Brands Inc. Class A(a)	243,581	5,897,096
Molson Coors Brewing Co. Class B	69,564	6,933,444
Pepsi Bottling Group Inc.	134,248	4,989,998
PepsiAmericas Inc.	74,804	2,426,642

		107,111,134
BIOTECHNOLOGY – 0.52%
Amgen Inc.(a)	392,908	22,226,806
Biogen Idec Inc.(a)	295,498	19,600,382
Charles River Laboratories International Inc.(a)	56,177	3,154,339
Invitrogen Corp.(a)	37,042	3,027,443

Millennium Pharmaceuticals Inc.(a)	182,249	1,849,827

		49,858,797
BUILDING MATERIALS – 0.22%
Armstrong World Industries Inc.(a)	24,604	998,676
Lennox International Inc.	63,328	2,140,486
Masco Corp.	451,110	10,452,219
Owens Corning(a)(b)	139,926	3,505,146
USG Corp.(a)(b)	101,653	3,817,070

		20,913,597
CHEMICALS – 2.07%
Air Products and Chemicals Inc.	145,317	14,206,190
Airgas Inc.	6,197	319,951
Ashland Inc.	71,339	4,295,321
Cabot Corp.	23,815	846,147
Celanese Corp. Class A	57,857	2,255,266
Chemtura Corp.	286,188	2,544,211
Cytec Industries Inc.	53,550	3,662,284
Dow Chemical Co. (The)	1,209,741	52,091,447
Du Pont (E.I.) de Nemours and Co.	985,837	48,858,082
Eastman Chemical Co.	106,680	7,118,756
FMC Corp.	97,247	5,058,789
Huntsman Corp.	114,284	3,027,383
International Flavors & Fragrances Inc.	28,767	1,520,624
Lubrizol Corp.	64,981	4,227,664
Lyondell Chemical Co.	293,464	13,602,056
Mosaic Co. (The)(a)	112,387	6,014,952
PPG Industries Inc.	208,265	15,734,421
Rohm & Haas Co.	88,639	4,934,533
RPM International Inc.	21,328	510,806
Sigma-Aldrich Corp.	116,486	5,677,528
Valspar Corp. (The)	114,517	3,116,008
Westlake Chemical Corp.	24,231	613,771

		200,236,190
COMMERCIAL SERVICES – 0.32%
Avis Budget Group Inc.(a)	83,135	1,902,960
Convergys Corp.(a)	173,904	3,018,973
Donnelley (R.R.) & Sons Co.	279,238	10,208,941
Genpact Ltd.(a)	6,928	117,430
Hertz Global Holdings Inc.(a)	141,459	3,213,948
Hewitt Associates Inc. Class A(a)	45,163	1,582,963
McKesson Corp.	29,385	1,727,544
Service Corp. International	372,380	4,803,702
United Rentals Inc.(a)	108,893	3,503,088
Western Union Co.	55,722	1,168,490

		31,248,039
COMPUTERS – 1.31%
Affiliated Computer Services Inc. Class A(a)	68,384	3,435,612
Cadence Design Systems Inc.(a)	256,127	5,683,458
Ceridian Corp.(a)	17,796	618,233
Computer Sciences Corp.(a)	219,637	12,277,708
Electronic Data Systems Corp.	271,214	5,923,314
International Business Machines Corp.	353,691	41,664,800
Lexmark International Inc. Class A(a)	54,893	2,279,706
NCR Corp.(a)	200,020	9,960,996
SanDisk Corp.(a)	117,697	6,485,105
Seagate Technology	428,337	10,956,860
Sun Microsystems Inc.(a)	3,374,344	18,930,070
Unisys Corp.(a)	441,092	2,920,029
Western Digital Corp.(a)	198,102	5,015,943

		126,151,834

COSMETICS & PERSONAL CARE – 1.84%
Alberto-Culver Co.	88,384	2,191,039
Avon Products Inc.	43,459	1,631,016
Colgate-Palmolive Co.	50,515	3,602,730
Procter & Gamble Co. (The)	2,413,777	169,785,074

		177,209,859
DISTRIBUTION & WHOLESALE – 0.19%
Genuine Parts Co.	216,193	10,809,650
Grainger (W.W.) Inc.	14,592	1,330,644
Ingram Micro Inc. Class A(a)	183,750	3,603,337
Tech Data Corp.(a)	69,615	2,792,954

		18,536,585
DIVERSIFIED FINANCIAL SERVICES – 10.08%
AmeriCredit Corp.(a)	139,693	2,455,803
Ameriprise Financial Inc.	298,447	18,834,990
Bear Stearns Companies Inc. (The)	151,017	18,546,398
BlackRock Inc.	34,797	6,034,148
Capital One Financial Corp.	496,857	33,006,211
CIT Group Inc.	243,604	9,792,881
Citigroup Inc.	6,277,559	292,973,679
Countrywide Financial Corp.	752,686	14,308,561
E*TRADE Financial Corp.(a)	338,355	4,418,916
Edwards (A.G.) Inc.	12,692	1,062,955
Federal Home Loan Mortgage Corp.	510,546	30,127,319
Federal National Mortgage Association	1,234,885	75,093,357
Goldman Sachs Group Inc. (The)	291,331	63,143,081
IndyMac Bancorp Inc.(b)	93,167	2,199,673
Janus Capital Group Inc.	50,252	1,421,127
Jefferies Group Inc.	159,633	4,442,586
JPMorgan Chase & Co.	4,335,403	198,648,165
Legg Mason Inc.	98,210	8,278,121
Lehman Brothers Holdings Inc.	675,993	41,729,048
Merrill Lynch & Co. Inc.	837,264	59,680,178
MF Global Ltd.(a)	56,996	1,652,884
Morgan Stanley	1,261,305	79,462,215
Nasdaq Stock Market Inc. (The)(a)	28,446	1,071,845
Raymond James Financial Inc.	119,152	3,914,143
Student Loan Corp. (The)	5,031	907,190

		973,205,474
ELECTRIC – 5.21%
Alliant Energy Corp.	144,643	5,542,720
Ameren Corp.	262,575	13,785,187
American Electric Power Co. Inc.	505,865	23,310,259
CMS Energy Corp.	284,310	4,782,094
Consolidated Edison Inc.	343,205	15,890,391
Constellation Energy Group Inc.	51,338	4,404,287
Dominion Resources Inc.	369,664	31,162,675
DPL Inc.	66,322	1,741,616
DTE Energy Co.	223,380	10,820,527
Duke Energy Corp.	1,598,926	29,883,927
Dynegy Inc. Class A(a)	358,615	3,313,603
Edison International	413,311	22,918,095
Energy East Corp.	200,985	5,436,644
Entergy Corp.	250,239	27,098,381
Exelon Corp.	467,890	35,260,190
FirstEnergy Corp.	386,699	24,493,515
FPL Group Inc.	515,923	31,409,392
Great Plains Energy Inc.	108,882	3,136,890

Hawaiian Electric Industries Inc.	103,862	2,254,844
Integrys Energy Group Inc.	96,229	4,929,812
MDU Resources Group Inc.	230,973	6,430,288
Mirant Corp.(a)	102,147	4,155,340
Northeast Utilities	196,508	5,614,234
NRG Energy Inc.(a)	59,722	2,525,643
NSTAR	135,339	4,711,151
OGE Energy Corp.	116,791	3,865,782
Pepco Holdings Inc.	245,073	6,636,577
PG&E Corp.	445,903	21,314,163
Pinnacle West Capital Corp.	127,432	5,034,838
PPL Corp.	124,595	5,768,748
Progress Energy Inc.	327,115	15,325,338
Public Service Enterprise Group Inc.	322,009	28,333,572
Puget Energy Inc.	147,934	3,619,945
Reliant Energy Inc.(a)	433,183	11,089,485
SCANA Corp.	148,250	5,743,205
Sierra Pacific Resources Corp.	239,255	3,763,481
Southern Co. (The)	954,308	34,622,294
TECO Energy Inc.	265,679	4,365,106
TXU Corp.	155,621	10,655,370
Wisconsin Energy Corp.	148,496	6,686,775
Xcel Energy Inc.	518,778	11,174,478

		503,010,862
ELECTRICAL COMPONENTS & EQUIPMENT – 0.17%
Emerson Electric Co.	170,389	9,068,103
Energizer Holdings Inc.(a)	20,151	2,233,738
Hubbell Inc. Class B	50,332	2,874,964
Molex Inc.	75,090	2,022,174

		16,198,979
ELECTRONICS – 0.68%
Applied Biosystems Group	193,075	6,688,118
Arrow Electronics Inc.(a)	70,717	3,006,887
Avnet Inc.(a)	78,079	3,112,229
AVX Corp.	51,334	826,477
Jabil Circuit Inc.	86,383	1,972,988
PerkinElmer Inc.	113,404	3,312,531
Sanmina-SCI Corp.(a)	521,963	1,106,562
Solectron Corp.(a)	780,873	3,045,405
Tektronix Inc.	79,961	2,218,118
Thermo Fisher Scientific Inc.(a)	269,234	15,540,186
Tyco Electronics Ltd.(a)	628,734	22,276,046
Vishay Intertechnology Inc.(a)	194,331	2,532,133

		65,637,680
ENGINEERING & CONSTRUCTION – 0.12%
KBR Inc.(a)	214,318	8,309,109
Shaw Group Inc. (The)(a)	8,649	502,507
URS Corp.(a)	51,072	2,883,014

		11,694,630
ENTERTAINMENT – 0.03%
DreamWorks Animation SKG Inc. Class A(a)	17,303	578,266
International Speedway Corp. Class A	43,905	2,013,483
Regal Entertainment Group Class A	18,833	413,384
Warner Music Group Corp.	20,381	205,848

		3,210,981
ENVIRONMENTAL CONTROL – 0.16%
Allied Waste Industries Inc.(a)	307,290	3,917,947
Republic Services Inc.	22,302	729,498
Waste Management Inc.	288,157	10,875,045

		15,522,490

FOOD – 2.17%
Campbell Soup Co.	126,319	4,673,803
ConAgra Foods Inc.	631,926	16,512,226
Corn Products International Inc.	94,255	4,323,477
Dean Foods Co.	153,795	3,934,076
Del Monte Foods Co.	255,615	2,683,957
General Mills Inc.	385,676	22,373,065
Heinz (H.J.) Co.	184,917	8,543,165
Hershey Co. (The)	62,730	2,911,299
Hormel Foods Corp.	93,512	3,345,859
Kellogg Co.	98,090	5,493,040
Kraft Foods Inc.	2,035,770	70,254,423
Kroger Co. (The)	327,842	9,350,054
McCormick & Co. Inc. NVS	55,709	2,003,853
Safeway Inc.	560,227	18,549,116
Sara Lee Corp.	444,435	7,417,620
Smithfield Foods Inc.(a)	138,834	4,373,271
Smucker (J.M.) Co. (The)	71,728	3,831,710
SUPERVALU Inc.	266,412	10,392,732
Tyson Foods Inc. Class A	335,084	5,981,249
Wrigley (William Jr.) Co.	36,471	2,342,532

		209,290,527
FOREST PRODUCTS & PAPER – 0.78%
Domtar Corp.(a)	280,898	2,303,364
International Paper Co.	552,571	19,820,722
Louisiana-Pacific Corp.	132,049	2,240,872
MeadWestvaco Corp.	233,898	6,907,008
Plum Creek Timber Co. Inc.	206,670	9,250,549
Rayonier Inc.	92,110	4,424,964
Smurfit-Stone Container Corp.(a)	323,426	3,777,616
Temple-Inland Inc.	134,099	7,057,630
Weyerhaeuser Co.	273,908	19,803,548

		75,586,273
GAS – 0.50%
AGL Resources Inc.	98,515	3,903,164
Atmos Energy Corp.	112,482	3,185,490
Energen Corp.	90,924	5,193,579
NiSource Inc.	347,789	6,656,681
Sempra Energy	334,674	19,451,253
Southern Union Co.	136,862	4,257,777
UGI Corp.	134,488	3,493,998
Vectren Corp.	96,920	2,644,947

		48,786,889
HAND & MACHINE TOOLS – 0.15%
Black & Decker Corp. (The)	40,324	3,358,989
Kennametal Inc.	20,801	1,746,868
Lincoln Electric Holdings Inc.	17,098	1,326,976
Snap-On Inc.	73,828	3,657,439
Stanley Works (The)	71,713	4,025,251

		14,115,523
HEALTH CARE - PRODUCTS – 2.19%
Bausch & Lomb Inc.	53,952	3,452,928
Beckman Coulter Inc.	14,595	1,076,527
Boston Scientific Corp.(a)	1,689,607	23,570,018
Cooper Companies Inc. (The)	33,848	1,774,312

Covidien Ltd.(a)	628,698	26,090,967
Hillenbrand Industries Inc.	64,717	3,560,729
Johnson & Johnson	2,297,514	150,946,670
Kinetic Concepts Inc.(a)	12,346	694,833

		211,166,984
HEALTH CARE - SERVICES – 0.56%
Aetna Inc.	124,318	6,746,738
Brookdale Senior Living Inc.(b)	36,134	1,438,495
Community Health Systems Inc.(a)	111,072	3,492,104
Coventry Health Care Inc.(a)	12,775	794,733
Health Management Associates Inc. Class A	306,816	2,129,303
LifePoint Hospitals Inc.(a)	72,970	2,189,830
Quest Diagnostics Inc.	14,595	843,153
Tenet Healthcare Corp.(a)	135,494	455,260
Universal Health Services Inc. Class B	41,535	2,260,335
WellPoint Inc.(a)	427,661	33,751,006

		54,100,957
HOLDING COMPANIES - DIVERSIFIED – 0.10%
Leucadia National Corp.	207,839	10,021,997

		10,021,997
HOME BUILDERS – 0.26%
Centex Corp.	144,337	3,835,034
Horton (D.R.) Inc.	398,672	5,106,988
KB Home	97,774	2,450,216
Lennar Corp. Class A	172,665	3,910,862
M.D.C. Holdings Inc.	44,136	1,806,928
NVR Inc.(a)	3,314	1,558,408
Pulte Homes Inc.	172,951	2,353,863
Ryland Group Inc.	53,155	1,139,112
Thor Industries Inc.	3,698	166,373
Toll Brothers Inc.(a)(b)	159,798	3,194,362

		25,522,146
HOME FURNISHINGS – 0.03%
Whirlpool Corp.	28,521	2,541,221

		2,541,221
HOUSEHOLD PRODUCTS & WARES – 0.44%
Avery Dennison Corp.	19,623	1,118,903
Church & Dwight Co. Inc.	4,885	229,790
Clorox Co. (The)	14,137	862,216
Fortune Brands Inc.	193,810	15,793,577
Jarden Corp.(a)(b)	42,072	1,301,708
Kimberly-Clark Corp.	299,668	21,054,674
Scotts Miracle-Gro Co. (The) Class A	44,901	1,919,518

		42,280,386
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	170,695	4,919,430

		4,919,430
INSURANCE – 8.15%
ACE Ltd.	394,097	23,870,455
Aflac Inc.	52,090	2,971,214
Alleghany Corp.(a)	6,253	2,538,718
Allied World Assurance Holdings Ltd.	76,525	3,972,413
Allstate Corp. (The)	770,899	44,087,714
Ambac Financial Group Inc.	129,479	8,145,524
American Financial Group Inc.	104,394	2,977,317
American International Group Inc.	2,645,468	178,965,910

American National Insurance Co.	19,799	2,604,558
Aon Corp.	372,502	16,691,815
Arch Capital Group Ltd.(a)	64,690	4,813,583
Assurant Inc.	153,440	8,209,040
Axis Capital Holdings Ltd.	195,278	7,598,267
Berkley (W.R.) Corp.	157,878	4,677,925
Chubb Corp.	509,285	27,318,047
Cincinnati Financial Corp.	217,677	9,427,591
CNA Financial Corp.	34,405	1,352,805
Conseco Inc.(a)	239,350	3,829,600
Endurance Specialty Holdings Ltd.	74,359	3,089,616
Erie Indemnity Co. Class A	49,272	3,011,997
Everest Re Group Ltd.	80,066	8,826,476
Fidelity National Financial Inc.	281,810	4,926,039
First American Corp.	122,938	4,501,990
Gallagher (Arthur J.) & Co.	100,986	2,925,564
Genworth Financial Inc. Class A	551,711	16,954,079
Hanover Insurance Group Inc. (The)	61,737	2,728,158
Hartford Financial Services Group Inc. (The)	401,936	37,199,177
HCC Insurance Holdings Inc.	80,645	2,309,673
Lincoln National Corp.	343,497	22,660,497
Loews Corp.	552,480	26,712,408
Markel Corp.(a)	12,634	6,114,856
Marsh & McLennan Companies Inc.	704,639	17,968,294
MBIA Inc.	166,014	10,135,155
Mercury General Corp.	33,655	1,815,014
MetLife Inc.	598,633	41,742,679
MGIC Investment Corp.(b)	105,336	3,403,406
Nationwide Financial Services Inc.	67,000	3,605,940
Old Republic International Corp.	294,269	5,514,601
OneBeacon Insurance Group Ltd.	35,833	772,201
PartnerRe Ltd.	55,976	4,421,544
Philadelphia Consolidated Holding Corp.(a)	16,874	697,571
PMI Group Inc. (The)	110,304	3,606,941
Principal Financial Group Inc.	320,700	20,232,963
Progressive Corp. (The)	934,009	18,129,115
Protective Life Corp.	88,677	3,763,452
Prudential Financial Inc.	446,142	43,534,536
Radian Group Inc.	102,245	2,380,264
Reinsurance Group of America Inc.	37,082	2,102,179
RenaissanceRe Holdings Ltd.	91,879	6,009,805
Safeco Corp.	134,627	8,241,865
StanCorp Financial Group Inc.	67,732	3,353,411
Torchmark Corp.	121,099	7,546,890
Transatlantic Holdings Inc.	21,790	1,532,491
Travelers Companies Inc. (The)	842,731	42,423,079
Unitrin Inc.	57,702	2,861,442
Unum Group	457,478	11,194,487
Wesco Financial Corp.	1,787	711,226
White Mountains Insurance Group Ltd.	11,549	6,002,593
XL Capital Ltd. Class A	208,298	16,497,202

		786,213,372
INTERNET – 0.42%
CheckFree Corp.(a)(b)	21,520	1,001,541
Expedia Inc.(a)	256,601	8,180,440
IAC/InterActiveCorp(a)	207,005	6,141,838

Liberty Media Corp. - Liberty Interactive Group Series A(a)	331,597	6,369,978
Symantec Corp.(a)	978,461	18,962,574

		40,656,371

INVESTMENT COMPANIES – 0.16%
Allied Capital Corp.(b)	193,546	5,688,317
American Capital Strategies Ltd.(b)	238,289	10,182,089

		15,870,406
IRON & STEEL – 0.45%
Carpenter Technology Corp.	14,780	1,921,548
Nucor Corp.	296,642	17,641,300
Reliance Steel & Aluminum Co.	75,209	4,252,317
Steel Dynamics Inc.	80,134	3,742,258
United States Steel Corp.	150,090	15,900,535

		43,457,958
LEISURE TIME – 0.26%
Brunswick Corp.(b)	114,675	2,621,470
Carnival Corp.	324,756	15,727,933
Royal Caribbean Cruises Ltd.	169,180	6,603,095

		24,952,498
LODGING – 0.19%
Harrah’s Entertainment Inc.	100,815	8,763,848
Orient-Express Hotels Ltd.	2,936	150,529
Station Casinos Inc.	23,427	2,049,394
Wyndham Worldwide Corp.	214,183	7,016,635

		17,980,406
MACHINERY – 0.47%
AGCO Corp.(a)(b)	40,036	2,032,628
Deere & Co.	271,808	40,341,743
Flowserve Corp.	7,385	562,589
Gardner Denver Inc.(a)	66,851	2,607,189

		45,544,149
MANUFACTURING – 6.74%
Carlisle Companies Inc.	57,248	2,782,253
Cooper Industries Ltd.	157,320	8,037,479
Crane Co.	64,369	3,087,781
Dover Corp.	175,743	8,954,106
Eastman Kodak Co.	365,478	9,780,191
Eaton Corp.	163,933	16,235,924
General Electric Co.	11,607,472	480,549,341
Honeywell International Inc.	142,364	8,466,387
Illinois Tool Works Inc.	159,765	9,528,385
Ingersoll-Rand Co. Ltd. Class A	358,928	19,550,808
ITT Industries Inc.	201,657	13,698,560
Leggett & Platt Inc.	224,419	4,299,868
Pall Corp.	13,565	527,678
Parker Hannifin Corp.	146,947	16,433,083
Pentair Inc.	126,485	4,196,772
SPX Corp.	72,303	6,692,366
Teleflex Inc.	49,698	3,872,468
3M Co.	58,634	5,486,970
Trinity Industries Inc.	12,711	477,171
Tyco International Ltd.	628,692	27,876,203

		650,533,794
MEDIA – 3.18%
Cablevision Systems Corp.(a)	187,616	6,555,303
CBS Corp. Class B	814,963	25,671,335
Central European Media Enterprises Ltd.(a)	3,903	357,944
Clear Channel Communications Inc.	504,821	18,900,498
Comcast Corp. Class A(a)	1,450,795	35,080,223
Discovery Holding Co. Class A(a)	159,826	4,610,980
Gannett Co. Inc.	297,605	13,005,339

Hearst-Argyle Television Inc.	31,282	812,081
Idearc Inc.	186,454	5,867,707
Liberty Global Inc. Class A(a)	239,362	9,818,629
Liberty Media Corp. - Liberty Capital Group Series A(a)	163,677	20,431,800
McClatchy Co. (The) Class A(b)	57,247	1,143,795
New York Times Co. (The) Class A(b)	135,807	2,683,546
News Corp. Class A	980,011	21,550,442
Scripps (E.W.) Co. Class A	114,068	4,790,856
Time Warner Cable Inc. Class A(a)	88,328	2,897,158
Time Warner Inc.	4,091,754	75,124,603
Tribune Co.	105,539	2,883,325
Walt Disney Co. (The)	1,410,836	48,518,650
Washington Post Co. (The) Class B	7,436	5,969,621

		306,673,835
METAL FABRICATE & HARDWARE – 0.10%
Commercial Metals Co.	151,152	4,783,961
Timken Co. (The)	120,107	4,461,975

		9,245,936
MINING – 0.69%
Alcoa Inc.	1,103,580	43,172,050
Freeport-McMoRan Copper & Gold Inc.	85,078	8,923,831
Newmont Mining Corp.	314,547	14,069,687

		66,165,568
OFFICE & BUSINESS EQUIPMENT – 0.24%
Pitney Bowes Inc.	50,512	2,294,255
Xerox Corp.(a)	1,189,121	20,619,358

		22,913,613
OFFICE FURNISHINGS – 0.00%
Steelcase Inc. Class A	21,661	389,465

		389,465
OIL & GAS – 13.94%
Anadarko Petroleum Corp.	588,955	31,656,331
Apache Corp.	420,344	37,856,181
Chesapeake Energy Corp.	243,594	8,589,124
Chevron Corp.	2,727,610	255,249,744
Cimarex Energy Co.	105,546	3,931,589
ConocoPhillips	2,074,227	182,054,904
Continental Resources Inc.(a)	19,880	360,623
Devon Energy Corp.	564,725	46,985,120
ENSCO International Inc.	13,831	775,919
EOG Resources Inc.	310,289	22,443,203
Exxon Mobil Corp.	5,690,786	526,739,151
Forest Oil Corp.(a)	99,935	4,301,202
Frontier Oil Corp.	69,284	2,884,986
Helmerich & Payne Inc.	131,056	4,302,568
Hess Corp.	352,171	23,429,937
Marathon Oil Corp.	870,532	49,637,735
Murphy Oil Corp.	238,679	16,681,275
Nabors Industries Ltd.(a)	41,957	1,291,017
Newfield Exploration Co.(a)	164,927	7,942,884
Noble Energy Inc.	185,897	13,020,226
Occidental Petroleum Corp.	1,058,188	67,808,687
Patterson-UTI Energy Inc.	197,515	4,457,914
Pioneer Natural Resources Co.	156,583	7,043,103
Plains Exploration & Production Co.(a)	90,952	4,021,897
Pogo Producing Co.	74,012	3,930,777
Pride International Inc.(a)	54,483	1,991,354

Rowan Companies Inc.	40,023	1,464,041
St. Mary Land & Exploration Co.	79,698	2,842,828
Unit Corp.(a)	12,708	615,067
Valero Energy Corp.	147,049	9,878,752
W&T Offshore Inc.	13,090	319,134
Western Refining Inc.	16,672	676,550

		1,345,183,823
OIL & GAS SERVICES – 0.06%
Helix Energy Solutions Group Inc.(a)	23,500	997,810
SEACOR Holdings Inc.(a)	30,768	2,926,037
Tidewater Inc.	24,407	1,533,736

		5,457,583
PACKAGING & CONTAINERS – 0.13%
Bemis Co. Inc.	132,527	3,857,861
Owens-Illinois Inc.(a)	12,337	511,369
Sealed Air Corp.	176,310	4,506,484
Sonoco Products Co.	126,787	3,826,432

		12,702,146
PHARMACEUTICALS – 3.42%
AmerisourceBergen Corp.	123,981	5,620,059
King Pharmaceuticals Inc.(a)	308,687	3,617,812
Lilly (Eli) and Co.	644,346	36,682,618
Merck & Co. Inc.	478,375	24,727,204
Omnicare Inc.	135,412	4,486,200
Pfizer Inc.	8,906,906	217,595,714
Watson Pharmaceuticals Inc.(a)	54,489	1,765,444
Wyeth	809,332	36,055,741

		330,550,792
PIPELINES – 0.62%
El Paso Corp.	888,296	15,074,383
Equitable Resources Inc.	37,041	1,921,317
National Fuel Gas Co.	105,759	4,950,579
ONEOK Inc.	131,873	6,250,780
Questar Corp.	143,879	7,557,964
Spectra Energy Corp.	801,540	19,621,699
Williams Companies Inc. (The)	123,645	4,211,349

		59,588,071
REAL ESTATE INVESTMENT TRUSTS – 2.54%
AMB Property Corp.	126,497	7,565,786
Annaly Capital Management Inc.	401,395	6,394,222
Apartment Investment and Management Co. Class A	116,896	5,275,516
Archstone-Smith Trust	282,810	17,008,193
AvalonBay Communities Inc.	101,017	11,926,067
Boston Properties Inc.	129,942	13,500,974
Brandywine Realty Trust	110,399	2,794,199
BRE Properties Inc. Class A	64,523	3,608,771
Camden Property Trust	71,992	4,625,486
CapitalSource Inc.	65,108	1,317,786
CBL & Associates Properties Inc.	82,455	2,890,048
Colonial Properties Trust	58,942	2,021,711
Developers Diversified Realty Corp.	158,384	8,848,914
Douglas Emmett Inc.	131,248	3,245,763
Duke Realty Corp.	46,568	1,574,464
Equity Residential	368,821	15,623,258
Essex Property Trust Inc.	16,672	1,960,127
Federal Realty Investment Trust	34,411	3,048,815
General Growth Properties Inc.	123,119	6,601,641

HCP Inc.	261,432	8,671,699
Health Care REIT Inc.	89,132	3,943,200
Hospitality Properties Trust	119,182	4,844,748
Host Hotels & Resorts Inc.	662,228	14,860,396
HRPT Properties Trust	268,293	2,653,418
iStar Financial Inc.	162,871	5,535,985
Kimco Realty Corp.	272,429	12,316,515
Liberty Property Trust	116,488	4,683,982
Mack-Cali Realty Corp.	85,545	3,515,900
ProLogis	40,641	2,696,530
Public Storage	146,132	11,493,282
Regency Centers Corp.	88,318	6,778,407
Simon Property Group Inc.	125,244	12,524,400
SL Green Realty Corp.	75,502	8,816,369
Taubman Centers Inc.	30,307	1,659,308
Thornburg Mortgage Inc.(b)	154,129	1,980,558
Vornado Realty Trust	169,357	18,519,188

		245,325,626
RETAIL – 2.53%
AnnTaylor Stores Corp.(a)	16,588	525,342
AutoNation Inc.(a)	199,401	3,533,386
Barnes & Noble Inc.	59,493	2,097,723
BJ’s Wholesale Club Inc.(a)	82,661	2,741,039
Circuit City Stores Inc.	122,672	970,336
Copart Inc.(a)	5,656	194,510
Costco Wholesale Corp.	176,780	10,848,989
CVS Caremark Corp.	871,512	34,538,021
Dillard’s Inc. Class A	77,452	1,690,777
Foot Locker Inc.	196,927	3,018,891
Gap Inc. (The)	760,551	14,024,560
Home Depot Inc.	914,702	29,672,933
Macy’s Inc.	552,625	17,860,840
McDonald’s Corp.	1,201,504	65,445,923
OfficeMax Inc.	51,622	1,769,086
Penske Automotive Group Inc.	70,749	1,431,960
RadioShack Corp.	51,087	1,055,457
Rite Aid Corp.(a)(b)	864,586	3,994,387
Saks Inc.	25,015	429,007
Sears Holdings Corp.(a)(b)	98,965	12,588,348
Wal-Mart Stores Inc.	814,132	35,536,862

		243,968,377
SAVINGS & LOANS – 0.74%
Astoria Financial Corp.	109,962	2,917,292
Capitol Federal Financial	8,545	292,239
Hudson City Bancorp Inc.	416,448	6,404,970
New York Community Bancorp Inc.	397,787	7,577,842
People’s United Financial Inc.	84,189	1,454,786
Sovereign Bancorp Inc.	544,102	9,271,498
TFS Financial Corp.(a)	109,616	1,418,431
Washington Federal Inc.	110,749	2,908,269
Washington Mutual Inc.	1,119,966	39,545,999

		71,791,326
SEMICONDUCTORS – 0.35%
Advanced Micro Devices Inc.(a)(b)	416,565	5,498,658
Atmel Corp.(a)	619,325	3,195,717
Cree Inc.(a)(b)	80,037	2,489,151

Fairchild Semiconductor International Inc. Class A(a)	92,158	1,721,511
Integrated Device Technology Inc.(a)	166,253	2,573,596
International Rectifier Corp.(a)	70,966	2,341,168

Intersil Corp. Class A	77,450	2,589,154
LSI Corp.(a)	371,375	2,755,603
Micron Technology Inc.(a)(b)	646,145	7,172,210
Novellus Systems Inc.(a)(b)	55,806	1,521,272
QLogic Corp.(a)	20,448	275,026
Rambus Inc.(a)	27,991	534,908
Teradyne Inc.(a)	118,926	1,641,179

		34,309,153
SOFTWARE – 0.15%
CA Inc.	195,604	5,030,935
Compuware Corp.(a)	72,121	578,410
Fair Isaac Corp.	65,485	2,364,663
Fidelity National Information Services Inc.	38,304	1,699,548
IMS Health Inc.	26,538	813,124
Novell Inc.(a)	384,358	2,936,495
VMware Inc. Class A(a)	8,621	732,785

		14,155,960
TELECOMMUNICATIONS – 7.60%
ADC Telecommunications Inc.(a)	148,405	2,910,222
Alltel Corp.	436,445	30,411,488
AT&T Inc.	7,824,747	331,065,046
Avaya Inc.(a)	422,987	7,173,860
CenturyTel Inc.	139,007	6,424,904
Citizens Communications Co.	359,069	5,141,868
Clearwire Corp. Class A(a)(b)	29,414	718,878
Crown Castle International Corp.(a)(b)	53,366	2,168,261
Embarq Corp.	191,572	10,651,403
JDS Uniphase Corp.(a)	117,865	1,763,260
Juniper Networks Inc.(a)	184,681	6,761,171
Motorola Inc.	2,937,452	54,430,986
Qwest Communications International Inc.(a)(b)	2,040,969	18,695,276
Sprint Nextel Corp.	3,569,459	67,819,721
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone and Data Systems Inc.	72,041	4,808,737
Tellabs Inc.(a)	555,928	5,292,435
United States Cellular Corp.(a)	14,414	1,415,455
Verizon Communications Inc.	3,684,669	163,157,143
Virgin Media Inc.	372,357	9,037,105
Windstream Corp.	270,837	3,824,218

		733,671,437
TEXTILES – 0.07%
Cintas Corp.	41,158	1,526,962
Mohawk Industries Inc.(a)	69,941	5,686,203

		7,213,165
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	133,758	3,729,173
Mattel Inc.	275,795	6,470,151

		10,199,324
TRANSPORTATION – 0.79%
Alexander & Baldwin Inc.	54,384	2,726,270
Burlington Northern Santa Fe Corp.	25,817	2,095,566
Con-way Inc.	12,601	579,646
CSX Corp.	459,759	19,645,502
FedEx Corp.	62,885	6,587,204
Kansas City Southern Industries Inc.(a)	38,911	1,251,767
Laidlaw International Inc.	100,440	3,537,497
Norfolk Southern Corp.	245,350	12,736,119
Overseas Shipholding Group Inc.	42,290	3,249,141

Ryder System Inc.	77,452	3,795,148
Teekay Corp.	51,016	3,000,251
Union Pacific Corp.	131,924	14,915,327
YRC Worldwide Inc.(a)(b)	72,962	1,993,322

		76,112,760
TRUCKING & LEASING – 0.02%
GATX Corp.	39,319	1,680,887

		1,680,887
WATER – 0.04%
Aqua America Inc.(b)	156,346	3,545,927

		3,545,927

TOTAL COMMON STOCKS
(Cost: $8,931,592,946)		9,633,959,615
SHORT-TERM INVESTMENTS – 1.89%

MONEY MARKET FUNDS – 1.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	70,370,866	70,370,866
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	112,451,015	112,451,015

		182,821,881

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,821,881)		182,821,881

TOTAL INVESTMENTS IN SECURITIES – 101.71%
(Cost: $9,114,414,827)		9,816,781,496
Other Assets, Less Liabilities – (1.71)%		(165,001,186)

NET ASSETS – 100.00%		$9,651,780,310

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.97%

ADVERTISING – 0.28%
Catalina Marketing Corp.(a)	337,535	$10,932,759
Gaiam Inc.(a)	160,662	3,860,708
Greenfield Online Inc.(a)	201,540	3,073,485
inVentiv Health Inc.(a)	288,741	12,652,631
Marchex Inc. Class B(b)	259,426	2,467,141
ValueVision Media Inc. Class A(a)	284,576	2,108,708

		35,095,432
AEROSPACE & DEFENSE – 1.29%
AAR Corp.(a)	346,048	10,499,096
AeroVironment Inc.(a)	64,853	1,492,268
Argon ST Inc.(a)	120,793	2,391,701
Curtiss-Wright Corp.	410,703	19,508,392
EDO Corp.	163,550	9,160,435
Esterline Technologies Corp.(a)	237,264	13,535,911
GenCorp Inc.(a)(b)	520,706	6,227,644
HEICO Corp.	237,101	11,703,305
Innovative Solutions and Support Inc.(a)(b)	116,871	2,217,043
Kaman Corp.	225,989	7,810,180
Moog Inc. Class A(a)	351,386	15,439,901
MTC Technologies Inc.(a)	87,602	1,691,595
Orbital Sciences Corp.(a)	550,423	12,241,408
Sequa Corp. Class A(a)	67,024	11,111,239
Teledyne Technologies Inc.(a)	324,125	17,305,034
TransDigm Group Inc.(a)	87,185	3,985,226
Triumph Group Inc.	152,817	12,486,677
United Industrial Corp.(b)	74,817	5,630,727

		164,437,782
AGRICULTURE – 0.32%
Alico Inc.	33,490	1,451,457
Alliance One International Inc.(a)	888,093	5,808,128
Andersons Inc. (The)(b)	144,337	6,931,063
Cadiz Inc.(a)(b)	110,189	2,082,572
Maui Land & Pineapple Co. Inc.(a)	40,746	1,240,308
Tejon Ranch Co.(a)	102,810	4,256,334
Universal Corp.	250,729	12,273,185
Vector Group Ltd.(b)	288,406	6,463,178

		40,506,225
AIRLINES – 0.50%
AirTran Holdings Inc.(a)	848,898	8,353,156
Alaska Air Group Inc.(a)	375,531	8,671,011
Allegiant Travel Co.(a)	48,879	1,482,011
ExpressJet Holdings Inc.(a)	500,921	1,547,846
JetBlue Airways Corp.(a)(b)	1,655,910	15,267,490
Midwest Air Group Inc.(a)	206,244	3,392,714
Pinnacle Airlines Corp.(a)	171,584	2,748,776
Republic Airways Holdings Inc.(a)	311,236	6,588,866
SkyWest Inc.	598,560	15,065,755

		63,117,625

APPAREL – 1.22%
Carter’s Inc.(a)	541,895	10,810,805
Cherokee Inc.	69,468	2,664,792
Columbia Sportswear Co.	128,287	7,095,554
Deckers Outdoor Corp.(a)	118,516	13,013,057
G-III Apparel Group Ltd.(a)	120,518	2,372,999
Gymboree Corp.(a)	285,609	10,064,861
Heelys Inc.(a)(b)	58,074	462,850
Iconix Brand Group Inc.(a)	470,303	11,188,508
Kellwood Co.	241,236	4,113,074
K-Swiss Inc. Class A	239,783	5,493,429
Maidenform Brands Inc.(a)	213,696	3,393,492
NexCen Brands Inc.(a)	390,287	2,622,729
Oxford Industries Inc.	142,925	5,162,451
Perry Ellis International Inc.(a)	105,456	2,922,186
Quiksilver Inc.(a)	1,152,973	16,487,514
SKECHERS U.S.A. Inc. Class A(a)	189,450	4,186,845
Steven Madden Ltd.	190,337	3,606,886
Timberland Co. Class A(a)	438,052	8,305,466
True Religion Apparel Inc.(a)(b)	129,389	2,277,246
Volcom Inc.(a)(b)	135,949	5,780,551
Warnaco Group Inc. (The)(a)	429,335	16,774,118
Weyco Group Inc.	68,787	2,160,600
Wolverine World Wide Inc.	505,080	13,839,192

		154,799,205
AUTO MANUFACTURERS – 0.15%
A.S.V. Inc.(a)(b)	189,084	2,652,849
Force Protection Inc.(a)(b)	631,232	13,672,485
Wabash National Corp.	283,220	3,197,554

		19,522,888
AUTO PARTS & EQUIPMENT – 1.08%
Accuride Corp.(a)	218,466	2,645,623
Aftermarket Technology Corp.(a)	202,802	6,436,935
American Axle & Manufacturing Holdings Inc.	415,094	10,481,123
Amerigon Inc. Class A(a)	200,962	3,478,652
ArvinMeritor Inc.	662,238	11,138,843
Commercial Vehicle Group Inc.(a)	199,017	2,553,388
Cooper Tire & Rubber Co.	572,033	13,957,605
Exide Technologies Inc.(a)	563,533	3,662,964
Hayes Lemmerz International Inc.(a)	883,681	3,676,113
Keystone Automotive Industries Inc.(a)	151,796	7,249,777
Lear Corp.(a)	711,023	22,823,838
Miller Industries Inc.(a)	92,432	1,582,436
Modine Manufacturing Co.	300,825	8,007,961
Noble International Ltd.	108,957	2,319,695
Spartan Motors Inc.	298,954	5,031,396
Standard Motor Products Inc.	145,177	1,364,664
Superior Industries International Inc.(b)	212,064	4,599,668
Tenneco Inc.(a)	429,300	13,312,593
Titan International Inc.	223,469	7,133,130
Visteon Corp.(a)	1,203,455	6,197,793

		137,654,197
BANKS – 6.29%
Alabama National BanCorporation	157,840	12,298,893
AMCORE Financial Inc.	214,381	5,342,375
AmericanWest Bancorporation	159,737	3,132,443
Ameris Bancorp	125,666	2,272,041
BancFirst Corp.	70,851	3,179,084
Banco Latinoamericano de Exportaciones SA	252,822	4,596,304

Bancorp Inc. (The)(a)	99,726	1,840,942
Bank Mutual Corp.	513,646	6,055,886
Bank of the Ozarks Inc.	113,505	3,465,308
Banner Corp.	143,853	4,947,105
Boston Private Financial Holdings Inc.	343,630	9,566,659
Capital City Bank Group Inc.(b)	117,983	3,681,070
Capital Corp of the West	88,241	1,625,399
Capitol Bancorp Ltd.	132,289	3,284,736
Cascade Bancorp(b)	208,621	4,643,903
Cass Information Systems Inc.	58,655	2,098,089
Cathay General Bancorp	474,645	15,288,315
Centennial Bank Holdings Inc.(a)	513,034	3,283,418
Center Financial Corp.	92,536	1,287,176
Central Pacific Financial Corp.	285,265	8,329,738
Chemical Financial Corp.	230,361	5,586,254
Chittenden Corp.	427,690	15,037,580
Citizens Republic Bancorp Inc.	702,294	11,313,956
City Bank	126,843	3,642,931
City Holding Co.	159,325	5,801,023
CoBiz Financial Inc.	171,480	2,935,738
Columbia Banking System Inc.	166,148	5,286,829
Community Bancorp(a)	96,901	2,436,091
Community Bank System Inc.	279,433	5,454,532
Community Banks Inc.	229,665	6,841,720
Community Trust Bancorp Inc.	141,194	4,241,468
Corus Bankshares Inc.(b)	361,524	4,707,042
CVB Financial Corp.	615,449	7,200,753
Enterprise Financial Services Corp.(b)	95,630	2,327,634
F.N.B. Corp. (Pennsylvania)	560,051	9,263,244
First Bancorp (North Carolina)	111,694	2,276,324
First BanCorp (Puerto Rico)	772,653	7,340,203
First Busey Corp. Class A	241,037	5,281,121
First Charter Corp.	326,130	9,839,342
First Commonwealth Financial Corp.	686,778	7,595,765
First Community Bancorp	239,981	13,129,361
First Community Bancshares Inc.	93,261	3,378,846
First Financial Bancorp	308,557	3,943,358
First Financial Bankshares Inc.	192,584	7,738,025
First Financial Corp.	122,698	3,717,749
First Indiana Corp.	114,662	3,591,214
First Merchants Corp.	170,023	3,665,696
First Midwest Bancorp Inc.	461,065	15,749,980
First Regional Bancorp(a)	77,117	1,891,680
1st Source Corp.	128,067	2,932,734
First South Bancorp Inc.(b)	79,321	2,075,037
First State Bancorp	189,762	3,726,926
FirstMerit Corp.	746,265	14,746,196
Fremont General Corp.(b)	630,348	2,458,357
Frontier Financial Corp.	363,386	8,477,795
Glacier Bancorp Inc.	488,713	11,005,817
Great Southern Bancorp Inc.	96,748	2,403,220
Greater Bay Bancorp	474,083	13,084,691
Green Bancshares Inc.	106,245	3,872,630
Hancock Holding Co.	248,279	9,951,022
Hanmi Financial Corp.	377,165	5,842,286
Harleysville National Corp.	269,084	4,275,745
Heartland Financial USA Inc.	117,912	2,423,092
Heritage Commerce Corp.	124,315	2,631,749
Home Bancshares Inc.	106,787	2,326,889
Horizon Financial Corp.	113,634	2,304,498
IBERIABANK Corp.	107,744	5,672,722
Imperial Capital Bancorp Inc.	51,290	1,448,942
Independent Bank Corp. (Massachusetts)	131,869	3,916,509
Independent Bank Corp. (Michigan)	209,393	2,313,793

Integra Bank Corp.	192,805	3,495,555
International Bancshares Corp.	475,280	10,313,576
Irwin Financial Corp.	173,908	1,916,466
K-Fed Bancorp	44,436	585,222
Lakeland Bancorp Inc.	177,138	2,405,534
Lakeland Financial Corp.	113,134	2,614,527
Macatawa Bank Corp.	143,564	1,942,421
MainSource Financial Group Inc.	173,747	3,063,160
MB Financial Inc.	338,447	11,693,344
Midwest Banc Holdings Inc.	180,856	2,671,243
Nara Bancorp Inc.	207,804	3,245,898
National Penn Bancshares Inc.	455,269	7,448,201
NBT Bancorp Inc.	315,637	6,861,948
Old National Bancorp	616,190	10,210,268
Old Second Bancorp Inc.	112,854	3,216,339
Omega Financial Corp.	117,386	3,100,164
Oriental Financial Group Inc.	191,928	2,207,172
Pacific Capital Bancorp	436,189	11,471,771
Park National Corp.(b)	112,254	9,788,549
Peoples Bancorp Inc.	97,335	2,548,230
Pinnacle Financial Partners Inc.(a)	144,372	4,160,801
Preferred Bank	85,749	3,373,366
PrivateBancorp Inc.(b)	175,220	6,104,665
Prosperity Bancshares Inc.	329,563	10,928,309
Provident Bankshares Corp.	299,063	9,369,644
Renasant Corp.	196,772	4,256,178
Republic Bancorp Inc. Class A	87,640	1,388,218
Royal Bancshares of Pennsylvania Inc. Class A	50,767	1,112,813
S&T Bancorp Inc.	230,130	7,384,872
Sandy Spring Bancorp Inc.	146,203	4,403,634
Santander BanCorp	40,148	515,500
SCBT Financial Corp.	85,134	2,940,528
Seacoast Banking Corp. of Florida(b)	137,622	2,573,531
Security Bank Corp.	151,413	1,895,691
Sierra Bancorp(b)	70,089	2,008,751
Signature Bank(a)	275,295	9,698,643
Simmons First National Corp. Class A	131,278	3,457,863
South Financial Group Inc. (The)	687,584	15,635,660
Southside Bancshares Inc.(b)	106,290	2,347,946
Southwest Bancorp Inc.	132,469	2,493,067
Sterling Bancorp	172,902	2,420,628
Sterling Bancshares Inc.	690,580	7,879,518
Sterling Financial Corp. (Pennsylvania)	245,544	4,211,080
Sterling Financial Corp. (Washington)	475,563	12,797,400
Suffolk Bancorp	93,320	2,991,839
Sun Bancorp Inc. (New Jersey)(a)	145,550	2,547,125
Superior Bancorp(a)	322,700	2,849,441
Susquehanna Bancshares Inc.	483,773	9,723,837
SVB Financial Group(a)(b)	317,860	15,053,850
SY Bancorp Inc.	114,020	3,083,101
Taylor Capital Group Inc.	53,845	1,503,891
Texas Capital Bancshares Inc.(a)	217,310	4,724,319
Tompkins Financial Corp.	61,225	2,430,632
TriCo Bancshares	130,127	2,897,928
TrustCo Bank Corp. NY(b)	697,147	7,619,817
Trustmark Corp.	453,867	12,726,431
UCBH Holdings Inc.	926,504	16,195,290
UMB Financial Corp.	287,191	12,309,006
Umpqua Holdings Corp.	568,140	11,368,481
Union Bankshares Corp.	123,885	2,813,428
United Bancshares Inc.	355,438	10,819,533
United Community Banks Inc.	385,578	9,454,373
United Security Bancshares(b)	75,519	1,419,757
Univest Corp. of Pennsylvania	120,537	2,859,138

USB Holding Co. Inc.	104,505	2,427,651
Virginia Commerce Bancorp Inc.(a)(b)	158,882	2,278,368
W Holding Co. Inc.	1,058,065	2,370,066
Washington Trust Bancorp Inc.	106,018	2,859,305
WesBanco Inc.	194,016	4,846,520
West Coast Bancorp	145,694	4,139,167
Westamerica Bancorporation	278,762	13,885,135
Western Alliance Bancorporation(a)(b)	153,969	3,629,049
Wilshire Bancorp Inc.	163,414	1,792,652
Wintrust Financial Corp.	223,984	9,561,877
Yardville National Bancorp	91,723	3,084,644

		799,748,538
BEVERAGES – 0.17%
Boston Beer Co. Inc. Class A(a)	83,988	4,086,856
Coca-Cola Bottling Co. Consolidated	55,352	3,337,726
Farmer Brothers Co.	62,252	1,548,830
Green Mountain Coffee Roasters Inc.(a)(b)	159,843	5,305,189
Jones Soda Co.(a)(b)	239,841	2,892,482
National Beverage Corp.	93,795	795,382
Peet’s Coffee & Tea Inc.(a)(b)	126,731	3,537,062

		21,503,527
BIOTECHNOLOGY – 2.39%
Acorda Therapeutics Inc.(a)	231,394	4,246,080
Affymax Inc.(a)	39,693	1,074,093
Affymetrix Inc.(a)(b)	636,308	16,143,134
Alexion Pharmaceuticals Inc.(a)(b)	337,637	21,997,051
AMAG Pharmaceuticals Inc.(a)	155,406	8,889,223
American Oriental Bioengineering Inc.(a)	496,096	5,531,470
Arena Pharmaceuticals Inc.(a)(b)	565,792	6,195,422
ARIAD Pharmaceuticals Inc.(a)	636,985	2,949,241
ArQule Inc.(a)	361,339	2,576,347
BioMimetic Therapeutics Inc.(a)	98,918	1,319,566
Bio-Rad Laboratories Inc. Class A(a)	173,220	15,676,410
Cambrex Corp.	265,975	2,896,468
Celera Group(a)	731,410	10,283,625
Cell Genesys Inc.(a)(b)	675,968	2,582,198
CryoLife Inc.(a)	227,399	2,148,921
Cytokinetics Inc.(a)	302,488	1,548,739
Encysive Pharmaceuticals Inc.(a)	550,165	830,749
Enzo Biochem Inc.(a)	288,618	3,275,814
Enzon Pharmaceuticals Inc.(a)(b)	408,731	3,600,920
Exelixis Inc.(a)	897,977	9,509,576
Genomic Health Inc.(a)(b)	126,486	2,427,266
GenVec Inc.(a)(b)	611,081	1,436,040
Geron Corp.(a)(b)	676,527	4,952,178
GTx Inc.(a)	156,145	2,542,041
Halozyme Therapeutics Inc.(a)(b)	597,495	5,192,232
Human Genome Sciences Inc.(a)	1,245,377	12,814,929
Illumina Inc.(a)	497,053	25,787,110
Immunomedics Inc.(a)	533,734	1,222,251
Incyte Corp.(a)	779,924	5,576,457
Integra LifeSciences Holdings Corp.(a)(b)	167,017	8,113,686
InterMune Inc.(a)	251,570	4,812,534
Keryx Biopharmaceuticals Inc.(a)	404,952	4,025,223
Kosan Biosciences Inc.(a)	392,866	1,968,259
LifeCell Corp.(a)	314,322	11,809,078
Martek Biosciences Corp.(a)	299,193	8,685,573
Maxygen Inc.(a)	225,524	1,535,818
Medivation Inc.(a)	198,328	3,976,476
Molecular Insight Pharmaceuticals Inc.(a)	47,511	322,600
Momenta Pharmaceuticals Inc.(a)(b)	220,144	2,507,440
Myriad Genetics Inc.(a)(b)	399,222	20,819,427

Nektar Therapeutics(a)(b)	850,806	7,512,617
Novacea Inc.(a)	61,880	495,659
Omrix Biopharmaceuticals Inc.(a)	127,153	4,489,772
Orexigen Therapeutics Inc.(a)(b)	67,200	887,712
Protalix BioTherapeutics Inc.(a)	44,206	1,527,759
Regeneration Technologies Inc.(a)	276,036	2,959,106
Regeneron Pharmaceuticals Inc.(a)	590,408	10,509,262
Savient Pharmaceuticals Inc.(a)	492,776	7,169,891
Seattle Genetics Inc.(a)	452,849	5,090,023
SuperGen Inc.(a)	493,168	2,140,349
Telik Inc.(a)(b)	483,308	1,406,426
Tercica Inc.(a)(b)	305,657	1,895,073
XOMA Ltd.(a)	1,224,834	4,176,684

		304,061,998
BUILDING MATERIALS – 0.83%
AAON Inc.	128,452	2,534,358
Apogee Enterprises Inc.	267,138	6,929,560
Builders FirstSource Inc.(a)	140,858	1,518,449
Comfort Systems USA Inc.	380,285	5,400,047
Drew Industries Inc.(a)	168,467	6,853,238
Genlyte Group Inc. (The)(a)	263,844	16,954,615
Goodman Global Inc.(a)	349,176	8,338,323
Interline Brands Inc.(a)	256,876	5,905,579
LSI Industries Inc.	170,436	3,497,347
NCI Building Systems Inc.(a)(b)	187,142	8,086,406
PGT Inc.(a)(b)	95,734	759,171
Simpson Manufacturing Co. Inc.(b)	342,212	10,899,452
Texas Industries Inc.	253,241	19,879,418
Trex Co. Inc.(a)(b)	109,694	1,219,797
U.S. Concrete Inc.(a)	315,168	2,076,957
Universal Forest Products Inc.	154,903	4,631,600

		105,484,317
CHEMICALS – 2.28%
American Vanguard Corp.(b)	169,070	3,300,246
Arch Chemicals Inc.	225,552	10,573,878
Balchem Corp.	165,451	3,376,855
CF Industries Holdings Inc.	513,464	38,977,052
Ferro Corp.	402,720	8,046,346
Fuller (H.B.) Co.	562,511	16,695,326
Georgia Gulf Corp.(b)	319,478	4,440,744
Grace (W.R.) & Co.(a)	649,828	17,454,380
Hercules Inc.	1,081,074	22,724,175
Innophos Holdings Inc.	192,842	2,938,912
Innospec Inc.	222,914	5,077,981
Kronos Worldwide Inc.	22,586	426,424
Landec Corp.(a)	201,216	3,110,799
Minerals Technologies Inc.	177,045	11,862,015
NewMarket Corp.	141,882	7,006,133
NL Industries Inc.	65,597	743,214
Olin Corp.	683,918	15,306,085
OM Group Inc.(a)	276,377	14,595,469
PolyOne Corp.(a)	863,181	6,447,962
Rockwood Holdings Inc.(a)	325,125	11,649,229
Schulman (A.) Inc.	250,553	4,943,411
Sensient Technologies Corp.	436,010	12,587,609
ShengdaTech Inc.(a)(b)	263,628	1,589,677
Spartech Corp.	296,648	5,060,815
Stepan Co.	57,863	1,788,545
Symyx Technologies Inc.(a)	307,968	2,676,242
Terra Industries Inc.(a)(b)	860,887	26,911,328
Tronox Inc. Class B	385,198	3,478,338
UAP Holding Corp.	477,394	14,971,076

Valhi Inc.	62,276	1,479,055
Zoltek Companies Inc.(a)(b)	231,528	10,101,567

		290,340,888
COAL – 0.15%
Alpha Natural Resources Inc.(a)	607,915	14,121,865
International Coal Group Inc.(a)(b)	1,179,754	5,238,108

		19,359,973
COMMERCIAL SERVICES – 6.23%
Aaron Rents Inc.	428,718	9,560,411
ABM Industries Inc.	402,006	8,032,080
Administaff Inc.	216,944	7,875,067
Advance America Cash Advance Centers Inc.	619,460	6,609,638
Advisory Board Co. (The)(a)(b)	167,577	9,798,227
Albany Molecular Research Inc.(a)	226,859	3,425,571
AMN Healthcare Services Inc.(a)	322,003	6,031,116
Arbitron Inc.	277,586	12,585,749
Arrowhead Research Corp.(a)(b)	311,920	1,575,196
Bankrate Inc.(a)(b)	104,517	4,820,324
Barrett Business Services Inc.	68,684	1,636,740
BearingPoint Inc.(a)(b)	1,870,696	7,576,319
Bowne & Co. Inc.	256,243	4,269,008
Bright Horizons Family Solutions Inc.(a)	242,636	10,394,526
Capella Education Co.(a)	99,683	5,573,277
CBIZ Inc.(a)	440,214	3,499,701
CDI Corp.	119,864	3,341,808
Cenveo Inc.(a)	497,975	10,771,199
Chemed Corp.	221,839	13,789,512
Clayton Holdings Inc.(a)	110,527	885,321
Coinmach Service Corp. Class A	269,918	3,236,317
Coinstar Inc.(a)	257,974	8,299,024
Compass Diversified Holdings	196,273	3,152,144
Consolidated Graphics Inc.(a)	97,754	6,137,974
Corinthian Colleges Inc.(a)	803,675	12,786,469
Cornell Companies Inc.(a)	98,276	2,314,400
CorVel Corp.(a)	70,330	1,626,030
CoStar Group Inc.(a)(b)	178,137	9,521,423
CPI Corp.	48,535	1,869,568
CRA International Inc.(a)	108,682	5,237,386
Cross Country Healthcare Inc.(a)	297,740	5,201,518
Deluxe Corp.	481,306	17,731,313
DeVry Inc.	555,854	20,572,157
Diamond Management & Technology Consultants Inc.	261,800	2,408,560
Dollar Financial Corp.(a)	148,977	4,250,314
Dollar Thrifty Automotive Group Inc.(a)	220,038	7,633,118
DynCorp International Inc.(a)	231,932	5,359,949
Electro Rent Corp.	160,350	2,246,503
Emergency Medical Services LP(a)	86,512	2,616,988
Euronet Worldwide Inc.(a)	425,175	12,657,460
ExlService Holdings Inc.(a)	209,760	4,459,498
Exponent Inc.(a)	137,884	3,459,510
First Advantage Corp. Class A(a)	68,534	1,210,996
Forrester Research Inc.(a)	140,308	3,307,060
FTI Consulting Inc.(a)(b)	396,256	19,935,639
Gartner Inc.(a)	639,759	15,648,505
GEO Group Inc. (The)(a)	467,653	13,847,205
Gevity HR Inc.	227,465	2,331,516
Global Cash Access Inc.(a)	410,303	4,345,109
Great Lakes Dredge & Dock Corp.(a)	108,101	946,965
H&E Equipment Services Inc.(a)	165,120	2,968,858
Healthcare Services Group Inc.	385,907	7,822,335
HealthSpring Inc.(a)	443,781	8,653,729
Heartland Payment Systems Inc.(b)	151,557	3,895,015

Heidrick & Struggles International Inc.	166,997	6,087,041
HMS Holdings Corp.(a)	195,156	4,802,789
Home Solutions of America Inc.(a)(b)	362,783	1,229,834
Hudson Highland Group Inc.(a)	234,591	2,986,343
Huron Consulting Group Inc.(a)	172,914	12,557,015
ICT Group Inc.(a)	76,017	1,019,388
Integrated Electrical Services Inc.(a)	124,100	3,178,201
Interactive Data Corp.	334,766	9,440,401
Jackson Hewitt Tax Service Inc.	278,962	7,799,778
Kelly Services Inc. Class A	216,290	4,284,705
Kendle International Inc.(a)	117,935	4,897,841
Kenexa Corp.(a)	234,521	7,218,556
Kforce Inc.(a)	300,982	3,870,629
Korn/Ferry International(a)	442,122	7,299,434
Labor Ready Inc.(a)	430,773	7,973,608
Landauer Inc.	85,415	4,352,748
LECG Corp.(a)	234,328	3,491,487
Lincoln Educational Services Corp.(a)	44,131	575,468
Live Nation Inc.(a)(b)	607,781	12,915,346
MAXIMUS Inc.	203,002	8,846,827
McGrath RentCorp	233,714	7,768,653
Michael Baker Corp.(a)	66,971	3,282,249
Midas Inc.(a)	137,201	2,588,983
Monro Muffler Brake Inc.	116,692	3,943,023
Morningstar Inc.(a)	114,158	7,009,301
MPS Group Inc.(a)	951,118	10,604,966
Multi-Color Corp.	75,946	1,733,088
Navigant Consulting Inc.(a)	440,565	5,577,553
Net 1 UEPS Technologies Inc.(a)	387,906	10,539,406
Odyssey Marine Exploration Inc.(a)	380,232	2,353,636
On Assignment Inc.(a)	326,118	3,045,942
PAREXEL International Corp.(a)	258,100	10,651,787
PeopleSupport Inc.(a)(b)	218,262	2,610,414
PharmaNet Development Group Inc.(a)	173,190	5,027,706
PHH Corp.(a)	496,284	13,042,344
PRA International(a)	184,379	5,420,743
Premier Exhibitions Inc.(a)	271,574	4,095,336
Pre-Paid Legal Services Inc.(a)(b)	83,521	4,632,075
Protection One Inc.(a)	60,177	807,575
Providence Service Corp. (The)(a)	107,528	3,157,022
QC Holdings Inc.	72,951	1,054,142
Rent-A-Center Inc.(a)	652,589	11,831,439
Resources Connection Inc.	454,750	10,527,462
Rollins Inc.	262,885	7,016,401
RSC Holdings Inc.(a)	193,077	3,166,463
SAIC Inc.(a)	1,051,390	20,176,174
Senomyx Inc.(a)	281,548	3,448,963
Sotheby’s Holdings Inc. Class A	612,644	29,278,257
Source Interlink Companies Inc.(a)(b)	316,963	1,115,710
Spherion Corp.(a)	523,537	4,324,416
Standard Parking Corp.(a)	45,359	1,804,835
Steiner Leisure Ltd.(a)	158,473	6,877,728
Stewart Enterprises Inc. Class A	877,132	6,683,746
Strayer Education Inc.	134,662	22,708,053
Team Inc.(a)	147,175	4,029,651
TeleTech Holdings Inc.(a)	387,726	9,270,529
TNS Inc.	224,637	3,607,670
Universal Technical Institute Inc.(a)	218,396	3,931,128
Valassis Communications Inc.(a)(b)	444,811	3,967,714
Viad Corp.	195,560	7,040,160
VistaPrint Ltd.(a)	400,034	14,949,271
Volt Information Sciences Inc.(a)	131,638	2,322,094
Watson Wyatt Worldwide Inc.	396,619	17,824,058
Wright Express Corp.(a)	370,434	13,517,137

		792,933,787

COMPUTERS – 2.46%
Agilysys Inc.	286,300	4,838,470
Ansoft Corp.(a)	157,837	5,205,464
CACI International Inc. Class A(a)	286,555	14,640,095
CIBER Inc.(a)	503,892	3,935,397
COMSYS IT Partners Inc.(a)	162,816	2,736,937
Comtech Group Inc.(a)	182,423	3,321,923
Cray Inc.(a)	300,865	2,166,228
Data Domain Inc.(a)	83,737	2,591,660
Echelon Corp.(a)(b)	277,697	6,945,202
Electronics For Imaging Inc.(a)	526,925	14,153,205
Gateway Inc.(a)	2,991,293	5,623,631
Henry (Jack) & Associates Inc.	730,015	18,878,188
Hutchinson Technology Inc.(a)	241,709	5,946,041
iGATE Corp.(a)	201,809	1,729,503
IHS Inc. Class A(a)	291,748	16,480,845
Imation Corp.	326,559	8,010,492
Immersion Corp.(a)	260,160	4,261,421
Integral Systems Inc.	103,154	2,216,779
Intervoice Inc.(a)	360,750	3,387,442
Isilon Systems Inc.(a)(b)	79,637	613,205
Limelight Networks Inc.(a)	179,796	1,578,609
LivePerson Inc.(a)	339,101	2,088,862
Magma Design Automation Inc.(a)	377,299	5,308,597
Manhattan Associates Inc.(a)	250,278	6,860,120
Mentor Graphics Corp.(a)	793,575	11,982,982
Mercury Computer Systems Inc.(a)(b)	206,122	2,118,934
MICROS Systems Inc.(a)	375,673	24,445,042
MTS Systems Corp.	164,608	6,847,693
Ness Technologies Inc.(a)	316,812	3,459,587
Netezza Corp.(a)	98,611	1,233,624
On2 Technologies Inc.(a)(b)	1,040,964	1,207,518
Palm Inc.(b)	959,314	15,608,039
Perot Systems Corp. Class A(a)	809,724	13,692,433
Quantum Corp.(a)	1,819,338	6,185,749
Rackable Systems Inc.(a)	265,732	3,446,544
Radiant Systems Inc.(a)	243,661	3,857,154
RadiSys Corp.(a)	203,229	2,530,201
Rimage Corp.(a)	93,825	2,105,433
SI International Inc.(a)	121,739	3,478,083
Sigma Designs Inc.(a)(b)	213,423	10,295,526
Silicon Graphics Inc.(a)	60,176	1,188,476
Silicon Storage Technology Inc.(a)	841,860	2,710,789
SMART Modular Technologies (WWH) Inc.(a)	465,537	3,328,590
SRA International Inc. Class A(a)	383,142	10,758,627
STEC Inc.(a)	300,086	2,289,656
Stratasys Inc.(a)	191,532	5,278,622
Super Micro Computer Inc.(a)	85,516	834,636
Sykes Enterprises Inc.(a)	305,419	5,073,010
Synaptics Inc.(a)	238,056	11,369,555
Syntel Inc.	116,904	4,860,868
3D Systems Corp.(a)(b)	163,497	3,861,799
Tyler Technologies Inc.(a)	361,589	4,827,213
Virtusa Corp.(a)	42,906	643,590

		313,038,289
COSMETICS & PERSONAL CARE – 0.17%
Chattem Inc.(a)	157,334	11,095,194
Elizabeth Arden Inc.(a)	226,312	6,101,372
Inter Parfums Inc.	79,375	1,878,806
Revlon Inc. Class A(a)	1,817,611	2,090,253

		21,165,625

DISTRIBUTION & WHOLESALE – 0.83%
Beacon Roofing Supply Inc.(a)(b)	411,259	4,203,067
Beijing Med-Pharm Corp.(a)(b)	247,094	2,878,645
BlueLinx Holdings Inc.(b)	105,716	744,241
Brightpoint Inc.(a)	472,042	7,085,350
Building Materials Holding Corp.	272,653	2,884,669
Central European Distribution Corp.(a)	327,696	15,699,915
Core-Mark Holding Co. Inc.(a)	84,967	2,993,387
Houston Wire & Cable Co.	156,445	2,833,219
LKQ Corp.(a)	421,163	14,660,684
MWI Veterinary Supply Inc.(a)	79,205	2,989,989
NuCO2 Inc.(a)	142,746	3,674,282
Owens & Minor Inc.	375,638	14,308,051
ScanSource Inc.(a)	238,867	6,714,551
United Stationers Inc.(a)	258,229	14,336,874
Watsco Inc.	212,397	9,861,593

		105,868,517
DIVERSIFIED FINANCIAL SERVICES – 2.12%
Accredited Home Lenders Holding Co.(a)	147,492	1,721,232
Advanta Corp. Class B	343,870	9,428,915
Ampal-American Israel Corp. Class A(a)(b)	159,481	896,283
Asset Acceptance Capital Corp.	139,111	1,613,688
Asta Funding Inc.(b)	104,496	4,004,287
Calamos Asset Management Inc. Class A	216,447	6,110,299
Centerline Holding Co.(b)	472,670	7,255,484
Cohen & Steers Inc.	162,385	6,013,117
CompuCredit Corp.(a)(b)	189,010	4,103,407
Cowen Group Inc.(a)	146,638	2,026,537
Credit Acceptance Corp.(a)(b)	47,021	1,086,185
Delta Financial Corp.(b)	150,283	737,890
Encore Capital Group Inc.(a)(b)	148,383	1,750,919
Epoch Holding Corp.(a)	79,869	1,124,556
eSpeed Inc.(a)	179,704	1,532,875
Evercore Partners Inc. Class A	85,175	2,239,251
FBR Capital Markets Corp.(a)	302,622	3,897,771
FCStone Group Inc.(a)	82,449	2,660,629
Federal Agricultural Mortgage Corp.	95,844	2,813,980
Financial Federal Corp.	249,646	6,992,584
Friedman, Billings, Ramsey Group Inc. Class A	1,495,781	6,895,550
GAMCO Investors Inc. Class A	51,381	2,815,679
GFI Group Inc.(a)	148,650	12,801,738
Greenhill & Co. Inc.(b)	176,648	10,784,360
Interactive Brokers Group Inc.(a)	371,138	9,746,084
International Securities Exchange Holdings Inc.	360,540	23,965,094
KBW Inc.(a)(b)	271,562	7,815,554
Knight Capital Group Inc. Class A(a)	963,349	11,521,654
LaBranche & Co. Inc.(a)	492,043	2,302,761
Landenburg Thalmann Financial Services Inc.(a)(b)	911,667	1,786,867
MarketAxess Holdings Inc.(a)	288,521	4,327,815
National Financial Partners Corp.	349,330	18,507,503
Nelnet Inc. Class A	162,274	2,959,878
NewStar Financial Inc.(a)	127,248	1,430,268
Ocwen Financial Corp.(a)	329,442	3,106,638
optionsXpress Holdings Inc.	405,246	10,593,130
Penson Worldwide Inc.(a)	134,857	2,492,157
Piper Jaffray Companies(a)	175,226	9,392,114
Portfolio Recovery Associates Inc.(b)	148,430	7,877,180
Sanders Morris Harris Group Inc.	171,466	1,740,380
Stewart (W.P.) & Co. Ltd.	203,227	2,016,012
Stifel Financial Corp.(a)(b)	138,724	8,023,796
SWS Group Inc.	207,490	3,670,498

Thomas Weisel Partners Group Inc.(a)	200,370	2,907,369
TradeStation Group Inc.(a)	268,760	3,136,429
U.S. Global Investors Inc. Class A(b)	109,234	2,077,631
Waddell & Reed Financial Inc. Class A	778,129	21,032,827
World Acceptance Corp.(a)	162,677	5,381,355

		269,118,210
ELECTRIC – 1.73%
ALLETE Inc.	237,909	10,648,807
Aquila Inc.(a)	3,475,060	13,934,991
Avista Corp.	489,381	9,958,903
Black Hills Corp.	349,267	14,326,932
Central Vermont Public Service Corp.	94,424	3,450,253
CH Energy Group Inc.	146,325	6,994,335
Cleco Corp.	553,566	13,988,613
El Paso Electric Co.(a)	424,795	9,825,508
Empire District Electric Co. (The)	281,857	6,367,150
EnerNOC Inc.(a)	34,399	1,313,354
IDACORP Inc.	407,968	13,356,872
ITC Holdings Corp.	394,047	19,525,029
MGE Energy Inc.	196,967	6,586,576
NorthWestern Corp.	333,218	9,053,533
Ormat Technologies Inc.	127,458	5,906,404
Otter Tail Corp.	275,830	9,833,339
Pike Electric Corp.(a)	164,743	3,090,579
PNM Resources Inc.	711,172	16,556,084
Portland General Electric Co.	282,975	7,866,705
UIL Holdings Corp.	233,415	7,352,572
UniSource Energy Corp.	327,316	9,783,475
Westar Energy Inc.	823,855	20,233,879

		219,953,893
ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
Advanced Energy Industries Inc.(a)	332,629	5,022,698
American Superconductor Corp.(a)(b)	376,849	7,717,868
Belden Inc.	417,720	19,595,245
Coleman Cable Inc.(a)	77,027	1,066,054
Encore Wire Corp.(b)	216,751	5,446,953
Energy Conversion Devices Inc.(a)(b)	367,473	8,348,987
EnerSys Inc.(a)	198,701	3,530,917
GrafTech International Ltd.(a)	966,973	17,250,798
Greatbatch Inc.(a)	207,230	5,510,246
Insteel Industries Inc.	169,435	2,600,827
Lamson & Sessions Co. (The)(a)	131,508	3,545,456
Littelfuse Inc.(a)	206,342	7,364,346
Medis Technologies Ltd.(a)(b)	212,165	2,758,145
Powell Industries Inc.(a)	74,850	2,836,066
Power-One Inc.(a)	650,797	3,319,065
Superior Essex Inc.(a)	189,527	7,065,567
Universal Display Corp.(a)(b)	251,091	4,449,333
Vicor Corp.	179,985	2,181,418

		109,609,989
ELECTRONICS – 2.91%
American Science and Engineering Inc.(b)	85,177	5,337,191
Analogic Corp.	129,511	8,257,621
Badger Meter Inc.(b)	132,220	4,237,651
Bel Fuse Inc. Class B	110,332	3,824,107
Benchmark Electronics Inc.(a)	673,562	16,077,925
Brady Corp. Class A	467,356	16,768,733
Checkpoint Systems Inc.(a)	365,780	9,652,934
Cogent Inc.(a)(b)	404,113	6,336,492
Coherent Inc.(a)	291,468	9,350,293
CTS Corp.	333,098	4,296,964

Cubic Corp.	144,301	6,085,173
Cymer Inc.(a)	296,364	11,377,414
Daktronics Inc.(b)	294,989	8,029,601
Dionex Corp.(a)	176,410	14,017,539
Eagle Test Systems Inc.(a)	113,146	1,450,532
Electro Scientific Industries Inc.(a)	271,190	6,497,712
Excel Technology Inc.(a)	112,968	2,818,552
FARO Technologies Inc.(a)	153,901	6,794,729
FEI Co.(a)	363,251	11,416,979
FLIR Systems Inc.(a)	614,671	34,046,627
II-VI Inc.(a)	219,843	7,591,179
Ionatron Inc.(a)(b)	292,969	1,004,884
Itron Inc.(a)	278,274	25,898,961
KEMET Corp.(a)	779,587	5,729,964
L-1 Identity Solutions Inc.(a)(b)	549,352	10,355,285
LoJack Corp.(a)	174,207	3,302,965
Measurement Specialties Inc.(a)	132,445	3,695,215
Methode Electronics Inc.	339,508	5,109,595
Multi-Fineline Electronix Inc.(a)(b)	77,033	1,142,399
OSI Systems Inc.(a)	140,666	3,166,392
OYO Geospace Corp.(a)	36,881	3,419,238
Park Electrochemical Corp.	187,532	6,297,325
Plexus Corp.(a)	429,775	11,775,835
Rofin-Sinar Technologies Inc.(a)	144,151	10,120,842
Rogers Corp.(a)	163,995	6,754,954
Sonic Solutions Inc.(a)	206,089	2,157,752
Stoneridge Inc.(a)	130,602	1,332,140
Taser International Inc.(a)(b)	575,972	9,037,001
Technitrol Inc.	378,364	10,196,910
TTM Technologies Inc.(a)	392,100	4,536,597
Varian Inc.(a)	284,332	18,086,359
Watts Water Technologies Inc. Class A	291,544	8,950,401
Woodward Governor Co.	277,956	17,344,454
X-Rite Inc.	270,088	3,900,071
Zygo Corp.(a)	151,197	1,970,097

		369,551,584
ENERGY - ALTERNATE SOURCES – 0.31%
Aventine Renewable Energy Holdings Inc.(a)	278,935	2,948,343
Clean Energy Fuels Corp.(a)	92,476	1,400,087
Comverge Inc.(a)	54,973	1,806,413
Evergreen Energy Inc.(a)(b)	776,192	3,958,579
Evergreen Solar Inc.(a)(b)	793,541	7,086,321
FuelCell Energy Inc.(a)(b)	615,036	5,498,422
Headwaters Inc.(a)(b)	365,741	5,442,226
MGP Ingredients Inc.	91,465	939,346
Nova Biosource Fuels Inc.(a)(b)	287,738	808,544
Pacific Ethanol Inc.(a)(b)	330,076	3,175,331
US BioEnergy Corp.(a)	106,573	821,678
VeraSun Energy Corp.(a)(b)	306,200	3,368,200
Verenium Corp.(a)(b)	376,297	1,986,848

		39,240,338
ENGINEERING & CONSTRUCTION – 0.90%
AECOM Technology Corp.(a)	397,625	13,889,041
Dycom Industries Inc.(a)	378,648	11,597,988
EMCOR Group Inc.(a)(b)	591,431	18,547,276
ENGlobal Corp.(a)(b)	154,505	1,762,902
Granite Construction Inc.	333,997	17,708,521
Insituform Technologies Inc. Class A(a)(b)	253,238	3,856,815
Layne Christensen Co.(a)	128,709	7,140,775
Perini Corp.(a)	247,600	13,848,268
Stanley Inc.(a)	74,133	2,042,364
Washington Group International Inc.(a)	270,510	23,753,483

		114,147,433

ENTERTAINMENT – 0.86%
Bally Technologies Inc.(a)	493,934	17,500,082
Bluegreen Corp.(a)	195,849	1,517,830
Carmike Cinemas Inc.(b)	116,667	2,143,173
Churchill Downs Inc.	87,833	4,388,137
Cinemark Holdings Inc.	259,945	4,824,579
Dover Downs Gaming & Entertainment Inc.	144,603	1,502,425
Great Wolf Resorts Inc.(a)	284,871	3,521,006
Isle of Capri Casinos Inc.(a)(b)	148,877	2,895,658
Lakes Entertainment Inc.(a)	164,931	1,571,792
Macrovision Corp.(a)	491,861	12,114,536
Magna Entertainment Corp. Class A(a)	369,353	838,431
National CineMedia Inc.	389,727	8,729,885
Pinnacle Entertainment Inc.(a)	553,558	15,073,384
Shuffle Master Inc.(a)(b)	327,054	4,889,457
Six Flags Inc.(a)(b)	652,472	2,257,553
Speedway Motorsports Inc.	129,294	4,783,878
Steinway Musical Instruments Inc.	74,548	2,208,112
Vail Resorts Inc.(a)(b)	291,347	18,148,005

		108,907,923
ENVIRONMENTAL CONTROL – 0.72%
American Ecology Corp.	150,708	3,193,503
Calgon Carbon Corp.(a)(b)	372,828	5,204,679
Casella Waste Systems Inc. Class A(a)	210,500	2,639,670
Clean Harbors Inc.(a)	153,815	6,847,844
Darling International Inc.(a)	750,491	7,422,356
Fuel Tech Inc.(a)(b)	160,883	3,553,905
Metal Management Inc.	237,584	12,877,053
Mine Safety Appliances Co.	260,832	12,287,796
Rentech Inc.(a)	1,509,920	3,261,427
Tetra Tech Inc.(a)	538,803	11,379,519
Waste Connections Inc.(a)	636,752	20,223,244
Waste Holdings Inc.	47,216	1,351,322
Waste Services Inc.(a)	179,738	1,745,256

		91,987,574
FOOD – 1.52%
American Dairy Inc.(a)(b)	59,865	1,167,966
Arden Group Inc. Class A	10,466	1,460,321
Benihana Inc.(a)	113,813	1,970,103
Cal-Maine Foods Inc.	116,779	2,947,502
Chiquita Brands International Inc.(a)(b)	394,017	6,237,289
Flowers Foods Inc.	711,817	15,517,611
Fresh Del Monte Produce Inc.	263,515	7,576,056
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	182,224	5,550,543
Hain Celestial Group Inc.(a)(b)	368,008	11,824,097
Imperial Sugar Co.(b)	109,223	2,853,997
Ingles Markets Inc. Class A	115,185	3,301,202
J&J Snack Foods Corp.	130,048	4,528,271
Lance Inc.	287,669	6,622,140
M&F Worldwide Corp.(a)(b)	112,534	5,648,081
Nash Finch Co.(b)	124,671	4,965,646
Pathmark Stores Inc.(a)	297,814	3,797,128
Performance Food Group Co.(a)	327,715	9,874,053
Pilgrim’s Pride Corp.	374,786	13,016,318
Ralcorp Holdings Inc.(a)	250,811	14,000,270
Ruddick Corp.	381,116	12,782,631
Sanderson Farms Inc.	156,900	6,538,023
Seaboard Corp.	3,292	6,452,320
Spartan Stores Inc.	201,071	4,530,130
Tootsie Roll Industries Inc.	331,268	8,788,540

TreeHouse Foods Inc.(a)	289,474	7,830,272
United Natural Foods Inc.(a)	396,999	10,806,313
Village Super Market Inc. Class A	28,504	1,482,208
Weis Markets Inc.	115,195	4,917,675
Winn-Dixie Stores Inc.(a)(b)	317,701	5,947,363

		192,934,069
FOREST PRODUCTS & PAPER – 0.53%
Bowater Inc.(b)	521,720	7,784,062
Buckeye Technologies Inc.(a)	352,782	5,341,119
Deltic Timber Corp.	97,391	5,543,496
Glatfelter (P.H.) Co.	417,984	6,202,883
Mercer International Inc.(a)	295,315	2,790,727
Neenah Paper Inc.	137,765	4,558,644
Potlatch Corp.	361,953	16,298,744
Rock-Tenn Co. Class A	325,708	9,412,961
Schweitzer-Mauduit International Inc.	146,007	3,401,963
Wausau Paper Corp.	412,570	4,600,155
Xerium Technologies Inc.	180,150	972,810

		66,907,564
GAS – 0.85%
EnergySouth Inc.	65,898	3,322,577
Laclede Group Inc. (The)	200,560	6,474,077
New Jersey Resources Corp.	259,668	12,876,936
Nicor Inc.	417,542	17,912,552
Northwest Natural Gas Co.	250,366	11,441,726
Piedmont Natural Gas Co.	691,758	17,356,208
SEMCO Energy Inc.(a)	329,617	2,600,678
South Jersey Industries Inc.	273,445	9,515,886
Southwest Gas Corp.	391,035	11,062,380
WGL Holdings Inc.	456,567	15,473,056

		108,036,076
HAND & MACHINE TOOLS – 0.33%
Baldor Electric Co.	424,460	16,957,177
Franklin Electric Co. Inc.(b)	179,026	7,359,759
Raser Technologies Inc.(a)(b)	288,450	3,718,120
Regal Beloit Corp.	296,352	14,192,297

		42,227,353
HEALTH CARE - PRODUCTS – 4.06%
Abaxis Inc.(a)	194,340	4,362,933
ABIOMED Inc.(a)	268,467	3,337,045
Accuray Inc.(a)	152,186	2,657,168
Align Technology Inc.(a)(b)	548,844	13,902,219
American Medical Systems Holdings Inc.(a)(b)	668,482	11,330,770
AngioDynamics Inc.(a)	195,121	3,678,031
Arrow International Inc.	246,512	11,213,831
ArthroCare Corp.(a)	255,055	14,255,024
Aspect Medical Systems Inc.(a)(b)	143,990	1,953,944
Bruker BioSciences Corp.(a)	603,234	5,308,459
Cantel Medical Corp.(a)	106,848	1,667,897
Cepheid Inc.(a)(b)	510,999	11,650,777
Conceptus Inc.(a)	273,092	5,183,286
CONMED Corp.(a)(b)	262,531	7,348,243
Cutera Inc.(a)	125,816	3,297,637
Cyberonics Inc.(a)	205,885	2,870,037
Cynosure Inc. Class A(a)	70,353	2,596,026
Datascope Corp.	119,490	4,039,957
DJO Inc.(a)	218,548	10,730,707
ev3 Inc.(a)(b)	163,702	2,687,987
FoxHollow Technologies Inc.(a)	183,783	4,851,871
Haemonetics Corp.(a)	246,196	12,167,006

Hansen Medical Inc.(a)(b)	88,878	2,409,483
Hologic Inc.(a)(b)	499,631	30,477,491
ICU Medical Inc.(a)	119,996	4,649,845
Immucor Inc.(a)	638,687	22,833,060
Insulet Corp.(a)	72,343	1,573,460
Invacare Corp.	267,210	6,247,370
Inverness Medical Innovations Inc.(a)	494,773	27,370,842
Kensey Nash Corp.(a)	110,528	2,885,886
Kyphon Inc.(a)	422,338	29,563,660
LCA-Vision Inc.	186,291	5,475,092
Luminex Corp.(a)(b)	332,710	5,017,267
Masimo Corp.(a)	133,491	3,425,379
Medical Action Industries Inc.(a)	129,179	3,056,375
Mentor Corp.(b)	313,540	14,438,517
Meridian Bioscience Inc.	368,381	11,169,312
Merit Medical Systems Inc.(a)	254,444	3,302,683
Metabolix Inc.(a)	134,090	3,253,023
Micrus Endovascular Corp.(a)	139,190	2,543,001
Minrad International Inc.(a)	435,224	2,084,723
Natus Medical Inc.(a)	199,991	3,187,857
Northstar Neuroscience Inc.(a)	180,555	2,014,994
NuVasive Inc.(a)(b)	320,223	11,505,612
NxStage Medical Inc.(a)(b)	187,931	2,723,120
Oakley Inc.	228,231	6,625,546
OraSure Technologies Inc.(a)	429,577	4,317,249
Orthofix International NV(a)	153,426	7,513,271
Palomar Medical Technologies Inc.(a)	170,076	4,845,465
PolyMedica Corp.	211,056	11,084,661
PSS World Medical Inc.(a)	623,314	11,923,997
Quidel Corp.(a)	266,399	5,210,764
Sirona Dental Systems Inc.(a)	155,525	5,547,577
Sonic Innovations Inc.(a)	243,953	2,237,049
SonoSite Inc.(a)	153,998	4,700,019
Spectranetics Corp.(a)	289,672	3,904,779
Stereotaxis Inc.(a)(b)	242,931	3,350,018
Steris Corp.	604,394	16,518,088
SurModics Inc.(a)(b)	140,776	6,899,432
Symmetry Medical Inc.(a)	327,762	5,473,625
Thoratec Corp.(a)	493,577	10,212,108
TomoTherapy Inc.(a)	108,878	2,529,236
Ventana Medical Systems Inc.(a)	248,810	21,375,267
Visicu Inc.(a)	140,958	1,068,462
Vital Images Inc.(a)	158,157	3,087,225
Vital Sign Inc.	100,545	5,242,416
Volcano Corp.(a)	220,198	3,620,055
West Pharmaceutical Services Inc.	305,978	12,747,043
Wright Medical Group Inc.(a)	328,746	8,816,968
Zoll Medical Corp.(a)	189,438	4,910,233

		516,059,460
HEALTH CARE - SERVICES – 1.67%
Air Methods Corp.(a)	96,870	4,475,394
Alliance Imaging Inc.(a)(b)	236,527	2,142,935
Amedisys Inc.(a)	240,833	9,252,804
American Dental Partners Inc.(a)	116,424	3,261,036
AMERIGROUP Corp.(a)	489,274	16,870,168
AmSurg Corp.(a)	283,535	6,541,152
Apria Healthcare Group Inc.(a)	404,881	10,530,955
Assisted Living Concepts Inc.(a)	558,774	5,107,194
Bio-Reference Laboratories Inc.(a)	103,097	3,480,555
Capital Senior Living Corp.(a)	214,657	1,807,412
Centene Corp.(a)	404,672	8,704,495
Emeritus Corp.(a)	86,165	2,335,071
Gentiva Health Services Inc.(a)	256,526	4,927,864

HealthSouth Corp.(a)(b)	730,299	12,787,535
Healthways Inc.(a)(b)	325,050	17,542,948
Hythiam Inc.(a)(b)	281,597	2,095,082
Kindred Healthcare Inc.(a)	282,009	5,050,781
LHC Group Inc.(a)	134,830	2,894,800
Magellan Health Services Inc.(a)	362,635	14,715,728
Matria Healthcare Inc.(a)	197,922	5,177,640
MedCath Corp.(a)	93,586	2,569,872
Molina Healthcare Inc.(a)	126,840	4,600,487
National Healthcare Corp.	64,826	3,331,408
NightHawk Radiology Holdings Inc.(a)(b)	195,757	4,798,004
Odyssey Healthcare Inc.(a)	313,267	3,010,496
Psychiatric Solutions Inc.(a)	503,480	19,776,694
Radiation Therapy Services Inc.(a)	120,512	2,509,060
RehabCare Group Inc.(a)	161,931	2,848,366
Res-Care Inc.(a)	226,156	5,165,403
Skilled Healthcare Group Inc. Class A(a)	207,885	3,274,189
Sun Healthcare Group Inc.(a)	398,596	6,660,539
Sunrise Senior Living Inc.(a)	414,680	14,667,232

		212,913,299
HOLDING COMPANIES - DIVERSIFIED – 0.31%
Aldabra Acquisition Corp.(a)	403,249	3,705,858
Alternative Asset Management Acquisition Corp.	403,249	3,556,656
Energy Infrastructure Acquisition Corp.(a)(b)	206,555	2,030,436
Freedom Acquisition Holding Inc.(a)(b)	490,382	5,516,797
Information Services Group Inc.(a)(b)	299,854	2,293,883
Marathon Acquisition Corp.(a)(b)	351,196	2,770,936
NTR Acquisition Co.(a)(b)	227,382	2,155,581
Resource America Inc. Class A	122,180	1,929,222
Star Maritime Acquisition Corp.(a)	174,370	2,442,924
Walter Industries Inc.	482,833	12,988,208

		39,390,501
HOME BUILDERS – 0.42%
AMREP Corp.(b)	15,688	420,438
Beazer Homes USA Inc.(b)	363,587	2,999,593
Brookfield Homes Corp.(b)	104,335	1,935,414
Champion Enterprises Inc.(a)	712,345	7,821,548
Fleetwood Enterprises Inc.(a)(b)	595,351	5,090,251
Hovnanian Enterprises Inc. Class A(a)(b)	347,856	3,857,723
M/I Homes Inc.	111,491	1,548,610
Meritage Homes Corp.(a)(b)	243,495	3,438,149
Monaco Coach Corp.	277,895	3,898,867
Palm Harbor Homes Inc.(a)(b)	89,972	1,122,851
Skyline Corp.	63,129	1,898,920
Standard-Pacific Corp.(b)	601,900	3,304,431
WCI Communities Inc.(a)(b)	287,551	1,722,430
Williams Scotsman International Inc.(a)	280,239	7,765,423
Winnebago Industries Inc.	293,182	7,001,186

		53,825,834
HOME FURNISHINGS – 0.58%
American Woodmark Corp.(b)	100,755	2,497,716
Audiovox Corp. Class A(a)	155,343	1,598,479
DTS Inc.(a)	168,813	5,126,851
Ethan Allen Interiors Inc.	245,546	8,026,899
Furniture Brands International Inc.	449,059	4,553,458
Hooker Furniture Corp.	102,772	2,057,495
Kimball International Inc. Class B	243,934	2,775,969
La-Z-Boy Inc.(b)	477,347	3,522,821
Sealy Corp.(b)	415,188	5,829,240
Tempur-Pedic International Inc.	769,524	27,510,483
TiVo Inc.(a)(b)	905,036	5,746,979
Universal Electronics Inc.(a)	134,062	4,357,015

		73,603,405

HOUSEHOLD PRODUCTS & WARES – 0.84%
ACCO Brands Corp.(a)	500,644	11,234,451
American Greetings Corp. Class A	513,794	13,564,162
Blyth Inc.	235,871	4,823,562
Central Garden & Pet Co. Class A(a)	648,301	5,821,743
CSS Industries Inc.	72,660	2,613,580
Ennis Inc.	237,576	5,236,175
Fossil Inc.(a)	404,733	15,120,825
Helen of Troy Ltd.(a)	281,269	5,431,304
Playtex Products Inc.(a)	525,079	9,598,444
Prestige Brands Holdings Inc.(a)	314,258	3,450,553
Russ Berrie and Co. Inc.(a)	154,035	2,587,788
Spectrum Brands Inc.(a)(b)	361,342	2,095,784
Standard Register Co. (The)	164,771	2,094,239
Tupperware Brands Corp.	570,026	17,950,119
WD-40 Co.	163,234	5,572,809

		107,195,538
HOUSEWARES – 0.05%
Libbey Inc.	133,653	2,341,601
Lifetime Brands Inc.	100,960	2,048,478
National Presto Industries Inc.	41,323	2,190,119

		6,580,198
INSURANCE – 3.49%
ACA Capital Holdings Inc.(a)(b)	73,749	449,131
Alfa Corp.	304,296	5,532,101
American Equity Investment Life Holding Co.	527,642	5,619,387
American Physicians Capital Inc.	89,221	3,476,050
Amerisafe Inc.(a)	174,651	2,888,728
AmTrust Financial Services Inc.	237,755	3,606,743
Argo Group International Holdings Ltd.(a)	272,218	11,844,205
Aspen Insurance Holdings Ltd.	817,152	22,806,712
Assured Guaranty Ltd.	628,569	17,078,220
Baldwin & Lyons Inc. Class B	75,673	2,066,630
CastlePoint Holdings Ltd.	72,727	836,360
Citizens Inc.(a)(b)	320,016	2,448,122
CNA Surety Corp.(a)	153,274	2,702,221
Commerce Group Inc.	494,164	14,563,013
Crawford & Co. Class B(a)	234,353	1,490,485
Darwin Professional Underwriters Inc.(a)	70,970	1,532,952
Delphi Financial Group Inc. Class A	402,820	16,281,984
Donegal Group Inc. Class A	123,069	1,991,256
eHealth Inc.(a)	115,343	3,195,001
EMC Insurance Group Inc.	55,255	1,436,077
Employers Holdings Inc.	496,593	10,234,782
Enstar Group Ltd.(a)(b)	64,909	8,227,216
FBL Financial Group Inc. Class A	133,588	5,275,390
First Acceptance Corp.(a)	155,815	786,866
First Mercury Financial Corp.(a)	114,623	2,465,541
Flagstone Reinsurance Holdings Ltd	126,711	1,683,989
FPIC Insurance Group Inc.(a)	90,352	3,889,654
Great American Financial Resources Inc.	83,480	2,046,930
Greenlight Capital Re Ltd.(a)(b)	99,311	2,014,027
Hallmark Financial Services Inc.(a)	41,933	589,159
Harleysville Group Inc.	144,971	4,636,173
Hilb Rogal & Hobbs Co.	341,001	14,775,573
Horace Mann Educators Corp.	400,773	7,899,236
Independence Holding Co.	58,353	1,189,234
Infinity Property and Casualty Corp.	179,933	7,236,905
IPC Holdings Ltd.	560,831	16,179,974

James River Group Inc.	54,337	1,760,519
Kansas City Life Insurance Co.	43,235	1,905,799
LandAmerica Financial Group Inc.	158,835	6,191,388
Max Capital Group Ltd.	559,258	15,681,594
Meadowbrook Insurance Group Inc.(a)	297,303	2,678,700
Midland Co. (The)	91,623	5,035,600
Montpelier Re Holdings Ltd.	953,812	16,882,472
National Interstate Corp.	49,038	1,509,880
National Western Life Insurance Co. Class A	21,032	5,383,351
Navigators Group Inc. (The)(a)	121,729	6,603,798
NYMAGIC Inc.	54,372	1,512,085
Odyssey Re Holdings Corp.	262,793	9,752,248
Phoenix Companies Inc.	1,058,147	14,930,454
Platinum Underwriters Holdings Ltd.	554,945	19,955,822
PMA Capital Corp. Class A(a)	302,573	2,874,443
Presidential Life Corp.	200,282	3,396,783
Primus Guaranty Ltd.(a)(b)	417,994	4,397,297
ProAssurance Corp.(a)(b)	309,112	16,651,863
RAM Holdings Ltd.(a)	167,866	1,561,154
RLI Corp.	195,335	11,079,401
Safety Insurance Group Inc.	150,599	5,412,528
Scottish Re Group Ltd.(a)	628,214	2,004,003
SeaBright Insurance Holdings Inc.(a)	192,963	3,293,878
Security Capital Assurance Ltd.	221,313	5,054,789
Selective Insurance Group Inc.	508,884	10,829,052
State Auto Financial Corp.	134,186	3,924,940
Stewart Information Services Corp.	159,762	5,475,044
Tower Group Inc.	185,114	4,846,285
Triad Guaranty Inc.(a)(b)	106,107	2,012,850
United America Indemnity Ltd. Class A(a)	228,884	4,923,295
United Fire & Casualty Co.	203,277	7,946,098
Universal American Financial Corp.(a)	364,059	8,304,186
Validus Holdings Ltd.(a)	153,965	3,732,112
Zenith National Insurance Corp.	343,495	15,419,491

		443,899,229
INTERNET – 3.49%
Ariba Inc.(a)	727,257	7,839,830
Art Technology Group Inc.(a)	1,186,794	3,584,118
AsiaInfo Holdings Inc.(a)	293,852	2,662,299
Authorize.Net Holdings Inc.(a)	261,127	4,603,669
Avocent Corp.(a)	467,998	13,628,102
Blue Coat Systems Inc.(a)	119,132	9,382,836
Blue Nile Inc.(a)(b)	124,453	11,713,516
Chordiant Software Inc.(a)	304,199	4,216,198
CMGI Inc.(a)	4,522,205	6,150,199
CNET Networks Inc.(a)	1,402,775	10,450,674
Cogent Communications Group Inc.(a)(b)	463,395	10,815,639
comScore Inc.(a)	58,276	1,573,452
CyberSource Corp.(a)(b)	291,936	3,412,732
DealerTrack Holdings Inc.(a)	309,657	12,968,435
Dice Holdings Inc.(a)	165,537	1,701,720
Digital River Inc.(a)(b)	383,516	17,162,341
EarthLink Inc.(a)(b)	1,144,129	9,061,502
Equinix Inc.(a)(b)	292,632	25,953,532
eResearch Technology Inc.(a)(b)	363,716	4,142,725
FTD Group Inc.	177,257	2,637,584
Global Sources Ltd.(a)	145,550	3,226,843
GSI Commerce Inc.(a)	185,666	4,938,716
Harris Interactive Inc.(a)	487,578	2,101,461
i2 Technologies Inc.(a)(b)	143,631	2,190,373
iBasis Inc.(a)	307,554	3,306,205
iMergent Inc.(b)	114,345	2,564,758
InfoSpace Inc.	306,337	5,379,278

Internap Network Services Corp.(a)(b)	454,206	6,436,099
Internet Capital Group Inc.(a)	358,688	4,304,256
Interwoven Inc.(a)	404,401	5,754,626
iPass Inc.(a)(b)	466,243	1,958,221
j2 Global Communications Inc.(a)	457,798	14,983,729
Keynote Systems Inc.(a)	145,242	1,994,173
Knot Inc. (The)(a)	256,456	5,452,255
Lionbridge Technologies Inc.(a)	560,778	2,237,504
Liquidity Services Inc.(a)	97,724	1,073,987
LoopNet Inc.(a)(b)	251,677	5,169,446
Mercadolibre Inc.(a)	156,692	5,739,628
Move Inc.(a)	967,422	2,670,085
NetFlix Inc.(a)(b)	435,665	9,026,979
NIC Inc.	364,152	2,527,215
1-800-FLOWERS.COM Inc.(a)	224,380	2,600,564
Online Resources Corp.(a)	242,843	3,069,536
Openwave Systems Inc.	767,680	3,362,438
Orbitz Worldwide Inc.(a)	331,112	3,738,254
Overstock.com Inc.(a)(b)	152,999	4,406,371
Perficient Inc.(a)(b)	271,974	5,948,071
Priceline.com Inc.(a)(b)	351,304	31,178,230
RealNetworks Inc.(a)	948,287	6,429,386
RightNow Technologies Inc.(a)	167,663	2,697,698
S1 Corp.(a)	509,543	4,611,364
Safeguard Scientifics Inc.(a)	1,120,535	2,566,025
Sapient Corp.(a)	756,464	5,075,873
Secure Computing Corp.(a)	433,110	4,214,160
Shutterfly Inc.(a)(b)	135,496	4,323,677
Sohu.com Inc.(a)(b)	254,834	9,609,790
SonicWALL Inc.(a)	600,539	5,242,705
Sourcefire Inc.(a)(b)	60,024	545,018
Stamps.com Inc.(a)	153,442	1,836,701
TechTarget Inc.(a)	71,700	1,211,730
Terremark Worldwide Inc.(a)(b)	446,946	3,204,603
TheStreet.com Inc.	191,796	2,322,650
TIBCO Software Inc.(a)	1,933,604	14,289,334
Travelzoo Inc.(a)	69,362	1,591,858
TriZetto Group Inc. (The)(a)(b)	419,876	7,352,029
United Online Inc.	619,122	9,293,021
ValueClick Inc.(a)	925,589	20,788,729
Vasco Data Security International Inc.(a)	242,727	8,570,690
Vignette Corp.(a)	265,024	5,319,032
Vocus Inc.(a)	120,294	3,517,397
Websense Inc.(a)	417,306	8,233,447

		443,847,321
INVESTMENT COMPANIES – 0.56%
Apollo Investment Corp.	930,605	19,356,584
Ares Capital Corp.	644,584	10,487,382
BlackRock Kelso Capital Corp.	97,169	1,408,950
Capital Southwest Corp.	28,211	3,463,182
Gladstone Capital Corp.(b)	132,193	2,580,407
Hercules Technology Growth Capital Inc.	300,788	3,991,457
Kayne Anderson Energy Development Co.	92,802	2,364,595
Kohlberg Capital Corp.	132,142	1,990,059
MCG Capital Corp.	579,691	8,341,753
MVC Capital Inc.	225,673	4,181,721
NGP Capital Resources Co.	161,572	2,622,314
Patriots Capital Funding Inc.	169,403	2,264,918
PennantPark Investment Corp.	185,348	2,483,663
Prospect Energy Corp.(b)	184,262	3,136,139
Technology Investment Capital Corp.	197,904	2,645,976

		71,319,100

IRON & STEEL – 0.28%
Claymont Steel Holdings Inc.(a)	80,238	1,624,819
Gibraltar Industries Inc.	232,502	4,301,287
Olympic Steel Inc.	81,158	2,204,251
Ryerson Inc.	246,017	8,300,614
Schnitzer Steel Industries Inc. Class A	202,926	14,872,447
Universal Stainless & Alloy Products Inc.(a)	61,687	2,454,526
Wheeling-Pittsburgh Corp.(a)	119,750	2,311,175

		36,069,119
LEISURE TIME – 0.57%
Ambassadors Group Inc.	145,943	5,560,428
Ambassadors International Inc.	82,534	2,024,559
Arctic Cat Inc.	110,841	1,813,359
Callaway Golf Co.	669,319	10,715,797
Life Time Fitness Inc.(a)(b)	294,352	18,055,552
Marine Products Corp.	108,661	921,445
Multimedia Games Inc.(a)(b)	214,539	1,827,872
Nautilus Inc.(b)	292,564	2,331,735
Polaris Industries Inc.(b)	331,661	14,467,053
Town Sports International Holdings Inc.(a)	150,756	2,292,999
WMS Industries Inc.(a)	377,044	12,480,156

		72,490,955
LODGING – 0.37%
Ameristar Casinos Inc.	234,677	6,594,424
Gaylord Entertainment Co.(a)	379,858	20,216,043
Lodgian Inc.(a)	173,360	2,045,648
Marcus Corp.	196,679	3,776,237
Monarch Casino & Resort Inc.(a)	111,409	3,169,586
Morgans Hotel Group Co.(a)	205,105	4,461,034
MTR Gaming Group Inc.(a)	189,420	1,805,173
Riviera Holdings Corp.(a)	94,129	2,640,318
Trump Entertainment Resorts Inc.(a)(b)	287,761	1,856,058

		46,564,521
MACHINERY – 1.68%
Albany International Corp. Class A	272,094	10,200,804
Altra Holdings Inc.(a)	106,273	1,771,571
Applied Industrial Technologies Inc.	399,547	12,318,034
Astec Industries Inc.(a)	174,545	10,027,610
Briggs & Stratton Corp.	458,770	11,551,829
Bucyrus International Inc. Class A	346,610	25,278,267
Cascade Corp.	109,561	7,140,090
Chart Industries Inc.(a)	126,456	4,066,825
Cognex Corp.	410,544	7,291,261
Columbus McKinnon Corp.(a)	174,962	4,354,804
Flow International Corp.(a)	345,677	3,048,871
Gehl Corp.(a)	97,277	2,172,195
Gerber Scientific Inc.(a)	214,210	2,324,178
Gorman-Rupp Co. (The)	106,672	3,537,244
Hardinge Inc.	103,058	3,589,510
Hurco Companies Inc.(a)	51,847	2,802,849
Intermec Inc.(a)	561,932	14,677,664
Intevac Inc.(a)	198,890	3,023,128
iRobot Corp.(a)(b)	142,490	2,832,701
Kadant Inc.(a)	129,393	3,623,004
Lindsay Corp.	108,096	4,732,443
Middleby Corp. (The)(a)	126,980	8,195,289
NACCO Industries Inc.	54,038	5,591,852
Nordson Corp.	312,350	15,683,093
Park-Ohio Holdings Corp.(a)	74,114	1,923,258
Robbins & Myers Inc.	130,712	7,488,490
Sauer-Danfoss Inc.	101,901	2,718,719

Tecumseh Products Co. Class A(a)	143,445	2,761,316
Tennant Co.	156,313	7,612,443
TurboChef Technologies Inc.(a)(b)	182,472	2,408,630
Twin Disc Inc.	42,385	2,466,807
Wabtec Corp.	451,566	16,915,662

		214,130,441
MANUFACTURING – 2.01%
Actuant Corp. Class A	254,246	16,518,363
Acuity Brands Inc.	402,870	20,336,878
American Railcar Industries Inc.(b)	90,717	1,997,588
Ameron International Corp.	84,484	8,935,873
AptarGroup Inc.	641,772	24,303,906
AZZ Inc.(a)	108,265	3,784,944
Barnes Group Inc.	427,402	13,642,672
Blount International Inc.(a)	353,481	4,015,544
Ceradyne Inc.(a)	252,130	19,096,326
CLARCOR Inc.	475,631	16,271,337
EnPro Industries Inc.(a)	199,085	8,082,851
ESCO Technologies Inc.(a)	240,772	8,003,261
Federal Signal Corp.	444,874	6,833,265
FreightCar America Inc.	113,887	4,350,483
GenTek Inc.(a)	80,438	2,419,575
Griffon Corp.(a)	277,006	4,182,791
Hexcel Corp.(a)	874,484	19,859,532
Koppers Holdings Inc.	162,859	6,287,986
Lancaster Colony Corp.	208,416	7,955,239
LSB Industries Inc.(a)(b)	144,249	3,411,489
Matthews International Corp. Class A	293,001	12,833,444
Myers Industries Inc.	244,319	4,842,403
Polypore International Inc.	146,046	2,053,407
Raven Industries Inc.	148,539	5,948,987
Reddy Ice Holdings Inc.	202,504	5,340,030
Smith & Wesson Holding Corp.(a)(b)	275,118	5,252,003
Smith (A.O.) Corp.	190,966	8,379,588
Standex International Corp.	115,392	2,386,307
Sturm, Ruger & Co. Inc.(a)	210,459	3,769,321
Tredegar Corp.	291,927	5,035,741

		256,131,134
MEDIA – 1.27%
Acacia Research Corp. - Acacia Technologies Group(a)(b)	264,819	3,887,543
Belo Corp.	785,303	13,632,860
Charter Communications Inc. Class A(a)(b)	3,791,366	9,781,724
Citadel Broadcasting Corp.	1,690,754	7,033,537
CKX Inc.(a)	351,526	4,327,285
Courier Corp.	96,722	3,405,582
Cox Radio Inc. Class A(a)	309,047	4,033,063
Crown Media Holdings Inc. Class A(a)(b)	148,641	1,068,729
Cumulus Media Inc. Class A(a)(b)	263,212	2,690,027
DG FastChannel Inc.(a)	138,661	3,269,626
Dolan Media Co.(a)	108,595	2,638,858
Emmis Communications Corp.	293,969	1,452,207
Entercom Communications Corp.	303,874	5,873,884
Entravision Communications Corp.(a)	641,799	5,917,387
Fisher Communications Inc.(a)	58,123	2,898,594
GateHouse Media Inc.(b)	207,024	2,639,556
Gemstar-TV Guide International Inc.(a)	2,322,093	16,161,767
Gray Television Inc.	388,424	3,297,720
Journal Communications Inc. Class A	437,396	4,146,514
Lee Enterprises Inc.	427,490	6,656,019
Lin TV Corp. Class A(a)	253,084	3,292,623
LodgeNet Entertainment Corp.(a)(b)	210,952	5,349,743

Martha Stewart Living Omnimedia Inc. Class A(a)(b)	246,578	2,872,634
Media General Inc. Class A	205,125	5,642,989
Mediacom Communications Corp.(a)(b)	503,466	3,549,435
Nexstar Broadcasting Group Inc. Class A(a)	97,601	1,023,834
Playboy Enterprises Inc. Class B(a)(b)	204,564	2,197,017
PRIMEDIA Inc.(b)	409,387	5,747,793
Radio One Inc. Class D(a)	709,663	2,647,043
Salem Communications Corp. Class A	83,575	668,600
Scholastic Corp.(a)	285,100	9,938,586
Sinclair Broadcast Group Inc. Class A	456,668	5,498,283
Spanish Broadcasting System Inc. Class A(a)	371,267	957,869
Sun-Times Media Group Inc. Class A(a)	602,354	1,367,344
Value Line Inc.	12,155	598,877
Westwood One Inc.	654,763	1,800,598
World Wrestling Entertainment Inc.	209,090	3,153,077

		161,118,827
METAL FABRICATE & HARDWARE – 1.12%
Ampco-Pittsburgh Corp.	67,224	2,647,281
Castle (A.M.) & Co.	130,871	4,266,395
CIRCOR International Inc.	151,887	6,897,189
Dynamic Materials Corp.	112,353	5,380,585
Foster (L.B.) Co. Class A(a)	98,126	4,264,556
Haynes International Inc.(a)	108,120	9,230,204
Kaydon Corp.	262,336	13,638,849
Ladish Co. Inc.(a)	134,561	7,465,444
Lawson Products Inc.	38,735	1,348,365
Mueller Industries Inc.	343,544	12,415,680
Mueller Water Products Inc. Class A(b)	1,064,408	13,188,015
Northwest Pipe Co.(a)	83,098	3,142,766
Quanex Corp.	344,008	16,161,496
RBC Bearings Inc.(a)	197,138	7,560,242
Sun Hydraulics Corp.	103,670	3,296,706
TriMas Corp.(a)	130,201	1,727,767
Valmont Industries Inc.	172,468	14,633,910
Worthington Industries Inc.	640,684	15,094,515

		142,359,965
MINING – 1.03%
AMCOL International Corp.	238,132	7,879,788
Apex Silver Mines Ltd.(a)	543,988	10,580,567
Brush Engineered Materials Inc.(a)	188,261	9,768,863
Century Aluminum Co.(a)	271,150	14,276,047
Coeur d’Alene Mines Corp.(a)(b)	2,583,481	9,791,393
Compass Minerals International Inc.	298,466	10,159,783
Hecla Mining Co.(a)	1,115,738	9,985,855
Horsehead Holding Corp.(a)	54,526	1,222,473
Idaho General Mines Inc.(a)(b)	451,009	2,994,700
Kaiser Aluminum Corp.	140,155	9,890,738
Royal Gold Inc.	224,628	7,356,567
RTI International Metals Inc.(a)	213,832	16,948,324
Stillwater Mining Co.(a)	388,660	3,999,311
Uranium Resources Inc.(a)	484,295	4,547,530
US Gold Corp.(a)	477,963	2,996,828
USEC Inc.(a)(b)	811,123	8,314,011

		130,712,778
OFFICE & BUSINESS EQUIPMENT – 0.10%
IKON Office Solutions Inc.	997,262	12,814,817

		12,814,817
OFFICE FURNISHINGS – 0.26%
CompX International Inc.	13,179	258,045
Herman Miller Inc.	588,901	15,982,773

Interface Inc. Class A	507,565	9,161,548
Knoll Inc.	461,007	8,178,264

		33,580,630
OIL & GAS – 3.04%
Alon USA Energy Inc.	120,355	4,065,592
Apco Argentina Inc.	21,132	2,227,735
Arena Resources Inc.(a)	141,252	9,252,006
Atlas America Inc.	211,963	10,943,650
ATP Oil & Gas Corp.(a)	198,063	9,314,903
Atwood Oceanics Inc.(a)	254,309	19,469,897
Berry Petroleum Co. Class A	366,394	14,505,538
Bill Barrett Corp.(a)(b)	286,308	11,283,398
Bois d’Arc Energy Inc.(a)	169,196	3,243,487
BPZ Energy Inc.(a)(b)	480,494	3,747,853
Brigham Exploration Co.(a)	424,368	2,516,502
Bronco Drilling Co. Inc.(a)	241,423	3,573,060
Callon Petroleum Co.(a)	192,605	2,681,062
Carrizo Oil & Gas Inc.(a)	211,093	9,469,632
Clayton Williams Energy Inc.(a)	51,265	1,691,745
Comstock Resources Inc.(a)	411,924	12,703,736
Concho Resources Inc.(a)	224,563	3,325,778
Contango Oil & Gas Co.(a)	121,718	4,406,192
Crosstex Energy Inc.(b)	342,025	12,966,168
Delek US Holdings Inc.	109,202	2,738,786
Delta Petroleum Corp.(a)(b)	609,332	10,937,509
Edge Petroleum Corp.(a)(b)	264,009	3,389,876
Encore Acquisition Co.(a)	492,679	15,593,290
Energy Partners Ltd.(a)	262,344	3,851,210
EXCO Resources Inc.(a)(b)	571,924	9,459,623
FX Energy Inc.(a)	330,823	2,464,631
GeoGlobal Resources Inc.(a)(b)	297,220	1,069,992
GeoMet Inc.(a)	166,160	845,754
GMX Resources Inc.(a)(b)	107,131	3,446,404
Goodrich Petroleum Corp.(a)(b)	144,224	4,571,901
Grey Wolf Inc.(a)	1,714,762	11,231,691
Gulfport Energy Corp.(a)	183,270	4,336,168
Harvest Natural Resources Inc.(a)	348,487	4,160,935
Mariner Energy Inc.(a)	807,946	16,732,562
McMoRan Exploration Co.(a)(b)	267,227	3,594,203
Meridian Resource Corp. (The)(a)	825,707	2,047,753
Oilsands Quest Inc.(a)(b)	1,161,658	5,146,145
Parallel Petroleum Corp.(a)	349,913	5,945,022
Parker Drilling Co.(a)	1,035,693	8,409,827
Penn Virginia Corp.	348,660	15,334,067
PetroCorp Inc. Escrow(c)	26,106	3
Petrohawk Energy Corp.(a)	1,572,422	25,819,169
Petroleum Development Corp.(a)	138,163	6,127,529
PetroQuest Energy Inc.(a)	385,769	4,139,301
Pioneer Drilling Co.(a)	460,696	5,611,277
Rex Energy Corp.	93,585	753,359
Rosetta Resources Inc.(a)	471,073	8,639,479
Stone Energy Corp.(a)	260,104	10,406,761
SulphCo Inc.(a)(b)	411,651	3,622,529
Swift Energy Co.(a)	277,292	11,346,789
Toreador Resources Corp.(a)	139,425	1,649,398
TXCO Resources Inc.(a)	312,563	2,800,564
VAALCO Energy Inc.(a)	548,060	2,504,634
Venoco Inc.(a)	131,896	2,262,016
Warren Resources Inc.(a)	540,018	6,771,826
Whiting Petroleum Corp.(a)	390,041	17,337,322

		386,487,239

OIL & GAS SERVICES – 1.95%
Allis-Chalmers Energy Inc(a)	233,000	4,413,020
Basic Energy Services Inc.(a)	379,139	7,969,502
Cal Dive International Inc.(a)(b)	207,642	3,114,630
CARBO Ceramics Inc.	188,262	9,550,531
Complete Production Services Inc.(a)	396,641	8,123,208
Dawson Geophysical Co.(a)	70,836	5,490,498
Dril-Quip Inc.(a)	247,206	12,199,616
Exterran Holdings Inc.(a)(b)	559,197	44,925,887
Flotek Industries Inc.(a)	168,617	7,444,441
Geokinetics Inc.(a)	63,115	1,473,735
Gulf Island Fabrication Inc.	99,658	3,825,871
Hercules Offshore Inc.(a)	769,927	20,102,794
Horizon Offshore Inc.(a)	303,734	5,011,611
Hornbeck Offshore Services Inc.(a)	213,329	7,829,174
ION Geophysical Corp.(a)	659,654	9,123,015
Lufkin Industries Inc.	139,648	7,683,433
MarkWest Hydrocarbon Inc.	59,445	3,455,538
Matrix Service Co.(a)	246,831	5,171,109
NATCO Group Inc. Class A(a)	161,452	8,355,141
Newpark Resources Inc.(a)(b)	835,058	4,475,911
Oil States International Inc.(a)	456,631	22,055,277
RPC Inc.	299,415	4,254,687
Superior Offshore International Inc.(a)	93,162	1,048,072
Superior Well Services Inc.(a)	145,327	3,303,283
T-3 Energy Services Inc.(a)	56,569	2,412,102
Trico Marine Services Inc.(a)	110,390	3,289,622
Union Drilling Inc.(a)	127,208	1,854,693
W-H Energy Services Inc.(a)	282,113	20,805,834
Willbros Group Inc.(a)	270,005	9,180,170

		247,942,405
PACKAGING & CONTAINERS – 0.30%
AEP Industries Inc.(a)	53,352	2,258,924
Chesapeake Corp.	183,849	1,555,363
Graphic Packaging Corp.(a)	637,366	2,880,894
Greif Inc. Class A	307,851	18,680,399
Silgan Holdings Inc.	229,975	12,361,156

		37,736,736
PHARMACEUTICALS – 3.49%
ACADIA Pharmaceuticals Inc.(a)	287,851	4,332,158
Adams Respiratory Therapeutics Inc.(a)(b)	330,311	12,730,186
Akorn Inc.(a)	510,852	3,826,281
Alexza Pharmaceuticals Inc.(a)	187,260	1,621,672
Alkermes Inc.(a)	932,533	17,158,607
Allos Therapeutics Inc.(a)	387,162	1,839,019
Alnylam Pharmaceuticals Inc.(a)(b)	299,467	9,813,534
Alpharma Inc. Class A(a)	402,310	8,593,342
Altus Pharmaceuticals Inc.(a)	196,357	2,059,785
Amicus Therapeutics Inc.(a)	46,853	782,914
Animal Health International Inc.(a)	108,438	1,206,915
Array BioPharma Inc.(a)	436,821	4,905,500
Auxilium Pharmaceuticals Inc.(a)(b)	290,185	6,117,100
Bentley Pharmaceuticals Inc.(a)(b)	176,827	2,206,801
Biodel Inc.(a)	46,921	799,534
Bioenvision Inc.(a)(b)	375,557	1,982,941
BioMarin Pharmaceutical Inc.(a)	888,314	22,119,019
Bionovo Inc.(a)(b)	419,613	1,615,510
Bradley Pharmaceuticals Inc.(a)	117,547	2,139,355
Cadence Pharmaceuticals Inc.(a)	150,022	2,100,308
Caraco Pharmaceutical Laboratories Ltd.(a)	92,475	1,410,244

Cubist Pharmaceuticals Inc.(a)(b)	513,426	10,848,691
CV Therapeutics Inc.(a)	551,347	4,951,096
Cypress Bioscience Inc.(a)	343,351	4,700,475
Cytrx Corp.(a)(b)	805,440	2,786,822
Dendreon Corp.(a)(b)	775,005	5,959,788
Discovery Laboratories Inc.(a)	783,566	2,107,793
DURECT Corp.(a)	643,827	3,528,172
Emergent BioSolutions Inc.(a)	53,541	475,444
HealthExtras Inc.(a)	286,862	7,983,369
Idenix Pharmaceuticals Inc.(a)(b)	227,799	658,339
I-Flow Corp.(a)	190,302	3,537,714
Indevus Pharmaceuticals Inc.(a)	566,695	3,915,862
Isis Pharmaceuticals Inc.(a)(b)	765,621	11,461,346
Javelin Pharmaceuticals Inc.(a)	394,356	1,979,667
Jazz Pharmaceuticals Inc.(a)	58,344	653,453
K-V Pharmaceutical Co. Class A(a)	328,066	9,382,688
Ligand Pharmaceuticals Inc. Class B	838,400	4,477,056
Mannatech Inc.(b)	144,018	1,166,546
MannKind Corp.(a)(b)	386,959	3,745,763
Medarex Inc.(a)(b)	1,167,870	16,537,039
Medicines Co. (The)(a)	479,921	8,547,393
Medicis Pharmaceutical Corp. Class A(b)	517,866	15,800,092
MGI PHARMA INC.(a)	739,739	20,549,949
Nabi Biopharmaceuticals(a)	561,564	2,279,950
Nastech Pharmaceutical Co. Inc.(a)(b)	236,618	3,149,386
Neurocrine Biosciences Inc.(a)	352,462	3,524,620
Neurogen Corp.(a)	291,575	1,294,593
Noven Pharmaceuticals Inc.(a)	230,797	3,676,596
Obagi Medical Products Inc.(a)	49,189	908,521
Onyx Pharmaceuticals Inc.(a)	507,139	22,070,689
OSI Pharmaceuticals Inc.(a)	534,718	18,175,065
Osiris Therapeutics Inc.(a)(b)	125,593	1,617,638
Pain Therapeutics Inc.(a)	333,627	3,119,412
Par Pharmaceutical Companies Inc.(a)	333,530	6,190,317
Penwest Pharmaceuticals Co.(a)(b)	215,718	2,375,055
Perrigo Co.	712,799	15,218,259
PetMed Express Inc.(a)	197,995	2,773,910
PharMerica Corp.(a)(b)	251,317	3,749,650
Pharmion Corp.(a)(b)	241,432	11,139,672
Poniard Pharmaceuticals Inc.(a)	214,501	1,216,221
POZEN Inc.(a)	236,017	2,610,348
Progenics Pharmaceuticals Inc.(a)(b)	215,924	4,774,080
Rigel Pharmaceuticals Inc.(a)	280,599	2,646,049
Salix Pharmaceuticals Ltd.(a)(b)	437,784	5,437,277
Santarus Inc.(a)	466,627	1,236,562
Sciele Pharma Inc.(a)(b)	327,105	8,511,272
Sirtris Pharmaceuticals Inc.(a)(b)	55,246	943,602
Somaxon Pharmaceuticals Inc.(a)	93,640	952,319
Sucampo Pharmaceuticals Inc.	42,010	451,607
Synta Pharmaceuticals Corp.(a)	47,510	313,566
Synutra International Inc.(a)(b)	39,973	1,193,194
Tiens Biotech Group (USA) Inc.(a)(b)	34,843	116,724
Trubion Pharmaceuticals Inc.(a)(b)	79,697	966,725
United Therapeutics Corp.(a)(b)	192,766	12,826,650
USANA Health Sciences Inc.(a)(b)	78,291	3,425,231
Valeant Pharmaceuticals International(a)	881,283	13,642,261
Vanda Pharmaceuticals Inc.(a)	246,697	3,431,555
ViroPharma Inc.(a)	647,919	5,766,479
VIVUS Inc.(a)	541,118	2,683,945
XenoPort Inc.(a)	199,963	9,408,259
Zymogenetics Inc.(a)(b)	361,224	4,713,973

		443,646,514

REAL ESTATE – 0.19%
Avatar Holdings Inc.(a)(b)	53,013	2,646,939
Consolidated-Tomoka Land Co.	52,996	3,561,861
Grubb & EllisCo.(a)	145,687	1,354,889
HFF Inc. Class A(a)	152,197	1,806,578
Hilltop Holdings Inc.(a)	440,483	5,171,270
Meruelo Maddux Properties Inc.(a)	424,372	2,508,039
Resource Capital Corp.	204,465	2,302,276
Stratus Properties Inc.(a)(b)	45,758	1,616,630
Tarragon Corp.(a)(b)	123,565	323,740
Thomas Properties Group Inc.	220,020	2,640,240

		23,932,462
REAL ESTATE INVESTMENT TRUSTS – 5.77%
Acadia Realty Trust	298,210	8,090,437
Agree Realty Corp.	72,101	2,259,645
Alesco Financial Inc.	565,112	2,780,351
Alexander’s Inc.(a)	18,590	7,166,445
Alexandria Real Estate Equities Inc.	273,345	26,312,190
American Campus Communities Inc.	215,069	6,299,371
American Financial Realty Trust	1,208,670	9,729,793
Anthracite Capital Inc.(b)	595,357	5,417,749
Anworth Mortgage Asset Corp.	422,785	2,278,811
Arbor Realty Trust Inc.	125,363	2,368,107
Ashford Hospitality Trust Inc.	982,670	9,875,834
Associated Estates Realty Corp.	78,320	1,021,293
BioMed Realty Trust Inc.	607,036	14,629,568
BRT Realty Trust	64,940	1,126,060
Capital Trust Inc. Class A(b)	126,675	4,496,963
CapLease Inc.	404,562	4,146,761
CBRE Realty Finance Inc.	269,071	1,587,519
Cedar Shopping Centers Inc.	410,215	5,587,128
Corporate Office Properties Trust	361,966	15,068,645
Cousins Properties Inc.	375,951	11,037,921
Crystal River Capital Inc.	232,386	3,906,409
DCT Industrial Trust Inc.	1,561,857	16,352,643
Deerfield Triarc Capital Corp.	480,438	4,347,964
DiamondRock Hospitality Co.	876,777	15,264,688
Digital Realty Trust Inc.	494,186	19,465,987
EastGroup Properties Inc.	220,264	9,969,149
Education Realty Trust Inc.	259,551	3,503,939
Entertainment Properties Trust	247,238	12,559,690
Equity Inns Inc.	510,521	11,527,564
Equity Lifestyle Properties Inc.	186,804	9,676,447
Equity One Inc.	337,601	9,182,747
Extra Space Storage Inc.	597,251	9,191,693
FelCor Lodging Trust Inc.	578,715	11,533,790
First Industrial Realty Trust Inc.	420,952	16,362,404
First Potomac Realty Trust	224,890	4,902,602
Franklin Street Properties Corp.	552,075	9,523,294
Getty Realty Corp.	160,839	4,374,821
Glimcher Realty Trust	344,338	8,091,943
GMH Communities Trust	290,840	2,254,010
Gramercy Capital Corp.	173,579	4,368,983
Healthcare Realty Trust Inc.	443,673	11,828,322
Hersha Hospitality Trust	378,434	3,746,497
Highwoods Properties Inc.	527,404	19,339,905
Home Properties Inc.	308,208	16,082,293
Impac Mortgage Holdings Inc.(b)	700,262	1,078,403
Inland Real Estate Corp.	538,936	8,348,119
Investors Real Estate Trust	447,532	4,833,346
JER Investors Trust Inc.	240,087	2,989,083
Kite Realty Group Trust	193,662	3,640,846
LaSalle Hotel Properties	371,870	15,648,290
Lexington Realty Trust	613,764	12,281,418

LTC Properties Inc.	219,747	5,201,411
Luminent Mortgage Capital Inc.(b)	410,807	686,048
Maguire Properties Inc.	347,558	8,977,423
Medical Properties Trust Inc.(b)	460,142	6,129,091
MFA Mortgage Investments Inc.	753,519	6,065,828
Mid-America Apartment Communities Inc.	236,014	11,765,298
Mission West Properties Inc.	181,971	2,210,948
National Health Investors Inc.	216,156	6,681,382
National Retail Properties Inc.	618,799	15,086,320
Nationwide Health Properties Inc.	827,434	24,930,586
Newcastle Investment Corp.(b)	385,388	6,790,537
NorthStar Realty Finance Corp.	569,517	5,655,304
NovaStar Financial Inc.(b)	86,443	766,749
Omega Healthcare Investors Inc.	623,828	9,688,049
Parkway Properties Inc.	147,415	6,506,898
Pennsylvania Real Estate Investment Trust	298,136	11,609,416
Post Properties Inc.	404,717	15,662,548
PS Business Parks Inc.	147,598	8,390,946
Quadra Realty Trust Inc.	154,242	1,469,926
RAIT Financial Trust(b)	587,491	4,835,051
Ramco-Gershenson Properties Trust	172,559	5,390,743
Realty Income Corp.	936,709	26,181,017
Redwood Trust Inc.(b)	196,040	6,512,449
Republic Property Trust	242,564	3,558,414
Saul Centers Inc.	99,514	5,124,971
Senior Housing Properties Trust	775,751	17,113,067
Sovran Self Storage Inc.	191,081	8,759,153
Strategic Hotels & Resorts Inc.	689,595	14,198,761
Sun Communities Inc.	148,646	4,471,272
Sunstone Hotel Investors Inc.	579,238	14,851,662
Tanger Factory Outlet Centers Inc.	290,150	11,777,189
Universal Health Realty Income Trust	109,411	3,887,373
Urstadt Biddle Properties Inc. Class A	196,116	3,033,915
U-Store-It Trust	429,847	5,673,980
Washington Real Estate Investment Trust	417,802	13,862,670
Winthrop Realty Trust Inc.	469,263	3,158,140

		734,122,415
RETAIL – 5.70%
AC Moore Arts & Crafts Inc.(a)	187,620	2,956,891
Aeropostale Inc.(a)	718,906	13,702,348
AFC Enterprises Inc.(a)	272,688	4,103,954
Applebee’s International Inc.	692,284	17,224,026
Asbury Automotive Group Inc.	237,991	4,714,602
Bebe Stores Inc.	235,617	3,447,077
Big 5 Sporting Goods Corp.	211,024	3,946,149
BJ’s Restaurants Inc.(a)	157,844	3,322,616
Blockbuster Inc. Class A(a)(b)	1,781,632	9,567,364
Bob Evans Farms Inc.	331,957	10,018,462
Bon-Ton Stores Inc. (The)(b)	94,749	2,152,697
Books-A-Million Inc.	137,629	1,820,832
Borders Group Inc.	543,598	7,246,161
Brown Shoe Co. Inc.	408,388	7,922,727
Buckle Inc. (The)	130,354	4,945,631
Buffalo Wild Wings Inc.(a)	142,346	5,369,291
Build-A-Bear Workshop Inc.(a)(b)	145,234	2,579,356
Cabela’s Inc. Class A(a)(b)	360,701	8,530,579
Cache Inc.(a)	113,870	2,032,580
California Pizza Kitchen Inc.(a)	270,076	4,745,235
Carrols Restaurant Group Inc.(a)	91,739	1,027,477
Casey’s General Store Inc.	468,645	12,981,467
Cash America International Inc.	275,524	10,359,702
Casual Male Retail Group Inc.(a)(b)	335,270	3,004,019
Cato Corp. Class A	277,347	5,668,973

CBRL Group Inc.	228,683	9,330,266
CEC Entertainment Inc.(a)	265,611	7,136,968
Charlotte Russe Holding Inc.(a)	235,393	3,446,154
Charming Shoppes Inc.(a)	1,148,038	9,643,519
Children’s Place Retail Stores Inc. (The)(a)	209,024	5,075,103
Chipotle Mexican Grill Inc. Class B(a)	304,024	32,530,568
Christopher & Banks Corp.	336,256	4,075,423
Citi Trends Inc.(a)(b)	128,906	2,804,995
CKE Restaurants Inc.	527,546	8,551,521
Collective Brands Inc.(a)(b)	605,589	13,359,293
Conn’s Inc.(a)(b)	113,056	2,700,908
CSK Auto Corp.(a)	408,282	4,348,203
Deb Shops Inc.	46,766	1,257,538
Denny’s Corp.(a)	868,847	3,475,388
Domino’s Pizza Inc.	406,585	6,745,245
Dress Barn Inc.(a)	436,536	7,425,477
DSW Inc. Class A(a)(b)	150,478	3,787,531
Eddie Bauer Holdings Inc.(a)	282,320	2,427,952
EZCORP Inc.(a)	344,264	4,630,351
Finish Line Inc. (The) Class A	393,089	1,706,006
First Cash Financial Services Inc.(a)	243,847	5,710,897
Fred’s Inc.	372,667	3,924,184
Gander Mountain Co.(a)(b)	49,324	266,843
Genesco Inc.(a)	211,173	9,741,410
Group 1 Automotive Inc.	225,355	7,565,167
Guitar Center Inc.(a)(b)	273,942	16,244,761
Haverty Furniture Companies Inc.	183,238	1,606,997
hhgregg Inc.(a)	91,384	959,532
Hibbett Sports Inc.(a)	293,335	7,274,708
Hot Topic Inc.(a)	411,193	3,067,500
IHOP Corp.	161,748	10,243,501
Insight Enterprises Inc.(a)	448,421	11,573,746
J. Crew Group Inc.(a)(b)	361,287	14,993,411
Jack in the Box Inc.(a)	290,302	18,823,182
Jamba Inc.(a)(b)	483,716	3,400,523
Jo-Ann Stores Inc.(a)	231,755	4,890,031
Jos. A. Bank Clothiers Inc.(a)(b)	167,878	5,610,483
Kenneth Cole Productions Inc. Class A	91,787	1,777,914
Krispy Kreme Doughnuts Inc.(a)(b)	598,680	2,394,720
Landry’s Restaurants Inc.	139,177	3,682,623
Lithia Motors Inc. Class A	147,326	2,513,382
Longs Drug Stores Corp.	305,510	15,174,682
lululemon athletica inc.(a)	177,556	7,462,679
MarineMax Inc.(a)(b)	151,567	2,206,816
McCormick & Schmick’s Seafood Restaurants Inc.(a)	135,894	2,558,884
Men’s Wearhouse Inc. (The)	502,601	25,391,403
Morton’s Restaurant Group Inc.(a)	98,242	1,562,048
Movado Group Inc.	159,797	5,100,720
New York & Co. Inc.(a)	200,259	1,221,580
99 Cents Only Stores(a)	435,977	4,477,484
Nu Skin Enterprises Inc. Class A	466,741	7,542,535
O’Charley’s Inc.	221,669	3,360,502
P.F. Chang’s China Bistro Inc.(a)	239,264	7,082,214
Pacific Sunwear of California Inc.(a)	651,431	9,641,179
Pantry Inc. (The)(a)	212,481	5,445,888
Papa John’s International Inc.(a)	199,800	4,883,112
PC Connection Inc.(a)	85,510	1,068,875
Pep Boys - Manny, Moe & Jack (The)	369,676	5,186,554
Pier 1 Imports Inc.(a)	821,389	3,885,170
PriceSmart Inc.	124,277	2,932,937
Rare Hospitality International Inc.(a)	294,321	11,216,573
Red Robin Gourmet Burgers Inc.(a)(b)	154,631	6,633,670
Regis Corp.	410,928	13,112,712
Retail Ventures Inc.(a)	256,623	2,671,445

Ruby Tuesday Inc.	503,883	9,241,214
Rush Enterprises Inc. Class A(a)	205,452	5,208,208
Ruth’s Chris Steak House Inc.(a)	176,625	2,516,906
Sally Beauty Co. Inc.(a)	868,451	7,338,411
School Specialty Inc.(a)(b)	196,539	6,806,146
Select Comfort Corp.(a)(b)	434,727	6,064,442
Shoe Carnival Inc.(a)	81,539	1,286,685
Sonic Automotive Inc.	287,662	6,886,628
Sonic Corp.(a)	619,020	14,485,068
Stage Stores Inc.	402,745	7,342,041
Steak n Shake Co. (The)(a)	264,687	3,972,952
Stein Mart Inc.	250,852	1,908,984
Syms Corp.(b)	63,212	948,812
Systemax Inc.(b)	98,020	2,003,529
Talbots Inc. (The)(b)	215,341	3,876,138
Texas Roadhouse Inc. Class A(a)	489,074	5,722,166
Triarc Companies Inc. Class B	584,336	7,310,043
Tuesday Morning Corp.	278,364	2,502,492
Tween Brands Inc.(a)	284,640	9,347,578
Under Armour Inc. Class A(a)(b)	229,565	13,732,578
West Marine Inc.(a)	136,319	1,574,484
Wet Seal Inc. Class A(a)	782,499	3,028,271
World Fuel Services Corp.	264,667	10,801,060
Zale Corp.(a)(b)	454,255	10,511,461
Zumiez Inc.(a)	160,090	7,103,193

		725,453,292
SAVINGS & LOANS – 1.26%
Abington Bancorp Inc.	98,720	962,520
Anchor BanCorp Wisconsin Inc.	181,719	4,906,413
BankAtlantic Bancorp Inc. Class A	416,536	3,611,367
BankFinancial Corp.	215,024	3,401,680
BankUnited Financial Corp. Class A	296,848	4,613,018
Beneficial Mutual Bancorp. Inc.(a)	354,966	3,460,919
Berkshire Hills Bancorp Inc.	82,036	2,479,948
Brookline Bancorp Inc.	585,241	6,782,943
Clifton Savings Bancorp Inc.	110,027	1,301,619
Dime Community Bancshares Inc.	241,403	3,613,803
Downey Financial Corp.(b)	195,837	11,319,379
First Financial Holdings Inc.	110,908	3,469,202
First Niagara Financial Group Inc.	998,948	14,135,114
First Place Financial Corp.	161,544	2,859,329
FirstFed Financial Corp.(a)(b)	135,445	6,711,300
Flagstar Bancorp Inc.	413,250	4,020,923
Flushing Financial Corp.	195,985	3,292,548
Franklin Bank Corp.(a)	234,485	2,157,262
Investors Bancorp Inc.(a)(b)	473,809	6,709,135
Kearny Financial Corp.	198,313	2,536,423
KNBT Bancorp Inc.	256,163	4,236,936
NASB Financial Inc.	34,782	1,248,674
NewAlliance Bancshares Inc.	1,052,117	15,445,078
Northwest Bancorp Inc.	170,373	4,848,816
Oritani Financial Corp.(a)	112,667	1,784,645
Partners Trust Financial Group Inc.	405,073	4,929,738
PFF Bancorp Inc.	223,311	3,425,591
Provident Financial Services Inc.	611,769	10,014,659
Provident New York Bancorp	393,596	5,160,044
Rockville Financial Inc.	83,048	1,184,264
Roma Financial Corp.	93,869	1,605,160
TierOne Corp.	167,703	4,439,098
United Community Financial Corp.	247,760	1,788,827
ViewPoint Financial Group	107,479	1,986,212
Wauwatosa Holdings Inc.(a)(b)	90,179	1,465,409
Westfield Financial Inc.	95,015	922,596
WSFS Financial Corp.	58,492	3,649,901

		160,480,493

SEMICONDUCTORS – 3.32%
Actel Corp.(a)	241,329	2,589,460
Advanced Analogic Technologies Inc.(a)	354,075	3,767,358
AMIS Holdings Inc.(a)	620,536	6,025,405
Amkor Technology Inc.(a)(b)	970,319	11,178,075
ANADIGICS Inc.(a)(b)	545,946	9,870,704
Applied Micro Circuits Corp.(a)	2,627,869	8,304,066
Asyst Technologies Inc.(a)	455,595	2,410,098
ATMI Inc.(a)	320,257	9,527,646
AuthenTec Inc.(a)	75,595	755,950
Axcelis Technologies Inc.(a)	943,909	4,823,375
Brooks Automation Inc.(a)	652,953	9,298,051
Cabot Microelectronics Corp.(a)	220,728	9,436,122
Cavium Networks Inc.(a)(b)	62,441	2,029,333
Cirrus Logic Inc.(a)	818,595	5,239,008
Cohu Inc.	211,277	3,961,444
Conexant Systems Inc.(a)	4,553,597	5,464,316
Credence Systems Corp.(a)	937,395	2,896,551
Diodes Inc.(a)	276,387	8,872,023
DSP Group Inc.(a)	264,924	4,193,747
Emulex Corp.(a)	791,622	15,175,394
Entegris Inc.(a)	1,074,277	9,324,724
Exar Corp.(a)	398,205	5,200,557
FormFactor Inc.(a)	443,021	19,656,842
Genesis Microchip Inc.(a)	343,439	2,692,562
Hittite Microwave Corp.(a)	151,970	6,709,476
IPG Photonics Corp.(a)	93,156	1,831,447
IXYS Corp.(a)	240,093	2,504,170
Kulicke and Soffa Industries Inc.(a)	500,728	4,246,173
Lattice Semiconductor Corp.(a)	1,066,714	4,789,546
LTX Corp.(a)	575,933	2,056,081
Mattson Technology Inc.(a)	489,977	4,238,301
Micrel Inc.	515,665	5,569,182
Microsemi Corp.(a)(b)	707,172	19,715,955
Microtune Inc.(a)	497,008	2,991,988
MIPS Technologies Inc. Class A(a)(b)	402,475	3,179,553
MKS Instruments Inc.(a)	469,439	8,928,730
Monolithic Power Systems Inc.(a)	220,148	5,591,759
NetLogic Microsystems Inc.(a)(b)	152,905	5,521,400
OmniVision Technologies Inc.(a)(b)	509,503	11,581,003
ON Semiconductor Corp.(a)(b)	2,250,384	28,264,823
Pericom Semiconductor Corp.(a)	241,266	2,827,638
Photronics Inc.(a)(b)	388,727	4,435,375
PLX Technology Inc.(a)	266,011	2,872,919
PMC-Sierra Inc.(a)	1,981,412	16,624,047
Rudolph Technologies Inc.(a)	270,179	3,736,576
Semitool Inc.(a)	204,968	1,988,190
Semtech Corp.(a)	583,199	11,943,916
Silicon Image Inc.(a)	815,070	4,197,611
SiRF Technology Holdings Inc.(a)(b)	491,477	10,493,034
Skyworks Solutions Inc.(a)(b)	1,482,947	13,405,841
Spansion Inc. Class A(a)	835,032	7,056,020
Standard Microsystems Corp.(a)	212,224	8,153,646
Supertex Inc.(a)	106,054	4,229,434
Syntax-Brillian Corp.(a)(b)	532,267	2,166,327
Techwell Inc.(a)	137,612	1,461,439
Tessera Technologies Inc.(a)	444,359	16,663,463
TriQuint Semiconductor Inc.(a)	1,291,342	6,340,489
Ultra Clean Holdings Inc.(a)	175,993	2,587,097
Ultratech Inc.(a)(b)	215,500	2,986,830
Veeco Instruments Inc.(a)	289,355	5,607,700

Volterra Semiconductor Corp.(a)(b)	197,542	2,425,816
Zoran Corp.(a)	460,088	9,293,778

		421,909,584
SOFTWARE – 3.61%
ACI Worldwide Inc.(a)	344,869	7,707,822
Actuate Corp.(a)	561,826	3,623,778
Advent Software Inc.(a)(b)	161,029	7,563,532
Allscripts Healthcare Solutions Inc.(a)(b)	513,467	13,879,013
American Reprographics Co.(a)	276,320	5,172,710
ANSYS Inc.(a)	718,874	24,563,925
Aspen Technology Inc.(a)	816,985	11,699,225
Avid Technology Inc.(a)(b)	383,077	10,373,725
Blackbaud Inc.	407,716	10,290,752
Blackboard Inc.(a)	264,941	12,144,895
BladeLogic Inc.(a)	56,504	1,448,763
Borland Software Corp.(a)(b)	673,804	2,931,047
Bottomline Technologies Inc.(a)	200,753	2,515,435
CommVault Systems Inc.(a)	329,414	6,100,747
Computer Programs and Systems Inc.	84,317	2,222,596
Concur Technologies Inc.(a)	350,203	11,038,399
CSG Systems International Inc.(a)(b)	402,594	8,555,123
Digi International Inc.(a)	234,233	3,335,478
DivX Inc.(a)(b)	215,328	3,201,927
Double-Take Software Inc.(a)	77,272	1,476,668
Eclipsys Corp.(a)	423,787	9,882,713
Epicor Software Corp.(a)(b)	539,146	7,424,040
EPIQ Systems Inc.(a)	206,246	3,881,550
FalconStor Software Inc.(a)	297,116	3,580,248
Glu Mobile Inc.(a)	66,905	606,828
Guidance Software Inc.(a)	29,092	368,596
Informatica Corp.(a)	811,623	12,742,481
infoUSA Inc.	301,400	2,800,006
InnerWorkings Inc.(a)(b)	216,694	3,733,638
InPhonic Inc.(a)(b)	226,278	622,265
Interactive Intelligence Inc.(a)	120,443	2,288,417
INVESTools Inc.(a)	485,649	5,871,496
JDA Software Group Inc.(a)	238,443	4,926,232
Lawson Software Inc.(a)	1,140,442	11,415,824
ManTech International Corp. Class A(a)	181,306	6,523,390
MicroStrategy Inc. Class A(a)	88,765	7,042,615
Midway Games Inc.(a)(b)	212,937	928,405
Monotype Imaging Holdings Inc.	107,153	1,347,985
MSC Software Corp.(a)	407,295	5,547,358
Nuance Communications Inc.(a)(b)	1,221,787	23,592,707
Omnicell Inc.(a)	311,992	8,904,252
Omniture Inc.(a)	299,966	9,094,969
OpenTV Corp.(a)	862,752	1,276,873
Packeteer Inc.(a)	332,865	2,529,774
Parametric Technology Corp.(a)	1,065,091	18,553,885
PDF Solutions Inc.(a)	210,800	2,082,704
Pegasystems Inc.	123,557	1,470,328
Phase Forward Inc.(a)	381,564	7,635,096
Progress Software Corp.(a)	380,577	11,531,483
PROS Holdings Inc.(a)	76,345	921,484
QAD Inc.	133,369	1,154,976
Quality Systems Inc.(b)	158,013	5,788,016
Quest Software Inc.(a)	632,965	10,861,679
Renaissance Learning Inc.(b)	79,536	961,590
Schawk Inc.	136,539	3,081,685
SeaChange International Inc.(a)	272,094	1,882,890
Smith Micro Software Inc.(a)(b)	275,319	4,421,623
Solera Holdings Inc.(a)	243,724	4,384,595
SourceForge Inc.(a)	624,485	1,529,988

SPSS Inc.(a)	170,705	7,022,804
Sybase Inc.(a)	846,812	19,586,762
Synchronoss Technologies Inc.(a)	170,967	7,190,872
SYNNEX Corp.(a)	151,195	3,108,569
Take-Two Interactive Software Inc.(a)(b)	676,455	11,553,851
Taleo Corp. Class A(a)	153,629	3,903,713
THQ Inc.(a)	620,592	15,502,388
Trident Microsystems Inc.(a)	529,986	8,421,478
Ultimate Software Group Inc.(a)	229,040	7,993,496
Unica Corp.(a)	89,867	1,009,206
Visual Sciences Inc.(a)	189,500	2,736,380
Wind River Systems Inc.(a)	692,730	8,153,432

		459,223,195
STORAGE & WAREHOUSING – 0.06%
Mobile Mini Inc.(a)	333,223	8,050,668

		8,050,668
TELECOMMUNICATIONS – 4.52%
Acme Packet Inc.(a)	205,039	3,161,701
Adaptec Inc.(a)	1,100,753	4,204,876
ADTRAN Inc.	546,293	12,581,128
Airvana Inc.(a)	82,900	501,545
Alaska Communications Systems Group Inc.	396,624	5,731,217
Anaren Inc.(a)	159,249	2,245,411
Andrew Corp.(a)	1,443,949	19,998,694
Anixter International Inc.(a)	286,312	23,606,424
Arris Group Inc.(a)	1,011,167	12,487,912
Aruba Networks Inc.(a)(b)	73,346	1,466,920
Atheros Communications Inc.(a)(b)	512,580	15,362,023
Atlantic Tele-Network Inc.	87,524	3,181,497
Avanex Corp.(a)	1,804,707	2,959,719
BigBand Networks Inc.(a)(b)	113,815	728,416
Black Box Corp.	161,100	6,888,636
Cbeyond Inc.(a)	191,453	7,809,368
C-COR Inc.(a)	460,129	5,286,882
Centennial Communications Corp.(a)	220,808	2,234,577
Cincinnati Bell Inc.(a)	2,297,274	11,348,534
Comtech Telecommunications Corp.(a)	214,755	11,487,245
Consolidated Communications Holdings Inc.	183,163	3,591,826
CPI International Inc.(a)	66,227	1,258,975
Ditech Networks Inc.(a)	304,224	1,603,260
Dobson Communications Corp. Class A(a)	1,355,297	17,334,249
EMS Technologies Inc.(a)	142,524	3,496,114
Extreme Networks Inc.(a)	1,101,380	4,229,299
FairPoint Communications Inc.	327,132	6,169,710
FiberTower Corp.(a)(b)	957,153	3,675,468
Finisar Corp.(a)(b)	2,486,376	6,961,853
Foundry Networks Inc.(a)	1,350,894	24,005,386
General Communication Inc. Class A(a)	497,711	6,042,212
GeoEye Inc.(a)	162,790	4,191,843
Global Crossing Ltd.(a)	224,287	4,727,970
Globalstar Inc.(a)(b)	178,569	1,308,911
Golden Telecom Inc.	145,896	11,743,169
Harmonic Inc.(a)	736,378	7,812,971
Harris Stratex Networks Inc.(a)	234,403	4,095,020
Hughes Communications Inc.(a)	59,688	3,094,823
Hungarian Telephone and Cable Corp.(a)	33,063	650,019
Hypercom Corp.(a)	493,402	2,230,177
ICO Global Communications (Holdings) Ltd.(a)(b)	954,351	3,321,141
IDT Corp. Class B	459,620	3,847,019
Infinera Corp.(a)	157,481	3,173,242
InterDigital Inc.(a)	435,135	9,042,105
Iowa Telecommunications Services Inc.	294,407	5,843,979

iPCS Inc.	157,809	5,427,052
Ixia(a)	407,579	3,554,089
Knology Inc.(a)	242,161	4,051,354
Loral Space & Communications Inc.(a)	106,330	4,226,618
MasTec Inc.(a)	394,206	5,546,478
MRV Communications Inc.(a)(b)	1,168,528	2,897,949
NETGEAR Inc.(a)	321,054	9,766,463
Network Equipment Technologies Inc.(a)	245,104	3,554,008
Newport Corp.(a)	324,618	4,943,932
NextWave Wireless Inc.(a)(b)	274,157	1,568,178
North Pittsburgh Systems Inc.	139,191	3,307,178
Novatel Wireless Inc.(a)	299,361	6,780,527
NTELOS Holdings Corp.	257,591	7,588,631
Oplink Communications Inc.(a)	206,941	2,826,814
Opnext Inc.(a)	172,258	1,998,193
Optium Corp.(a)(b)	112,287	1,165,539
ORBCOMM Inc.(a)	243,036	1,830,061
PAETEC Holding Corp.(a)	692,258	8,632,457
Plantronics Inc.	445,848	12,728,960
Polycom Inc.(a)	850,163	22,835,378
Powerwave Technologies Inc.(a)(b)	1,209,030	7,447,625
Preformed Line Products Co.	24,453	1,272,045
Premiere Global Services Inc.(a)	573,176	7,250,676
RCN Corp.(a)	283,946	3,492,536
RF Micro Devices Inc.(a)(b)	1,801,542	12,124,378
Rural Cellular Corp. Class A(a)	113,172	4,922,982
SAVVIS Inc.(a)(b)	254,794	9,880,911
Shenandoah Telecommunications Co.	216,648	4,714,260
ShoreTel Inc.(a)	88,461	1,266,762
Sirenza Microdevices Inc.(a)	365,140	6,313,271
Sonus Networks Inc.(a)	2,341,826	14,285,139
Starent Networks Corp.(a)	118,822	2,508,332
SureWest Communications	134,396	3,361,244
Switch & Data Facilities Co. Inc.(a)	117,780	1,918,636
Sycamore Networks Inc.(a)	1,710,639	6,962,301
Symmetricom Inc.(a)	429,969	2,020,854
Syniverse Holdings Inc.(a)	253,420	4,029,378
Tekelec(a)	565,450	6,841,945
3Com Corp.(a)	3,609,602	17,831,434
Time Warner Telecom Inc. Class A(a)(b)	1,341,665	29,476,380
USA Mobility Inc.(a)	214,397	3,616,877
UTStarcom Inc.(a)(b)	986,874	3,611,959
Veraz Networks Inc.(a)	82,428	578,645
Viasat Inc.(a)	224,891	6,933,390
Vonage Holdings Corp.(a)(b)	595,697	619,525

		575,234,810
TEXTILES – 0.10%
G&K Services Inc. Class A	199,723	8,028,865
UniFirst Corp.	132,930	4,979,558

		13,008,423
TOYS, GAMES & HOBBIES – 0.24%
JAKKS Pacific Inc.(a)	261,326	6,980,017
LeapFrog Enterprises Inc.(a)	318,949	2,631,329
Marvel Entertainment Inc.(a)	502,742	11,784,272
RC2 Corp.(a)	196,707	5,446,817
Topps Co. Inc. (The)	322,057	3,120,732

		29,963,167
TRANSPORTATION – 1.63%
ABX Air Inc.(a)	544,642	3,856,065
American Commercial Lines Inc.(a)(b)	504,435	11,970,243
Arkansas Best Corp.	209,329	6,836,685

Arlington Tankers Ltd.	123,152	3,033,234
Atlas Air Worldwide Holdings Inc.(a)	123,875	6,395,666
Bristow Group Inc.(a)	187,824	8,209,787
Celadon Group Inc.(a)	218,281	2,569,167
Double Hull Tankers Inc.	197,045	2,934,000
Dynamex Inc.(a)	98,101	2,513,348
Eagle Bulk Shipping Inc.	388,691	10,004,906
Forward Air Corp.	280,007	8,338,608
Genco Shipping & Trading Ltd.	164,763	10,796,919
General Maritime Corp.	265,629	7,413,705
Genesee & Wyoming Inc. Class A(a)	349,102	10,068,102
Golar LNG Ltd.	323,748	7,226,055
GulfMark Offshore Inc.(a)	212,199	10,325,603
Heartland Express Inc.	537,956	7,682,012
Horizon Lines Inc. Class A	312,013	9,525,757
Hub Group Inc. Class A(a)	359,667	10,800,800
Knight Transportation Inc.	530,735	9,133,949
Knightsbridge Tankers Ltd.(b)	158,728	4,269,783
Marten Transport Ltd.(a)	141,585	2,181,825
Nordic American Tanker Shipping Ltd.(b)	278,057	10,910,957
Old Dominion Freight Line Inc.(a)	275,478	6,603,208
Pacer International Inc.	320,749	6,110,268
Patriot Transportation Holding Inc.(a)(b)	15,480	1,522,303
PHI Inc.(a)	126,365	3,808,641
Saia Inc.(a)	132,337	2,187,531
Ship Finance International Ltd.	292,203	7,676,173
TBS International Ltd.(a)	44,870	1,850,888
Ultrapetrol (Bahamas) Ltd.(a)	141,096	2,343,605
Universal Truckload Services Inc.(a)	54,766	1,202,661
Werner Enterprises Inc.	431,562	7,401,288

		207,703,742
TRUCKING & LEASING – 0.11%
AMERCO(a)(b)	92,977	5,900,320
Greenbrier Companies Inc. (The)	148,335	3,962,028
TAL International Group Inc.	152,795	3,830,571

		13,692,919
WATER – 0.24%
American States Water Co.	158,374	6,176,586
California Water Service Group	181,524	6,986,859
Consolidated Water Co. Ltd.(b)	133,306	4,001,846
PICO Holdings Inc.(a)	141,466	5,877,912
SJW Corp.	141,039	4,815,071
Southwest Water Co.(b)	223,069	2,817,361

		30,675,635

TOTAL COMMON STOCKS
(Cost: $13,684,444,672)		12,715,131,590
SHORT-TERM INVESTMENTS – 9.83%

MONEY MARKET FUNDS – 9.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	47,372,972	47,372,972
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	1,202,911,186	1,202,911,186

		1,250,284,158

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,250,284,158)	1,250,284,158

TOTAL INVESTMENTS IN SECURITIES – 109.80%
(Cost: $14,934,728,830)	13,965,415,748
Other Assets, Less Liabilities – (9.80)%	(1,246,313,432)

NET ASSETS – 100.00%	$12,719,102,316

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to fincial statments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.94%

ADVERTISING – 0.48%
Catalina Marketing Corp.(a)	133,561	$4,326,041
Gaiam Inc.(a)	57,131	1,372,858
Greenfield Online Inc.(a)	94,637	1,443,214
inVentiv Health Inc.(a)	135,634	5,943,482
Marchex Inc. Class B	94,490	898,600
ValueVision Media Inc. Class A(a)	112,054	830,320

		14,814,515
AEROSPACE & DEFENSE – 1.35%
AAR Corp.(a)	151,720	4,603,185
AeroVironment Inc.(a)	30,405	699,619
Argon ST Inc.(a)	21,978	435,164
Curtiss-Wright Corp.	91,172	4,330,670
EDO Corp.	5,548	310,743
Esterline Technologies Corp.(a)	22,234	1,268,450
GenCorp Inc.(a)(b)	244,673	2,926,289
HEICO Corp.	111,420	5,499,691
Innovative Solutions and Support Inc.(a)(b)	55,099	1,045,228
Kaman Corp.	35,709	1,234,103
Moog Inc. Class A(a)	41,420	1,819,995
MTC Technologies Inc.(a)	10,590	204,493
Orbital Sciences Corp.(a)	218,868	4,867,624
Teledyne Technologies Inc.(a)	128,864	6,880,049
TransDigm Group Inc.(a)	40,859	1,867,665
Triumph Group Inc.	15,758	1,287,586
United Industrial Corp.	35,212	2,650,055

		41,930,609
AGRICULTURE – 0.27%
Alico Inc.	15,685	679,788
Alliance One International Inc.(a)	417,816	2,732,517
Cadiz Inc.(a)(b)	51,806	979,133
Maui Land & Pineapple Co. Inc.(a)	6,971	212,197
Tejon Ranch Co.(a)	48,183	1,994,776
Vector Group Ltd.(b)	85,976	1,926,722

		8,525,133
AIRLINES – 0.28%
AirTran Holdings Inc.(a)(b)	398,816	3,924,349
Allegiant Travel Co.(a)	22,989	697,026
ExpressJet Holdings Inc.(a)	19,321	59,702
JetBlue Airways Corp.(a)(b)	107,346	989,730
Midwest Air Group Inc.(a)	105,201	1,730,556
Pinnacle Airlines Corp.(a)	81,014	1,297,844

		8,699,207
APPAREL – 1.45%
Carter’s Inc.(a)	254,688	5,081,026

Cherokee Inc.	23,566	903,992
Columbia Sportswear Co.	13,515	747,515
Deckers Outdoor Corp.(a)	55,724	6,118,495
G-III Apparel Group Ltd.(a)	53,286	1,049,201
Gymboree Corp.(a)	134,190	4,728,856
Heelys Inc.(a)(b)	28,071	223,726
Iconix Brand Group Inc.(a)	221,015	5,257,947
K-Swiss Inc. Class A	36,768	842,355
Maidenform Brands Inc.(a)	61,375	974,635
NexCen Brands Inc.(a)	182,623	1,227,227
Quiksilver Inc.(a)	167,363	2,393,291
SKECHERS U.S.A. Inc. Class A(a)	88,983	1,966,524
Steven Madden Ltd.	44,076	835,240
Timberland Co. Class A(a)	74,960	1,421,242
True Religion Apparel Inc.(a)(b)	60,509	1,064,958
Volcom Inc.(a)(b)	63,896	2,716,858
Warnaco Group Inc. (The)(a)	103,716	4,052,184
Wolverine World Wide Inc.	128,113	3,510,296

		45,115,568
AUTO MANUFACTURERS – 0.23%
A.S.V. Inc.(a)(b)	52,582	737,725
Force Protection Inc.(a)(b)	296,566	6,423,620

		7,161,345
AUTO PARTS & EQUIPMENT – 0.65%
Amerigon Inc. Class A(a)	94,069	1,628,334
Hayes Lemmerz International Inc.(a)	414,309	1,723,525
Keystone Automotive Industries Inc.(a)	71,335	3,406,960
Lear Corp.(a)	111,344	3,574,142
Miller Industries Inc.(a)	11,329	193,952
Noble International Ltd.	51,337	1,092,965
Spartan Motors Inc.	140,995	2,372,946
Tenneco Inc.(a)	45,975	1,425,685
Titan International Inc.	104,958	3,350,259
Visteon Corp.(a)	290,781	1,497,522

		20,266,290
BANKS – 0.85%
Bank of the Ozarks Inc.	42,199	1,288,335
Cascade Bancorp	9,905	220,485
Cass Information Systems Inc.	27,660	989,398
City Bank	6,374	183,061
CoBiz Financial Inc.	41,167	704,779
Enterprise Financial Services Corp.(b)	32,141	782,312
First Busey Corp. Class A(b)	10,039	219,954
First Financial Bankshares Inc.	5,144	206,686
First South Bancorp Inc.(b)	37,193	972,969
Frontier Financial Corp.	11,207	261,459
K-Fed Bancorp	20,133	265,152
Pinnacle Financial Partners Inc.(a)	37,292	1,074,755
Preferred Bank	5,724	225,182
PrivateBancorp Inc.(b)	52,242	1,820,111
Sierra Bancorp(b)	33,176	950,824
Signature Bank(a)	122,772	4,325,258
Southside Bancshares Inc.	5,093	112,504
Suffolk Bancorp(b)	36,167	1,159,514
Superior Bancorp(a)	77,753	686,559
SVB Financial Group(a)	28,061	1,328,969
Texas Capital Bancshares Inc.(a)	12,135	263,815
TrustCo Bank Corp. NY(b)	327,784	3,582,679
United Bancshares Inc.	10,598	322,603
United Security Bancshares(b)	35,674	670,671

Virginia Commerce Bancorp Inc.(a)(b)	64,280	921,775
Westamerica Bancorporation	34,624	1,724,621
Western Alliance Bancorporation(a)(b)	41,017	966,771
Wilshire Bancorp Inc.	10,319	113,199

		26,344,400
BEVERAGES – 0.29%
Boston Beer Co. Inc. Class A(a)	33,751	1,642,324
Coca-Cola Bottling Co. Consolidated	25,914	1,562,614
Green Mountain Coffee Roasters Inc.(a)(b)	75,182	2,495,291
Jones Soda Co.(a)(b)	112,701	1,359,174
National Beverage Corp.(b)	44,947	381,151
Peet’s Coffee & Tea Inc.(a)	59,452	1,659,305

		9,099,859
BIOTECHNOLOGY – 3.80%
Acorda Therapeutics Inc.(a)	109,003	2,000,205
Affymax Inc.(a)	18,724	506,671
Affymetrix Inc.(a)	298,886	7,582,738
Alexion Pharmaceuticals Inc.(a)(b)	158,574	10,331,096
AMAG Pharmaceuticals Inc.(a)	73,021	4,176,801
American Oriental Bioengineering Inc.(a)	233,420	2,602,633
ARIAD Pharmaceuticals Inc.(a)	172,319	797,837
ArQule Inc.(a)	170,403	1,214,973
BioMimetic Therapeutics Inc.(a)	46,670	622,578
Cell Genesys Inc.(a)(b)	317,982	1,214,691
CryoLife Inc.(a)	107,180	1,012,851
Cytokinetics Inc.(a)	103,698	530,934
Encysive Pharmaceuticals Inc.(a)	263,677	398,152
Enzo Biochem Inc.(a)	135,176	1,534,248
Enzon Pharmaceuticals Inc.(a)(b)	165,325	1,456,513
Exelixis Inc.(a)	422,033	4,469,329
Genomic Health Inc.(a)	59,426	1,140,385
GenVec Inc.(a)	289,064	679,300
Geron Corp.(a)(b)	318,621	2,332,306
GTx Inc.(a)	73,253	1,192,559
Halozyme Therapeutics Inc.(a)	280,935	2,441,325
Human Genome Sciences Inc.(a)(b)	585,105	6,020,730
Illumina Inc.(a)	233,374	12,107,443
Immunomedics Inc.(a)	216,040	494,732
Incyte Corp.(a)	219,144	1,566,880
Integra LifeSciences Holdings Corp.(a)(b)	78,502	3,813,627
InterMune Inc.(a)(b)	103,551	1,980,931
Keryx Biopharmaceuticals Inc.(a)	190,195	1,890,538
Kosan Biosciences Inc.(a)	184,232	923,002
LifeCell Corp.(a)	147,736	5,550,442
Medivation Inc.(a)	93,178	1,868,219
Molecular Insight Pharmaceuticals Inc.(a)	19,587	132,996
Momenta Pharmaceuticals Inc.(a)(b)	45,578	519,133
Myriad Genetics Inc.(a)	187,477	9,776,926
Nektar Therapeutics(a)	400,505	3,536,459
Novacea Inc.(a)	29,345	235,053
Omrix Biopharmaceuticals Inc.(a)	59,815	2,112,068
Orexigen Therapeutics Inc.(a)(b)	27,553	363,975
Protalix BioTherapeutics Inc.(a)	28,813	995,777
Regeneration Technologies Inc.(a)	129,827	1,391,745
Regeneron Pharmaceuticals Inc.(a)	277,469	4,938,948
Savient Pharmaceuticals Inc.(a)	231,571	3,369,358
Seattle Genetics Inc.(a)	213,317	2,397,683
SuperGen Inc.(a)	231,496	1,004,693
Telik Inc.(a)(b)	212,840	619,364
Tercica Inc.(a)	143,284	888,361
XOMA Ltd.(a)	494,318	1,685,624

		118,422,832

BUILDING MATERIALS – 0.89%
AAON Inc.	60,453	1,192,737
Apogee Enterprises Inc.	125,756	3,262,111
Builders FirstSource Inc.(a)	4,785	51,582
Comfort Systems USA Inc.	19,726	280,109
Drew Industries Inc.(a)	79,307	3,226,209
Genlyte Group Inc. (The)(a)(b)	123,893	7,961,364
Goodman Global Inc.(a)	133,837	3,196,028
Interline Brands Inc.(a)	48,641	1,118,257
NCI Building Systems Inc.(a)	12,778	552,137
PGT Inc.(a)	12,977	102,908
Simpson Manufacturing Co. Inc.(b)	76,037	2,421,778
Texas Industries Inc.	48,717	3,824,284
Trex Co. Inc.(a)(b)	6,118	68,032
U.S. Concrete Inc.(a)	57,126	376,460

		27,633,996
CHEMICALS – 1.28%
American Vanguard Corp.(b)	79,316	1,548,248
Balchem Corp.	77,714	1,586,143
CF Industries Holdings Inc.	23,936	1,816,982
Grace (W.R.) & Co.(a)	116,496	3,129,083
Hercules Inc.	240,437	5,053,986
Innophos Holdings Inc.	44,444	677,327
Kronos Worldwide Inc.	10,254	193,596
Landec Corp.(a)	94,542	1,461,619
NewMarket Corp.	13,830	682,925
ShengdaTech Inc.(a)(b)	124,626	751,495
Symyx Technologies Inc.(a)	78,347	680,835
Terra Industries Inc.(a)(b)	404,215	12,635,761
UAP Holding Corp.	129,699	4,067,361
Valhi Inc.	29,392	698,060
Zoltek Companies Inc.(a)(b)	108,797	4,746,813

		39,730,234
COAL – 0.25%
Alpha Natural Resources Inc.(a)	285,572	6,633,838
International Coal Group Inc.(a)(b)	299,097	1,327,991

		7,961,829
COMMERCIAL SERVICES – 8.34%
Aaron Rents Inc.	122,743	2,737,169
ABM Industries Inc.	14,294	285,594
Administaff Inc.	102,028	3,703,616
Advance America Cash Advance Centers Inc.	268,443	2,864,287
Advisory Board Co. (The)(a)(b)	78,771	4,605,740
Albany Molecular Research Inc.(a)	43,305	653,905
AMN Healthcare Services Inc.(a)	151,712	2,841,566
Arbitron Inc.	130,431	5,913,742
Arrowhead Research Corp.(a)	146,874	741,714
Bankrate Inc.(a)(b)	49,246	2,271,226
Barrett Business Services Inc.	21,893	521,710
Bright Horizons Family Solutions Inc.(a)	114,033	4,885,174
Capella Education Co.(a)	47,010	2,628,329
CBIZ Inc.(a)	58,399	464,272
CDI Corp.	11,931	332,636
Cenveo Inc.(a)	234,077	5,063,086
Chemed Corp.	96,834	6,019,201
Clayton Holdings Inc.(a)	8,621	69,054
Coinmach Service Corp. Class A	127,348	1,526,903
Coinstar Inc.(a)	33,997	1,093,683

Consolidated Graphics Inc.(a)	38,925	2,444,101
Corinthian Colleges Inc.(a)	377,573	6,007,186
CorVel Corp.(a)	33,361	771,306
CoStar Group Inc.(a)(b)	83,682	4,472,803
CPI Corp.	22,734	875,714
CRA International Inc.(a)	45,264	2,181,272
Cross Country Healthcare Inc.(a)	10,970	191,646
DeVry Inc.	261,044	9,661,238
Diamond Management & Technology Consultants Inc.	123,165	1,133,118
Dollar Financial Corp.(a)	70,108	2,000,181
DynCorp International Inc.(a)	14,684	339,347
Emergency Medical Services LP(a)	40,409	1,222,372
Euronet Worldwide Inc.(a)	199,822	5,948,701
ExlService Holdings Inc.(a)	78,813	1,675,564
Exponent Inc.(a)	47,555	1,193,155
First Advantage Corp. Class A(a)	20,889	369,109
Forrester Research Inc.(a)	62,215	1,466,408
FTI Consulting Inc.(a)	186,078	9,361,584
Gartner Inc.(a)	300,496	7,350,132
GEO Group Inc. (The)(a)	219,694	6,505,139
Gevity HR Inc.	41,427	424,627
Global Cash Access Inc.(a)	182,681	1,934,592
Great Lakes Dredge & Dock Corp.(a)	44,160	386,842
H&E Equipment Services Inc.(a)	77,602	1,395,284
Healthcare Services Group Inc.(b)	181,283	3,674,606
HealthSpring Inc.(a)	130,217	2,539,231
Heartland Payment Systems Inc.(b)	71,430	1,835,751
Heidrick & Struggles International Inc.	74,066	2,699,706
HMS Holdings Corp.(a)	91,901	2,261,684
Home Solutions of America Inc.(a)(b)	38,454	130,359
Hudson Highland Group Inc.(a)	110,074	1,401,242
Huron Consulting Group Inc.(a)	81,261	5,901,174
ICT Group Inc.(a)	21,500	288,315
Integrated Electrical Services Inc.(a)	28,387	726,991
Interactive Data Corp.	55,503	1,565,185
Jackson Hewitt Tax Service Inc.	108,552	3,035,114
Kelly Services Inc. Class A	21,971	435,246
Kendle International Inc.(a)	55,430	2,302,008
Kenexa Corp.(a)	110,361	3,396,912
Kforce Inc.(a)	111,500	1,433,890
Korn/Ferry International(a)	170,096	2,808,285
Labor Ready Inc.(a)	202,308	3,744,721
Landauer Inc.	21,304	1,085,652
LECG Corp.(a)	48,752	726,405
Lincoln Educational Services Corp.(a)	14,537	189,562
Live Nation Inc.(a)	21,597	458,936
MAXIMUS Inc.	8,201	357,400
McGrath RentCorp	109,911	3,653,442
Michael Baker Corp.(a)	31,432	1,540,482
Midas Inc.(a)	64,540	1,217,870
Monro Muffler Brake Inc.	47,756	1,613,675
Morningstar Inc.(a)	53,672	3,295,461
MPS Group Inc.(a)	43,785	488,203
Multi-Color Corp.	31,671	722,732
Navigant Consulting Inc.(a)	144,956	1,835,143
Net 1 UEPS Technologies Inc.(a)	182,294	4,952,928
Odyssey Marine Exploration Inc.(a)	179,266	1,109,657
On Assignment Inc.(a)	32,978	308,015
PAREXEL International Corp.(a)	121,306	5,006,299
PeopleSupport Inc.(a)(b)	53,065	634,657
PharmaNet Development Group Inc.(a)	39,290	1,140,589
PRA International(a)	57,590	1,693,146

Premier Exhibitions Inc.(a)	128,034	1,930,753
Pre-Paid Legal Services Inc.(a)(b)	39,370	2,183,460
Protection One Inc.(a)	23,751	318,738
Providence Service Corp. (The)(a)	38,108	1,118,851
QC Holdings Inc.	27,168	392,578
Resources Connection Inc.	213,730	4,947,849
Rollins Inc.	123,409	3,293,786
RSC Holdings Inc.(a)	49,899	818,344
Senomyx Inc.(a)	132,622	1,624,619
Sotheby’s Holdings Inc. Class A	287,666	13,747,558
Source Interlink Companies Inc.(a)(b)	28,529	100,422
Spherion Corp.(a)	123,020	1,016,145
Standard Parking Corp.(a)	12,449	495,346
Steiner Leisure Ltd.(a)	56,166	2,437,604
Strayer Education Inc.	63,253	10,666,353
Team Inc.(a)	69,262	1,896,394
TeleTech Holdings Inc.(a)	182,249	4,357,574
Universal Technical Institute Inc.(a)	102,926	1,852,668
Valassis Communications Inc.(a)	102,622	915,388
VistaPrint Ltd.(a)	187,934	7,023,094
Watson Wyatt Worldwide Inc.	45,314	2,036,411
Wright Express Corp.(a)	159,592	5,823,512

		259,742,149
COMPUTERS – 2.72%
Ansoft Corp.(a)	74,284	2,449,886
CACI International Inc. Class A(a)	11,188	571,595
COMSYS IT Partners Inc.(a)	76,322	1,282,973
Comtech Group Inc.(a)	85,759	1,561,671
Cray Inc.(a)	75,115	540,828
Data Domain Inc.(a)	10,382	321,323
Echelon Corp.(a)(b)	130,430	3,262,054
Henry (Jack) & Associates Inc.	342,857	8,866,282
iGATE Corp.(a)	94,924	813,499
IHS Inc. Class A(a)	137,014	7,739,921
Integral Systems Inc.(b)	34,464	740,631
Intervoice Inc.(a)	169,459	1,591,220
Isilon Systems Inc.(a)(b)	37,551	289,143
Limelight Networks Inc.(a)	38,151	334,966
LivePerson Inc.(a)	159,027	979,606
Magma Design Automation Inc.(a)	177,797	2,501,604
Manhattan Associates Inc.(a)	96,426	2,643,037
Mentor Graphics Corp.(a)	227,769	3,439,312
MICROS Systems Inc.(a)	176,437	11,480,756
MTS Systems Corp.	47,713	1,984,861
Ness Technologies Inc.(a)	54,027	589,975
Netezza Corp.(a)	18,676	233,637
On2 Technologies Inc.(a)(b)	490,588	569,082
Rackable Systems Inc.(a)	12,055	156,353
Radiant Systems Inc.(a)	114,750	1,816,492
RadiSys Corp.(a)	18,218	226,814
Rimage Corp.(a)	36,225	812,889
Sigma Designs Inc.(a)(b)	102,804	4,959,265
Silicon Graphics Inc.(a)	1,662	32,824
SMART Modular Technologies (WWH) Inc.(a)	218,584	1,562,876
SRA International Inc. Class A(a)	103,159	2,896,705
STEC Inc.(a)	46,682	356,184
Stratasys Inc.(a)	90,107	2,483,349
Super Micro Computer Inc.(a)	40,765	397,866
Sykes Enterprises Inc.(a)	143,631	2,385,711
Synaptics Inc.(a)	111,824	5,340,714
Syntel Inc.	54,921	2,283,615
3D Systems Corp.(a)(b)	76,632	1,810,048

Tyler Technologies Inc.(a)	170,169	2,271,756
Virtusa Corp.(a)	2,951	44,265

		84,625,588
COSMETICS & PERSONAL CARE – 0.17%
Chattem Inc.(a)	66,119	4,662,712
Inter Parfums Inc.	32,098	759,760

		5,422,472
DISTRIBUTION & WHOLESALE – 1.16%
Beacon Roofing Supply Inc.(a)(b)	175,925	1,797,953
Beijing Med-Pharm Corp.(a)(b)	116,191	1,353,625
Brightpoint Inc.(a)	198,938	2,986,059
Central European Distribution Corp.(a)	131,346	6,292,787
Houston Wire & Cable Co.	73,689	1,334,508
LKQ Corp.(a)	197,830	6,886,462
MWI Veterinary Supply Inc.(a)	37,167	1,403,054
NuCO2 Inc.(a)	51,879	1,335,365
Owens & Minor Inc.	31,357	1,194,388
ScanSource Inc.(a)	100,921	2,836,889
United Stationers Inc.(a)	77,098	4,280,481
Watsco Inc.	92,740	4,305,918

		36,007,489
DIVERSIFIED FINANCIAL SERVICES – 2.44%
Advanta Corp. Class B	78,307	2,147,178
Asta Funding Inc.(b)	32,670	1,251,914
Calamos Asset Management Inc. Class A	6,390	180,390
Centerline Holding Co.(b)	123,301	1,892,670
Cohen & Steers Inc.	76,296	2,825,241
CompuCredit Corp.(a)(b)	53,238	1,155,797
Credit Acceptance Corp.(a)(b)	22,347	516,216
Encore Capital Group Inc.(a)	10,994	129,729
Epoch Holding Corp.(a)	37,876	533,294
Evercore Partners Inc. Class A	2,353	61,860
FBR Capital Markets Corp.(a)	26,321	339,014
FCStone Group Inc.(a)	38,477	1,241,653
GAMCO Investors Inc. Class A	6,241	342,007
GFI Group Inc.(a)	69,826	6,013,415
Greenhill & Co. Inc.(b)	83,035	5,069,287
Interactive Brokers Group Inc.(a)	77,645	2,038,958
International Securities Exchange Holdings Inc.	169,312	11,254,169
KBW Inc.(a)	7,378	212,339
Knight Capital Group Inc. Class A(a)	187,427	2,241,627
Landenburg Thalmann Financial Services Inc.(a)(b)	425,599	834,174
MarketAxess Holdings Inc.(a)	135,523	2,032,845
National Financial Partners Corp.	110,138	5,835,111
Nelnet Inc. Class A	5,769	105,227
NewStar Financial Inc.(a)	30,462	342,393
optionsXpress Holdings Inc.	190,439	4,978,075
Penson Worldwide Inc.(a)	59,444	1,098,525
Portfolio Recovery Associates Inc.(b)	69,782	3,703,331
Stewart (W.P.) & Co. Ltd.(b)	43,672	433,226
Stifel Financial Corp.(a)(b)	65,171	3,769,491
SWS Group Inc.	12,296	217,516
TradeStation Group Inc.(a)	126,267	1,473,536
U.S. Global Investors Inc. Class A(b)	51,425	978,103
Waddell & Reed Financial Inc. Class A	305,571	8,259,584
World Acceptance Corp.(a)	76,626	2,534,788

		76,042,683

ELECTRIC – 0.44%
EnerNOC Inc.(a)	13,307	508,061
ITC Holdings Corp.	185,106	9,172,002
Ormat Technologies Inc.	59,902	2,775,859
Pike Electric Corp.(a)	59,646	1,118,959

		13,574,881
ELECTRICAL COMPONENTS & EQUIPMENT – 0.91%
Advanced Energy Industries Inc.(a)	156,247	2,359,330
American Superconductor Corp.(a)(b)	177,423	3,633,623
Belden Inc.	196,177	9,202,663
Coleman Cable Inc.(a)	36,302	502,420
Energy Conversion Devices Inc.(a)(b)	172,629	3,922,131
Greatbatch Inc.(a)	85,336	2,269,084
Insteel Industries Inc.	37,023	568,303
Lamson & Sessions Co. (The)(a)	8,049	217,001
Littelfuse Inc.(a)	30,006	1,070,914
Medis Technologies Ltd.(a)(b)	99,288	1,290,744
Powell Industries Inc.(a)	23,269	881,662
Universal Display Corp.(a)(b)	74,585	1,321,646
Vicor Corp.	84,909	1,029,097

		28,268,618
ELECTRONICS – 3.31%
American Science and Engineering Inc.(b)	40,069	2,510,724
Badger Meter Inc.(b)	52,774	1,691,407
Benchmark Electronics Inc.(a)	61,362	1,464,711
Cogent Inc.(a)(b)	189,829	2,976,519
Coherent Inc.(a)	45,252	1,451,684
Cubic Corp.	43,528	1,835,576
Cymer Inc.(a)	107,175	4,114,448
Daktronics Inc.(b)	138,527	3,770,705
Dionex Corp.(a)	82,874	6,585,168
Eagle Test Systems Inc.(a)	49,615	636,064
Excel Technology Inc.(a)	10,626	265,119
FARO Technologies Inc.(a)	72,514	3,201,493
FEI Co.(a)	170,674	5,364,284
FLIR Systems Inc.(a)(b)	288,543	15,982,397
II-VI Inc.(a)	103,244	3,565,015
Ionatron Inc.(a)	140,009	480,231
Itron Inc.(a)	130,650	12,159,595
L-1 Identity Solutions Inc.(a)	138,107	2,603,317
LoJack Corp.(a)	82,012	1,554,948
Measurement Specialties Inc.(a)	24,725	689,827
Multi-Fineline Electronix Inc.(a)	16,219	240,528
OSI Systems Inc.(a)	30,676	690,517
OYO Geospace Corp.(a)	17,389	1,612,134
Plexus Corp.(a)	122,276	3,350,362
Rofin-Sinar Technologies Inc.(a)	60,755	4,265,609
Sonic Solutions Inc.(a)	26,103	273,298
Taser International Inc.(a)(b)	270,707	4,247,393
Technitrol Inc.	66,332	1,787,647
TTM Technologies Inc.(a)	21,495	248,697
Varian Inc.(a)	77,785	4,947,904
Woodward Governor Co.	130,551	8,146,382
X-Rite Inc.	33,198	479,379

		103,193,082
ENERGY - ALTERNATE SOURCES – 0.41%
Aventine Renewable Energy Holdings Inc.(a)	81,008	856,255
Clean Energy Fuels Corp.(a)	43,436	657,621
Comverge Inc.(a)	18,003	591,579
Evergreen Energy Inc.(a)(b)	129,937	662,679

Evergreen Solar Inc.(a)(b)	373,141	3,332,149
FuelCell Energy Inc.(a)(b)	289,286	2,586,217
MGP Ingredients Inc.	3,477	35,709
Nova Biosource Fuels Inc.(a)(b)	138,071	387,980
Pacific Ethanol Inc.(a)(b)	100,333	965,203
US BioEnergy Corp.(a)	32,275	248,840
VeraSun Energy Corp.(a)(b)	125,911	1,385,021
Verenium Corp.(a)(b)	177,985	939,761

		12,649,014
ENGINEERING & CONSTRUCTION – 0.78%
AECOM Technology Corp.(a)	144,661	5,053,009
Dycom Industries Inc.(a)	85,597	2,621,836
ENGlobal Corp.(a)(b)	72,642	828,845
Granite Construction Inc.	90,324	4,788,978
Layne Christensen Co.(a)	60,565	3,360,146
Perini Corp.(a)	89,360	4,997,905
Stanley Inc.(a)	34,793	958,547
Washington Group International Inc.(a)	19,649	1,725,379

		24,334,645
ENTERTAINMENT – 1.12%
Bally Technologies Inc.(a)	231,975	8,218,874
Cinemark Holdings Inc.	56,289	1,044,724
Dover Downs Gaming & Entertainment Inc.	67,651	702,894
Isle of Capri Casinos Inc.(a)	7,024	136,617
Lakes Entertainment Inc.(a)	40,089	382,048
Macrovision Corp.(a)(b)	231,145	5,693,101
National CineMedia Inc.	183,112	4,101,709
Pinnacle Entertainment Inc.(a)	139,999	3,812,173
Shuffle Master Inc.(a)(b)	153,873	2,300,401
Vail Resorts Inc.(a)	136,836	8,523,514

		34,916,055
ENVIRONMENTAL CONTROL – 0.79%
American Ecology Corp.	65,709	1,392,374
Clean Harbors Inc.(a)	72,274	3,217,638
Darling International Inc.(a)	352,741	3,488,608
Fuel Tech Inc.(a)(b)	75,732	1,672,920
Metal Management Inc.	8,897	482,217
Mine Safety Appliances Co.	46,283	2,180,392
Rentech Inc.(a)(b)	712,247	1,538,454
Tetra Tech Inc.(a)	151,173	3,192,774
Waste Connections Inc.(a)	213,940	6,794,734
Waste Holdings Inc.	21,969	628,753

		24,588,864
FOOD – 0.82%
American Dairy Inc.(a)(b)	28,385	553,791
Arden Group Inc. Class A	4,942	689,557
Benihana Inc.(a)	48,096	832,542
Cal-Maine Foods Inc.	3,713	93,716
Flowers Foods Inc.	141,219	3,078,574
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	17,432	530,979
Ingles Markets Inc. Class A	46,236	1,325,124
J&J Snack Foods Corp.	41,236	1,435,838
Lance Inc.	38,118	877,476
M&F Worldwide Corp.(a)	53,025	2,661,325
Nash Finch Co.	26,236	1,044,980
Pathmark Stores Inc.(a)	140,236	1,788,009
Ralcorp Holdings Inc.(a)	30,342	1,693,690
Sanderson Farms Inc.	45,037	1,876,692
Seaboard Corp.	97	190,120

Spartan Stores Inc.	33,631	757,706
Tootsie Roll Industries Inc.	36,528	969,088
United Natural Foods Inc.(a)	186,581	5,078,735
Winn-Dixie Stores Inc.(a)	7,910	148,075

		25,626,017
FOREST PRODUCTS & PAPER – 0.14%
Deltic Timber Corp.	45,866	2,610,693
Neenah Paper Inc.	44,530	1,473,498
Xerium Technologies Inc.	39,462	213,095

		4,297,286
GAS – 0.01%
EnergySouth Inc.	8,620	434,620

		434,620
HAND & MACHINE TOOLS – 0.42%
Baldor Electric Co.	199,349	7,963,993
Franklin Electric Co. Inc.(b)	84,203	3,461,585
Raser Technologies Inc.(a)(b)	135,646	1,748,477

		13,174,055
HEALTH CARE - PRODUCTS – 6.77%
Abaxis Inc.(a)	91,300	2,049,685
ABIOMED Inc.(a)	125,980	1,565,931
Accuray Inc.(a)	71,973	1,256,649
Align Technology Inc.(a)(b)	257,867	6,531,771
American Medical Systems Holdings Inc.(a)(b)	314,067	5,323,436
AngioDynamics Inc.(a)	40,948	771,870
Arrow International Inc.	102,263	4,651,944
ArthroCare Corp.(a)(b)	119,828	6,697,187
Aspect Medical Systems Inc.(a)	68,100	924,117
Bruker BioSciences Corp.(a)	284,030	2,499,464
Cepheid Inc.(a)(b)	240,134	5,475,055
Conceptus Inc.(a)	128,496	2,438,854
Cutera Inc.(a)	59,150	1,550,321
Cyberonics Inc.(a)	96,701	1,348,012
Cynosure Inc. Class A(a)	33,032	1,218,881
DJO Inc.(a)	102,704	5,042,766
ev3 Inc.(a)(b)	77,082	1,265,686
FoxHollow Technologies Inc.(a)	86,515	2,283,996
Haemonetics Corp.(a)	107,263	5,300,937
Hansen Medical Inc.(a)(b)	33,583	910,435
Hologic Inc.(a)(b)	234,597	14,310,417
ICU Medical Inc.(a)	37,887	1,468,121
Immucor Inc.(a)	299,921	10,722,176
Insulet Corp.(a)	27,848	605,694
Inverness Medical Innovations Inc.(a)	86,076	4,761,724
Kensey Nash Corp.(a)	38,659	1,009,386
Kyphon Inc.(a)	198,338	13,883,660
LCA-Vision Inc.	87,665	2,576,474
Luminex Corp.(a)(b)	156,846	2,365,238
Masimo Corp.(a)	44,068	1,130,785
Medical Action Industries Inc.(a)	51,053	1,207,914
Mentor Corp.	147,269	6,781,737
Meridian Bioscience Inc.	173,143	5,249,696
Merit Medical Systems Inc.(a)	15,930	206,771
Metabolix Inc.(a)	63,012	1,528,671
Micrus Endovascular Corp.(a)	65,631	1,199,078
Minrad International Inc.(a)	205,932	986,414
Natus Medical Inc.(a)	93,953	1,497,611
Northstar Neuroscience Inc.(a)	85,373	952,763
NuVasive Inc.(a)	150,456	5,405,884

NxStage Medical Inc.(a)(b)	87,892	1,273,555
Oakley Inc.	107,396	3,117,706
OraSure Technologies Inc.(a)	201,807	2,028,160
Orthofix International NV(a)	42,347	2,073,733
Palomar Medical Technologies Inc.(a)	80,055	2,280,767
PolyMedica Corp.	99,200	5,209,984
PSS World Medical Inc.(a)	292,851	5,602,240
Quidel Corp.(a)	125,183	2,448,579
Sirona Dental Systems Inc.(a)	73,172	2,610,045
Sonic Innovations Inc.(a)	115,312	1,057,411
SonoSite Inc.(a)(b)	72,654	2,217,400
Spectranetics Corp.(a)	135,969	1,832,862
Stereotaxis Inc.(a)(b)	113,978	1,571,757
Steris Corp.	130,691	3,571,785
SurModics Inc.(a)(b)	66,206	3,244,756
Symmetry Medical Inc.(a)	13,741	229,475
Thoratec Corp.(a)(b)	231,948	4,799,004
TomoTherapy Inc.(a)	44,885	1,042,679
Ventana Medical Systems Inc.(a)	116,857	10,039,185
Visicu Inc.(a)	67,194	509,331
Vital Images Inc.(a)	70,473	1,375,633
Vital Sign Inc.	43,103	2,247,390
Volcano Corp.(a)	103,491	1,701,392
West Pharmaceutical Services Inc.	143,753	5,988,750
Wright Medical Group Inc.(a)	146,056	3,917,222
Zoll Medical Corp.(a)	66,999	1,736,614

		210,684,626
HEALTH CARE - SERVICES – 1.75%
Air Methods Corp.(a)	45,547	2,104,271
Alliance Imaging Inc.(a)(b)	66,399	601,575
Amedisys Inc.(a)	106,487	4,091,231
American Dental Partners Inc.(a)	51,366	1,438,762
Apria Healthcare Group Inc.(a)	78,449	2,040,458
Assisted Living Concepts Inc.(a)	75,420	689,339
Bio-Reference Laboratories Inc.(a)	48,292	1,630,338
Capital Senior Living Corp.(a)	25,948	218,482
Centene Corp.(a)	130,686	2,811,056
Emeritus Corp.(a)	22,996	623,192
Gentiva Health Services Inc.(a)	37,065	712,019
Healthways Inc.(a)	152,689	8,240,625
Hythiam Inc.(a)(b)	132,960	989,222
LHC Group Inc.(a)	63,527	1,363,925
Magellan Health Services Inc.(a)	27,071	1,098,541
Matria Healthcare Inc.(a)	74,675	1,953,498
MedCath Corp.(a)	13,587	373,099
National Healthcare Corp.	19,349	994,345
NightHawk Radiology Holdings Inc.(a)(b)	92,031	2,255,680
Odyssey Healthcare Inc.(a)	10,389	99,838
Psychiatric Solutions Inc.(a)	236,426	9,286,813
Radiation Therapy Services Inc.(a)	56,451	1,175,310
Skilled Healthcare Group Inc. Class A(a)	52,055	819,866
Sun Healthcare Group Inc.(a)	187,263	3,129,165
Sunrise Senior Living Inc.(a)	166,003	5,871,526

		54,612,176
HOLDING COMPANIES - DIVERSIFIED – 0.24%
Aldabra Acquisition Corp.(a)	52,974	486,831
Alternative Asset Management Acquisition Corp.	52,654	464,408
Information Services Group Inc.(a)(b)	57,362	438,819
Walter Industries Inc.	226,858	6,102,480

		7,492,538

HOME BUILDERS – 0.29%
AMREP Corp.(b)	2,693	72,172
Champion Enterprises Inc.(a)	283,265	3,110,250
Fleetwood Enterprises Inc.(a)	280,410	2,397,505
Williams Scotsman International Inc.(a)	15,046	416,925
Winnebago Industries Inc.(b)	127,656	3,048,425

		9,045,277
HOME FURNISHINGS – 0.74%
DTS Inc.(a)	79,365	2,410,315
Ethan Allen Interiors Inc.	10,485	342,755
Kimball International Inc. Class B	58,694	667,938
Sealy Corp.	135,689	1,905,074
Tempur-Pedic International Inc.	361,306	12,916,689
TiVo Inc.(a)	425,275	2,700,496
Universal Electronics Inc.(a)	62,806	2,041,195

		22,984,462
HOUSEHOLD PRODUCTS & WARES – 0.58%
ACCO Brands Corp.(a)	61,692	1,384,368
Blyth Inc.	14,972	306,177
Fossil Inc.(a)	190,103	7,102,248
Playtex Products Inc.(a)	205,034	3,748,022
Standard Register Co. (The)	17,616	223,899
Tupperware Brands Corp.	132,664	4,177,589
WD-40 Co.	30,307	1,034,681

		17,976,984
HOUSEWARES – 0.01%
Libbey Inc.	3,925	68,766
Lifetime Brands Inc.	9,585	194,480

		263,246
INSURANCE – 0.39%
AmTrust Financial Services Inc.	84,909	1,288,070
Citizens Inc.(a)	10,660	81,549
Darwin Professional Underwriters Inc.(a)	22,397	483,775
eHealth Inc.(a)	54,224	1,502,005
Enstar Group Ltd.(a)(b)	30,519	3,868,283
First Mercury Financial Corp.(a)	29,690	638,632
Greenlight Capital Re Ltd.(a)	5,108	103,590
Hilb Rogal & Hobbs Co.	10,297	446,169
James River Group Inc.	1,443	46,753
National Interstate Corp.	5,826	179,383
Primus Guaranty Ltd.(a)(b)	38,631	406,398
Tower Group Inc.	87,119	2,280,775
Universal American Financial Corp.(a)	39,452	899,900
Validus Holdings Ltd.(a)	1,216	29,476

		12,254,758
INTERNET – 5.02%
Art Technology Group Inc.(a)	559,641	1,690,116
Authorize.Net Holdings Inc.(a)	112,443	1,982,370
Blue Coat Systems Inc.(a)	58,474	4,605,412
Blue Nile Inc.(a)(b)	58,463	5,502,538
Chordiant Software Inc.(a)	143,199	1,984,738
CNET Networks Inc.(a)	659,237	4,911,316
Cogent Communications Group Inc.(a)	217,783	5,083,055
comScore Inc.(a)	12,429	335,583
CyberSource Corp.(a)(b)	137,638	1,608,988
DealerTrack Holdings Inc.(a)	145,500	6,093,540
Dice Holdings Inc.(a)	29,889	307,259

Digital River Inc.(a)(b)	180,129	8,060,773
Equinix Inc.(a)(b)	137,450	12,190,440
eResearch Technology Inc.(a)(b)	171,127	1,949,137
Global Sources Ltd.(a)	68,452	1,517,581
GSI Commerce Inc.(a)	87,510	2,327,766
Harris Interactive Inc.(a)	127,074	547,689
iBasis Inc.(a)	144,693	1,555,450
iMergent Inc.(b)	53,644	1,203,235
InfoSpace Inc.	73,979	1,299,071
Internap Network Services Corp.(a)(b)	213,789	3,029,390
Interwoven Inc.(a)	155,262	2,209,378
iPass Inc.(a)(b)	116,420	488,964
j2 Global Communications Inc.(a)	215,070	7,039,241
Knot Inc. (The)(a)	120,646	2,564,934
Lionbridge Technologies Inc.(a)	223,720	892,643
Liquidity Services Inc.(a)	46,275	508,562
LoopNet Inc.(a)	118,314	2,430,170
Mercadolibre Inc.(a)	42,591	1,560,108
Move Inc.(a)	453,654	1,252,085
NetFlix Inc.(a)(b)	204,753	4,242,482
NIC Inc.	170,700	1,184,658
1-800-FLOWERS.COM Inc.(a)	105,534	1,223,139
Online Resources Corp.(a)	113,828	1,438,786
Orbitz Worldwide Inc.(a)	74,734	843,747
Overstock.com Inc.(a)(b)	71,723	2,065,622
Perficient Inc.(a)	128,021	2,799,819
Priceline.com Inc.(a)(b)	164,947	14,639,046
RightNow Technologies Inc.(a)	78,397	1,261,408
Sapient Corp.(a)	356,035	2,388,995
Secure Computing Corp.(a)	14,549	141,562
Shutterfly Inc.(a)(b)	63,666	2,031,582
Sohu.com Inc.(a)	119,787	4,517,168
SonicWALL Inc.(a)	72,664	634,357
Sourcefire Inc.(a)(b)	29,335	266,362
Stamps.com Inc.(a)	72,575	868,723
TechTarget Inc.(a)	23,786	401,983
Terremark Worldwide Inc.(a)	210,249	1,507,485
TheStreet.com Inc.	90,232	1,092,710
Travelzoo Inc.(a)	32,726	751,062
TriZetto Group Inc. (The)(a)(b)	197,463	3,457,577
United Online Inc.	81,542	1,223,945
ValueClick Inc.(a)	434,688	9,763,092
Vasco Data Security International Inc.(a)	114,018	4,025,976
Vignette Corp.(a)	67,362	1,351,955
Vocus Inc.(a)	56,739	1,659,048
Websense Inc.(a)	196,007	3,867,218

		156,381,039
INVESTMENT COMPANIES – 0.03%
BlackRock Kelso Capital Corp.	2,090	30,305
PennantPark Investment Corp.	62,521	837,781

		868,086
IRON & STEEL – 0.02%
Universal Stainless & Alloy Products Inc.(a)	15,582	620,008

		620,008
LEISURE TIME – 0.79%
Ambassadors Group Inc.	68,584	2,613,050
Ambassadors International Inc.	14,557	357,083
Life Time Fitness Inc.(a)(b)	138,252	8,480,378
Marine Products Corp.	7,963	67,526
Nautilus Inc.	51,643	411,595

Polaris Industries Inc.(b)	131,227	5,724,122
Town Sports International Holdings Inc.(a)	65,551	997,031
WMS Industries Inc.(a)	177,120	5,862,672

		24,513,457
LODGING – 0.36%
Ameristar Casinos Inc.	47,180	1,325,758
Gaylord Entertainment Co.(a)	77,131	4,104,912
Marcus Corp.	32,938	632,410
Monarch Casino & Resort Inc.(a)	52,378	1,490,154
Morgans Hotel Group Co.(a)	96,720	2,103,660
MTR Gaming Group Inc.(a)	88,889	847,112
Riviera Holdings Corp.(a)	23,970	672,358

		11,176,364
MACHINERY – 1.97%
Altra Holdings Inc.(a)	49,963	832,883
Applied Industrial Technologies Inc.	32,531	1,002,931
Astec Industries Inc.(a)	82,011	4,711,532
Bucyrus International Inc. Class A	162,796	11,872,712
Cascade Corp.	9,759	635,994
Chart Industries Inc.(a)	38,288	1,231,342
Cognex Corp.	152,983	2,716,978
Columbus McKinnon Corp.(a)	45,859	1,141,431
Flow International Corp.(a)	163,121	1,438,727
Gorman-Rupp Co. (The)	50,174	1,663,770
Hurco Companies Inc.(a)	24,288	1,313,009
Intermec Inc.(a)	263,981	6,895,184
Intevac Inc.(a)	93,063	1,414,558
iRobot Corp.(a)(b)	67,073	1,333,411
Kadant Inc.(a)	3,408	95,424
Lindsay Corp.	19,576	857,037
Middleby Corp. (The)(a)	59,621	3,847,939
Nordson Corp.	111,573	5,602,080
Sauer-Danfoss Inc.	26,194	698,856
Tennant Co.	37,854	1,843,490
TurboChef Technologies Inc.(a)(b)	85,724	1,131,557
Twin Disc Inc.	19,810	1,152,942
Wabtec Corp.	212,120	7,946,015

		61,379,802
MANUFACTURING – 2.29%
Actuant Corp. Class A	104,598	6,795,732
Acuity Brands Inc.	134,757	6,802,533
American Railcar Industries Inc.	42,699	940,232
Ameron International Corp.	3,209	339,416
AptarGroup Inc.	23,708	897,822
AZZ Inc.(a)	50,998	1,782,890
Barnes Group Inc.	182,544	5,826,804
Ceradyne Inc.(a)	83,905	6,354,965
CLARCOR Inc.	111,212	3,804,563
ESCO Technologies Inc.(a)	113,120	3,760,109
FreightCar America Inc.	3,321	126,862
GenTek Inc.(a)	37,591	1,130,737
Hexcel Corp.(a)(b)	410,719	9,327,428
Koppers Holdings Inc.	41,865	1,616,408
Lancaster Colony Corp.	89,402	3,412,474
LSB Industries Inc.(a)(b)	67,629	1,599,426
Matthews International Corp. Class A	137,682	6,030,472
Myers Industries Inc.	120,058	2,379,550
Polypore International Inc.	13,209	185,719
Raven Industries Inc.	69,930	2,800,696
Reddy Ice Holdings Inc.	43,172	1,138,446

Smith & Wesson Holding Corp.(a)(b)	129,699	2,475,954
Sturm, Ruger & Co. Inc.(a)	98,999	1,773,072

		71,302,310
MEDIA – 0.75%
Acacia Research Corp. - Acacia Technologies Group(a)	124,409	1,826,324
Citadel Broadcasting Corp.	289,978	1,206,308
CKX Inc.(a)	151,632	1,866,590
Courier Corp.	33,132	1,166,578
Crown Media Holdings Inc. Class A(a)(b)	39,114	281,230
Cumulus Media Inc. Class A(a)	57,521	587,865
Dolan Media Co.(a)	19,258	467,969
Entravision Communications Corp.(a)	138,321	1,275,320
Gemstar-TV Guide International Inc.(a)	998,229	6,947,674
LodgeNet Entertainment Corp.(a)(b)	70,666	1,792,090
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	116,276	1,354,615
Nexstar Broadcasting Group Inc. Class A(a)	12,911	135,436
Sinclair Broadcast Group Inc. Class A	101,663	1,224,023
Spanish Broadcasting System Inc. Class A(a)	91,854	236,983
Sun-Times Media Group Inc. Class A(a)	155,523	353,037
Value Line Inc.	5,956	293,452
Westwood One Inc.	275,945	758,849
World Wrestling Entertainment Inc.	98,268	1,481,881

		23,256,224
METAL FABRICATE & HARDWARE – 0.90%
Ampco-Pittsburgh Corp.	2,612	102,861
Castle(A.M.) & Co.	21,573	703,280
Dynamic Materials Corp.	52,898	2,533,285
Foster (L.B.) Co. Class A(a)	42,058	1,827,841
Haynes International Inc.(a)	50,797	4,336,540
Kaydon Corp.	101,357	5,269,550
Ladish Co. Inc.(a)	24,168	1,340,841
RBC Bearings Inc.(a)	92,667	3,553,779
Sun Hydraulics Corp.	48,590	1,545,162
Valmont Industries Inc.	81,053	6,877,347

		28,090,486
MINING – 1.26%
AMCOL International Corp.	33,916	1,122,280
Apex Silver Mines Ltd.(a)	255,655	4,972,490
Brush Engineered Materials Inc.(a)	88,510	4,592,784
Century Aluminum Co.(a)	69,719	3,670,705
Coeur d’Alene Mines Corp.(a)(b)	630,251	2,388,651
Hecla Mining Co.(a)	524,387	4,693,264
Horsehead Holding Corp.(a)	6,145	137,771
Idaho General Mines Inc.(a)(b)	211,002	1,401,053
Kaiser Aluminum Corp.	65,852	4,647,176
Royal Gold Inc.	38,699	1,267,392
RTI International Metals Inc.(a)	100,478	7,963,886
Stillwater Mining Co.(a)	10,738	110,494
Uranium Resources Inc.(a)	107,342	1,007,941
US Gold Corp.(a)	224,940	1,410,374

		39,386,261
OFFICE FURNISHINGS – 0.50%
Herman Miller Inc.	276,608	7,507,141
Interface Inc. Class A	238,586	4,306,477
Knoll Inc.	216,574	3,842,023

		15,655,641

OIL & GAS – 3.19%
Alon USA Energy Inc.	56,721	1,916,035
Apco Argentina Inc.	9,905	1,044,185
Arena Resources Inc.(a)	66,429	4,351,099
Atlas America Inc.	99,586	5,141,625
ATP Oil & Gas Corp.(a)	93,077	4,377,411
Atwood Oceanics Inc.(a)	119,410	9,142,030
Berry Petroleum Co. Class A	68,842	2,725,455
Bill Barrett Corp.(a)	106,474	4,196,140
Bois d’Arc Energy Inc.(a)	68,617	1,315,388
BPZ Energy Inc.(a)(b)	225,966	1,762,535
Carrizo Oil & Gas Inc.(a)	102,426	4,594,830
Comstock Resources Inc.(a)	143,303	4,419,465
Concho Resources Inc.(a)	68,073	1,008,161
Contango Oil & Gas Co.(a)	57,394	2,077,663
Crosstex Energy Inc.	160,690	6,091,758
Delek US Holdings Inc.	28,783	721,878
Delta Petroleum Corp.(a)(b)	286,374	5,140,413
FX Energy Inc.(a)	154,824	1,153,439
GeoGlobal Resources Inc.(a)(b)	140,750	506,700
GMX Resources Inc.(a)(b)	50,576	1,627,030
Goodrich Petroleum Corp.(a)(b)	67,846	2,150,718
Grey Wolf Inc.(a)	63,988	419,121
Gulfport Energy Corp.(a)	86,459	2,045,620
Mariner Energy Inc.(a)	203,237	4,209,038
McMoRan Exploration Co.(a)	61,363	825,332
Parallel Petroleum Corp.(a)	164,757	2,799,221
Parker Drilling Co.(a)	389,251	3,160,718
Penn Virginia Corp.	74,430	3,273,431
Petrohawk Energy Corp.(a)	381,298	6,260,913
Petroleum Development Corp.(a)	9,002	399,239
PetroQuest Energy Inc.(a)	181,493	1,947,420
Rex Energy Corp.	2,514	20,238
Rosetta Resources Inc.(a)	119,879	2,198,581
SulphCo Inc.(a)(b)	121,998	1,073,582
TXCO Resources Inc.(a)	146,871	1,315,964
Venoco Inc.(a)	61,816	1,060,144
Warren Resources Inc.(a)(b)	241,342	3,026,429

		99,498,949
OIL & GAS SERVICES – 2.32%
Basic Energy Services Inc.(a)	130,248	2,737,813
Cal Dive International Inc.(a)(b)	97,315	1,459,725
CARBO Ceramics Inc.	88,445	4,486,815
Complete Production Services Inc.(a)	186,270	3,814,810
Dawson Geophysical Co.(a)	30,594	2,371,341
Dril-Quip Inc.(a)	116,134	5,731,213
Flotek Industries Inc.(a)	79,203	3,496,812
Geokinetics Inc.(a)	29,801	695,853
Gulf Island Fabrication Inc.	42,295	1,623,705
Hercules Offshore Inc.(a)(b)	361,608	9,441,585
ION Geophysical Corp.(a)(b)	309,915	4,286,124
Lufkin Industries Inc.	65,552	3,606,671
MarkWest Hydrocarbon Inc.	27,880	1,620,664
Matrix Service Co.(a)	116,129	2,432,903
NATCO Group Inc. Class A(a)	75,856	3,925,548
Newpark Resources Inc.(a)(b)	339,242	1,818,337
RPC Inc.	140,587	1,997,741
Superior Offshore International Inc.(a)	28,039	315,439
Superior Well Services Inc.(a)	50,101	1,138,796
T-3 Energy Services Inc.(a)	24,981	1,065,190
W-H Energy Services Inc.(a)	132,480	9,770,400
Willbros Group Inc.(a)	126,854	4,313,036

		72,150,521

PACKAGING & CONTAINERS – 0.46%
AEP Industries Inc.(a)	24,795	1,049,820
Graphic Packaging Corp.(a)	299,457	1,353,546
Greif Inc. Class A	144,579	8,773,054
Silgan Holdings Inc.	58,409	3,139,484

		14,315,904
PHARMACEUTICALS – 6.07%
ACADIA Pharmaceuticals Inc.(a)	135,106	2,033,345
Adams Respiratory Therapeutics Inc.(a)(b)	155,224	5,982,333
Akorn Inc.(a)	240,562	1,801,809
Alexza Pharmaceuticals Inc.(a)	88,079	762,764
Alkermes Inc.(a)	438,035	8,059,844
Allos Therapeutics Inc.(a)	181,217	860,781
Alnylam Pharmaceuticals Inc.(a)	140,751	4,612,410
Altus Pharmaceuticals Inc.(a)	92,780	973,262
Amicus Therapeutics Inc.(a)	18,372	306,996
Animal Health International Inc.(a)	31,052	345,609
Array BioPharma Inc.(a)	205,314	2,305,676
Auxilium Pharmaceuticals Inc.(a)(b)	136,332	2,873,879
Bentley Pharmaceuticals Inc.(a)	43,877	547,585
Biodel Inc.(a)	22,066	376,005
BioMarin Pharmaceutical Inc.(a)	417,173	10,387,608
Bionovo Inc.(a)(b)	168,572	649,002
Bradley Pharmaceuticals Inc.(a)	16,552	301,246
Cadence Pharmaceuticals Inc.(a)	70,753	990,542
Caraco Pharmaceutical Laboratories Ltd.(a)	43,547	664,092
Cubist Pharmaceuticals Inc.(a)(b)	241,243	5,097,465
CV Therapeutics Inc.(a)(b)	258,937	2,325,254
Cypress Bioscience Inc.(a)	161,556	2,211,702
Cytrx Corp.(a)	377,724	1,306,925
Dendreon Corp.(a)(b)	365,239	2,808,688
Discovery Laboratories Inc.(a)	369,935	995,125
DURECT Corp.(a)(b)	303,450	1,662,906
HealthExtras Inc.(a)	134,845	3,752,736
Idenix Pharmaceuticals Inc.(a)(b)	109,734	317,131
I-Flow Corp.(a)(b)	89,295	1,659,994
Indevus Pharmaceuticals Inc.(a)	242,540	1,675,951
Isis Pharmaceuticals Inc.(a)	184,925	2,768,327
Javelin Pharmaceuticals Inc.(a)	185,948	933,459
Jazz Pharmaceuticals Inc.(a)	10,923	122,338
K-V Pharmaceutical Co. Class A(a)	154,211	4,410,435
Ligand Pharmaceuticals Inc. Class B	393,383	2,100,665
Mannatech Inc.(b)	67,672	548,143
Medarex Inc.(a)	548,568	7,767,723
Medicines Co. (The)(a)	225,432	4,014,944
Medicis Pharmaceutical Corp. Class A(b)	243,282	7,422,534
MGI PHARMA INC.(a)	347,434	9,651,717
Nabi Biopharmaceuticals(a)	112,607	457,184
Nastech Pharmaceutical Co. Inc.(a)(b)	111,409	1,482,854
Neurocrine Biosciences Inc.(a)	87,787	877,870
Neurogen Corp.(a)	137,875	612,165
Noven Pharmaceuticals Inc.(a)	108,343	1,725,904
Obagi Medical Products Inc.(a)	23,508	434,193
Onyx Pharmaceuticals Inc.(a)(b)	238,203	10,366,595
OSI Pharmaceuticals Inc.(a)	251,144	8,536,385
Osiris Therapeutics Inc.(a)(b)	59,148	761,826
Pain Therapeutics Inc.(a)(b)	156,838	1,466,435
Par Pharmaceutical Companies Inc.(a)	140,896	2,615,030
Penwest Pharmaceuticals Co.(a)(b)	101,270	1,114,983
Perrigo Co.	176,169	3,761,208

PetMed Express Inc.(a)	93,593	1,311,238
PharMerica Corp.(a)	32,283	481,662
Pharmion Corp.(a)	113,411	5,232,784
Poniard Pharmaceuticals Inc.(a)	101,349	574,649
POZEN Inc.(a)	110,931	1,226,897
Progenics Pharmaceuticals Inc.(a)	104,160	2,302,978
Rigel Pharmaceuticals Inc.(a)	114,204	1,076,944
Salix Pharmaceuticals Ltd.(a)(b)	183,469	2,278,685
Santarus Inc.(a)	219,362	581,309
Sciele Pharma Inc.(a)	130,167	3,386,945
Sirtris Pharmaceuticals Inc.(a)(b)	24,274	414,600
Somaxon Pharmaceuticals Inc.(a)	44,584	453,419
Sucampo Pharmaceuticals Inc.	4,203	45,182
Synta Pharmaceuticals Corp.(a)	21,391	141,181
Synutra International Inc.(a)(b)	18,646	556,583
Tiens Biotech Group (USA) Inc.(a)(b)	1,235	4,137
Trubion Pharmaceuticals Inc.(a)(b)	37,781	458,284
United Therapeutics Corp.(a)	90,572	6,026,661
USANA Health Sciences Inc.(a)(b)	36,652	1,603,525
Valeant Pharmaceuticals International(a)	414,020	6,409,030
Vanda Pharmaceuticals Inc.(a)	115,780	1,610,500
ViroPharma Inc.(a)	269,372	2,397,411
VIVUS Inc.(a)	254,750	1,263,560
XenoPort Inc.(a)	93,981	4,421,806
Zymogenetics Inc.(a)(b)	170,132	2,220,223

		189,081,775
REAL ESTATE – 0.11%
Consolidated-Tomoka Land Co.	24,990	1,679,578
Grubb & Ellis Co.(a)	68,769	639,552
Thomas Properties Group Inc.	103,494	1,241,928

		3,561,058
REAL ESTATE INVESTMENT TRUSTS – 3.84%
Acadia Realty Trust	140,021	3,798,770
Alexander’s Inc.(a)	8,761	3,377,365
Alexandria Real Estate Equities Inc.	64,356	6,194,909
Associated Estates Realty Corp.	62,449	814,335
Corporate Office Properties Trust	16,948	705,545
Cousins Properties Inc.	176,681	5,187,354
Digital Realty Trust Inc.	232,062	9,140,922
EastGroup Properties Inc.	84,047	3,803,967
Equity Inns Inc.	239,924	5,417,484
Equity Lifestyle Properties Inc.	87,786	4,547,315
FelCor Lodging Trust Inc.	271,916	5,419,286
First Industrial Realty Trust Inc.	120,509	4,684,185
Getty Realty Corp.	75,655	2,057,816
Glimcher Realty Trust	161,706	3,800,091
Highwoods Properties Inc.	175,227	6,425,574
Home Properties Inc.	111,692	5,828,089
Inland Real Estate Corp.	46,460	719,665
JER Investors Trust Inc.	58,076	723,046
Kite Realty Group Trust	5,541	104,171
Maguire Properties Inc.	70,312	1,816,159
Mid-America Apartment Communities Inc.	110,918	5,529,262
National Health Investors Inc.	6,663	205,953
Nationwide Health Properties Inc.	345,071	10,396,989
Omega Healthcare Investors Inc.	293,156	4,552,713
Post Properties Inc.	32,008	1,238,710
PS Business Parks Inc.	69,372	3,943,798
Quadra Realty Trust Inc.	29,239	278,648
Ramco-Gershenson Properties Trust	52,122	1,628,291
Saul Centers Inc.	46,768	2,408,552

Sun Communities Inc.	69,834	2,100,607
Tanger Factory Outlet Centers Inc.	136,344	5,534,203
Universal Health Realty Income Trust	16,932	601,594
Washington Real Estate Investment Trust	196,272	6,512,305

		119,497,673
RETAIL – 6.67%
AC Moore Arts & Crafts Inc.(a)	74,602	1,175,728
Aeropostale Inc.(a)	337,768	6,437,858
AFC Enterprises Inc.(a)	76,619	1,153,116
Applebee’s International Inc.	286,204	7,120,756
Bebe Stores Inc.	110,979	1,623,623
Big 5 Sporting Goods Corp.	99,326	1,857,396
BJ’s Restaurants Inc.(a)(b)	74,588	1,570,077
Bon-Ton Stores Inc. (The)	14,269	324,192
Brown Shoe Co. Inc.	89,368	1,733,739
Buckle Inc. (The)	61,383	2,328,871
Buffalo Wild Wings Inc.(a)	66,857	2,521,846
Build-A-Bear Workshop Inc.(a)(b)	68,222	1,211,623
Cabela’s Inc. Class A(a)(b)	22,338	528,294
Cache Inc.(a)	38,659	690,063
California Pizza Kitchen Inc.(a)	126,923	2,230,037
Carrols Restaurant Group Inc.(a)	43,551	487,771
Cash America International Inc.	122,621	4,610,550
Casual Male Retail Group Inc.(a)	143,971	1,289,980
Cato Corp. Class A	33,391	682,512
CBRL Group Inc.	64,965	2,650,572
CEC Entertainment Inc.(a)	57,565	1,546,772
Charlotte Russe Holding Inc.(a)	110,916	1,623,810
Children’s Place Retail Stores Inc. (The)(a)	98,394	2,389,006
Chipotle Mexican Grill Inc. Class B(a)	142,729	15,272,003
Christopher & Banks Corp.	158,211	1,917,517
Citi Trends Inc.(a)	60,590	1,318,438
CKE Restaurants Inc.	250,870	4,066,603
Collective Brands Inc.(a)	127,648	2,815,915
Conn’s Inc.(a)(b)	3,214	76,782
CSK Auto Corp.(a)	11,083	118,034
Deb Shops Inc.	20,433	549,443
Denny’s Corp.(a)	409,933	1,639,732
Dress Barn Inc.(a)	158,158	2,690,268
DSW Inc. Class A(a)(b)	70,665	1,778,638
EZCORP Inc.(a)	161,419	2,171,086
First Cash Financial Services Inc.(a)	114,574	2,683,323
Gander Mountain Co.(a)(b)	11,893	64,341
Genesco Inc.(a)	82,684	3,814,213
Guitar Center Inc.(a)(b)	120,872	7,167,710
hhgregg Inc.(a)	10,764	113,022
Hibbett Sports Inc.(a)	137,929	3,420,639
Hot Topic Inc.(a)	98,025	731,266
IHOP Corp.	33,001	2,089,953
J. Crew Group Inc.(a)	169,678	7,041,637
Jack in the Box Inc.(a)	74,409	4,824,680
Jo-Ann Stores Inc.(a)	10,141	213,975
Jos. A. Bank Clothiers Inc.(a)(b)	78,983	2,639,612
Krispy Kreme Doughnuts Inc.(a)(b)	281,659	1,126,636
Longs Drug Stores Corp.	135,650	6,737,735
lululemon athletica inc.(a)	38,919	1,635,766
McCormick & Schmick’s Seafood Restaurants Inc.(a)	59,855	1,127,070
Men’s Wearhouse Inc. (The)	236,014	11,923,427
Morton’s Restaurant Group Inc.(a)	19,195	305,201
New York & Co. Inc.(a)	94,076	573,864
99 Cents Only Stores(a)	114,088	1,171,684

Nu Skin Enterprises Inc. Class A	145,922	2,358,100
P.F. Chang’s China Bistro Inc.(a)(b)	112,671	3,335,062
Pacific Sunwear of California Inc.(a)	249,680	3,695,264
Pantry Inc. (The)(a)	40,133	1,028,609
Papa John’s International Inc.(a)	58,231	1,423,166
PC Connection Inc.(a)	8,674	108,425
Pep Boys-Manny, Moe & Jack (The)	30,688	430,553
PriceSmart Inc.	18,805	443,798
Rare Hospitality International Inc.(a)	102,180	3,894,080
Red Robin Gourmet Burgers Inc.(a)	72,622	3,115,484
Retail Ventures Inc.(a)	120,209	1,251,376
Ruby Tuesday Inc.	191,001	3,502,958
Ruth’s Chris Steak House Inc.(a)	82,992	1,182,636
Sally Beauty Co. Inc.(a)	408,395	3,450,938
School Specialty Inc.(a)	17,927	620,812
Select Comfort Corp.(a)(b)	204,562	2,853,640
Shoe Carnival Inc.(a)	12,311	194,268
Sonic Corp.(a)	290,791	6,804,509
Stein Mart Inc.	16,604	126,356
Systemax Inc.(b)	27,091	553,740
Texas Roadhouse Inc. Class A(a)(b)	230,244	2,693,855
Triarc Companies Inc. Class B	274,456	3,433,445
Tween Brands Inc.(a)	133,734	4,391,825
Under Armour Inc. Class A(a)(b)	107,881	6,453,441
Wet Seal Inc. Class A(a)	368,366	1,425,576
World Fuel Services Corp.	94,838	3,870,339
Zumiez Inc.(a)	75,410	3,345,942

		207,596,602
SAVINGS & LOANS – 0.13%
Abington Bancorp Inc.	9,880	96,330
Beneficial Mutual Bancorp. Inc.(a)	13,534	131,957
NewAlliance Bancshares Inc.	237,428	3,485,443
Oritani Financial Corp.(a)	23,967	379,637
Wauwatosa Holdings Inc.(a)	3,445	55,981

		4,149,348
SEMICONDUCTORS – 4.21%
Advanced Analogic Technologies Inc.(a)	166,266	1,769,070
AMIS Holdings Inc.(a)	292,214	2,837,398
Amkor Technology Inc.(a)	455,958	5,252,636
ANADIGICS Inc.(a)(b)	256,613	4,639,563
Applied Micro Circuits Corp.(a)	473,914	1,497,568
Asyst Technologies Inc.(a)	193,289	1,022,499
ATMI Inc.(a)	129,941	3,865,745
AuthenTec Inc.(a)	6,395	63,950
Brooks Automation Inc.(a)	29,976	426,858
Cabot Microelectronics Corp.(a)	83,892	3,586,383
Cavium Networks Inc.(a)(b)	19,514	634,205
Cirrus Logic Inc.(a)	214,700	1,374,080
Cohu Inc.	45,492	852,975
Conexant Systems Inc.(a)	564,463	677,356
Diodes Inc.(a)	129,879	4,169,116
DSP Group Inc.(a)	6,464	102,325
Emulex Corp.(a)	221,117	4,238,813
Entegris Inc.(a)	71,136	617,460
Exar Corp.(a)	87,661	1,144,853
FormFactor Inc.(a)	208,041	9,230,779
Genesis Microchip Inc.(a)	38,955	305,407
Hittite Microwave Corp.(a)	71,486	3,156,107
IPG Photonics Corp.(a)	43,525	855,702
IXYS Corp.(a)	66,039	688,787
Kulicke and Soffa Industries Inc.(a)	215,439	1,826,923

LTX Corp.(a)	271,808	970,355
Mattson Technology Inc.(a)	197,097	1,704,889
Micrel Inc.	242,207	2,615,836
Microsemi Corp.(a)	332,125	9,259,645
Microtune Inc.(a)	233,053	1,402,979
MIPS Technologies Inc. Class A(a)(b)	188,730	1,490,967
MKS Instruments Inc.(a)	12,284	233,642
Monolithic Power Systems Inc.(a)	103,504	2,629,002
NetLogic Microsystems Inc.(a)(b)	71,962	2,598,548
OmniVision Technologies Inc.(a)(b)	63,855	1,451,424
ON Semiconductor Corp.(a)	1,056,663	13,271,687
Pericom Semiconductor Corp.(a)	34,784	407,668
PLX Technology Inc.(a)	125,080	1,350,864
PMC-Sierra Inc.(a)	864,753	7,255,278
Rudolph Technologies Inc.(a)	65,425	904,828
Semitool Inc.(a)	17,446	169,226
Semtech Corp.(a)(b)	222,082	4,548,239
Silicon Image Inc.(a)	348,059	1,792,504
SiRF Technology Holdings Inc.(a)(b)	230,895	4,929,608
Skyworks Solutions Inc.(a)	93,744	847,446
Standard Microsystems Corp.(a)	33,865	1,301,093
Supertex Inc.(a)	49,944	1,991,767
Syntax-Brillian Corp.(a)(b)	231,087	940,524
Techwell Inc.(a)	64,770	687,857
Tessera Technologies Inc.(a)	208,751	7,828,163
Ultra Clean Holdings Inc.(a)	9,495	139,577
Ultratech Inc.(a)(b)	53,055	735,342
Veeco Instruments Inc.(a)	18,694	362,290
Volterra Semiconductor Corp.(a)(b)	93,202	1,144,521
Zoran Corp.(a)	70,576	1,425,635

		131,227,962
SOFTWARE – 5.42%
ACI Worldwide Inc.(a)	162,162	3,624,321
Actuate Corp.(a)	264,900	1,708,605
Advent Software Inc.(a)(b)	75,742	3,557,602
Allscripts Healthcare Solutions Inc.(a)(b)	241,191	6,519,393
American Reprographics Co.(a)	130,037	2,434,293
ANSYS Inc.(a)	337,540	11,533,742
Aspen Technology Inc.(a)	383,926	5,497,820
Blackbaud Inc.	161,292	4,071,010
Blackboard Inc.(a)	124,509	5,707,493
BladeLogic Inc.(a)	11,166	286,296
CommVault Systems Inc.(a)	155,085	2,872,174
Computer Programs and Systems Inc.	27,588	727,220
Concur Technologies Inc.(a)	164,572	5,187,309
CSG Systems International Inc.(a)	79,673	1,693,051
Digi International Inc.(a)	16,139	229,819
DivX Inc.(a)(b)	101,236	1,505,379
Double-Take Software Inc.(a)	36,570	698,853
Eclipsys Corp.(a)	199,173	4,644,714
Epicor Software Corp.(a)	253,567	3,491,618
EPIQ Systems Inc.(a)	110,917	2,087,458
FalconStor Software Inc.(a)(b)	139,346	1,679,119
Glu Mobile Inc.(a)	32,801	297,505
Guidance Software Inc.(a)	14,038	177,861
Informatica Corp.(a)	381,334	5,986,944
infoUSA Inc.	48,060	446,477
InnerWorkings Inc.(a)(b)	101,545	1,749,620
InPhonic Inc.(a)(b)	19,676	54,109
Interactive Intelligence Inc.(a)	56,673	1,076,787
INVESTools Inc.(a)	175,236	2,118,603
JDA Software Group Inc.(a)	34,269	707,998

ManTech International Corp. Class A(a)	14,814	533,008
MicroStrategy Inc. Class A(a)	35,908	2,848,941
Midway Games Inc.(a)(b)	100,803	439,501
Monotype Imaging Holdings Inc.	20,939	263,413
Nuance Communications Inc.(a)(b)	573,698	11,078,108
Omnicell Inc.(a)	146,604	4,184,078
Omniture Inc.(a)	140,996	4,274,999
OpenTV Corp.(a)	256,761	380,006
Packeteer Inc.(a)	131,298	997,865
Parametric Technology Corp.(a)	228,854	3,986,637
PDF Solutions Inc.(a)	51,382	507,654
Pegasystems Inc.	5,793	68,937
Phase Forward Inc.(a)	179,171	3,585,212
Progress Software Corp.(a)	178,810	5,417,943
PROS Holdings Inc.(a)	11,081	133,748
QAD Inc.	43,434	376,138
Quality Systems Inc.	74,385	2,724,723
Quest Software Inc.(a)	261,536	4,487,958
Renaissance Learning Inc.(b)	37,306	451,030
Schawk Inc.	6,729	151,874
SeaChange International Inc.(a)	54,041	373,964
Smith Micro Software Inc.(a)	129,829	2,085,054
Solera Holdings Inc.(a)	80,503	1,448,249
SourceForge Inc.(a)	294,349	721,155
SPSS Inc.(a)	80,252	3,301,567
Sybase Inc.(a)	41,932	969,887
Synchronoss Technologies Inc.(a)	80,364	3,380,110
Take-Two Interactive Software Inc.(a)(b)	280,427	4,789,693
Taleo Corp. Class A(a)	72,191	1,834,373
THQ Inc.(a)	291,477	7,281,095
Trident Microsystems Inc.(a)	248,831	3,953,925
Ultimate Software Group Inc.(a)	107,671	3,757,718
Unica Corp.(a)	42,891	481,666
Visual Sciences Inc.(a)	88,838	1,282,821
Wind River Systems Inc.(a)	326,139	3,838,656

		168,764,899
STORAGE & WAREHOUSING – 0.10%
Mobile Mini Inc.(a)	124,869	3,016,835

		3,016,835
TELECOMMUNICATIONS – 5.08%
Acme Packet Inc.(a)	96,119	1,482,155
ADTRAN Inc.	133,030	3,063,681
Airvana Inc.(a)	19,638	118,810
Anaren Inc.(a)	3,877	54,666
Anixter International Inc.(a)	111,769	9,215,354
Arris Group Inc.(a)	442,363	5,463,183
Aruba Networks Inc.(a)(b)	21,029	420,580
Atheros Communications Inc.(a)(b)	240,765	7,215,727
Avanex Corp.(a)	847,638	1,390,126
BigBand Networks Inc.(a)	53,604	343,066
Cbeyond Inc.(a)	90,037	3,672,609
C-COR Inc.(a)	216,230	2,484,483
Centennial Communications Corp.(a)	104,273	1,055,243
Comtech Telecommunications Corp.(a)	100,906	5,397,462
Consolidated Communications Holdings Inc.	48,697	954,948
CPI International Inc.(a)	31,331	595,602
Ditech Networks Inc.(a)	55,678	293,423
Dobson Communications Corp. Class A(a)	636,610	8,142,242
EMS Technologies Inc.(a)	33,640	825,189
Extreme Networks Inc.(a)	28,374	108,956
FairPoint Communications Inc.	18,602	350,834

Finisar Corp.(a)(b)	1,170,521	3,277,459
Foundry Networks Inc.(a)	551,974	9,808,578
General Communication Inc. Class A(a)	31,019	376,571
GeoEye Inc.(a)	53,754	1,384,166
Global Crossing Ltd.(a)	44,365	935,214
Globalstar Inc.(a)(b)	83,835	614,511
Golden Telecom Inc.	29,229	2,352,642
Harmonic Inc.(a)	345,748	3,668,386
Harris Stratex Networks Inc.(a)	110,224	1,925,613
Hughes Communications Inc.(a)	28,049	1,454,341
Hungarian Telephone and Cable Corp.(a)	6,333	124,507
Hypercom Corp.(a)	133,144	601,811
ICO Global Communications (Holdings) Ltd.(a)	189,823	660,584
Infinera Corp.(a)	32,651	657,918
InterDigital Inc.(a)	204,540	4,250,341
iPCS Inc.(b)	54,980	1,890,762
Ixia(a)	133,017	1,159,908
Knology Inc.(a)	58,599	980,361
MasTec Inc.(a)	154,944	2,180,062
NETGEAR Inc.(a)	150,920	4,590,986
Network Equipment Technologies Inc.(a)	114,987	1,667,312
North Pittsburgh Systems Inc.	57,010	1,354,558
Novatel Wireless Inc.(a)	140,945	3,192,404
NTELOS Holdings Corp.	121,226	3,571,318
Oplink Communications Inc.(a)	41,497	566,849
Opnext Inc.(a)	81,439	944,692
Optium Corp.(a)	17,739	184,131
ORBCOMM Inc.(a)	113,968	858,179
PAETEC Holding Corp.(a)	137,823	1,718,653
Polycom Inc.(a)	399,248	10,723,801
Premiere Global Services Inc.(a)	32,389	409,721
RF Micro Devices Inc.(a)	398,275	2,680,391
Rural Cellular Corp. Class A(a)	22,409	974,792
SAVVIS Inc.(a)(b)	83,914	3,254,185
Shenandoah Telecommunications Co.	8,496	184,873
ShoreTel Inc.(a)	13,078	187,277
Sirenza Microdevices Inc.(a)	171,710	2,968,866
Sonus Networks Inc.(a)	1,100,140	6,710,854
Starent Networks Corp.(a)	22,941	484,285
Switch & Data Facilities Co. Inc.(a)	55,706	907,451
Sycamore Networks Inc.(a)	306,375	1,246,946
Symmetricom Inc.(a)	101,351	476,350
Time Warner Telecom Inc. Class A(a)(b)	582,737	12,802,732
UTStarcom Inc.(a)(b)	212,042	776,074
Veraz Networks Inc.(a)	38,739	271,948
Viasat Inc.(a)	105,839	3,263,016
Vonage Holdings Corp.(a)(b)	135,148	140,554

		158,065,272
TOYS, GAMES & HOBBIES – 0.12%
Marvel Entertainment Inc.(a)	158,628	3,718,240

		3,718,240
TRANSPORTATION – 1.44%
American Commercial Lines Inc.(a)(b)	236,977	5,623,464
Arlington Tankers Ltd.	57,743	1,422,210
Celadon Group Inc.(a)	102,953	1,211,757
Double Hull Tankers Inc.	92,451	1,376,595
Dynamex Inc.(a)	46,229	1,184,387
Eagle Bulk Shipping Inc.	48,821	1,256,653
Forward Air Corp.	102,483	3,051,944
Genco Shipping & Trading Ltd.	4,771	312,644
Genesee & Wyoming Inc. Class A(a)	87,233	2,515,800

Golar LNG Ltd.	33,588	749,684
Heartland Express Inc.	83,542	1,192,980
Horizon Lines Inc. Class A	146,651	4,477,255
Hub Group Inc. Class A(a)	169,023	5,075,761
Knight Transportation Inc.(b)	249,398	4,292,140
Knightsbridge Tankers Ltd.(b)	70,518	1,896,934
Old Dominion Freight Line Inc.(a)	120,998	2,900,322
Pacer International Inc.	47,772	910,057
PHI Inc.(a)	30,623	922,977
Saia Inc.(a)	7,024	116,107
Ship Finance International Ltd.	137,328	3,607,607
Ultrapetrol (bahamas) Ltd.(a)	23,037	382,645
Universal Truckload Services Inc.(a)	11,595	254,626

		44,734,549
TRUCKING & LEASING – 0.01%
TAL International Group Inc.	7,744	194,142

		194,142
WATER – 0.06%
Consolidated Water Co. Ltd.(b)	62,650	1,880,753
SJW Corp.	3,506	119,695

		2,000,448

TOTAL COMMON STOCKS
(Cost: $3,330,060,278)		3,112,121,257
SHORT-TERM INVESTMENTS – 11.74%

MONEY MARKET FUNDS – 11.74%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	11,472,683	11,472,683
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	354,057,878	354,057,878

		365,530,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $365,530,561)		365,530,561

TOTAL INVESTMENTS IN SECURITIES – 111.68%
(Cost: $3,695,590,839)		3,477,651,818
Other Assets, Less Liabilities – (11.68)%		(363,768,227)

NET ASSETS – 100.00%		$3,113,883,591

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2007

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.06%
Catalina Marketing Corp.(a)	34,486	$1,117,002
Gaiam Inc.(a)	25,195	605,436
Marchex Inc. Class B	37,007	351,937
ValueVision Media Inc. Class A(a)	29,447	218,202

		2,292,577
AEROSPACE & DEFENSE – 1.23%
AAR Corp.(a)	14,883	451,549
Argon ST Inc.(a)	47,668	943,826
Curtiss-Wright Corp.	139,831	6,641,972
EDO Corp.	97,946	5,485,955
Esterline Technologies Corp.(a)	122,510	6,989,195
Kaman Corp.	96,521	3,335,766
Moog Inc. Class A(a)	169,897	7,465,274
MTC Technologies Inc.(a)	41,500	801,365
Orbital Sciences Corp.(a)	54,699	1,216,506
Sequa Corp. Class A(a)	43,180	7,158,380
Teledyne Technologies Inc.(a)	32,217	1,720,066
Triumph Group Inc.	76,915	6,284,725

		48,494,579
AGRICULTURE – 0.37%
Andersons Inc. (The)(b)	93,024	4,467,012
Maui Land & Pineapple Co. Inc.(a)	16,717	508,865
Universal Corp.	161,591	7,909,879
Vector Group Ltd.(b)	68,228	1,528,990

		14,414,746
AIRLINES – 0.74%
Alaska Air Group Inc.(a)	242,020	5,588,242
ExpressJet Holdings Inc.(a)	298,237	921,552
JetBlue Airways Corp.(a)(b)	920,225	8,484,474
Republic Airways Holdings Inc.(a)	201,642	4,268,761
SkyWest Inc.	385,837	9,711,517

		28,974,546
APPAREL – 0.97%
Cherokee Inc.	12,245	469,718
Columbia Sportswear Co.	64,098	3,545,260
G-III Apparel Group Ltd.(a)	4,760	93,724
Kellwood Co.	155,701	2,654,702
K-Swiss Inc. Class A	104,272	2,388,872
Maidenform Brands Inc.(a)	53,135	843,784
Oxford Industries Inc.	92,025	3,323,943
Perry Ellis International Inc.(a)	68,104	1,887,162
Quiksilver Inc.(a)(b)	514,426	7,356,292
Steven Madden Ltd.	61,795	1,171,015
Timberland Co. Class A(a)	179,853	3,410,013

Warnaco Group Inc. (The)(a)	134,540	5,256,478
Weyco Group Inc.	44,367	1,393,567
Wolverine World Wide Inc.	150,124	4,113,398

		37,907,928
AUTO MANUFACTURERS – 0.07%
A.S.V. Inc.(a)(b)	49,436	693,587
Wabash National Corp.	182,945	2,065,449

		2,759,036
AUTO PARTS & EQUIPMENT – 1.56%
Accuride Corp.(a)	140,486	1,701,285
Aftermarket Technology Corp.(a)	130,635	4,146,355
American Axle & Manufacturing Holdings Inc.	267,501	6,754,400
ArvinMeritor Inc.	426,896	7,180,391
Commercial Vehicle Group Inc.(a)	128,296	1,646,038
Cooper Tire & Rubber Co.	368,759	8,997,720
Exide Technologies Inc.(a)	417,503	2,713,769
Lear Corp.(a)	305,810	9,816,501
Miller Industries Inc.(a)	43,954	752,492
Modine Manufacturing Co.	193,830	5,159,755
Standard Motor Products Inc.	93,746	881,212
Superior Industries International Inc.(b)	136,730	2,965,674
Tenneco Inc.(a)	213,947	6,634,496
Visteon Corp.(a)	377,266	1,942,920

		61,293,008
BANKS – 12.21%
Alabama National BanCorporation	101,749	7,928,282
AMCORE Financial Inc.	138,104	3,441,552
AmericanWest Bancorporation	102,627	2,012,515
Ameris Bancorp	80,948	1,463,540
BancFirst Corp.	47,296	2,122,172
Banco Latinoamericano de Exportaciones SA	162,671	2,957,359
Bancorp Inc. (The)(a)	64,311	1,187,181
Bank Mutual Corp.	330,820	3,900,368
Bank of the Ozarks Inc.	15,160	462,835
Banner Corp.	92,726	3,188,847
Boston Private Financial Holdings Inc.	221,484	6,166,115
Capital City Bank Group Inc.(b)	75,770	2,364,024
Capital Corp of the West	57,228	1,054,140
Capitol Bancorp Ltd.	85,323	2,118,570
Cascade Bancorp(b)	120,664	2,685,981
Cathay General Bancorp	305,978	9,855,551
Centennial Bank Holdings Inc.(a)	330,842	2,117,389
Center Financial Corp.	60,010	834,739
Central Pacific Financial Corp.	183,806	5,367,135
Chemical Financial Corp.	148,388	3,598,409
Chittenden Corp.	275,686	9,693,120
Citizens Republic Bancorp Inc.	452,658	7,292,320
City Bank	72,607	2,085,273
City Holding Co.	102,588	3,735,229
CoBiz Financial Inc.	53,891	922,614
Columbia Banking System Inc.	106,993	3,404,517
Community Bancorp(a)	62,398	1,568,686
Community Bank System Inc.	179,939	3,512,409
Community Banks Inc.	147,998	4,408,860
Community Trust Bancorp Inc.	91,163	2,738,537
Corus Bankshares Inc.(b)	232,394	3,025,770
CVB Financial Corp.	396,566	4,639,822
Enterprise Financial Services Corp.(b)	17,364	422,640
F.N.B. Corp. (Pennsylvania)	360,917	5,969,567
First Bancorp (North Carolina)	71,881	1,464,935

First BanCorp (Puerto Rico)	497,804	4,729,138
First Busey Corp. Class A(b)	141,573	3,101,864
First Charter Corp.	210,170	6,340,829
First Commonwealth Financial Corp.(b)	442,504	4,894,094
First Community Bancorp	154,703	8,463,801
First Community Bancshares Inc.	59,944	2,171,771
First Financial Bancorp	198,381	2,535,309
First Financial Bankshares Inc.(b)	116,909	4,697,404
First Financial Corp.	78,886	2,390,246
First Indiana Corp.	73,769	2,310,445
First Merchants Corp.	109,364	2,357,888
First Midwest Bancorp Inc.	297,255	10,154,231
First Regional Bancorp(a)	49,941	1,225,053
1st Source Corp.	82,724	1,894,380
First State Bancorp	122,158	2,399,183
FirstMerit Corp.	481,079	9,506,121
Fremont General Corp.(b)	404,776	1,578,626
Frontier Financial Corp.	218,961	5,108,360
Glacier Bancorp Inc.	315,027	7,094,408
Great Southern Bancorp Inc.	62,289	1,547,259
Greater Bay Bancorp	305,607	8,434,753
Green Bancshares Inc.	68,436	2,494,492
Hancock Holding Co.	159,963	6,411,317
Hanmi Financial Corp.	242,914	3,762,738
Harleysville National Corp.	173,194	2,752,053
Heartland Financial USA Inc.	76,121	1,564,287
Heritage Commerce Corp.	80,075	1,695,188
Home Bancshares Inc.(b)	68,981	1,503,096
Horizon Financial Corp.	73,415	1,488,856
IBERIABANK Corp.	69,390	3,653,383
Imperial Capital Bancorp Inc.	32,821	927,193
Independent Bank Corp. (Massachusetts)	85,050	2,525,985
Independent Bank Corp. (Michigan)	135,028	1,492,059
Integra Bank Corp.	124,468	2,256,605
International Bancshares Corp.	306,297	6,646,645
Irwin Financial Corp.	112,554	1,240,345
K-Fed Bancorp	2,065	27,196
Lakeland Bancorp Inc.(b)	113,972	1,547,740
Lakeland Financial Corp.	72,914	1,685,043
Macatawa Bank Corp.	92,559	1,252,323
MainSource Financial Group Inc.	111,741	1,969,994
MB Financial Inc.	218,146	7,536,944
Midwest Banc Holdings Inc.	116,722	1,723,984
Nara Bancorp Inc.	133,943	2,092,190
National Penn Bancshares Inc.	293,346	4,799,141
NBT Bancorp Inc.	203,373	4,421,329
Old National Bancorp	397,145	6,580,693
Old Second Bancorp Inc.	72,617	2,069,584
Omega Financial Corp.	75,468	1,993,110
Oriental Financial Group Inc.	124,024	1,426,276
Pacific Capital Bancorp	281,148	7,394,192
Park National Corp.(b)	72,395	6,312,844
Peoples Bancorp Inc.	62,947	1,647,952
Pinnacle Financial Partners Inc.(a)	41,863	1,206,492
Preferred Bank	47,074	1,851,891
PrivateBancorp Inc.(b)	41,516	1,446,417
Prosperity Bancshares Inc.	212,391	7,042,886
Provident Bankshares Corp.	192,773	6,039,578
Renasant Corp.	126,851	2,743,787
Republic Bancorp Inc. Class A	56,540	895,594
Royal Bancshares of Pennsylvania Inc. Class A	32,226	706,394
S&T Bancorp Inc.	148,300	4,758,947

Sandy Spring Bancorp Inc.	93,941	2,829,503
Santander BanCorp	26,254	337,101
SCBT Financial Corp.	55,089	1,902,774
Seacoast Banking Corp. of Florida	88,706	1,658,802
Security Bank Corp.	98,147	1,228,800
Signature Bank(a)	9,118	321,227
Simmons First National Corp. Class A	84,418	2,223,570
South Financial Group Inc. (The)	443,325	10,081,210
Southside Bancshares Inc.(b)	61,523	1,359,043
Southwest Bancorp Inc.	85,253	1,604,461
Sterling Bancorp	111,564	1,561,896
Sterling Bancshares Inc.	444,932	5,076,674
Sterling Financial Corp. (Pennsylvania)	158,091	2,711,261
Sterling Financial Corp. (Washington)	306,511	8,248,211
Suffolk Bancorp	10,399	333,392
Sun Bancorp Inc. (New Jersey)(a)	94,123	1,647,153
Superior Bancorp(a)	100,670	888,916
Susquehanna Bancshares Inc.	311,779	6,266,758
SVB Financial Group(a)	166,435	7,882,362
SY Bancorp Inc.	73,404	1,984,844
Taylor Capital Group Inc.	34,523	964,227
Texas Capital Bancshares Inc.(a)	123,066	2,675,455
Tompkins Financial Corp.	39,423	1,565,093
TriCo Bancshares	83,727	1,864,600
Trustmark Corp.	292,610	8,204,784
UCBH Holdings Inc.	597,290	10,440,629
UMB Financial Corp.	185,136	7,934,929
Umpqua Holdings Corp.	366,237	7,328,402
Union Bankshares Corp.	79,743	1,810,964
United Bancshares Inc.	214,946	6,542,956
United Community Banks Inc.	248,497	6,093,146
Univest Corp. of Pennsylvania	77,546	1,839,391
USB Holding Co. Inc.	67,384	1,565,330
Virginia Commerce Bancorp Inc.(a)	13,999	200,746
W Holding Co. Inc.	680,633	1,524,618
Washington Trust Bancorp Inc.	68,206	1,839,516
WesBanco Inc.	124,983	3,122,075
West Coast Bancorp	93,833	2,665,796
Westamerica Bancorporation(b)	132,436	6,596,637
Western Alliance Bancorporation(a)(b)	42,886	1,010,823
Wilshire Bancorp Inc.	91,409	1,002,757
Wintrust Financial Corp.	144,371	6,163,198
Yardville National Bancorp	59,058	1,986,121

		479,323,080
BEVERAGES – 0.03%
Boston Beer Co. Inc. Class A(a)	7,671	373,271
Farmer Brothers Co.	40,169	999,405

		1,372,676
BIOTECHNOLOGY – 0.87%
Arena Pharmaceuticals Inc.(a)(b)	364,481	3,991,067
ARIAD Pharmaceuticals Inc.(a)	173,261	802,198
Bio-Rad Laboratories Inc. Class A(a)	111,689	10,107,854
Cambrex Corp.	171,230	1,864,695
Celera Group(a)	471,443	6,628,489
Cytokinetics Inc.(a)	54,796	280,556
Enzon Pharmaceuticals Inc.(a)(b)	37,524	330,586
Immunomedics Inc.(a)	47,835	109,542
Incyte Corp. (a)	202,864	1,450,478
InterMune Inc.(a)	22,788	435,934
Martek Biosciences Corp.(a)(b)	192,836	5,598,029
Maxygen Inc.(a)	145,949	993,913

Molecular Insight Pharmaceuticals Inc.(a)	2,606	17,695
Momenta Pharmaceuticals Inc.(a)(b)	79,659	907,316
Orexigen Therapeutics Inc.(a)(b)	5,999	79,247
Telik Inc.(a)(b)	21,465	62,463
XOMA Ltd.(a)	109,892	374,732

		34,034,794
BUILDING MATERIALS – 0.77%
Builders FirstSource Inc.(a)	84,910	915,330
Comfort Systems USA Inc.	218,182	3,098,184
Goodman Global Inc.(a)	41,319	986,698
Interline Brands Inc.(a)	98,763	2,270,561
LSI Industries Inc.	110,000	2,257,200
NCI Building Systems Inc.(a)(b)	103,098	4,454,865
PGT Inc.(a)(b)	44,104	349,745
Simpson Manufacturing Co. Inc.(b)	116,467	3,709,474
Texas Industries Inc.	96,500	7,575,250
Trex Co. Inc.(a)(b)	62,557	695,634
U.S. Concrete Inc.(a)	125,199	825,061
Universal Forest Products Inc.	99,813	2,984,409

		30,122,411
CHEMICALS – 3.38%
Arch Chemicals Inc.	145,338	6,813,445
CF Industries Holdings Inc.	298,303	22,644,181
Ferro Corp.	259,459	5,183,991
Fuller (H.B.) Co.	362,659	10,763,719
Georgia Gulf Corp.(b)	206,007	2,863,497
Grace (W.R.) & Co.(a)	259,374	6,966,786
Hercules Inc.	367,369	7,722,096
Innophos Holdings Inc.	63,395	966,140
Innospec Inc.	143,603	3,271,276
Minerals Technologies Inc.	114,119	7,645,973
NewMarket Corp.	72,410	3,575,606
NL Industries Inc.(b)	42,571	482,329
Olin Corp.	440,865	9,866,559
OM Group Inc.(a)	178,227	9,412,168
PolyOne Corp.(a)	556,040	4,153,619
Rockwood Holdings Inc.(a)	209,574	7,509,036
Schulman (A.) Inc.	161,257	3,181,601
Sensient Technologies Corp.	281,055	8,114,058
Spartech Corp.	191,189	3,261,684
Stepan Co.	37,221	1,150,501
Symyx Technologies Inc.(a)	90,468	786,167
Tronox Inc. Class B	248,248	2,241,679
UAP Holding Corp.	129,889	4,073,319

		132,649,430
COAL – 0.04%
International Coal Group Inc.(a)(b)	351,026	1,558,555

		1,558,555
COMMERCIAL SERVICES – 3.95%
Aaron Rents Inc.	108,529	2,420,197
ABM Industries Inc.	239,605	4,787,308
Advance America Cash Advance Centers Inc.	31,548	336,617
Albany Molecular Research Inc.(a)	87,169	1,316,252
Barrett Business Services Inc.	14,546	346,631
BearingPoint Inc.(a)(b)	1,205,396	4,881,854
Bowne & Co. Inc.	165,206	2,752,332
CBIZ Inc.(a)	205,025	1,629,949
CDI Corp.	60,796	1,694,992
Chemed Corp.	10,097	627,630

Clayton Holdings Inc.(a)	59,667	477,933
Coinstar Inc.(a)	119,564	3,846,374
Compass Diversified Holdings	126,345	2,029,101
Consolidated Graphics Inc.(a)	9,611	603,475
Cornell Companies Inc.(a)	63,780	1,502,019
CRA International Inc.(a)	8,103	390,484
Cross Country Healthcare Inc.(a)	176,132	3,077,026
Deluxe Corp.	307,006	11,310,101
Dollar Thrifty Automotive Group Inc.(a)	141,717	4,916,163
DynCorp International Inc.(a)	129,244	2,986,829
Electro Rent Corp.	103,756	1,453,622
ExlService Holdings Inc.(a)	26,781	569,364
Exponent Inc.(a)	23,186	581,737
First Advantage Corp. Class A(a)	16,175	285,812
Forrester Research Inc.(a)	4,829	113,820
Gevity HR Inc.	89,325	915,581
Global Cash Access Inc.(a)	13,910	147,307
Great Lakes Dredge & Dock Corp.(a)	9,178	80,399
HealthSpring Inc.(a)	107,687	2,099,896
Heidrick & Struggles International Inc.	6,304	229,781
Home Solutions of America Inc.(a)(b)	182,102	617,326
ICT Group Inc.(a)	19,553	262,206
Integrated Electrical Services Inc.(a)	40,981	1,049,523
Interactive Data Corp.	139,607	3,936,917
Jackson Hewitt Tax Service Inc.	31,134	870,507
Kelly Services Inc. Class A	109,090	2,161,073
Kforce Inc.(a)	41,054	527,954
Korn/Ferry International(a)	52,308	863,605
Landauer Inc.	25,811	1,315,329
LECG Corp.(a)	84,060	1,252,494
Lincoln Educational Services Corp.(a)	7,562	98,608
Live Nation Inc.(a)(b)	362,370	7,700,362
MAXIMUS Inc.	119,687	5,215,959
Monro Muffler Brake Inc.	9,704	327,898
MPS Group Inc.(a)	552,964	6,165,549
Multi-Color Corp.	5,007	114,260
Navigant Consulting Inc.(a)	85,728	1,085,316
On Assignment Inc.(a)	165,241	1,543,351
PeopleSupport Inc.(a)(b)	68,786	822,681
PharmaNet Development Group Inc.(a)	57,735	1,676,047
PHH Corp.(a)	319,909	8,407,209
PRA International(a)	40,056	1,177,646
Protection One Inc.(a)	6,634	89,028
Providence Service Corp. (The)(a)	16,720	490,899
QC Holdings Inc.	10,332	149,297
Rent-A-Center Inc.(a)	420,674	7,626,820
RSC Holdings Inc.(a)	56,524	926,994
SAIC Inc.(a)	677,917	13,009,227
Source Interlink Companies Inc.(a)(b)	166,077	584,591
Spherion Corp.(a)	169,139	1,397,088
Standard Parking Corp.(a)	12,373	492,322
Steiner Leisure Ltd.(a)	25,362	1,100,711
Stewart Enterprises Inc. Class A	594,395	4,529,290
TNS Inc.	144,951	2,327,913
Valassis Communications Inc.(a)	145,896	1,301,392
Viad Corp.	126,011	4,536,396
Volt Information Sciences Inc.(a)	84,700	1,494,108
Watson Wyatt Worldwide Inc.	193,803	8,709,507
Wright Express Corp.(a)	19,934	727,392

		155,095,381
COMPUTERS – 2.16%
Agilysys Inc.	184,426	3,116,799

CACI International Inc. Class A(a)	169,434	8,656,383
CIBER Inc.(a)	324,455	2,533,994
Cray Inc.(a)	90,484	651,485
Data Domain Inc.(a)	29,556	914,758
Electronics For Imaging Inc.(a)	339,713	9,124,691
Gateway Inc.(a)	1,840,882	3,460,858
Hutchinson Technology Inc.(a)	155,646	3,828,892
Imation Corp.	210,388	5,160,818
Immersion Corp.(a)	167,112	2,737,295
Integral Systems Inc.(b)	18,858	405,258
Limelight Networks Inc.(a)	33,101	290,627
Manhattan Associates Inc.(a)	29,049	796,233
Mentor Graphics Corp.(a)	199,017	3,005,157
Mercury Computer Systems Inc.(a)(b)	132,997	1,367,209
MTS Systems Corp.	40,909	1,701,814
Ness Technologies Inc.(a)	130,448	1,424,492
Netezza Corp.(a)	18,155	227,119
Palm Inc.(b)	618,483	10,062,718
Perot Systems Corp. Class A(a)	521,960	8,826,344
Quantum Corp.(a)	1,171,995	3,984,783
Rackable Systems Inc.(a)(b)	154,063	1,998,197
RadiSys Corp.(a)	105,977	1,319,414
Rimage Corp.(a)	10,854	243,564
SI International Inc.(a)	78,479	2,242,145
Silicon Graphics Inc.(a)	36,516	721,191
Silicon Storage Technology Inc.(a)	542,535	1,746,963
SRA International Inc. Class A(a)	105,422	2,960,250
STEC Inc.(a)	129,899	991,129
Virtusa Corp.(a)	7,897	118,455

		84,619,035
COSMETICS & PERSONAL CARE – 0.16%
Chattem Inc.(a)	10,699	754,493
Elizabeth Arden Inc.(a)	145,820	3,931,307
Inter Parfums Inc.	7,136	168,909
Revlon Inc. Class A(a)	1,174,215	1,350,347

		6,205,056
DISTRIBUTION & WHOLESALE – 0.48%
Beacon Roofing Supply Inc.(a)	24,336	248,714
BlueLinx Holdings Inc.	68,484	482,127
Brightpoint Inc.(a)	31,738	476,387
Building Materials Holding Corp.(b)	176,106	1,863,201
Central European Distribution Corp.(a)	31,120	1,490,959
Core-Mark Holding Co. Inc.(a)	54,736	1,928,349
NuCO2 Inc.(a)	20,651	531,557
Owens & Minor Inc.	199,073	7,582,691
ScanSource Inc.(a)	15,838	445,206
United Stationers Inc.(a)	60,780	3,374,506
Watsco Inc.	9,708	450,742

		18,874,439
DIVERSIFIED FINANCIAL SERVICES – 1.76%
Accredited Home Lenders Holding Co.(a)(b)	131,900	1,539,273
Advanta Corp. Class B	114,607	3,142,524
Ampal-American Israel Corp. Class A(a)(b)	104,036	584,682
Asset Acceptance Capital Corp.	88,867	1,030,857
Asta Funding Inc.(b)	22,395	858,176
Calamos Asset Management Inc. Class A	130,552	3,685,483
Centerline Holding Co.(b)	135,516	2,080,171
CompuCredit Corp.(a)(b)	48,792	1,059,274
Cowen Group Inc.(a)	94,405	1,304,677
Delta Financial Corp.(b)	99,144	486,797

Encore Capital Group Inc.(a)(b)	80,607	951,163
eSpeed Inc.(a)	116,088	990,231
Evercore Partners Inc. Class A	51,482	1,353,462
FBR Capital Markets Corp.(a)	131,500	1,693,720
Federal Agricultural Mortgage Corp.(b)	61,837	1,815,534
Financial Federal Corp.	160,847	4,505,324
Friedman, Billings, Ramsey Group Inc. Class A	963,698	4,442,648
GAMCO Investors Inc. Class A	24,601	1,348,135
Interactive Brokers Group Inc.(a)	132,752	3,486,068
KBW Inc.(a)(b)	164,677	4,739,404
Knight Capital Group Inc. Class A(a)	365,159	4,367,302
LaBranche & Co. Inc.(a)	318,358	1,489,915
National Financial Partners Corp.	74,095	3,925,553
Nelnet Inc. Class A	96,546	1,760,999
NewStar Financial Inc.(a)	41,374	465,044
Ocwen Financial Corp.(a)(b)	212,205	2,001,093
Penson Worldwide Inc.(a)	4,912	90,774
Piper Jaffray Companies(a)	112,886	6,050,690
Sanders Morris Harris Group Inc.	111,390	1,130,608
Stewart (W.P.) & Co. Ltd.(b)	71,479	709,072
SWS Group Inc.	116,753	2,065,361
Thomas Weisel Partners Group Inc.(a)	128,776	1,868,540
Waddell & Reed Financial Inc. Class A	82,487	2,229,624

		69,252,178
ELECTRIC – 3.14%
ALLETE Inc.	153,314	6,862,335
Aquila Inc.(a)	2,240,148	8,982,993
Avista Corp.	315,419	6,418,777
Black Hills Corp.	225,207	9,237,991
Central Vermont Public Service Corp.	60,790	2,221,267
CH Energy Group Inc.	94,248	4,505,054
Cleco Corp.	356,843	9,017,423
El Paso Electric Co.(a)	273,739	6,331,583
Empire District Electric Co. (The)	181,558	4,101,395
EnerNOC Inc.(a)	4,111	156,958
IDACORP Inc.	262,983	8,610,063
MGE Energy Inc.	126,862	4,242,265
NorthWestern Corp.	214,699	5,833,372
Otter Tail Corp.	177,745	6,336,609
Pike Electric Corp.(a)	24,667	462,753
PNM Resources Inc.	458,487	10,673,577
Portland General Electric Co.	182,386	5,070,331
UIL Holdings Corp.	150,411	4,737,946
UniSource Energy Corp.	210,899	6,303,771
Westar Energy Inc.	531,225	13,046,886

		123,153,349
ELECTRICAL COMPONENTS & EQUIPMENT – 0.81%
Encore Wire Corp.(b)	139,647	3,509,329
EnerSys Inc.(a)	127,708	2,269,371
GrafTech International Ltd.(a)	623,429	11,121,973
Greatbatch Inc.(a)(b)	16,788	446,393
Insteel Industries Inc.	58,567	899,003
Lamson & Sessions Co. (The)(a)	73,226	1,974,173
Littelfuse Inc.(a)	91,857	3,278,376
Powell Industries Inc.(a)	15,998	606,164
Power-One Inc.(a)	419,491	2,139,404
Superior Essex Inc.(a)	122,112	4,552,335
Universal Display Corp.(a)(b)	58,875	1,043,265

		31,839,786

ELECTRONICS – 2.46%
Analogic Corp.	83,459	5,321,346
Badger Meter Inc.(b)	13,028	417,547
Bel Fuse Inc. Class B	70,974	2,459,959
Benchmark Electronics Inc.(a)	350,005	8,354,619
Brady Corp. Class A	301,324	10,811,505
Checkpoint Systems Inc.(a)	235,772	6,222,023
Coherent Inc.(a)	125,849	4,037,236
CTS Corp.	214,950	2,772,855
Cubic Corp.	33,508	1,413,032
Cymer Inc.(a)	44,078	1,692,154
Eagle Test Systems Inc.(a)	4,848	62,151
Electro Scientific Industries Inc.(a)	174,728	4,186,483
Excel Technology Inc.(a)	58,506	1,459,725
KEMET Corp.(a)	502,069	3,690,207
L-1 Identity Solutions Inc.(a)	165,266	3,115,264
Measurement Specialties Inc.(a)	51,538	1,437,910
Methode Electronics Inc.	218,619	3,290,216
Multi-Fineline Electronix Inc.(a)	27,658	410,168
OSI Systems Inc.(a)	48,265	1,086,445
Park Electrochemical Corp.	120,776	4,055,658
Plexus Corp.(a)	109,429	2,998,355
Rofin-Sinar Technologies Inc.(a)	9,705	681,388
Rogers Corp.(a)	105,664	4,352,300
Sonic Solutions Inc.(a)	97,691	1,022,825
Stoneridge Inc.(a)	84,552	862,430
Technitrol Inc.	153,178	4,128,147
TTM Technologies Inc.(a)	222,102	2,569,720
Varian Inc.(a)	76,638	4,874,943
Watts Water Technologies Inc. Class A	187,859	5,767,271
X-Rite Inc.	128,440	1,854,674
Zygo Corp.(a)	97,815	1,274,529

		96,683,085
ENERGY - ALTERNATE SOURCES – 0.20%
Aventine Renewable Energy Holdings Inc.(a)	69,433	733,907
Comverge Inc.(a)	10,495	344,866
Evergreen Energy Inc.(a)(b)	322,063	1,642,521
Headwaters Inc.(a)(b)	235,681	3,506,933
MGP Ingredients Inc.	54,330	557,969
Pacific Ethanol Inc.(a)(b)	74,663	718,258
US BioEnergy Corp.(a)	25,700	198,147
VeraSun Energy Corp.(a)(b)	25,191	277,101

		7,979,702
ENGINEERING & CONSTRUCTION – 1.02%
AECOM Technology Corp.(a)	57,840	2,020,351
Dycom Industries Inc.(a)	126,942	3,888,233
EMCOR Group Inc.(a)(b)	381,304	11,957,693
Granite Construction Inc.	91,538	4,853,345
Insituform Technologies Inc. Class A(a)	163,419	2,488,871
Perini Corp.(a)	37,098	2,074,891
Washington Group International Inc.(a)	147,599	12,960,668

		40,244,052
ENTERTAINMENT – 0.57%
Bluegreen Corp.(a)	127,242	986,125
Carmike Cinemas Inc.(b)	75,210	1,381,608
Churchill Downs Inc.	56,435	2,819,493
Cinemark Holdings Inc.	90,178	1,673,704
Great Wolf Resorts Inc.(a)	183,249	2,264,958
Isle of Capri Casinos Inc.(a)(b)	86,255	1,677,660

Lakes Entertainment Inc.(a)	51,460	490,414
Magna Entertainment Corp. Class A(a)(b)	239,896	544,564
Pinnacle Entertainment Inc.(a)	164,878	4,489,628
Six Flags Inc.(a)(b)	421,441	1,458,186
Speedway Motorsports Inc.	83,204	3,078,548
Steinway Musical Instruments Inc.	48,039	1,422,915

		22,287,803
ENVIRONMENTAL CONTROL – 0.65%
American Ecology Corp.	6,793	143,944
Calgon Carbon Corp.(a)(b)	240,337	3,355,105
Casella Waste Systems Inc. Class A(a)	136,312	1,709,352
Metal Management Inc.	141,042	7,644,476
Mine Safety Appliances Co.	104,955	4,944,430
Tetra Tech Inc.(a)	139,788	2,952,323
Waste Connections Inc.(a)	117,042	3,717,254
Waste Services Inc.(a)	116,493	1,131,147

		25,598,031
FOOD – 2.27%
Benihana Inc.(a)	7,676	132,872
Cal-Maine Foods Inc.	70,002	1,766,850
Chiquita Brands International Inc.(a)(b)	253,858	4,018,572
Flowers Foods Inc.	265,253	5,782,515
Fresh Del Monte Produce Inc.	169,759	4,880,571
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	93,706	2,854,285
Hain Celestial Group Inc.(a)	237,262	7,623,228
Imperial Sugar Co.(b)	70,464	1,841,224
Ingles Markets Inc. Class A	10,727	307,436
J&J Snack Foods Corp.	27,052	941,951
Lance Inc.	133,261	3,067,668
Nash Finch Co.	43,985	1,751,923
Performance Food Group Co.(a)	211,235	6,364,511
Pilgrim’s Pride Corp.	241,538	8,388,615
Ralcorp Holdings Inc.(a)	120,113	6,704,708
Ruddick Corp.	245,712	8,241,180
Sanderson Farms Inc.	39,416	1,642,465
Seaboard Corp.(b)	1,979	3,878,840
Spartan Stores Inc.	83,810	1,888,239
Tootsie Roll Industries Inc.	163,551	4,339,008
TreeHouse Foods Inc.(a)	186,566	5,046,610
Village Super Market Inc. Class A	18,263	949,676
Weis Markets Inc.	74,216	3,168,281
Winn-Dixie Stores Inc.(a)(b)	193,624	3,624,641

		89,205,869
FOREST PRODUCTS & PAPER – 0.95%
Bowater Inc.(b)	336,144	5,015,268
Buckeye Technologies Inc.(a)	227,214	3,440,020
Glatfelter (P.H.) Co.	269,238	3,995,492
Mercer International Inc.(a)	190,473	1,799,970
Neenah Paper Inc.	27,804	920,034
Potlatch Corp.	233,300	10,505,499
Rock-Tenn Co. Class A	209,903	6,066,197
Schweitzer-Mauduit International Inc.	93,741	2,184,165
Wausau Paper Corp.	265,725	2,962,834
Xerium Technologies Inc.	62,777	338,996

		37,228,475
GAS – 1.76%
EnergySouth Inc.	30,796	1,552,734
Laclede Group Inc. (The)	129,164	4,169,414
New Jersey Resources Corp.	167,372	8,299,977

Nicor Inc.	269,188	11,548,165
Northwest Natural Gas Co.	161,359	7,374,106
Piedmont Natural Gas Co.	446,006	11,190,291
SEMCO Energy Inc.(a)	212,667	1,677,943
South Jersey Industries Inc.	176,180	6,131,064
Southwest Gas Corp.	252,072	7,131,117
WGL Holdings Inc.	294,296	9,973,691

		69,048,502
HAND & MACHINE TOOLS – 0.23%
Regal Beloit Corp.	191,069	9,150,294

		9,150,294
HEALTH CARE - PRODUCTS – 1.08%
AngioDynamics Inc.(a)	69,046	1,301,517
Cantel Medical Corp.(a)	69,066	1,078,120
CONMED Corp.(a)	169,150	4,734,508
Datascope Corp.	76,770	2,595,594
Haemonetics Corp.(a)	11,527	569,664
Hansen Medical Inc.(a)(b)	10,756	291,595
ICU Medical Inc.(a)	25,206	976,732
Insulet Corp.(a)	8,763	190,595
Invacare Corp.	172,086	4,023,371
Inverness Medical Innovations Inc.(a)	200,973	11,117,826
Kensey Nash Corp.(a)	18,386	480,058
Masimo Corp.(a)	9,995	256,472
Medical Action Industries Inc.(a)	13,441	318,014
Merit Medical Systems Inc.(a)	141,511	1,836,813
Orthofix International NV(a)	40,761	1,996,066
Steris Corp.	210,419	5,750,751
Symmetry Medical Inc.(a)	191,612	3,199,920
TomoTherapy Inc.(a)	8,393	194,969
Vital Images Inc.(a)	5,191	101,328
Vital Sign Inc.	5,853	305,175
Wright Medical Group Inc.(a)	11,549	309,744
Zoll Medical Corp.(a)	30,280	784,858

		42,413,690
HEALTH CARE - SERVICES – 1.59%
Alliance Imaging Inc.(a)(b)	61,250	554,925
Amedisys Inc.(a)	9,183	352,811
American Dental Partners Inc.(a)	4,581	128,314
AMERIGROUP Corp.(a)	315,458	10,876,992
AmSurg Corp.(a)	182,688	4,214,612
Apria Healthcare Group Inc.(a)	154,368	4,015,112
Assisted Living Concepts Inc.(a)	256,699	2,346,229
Capital Senior Living Corp.(a)	102,484	862,915
Centene Corp.(a)	77,109	1,658,615
Emeritus Corp.(a)	27,181	736,605
Gentiva Health Services Inc.(a)	114,343	2,196,529
HealthSouth Corp.(a)(b)	470,750	8,242,832
Kindred Healthcare Inc.(a)	181,589	3,252,259
Magellan Health Services Inc.(a)	196,634	7,979,408
Matria Healthcare Inc.(a)	24,948	652,640
MedCath Corp.(a)	41,715	1,145,494
Molina Healthcare Inc.(a)	81,664	2,961,953
National Healthcare Corp.	15,119	776,965
Odyssey Healthcare Inc.(a)	187,997	1,806,651
RehabCare Group Inc.(a)	104,613	1,840,143
Res-Care Inc.(a)	145,467	3,322,466
Skilled Healthcare Group Inc. Class A(a)	62,082	977,791
Sunrise Senior Living Inc.(a)	39,667	1,403,022

		62,305,283

HOLDING COMPANIES - DIVERSIFIED – 0.37%
Aldabra Acquisition Corp.(a)	147,509	1,355,608
Alternative Asset Management Acquisition Corp.	147,509	1,301,029
Energy Infrastructure Acquisition Corp.(a)	133,572	1,313,013
Freedom Acquisition Holding Inc.(a)(b)	315,766	3,552,367
Information Services Group Inc.(a)(b)	115,190	881,203
Marathon Acquisition Corp.(a)(b)	225,969	1,782,895
NTR Acquisition Co.(a)(b)	146,658	1,390,318
Resource America Inc. Class A	78,843	1,244,931
Star Maritime Acquisition Corp.(a)(b)	112,502	1,576,153

		14,397,517
HOME BUILDERS – 0.57%
AMREP Corp.(b)	6,469	173,369
Beazer Homes USA Inc.(b)	234,198	1,932,133
Brookfield Homes Corp.(b)	67,656	1,255,019
Champion Enterprises Inc.(a)	71,694	787,200
Hovnanian Enterprises Inc. Class A(a)(b)	224,243	2,486,855
M/I Homes Inc.	72,140	1,002,025
Meritage Homes Corp.(a)(b)	157,058	2,217,659
Monaco Coach Corp.	179,323	2,515,902
Palm Harbor Homes Inc.(a)(b)	58,511	730,217
Skyline Corp.	40,830	1,228,166
Standard-Pacific Corp.(b)	387,126	2,125,322
WCI Communities Inc.(a)(b)	185,238	1,109,576
Williams Scotsman International Inc.(a)	160,202	4,439,197
Winnebago Industries Inc.(b)	14,161	338,165

		22,340,805
HOME FURNISHINGS – 0.40%
American Woodmark Corp.(b)	65,084	1,613,432
Audiovox Corp. Class A(a)	100,664	1,035,833
Ethan Allen Interiors Inc.	144,014	4,707,818
Furniture Brands International Inc.(b)	289,136	2,931,839
Hooker Furniture Corp.	66,272	1,326,765
Kimball International Inc. Class B	76,141	866,485
La-Z-Boy Inc.(b)	306,859	2,264,619
Sealy Corp.	82,078	1,152,375

		15,899,166
HOUSEHOLD PRODUCTS & WARES – 1.13%
ACCO Brands Corp.(a)	238,130	5,343,637
American Greetings Corp. Class A	331,159	8,742,598
Blyth Inc.	131,751	2,694,308
Central Garden & Pet Co. Class A(a)	417,602	3,750,066
CSS Industries Inc.	46,779	1,682,641
Ennis Inc.	152,995	3,372,010
Helen of Troy Ltd.(a)	181,159	3,498,180
Playtex Products Inc.(a)	56,389	1,030,791
Prestige Brands Holdings Inc.(a)	202,920	2,228,062
Russ Berrie and Co. Inc.(a)	99,557	1,672,558
Spectrum Brands Inc.(a)(b)	234,207	1,358,401
Standard Register Co. (The)	82,998	1,054,905
Tupperware Brands Corp.	185,593	5,844,324
WD-40 Co.	63,582	2,170,689

		44,443,170
HOUSEWARES – 0.10%
Libbey Inc.	80,728	1,414,355
Lifetime Brands Inc.(b)	51,506	1,045,057
National Presto Industries Inc.	26,710	1,415,630

		3,875,042

INSURANCE – 6.85%
ACA Capital Holdings Inc.(a)(b)	49,383	300,742
Alfa Corp.	195,965	3,562,644
American Equity Investment Life Holding Co.	339,909	3,620,031
American Physicians Capital Inc.	57,330	2,233,577
Amerisafe Inc.(a)	112,183	1,855,507
AmTrust Financial Services Inc.	36,582	554,949
Argo Group International Holdings Ltd.(a)	175,452	7,633,917
Aspen Insurance Holdings Ltd.	526,929	14,706,588
Assured Guaranty Ltd.	405,257	11,010,833
Baldwin & Lyons Inc. Class B	48,542	1,325,682
CastlePoint Holdings Ltd.	47,098	541,627
Citizens Inc.(a)(b)	191,873	1,467,828
CNA Surety Corp.(a)	98,740	1,740,786
Commerce Group Inc.	318,535	9,387,226
Crawford & Co. Class B(a)	152,556	970,256
Darwin Professional Underwriters Inc.(a)	15,396	332,554
Delphi Financial Group Inc. Class A	259,654	10,495,215
Donegal Group Inc. Class A	79,555	1,287,200
EMC Insurance Group Inc.	35,666	926,959
Employers Holdings Inc.	320,046	6,596,148
FBL Financial Group Inc. Class A	86,032	3,397,404
First Acceptance Corp.(a)	101,852	514,353
First Mercury Financial Corp.(a)	33,338	717,100
Flagstone Reinsurance Holdings Ltd	82,399	1,095,083
FPIC Insurance Group Inc.(a)	58,166	2,504,046
Great American Financial Resources Inc.	53,925	1,322,241
Greenlight Capital Re Ltd.(a)	57,061	1,157,197
Hallmark Financial Services Inc.(a)	27,683	388,946
Harleysville Group Inc.	93,518	2,990,706
Hilb Rogal & Hobbs Co.	205,778	8,916,361
Horace Mann Educators Corp.	258,264	5,090,383
Independence Holding Co.	37,945	773,319
Infinity Property and Casualty Corp.	115,940	4,663,107
IPC Holdings Ltd.	361,514	10,429,679
James River Group Inc.	32,987	1,068,779
Kansas City Life Insurance Co.	27,849	1,227,584
LandAmerica Financial Group Inc.	102,294	3,987,420
Max Capital Group Ltd.	360,551	10,109,850
Meadowbrook Insurance Group Inc.(a)	191,904	1,729,055
Midland Co. (The)	58,943	3,239,507
Montpelier Re Holdings Ltd.	614,953	10,884,668
National Interstate Corp.	23,623	727,352
National Western Life Insurance Co. Class A	13,491	3,453,156
Navigators Group Inc. (The)(a)	78,470	4,256,997
NYMAGIC Inc.	34,964	972,349
Odyssey Re Holdings Corp.	169,351	6,284,616
Phoenix Companies Inc.	682,173	9,625,461
Platinum Underwriters Holdings Ltd.	357,842	12,867,998
PMA Capital Corp. Class A(a)	194,696	1,849,612
Presidential Life Corp.	128,931	2,186,670
Primus Guaranty Ltd.(a)(b)	217,082	2,283,703
ProAssurance Corp.(a)(b)	199,305	10,736,560
RAM Holdings Ltd.(a)	108,769	1,011,552
RLI Corp.	125,923	7,142,353
Safety Insurance Group Inc.	97,029	3,487,222
Scottish Re Group Ltd.(a)	405,552	1,293,711
SeaBright Insurance Holdings Inc.(a)	124,275	2,121,374
Security Capital Assurance Ltd.	142,499	3,254,677
Selective Insurance Group Inc.	327,995	6,979,734
State Auto Financial Corp.	86,441	2,528,399

Stewart Information Services Corp.	102,847	3,524,567
Triad Guaranty Inc.(a)(b)	68,704	1,303,315
United America Indemnity Ltd. Class A(a)	147,426	3,171,133
United Fire & Casualty Co.	130,953	5,118,953
Universal American Financial Corp.(a)	180,171	4,109,701
Validus Holdings Ltd.(a)	84,106	2,038,729
Zenith National Insurance Corp.	221,476	9,942,058

		269,029,009
INTERNET – 1.79%
Ariba Inc.(a)	468,609	5,051,605
AsiaInfo Holdings Inc.(a)	189,725	1,718,908
Authorize.Net Holdings Inc.(a)	13,945	245,850
Avocent Corp.(a)	301,683	8,785,009
CMGI Inc.(a)	2,913,193	3,961,942
comScore Inc.(a)	10,725	289,575
Dice Holdings Inc.(a)	37,387	384,338
EarthLink Inc.(a)(b)	737,335	5,839,693
FTD Group Inc.	114,718	1,707,004
Harris Interactive Inc.(a)	140,276	604,590
i2 Technologies Inc.(a)(b)	92,698	1,413,644
InfoSpace Inc.	95,928	1,684,496
Internet Capital Group Inc.(a)	230,740	2,768,880
Interwoven Inc.(a)	48,087	684,278
iPass Inc.(a)(b)	143,036	600,751
Keynote Systems Inc.(a)	93,571	1,284,730
Lionbridge Technologies Inc.(a)	54,831	218,776
Mercadolibre Inc.(a)	28,850	1,056,776
Openwave Systems Inc.	494,304	2,165,052
Orbitz Worldwide Inc.(a)	78,235	883,273
RealNetworks Inc.(a)	610,902	4,141,916
S1 Corp.(a)	328,095	2,969,260
Safeguard Scientifics Inc.(a)	723,505	1,656,826
Secure Computing Corp.(a)	258,132	2,511,624
SonicWALL Inc.(a)	287,569	2,510,477
TechTarget Inc.(a)(b)	13,509	228,302
TIBCO Software Inc.(a)	1,246,529	9,211,849
United Online Inc.	287,706	4,318,467
Vignette Corp.(a)	78,717	1,579,850

		70,477,741
INVESTMENT COMPANIES – 1.13%
Apollo Investment Corp.	599,958	12,479,126
Ares Capital Corp.	415,457	6,759,485
BlackRock Kelso Capital Corp.	42,229	612,321
Capital Southwest Corp.	18,219	2,236,564
Gladstone Capital Corp.(b)	85,335	1,665,739
Hercules Technology Growth Capital Inc.	193,284	2,564,879
Kayne Anderson Energy Development Co.	59,893	1,526,074
Kohlberg Capital Corp.	85,326	1,285,010
MCG Capital Corp.	373,607	5,376,205
MVC Capital Inc.(b)	144,892	2,684,849
NGP Capital Resources Co.	104,307	1,692,903
Patriots Capital Funding Inc.	108,839	1,455,177
PennantPark Investment Corp.	33,219	445,135
Prospect Energy Corp.(b)	119,170	2,028,273
Technology Investment Capital Corp.	127,494	1,704,595

		44,516,335

IRON & STEEL – 0.57%
Claymont Steel Holdings Inc.(a)	52,114	1,055,309
Gibraltar Industries Inc.	149,444	2,764,714
Olympic Steel Inc.	52,219	1,418,268

Ryerson Inc.	158,546	5,349,342
Schnitzer Steel Industries Inc. Class A	130,798	9,586,185
Universal Stainless & Alloy Products Inc.(a)	18,139	721,751
Wheeling-Pittsburgh Corp.(a)	77,582	1,497,333

		22,392,902
LEISURE TIME – 0.33%
Ambassadors International Inc.(b)	33,480	821,264
Arctic Cat Inc.	71,820	1,174,975
Callaway Golf Co.	431,420	6,907,034
Marine Products Corp.	59,528	504,797
Multimedia Games Inc.(a)(b)	137,386	1,170,529
Nautilus Inc.	118,401	943,656
Polaris Industries Inc.	33,830	1,475,665
Town Sports International Holdings Inc.(a)	6,908	105,071

		13,102,991
LODGING – 0.37%
Ameristar Casinos Inc.	86,207	2,422,417
Gaylord Entertainment Co.(a)	139,112	7,403,541
Lodgian Inc.(a)	112,474	1,327,193
Marcus Corp.	81,218	1,559,386
Riviera Holdings Corp.(a)	27,874	781,866
Trump Entertainment Resorts Inc.(a)(b)	185,669	1,197,565

		14,691,968
MACHINERY – 1.37%
Albany International Corp. Class A	175,359	6,574,209
Applied Industrial Technologies Inc.	212,966	6,565,742
Briggs & Stratton Corp.	295,698	7,445,676
Cascade Corp.	57,143	3,724,009
Chart Industries Inc.(a)	28,681	922,381
Cognex Corp.	55,470	985,147
Columbus McKinnon Corp.(a)	50,095	1,246,865
Gehl Corp.(a)	62,718	1,400,493
Gerber Scientific Inc.(a)	138,606	1,503,875
Hardinge Inc.	66,405	2,312,886
Kadant Inc.(a)	78,486	2,197,608
Lindsay Corp.	42,528	1,861,876
NACCO Industries Inc.	34,797	3,600,794
Nordson Corp.	48,279	2,424,089
Park-Ohio Holdings Corp.(a)	47,906	1,243,161
Robbins & Myers Inc.	84,189	4,823,188
Sauer-Danfoss Inc.	29,660	791,329
Tecumseh Products Co. Class A(a)	92,466	1,779,971
Tennant Co.	48,646	2,369,060

		53,772,359
MANUFACTURING – 1.71%
Actuant Corp. Class A	20,316	1,319,931
Acuity Brands Inc.	74,807	3,776,257
Ameron International Corp.	49,951	5,283,317
AptarGroup Inc.	381,120	14,433,014
Barnes Group Inc.	25,061	799,947
Blount International Inc.(a)	227,975	2,589,796
Ceradyne Inc.(a)	47,480	3,596,135
CLARCOR Inc.	154,230	5,276,208
EnPro Industries Inc.(a)	128,291	5,208,615
Federal Signal Corp.	286,639	4,402,775
FreightCar America Inc.	68,717	2,624,989
Griffon Corp.(a)	178,619	2,697,147
Koppers Holdings Inc.	47,623	1,838,724
Lancaster Colony Corp.	11,905	454,414

Polypore International Inc.	55,489	780,175
Reddy Ice Holdings Inc.	71,071	1,874,142
Smith (A.O.) Corp.	123,017	5,397,986
Standex International Corp.	74,133	1,533,070
Tredegar Corp.	187,981	3,242,672

		67,129,314
MEDIA – 1.83%
Belo Corp.	506,184	8,787,354
Charter Communications Inc. Class A(a)(b)	2,443,361	6,303,871
Citadel Broadcasting Corp.	690,491	2,872,443
CKX Inc.(a)	18,117	223,020
Courier Corp.	16,839	592,901
Cox Radio Inc. Class A(a)	198,637	2,592,213
Crown Media Holdings Inc. Class A(a)(b)	43,926	315,828
Cumulus Media Inc. Class A(a)	90,733	927,291
DG FastChannel Inc.(a)	89,006	2,098,761
Dolan Media Co.(a)	30,124	732,013
Emmis Communications Corp.	189,911	938,160
Entercom Communications Corp.	195,712	3,783,113
Entravision Communications Corp.(a)	224,345	2,068,461
Fisher Communications Inc.(a)	37,250	1,857,658
GateHouse Media Inc.(b)	133,783	1,705,733
Gemstar-TV Guide International Inc.(a)	127,370	886,495
Gray Television Inc.	250,025	2,122,712
Journal Communications Inc. Class A	281,407	2,667,738
Lee Enterprises Inc.	275,361	4,287,371
Lin TV Corp. Class A(a)	163,031	2,121,033
LodgeNet Entertainment Corp.(a)(b)	39,497	1,001,644
Media General Inc. Class A	132,196	3,636,712
Mediacom Communications Corp.(a)(b)	324,811	2,289,918
Nexstar Broadcasting Group Inc. Class A(a)	45,598	478,323
Playboy Enterprises Inc. Class B(a)(b)	132,252	1,420,386
PRIMEDIA Inc.(b)	263,632	3,701,393
Radio One Inc. Class D(a)	458,790	1,711,287
Salem Communications Corp. Class A	54,670	437,360
Scholastic Corp.(a)	183,725	6,404,654
Sinclair Broadcast Group Inc. Class A	155,423	1,871,293
Spanish Broadcasting System Inc. Class A(a)	117,715	303,705
Sun-Times Media Group Inc. Class A(a)	177,478	402,875
Westwood One Inc.	46,056	126,654

		71,670,373
METAL FABRICATE & HARDWARE – 1.36%
Ampco-Pittsburgh Corp.	39,591	1,559,094
Castle (A.M.) & Co.	54,732	1,784,263
CIRCOR International Inc.	97,854	4,443,550
Foster (L.B.) Co. Class A(a)	5,528	240,247
Kaydon Corp.	30,146	1,567,291
Ladish Co. Inc.(a)	53,476	2,966,848
Lawson Products Inc.	24,990	869,902
Mueller Industries Inc.	221,480	8,004,287
Mueller Water Products Inc. Class A(b)	686,165	8,501,584
Northwest Pipe Co.(a)	53,346	2,017,546
Quanex Corp.	221,797	10,420,023
TriMas Corp.(a)	84,033	1,115,118
Worthington Industries Inc.	413,053	9,731,529

		53,221,282
MINING – 0.76%
AMCOL International Corp.	106,937	3,538,545
Century Aluminum Co.(a)	79,201	4,169,933
Coeur d’Alene Mines Corp.(a)(b)	802,566	3,041,725

Compass Minerals International Inc.	192,321	6,546,607
Horsehead Holding Corp.(a)	16,063	360,132
Royal Gold Inc.	91,900	3,009,725
Stillwater Mining Co.(a)	234,573	2,413,756
Uranium Resources Inc.(a)	165,931	1,558,092
USEC Inc.(a)(b)	522,651	5,357,173

		29,995,688
OFFICE & BUSINESS EQUIPMENT – 0.21%
IKON Office Solutions Inc.	642,898	8,261,239

		8,261,239
OFFICE FURNISHINGS – 0.00%
CompX International Inc.	8,705	170,444

		170,444
OIL & GAS – 2.86%
Berry Petroleum Co. Class A	141,970	5,620,592
Bill Barrett Corp.(a)	38,482	1,516,576
Bois d’Arc Energy Inc.(a)	14,881	285,269
Brigham Exploration Co.(a)	272,122	1,613,683
Bronco Drilling Co. Inc.(a)	155,300	2,298,440
Callon Petroleum Co.(a)	124,121	1,727,764
Clayton Williams Energy Inc.(a)	33,032	1,090,056
Comstock Resources Inc.(a)	68,901	2,124,907
Concho Resources Inc.(a)	25,909	383,712
Delek US Holdings Inc.	30,744	771,060
Edge Petroleum Corp.(a)(b)	169,953	2,182,197
Encore Acquisition Co.(a)	317,631	10,053,021
Energy Partners Ltd.(a)	168,917	2,479,702
EXCO Resources Inc.(a)(b)	368,588	6,096,446
GeoMet Inc.(a)	108,804	553,812
Grey Wolf Inc.(a)	1,018,009	6,667,959
Harvest Natural Resources Inc.(a)	224,442	2,679,837
Mariner Energy Inc.(a)	242,252	5,017,039
McMoRan Exploration Co.(a)(b)	87,204	1,172,894
Meridian Resource Corp. (The)(a)(b)	533,087	1,322,056
Oilsands Quest Inc.(a)(b)	748,185	3,314,460
Parker Drilling Co.(a)	135,223	1,098,011
Penn Virginia Corp.	122,725	5,397,446
PetroCorp Inc. Escrow(c)	19,086	2
Petrohawk Energy Corp.(a)	490,744	8,058,016
Petroleum Development Corp.(a)	76,747	3,403,729
Pioneer Drilling Co.(a)	296,764	3,614,586
Rex Energy Corp.	29,179	234,891
Rosetta Resources Inc.(a)	139,654	2,561,254
Stone Energy Corp.(a)	167,600	6,705,676
SulphCo Inc.(a)(b)	98,601	867,689
Swift Energy Co.(a)	178,753	7,314,573
Toreador Resources Corp.(a)(b)	90,701	1,072,993
VAALCO Energy Inc.(a)	354,118	1,618,319
Warren Resources Inc.(a)	17,465	219,011
Whiting Petroleum Corp.(a)	251,421	11,175,663

		112,313,341
OIL & GAS SERVICES – 1.55%
Allis-Chalmers Energy Inc.(a)	150,162	2,844,068
Basic Energy Services Inc.(a)	65,669	1,380,362
Dawson Geophysical Co.(a)	3,602	279,191
Exterran Holdings Inc.(a)	360,630	28,973,014

Gulf Island Fabrication Inc.	6,220	238,786
Horizon Offshore Inc.(a)	195,367	3,223,556
Hornbeck Offshore Services Inc.(a)(b)	137,411	5,042,984
Newpark Resources Inc.(a)	74,253	397,996
Oil States International Inc.(a)	294,377	14,218,409
Superior Offshore International Inc.(a)	22,995	258,694
Superior Well Services Inc.(a)	24,726	562,022
T-3 Energy Services Inc.(a)	2,282	97,304
Trico Marine Services Inc.(a)	71,252	2,123,310
Union Drilling Inc.(a)	82,544	1,203,492

		60,843,188
PACKAGING & CONTAINERS – 0.12%
Chesapeake Corp.	119,063	1,007,273
Silgan Holdings Inc.	68,212	3,666,395

		4,673,668
PHARMACEUTICALS – 0.64%
Alpharma Inc. Class A(a)	259,228	5,537,110
Amicus Therapeutics Inc.(a)	4,124	68,912
Animal Health International Inc.(a)	28,630	318,652
Bentley Pharmaceuticals Inc.(a)	54,087	675,006
Bionovo Inc.(a)(b)	37,141	142,993
Bradley Pharmaceuticals Inc.(a)	53,876	980,543
Emergent BioSolutions Inc.(a)	35,203	312,603
Indevus Pharmaceuticals Inc.(a)	32,102	221,825
Isis Pharmaceuticals Inc.(a)(b)	239,862	3,590,734
Jazz Pharmaceuticals Inc.(a)	3,222	36,086
MannKind Corp.(a)(b)	249,162	2,411,888
Nabi Biopharmaceuticals(a)	209,000	848,540
Neurocrine Biosciences Inc.(a)	107,519	1,075,190
Par Pharmaceutical Companies Inc.(a)	22,018	408,654
Perrigo Co.	217,811	4,650,265
PharMerica Corp.(a)(b)	118,168	1,763,067
Rigel Pharmaceuticals Inc.(a)	24,633	232,289
Salix Pharmaceuticals Ltd.(a)(b)	31,150	386,883
Sciele Pharma Inc.(a)	32,778	852,884
Sirtris Pharmaceuticals Inc.(a)(b)	3,196	54,588
Sucampo Pharmaceuticals Inc.	3,635	39,076
Tiens Biotech Group (USA) Inc.(a)(b)	18,789	62,943
ViroPharma Inc.(a)	47,580	423,462

		25,094,193
REAL ESTATE – 0.27%
Avatar Holdings Inc.(a)(b)	34,271	1,711,151
HFF Inc. Class A(a)	98,258	1,166,322
Hilltop Holdings Inc.(a)	283,585	3,329,288
Meruelo Maddux Properties Inc.(a)(b)	273,273	1,615,043
Resource Capital Corp.	131,603	1,481,850
Stratus Properties Inc.(a)	29,507	1,042,482
Tarragon Corp.(a)(b)	81,196	212,734

		10,558,870
REAL ESTATE INVESTMENT TRUSTS – 7.89%
Agree Realty Corp.	46,252	1,449,538
Alesco Financial Inc.(b)	365,583	1,798,668
Alexandria Real Estate Equities Inc.	87,931	8,464,238
American Campus Communities Inc.	138,542	4,057,895
American Financial Realty Trust	778,920	6,270,306
Anthracite Capital Inc.(b)	383,431	3,489,222
Anworth Mortgage Asset Corp.	273,036	1,471,664
Arbor Realty Trust Inc.	80,982	1,529,750
Ashford Hospitality Trust Inc.	633,332	6,364,987

BioMed Realty Trust Inc.	391,327	9,430,981
BRT Realty Trust	41,913	726,771
Capital Trust Inc. Class A	81,596	2,896,658
CapLease Inc.	260,547	2,670,607
CBRE Realty Finance Inc.	174,175	1,027,633
Cedar Shopping Centers Inc.	264,236	3,598,894
Corporate Office Properties Trust	209,970	8,741,051
Crystal River Capital Inc.	149,423	2,511,801
DCT Industrial Trust Inc.	1,006,911	10,542,358
Deerfield Triarc Capital Corp.	309,038	2,796,794
DiamondRock Hospitality Co.	565,193	9,840,010
EastGroup Properties Inc.	26,715	1,209,121
Education Realty Trust Inc.	167,220	2,257,470
Entertainment Properties Trust	159,349	8,094,929
Equity One Inc.	217,587	5,918,366
Extra Space Storage Inc.	384,911	5,923,780
First Industrial Realty Trust Inc.	106,119	4,124,846
First Potomac Realty Trust	144,757	3,155,703
Franklin Street Properties Corp.	355,838	6,138,206
GMH Communities Trust	188,090	1,457,698
Gramercy Capital Corp.	111,509	2,806,682
Healthcare Realty Trust Inc.	285,942	7,623,214
Hersha Hospitality Trust	244,292	2,418,491
Highwoods Properties Inc.	99,653	3,654,276
Home Properties Inc.	45,616	2,380,243
Impac Mortgage Holdings Inc.(b)	453,253	698,010
Inland Real Estate Corp.	283,445	4,390,563
Investors Real Estate Trust(b)	288,817	3,119,224
JER Investors Trust Inc.	75,105	935,057
Kite Realty Group Trust	116,755	2,194,994
LaSalle Hotel Properties	239,770	10,089,522
Lexington Realty Trust	395,610	7,916,156
LTC Properties Inc.	141,464	3,348,453
Luminent Mortgage Capital Inc.(b)	262,324	438,081
Maguire Properties Inc.	127,460	3,292,292
Medical Properties Trust Inc.(b)	296,458	3,948,821
MFA Mortgage Investments Inc.	485,342	3,907,003
Mission West Properties Inc.	117,812	1,431,416
National Health Investors Inc.	129,901	4,015,240
National Retail Properties Inc.	398,943	9,726,230
Nationwide Health Properties Inc.	59,830	1,802,678
Newcastle Investment Corp.(b)	248,318	4,375,363
NorthStar Realty Finance Corp.	366,826	3,642,582
NovaStar Financial Inc.	57,017	505,741
Parkway Properties Inc.	95,004	4,193,477
Pennsylvania Real Estate Investment Trust	192,138	7,481,854
Post Properties Inc.	217,085	8,401,190
Quadra Realty Trust Inc.	60,388	575,498
RAIT Financial Trust	378,570	3,115,631
Ramco-Gershenson Properties Trust	39,924	1,247,226
Realty Income Corp.	603,973	16,881,045
Redwood Trust Inc.(b)	126,294	4,195,487
Republic Property Trust	155,901	2,287,068
Senior Housing Properties Trust	500,090	11,031,985
Sovran Self Storage Inc.	123,094	5,642,629
Strategic Hotels & Resorts Inc.	444,533	9,152,934
Sunstone Hotel Investors Inc.	373,316	9,571,822
Universal Health Realty Income Trust	47,438	1,685,472
Urstadt Biddle Properties Inc. Class A	126,248	1,953,057
U-Store-It Trust	277,036	3,656,875
Winthrop Realty Trust Inc.	301,767	2,030,892

		309,724,419

RETAIL – 4.63%
AC Moore Arts & Crafts Inc.(a)	18,869	297,375
AFC Enterprises Inc.(a)	70,939	1,067,632
Applebee’s International Inc.	53,534	1,331,926
Asbury Automotive Group Inc.	153,212	3,035,130
Blockbuster Inc. Class A(a)(b)	1,148,229	6,165,990
Bob Evans Farms Inc.	213,947	6,456,920
Bon-Ton Stores Inc. (The)(b)	41,923	952,491
Books-A-Million Inc.	88,895	1,176,081
Borders Group Inc.	350,209	4,668,286
Brown Shoe Co. Inc.	140,464	2,725,002
Cabela’s Inc. Class A(a)(b)	201,989	4,777,040
Cache Inc.(a)	20,708	369,638
Casey’s General Store Inc.	302,073	8,367,422
Cash America International Inc.	9,502	357,275
Casual Male Retail Group Inc.(a)	18,755	168,045
Cato Corp. Class A	132,993	2,718,377
CBRL Group Inc.	58,321	2,379,497
CEC Entertainment Inc.(a)	92,539	2,486,523
Charming Shoppes Inc.(a)	739,874	6,214,942
Collective Brands Inc.(a)(b)	215,865	4,761,982
Conn’s Inc.(a)(b)	68,338	1,632,595
CSK Auto Corp.(a)	247,073	2,631,327
Deb Shops Inc.	2,090	56,200
Domino’s Pizza Inc.	261,980	4,346,248
Dress Barn Inc.(a)	64,550	1,097,996
Eddie Bauer Holdings Inc.(a)	182,128	1,566,301
Finish Line Inc. (The) Class A	254,300	1,103,662
Fred’s Inc.	239,957	2,526,747
Gander Mountain Co.(a)(b)	13,605	73,603
Genesco Inc.(a)	22,814	1,052,410
Group 1 Automotive Inc.	145,173	4,873,458
Guitar Center Inc.(a)	10,735	636,586
Haverty Furniture Companies Inc.	118,376	1,038,158
hhgregg Inc.(a)	40,496	425,208
Hot Topic Inc.(a)	131,024	977,439
IHOP Corp.	59,110	3,743,436
Insight Enterprises Inc.(a)	289,051	7,460,406
Jack in the Box Inc.(a)	85,174	5,522,682
Jamba Inc.(a)(b)	310,565	2,183,272
Jo-Ann Stores Inc.(a)	134,813	2,844,554
Kenneth Cole Productions Inc. Class A	59,518	1,152,864
Landry’s Restaurants Inc.	89,559	2,369,731
Lithia Motors Inc. Class A	94,678	1,615,207
Longs Drug Stores Corp.	10,742	533,555
lululemon athletica inc.(a)	47,621	2,001,511
MarineMax Inc.(a)(b)	97,614	1,421,260
McCormick & Schmick’s Seafood Restaurants Inc.(a)	5,901	111,116
Morton’s Restaurant Group Inc.(a)	37,781	600,718
Movado Group Inc.	102,896	3,284,440
99 Cents Only Stores(a)	124,119	1,274,702
Nu Skin Enterprises Inc. Class A	101,165	1,634,826
O’Charley’s Inc.	142,927	2,166,773
Pacific Sunwear of California Inc.(a)	77,569	1,148,021
Pantry Inc. (The)(a)	81,815	2,096,918
Papa John’s International Inc.(a)	48,987	1,197,242
PC Connection Inc.(a)	43,254	540,675
Pep Boys-Manny, Moe & Jack (The)	195,837	2,747,593
Pier 1 Imports Inc.(a)	527,588	2,495,491
PriceSmart Inc.	54,507	1,286,365
Rare Hospitality International Inc.(a)	37,086	1,413,347
Regis Corp.	264,887	8,452,544

Ruby Tuesday Inc.	63,513	1,164,828
Rush Enterprises Inc. Class A(a)	132,328	3,354,515
School Specialty Inc.(a)(b)	102,052	3,534,061
Shoe Carnival Inc.(a)	37,067	584,917
Sonic Automotive Inc.	185,338	4,436,992
Stage Stores Inc.	259,553	4,731,651
Steak n Shake Co. (The)(a)	169,953	2,550,995
Stein Mart Inc.	139,629	1,062,577
Syms Corp.	40,808	612,528
Systemax Inc.(b)	26,135	534,199
Talbots Inc. (The)(b)	138,788	2,498,184
Tuesday Morning Corp.	179,917	1,617,454
West Marine Inc.(a)(b)	88,404	1,021,066
World Fuel Services Corp.	40,639	1,658,478
Zale Corp.(a)(b)	292,809	6,775,600

		181,952,806
SAVINGS & LOANS – 2.49%
Abington Bancorp Inc.	48,617	474,016
Anchor BanCorp Wisconsin Inc.	117,253	3,165,831
BankAtlantic Bancorp Inc. Class A	267,488	2,319,121
BankFinancial Corp.	138,761	2,195,199
BankUnited Financial Corp. Class A	190,969	2,967,658
Beneficial Mutual Bancorp. Inc.(a)	198,257	1,933,006
Berkshire Hills Bancorp Inc.	52,822	1,596,809
Brookline Bancorp Inc.	377,036	4,369,847
Clifton Savings Bancorp Inc.	71,551	846,448
Dime Community Bancshares Inc.	154,972	2,319,931
Downey Financial Corp.(b)	126,234	7,296,325
First Financial Holdings Inc.	71,305	2,230,420
First Niagara Financial Group Inc.	643,962	9,112,062
First Place Financial Corp.	104,110	1,842,747
FirstFed Financial Corp.(a)(b)	87,277	4,324,575
Flagstar Bancorp Inc.	265,824	2,586,468
Flushing Financial Corp.	126,415	2,123,772
Franklin Bank Corp.(a)	151,588	1,394,610
Investors Bancorp Inc.(a)(b)	305,260	4,322,482
Kearny Financial Corp.	128,052	1,637,785
KNBT Bancorp Inc.	164,755	2,725,048
NASB Financial Inc.	22,654	813,279
NewAlliance Bancshares Inc.	353,428	5,188,323
Northwest Bancorp Inc.	109,516	3,116,825
Oritani Financial Corp.(a)	40,183	636,499
Partners Trust Financial Group Inc.	260,299	3,167,839
PFF Bancorp Inc.	143,398	2,199,725
Provident Financial Services Inc.	394,335	6,455,264
Provident New York Bancorp	253,499	3,323,372
Rockville Financial Inc.	53,246	759,288
Roma Financial Corp.	60,515	1,034,807
TierOne Corp.	107,952	2,857,489
United Community Financial Corp.	160,630	1,159,749
ViewPoint Financial Group	69,567	1,285,598
Wauwatosa Holdings Inc.(a)(b)	53,696	872,560
Westfield Financial Inc.	61,553	597,680
WSFS Financial Corp.	37,528	2,341,747

		97,594,204
SEMICONDUCTORS – 2.34%
Actel Corp.(a)	155,595	1,669,534
Applied Micro Circuits Corp.(a)	1,045,140	3,302,642
Asyst Technologies Inc.(a)	29,325	155,129
ATMI Inc.(a)	28,073	835,172
AuthenTec Inc.(a)	15,818	158,180

Axcelis Technologies Inc.(a)	607,843	3,106,078
Brooks Automation Inc.(a)(b)	380,448	5,417,580
Cabot Microelectronics Corp.(a)	27,224	1,163,826
Cavium Networks Inc.(a)	13,796	448,370
Cirrus Logic Inc.(a)	231,874	1,483,994
Cohu Inc.	73,966	1,386,863
Conexant Systems Inc.(a)	2,152,820	2,583,384
Credence Systems Corp.(a)	604,391	1,867,568
DSP Group Inc.(a)	161,631	2,558,619
Emulex Corp.(a)	207,208	3,972,177
Entegris Inc.(a)(b)	596,143	5,174,521
Exar Corp.(a)	135,798	1,773,522
Genesis Microchip Inc.(a)	169,643	1,330,001
IXYS Corp.(a)	63,629	663,650
Kulicke and Soffa Industries Inc.(a)	29,257	248,099
Lattice Semiconductor Corp.(a)	686,338	3,081,658
Mattson Technology Inc.(a)	45,843	396,542
MKS Instruments Inc.(a)	285,847	5,436,810
OmniVision Technologies Inc.(a)(b)	240,729	5,471,770
Pericom Semiconductor Corp.(a)	108,586	1,272,628
Photronics Inc.(a)	249,883	2,851,165
PMC-Sierra Inc.(a)	91,147	764,723
Rudolph Technologies Inc.(a)	84,731	1,171,830
Semitool Inc.(a)	107,748	1,045,156
Semtech Corp.(a)	71,285	1,459,917
Silicon Image Inc.(a)	49,544	255,152
Skyworks Solutions Inc.(a)	826,911	7,475,275
Spansion Inc. Class A(a)	537,947	4,545,652
Standard Microsystems Corp.(a)	90,219	3,466,214
Syntax-Brillian Corp.(a)(b)	24,832	101,066
TriQuint Semiconductor Inc.(a)	831,910	4,084,678
Ultra Clean Holdings Inc.(a)	99,956	1,469,353
Ultratech Inc.(a)(b)	65,918	913,623
Veeco Instruments Inc.(a)	161,225	3,124,541
Zoran Corp.(a)	199,898	4,037,940

		91,724,602
SOFTWARE – 1.64%
Avid Technology Inc.(a)(b)	246,879	6,685,483
Blackbaud Inc.	41,395	1,044,810
BladeLogic Inc.(a)	10,402	266,707
Borland Software Corp.(a)(b)	434,127	1,888,452
Bottomline Technologies Inc.(a)	129,499	1,622,622
Computer Programs and Systems Inc.	16,306	429,826
CSG Systems International Inc.(a)(b)	150,218	3,192,133
Digi International Inc.(a)	128,997	1,836,917
infoUSA Inc.	128,797	1,196,524
InPhonic Inc.(a)(b)	120,999	332,747
INVESTools Inc.(a)	73,586	889,655
JDA Software Group Inc.(a)	106,172	2,193,514
Lawson Software Inc.(a)(b)	737,794	7,385,318
ManTech International Corp. Class A(a)	96,461	3,470,667
MicroStrategy Inc. Class A(a)	7,928	629,008
Monotype Imaging Holdings Inc.	19,728	248,178
MSC Software Corp.(a)	262,406	3,573,970
OpenTV Corp.(a)	211,204	312,582
Packeteer Inc.(a)	35,725	271,510
Parametric Technology Corp.(a)	372,907	6,496,040
PDF Solutions Inc.(a)	65,923	651,319
Pegasystems Inc.	72,142	858,490
PROS Holdings Inc.(a)	14,054	169,632
QAD Inc.	27,966	242,186
Quest Software Inc.(a)	49,504	849,489

Schawk Inc.	78,649	1,775,108
SeaChange International Inc.(a)	103,194	714,102
Solera Holdings Inc.(a)	47,036	846,178
Sybase Inc.(a)	488,664	11,302,798
SYNNEX Corp.(a)	97,652	2,007,725
Take-Two Interactive Software Inc.(a)(b)	51,520	879,962

		64,263,652
STORAGE & WAREHOUSING – 0.03%
Mobile Mini Inc.(a)	43,209	1,043,929

		1,043,929
TELECOMMUNICATIONS – 3.90%
Adaptec Inc.(a)	707,280	2,701,810
ADTRAN Inc.	170,111	3,917,656
Airvana Inc.(a)	22,436	135,738
Alaska Communications Systems Group Inc.	255,425	3,690,891
Anaren Inc.(a)	97,204	1,370,576
Andrew Corp.(a)	931,007	12,894,447
Anixter International Inc.(a)	31,246	2,576,233
Arris Group Inc.(a)	45,254	558,887
Aruba Networks Inc.(a)(b)	19,151	383,020
Atlantic Tele-Network Inc.	56,268	2,045,342
Black Box Corp.	103,793	4,438,189
Cincinnati Bell Inc.(a)	1,480,773	7,315,019
Consolidated Communications Holdings Inc.	51,597	1,011,817
Ditech Networks Inc.(a)	122,095	643,441
EMS Technologies Inc.(a)	45,377	1,113,098
Extreme Networks Inc.(a)	668,446	2,566,833
FairPoint Communications Inc.	185,626	3,500,906
FiberTower Corp.(a)	616,518	2,367,429
Foundry Networks Inc.(a)	113,402	2,015,154
General Communication Inc. Class A(a)	278,674	3,383,102
GeoEye Inc.(a)	30,573	787,255
Global Crossing Ltd.(a)	83,288	1,755,711
Golden Telecom Inc.	54,073	4,352,336
Hungarian Telephone and Cable Corp.(a)	12,772	251,098
Hypercom Corp.(a)	136,086	615,109
ICO Global Communications (Holdings) Ltd.(a)	355,395	1,236,775
IDT Corp. Class B	296,496	2,481,672
Infinera Corp.(a)	38,565	777,085
Iowa Telecommunications Services Inc.	189,623	3,764,017
iPCS Inc.	26,408	908,171
Ixia(a)	79,643	694,487
Knology Inc.(a)	75,793	1,268,017
Loral Space & Communications Inc.(a)	68,512	2,723,352
MasTec Inc.(a)	41,585	585,101
MRV Communications Inc.(a)	755,507	1,873,657
Newport Corp.(a)	209,047	3,183,786
NextWave Wireless Inc.(a)(b)	178,251	1,019,596
North Pittsburgh Systems Inc.	11,966	284,312
Oplink Communications Inc.(a)	76,427	1,043,993
Optium Corp.(a)(b)	48,538	503,824
PAETEC Holding Corp.(a)	256,643	3,200,338
Plantronics Inc.	287,396	8,205,156
Powerwave Technologies Inc.(a)(b)	779,033	4,798,843
Preformed Line Products Co.	14,843	772,133
Premiere Global Services Inc.(a)	325,712	4,120,257
RCN Corp.(a)	183,006	2,250,974
RF Micro Devices Inc.(a)(b)	615,523	4,142,470
Rural Cellular Corp. Class A(a)	41,956	1,825,086
SAVVIS Inc.(a)(b)	49,174	1,906,968
Shenandoah Telecommunications Co.	127,517	2,774,770

ShoreTel Inc.(a)	21,659	310,157
Starent Networks Corp.(a)	29,095	614,195
SureWest Communications	86,619	2,166,341
Sycamore Networks Inc.(a)	682,400	2,777,368
Symmetricom Inc.(a)	137,820	647,754
Syniverse Holdings Inc.(a)	163,100	2,593,290
Tekelec(a)	364,292	4,407,933
3Com Corp.(a)	2,326,759	11,494,189
Time Warner Telecom Inc. Class A(a)	64,894	1,425,721
USA Mobility Inc.(a)	138,264	2,332,514
UTStarcom Inc.(a)(b)	343,673	1,257,843
Vonage Holdings Corp.(a)(b)	203,541	211,683

		152,974,925
TEXTILES – 0.21%
G&K Services Inc. Class A	128,675	5,172,735
UniFirst Corp.	85,608	3,206,876

		8,379,611
TOYS, GAMES & HOBBIES – 0.36%
JAKKS Pacific Inc.(a)	168,288	4,494,972
LeapFrog Enterprises Inc.(a)(b)	205,917	1,698,815
Marvel Entertainment Inc.(a)	106,544	2,497,391
RC2 Corp.(a)	126,661	3,507,243
Topps Co. Inc. (The)	201,939	1,956,789

		14,155,210
TRANSPORTATION – 1.86%
ABX Air Inc.(a)	350,672	2,482,758
Arkansas Best Corp.	134,838	4,403,809
Atlas Air Worldwide Holdings Inc.(a)	79,786	4,119,351
Bristow Group Inc.(a)	120,991	5,288,517
Eagle Bulk Shipping Inc.	196,547	5,059,120
Forward Air Corp.	40,268	1,199,181
Genco Shipping & Trading Ltd.	99,927	6,548,216
General Maritime Corp.	171,148	4,776,741
Genesee & Wyoming Inc. Class A(a)	105,902	3,054,214
Golar LNG Ltd.	162,471	3,626,353
GulfMark Offshore Inc.(a)	136,753	6,654,401
Heartland Express Inc.	232,255	3,316,601
Knightsbridge Tankers Ltd.	5,420	145,798
Marten Transport Ltd.(a)	91,748	1,413,837
Nordic American Tanker Shipping Ltd.(b)	179,220	7,032,593
Old Dominion Freight Line Inc.(a)	11,750	281,648
Pacer International Inc.	141,795	2,701,195
Patriot Transportation Holding Inc.(a)(b)	9,669	950,849
PHI Inc.(a)	39,593	1,193,333
Saia Inc.(a)	75,576	1,249,271
TBS International Ltd.(a)	29,040	1,197,900
Ultrapetrol (Bahamas) Ltd.(a)	59,581	989,640
Universal Truckload Services Inc.(a)	19,293	423,674
Werner Enterprises Inc.	278,107	4,769,535

		72,878,535
TRUCKING & LEASING – 0.22%
AMERCO(a)(b)	59,851	3,798,144
Greenbrier Companies Inc. (The)(b)	95,726	2,556,841
TAL International Group Inc.	87,319	2,189,087

		8,544,072
WATER – 0.43%
American States Water Co.	102,017	3,978,663
California Water Service Group	117,016	4,503,946

PICO Holdings Inc.(a)	91,149	3,787,241
SJW Corp.	85,726	2,926,686
Southwest Water Co.(b)	144,315	1,822,698

		17,019,234

TOTAL COMMON STOCKS
(Cost: $4,325,475,376)		3,919,507,180
SHORT-TERM INVESTMENTS – 8.84%

MONEY MARKET FUNDS – 8.84%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(d)(e)	20,751,388	20,751,388
BGI Cash Premier Fund LLC
5.37%(d)(e)(f)	326,444,815	326,444,815

		347,196,203

TOTAL SHORT-TERM INVESTMENTS
(Cost: $347,196,203)		347,196,203

TOTAL INVESTMENTS IN SECURITIES – 108.67%
(Cost: $4,672,671,579)		4,266,703,383
Other Assets, Less Liabilities – (8.67)%		(340,485,923)

NET ASSETS – 100.00%		$3,926,217,460

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 28, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: November 28, 2007